UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.8%
Consumer Discretionary - 11.7%
Auto Components - 0.4%
BorgWarner, Inc.	40,434	$2,485,478
Delphi Automotive PLC	49,745	3,375,696
Johnson Controls, Inc.	118,386	5,602,026
The Goodyear Tire & Rubber Company	44,672	1,167,279

		12,630,479
Automobiles - 0.7%
Ford Motor Company	703,242	10,970,574
General Motors Company	232,463	8,001,376
Harley-Davidson, Inc.	39,260	2,615,109

		21,587,059
Distributors - 0.1%
Genuine Parts Company	27,347	2,375,087
Diversified Consumer Services - 0.1%
Graham Holdings Company, Class B	785	552,444
H&R Block, Inc.	48,701	1,470,283

		2,022,727
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	77,790	2,945,129
Chipotle Mexican Grill, Inc. (I)	5,551	3,153,246
Darden Restaurants, Inc.	23,179	1,176,566
International Game Technology	44,204	621,508
Marriott International, Inc., Class A	39,415	2,208,028
McDonald’s Corp.	176,379	17,290,433
Starbucks Corp.	134,747	9,887,735
Starwood Hotels & Resorts Worldwide, Inc.	34,325	2,732,270
Wyndham Worldwide Corp.	22,716	1,663,493
Wynn Resorts, Ltd.	14,464	3,213,178
Yum! Brands, Inc.	79,078	5,961,690

		50,853,276
Household Durables - 0.4%
D.R. Horton, Inc.	50,549	1,094,386
Garmin, Ltd. (L)	21,731	1,200,855
Harman International Industries, Inc.	12,070	1,284,248
Leggett & Platt, Inc.	24,824	810,255
Lennar Corp., Class A	31,571	1,250,843
Mohawk Industries, Inc. (I)	10,864	1,477,287
Newell Rubbermaid, Inc.	49,865	1,490,964
PulteGroup, Inc.	61,271	1,175,790
Whirlpool Corp.	13,713	2,049,545

		11,834,173
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (I)	66,307	22,313,632
Expedia, Inc.	18,288	1,325,880
Netflix, Inc. (I)	10,671	3,756,512
The Priceline Group, Inc. (I)	9,295	11,078,618
TripAdvisor, Inc. (I)	19,673	1,782,177

		40,256,819
Leisure Products - 0.1%
Hasbro, Inc.	20,784	1,156,006
Mattel, Inc.	60,852	2,440,774

		3,596,780
Media - 3.4%
Cablevision Systems Corp., Class A (L)	37,584	634,042
CBS Corp., Class B	98,395	6,080,811
Comcast Corp., Class A	464,621	23,240,342
DIRECTV (I)	84,479	6,455,885
Discovery Communications, Inc., Class A (I)	39,667	3,280,461

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Gannett Company, Inc.	40,797	$1,125,997
News Corp., Class A (I)	88,661	1,526,742
Omnicom Group, Inc.	46,122	3,348,457
Scripps Networks Interactive, Inc., Class A	19,457	1,476,981
The Interpublic Group of Companies, Inc.	75,675	1,297,070
The Walt Disney Company	290,629	23,270,664
Time Warner Cable, Inc.	49,481	6,787,804
Time Warner, Inc.	159,168	10,398,445
Twenty-First Century Fox, Inc., Class A	345,969	11,060,629
Viacom, Inc., Class B	71,068	6,040,069

		106,024,399
Multiline Retail - 0.7%
Dollar General Corp. (I)	52,740	2,926,015
Dollar Tree, Inc. (I)	36,972	1,929,199
Family Dollar Stores, Inc.	17,131	993,769
Kohl’s Corp.	36,139	2,052,695
Macy’s, Inc.	65,470	3,881,716
Nordstrom, Inc.	25,539	1,594,911
Target Corp.	112,882	6,830,490

		20,208,795
Specialty Retail - 2.1%
AutoNation, Inc. (I)	11,048	588,085
AutoZone, Inc. (I)	5,989	3,216,692
Bed Bath & Beyond, Inc. (I)	37,886	2,606,557
Best Buy Company, Inc.	48,241	1,274,045
CarMax, Inc. (I)	39,680	1,857,024
GameStop Corp., Class A (L)	20,519	843,331
L Brands, Inc.	43,437	2,465,918
Lowe’s Companies, Inc.	186,521	9,120,877
O’Reilly Automotive, Inc. (I)	18,908	2,805,758
PetSmart, Inc. (L)	18,434	1,269,918
Ross Stores, Inc.	38,367	2,745,159
Staples, Inc. (L)	114,720	1,300,925
The Gap, Inc.	47,056	1,885,063
The Home Depot, Inc.	251,107	19,870,097
The TJX Companies, Inc.	126,920	7,697,698
Tiffany & Company	19,780	1,704,047
Tractor Supply Company	24,943	1,761,724
Urban Outfitters, Inc. (I)	19,252	702,120

		63,715,038
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	49,212	2,443,868
Fossil Group, Inc. (I)	8,683	1,012,525
Michael Kors Holdings, Ltd. (I)	31,880	2,973,448
NIKE, Inc., Class B	132,612	9,794,722
PVH Corp.	14,482	1,806,919
Ralph Lauren Corp.	10,601	1,706,019
VF Corp.	62,600	3,873,688

		23,611,189

		358,715,821
Consumer Staples - 9.4%
Beverages - 2.1%
Beam, Inc.	29,526	2,459,516
Brown-Forman Corp., Class B	28,762	2,579,664
Coca-Cola Enterprises, Inc.	42,259	2,018,290
Constellation Brands, Inc., Class A (I)	29,896	2,540,263
Dr. Pepper Snapple Group, Inc.	34,927	1,902,124
Molson Coors Brewing Company, Class B	28,156	1,657,262
Monster Beverage Corp. (I)	24,132	1,675,967
PepsiCo, Inc.	271,374	22,659,729

1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	675,383	$26,110,307

		63,603,122
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	78,372	8,752,585
CVS Caremark Corp.	210,807	15,781,012
Safeway, Inc.	41,106	1,518,456
Sysco Corp.	104,350	3,770,166
The Kroger Company	91,904	4,011,610
Wal-Mart Stores, Inc.	288,320	22,036,298
Walgreen Company	155,873	10,292,294
Whole Foods Market, Inc.	66,489	3,371,657

		69,534,078
Food Products - 1.6%
Archer-Daniels-Midland Company	117,561	5,100,972
Campbell Soup Company	31,786	1,426,556
ConAgra Foods, Inc.	74,913	2,324,550
General Mills, Inc.	111,390	5,772,230
Hormel Foods Corp.	24,135	1,189,131
Kellogg Company	45,665	2,863,652
Keurig Green Mountain, Inc.	23,036	2,432,371
Kraft Foods Group, Inc.	106,346	5,966,011
McCormick & Company, Inc.	23,398	1,678,573
Mead Johnson Nutrition Company	35,952	2,989,049
Mondelez International, Inc., Class A	303,291	10,478,704
The Hershey Company	26,753	2,793,013
The J.M. Smucker Company	18,363	1,785,618
Tyson Foods, Inc., Class A	47,689	2,098,793

		48,899,223
Household Products - 1.9%
Colgate-Palmolive Company	155,528	10,089,101
Kimberly-Clark Corp.	67,662	7,459,736
The Clorox Company	23,268	2,047,817
The Procter & Gamble Company	483,215	38,947,129

		58,543,783
Personal Products - 0.1%
Avon Products, Inc.	78,248	1,145,551
The Estee Lauder Companies, Inc., Class A	45,519	3,044,311

		4,189,862
Tobacco - 1.4%
Altria Group, Inc.	355,215	13,295,697
Lorillard, Inc.	64,583	3,492,649
Philip Morris International, Inc.	282,464	23,125,328
Reynolds American, Inc.	55,685	2,974,693

		42,888,367

		287,658,435
Energy - 9.8%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	78,075	5,076,437
Cameron International Corp. (I)	38,789	2,395,997
Diamond Offshore Drilling, Inc. (L)	12,142	592,044
Ensco PLC, Class A	41,444	2,187,414
FMC Technologies, Inc. (I)	42,059	2,199,265
Halliburton Company	151,815	8,940,385
Helmerich & Payne, Inc.	19,026	2,046,437
Nabors Industries, Ltd.	46,276	1,140,703
National Oilwell Varco, Inc.	76,577	5,963,051
Noble Corp. PLC	45,339	1,484,399
Rowan Companies PLC, Class A (I)	22,146	745,877
Schlumberger, Ltd.	233,127	22,729,883

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Transocean, Ltd. (L)	60,194	$2,488,420

		57,990,312
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	89,840	7,614,838
Apache Corp.	70,413	5,840,758
Cabot Oil & Gas Corp.	74,884	2,537,070
Chesapeake Energy Corp.	89,828	2,301,393
Chevron Corp.	340,326	40,468,165
ConocoPhillips	218,654	15,382,309
CONSOL Energy, Inc.	40,890	1,633,556
Denbury Resources, Inc.	62,593	1,026,525
Devon Energy Corp.	68,359	4,575,268
EOG Resources, Inc.	48,710	9,555,441
EQT Corp.	26,794	2,598,214
Exxon Mobil Corp.	770,264	75,239,388
Hess Corp.	48,791	4,043,798
Kinder Morgan, Inc. (L)	119,186	3,872,353
Marathon Oil Corp.	124,673	4,428,385
Marathon Petroleum Corp.	52,528	4,572,037
Murphy Oil Corp.	30,749	1,932,882
Newfield Exploration Company (I)	23,817	746,901
Noble Energy, Inc.	64,224	4,562,473
Occidental Petroleum Corp.	141,705	13,503,069
ONEOK, Inc.	37,181	2,202,974
Peabody Energy Corp.	49,179	803,585
Phillips 66	104,778	8,074,193
Pioneer Natural Resources Company	25,501	4,772,257
QEP Resources, Inc.	32,073	944,229
Range Resources Corp.	29,063	2,411,357
Southwestern Energy Company (I)	62,985	2,897,940
Spectra Energy Corp.	119,073	4,398,557
Tesoro Corp.	23,608	1,194,329
The Williams Companies, Inc.	122,227	4,959,972
Valero Energy Corp.	94,972	5,043,013

		244,137,229

		302,127,541
Financials - 15.7%
Banks - 6.1%
Bank of America Corp.	1,883,919	32,403,407
BB&T Corp.	126,677	5,088,615
Citigroup, Inc.	541,293	25,765,547
Comerica, Inc.	32,498	1,683,396
Fifth Third Bancorp	151,832	3,484,544
Huntington Bancshares, Inc.	147,627	1,471,841
JPMorgan Chase & Company	674,997	40,979,068
KeyCorp	159,330	2,268,859
M&T Bank Corp. (L)	23,371	2,834,902
Regions Financial Corp.	253,234	2,813,430
SunTrust Banks, Inc.	95,006	3,780,289
The PNC Financial Services Group, Inc.	95,180	8,280,660
U.S. Bancorp	325,027	13,930,657
Wells Fargo & Company	853,420	42,449,111
Zions Bancorporation	32,912	1,019,614

		188,253,940
Capital Markets - 2.1%
Ameriprise Financial, Inc.	34,048	3,747,663
BlackRock, Inc.	22,382	7,038,691
E*TRADE Financial Corp. (I)	51,935	1,195,544
Franklin Resources, Inc.	72,170	3,910,171
Invesco, Ltd.	77,230	2,857,510
Legg Mason, Inc.	18,532	908,809

2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Morgan Stanley	250,110	$7,795,929
Northern Trust Corp.	39,590	2,595,520
State Street Corp.	76,941	5,351,247
T. Rowe Price Group, Inc.	46,752	3,850,027
The Bank of New York Mellon Corp.	202,254	7,137,544
The Charles Schwab Corp.	208,313	5,693,194
The Goldman Sachs Group, Inc.	75,073	12,300,711

		64,382,560
Consumer Finance - 0.9%
American Express Company	162,892	14,665,167
Capital One Financial Corp.	101,981	7,868,854
Discover Financial Services	83,995	4,887,669
SLM Corp.	75,913	1,858,350

		29,280,040
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B (I)	320,838	40,095,125
CME Group, Inc.	56,274	4,164,839
IntercontinentalExchange Group, Inc.	20,442	4,044,041
Leucadia National Corp.	55,429	1,552,012
McGraw-Hill Financial, Inc.	48,476	3,698,719
Moody’s Corp.	33,620	2,666,738
The NASDAQ OMX Group, Inc.	20,684	764,067

		56,985,541
Insurance - 2.8%
ACE, Ltd.	60,003	5,943,897
Aflac, Inc.	81,338	5,127,548
American International Group, Inc.	260,898	13,047,509
Aon PLC	53,808	4,534,938
Assurant, Inc.	12,911	838,699
Cincinnati Financial Corp.	26,360	1,282,678
Genworth Financial, Inc., Class A (I)	87,807	1,556,818
Hartford Financial Services Group, Inc.	79,438	2,801,778
Lincoln National Corp.	46,731	2,367,860
Loews Corp.	54,277	2,390,902
Marsh & McLennan Companies, Inc.	97,758	4,819,469
MetLife, Inc.	200,400	10,581,120
Principal Financial Group, Inc.	49,022	2,254,522
Prudential Financial, Inc.	82,578	6,990,228
The Allstate Corp.	79,784	4,514,179
The Chubb Corp.	43,731	3,905,178
The Progressive Corp.	97,791	2,368,498
The Travelers Companies, Inc.	62,773	5,341,982
Torchmark Corp.	15,679	1,233,937
Unum Group	46,349	1,636,583
XL Group PLC	49,297	1,540,531

		85,078,854
Real Estate Investment Trusts - 1.8%
Apartment Investment & Management
Company, Class A	26,440	799,017
AvalonBay Communities, Inc.	21,578	2,833,623
Boston Properties, Inc.	27,145	3,108,917
Crown Castle International Corp.	59,747	4,408,134
Equity Residential	60,012	3,480,096
General Growth Properties, Inc.	92,891	2,043,602
HCP, Inc.	81,847	3,174,845
Health Care REIT, Inc.	51,831	3,089,128
Host Hotels & Resorts, Inc.	134,267	2,717,564
Kimco Realty Corp.	73,252	1,602,754
Plum Creek Timber Company, Inc.	31,334	1,317,281
Prologis, Inc.	89,246	3,643,914
Public Storage	25,823	4,350,917

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group, Inc.	55,923	$9,171,372
The Macerich Company	24,990	1,557,627
Ventas, Inc.	52,699	3,191,978
Vornado Realty Trust	31,166	3,071,721
Weyerhaeuser Company	104,442	3,065,373

		56,627,863
Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A (I)	49,887	1,368,400
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	85,972	845,105
People’s United Financial, Inc.	55,777	829,404

		1,674,509

		483,651,707
Health Care - 12.9%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (I)	35,271	5,365,777
Amgen, Inc.	134,580	16,599,097
Biogen Idec, Inc. (I)	42,141	12,889,668
Celgene Corp. (I)	72,380	10,104,248
Gilead Sciences, Inc. (I)	274,216	19,430,946
Regeneron Pharmaceuticals, Inc. (I)	13,995	4,202,419
Vertex Pharmaceuticals, Inc. (I)	42,039	2,972,998

		71,565,153
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	275,374	10,604,653
Baxter International, Inc.	96,900	7,129,902
Becton, Dickinson and Company	34,379	4,025,093
Boston Scientific Corp. (I)	235,041	3,177,754
C.R. Bard, Inc.	13,843	2,048,487
CareFusion Corp. (I)	36,840	1,481,705
Covidien PLC	80,364	5,919,612
DENTSPLY International, Inc.	24,977	1,149,941
Edwards Lifesciences Corp. (I)	19,039	1,412,123
Intuitive Surgical, Inc. (I)	6,829	2,991,034
Medtronic, Inc.	178,419	10,979,905
St. Jude Medical, Inc.	50,629	3,310,630
Stryker Corp.	52,690	4,292,654
Varian Medical Systems, Inc. (I)	18,437	1,548,524
Zimmer Holdings, Inc.	30,066	2,843,642

		62,915,659
Health Care Providers & Services - 2.0%
Aetna, Inc.	64,676	4,848,760
AmerisourceBergen Corp.	40,809	2,676,662
Cardinal Health, Inc.	61,136	4,278,297
Cigna Corp.	48,717	4,079,074
DaVita HealthCare Partners, Inc. (I)	31,444	2,164,919
Express Scripts Holding Company (I)	138,316	10,386,148
Humana, Inc.	27,429	3,091,797
Laboratory Corp. of America Holdings (I)	15,212	1,493,971
McKesson Corp.	41,020	7,242,901
Patterson Companies, Inc.	14,940	623,894
Quest Diagnostics, Inc. (L)	25,794	1,493,988
Tenet Healthcare Corp. (I)	17,627	754,612
UnitedHealth Group, Inc.	176,321	14,456,559
WellPoint, Inc.	50,374	5,014,732

		62,606,314
Health Care Technology - 0.1%
Cerner Corp. (I)	52,940	2,977,875

3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	59,509	$3,327,743
PerkinElmer, Inc.	19,872	895,432
Thermo Fisher Scientific, Inc.	69,862	8,400,207
Waters Corp. (I)	15,127	1,639,918

		14,263,300
Pharmaceuticals - 6.0%
AbbVie, Inc.	283,143	14,553,550
Actavis PLC (I)	31,063	6,394,319
Allergan, Inc.	53,204	6,602,616
Bristol-Myers Squibb Company	293,045	15,223,688
Eli Lilly & Company	175,590	10,335,227
Forest Laboratories, Inc. (I)	42,525	3,923,782
Hospira, Inc. (I)	29,832	1,290,234
Johnson & Johnson	504,197	49,527,271
Merck & Company, Inc.	524,112	29,753,838
Mylan, Inc. (I)	66,312	3,238,015
Perrigo Company PLC	23,847	3,688,177
Pfizer, Inc.	1,137,658	36,541,575
Zoetis, Inc.	89,556	2,591,751

		183,664,043

		397,992,344
Industrials - 10.3%
Aerospace & Defense - 2.7%
General Dynamics Corp.	57,949	6,311,805
Honeywell International, Inc.	139,830	12,970,631
L-3 Communications Holdings, Inc.	15,304	1,808,168
Lockheed Martin Corp.	48,114	7,854,129
Northrop Grumman Corp.	38,656	4,769,377
Precision Castparts Corp.	25,924	6,552,550
Raytheon Company	56,051	5,537,278
Rockwell Collins, Inc.	24,197	1,927,775
Textron, Inc.	49,979	1,963,675
The Boeing Company	121,900	15,297,231
United Technologies Corp.	150,214	17,551,004

		82,543,623
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	26,342	1,380,057
Expeditors International of Washington, Inc.	36,493	1,446,218
FedEx Corp.	52,338	6,937,925
United Parcel Service, Inc., Class B	126,647	12,332,885

		22,097,085
Airlines - 0.3%
Delta Air Lines, Inc.	151,036	5,233,397
Southwest Airlines Company	125,374	2,960,080

		8,193,477
Building Products - 0.1%
Allegion PLC	15,880	828,460
Masco Corp.	63,056	1,400,474

		2,228,934
Commercial Services & Supplies - 0.4%
Cintas Corp.	17,901	1,067,079
Iron Mountain, Inc.	30,235	833,579
Pitney Bowes, Inc. (L)	35,695	927,713
Republic Services, Inc.	48,061	1,641,764
Stericycle, Inc. (I)	15,110	1,716,798
The ADT Corp. (L)	32,694	979,185
Tyco International, Ltd.	81,922	3,473,493

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	77,301	$3,252,053

		13,891,664
Construction & Engineering - 0.2%
Fluor Corp.	28,474	2,213,284
Jacobs Engineering Group, Inc. (I)	23,418	1,487,043
Quanta Services, Inc. (I)	38,631	1,425,484

		5,125,811
Electrical Equipment - 0.7%
AMETEK, Inc.	43,889	2,259,845
Eaton Corp. PLC	84,745	6,366,044
Emerson Electric Company	125,493	8,382,932
Rockwell Automation, Inc.	24,636	3,068,414
Roper Industries, Inc.	17,768	2,372,206

		22,449,441
Industrial Conglomerates - 2.2%
3M Company	112,226	15,224,579
Danaher Corp.	107,079	8,030,925
General Electric Company	1,788,487	46,303,928

		69,559,432
Machinery - 1.7%
Caterpillar, Inc.	113,726	11,300,953
Cummins, Inc.	30,952	4,611,538
Deere & Company	65,930	5,986,444
Dover Corp.	30,126	2,462,801
Flowserve Corp.	24,413	1,912,514
Illinois Tool Works, Inc.	69,744	5,672,280
Ingersoll-Rand PLC	46,213	2,645,232
Joy Global, Inc. (L)	17,890	1,037,620
PACCAR, Inc.	63,314	4,269,896
Pall Corp.	19,604	1,753,970
Parker Hannifin Corp.	26,591	3,183,209
Pentair, Ltd.	35,322	2,802,447
Snap-on, Inc.	10,401	1,180,305
Stanley Black & Decker, Inc.	27,574	2,240,112
Xylem, Inc.	32,717	1,191,553

		52,250,874
Professional Services - 0.2%
Equifax, Inc.	21,608	1,469,992
Nielsen Holdings NV	50,653	2,260,643
Robert Half International, Inc.	24,749	1,038,221
The Dun & Bradstreet Corp.	6,774	672,997

		5,441,853
Road & Rail - 0.9%
CSX Corp.	180,085	5,217,062
Kansas City Southern	19,571	1,997,416
Norfolk Southern Corp.	55,225	5,366,213
Ryder Systems, Inc.	9,347	747,012
Union Pacific Corp.	81,107	15,220,540

		28,548,243
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	48,499	2,391,971
W.W. Grainger, Inc.	10,856	2,742,877

		5,134,848

		317,465,285
Information Technology - 18.0%
Communications Equipment - 1.7%
Cisco Systems, Inc.	918,147	20,575,674

4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
F5 Networks, Inc. (I)	13,454	$1,434,600
Harris Corp.	19,014	1,391,064
Juniper Networks, Inc. (I)	89,695	2,310,543
Motorola Solutions, Inc.	40,278	2,589,473
QUALCOMM, Inc.	301,407	23,768,956

		52,070,310
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	28,081	2,573,624
Corning, Inc.	248,287	5,169,335
FLIR Systems, Inc.	25,188	906,768
Jabil Circuit, Inc.	34,240	616,320
TE Connectivity, Ltd.	72,956	4,392,681

		13,658,728
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (I)	31,918	1,857,947
eBay, Inc. (I)	207,677	11,472,077
Facebook, Inc., Class A (I)	304,522	18,344,405
Google, Inc., Class A (I)	50,316	56,077,685
VeriSign, Inc. (I)(L)	22,299	1,202,139
Yahoo!, Inc. (I)	167,551	6,015,081

		94,969,334
IT Services - 3.4%
Accenture PLC, Class A	113,500	9,048,220
Alliance Data Systems Corp. (I)	9,486	2,584,461
Automatic Data Processing, Inc.	85,887	6,635,630
Cognizant Technology
Solutions Corp., Class A (I)	108,258	5,478,937
Computer Sciences Corp.	25,887	1,574,447
Fidelity National Information Services, Inc.	51,933	2,775,819
Fiserv, Inc. (I)	45,151	2,559,610
International Business Machines Corp.	174,428	33,575,646
MasterCard, Inc., Class A	181,891	13,587,258
Paychex, Inc.	57,738	2,459,639
Teradata Corp. (I)	28,385	1,396,258
The Western Union Company	98,277	1,607,812
Total System Services, Inc.	29,668	902,204
Visa, Inc., Class A	90,310	19,494,317
Xerox Corp.	198,682	2,245,107

		105,925,365
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	56,492	2,047,270
Analog Devices, Inc.	55,876	2,969,251
Applied Materials, Inc.	215,913	4,408,943
Broadcom Corp., Class A	98,398	3,097,569
First Solar, Inc. (I)	12,742	889,264
Intel Corp.	886,205	22,872,951
KLA-Tencor Corp.	29,806	2,060,787
Lam Research Corp. (I)	28,758	1,581,690
Linear Technology Corp.	42,263	2,057,785
LSI Corp.	99,659	1,103,225
Microchip Technology, Inc. (L)	35,302	1,686,024
Micron Technology, Inc. (I)	189,229	4,477,158
NVIDIA Corp.	98,898	1,771,263
Texas Instruments, Inc.	193,236	9,111,077
Xilinx, Inc.	47,400	2,572,398

		62,706,655
Software - 3.5%
Adobe Systems, Inc. (I)	82,593	5,429,664
Autodesk, Inc. (I)	40,614	1,997,397
CA, Inc.	57,744	1,788,332

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Citrix Systems, Inc. (I)	32,985	$1,894,329
Electronic Arts, Inc. (I)	54,941	1,593,838
Intuit, Inc.	50,630	3,935,470
Microsoft Corp.	1,346,352	55,186,968
Oracle Corp.	617,160	25,248,016
Red Hat, Inc. (I)	33,982	1,800,366
Salesforce.com, Inc. (I)	100,049	5,711,797
Symantec Corp.	123,672	2,469,730

		107,055,907
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	158,998	85,340,587
EMC Corp.	361,032	9,895,887
Hewlett-Packard Company	337,834	10,932,308
NetApp, Inc.	59,054	2,179,093
SanDisk Corp.	40,119	3,257,262
Seagate Technology PLC	58,627	3,292,492
Western Digital Corp.	37,461	3,439,669

		118,337,298

		554,723,597
Materials - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	37,840	4,504,474
Airgas, Inc.	11,786	1,255,327
CF Industries Holdings, Inc.	9,905	2,581,639
E.I. du Pont de Nemours & Company	165,289	11,090,892
Eastman Chemical Company	27,011	2,328,618
Ecolab, Inc.	48,182	5,203,174
FMC Corp.	23,672	1,812,328
International Flavors & Fragrances, Inc.	14,376	1,375,352
LyondellBasell Industries NV, Class A	77,029	6,850,959
Monsanto Company	93,656	10,655,243
PPG Industries, Inc.	24,717	4,781,751
Praxair, Inc.	52,499	6,875,794
Sigma-Aldrich Corp.	21,295	1,988,527
The Dow Chemical Company	216,773	10,533,000
The Mosaic Company	60,346	3,017,300
The Sherwin-Williams Company	15,151	2,986,717

		77,841,095
Construction Materials - 0.1%
Vulcan Materials Company	23,382	1,553,734
Containers & Packaging - 0.2%
Avery Dennison Corp.	17,171	870,055
Ball Corp.	25,136	1,377,704
Bemis Company, Inc.	18,366	720,682
MeadWestvaco Corp.	30,775	1,158,371
Owens-Illinois, Inc. (I)	29,467	996,869
Sealed Air Corp.	35,175	1,156,202

		6,279,883
Metals & Mining - 0.5%
Alcoa, Inc. (L)	190,884	2,456,677
Allegheny Technologies, Inc.	19,183	722,815
Cliffs Natural Resources, Inc. (L)	26,835	549,044
Freeport-McMoRan Copper & Gold, Inc.	185,230	6,125,556
Newmont Mining Corp.	88,747	2,080,230
Nucor Corp.	56,516	2,856,319
United States Steel Corp. (L)	25,764	711,344

		15,501,985

5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.1%
International Paper Company	78,070	$3,581,852

		104,758,549
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
American Tower Corp.	70,411	5,764,549
AT&T, Inc.	927,858	32,539,980
CenturyLink, Inc.	103,096	3,385,673
Frontier Communications Corp. (L)	176,258	1,004,671
Verizon Communications, Inc.	738,020	35,107,611
Windstream Holdings, Inc. (L)	107,341	884,490

		78,686,974
Utilities - 3.0%
Electric Utilities - 1.7%
American Electric Power Company, Inc.	87,211	4,418,109
Duke Energy Corp.	125,809	8,960,117
Edison International	58,122	3,290,286
Entergy Corp.	31,757	2,122,955
Exelon Corp.	152,594	5,121,055
FirstEnergy Corp.	74,686	2,541,565
NextEra Energy, Inc.	77,527	7,413,132
Northeast Utilities	56,046	2,550,093
Pepco Holdings, Inc.	44,158	904,356
Pinnacle West Capital Corp.	19,888	1,087,078
PPL Corp.	112,601	3,731,597
The Southern Company	158,058	6,945,069
Xcel Energy, Inc.	89,122	2,705,744

		51,791,156
Gas Utilities - 0.0%
AGL Resources, Inc.	21,385	1,047,010
Independent Power and Renewable Electricity
Producers - 0.1%
AES Corp.	116,465	1,663,120
NRG Energy, Inc.	57,894	1,841,029

		3,504,149
Multi-Utilities - 1.2%
Ameren Corp.	43,586	1,795,743
CenterPoint Energy, Inc.	76,690	1,816,786
CMS Energy Corp.	47,865	1,401,487
Consolidated Edison, Inc.	52,192	2,800,101
Dominion Resources, Inc.	103,512	7,348,317
DTE Energy Company	31,493	2,339,615
Integrys Energy Group, Inc.	14,424	860,392
NiSource, Inc.	55,619	1,976,143
PG&E Corp.	81,421	3,517,387
Public Service Enterprise Group, Inc.	90,151	3,438,359
SCANA Corp.	25,370	1,301,988
Sempra Energy	40,658	3,934,068
TECO Energy, Inc. (L)	37,006	634,653
Wisconsin Energy Corp.	39,979	1,861,022

		35,026,061

		91,368,376

TOTAL COMMON STOCKS (Cost $1,746,410,324)		$2,977,148,629

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	2,572,863	25,746,638

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,746,172)		$25,746,638

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.1%
Repurchase Agreement - 3.1%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $95,825,000 on 04/01/2014,
collateralized by $96,420,000 U.S. Treasury
Bonds, 3.625% due 02/15/2044 (valued at
$97,745,775, including interest)	$95,825,000	$95,825,000

TOTAL SHORT-TERM INVESTMENTS (Cost $95,825,000)		$95,825,000

Total Investments (500 Index Trust B)
(Cost $1,867,981,496) - 100.7%		$3,098,720,267
Other assets and liabilities, net - (0.7%)		(22,832,039)

TOTAL NET ASSETS - 100.0%		$3,075,888,228

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.7%
U.S. Government - 7.5%
U.S. Treasury Bond
3.750%, 11/15/2043	$20,260,000	$20,975,421
U.S. Treasury Notes
1.000%, 06/30/2019	3,240,000	3,104,830
1.500%, 12/31/2018	6,830,000	6,780,906
2.375%, 12/31/2020	2,500,000	2,520,118
2.750%, 02/15/2024	29,978,000	30,048,268

		63,429,543
U.S. Government Agency - 16.2%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043	2,315,734	2,242,704
4.500%, 09/01/2023 to 10/01/2041	7,626,121	8,137,570
5.000%, 03/01/2041 to 04/01/2041	2,798,883	3,051,809
Federal National Mortgage Association
2.270%, 08/01/2034 (P)	1,740,711	1,844,343
2.497%, 07/01/2033 (P)	47,618	50,573
3.000%, TBA (C)	13,750,000	13,278,418
3.000%, 07/01/2027 to 05/01/2043	5,253,454	5,132,818
3.400%, 09/27/2032	1,145,000	1,033,144
3.500%, 02/01/2026 to 06/01/2042	9,641,311	9,834,905
4.000%, 12/01/2024 to 05/01/2042	15,650,339	16,423,111
4.500%, 05/01/2041 to 06/01/2041	17,974,084	19,218,752
5.000%, 05/01/2018 to 04/01/2041	19,848,569	21,676,373
5.500%, 02/01/2018 to 11/01/2039	12,158,252	13,425,433
6.000%, 05/01/2035 to 02/01/2036	6,806,277	7,564,273
6.500%, 02/01/2036 to 06/01/2039	3,746,463	4,177,122
7.000%, 04/01/2017 to 06/01/2032	387,124	445,448
7.500%, 09/01/2029 to 08/01/2031	88,106	103,105
Government National
Mortgage Association
4.000%, 02/15/2041	6,642,055	6,988,655
5.000%, 04/15/2035	1,140,816	1,252,669
5.500%, 03/15/2035	533,672	597,817
6.000%, 03/15/2033 to 06/15/2033	469,649	535,227
6.500%, 09/15/2028 to 08/15/2031	126,140	144,397
7.000%, 04/15/2029	60,501	70,585

6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
8.000%, 10/15/2026 to 05/15/2029		$80,476	$95,645

			137,324,896

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $198,651,604)			$200,754,439

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		620,000	616,900
Republic of Argentina
9.224%, 12/15/2035 (P)	ARS	19,532,033	141,590

			758,490
Germany - 0.1%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,541,258
Japan - 0.1%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	669,670
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	1,028,169
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	475,580
9.375%, 04/01/2029		130,000	184,340

			659,920
Peru - 0.0%
Republic of Peru
9.875%, 02/06/2015		111,000	119,214
Turkey - 0.1%
Republic of Turkey
6.625%, 02/17/2045		500,000	526,875
United Kingdom - 0.1%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	189,818
8.000%, 12/07/2015		125,000	234,614

			424,432

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,085,237)			$5,728,028

CORPORATE BONDS - 44.5%
Consumer Discretionary - 4.5%
21st Century Fox America, Inc.
6.150%, 03/01/2037		$210,000	242,833
6.400%, 12/15/2035		305,000	364,488
6.650%, 11/15/2037		1,000,000	1,221,397
6.750%, 01/09/2038		108,000	129,243
7.750%, 12/01/2045		491,000	680,796
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	665,910
AMC Entertainment, Inc.
5.875%, 02/15/2022 (S)		610,000	620,675
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,120,000	452,887

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
AutoNation, Inc.
5.500%, 02/01/2020	$1,000,000	$1,085,000
Brinker International, Inc.
3.875%, 05/15/2023	740,000	689,253
CBS Corp.
7.875%, 07/30/2030	685,000	897,812
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	520,000	553,800
Chrysler Group LLC
8.000%, 06/15/2019 (S)	245,000	268,275
Cinemark USA, Inc.
7.375%, 06/15/2021	215,000	238,381
Comcast Corp.
6.550%, 07/01/2039	1,000,000	1,248,238
Dana Holding Corp.
6.000%, 09/15/2023	615,000	640,369
Delphi Corp.
5.000%, 02/15/2023	1,580,000	1,674,800
Ford Motor Credit Company LLC
5.875%, 08/02/2021	3,224,000	3,710,057
8.000%, 12/15/2016	749,000	876,756
General Motors Company
4.875%, 10/02/2023 (S)	665,000	681,625
6.250%, 10/02/2043 (S)	600,000	649,500
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,031,759
Hillman Group, Inc.
10.875%, 06/01/2018	385,000	410,025
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	425,000	459,000
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,160,000	1,097,918
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	715,000	745,388
L Brands, Inc.
6.625%, 04/01/2021	805,000	904,619
Landry’s, Inc.
9.375%, 05/01/2020 (S)	650,000	715,813
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	802,000	888,404
MDC Holdings, Inc.
5.500%, 01/15/2024	670,000	684,555
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	300,000	325,500
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	265,000	283,550
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	660,000	611,523
PF Chang’s China Bistro, Inc.
10.250%, 06/30/2020 (S)	400,000	421,000
QVC, Inc.
4.375%, 03/15/2023	465,000	458,304
5.125%, 07/02/2022	330,000	342,385
Radio One, Inc.
9.250%, 02/15/2020 (S)	200,000	212,000
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	575,000	635,375
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	325,000	348,156
Target Corp.
6.500%, 10/15/2037	800,000	1,006,880

7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Cable, Inc.
4.500%, 09/15/2042	$850,000	$780,280
5.500%, 09/01/2041	750,000	781,958
8.250%, 04/01/2019	510,000	635,614
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	893,338
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	413,426
Time Warner, Inc.
7.625%, 04/15/2031	451,000	600,876
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	615,000
Tops Holding II Corp.
8.750%, 06/15/2018	340,000	354,875
Toys R Us Property Company II LLC
8.500%, 12/01/2017	205,000	208,844
Viacom, Inc.
4.375%, 03/15/2043	1,142,000	1,014,876
6.125%, 10/05/2017	750,000	862,105
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	457,798	102,978
WideOpenWest Finance LLC
10.250%, 07/15/2019 (S)	160,000	182,400
Yum! Brands, Inc.
3.875%, 11/01/2023	600,000	595,831
5.350%, 11/01/2043	600,000	626,690
6.250%, 03/15/2018	155,000	176,888
6.875%, 11/15/2037	292,000	353,252

		38,373,480
Consumer Staples - 2.1%
Ajecorp BV
6.500%, 05/14/2022 (S)	575,000	559,188
Alliance One International, Inc.
9.875%, 07/15/2021	1,150,000	1,175,875
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	540,000	705,384
B&G Foods, Inc.
4.625%, 06/01/2021	325,000	321,344
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	455,000	561,657
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	525,000	582,750
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,208,359	1,561,917
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	1,000,000	872,045
Harbinger Group, Inc.
7.875%, 07/15/2019	480,000	526,800
KazAgro National Management Holding
JSC
4.625%, 05/24/2023 (S)	310,000	286,750
Kraft Foods Group, Inc.
6.125%, 08/23/2018	817,000	948,396
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	415,000	424,856
Revlon Consumer Products Corp.
5.750%, 02/15/2021	420,000	422,100
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,047,658
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	838,554

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Safeway, Inc.
4.750%, 12/01/2021	$210,000	$214,689
5.000%, 08/15/2019	1,415,000	1,460,240
6.350%, 08/15/2017	820,000	937,757
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	820,000	888,675
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)	135,000	140,063
TESCO PLC
6.150%, 11/15/2037 (S)	900,000	1,014,785
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,298,721
Tops Holding Corp.
8.875%, 12/15/2017	202,000	220,685
Vector Group, Ltd.
7.750%, 02/15/2021	335,000	360,125

		17,371,014
Energy - 5.9%
Access Midstream Partners LP
4.875%, 03/15/2024	340,000	339,150
Afren PLC
6.625%, 12/09/2020 (S)	600,000	612,000
10.250%, 04/08/2019 (S)	290,000	330,238
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,000,000	1,182,793
Astoria Depositor Corp.
8.144%, 05/01/2021 (S)	835,000	876,750
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	497,153
BreitBurn Energy Partners LP
7.875%, 04/15/2022	515,000	557,488
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,311,932
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	577,859
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	335,000	303,127
Continental Resources, Inc.
5.000%, 09/15/2022	810,000	850,500
DCP Midstream LLC
9.750%, 03/15/2019 (S)	565,000	720,508
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	1,760,000	1,654,400
DCP Midstream Operating LP
3.875%, 03/15/2023	335,000	327,367
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,045,365
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,188,909
Ecopetrol SA
5.875%, 09/18/2023	290,000	316,825
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	529,505
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	757,423
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,032,340
9.700%, 03/15/2019	670,000	865,930
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	878,925

8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (continued)
6.875%, 03/01/2033	$471,000	$593,864
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,035,000	1,086,750
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	350,000	394,188
EP Energy LLC
7.750%, 09/01/2022	335,000	376,038
EV Energy Partners LP
8.000%, 04/15/2019	555,000	574,425
Exterran Partners LP
6.000%, 04/01/2021	205,000	203,975
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	478,813
Halcon Resources Corp.
8.875%, 05/15/2021	315,000	326,813
Hess Corp.
5.600%, 02/15/2041	800,000	878,522
Jones Energy Holdings LLC
6.750%, 04/01/2022 (S)	235,000	239,406
Kerr-McGee Corp.
6.950%, 07/01/2024	755,000	915,632
Key Energy Services, Inc.
6.750%, 03/01/2021	455,000	478,319
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	506,297
5.800%, 03/15/2035	402,000	426,916
7.300%, 08/15/2033	603,000	739,838
7.750%, 03/15/2032	285,000	359,598
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,200,000	1,167,300
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	971,799
MarkWest Energy Partners LP
6.500%, 08/15/2021	369,000	398,520
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021	700,000	731,500
Newfield Exploration Company
5.750%, 01/30/2022	715,000	759,688
Nexen Energy ULC
5.875%, 03/10/2035	598,000	652,637
6.400%, 05/15/2037	775,000	891,641
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	489,507
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	525,000	535,500
NuStar Logistics LP
8.150%, 04/15/2018	356,000	405,840
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	375,000	381,563
ONEOK Partners LP
6.650%, 10/01/2036	835,000	981,373
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	400,000	389,000
5.375%, 01/26/2019 (S)	535,000	555,063
Petro-Canada
6.050%, 05/15/2018	745,000	858,071
Petrobras Global Finance BV
4.375%, 05/20/2023	420,000	384,360

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance Company
5.375%, 01/27/2021	$650,000	$657,426
Petroleos de Venezuela SA
5.375%, 04/12/2027	930,000	492,900
Petroleos Mexicanos
4.875%, 01/24/2022	380,000	397,100
Plains Exploration & Production Company
6.500%, 11/15/2020	700,000	770,875
6.750%, 02/01/2022	1,170,000	1,292,850
6.875%, 02/15/2023	150,000	166,875
Precision Drilling Corp.
6.625%, 11/15/2020	315,000	337,050
Regency Energy Partners LP
5.500%, 04/15/2023	600,000	604,500
5.875%, 03/01/2022	145,000	150,438
Rex Energy Corp.
8.875%, 12/01/2020	305,000	337,025
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	370,000	399,600
Rowan Companies, Inc.
4.875%, 06/01/2022	450,000	465,588
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	633,190
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)	255,000	272,850
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,026,880
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,095,648
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	890,000	922,040
Transocean, Inc.
6.000%, 03/15/2018	500,000	556,164
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	270,000	288,900
Tullow Oil PLC
6.000%, 11/01/2020 (S)	380,000	385,700
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	672,719
Williams Partners LP
4.300%, 03/04/2024	700,000	703,206
5.250%, 03/15/2020	945,000	1,040,850
WPX Energy, Inc.
6.000%, 01/15/2022	435,000	445,875

		50,005,492
Financials - 17.8%
Aflac, Inc.
8.500%, 05/15/2019	285,000	366,403
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	270,000	274,725
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	505,000	574,343
Ally Financial, Inc.
4.750%, 09/10/2018	500,000	528,750
American Express Bank FSB
6.000%, 09/13/2017	585,000	671,908
American International Group, Inc.
4.125%, 02/15/2024	375,000	382,996
6.250%, 03/15/2037	1,300,000	1,365,000
6.400%, 12/15/2020	750,000	893,909
8.250%, 08/15/2018	310,000	387,594

9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$377,000	$495,284
ARC Properties Operating Partnership LP
4.600%, 02/06/2024 (S)		980,000	979,747
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014		750,000	772,373
Assurant, Inc.
4.000%, 03/15/2023		1,260,000	1,242,024
AvalonBay Communities, Inc.
5.700%, 03/15/2017		750,000	840,942
AXA SA
8.600%, 12/15/2030		360,000	464,400
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		365,000	385,531
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (L)(Q)(S)		1,440,000	1,513,800
Banco do Brasil SA/Cayman Island
(6.250% to 04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		665,000	536,988
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,400,000	567,651
Bank of America Corp.
3.625%, 03/17/2016		$550,000	576,945
5.000%, 05/13/2021		2,035,000	2,244,129
5.650%, 05/01/2018		1,000,000	1,130,707
5.700%, 01/24/2022		680,000	780,271
6.875%, 04/25/2018		1,020,000	1,203,182
7.625%, 06/01/2019		1,065,000	1,311,151
Bank of America NA
5.300%, 03/15/2017		355,000	390,716
Bank of Ceylon
6.875%, 05/03/2017 (S)		350,000	366,188
Barclays Bank PLC
10.179%, 06/12/2021 (S)		720,000	965,038
Barclays Bank PLC (5.926% to
12/15/2016, then 3 month
LIBOR + 1.750%)
12/15/2016 (Q)(S)		490,000	519,400
Boardwalk Pipelines LP
3.375%, 02/01/2023		850,000	748,298
Boston Properties LP
3.700%, 11/15/2018		1,043,000	1,106,689
BPCE SA
5.700%, 10/22/2023 (S)		1,065,000	1,107,036
BRE Properties, Inc.
5.500%, 03/15/2017		906,000	1,003,716
Capital One Financial Corp.
3.500%, 06/15/2023		1,023,000	1,003,015
4.750%, 07/15/2021		1,650,000	1,807,885
Citigroup, Inc.
3.500%, 05/15/2023		1,060,000	1,000,197
3.875%, 10/25/2023		295,000	292,954
4.450%, 01/10/2017		1,350,000	1,458,243
4.500%, 01/14/2022		1,000,000	1,059,677
5.375%, 08/09/2020		800,000	900,464
5.500%, 09/13/2025		425,000	452,779
6.125%, 08/25/2036		360,000	393,848

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp.
6.500%, 08/15/2016	$1,310,000	$1,470,648
7.250%, 11/15/2023	735,000	902,790
Commerzbank AG
8.125%, 09/19/2023 (S)	965,000	1,103,719
CommonWealth REIT
5.875%, 09/15/2020	700,000	736,743
Corrections Corp. of America
4.625%, 05/01/2023	440,000	424,600
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)	710,000	738,400
Credit Agricole SA (7.875% to
01/23/2024, then 5 year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	835,000	881,969
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	435,000	472,519
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	700,000	726,250
DDR Corp.
3.500%, 01/15/2021	650,000	645,455
7.500%, 04/01/2017	1,230,000	1,424,374
7.875%, 09/01/2020	255,000	316,822
Discover Bank
7.000%, 04/15/2020	275,000	324,562
Discover Financial Services
5.200%, 04/27/2022	750,000	803,360
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	400,000	420,000
6.125%, 11/30/2019 (S)	300,000	314,250
Dresdner Bank AG
7.250%, 09/15/2015	627,000	670,927
EPR Properties
7.750%, 07/15/2020	921,000	1,086,746
ERP Operating LP
5.750%, 06/15/2017	1,000,000	1,128,826
Fifth Street Finance Corp.
4.875%, 03/01/2019	675,000	690,637
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	700,000	644,000
General Electric Capital Corp.
0.716%, 08/15/2036 (P)	795,000	659,584
5.550%, 05/04/2020	1,070,000	1,233,258
5.875%, 01/14/2038	255,000	300,621
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067	280,000	308,000
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,050,000	1,197,000
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	635,000	521,494
Genworth Financial, Inc.
7.625%, 09/24/2021	695,000	856,255

10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	$1,040,000	$1,024,400
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	860,000	972,172
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,000,000	1,132,948
6.625%, 03/30/2040	500,000	632,413
HBOS PLC
6.000%, 11/01/2033 (S)	750,000	777,983
6.750%, 05/21/2018 (S)	1,245,000	1,410,850
Health Care REIT, Inc.
6.125%, 04/15/2020	1,035,000	1,186,754
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,107,850
6.500%, 01/17/2017	535,000	603,805
Highwoods Realty LP
5.850%, 03/15/2017	1,135,000	1,262,547
Host Hotels & Resorts LP
5.250%, 03/15/2022	585,000	636,599
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	505,000	524,483
5.750%, 11/16/2020 (S)	445,000	473,243
ING Bank NV
5.800%, 09/25/2023 (S)	170,000	181,320
ING US, Inc.
5.500%, 07/15/2022	355,000	398,257
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053	460,000	457,240
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	410,506
Invesco Finance PLC
3.125%, 11/30/2022	850,000	823,090
Jefferies Group LLC
5.125%, 04/13/2018	600,000	651,948
6.875%, 04/15/2021	725,000	844,220
8.500%, 07/15/2019	1,050,000	1,290,399
JPMorgan Chase & Company
3.375%, 05/01/2023	1,250,000	1,183,440
4.500%, 01/24/2022	1,300,000	1,401,674
4.625%, 05/10/2021	1,240,000	1,352,046
6.300%, 04/23/2019	1,000,000	1,176,023
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	585,000	548,438
JPMorgan Chase & Company (6.750% to
2-1-24, then 3 month LIBOR + 3.780%)
6.750%, 02/01/2024 (Q)	1,245,000	1,310,363
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	755,000	853,150
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	899,446
Leucadia National Corp.
5.500%, 10/18/2023	2,010,000	2,094,370
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	1,000,000	1,014,985
5.000%, 06/01/2021 (S)	1,005,000	1,081,730
7.800%, 03/15/2037 (S)	855,000	949,050

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Liberty Property LP
5.500%, 12/15/2016	$800,000	$880,627
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,175,070
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	1,762,000	1,750,988
Loews Corp.
2.625%, 05/15/2023	630,000	577,864
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	365,000	413,007
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	650,000	656,347
6.000%, 01/14/2020 (S)	295,000	327,264
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	220,000	228,543
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,249,731
5.350%, 06/01/2021	800,000	878,504
MBIA Insurance Corp.
11.499%, 01/15/2033 (S)	650,000	524,875
MetLife, Inc.
6.400%, 12/15/2036	455,000	480,025
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	680,000	683,101
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,095,717
Morgan Stanley
3.750%, 02/25/2023	1,250,000	1,242,246
4.100%, 05/22/2023	1,810,000	1,791,898
5.500%, 01/26/2020	435,000	490,749
5.550%, 04/27/2017	380,000	423,972
5.750%, 01/25/2021	795,000	910,680
5.950%, 12/28/2017	565,000	645,079
6.625%, 04/01/2018	470,000	548,036
7.300%, 05/13/2019	1,585,000	1,922,830
MPT Operating Partnership LP
6.375%, 02/15/2022	430,000	460,100
6.875%, 05/01/2021	325,000	349,375
NANA Development Corp.
9.500%, 03/15/2019 (S)	330,000	338,250
National Retail Properties, Inc.
3.300%, 04/15/2023	1,260,000	1,188,853
Nationstar Mortgage LLC
7.875%, 10/01/2020	720,000	727,200
9.625%, 05/01/2019	430,000	475,150
10.875%, 04/01/2015	290,000	291,450
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,141,300
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	445,000	467,250
Nordea Bank AB
3.125%, 03/20/2017 (S)	700,000	735,259
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,210,082
Omega Healthcare Investors, Inc.
4.950%, 04/01/2024 (S)	1,045,000	1,022,963

11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	$265,000	$302,408
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	499,080
PNC Financial Services Group, Inc.
4.454%, 05/19/2014 (L)(P)(Q)	400,000	401,200
PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (L)(Q)	525,000	492,188
Prologis International Funding II
4.875%, 02/15/2020 (S)	305,000	317,141
Prologis LP
3.350%, 02/01/2021	520,000	514,588
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	640,000	668,000
Rabobank Nederland NV
3.875%, 02/08/2022	1,445,000	1,496,660
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	752,000	998,280
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,386,266
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	921,868
Springleaf Finance Corp.
6.000%, 06/01/2020	515,000	524,013
Synovus Financial Corp.
7.875%, 02/15/2019	260,000	295,100
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	745,000	977,614
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	541,752
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,140,000
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	525,000	582,750
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,180,607
5.250%, 07/27/2021	1,785,000	1,976,197
5.750%, 01/24/2022	160,000	181,448
5.950%, 01/18/2018	725,000	821,239
6.150%, 04/01/2018	1,000,000	1,143,461
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	285,000	323,669
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	455,000	490,662
UBS AG
7.625%, 08/17/2022	685,000	803,519
Unum Group
7.125%, 09/30/2016	435,000	494,323
USB Realty Corp.
1.386%, 01/15/2017 (P)(Q)(S)	310,000	285,200
USI, Inc.
7.750%, 01/15/2021 (S)	540,000	562,950

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP
4.750%, 06/01/2021	$1,165,000	$1,255,741
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,330,881
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	500,000	500,000
W.R. Berkley Corp.
6.150%, 08/15/2019	699,000	784,342
Wachovia Bank NA
5.850%, 02/01/2037	400,000	481,287
Walter Investment Management Corp.
7.875%, 12/15/2021 (S)	710,000	708,225
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,094,351
6.750%, 09/02/2019 (S)	380,000	456,932
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	991,839
Wells Fargo & Company
3.450%, 02/13/2023	900,000	873,648
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,062,000	1,206,698
Weyerhaeuser Company
7.375%, 03/15/2032	865,000	1,111,822
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	2,130,000	2,236,470
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,494,450
WR Berkley Corp.
5.375%, 09/15/2020	375,000	412,437
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	1,612,000	1,585,805

		150,889,943
Health Care - 1.5%
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	662,371
Alere, Inc.
7.250%, 07/01/2018	390,000	429,000
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,188,278
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)	170,000	177,650
Endo Health Solutions, Inc.
7.250%, 01/15/2022	440,000	476,300
Forest Laboratories, Inc.
5.000%, 12/15/2021 (S)	410,000	433,575
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)	475,000	485,688
HCA, Inc.
7.500%, 02/15/2022	480,000	548,400
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)	130,000	134,875
Medco Health Solutions, Inc.
7.125%, 03/15/2018	430,000	507,460
Mylan, Inc.
2.600%, 06/24/2018	670,000	675,208
7.875%, 07/15/2020 (S)	845,000	947,301

12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	$644,000	$685,860
Quest Diagnostics, Inc.
2.700%, 04/01/2019	650,000	649,238
4.250%, 04/01/2024	580,000	576,592
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	350,000	373,625
Select Medical Corp.
6.375%, 06/01/2021	440,000	446,600
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,000,000	1,136,347
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	628,443
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (S)	325,000	365,625
WellCare Health Plans, Inc.
5.750%, 11/15/2020	320,000	336,000
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,202,065

		13,066,501
Industrials - 4.2%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	650,000	552,500
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	280,000	309,750
Air Lease Corp.
3.375%, 01/15/2019	685,000	694,419
3.875%, 04/01/2021	340,000	340,000
4.750%, 03/01/2020	855,000	906,300
5.625%, 04/01/2017	400,000	442,000
Aircastle, Ltd.
6.250%, 12/01/2019	355,000	383,400
7.625%, 04/15/2020	205,000	233,700
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,198,269	1,297,126
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	572,536	614,045
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	282,589	294,599
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	1,049,875	1,099,744
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	260,000	278,200
Casella Waste Systems, Inc.
7.750%, 02/15/2019	495,000	513,563
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	185,626	196,763
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	246,923	274,084
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	119,190	128,725
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	589,076	668,601

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		$210,823	$227,689
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020		351,250	374,959
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023		804,035	932,681
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		1,018,196	1,196,380
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018		277,217	309,790
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)		352,000	365,200
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)		340,000	353,184
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)		425,000	425,000
General Electric Company
2.700%, 10/09/2022		1,100,000	1,066,273
Glencore Funding LLC
4.125%, 05/30/2023 (S)		590,000	563,577
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)		200,000	206,500
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		475,000	524,281
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		350,000	406,875
Iron Mountain, Inc.
5.750%, 08/15/2024		555,000	540,431
6.000%, 08/15/2023		640,000	680,000
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024		700,000	698,683
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		670,000	708,525
Masco Corp.
7.125%, 03/15/2020		360,000	415,800
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		335,000	349,238
Navios South American Logistics, Inc.
9.250%, 04/15/2019		845,000	904,150
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		307,107	340,521
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		535,000	521,625
7.500%, 09/14/2015 (Q)(S)		265,000	266,988
8.250%, 04/25/2018 (S)	BRL	850,000	314,676
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		$200,000	207,000
Owens Corning
4.200%, 12/15/2022		615,000	609,989
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)		595,000	631,673
Ryder System, Inc.
2.450%, 11/15/2018		900,000	900,959
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		300,000	319,500

13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	$291,000	$318,645
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)	650,000	697,125
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	475,000	482,719
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	2,955,000	2,637,338
Textron, Inc.
7.250%, 10/01/2019	545,000	648,603
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	700,000	699,585
Tutor Perini Corp.
7.625%, 11/01/2018	700,000	745,500
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	541,716
6.550%, 10/01/2017	945,000	1,092,962
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	143,389	163,105
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	291,473	335,194
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,202,234
United Rentals North America, Inc.
5.750%, 11/15/2024	415,000	418,113
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	457,039	516,454
Waste Management, Inc.
7.750%, 05/15/2032	625,000	864,603

		35,953,562
Information Technology - 0.5%
Altice Financing SA
6.500%, 01/15/2022 (S)	230,000	242,650
Ancestry.com, Inc.
11.000%, 12/15/2020	430,000	505,250
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)	280,000	294,000
Blackboard, Inc.
7.750%, 11/15/2019 (S)	235,000	246,163
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)	200,000	204,000
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	595,000	623,263
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	970,055
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,152,708

		4,238,089
Materials - 2.4%
Alcoa, Inc.
5.720%, 02/23/2019	560,000	608,187
Allegheny Technologies, Inc.
5.950%, 01/15/2021	200,000	211,122
9.375%, 06/01/2019	1,190,000	1,459,644
American Gilsonite Company
11.500%, 09/01/2017 (S)	690,000	717,600
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020	665,000	733,329

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
ArcelorMittal
10.350%, 06/01/2019	$430,000	$544,488
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	547,606	600,313
AuRico Gold, Inc.
7.750%, 04/01/2020 (S)	195,000	193,538
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	785,000	851,725
Cemex SAB de CV
6.500%, 12/10/2019 (S)	600,000	638,250
CF Industries, Inc.
7.125%, 05/01/2020	820,000	975,268
Commercial Metals Company
7.350%, 08/15/2018	320,000	364,800
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	455,000	483,438
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,051,689
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	293,000	338,415
Georgia-Pacific LLC
7.250%, 06/01/2028	265,000	333,570
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	310,000	287,680
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	330,000	364,573
International Paper Company
9.375%, 05/15/2019	315,000	411,410
JMC Steel Group
8.250%, 03/15/2018 (S)	200,000	204,500
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	540,000	515,025
Methanex Corp.
5.250%, 03/01/2022	500,000	541,463
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	385,000	378,263
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	260,000	258,700
Pretium Packaging LLC
11.500%, 04/01/2016	210,000	224,700
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	415,000	433,675
8.250%, 01/15/2021 (S)	275,000	283,250
SunCoke Energy, Inc.
7.625%, 08/01/2019	340,000	363,800
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	362,000	410,870
The Dow Chemical Company
3.000%, 11/15/2022	270,000	256,684
4.125%, 11/15/2021	1,000,000	1,047,392
The Mosaic Company
4.250%, 11/15/2023	1,300,000	1,333,778
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	550,000	504,625
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,024,493
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	400,000	399,000
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	500,000	536,250
Xstrata Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	350,000	341,340

		20,226,847

14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 3.3%
American Tower Corp.
3.400%, 02/15/2019		$390,000	$399,764
4.700%, 03/15/2022		590,000	616,545
5.000%, 02/15/2024		670,000	697,907
5.900%, 11/01/2021		800,000	897,238
AT&T, Inc.
4.350%, 06/15/2045		285,000	251,534
5.350%, 09/01/2040		580,000	592,722
CenturyLink, Inc.
5.625%, 04/01/2020		290,000	304,863
5.800%, 03/15/2022		740,000	756,650
7.600%, 09/15/2039		1,630,000	1,550,538
Columbus International, Inc.
7.375%, 03/30/2021 (S)		300,000	308,250
Comcel Trust
6.875%, 02/06/2024 (S)		1,000,000	1,046,250
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,035,000	1,122,542
6.113%, 01/15/2020 (S)		720,000	825,541
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		758,000	1,093,921
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		630,000	672,525
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,000,000	2,026,216
7.628%, 06/15/2016 (S)		1,080,000	1,151,670
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		345,000	337,238
6.625%, 10/15/2021 (S)		450,000	475,875
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,110,000	441,505
PAETEC Holding Corp.
9.875%, 12/01/2018		$436,000	478,510
SBA Tower Trust
2.933%, 12/15/2017 (S)		665,000	673,648
3.598%, 04/15/2018 (S)		630,000	615,910
5.101%, 04/17/2017 (S)		675,000	722,602
SoftBank Corp.
4.500%, 04/15/2020 (S)		700,000	696,500
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	727,500
T-Mobile USA, Inc.
6.125%, 01/15/2022		225,000	235,688
6.250%, 04/01/2021		275,000	290,813
Telecom Italia Capital SA
6.999%, 06/04/2018		480,000	544,200
7.200%, 07/18/2036		430,000	437,525
Telefonica Emisiones SAU
6.421%, 06/20/2016		1,005,000	1,112,358
Verizon Communications, Inc.
4.500%, 09/15/2020		700,000	760,511
5.150%, 09/15/2023		2,000,000	2,188,938
6.550%, 09/15/2043		1,385,000	1,685,455
6.900%, 04/15/2038		715,000	885,667

			27,625,119
Utilities - 2.3%
Arizona Public Service Company
5.500%, 09/01/2035		1,118,000	1,277,928
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		403,000	426,584
BVPS II Funding Corp.
8.890%, 06/01/2017		418,000	436,144

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Calpine Corp.
6.000%, 01/15/2022 (S)	$185,000	$194,250
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	712,775
CMS Energy Corp.
5.050%, 03/15/2022	910,000	1,012,300
DPL, Inc.
7.250%, 10/15/2021	585,000	604,013
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	300,000	300,450
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,060,328
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	928,000	937,280
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	650,000	685,750
6.875%, 06/21/2023 (S)	430,000	471,065
7.250%, 01/15/2019 (S)	520,000	580,450
LBC Tank Terminals Holding
Netherlands BV
6.875%, 05/15/2023 (S)	200,000	213,500
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	862,704
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	310,000	312,325
NiSource Finance Corp.
4.800%, 02/15/2044	1,260,000	1,206,737
6.400%, 03/15/2018	672,000	775,319
NRG Energy, Inc.
7.625%, 01/15/2018	555,000	622,988
8.250%, 09/01/2020	505,000	554,238
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	785,883
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,122,372
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	605,000	608,025
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,042,038
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	405,000	431,325
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,310,961
W3A Funding Corp.
8.090%, 01/02/2017	259,246	258,872
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	470,000	484,100

		19,290,704

TOTAL CORPORATE BONDS (Cost $355,196,892)		$377,040,751

15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 1.5%
Financials - 1.5%
Allfirst Preferred Capital Trust
1.739%, 07/15/2029 (P)	$1,025,000	$884,063
BAC Capital Trust XIV, Series G
4.000%, 05/05/2014 (P)(Q)	995,000	776,100
Goldman Sachs Capital II
4.000%, 05/19/2014 (P)(Q)	1,050,000	808,500
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,402,313
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	700,000	679,000
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	650,000	851,500
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	720,000	784,800
Sovereign Capital Trust VI
7.908%, 06/13/2036	390,000	390,000
State Street Capital Trust IV
1.233%, 06/15/2037 (P)	1,060,000	869,200
SunTrust Preferred Capital I
4.000%, 05/19/2014 (P)(Q)	425,000	327,250
USB Capital IX
3.500%, 05/19/2014 (P)(Q)	1,745,000	1,457,075
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	1,455,000	1,567,763
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	1,695,000	1,817,888

		12,615,452

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $12,053,685)		$12,615,452

CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc.
7.000%, 12/01/2014 (S)	120,000	212,925

TOTAL CONVERTIBLE BONDS (Cost $129,600)		$212,925

TERM LOANS (M) - 0.5%
Consumer Discretionary - 0.0%
CCM Merger, Inc.
5.000%, 03/01/2017	171,831	172,261
Marina District Finance Company, Inc.
6.750%, 08/15/2018	149,625	151,680

		323,941
Consumer Staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	595,489	566,210
Energy - 0.1%
Templar Energy LLC 8.000%, 11/25/2020	365,000	367,966

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials - 0.1%
iStar Financial, Inc. 4.500%, 10/16/2017	$183,156	$183,671
Walter Investment Management Corp.
4.750%, 12/11/2020	291,050	289,140

		472,811
Health Care - 0.0%
CRC Health Corp.
TBD 03/14/2021 (T)	100,000	100,500
TBD 09/28/2021 (T)	215,000	215,000

		315,500
Industrials - 0.2%
Delta Air Lines, Inc. 3.500%, 10/18/2018	395,000	394,753
Syncreon Group BV 5.250%, 10/28/2020	698,250	701,741
WP CPP Holdings LLC
4.750%, 12/27/2019	$246,875	248,032

		1,344,526
Materials - 0.0%
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/28/2019	293,654	295,765
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	279,489	279,559

TOTAL TERM LOANS (Cost $3,926,532)		$3,966,278

MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,646,238

TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,646,238

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.1%
Commercial & Residential - 16.7%
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.033%, 12/25/2046	4,804,727	308,100
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.374%, 06/25/2045 (P)	916,128	828,198
Series 2004-4, Class 5A,
2.330%, 02/25/2045 (P)	1,104,752	1,108,507
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	1,350,000	1,534,027
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,525,000	2,833,949
Banc of America Commercial Mortgage
Securities Trust, Series 2013-DSNY,
Class E 2.755%, 09/15/2026 (P)(S)	565,000	567,839
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.083%, 10/10/2045 (S)	207,603,683	345,245
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,618,941
Series 2007-3, Class AMF,
5.317%, 06/10/2049	500,000	543,550
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,462,728
Series 2006-6, Class AJ,
5.421%, 10/10/2045	500,000	500,575

16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage Trust, Inc. (continued)
Series 2007-1, Class A3,
5.449%, 01/15/2049	$142,212	$142,081
Series 2007-3, Class AM,
5.598%, 06/10/2049 (P)	1,000,000	1,103,029
Series 2007-2, Class A2,
5.611%, 04/10/2049 (P)	274,252	277,504
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,215,000	1,326,077
Series 2007-4, Class AM,
5.892%, 02/10/2051 (P)	610,000	677,240
Bayview Commercial Asset Trust,
Series 2006-2A, Class A2
0.434%, 07/25/2036 (P)(S)	678,088	584,826
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)	874,323	887,532
Series 2005-2, Class A1,
2.560%, 03/25/2035 (P)	798,858	809,804
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.694%, 08/25/2035 (P)	1,140,458	1,024,506
Series 2005-5, Class 1A4,
0.714%, 07/25/2035 (P)	738,629	686,973
Bear Stearns Asset
Backed Securities Trust
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,121,847	1,159,258
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,034,522	1,062,087
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PWR16,
Class AJ 5.716%, 06/11/2040 (P)	500,000	503,049
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-T16, Class X1 IO,
0.756%, 02/13/2046 (S)	16,998,798	74,319
Series 2004-PWR5, Class X1 IO,
0.849%, 07/11/2042 (S)	18,256,678	89,586
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.364%, 12/25/2036 (P)	1,123,922	812,988
CD Mortgage Trust, Series 2006-CD3,
Class AJ 5.688%, 10/15/2048	300,000	288,139
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.544%, 07/20/2034 (P)	2,420,045	2,449,553
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2005-CD1, Class C,
5.216%, 07/15/2044 (P)	400,000	412,110
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	1,000,000	1,048,679
Commercial Mortgage Pass
Through Certificates
Series 2014-CR15, Class XA IO,
1.367%, 02/10/2047	9,271,526	710,783
Series 2014-UBS2, Class XA,
1.609%, 03/10/2047	5,250,125	496,216

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2012-CR5, Class XA IO,
1.922%, 12/10/2045	$6,495,590	$666,733
Series 2012-CR2, Class XA IO,
1.934%, 08/15/2045	13,747,073	1,479,529
Series 2014-TWC, Class D,
2.405%, 02/13/2032 (P)(S)	680,000	680,123
Series 2012-LC4, Class XA IO,
2.492%, 12/10/2044 (S)	6,092,361	791,940
Series 2013-300P, Class D,
4.394%, 08/10/2030 (P)(S)	1,080,000	1,038,422
Series 2013-300P, Class E,
4.394%, 08/10/2030 (P)(S)	700,000	654,508
Series 2013-CR13, Class C,
4.759%, 10/10/2046 (P)	675,000	685,173
Series 2014-CR16, Class C,
4.906%, 04/10/2047 (P)	850,000	868,926
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	490,000	524,855
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	735,000	777,250
Series 2013-CR11, Class B,
5.165%, 10/10/2046 (P)	770,000	826,554
Series 2012-LC4, Class C,
5.648%, 12/10/2044 (P)	960,000	1,056,044
Series 2006-GG7, Class AM,
5.820%, 07/10/2038 (P)	1,790,000	1,948,598
Series 2010-C1, Class D,
5.909%, 07/10/2046 (P)(S)	685,000	742,580
Series 2007-GG11, Class AJ,
6.025%, 12/10/2049 (P)	620,000	625,359
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM,
5.678%, 06/15/2039 (P)	500,000	530,253
Series 2007-C4, Class A1,
5.971%, 09/15/2039 (P)	1,400,000	1,507,617
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.345%, 02/15/2038 (S)	33,683,455	69,826
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.694%, 06/25/2034 (P)	876,135	817,069
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.606%, 07/19/2044 (P)	1,463,782	1,335,547
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	850,000	842,239
Series 2013-ESFL, Class DFL,
3.295%, 12/05/2031 (P)(S)	545,000	539,692
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	270,370	276,983
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.421%, 12/25/2048 (P)(S)	875,000	902,471
Series 2011-K10, Class B,
4.616%, 11/25/2049 (P)(S)	1,000,000	1,043,859
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.488%, 06/10/2048 (S)	49,513,327	154,680

17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class AM
5.606%, 12/10/2049 (P)	$1,000,000	$1,033,553
GMACM Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.128%, 08/19/2034 (P)	682,385	661,640
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.706%, 07/10/2039 (S)	66,415,553	373,587
Series 2013-KYO, Class D,
2.757%, 11/08/2029 (P)(S)	545,000	552,590
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	844,148
GS Mortgage Securities Trust,
Series 2006-GG6, Class AJ
5.579%, 04/10/2038 (P)	1,000,000	1,020,573
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	22,725,893	241,463
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	27,518,353	292,383
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	29,147,807	291,478
Series 2005-9, Class 2A1C,
0.607%, 06/20/2035 (P)	1,118,667	1,044,217
Series 2005-8, Class 1X IO,
2.174%, 09/19/2035	2,808,373	178,874
Series 2005-11, Class X IO,
2.190%, 08/19/2045	2,779,215	139,846
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.906%, 11/05/2030 (P)(S)	792,000	791,938
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	592,000	602,378
Series 2013-HLT, Class EFX,
4.453%, 11/05/2030 (P)(S)	500,000	506,077
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.759%, 10/25/2036	22,947,002	741,431
Series 2005-AR18, Class 1X IO,
2.116%, 10/25/2036	7,417,035	510,420
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.106%, 05/15/2048 (S)	21,211,837	1,054,610
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.543%, 05/15/2045	65,473,792	764,930
Series 2011-C3A, Class XA IO,
1.250%, 02/15/2046 (S)	26,048,312	1,195,253
Series 2012-HSBC, Class XA IO,
1.431%, 07/05/2032 (S)	13,400,000	1,347,826
Series 2011-C4, Class XA IO,
1.504%, 07/15/2046 (S)	34,048,852	1,766,080
Series 2014-FBLU, Class D,
2.755%, 12/15/2028 (P)(S)	1,135,000	1,137,129
Series 2013-JWRZ, Class D,
3.145%, 04/15/2030 (P)(S)	705,000	705,138
Series 2012-PHH, Class D,
3.423%, 10/15/2025 (P)(S)	385,000	387,277
Series 2014-FBLU, Class E,
3.655%, 12/15/2028 (P)(S)	810,000	811,234

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	$2,292,000	$2,502,291
Series 2007-LDPX, Class AM,
5.464%, 01/15/2049 (P)	3,105,000	3,246,902
Series 2007-CB19, Class AJ,
5.698%, 02/12/2049 (P)	550,000	461,658
Series 2007-LD12, Class AM,
6.032%, 02/15/2051 (P)	2,250,000	2,510,393
Series 2013-INMZ, Class M,
6.133%, 09/15/2018 (P)(S)	1,180,000	1,196,178
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.883%, 02/15/2040 (S)	24,784,181	154,505
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,034,246
Series 2006-C6, Class AM,
5.413%, 09/15/2039	720,000	786,143
Series 2006-C4, Class AJ,
5.853%, 06/15/2038 (P)	700,000	737,934
Series 2007-C7, Class AJ,
6.236%, 09/15/2045 (P)	1,000,000	1,037,520
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.254%, 11/25/2034 (P)	840,000	779,601
Series 2004-8, Class 5A1,
2.562%, 08/25/2034 (P)	1,696,778	1,672,672
Series 2004-13, Class 2A1,
2.641%, 04/21/2034 (P)	667,792	677,519
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	757,221	787,598
Merrill Lynch Mortgage Investors Trust
Series 2005-A, Class A1,
0.614%, 03/25/2030 (P)	87,820	86,231
Series 2004-1, Class 2A1,
2.146%, 12/25/2034 (P)	791,823	798,955
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.208%, 07/12/2038 (S)	186,421,823	481,341
Series 2006-C2, Class X IO,
0.341%, 08/12/2043 (S)	69,070,503	561,612
Series 2008-C1, Class X IO,
0.441%, 02/12/2051 (S)	34,210,983	481,759
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,260,000	2,409,797
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,950,000	2,018,759
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA IO,
1.740%, 02/15/2046	8,593,867	829,016
Series 2012-C5, Class XA IO,
1.883%, 08/15/2045 (S)	15,173,670	1,386,054
Series 2012-C6, Class XA IO,
2.163%, 11/15/2045 (S)	11,766,943	1,244,448
Series 2013-C7, Class C,
4.188%, 02/15/2046 (P)	515,000	503,500

18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.597%, 12/13/2041 (S)	$48,595,242	$162,502
Series 2005-IQ9, Class X1 IO,
1.180%, 07/15/2056 (S)	21,234,505	343,680
Series 2011-C3, Class XA IO,
1.269%, 07/15/2049 (S)	20,276,512	903,298
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,398,454
Series 2007-IQ14, Class AM,
5.679%, 04/15/2049 (P)	1,325,000	1,387,718
MortgageIT Trust, Series 2005-2,
Class 1A2 0.484%, 05/25/2035 (P)	743,410	700,978
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	2,660,000	2,679,383
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	568,400
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.410%, 12/25/2045	5,727,569	513,680
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	171,497	174,800
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.357%, 05/20/2035 (P)	201,708	186,083
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	605,000	601,813
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.604%, 11/25/2023 (P)	938,072	943,344
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
6.986%, 07/15/2027 (P)(S)	149,739	150,125
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.630%, 03/25/2044 (P)	685,165	671,284
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,491,944
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	535,000	564,007
Series 2012-C1, Class C,
5.535%, 05/10/2045 (P)(S)	385,000	415,210
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.787%, 05/10/2063 (S)	15,716,926	1,356,984
VFC 2013-1 LLC, Series 2013-1, Class A
3.130%, 03/20/2026 (S)	282,860	285,963
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	959,000	951,158
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.275%, 03/15/2042 (S)	33,065,484	63,122
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,936,124
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	1,016,257
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,535,070

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial
Mortgage Trust (continued)
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	$700,000	$705,398
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	1,390,000	1,524,309
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	500,000	508,455
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.444%, 12/25/2045 (P)	1,010,161	928,807
Series 2005-AR2, Class 2A3,
0.504%, 01/25/2045 (P)	595,855	550,924
Series 2005-AR8, Class 2AB3,
0.514%, 07/25/2045 (P)	950,135	880,726
Series 2005-AR2, Class 2A1B,
0.524%, 01/25/2045 (P)	1,664,605	1,506,891
Series 2005-AR8, Class 2AB2,
0.574%, 07/25/2045 (P)	2,252,955	2,099,734
Series 2004-AR8, Class A2,
0.588%, 06/25/2044 (P)	1,017,954	943,870
Series 2005-AR13, Class X IO,
1.519%, 10/25/2045	13,938,586	679,506
Series 2005-AR6, Class X IO,
1.643%, 04/25/2045	20,785,809	999,257
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	427,282	440,343
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	1,350,000	1,247,499
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	1,010,000	833,520
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.621%, 03/25/2035 (P)	731,354	719,259
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.662%, 03/15/2044 (S)	25,540,823	1,641,407
Series 2012-C10, Class XA IO,
1.821%, 12/15/2045 (S)	7,847,063	824,899
Series 2012-C9, Class XA IO,
2.246%, 11/15/2045 (S)	16,897,362	2,049,380
Series 2013-C15, Class B,
4.486%, 08/15/2046 (P)	275,000	283,659
Series 2013-C16, Class B,
4.985%, 09/15/2046 (P)	470,000	503,919

		141,920,676
U.S. Government Agency - 5.4%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.354%, 11/25/2020	56,285,614	1,030,139
Series K026, Class X1 IO,
1.052%, 11/25/2022	11,243,295	791,179
Series K014, Class X1 IO,
1.256%, 04/25/2021	5,528,840	399,470
Series K022, Class X1 IO,
1.304%, 07/25/2022	8,802,206	730,205
Series KAIV, Class X1 IO,
1.375%, 06/25/2021	26,225,313	1,893,782

19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K018, Class X1 IO,
1.454%, 01/25/2022	$4,960,115	$425,816
Series K021, Class X1 IO,
1.511%, 06/25/2022	13,700,859	1,315,913
Series K707, Class X1 IO,
1.555%, 12/25/2018	11,589,071	728,362
Series K705, Class X1 IO,
1.754%, 09/25/2018	15,761,149	1,072,609
Series K710, Class X1 IO,
1.782%, 05/25/2019	3,837,563	295,715
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	951,571
Series 3632, Class AP,
3.000%, 02/15/2040	3,721,690	3,847,438
Series 290, Class IO,
3.500%, 11/15/2032	3,991,954	793,074
Series 3908, Class PA,
4.000%, 06/15/2039	549,347	573,844
Series 3943, Class DI IO,
4.000%, 11/15/2039	4,653,017	664,496
Series 3830, Class NI IO,
4.500%, 01/15/2036	5,016,403	509,450
Series 3794, Class PI IO,
4.500%, 02/15/2038	474,699	53,090
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,609,495	672,411
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,084,568	440,054
Series T-41, Class 3A,
6.795%, 07/25/2032 (P)	105,801	122,858
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.636%, 02/25/2022	13,393,955	518,386
Series 2012-21, Class PA,
2.000%, 03/25/2041	8,229,823	8,182,114
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,145,659	2,039,684
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,002,043	739,798
Series 2012-19, Class JA,
3.500%, 03/25/2041	2,074,459	2,138,445
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	2,012,678	437,631
Series 2010-15, Class KA,
4.000%, 03/25/2039	1,464,974	1,517,737
Series 402, Class 4 IO,
4.000%, 10/25/2039	702,878	143,214
Series 402, Class 3 IO,
4.000%, 11/25/2039	518,969	108,128
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,861,520	1,935,091
Series 2011-86, Class NA,
4.000%, 01/25/2041	3,173,352	3,304,659
Series 402, Class 7 IO,
4.500%, 11/25/2039	601,886	127,950
Series 407, Class 21 IO,
5.000%, 01/25/2039	422,093	65,172
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	552,491	83,621
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	703,468	89,880

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 15 IO,
5.000%, 01/25/2040	$810,178	$158,910
Series 407, Class 7 IO,
5.000%, 03/25/2041	644,805	137,276
Series 407, Class 8 IO,
5.000%, 03/25/2041	244,835	46,543
Series 407, Class C6 IO,
5.500%, 01/25/2040	4,474,361	957,373
Series 2010-135, Class TS IO,
5.866%, 12/25/2040	6,059,548	1,030,435
Series 2001-50, Class BA,
7.000%, 10/25/2041	24,489	27,959
Series 2002-W3, Class A5,
7.500%, 11/25/2041	143,143	167,228
Government National
Mortgage Association
Series 2012-70, Class IO,
0.964%, 08/16/2052	12,723,593	819,578
Series 2012-120, Class IO,
1.016%, 02/16/2053	15,589,314	1,123,475
Series 2012-114, Class IO,
1.033%, 01/16/2053	2,960,806	258,893
Series 2010-147, Class SA IO,
6.013%, 05/20/2040	6,477,163	1,001,446
Series 2010-85, Class SB IO,
6.445%, 03/16/2040	5,449,051	895,521

		45,367,623

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $188,417,189)		$187,288,299

ASSET BACKED SECURITIES - 4.9%
ACG Trust III 3.404%, 12/25/2035 (P)(S)	416,048	381,724
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1,
0.604%, 10/25/2035 (P)	1,085,000	907,869
Series 2004-3, Class A1,
0.874%, 09/25/2034 (P)	379,180	370,972
Aircraft Lease Securitisation, Ltd.
0.418%, 05/10/2032 (P)(S)	796,630	770,739
Ameriquest Mortgage Securities, Inc.
0.564%, 01/25/2036 (P)	900,000	767,254
Series 2005-R3, Class M2,
0.624%, 05/25/2035 (P)	730,000	666,273
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	4,338	4,360
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.704%, 05/25/2034 (P)	431,868	420,030
Series 2003-W10, Class M1,
1.234%, 01/25/2034 (P)	383,930	369,497
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	900,000	878,796
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.574%, 03/25/2035 (P)	611,585	582,258
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.394%, 07/25/2036 (P)(S)	900,860	830,139

20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.454%, 06/27/2033 (P)(S)	$821,096	$722,564
Centex Home Equity
Series 2005-A, Class M4,
0.954%, 01/25/2035 (P)	225,608	177,340
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	524,888	542,602
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.817%, 06/25/2037 (P)	429,358	431,699
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,571,075	1,587,408
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	857,831	920,401
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	10,247	10,052
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.110%, 02/25/2035 (P)	694,679	714,114
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.814%, 04/25/2036 (P)	647,332	635,986
Series 2006-MH1, Class B1,
5.704%, 10/25/2036 (P)(S)	2,560,000	1,221,704
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,635,000	1,612,347
CSMC Trust, Series 2006-CF2, Class M1
0.624%, 05/25/2036 (P)(S)	1,225,000	1,176,278
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	3,826,650	4,094,558
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.844%, 11/25/2035 (P)	795,000	735,501
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034 (P)	229,520	215,817
Series 2004-1, Class M3,
5.260%, 04/25/2034 (P)	303,746	174,212
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.919%, 06/25/2035 (P)	577,881	569,077
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	900,000	906,908
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.424%, 10/25/2035 (P)	1,056,114	995,018
GSAA Trust, Series 2005-10, Class M3
0.704%, 06/25/2035 (P)	1,045,000	977,755
GSAMP Trust, Series 2006-NC1,
Class A2 0.334%, 02/25/2036 (P)	480,818	452,965
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.454%, 03/25/2035 (P)(S)	1,525,732	1,481,081
Harch CLO III, Ltd., Series 2007-1A,
Class D 1.986%, 04/17/2020 (P)(S)	700,000	668,994
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.524%, 10/25/2035 (P)	670,000	633,784

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
LCM V Ltd., Series 5A, Class D
0.904%, 03/21/2019 (P)(S)	$1,000,000	$954,566
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.204%, 02/25/2034 (P)	141,337	130,949
Loomis Sayles CLO I, Ltd.,
Series 2006-1A, Class D
1.839%, 10/26/2020 (P)(S)	1,100,000	1,038,756
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.854%, 08/25/2037 (P)	180,212	178,492
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.904%, 09/25/2035 (P)	465,176	434,910
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.604%, 03/25/2035 (P)	1,245,000	1,169,492
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.054%, 01/25/2034 (P)	523,855	487,278
RAMP Trust
Series 2005-RS3, Class M1,
0.574%, 03/25/2035 (P)	555,000	521,117
Series 2004-RZ3, Class AI-4,
4.572%, 05/25/2033 (P)	73,758	72,313
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	62,939	64,505
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	660,000	638,396
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	629,860	672,547
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
0.334%, 05/25/2036 (P)	471,451	434,486
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.454%, 12/25/2036 (P)	1,760,000	1,663,476
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2005-2XS,
Class 2A2 1.655%, 02/25/2035 (P)	805,476	767,734
TAL Advantage LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	1,239,583	1,238,848
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	635,638	637,227
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	480,195	482,898
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	394,951	398,077
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	844,132	854,160
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	186,257	188,760

TOTAL ASSET BACKED SECURITIES (Cost $42,039,796)		$41,637,063

COMMON STOCKS - 0.0%

FINANCIALS - 0.0%
BTA Bank JSC, GDR (I)(S)	1,781	1,126
Rescap Liquidating Trust (I)	2,574	37,962

		39,088

TOTAL COMMON STOCKS (Cost $64,762)		$39,088

21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.5%
Consumer Staples - 0.1%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	6,466	$569,412
Financials - 0.3%
Ally Financial, Inc., 7.000% (S)	819	808,916
Discover Financial Services, 6.500%	13,900	340,967
FNB Corp., 7.250%	14,500	387,875
Regions Financial Corp., 6.375%	25,445	613,479
The Goldman Sachs Group, Inc., 5.500%	17,925	427,332
Wells Fargo & Company,
Series L, 7.500%	300	351,900
Weyerhaeuser Company, 6.375% (L)	3,400	185,640

		3,116,109
Industrials - 0.1%
United Technologies Corp., 7.500%	7,436	495,015

TOTAL PREFERRED SECURITIES (Cost $4,098,766)		$4,180,536

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	111,800	1,118,781

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,118,743)		$1,118,781

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 1.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	12,589,118	12,589,118
Repurchase Agreement - 0.6%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2014 at 0.060% to be
repurchased at $3,300,006 on
04/01/2014, collateralized by
$3,380,300 U.S. Treasury Notes, 0.000 -
1.375% due 02/05/2015 - 09/30/2018
(valued at $3,366,065,
including interest)	$3,300,000	$3,300,000
Repurchase Agreement with State
Street Corp. dated 03/31/2014 at
0.000% to be repurchased at $2,385,000
on 04/01/2014, collateralized by
$2,535,000 U.S. Treasury Notes 1.375%
due 05/31/2020 (valued at $2,433,600,
including interest)	2,385,000	2,385,000

		5,685,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,274,118)		$18,274,118

Total Investments (Active Bond Trust)
(Cost $831,125,881) - 100.9%		$855,501,996
Other assets and liabilities, net - (0.9%)		(7,870,854)

TOTAL NET ASSETS - 100.0%		$847,631,142

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Consumer Discretionary - 12.2%
Auto Components - 0.2%
Gentex Corp.	10,700	$337,371
Tower International, Inc. (I)	17,400	473,628

		810,999
Diversified Consumer Services - 0.6%
Apollo Education Group, Inc. (I)	8,100	277,344
Capella Education Company	6,300	397,845
Graham Holdings Company, Class B	2,291	1,612,291

		2,287,480
Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp.	42,400	3,425,072
Wynn Resorts, Ltd.	21,500	4,776,225

		8,201,297
Household Durables - 1.3%
Harman International Industries, Inc.	44,600	4,745,440
Internet & Catalog Retail - 2.4%
Netflix, Inc. (I)	11,300	3,977,939
The Priceline Group, Inc. (I)	4,200	5,005,938

		8,983,877
Media - 2.6%
Comcast Corp., Class A	21,500	1,075,430
DIRECTV (I)	68,000	5,196,560
Live Nation Entertainment, Inc. (I)	67,700	1,472,475
Starz, Class A (I)	52,300	1,688,244
The Walt Disney Company	800	64,056
Viacom, Inc., Class B	2,900	246,471

		9,743,236
Multiline Retail - 0.4%
Macy’s, Inc.	25,900	1,535,611
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	11,100	1,404,150
AutoZone, Inc. (I)	5,000	2,685,500
O’Reilly Automotive, Inc. (I)	26,000	3,858,140
The Home Depot, Inc.	14,300	1,131,559

		9,079,349
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	7,600	581,248

		45,968,537
Consumer Staples - 6.0%
Beverages - 1.3%
Dr. Pepper Snapple Group, Inc.	29,500	1,606,570
Monster Beverage Corp. (I)	49,300	3,423,885

		5,030,455
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	3,500	262,010
The Andersons, Inc.	39,000	2,310,360
The Kroger Company	28,900	1,261,485

		3,833,855
Food Products - 2.1%
Archer-Daniels-Midland Company	39,800	1,726,922
John B. Sanfilippo & Son, Inc.	5,800	133,516
Kraft Foods Group, Inc.	17,900	1,004,190
Lancaster Colony Corp.	2,500	248,550
Tyson Foods, Inc., Class A	111,600	4,911,516

		8,024,694

22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.4%
Kimberly-Clark Corp.	48,300	$5,325,075
Personal Products - 0.1%
USANA Health Sciences, Inc. (I)(L)	4,600	346,564
Tobacco - 0.1%
Altria Group, Inc.	5,100	190,893

		22,751,536
Energy - 8.0%
Energy Equipment & Services - 1.5%
Exterran Holdings, Inc.	8,400	368,592
Helmerich & Payne, Inc.	44,900	4,829,444
Matrix Service Company (I)	15,000	506,700

		5,704,736
Oil, Gas & Consumable Fuels - 6.5%
Clayton Williams Energy, Inc. (I)	3,100	350,331
EOG Resources, Inc.	3,700	725,829
EQT Corp.	37,800	3,665,466
Exxon Mobil Corp.	30,200	2,949,936
Knightsbridge Tankers, Ltd.	16,500	223,575
Marathon Petroleum Corp.	54,400	4,734,976
Phillips 66	69,000	5,317,140
REX American Resources Corp. (I)	2,100	119,805
Southwestern Energy Company (I)	20,700	952,407
Valero Energy Corp.	94,600	5,023,260
Westmoreland Coal Company (I)	13,300	396,074

		24,458,799

		30,163,535
Financials - 17.3%
Banks - 5.0%
Comerica, Inc.	86,300	4,470,340
First Citizens BancShares, Inc., Class A	2,600	625,950
KeyCorp	266,700	3,797,808
Popular, Inc. (I)	20,700	641,493
Simmons First National Corp., Class A	1,600	59,632
State Bank Financial Corp.	13,500	238,815
SunTrust Banks, Inc.	31,500	1,253,385
SVB Financial Group (I)	36,700	4,726,226
The PNC Financial Services Group, Inc.	8,000	696,000
United Community Banks, Inc. (I)	17,000	329,970
Wintrust Financial Corp.	41,800	2,033,988

		18,873,607
Capital Markets - 4.4%
E*TRADE Financial Corp. (I)	200,000	4,604,000
TD Ameritrade Holding Corp.	104,600	3,551,170
The Charles Schwab Corp.	137,500	3,757,875
Waddell & Reed Financial, Inc., Class A	65,000	4,785,300

		16,698,345
Consumer Finance - 0.3%
American Express Company	12,300	1,107,369
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (I)	14,000	1,749,580
CBOE Holdings, Inc.	20,100	1,137,660
Moody’s Corp.	6,000	475,920

		3,363,160
Insurance - 4.0%
Alleghany Corp. (I)	3,000	1,222,140
Assurant, Inc.	36,300	2,358,048
MetLife, Inc.	101,400	5,353,920

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
PartnerRe, Ltd.	40,800	$4,222,800
Primerica, Inc.	5,900	277,949
StanCorp Financial Group, Inc.	10,400	694,720
The Hanover Insurance Group, Inc.	10,500	645,120
The Navigators Group, Inc. (I)	3,700	227,143

		15,001,840
Real Estate Investment Trusts - 2.5%
AG Mortgage Investment Trust, Inc.	17,200	301,172
Annaly Capital Management, Inc.	185,000	2,029,450
Corrections Corp. of America	19,100	598,212
Potlatch Corp.	47,200	1,826,168
Public Storage	23,800	4,010,062
The Geo Group, Inc.	13,300	428,792

		9,193,856
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	61,800	854,076

		65,092,253
Health Care - 13.3%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (I)	9,000	1,369,170
Biogen Idec, Inc. (I)	6,400	1,957,568
Celgene Corp. (I)	10,100	1,409,960
Gilead Sciences, Inc. (I)	90,000	6,377,400
PDL BioPharma, Inc. (L)	111,800	929,058
United Therapeutics Corp. (I)	13,900	1,307,017

		13,350,173
Health Care Equipment & Supplies - 2.4%
Becton, Dickinson and Company	16,700	1,955,236
Boston Scientific Corp. (I)	214,300	2,897,336
C.R. Bard, Inc.	13,600	2,012,528
DexCom, Inc. (I)	33,900	1,402,104
Stryker Corp.	10,600	863,582

		9,130,786
Health Care Providers & Services - 1.9%
Addus HomeCare Corp. (I)	6,300	145,215
Aetna, Inc.	21,300	1,596,861
Cardinal Health, Inc.	18,500	1,294,630
Health Net, Inc. (I)	83,600	2,843,236
Magellan Health Services, Inc. (I)	6,200	367,970
MEDNAX, Inc. (I)	5,000	309,900
WellPoint, Inc.	4,300	428,065

		6,985,877
Life Sciences Tools & Services - 2.2%
Covance, Inc. (I)	7,000	727,300
Illumina, Inc. (I)	7,100	1,055,486
PAREXEL International Corp. (I)	16,400	887,076
Thermo Fisher Scientific, Inc.	45,800	5,506,992

		8,176,854
Pharmaceuticals - 3.3%
AbbVie, Inc.	39,500	2,030,300
Johnson & Johnson	76,400	7,504,772
Pfizer, Inc.	95,200	3,057,824

		12,592,896

		50,236,586
Industrials - 14.2%
Aerospace & Defense - 8.3%
Alliant Techsystems, Inc.	33,300	4,733,595

23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Engility Holdings, Inc. (I)	8,400	$378,420
General Dynamics Corp.	15,400	1,677,368
Huntington Ingalls Industries, Inc.	45,900	4,693,734
L-3 Communications Holdings, Inc.	33,100	3,910,765
Lockheed Martin Corp.	32,700	5,337,948
Northrop Grumman Corp.	41,800	5,157,284
Raytheon Company	53,000	5,235,870

		31,124,984
Airlines - 2.6%
Alaska Air Group, Inc.	13,700	1,278,347
Delta Air Lines, Inc.	77,800	2,695,770
Southwest Airlines Company	205,400	4,849,494
Spirit Airlines, Inc. (I)	15,000	891,000

		9,714,611
Commercial Services & Supplies - 0.4%
Kimball International, Inc., Class B	37,000	670,070
Pitney Bowes, Inc.	33,200	862,868
UniFirst Corp.	400	43,976

		1,576,914
Construction & Engineering - 0.1%
Argan, Inc.	18,800	558,924
Electrical Equipment - 0.4%
Acuity Brands, Inc.	10,400	1,378,728
Industrial Conglomerates - 0.0%
General Electric Company	3,800	98,382
Machinery - 0.5%
IDEX Corp.	28,500	2,077,365
Professional Services - 1.4%
ManpowerGroup, Inc.	54,100	4,264,703
RPX Corp. (I)	56,400	918,192

		5,182,895
Road & Rail - 0.5%
Union Pacific Corp.	9,700	1,820,302

		53,533,105
Information Technology - 18.3%
Communications Equipment - 0.2%
Harris Corp.	8,500	621,860
Electronic Equipment, Instruments & Components - 0.7%
Benchmark Electronics, Inc. (I)	33,900	767,835
Ingram Micro, Inc., Class A (I)	27,300	806,988
Zebra Technologies Corp., Class A (I)	16,300	1,131,383

		2,706,206
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (I)	51,800	3,015,278
CoStar Group, Inc. (I)	1,300	242,762
Facebook, Inc., Class A (I)	40,600	2,445,744
Google, Inc., Class A (I)	1,300	1,448,863
LogMeIn, Inc. (I)	17,600	790,064

		7,942,711
IT Services - 4.3%
Acxiom Corp. (I)	15,500	533,123
Amdocs, Ltd.	102,400	4,757,504
Broadridge Financial Solutions, Inc.	58,600	2,176,404
Computer Sciences Corp.	76,100	4,628,402
Convergys Corp.	27,400	600,334
DST Systems, Inc.	7,700	729,883
Fiserv, Inc. (I)	2,800	158,732

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
FleetCor Technologies, Inc. (I)	16,100	$1,853,110
Jack Henry & Associates, Inc.	7,500	418,200
Syntel, Inc. (I)	2,900	260,710
Virtusa Corp. (I)	3,700	123,987

		16,240,389
Semiconductors & Semiconductor Equipment - 3.1%
First Solar, Inc. (I)	49,100	3,426,689
International Rectifier Corp. (I)	28,200	772,680
Lam Research Corp. (I)	8,700	478,500
Linear Technology Corp.	78,000	3,797,820
Micron Technology, Inc. (I)	136,700	3,234,322

		11,710,011
Software - 2.6%
Activision Blizzard, Inc.	6,800	138,992
AVG Technologies NV (I)	12,200	255,712
Electronic Arts, Inc. (I)	90,700	2,631,207
Manhattan Associates, Inc. (I)	115,500	4,045,965
Microsoft Corp.	32,407	1,328,363
Ultimate Software Group, Inc. (I)	11,600	1,589,200

		9,989,439
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	8,126	4,361,549
Hewlett-Packard Company	176,100	5,698,596
Lexmark International, Inc., Class A	103,600	4,795,644
Western Digital Corp.	55,100	5,059,282

		19,915,071

		69,125,687
Materials - 4.1%
Chemicals - 2.5%
International Flavors & Fragrances, Inc.	24,500	2,343,915
Minerals Technologies, Inc.	3,400	219,504
NewMarket Corp.	1,700	664,326
PPG Industries, Inc.	20,900	4,043,314
Westlake Chemical Corp.	31,600	2,091,288

		9,362,347
Containers & Packaging - 1.2%
Packaging Corp. of America	64,900	4,567,013
Paper & Forest Products - 0.4%
Resolute Forest Products, Inc. (I)	69,500	1,396,255

		15,325,615
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	1,800	118,656
Level 3 Communications, Inc. (I)	32,700	1,279,878
Verizon Communications, Inc.	66,700	3,172,919

		4,571,453
Utilities - 4.0%
Electric Utilities - 1.4%
Edison International	91,000	5,151,510
Gas Utilities - 0.2%
AGL Resources, Inc.	14,600	714,816
Multi-Utilities - 2.4%
Ameren Corp.	116,300	4,791,560
DTE Energy Company	6,300	468,027
Public Service Enterprise Group, Inc.	97,600	3,722,464

		8,982,051

24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.0%
American States Water Company	4,800	$154,992

		15,003,369

TOTAL COMMON STOCKS (Cost $336,631,525)		$371,771,676

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	113,303	1,133,821

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,133,806)		$1,133,821

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
State Street Institutional Liquid Reserves
Fund, 0.0774% (Y)	4,094,028	4,094,028

TOTAL SHORT-TERM INVESTMENTS (Cost $4,094,028)		$4,094,028

Total Investments (All Cap Core Trust)
(Cost $341,859,359) - 100.0%		$376,999,525
Other assets and liabilities, net - 0.0%		(1,901)

TOTAL NET ASSETS - 100.0%		$376,997,624

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.6%
Consumer Discretionary - 19.1%
Auto Components - 0.8%
Allison Transmission Holdings, Inc.	149,210	$4,467,337
Dana Holding Corp.	38,266	890,450
Tenneco, Inc. (I)	26,643	1,547,159

		6,904,946
Automobiles - 0.9%
Dongfeng Motor Group Company, Ltd.,
H Shares	643,000	915,370
Fiat SpA (I)(L)	214,302	2,498,389
Ford Motor Company	43,100	672,360
General Motors Company	11,438	393,696
Harley-Davidson, Inc.	54,480	3,628,913

		8,108,728
Diversified Consumer Services - 0.0%
2u, Inc. (I)	2,400	32,760
Service Corp. International	14,624	290,725

		323,485
Hotels, Restaurants & Leisure - 2.7%
Bloomin’ Brands, Inc. (I)	221,018	5,326,534
Compass Group PLC	81,635	1,246,468
Dunkin’ Brands Group, Inc.	41,156	2,065,208
Galaxy Entertainment Group, Ltd. (I)	38,293	334,475
McDonald’s Corp.	88,063	8,632,816
Panera Bread Company, Class A (I)	23,610	4,166,457
Sands China, Ltd.	44,119	330,319
Six Flags Entertainment Corp.	5,878	236,002
Starbucks Corp.	2,623	192,476
Wyndham Worldwide Corp.	28,692	2,101,115

		24,631,870

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 3.6%
Garmin, Ltd. (L)	2,233	$123,396
KB Home (L)	219,225	3,724,633
Lennar Corp., Class A	193,174	7,653,554
M/I Homes, Inc. (I)	62,360	1,398,111
NVR, Inc. (I)	4,800	5,505,600
PulteGroup, Inc.	253,340	4,861,595
Taylor Morrison Home Corp., Class A (I)	53,604	1,259,694
Toll Brothers, Inc. (I)	15,295	549,091
Whirlpool Corp.	49,457	7,391,843

		32,467,517
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (I)	13,953	4,695,464
Groupon, Inc. (I)(L)	468,152	3,670,312
HomeAway, Inc. (I)	8,501	320,233
Netflix, Inc. (I)	19,369	6,818,469
Rakuten, Inc.	37,819	505,172
The Priceline Group, Inc. (I)	7,884	9,396,861
TripAdvisor, Inc. (I)	50,866	4,607,951

		30,014,462
Leisure Products - 0.6%
Mattel, Inc.	137,726	5,524,190

		5,524,190
Media - 1.3%
Dentsu, Inc.	5,757	218,006
DHX Media, Ltd.	11,600	47,428
DHX Media, Ltd. (Toronto Exchange) (L)	196,245	802,377
DIRECTV (I)	30,590	2,337,688
DISH Network Corp., Class A (I)	37,617	2,340,154
Loral Space & Communications, Inc. (I)	14,615	1,033,719
ProSiebenSat.1 Media AG	11,356	520,890
Time Warner Cable, Inc.	3,500	480,130
Time Warner, Inc.	25,454	1,662,910
WPP PLC	110,354	2,280,147

		11,723,449
Multiline Retail - 0.2%
Intime Retail Group Company, Ltd.	790,830	848,093
Tuesday Morning Corp. (I)	87,090	1,232,324

		2,080,417
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	57,560	7,281,340
AutoZone, Inc. (I)	7,275	3,907,403
CarMax, Inc. (I)	10,235	478,998
Express, Inc. (I)	144,600	2,296,248
Francesca’s Holdings Corp. (I)(L)	53,682	973,791
GameStop Corp., Class A (L)	33,926	1,394,359
Lowe’s Companies, Inc.	217,194	10,620,787
Office Depot, Inc. (I)	245,775	1,015,051
Outerwall, Inc. (I)(L)	11,233	814,393
Pal Company, Ltd.	9,720	186,659
Signet Jewelers, Ltd.	2,765	292,703
The Home Depot, Inc.	51,310	4,060,160
The TJX Companies, Inc.	68,250	4,139,363
Tiffany & Company	12,025	1,035,954
Zhongsheng Group Holdings, Ltd.	800,470	1,109,012

		39,606,221
Textiles, Apparel & Luxury Goods - 1.3%
ANTA Sports Products, Ltd.	216,382	361,765
Asics Corp.	12,319	242,174
Hanesbrands, Inc.	6,526	499,108

25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Kate Spade & Company (I)	13,051	$484,062
Lululemon Athletica, Inc. (I)(L)	68,367	3,595,421
Michael Kors Holdings, Ltd. (I)	3,315	309,190
PVH Corp.	34,882	4,352,227
Samsonite International SA	719,380	2,228,795

		12,072,742

		173,458,027
Consumer Staples - 4.7%
Beverages - 2.3%
Anheuser-Busch InBev NV	21,765	2,292,185
Anheuser-Busch InBev NV, ADR	39,405	4,149,347
Diageo PLC	133,801	4,155,736
Diageo PLC, ADR	20,100	2,504,259
LT Group, Inc.	490,349	191,086
Molson Coors Brewing Company, Class B	53,381	3,142,006
Monster Beverage Corp. (I)	5,422	376,558
Treasury Wine Estates, Ltd.	1,120,527	3,680,881

		20,492,058
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	33,112	2,478,764
Metro AG (I)	22,127	902,590
Seven & I Holdings Company, Ltd.	13,997	533,348

		3,914,702
Food Products - 1.6%
Ingredion, Inc.	48,480	3,300,518
Keurig Green Mountain, Inc.	4,227	446,329
Kraft Foods Group, Inc.	69,153	3,879,483
Mead Johnson Nutrition Company	3,706	308,117
Mondelez International, Inc., Class A	108,793	3,758,798
Unilever NV - NY Shares (L)	63,090	2,594,261

		14,287,506
Household Products - 0.2%
Kimberly-Clark Corp.	6,254	689,504
Svenska Cellulosa AB, B Shares	48,165	1,418,514

		2,108,018
Personal Products - 0.0%
Kao Corp.	2,716	96,184

		96,184
Tobacco - 0.2%
Philip Morris International, Inc.	22,155	1,813,830

		1,813,830

		42,712,298
Energy - 7.2%
Energy Equipment & Services - 1.1%
Halliburton Company	34,850	2,052,317
Helmerich & Payne, Inc.	5,620	604,487
McDermott International, Inc. (I)(L)	70,357	550,192
Patterson-UTI Energy, Inc.	10,507	332,862
Superior Energy Services, Inc.	33,425	1,028,153
Trican Well Service, Ltd.	439,520	5,562,085

		10,130,096
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	48,776	4,134,254
Athlon Energy, Inc. (I)	2,661	94,332
BG Group PLC	334,075	6,236,947
Cabot Oil & Gas Corp.	38,288	1,297,197
Cameco Corp. (L)	81,600	1,868,201

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cameco Corp. (L)	64,964	$1,487,676
Carrizo Oil & Gas, Inc. (I)	3,300	176,418
Chevron Corp.	34,160	4,061,966
Cobalt International Energy, Inc. (I)	414,037	7,585,158
Concho Resources, Inc. (I)	1,357	166,233
Continental Resources, Inc. (I)(L)	5,858	727,974
Diamondback Energy, Inc. (I)	2,110	142,024
Exxon Mobil Corp.	46,635	4,555,307
GS Holdings Corp.	4,058	184,175
Gulfport Energy Corp. (I)	7,573	539,046
Karoon Gas Australia, Ltd. (I)(L)	729,301	1,730,742
Kodiak Oil & Gas Corp. (I)	27,316	331,616
Occidental Petroleum Corp.	23,046	2,196,053
Phillips 66	3,099	238,809
Pioneer Natural Resources Company	63,678	11,916,701
Suncor Energy, Inc.	101,285	3,540,924
Tsakos Energy Navigation, Ltd.	26,900	208,744
Whiting Petroleum Corp. (I)	3,452	239,534
YPF SA, ADR (L)	52,652	1,640,636

		55,300,667

		65,430,763
Financials - 9.5%
Banks - 3.6%
BOK Financial Corp.	30,095	2,078,060
Cullen/Frost Bankers, Inc.	7,865	609,773
Fifth Third Bancorp	11,232	257,774
First Republic Bank	30,280	1,634,817
JPMorgan Chase & Company	82,293	4,996,008
M&T Bank Corp. (L)	43,620	5,291,106
SVB Financial Group (I)	1,496	192,655
The PNC Financial Services Group, Inc.	100,233	8,720,271
Wells Fargo & Company	169,427	8,427,299

		32,207,763
Capital Markets - 1.6%
BlackRock, Inc.	29,640	9,321,187
CETIP SA - Mercados Organizados	55,745	675,623
Daiwa Securities Group, Inc.	22,883	198,813
Henderson Group PLC	341,025	1,499,877
SEI Investments Company	87,325	2,934,993

		14,630,493
Consumer Finance - 0.0%
Hitachi Capital Corp.	6,153	131,425

		131,425
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc., Class B (I)	18,260	2,281,952
IntercontinentalExchange Group, Inc.	2,623	518,908
Japan Exchange Group, Inc.	12,900	315,325
McGraw-Hill Financial, Inc.	13,100	999,530
Moody’s Corp.	15,710	1,246,117
The NASDAQ OMX Group, Inc.	15,297	565,071

		5,926,903
Insurance - 3.5%
ACE, Ltd.	34,495	3,417,075
Alleghany Corp. (I)	5,365	2,185,594
American International Group, Inc.	99,546	4,978,295
Fairfax Financial Holdings, Ltd.	5,375	2,333,786
Markel Corp. (I)	6,964	4,151,240
Marsh & McLennan Companies, Inc.	202,410	9,978,813
MetLife, Inc.	64,650	3,413,520

26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	2,830	$1,697,717

		32,156,040
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	131,305	1,133,077
Hulic Company, Ltd.	14,526	199,397

		1,332,474

		86,385,098
Health Care - 17.0%
Biotechnology - 3.5%
Alkermes PLC (I)	11,022	485,960
Alnylam Pharmaceuticals, Inc. (I)	37,006	2,484,583
Amgen, Inc.	5,476	675,410
Arena Pharmaceuticals, Inc. (I)(L)	145,316	915,491
Biogen Idec, Inc. (I)	10,383	3,175,848
Celgene Corp. (I)	14,642	2,044,023
Cubist Pharmaceuticals, Inc. (I)	9,127	667,640
Foundation Medicine, Inc. (I)(L)	28,650	927,401
Gilead Sciences, Inc. (I)	97,219	6,888,938
Incyte Corp. Ltd. (I)	14,959	800,606
Innate Pharma SA (I)	49,920	617,204
Isis Pharmaceuticals, Inc. (I)(L)	15,650	676,237
Medivation, Inc. (I)	17,584	1,131,882
NPS Pharmaceuticals, Inc. (I)	39,915	1,194,656
Portola Pharmaceuticals, Inc. (I)	45,496	1,178,346
Puma Biotechnology, Inc. (I)	7,042	733,354
Regeneron Pharmaceuticals, Inc. (I)	14,154	4,250,163
Seattle Genetics, Inc. (I)(L)	47,163	2,148,746
TESARO, Inc. (I)	19,143	564,336

		31,560,824
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (I)	23,183	313,434
Medtronic, Inc.	68,272	4,201,459
Varian Medical Systems, Inc. (I)	5,318	446,659

		4,961,552
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	76,314	5,340,454
Catamaran Corp. (I)	68,596	3,070,357
Envision Healthcare Holdings, Inc. (I)	170,365	5,763,448
HCA Holdings, Inc. (I)	11,862	622,755
Humana, Inc.	3,294	371,300
Laboratory Corp. of America Holdings (I)	28,020	2,751,844
UnitedHealth Group, Inc.	66,600	5,460,534
Universal Health Services, Inc., Class B	4,346	356,676

		23,737,368
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,371,395	905,121

		905,121
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (I)	5,050	750,733

		750,733
Pharmaceuticals - 10.1%
Actavis PLC (I)	32,881	6,768,554
Astellas Pharma, Inc.	11,810	140,215
AstraZeneca PLC	81,481	5,282,166
AstraZeneca PLC, ADR	165,580	10,742,830
Bristol-Myers Squibb Company	314,114	16,318,222
Eli Lilly & Company	77,283	4,548,877
Jazz Pharmaceuticals PLC (I)	3,350	464,578

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	94,020	$9,235,585
Merck & Company, Inc.	333,295	18,921,157
Ono Pharmaceutical Company, Ltd. (L)	42,336	3,680,352
Roche Holding AG	28,771	8,653,272
Salix Pharmaceuticals, Ltd. (I)	4,927	510,486
Teva Pharmaceutical Industries, Ltd., ADR	42,730	2,257,853
TherapeuticsMD, Inc. (I)	697,020	4,398,196

		91,922,343

		153,837,941
Industrials - 14.4%
Aerospace & Defense - 2.9%
Bombardier, Inc., Class B	210,230	781,588
DigitalGlobe, Inc. (I)	165,562	4,802,954
Esterline Technologies Corp. (I)	7,330	780,938
Lockheed Martin Corp.	25,287	4,127,850
Moog, Inc., Class A (I)	16,380	1,073,054
Northrop Grumman Corp.	33,182	4,093,995
Rolls-Royce Holdings PLC	94,440	1,690,603
Safran SA	32,224	2,232,463
Textron, Inc.	3,620	142,230
TransDigm Group, Inc.	11,499	2,129,615
United Technologies Corp.	41,270	4,821,987

		26,677,277
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	84,836	8,261,330
XPO Logistics, Inc. (I)(L)	15,028	441,973

		8,703,303
Airlines - 0.9%
AirAsia BHD	1,077,326	842,102
American Airlines Group, Inc. (I)	130,710	4,783,986
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	125,404	609,463
United Continental Holdings, Inc. (I)	53,067	2,368,380

		8,603,931
Building Products - 1.9%
Armstrong World Industries, Inc. (I)	122,298	6,512,369
Daikin Industries, Ltd.	2,707	151,807
Lennox International, Inc.	52,335	4,757,775
Owens Corning	129,438	5,587,838

		17,009,789
Commercial Services & Supplies - 1.1%
Clean Harbors, Inc. (I)(L)	144,749	7,930,798
EnerNOC, Inc. (I)	53,720	1,196,882
The ADT Corp. (L)	18,806	563,240

		9,690,920
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (I)	52,390	3,326,765

		3,326,765
Electrical Equipment - 1.1%
Capstone Turbine Corp. (I)(L)	505,100	1,075,863
Eaton Corp. PLC	58,085	4,363,345
Hubbell, Inc., Class B	4,895	586,764
Legrand SA	1,928	119,767
Mitsubishi Electric Corp.	22,121	249,012
Nidec Corp.	16,880	1,035,039
Polypore International, Inc. (I)(L)	3,157	108,001
Zumtobel AG	97,954	2,429,439

		9,967,230

27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 0.3%
3M Company	18,077	$2,452,326

		2,452,326
Machinery - 1.3%
Arcam AB (I)	27,860	847,761
Barnes Group, Inc.	37,090	1,426,852
IDEX Corp.	25,495	1,858,331
Jain Irrigation Systems, Ltd.	750,985	830,005
PACCAR, Inc.	58,762	3,962,909
Pall Corp.	22,360	2,000,549
SMC Corp.	873	230,239
WABCO Holdings, Inc. (I)	5,683	599,897

		11,756,543
Marine - 0.1%
Mitsui O.S.K. Lines, Ltd.	96,090	373,762
Nippon Yusen KK	135,840	394,523

		768,285
Professional Services - 1.0%
IHS, Inc., Class A (I)	57,912	7,036,308
Nielsen Holdings NV	51,694	2,307,103

		9,343,411
Road & Rail - 0.5%
AMERCO	400	92,848
Canadian National Railway Company	27,390	1,538,845
Kansas City Southern	15,652	1,597,443
Old Dominion Freight Line, Inc. (I)	17,096	970,027

		4,199,163
Trading Companies & Distributors - 1.9%
HD Supply Holdings, Inc. (I)	230,117	6,017,560
MSC Industrial Direct Company, Inc., Class A	46,655	4,036,591
Rexel SA	142,663	3,741,798
WESCO International, Inc. (I)(L)	47,035	3,914,253

		17,710,202
Transportation Infrastructure - 0.1%
Groupe Eurotunnel SA	36,702	468,505

		468,505

		130,677,650
Information Technology - 19.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	344,043	7,710,004
Palo Alto Networks, Inc. (I)	34,595	2,373,217
Parkervision, Inc. (I)(L)	733,605	3,521,304

		13,604,525
Electronic Equipment, Instruments & Components - 0.2%
FEI Company	3,345	344,602
TE Connectivity, Ltd.	17,500	1,053,675
Truly International Holdings, Ltd.	733,625	494,874

		1,893,151
Internet Software & Services - 4.6%
Akamai Technologies, Inc. (I)	10,331	601,368
Angie’s List, Inc. (I)(L)	46,602	567,612
AOL, Inc. (I)	5,498	240,647
Bankrate, Inc. (I)	101,173	1,713,871
Constant Contact, Inc. (I)	45,890	1,122,469
CoStar Group, Inc. (I)	16,313	3,046,290
Facebook, Inc., Class A (I)	109,424	6,591,702
Google, Inc., Class A (I)	9,050	10,086,316
IAC/InterActiveCorp	18,737	1,337,634

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Pandora Media, Inc. (I)	60,160	$1,824,051
Web.com Group, Inc. (I)	72,655	2,472,450
Yahoo!, Inc. (I)	208,152	7,472,657
Yelp, Inc. (I)	23,419	1,801,624
Zillow, Inc., Class A (I)(L)	29,662	2,613,222

		41,491,913
IT Services - 1.2%
Accenture PLC, Class A	56,945	4,539,655
Amadeus IT Holding SA, A Shares	18,555	771,054
Automatic Data Processing, Inc.	35,455	2,739,253
Cap Gemini SA	5,948	450,302
Global Payments, Inc.	3,081	219,090
Nomura Research Institute, Ltd.	8,229	259,595
Optimal Payments PLC (I)	162,006	973,398
Otsuka Corp.	2,013	262,561
Total System Services, Inc.	34,000	1,033,940

		11,248,848
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	84,425	4,486,345
Avago Technologies, Ltd.	20,505	1,320,727
First Solar, Inc. (I)	3,393	236,797
Freescale Semiconductor, Ltd. (I)(L)	119,217	2,910,087
GCL-Poly Energy Holdings, Ltd. (I)	3,372,090	1,219,882
GT Advanced Technologies, Inc. (I)(L)	104,228	1,777,087
Intel Corp.	106,705	2,754,056
Lam Research Corp. (I)	52,510	2,888,050
Maxim Integrated Products, Inc.	52,417	1,736,051
Micron Technology, Inc. (I)	243,755	5,767,243
NXP Semiconductor NV (I)	281,981	16,583,303
SK Hynix, Inc. (I)	39,490	1,339,930
Skyworks Solutions, Inc. (I)	77,630	2,912,678
Sumco Corp.	335,880	2,602,256
SunEdison, Inc. (I)	133,893	2,522,544

		51,057,036
Software - 5.3%
Activision Blizzard, Inc.	135,984	2,779,513
Adobe Systems, Inc. (I)	23,452	1,541,734
Autodesk, Inc. (I)	96,188	4,730,526
Cadence Design Systems, Inc. (I)	315,162	4,897,617
Concur Technologies, Inc. (I)	55,045	5,453,308
Ellie Mae, Inc. (I)	18,237	525,955
FactSet Research Systems, Inc. (L)	12,897	1,390,426
Microsoft Corp.	301,390	12,353,976
Monitise PLC (I)	2,070,701	2,453,923
Oracle Corp.	104,430	4,272,231
Salesforce.com, Inc. (I)	22,768	1,299,825
Solera Holdings, Inc.	7,531	477,014
Symantec Corp.	87,960	1,756,561
Tableau Software, Inc., Class A (I)	10,260	780,581
UBISOFT Entertainment SA (I)	158,421	2,832,931

		47,546,121
Technology Hardware, Storage & Peripherals - 1.1%
3D Systems Corp. (I)(L)	17,385	1,028,323
Apple, Inc.	6,637	3,562,343
Nokia OYJ, ADR (I)	88,809	651,858
SanDisk Corp.	30,262	2,456,972
Stratasys, Ltd. (I)(L)	15,184	1,610,871
Western Digital Corp.	5,543	508,958

		9,819,325

		176,660,919

28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.8%
Chemicals - 2.0%
Ecolab, Inc.	9,835	$1,062,082
Givaudan SA (I)	494	764,095
International Flavors & Fragrances, Inc.	2,718	260,031
Methanex Corp.	13,597	869,392
Mitsui Chemicals, Inc.	262,415	642,458
OCI Company, Ltd. (I)	3,735	624,840
Platform Specialty Products Corp. (I)	116,301	2,215,534
Praxair, Inc.	41,692	5,460,401
The Dow Chemical Company	61,815	3,003,591
The Sherwin-Williams Company	7,905	1,558,313
Wacker Chemie AG	11,048	1,348,571

		17,809,308
Containers & Packaging - 0.4%
Graphic Packaging Holding Company (I)	19,271	195,793
Packaging Corp. of America	34,524	2,429,454
Silgan Holdings, Inc.	25,470	1,261,274

		3,886,521
Metals & Mining - 0.7%
Allied Nevada Gold Corp. (I)(L)	95,783	412,825
AuRico Gold, Inc.	240,211	1,044,918
Barrick Gold Corp.	92,500	1,649,275
Continental Gold, Ltd. (I)	333,511	1,152,431
Goldcorp, Inc.	67,200	1,645,056

		5,904,505
Paper & Forest Products - 0.7%
International Paper Company	1,173	53,817
KapStone Paper and Packaging Corp. (I)	27,500	793,100
Norbord, Inc.	209,145	5,510,985

		6,357,902

		33,958,236
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	77,075	3,666,458

		3,666,458
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	13,300	1,005,057

		1,005,057

		4,671,515
Utilities - 0.9%
Gas Utilities - 0.7%
UGI Corp.	139,382	6,357,213
Independent Power and Renewable Electricity
Producers - 0.1%
China Longyuan Power Group Corp., H Shares	929,300	936,438
NRG Energy, Inc.	10,682	339,688

		1,276,126
Multi-Utilities - 0.1%
DTE Energy Company	1,646	122,281
Sempra Energy	3,586	346,981

		469,262

		8,102,601

TOTAL COMMON STOCKS (Cost $758,687,219)		$875,895,048

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.1%
Information Technology - 0.1%
Cloudera, Inc. (I)(R)	15,771	438,875
DocuSign, Inc. (R)	865	11,360
DocuSign, Inc., Series B1 (R)	259	3,401
DocuSign, Inc., Series D (R)	621	8,155
DocuSign, Inc., Series E (R)	16,071	211,051
Dropbox, Inc., Series C (R)	10,895	208,108

		880,950

TOTAL PREFERRED SECURITIES (Cost $671,701)		$880,950

WARRANTS - 0.2%
Moscow Exchange MICEX (Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	755,860	1,247,720

TOTAL WARRANTS (Cost $1,211,127)		$1,247,720

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	4,911,541	49,149,793

TOTAL SECURITIES LENDING
COLLATERAL (Cost $49,148,487)		$49,149,793

SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreement - 3.2%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/14 at 0.120% to be
repurchased at $29,300,098 on 04/01/2014,
collateralized by $20,326,500 U.S. Treasury
Notes, 0.375% due 03/31/2016 (valued at
$20,294,750, including interest) and
$9,308,279 Federal National Mortgage
Association, 3.000% due 10/01/2028 (valued
at $9,591,325, including interest)	$29,300,000	$29,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,300,000)		$29,300,000

Total Investments (Alpha Opportunities Trust)
(Cost $839,018,534) - 105.5%		$956,473,511
Other assets and liabilities, net - (5.5%)		(50,086,264)

TOTAL NET ASSETS - 100.0%		$906,387,247

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	79,026,448	$1,792,319,823

TOTAL INVESTMENT COMPANIES (Cost $1,029,891,097)		$1,792,319,823

Total Investments (American Asset Allocation Trust)
(Cost $1,029,891,097) - 100.0%		$1,792,319,823
Other assets and liabilities, net - 0.0%		(55,004)

TOTAL NET ASSETS - 100.0%		$1,792,264,819

29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	8,987,879	$267,748,910

TOTAL INVESTMENT COMPANIES (Cost $196,348,518)		$267,748,910

Total Investments (American Global Growth Trust)
(Cost $196,348,518) - 100.0%		$267,748,910
Other assets and liabilities, net - 0.0%		(32,098)

TOTAL NET ASSETS - 100.0%		$267,716,812

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	14,043,193	$1,107,727,031

TOTAL INVESTMENT COMPANIES (Cost $646,453,485)		$1,107,727,031

Total Investments (American Growth Trust)
(Cost $646,453,485) - 100.0%		$1,107,727,031
Other assets and liabilities, net - 0.0%		(41,946)

TOTAL NET ASSETS - 100.0%		$1,107,685,085

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	25,936,318	$1,334,164,190

TOTAL INVESTMENT COMPANIES (Cost $780,855,953)		$1,334,164,190

Total Investments (American Growth-Income Trust)
(Cost $780,855,953) - 100.0%		$1,334,164,190
Other assets and liabilities, net - 0.0%		(47,964)

TOTAL NET ASSETS - 100.0%		$1,334,116,226

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	31,947,334	$679,519,786

TOTAL INVESTMENT COMPANIES (Cost $505,436,590)		$679,519,786

Total Investments (American International Trust)
(Cost $505,436,590) - 100.0%		$679,519,786
Other assets and liabilities, net - 0.0%		(32,060)

TOTAL NET ASSETS - 100.0%		$679,487,726

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,117,672	$77,661,205

TOTAL INVESTMENT COMPANIES (Cost $67,587,022)		$77,661,205

Total Investments (American New World Trust)
(Cost $67,587,022) - 100.0%		$77,661,205
Other assets and liabilities, net - 0.0%		(17,641)

TOTAL NET ASSETS - 100.0%		$77,643,564

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.6%
Consumer Discretionary - 26.5%
Auto Components - 0.4%
Delphi Automotive PLC	48,900	$3,318,352
Johnson Controls, Inc.	34,900	1,651,468
TRW Automotive Holdings Corp. (I)	37,700	3,077,074

		8,046,894
Automobiles - 0.9%
Harley-Davidson, Inc.	144,000	9,591,840
Tesla Motors, Inc. (I)(L)	37,600	7,837,720

		17,429,560
Hotels, Restaurants & Leisure - 8.0%
Carnival Corp.	28,100	1,063,866
Chipotle Mexican Grill, Inc. (I)	41,700	23,687,685
Hilton Worldwide Holdings, Inc. (I)	181,200	4,029,888
Las Vegas Sands Corp.	401,500	32,433,170
Marriott International, Inc., Class A	96,629	5,413,157
MGM Resorts International (I)	168,700	4,362,582
Starbucks Corp.	412,400	30,261,912
Starwood Hotels & Resorts Worldwide, Inc.	222,300	17,695,080
Wynn Macau, Ltd.	1,486,400	6,157,850
Wynn Resorts, Ltd.	112,200	24,925,230

		150,030,420
Household Durables - 0.0%
Lennar Corp., Class A	2,800	110,936
Internet & Catalog Retail - 9.0%
Amazon.com, Inc. (I)	247,589	83,318,650
Ctrip.com International, Ltd., ADR (I)(L)	161,900	8,162,998
Netflix, Inc. (I)	37,600	13,236,328
The Priceline Group, Inc. (I)	52,100	62,097,469
TripAdvisor, Inc. (I)	21,800	1,974,862

		168,790,307
Media - 1.7%
Discovery Communications, Inc., Series C (I)	268,100	20,659,786
The Walt Disney Company	86,300	6,910,041
Twenty-First Century Fox, Inc., Class A	142,000	4,539,740

		32,109,567
Multiline Retail - 0.3%
Dollar Tree, Inc. (I)	84,000	4,383,120
Specialty Retail - 5.0%
AutoZone, Inc. (I)	6,100	3,276,310
CarMax, Inc. (I)	83,900	3,926,520
L Brands, Inc.	119,400	6,778,338

30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Companies, Inc.	448,000	$21,907,200
O’Reilly Automotive, Inc. (I)	124,500	18,474,555
Ross Stores, Inc.	131,600	9,415,980
The Home Depot, Inc.	236,400	18,706,332
Tiffany & Company	5,300	456,595
Tractor Supply Company	159,300	11,251,359

		94,193,189
Textiles, Apparel & Luxury Goods - 1.2%
Fossil Group, Inc. (I)	37,100	4,326,231
Hanesbrands, Inc.	2,500	191,200
Michael Kors Holdings, Ltd. (I)	48,900	4,560,903
NIKE, Inc., Class B	89,000	6,573,540
PVH Corp.	40,300	5,028,231
Ralph Lauren Corp.	10,800	1,738,044
VF Corp.	5,800	358,904

		22,777,053

		497,871,046
Consumer Staples - 2.5%
Beverages - 0.6%
Constellation Brands, Inc., Class A (I)	49,900	4,240,003
Monster Beverage Corp. (I)	53,200	3,694,740
PepsiCo, Inc.	38,400	3,206,400

		11,141,143
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	65,200	7,281,536
CVS Caremark Corp.	161,800	12,112,348
Walgreen Company	12,300	812,169
Whole Foods Market, Inc.	213,800	10,841,798

		31,047,851
Food Products - 0.0%
Keurig Green Mountain, Inc.	5,200	549,068
Household Products - 0.2%
The Procter & Gamble Company	54,000	4,352,400
Personal Products - 0.0%
The Estee Lauder Companies, Inc., Class A	9,800	655,424

		47,745,886
Energy - 4.3%
Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	129,792	12,654,720
Oil, Gas & Consumable Fuels - 3.6%
Concho Resources, Inc. (I)	97,500	11,943,750
Continental Resources, Inc. (I)	1,500	186,405
EOG Resources, Inc.	10,100	1,981,317
EQT Corp.	137,600	13,343,072
Pioneer Natural Resources Company	141,700	26,517,738
Range Resources Corp.	174,092	14,444,413

		68,416,695

		81,071,415
Financials - 6.4%
Banks - 0.3%
Citigroup, Inc.	5,200	247,520
JPMorgan Chase & Company	3,500	212,485
U.S. Bancorp	103,900	4,453,154

		4,913,159
Capital Markets - 4.1%
Ameriprise Financial, Inc.	94,251	10,374,208

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Franklin Resources, Inc.	95,495	$5,173,919
Invesco, Ltd.	458,400	16,960,800
Morgan Stanley	447,800	13,957,926
Northern Trust Corp.	66,189	4,339,351
State Street Corp.	171,207	11,907,447
TD Ameritrade Holding Corp.	428,900	14,561,155
The Goldman Sachs Group, Inc.	876	143,533

		77,418,339
Consumer Finance - 1.3%
American Express Company	271,552	24,447,827
Diversified Financial Services - 0.4%
IntercontinentalExchange Group, Inc.	41,400	8,190,162
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	92,100	4,540,530

		119,510,017
Health Care - 16.5%
Biotechnology - 9.2%
Alexion Pharmaceuticals, Inc. (I)	163,600	24,888,468
Biogen Idec, Inc. (I)	141,200	43,188,844
Celgene Corp. (I)	206,900	28,883,240
Gilead Sciences, Inc. (I)	822,300	58,268,178
Pharmacyclics, Inc. (I)	15,700	1,573,454
Regeneron Pharmaceuticals, Inc. (I)	49,700	14,923,916
Vertex Pharmaceuticals, Inc. (I)	25,500	1,803,360

		173,529,460
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson and Company	48,300	5,654,964
Covidien PLC	73,600	5,421,376
Intuitive Surgical, Inc. (I)	6,800	2,978,332
Stryker Corp.	84,479	6,882,504

		20,937,176
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	31,500	2,066,085
Cardinal Health, Inc.	104,200	7,291,916
Express Scripts Holding Company (I)	22,300	1,674,507
Henry Schein, Inc. (I)	2,600	310,362
McKesson Corp.	260,600	46,014,142
UnitedHealth Group, Inc.	103,000	8,444,970

		65,801,982
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	208,300	25,045,992
Pharmaceuticals - 1.4%
Actavis PLC (I)	13,600	2,799,560
Allergan, Inc.	60,500	7,508,050
Perrigo Company PLC	25,200	3,897,432
Valeant Pharmaceuticals International, Inc. (I)	83,400	10,994,622

		25,199,664

		310,514,274
Industrials - 14.3%
Aerospace & Defense - 5.2%
Honeywell International, Inc.	119,800	11,112,648
Precision Castparts Corp.	152,300	38,495,348
The Boeing Company	240,300	30,155,247
United Technologies Corp.	152,000	17,759,680

		97,522,923
Air Freight & Logistics - 0.7%
FedEx Corp.	104,100	13,799,496

31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 1.9%
American Airlines Group, Inc. (I)	294,200	$10,767,720
Delta Air Lines, Inc.	288,900	10,010,385
United Continental Holdings, Inc. (I)	351,500	15,687,445

		36,465,550
Electrical Equipment - 0.5%
Roper Industries, Inc.	70,700	9,439,157
Industrial Conglomerates - 2.8%
3M Company	18,100	2,455,446
Danaher Corp.	672,826	50,461,950

		52,917,396
Machinery - 0.7%
Flowserve Corp.	96,600	7,567,644
Wabtec Corp.	78,700	6,099,250

		13,666,894
Professional Services - 0.3%
IHS, Inc., Class A (I)	40,200	4,884,300
Road & Rail - 1.9%
Canadian Pacific Railway, Ltd.	22,900	3,444,847
J.B. Hunt Transport Services, Inc.	29,100	2,092,872
Kansas City Southern	103,100	10,522,386
Union Pacific Corp.	99,000	18,578,340

		34,638,445
Trading Companies & Distributors - 0.3%
Fastenal Company (L)	104,200	5,139,144
W.W. Grainger, Inc.	4,600	1,162,236

		6,301,380

		269,635,541
Information Technology - 22.7%
Communications Equipment - 0.9%
Juniper Networks, Inc. (I)	8,421	216,925
QUALCOMM, Inc.	225,177	17,757,458

		17,974,383
Electronic Equipment, Instruments & Components - 0.1%
Trimble Navigation, Ltd. (I)	50,100	1,947,387
Internet Software & Services - 12.1%
Akamai Technologies, Inc. (I)	188,900	10,995,869
Baidu, Inc., ADR (I)	172,500	26,285,550
eBay, Inc. (I)	276,578	15,278,169
Facebook, Inc., Class A (I)	560,308	33,752,954
Google, Inc., Class A (I)	97,366	108,515,381
LinkedIn Corp., Class A (I)	62,000	11,466,280
NAVER Corp.	6,628	4,842,885
Tencent Holdings, Ltd.	237,400	16,570,559

		227,707,647
IT Services - 6.8%
Alliance Data Systems Corp. (I)	27,400	7,465,130
Cognizant Technology
Solutions Corp., Class A (I)	338,000	17,106,180
Fiserv, Inc. (I)	173,100	9,813,039
FleetCor Technologies, Inc. (I)	11,300	1,300,630
MasterCard, Inc., Class A	682,000	50,945,400
Visa, Inc., Class A	188,800	40,754,368

		127,384,747
Software - 1.8%
Autodesk, Inc. (I)	10,100	496,718
Intuit, Inc.	5,700	443,061

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	5,300	$217,247
Red Hat, Inc. (I)	142,800	7,565,544
Salesforce.com, Inc. (I)	400,000	22,836,000
VMware, Inc., Class A (I)(L)	29,900	3,229,798

		34,788,368
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	33,800	18,141,812

		427,944,344
Materials - 4.3%
Chemicals - 4.3%
Airgas, Inc.	1,700	181,067
Ecolab, Inc.	222,500	24,027,775
FMC Corp.	68,000	5,206,080
Monsanto Company	68,204	7,759,569
Praxair, Inc.	140,100	18,348,897
The Sherwin-Williams Company	125,300	24,700,389

		80,223,777

		80,223,777
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.9%
American Tower Corp.	434,438	35,567,439
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	59,100	4,466,082

		40,033,521

TOTAL COMMON STOCKS (Cost $1,116,216,584)		$1,874,549,821

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	2,166,264	21,677,804

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,677,358)		$21,677,804

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
T. Rowe Price Prime Reserve Investment
Fund, 0.0633% (Y)	3,121,646	3,121,646
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,000	450,000

		3,571,646

TOTAL SHORT-TERM INVESTMENTS (Cost $3,571,646)		$3,571,646

Total Investments (Blue Chip Growth Trust)
(Cost $1,141,465,588) - 100.9%		$1,899,799,271
Other assets and liabilities, net - (0.9%)		(17,766,653)

TOTAL NET ASSETS - 100.0%		$1,882,032,618

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 49.1%
U.S. Government - 20.8%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 04/15/2018	$190,257,381	$195,327,679

32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds
3.625%, 02/15/2044	$20,200,000	$20,433,552
3.750%, 11/15/2043	100,535,000	104,085,092
U.S. Treasury Notes
0.250%, 12/31/2015	80,300,000	80,199,625
0.625%, 12/15/2016	7,306,900	7,279,499
1.000%, 06/30/2019	276,459,000	264,925,407
1.250%, 10/31/2018 to 11/30/2018	287,610,100	282,952,924
1.375%, 07/31/2018	4,434,300	4,409,011
1.625%, 03/31/2019	38,000,000	37,679,356
1.875%, 06/30/2020	103,797,100	102,272,528
2.625%, 04/30/2018	60,000,000	62,943,720
2.750%, 11/15/2023 to 02/15/2024	463,469,100	464,604,853

		1,627,113,246
U.S. Government Agency - 28.3%
Federal Farm Credit Banks
0.780%, 04/03/2017	22,745,000	22,508,975
1.740%, 03/11/2020	59,240,000	57,705,566
Federal Home Loan Mortgage Corp.
1.250%, 03/13/2018	68,111,000	67,167,186
1.750%, 05/30/2019	39,956,000	39,607,744
2.381%, 04/01/2042 (P)	30,067,201	30,607,372
2.601%, 06/01/2035 (P)	5,170,058	5,503,688
2.640%, 01/01/2044 (P)	2,087,056	2,140,073
2.646%, 11/01/2041 (P)	368,047	382,441
3.000%, 03/01/2043	27,868,692	26,990,176
3.500%, 02/01/2026 to 05/01/2042	16,793,354	17,542,728
4.000%, 09/01/2041 to 11/01/2041	44,626,505	46,356,579
4.331%, 09/01/2039 (P)	1,526,576	1,624,849
4.337%, 09/01/2039 (P)	608,194	647,871
4.500%, 10/01/2040 to 10/01/2041	63,986,187	68,279,335
5.000%, 09/01/2040 to 04/01/2041	45,024,325	49,027,667
5.500%, 10/01/2039	243,081	267,000
6.000%, 11/01/2037	9,517,476	10,552,129
6.500%, 12/01/2036 to 09/01/2039	21,090,715	23,471,318
Federal National Mortgage Association
1.500%, 05/25/2018	36,840,000	36,588,383
1.600%, 01/30/2020	75,835,000	72,821,696
1.916%, 08/01/2042 (P)	953,597	972,615
2.372%, 10/01/2035 (P)	57,041,810	60,445,380
2.413%, 04/01/2042 (P)	14,279,825	14,767,160
2.481%, 02/01/2042 (P)	10,404,079	10,779,609
2.500%, 03/27/2023	44,807,000	42,418,204
2.995%, 02/01/2042 (P)	7,183,649	7,447,954
3.000%, 07/01/2027 to 04/01/2043	174,428,181	167,602,005
3.400%, 09/27/2032	21,313,000	19,230,912
3.500%, 02/01/2026 to 04/01/2043	269,772,143	273,955,725
3.891%, 02/01/2040 (P)	210,822	224,078
4.000%, 12/01/2024 to 05/01/2042	177,842,278	186,357,889
4.480%, 09/01/2039 (P)	3,038,669	3,247,825
4.500%, 01/01/2027 to 02/01/2042	321,042,889	343,087,279
5.000%, 02/01/2033 to 12/01/2041	297,495,575	325,241,601
5.500%, 02/01/2035 to 05/01/2040	50,518,118	55,729,840
6.000%, 04/01/2035 to 06/01/2040	15,687,894	17,435,009
6.500%, 07/01/2036 to 10/01/2039	64,645,170	71,987,649
Government National Mortgage Association
3.500%, 11/20/2039 (P)	5,511,031	5,816,520
4.000%, 10/15/2039 to 11/15/2041	26,263,278	27,633,766

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
5.000%, 08/15/2039	$322,519	$354,947

		2,214,528,743

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,854,707,745)		$3,841,641,989

CORPORATE BONDS - 42.2%
Consumer Discretionary - 3.3%
21st Century Fox America, Inc.
6.150%, 03/01/2037	3,689,000	4,265,771
6.400%, 12/15/2035	4,091,000	4,888,917
BorgWarner, Inc.
4.625%, 09/15/2020	8,521,000	8,981,978
Brinker International, Inc.
2.600%, 05/15/2018	9,248,000	9,153,337
CBS Corp.
7.875%, 07/30/2030	14,168,000	18,569,629
Delphi Corp.
5.000%, 02/15/2023	29,800,000	31,588,000
DIRECTV Holdings LLC
5.875%, 10/01/2019	26,893,000	30,848,772
Ford Motor Credit Company LLC
5.875%, 08/02/2021	57,894,000	66,622,215
8.000%, 12/15/2016	13,215,000	15,469,069
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	12,488,000	13,833,407
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	6,800,000	7,378,000
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	14,118,000	14,182,449
QVC, Inc.
4.375%, 03/15/2023	8,808,000	8,681,156
5.125%, 07/02/2022	5,648,000	5,859,969
Seminole Indian Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	115,000	127,075
Time Warner Cable, Inc.
8.250%, 04/01/2019	14,849,000	18,506,338

		258,956,082
Consumer Staples - 1.6%
Beam, Inc.
1.750%, 06/15/2018	24,688,000	24,045,421
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,541,000	32,762,502
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	9,240,000	10,490,311
Safeway, Inc.
4.750%, 12/01/2021	3,585,000	3,665,053
5.000%, 08/15/2019	23,846,000	24,608,404
The Kroger Company
6.400%, 08/15/2017	13,196,000	15,149,668
Wm Wrigley Jr. Company
1.400%, 10/21/2016 (S)	10,487,000	10,532,618

		121,253,977
Energy - 4.9%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,424,000	18,289,805
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,754,000	6,223,302

33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	$10,735,000	$12,279,004
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	6,425,000	5,813,706
Continental Resources, Inc.
5.000%, 09/15/2022	16,202,000	17,012,100
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,682,000	18,723,015
DCP Midstream Operating LP
2.500%, 12/01/2017	11,518,000	11,710,581
3.875%, 03/15/2023	6,149,000	6,008,895
Ecopetrol SA
4.250%, 09/18/2018	1,580,000	1,674,800
Encana Corp.
3.900%, 11/15/2021	13,247,000	13,595,899
Energy Transfer Partners LP
5.200%, 02/01/2022	4,067,000	4,390,859
9.700%, 03/15/2019	10,257,000	13,256,485
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,988,000	37,840,429
6.650%, 04/15/2018	6,789,000	7,956,029
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	6,184,000	6,964,730
Kerr-McGee Corp.
6.950%, 07/01/2024	18,111,000	21,964,260
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,354,000	5,493,642
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,450,000	17,947,238
Northwest Pipeline LLC
6.050%, 06/15/2018	22,955,000	26,356,839
ONEOK Partners LP
3.200%, 09/15/2018	9,345,000	9,640,723
Petrobras International Finance Company
5.375%, 01/27/2021	12,210,000	12,349,499
Petrohawk Energy Corp.
6.250%, 06/01/2019	11,969,000	13,016,288
Petroleos Mexicanos
4.875%, 01/24/2022	6,426,000	6,715,170
Plains Exploration & Production Company
6.750%, 02/01/2022	21,104,000	23,319,920
6.875%, 02/15/2023	3,149,000	3,503,263
Rowan Companies, Inc.
4.875%, 06/01/2022	9,728,000	10,064,978
Suncor Energy, Inc.
6.100%, 06/01/2018	9,706,000	11,213,458
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	16,532,000	17,127,152
Williams Partners LP
5.250%, 03/15/2020	18,308,000	20,164,962

		380,617,031
Financials - 20.8%
Aflac, Inc.
8.500%, 05/15/2019	9,631,000	12,381,845
American International Group, Inc.
4.125%, 02/15/2024	8,521,000	8,702,693
8.250%, 08/15/2018	16,569,000	20,716,254
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	7,478,000	9,824,223

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ARC Properties Operating Partnership LP
2.000%, 02/06/2017 (S)	$17,045,000	$17,052,568
4.600%, 02/06/2024 (S)	19,596,000	19,590,944
AXA SA
8.600%, 12/15/2030	1,926,000	2,484,540
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,219,000	7,625,069
Bank of America Corp.
3.300%, 01/11/2023	7,727,000	7,450,536
5.000%, 05/13/2021	19,275,000	21,255,815
5.700%, 01/24/2022	10,600,000	12,163,055
6.875%, 04/25/2018	19,559,000	23,071,601
Bank of America NA
5.300%, 03/15/2017	4,550,000	5,007,771
Barclays Bank PLC
6.050%, 12/04/2017 (S)	24,030,000	26,936,356
10.179%, 06/12/2021 (S)	16,910,000	22,664,980
Barclays Bank PLC (5.926% to 12/15/2016,
then 3 month LIBOR + 1.750%)
12/15/2016 (Q)(S)	9,035,000	9,577,100
BioMed Realty LP
6.125%, 04/15/2020	3,430,000	3,855,347
BNP Paribas SA
2.375%, 09/14/2017	25,750,000	26,378,661
Boston Properties LP
3.700%, 11/15/2018	5,570,000	5,910,121
BPCE SA
1.625%, 02/10/2017	25,551,000	25,515,612
5.700%, 10/22/2023 (S)	18,289,000	19,010,867
Capital One Financial Corp.
4.750%, 07/15/2021	13,840,000	15,164,322
Citigroup, Inc.
3.875%, 10/25/2023	5,284,000	5,247,361
4.500%, 01/14/2022	18,598,000	19,707,873
5.500%, 09/13/2025	11,349,000	12,090,805
6.125%, 08/25/2036	9,070,000	9,922,789
CNA Financial Corp.
7.250%, 11/15/2023	15,148,000	18,606,076
DDR Corp.
7.875%, 09/01/2020	3,311,000	4,113,712
Discover Bank
7.000%, 04/15/2020	10,111,000	11,933,265
8.700%, 11/18/2019	16,725,000	21,027,490
Discover Financial Services
5.200%, 04/27/2022	14,946,000	16,009,363
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	6,800,000	7,140,000
6.125%, 11/30/2019 (S)	8,335,000	8,730,913
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through
5.125%, 11/30/2022 (S)	6,504,476	6,748,394
Fifth Street Finance Corp.
4.875%, 03/01/2019	12,820,000	13,116,988
First Horizon National Corp.
5.375%, 12/15/2015	14,656,000	15,593,603
General Electric Capital Corp.
0.716%, 08/15/2036 (P)	9,945,000	8,251,028
4.375%, 09/16/2020	7,815,000	8,491,255
5.550%, 05/04/2020	21,929,000	25,274,883
5.875%, 01/14/2038	1,455,000	1,715,308

34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month LIBOR + 2.289%)
11/15/2067	$4,564,000	$5,020,400
Genworth Financial, Inc.
7.625%, 09/24/2021	12,770,000	15,732,908
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,445,000	19,720,404
Hartford Financial Services Group, Inc.
6.000%, 01/15/2019	2,608,000	3,020,200
HBOS PLC
6.750%, 05/21/2018 (S)	25,909,000	29,360,416
HCP, Inc.
5.375%, 02/01/2021	6,618,000	7,410,479
5.625%, 05/01/2017	14,955,000	16,758,648
Health Care REIT, Inc.
4.125%, 04/01/2019	10,884,000	11,534,689
4.950%, 01/15/2021	5,433,000	5,903,867
6.125%, 04/15/2020	15,620,000	17,910,236
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,386,000	13,978,926
Highwoods Realty LP
5.850%, 03/15/2017	22,525,000	25,056,269
Host Hotels & Resorts LP
5.875%, 06/15/2019	12,452,000	13,490,235
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	11,770,000	12,224,087
5.750%, 11/16/2020 (S)	9,790,000	10,411,342
ING Bank NV
5.800%, 09/25/2023 (S)	6,130,000	6,538,191
ING US, Inc.
5.500%, 07/15/2022	6,346,000	7,119,260
Jefferies Group LLC
6.875%, 04/15/2021	14,823,000	17,260,509
8.500%, 07/15/2019	8,103,000	9,958,190
JPMorgan Chase & Company
4.250%, 10/15/2020	21,732,000	23,246,155
4.625%, 05/10/2021	24,870,000	27,117,253
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	23,315,000	24,539,038
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	14,557,000	16,449,410
Leucadia National Corp.
5.500%, 10/18/2023	19,111,000	19,913,184
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	18,487,000	19,898,445
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	11,321,000	11,250,244
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR + 2.358%)
05/17/2066	3,900,000	3,997,500
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	5,789,000	6,550,398
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,553,000	8,379,064
Manufacturers & Traders Trust Company
(5.585% to 12/28/2015, then 1 month
LIBOR + 1.215%)
12/28/2020	6,419,000	6,591,158

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	$21,290,000	$22,116,691
MetLife, Inc.
6.400%, 12/15/2036	9,264,000	9,773,520
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	12,665,000	12,722,752
Morgan Stanley
4.100%, 05/22/2023	15,856,000	15,697,424
5.500%, 01/26/2020	13,082,000	14,758,576
5.550%, 04/27/2017	9,110,000	10,164,173
5.750%, 01/25/2021	28,821,000	33,014,744
7.300%, 05/13/2019	24,612,000	29,857,851
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	9,535,000	10,011,750
Nordea Bank AB
1.625%, 05/15/2018 (S)	12,600,000	12,394,948
3.125%, 03/20/2017 (S)	20,188,000	21,204,870
Omega Healthcare Investors, Inc.
4.950%, 04/01/2024 (S)	10,050,000	9,838,066
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	5,377,000	6,136,028
PNC Financial Services Group, Inc.
4.454%, 05/12/2014 (L)(P)(Q)	7,257,000	7,278,771
PNC Financial Services Group, Inc. (4.850%
to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (L)(Q)	8,534,000	8,000,625
Prologis International Funding II
4.875%, 02/15/2020 (S)	5,605,000	5,828,113
Prologis LP
3.350%, 02/01/2021	19,372,000	19,170,376
Prudential Financial, Inc.
5.200%, 03/15/2044 (P)	3,081,000	3,057,893
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	13,063,000	13,634,506
Qwest Corp.
6.750%, 12/01/2021	22,274,000	24,873,977
Rabobank Nederland NV
3.875%, 02/08/2022	26,493,000	27,440,151
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	14,722,000	19,543,455
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	19,666,000	22,675,114
Santander Holdings USA, Inc.
3.450%, 08/27/2018	9,714,000	10,053,009
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	19,380,000	19,563,664
SunTrust Bank
7.250%, 03/15/2018	10,645,000	12,504,671
SunTrust Banks, Inc.
3.500%, 01/20/2017	9,458,000	9,986,551
Swedbank AB
2.125%, 09/29/2017 (S)	13,195,000	13,337,823
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	13,577,000	17,816,201
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	386,965

35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	$9,743,000	$10,814,730
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	33,492,000	37,079,429
5.750%, 01/24/2022	3,019,000	3,423,700
6.250%, 09/01/2017	19,401,000	22,159,104
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,169,000	3,598,976
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	14,444,000	15,985,319
UBS AG
7.625%, 08/17/2022	13,095,000	15,360,710
Union Bank NA
2.625%, 09/26/2018	26,176,000	26,678,684
Unum Group
5.625%, 09/15/2020	4,846,000	5,455,249
7.125%, 09/30/2016	7,149,000	8,123,938
USB Realty Corp.
1.386%, 01/15/2017 (P)(Q)(S)	665,000	611,800
Ventas Realty LP
4.000%, 04/30/2019	9,540,000	10,113,211
4.750%, 06/01/2021	19,490,000	21,008,057
Wachovia Bank NA
5.850%, 02/01/2037	9,200,000	11,069,596
WEA Finance LLC
6.750%, 09/02/2019 (S)	7,718,000	9,280,532
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	22,499,000	25,564,489
WR Berkley Corp.
5.375%, 09/15/2020	7,667,000	8,432,404

		1,630,005,677
Health Care - 1.9%
Aetna, Inc.
1.500%, 11/15/2017	28,445,000	28,391,552
Express Scripts Holding Company
2.650%, 02/15/2017	14,186,000	14,672,920
Medco Health Solutions, Inc.
7.125%, 03/15/2018	17,544,000	20,704,376
Mylan, Inc.
1.350%, 11/29/2016	21,081,000	21,121,433
7.875%, 07/15/2020 (S)	16,151,000	18,106,337
Quest Diagnostics, Inc.
2.700%, 04/01/2019	12,530,000	12,515,315
4.250%, 04/01/2024	10,640,000	10,577,479
WellPoint, Inc.
7.000%, 02/15/2019	18,346,000	21,823,521

		147,912,933
Industrials - 3.3%
Air Lease Corp.
3.375%, 01/15/2019	12,795,000	12,970,931
3.875%, 04/01/2021	6,320,000	6,320,000
4.750%, 03/01/2020	6,332,000	6,711,920
5.625%, 04/01/2017	5,079,000	5,612,295
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	2,119,896	2,448,480
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	9,762,228	10,469,990

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	$18,304,820	$19,174,299
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	4,311,000	4,612,770
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	5,169,114	5,582,643
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	1,978,239	2,096,933
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	3,966,881	4,403,238
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,653,667	15,496,912
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	2,674,445	2,888,401
Continental Airlines 2012-2 Class B Pass
Through Trust
5.500%, 10/29/2020	1,254,000	1,319,835
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	16,822,673	19,766,641
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	2,535,473	2,833,391
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	7,430,875	8,211,117
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	8,416,000	8,731,600
Glencore Funding LLC
4.125%, 05/30/2023 (S)	10,352,000	9,888,396
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,624,000	7,700,400
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	62,252	69,024
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	13,420,000	13,084,500
7.500%, 09/14/2015 (Q)(S)	5,620,000	5,662,150
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	11,979,000	12,172,617
3.750%, 05/11/2017 (S)	23,878,000	25,349,721
Ryder System, Inc.
3.500%, 06/01/2017	16,089,000	16,954,250
Textron, Inc.
5.600%, 12/01/2017	6,933,000	7,674,186
7.250%, 10/01/2019	6,530,000	7,771,333
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	7,206,291	8,287,234
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	4,957,919	5,540,474

		259,805,681
Information Technology - 0.8%
Fiserv, Inc.
4.625%, 10/01/2020	21,632,000	22,745,961

36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Hewlett-Packard Company
3.750%, 12/01/2020	$19,185,000	$19,495,720
Xerox Corp.
5.625%, 12/15/2019	9,428,000	10,686,317
6.750%, 02/01/2017	9,338,000	10,627,746

		63,555,744
Materials - 1.9%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	4,038,000	4,262,549
9.375%, 06/01/2019	10,635,000	13,044,806
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	16,796,000	18,223,660
CF Industries, Inc.
7.125%, 05/01/2020	17,441,000	20,743,471
Georgia-Pacific LLC
7.250%, 06/01/2028	4,586,000	5,772,650
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	6,050,000	5,614,400
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,309,000	10,284,285
International Paper Company
7.950%, 06/15/2018	14,040,000	17,175,750
9.375%, 05/15/2019	5,655,000	7,385,798
Methanex Corp.
5.250%, 03/01/2022	9,303,000	10,074,461
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	6,335,000	6,224,138
Xstrata Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	20,219,000	21,060,272
4.250%, 10/25/2022 (S)	6,337,000	6,180,210

		146,046,450
Telecommunication Services - 2.3%
American Tower Corp.
3.400%, 02/15/2019	6,272,000	6,429,032
4.700%, 03/15/2022	11,794,000	12,324,624
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	29,456,000	31,947,447
6.113%, 01/15/2020 (S)	14,160,000	16,235,644
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	14,377,000	14,036,869
SBA Tower Trust
2.933%, 12/15/2017 (S)	11,375,000	11,522,932
3.598%, 04/15/2018 (S)	10,500,000	10,265,168
5.101%, 04/17/2017 (S)	12,221,000	13,082,849
Telecom Italia Capital SA
6.999%, 06/04/2018	7,525,000	8,531,469
7.200%, 07/18/2036	8,219,000	8,362,833
Telefonica Emisiones SAU
6.421%, 06/20/2016	18,661,000	20,654,443
Verizon Communications, Inc.
4.500%, 09/15/2020	12,508,000	13,589,242
6.550%, 09/15/2043	12,869,000	15,660,737

		182,643,289
Utilities - 1.4%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	2,589,000	2,740,513
Commonwealth Edison Company
2.150%, 01/15/2019	9,743,000	9,701,105
Constellation Energy Group, Inc.
5.150%, 12/01/2020	8,924,000	9,750,175

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	$6,105,000	$6,114,158
Entergy Texas, Inc.
7.125%, 02/01/2019	20,348,000	23,968,031
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	19,032,000	19,222,320
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	5,187,000	5,225,903
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	5,788,000	6,411,362
PNPP II Funding Corp.
9.120%, 05/30/2016	439,000	455,856
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	7,665,000	8,163,225
W3A Funding Corp.
8.090%, 01/02/2017	66,205	66,110
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	16,769,000	17,272,070

		109,090,828

TOTAL CORPORATE BONDS (Cost $3,207,138,499)		$3,299,887,692

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Allfirst Preferred Capital Trust
1.739%, 07/15/2029 (P)	55,000	47,438
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2037 (S)	3,265,000	3,852,700
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	7,470,000	9,785,700
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,626,000	5,042,340
State Street Capital Trust IV
1.233%, 06/15/2037 (P)	20,483,000	16,796,060
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	26,670,000	28,736,925
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	7,350,000	7,882,875

		72,144,038

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $69,566,173)		$72,144,038

37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.5%

COMMERCIAL & RESIDENTIAL - 0.0%
Commercial Mortgage Pass Through
Certificates, Series 2013-CR13, Class C
4.759%, 10/10/2046 (P)	$10,000	$10,151

U.S. GOVERNMENT AGENCY - 5.5%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.304%, 07/25/2022	176,657,338	14,654,963
Series K017, Class X1 IO,
1.444%, 12/25/2021	80,604,130	6,885,930
Series K018, Class X1 IO,
1.454%, 01/25/2022	110,390,743	9,476,825
Series K021, Class X1 IO,
1.511%, 06/25/2022	24,234,540	2,327,631
Series K709, Class X1 IO,
1.542%, 03/25/2019	97,538,632	6,372,394
Series K707, Class X1 IO,
1.555%, 12/25/2018	66,380,100	4,171,923
Series K710, Class X1 IO,
1.782%, 05/25/2019	74,414,875	5,734,261
Series 3833, Class LI IO,
1.933%, 10/15/2040	73,695,756	4,438,180
Series 288, Class IO,
3.000%, 10/15/2027	1,635,637	223,331
Series 4094, Class QA,
3.000%, 11/15/2039	22,887,762	23,441,211
Series 4068, Class BH,
3.000%, 06/15/2040	25,539,580	26,208,308
Series 4060, Class HC,
3.000%, 03/15/2041	16,882,825	17,263,634
Series 4065, Class QA,
3.000%, 08/15/2041	22,814,102	23,036,448
Series 4088, Class CA,
3.000%, 03/15/2042	34,013,162	34,365,708
Series 3956, Class DJ,
3.250%, 10/15/2036	23,664,804	24,625,311
Series 4136, Class IH IO,
3.500%, 09/15/2027	1,350,542	172,901
Series 3972, Class PL IO,
3.500%, 11/15/2031	10,305,119	1,462,212
Series 290, Class IO,
3.500%, 11/15/2032	1,757,209	349,101
Series 4068, Class AP,
3.500%, 06/15/2040	484,635	499,337
Series 4027, Class TA,
3.500%, 07/15/2041	511,365	527,633
Series 3738, Class IC IO,
4.000%, 08/15/2029	6,433,207	675,266
Series 3738, Class MI IO,
4.000%, 09/15/2034	13,391,999	587,078
Series 3908, Class PA,
4.000%, 06/15/2039	11,018,322	11,509,662
Series 3943, Class DI IO,
4.000%, 11/15/2039	36,329,007	5,188,135
Series 3609, Class LI IO,
4.500%, 12/15/2024	12,133,332	901,630
Series 3830, Class NI IO,
4.500%, 01/15/2036	1,199,527	121,820
Series 3747, Class HI IO,
4.500%, 07/15/2037	54,951,769	6,694,818
Series 3699, Class MI IO,
4.500%, 01/15/2038	21,767,990	2,037,294

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3794, Class PI IO,
4.500%, 02/15/2038	$14,414,772	$1,612,129
Series 3714, Class KI IO,
4.500%, 11/15/2039	13,714,581	1,898,557
Series 3927, Class IP IO,
4.500%, 06/15/2040	15,017,400	2,434,795
Series 3947, Class PA,
4.500%, 01/15/2041	14,957,524	16,085,052
Series 3934, Class PI IO,
4.500%, 07/15/2041	21,953,303	4,016,811
Series 4030, Class BI IO,
5.000%, 01/15/2042	18,848,099	3,511,201
Series 4077, Class IK IO,
5.000%, 07/15/2042	25,321,239	5,345,331
Federal National Mortgage Association
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	1,049,968	194,092
Series 2012-67, Class KG,
3.500%, 02/25/2041	10,643,683	10,915,544
Series 2011-146, Class MA,
3.500%, 08/25/2041	23,593,368	24,459,787
Series 2012-98, Class JP,
3.500%, 03/25/2042	18,283,084	18,874,048
Series 2012-120, Class PA,
3.500%, 10/25/2042	26,405,452	27,000,921
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	41,391,607	8,759,884
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	42,633,929	9,270,206
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	4,577,103	384,246
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	1,767,452	37,490
Series 402, Class 4 IO,
4.000%, 10/25/2039	6,708,979	1,366,980
Series 402, Class 3 IO,
4.000%, 11/25/2039	4,910,143	1,023,034
Series 402, Class 7 IO,
4.500%, 11/25/2039	9,446,603	2,008,183
Series 402, Class 8 IO,
4.500%, 11/25/2039	9,375,996	1,703,988
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	11,010,859	1,846,878
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	37,399,754	7,199,382
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	5,527,375	406,006
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	11,398,024	927,935
Series 366, Class 24 IO,
5.000%, 10/01/2035	5,354,517	465,476
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	18,065,287	2,491,667
Series 407, Class 21 IO,
5.000%, 01/25/2039	7,945,717	1,226,841
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	5,542,427	838,858
Series 407, Class 15 IO,
5.000%, 01/25/2040	15,750,917	3,089,412
Series 407, Class 7 IO,
5.000%, 03/25/2041	13,131,678	2,795,678
Series 407, Class 8 IO,
5.000%, 03/25/2041	6,185,561	1,175,876

38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
Series 407, Class C6 IO,
5.500%, 01/25/2040	$28,315,762	$6,058,685
Government National Mortgage Association
Series 2012-114, Class IO,
1.033%, 01/16/2053	58,013,348	5,072,687
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	64,521,538	12,258,124
Series 2013-42, Class IO,
3.500%, 03/20/2043	29,654,961	4,858,343
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	20,603,768	1,655,488
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	6,355,734	537,839
Series 5927, Class AI,
4.500%, 08/01/2041	3,798,514	4,067,229

		431,827,628

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $450,793,831)		$431,837,779

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
PNC Financial Services Group, Inc. (6.135%
to 05/01/2022, then 3 month
LIBOR + 4.067%),
	391,400	10,454,294

TOTAL PREFERRED SECURITIES (Cost $9,785,000)		$10,454,294

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	644,239	6,446,896

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,446,788)		$6,446,896

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.9%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2014 at 0.060% to be
repurchased at $32,422,054 on 04/01/2014,
collateralized by $142,142,200
U.S. Treasury Notes, 1.375% due
09/30/2018 (valued at $33,070,557,
including interest)	$32,422,000	$32,422,000
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $39,914,000 on 04/01/2014,
collateralized by $42,405,000 U.S. Treasury
Notes, 1.375% - 2.265% due 05/31/2020 to
08/15/2020 (valued at $40,716,850,
including interest)	39,914,000	39,914,000

		72,336,000

TOTAL SHORT-TERM INVESTMENTS (Cost $72,336,000)		$72,336,000

Total Investments (Bond Trust) (Cost $7,670,774,036) - 98.8%		$7,734,748,688
Other assets and liabilities, net - 1.2%		92,794,335

TOTAL NET ASSETS - 100.0%		$7,827,543,023

Bond PS Series
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 49.6%
U.S. Government - 33.3%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 04/15/2018	$2,968,678	$3,045,477
U.S. Treasury Bond 3.625%, 02/15/2044	625,000	632,226
U.S. Treasury Notes
0.250%, 12/31/2015	2,950,000	2,946,313
0.625%, 12/15/2016	4,343,100	4,326,813
1.000%, 06/30/2019	6,276,000	6,014,172
1.250%, 10/31/2018 to 11/30/2018	4,404,900	4,332,519
1.375%, 07/31/2018	2,635,700	2,620,669
1.625%, 03/31/2019	12,400,000	12,295,369
1.875%, 06/30/2020	8,622,900	8,496,247
2.750%, 11/15/2023 to 02/15/2024	14,753,900	14,817,835

		59,527,640
U.S. Government Agency - 16.3%
Federal Farm Credit Banks
0.780%, 04/03/2017	265,000	262,250
1.740%, 03/11/2020	910,000	886,429
Federal Home Loan Mortgage Corp.
1.250%, 03/13/2018	789,000	778,067
1.750%, 05/30/2019	439,000	435,174
2.640%, 01/01/2044 (P)	1,240,508	1,272,020
2.646%, 11/01/2041 (P)	213,996	222,365
3.000%, 03/01/2043	315,445	305,501
3.500%, 02/01/2026 to 05/01/2042	881,565	892,569
4.000%, 11/01/2041	1,180,442	1,226,230
4.500%, 10/01/2040 to 03/01/2041	320,547	342,115
5.000%, 04/01/2041	163,524	178,064
5.500%, 10/01/2039	144,483	158,700
6.500%, 12/01/2036 to 09/01/2039	286,217	318,654
Federal National Mortgage Association
1.500%, 05/25/2018	425,000	422,097
1.600%, 01/30/2020	1,080,000	1,037,086
1.916%, 08/01/2042 (P)	566,801	578,105
2.481%, 02/01/2042 (P)	129,920	134,609
2.500%, 03/27/2023	703,000	665,521
2.995%, 02/01/2042 (P)	106,815	110,745
3.000%, 07/01/2027 to 04/01/2043	2,637,784	2,545,190
3.400%, 09/27/2032	480,000	433,108
3.500%, 02/01/2026 to 04/01/2043	1,334,489	1,360,809
3.891%, 02/01/2040 (P)	125,309	133,188
4.000%, 02/01/2026 to 05/01/2042	1,842,644	1,943,614
4.500%, 09/01/2039 to 02/01/2042	4,973,218	5,314,050
5.000%, 04/01/2035 to 09/01/2041	4,637,798	5,062,932
5.500%, 02/01/2035 to 01/01/2039	669,174	739,993
6.000%, 01/01/2037 to 06/01/2040	812,871	903,400
6.500%, 10/01/2037 to 11/01/2037	207,364	231,115
Government National Mortgage Association
4.000%, 05/15/2041	166,334	175,014

		29,068,714

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $88,918,812)		$88,596,354

CORPORATE BONDS - 42.8%
Consumer Discretionary - 3.2%
21st Century Fox America, Inc.
6.150%, 03/01/2037	66,000	76,319
6.400%, 12/15/2035	34,000	40,631
BorgWarner, Inc.
4.625%, 09/15/2020	99,000	104,356
Brinker International, Inc.
2.600%, 05/15/2018	105,000	103,925

39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CBS Corp.
7.875%, 07/30/2030	$457,000	$598,978
Delphi Corp.
5.000%, 02/15/2023	905,000	959,300
DIRECTV Holdings LLC
5.875%, 10/01/2019	382,000	438,190
Ford Motor Credit Company LLC
5.875%, 08/02/2021	1,655,000	1,904,511
8.000%, 12/15/2016	200,000	234,114
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	143,000	158,406
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	467,000	469,132
QVC, Inc.
4.375%, 03/15/2023	97,000	95,603
5.125%, 07/02/2022	62,000	64,327
Time Warner Cable, Inc.
8.250%, 04/01/2019	456,000	568,314

		5,816,106
Consumer Staples - 1.2%
Beam, Inc.
1.750%, 06/15/2018	312,000	303,879
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	422,000	520,921
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	310,000	351,948
Safeway, Inc.
4.750%, 12/01/2021	40,000	40,893
5.000%, 08/15/2019	269,000	277,600
The Kroger Company
6.400%, 08/15/2017	409,000	469,552
Wm Wrigley Jr. Company
1.400%, 10/21/2016 (S)	133,000	133,579

		2,098,372
Energy - 5.3%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	541,000	685,994
Boardwalk Pipelines LP
5.500%, 02/01/2017	66,000	71,383
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	150,000	171,574
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	200,000	180,971
Continental Resources, Inc.
5.000%, 09/15/2022	248,000	260,400
DCP Midstream LLC
9.750%, 03/15/2019 (S)	243,000	309,882
DCP Midstream Operating LP
2.500%, 12/01/2017	347,000	352,802
3.875%, 03/15/2023	71,000	69,382
Ecopetrol SA
4.250%, 09/18/2018	20,000	21,200
Encana Corp.
3.900%, 11/15/2021	291,000	298,664
Energy Transfer Partners LP
5.200%, 02/01/2022	103,000	111,202
9.700%, 03/15/2019	103,000	133,121
Enterprise Products Operating LLC
6.500%, 01/31/2019	992,000	1,173,493
6.650%, 04/15/2018	56,000	65,626

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	$71,000	$79,964
Kerr-McGee Corp.
6.950%, 07/01/2024	589,000	714,314
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	101,000	127,436
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	580,000	564,195
Northwest Pipeline LLC
6.050%, 06/15/2018	709,000	814,071
ONEOK Partners LP
3.200%, 09/15/2018	335,000	345,601
Petrobras International Finance Company
5.375%, 01/27/2021	275,000	278,142
Petrohawk Energy Corp.
6.250%, 06/01/2019	216,000	234,900
Petroleos Mexicanos
4.875%, 01/24/2022	224,000	234,080
Plains Exploration & Production Company
6.750%, 02/01/2022	646,000	713,830
6.875%, 02/15/2023	36,000	40,050
Rowan Companies, Inc.
4.875%, 06/01/2022	187,000	193,478
Suncor Energy, Inc.
6.100%, 06/01/2018	299,000	345,438
TransCanada PipeLines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	233,000	241,388
Williams Partners LP
5.250%, 03/15/2020	522,000	574,946

		9,407,527
Financials - 22.5%
Aflac, Inc.
8.500%, 05/15/2019	334,000	429,398
American International Group, Inc.
4.125%, 02/15/2024	349,000	356,442
8.250%, 08/15/2018	566,000	707,671
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	157,000	206,259
ARC Properties Operating Partnership LP
2.000%, 02/06/2017 (S)	590,000	590,262
4.600%, 02/06/2024 (S)	594,000	593,847
AXA SA
8.600%, 12/15/2030	94,000	121,260
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	131,000	138,369
Bank of America Corp.
3.300%, 01/11/2023	243,000	234,306
5.000%, 05/13/2021	635,000	700,256
5.700%, 01/24/2022	410,000	470,458
6.875%, 04/25/2018	586,000	691,240
Bank of America NA
5.300%, 03/15/2017	300,000	330,183
Barclays Bank PLC
6.050%, 12/04/2017 (S)	730,000	818,291
10.179%, 06/12/2021 (S)	525,000	703,673
Barclays Bank PLC (5.926% to 12/15/2016,
then 3 month LIBOR + 1.750%)
12/15/2016 (Q)(S)	330,000	349,800

40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BioMed Realty LP
6.125%, 04/15/2020	$20,000	$22,480
BNP Paribas SA
2.375%, 09/14/2017	805,000	824,653
Boston Properties LP
3.700%, 11/15/2018	70,000	74,274
BPCE SA
1.625%, 02/10/2017	829,000	827,852
5.700%, 10/22/2023 (S)	556,000	577,945
Capital One Financial Corp.
4.750%, 07/15/2021	430,000	471,146
Citigroup, Inc.
3.875%, 10/25/2023	236,000	234,364
4.500%, 01/14/2022	557,000	590,240
5.500%, 09/13/2025	326,000	347,308
6.125%, 08/25/2036	330,000	361,028
CNA Financial Corp.
7.250%, 11/15/2023	155,000	190,384
DDR Corp.
7.875%, 09/01/2020	34,000	42,243
Discover Bank
7.000%, 04/15/2020	250,000	295,057
8.700%, 11/18/2019	250,000	314,312
Discover Financial Services
5.200%, 04/27/2022	289,000	309,561
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	200,000	210,000
6.125%, 11/30/2019 (S)	200,000	209,500
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through
5.125%, 11/30/2022 (S)	197,105	204,497
First Horizon National Corp.
5.375%, 12/15/2015	166,000	176,620
General Electric Capital Corp.
4.375%, 09/16/2020	320,000	347,691
5.550%, 05/04/2020	706,000	813,720
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month LIBOR + 2.289%)
11/15/2067	51,000	56,100
Genworth Financial, Inc.
7.625%, 09/24/2021	285,000	351,126
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	255,000	288,260
Hartford Financial Services Group, Inc.
6.000%, 01/15/2019	23,000	26,635
HBOS PLC
6.750%, 05/21/2018 (S)	719,000	814,780
HCP, Inc.
5.375%, 02/01/2021	157,000	175,800
5.625%, 05/01/2017	170,000	190,503
Health Care REIT, Inc.
4.125%, 04/01/2019	196,000	207,718
4.950%, 01/15/2021	42,000	45,640
6.125%, 04/15/2020	215,000	246,524
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	159,000	179,449
Highwoods Realty LP
5.850%, 03/15/2017	325,000	361,522
Host Hotels & Resorts LP
5.875%, 06/15/2019	227,000	245,927
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	220,000	228,488

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ICICI Bank, Ltd. (continued)
5.750%, 11/16/2020 (S)	$100,000	$106,347
ING Bank NV
5.800%, 09/25/2023 (S)	200,000	213,318
ING US, Inc.
5.500%, 07/15/2022	99,000	111,063
Jefferies Group LLC
6.875%, 04/15/2021	502,000	584,549
8.500%, 07/15/2019	287,000	352,709
JPMorgan Chase & Company
4.250%, 10/15/2020	653,000	698,497
4.625%, 05/10/2021	730,000	795,963
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	530,000	557,825
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	518,000	585,340
Leucadia National Corp.
5.500%, 10/18/2023	554,000	577,254
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	287,000	308,912
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR + 2.040%)
04/20/2067	349,000	346,819
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR + 2.358%)
05/17/2066	135,000	138,375
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	206,000	233,094
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	212,000	235,186
Manufacturers & Traders Trust Company
5.585%, 12/28/2020 (P)	98,000	100,628
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	320,000	332,426
MetLife, Inc.
6.400%, 12/15/2036	181,000	190,955
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	285,000	286,300
Morgan Stanley
4.100%, 05/22/2023	474,000	469,260
5.500%, 01/26/2020	358,000	403,881
5.550%, 04/27/2017	310,000	345,872
5.750%, 01/25/2021	849,000	972,538
7.300%, 05/13/2019	763,000	925,627
Nordea Bank AB
1.625%, 05/15/2018 (S)	360,000	354,141
3.125%, 03/20/2017 (S)	317,000	332,967
Omega Healthcare Investors, Inc.
4.950%, 04/01/2024 (S)	225,000	220,255
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	58,000	66,187
Prologis LP
3.350%, 02/01/2021	288,000	285,003
Prudential Financial, Inc.
5.200%, 03/15/2044 (P)	34,000	33,745
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month LIBOR + 4.175%)
09/15/2042	447,000	466,556

41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Qwest Corp.
6.750%, 12/01/2021	$306,000	$341,718
Rabobank Nederland NV
3.875%, 02/08/2022	812,000	841,030
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	445,000	590,738
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	604,000	696,419
Santander Holdings USA, Inc.
3.450%, 08/27/2018	176,000	182,142
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	315,000	317,985
SunTrust Banks, Inc.
3.500%, 01/20/2017	217,000	229,127
7.250%, 03/15/2018	290,000	340,663
Swedbank AB
2.125%, 09/29/2017 (S)	465,000	470,033
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	248,000	325,434
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	187,000	207,570
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	963,000	1,066,150
5.750%, 01/24/2022	36,000	40,826
6.250%, 09/01/2017	604,000	689,866
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	6,000	6,814
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	196,000	216,915
The PNC Financial Services Group, Inc.
4.454%, 05/19/2014 (P)(Q)	83,000	83,249
The PNC Financial Services Group, Inc.
(4.850% to 06/012023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	96,000	90,000
UBS AG
7.625%, 08/17/2022	400,000	469,208
Union Bank NA
2.625%, 09/26/2018	804,000	819,440
Unum Group
5.625%, 09/15/2020	51,000	57,412
7.125%, 09/30/2016	94,000	106,819
Ventas Realty LP
4.000%, 04/30/2019	125,000	132,511
4.750%, 06/01/2021	553,000	596,073
Wachovia Bank NA
5.850%, 02/01/2037	250,000	300,804
WEA Finance LLC
6.750%, 09/02/2019 (S)	142,000	170,748
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	609,000	691,976
WR Berkley Corp.
5.375%, 09/15/2020	83,000	91,286

		40,109,610
Health Care - 2.3%
Aetna, Inc.
1.500%, 11/15/2017	855,000	853,393

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts Holding Company
2.650%, 02/15/2017	$454,000	$469,583
Medco Health Solutions, Inc.
7.125%, 03/15/2018	581,000	685,661
Mylan, Inc.
1.350%, 11/29/2016	589,000	590,130
7.875%, 07/15/2020 (S)	524,000	587,439
Quest Diagnostics, Inc.
2.700%, 04/01/2019	280,000	279,672
4.250%, 04/01/2024	240,000	238,590
WellPoint, Inc.
7.000%, 02/15/2019	304,000	361,624

		4,066,092
Industrials - 2.5%
Air Lease Corp.
3.375%, 01/15/2019	230,000	233,163
3.875%, 04/01/2021	135,000	135,000
4.750%, 03/01/2020	73,000	77,380
5.625%, 04/01/2017	56,000	61,880
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	194,080	208,151
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	337,960	354,013
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	49,000	52,430
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	26,838	28,985
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	41,840	46,442
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	208,972	237,183
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	10,326	11,152
Continental Airlines 2012-2 Class B Pass
Through Trust
5.500%, 10/29/2020	746,000	785,165
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	286,266	336,362
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	19,903	22,241
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	63,310	69,957
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	187,000	194,013
Glencore Funding LLC
4.125%, 05/30/2023 (S)	368,000	351,519
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	96,000	111,600
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	200,000	195,000
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	226,000	229,653
3.750%, 05/11/2017 (S)	297,000	315,306

42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Ryder System, Inc.
3.500%, 06/01/2017	$183,000	$192,842
Textron, Inc.
5.600%, 12/01/2017	56,000	61,987
7.250%, 10/01/2019	55,000	65,455
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	122,599	140,989
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	36,498	40,786

		4,558,654
Information Technology - 0.8%
Fiserv, Inc.
4.625%, 10/01/2020	248,000	260,771
Hewlett-Packard Company
3.750%, 12/01/2020	580,000	589,394
Xerox Corp.
5.625%, 12/15/2019	307,000	347,974
6.750%, 02/01/2017	176,000	200,309

		1,398,448
Materials - 2.0%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	112,000	118,228
9.375%, 06/01/2019	120,000	147,191
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	539,000	584,815
CF Industries, Inc.
7.125%, 05/01/2020	254,000	302,095
Georgia-Pacific LLC
7.250%, 06/01/2028	99,000	124,617
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	200,000	185,600
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	151,000	166,820
International Paper Company
7.950%, 06/15/2018	473,000	578,642
9.375%, 05/15/2019	130,000	169,788
Methanex Corp.
5.250%, 03/01/2022	107,000	115,873
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	210,000	206,325
Xstrata Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	676,000	704,127
4.250%, 10/25/2022 (S)	238,000	232,111

		3,636,232
Telecommunication Services - 2.1%
American Tower Corp.
3.400%, 02/15/2019	163,000	167,081
4.700%, 03/15/2022	446,000	466,066
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	474,000	514,092
6.113%, 01/15/2020 (S)	217,000	248,809
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	163,000	159,144
SBA Tower Trust
2.933%, 12/15/2017 (S)	255,000	258,316
3.598%, 04/15/2018 (S)	120,000	117,316
5.101%, 04/17/2017 (S)	142,000	152,014
Telecom Italia Capital SA
6.999%, 06/04/2018	105,000	119,044
7.200%, 07/18/2036	56,000	56,980

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telefonica Emisiones SAU
6.421%, 06/20/2016	$529,000	$585,510
Verizon Communications, Inc.
4.500%, 09/15/2020	432,000	469,344
6.550%, 09/15/2043	386,000	469,737

		3,783,453
Utilities - 0.9%
Commonwealth Edison Company
2.150%, 01/15/2019	187,000	186,196
Constellation Energy Group, Inc.
5.150%, 12/01/2020	96,000	104,888
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	235,000	235,353
Entergy Texas, Inc.
7.125%, 02/01/2019	302,000	355,728
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	198,000	199,980
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	58,000	58,435
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	112,000	124,062
PNPP II Funding Corp.
9.120%, 05/30/2016	18,000	18,691
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	55,000	58,575
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	261,000	268,830

		1,610,738

TOTAL CORPORATE BONDS (Cost $76,174,649)		$76,485,232

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	265,000	347,150
State Street Capital Trust IV
1.233%, 06/15/2037 (P)	332,000	272,240
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	109,000	118,810
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	575,000	619,563

		1,357,763

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,327,571)		$1,357,763

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.2%
U.S. Government Agency - 3.2%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.304%, 07/25/2022	1,869,830	155,116

43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K017, Class X1 IO,
1.444%, 12/25/2021	$714,852	$61,069
Series K018, Class X1 IO,
1.454%, 01/25/2022	812,619	69,762
Series K021, Class X1 IO,
1.511%, 06/25/2022	247,664	23,787
Series K709, Class X1 IO,
1.542%, 03/25/2019	796,417	52,032
Series K707, Class X1 IO,
1.555%, 12/25/2018	510,339	32,074
Series K710, Class X1 IO,
1.782%, 05/25/2019	650,625	50,136
Series 288, Class IO,
3.000%, 10/15/2027	972,193	132,744
Series 4094, Class QA,
3.000%, 11/15/2039	326,201	334,089
Series 4068, Class BH,
3.000%, 06/15/2040	181,439	186,190
Series 4060, Class HC,
3.000%, 03/15/2041	265,914	271,912
Series 4065, Class QA,
3.000%, 08/15/2041	184,074	185,868
Series 4088, Class CA,
3.000%, 03/15/2042	447,478	452,116
Series 3956, Class DJ,
3.250%, 10/15/2036	383,490	399,055
Series 4136, Class IH IO,
3.500%, 09/15/2027	802,738	102,769
Series 3972, Class PL IO,
3.500%, 11/15/2031	673,872	95,617
Series 290, Class IO,
3.500%, 11/15/2032	1,044,453	207,499
Series 4068, Class AP,
3.500%, 06/15/2040	288,058	296,797
Series 4027, Class TA,
3.500%, 07/15/2041	303,946	313,616
Series 3908, Class PA,
4.000%, 06/15/2039	70,121	73,247
Series 3943, Class DI IO,
4.000%, 11/15/2039	574,219	82,004
Series 3830, Class NI IO,
4.500%, 01/15/2036	712,977	72,408
Series 3927, Class IP IO,
4.500%, 06/15/2040	263,674	42,750
Series 3947, Class PA,
4.500%, 01/15/2041	145,868	156,864
Series 3934, Class PI IO,
4.500%, 07/15/2041	280,434	51,311
Series 4030, Class BI IO,
5.000%, 01/15/2042	141,643	26,387
Series 4077, Class IK IO,
5.000%, 07/15/2042	254,030	53,626
Federal National Mortgage Association
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	624,082	115,365
Series 2012-67, Class KG,
3.500%, 02/25/2041	87,085	89,309
Series 2011-146, Class MA,
3.500%, 08/25/2041	307,543	318,837
Series 2012-98, Class JP,
3.500%, 03/25/2042	286,763	296,032

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-120, Class PA,
3.500%, 10/25/2042	$266,879	$272,898
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	520,829	110,225
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	429,003	93,281
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	50,743	4,260
Series 2011-73, Class PL IO,
4.500%, 05/25/2041	259,292	43,492
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	290,884	55,995
Series 407, Class C6 IO,
5.500%, 01/25/2040	449,362	96,149
Government National Mortgage Association
Series 2012-114, Class IO,
1.032%, 01/16/2053	599,921	52,457
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	699,680	132,929
Series 2013-42, Class IO,
3.500%, 03/20/2043	333,804	54,687

		5,716,761

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $5,730,964)		$5,716,761

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreement - 2.2%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2014 at 0.060% to be
repurchased at $2,136,004 on 04/01/2014,
collateralized by $2,180,900 Treasury Bill,
0.000% due 02/05/2015 (valued at
$2,178,809, including interest)	2,136,000	2,136,000
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $1,736,000 on 04/01/2014,
collateralized by $1,845,000 U.S. Treasury
Notes, 1.375% due 05/31/2020 (valued at
$1,771,200, including interest)	1,736,000	1,736,000

		3,872,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,872,000)		$3,872,000

Total Investments (Bond PS Series)
(Cost $176,023,996) - 98.6%		$176,028,110
Other assets and liabilities, net - 1.4%		2,578,372

TOTAL NET ASSETS - 100.0%		$178,606,482

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 27.7%
Automobiles - 1.0%
Tesla Motors, Inc. (I)(L)	55,627	$11,595,448

44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 4.4%
Chipotle Mexican Grill, Inc. (I)	18,829	$10,695,813
Dunkin’ Brands Group, Inc. (L)	234,630	11,773,733
Las Vegas Sands Corp.	93,860	7,582,011
Marriott International, Inc., Class A	87,786	4,917,772
Starbucks Corp.	174,545	12,808,112

		47,777,441
Internet & Catalog Retail - 7.1%
Amazon.com, Inc. (I)	100,050	33,668,826
Netflix, Inc. (I)	36,291	12,775,521
The Priceline Group, Inc. (I)	21,432	25,544,586
TripAdvisor, Inc. (I)	59,234	5,366,008

		77,354,941
Media - 4.2%
Discovery Communications, Inc., Class A (I)	153,753	12,715,373
The Walt Disney Company	271,034	21,701,692
Twenty-First Century Fox, Inc., Class A	348,257	11,133,776

		45,550,841
Specialty Retail - 4.6%
Inditex SA	126,257	18,942,235
O’Reilly Automotive, Inc. (I)	40,939	6,074,938
The TJX Companies, Inc.	335,935	20,374,458
Tiffany & Company	61,045	5,259,027

		50,650,658
Textiles, Apparel & Luxury Goods - 6.4%
Luxottica Group SpA	218,378	12,618,070
Michael Kors Holdings, Ltd. (I)	134,136	12,510,865
NIKE, Inc., Class B	290,615	21,464,824
The Swatch Group AG, ADR (L)	341,127	10,677,275
Under Armour, Inc., Class A (I)	112,296	12,873,613

		70,144,647

		303,073,976
Consumer Staples - 5.7%
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	161,891	18,079,987
Sprouts Farmers Market, Inc. (I)(L)	86,103	3,102,291
Whole Foods Market, Inc.	275,607	13,976,031

		35,158,309
Food Products - 1.8%
Mead Johnson Nutrition Company	89,303	7,424,651
Mondelez International, Inc., Class A	334,823	11,568,135

		18,992,786
Personal Products - 0.7%
The Estee Lauder Companies, Inc., Class A	116,942	7,821,081

		61,972,176
Energy - 3.9%
Energy Equipment & Services - 1.3%
Schlumberger, Ltd.	143,152	13,957,320
Oil, Gas & Consumable Fuels - 2.6%
Concho Resources, Inc. (I)	114,846	14,068,635
EOG Resources, Inc.	72,929	14,306,482

		28,375,117

		42,332,437
Financials - 2.0%
Capital Markets - 2.0%
Morgan Stanley	345,576	10,771,604

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc.	72,108	$11,814,897

		22,586,501

		22,586,501
Health Care - 20.9%
Biotechnology - 8.8%
Alexion Pharmaceuticals, Inc. (I)	113,539	17,272,688
Biogen Idec, Inc. (I)	93,847	28,704,982
Celgene Corp. (I)	95,777	13,370,469
Gilead Sciences, Inc. (I)	249,267	17,663,060
Incyte Corp. Ltd. (I)	67,478	3,611,423
Intercept Pharmaceuticals, Inc. (I)	12,665	4,176,790
Vertex Pharmaceuticals, Inc. (I)	165,355	11,693,906

		96,493,318
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	432,138	16,641,634
Health Care Providers & Services - 1.0%
Express Scripts Holding Company (I)	144,768	10,870,629
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (I)(L)	114,473	17,017,556
Pharmaceuticals - 8.0%
Allergan, Inc.	159,127	19,747,661
Bristol-Myers Squibb Company	418,882	21,760,920
Merck & Company, Inc.	298,024	16,918,822
Novo Nordisk A/S, ADR (L)	458,914	20,949,424
Perrigo Company PLC	55,791	8,628,636

		88,005,463

		229,028,600
Industrials - 7.7%
Aerospace & Defense - 5.1%
Precision Castparts Corp.	79,959	20,210,437
The Boeing Company	146,390	18,370,481
United Technologies Corp.	145,064	16,949,278

		55,530,196
Road & Rail - 2.6%
Canadian Pacific Railway, Ltd.	86,408	12,998,355
Union Pacific Corp.	83,322	15,636,207

		28,634,562

		84,164,758
Information Technology - 27.6%
Internet Software & Services - 9.0%
Facebook, Inc., Class A (I)	437,354	26,346,205
Google, Inc., Class A (I)	42,696	47,585,119
LinkedIn Corp., Class A (I)	85,977	15,900,586
Pandora Media, Inc. (I)	123,293	3,738,244
Twitter, Inc. (I)(L)	96,262	4,492,548

		98,062,702
IT Services - 6.6%
Accenture PLC, Class A	38,985	3,107,884
FleetCor Technologies, Inc. (I)	38,399	4,419,725
MasterCard, Inc., Class A	520,916	38,912,425
Visa, Inc., Class A	119,055	25,699,212

		72,139,246
Semiconductors & Semiconductor Equipment - 0.8%
ARM Holdings PLC, ADR	181,156	9,233,521

45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 8.1%
Adobe Systems, Inc. (I)	177,499	$11,668,784
FireEye, Inc. (I)(L)	87,957	5,415,512
Red Hat, Inc. (I)	246,754	13,073,027
Salesforce.com, Inc. (I)	333,684	19,050,020
Splunk, Inc. (I)	165,584	11,837,600
Tableau Software, Inc., Class A (I)	32,983	2,509,347
VMware, Inc., Class A (I)(L)	148,876	16,081,586
Workday, Inc., Class A (I)	98,778	9,031,273

		88,667,149
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	62,415	33,500,627

		301,603,245
Materials - 2.1%
Chemicals - 2.1%
Monsanto Company	198,770	22,614,063
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
American Tower Corp.	158,136	12,946,594

TOTAL COMMON STOCKS (Cost $742,230,296)		$1,080,322,350

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	6,048,487	60,527,211

TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,526,444)		$60,527,211

Total Investments (Capital Appreciation Trust)
(Cost $802,756,740) - 104.3%		$1,140,849,561
Other assets and liabilities, net - (4.3%)		(46,989,670)

TOTAL NET ASSETS - 100.0%		$1,093,859,891

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 64.2%
Consumer Discretionary - 9.5%
Auto Components - 3.0%
Delphi Automotive PLC	57,900	$3,929,085
Johnson Controls, Inc.	60,800	2,877,056
TRW Automotive Holdings Corp. (I)	46,400	3,787,168

		10,593,309
Media - 1.5%
Liberty Global PLC, Class A (I)	14,600	607,360
Liberty Global PLC, Series C (I)	24,200	985,182
Twenty-First Century Fox, Inc., Class A	12,600	402,822
Twenty-First Century Fox, Inc., Class B	104,500	3,252,040

		5,247,404
Multiline Retail - 0.9%
Dollar Tree, Inc. (I)	65,200	3,402,136
Specialty Retail - 4.1%
AutoZone, Inc. (I)	15,000	8,056,500
L Brands, Inc.	6,100	346,297
Lowe’s Companies, Inc.	49,700	2,430,330

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (I)	26,300	$3,902,657

		14,735,784

		33,978,633
Consumer Staples - 6.8%
Beverages - 1.2%
PepsiCo, Inc.	52,100	4,350,350
Food & Staples Retailing - 0.2%
CVS Caremark Corp.	10,200	763,572
Food Products - 3.0%
General Mills, Inc.	53,400	2,767,188
Mondelez International, Inc., Class A	103,100	3,562,105
Nestle SA	56,405	4,245,581

		10,574,874
Household Products - 1.0%
The Procter & Gamble Company	46,137	3,718,642
Personal Products - 0.2%
Avon Products, Inc.	38,900	569,496
Tobacco - 1.2%
Philip Morris International, Inc.	53,300	4,363,671

		24,340,605
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.	11,600	983,216
Apache Corp.	33,400	2,770,530
Concho Resources, Inc. (I)	9,900	1,212,750
Pioneer Natural Resources Company	7,100	1,328,694
Range Resources Corp.	19,217	1,594,434
WPX Energy, Inc. (I)	6,500	117,195

		8,006,819

		8,006,819
Financials - 12.3%
Banks - 2.1%
JPMorgan Chase & Company	56,100	3,405,831
M&T Bank Corp. (L)	7,500	909,750
The PNC Financial Services Group, Inc.	14,800	1,287,600
U.S. Bancorp	45,700	1,958,702

		7,561,883
Capital Markets - 4.9%
Invesco, Ltd.	87,000	3,219,000
State Street Corp.	98,400	6,843,720
TD Ameritrade Holding Corp.	217,100	7,370,545

		17,433,265
Insurance - 3.4%
Marsh & McLennan Companies, Inc.	180,700	8,908,510
XL Group PLC	103,837	3,244,906

		12,153,416
Real Estate Investment Trusts - 1.9%
Crown Castle International Corp.	75,700	5,585,146
Simon Property Group, Inc.	7,100	1,164,400

		6,749,546

		43,898,110
Health Care - 9.8%
Health Care Equipment & Supplies - 0.4%
DENTSPLY International, Inc.	29,600	1,362,784

46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 3.6%
DaVita HealthCare Partners, Inc. (I)	23,600	$1,624,860
Henry Schein, Inc. (I)	13,057	1,558,614
Humana, Inc.	8,100	913,032
UnitedHealth Group, Inc.	106,300	8,715,537

		12,812,043
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	43,100	5,182,344
Pharmaceuticals - 4.3%
Allergan, Inc.	44,400	5,510,040
Perrigo Company PLC	9,100	1,407,406
Pfizer, Inc.	180,484	5,797,146
Zoetis, Inc.	95,191	2,754,828

		15,469,420

		34,826,591
Industrials - 8.9%
Aerospace & Defense - 3.6%
The Boeing Company	21,200	2,660,388
United Technologies Corp.	87,200	10,188,448

		12,848,836
Commercial Services & Supplies - 1.4%
Iron Mountain, Inc.	71,400	1,968,498
Tyco International, Ltd.	73,800	3,129,120

		5,097,618
Electrical Equipment - 0.5%
Roper Industries, Inc.	11,600	1,548,716
Industrial Conglomerates - 3.4%
Danaher Corp.	160,700	12,052,500

		31,547,670
Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	24,500	1,475,145
Internet Software & Services - 1.0%
Google, Inc., Class A (I)	3,100	3,454,981
IT Services - 2.6%
Fiserv, Inc. (I)	137,100	7,772,199
International Business Machines Corp.	8,700	1,674,663

		9,446,862
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductor NV (I)	52,100	3,064,001
Texas Instruments, Inc.	105,600	4,979,040

		8,043,041
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology PLC	13,100	735,696
Western Digital Corp.	10,000	918,200

		1,653,896

		24,073,925
Materials - 0.4%
Chemicals - 0.4%
Airgas, Inc.	8,600	915,986
Cytec Industries, Inc.	4,500	439,245

		1,355,231

		1,355,231

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.4%
American Tower Corp.	60,100	$4,920,387
Wireless Telecommunication Services - 0.5%
SBA Communications Corp., Class A (I)	21,600	1,964,736

		6,885,123
Utilities - 5.6%
Electric Utilities - 3.4%
Edison International	32,400	1,834,164
Entergy Corp.	58,400	3,904,040
Xcel Energy, Inc.	215,200	6,533,472

		12,271,676
Multi-Utilities - 2.2%
PG&E Corp.	178,300	7,702,560

		19,974,236

TOTAL COMMON STOCKS (Cost $181,516,750)		$228,886,943

PREFERRED SECURITIES - 0.5%
Financials - 0.2%
Banks - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	411,750
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	397,600

		809,350

		809,350
Utilities - 0.3%
Electric Utilities - 0.3%
SCE Trust I, 5.625%	15,000	341,100
SCE Trust II, 5.100%	1,920	39,475
SCE Trust III, 5.750%	19,195	491,392

		871,967

		871,967

TOTAL PREFERRED SECURITIES (Cost $1,621,631)		$1,681,317

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 5.6%
U.S. Government - 5.6%
U.S. Treasury Notes
2.500%, 08/15/2023	$6,775,000	$6,679,195
2.750%, 11/15/2023	13,325,000	13,386,415

		20,065,610

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $19,613,181)		$20,065,610

CORPORATE BONDS - 16.5%
Consumer Discretionary - 3.4%
American Honda Finance Corp.
0.337%, 11/13/2014 (P)(S)	$200,000	$200,130
Cedar Fair LP
5.250%, 03/15/2021	150,000	151,875
9.125%, 08/01/2018	250,000	266,950
Daimler Finance North America LLC
1.098%, 08/01/2018 (P)(S)	235,000	237,501
Delphi Corp.
5.000%, 02/15/2023	75,000	79,500
6.125%, 05/15/2021	350,000	389,375

47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Dollar General Corp.
1.875%, 04/15/2018	$385,000	$378,366
4.125%, 07/15/2017	225,000	240,683
Ford Motor Credit Company LLC
1.487%, 05/09/2016 (P)	410,000	416,852
2.375%, 03/12/2019	575,000	570,749
2.500%, 01/15/2016	380,000	390,210
2.750%, 05/15/2015	400,000	408,174
3.875%, 01/15/2015	890,000	911,276
6.625%, 08/15/2017	200,000	231,072
8.000%, 06/01/2014	500,000	506,098
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	1,025,000	1,067,188
6.625%, 04/01/2021	100,000	112,375
6.900%, 07/15/2017	125,000	142,969
7.000%, 05/01/2020	125,000	142,500
8.500%, 06/15/2019	125,000	151,250
Lamar Media Corp.
5.000%, 05/01/2023	125,000	125,000
Toyota Motor Credit Corp.
0.316%, 08/22/2014 (P)	450,000	450,087
0.385%, 03/10/2015 (P)	400,000	400,485
0.407%, 01/23/2015 (P)	285,000	285,331
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)	125,000	128,438
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	500,000	510,000
7.500%, 03/15/2019 (S)	380,000	568,005
7.500%, 03/15/2019 (S)	575,000	623,875
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	150,000	153,375
6.750%, 09/15/2022 (S)	949,000	1,049,831
6.875%, 05/15/2019 (S)	475,000	510,625
7.875%, 11/01/2020 (S)	200,000	221,000

		12,021,145
Consumer Staples - 1.0%
B&G Foods, Inc.
4.625%, 06/01/2021	200,000	197,750
Campbell Soup Company
0.538%, 08/01/2014 (P)	460,000	460,380
General Mills, Inc.
0.536%, 01/29/2016 (P)	350,000	350,335
0.875%, 01/29/2016	90,000	90,079
Heineken NV
0.800%, 10/01/2015 (S)	160,000	160,247
Rite Aid Corp.
8.000%, 08/15/2020	475,000	527,250
SABMiller Holdings, Inc.
0.928%, 08/01/2018 (P)(S)	430,000	433,306
2.200%, 08/01/2018 (S)	300,000	299,689
The Procter & Gamble Company
3.100%, 08/15/2023	1,000,000	987,741

		3,506,777
Energy - 4.5%
Antero Resources Finance Corp.
5.375%, 11/01/2021 (S)	600,000	609,000
6.000%, 12/01/2020	300,000	319,125
7.250%, 08/01/2019	32,000	34,160
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,300,000	1,353,438
6.500%, 01/15/2022	125,000	136,250
7.000%, 01/15/2021	325,000	358,313

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
4.150%, 10/01/2020	$275,000	$283,894
4.900%, 02/01/2024	345,000	359,109
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,660,153
6.500%, 04/01/2018	315,000	353,751
8.125%, 06/01/2019	483,000	589,525
Laredo Petroleum, Inc.
5.625%, 01/15/2022 (S)	200,000	202,500
7.375%, 05/01/2022	100,000	111,000
9.500%, 02/15/2019	275,000	303,531
MarkWest Energy Partners LP
4.500%, 07/15/2023	1,025,000	986,563
5.500%, 02/15/2023	1,255,000	1,289,513
6.250%, 06/15/2022	900,000	972,000
6.500%, 08/15/2021	525,000	567,000
6.750%, 11/01/2020	125,000	135,313
ONEOK Partners LP
2.000%, 10/01/2017	140,000	140,644
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	2,675,000	2,719,500
5.750%, 06/01/2021	310,000	332,088
6.750%, 08/01/2020	175,000	189,000
8.000%, 05/15/2019	825,000	863,156
SM Energy Company
6.500%, 01/01/2023	225,000	240,188
Spectra Energy Partners LP
4.750%, 03/15/2024	355,000	374,120
Targa Resources Partners LP
4.250%, 11/15/2023 (S)	525,000	486,938
5.250%, 05/01/2023	25,000	24,750

		15,994,522
Financials - 1.5%
CBRE Services, Inc.
5.000%, 03/15/2023	75,000	75,094
6.625%, 10/15/2020	125,000	133,438
Crown Castle International Corp.
5.250%, 01/15/2023	225,000	228,656
7.125%, 11/01/2019	475,000	505,281
E*TRADE Financial Corp.
6.000%, 11/15/2017	925,000	972,406
6.375%, 11/15/2019	525,000	570,938
6.750%, 06/01/2016	1,025,000	1,109,563
KFW
0.500%, 04/19/2016	832,000	831,734
Legg Mason, Inc.
5.500%, 05/21/2019	860,000	950,133

		5,377,243
Health Care - 0.2%
Baxter International, Inc.
0.406%, 12/11/2014 (P)	420,000	420,463
Zoetis, Inc.
1.150%, 02/01/2016	115,000	115,465
1.875%, 02/01/2018	85,000	84,439

		620,367
Industrials - 2.4%
Actuant Corp.
5.625%, 06/15/2022	25,000	26,063
Burlington Northern Santa Fe LLC
3.750%, 04/01/2024	85,000	85,258
3.850%, 09/01/2023	750,000	760,277

48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	$205,000	$205,564
1.250%, 11/06/2017	250,000	248,139
CNH Capital LLC
3.625%, 04/15/2018	450,000	457,875
3.875%, 11/01/2015	125,000	128,438
6.250%, 11/01/2016	225,000	246,656
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	244,118	279,515
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	144,563	169,139
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	585,234	598,402
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	159,147	186,202
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	114,415	126,429
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	125,000	120,781
International Lease Finance Corp.
2.183%, 06/15/2016 (P)	265,000	266,988
John Deere Capital Corp.
0.312%, 01/12/2015 (P)	700,000	700,442
0.339%, 10/08/2014 (P)	555,000	555,329
0.700%, 09/04/2015	310,000	311,068
PACCAR Financial Corp.
0.365%, 05/05/2015 (P)	160,000	160,191
0.507%, 02/08/2016 (P)	35,000	35,092
0.750%, 05/16/2016	150,000	150,075
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	200,000	227,000
8.500%, 02/15/2019 (S)	200,000	223,250
United Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	193,800
United Technologies Corp.
0.736%, 06/01/2015 (P)	900,000	904,828
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	444,460	502,240
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	55,877	61,325
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	24,914	26,098
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	74,707	80,684
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	250,000	251,875
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	75,000	75,938
Xylem, Inc.
3.550%, 09/20/2016	150,000	158,134

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Xylem, Inc. (continued)
4.875%, 10/01/2021	$60,000	$63,880

		8,586,975
Information Technology - 0.4%
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)	1,075,000	1,132,125
Xilinx, Inc.
3.000%, 03/15/2021	350,000	347,117

		1,479,242
Materials - 0.2%
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	480,000	705,577
Telecommunication Services - 2.5%
American Tower Corp.
3.500%, 01/31/2023	100,000	94,577
4.625%, 04/01/2015	70,000	72,522
5.000%, 02/15/2024	165,000	171,873
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	525,000	514,500
7.250%, 04/01/2019 to 10/15/2020	1,750,000	1,895,250
7.500%, 04/01/2021	200,000	219,500
8.500%, 11/01/2019	300,000	321,750
Matterhorn Mobile SA
5.393%, 05/15/2019 (P)(S)	100,000	114,247
6.750%, 05/15/2019 (S)	200,000	243,769
SBA Communications Corp.
5.625%, 10/01/2019	100,000	104,750
SBA Telecommunications, Inc.
5.750%, 07/15/2020	125,000	130,938
8.250%, 08/15/2019	49,000	52,001
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	27,438
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	300,000	366,750
11.500%, 11/15/2021	90,000	119,700
Telesat Canada
6.000%, 05/15/2017 (S)	125,000	129,375
UPC Holding BV
9.875%, 04/15/2018 (S)	300,000	316,125
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	475,000	508,250
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	800,000	882,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,675,000	1,825,750
Verizon Communications, Inc.
0.435%, 03/06/2015 (P)(S)	700,000	699,994

		8,811,059
Utilities - 0.4%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	27,063
7.000%, 05/20/2022	125,000	136,563
AmeriGas Partners LP
6.250%, 08/20/2019	25,000	26,875
Calpine Corp.
7.500%, 02/15/2021 (S)	219,000	239,258
CMS Energy Corp.
6.550%, 07/17/2017	170,000	195,237
8.750%, 06/15/2019	80,000	102,724

49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NSTAR Electric Company
0.476%, 05/17/2016 (P)	$300,000	$299,507
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	225,000	244,813
7.500%, 10/01/2018	150,000	159,375
Xcel Energy, Inc.
0.750%, 05/09/2016	205,000	204,463

		1,635,878

TOTAL CORPORATE BONDS (Cost $57,355,383)		$58,738,785

CONVERTIBLE BONDS - 0.2%
Industrials - 0.2%
United Airlines, Inc. 4.500%, 01/15/2015	257,000	610,696

TOTAL CONVERTIBLE BONDS (Cost $350,113)		$610,696

TERM LOANS (M) - 5.8%
Consumer Discretionary - 1.4%
Cequel Communications LLC
3.500%, 02/14/2019	594,942	594,845
Charter Communications Operating LLC
3.000%, 07/01/2020	322,563	319,659
3.000%, 01/03/2021	288,172	285,578
Hilton Worldwide Finance LLC
3.750%, 10/26/2020	763,158	764,112
Kasima LLC
3.250%, 05/17/2021	75,000	74,766
Peninsula Gaming LLC
4.250%, 11/20/2017	706,023	707,779
UPC Financing Partnership
3.250%, 06/30/2021	1,700,000	1,695,041
Wendy’s International, Inc.
3.250%, 05/15/2019	496,250	494,300

		4,936,080
Consumer Staples - 1.8%
HJ Heinz Company
3.500%, 06/05/2020	5,138,681	5,165,017
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	1,241,677	1,234,969

		6,399,986
Energy - 0.1%
Terra-Gen Finance Company LLC
5.153%, 06/22/2017	184,600	185,523
Health Care - 0.1%
DaVita HealthCare Partners, Inc.
4.000%, 11/01/2019	197,500	198,452
HCA, Inc.
2.903%, 03/31/2017	124,375	124,323

		322,775
Telecommunication Services - 2.4%
Crown Castle Operating Company
3.250%, 01/31/2021	2,819,228	2,808,303
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,595,968	4,603,965
Telesat Canada
3.234%, 03/24/2017	142,500	128,418
3.500%, 03/28/2019	700,813	700,375
4.525%, 03/26/2019	495,000	447,481

		8,688,542

TOTAL TERM LOANS (Cost $20,593,275)		$20,532,906

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.6%
Ally Master Owner Trust, Series 2012-3,
Class A1
0.855%, 06/15/2017 (P)	$1,540,000	$1,546,580
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3
0.580%, 12/15/2016	347,058	347,541
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	345,447	345,864

TOTAL ASSET BACKED SECURITIES (Cost $2,232,487)		$2,239,985

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	88,501	885,628

TOTAL SECURITIES LENDING
COLLATERAL (Cost $885,604)		$885,628

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 5.4%
T. Rowe Price Reserve Investment
Fund, 0.0633% (Y)	$19,315,862	$19,315,862
Repurchase Agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $3,013,000 on 04/01/2014,
collateralized by $3,205,000 U.S. Treasury
Notes, 1.375% due 05/31/2020 (valued at
$3,076,800, including interest)	3,013,000	3,013,000

TOTAL SHORT-TERM INVESTMENTS (Cost $22,328,862)		$22,328,862

Total Investments (Capital Appreciation Value Trust)
(Cost $306,497,286) - 99.9%		$355,970,732
Other assets and liabilities, net - 0.1%		496,308

TOTAL NET ASSETS - 100.0%		$356,467,040

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 60.3%
U.S. Government - 30.0%
U.S. Treasury Bonds
2.750%, 11/15/2042	$2,685,000	$2,287,284
3.125%, 11/15/2041 to 02/15/2043	9,446,000	8,705,113
3.625%, 08/15/2043 to 02/15/2044	11,358,000	11,496,035
3.750%, 11/15/2043	3,138,000	3,248,809
4.500%, 08/15/2039	768,000	903,120
U.S. Treasury Notes
0.250%, 12/31/2015	40,005,000	39,954,994
0.375%, 01/31/2016 to 03/31/2016	104,098,000	104,009,043
0.625%, 08/15/2016 to 09/30/2017	63,767,000	63,221,855
0.750%, 03/15/2017	90,426,000	90,101,009
1.375%, 11/30/2015	11,428,000	11,631,110
1.500%, 02/28/2019	77,468,000	76,717,490
1.625%, 03/31/2019	16,940,000	16,826,106
2.000%, 02/28/2021	13,355,000	13,104,594
2.250%, 03/31/2021	8,950,000	8,919,230
2.750%, 11/15/2023 to 02/15/2024	26,290,000	26,355,392

50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.125%, 04/30/2017	$28,666,000	$30,556,179

		508,037,363
U.S. Government Agency - 30.3%
Federal Home Loan Mortgage Corp.
2.117%, 02/01/2043 (P)	2,873	2,886
2.375%, 02/01/2043 (P)	3,811	3,858
2.500%, 03/01/2028 to 04/01/2028	1,856,413	1,863,878
2.682%, 11/01/2042 (P)	1,790,460	1,794,731
2.709%, 07/01/2042 (P)	5,864,523	5,896,523
2.909%, 01/01/2044 (P)	2,727,900	2,799,727
2.970%, 03/01/2044 (P)	1,899,000	1,952,207
3.000%, 07/01/2032 to 08/01/2043	16,087,934	15,594,124
3.033%, 02/01/2044 (P)	2,244,000	2,310,704
3.086%, 04/01/2044 (P)	1,680,000	1,732,165
3.158%, 03/01/2044 (P)	912,000	943,021
3.169%, 02/01/2042 (P)	3,301,533	3,392,987
3.194%, 11/01/2043 (P)	2,488,242	2,579,108
3.299%, 03/01/2044 (P)	737,155	765,127
3.500%, 03/01/2033 to 08/01/2043	31,880,139	31,904,505
4.000%, 03/01/2029 to 04/25/2034	4,595,725	4,848,142
4.500%, 06/01/2042 to 09/01/2042	14,853,644	15,875,180
5.000%, 08/01/2039 to 08/01/2041	16,763,694	18,293,613
5.500%, 07/01/2038	3,632,539	4,019,489
6.000%, 03/01/2034 to 03/01/2036	1,896,693	2,110,824
Federal National Mortgage Association
2.473%, 09/01/2043 (P)	2,253,247	2,286,447
2.500%, TBA (C)	7,300,000	7,294,899
2.500%, 11/01/2026 to 02/01/2028	36,691,321	36,768,255
2.524%, 02/01/2044 (P)	1,892,872	1,939,998
2.556%, 05/01/2043 (P)	1,217,125	1,213,008
2.766%, 06/01/2042 (P)	7,943,953	8,033,462
2.780%, 01/01/2044 (P)	2,042,915	2,092,869
2.811%, 03/01/2042 (P)	2,771,657	2,812,232
2.853%, 12/01/2043 (P)	1,932,097	1,984,411
2.924%, 02/01/2044 (P)	2,874,195	2,954,263
2.939%, 03/01/2044 (P)	2,206,000	2,269,320
2.940%, 04/25/2044 (P)	2,454,000	2,518,615
2.942%, 05/01/2042 (P)	7,366,860	7,508,705
2.945%, 02/01/2044 (P)	4,590,295	4,722,365
2.964%, 03/01/2044 (P)	1,894,000	1,948,847
3.000%, TBA (C)	38,300,000	36,986,429
3.000%, 02/01/2033 to 05/25/2044	35,910,874	34,867,998
3.007%, 12/01/2043 (P)	2,762,724	2,848,472
3.010%, 12/01/2043 (P)	2,419,464	2,495,127
3.020%, 12/01/2043 (P)	2,062,419	2,127,471
3.094%, 01/01/2044 (P)	689,070	712,397
3.140%, 02/01/2044 (P)	2,532,020	2,620,986
3.199%, 02/01/2044 (P)	2,024,882	2,100,452
3.500%, TBA (C)	8,500,000	8,552,461
3.500%, 07/01/2032 to 09/01/2042	24,432,289	24,477,375
4.000%, TBA (C)	21,800,000	22,651,270
4.000%, 05/01/2025 to 02/01/2034	39,272,152	41,772,426
5.000%, 03/01/2041 to 09/01/2041	24,278,841	26,715,839
5.500%, 09/01/2034 to 04/01/2040	4,380,605	4,855,639
6.000%, 03/01/2034 to 07/01/2037	18,214,321	20,303,315
6.500%, 10/01/2036	1,566,137	1,751,276
Government National Mortgage Association
3.500%, TBA (C)	18,900,000	19,288,336
4.000%, TBA (C)	44,700,000	46,992,404

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
4.500%, TBA (C)	$5,700,000	$6,147,094

		513,297,262

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,027,246,617)		$1,021,334,625

FOREIGN GOVERNMENT
OBLIGATIONS - 1.8%
Brazil - 0.1%
Federative Republic of Brazil
4.250%, 01/07/2025	1,820,000	1,760,850
Japan - 0.4%
Japan Bank for International Cooperation
1.750%, 07/31/2018	3,935,000	3,926,705
3.375%, 07/31/2023	2,360,000	2,384,299

		6,311,004
Jordan - 0.1%
Hashemite Kingdom of Jordan
2.503%, 10/30/2020	2,468,000	2,464,932
Mexico - 0.4%
Government of Mexico
3.500%, 01/21/2021	940,000	951,750
5.750%, 10/12/2110	5,416,000	5,321,220

		6,272,970
Poland - 0.2%
Republic of Poland, Bond
4.000%, 01/22/2024	3,108,000	3,124,317
Slovakia - 0.2%
Republic of Slovakia
4.375%, 05/21/2022 (S)	3,505,000	3,713,968
Slovenia - 0.4%
Republic of Slovenia
4.125%, 02/18/2019 (S)	1,655,000	1,711,270
4.750%, 05/10/2018 (S)	2,155,000	2,303,199
5.250%, 02/18/2024 (S)	1,620,000	1,681,268
5.500%, 10/26/2022 (S)	1,419,000	1,513,009

		7,208,746

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $30,927,491)		$30,856,787

CORPORATE BONDS - 23.4%
Consumer Discretionary - 2.6%
Comcast Corp.
3.600%, 03/01/2024	2,660,000	2,674,808
4.250%, 01/15/2033	850,000	833,124
4.750%, 03/01/2044	2,005,000	2,035,141
Daimler Finance North America LLC
1.875%, 09/15/2014 to 01/11/2018 (S)	4,095,000	4,102,195
2.375%, 08/01/2018 (S)	2,375,000	2,397,434
DIRECTV Holdings LLC
3.800%, 03/15/2022	785,000	776,884
4.450%, 04/01/2024	3,600,000	3,610,681
6.000%, 08/15/2040	475,000	495,207
Ford Motor Credit Company LLC
4.375%, 08/06/2023	3,245,000	3,348,496
General Motors Company
3.500%, 10/02/2018 (S)	2,335,000	2,378,781

51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
General Motors Company (continued)
4.875%, 10/02/2023 (S)	$1,505,000	$1,542,625
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	3,000,000	3,021,900
Thomson Reuters Corp.
1.300%, 02/23/2017	1,535,000	1,527,489
5.650%, 11/23/2043	425,000	449,316
Toyota Motor Credit Corp.
2.100%, 01/17/2019	4,775,000	4,758,741
3.400%, 09/15/2021	940,000	967,298
TRW Automotive, Inc. 4.450%, 12/01/2023 (S)	1,135,000	1,140,675
Viacom, Inc. 5.250%, 04/01/2044	2,520,000	2,574,795
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	3,980,000	3,979,873
Yum! Brands, Inc. 5.350%, 11/01/2043	1,220,000	1,274,269

		43,889,732
Consumer Staples - 1.4%
Altria Group, Inc. 5.375%, 01/31/2044	1,270,000	1,327,650
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	2,815,000	2,813,041
3.700%, 02/01/2024	1,430,000	1,444,932
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	1,255,000	1,555,040
CVS Caremark Corp. 5.300%, 12/05/2043	610,000	673,333
Diageo Capital PLC 1.125%, 04/29/2018	2,060,000	2,003,653
PepsiCo, Inc. 2.250%, 01/07/2019	3,125,000	3,139,516
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	2,568,000	2,915,489
Tyson Foods, Inc. 4.500%, 06/15/2022	1,925,000	2,008,287
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	730,000	731,904
2.400%, 10/21/2018 (S)	1,030,000	1,033,264
2.900%, 10/21/2019 (S)	2,093,000	2,112,561
3.375%, 10/21/2020 (S)	2,150,000	2,171,423

		23,930,093
Energy - 3.1%
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	1,040,000	1,147,858
DCP Midstream Operating LP
2.700%, 04/01/2019	1,805,000	1,801,204
5.600%, 04/01/2044	1,815,000	1,894,510
Devon Energy Corp. 1.200%, 12/15/2016	2,650,000	2,650,262
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	1,510,000	1,472,744
Ecopetrol SA 7.375%, 09/18/2043	1,755,000	2,002,894
El Paso Pipeline Partners Operating
Company LLC 4.100%, 11/15/2015	1,985,000	2,074,387
EnLink Midstream Partners LP
2.700%, 04/01/2019	1,055,000	1,058,625
4.400%, 04/01/2024	960,000	978,883
Enterprise Products Operating LLC
5.100%, 02/15/2045	1,485,000	1,534,912
Halliburton Company 2.000%, 08/01/2018	2,510,000	2,512,538
Kerr-McGee Corp. 6.950%, 07/01/2024	1,845,000	2,237,539
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	1,420,000	1,411,711
5.000%, 03/01/2043	780,000	742,660
5.500%, 03/01/2044	995,000	1,017,506
Magellan Midstream Partners LP
5.150%, 10/15/2043	1,015,000	1,066,048
Murphy Oil Corp. 3.700%, 12/01/2022	2,400,000	2,330,066
ONEOK Partners LP
2.000%, 10/01/2017	1,535,000	1,542,056

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP (continued)
3.200%, 09/15/2018	$1,365,000	$1,408,195
Petrobras Global Finance BV
3.000%, 01/15/2019	2,265,000	2,141,177
6.250%, 03/17/2024	380,000	391,552
Petroleos Mexicanos
2.257%, 07/18/2018 (P)	940,000	979,950
5.500%, 06/27/2044	1,295,000	1,249,675
6.375%, 01/23/2045 (S)	1,885,000	2,033,444
Rowan Companies, Inc. 5.400%, 12/01/2042	1,017,000	970,488
Spectra Energy Partners LP
2.950%, 09/25/2018	1,030,000	1,050,264
Statoil ASA 2.900%, 11/08/2020	1,865,000	1,882,313
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024	935,000	932,887
5.300%, 04/01/2044	935,000	933,467
Talisman Energy, Inc. 3.750%, 02/01/2021	945,000	939,752
TC Pipelines LP 4.650%, 06/15/2021	573,000	591,095
TransCanada Pipelines, Ltd.
4.625%, 03/01/2034	2,320,000	2,371,284
Transocean, Inc. 6.375%, 12/15/2021	2,247,000	2,525,808
Western Gas Partners LP 5.375%, 06/01/2021	580,000	635,982
Williams Partners LP 4.300%, 03/04/2024	1,600,000	1,607,328
WPX Energy, Inc. 6.000%, 01/15/2022	1,315,000	1,347,875

		53,468,939
Financials - 8.3%
Abbey National Treasury Services PLC
4.000%, 03/13/2024	1,880,000	1,896,484
AIA Group, Ltd.
4.875%, 03/11/2044 (S)	635,000	643,918
American Express Credit Corp.
1.750%, 06/12/2015	4,219,000	4,277,720
American International Group, Inc.
6.400%, 12/15/2020	1,255,000	1,495,808
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	510,000	670,013
Assurant, Inc.
2.500%, 03/15/2018	2,005,000	1,992,663
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/2024 (S)	2,075,000	2,069,593
AvalonBay Communities, Inc.
3.625%, 10/01/2020	665,000	684,131
Bank of America Corp.
1.500%, 10/09/2015	6,640,000	6,699,276
2.600%, 01/15/2019	4,565,000	4,584,356
2.650%, 04/01/2019	940,000	942,337
4.000%, 04/01/2024	1,315,000	1,312,574
4.125%, 01/22/2024	5,115,000	5,173,393
5.000%, 01/21/2044	1,125,000	1,148,497
6.000%, 09/01/2017	2,285,000	2,592,691
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.750%, 03/10/2024 (S)	1,995,000	2,007,726
Berkshire Hathaway Finance Corp.
2.900%, 10/15/2020	3,105,000	3,148,479
Boston Properties LP
3.125%, 09/01/2023	1,030,000	966,623
3.800%, 02/01/2024	940,000	932,153
Citigroup, Inc.
1.350%, 03/10/2017	3,160,000	3,145,211
1.700%, 07/25/2016	2,285,000	2,311,154
2.650%, 03/02/2015	1,338,000	1,362,332

52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
DDR Corp.
3.375%, 05/15/2023	$2,325,000	$2,202,442
4.625%, 07/15/2022	2,435,000	2,551,853
Federal Realty Investment Trust
3.000%, 08/01/2022	1,890,000	1,831,162
3.950%, 01/15/2024	1,085,000	1,104,593
Five Corners Funding Trust
4.419%, 11/15/2023 (S)	3,840,000	3,935,624
General Electric Capital Corp.
5.875%, 01/14/2038	2,235,000	2,634,855
HSBC Holdings PLC
4.250%, 03/14/2024	2,485,000	2,488,424
5.250%, 03/14/2044	1,460,000	1,476,288
HSBC USA, Inc.
2.375%, 02/13/2015	2,475,000	2,517,298
ING Bank NV
5.800%, 09/25/2023 (S)	2,385,000	2,543,815
Inter-American Development Bank
3.875%, 10/28/2041	1,846,000	1,767,975
4.375%, 01/24/2044	665,000	697,977
Intesa Sanpaolo SpA
2.375%, 01/13/2017	2,545,000	2,553,925
JPMorgan Chase & Company
4.850%, 02/01/2044	1,285,000	1,310,245
Lazard Group LLC
4.250%, 11/14/2020	2,000,000	2,072,866
6.850%, 06/15/2017	3,983,000	4,529,121
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,420,000	2,456,264
6.500%, 05/01/2042 (S)	1,161,000	1,375,535
Markel Corp.
3.625%, 03/30/2023	840,000	816,863
4.900%, 07/01/2022	1,200,000	1,281,872
Mid-America Apartments LP
4.300%, 10/15/2023	1,535,000	1,548,787
Morgan Stanley Company
2.500%, 01/24/2019	1,430,000	1,426,439
5.375%, 10/15/2015	1,990,000	2,121,633
5.500%, 07/28/2021	1,426,000	1,611,373
Murray Street Investment Trust I
4.647%, 03/09/2017	3,636,000	3,927,945
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (S)	7,600,000	7,536,008
Nordea Bank AB
2.375%, 04/04/2019 (S)	5,235,000	5,212,490
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023	3,715,000	3,804,494
Standard Chartered PLC
5.700%, 03/26/2044 (S)	3,050,000	3,021,330
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	2,580,000	2,581,717
Swedbank AB
2.375%, 02/27/2019 (S)	4,190,000	4,173,454
Tanger Properties LP
3.875%, 12/01/2023	1,030,000	1,026,045
The Goldman Sachs Group, Inc.
2.625%, 01/31/2019	3,325,000	3,317,466
4.000%, 03/03/2024	3,705,000	3,689,120
6.250%, 02/01/2041	820,000	973,705
6.750%, 10/01/2037	846,000	969,109
WR Berkley Corp.
4.625%, 03/15/2022	1,030,000	1,081,857

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
XLIT, Ltd.
5.250%, 12/15/2043	$1,040,000	$1,102,268

		141,331,369
Health Care - 2.1%
Amgen, Inc. 5.375%, 05/15/2043	1,845,000	1,971,268
Boston Scientific Corp. 4.125%, 10/01/2023	1,130,000	1,145,879
Celgene Corp.
2.300%, 08/15/2018	1,330,000	1,331,361
5.250%, 08/15/2043	1,395,000	1,491,830
Express Scripts Holding Company
2.100%, 02/12/2015	2,770,000	2,805,295
Gilead Sciences, Inc. 3.700%, 04/01/2024	1,645,000	1,645,938
McKesson Corp.
2.284%, 03/15/2019	3,385,000	3,358,150
3.796%, 03/15/2024	1,640,000	1,641,771
Merck & Company, Inc. 2.800%, 05/18/2023	1,635,000	1,553,289
Mylan, Inc. 5.400%, 11/29/2043	610,000	633,215
Novartis Capital Corp. 4.400%, 05/06/2044	1,840,000	1,856,604
Perrigo Company PLC
2.300%, 11/08/2018 (S)	1,750,000	1,731,494
4.000%, 11/15/2023 (S)	815,000	814,802
Pfizer, Inc. 3.000%, 06/15/2023	1,315,000	1,275,470
Quest Diagnostics, Inc. 4.250%, 04/01/2024	2,115,000	2,102,572
St. Jude Medical, Inc. 3.250%, 04/15/2023	2,320,000	2,250,405
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	1,220,000	1,222,174
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017	2,300,000	2,286,425
2.400%, 02/01/2019	945,000	941,329
WellPoint, Inc.
3.125%, 05/15/2022	2,443,000	2,338,166
5.100%, 01/15/2044	725,000	752,642

		35,150,079
Industrials - 0.7%
Burlington Northern Santa Fe LLC
4.900%, 04/01/2044	1,040,000	1,071,963
Crane Company 4.450%, 12/15/2023	930,000	957,290
ERAC USA Finance LLC
5.625%, 03/15/2042 (S)	2,217,000	2,422,217
General Electric Company 4.500%, 03/11/2044	1,805,000	1,833,001
Northrop Grumman Corp.
3.250%, 08/01/2023	2,565,000	2,456,429
4.750%, 06/01/2043	2,005,000	2,015,604
Weatherford International, Ltd.
5.950%, 04/15/2042	655,000	705,721

		11,462,225
Information Technology - 0.9%
Cisco Systems, Inc. 3.625%, 03/04/2024	4,095,000	4,129,767
Google, Inc. 3.375%, 02/25/2024	2,115,000	2,118,917
IBM Corp. 3.625%, 02/12/2024	3,735,000	3,766,512
Juniper Networks, Inc. 4.500%, 03/15/2024	545,000	551,846
MasterCard, Inc. 3.375%, 04/01/2024	2,630,000	2,626,108
Microsoft Corp. 4.875%, 12/15/2043	1,125,000	1,215,000
Oracle Corp. 3.625%, 07/15/2023	1,460,000	1,478,635

		15,886,785
Materials - 0.5%
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	1,755,000	1,857,109
LYB International Finance BV
4.875%, 03/15/2044	1,210,000	1,207,816
5.250%, 07/15/2043	650,000	684,497

53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Nucor Corp. 4.000%, 08/01/2023	$940,000	$937,597
The Mosaic Company
5.450%, 11/15/2033	585,000	632,472
5.625%, 11/15/2043	745,000	800,080
Vale SA 5.625%, 09/11/2042	369,000	345,168
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,321,000	1,336,264

		7,801,003
Telecommunication Services - 1.9%
America Movil SAB de CV
3.125%, 07/16/2022	3,555,000	3,392,355
American Tower Corp.
3.500%, 01/31/2023	1,677,000	1,586,055
4.500%, 01/15/2018	1,757,000	1,895,250
5.050%, 09/01/2020	1,332,000	1,434,152
AT&T, Inc.
3.900%, 03/11/2024	4,555,000	4,542,793
4.300%, 12/15/2042	650,000	575,951
Telefonica Chile SA 3.875%, 10/12/2022 (S)	1,545,000	1,464,363
Telefonica Emisiones SAU
4.570%, 04/27/2023	1,630,000	1,664,853
Verizon Communications, Inc.
2.550%, 06/17/2019	1,590,000	1,599,689
3.450%, 03/15/2021	940,000	953,155
4.500%, 09/15/2020	1,220,000	1,325,462
5.050%, 03/15/2034	1,775,000	1,820,926
5.150%, 09/15/2023	4,680,000	5,122,115
6.400%, 09/15/2033	3,480,000	4,131,620
6.550%, 09/15/2043	470,000	571,959

		32,080,698
Utilities - 1.9%
Ameren Corp. 8.875%, 05/15/2014	2,080,000	2,099,926
American Electric Power Company, Inc.
1.650%, 12/15/2017	2,470,000	2,454,713
Berkshire Hathaway Energy Company
5.150%, 11/15/2043 (S)	695,000	740,518
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	955,000	979,476
Consolidated Edison Company of New
York, Inc. 4.450%, 03/15/2044	1,510,000	1,496,096
Dominion Gas Holdings LLC
4.800%, 11/01/2043 (S)	880,000	897,347
Dominion Resources, Inc. 8.875%, 01/15/2019	2,175,000	2,754,168
Duke Energy Corp. 3.950%, 10/15/2023	915,000	938,217
Duke Energy Ohio, Inc. 3.800%, 09/01/2023	1,010,000	1,046,192
Electricite de France
4.875%, 01/22/2044 (S)	1,070,000	1,066,412
6.000%, 01/22/2114 (S)	1,585,000	1,663,293
Louisville Gas & Electric Company
4.650%, 11/15/2043	585,000	605,494
MidAmerican Energy Company
2.400%, 03/15/2019	1,715,000	1,727,382
4.800%, 09/15/2043	125,000	132,436
Pacific Gas & Electric Company
3.250%, 06/15/2023	940,000	909,192
4.750%, 02/15/2044	660,000	667,787
PacifiCorp 3.600%, 04/01/2024	2,635,000	2,665,289
Potomac Electric Power Company
3.600%, 03/15/2024	1,880,000	1,899,992
PPL Capital Funding, Inc.
3.950%, 03/15/2024	1,055,000	1,053,890
5.000%, 03/15/2044	1,240,000	1,256,178

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Puget Energy, Inc. 6.000%, 09/01/2021	$2,780,000	$3,203,350
Southwestern Electric Power Company
3.550%, 02/15/2022	815,000	819,287
Virginia Electric and Power Company
4.450%, 02/15/2044	900,000	906,478

		31,983,113

TOTAL CORPORATE BONDS (Cost $389,967,755)		$396,984,036

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	1,805,000	2,373,990
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,735,000	2,367,702
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,188,000	2,972,923
North Texas Tollway Authority
6.718%, 01/01/2049	1,991,000	2,633,317
Port Authority of New York & New Jersey
(New Jersey) 4.458%, 10/01/2062	2,341,000	2,186,798
State of California 7.600%, 11/01/2040	1,495,000	2,105,453
State of Illinois, GO
5.365%, 03/01/2017	1,075,000	1,172,997
5.877%, 03/01/2019	900,000	1,009,395
The Ohio State University 4.800%, 06/01/2111	679,000	658,555

TOTAL MUNICIPAL BONDS (Cost $14,620,735)		$17,481,130

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.3%
Commercial & Residential - 6.6%
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	30,392	30,396
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P) (S)	2,520,000	2,795,496
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class AAB
3.552%, 03/10/2047	1,279,000	1,307,735
COMM Mortgage Trust
Series 2013-CR9, Class A1,
1.344%, 07/10/2045	1,669,845	1,674,270
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	1,141,000	1,165,576
Series 2014-LC15, Class ASB,
3.528%, 04/10/2047	1,894,000	1,933,943
Series 2013-CR12, Class ASB,
3.623%, 10/10/2046	2,379,000	2,451,388
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	1,901,000	1,989,410
Series 2014-CR15, Class A4,
4.074%, 02/10/2047 (P)	950,000	982,263
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	1,512,000	1,619,654
Series 2013-CR11, Class A4,
4.258%, 10/10/2046	2,397,000	2,528,344
Commercial Mortgage Pass
Through Certificates
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	903,000	926,580
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	952,000	983,547

54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C5, Class A4,
4.829%, 11/15/2037	$414,684	$420,691
Series 2005-C5, Class A4,
5.100%, 08/15/2038 (P)	1,317,904	1,370,246
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	1,704,644	1,783,936
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	2,779,000	3,015,460
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	1,529,000	1,706,814
DDR I Depositor LLC Trust,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	2,360,568	2,395,242
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	1,187,000	1,244,247
GS Mortgage Securities Corp. II
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	2,097,000	2,153,206
Series 2014-GC20, Class AAB,
3.672%, 04/10/2047	3,779,000	3,892,333
Series 2013-GC16, Class AAB,
3.813%, 11/10/2046	3,089,000	3,220,079
Series 2013-GC16, Class A3,
4.244%, 11/10/2046	875,000	922,468
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	1,017,501	1,046,100
Series 2007-GG10, Class A4,
5.819%, 08/10/2045 (P)	1,786,873	1,981,884
Impact Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	6,254,318	6,974,265
JPMBB Commercial Mortgage
Securities Trust, Series 2013-C15, Class A4
4.096%, 11/15/2045	950,000	989,136
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	1,575,000	1,536,896
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	963,308	1,002,841
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	4,988,000	5,299,156
Series 2011-C4, Class A4,
4.388%, 07/15/2046 (S)	2,125,000	2,290,168
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,305,345	1,311,588
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	234,736	236,795
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	3,289,000	3,555,064
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	974,615	1,032,303
Series 2007-C1, Class A4,
5.716%, 02/15/2051	1,600,000	1,767,966
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class A3
4.388%, 02/15/2046 (S)	5,269,000	5,731,207

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.858%, 07/15/2044 (P)	$611,784	$614,142
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A6
4.799%, 12/15/2029 (P)	268,838	271,749
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5, Class A4
5.378%, 08/12/2048	3,812,347	4,125,074
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	3,214,156	3,224,204
Series 2012-C6, Class A3,
2.506%, 11/15/2045	4,377,000	4,262,830
Series 2012-C5, Class A3,
2.825%, 08/15/2045	1,662,000	1,644,434
Series 2014-C15, Class ASB,
3.654%, 04/15/2047	2,082,000	2,144,413
Series 2013-C10, Class A3,
3.968%, 07/15/2046 (P)	2,289,000	2,383,865
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	3,659,000	3,826,666
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	657,550	661,063
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.264%, 02/25/2047 (P)	15,144	13,937
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	3,654,000	3,626,741
Sequoia Mortgage Trust, Series 2011-1,
Class A1 4.125%, 02/25/2041 (P)	117,012	119,220
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A3,
2.728%, 08/10/2049	1,835,000	1,821,436
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	3,660,000	3,608,965
Series 2012-C2, Class A4,
3.525%, 05/10/2063	1,077,000	1,082,374

		110,699,806
U.S. Government Agency - 3.7%
Federal Home Loan Mortgage Corp.
Series 2013-121, Class LB,
3.000%, 12/25/2043	7,308,976	7,482,638
Series 3664, Class DA,
4.000%, 11/15/2037	1,049,414	1,122,037
Series K003, Class AAB,
4.768%, 05/25/2018	1,677,000	1,795,141
Series 3876, Class NB,
5.000%, 08/15/2038	2,448,205	2,674,475
Series 3645, Class KP,
5.000%, 02/15/2040	3,902,498	4,275,386
Series 3622, Class WA,
5.500%, 09/15/2039	2,766,103	3,064,980
Series T-48, Class 1A,
5.815%, 07/25/2033 (P)	52,916	59,938
Series 2980, Class QA,
6.000%, 05/15/2035	1,881,714	2,105,406
Series 3529, Class AG,
6.500%, 04/15/2039	2,380,237	2,643,181

55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-57, Class 1A2,
7.000%, 07/25/2043	$680,696	$780,576
Series T-57, Class 1A3,
7.500%, 07/25/2043	526,892	626,574
Series T-59, Class 1A3,
7.500%, 10/25/2043	724,908	854,555
Series T-60, Class 1A3,
7.500%, 03/25/2044	757,873	899,941
Federal National Mortgage Association
Series 2012-133, Class JP,
2.500%, 07/25/2042	5,264,792	5,078,992
Series 2013-41, Class WG,
2.500%, 11/25/2042	1,518,958	1,482,718
Series 2012-130, Class DC,
3.000%, 12/25/2042	17,737,398	17,125,795
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,655,987	1,613,396
Series 2009-20, Class DT,
4.500%, 04/25/2039	2,135,552	2,289,102
Series 2005-5, Class PA,
5.000%, 01/25/2035	748,726	811,944
Series 2005-64, Class PL,
5.500%, 07/25/2035	831,592	931,825
Series 2013-9, Class CB,
5.500%, 04/25/2042	183,750	203,687
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,011,000	1,096,671
Series 2002-95, Class DB,
6.000%, 01/25/2033	2,335,581	2,640,601
Series 2006-56, Class CA,
6.000%, 07/25/2036	439,889	482,965
Series 2002-33, Class A2,
7.500%, 06/25/2032	565,420	664,975

		62,807,499

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $175,312,363)		$173,507,305

ASSET BACKED SECURITIES - 13.6%
Ally Auto Receivables Trust
Series 2012-2, Class A3,
0.740%, 04/15/2016	1,986,499	1,989,594
Series 2013-1, Class A4,
0.840%, 02/15/2018	3,460,000	3,449,122
Series 2012-1, Class A3,
0.930%, 02/16/2016	453,404	454,367
Series 2010-5, Class A4,
1.750%, 03/15/2016	2,538,973	2,551,204
Series 2010-2, Class A4,
2.090%, 05/15/2015	20,523	20,536
Series 2011-1, Class A4,
2.230%, 03/15/2016	3,142,067	3,160,589
Ally Master Owner Trust
Series 2014-2, Class A,
0.526%, 01/16/2018 (P)	2,387,000	2,387,000
Series 2014-1, Class A1,
0.625%, 01/15/2019 (P)	3,378,000	3,382,760
Series 2011-4, Class A1,
0.955%, 09/15/2016 (P)	1,790,000	1,793,356
Series 2014-3, Class A,
1.330%, 03/15/2019	2,292,000	2,285,729

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
Series 2012-5, Class A,
1.540%, 09/15/2019	$2,413,000	$2,403,886
American Express Issuance Trust II
Series 2013-1, Class A,
0.435%, 02/15/2019 (P)	4,074,000	4,065,905
Series 2013-2, Class A,
0.585%, 08/15/2019 (P)	3,746,000	3,761,104
AmeriCredit Automobile Receivables Trust
Series 2013-2, Class A2,
0.530%, 11/08/2016	656,020	656,287
Series 2012-4, Class A3,
0.670%, 06/08/2017	1,949,000	1,951,885
Series 2013-3, Class A2,
0.680%, 10/11/2016	4,952,022	4,957,538
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	5,435,000	5,437,554
Series 2013-2, Class A2,
0.920%, 09/20/2016	2,798,000	2,806,349
Series 2013-3, Class A2,
1.040%, 11/21/2016	1,860,000	1,867,879
Series 2013-4, Class A3,
1.090%, 03/20/2018	2,378,000	2,374,431
Series 2014-1, Class A3,
1.320%, 06/20/2018	2,176,000	2,177,192
Series 2013-4, Class A4,
1.470%, 07/20/2018	3,234,000	3,230,478
Series 2013-2, Class A4,
1.560%, 07/20/2018	1,489,000	1,500,799
Series 2013-3, Class A4,
1.680%, 04/20/2018	1,853,000	1,868,688
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,926,000	1,929,527
Chase Issuance Trust
Series 2013-A2, Class A2,
0.255%, 02/15/2017 (P)	1,274,000	1,273,657
Series 2012-A9, Class A9,
0.305%, 10/16/2017 (P)	3,511,000	3,511,765
Series 2014-A3, Class A3,
0.353%, 05/15/2018 (P)	4,155,000	4,155,000
Series 2012-A8, Class A8,
0.540%, 10/16/2017	1,258,000	1,257,880
Series 2013-A7, Class A,
0.585%, 09/15/2020 (P)	1,774,000	1,778,048
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7,
0.584%, 09/10/2020 (P)	13,060,000	13,103,973
Series 2013-A6, Class A6,
1.320%, 09/07/2018	6,319,000	6,371,245
Discover Card Execution Note Trust
Series 2014-A1, Class A1,
0.585%, 07/15/2021 (P)	3,721,000	3,730,020
Series 2013-A5, Class A5,
1.040%, 04/15/2019	552,000	552,670
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%, 02/15/2019	4,085,000	4,069,677
Honda Auto Receivables Owner Trust
Series 2012-4, Class A3,
0.520%, 08/18/2016	3,000,000	3,004,167
Series 2013-2, Class A3,
0.530%, 02/16/2017	2,118,000	2,119,942

56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
MMCA Auto Owner Trust, Series 2011-A,
Class A4
2.020%, 10/17/2016 (S)	$582,058	$586,743
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.245%, 11/27/2018 (P)	902,891	901,172
Series 2006-2, Class A4,
0.319%, 10/26/2026 (P)	5,371,812	5,358,737
Series 2006-1, Class A4,
0.326%, 11/23/2022 (P)	2,917,294	2,908,163
Series 2004-3, Class A5,
0.419%, 10/27/2036 (P)	2,732,119	2,685,733
Series 2007-2A, Class A3L,
0.583%, 03/25/2026 (P) (S)	9,856,000	9,754,473
Series 2010-4, Class A,
0.954%, 04/25/2046 (P) (S)	1,463,378	1,481,227
Nissan Auto Receivables Owner Trust
Series 2012-B, Class A2,
0.390%, 04/15/2015	81,432	81,432
Series 2014-A, Class A2,
0.420%, 11/15/2016	1,106,000	1,106,144
Santander Drive Auto Receivables Trust
Series 2013-3, Class A2,
0.550%, 09/15/2016	3,594,689	3,596,307
Series 2012-6, Class A3,
0.620%, 07/15/2016	1,096,000	1,096,414
Series 2013-2, Class A3,
0.700%, 09/15/2017	5,737,000	5,746,300
Series 2012-5, Class A3,
0.830%, 12/15/2016	961,229	962,503
Series 2014-1, Class A3,
0.870%, 01/16/2018	1,924,000	1,925,599
SLC Student Loan Trust, Series 2007-2,
Class A2
0.636%, 05/15/2028 (P)	1,064,396	1,064,786
SLM Student Loan Trust
Series 2007-7, Class A4,
0.309%, 04/25/2022 (P)	364,290	363,793
Series 2005-9, Class A4,
0.339%, 01/25/2023 (P)	279,315	279,447
Series 2005-5, Class A3,
0.339%, 04/25/2025 (P)	400,721	398,957
Series 2006-5, Class A5,
0.349%, 01/25/2027 (P)	3,745,000	3,698,382
Series 2005-9, Class A5,
0.359%, 01/27/2025 (P)	3,795,000	3,779,816
Series 2013-1, Class A2,
0.404%, 09/25/2019 (P)	1,986,000	1,984,761
Series 2007-2, Class B,
0.409%, 07/25/2025 (P)	1,292,000	1,115,086
Series 2013-3, Class A2,
0.454%, 05/26/2020 (P)	2,019,000	2,020,399
Series 2014-1, Class A2,
0.534%, 07/26/2021 (P)	1,402,000	1,410,265
Series 2013-5, Class A2,
0.554%, 10/26/2020 (P)	2,584,000	2,592,351
Series 2010-1, Class A,
0.554%, 03/25/2025 (P)	2,773,006	2,776,755
Series 2013-6, Class A2,
0.654%, 02/25/2021 (P)	864,000	867,578
Series 2004-8A, Class A5,
0.739%, 04/25/2024 (P) (S)	5,252,349	5,278,469
Series 2014-A, Class A1,
0.755%, 07/15/2022 (P) (S)	4,525,000	4,533,756

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2013-A, Class A1,
0.755%, 08/15/2022 (P) (S)	$2,687,794	$2,693,105
Series 2008-6, Class A2,
0.789%, 10/25/2017 (P)	228,081	228,669
Series 2013-B, Class A1,
0.805%, 07/15/2022 (P) (S)	1,326,979	1,329,540
Series 2012-E, Class A1,
0.905%, 10/16/2023 (P) (S)	3,814,760	3,821,897
Series 2013-C, Class A1,
1.005%, 02/15/2022 (P) (S)	3,017,027	3,033,095
Series 2012-6, Class B,
1.154%, 04/27/2043 (P)	1,844,000	1,684,594
Series 2012-C, Class A1,
1.255%, 08/15/2023 (P) (S)	2,076,981	2,089,229
Series 2005-6, Class A5B,
1.439%, 07/27/2026 (P)	1,650,583	1,677,156
Series 2012-A, Class A1,
1.555%, 08/15/2025 (P) (S)	3,522,330	3,568,292
Series 2013-2, Class B,
1.654%, 06/25/2043 (P)	1,009,000	969,380
Series 2013-3, Class B,
1.654%, 09/25/2043 (P)	993,000	938,630
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	5,014,000	4,885,416
Series 2012-E, Class A2B,
1.905%, 06/15/2045 (P) (S)	4,495,000	4,601,406
Series 2013-1, Class B,
1.954%, 11/25/2043 (P)	834,000	821,341
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	1,520,000	1,527,626
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	867,000	883,313
SMS Student Loan Trust
Series 2000-A, Class A2,
0.425%, 10/28/2028 (P)	1,487,511	1,478,743
Series 2000-B, Class A2,
0.435%, 04/28/2029 (P)	1,133,247	1,129,145
Trade Maps 1, Ltd., Series 2013-1A, Class A
0.854%, 12/10/2018 (P) (S)	4,240,000	4,253,229
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	489,522	489,533
World Financial Network Credit
Card Master Trust
Series 2014-A, Class A,
0.535%, 12/15/2019 (P)	5,455,000	5,455,758
Series 2013-B, Class A,
0.910%, 03/16/2020	4,171,000	4,158,241

TOTAL ASSET BACKED SECURITIES (Cost $228,882,722)		$229,464,689

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0774% (Y)	14,974,882	14,974,882

TOTAL SHORT-TERM INVESTMENTS (Cost $14,974,882)		$14,974,882

Total Investments (Core Bond Trust)
(Cost $1,881,932,565) - 111.3%		$1,884,603,454
Other assets and liabilities, net - (11.3%)		(191,227,878)

TOTAL NET ASSETS - 100.0%		$1,693,375,576

57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SALE COMMITMENTS OUTSTANDING - (1.1)%
U.S. Government Agency - (1.1)%
Federal National Mortgage Association
2.500%, TBA (C)	(13,200,000)	$(13,190,776)
4.000%, TBA (C)	(4,800,000)	(4,990,125)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(18,161,055))		$(18,180,901)

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	$796
Consumer Staples - 0.0%
Food Products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	2,277
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified Financial Services - 0.0%
SNS REAAL NV (I)	1,920	0

		0
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Medcath Corp. (I)	500	685
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	74
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
Kagara, Ltd. (I)	15,000	1,670
Timminco, Ltd. (I)	300	0

		1,670
Paper & Forest Products - 0.0%
Gunns, Ltd. (I)	11,710	0

		1,670

TOTAL COMMON STOCKS (Cost $123,293)		$5,502

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
Bond Trust, Series NAV (John Hancock) (A)(1)	88,974,350	1,203,822,960
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	167,088,050	2,855,534,767

		4,059,357,727

TOTAL INVESTMENT COMPANIES (Cost $3,866,217,020)		$4,059,357,727

Total Investments (Core Strategy Trust)
(Cost $3,866,340,313) - 100.0%		$4,059,363,229
Other assets and liabilities, net - 0.0%		456,440

TOTAL NET ASSETS - 100.0%		$4,059,819,669

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.7%
Australia - 0.0%
MMG, Ltd. (I)(L)	908,000	$187,922
Brazil - 7.4%
Banco ABC Brasil SA	2,040	11,041
Banco Alfa de Investimento SA	35,100	92,816
Banco Santander Brasil SA, ADR (L)	1,309,081	7,291,570
Bematech SA	98,850	363,771
BHG SA - Brazil Hospitality Group (I)	12,100	80,791
BM&FBovespa SA	1,122,420	5,565,106
BrasilAgro - Companhia Brasileira de
Propriedades Agricolas	12,800	49,530
Brookfield Incorporacoes SA (I)	606,694	390,380
Cia Providencia Industria e Comercio SA	52,100	184,841
CR2 Empreendimentos Imobiliarios SA (I)	9,300	13,321
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	95,800	576,742
Even Construtora e Incorporadora SA	261,400	875,558
Fertilizantes Heringer SA (I)	15,250	43,351
Fibria Celulose SA (I)	68,998	767,219
Fibria Celulose SA, ADR (I)(L)	226,194	2,501,706
Forjas Taurus SA	7,434	6,880
Gafisa SA	393,561	619,221
Gafisa SA, ADR (L)	151,219	480,876
Gerdau SA	169,029	882,020
Gerdau SA, ADR (L)	670,960	4,300,854
Industrias Romi SA	111,700	251,067
JBS SA	1,153,923	3,946,427
Log-in Logistica Intermodal SA (I)	89,200	318,038
Magnesita Refratarios SA	353,056	781,111
Marfrig Global Foods SA (I)	248,213	480,236
MMX Mineracao e Metalicos SA (I)	45,434	51,261
MRV Engenharia e Participacoes SA	121,565	433,434
Paranapanema SA (I)	511,050	831,104
PDG Realty SA Empreendimentos
e Participacoes (I)	1,292,389	820,203
Petroleo Brasileiro SA	704,418	4,644,378
Petroleo Brasileiro SA, ADR (L)	835,101	10,981,578
Petroleo Brasileiro SA, ADR	1,293,396	17,939,403
Positivo Informatica SA	70,400	76,636
Profarma Distribuidora de
Produtos Farmaceuticos SA	18,400	141,913
QGEP Participacoes SA	13,860	49,600
Rodobens Negocios Imobiliarios SA	63,500	330,234
Rossi Residencial SA (I)	319,326	254,729
Sao Carlos Empreendimentos
e Participacoes SA	7,605	110,606
Sao Martinho SA	15,392	210,292
SLC Agricola SA	52,278	405,275
Springs Global Participacoes SA (I)	185,253	122,468
Tecnisa SA	48,022	168,257
Tereos Internacional SA	56,400	43,251
TPI - Triunfo Participacoes e Investimentos SA	31,510	117,347
Trisul SA	56,446	105,727
Usinas Siderurgicas de Minas Gerais SA (I)	283,500	1,150,743
Vale SA	654,601	9,064,594
Vanguarda Agro SA (I)	170,452	225,366
Viver Incorporadora e Construtora SA (I)	163,675	12,263

		79,165,135
Chile - 1.6%
CAP SA	15,589	252,722
Cementos BIO BIO SA	50,384	46,491
Cencosud SA	288,527	957,065
Cencosud SA, ADR	2,400	23,496

58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Cia General de Electricidad SA	72,525	$354,442
Cia Sud Americana de Vapores SA (I)	2,902,464	142,007
Cristalerias de Chile SA	66,213	519,199
Empresas CMPC SA	1,859,023	4,274,863
Empresas COPEC SA	2,369	31,061
Empresas Hites SA	46,731	27,951
Empresas Iansa SA	1,776,092	64,777
Empresas La Polar SA (I)	137,543	11,914
Enersis SA, ADR	487,349	7,568,530
Gasco SA	121,988	1,290,231
Inversiones Aguas Metropolitanas SA	215,464	349,693
Invexans SA	10,353,871	188,810
Madeco SA (I)	10,353,871	43,634
Masisa SA	5,383,654	293,542
PAZ Corp., SA	99,897	56,472
Ripley Corp. SA	552,472	344,555
Salfacorp SA	116,614	107,390
Sociedad Matriz SAAM SA	1,470,144	126,861
Socovesa SA	315,706	73,115
Vina Concha y Toro SA	47,974	98,857
Vina San Pedro Tarapaca SA	19,029,176	112,778

		17,360,456
China - 10.5%
Agile Property Holdings, Ltd.	770,000	632,670
Agricultural Bank of China, Ltd., H Shares	11,169,000	4,882,524
Air China, Ltd., H Shares	652,000	386,076
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	1,654,000	569,831
Angang Steel Company, Ltd., H Shares (I)(L)	1,318,000	814,501
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	25,269
Asia Cement China Holdings Corp.	265,500	210,627
AVIC International Holdings, Ltd. (I)	152,000	57,346
Bank of China, Ltd., H Shares	64,081,694	28,469,754
Bank of Communications Company, Ltd.,
H Shares	7,526,876	4,931,469
Baoye Group Company, Ltd., H Shares	376,000	212,902
BBMG Corp., H Shares	550,000	429,635
Beijing Capital International Airport
Company, Ltd., H Shares	1,780,000	1,218,289
Beijing Capital Land, Ltd., H Shares	1,272,000	468,014
Beijing Jingkelong Company, Ltd., H Shares	38,000	10,707
Beijing North Star Company, H Shares	866,000	198,949
BYD Electronic International Company, Ltd. (I)	947,500	556,665
Central China Real Estate, Ltd.	531,732	139,333
China Aoyuan Property Group, Ltd.	1,387,000	252,761
China Automation Group, Ltd.	388,000	65,149
China CITIC Bank Corp., Ltd., H Shares	6,750,775	3,899,393
China Coal Energy Company, Ltd.,
H Shares (L)	3,748,000	2,123,342
China Communications Construction
Company, Ltd., H Shares	4,413,555	3,086,780
China Communications Services Corp., Ltd.,
H Shares	683,200	316,553
China Construction Bank Corp., H Shares	500,000	350,971
China Dongxiang Group Company	2,254,000	448,612
China Huiyuan Juice Group, Ltd. (I)	845,000	616,071
China ITS Holdings Company, Ltd.	528,000	95,606
China National Building Material
Company, Ltd., H Shares	2,110,000	2,122,090
China National Materials Company, Ltd.,
H Shares (L)	832,000	149,474
China Petroleum & Chemical Corp., ADR (L)	190,927	17,087,967

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp., H Shares	4,761,670	$4,271,409
China Qinfa Group, Ltd.	424,000	21,920
China Railway Construction Corp., H Shares	1,993,165	1,689,950
China Railway Group, Ltd., H Shares	1,389,000	649,029
China Rare Earth Holdings, Ltd. (I)	1,000,000	131,687
China Rongsheng Heavy Industry
Group Company, Ltd. (I)(L)	2,016,000	323,049
China SCE Property Holdings, Ltd.	166,200	35,592
China Shanshui Cement Group, Ltd.	1,166,000	492,840
China Shipping Container Lines Company, Ltd.,
H Shares (I)(L)	4,448,150	1,012,902
China Shipping Development Company, Ltd.,
H Shares (I)	920,000	527,531
China Southern Airlines Company, Ltd.,
H Shares	1,320,000	430,002
China Taifeng Beddings Holdings, Ltd.	204,000	32,420
China Tontine Wines Group, Ltd. (I)	248,000	10,726
China Yurun Food Group, Ltd. (I)(L)	905,000	467,462
China ZhengTong Auto
Services Holdings, Ltd. (I)	166,000	92,532
China Zhongwang Holdings, Ltd. (I)(L)	876,000	273,709
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	286,000	37,305
Chongqing Machinery & Electric
Company, Ltd., H Shares	486,000	64,707
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	312,000	90,163
Comtec Solar Systems Group, Ltd. (I)	436,000	75,925
Dalian Port PDA Company, Ltd., H Shares	586,000	131,678
Dongyue Group, Ltd.	310,000	126,218
Evergrande Real Estate Group, Ltd. (L)	4,357,000	2,067,419
Evergreen International Holdings, Ltd.	122,000	14,982
Fantasia Holdings Group Company, Ltd.	763,500	113,630
Fosun International, Ltd.	2,121,500	2,669,670
Fufeng Group, Ltd.	225,200	85,227
GOME Electrical Appliances Holdings, Ltd.	8,761,000	1,482,603
Great Wall Technology Company, Ltd.,
H Shares (I)	324,942	127,502
Greenland Hong Kong Holdings, Ltd.	353,625	170,748
Guangshen Railway Company, Ltd., ADR	35,688	755,158
Guangzhou Automobile Group Company, Ltd.,
H Shares	570,415	601,346
Guangzhou R&F Properties Company, Ltd.,
H Shares	424,800	614,958
Hainan Meilan International Airport
Company, Ltd., H Shares	201,000	189,681
Harbin Electric Company, Ltd., H Shares	888,000	506,338
Hidili Industry
International Development, Ltd. (I)(L)	1,278,000	148,766
Jiangxi Copper Company, Ltd., H Shares	378,000	636,956
Jingwei Textile Machinery Company, Ltd.,
H Shares	16,000	13,648
Kaisa Group Holdings, Ltd. (L)	1,211,000	435,148
Leoch International Technology, Ltd. (I)	102,000	9,201
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	114,000	64,954
Lingbao Gold Company, Ltd., H Shares	140,000	24,414
Lonking Holdings, Ltd. (I)	1,104,000	217,008
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)	1,866,000	410,088
Maoye International Holdings, Ltd.	840,000	125,649
Metallurgical Corp. of China, Ltd.,
H Shares (I)(L)	1,936,000	329,732

59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
O-Net Communications Group, Ltd.	244,000	$68,483
Parkson Retail Group, Ltd.	509,000	160,364
Peak Sport Products Company, Ltd. (L)	570,000	154,616
Powerlong Real Estate Holdings, Ltd.	627,000	97,107
Qunxing Paper Holdings Company, Ltd.	634,371	168,806
Renhe Commercial
Holdings Company, Ltd. (I)(L)	4,204,000	262,863
Sany Heavy Equipment International
Holdings Company, Ltd.	164,000	36,866
Semiconductor Manufacturing
International Corp., ADR (I)	137,877	521,175
Semiconductor
Manufacturing International Corp. (I)(L)	14,752,000	1,111,232
Shandong Chenming Paper Holdings, Ltd.,
H Shares	335,500	150,781
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	368,000	95,120
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	155,084
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	14,545
Shui On Land, Ltd.	4,182,961	1,172,589
Sijia Group Company (I)	93,000	16,426
Sino-Ocean Land Holdings, Ltd.	4,277,937	2,338,542
Sinotrans, Ltd., H Shares	2,019,000	1,011,479
Sinotruk Hong Kong, Ltd.	836,500	451,461
SOHO China, Ltd.	2,544,000	2,093,132
Sunac China Holdings, Ltd.	437,000	253,017
Tiangong International Company, Ltd. (L)	260,000	62,848
Tonly Electronics Holdings, Ltd. (I)	1,520	1,217
Travelsky Technology, Ltd., H Shares	693,500	616,787
Weiqiao Textile Company, H Shares	603,000	331,055
West China Cement, Ltd.	1,444,000	162,474
Winsway Coking Coal Holdings, Ltd. (I)	1,112,000	52,509
Xiamen International Port Company, Ltd.,
H Shares	1,372,000	187,755
Xingda International Holdings, Ltd.	607,000	305,659
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	641,000	366,579
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	903,000	121,495
Yantai North Andre Juice Company, H Shares	15,000	4,513
Yanzhou Coal Mining Company, Ltd., ADR	2,535	19,038
Yanzhou Coal Mining Company, Ltd.,
H Shares (L)	1,300,000	979,167
Yuanda China Holdings, Ltd.	830,000	72,933
Yuzhou Properties Company (L)	325,080	71,745
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	801,600	228,774
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares (L)	844,000	587,094

		112,138,242
Colombia - 0.2%
Cementos Argos SA	12,272	62,731
Grupo Argos SA	20,634	216,392
Grupo de Inversiones Suramericana SA	86,390	1,599,052
Grupo Nutresa SA	23,795	329,182

		2,207,357
Czech Republic - 0.4%
CEZ AS	76,050	2,182,680
Pegas Nonwovens SA	17,059	516,849
Unipetrol AS (I)	204,985	1,487,084

		4,186,613

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece - 0.2%
Bank of Greece	1,882	$40,620
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	17,059	10,758
Ellaktor SA (I)	70,217	392,626
GEK Terna Holding Real
Estate Construction SA (I)	57,356	315,813
Hellenic Petroleum SA	42,295	423,110
Intracom Holdings SA (I)	102,565	114,625
J&P-Avax SA (I)	935	2,461
Marfin Investment Group Holdings SA (I)	354,578	257,876
Mytilineos Holdings SA (I)	42,413	407,748
Piraeus Bank SA (I)	16,371	44,863
Sidenor Steel Products
Manufacturing Company SA (I)	188	514

		2,011,014
Hong Kong - 4.0%
361 Degrees International, Ltd.	523,000	119,662
AMVIG Holdings, Ltd.	494,000	189,101
Anxin-China Holdings, Ltd.	832,000	128,809
Asian Citrus Holdings, Ltd.	499,000	106,298
AVIC International Holding
Hong Kong, Ltd. (I)	1,840,152	72,499
C C Land Holdings, Ltd.	822,084	182,870
Carrianna Group Holdings Company, Ltd.	182,675	35,184
Chaoda Modern
Agriculture Holdings, Ltd. (I)(L)	3,056,474	244,524
Chigo Holding, Ltd. (I)	2,796,000	66,759
China Aerospace International Holdings, Ltd.	1,971,200	201,407
China Agri-Industries Holdings, Ltd.	1,769,300	689,565
China Chengtong Development Group, Ltd. (I)	526,000	15,282
China Dredging Environment
Protection Holdings, Ltd. (I)	152,000	63,870
China Energine International Holdings, Ltd. (I)	463,853	32,987
China Everbright, Ltd.	998,000	1,285,486
China Fiber Optic Network System Group, Ltd.	334,000	86,827
China Glass Holdings, Ltd. (I)	238,000	29,515
China Green Holdings, Ltd. (I)	245,627	22,875
China Haidian Holdings, Ltd. (I)	1,124,000	130,740
China High Precision
Automation Group, Ltd. (I)	18,000	2,878
China High Speed Transmission Equipment
Group Company, Ltd. (I)	938,000	701,065
China Lumena New Materials Corp. (L)	2,036,000	328,112
China New Town
Development Company, Ltd. (I)	1,505,165	126,598
China Nickel Resources
Holding Company, Ltd. (I)	518,000	17,030
China Ocean Resources Company, Ltd. (I)	8,670	31,006
China Precious Metal Resources
Holdings Company, Ltd. (I)(L)	500,000	59,996
China Properties Group, Ltd. (I)	724,000	159,058
China South City Holdings, Ltd.	956,000	436,437
China Starch Holdings, Ltd.	1,415,000	36,563
China Tianyi Holdings, Ltd.	248,000	38,777
China Travel International Investment
Hong Kong, Ltd.	4,134,000	837,702
China Unicom Hong Kong, Ltd.	4,364,000	5,747,023
China Unicom Hong Kong, Ltd., ADR (L)	213,548	2,810,292
China Vanadium Titano - Magnetite
Mining Company, Ltd. (I)	548,000	62,258
China WindPower Group, Ltd. (I)	1,150,000	93,787
CITIC Pacific, Ltd. (L)	1,524,000	2,696,692
CITIC Resources Holdings, Ltd. (I)	3,528,000	469,226

60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Clear Media, Ltd.	52,000	$47,680
Coastal Greenland, Ltd. (I)	780,000	25,756
Comba Telecom Systems Holdings, Ltd. (I)	248,000	65,670
Cosco International Holdings, Ltd.	925,625	374,068
COSCO Pacific, Ltd.	1,661,806	2,124,860
DaChan Food Asia, Ltd. (I)	612,000	70,251
Dah Chong Hong Holdings, Ltd.	284,000	184,760
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,265
EVA Precision Industrial Holdings, Ltd.	366,000	56,733
Franshion Properties China, Ltd.	3,012,000	1,007,451
Global Bio-Chem Technology
Group Company, Ltd. (I)	2,520,000	104,229
Global Sweeteners Holdings, Ltd. (I)	148,000	8,431
Glorious Property Holdings, Ltd. (I)	2,284,000	312,623
Golden Meditech Holdings, Ltd.	1,276,380	126,757
Goldlion Holdings, Ltd.	261,000	121,200
Heng Tai Consumables Group, Ltd. (I)	3,363,862	68,518
HKC Holdings, Ltd. (I)	4,298,149	124,892
Hopson Development Holdings, Ltd. (I)	850,000	799,090
Huscoke Resources Holdings, Ltd. (I)	500,000	5,169
Hutchison Harbour Ring, Ltd.	732,000	56,672
Inspur International, Ltd.	488,000	93,189
Ju Teng International Holdings, Ltd.	566,000	401,506
Kai Yuan Holdings, Ltd. (I)	2,980,000	65,890
Kingboard Chemical Holdings, Ltd.	756,630	1,479,520
Kingboard Laminates Holdings, Ltd.	244,500	90,048
KWG Property Holding, Ltd.	1,117,013	616,054
Lai Fung Holdings, Ltd.	8,970,000	194,844
Loudong General Nice Resources
China Holdings, Ltd. (I)	590,400	37,671
MIE Holdings Corp.	514,000	97,500
MIN XIN Holdings, Ltd.	116,000	62,025
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	29,072
Minmetals Land, Ltd.	798,000	92,782
Nan Hai Corp., Ltd. (I)	27,150,000	186,058
New World China Land, Ltd. (L)	2,335,200	1,968,989
New World Department Store China, Ltd.	175,000	84,498
Nine Dragons Paper Holdings, Ltd.	1,201,000	940,201
PetroAsian Energy Holdings, Ltd. (I)	600,000	9,894
Poly Property Group Company, Ltd.	1,500,453	662,899
Ports Design, Ltd.	55,500	29,083
Pou Sheng International Holdings, Ltd. (I)	503,000	22,993
Prosperity International Holdings HK, Ltd. (I)	1,320,000	51,045
Qingling Motors Company, Ltd., H Shares	1,054,000	318,153
Real Nutriceutical Group, Ltd. (L)	529,000	118,762
Regent Manner International Holdings, Ltd.	360,000	60,953
REXLot Holdings, Ltd.	14,231	1,655
Rotam Global Agrosciences, Ltd.	7,000	14,784
Samson Holding, Ltd.	529,548	70,429
Shanghai Industrial Holdings, Ltd.	620,000	2,054,565
Shanghai Industrial Urban
Development Group, Ltd. (I)	775,000	149,028
Shanghai Zendai Property, Ltd. (I)	2,530,000	38,530
Shenzhen International Holdings, Ltd.	1,069,184	1,341,550
Shenzhen Investment, Ltd.	2,574,142	830,585
Shimao Property Holdings, Ltd.	189,000	416,067
Shougang Concord International
Enterprises Company, Ltd. (I)	4,306,000	203,176
Shougang Fushan Resources Group, Ltd.	2,306,000	702,482
Silver Grant International, Ltd.	1,072,000	135,686
SIM Technology Group, Ltd. (I)	975,000	47,310
Sino Oil And Gas Holdings, Ltd. (I)	6,490,000	188,585

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Sinofert Holdings, Ltd. (L)	2,924,000	$378,000
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	186,717
Sinotrans Shipping, Ltd.	842,000	250,940
Skyworth Digital Holdings, Ltd.	1,110,000	612,647
SMI Corp., Ltd. (I)	1,280,000	48,784
Solargiga Energy Holdings, Ltd. (I)	354,000	16,929
SRE Group, Ltd. (I)	3,206,857	89,928
Superb Summit International Group, Ltd. (I)	215,000	24,669
TCC International Holdings, Ltd.	696,000	350,409
TCL Multimedia Technology Holdings, Ltd.	351,200	135,507
Tian An China Investment, Ltd.	741,000	621,683
Tianjin Port Development Holdings, Ltd.	744,000	120,161
Tianneng Power International, Ltd.	452,000	152,923
Tomson Group, Ltd.	386,807	116,984
TPV Technology, Ltd.	583,684	98,707
VODone, Ltd. (I)	719,400	79,095
XTEP International Holdings, Ltd.	47,000	20,194
Yanchang Petroleum International, Ltd. (I)(L)	2,560,000	132,445
Yuexiu Property Company, Ltd.	7,105,250	1,468,998

		42,918,616
Hungary - 0.5%
Danubius Hotel and Spa PLC (I)	6,420	163,428
MOL Hungarian Oil and Gas PLC	5,146	289,613
OTP Bank PLC	243,299	4,661,706

		5,114,747
India - 7.4%
Aarti Industries, Ltd.	51,087	104,376
Aban Offshore, Ltd.	15,263	136,178
ABG Shipyard, Ltd. (I)	8,406	35,899
Adani Enterprises, Ltd.	164,157	1,013,037
Aditya Birla Nuvo, Ltd.	55,261	1,007,784
Allahabad Bank	186,565	283,610
Alok Industries, Ltd.	568,576	62,418
Amtek Auto, Ltd.	146,074	390,636
Amtek India, Ltd.	10,552	14,920
Anant Raj, Ltd. (I)	54,720	52,191
Andhra Bank	198,888	212,178
Apollo Tyres, Ltd.	226,563	605,512
Arvind, Ltd.	109,711	320,261
Ashok Leyland, Ltd.	1,096,572	433,996
Atul, Ltd.	584	4,271
Bajaj Finance, Ltd.	14,961	448,789
Bajaj Finserv, Ltd.	5,259	69,288
Bajaj Hindusthan, Ltd.	344,964	94,269
Bajaj Holdings and Investment, Ltd.	49,562	846,118
Ballarpur Industries, Ltd.	403,880	88,478
Balmer Lawrie & Company, Ltd.	8,925	45,263
Balrampur Chini Mills, Ltd.	206,266	192,917
Bank of Baroda	88,490	1,068,038
Bank of India	114,231	438,401
Bank of Maharashtra	152,501	104,880
BEML, Ltd.	14,453	70,615
BGR Energy Systems, Ltd.	7,989	17,841
Bharat Heavy Electricals, Ltd.	296,470	969,513
Bhushan Steel, Ltd.	46,011	348,705
Birla Corp., Ltd.	41,435	198,963
Bombay Burmah Trading Company	15,000	24,616
Bombay Dyeing &
Manufacturing Company, Ltd.	25,940	24,135
Bombay Rayon Fashions, Ltd. (I)	7,468	26,838
Cairn India, Ltd.	631,653	3,518,618
Canara Bank	98,171	435,025

61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Capital First, Ltd.	4,573	$13,805
Central Bank of India	54,446	45,669
Century Textiles & Industries, Ltd.	34,929	212,540
Chambal Fertilizers & Chemicals, Ltd.	88,262	58,939
City Union Bank, Ltd.	203,343	171,251
Claris Lifesciences, Ltd.	4,155	11,137
Corporation Bank	11,690	54,481
Cox & Kings, Ltd.	15,845	42,365
Crompton Greaves, Ltd.	11,838	31,787
Dalmia Bharat, Ltd.	12,925	54,576
DB Realty, Ltd. (I)	35,138	35,426
DCB Bank, Ltd. (I)	121,079	125,378
DCM Shriram, Ltd.	39,804	61,441
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	57,235
Dena Bank	27,208	27,614
DLF, Ltd.	430,090	1,272,106
Edelweiss Financial Services, Ltd.	304,550	145,984
Educomp Solutions, Ltd. (I)	10,106	4,233
EID Parry India, Ltd.	80,296	181,315
EIH, Ltd.	25,377	30,538
Elder Pharmaceuticals, Ltd. (I)	3,967	13,274
Electrosteel Castings, Ltd.	89,970	24,551
Era Infra Engineering, Ltd. (I)	36,627	8,207
Escorts, Ltd.	44,637	85,984
Ess Dee Aluminium, Ltd.	121	1,244
Essar Oil, Ltd. (I)	44,458	38,009
Essar Ports, Ltd.	16,178	13,816
Essel Propack, Ltd.	37,352	36,094
Federal Bank, Ltd.	817,670	1,213,557
Financial Technologies India, Ltd.	12,955	80,851
Finolex Cables, Ltd.	54,200	100,870
Finolex Industries, Ltd.	43,279	139,677
Firstsource Solutions, Ltd. (I)	137,281	58,052
Fortis Healthcare, Ltd. (I)	83,364	136,053
GAIL India, Ltd.	107,078	671,795
Gammon India, Ltd. (I)	85,633	21,123
Gateway Distriparks, Ltd.	10,919	30,158
Gitanjali Gems, Ltd. (I)	43,160	42,876
Graphite India, Ltd.	75,117	111,343
Grasim Industries, Ltd.	28,107	1,377,357
GTL Infrastructure, Ltd. (I)	100,276	2,432
Gujarat Alkalies & Chemicals, Ltd.	24,028	71,891
Gujarat Fluorochemicals, Ltd.	9,544	51,010
Gujarat Mineral Development Corp., Ltd.	26,383	57,565
Gujarat Narmada Valley Fertilizers
& Chemicals, Ltd.	66,143	86,910
Gujarat NRE Coke, Ltd. (I)	166,598	24,034
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	100,857
Gujarat State Petronet, Ltd.	109,920	127,345
HBL Power Systems, Ltd.	5,099	849
HCL Infosystems, Ltd. (I)	126,394	80,745
HEG, Ltd.	12,877	42,931
HeidelbergCement India, Ltd. (I)	4,823	3,560
Hexa Tradex, Ltd. (I)	32,971	12,428
Hexaware Technologies, Ltd.	12,380	31,362
Hindalco Industries, Ltd.	1,340,282	3,170,740
Hinduja Ventures, Ltd.	5,620	24,465
Hindustan Construction Company, Ltd. (I)	223,609	63,238
Hotel Leela Venture, Ltd. (I)	112,448	29,994
Housing Development & Infrastructure, Ltd. (I)	220,761	214,201
HSIL, Ltd.	5,997	13,108
Ht Media Ltd.	10,959	17,030
ICICI Bank, Ltd.	114,171	2,385,823

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
IDBI Bank, Ltd.	267,194	$291,940
IDFC, Ltd.	119,156	253,968
IFCI, Ltd.	181,420	80,696
India Infoline, Ltd.	213,160	283,759
Indiabulls Housing Finance, Ltd.	240,661	949,872
Indiabulls Infrastructure and Power, Ltd. (I)	930,247	46,694
Indiabulls Real Estate, Ltd.	315,338	289,129
Indian Bank	70,234	136,207
Indian Hotels Company, Ltd.	245,811	302,128
Indian Overseas Bank	234,477	200,148
ING Vysya Bank, Ltd.	16,192	168,119
Ingersoll-Rand India, Ltd.	14,510	111,661
Jai Corp., Ltd.	22,618	26,279
Jain Irrigation Systems, Ltd.	97,440	107,693
Jaiprakash Associates, Ltd.	796,755	713,464
Jammu & Kashmir Bank, Ltd.	41,976	1,090,725
Jaypee Infratech, Ltd.	65,960	23,406
JB Chemicals & Pharmaceuticals, Ltd.	20,800	44,568
JBF Industries, Ltd.	33,505	47,794
Jindal Poly Investments and
Finance Company, Ltd. (I)	314	481
Jindal Saw, Ltd.	164,858	155,720
Jindal Stainless, Ltd. (I)	44,529	26,761
Jindal Steel & Power, Ltd.	116,526	571,282
JK Cement, Ltd.	5,431	21,861
JK Lakshmi Cement, Ltd.	7,421	13,932
JM Financial, Ltd.	124,021	51,989
JSW Energy, Ltd.	408,574	404,690
JSW Steel, Ltd.	122,212	2,121,849
Jubilant Life Sciences, Ltd.	53,395	141,095
Kalpataru Power Transmission, Ltd.	20,383	32,401
Karnataka Bank, Ltd.	180,381	354,980
Karur Vysya Bank, Ltd.	30,968	196,344
Kesoram Industries, Ltd.	64,015	77,934
Lakshmi Vilas Bank, Ltd.	30,751	36,848
Mahanagar Telephone Nigam (I)	22,519	5,699
Maharashtra Seamless, Ltd.	38,253	123,558
Mahindra Lifespace Developers, Ltd.	10,600	64,706
Manaksia, Ltd.	3,292	3,723
McLeod Russel India, Ltd.	48,101	245,962
Mercator, Ltd. (I)	150,335	61,782
MOIL, Ltd.	3,305	13,948
Monnet Ispat & Energy, Ltd.	10,818	15,957
Mphasis, Ltd.	8,247	55,448
MRF, Ltd.	920	333,845
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	24,517
Nagarjuna Oil Refinery, Ltd. (I)	125,682	7,673
National Aluminium Company, Ltd.	108,688	72,027
Nava Bharat Ventures, Ltd.	1,614	4,279
NCC, Ltd.	263,914	157,812
NIIT Technologies, Ltd.	20,048	136,212
NIIT, Ltd.	19,897	8,918
Noida Toll Bridge Company, Ltd.	62,165	25,019
OMAXE, Ltd.	62,405	132,837
Orchid Chemicals & Pharmaceuticals, Ltd. (I)	3,273	2,827
Orient Cement, Ltd.	58,165	45,536
Oriental Bank of Commerce	101,465	378,059
Panacea Biotec, Ltd. (I)	12,287	19,550
Parsvnath Developers, Ltd. (I)	76,316	31,039
Peninsula Land, Ltd.	39,087	20,877
Piramal Enterprises, Ltd.	52,252	477,563
Plethico Pharmaceuticals, Ltd. (I)	7,219	4,803
Polaris Financial Technology, Ltd.	46,452	150,507

62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Polyplex Corp., Ltd.	3,400	$8,786
Prime Focus Ltd. (I)	46,896	21,191
PTC India Financial Services, Ltd.	29,410	7,021
PTC India, Ltd.	233,522	264,109
Punj Lloyd, Ltd. (I)	165,098	78,331
Raymond, Ltd.	30,886	156,456
Redington India, Ltd.	12,780	16,812
REI Agro, Ltd.	214,503	16,381
Reliance Capital, Ltd.	94,899	549,909
Reliance Communications, Ltd.	685,263	1,475,454
Reliance Industries, Ltd.	604,961	9,518,949
Reliance Industries, Ltd., GDR (S)	346,452	10,764,488
Reliance Power, Ltd. (I)	588,041	696,364
Rolta India, Ltd.	133,332	163,999
Ruchi Soya Industries, Ltd.	125,412	61,233
Rural Electrification Corp., Ltd.	140,240	538,953
Sesa Sterlite, Ltd.	276,785	870,894
Sesa Sterlite, Ltd., ADR	212,366	2,637,586
Shipping Corp. of India, Ltd. (I)	104,070	72,141
Shree Renuka Sugars, Ltd.	220,608	79,573
Sintex Industries, Ltd.	97,140	70,970
Sobha Developers, Ltd.	40,327	253,190
South Indian Bank, Ltd.	1,171,770	438,118
SREI Infrastructure Finance, Ltd.	247,892	113,064
SRF, Ltd.	24,910	149,357
State Bank of Bikaner & Jaipur	899	4,914
State Bank of India	78,651	2,527,963
State Bank of India, GDR	435	27,733
Steel Authority of India, Ltd.	345,353	412,183
Sterling Biotech, Ltd. (I)	34,756	5,025
Sterlite Technologies, Ltd.	72,209	28,054
Strides Arcolab, Ltd.	7,164	48,062
Sundaram Finance, Ltd.	873	9,816
Suzlon Energy, Ltd. (I)	694,381	129,138
Syndicate Bank	206,951	331,636
Tata Chemicals, Ltd.	96,921	466,288
Tata Communications, Ltd.	50,645	260,627
Tata Global Beverages, Ltd.	467,750	1,177,392
Tata Investment Corp., Ltd.	6,673	51,393
Tata Steel, Ltd.	344,558	2,275,063
Tata Steel, Ltd., GDR	743	4,826
The Great Eastern Shipping Company, Ltd.	84,512	474,877
The India Cements, Ltd.	258,302	262,854
The Ramco Cements, Ltd.	36,000	129,565
Time Technoplast, Ltd.	4,194	2,848
Tube Investments of India, Ltd.	4,492	13,537
Tulip Telecom, Ltd. (I)	28,364	1,859
TV18 Broadcast, Ltd. (I)	248,227	105,380
UCO Bank	85,194	104,436
Uflex, Ltd.	10,885	13,050
Union Bank of India, Ltd.	169,587	389,775
Unitech, Ltd. (I)	1,276,814	299,241
UPL, Ltd.	227,990	709,023
Usha Martin, Ltd.	154,885	90,845
Uttam Galva Steels, Ltd. (I)	13,863	16,120
Vardhman Special Steels, Ltd. (I)	1,620	530
Vardhman Textiles, Ltd.	8,101	47,692
Videocon Industries, Ltd.	105,664	284,116
Vijaya Bank	83,311	55,486
Voltas, Ltd.	31,368	84,741
Welspun Corp, Ltd.	55,523	63,939
Welspun Enterprises, Ltd. (I)	2,776	697
Wockhardt, Ltd.	5,927	45,437

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Zuari Agro Chemicals, Ltd.	9,200	$19,746
Zuari Global, Ltd.	9,200	11,670

		79,175,812
Indonesia - 2.9%
Adaro Energy Tbk PT	10,389,500	903,920
Adhi Karya Persero Tbk PT	504,000	134,130
Alam Sutera Realty Tbk PT	3,689,300	195,653
Aneka Tambang Persero Tbk PT	5,527,500	555,121
Asahimas Flat Glass Tbk PT	65,500	40,982
Bakrie & Brothers Tbk PT (I)	121,836,489	536,252
Bakrie Sumatera Plantations Tbk PT (I)	17,546,000	77,168
Bakrie Telecom Tbk PT (I)	24,850,000	109,375
Bakrieland Development Tbk PT (I)	41,455,500	182,518
Bank Bukopin Tbk PT	4,493,500	253,723
Bank Danamon Indonesia Tbk PT	4,507,294	1,733,173
Bank Mandiri Persero Tbk PT	3,829,320	3,225,240
Bank Negara Indonesia Persero Tbk PT	11,246,081	4,955,244
Bank Pan Indonesia Tbk PT (I)	4,924,397	326,338
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	195,792
Bank Tabungan Negara Persero Tbk PT	3,842,861	437,921
Barito Pacific Tbk PT (I)	1,893,500	56,880
Benakat Petroleum Energy Tbk PT (I)	7,240,600	74,539
Berau Coal Energy Tbk PT (I)	2,215,500	32,713
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International PT	1,105,000	64,649
Borneo Lumbung Energi & Metal Tbk PT (I)	239,000	2,612
Budi Starch & Sweetener Tbk PT (I)	1,493,000	14,094
Central Proteinaprima Tbk PT (I)	16,930,000	74,547
Ciputra Development Tbk PT	15,325,500	1,578,612
Ciputra Property Tbk PT	950,900	70,102
Ciputra Surya Tbk PT	896,000	190,765
Clipan Finance Indonesia Tbk PT	1,045,000	37,865
Darma Henwa Tbk PT (I)	21,675,000	95,401
Davomas Abadi Tbk PT (I)	2,465,000	10,849
Delta Dunia Makmur Tbk PT (I)	2,282,500	18,760
Elnusa Tbk PT	2,000,000	86,568
Energi Mega Persada Tbk PT (I)	39,318,681	345,346
Erajaya Swasembada Tbk Pt	813,700	98,795
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	29,486
Gajah Tunggal Tbk PT	2,052,500	386,606
Garuda Indonesia Persero Tbk PT (I)	2,070,300	90,795
Global Mediacom Tbk PT	1,172,000	243,978
Gozco Plantations Tbk PT (I)	3,863,400	38,257
Harum Energy Tbk PT	376,500	72,996
Hexindo Adiperkasa Tbk PT	110,000	38,089
Holcim Indonesia Tbk PT	924,768	225,854
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	2,168,500	286,548
Indika Energy Tbk PT	1,851,000	95,953
Indo Tambangraya Megah Tbk PT	69,600	150,071
Indofood Sukses Makmur Tbk PT	4,385,200	2,837,378
Intiland Development Tbk PT	3,722,500	149,552
Japfa Comfeed Indonesia Tbk PT	590,270	73,697
Kawasan Industri Jababeka Tbk PT	14,789,801	335,416
Krakatau Steel Persero Tbk PT (I)	658,500	29,954
Lippo Cikarang Tbk PT (I)	12,500	8,337
Lippo Karawaci Tbk PT	19,265,793	1,849,755
Matahari Putra Prima Tbk PT	2,297,100	546,394
Medco Energi Internasional Tbk PT	2,465,000	594,016
Mitra International Resources Tbk PT (I)	1,747,000	8,497
MNC Investama Tbk PT	17,730,000	538,228
Multipolar Tbk PT	4,307,200	170,979
Pabrik Kertas Tjiwi Kimia Tbk PT	72,500	10,450

63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Panin Financial Tbk PT (I)	19,315,500	$445,053
Panin Insurance Tbk PT	1,627,000	96,554
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	2,140,000	418,940
Petrosea Tbk PT	210,500	26,014
Polychem Indonesia Tbk PT (I)	2,945,500	54,578
Ramayana Lestari Sentosa Tbk PT	2,344,400	288,656
Salim Ivomas Pratama Tbk PT	2,757,000	223,341
Sampoerna Agro Tbk PT	703,500	132,768
Samudera Indonesia Tbk PT	58,500	14,666
Sentul City Tbk PT (I)	19,986,000	321,261
Sigmagold Inti Perkasa Tbk PT (I)	1,846,000	75,957
Surya Semesta Internusa Tbk PT	1,857,200	157,788
Suryainti Permata Tbk PT (I)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk	1,305,300	238,243
Timah Persero Tbk PT	2,897,500	500,274
Trias Sentosa Tbk PT	2,019,500	45,944
Trimegah Securities Tbk PT (I)	1,540,500	10,464
Truba Alam Manunggal Engineering
Tbk PT (I)	11,991,500	42,224
Tunas Baru Lampung Tbk PT	1,620,000	68,355
Tunas Ridean Tbk PT	2,272,500	135,205
United Tractors Tbk PT	829,100	1,523,228
Vale Indonesia Tbk PT	3,845,000	960,533
XL Axiata Tbk PT	456,600	177,488

		31,484,467
Malaysia - 4.6%
Affin Holdings BHD	711,300	844,017
AirAsia BHD	1,062,800	830,748
Alliance Financial Group BHD	1,249,900	1,688,850
AMMB Holdings BHD	2,200,162	4,840,850
Ann Joo Resources BHD (I)	252,200	86,514
Berjaya Corp. BHD	2,315,900	376,128
BIMB Holdings BHD	106,500	141,457
Boustead Holdings BHD	607,376	1,008,381
Cahya Mata Sarawak BHD	181,000	543,728
Can-One BHD	29,200	28,170
CB Industrial Product Holding BHD	37,300	50,737
Daya Materials BHD	76,800	7,411
DRB-Hicom BHD	1,194,900	904,397
Eastern & Oriental BHD	450,900	293,169
ECM Libra Financial Group BHD (I)	175,561	55,457
Eversendai Corp. BHD	37,600	11,864
Faber Group BHD	123,900	109,280
Genting BHD	190,100	583,059
Genting Malaysia BHD	1,651,900	2,125,444
Glomac BHD	462,600	153,014
Goldis BHD (I)	324,635	202,958
Hap Seng Consolidated BHD	1,815,120	1,673,842
Hap Seng Plantations Holdings BHD	617,500	513,278
Hong Leong Financial Group BHD	309,800	1,489,001
Hong Leong Industries BHD	25,000	49,576
Hua Yang BHD	25,066	13,668
Hwang-DBS Malaysia BHD	105,200	128,926
IGB Corp. BHD	1,590,043	1,318,773
IJM Corp. BHD	2,070,980	3,899,684
IJM Land BHD	443,300	401,874
IJM Plantations BHD	64,500	66,151
Inch Kenneth Kajang Rubber	106,800	26,667
Insas BHD	494,969	189,648
Integrated Logistics BHD	80,087	18,383
JAKS Resources BHD (I)	246,000	39,166
Jaya Tiasa Holdings BHD	251,226	212,210

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
JCY International BHD	265,600	$59,037
K&N Kenanga Holdings BHD (I)	402,145	78,893
Karambunai Corp. BHD (I)	1,978,300	54,634
Keck Seng Malaysia BHD	222,300	474,970
Kian JOO CAN Factory BHD	290,000	292,598
Kim Loong Resources BHD	32,400	27,789
Kinsteel BHD (I)	561,400	28,446
KLCC Property Holdings BHD	322,700	626,385
KNM Group BHD (I)	1,152,000	273,905
KSL Holdings BHD (I)	267,333	172,681
KUB Malaysia BHD (I)	534,400	69,685
Kulim Malaysia BHD	989,600	1,019,000
Kumpulan Fima BHD	2,300	1,642
Kumpulan Perangsang Selangor BHD	95,000	48,043
Kwantas Corp. BHD	56,000	38,136
Land & General BHD (I)	163,200	24,993
Landmarks BHD (I)	384,900	119,186
LBS Bina Group BHD	210,000	111,391
Lion Industries Corp. BHD	736,100	137,582
Magnum BHD	165,500	151,578
Mah Sing Group BHD	185,600	124,076
Malayan Flour Mills BHD	132,300	62,447
Malaysia Airports Holdings BHD	161,771	395,792
Malaysian Airline System BHD (I)	721,000	46,576
Malaysian Bulk Carriers BHD	194,100	122,047
Malaysian Pacific Industries BHD	64,375	82,875
Malaysian Resources Corp. BHD	1,062,000	533,646
MBM Resources BHD	78,650	78,344
Media Prima BHD	46,900	33,927
Mega First Corp. BHD	163,700	113,352
MISC BHD (I)	687,700	1,454,691
MK Land Holdings BHD	632,500	82,408
MKH BHD	49,000	72,807
MMC Corp. BHD	1,118,700	965,888
MNRB Holdings BHD	10,000	11,409
Mudajaya Group BHD	201,700	166,923
Muhibbah Engineering Malaysia BHD	177,700	157,607
Mulpha International BHD (I)	2,622,700	334,290
Naim Holdings BHD	198,100	207,723
NCB Holdings BHD	4,100	3,997
Oriental Holdings BHD	549,620	1,211,275
OSK Holdings BHD	903,998	462,386
Panasonic Manufacturing Malaysia BHD	41,100	276,058
Perdana Petroleum BHD (I)	269,120	157,276
PJ Development Holdings BHD	258,900	117,406
PPB Group BHD	708,800	3,613,550
Press Metal BHD	51,000	35,357
Protasco BHD	172,400	100,921
RHB Capital BHD	109,804	283,354
Rimbunan Sawit BHD	325,600	81,799
Salcon BHD	432,400	98,739
Scomi Group BHD (I)	1,708,300	228,231
Selangor Dredging BHD	326,900	100,034
Selangor Properties BHD	105,000	170,482
Shangri-La Hotels Malaysia BHD	101,900	206,038
Shell Refining Company Federation of
Malaya BHD	161,700	304,638
SHL Consolidated BHD	172,300	113,631
SP Setia BHD	61,700	55,105
Star Publications Malaysia BHD	37,400	27,134
Sunway BHD	1,198,296	1,114,976
Supermax Corp. BHD	54,000	42,993
Suria Capital Holdings BHD	237,900	177,769

64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Symphony Life BHD (I)	195,252	$57,728
TA Ann Holdings BHD	344,990	441,232
TA Enterprise BHD	1,903,200	478,377
TA Global BHD	1,233,900	117,125
TAN Chong Motor Holdings BHD	20,700	35,037
TDM BHD	1,030,200	290,356
Tebrau Teguh BHD (I)	59,700	22,531
TH Plantations BHD	14,880	9,156
Time dotCom BHD (I)	346,900	409,471
Tropicana Corp. BHD	119,800	57,602
UEM Sunrise BHD	32,200	21,737
Unisem M BHD	601,680	189,985
United Malacca BHD	97,800	214,176
UOA Development BHD	257,700	171,395
VS Industry BHD	166,770	76,115
Wah Seong Corp. BHD	106,863	62,467
WCT Holdings BHD	608,550	404,803
Wing Tai Malaysia BHD	124,000	83,601
WTK Holdings BHD	368,500	160,470
YNH Property BHD	662,715	375,830
YTL Corp. BHD	5,036,140	2,360,872
YTL Land & Development BHD (I)	52,700	14,293

		48,821,390
Mexico - 5.5%
Alfa SAB de CV, Class A	1,492,062	3,771,441
Alpek SA de CV (L)	97,711	174,084
Arca Continental SAB de CV	123,889	739,130
Axtel SAB de CV (I)(L)	982,700	334,203
Bio Pappel SAB de CV (I)	41,929	88,576
Cemex SAB de CV, ADR (I)(L)	1,126,579	14,228,693
Cia Minera Autlan SAB de CV, Series B	63,900	52,909
Consorcio ARA SAB de CV (I)	1,418,400	633,394
Controladora Comercial Mexicana SAB de CV	251,567	1,043,419
Corp. Actinver SAB de CV	19,397	21,632
Corporacion GEO SAB de CV, Series B (I)	793,874	15,871
Desarrolladora Homex SAB de CV (I)	91,100	21,980
Empresas ICA SAB de CV (I)(L)	220,900	368,858
Empresas ICA SAB de CV, ADR (I)(L)	198,467	1,307,898
Gruma SAB de CV, ADR (I)	5,254	173,067
Grupo Aeromexico SAB de CV (I)(L)	75,581	120,821
Grupo Aeroportuario del Centro Norte
SAB de CV (I)	165,622	600,809
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR (I)	300	8,685
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	76,310	4,463,372
Grupo Aeroportuario del Sureste SAB
de CV, ADR	10,876	1,333,833
Grupo Carso SAB de CV, Series A1	625,750	3,283,204
Grupo Cementos de Chihuahua SAB de CV	35,500	99,249
Grupo Comercial Chedraui SA de CV (L)	139,160	409,310
Grupo Elektra SAB DE CV	5,200	160,901
Grupo Famsa SAB de CV, Class A (I)	357,718	543,886
Grupo Financiero Banorte SAB de CV, Series O	2,106,232	14,243,746
Grupo Financiero Interacciones SA de CV	30,000	179,005
Grupo Financiero Santander Mexico
SAB de CV	88,082	215,896
Grupo Industrial Maseca SAB de CV, Series B	53,900	83,809
Grupo Industrial Saltillo SAB de CV	94,000	194,329
Grupo KUO SAB de CV, Series B (I)	164,000	360,146
Grupo Simec SAB de CV, Series B (I)	219,500	837,784
Industrias Bachoco SAB de CV, ADR (L)	2,653	115,803
Industrias Bachoco SAB de CV, Series B	6,683	24,479

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Industrias CH SAB de CV, Series B (I)	265,600	$1,473,103
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	1,122,412
Maxcom Telecomunicaciones SAB de CV (I)	42,100	10,706
Minera Frisco SAB de CV, Class A1 (I)	46,465	90,435
OHL Mexico SAB de CV (I)	248,713	645,048
Organizacion Soriana SAB de CV, Series B (I)	1,561,111	4,806,914
Qualitas Controladora SAB de CV	166,740	453,648
TV Azteca SA de CV	377,287	229,745
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	79,609

		59,165,842
Philippines - 1.0%
Alliance Global Group, Inc.	1,002,600	638,696
Atlas Consolidated Mining & Development	348,700	108,780
Cebu Air, Inc.	57,110	61,095
Century Properties Group, Inc.	1,431,000	45,418
Empire East Land Holdings, Inc. (I)	2,990,000	60,776
Filinvest Development Corp.	211,875	23,690
Filinvest Land, Inc.	18,335,500	590,436
First Philippine Holdings Corp.	427,000	690,919
Global-Estate Resorts, Inc. (I)	1,309,000	53,879
JG Summit Holdings, Inc.	605,200	668,235
Lopez Holdings Corp.	3,257,000	338,259
LT Group, Inc.	144,200	56,194
Megaworld Corp.	19,138,800	1,793,940
Metropolitan Bank & Trust Company	144,834	250,117
Petron Corp.	281,900	73,854
Philippine National Bank (I)	416,530	762,756
Philtown Properties, Inc.	3,844	132
Rizal Commercial Banking Corp.	602,800	632,268
Robinsons Land Corp.	2,512,500	1,230,386
San Miguel Corp.	745,140	1,263,365
San Miguel Pure Foods Company, Inc.	2,760	16,366
Top Frontier Investment Holdings, Inc. (I)	74,514	147,798
Trans-Asia Oil & Energy Development Corp.	1,023,000	45,046
Union Bank of Philippines, Inc.	214,600	582,790
Vista Land & Lifescapes, Inc.	5,803,000	682,892

		10,818,087
Poland - 2.4%
Agora SA (I)	77,712	288,013
Asseco Poland SA	65,833	1,021,655
Bank Millennium SA (I)	260,272	771,442
Bioton SA (I)(L)	45,462	67,551
Ciech SA (I)	32,747	354,431
ComArch SA	1,802	52,464
Enea SA	106,688	563,119
Fabryki Mebli Forte SA	2,090	29,776
Farmacol SA (I)	10,785	197,831
Firma Oponiarska Debica SA	7,423	226,305
Getin Holding SA	174,983	188,316
Grupa Azoty SA	12,877	258,077
Grupa Kety SA	17,823	1,306,950
Grupa Lotos SA (I)(L)	99,148	1,246,626
Hawe SA (I)	13,035	13,331
Impexmetal SA (I)	98,393	100,862
Jastrzebska Spolka Weglowa SA (L)	7,161	108,611
KGHM Polska Miedz SA	89,176	3,215,740
Koelner SA (I)	3,382	12,421
Kopex SA (L)	61,117	267,949
LC Corp. SA (I)(L)	155,767	94,921
MCI Management SA (I)	32,259	100,327
Netia SA (I)(L)	309,487	521,558
Orbis SA	45,854	663,316

65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
PGE SA	839,668	$5,246,104
Polimex-Mostostal SA (I)	283,029	10,314
Polnord SA (I)(L)	19,758	59,761
Polski Koncern Miesny Duda SA (I)	61,515	14,072
Polski Koncern Naftowy Orlen SA (L)	457,874	6,547,948
Rovese SA (I)(L)	72,053	37,441
Sygnity SA (I)	6,918	42,085
Tauron Polska Energia SA	922,817	1,599,966

		25,229,283
Russia - 5.2%
Gazprom OAO, ADR	6,419,350	49,520,484
Lukoil OAO, ADR	71,430	3,972,802
Magnitogorsk Iron & Steel Works, GDR (I)	111,319	228,298
RusHydro JSC, ADR	917,808	1,395,137
VTB Bank OJSC, GDR (I)	21,612	47,589

		55,164,310
South Africa - 8.0%
Adcorp Holdings, Ltd.	63,040	188,220
Aeci, Ltd.	55,858	673,025
African Bank Investments, Ltd. (L)	650,504	664,918
African Rainbow Minerals, Ltd.	107,152	2,119,595
Allied Electronics Corp., Ltd.	62,999	146,500
Anglo American Platinum, Ltd. (I)	9,632	432,199
AngloGold Ashanti, Ltd., ADR (L)	428,454	7,317,994
ArcelorMittal South Africa, Ltd. (I)	138,452	440,586
Argent Industrial, Ltd.	113,274	53,857
Astral Foods, Ltd.	8,536	69,694
Aveng, Ltd. (I)	442,348	950,029
Barclays Africa Group, Ltd. (L)	383,490	5,431,150
Barloworld, Ltd.	265,047	2,775,757
Basil Read Holdings, Ltd.	87,352	74,233
Bell Equipment, Ltd.	34,158	61,733
Blue Label Telecoms, Ltd.	263,306	217,837
Business Connexion Group, Ltd.	100,096	55,239
Caxton & CTP Publishers & Printers, Ltd.	185,300	278,318
Clover Industries, Ltd.	61,156	112,261
Consolidated Infrastructure Group, Ltd. (I)	11,072	26,091
DataTec, Ltd. (I)	255,498	1,185,199
DRDGOLD, Ltd.	348,805	130,918
Eqstra Holdings, Ltd.	216,889	146,358
Exxaro Resources, Ltd. (L)	75,558	1,003,690
Gold Fields, Ltd., ADR (L)	784,509	2,894,838
Grindrod, Ltd.	607,680	1,472,290
Group Five, Ltd.	94,236	397,069
Harmony Gold Mining Company, Ltd., ADR	532,185	1,623,164
Hudaco Industries, Ltd.	16,112	159,792
Hulamin, Ltd. (I)	112,965	71,757
Iliad Africa, Ltd.	124,370	84,534
Illovo Sugar, Ltd. (I)	5,245	13,944
Impala Platinum Holdings, Ltd.	474,526	5,391,299
Investec, Ltd.	318,380	2,561,838
JD Group, Ltd. (L)	204,241	525,732
KAP Industrial Holdings, Ltd. (I)	146,538	51,633
Lewis Group, Ltd. (L)	97,828	538,106
Liberty Holdings, Ltd.	126,115	1,487,853
Merafe Resources, Ltd. (I)	2,241,497	227,282
Metair Investments, Ltd.	50,105	203,188
MMI Holdings, Ltd.	1,109,101	2,594,151
Mondi, Ltd.	134,682	2,358,663
Mpact, Ltd.	136,201	351,851
Murray & Roberts Holdings, Ltd. (I)	198,487	463,894
Nedbank Group, Ltd. (L)	282,400	6,002,679

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Northam Platinum, Ltd. (I)	200,868	$742,570
Nu-World Holdings, Ltd.	19,436	32,219
Omnia Holdings, Ltd.	50,126	1,004,853
Peregrine Holdings, Ltd.	96,580	172,210
Petmin, Ltd.	151,653	35,066
PSG Group, Ltd.	31,165	274,557
Raubex Group, Ltd.	77,675	163,690
RCL Foods, Ltd. (I)	8,530	13,153
Reunert, Ltd.	32,272	197,697
Royal Bafokeng Platinum, Ltd. (I)	26,673	165,200
Sappi, Ltd. (I)(L)	331,201	1,164,043
Sappi, Ltd., ADR (I)	156,861	538,033
Sibanye Gold, Ltd., ADR (L)	196,127	1,633,738
Standard Bank Group, Ltd. (L)	1,033,577	13,617,082
Stefanutti Stocks Holdings, Ltd. (I)	60,065	52,271
Steinhoff International Holdings, Ltd. (L)	1,735,155	8,392,108
Super Group, Ltd. (I)	216,023	588,000
Telkom SA, Ltd. (I)	271,496	869,700
Telkom SA, Ltd., ADR (I)	3,000	37,950
Tiger Wheels, Ltd. (I)	32,678	0
Times Media Group, Ltd.	59,281	120,945
Tongaat Hulett, Ltd.	75,607	815,184
Trencor, Ltd.	100,698	623,441
Value Group, Ltd.	178,661	88,477
Wilson Bayly Holmes-Ovcon, Ltd.	4,210	55,137
Zeder Investments, Ltd.	224,532	89,045

		85,517,327
South Korea - 15.0%
Asia Cement Company, Ltd.	2,253	211,077
ASIA Holdings Company, Ltd.	986	116,037
Asia Paper Manufacturing Company, Ltd.	1,600	28,835
AUK Corp. (I)	19,670	38,644
Bookook Securities Company, Ltd.	4,950	57,689
BS Financial Group, Inc.	185,010	2,624,894
BYC Company, Ltd.	240	47,972
Chosun Refractories Company, Ltd.	1,708	144,062
CJ Corp.	3,321	425,386
CJ Korea Express Company, Ltd. (I)	5,790	615,868
Cosmochemical Company, Ltd. (I)	3,570	25,620
Dae Dong Industrial Company, Ltd.	9,000	69,329
Dae Han Flour Mills Company, Ltd.	1,232	167,434
Daechang Company, Ltd. (L)	43,270	39,882
Daeduck GDS Company, Ltd.	12,540	194,912
Daegu Department Store	9,340	175,461
Daehan Steel Company, Ltd. (L)	9,250	60,131
Daekyo Company, Ltd.	44,550	277,087
Daelim Industrial Company, Ltd.	32,582	2,657,815
Daelim Trading Company, Ltd.	1,417	5,386
Daesang Holdings Company, Ltd.	8,320	90,697
Daesung Holdings Company, Ltd. (L)	8,110	82,634
Daewoo Securities Company, Ltd.	62,611	483,913
Dahaam E-Tec Company, Ltd.	2,630	44,474
Daishin Securities Company, Ltd.	53,530	449,924
Daou Technology, Inc.	26,120	352,074
Dasan Networks, Inc. (I)	3,523	17,876
DGB Financial Group, Inc.	146,510	2,124,018
Dong Ah Tire & Rubber Company, Ltd.	10,970	199,235
Dong Yang Gang Chul Company, Ltd. (I)	2,200	5,019
Dong-Il Corp.	673	40,734
Dongbang Transport Logistics Company, Ltd.	5,500	12,302
Dongbu Corp. (I)(L)	12,860	34,164
Dongbu HiTek Company, Ltd. (I)	2,590	16,382
Dongbu Securities Company, Ltd.	32,430	109,605

66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Dongbu Steel Company, Ltd. (I)(L)	23,705	$85,237
Dongil Industries Company, Ltd.	1,340	65,320
Dongkuk Steel Mill Company, Ltd. (L)	42,070	494,247
Dongwha Pharmaceutical Company, Ltd.	16,190	84,251
Doosan Corp.	5,073	660,567
Doosan Engineering &
Construction Company, Ltd. (I)	3,141	53,275
DRB Holding Company, Ltd.	10,135	79,205
Eugene Investment &
Securities Company, Ltd. (I)	45,730	109,782
Fursys, Inc.	792	21,494
Gaon Cable Company, Ltd.	2,934	79,368
Golden Bridge Investment &
Securities Company, Ltd.	8,612	5,953
GS Engineering & Construction Corp. (L)	24,971	851,946
GS Holdings Corp.	42,665	1,936,377
Gwangju Shinsegae Company, Ltd.	1,055	240,274
Halla Engineering & Construction Corp.	14,352	89,318
Hana Financial Group, Inc.	329,548	12,080,493
Handok Pharmaceuticals Company, Ltd.	1,320	22,995
Hanil Cement Company, Ltd.	6,209	754,076
Hanjin Heavy Industries &
Construction Company, Ltd. (I)(L)	51,421	654,736
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (L)	14,860	142,035
Hanjin Shipping Company, Ltd. (I)(L)	66,686	403,966
Hanjin Shipping Holdings Company, Ltd. (I)	6,150	35,136
Hanjin Transportation Company, Ltd. (L)	11,210	281,551
Hankuk Glass Industries, Inc. (I)	1,970	32,303
Hankuk Paper Manufacturing Company, Ltd.	3,920	90,327
Hansol Paper Company, Ltd.	40,470	461,771
Hanwha Chemical Corp. (L)	67,510	1,231,009
Hanwha Corp.	38,140	1,152,663
Hanwha General Insurance Company, Ltd. (I)	5,524	25,047
Hanwha Investment &
Securities Company, Ltd. (I)	58,320	202,122
Hanwha Life Insurance Company, Ltd.	62,990	413,554
Hanwha Timeworld Company, Ltd.	2,650	80,369
Hanyang Securities Company, Ltd.	11,820	71,252
Heung-A Shipping Company, Ltd.	20,647	25,940
Hitejinro Holdings Company, Ltd.	7,640	102,784
HMC Investment Securities Company, Ltd.	17,256	164,112
HS R&A Company, Ltd.	2,470	44,434
Husteel Company, Ltd.	6,110	116,469
Hwacheon Machine Tool Company, Ltd.	940	46,948
Hyosung Corp.	21,955	1,588,283
Hyundai BNG Steel Company, Ltd. (I)	7,680	139,778
Hyundai Development Company	68,610	1,940,472
Hyundai Heavy Industries Company, Ltd.	950	188,981
Hyundai Mipo Dockyard (L)	8,486	1,241,044
Hyundai Securities Company, Ltd.	141,746	863,152
Hyundai Steel Company	54,387	3,527,756
Il Dong Pharmaceutical Company, Ltd.	10,050	126,512
Iljin Electric Company, Ltd.	2,300	17,837
Ilshin Spinning Company, Ltd.	867	115,927
Ilsung Pharmaceutical Company, Ltd.	1,895	135,468
Industrial Bank of Korea	161,767	2,057,302
INTOPS Company, Ltd.	1,185	24,509
Inzi Controls Company, Ltd.	6,050	33,484
IS Dongseo Company, Ltd. (I)	9,480	211,115
ISU Chemical Company, Ltd.	7,460	93,482
JB Financial Group Company, Ltd.	64,651	436,504
Jeil Pharmaceutical Company (L)	13,980	222,201

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Jeil Savings Bank (I)	1,820	$51
JW Pharmaceutical Corp.	657	10,468
KB Financial Group, Inc.	44,848	1,573,584
KB Financial Group, Inc., ADR (L)	335,545	11,794,407
KC Tech Company, Ltd.	9,012	55,969
KCC Corp.	5,518	2,832,629
Keangnam Enterprises, Ltd. (I)	8,628	33,301
Keyang Electric Machinery Company, Ltd.	13,000	41,594
KG Chemical Corp.	5,600	102,254
KISCO Corp.	3,841	98,864
KISCO Holdings Company, Ltd.	778	32,553
Kishin Corp.	3,179	22,348
KISWIRE, Ltd.	5,463	195,932
Kolon Corp.	1,959	38,722
Kolon Global Corp. (I)	7,660	18,332
Kolon Industries, Inc.	2,175	111,486
Korea Airport Service Company, Ltd.	2,720	72,807
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	20,278
Korea Electric Terminal Company, Ltd.	5,770	239,590
Korea Flange Company, Ltd.	4,810	62,672
Korea Investment Holdings Company, Ltd.	44,860	1,555,279
Korean Petrochemical Industrial Company, Ltd.	1,350	97,639
KPX Chemical Company, Ltd.	933	55,655
KTB Investment & Securities Company, Ltd. (I)	55,710	133,175
Kukdo Chemical Company, Ltd.	1,414	65,651
Kumho Electric Company, Ltd.	2,785	62,916
Kunsul Chemical Industrial Company, Ltd.	1,970	72,772
Kyeryong Construction
Industrial Company, Ltd. (I)	6,260	81,511
Kyobo Securities Company	12,618	70,506
Kyung-In Synthetic Corp.	7,860	31,408
Kyungbang, Ltd.	1,375	178,681
LG Corp.	77,528	4,225,860
LG Display Company, Ltd., ADR (I)(L)	475,368	5,942,100
LG Electronics, Inc.	112,002	6,846,786
LG Uplus Corp.	31,340	307,853
Livart Furniture Company, Ltd.	1,200	16,253
Lotte Chilsung Beverage Company, Ltd.	825	1,157,766
Lotte Confectionery Company, Ltd.	833	1,426,855
Lotte Shopping Company, Ltd.	11,217	3,533,218
Meritz Securities Company, Ltd.	230,139	493,981
Mi Chang Oil Industrial Company, Ltd.	905	61,089
Mirae Asset Securities Company, Ltd.	24,550	957,692
Moorim P&P Company, Ltd.	29,420	140,818
Moorim Paper Company, Ltd.	13,820	36,932
Motonic Corp.	4,725	48,849
Namhae Chemical Corp.	1,040	8,603
Namyang Dairy Products Company, Ltd.	559	455,462
Nexen Corp.	1,289	95,883
NH Investment & Securities Company, Ltd.	26,217	129,396
Nong Shim Holdings Company, Ltd.	2,560	247,385
NongShim Company, Ltd.	244	68,520
Pan Ocean Company, Ltd. (I)(L)	5,601	24,857
PaperCorea, Inc. (I)(L)	70,940	44,332
Poonglim Industrial Company, Ltd. (I)	189	391
Poongsan Corp.	1,190	28,587
Poongsan Holdings Corp.	5,382	158,560
POSCO	42,656	11,909,137
POSCO Coated & Color
Steel Company, Ltd. (I)	4,050	66,605
POSCO, ADR (L)	66,996	4,650,192
Pulmuone Holdings Company, Ltd.	620	59,136
S&T Dynamics Company, Ltd.	24,980	285,784

67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
S&T Holdings Company, Ltd.	11,230	$172,416
S&T Motiv Company, Ltd.	5,310	134,211
Saeron Automotive Corp.	5,550	57,429
Sam Young Electronics Company, Ltd.	10,510	102,783
Samick Musical Instruments Company, Ltd. (L)	24,370	68,968
Samsung C&T Corp.	25,927	1,507,413
Samsung SDI Company, Ltd.	29,290	4,447,789
Samyang Genex Company, Ltd.	1,448	125,541
Samyang Holdings Corp.	7,192	482,711
Samyang Tongsang Company, Ltd.	1,360	41,021
SAVEZONE I&C Corp.	16,880	86,317
SeAH Holdings Corp.	1,122	113,938
SeAH Steel Corp.	2,835	287,185
Sebang Company, Ltd.	11,820	206,695
Seohee Construction Company, Ltd. (I)(L)	40,163	25,269
SG Corp. (I)(L)	84,000	51,841
Shinhan Financial Group
Company, Ltd., ADR (L)	386,243	16,975,380
Shinhan Financial Group Company, Ltd.	100,617	4,451,923
Shinsegae Information &
Communication Company, Ltd.	1,038	76,734
Shinsung Solar Energy Company, Ltd. (I)	30,622	44,059
Shinsung Tongsang Company, Ltd. (I)(L)	24,560	26,389
Shinwon Corp. (I)	27,180	43,542
Shinyoung Securities Company, Ltd.	5,296	199,307
Silla Company, Ltd.	5,066	134,840
Sindoh Company, Ltd.	3,959	237,104
SK Gas Company, Ltd.	2,898	219,780
SK Holdings Company, Ltd.	29,622	5,379,818
SK Innovation Company, Ltd.	42,343	4,871,134
SK Networks Company, Ltd.	118,827	1,057,952
SK Securities Company, Ltd. (I)	198,250	134,443
Ssangyong Cement Industrial Company, Ltd. (I)	20,770	178,498
STX Engine Company, Ltd. (I)	800	2,638
STX Offshore &
Shipbuilding Company, Ltd. (I)	12,046	62,807
Sungshin Cement Company, Ltd. (I)	15,480	166,935
Tae Kyung Industrial Company, Ltd.	10,000	46,028
Taekwang Industrial Company, Ltd.	444	571,825
Taeyoung Engineering &
Construction Company, Ltd.	55,620	310,912
Tailim Packaging Industrial Company, Ltd.	30,000	61,005
TCC Steel	5,686	19,512
TK Chemical Corp. (I)	7,585	12,617
Tong Yang Moolsan Company, Ltd.	1,510	13,113
TONGYANG Securities, Inc. (L)	75,161	171,766
TS Corp.	5,232	147,365
Uangel Corp.	3,800	14,618
Unid Company, Ltd.	1,621	92,147
Union Steel	8,940	125,937
Wiscom Company, Ltd.	3,760	18,258
Woori Finance Holdings Company, Ltd.	318,977	3,640,253
Woori Finance Holdings
Company, Ltd., ADR (I)	100	3,465
Woori Financial Company, Ltd.	2,229	45,532
Woori Investment & Securities Company, Ltd.	131,401	1,093,873
YESCO Company, Ltd.	1,950	68,629
Yoosung Enterprise Company, Ltd. (L)	6,386	28,708
Youlchon Chemical Company, Ltd.	17,240	241,553
Young Poong Corp.	143	158,675
YuHwa Securities Company, Ltd.	3,410	38,466

		160,794,068

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 14.6%
Ability Enterprise Company, Ltd.	175,000	$111,860
Accton Technology Corp.	687,722	384,669
Acer, Inc. (I)	2,808,000	1,658,505
Aces Electronic Company, Ltd.	29,000	28,351
ACHEM Technology Corp. (I)	128,173	107,904
Action Electronics Company, Ltd. (I)	190,923	43,559
Advanced Connectek Inc (I)	52,000	23,095
Advanced International
Multitech Company, Ltd.	11,000	11,131
AGV Products Corp. (I)	568,100	186,763
AimCore Technology Company, Ltd.	26,990	30,867
Alcor Micro Corp.	31,000	38,607
Alpha Networks, Inc.	245,000	209,123
Altek Corp.	291,578	327,462
AMPOC Far-East Company, Ltd.	86,993	75,102
AmTRAN Technology Company, Ltd. (I)	327,185	209,376
APCB, Inc.	92,000	65,633
Arcadyan Technology Corp.	14,007	24,823
Ardentec Corp.	140,181	124,030
Asia Cement Corp.	1,983,692	2,478,863
Asia Optical Company, Inc. (I)	183,000	193,983
Asia Polymer Corp.	93,400	70,945
Asia Vital Components Company, Ltd.	148,328	108,044
AU Optronics Corp., ADR (I)(L)	904,460	3,147,521
Audix Corp. (I)	81,200	79,300
Avermedia Technologies, Inc.	163,000	72,318
Avision, Inc. (I)	154,751	51,696
AVY Precision Technology, Inc.	4,000	6,627
Bank of Kaohsiung	527,534	166,484
BES Engineering Corp.	2,195,700	617,467
Biostar Microtech International Corp.	67,000	27,547
Bright Led Electronics Corp. (I)	97,000	56,689
C Sun Manufacturing, Ltd.	59,000	52,466
Cameo Communications, Inc.	164,944	53,673
Capital Securities Corp.	1,013,069	373,307
Career Technology MFG. Company, Ltd.	78,000	86,610
Carnival Industrial Corp.	205,000	57,117
Cathay Chemical Works	93,000	54,379
Cathay Real Estate
Development Company, Ltd.	1,335,000	819,536
Central Reinsurance Company, Ltd.	299,290	154,375
ChainQui Construction
Development Company, Ltd.	75,000	66,575
Champion Building
Materials Company, Ltd. (I)	120,132	48,253
Chang Hwa Commercial Bank	2,719,137	1,613,662
Charoen Pokphand Enterprise	147,000	99,109
Chen Full International Company, Ltd.	21,000	21,158
Cheng Loong Corp.	1,412,320	647,560
Cheng Uei Precision Industry Company, Ltd.	125,629	266,654
Chia Chang Company, Ltd.	50,000	59,724
Chia Hsin Cement Corp. (I)	715,773	374,064
Chien Kuo Construction Company, Ltd.	172,785	80,151
Chien Shing Stainless Steel Company (I)	199,000	26,843
Chin-Poon Industrial Company, Ltd.	229,571	418,678
China Airlines, Ltd. (I)	2,177,910	720,002
China Chemical &
Pharmaceutical Company, Ltd.	196,000	151,890
China Development Financial Holdings Corp.	12,429,208	3,562,521
China Electric Manufacturing Corp.	93,000	41,310
China General Plastics Corp.	524,700	272,584
China Glaze Company, Ltd.	98,000	55,641
China Man-Made Fiber Corp. (I)	1,729,000	662,944

68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
China Metal Products Company, Ltd.	135,798	$175,999
China Motor Corp.	929,125	830,933
China Petrochemical Development Corp.	1,438,550	596,024
China Steel Corp.	709,000	597,767
China Steel Structure Company, Ltd.	50,000	55,756
China Synthetic Rubber Corp.	136,965	127,812
China Wire & Cable Company, Ltd. (I)	128,000	55,340
Chinese Maritime Transport, Ltd.	12,000	15,369
Chun Yu Works & Company, Ltd. (I)	161,000	63,524
Chun Yuan Steel	672,874	271,965
Chung Hsin Electric &
Machinery Manufacturing Corp.	292,000	203,560
Chung Hung Steel Corp. (I)	235,625	62,493
Chung Hwa Pulp Corp. (I)	501,610	146,587
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	288,276
CMC Magnetics Corp. (I)	4,348,000	685,132
CoAsia Microelectronics Corp.	40,950	20,628
Collins Company, Ltd.	134,626	49,332
Compal Electronics, Inc.	3,884,000	2,755,802
Compeq Manufacturing Company	1,453,000	866,150
Concord Securities Corp. (I)	135,000	37,282
Continental Holdings Corp.	821,000	291,443
Coretronic Corp.	114,000	136,474
Coxon Precise Industrial Company, Ltd.	59,000	104,895
CSBC Corp. Taiwan	147,100	91,834
D-Link Corp.	389,834	277,674
DA CIN Construction Company, Ltd.	62,000	57,780
Darfon Electronics Corp.	220,850	161,205
Delpha Construction Company, Ltd.	149,261	70,942
DFI, Inc.	6,000	8,337
Dynamic Electronics Company, Ltd. (I)	159,762	62,089
E Ink Holdings, Inc. (I)	150,000	87,215
E.Sun Financial Holding Company, Ltd.	5,018,416	3,028,238
Eastern Media International Corp. (I)	624,608	309,684
Edimax Technology Company, Ltd.	53,404	23,819
Edison Opto Corp. (I)	22,000	30,999
Edom Technology Company, Ltd.	141,000	74,192
Elite Material Company	113,000	102,976
Elitegroup Computer
Systems Company, Ltd. (I)	600,651	448,307
ENG Electric Company, Ltd.	46,000	39,438
EnTie Commercial Bank	53,000	23,638
Episil Technologies, Inc. (I)	140,000	64,239
Epistar Corp. (I)	608,000	1,464,488
Eternal Chemical Company, Ltd.	35,000	36,582
Etron Technology, Inc. (I)	149,000	73,009
Eva Airways Corp. (I)	24,000	12,089
Everest Textile Company, Ltd. (I)	230,000	99,594
Evergreen International Storage
& Transport Corp.	353,600	235,667
Evergreen Marine Corp., Ltd. (I)	1,928,291	1,128,846
Excelsior Medical Company, Ltd.	70,200	139,566
Far Eastern Department Stores Company, Ltd.	169,000	149,167
Far Eastern International Bank	1,963,078	697,365
Farglory Land Development Company, Ltd.	8,530	14,550
Federal Corp.	583,823	445,642
First Copper Technology Company, Ltd. (I)	356,000	128,724
First Financial Holding Company, Ltd.	6,760,794	4,023,368
First Insurance Company, Ltd.	193,475	121,341
First Steamship Company, Ltd.	249,104	151,186
Forhouse Corp.	323,099	135,066
Formosa Advanced
Technologies Company, Ltd.	24,000	15,228

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Formosa Epitaxy, Inc. (I)	329,000	$206,355
Formosa Oilseed Processing	88,578	37,689
Formosa Taffeta Company, Ltd.	1,399,000	1,564,949
Formosan Rubber Group, Inc.	272,000	266,460
Formosan Union Chemical	280,940	136,658
Fortune Electric Company, Ltd.	35,000	19,282
Founding Construction &
Development Company, Ltd.	93,756	59,627
Foxconn Technology Company, Ltd.	184,000	434,818
Foxlink Image Technology Company, Ltd.	67,000	48,395
Froch Enterprise Company, Ltd. (I)	41,000	13,952
FSP Technology, Inc.	72,229	74,682
Fubon Financial Holding Company, Ltd.	4,799,649	6,525,595
Fullerton Technology Company, Ltd. (I)	86,460	79,306
Fulltech Fiber Glass Corp.	149,616	59,297
Fwusow Industry Company, Ltd.	179,216	91,255
G Shank Enterprise Company, Ltd. (I)	55,000	44,697
G Tech Optoelectronics Corp.	60,000	76,789
Gallant Precision Machining Co Ltd. (I)	66,000	29,785
Gemtek Technology Corp.	199,697	199,145
Genesis Photonics, Inc. (I)	153,047	121,884
Getac Technology Corp.	460,000	258,311
Giantplus Technology Company, Ltd. (I)	30,000	14,360
Giga Solution Tech Company, Ltd. (I)	19,000	11,465
Gigabyte Technology Company, Ltd.	854,000	1,261,464
Gigastorage Corp. (I)	60,000	73,684
Gintech Energy Corp. (I)	258,349	244,689
Global Brands Manufacture, Ltd. (I)	171,806	61,064
Global Lighting Technologies, Inc.	23,000	24,204
Gloria Material Technology Corp.	283,350	223,129
Gold Circuit Electronics, Ltd. (I)	666,204	176,057
Goldsun Development &
Construction Company, Ltd.	1,644,714	638,234
Grand Pacific Petrochemical Corp.	783,000	476,653
Great Wall Enterprise Company, Ltd.	68,000	67,286
Green Energy Technology, Inc. (I)	221,194	189,113
GTM Corp. (I)	159,000	113,468
Hannstar Board Corp.	128,759	47,276
HannStar Display Corp. (I)	2,359,500	889,234
Harvatek Corp. (I)	131,521	85,606
Hey Song Corp.	177,000	191,606
Ho Tung Chemical Corp.	849,742	395,521
Hocheng Corp. (I)	424,500	147,388
Holy Stone Enterprise Company, Ltd.	118,300	171,891
Hong TAI Electric Industrial	351,000	117,165
Horizon Securities Company, Ltd.	223,000	73,345
Hsin Kuang Steel Company, Ltd.	312,085	201,054
Hsing TA Cement Company, Ltd.	435,000	183,691
Hua Eng Wire & Cable Company, Ltd.	923,000	353,437
Hua Nan Financial Holdings Company, Ltd.	2,716,018	1,540,486
Hung Ching Development &
Construction Company, Ltd.	173,000	97,887
Hung Poo Real Estate Development Corp.	123,000	113,468
Hung Sheng Construction Company, Ltd. (I)	713,200	544,655
Hwa Fong Rubber Company, Ltd. (I)	107,492	82,049
I-Chiun Precision Industry Company, Ltd.	98,000	80,619
Ichia Technologies, Inc.	478,180	371,505
Infortrend Technology, Inc.	118,000	81,776
Innolux Corp. (I)	5,839,767	2,010,177
Inotera Memories, Inc. (I)	1,847,000	1,453,093
Inventec Corp.	509,948	503,373
ITE Technology, Inc.	80,913	87,777
J Touch Corp. (I)	37,000	28,194

69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Janfusun Fancyworld Corp. (I)	15,071	$2,553
Jess-Link Products Company, Ltd. (I)	57,000	59,960
Jih Sun Financial Holdings Co Ltd.	89,000	24,595
K Laser Technology, Inc.	82,214	46,267
Kang Na Hsiung Enterprise Company, Ltd.	105,000	52,921
Kaulin Manufacturing Company, Ltd.	202,710	209,741
Kenmec Mechanical
Engineering Company, Ltd. (I)	44,000	23,771
King Yuan Electronics Company, Ltd.	1,771,796	1,472,177
King’s Town Bank	421,000	391,313
Kinko Optical Company, Ltd.	36,000	34,511
Kinpo Electronics, Inc.	1,828,269	710,292
KS Terminals, Inc.	44,000	66,486
Kuoyang Construction Company, Ltd.	52,335	28,829
Kwong Fong Industries	537,040	366,885
KYE System Corp.	213,000	105,930
L&K Engineering Company, Ltd.	74,000	66,852
LAN FA Textile	188,863	58,064
LCY Chemical Corp.	19,000	22,182
Leader Electronics, Inc.	51,000	26,761
Lealea Enterprise Company, Ltd.	1,037,163	371,951
LEE CHI Enterprises Company, Ltd.	118,000	72,787
Lelon Electronics Corp.	45,650	50,217
Leofoo Development Company, Ltd. (I)	125,969	48,913
LES Enphants Company, Ltd.	64,000	46,352
Li Peng Enterprise Company, Ltd. (I)	663,273	310,209
Lien Hwa Industrial Corp.	776,414	497,334
Lingsen Precision Industries, Ltd.	372,481	256,050
Lite-On Semiconductor Corp.	245,000	173,924
Lite-On Technology Corp.	1,888,466	2,823,316
Long Chen Paper Company, Ltd.	838,541	395,760
Lotes Company, Ltd.	44,000	153,983
Lucky Cement Corp. (I)	390,000	119,150
Macronix International (I)	3,734,001	775,228
Marketech International Corp.	82,000	59,952
Masterlink Securities Corp.	708,000	236,338
Mayer Steel Pipe Corp. (I)	321,379	142,551
Mega Financial Holding Company, Ltd.	11,907,098	9,240,614
Meiloon Industrial Company, Ltd.	107,684	73,027
Mercuries & Associates, Ltd.	56,000	36,438
Mercuries Life Insurance Company, Ltd. (I)	38,000	22,680
Micro-Star International Company, Ltd.	1,410,264	1,398,225
Mitac Holdings Corp. (I)	956,978	890,876
Mosel Vitelic, Inc. (I)	286,758	59,903
Nan Ya Printed Circuit Board Corp. (I)	87,000	104,405
Nantex Industry Company, Ltd.	32,550	20,111
Nien Hsing Textile Company, Ltd.	449,000	457,521
Nishoku Technology, Inc.	6,000	9,284
Optimax Technology Corp. (I)	103,000	18,396
OptoTech Corp.	305,000	159,684
Orient Semiconductor Electronics, Ltd. (I)	382,000	111,341
P-Two Industries, Inc.	14,000	6,952
Pacific Construction Company, Ltd.	89,289	29,137
Pan Jit International, Inc. (I)	249,000	119,719
Pan-International Industrial	32,320	23,804
Paragon Technologies Company, Ltd.	44,904	97,175
Pegatron Corp.	1,381,660	2,061,216
Phihong Technology Company, Ltd.	152,000	102,835
Plotech Company, Ltd. (I)	30,000	11,647
Portwell, Inc.	42,000	45,568
Pou Chen Corp.	622,348	880,713
Powercom Company, Ltd. (I)	85,600	13,383
Powertech Technology, Inc.	519,000	786,278

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
President Securities Corp.	564,285	$317,386
Prime Electronics Satellitics, Inc.	50,000	37,236
Prince Housing & Development Corp.	59,132	28,801
Prodisc Technology, Inc. (I)	762,000	0
Qisda Corp. (I)	1,550,280	515,488
Qualipoly Chemical Corp.	21,000	17,993
Quanta Storage, Inc.	131,000	167,815
Quintain Steel Company, Ltd. (I)	361,602	81,473
Radium Life Tech Company, Ltd.	398,247	343,756
Ralec Electronic Corp.	41,335	81,559
Rexon Industrial Corp., Ltd. (I)	63,456	24,768
Rich Development Company, Ltd.	131,000	61,567
Ritek Corp. (I)	4,226,029	676,745
Ruentex Industries, Ltd.	171,000	409,495
Sampo Corp.	902,338	375,368
Sanyang Industrial Company, Ltd.	316,859	526,175
Sheng Yu Steel Company, Ltd.	169,000	127,729
ShenMao Technology, Inc.	13,000	17,867
Shih Her Technologies, Inc.	29,000	65,297
Shih Wei Navigation Company, Ltd.	54,039	36,586
Shihlin Electric & Engineering Corp.	41,000	50,016
Shin Kong Financial Holding Company, Ltd.	4,814,135	1,523,735
Shin Zu Shing Company, Ltd.	56,000	136,026
Shinkong Insurance Company, Ltd.	142,000	110,854
Shinkong Synthetic Fibers Corp.	2,221,239	745,384
Shuttle, Inc.	112,000	46,605
Sigurd Microelectronics Corp. (I)	341,293	332,322
Silicon Integrated Systems Corp. (I)	440,000	132,545
Silitech Technology Corp.	60,000	69,660
Singatron Enterprise Company, Ltd.	17,000	9,756
Sinon Corp.	368,650	204,712
SinoPac Financial Holdings Company, Ltd.	9,509,270	4,586,828
Siward Crystal Technology Company, Ltd. (I)	64,213	42,117
Solar Applied Materials Technology Company	38,000	33,624
Solartech Energy Corp. (I)	149,624	114,159
Solomon Technology Corp. (I)	87,682	55,299
Solytech Enterprise Corp. (I)	72,000	27,831
Southeast Cement Company, Ltd.	295,000	164,789
Spirox Corp. (I)	127,068	57,503
Sunonwealth Electric Machine
Industry Company, Ltd.	19,000	13,219
Sunplus Technology Company, Ltd. (I)	409,000	173,677
Sunrex Technology Corp.	71,000	31,899
Super Dragon Technology Company, Ltd.	3,000	2,123
Supreme Electronics Company, Ltd.	198,672	125,264
Sweeten Construction Company, Ltd.	37,463	24,635
TA Chen Stainless Pipe (I)	673,788	322,232
Ta Chong Bank, Ltd. (I)	2,790,640	932,133
Ta Chong Securities Company, Ltd. (I)	51,000	18,821
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	218,522
TA-I Technology Company, Ltd.	75,106	43,468
Tah Hsin Industrial Company, Ltd. (I)	217,000	209,511
Taichung Commercial Bank	2,210,963	748,865
Tainan Enterprises Company, Ltd.	194,250	216,514
Tainan Spinning Company, Ltd.	1,729,697	1,308,923
Taishin Financial Holdings Company, Ltd.	8,631,395	3,917,210
Taisun Enterprise Company, Ltd. (I)	73,032	35,533
Taita Chemical Company, Ltd. (I)	140,028	51,087
Taiwan Business Bank (I)	4,097,732	1,211,664
Taiwan Cement Corp.	2,901,983	4,488,486
Taiwan Cogeneration Corp.	359,434	223,741
Taiwan Cooperative Financial
Holding Company, Ltd.	6,573,473	3,522,770

70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Fertilizer Company, Ltd.	201,000	$421,852
Taiwan Fire & Marine Insurance Company	6,000	4,756
Taiwan FU Hsing Industrial Company, Ltd.	45,000	46,454
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	9,569
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	533,376	199,869
Taiwan Mask Corp. (I)	407,150	135,810
Taiwan Navigation Company, Ltd.	49,000	38,644
Taiwan PCB Techvest Company, Ltd.	78,000	104,724
Taiwan Pulp & Paper Corp. (I)	417,640	171,743
Taiwan Sakura Corp.	15,000	11,568
Taiwan Semiconductor Company, Ltd.	47,000	56,730
Taiwan Styrene Monomer Corp. (I)	24,121	13,972
Taiwan Surface Mounting
Technology Company, Ltd.	23,100	34,327
Taiwan TEA Corp. (I)	546,000	445,518
Taiwan Union Technology Corp.	65,000	60,152
Taiyen Biotech Company, Ltd.	230,137	211,911
Tatung Company, Ltd. (I)	2,366,200	739,150
Teco Electric & Machinery Company, Ltd.	2,874,000	3,216,309
Tekcore Company, Ltd. (I)	17,000	8,598
Tex-Ray Industrial Company, Ltd.	91,800	47,418
The Ambassador Hotel	54,000	50,662
Thinking Electronic Industrial Company, Ltd.	52,000	83,157
Ton Yi Industrial Corp.	52,200	59,446
Tong Yang Industry Company, Ltd.	233,627	341,394
Tong-Tai Machine & Tool Company, Ltd.	112,363	120,591
Topoint Technology Company, Ltd.	70,212	57,232
Transasia Airways Corp.	48,000	19,250
Tripod Technology Corp.	15,000	29,581
Tung Ho Steel Enterprise Corp.	266,000	226,114
TXC Corp.	54,000	72,303
TYC Brother Industrial Company, Ltd. (I)	131,511	83,350
Tycoons Group Enterprise Company, Ltd. (I)	367,768	66,915
Tyntek Corp. (I)	209,096	75,132
TZE Shin International Company, Ltd.	50,698	19,417
U-Tech Media Corp. (I)	180,000	43,935
Unimicron Technology Corp.	1,112,000	896,885
Union Bank of Taiwan (I)	811,539	289,573
Unitech Computer Company, Ltd. (I)	158,039	82,070
Unitech Printed Circuit Board Corp. (I)	717,975	290,868
United Microelectronics Corp.	14,036,794	5,958,595
Universal Cement Corp.	821,108	824,818
Unizyx Holding Corp. (I)	377,000	226,387
UPC Technology Corp.	956,156	427,614
USI Corp.	92,000	59,585
Ve Wong Corp.	93,993	73,494
Wafer Works Corp. (I)	268,342	147,091
Wah Hong Industrial Corp.	7,988	8,266
Wah Lee Industrial Corp.	98,000	196,577
Walsin Lihwa Corp. (I)	4,214,000	1,344,364
Walsin Technology Corp. (I)	858,044	249,648
Walton Advanced Engineering, Inc. (I)	229,584	88,501
Wan Hai Lines, Ltd.	149,050	72,058
Waterland Financial Holding Company, Ltd.	3,066,393	948,175
Ways Technical Corp., Ltd.	17,000	26,296
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	15,751
Wei Mon Industry Company, Ltd. (I)	211,815	70,682
Weikeng Industrial Company, Ltd.	54,500	44,511
Well Shin Technology Company, Ltd.	30,000	61,303
Winbond Electronics Corp. (I)	4,720,000	1,237,970
Wintek Corp. (I)	1,535,000	505,488

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Wistron Corp.	1,371,472	$1,130,062
WT Microelectronics Company, Ltd.	78,509	100,799
WUS Printed Circuit Company, Ltd.	520,000	262,815
Yageo Corp.	2,483,600	1,139,840
Yang Ming Marine Transport Corp. (I)	786,500	331,314
YC Company, Ltd.	171,561	128,944
YC INOX Company, Ltd.	187,000	167,395
YeaShin International
Development Company, Ltd.	27,000	20,603
YFY, Inc.	1,678,202	761,623
Yi Jinn Industrial Company, Ltd. (I)	301,996	86,941
Yieh Phui Enterprise Company, Ltd. (I)	1,775,363	550,960
Young Fast Optoelectronics Company, Ltd.	103,000	103,426
Yuanta Financial Holdings Company, Ltd.	7,417,705	3,748,956
Yufo Electronics Company, Ltd.	12,000	7,846
Yulon Motor Company, Ltd.	653,000	1,080,766
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	10,787	27,769
Zenitron Corp.	150,000	90,210
Zig Sheng Industrial Company, Ltd. (I)	352,908	114,998

		156,439,424
Thailand - 2.9%
A.J. Plast PCL	117,500	36,040
AAPICO Hitech PCL	144,720	57,103
AP Thailand PCL	777,700	124,662
Asia Plus Securities PCL	74,100	7,766
Bangkok Bank PCL	760,200	4,190,914
Bangkok Bank PCL, Foreign Shares	109,500	606,945
Bangkok Expressway PCL	565,700	575,465
Bangkok Insurance PCL	4,550	48,810
Bangkokland PCL (L)	9,510,100	451,466
Banpu PCL (L)	1,122,000	968,434
Cal-Comp Electronics Thailand PCL (L)	1,955,512	165,170
Capital Nomura Securities PCL	164,400	12,365
Eastern Water Resources Development &
Management PCL	181,200	63,677
Esso Thailand PCL	1,389,900	261,356
G J Steel PCL (I)	58,717,750	108,603
G Steel PCL (I)	3,947,700	18,254
Hana Microelectronics PCL	328,800	309,137
IRPC PCL	9,283,000	984,387
KGI Securities Thailand PCL	566,200	58,994
Kiatnakin Bank PCL	434,200	568,850
Krung Thai Bank PCL	5,026,900	2,897,751
Krungthai Card PCL	95,800	102,622
MBK PCL	41,800	185,549
Padaeng Industry PCL (I)	85,700	30,645
Polyplex PCL	266,900	83,098
Pranda Jewelry PCL	214,300	44,591
Precious Shipping PCL	394,200	343,285
Property Perfect PCL	1,534,900	42,584
PTT Global Chemical PCL	1,799,600	4,008,049
PTT PCL	788,500	7,267,617
Quality House PCL	352,333	32,800
Regional Container Lines PCL (I)	582,300	115,778
Saha-Union PCL	204,000	246,825
Sahaviriya Steel Industries PCL (I)	9,648,400	89,227
Sansiri PCL	2,762,600	160,953
SC Asset Corp. PCL	1,517,063	149,649
Siam Future Development PCL	159,075	27,215
Somboon Advance Technology PCL	68,200	33,637
Sri Trang Agro-Industry PCL (L)	518,700	244,640
Srithai Superware PCL	28,300	17,709

71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Tata Steel Thailand PCL (I)	5,227,800	$117,642
Thai Airways International PCL (L)	952,800	411,196
Thai Carbon Black PCL	44,000	35,604
Thai Oil PCL (L)	923,900	1,509,454
Thai Stanley Electric PCL	700	4,380
Thanachart Capital PCL	811,900	900,999
The Bangchak Petroleum PCL	805,100	775,566
Thitikorn PCL	59,000	17,187
Thoresen Thai Agencies PCL (I)(L)	796,541	520,551
TMB Bank PCL	11,554,900	876,235
TPI Polene PCL	1,302,600	445,711
Vanachai Group PCL	940,600	99,163
Vinythai PCL	276,900	91,333

		31,547,643
Turkey - 1.4%
Adana Cimento Sanayii TAS, Class A	60,198	108,501
Akenerji Elektrik Uretim AS (I)	150,806	69,743
Akfen Holding AS	42,353	78,911
Aksa Akrilik Kimya Sanayi AS	104,930	334,317
Alarko Holding AS	100,330	216,980
Albaraka Turk Katilim Bankasi AS	47,374	33,898
Anadolu Anonim Tuerk Sigorta Sirketi (I)	360,610	237,450
Anadolu Cam Sanayii AS	125,202	98,100
Asya Katilim Bankasi AS (I)(L)	371,165	244,628
Aygaz AS	110,080	433,269
Baticim Bati Anadolu Cimento Sanayii AS (I)	16,440	44,452
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	66,572	174,648
Deva Holding AS (I)	47,695	36,762
Dogan Sirketler Grubu Holdings AS (I)(L)	1,464,692	458,786
Eczacibasi Yatirim Holding Ortakligi AS	27,948	65,727
EGE Seramik Sanayi ve Ticaret AS	19,278	24,070
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	270,038
Eregli Demir ve Celik Fabrikalari TAS	998,993	1,288,578
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	41,206
Global Yatirim Holding AS (L)	380,889	211,904
Goldas Kuyumculuk Sanayi Ithalat ve
Ihracat AS (I)	54,846	5,383
GSD Holding AS (I)	418,949	183,990
Hurriyet Gazetecilik AS (I)	291,507	77,627
Ihlas Holding AS (I)(L)	481,506	87,675
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	14,453	16,396
Is Finansal Kiralama AS	91,809	37,361
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A (I)	21,262	21,277
Karsan Otomotiv Sanayii ve Ticaret AS (I)	100,721	42,782
KOC Holdings AS	292,261	1,232,053
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret AS	81,873	112,161
Menderes Tekstil Sanayi ve Ticaret AS (I)	171,704	34,467
Metro Ticari ve Mali Yatirimlar Holding AS (I)	49,860	14,672
Parsan Makina Parcalari (I)	48,236	64,319
Pinar Entegre Et ve Un Sanayi AS	36,324	171,330
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	168,256	233,543
Sasa Polyester Sanayi (I)	105,156	58,578
Sekerbank TAS (I)	472,361	423,641
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	47,562
Soda Sanayii AS	92,733	126,945
Tekfen Holding AS (L)	210,781	481,207
Tekstil Bankasi AS (I)	84,007	51,401
Trakya Cam Sanayi AS	430,014	423,959

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Turcas Petrol AS	47,466	$50,332
Turkiye Is Bankasi, Class C	993,689	2,206,287
Turkiye Sinai Kalkinma Bankasi AS	753,058	644,046
Turkiye Sise ve Cam Fabrikalari AS (L)	757,627	821,453
Turkiye Vakiflar Bankasi Tao, Class D	1,023,771	1,932,779
Uzel Makina Sanayii AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	94,328
Yapi ve Kredi Bankasi AS (L)	360,334	683,812

		14,853,334
Ukraine - 0.0%
Kernel Holding SA (I)	3,169	30,651
United States - 0.0%
Integrated Memory Logic, Ltd.	9,000	21,013

TOTAL COMMON STOCKS (Cost $1,033,169,745)		$1,024,352,753

PREFERRED SECURITIES - 3.0%
Brazil - 2.9%
Banco ABC Brasil SA	77,050	429,565
Banco Daycoval SA	88,000	349,828
Banco Industrial e Comercial SA	155,800	545,197
Banco Panamericano SA	1,800	2,975
Banco Pine SA	38,200	146,133
Banco Sofisa SA	57,800	70,053
Cia Ferro Ligas da Bahia - Ferbasa	117,424	662,418
Eucatex SA Industria e Comercio	45,078	106,884
Forjas Taurus SA	45,805	30,483
Gerdau SA	318,957	2,041,100
Inepar SA Industria e Construcoes	91,948	27,556
Parana Banco SA	21,400	102,520
Petroleo Brasileiro SA	1,143,168	7,950,283
Suzano Papel e Celulose SA, A Shares	379,300	1,400,852
Unipar Carbocloro SA	767,100	148,755
Usinas Siderurgicas de Minas Gerais SA,
A Shares	641,085	2,890,392
Vale SA	1,198,077	14,969,362

		31,874,356
Colombia - 0.1%
Grupo de Inversiones Suramericana SA	37,970	708,590

TOTAL PREFERRED SECURITIES (Cost $38,299,950)		$32,582,946

RIGHTS - 0.0%
Handok, Inc. (Expiration Date: 04/23/2014;
Strike Price: KRW 16400.00) (I)	121	239
Royal Bafokeng Platinum Ltd. (Expiration
Date: 04/11/2014; Strike Price:
ZAR 5500.00) (I)	1,152	1,126

TOTAL RIGHTS (Cost $0)		$1,365

WARRANTS - 0.0%
Loxley PCL (Expiration Date: 04/21/2016;
Strike Price: THB 7.00) (I)	837	7
Symphony Life BHD (Expiration Date:
11/11/2020; Strike Price: MYR 1.10) (I)	48,813	4,260
Thoresen Thai Agencies PCL (Strike Price:
THB 14.00) (I)(L)(N)	61,272	11,994

TOTAL WARRANTS (Cost $3,143)		$16,261

72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 11.6%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	12,347,802	123,564,456

TOTAL SECURITIES LENDING
COLLATERAL (Cost $123,561,764)		$123,564,456

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
State Street Institutional Liquid Reserves
Fund, 0.0774% (Y)	1,320,170	1,320,170

TOTAL SHORT-TERM INVESTMENTS (Cost $1,320,170)		$1,320,170

Total Investments (Emerging Markets Value Trust)
(Cost $1,196,354,772) - 110.4%		$1,181,837,951
Other assets and liabilities, net - (10.4%)		(111,521,924)

TOTAL NET ASSETS - 100.0%		$1,070,316,027

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.4%
Consumer Discretionary - 10.4%
Auto Components - 0.6%
Johnson Controls, Inc.	287,500	$13,604,500
Automobiles - 1.1%
Ford Motor Company	718,800	11,213,280
General Motors Company	334,998	11,530,631

		22,743,911
Distributors - 0.6%
Genuine Parts Company	140,600	12,211,110
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	463,800	17,559,468
Household Durables - 0.1%
Whirlpool Corp.	14,500	2,167,170
Leisure Products - 1.0%
Mattel, Inc.	538,775	21,610,265
Media - 3.5%
Cablevision Systems Corp., Class A (L)	533,000	8,991,710
Comcast Corp., Class A	198,300	9,918,966
Pearson PLC	252,556	4,483,778
The Madison Square Garden, Inc., Class A (I)	152,400	8,653,272
The New York Times Company, Class A (L)	488,000	8,354,560
The Walt Disney Company	143,500	11,490,045
Time Warner, Inc.	341,500	22,310,195

		74,202,526
Multiline Retail - 1.8%
Kohl’s Corp.	395,100	22,441,680
Macy’s, Inc.	267,700	15,871,933

		38,313,613
Specialty Retail - 0.6%
Staples, Inc. (L)	952,400	10,800,216
Tiffany & Company	14,900	1,283,635

		12,083,851
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	125,600	6,237,296

		220,733,710

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 5.0%
Beverages - 0.9%
Dr. Pepper Snapple Group, Inc.	35,900	$1,955,114
PepsiCo, Inc.	215,300	17,977,550

		19,932,664
Food Products - 2.4%
Archer-Daniels-Midland Company	537,900	23,339,481
Campbell Soup Company (L)	426,500	19,141,320
McCormick & Company, Inc.	120,300	8,630,322

		51,111,123
Household Products - 1.2%
The Clorox Company (L)	232,800	20,488,728
The Procter & Gamble Company	53,800	4,336,280

		24,825,008
Personal Products - 0.5%
Avon Products, Inc.	728,300	10,662,312

		106,531,107
Energy - 14.3%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (L)	244,700	11,931,572
Schlumberger, Ltd.	235,500	22,961,250

		34,892,822
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	228,600	19,376,136
Apache Corp.	431,300	35,776,335
BP PLC, ADR	234,775	11,292,678
Chevron Corp.	385,700	45,863,587
ConocoPhillips	119,700	8,420,895
CONSOL Energy, Inc.	395,300	15,792,235
Eni SpA	185,535	4,652,547
Exxon Mobil Corp.	400,000	39,072,000
Hess Corp.	287,500	23,828,000
Murphy Oil Corp.	331,500	20,838,090
Petroleo Brasileiro SA, ADR (L)	824,500	10,842,175
Royal Dutch Shell PLC, ADR	418,300	30,560,998
Talisman Energy, Inc.	374,900	3,741,502

		270,057,178

		304,950,000
Financials - 19.3%
Banks - 11.3%
Bank of America Corp.	2,093,993	36,016,680
JPMorgan Chase & Company	935,375	56,786,616
Regions Financial Corp.	754,400	8,381,384
SunTrust Banks, Inc.	547,400	21,781,046
The PNC Financial Services Group, Inc.	359,400	31,267,800
U.S. Bancorp	880,000	37,716,800
Wells Fargo & Company	957,400	47,621,076

		239,571,402
Capital Markets - 2.0%
Legg Mason, Inc.	411,102	20,160,442
Northern Trust Corp.	323,500	21,208,660
The Bank of New York Mellon Corp.	13,524	477,262

		41,846,364
Consumer Finance - 1.0%
American Express Company	243,100	21,886,293
Diversified Financial Services - 0.1%
McGraw-Hill Financial, Inc.	37,400	2,853,620

73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 3.9%
Loews Corp.	144,600	$6,369,630
Marsh & McLennan Companies, Inc.	547,900	27,011,470
Sun Life Financial, Inc. (L)	240,900	8,342,367
The Allstate Corp.	431,300	24,402,954
The Chubb Corp.	105,400	9,412,220
Willis Group Holdings PLC	145,500	6,420,915

		81,959,556
Real Estate Investment Trusts - 1.0%
Digital Realty Trust, Inc.	157,000	8,333,560
Weyerhaeuser Company	476,000	13,970,600

		22,304,160

		410,421,395
Health Care - 6.3%
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc. (L)	209,900	12,157,408
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Company	421,525	21,898,224
GlaxoSmithKline PLC	408,081	10,881,615
Johnson & Johnson	333,000	32,710,590
Merck & Company, Inc.	476,250	27,036,713
Pfizer, Inc.	883,235	28,369,508

		120,896,650

		133,054,058
Industrials - 14.7%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	299,500	27,781,620
The Boeing Company	178,000	22,337,220

		50,118,840
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	225,200	21,929,976
Airlines - 1.0%
United Continental Holdings, Inc. (I)	466,500	20,819,895
Building Products - 1.0%
Masco Corp.	519,200	11,531,432
USG Corp. (I)(L)	282,700	9,249,944

		20,781,376
Electrical Equipment - 1.7%
Eaton Corp. PLC	158,304	11,891,796
Emerson Electric Company	365,600	24,422,080

		36,313,876
Industrial Conglomerates - 2.7%
General Electric Company	2,248,900	58,224,021
Machinery - 3.9%
Deere & Company	138,200	12,548,560
Illinois Tool Works, Inc.	358,500	29,156,805
Joy Global, Inc. (L)	233,300	13,531,400
Stanley Black & Decker, Inc.	172,800	14,038,272
Xylem, Inc.	365,548	13,313,258

		82,588,295
Road & Rail - 1.0%
Norfolk Southern Corp.	215,300	20,920,701

		311,696,980
Information Technology - 9.8%
Communications Equipment - 1.8%
Cisco Systems, Inc.	759,200	17,013,672

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Harris Corp.	294,000	$21,509,040

		38,522,712
Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	1,078,200	22,448,124
IT Services - 1.0%
Computer Sciences Corp.	231,724	14,093,454
The Western Union Company	435,700	7,128,052

		21,221,506
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	297,200	15,793,208
Applied Materials, Inc.	905,300	18,486,226
Texas Instruments, Inc.	344,100	16,224,315

		50,503,749
Software - 1.6%
CA, Inc.	181,200	5,611,764
Microsoft Corp.	675,425	27,685,671

		33,297,435
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	46,700	25,065,758
Dell, Inc.	1,271,400	17,481,750

		42,547,508

		208,541,034
Materials - 4.8%
Chemicals - 1.1%
E.I. du Pont de Nemours & Company	189,300	12,702,030
Potash Corp. of Saskatchewan, Inc.	264,700	9,587,434

		22,289,464
Construction Materials - 0.8%
Vulcan Materials Company	254,400	16,904,880
Containers & Packaging - 0.5%
MeadWestvaco Corp.	286,100	10,768,804
Metals & Mining - 1.2%
Newmont Mining Corp.	331,200	7,763,328
Nucor Corp.	360,000	18,194,400

		25,957,728
Paper & Forest Products - 1.2%
International Paper Company	577,900	26,514,052

		102,434,928
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	880,249	30,870,332
CenturyLink, Inc.	313,017	10,279,478
Telefonica SA	399,236	6,326,587
Verizon Communications, Inc.	377,300	17,948,161
Verizon Communications, Inc.	64,085	3,047,873

		68,472,431
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,329,103	4,887,539

		73,359,970
Utilities - 5.4%
Electric Utilities - 3.8%
Duke Energy Corp.	336,519	23,966,883
Entergy Corp.	279,700	18,697,944
Exelon Corp.	503,600	16,900,816

74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
FirstEnergy Corp.	282,400	$9,610,072
Xcel Energy, Inc.	422,600	12,830,136

		82,005,851
Independent Power and Renewable Electricity
Producers - 0.4%
AES Corp.	558,200	7,971,096
Multi-Utilities - 1.2%
NiSource, Inc.	701,700	24,931,401

		114,908,348

TOTAL COMMON STOCKS (Cost $1,320,016,395)		$1,986,631,530

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Weyerhaeuser Company, 6.375%	19,750	1,078,350

TOTAL PREFERRED SECURITIES (Cost $987,500)		$1,078,350

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	9,970,101	99,770,801

TOTAL SECURITIES LENDING
COLLATERAL (Cost $99,769,011)		$99,770,801

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	2,000,009	2,000,009
T. Rowe Price Reserve Investment
Fund, 0.0633% (Y)	131,532,262	131,532,262

TOTAL SHORT-TERM INVESTMENTS (Cost $133,532,271)		$133,532,271

Total Investments (Equity-Income Trust)
(Cost $1,554,305,177) - 104.5%		$2,221,012,952
Other assets and liabilities, net - (4.5%)		(95,060,866)

TOTAL NET ASSETS - 100.0%		$2,125,952,086

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.9%
Energy - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources, Ltd.	200,060	$7,676,302
Financials - 83.6%
Banks - 14.4%
ICICI Bank, Ltd., ADR	34,573	1,514,297
JPMorgan Chase & Company	62,880	3,817,445
SKBHC Holdings LLC (I)(R)	516	3,222,904
U.S. Bancorp	86,949	3,726,634
Wells Fargo & Company	275,881	13,722,323

		26,003,603
Capital Markets - 16.3%
Julius Baer Group, Ltd. (I)	191,194	8,491,065
The Bank of New York Mellon Corp.	315,586	11,137,030
The Charles Schwab Corp.	136,682	3,735,519

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc.	37,158	$6,088,338

		29,451,952
Consumer Finance - 9.8%
American Express Company	196,478	17,688,914
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class A (I)	20	3,747,001
Insurance - 36.5%
ACE, Ltd.	55,020	5,450,281
Alleghany Corp. (I)	20,829	8,485,318
American International Group, Inc.	208,620	10,433,086
Everest Re Group, Ltd.	57,928	8,865,880
Loews Corp.	181,805	8,008,510
Markel Corp. (I)	19,654	11,715,749
Marsh & McLennan Companies, Inc.	111,210	5,482,653
The Progressive Corp.	306,360	7,420,039

		65,861,516
Real Estate Management & Development - 4.5%
Brookfield Asset Management, Inc., Class A	198,990	8,128,742

		150,881,728
Information Technology - 10.0%
Internet Software & Services - 3.0%
Google, Inc., Class A (I)	4,800	5,349,648
IT Services - 7.0%
Cielo SA	80,553	2,567,117
Visa, Inc., Class A	46,633	10,066,199

		12,633,316

		17,982,964

TOTAL COMMON STOCKS (Cost $126,737,206)		$176,540,994

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreement - 2.2%
Repurchase Agreement with State Street Corp.
dated 03/31/14 at 0.000% to be repurchased
at $4,033,000 on 04/01/14, collateralized by
$4,340,000 U.S. Treasury Notes, 1.125%
due 04/30/2020 (valued at $4,117,575,
including interest)	$4,033,000	$4,033,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,033,000)		$4,033,000

Total Investments (Financial Services Trust)
(Cost $130,770,206) - 100.1%		$180,573,994
Other assets and liabilities, net - (0.1%)		(136,553)

TOTAL NET ASSETS - 100.0%		$180,437,441

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
Equity - 66.8%
Global, Series NAV (Templeton)	22,186,542	$466,804,850
Mutual Shares, Series NAV (Franklin)	33,224,544	466,804,850

		933,609,700

75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Franklin Templeton Founding
Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 33.2%
Income, Series NAV (Franklin)	37,165,031	$463,819,585

TOTAL INVESTMENT COMPANIES (Cost $1,054,486,567)		$1,397,429,285

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,054,486,567) - 100.0%		$1,397,429,285
Other assets and liabilities, net - 0.0%		(91,227)

TOTAL NET ASSETS - 100.0%		$1,397,338,058

Fundamental All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 24.7%
Diversified Consumer Services - 1.6%
Apollo Education Group, Inc. (I)	735,212	$25,173,659
Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	307,223	22,544,024
Household Durables - 8.3%
Lennar Corp., Class A	1,888,777	74,833,345
NVR, Inc. (I)	28,349	32,516,303
Tempur Sealy International, Inc. (I)	551,245	27,931,584

		135,281,232
Internet & Catalog Retail - 8.9%
Amazon.com, Inc. (I)	366,227	123,242,710
Blue Nile, Inc. (I)	606,917	21,120,712

		144,363,422
Specialty Retail - 4.5%
Advance Auto Parts, Inc.	403,568	51,051,352
Lowe’s Companies, Inc.	461,433	22,564,074

		73,615,426

		400,977,763
Consumer Staples - 2.6%
Beverages - 2.6%
Diageo PLC, ADR	140,892	17,553,734
SABMiller PLC	507,666	25,384,441

		42,938,175

		42,938,175
Energy - 8.2%
Energy Equipment & Services - 4.7%
National Oilwell Varco, Inc.	233,408	18,175,481
Schlumberger, Ltd.	189,609	18,486,878
Weatherford International, Ltd. (I)	2,278,796	39,559,899

		76,222,258
Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.	724,406	24,542,875
Occidental Petroleum Corp.	152,124	14,495,896
Range Resources Corp.	208,788	17,323,140

		56,361,911

		132,584,169

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 26.4%
Banks - 10.3%
Bank of America Corp.	4,710,658	$81,023,318
CIT Group, Inc.	361,708	17,730,926
Citigroup, Inc.	327,571	15,592,380
JPMorgan Chase & Company	876,770	53,228,707

		167,575,331
Capital Markets - 12.5%
AllianceBernstein Holding LP	1,392,120	34,761,236
Morgan Stanley	1,540,553	48,019,037
Northern Trust Corp.	317,745	20,831,362
T. Rowe Price Group, Inc.	502,943	41,417,356
The Goldman Sachs Group, Inc.	352,732	57,795,138

		202,824,129
Insurance - 3.6%
American International Group, Inc.	1,164,090	58,216,141

		428,615,601
Health Care - 1.6%
Health Care Providers & Services - 1.6%
AMN Healthcare Services, Inc. (I)	1,893,575	26,017,721
Industrials - 7.1%
Aerospace & Defense - 2.7%
L-3 Communications Holdings, Inc.	152,787	18,051,784
TransDigm Group, Inc.	146,839	27,194,583

		45,246,367
Electrical Equipment - 1.5%
Sensata Technologies Holding NV (I)	567,002	24,176,965
Professional Services - 1.2%
IHS, Inc., Class A (I)	158,528	19,261,152
Trading Companies & Distributors - 1.7%
United Rentals, Inc. (I)	289,702	27,504,308

		116,188,792
Information Technology - 26.5%
Communications Equipment - 5.3%
QUALCOMM, Inc.	1,088,340	85,826,492
Internet Software & Services - 11.3%
Bankrate, Inc. (I)	3,209,436	54,367,846
Facebook, Inc., Class A (I)	1,213,869	73,123,469
Google, Inc., Class A (I)	50,091	55,826,920

		183,318,235
IT Services - 1.0%
VeriFone Systems, Inc. (I)	480,583	16,253,317
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	128,408	68,921,710
EMC Corp.	1,908,843	52,321,387
NetApp, Inc.	646,664	23,861,899

		145,104,996

		430,503,040
Materials - 2.3%
Containers & Packaging - 2.3%
Avery Dennison Corp.	737,227	37,355,292

TOTAL COMMON STOCKS (Cost $1,243,549,976)		$1,615,180,553

76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2014 at 0.060% to be
repurchased at $9,785,000 on 04/01/2014,
collateralized by $9,785,016 U.S. Treasury
Notes, 1.375% due 09/30/2018 (valued at
$9,980,807, including interest)	$9,785,000	$9,785,000
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $3,534,000 on 04/01/2014
collateralized by $3,755,000 U.S. Treasury
Notes 1.375% due 05/31/2020 (valued at
$3,604,800 including interest)	3,534,000	3,534,000

		13,319,000

TOTAL SHORT-TERM INVESTMENTS (Cost $13,319,000)		$13,319,000

Total Investments (Fundamental All Cap Core Trust)
(Cost $1,256,868,976) - 100.2%		$1,628,499,553

Other assets and liabilities, net - (0.2%)		(2,724,714)
TOTAL NET ASSETS - 100.0%		$1,625,774,839

Fundamental Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 14.7%
Diversified Consumer Services - 2.0%
Apollo Education Group, Inc. (I)	657,387	$22,508,933
Household Durables - 6.1%
Dorel Industries, Inc., Class B	125,958	4,214,551
Lennar Corp., Class A	983,122	38,951,294
Tempur Sealy International, Inc. (I)	461,858	23,402,345

		66,568,190
Specialty Retail - 5.2%
Advance Auto Parts, Inc.	260,576	32,962,864
Lowe’s Companies, Inc.	496,130	24,260,757

		57,223,621
Textiles, Apparel & Luxury Goods - 1.4%
Adidas AG	138,982	15,028,010

		161,328,754
Consumer Staples - 10.2%
Beverages - 5.7%
Diageo PLC, ADR	125,877	15,683,015
Heineken Holding NV	175,793	11,351,000
PepsiCo, Inc.	208,702	17,426,617
SABMiller PLC	357,426	17,872,103

		62,332,735
Food Products - 1.0%
Danone SA	162,863	11,505,830
Household Products - 1.3%
The Procter & Gamble Company	181,097	14,596,418
Tobacco - 2.2%
Imperial Tobacco Group PLC	314,821	12,730,600

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	142,009	$11,626,277

		24,356,877

		112,791,860
Energy - 14.9%
Energy Equipment & Services - 3.7%
National Oilwell Varco, Inc.	166,427	12,959,670
Weatherford International, Ltd. (I)	1,584,519	27,507,250

		40,466,920
Oil, Gas & Consumable Fuels - 11.2%
Apache Corp.	401,522	33,306,250
Cabot Oil & Gas Corp.	268,973	9,112,805
Chevron Corp.	162,177	19,284,467
Exxon Mobil Corp.	122,546	11,970,293
Occidental Petroleum Corp.	348,403	33,199,322
Southwestern Energy Company (I)	357,798	16,462,286

		123,335,423

		163,802,343
Financials - 32.2%
Banks - 14.8%
Bank of America Corp.	3,009,204	51,758,309
CIT Group, Inc.	418,509	20,515,311
Citigroup, Inc.	347,276	16,530,338
JPMorgan Chase & Company	948,698	57,595,456
Wells Fargo & Company	335,660	16,695,728

		163,095,142
Capital Markets - 13.4%
AllianceBernstein Holding LP	1,059,921	26,466,227
Morgan Stanley	1,096,486	34,177,469
Northern Trust Corp.	419,940	27,531,266
State Street Corp.	235,318	16,366,367
The Goldman Sachs Group, Inc.	259,526	42,523,335

		147,064,664
Insurance - 4.0%
American International Group, Inc.	883,635	44,190,586

		354,350,392
Health Care - 6.0%
Biotechnology - 1.0%
Amgen, Inc.	92,519	11,411,293
Health Care Equipment & Supplies - 1.7%
Medtronic, Inc.	304,573	18,743,422
Pharmaceuticals - 3.3%
Merck & Company, Inc.	325,131	18,457,687
Novartis AG, ADR	206,608	17,565,812

		36,023,499

		66,178,214
Industrials - 5.8%
Air Freight & Logistics - 1.7%
FedEx Corp.	137,667	18,249,138
Electrical Equipment - 1.8%
Sensata Technologies Holding NV (I)	468,122	19,960,722
Industrial Conglomerates - 2.3%
General Electric Company	989,724	25,623,954

		63,833,814

77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 13.5%
Communications Equipment - 4.7%
Cisco Systems, Inc.	836,097	$18,736,934
QUALCOMM, Inc.	411,762	32,471,551

		51,208,485
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	449,924	11,612,538
Software - 3.4%
Microsoft Corp.	423,230	17,348,198
Oracle Corp.	501,711	20,524,997

		37,873,195
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	89,185	47,869,157

		148,563,375
Materials - 1.6%
Containers & Packaging - 1.6%
Avery Dennison Corp.	357,164	18,097,500

TOTAL COMMON STOCKS (Cost $926,404,570)		$1,088,946,252

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $1,716,000 on 04/01/2014,
collateralized by $1,825,000, U.S. Treasury
Notes, 1.375% due 05/31/2020 (valued at
$1,752,000, including interest)	$1,716,000	$1,716,000
Barclays Tri-Party Repurchase Agreement
dated 03/31/2014 at 0.060% to be
repurchased at $4,749,008 on 04/01/2014,
collateralized by $4,889,500 U.S. Treasury
Notes, 1.375% due 09/30/2018 (valued at
$4,844,028, including interest)	4,749,000	4,749,000

		6,465,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,465,000)		$6,465,000

Total Investments (Fundamental Large Cap Value Trust)
(Cost $932,869,570) - 99.5%		$1,095,411,252
Other assets and liabilities, net - 0.5%		5,207,793

TOTAL NET ASSETS - 100.0%		$1,100,619,045

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.0%
Consumer Discretionary - 13.2%
Automobiles - 0.8%
Harley-Davidson, Inc.	186,418	$12,417,301
Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp.	392,860	31,735,231
Household Durables - 0.2%
Hunter Douglas NV	68,688	3,299,287
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (I)	43,980	14,800,150
Liberty Interactive Corp., Series A (I)	425,495	12,284,041

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Liberty Ventures, Series A (I)	28,616	$3,729,523
Netflix, Inc. (I)	21,860	7,695,376
The Priceline Group, Inc. (I)	18,110	21,585,128

		60,094,218
Media - 2.7%
Liberty Global PLC, Series C (I)(L)	650,800	26,494,068
The Walt Disney Company	187,620	15,022,733

		41,516,801
Specialty Retail - 3.5%
Bed Bath & Beyond, Inc. (I)	617,438	42,479,734
CarMax, Inc. (I)	255,468	11,955,902

		54,435,636
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	39,000	3,725,988

		207,224,462
Consumer Staples - 10.3%
Beverages - 2.8%
Diageo PLC, ADR (L)	217,312	27,074,902
Heineken Holding NV	260,998	16,852,709

		43,927,611
Food & Staples Retailing - 6.8%
Costco Wholesale Corp.	526,448	58,793,713
CVS Caremark Corp.	463,616	34,706,294
Sysco Corp.	343,440	12,408,487

		105,908,494
Food Products - 0.1%
Nestle SA	22,680	1,707,114
Tobacco - 0.6%
Philip Morris International, Inc.	120,927	9,900,293

		161,443,512
Energy - 7.5%
Energy Equipment & Services - 0.8%
Schlumberger, Ltd.	123,140	12,006,150
Oil, Gas & Consumable Fuels - 6.7%
Canadian Natural Resources, Ltd.	1,147,130	44,015,378
EOG Resources, Inc.	275,023	53,951,262
Occidental Petroleum Corp.	84,870	8,087,262

		106,053,902

		118,060,052
Financials - 34.2%
Banks - 7.2%
JPMorgan Chase & Company	236,408	14,352,330
Wells Fargo & Company	1,968,326	97,904,535

		112,256,865
Capital Markets - 9.0%
Julius Baer Group, Ltd. (I)	702,550	31,200,758
The Bank of New York Mellon Corp.	2,424,872	85,573,733
The Charles Schwab Corp.	661,290	18,073,056
The Goldman Sachs Group, Inc.	39,960	6,547,446

		141,394,993
Consumer Finance - 6.7%
American Express Company	1,169,312	105,273,159
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class A (I)	281	52,645,364

78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 6.2%
ACE, Ltd.	136,000	$13,472,160
Alleghany Corp. (I)	26,026	10,602,472
Fairfax Financial Holdings, Ltd.	8,800	3,820,896
Fairfax Financial Holdings, Ltd.	22,200	9,614,820
Loews Corp.	611,950	26,956,398
Markel Corp. (I)	5,723	3,411,480
The Progressive Corp.	1,238,244	29,990,270

		97,868,496
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc., Class A	347,130	14,180,261
Hang Lung Group, Ltd.	2,503,200	12,602,315

		26,782,576

		536,221,453
Health Care - 8.3%
Health Care Providers & Services - 6.9%
Express Scripts Holding Company (I)	417,268	31,332,654
Laboratory Corp. of America Holdings (I)	345,670	33,948,251
UnitedHealth Group, Inc.	524,300	42,987,357

		108,268,262
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	134,580	7,525,714
Pharmaceuticals - 0.9%
Valeant Pharmaceuticals International, Inc.	111,270	14,668,724

		130,462,700
Industrials - 4.9%
Aerospace & Defense - 0.6%
Textron, Inc.	223,560	8,783,672
Electrical Equipment - 0.5%
Schneider Electric SA	88,680	7,859,381
Machinery - 1.2%
PACCAR, Inc.	289,530	19,525,903
Marine - 1.3%
Kuehne & Nagel International AG	146,776	20,540,391
Professional Services - 0.2%
Experian PLC	198,274	3,578,000
Transportation Infrastructure - 1.1%
China Merchants Holdings
International Company, Ltd.	4,167,316	14,395,238
Wesco Aircraft Holdings, Inc. (I)	104,350	2,296,744

		16,691,982

		76,979,329
Information Technology - 13.2%
Internet Software & Services - 6.9%
Google, Inc., Class A (I)	84,400	94,064,644
Qihoo 360 Technology
Company, Ltd., ADR (I)(L)	65,210	6,493,612
SouFun Holdings, Ltd., ADR (L)	70,490	4,822,926
Twitter, Inc. (I)(L)	51,190	2,389,037

		107,770,219
IT Services - 0.9%
Visa, Inc., Class A	67,830	14,641,784
Semiconductors & Semiconductor Equipment - 2.1%
Texas Instruments, Inc.	704,010	33,194,072
Software - 2.8%
Activision Blizzard, Inc.	755,900	15,450,596

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	365,624	$14,986,928
Oracle Corp.	316,620	12,952,924

		43,390,448
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett-Packard Company	222,846	7,211,297

		206,207,820
Materials - 6.4%
Chemicals - 5.1%
Air Products & Chemicals, Inc.	312,840	37,240,474
Ecolab, Inc.	182,465	19,704,395
Monsanto Company	124,190	14,129,096
Praxair, Inc.	63,913	8,370,686

		79,444,651
Construction Materials - 1.3%
Lafarge SA	205,030	16,002,577
Martin Marietta Materials, Inc. (L)	34,241	4,394,832

		20,397,409
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd. (I)	493,800	108,636

		99,950,696

TOTAL COMMON STOCKS (Cost $934,224,126)		$1,536,550,024

CORPORATE BONDS - 0.0%
Materials - 0.0%
Emerald Plantation Holdings, Ltd., PIK
6.000%, 01/30/2020 (L)	$3,795,851	$416,572

TOTAL CORPORATE BONDS (Cost $3,227,103)		$416,572

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	1,929,571	19,309,219

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,308,980)		$19,309,219

SHORT-TERM INVESTMENTS - 1.7%
Commercial Paper - 0.4%
Bank of Tokyo-Mitsubishi UFJ NY 0.110%,
04/01/2014 *	$2,800,000	$2,800,000
Working Capital Management Company
0.130%, 04/01/2014 *	4,000,000	4,000,000

		6,800,000
Repurchase Agreement - 1.3%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $20,363,000 on 04/01/2014,
collateralized by $21,895,000 U.S. Treasury
Notes, 1.125% due 04/30/2020 (valued at
$20,772,881, including interest)	20,363,000	20,363,000

TOTAL SHORT-TERM INVESTMENTS (Cost $27,163,000)		$27,163,000

Total Investments (Fundamental Value Trust)
(Cost $983,923,209) - 100.9%		$1,583,438,815
Other assets and liabilities, net - (0.9%)		(14,542,863)

TOTAL NET ASSETS - 100.0%		$1,568,895,952

79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.7%
Brazil - 1.1%
Petroleo Brasileiro SA, Class A, ADR	492,910	$6,836,662
Vale SA (Preference A Shares), ADR	31,440	391,428

		7,228,090
Canada - 1.5%
Talisman Energy, Inc.	1,016,140	10,129,229
China - 1.2%
China Shenhua Energy Company, Ltd.,
H Shares	1,695,890	4,910,476
China Telecom Corp., Ltd., ADR (L)	53,040	2,443,553
Dongfang Electric Corp., Ltd., H Shares	656,556	1,022,698

		8,376,727
Denmark - 0.6%
FLSmidth & Company A/S, B Shares (L)	80,760	4,071,744
France - 10.7%
Alstom SA	195,310	5,330,132
AXA SA	344,246	8,943,074
BNP Paribas SA	136,060	10,490,106
Cie Generale des Etablissements Michelin	76,252	9,532,625
Credit Agricole SA (I)	684,920	10,794,497
Sanofi	99,190	10,365,262
Total SA	178,610	11,756,918
Vivendi SA	198,244	5,517,694

		72,730,308
Germany - 6.2%
Commerzbank AG (I)	281,510	5,178,124
Deutsche Lufthansa AG (I)	517,190	13,560,438
Merck KGaA	38,100	6,416,276
Metro AG (I)	50,050	2,041,606
Muenchener Rueckversicherungs AG	24,810	5,421,409
SAP AG	14,430	1,170,498
Siemens AG	63,450	8,557,032

		42,345,383
Hong Kong - 0.8%
China Mobile, Ltd.	187,000	1,716,928
Kunlun Energy Company, Ltd.	2,047,043	3,440,682

		5,157,610
India - 0.5%
ICICI Bank, Ltd., ADR	83,180	3,643,284
Ireland - 1.7%
CRH PLC	422,064	11,809,923
Israel - 1.3%
Teva Pharmaceutical Industries, Ltd., ADR	162,670	8,595,483
Italy - 3.2%
Eni SpA	299,420	7,508,372
Intesa Sanpaolo SpA	1,383,050	4,692,954
UniCredit SpA	1,031,599	9,429,879

		21,631,205
Japan - 2.7%
Konica Minolta, Inc.	319,010	2,984,540
Mazda Motor Corp.	754,270	3,350,922
Nissan Motor Company, Ltd.	752,800	6,709,952
Toyota Motor Corp.	100,250	5,653,479

		18,698,893
Netherlands - 5.8%
Akzo Nobel NV	114,356	9,326,912
Fugro NV (L)	100,966	6,203,666
ING Groep NV (I)	465,062	6,613,963

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips NV	150,850	$5,306,770
Randstad Holding NV	51,600	3,020,078
Royal Dutch Shell PLC, B Shares	149,040	5,818,582
TNT Express NV	349,800	3,431,891

		39,721,862
Portugal - 1.3%
Galp Energia SGPS SA	507,860	8,766,547
Russia - 1.5%
Lukoil OAO, ADR	52,270	2,923,200
MMC Norilsk Nickel OJSC, ADR	256,460	4,264,930
Mobile Telesystems OJSC, ADR	181,990	3,183,005

		10,371,135
Singapore - 1.8%
DBS Group Holdings, Ltd.	419,510	5,404,984
Singapore Telecommunications, Ltd.	2,260,100	6,552,836

		11,957,820
South Korea - 3.8%
KB Financial Group, Inc., ADR	197,388	6,938,188
POSCO	22,550	6,295,739
Samsung Electronics Company, Ltd.	10,060	12,717,575

		25,951,502
Spain - 1.0%
Telefonica SA	439,190	6,959,727
Sweden - 1.6%
Getinge AB, B Shares	157,510	4,447,033
Telefonaktiebolaget LM Ericsson, B Shares	496,087	6,616,481

		11,063,514
Switzerland - 4.4%
Credit Suisse Group AG (I)	304,904	9,869,152
Roche Holding AG	43,070	12,953,892
Swiss Re AG (I)	73,440	6,816,272

		29,639,316
Thailand - 0.1%
Bangkok Bank PCL	127,200	701,242
Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	525,650	7,238,201
United Kingdom - 10.9%
Aviva PLC	1,053,569	8,406,094
BAE Systems PLC	592,240	4,114,292
BP PLC	829,365	6,663,989
Carillion PLC	166,950	1,006,907
GlaxoSmithKline PLC	373,490	9,959,235
HSBC Holdings PLC	620,039	6,291,273
International Consolidated
Airlines Group SA (I)	896,810	6,239,317
Kingfisher PLC	1,366,547	9,607,890
Noble Corp. PLC	221,650	7,256,821
Serco Group PLC	696,610	4,897,095
Tesco PLC	1,232,244	6,077,574
Vodafone Group PLC	1,094,541	4,024,979

		74,545,466
United States - 32.9%
American International Group, Inc.	71,850	3,593,219
Amgen, Inc.	87,620	10,807,051
Baker Hughes, Inc.	162,900	10,591,758
Best Buy Company, Inc.	64,860	1,712,953
Brocade Communications Systems, Inc. (I)	476,170	5,052,164

80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Chevron Corp.	47,240	$5,617,308
Cisco Systems, Inc.	368,330	8,254,275
Citigroup, Inc.	235,940	11,230,739
Comcast Corp., Special Class A	161,560	7,877,666
CVS Caremark Corp.	96,960	7,258,426
FedEx Corp.	34,250	4,540,180
Flextronics International, Ltd. (I)	295,610	2,731,436
Forest Laboratories, Inc. (I)	88,620	8,176,967
Halliburton Company	138,309	8,145,017
Hewlett-Packard Company	347,440	11,243,158
JPMorgan Chase & Company	139,760	8,484,830
Medtronic, Inc.	164,650	10,132,561
Merck & Company, Inc.	203,200	11,535,664
Microsoft Corp.	412,580	16,911,654
Morgan Stanley	294,680	9,185,176
Navistar International Corp. (I)(L)	227,630	7,709,828
News Corp., Class A (I)	102,687	1,768,270
Oracle Corp.	78,500	3,211,435
Pfizer, Inc.	328,100	10,538,572
Sprint Corp. (I)	181,138	1,664,658
SunTrust Banks, Inc.	161,180	6,413,352
Target Corp.	67,980	4,113,470
The Walt Disney Company	85,470	6,843,583
Time Warner Cable, Inc.	13,832	1,897,474
Twenty-First Century Fox, Inc., Class A	198,830	6,356,595
United Parcel Service, Inc., Class B	82,050	7,990,029
Verizon Communications, Inc.	52,775	2,509,971

		224,099,439

TOTAL COMMON STOCKS (Cost $525,255,476)		$665,433,650

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	1,743,646	17,448,670

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,448,408)		$17,448,670

SHORT-TERM INVESTMENTS - 1.5%
Time Deposits - 1.5%
Royal Bank of Canada, 0.010%, 04/01/2014 *	$10,000,000	$10,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,000,000)		$10,000,000

Total Investments (Global Trust) (Cost $552,703,884) - 101.8%		$692,882,320
Other assets and liabilities, net - (1.8%)		(12,132,659)

TOTAL NET ASSETS - 100.0%		$680,749,661

Global Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 6.8%
U.S. Government - 6.3%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023	$1,622,006	$1,571,596
1.375%, 01/15/2020	540,790	584,518
1.750%, 01/15/2028	2,232,860	2,472,544
2.375%, 01/15/2027	811,853	963,378
2.500%, 01/15/2029	4,575,354	5,553,336

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds
2.750%, 08/15/2042		$900,000	$768,375
3.125%, 11/15/2041		400,000	370,688
3.625%, 08/15/2043		5,400,000	5,465,815
3.750%, 11/15/2043		2,200,000	2,277,686
5.250%, 02/15/2029		10,000,000	12,504,690
5.500%, 08/15/2028		7,800,000	9,971,816
U.S. Treasury Notes
1.750%, 10/31/2020		800,000	776,938
2.000%, 11/30/2020		1,500,000	1,477,851
2.000%, 02/15/2022 to 02/15/2023 (D)		5,300,000	5,094,305
2.500%, 08/15/2023		5,400,000	5,323,639

			55,177,175
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
5.400%, 03/01/2035 (P)		62,625	66,657
Federal National Mortgage Association
2.011%, 12/01/2034 (P)		171,240	179,294
2.485%, 11/01/2034 (P)		1,063,361	1,129,883
3.000%, TBA (C)		1,000,000	962,852
4.000%, TBA (C)		2,000,000	2,079,219
4.500%, 03/01/2028		102,092	109,937
5.120%, 05/01/2035 (P)		111,161	118,317
Government National
Mortgage Association
1.625%, 11/20/2023 to 06/20/2030 (P)		116,933	119,662
2.000%, 04/20/2030 to 05/20/2030 (P)		12,422	13,050

			4,778,871

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $61,171,213)			$59,956,046

FOREIGN GOVERNMENT
OBLIGATIONS - 48.9%
Australia - 0.2%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,500,000	1,770,940
3.750%, 11/20/2020		100,000	118,638

			1,889,578
Brazil - 5.9%
Federative Republic of Brazil
Zero Coupon 01/01/2017 (Z)	BRL	14,700,000	4,684,052
10.000%, 01/01/2021 to 01/01/2025		119,150,000	47,313,960

			51,998,012
Canada - 1.1%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	593,672
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,235,855
Province of Quebec
2.750%, 08/25/2021		4,300,000	4,222,424
3.000%, 09/01/2023	CAD	1,700,000	1,503,889
4.250%, 12/01/2021		2,200,000	2,168,000

			9,723,840
France - 6.9%
Caisse d’Amortissement de la
Dette Sociale
1.125%, 01/30/2017 (S)		$3,300,000	3,305,145
3.375%, 03/20/2024 (S)		1,300,000	1,294,530

81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France (continued)
Government of France
1.000%, 05/25/2018	EUR	24,700,000	$34,451,660
3.250%, 05/25/2045		900,000	1,273,634
4.000%, 10/25/2038		3,300,000	5,356,839
4.500%, 04/25/2041		8,600,000	15,093,961

			60,775,769
Germany - 0.5%
Federal Republic of Germany
0.100%, 04/15/2023		1,024,180	1,419,349
0.750%, 04/15/2018		1,787,040	2,596,193

			4,015,542
Italy - 3.7%
Republic of Italy
3.500%, 06/01/2018 to 12/01/2018		1,000,000	1,479,527
4.500%, 05/01/2023 to 03/01/2024		8,100,000	12,329,938
5.500%, 09/01/2022		9,200,000	14,991,252
6.000%, 08/04/2028	GBP	2,000,000	3,637,188

			32,437,905
Japan - 8.4%
Government of Japan
1.600%, 03/20/2033	JPY	1,610,000,000	16,034,705
1.700%, 09/20/2032		5,670,000,000	57,759,565

			73,794,270
Mexico - 3.0%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	10,725,189
7.000%, 06/19/2014	MXN	10,000,000	771,473
7.750%, 05/29/2031		63,600,000	5,314,477
8.000%, 12/07/2023		80,000,000	6,934,732
10.000%, 12/05/2024		24,900,000	2,468,257

			26,214,128
New Zealand - 4.0%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	3,800,000	3,137,885
5.000%, 03/15/2019		18,400,000	16,527,174
5.500%, 04/15/2023		4,400,000	4,068,883
6.000%, 12/15/2017 to 05/15/2021		11,700,000	11,099,945

			34,833,887
Norway - 0.2%
Kommunalbanken AS
0.614%, 03/27/2017 (P)		$1,500,000	1,510,622

			1,510,622
Slovenia - 2.1%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	4,800,000	7,175,837
4.750%, 05/10/2018		$6,100,000	6,519,497
5.250%, 02/18/2024 (S)		4,100,000	4,255,062

			17,950,396
Spain - 11.1%
Autonomous Community of Madrid
4.200%, 09/24/2014	EUR	5,600,000	7,822,460
Kingdom of Spain
2.750%, 04/30/2019		2,400,000	3,448,268
3.750%, 10/31/2018		20,200,000	30,304,703
4.400%, 10/31/2023 (S)		6,900,000	10,460,448
4.500%, 01/31/2018		12,400,000	18,985,970
5.400%, 01/31/2023 (S)		6,700,000	10,891,974

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain (continued)
5.500%, 07/30/2017	EUR	6,400,000	$10,020,913
5.850%, 01/31/2022		200,000	333,890
Xunta de Galicia
6.131%, 04/03/2018		2,900,000	4,592,584

			96,861,210
United Kingdom - 1.8%
Government of United Kingdom
3.250%, 01/22/2044	GBP	2,900,000	4,593,240
4.250%, 06/07/2032 to 12/07/2040		2,500,000	4,716,279
4.500%, 09/07/2034		1,300,000	2,522,112
4.750%, 12/07/2038		600,000	1,218,301
6.000%, 12/07/2028		1,400,000	3,126,407

			16,176,339

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $413,175,403)			$428,181,498

CORPORATE BONDS - 21.5%
Australia - 2.5%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,864,709
Commonwealth Bank of Australia
0.733%, 06/25/2014 (P) (S)		9,800,000	9,810,927
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		2,300,000	2,269,118

			21,944,754
Belgium - 0.6%
European Union
2.750%, 06/03/2016	EUR	3,500,000	5,077,679

			5,077,679
Denmark - 0.0%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	82,770	17,705
Realkredit Danmark A/S
1.360%, 01/01/2038 (P)		336,960	64,176

			81,881
France - 1.9%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,937,528
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		5,100,000	5,233,467
Credit Agricole Home Loan
0.987%, 07/21/2014 (P) (S)		5,200,000	5,210,000

			16,380,995
Germany - 3.2%
FMS Wertmanagement AoeR
0.751%, 06/16/2014 (P)	GBP	900,000	1,501,185
2.750%, 06/03/2016	EUR	3,700,000	5,360,824
3.375%, 06/17/2021		2,200,000	3,447,750
KFW
2.000%, 09/07/2016		1,800,000	2,579,952
6.250%, 05/19/2021	AUD	10,900,000	11,218,837
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	3,950,532

			28,059,080

82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Ireland - 1.4%
German Postal Pensions Securitisation
2 PLC
4.250%, 01/18/2017	EUR	2,000,000	$3,032,108
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		6,500,000	9,419,535

			12,451,643
Jersey, Channel Islands - 0.3%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	3,047,142

			3,047,142
Luxembourg - 1.4%
ALROSA Finance SA
7.750%, 11/03/2020		$2,100,000	2,215,500
European Investment Bank
6.125%, 01/23/2017	AUD	1,200,000	1,197,367
6.250%, 04/15/2015 to 06/08/2021		2,500,000	2,445,932
Gazprom OAO
9.250%, 04/23/2019 (S)		$3,100,000	3,658,000
Sberbank of Russia
6.125%, 02/07/2022 (S)		2,600,000	2,678,000

			12,194,799
Netherlands - 0.9%
Achmea Hypotheekbank NV
3.200%, 11/03/2014		395,000	401,715
Petrobras Global Finance BV
3.113%, 03/17/2020 (P)		1,300,000	1,298,700
3.250%, 03/17/2017		6,100,000	6,119,856

			7,820,271
Spain - 0.2%
Banco Santander SA
3.125%, 09/28/2015	EUR	1,100,000	1,566,140

			1,566,140
Sweden - 0.3%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	2,235,572

			2,235,572
Switzerland - 0.5%
EUROFIMA
5.625%, 10/24/2016		1,000,000	979,087
6.250%, 12/28/2018		3,000,000	3,043,822

			4,022,909
Tunisia - 0.3%
African Development Bank
5.250%, 03/23/2022		2,900,000	2,809,053

			2,809,053
United Kingdom - 1.1%
Abbey National Treasury Services PLC
3.625%, 10/14/2016	EUR	2,300,000	3,408,786
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		$400,000	456,314
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	409,848
Virgin Media Secured Finance PLC
5.250%, 01/15/2021		1,000,000	1,035,000

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$4,300,000	$4,344,333

			9,654,281
United States - 6.9%
Ally Financial, Inc.
8.300%, 02/12/2015		2,300,000	2,432,250
Altria Group, Inc.
9.250%, 08/06/2019		443,000	584,728
Bank of America Corp.
2.600%, 01/15/2019		500,000	502,120
Boston Scientific Corp.
6.400%, 06/15/2016		1,600,000	1,773,560
Citigroup, Inc.
0.977%, 05/31/2017 (P)	EUR	1,800,000	2,424,718
5.500%, 10/15/2014		$32,000	32,844
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,145,676
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,361,992
Credit Suisse
1.000%, 08/24/2015		6,600,000	6,598,139
Dexia Credit Local SA
2.750%, 04/29/2014 (S)		500,000	500,585
Entergy Corp.
Zero Coupon 07/10/2014 (Z)		1,200,000	1,198,334
HCA, Inc.
7.875%, 02/15/2020		200,000	212,900
HJ Heinz Company
4.250%, 10/15/2020 (S)		4,000,000	3,935,000
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	675,797
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$2,800,000	2,859,500
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		436,000	466,220
Simon Property Group LP
6.125%, 05/30/2018		1,250,000	1,454,450
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,698,335
Sprint Nextel Corp.
8.375%, 08/15/2017		5,637,000	6,630,521
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,470,904
Tesoro Logistics LP
6.125%, 10/15/2021		2,200,000	2,332,000
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		1,560,000	1,674,952
WM Covered Bond Program
4.000%, 09/27/2016	EUR	900,000	1,338,163
4.375%, 05/19/2014		5,200,000	7,197,992

			60,501,680

TOTAL CORPORATE BONDS (Cost $184,739,712)			$187,847,879

MUNICIPAL BONDS - 0.0%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		$370,000	365,072

TOTAL MUNICIPAL BONDS (Cost $370,000)			$365,072

83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.2%
Australia - 0.6%
Crusade Global Trust, Series 2005-2,
Class A2
2.805%, 08/14/2037 (P)	AUD	1,842,798	$1,704,069
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.374%, 02/21/2038 (P) (S)		$271,173	267,510
Series 2005-P11, Class BA,
3.055%, 08/22/2037 (P)	AUD	1,230,240	1,127,503
Swan Trust, Series 2006-1E, Class A2
2.925%, 05/12/2037 (P)		729,267	671,197
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
4.025%, 11/07/2040 (P)		857,620	796,017
Torrens Trust, Series 2007-1, Class A
3.055%, 10/19/2038 (P)		854,764	785,550

			5,351,846
Ireland - 0.2%
Epic Opera Arlington, Ltd.
0.770%, 07/28/2016 (P)	GBP	1,354,076	2,248,419

			2,248,419
Italy - 0.6%
Berica ABS SRL, Series 2011-1, Class A1
0.613%, 12/30/2055 (P)	EUR	1,152,059	1,550,480
Berica Residential MBS SRL, Series 8,
Class A
0.616%, 03/31/2048 (P)		2,671,470	3,463,374

			5,013,854
Netherlands - 0.0%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.443%, 07/01/2034 (P)		17,558	24,086

			24,086
United Kingdom - 2.8%
Alba PLC, Series 2006-2, Class A3A
0.691%, 12/15/2038 (P)	GBP	282,924	431,685
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.222%, 02/20/2044 (P)		2,336,025	3,967,958
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.620%, 10/18/2054 (P) (S)		3,100,000	5,254,288
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.650%, 03/18/2039 (P)		1,551,084	2,445,859
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.632%, 10/15/2054 (P) (S)	EUR	407,600	563,066
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.171%, 12/15/2049 (P)	GBP	7,069,544	11,413,837
Newgate Funding PLC, Series 2007-3X,
Class A1
1.120%, 12/15/2050 (P)		146,180	243,509

			24,320,202
United States - 8.0%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.780%, 09/25/2035 (P)		$147,052	131,839

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Alternative Loan Trust
Series 2007-OA3, Class 1A1,
0.294%, 04/25/2047 (P)	$4,567,047	$3,790,791
Series 2006-OA9, Class 2A1B,
0.357%, 07/20/2046 (P)	522,215	320,092
Series 2007-11T1, Class A12,
0.504%, 05/25/2037 (P)	425,708	281,701
Series 2005-56, Class 2A3,
1.472%, 11/25/2035 (P)	147,545	113,588
Series 2005-56, Class 2A2,
2.012%, 11/25/2035 (P)	123,038	97,357
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	186,269	169,948
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	196,971	161,712
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.173%, 10/25/2034 (P)	57,935	57,743
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.447%, 05/20/2035 (P)	417,062	282,976
Series 2006-J, Class 4A1,
2.807%, 01/20/2047 (P)	167,121	129,344
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.614%, 03/25/2035 (P)	969,669	899,487
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-12, Class 23A1,
2.430%, 02/25/2036 (P)	952,200	673,915
Series 2003-6, Class 1A1,
2.456%, 08/25/2033 (P)	90,373	90,741
Series 2003-7, Class 6A,
2.517%, 10/25/2033 (P)	105,984	107,176
Series 2005-2, Class A2,
2.533%, 03/25/2035 (P)	412,317	417,624
Series 2005-2, Class A1,
2.560%, 03/25/2035 (P)	1,374,538	1,393,372
Series 2004-2, Class 23A,
2.680%, 05/25/2034 (P)	91,551	85,297
Series 2004-2, Class 22A,
2.730%, 05/25/2034 (P)	249,895	241,024
Series 2003-9, Class 2A1,
2.761%, 02/25/2034 (P)	21,428	21,003
Series 2004-9, Class 22A1,
3.087%, 11/25/2034 (P)	95,439	95,164
Bear Stearns Alt-A Trust
Series 2005-9, Class 24A1,
2.535%, 11/25/2035 (P)	909,074	708,357
Series 2005-7, Class 22A1,
2.676%, 09/25/2035 (P)	1,230,815	1,083,709
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
1.885%, 01/26/2036 (P)	2,116,485	1,698,916
CHL Mortgage Pass Through Trust
Series 2005-2, Class 2A1,
0.474%, 03/25/2035 (P)	108,925	96,013
Series 2004-25, Class 1A1,
0.484%, 02/25/2035 (P)	46,500	43,573

84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
CHL Mortgage Pass Through Trust (continued)
Series 2004-25, Class 2A1,
0.494%, 02/25/2035 (P)	$72,223	$64,008
Series 2004-22, Class A3,
2.498%, 11/25/2034 (P)	250,480	232,584
Series 2004-HYB5, Class 2A1,
2.518%, 04/20/2035 (P)	85,038	86,635
Series 2004-12, Class 11A1,
2.854%, 08/25/2034 (P)	79,269	70,821
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)	448,613	447,603
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)	495,365	490,610
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.312%, 07/25/2033 (P)	21,845	22,046
Series 2003-AR20, Class 2A1,
2.575%, 08/25/2033 (P)	272,707	270,075
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	21,675	21,937
DBRR Trust, Series 2013-EZ2, Class A
0.853%, 02/25/2045 (S)	2,999,730	2,984,356
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.466%, 10/19/2036 (P)	1,537,904	600,824
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.332%, 10/25/2044 (P)	1,491,921	1,504,889
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.504%, 03/25/2044 (P)	64,007	63,811
Series 2002-W8, Class F,
0.554%, 09/25/2032 (P)	11,795	11,759
Series 2010-136, Class FA,
0.654%, 12/25/2040 (P)	2,128,160	2,132,664
Series 2011-53, Class FT,
0.734%, 06/25/2041 (P)	3,915,627	3,940,777
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.613%, 08/25/2035 (P)	144,867	136,638
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.505%, 11/15/2031 (P)	72,800	67,217
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.966%, 06/25/2034 (P)	25,078	23,574
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,648,636	2,989,590
GreenPoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.234%, 10/25/2046 (P)	10	10
Series 2006-OH1, Class A1,
0.334%, 01/25/2037 (P)	299,034	215,912
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.795%, 10/25/2033 (P)	20,633	20,705

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.383%, 11/10/2045	$4,423,409	$570,845
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)	86,273	85,599
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.492%, 05/19/2033 (P)	200,864	202,343
Series 2005-4, Class 3A1,
2.733%, 07/19/2035 (P)	58,127	50,370
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.518%, 12/25/2034 (P)	91,528	85,065
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	5,958	5,958
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)	114,092	114,124
Series 2007-A1, Class 5A5,
2.663%, 07/25/2035 (P)	525,304	533,554
Series 2007-A1, Class 5A6,
2.663%, 07/25/2035 (P)	477,549	434,497
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	575,152	519,843
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.394%, 05/25/2037 (P)	374,714	249,579
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.692%, 07/09/2021 (P) (S)	1,583,895	1,582,056
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.364%, 02/25/2036 (P)	4,224,164	3,829,652
Series 2005-3, Class 4A,
0.404%, 11/25/2035 (P)	799,744	750,234
Series 2005-A8, Class A3A2,
0.404%, 08/25/2036 (P)	108,232	101,741
Series 2005-2, Class 1A,
1.596%, 10/25/2035 (P)	710,790	695,884
Series 2003-A2, Class 1A1,
2.219%, 02/25/2033 (P)	150,165	144,379
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,292,832	2,486,521
Series 2007-8, Class A3,
5.895%, 08/12/2049 (P)	3,200,000	3,574,970
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.595%, 12/15/2030 (P)	41,872	39,494
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A,
0.526%, 11/06/2017 (P)	6,896,712	6,911,878
Series 2010-R1, Class 1A,
0.606%, 10/07/2020 (P)	2,761,284	2,777,512
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.304%, 02/25/2047 (P)	599,436	342,419
Series 2006-QO6, Class A1,
0.334%, 06/25/2046 (P)	2,050,025	907,140

85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Residential Accredit Loans, Inc. (continued)
Series 2007-QH4, Class A2,
0.384%, 05/25/2037 (P)	$434,062	$110,817
Series 2006-QA2, Class 2A1,
3.550%, 02/25/2036 (P)	701,880	505,225
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.554%, 01/25/2046 (P)	590,317	322,618
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.068%, 09/25/2035 (P)	173,112	142,635
Sequoia Mortgage Trust
Series 2003-4, Class 2A1,
0.507%, 07/20/2033 (P)	153,148	153,320
Series 5, Class A,
0.856%, 10/19/2026 (P)	29,746	29,315
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D
6.022%, 07/22/2030 (P) (S)	1,100,000	1,112,278
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.446%, 02/25/2034 (P)	162,047	164,538
Series 2004-4, Class 3A2,
2.477%, 04/25/2034 (P)	372,150	373,513
Series 2005-18, Class 6A1,
2.494%, 09/25/2035 (P)	379,181	341,617
Series 2004-12, Class 7A1,
2.553%, 09/25/2034 (P)	370,936	372,212
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.364%, 05/25/2046 (P)	628,025	455,561
Series 2004-AR3, Class 1A2,
0.736%, 07/19/2034 (P)	93,271	92,202
Thornburg Mortgage Securities Trust
Series 2007-2, Class A1,
1.404%, 06/25/2037 (P)	889,121	766,366
Series 2007-3, Class 2A1,
1.404%, 06/25/2047 (P)	255,365	225,832
Series 2003-5, Class 1A,
2.287%, 10/25/2043 (P)	746,042	749,253
Series 2007-2, Class A2A,
5.750%, 06/25/2037 (P)	859,602	829,987
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	1,645,379	1,678,624
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)	572,182	533,068
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	590,365	590,545
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	180,907	196,462
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR2, Class 2A1A,
0.464%, 01/25/2045 (P)	57,404	55,374
Series 2002-AR17, Class 1A,
1.332%, 11/25/2042 (P)	324,080	312,340

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2002-AR2, Class A,
2.034%, 02/27/2034 (P)		$61,106	$60,571
Series 2003-AR5, Class A7,
2.449%, 06/25/2033 (P)		97,197	98,660
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.069%, 07/25/2046 (P)		375,529	217,971
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.615%, 06/25/2035 (P)		1,690,891	1,698,819
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.510%, 03/15/2045 (S)		12,685,459	1,015,052

			69,791,939

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $105,458,266)			$106,750,346

ASSET BACKED SECURITIES - 1.6%
Cayman Islands - 0.5%
Callidus Debt Partners CLO
Fund VII, Ltd., Series 7A, Class A
0.987%, 01/21/2021 (P) (S)		418,585	417,873
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.497%, 05/10/2021 (P) (S)		1,976,032	1,943,663
Franklin CLO, Ltd., Series 5A, Class A2
0.493%, 06/15/2018 (P) (S)		563,935	559,628
Fraser Sullivan CLO, Ltd.,
Series 2006-1A, Class A2
0.493%, 03/15/2020 (P) (S)		1,538,561	1,529,674

			4,450,838
Ireland - 0.5%
Magi Funding PLC, Series 2010-1A,
Class A
0.591%, 04/11/2021 (P) (S)	EUR	720,122	979,474
Mercator CLO II PLC, Series X, Class A1
0.522%, 02/18/2024 (P)		971,776	1,300,530
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.499%, 04/15/2020 (P) (S)		$1,682,707	1,661,643

			3,941,647
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
0.551%, 06/04/2024 (P)	EUR	968,307	1,307,286

			1,307,286
Netherlands - 0.3%
Globaldrive BV, Series 2011-AA, Class A
0.984%, 04/20/2019 (P) (S)		892,242	1,234,360
Grosvenor Place CLO BV
Series I-X, Class A1,
0.550%, 07/20/2021 (P)		162,260	223,297
Series I-X, Class A2,
0.780%, 07/20/2021 (P)	GBP	288,463	480,483

86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Netherlands (continued)
Halcyon Structured Asset Management
European CLO, Series 2006-IIX,
Class A1
0.644%, 01/25/2023 (P)	EUR	719,393	$977,940
Harbourmaster CLO 4 BV, Series 4X,
Class A1
0.622%, 10/11/2019 (P)		67,629	93,087

			3,009,167
United States - 0.2%
Access Group, Inc., Series 2008-1,
Class A
1.539%, 10/27/2025 (P)		$1,237,410	1,249,220
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.734%, 07/25/2032 (P)		6,344	5,804
Amresco Residential Securities,
Series 1999-1, Class A
1.094%, 06/25/2029 (P)		27,650	23,297
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.154%, 12/20/2027 (P)		16,606	15,656
Home Equity Asset Trust, Series 2002-1,
Class A4
0.754%, 11/25/2032 (P)		1,283	1,123
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.714%, 06/25/2032 (P)		11,508	10,792
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.654%, 07/25/2032 (P)		29,648	25,422
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.204%, 12/25/2036 (P)		61,354	32,061
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		29,997	31,864

			1,395,239

TOTAL ASSET BACKED SECURITIES (Cost $13,876,866)			$14,104,177

TERM LOANS (M) - 0.1%
United Kingdom - 0.1%
Virgin Media Investment Holdings, Ltd.
3.500%, 06/08/2020		600,000	598,500

			598,500

TOTAL TERM LOANS (Cost $598,641)			$598,500

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		5,054	74,549

			74,549

TOTAL COMMON STOCKS (Cost $39,422)			$74,549

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 3.552%		9,800	$239,120

			239,120

TOTAL PREFERRED SECURITIES (Cost $110,250)			$239,120

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)		4,100,000	$968,625
5.625%, 01/24/2049 (I)		4,500,000	1,074,375
6.875%, 05/02/2018 (I)		2,100,000	511,875

			2,554,875

TOTAL ESCROW SHARES (Cost $991,147)			$2,554,875

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)		7,000,000	701,948
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)		3,600,000	361,002

			1,062,950

TOTAL PURCHASED OPTIONS (Cost $862,500)			$1,062,950

SHORT-TERM INVESTMENTS - 9.7%
U.S. Government - 1.9%
U.S. Treasury Bills
0.048%, 04/03/2014 (D) *		$1,300,000	$1,299,997
0.062%, 04/17/2014 (D) *		15,163,000	15,162,599
0.080%, 08/21/2014 (D) *		265,000	264,940
0.082%, 05/08/2014 (D) *		411,000	410,987

			17,138,523
Foreign Government - 5.6%
Government of Mexico
3.484%, 06/26/2014 *	MXN	132,000,000	10,029,998
3.492%, 04/30/2014 *		194,000,000	14,818,922
3.505%, 07/10/2014 *		317,000,000	24,060,619

			48,909,539
Repurchase Agreement - 2.2%
Repurchase Agreement with State
Street Corp. dated 03/31/2014 at
0.000% to be repurchased at $299,000
on 04/01/2014, collateralized by
$320,000 U.S. Treasury Notes, 1.375%
due 05/31/2020 (valued at $307,200,
including interest)		$299,000	299,000

87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with TD Securities
dated 03/31/2014 at 0.080% to be
repurchased at $18,700,042 on
04/01/2014, collateralized by
$19,105,000 U.S. Treasury Notes,
1.000% due 01/31/2016 (valued at
$19,094,702, including interest)	$18,700,000	$18,700,000

		18,999,000

TOTAL SHORT-TERM INVESTMENTS (Cost $84,848,389)		$85,047,062

Total Investments (Global Bond Trust)
(Cost $866,241,809) - 101.2%		$886,782,074
Other assets and liabilities, net - (1.2%)		(10,816,825)

TOTAL NET ASSETS - 100.0%		$875,965,249

SALE COMMITMENTS OUTSTANDING - (4.1)%
U.S. Government Agency - (4.1)%
Federal National Mortgage Association
4.000%, TBA (C)	(22,000,000)	(22,792,343)
4.000%, TBA (C)	(13,000,000)	(13,514,922)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(36,303,282))		$(36,307,265)

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Staples - 1.8%
Food & Staples Retailing - 1.8%
CP ALL PCL	283,700	$380,424
Raia Drogasil SA	44,476	384,779
Rite Aid Corp. (I)	717,100	4,496,214

		5,261,417
Health Care - 94.2%
Biotechnology - 35.4%
Abcam PLC	92,071	597,285
ACADIA Pharmaceuticals, Inc. (I)	24,000	583,920
Acceleron Pharma, Inc. (I)	15,700	541,650
Acorda Therapeutics, Inc. (I)	4,961	188,072
Aegerion Pharmaceuticals, Inc. (I)	45,700	2,107,684
Alexion Pharmaceuticals, Inc. (I)	88,140	13,408,738
Alkermes PLC (I)	101,600	4,479,544
Alnylam Pharmaceuticals, Inc. (I)	15,400	1,033,956
AMAG Pharmaceuticals, Inc. (I)	14,100	272,835
Array BioPharma, Inc. (I)	208,900	981,830
BioCryst Pharmaceuticals, Inc. (I)	19,300	204,194
Biogen Idec, Inc. (I)	33,019	10,099,522
BioMarin Pharmaceutical, Inc. (I)	30,100	2,053,121
Cara Therapeutics, Inc. (I)	3,800	70,718
Celgene Corp. (I)	18,466	2,577,854
Chimerix, Inc. (I)	10,700	244,388
Clovis Oncology, Inc. (I)	10,000	692,700
Dicerna Pharmaceuticals, Inc. (I)	4,300	121,475
Dyax Corp. (I)	47,700	428,346
Exelixis, Inc. (I)	190,000	672,600
Gilead Sciences, Inc. (I)	248,992	17,643,573
Idenix Pharmaceuticals, Inc. (I)	86,404	521,016

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Incyte Corp. Ltd. (I)	136,800	$7,321,536
Intercept Pharmaceuticals, Inc. (I)	7,200	2,374,488
InterMune, Inc. (I)	123,300	4,126,851
Intrexon Corp. (I)	5,100	134,079
Ironwood Pharmaceuticals, Inc. (I)	12,500	154,000
Isis Pharmaceuticals, Inc. (I)	35,700	1,542,597
Momenta Pharmaceuticals, Inc. (I)	10,400	121,160
Neurocrine Biosciences, Inc. (I)	126,400	2,035,040
Novavax, Inc. (I)	77,300	350,169
Ophthotech Corp. (I)	10,700	382,418
Orexigen Therapeutics, Inc. (I)	63,100	410,150
Pharmacyclics, Inc. (I)	58,900	5,902,958
Portola Pharmaceuticals, Inc. (I)	10,700	277,130
Prothena Corp. PLC (I)	27,348	1,047,702
Puma Biotechnology, Inc. (I)	28,987	3,018,706
Regeneron Pharmaceuticals, Inc. (I)	14,800	4,444,144
Seattle Genetics, Inc. (I)	7,000	318,920
Sophiris Bio, Inc. (I)	38,100	126,873
Sophiris Bio, Inc. (Toronto Exchange) (I)	3,980	13,249
Stemline Therapeutics, Inc. (I)	11,800	240,248
Sunesis Pharmaceuticals, Inc. (I)	58,800	388,668
TESARO, Inc. (I)	29,985	883,958
Ultragenyx Pharmaceutical, Inc. (I)	1,000	48,890
Ultragenyx Pharmaceutical, Inc. (I)(R)	14,112	642,171
United Therapeutics Corp. (I)	15,000	1,410,450
Vanda Pharmaceuticals, Inc. (I)	35,500	576,875
Versartis, Inc. (I)	3,300	99,165
Vertex Pharmaceuticals, Inc. (I)	53,804	3,805,019

		101,722,635
Health Care Equipment & Supplies - 11.6%
Becton, Dickinson and Company	41,300	4,835,404
Covidien PLC	41,825	3,080,830
DENTSPLY International, Inc.	46,050	2,120,142
DexCom, Inc. (I)	7,000	289,520
EnteroMedics, Inc. (I)	50,650	92,183
GenMark Diagnostics, Inc. (I)	31,300	311,122
GN Store Nord A/S	67,724	1,681,146
HeartWare International, Inc. (I)	7,200	675,216
IDEXX Laboratories, Inc. (I)	18,900	2,294,460
Insulet Corp. (I)	12,900	611,718
Intuitive Surgical, Inc. (I)	7,100	3,109,729
Oxford Immunotec Global PLC (I)	10,600	212,742
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	660,000	752,906
Sirona Dental Systems, Inc. (I)	48,400	3,614,028
St. Jude Medical, Inc.	34,800	2,275,572
Stryker Corp.	17,600	1,433,872
The Cooper Companies, Inc.	22,835	3,136,616
Thoratec Corp. (I)	24,400	873,764
Tornier NV (I)	43,800	929,436
Urologix, Inc. (I)	9,300	1,442
Utah Medical Products, Inc.	1,200	69,396
Volcano Corp. (I)	46,700	920,457

		33,321,701
Health Care Providers & Services - 21.6%
Acadia Healthcare Company, Inc. (I)	9,200	415,104
Aetna, Inc.	120,900	9,063,873
Air Methods Corp. (I)	38,564	2,060,475
Cardinal Health, Inc.	70,300	4,919,594
Catamaran Corp. (I)	51,138	2,288,937
Envision Healthcare Holdings, Inc. (I)	9,500	321,385
HCA Holdings, Inc. (I)	40,100	2,105,250

88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Henry Schein, Inc. (I)	21,700	$2,590,329
Humana, Inc.	53,800	6,064,336
Laboratory Corp. of America Holdings (I)	15,600	1,532,076
LCA-Vision, Inc. (I)	44,904	240,236
Life Healthcare Group Holdings, Ltd.	91,555	334,524
McKesson Corp.	52,900	9,340,553
Mediclinic International, Ltd.	55,624	394,925
MEDNAX, Inc. (I)	27,700	1,716,846
MWI Veterinary Supply, Inc. (I)	3,700	575,794
Odontoprev SA	81,900	325,579
Team Health Holdings, Inc. (I)	26,100	1,167,975
UnitedHealth Group, Inc.	151,200	12,396,888
Universal Health Services, Inc., Class B	38,050	3,122,764
WellCare Health Plans, Inc. (I)	19,000	1,206,880

		62,184,323
Health Care Technology - 1.8%
athenahealth, Inc. (I)	14,500	2,323,480
Castlight Health, Inc. (I)(R)	27,963	538,600
Castlight Health, Inc., B Shares (I)	9,300	197,346
Cerner Corp. (I)	13,800	776,250
HMS Holdings Corp. (I)	52,200	994,410
Veeva Systems, Inc., Class A (I)	12,100	323,070

		5,153,156
Life Sciences Tools & Services - 5.1%
Agilent Technologies, Inc.	136,000	7,605,120
Bruker Corp. (I)	38,800	884,252
Covance, Inc. (I)	18,900	1,963,710
Illumina, Inc. (I)	3,850	572,341
Mettler-Toledo International, Inc. (I)	2,500	589,200
Thermo Fisher Scientific, Inc.	24,500	2,945,880

		14,560,503
Pharmaceuticals - 18.7%
AbbVie, Inc.	49,000	2,518,600
Achaogen, Inc. (I)	9,600	148,416
Actavis PLC (I)	29,620	6,097,277
Allergan, Inc.	23,500	2,916,350
Aspen Pharmacare Holdings, Ltd.	32,710	872,957
Astellas Pharma, Inc.	63,000	747,972
AVANIR Pharmaceuticals, Inc., Class A (I)	273,809	1,004,879
Bayer AG	34,200	4,631,487
Bristol-Myers Squibb Company	58,700	3,049,465
CFR Pharmaceuticals SA	764,200	153,432
China Medical System Holdings, Ltd.	643,200	729,563
Forest Laboratories, Inc. (I)	30,400	2,805,008
GW Pharmaceuticals PLC, ADR (I)	3,800	225,606
Horizon Pharma, Inc. (I)	21,300	322,056
Jazz Pharmaceuticals PLC (I)	18,400	2,551,712
Mallinckrodt PLC (I)	4,796	304,114
Mediwound Ltd. (I)	12,500	180,125
Merck & Company, Inc.	79,800	4,530,246
Natco Pharma, Ltd.	6,048	80,652
Nektar Therapeutics (I)	12,000	145,440
Novartis AG	27,218	2,311,024
Pacira Pharmaceuticals, Inc. (I)	37,700	2,638,623
Pfizer, Inc.	36,800	1,182,016
Supernus Pharmaceuticals, Inc. (I)	67,800	606,132
Takeda Pharmaceutical Company, Ltd.	29,700	1,405,766
The Medicines Company (I)	81,155	2,306,425
Valeant Pharmaceuticals International, Inc. (I)	64,680	8,526,764
Zeneca, Inc. (I)	13,151	33,404

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	25,500	$737,970

		53,763,481

		270,705,799
Industrials - 2.0%
Industrial Conglomerates - 1.3%
Danaher Corp.	50,400	3,780,000
Professional Services - 0.7%
The Advisory Board Company (I)	30,000	1,927,500

		5,707,500
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
FEI Company	22,100	2,276,742

TOTAL COMMON STOCKS (Cost $190,239,864)		$283,951,458

PREFERRED SECURITIES - 0.2%
Health Care - 0.2%
Calithera Biosciences, Inc. (I)(R)	353,034	61,852
Diplomat Pharmacy, Inc. (I)(R)	3	426,960

		488,812

TOTAL PREFERRED SECURITIES (Cost $488,812)		$488,812

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$51,000	$60,913
Insulet Corp. 3.750%, 06/15/2016	52,000	94,250

TOTAL CONVERTIBLE BONDS (Cost $102,006)		$155,163

RIGHTS - 0.0%
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	7,500	6,150

TOTAL RIGHTS (Cost $18,750)		$6,150

WARRANTS - 0.0%
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	10,312
Alexza Pharmaceuticals, Inc. (Expiration Date:
10/05/2016; Strike Price $2.77) (I)	1,413	35
EnteroMedics, Inc. (Expiration Date:
09/28/2016; Strike Price $1.90) (I)	4,120	1,796

TOTAL WARRANTS (Cost $1,766)		$12,143

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$450,000	$450,000
T. Rowe Price Reserve Investment
Fund, 0.0633% (Y)	2,561,840	2,561,840

TOTAL SHORT-TERM INVESTMENTS (Cost $3,011,840)		$3,011,840

Total Investments (Health Sciences Trust)
(Cost $193,863,038) - 100.1%		$287,625,566
Other assets and liabilities, net - (0.1%)		(398,871)

TOTAL NET ASSETS - 100.0%		$287,226,695

89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.0%
Argentina - 0.0%
Republic of Argentina
7.000%, 10/03/2015		$130,000	$126,620
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2017 to 01/01/2021	BRL	3,656,000	1,519,498

			1,519,498
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	11,536,000	910,599
Venezuela - 0.2%
Republic of Venezuela
5.750%, 02/26/2016		$921,000	800,119

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,861,894)			$3,356,836

CORPORATE BONDS - 89.6%
Consumer Discretionary - 18.0%
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		100,000	106,500
6.625%, 10/15/2022 (L)		580,000	628,575
7.750%, 11/15/2019		240,000	277,200
American Greetings Corp.
7.375%, 12/01/2021		280,000	294,000
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		762,040	751,044
Burger King Capital Holdings LLC (Zero
Coupon Steps up to 04/15/16, then
11.000% thereafter)
04/15/2019 (S)(Z)		360,000	329,400
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020		2,260,000	2,000,100
9.000%, 02/15/2020		380,000	341,050
11.250%, 06/01/2017		950,000	914,375
Caesars Entertainment Resort
Properties LLC
8.000%, 10/01/2020 (S)		400,000	421,000
Carmike Cinemas, Inc.
7.375%, 05/15/2019		250,000	272,813
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		780,000	897,975
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)		410,000	420,250
5.625%, 02/15/2024 (S)		410,000	420,250
CCO Holdings LLC
6.500%, 04/30/2021		700,000	742,000
CEC Entertainment, Inc.
8.000%, 02/15/2022 (S)		440,000	455,400
Chrysler Group LLC
8.250%, 06/15/2021 (S)		580,000	656,125
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		750,000	799,838
7.625%, 03/15/2020		190,000	203,775
Cooper-Standard Holding, Inc., PIK
7.375%, 04/01/2018 (S)		350,000	358,316
CSC Holdings LLC
6.750%, 11/15/2021		840,000	938,700
CST Brands, Inc.
5.000%, 05/01/2023		690,000	677,925
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		520,000	560,300

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CVR Refining LLC
6.500%, 11/01/2022	$750,000	$789,375
Dana Holding Corp.
5.375%, 09/15/2021	400,000	416,000
DISH DBS Corp.
5.875%, 07/15/2022	780,000	832,650
6.750%, 06/01/2021	300,000	336,000
7.875%, 09/01/2019	1,560,000	1,844,700
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	640,000	686,400
Dufry Finance SCA
5.500%, 10/15/2020 (S)	400,000	416,704
Edcon Pty, Ltd.
9.500%, 03/01/2018 (L)(S)	1,110,000	1,082,250
Empire Today LLC
11.375%, 02/01/2017 (S)	370,000	376,013
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	13,575
Gannett Company, Inc.
6.375%, 10/15/2023 (S)	800,000	849,000
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)	610,000	649,650
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	510,000	526,575
Guitar Center, Inc.
6.500%, 04/15/2019 (S)	400,000	397,500
9.625%, 04/15/2020 (S)	1,680,000	1,667,400
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)	1,020,000	1,078,650
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	260,000	280,800
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)	910,000	973,700
Landry’s, Inc.
9.375%, 05/01/2020 (S)	1,216,000	1,339,120
LKQ Corp.
4.750%, 05/15/2023 (S)	1,200,000	1,137,000
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)	1,760,000	1,760,000
MDC Partners, Inc.
6.750%, 04/01/2020 (S)	760,000	799,900
Medianews Group, Inc.
12.000%, 12/31/2018	600,000	614,193
MGM Resorts International
7.750%, 03/15/2022	330,000	382,800
Michaels Stores, Inc.
5.875%, 12/15/2020 (S)	260,000	262,925
Modular Space Corp.
10.250%, 01/31/2019 (S)	670,000	696,800
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	730,000	813,950
Monitronics International, Inc.
9.125%, 04/01/2020	1,210,000	1,294,700
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)	950,000	1,034,313
NCL Corp., Ltd.
5.000%, 02/15/2018	510,000	529,125
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)	1,370,000	1,513,850
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)	140,000	143,325

90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		$1,056,666	$1,162,333
Ono Finance II PLC
10.875%, 07/15/2019 (S)		840,000	936,600
Regal Entertainment Group
5.750%, 03/15/2022		550,000	566,500
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	1,200,000	1,757,330
Service Corp. International
7.500%, 04/01/2027		$480,000	508,800
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019		990,000	1,089,000
Sotheby’s
5.250%, 10/01/2022 (S)		770,000	752,675
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		600,000	636,000
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		1,600,000	1,632,000
Standard Pacific Corp.
6.250%, 12/15/2021		480,000	511,200
Stewart Enterprises, Inc.
6.500%, 04/15/2019		220,000	231,220
StoneMor Partners LP
7.875%, 06/01/2021 (S)		530,000	544,575
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		270,000	272,700
5.625%, 03/01/2024 (S)		80,000	79,000
7.750%, 04/15/2020 (S)		1,104,000	1,217,160
The Gymboree Corp.
9.125%, 12/01/2018 (L)		880,000	744,700
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)		1,300,000	1,326,000
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		306,000	338,513
6.875%, 05/15/2019 (S)		1,400,000	1,505,000
7.875%, 11/01/2020 (S)		150,000	165,750
Virgin Media Finance PLC
6.375%, 04/15/2023 (S)		860,000	911,600
Virgin Media Secured Finance PLC
5.500%, 01/15/2025 (S)		670,000	678,375
William Lyon Homes, Inc.
5.750%, 04/15/2019 (S)		580,000	585,800
8.500%, 11/15/2020		760,000	845,500
WMG Acquisition Corp.
6.750%, 04/15/2022 (S)		1,000,000	1,005,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		1,070,000	1,088,725

			60,097,910
Consumer Staples - 5.6%
Alliance One International, Inc.
9.875%, 07/15/2021		700,000	715,750
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		1,210,000	1,258,400
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		480,000	518,400
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		1,210,000	1,275,038
Chiquita Brands International, Inc.
7.875%, 02/01/2021		1,055,000	1,177,644
Constellation Brands, Inc.
4.250%, 05/01/2023		900,000	879,750

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	$1,120,000	$1,243,200
Darling International, Inc.
5.375%, 01/15/2022 (S)	660,000	678,150
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)	950,000	954,750
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)	620,000	602,950
HJ Heinz Company
4.250%, 10/15/2020 (S)	520,000	511,550
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,461,375
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	1,620,000	1,611,900
Pactiv LLC
7.950%, 12/15/2025	340,000	349,350
8.375%, 04/15/2027	1,070,000	1,096,750
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	570,000	597,075
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,660,000	1,799,025
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)	1,120,000	1,162,000
Spectrum Brands, Inc.
6.625%, 11/15/2022	120,000	130,650
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	553,000	572,355

		18,596,062
Energy - 17.9%
Access Midstream Partners LP
4.875%, 03/15/2024	10,000	9,975
6.125%, 07/15/2022	2,280,000	2,453,850
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	730,000	775,625
Arch Coal, Inc.
9.875%, 06/15/2019	1,980,000	1,722,600
Atlas Pipeline Partners LP
4.750%, 11/15/2021	700,000	665,000
5.875%, 08/01/2023	570,000	562,875
6.625%, 10/01/2020	260,000	276,900
Atwood Oceanics, Inc.
6.500%, 02/01/2020	930,000	999,750
Berry Petroleum Company LLC
6.750%, 11/01/2020	1,700,000	1,793,500
Calumet Specialty Products Partners LP
6.500%, 04/15/2021 (S)	790,000	790,000
7.625%, 01/15/2022	310,000	328,600
9.625%, 08/01/2020	630,000	722,925
CGG SA
6.500%, 06/01/2021	990,000	1,004,850
Chesapeake Energy Corp.
6.125%, 02/15/2021 (L)	1,210,000	1,318,900
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	440,000	451,000
Comstock Resources, Inc.
9.500%, 06/15/2020	580,000	661,200
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,200,000	1,249,350
CONSOL Energy, Inc.
8.250%, 04/01/2020	1,000,000	1,086,250
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	1,290,775	1,268,398

91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Crestwood Midstream Partners LP
6.125%, 03/01/2022 (S)	$700,000	$731,500
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	450,000	407,250
El Paso Corp.
6.500%, 09/15/2020	250,000	274,418
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	1,000,000	1,052,500
Exterran Partners LP
6.000%, 10/01/2022 (S)	790,000	777,131
First Wind Capital LLC
10.250%, 06/01/2018 (S)	1,400,000	1,519,000
Foresight Energy LLC
7.875%, 08/15/2021 (S)	1,050,000	1,099,875
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	1,000,000	1,035,000
Halcon Resources Corp.
8.875%, 05/15/2021	1,550,000	1,608,125
9.750%, 07/15/2020 (S)	500,000	537,500
Hercules Offshore, Inc.
7.500%, 10/01/2021 (S)	1,880,000	1,898,800
8.750%, 07/15/2021 (S)	700,000	759,500
Hiland Partners LP
7.250%, 10/01/2020 (S)	600,000	652,500
Kinder Morgan, Inc.
5.000%, 02/15/2021 (S)	880,000	881,337
5.625%, 11/15/2023 (S)	90,000	89,023
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	500,000	554,375
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	1,410,000	1,561,575
MarkWest Energy Partners LP
4.500%, 07/15/2023	1,550,000	1,491,875
6.250%, 06/15/2022	19,000	20,520
MEG Energy Corp.
6.375%, 01/30/2023 (S)	800,000	828,000
7.000%, 03/31/2024 (S)	310,000	327,825
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	1,370,000	1,068,600
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)	600,000	619,500
Natural Resource Partners LP
9.125%, 10/01/2018 (S)	810,000	846,450
Pacific Drilling SA
5.375%, 06/01/2020 (S)	930,000	923,025
Pan American Energy LLC
7.875%, 05/07/2021	299,000	304,980
Parker Drilling Company
6.750%, 07/15/2022 (S)	790,000	813,700
Parsley Energy LLC
7.500%, 02/15/2022 (S)	670,000	706,850
Peabody Energy Corp.
6.500%, 09/15/2020	800,000	826,000
7.875%, 11/01/2026	350,000	358,750
Penn Virginia Resource Partners LP
6.500%, 05/15/2021	550,000	587,125
Petrobras Global Finance BV
6.250%, 03/17/2024	1,210,000	1,246,783
Pioneer Energy Services Corp.
6.125%, 03/15/2022 (S)	320,000	325,600
Plains Exploration & Production Company
6.875%, 02/15/2023	270,000	300,375

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Puma International Financing SA
6.750%, 02/01/2021 (S)		$1,640,000	$1,660,500
QEP Resources, Inc.
5.250%, 05/01/2023		970,000	965,150
5.375%, 10/01/2022		480,000	482,400
6.875%, 03/01/2021		140,000	154,000
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (S)		790,000	847,275
Regency Energy Partners LP
4.500%, 11/01/2023		960,000	892,800
5.875%, 03/01/2022		800,000	830,000
Samson Investment Company
10.750%, 02/15/2020 (S)		1,720,000	1,874,800
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)		1,760,000	1,878,800
SESI LLC
7.125%, 12/15/2021		710,000	791,650
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		470,000	508,775
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		290,000	285,650
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)		500,000	535,000
Targa Resources Partners LP
6.375%, 08/01/2022		525,000	557,813
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)		930,000	976,500
Westmoreland Escrow Corp.
10.750%, 02/01/2018 (S)		520,000	568,100
Xinergy Corp.
9.250%, 05/15/2019 (S)		1,060,000	752,600

			59,738,728
Financials - 7.2%
Ally Financial, Inc.
8.000%, 03/15/2020		500,000	602,500
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		980,000	921,200
Barclays Bank PLC
7.625%, 11/21/2022		320,000	352,800
10.179%, 06/12/2021 (S)		880,000	1,179,490
CIT Group, Inc.
3.875%, 02/19/2019		1,800,000	1,820,223
5.000%, 08/01/2023		1,790,000	1,830,275
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		830,000	836,225
Corrections Corp. of America
4.125%, 04/01/2020		230,000	227,125
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (L)(Q)(S)		460,000	522,100
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		470,000	500,550
First Cash Financial Services, Inc.
6.750%, 04/01/2021 (S)		350,000	358,313
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		1,460,000	1,595,050
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	773,114

92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053		$310,000	$308,140
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		1,900,000	2,071,000
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		380,000	356,250
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		430,000	477,300
M&T Bank Corp.
6.875%, 06/15/2016 (Q)		790,000	790,219
Nationstar Mortgage LLC
6.500%, 08/01/2018		430,000	432,150
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023		190,000	194,577
SLM Corp.
6.125%, 03/25/2024		490,000	486,122
8.000%, 03/25/2020		1,110,000	1,277,888
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)		470,000	491,150
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,300,000	1,404,000
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		1,740,000	1,870,500
The Royal Bank of Scotland NV
7.750%, 05/15/2023		210,000	235,301
The Royal Bank of Scotland PLC
13.125%, 03/19/2022 (P)	AUD	1,550,000	1,711,283
TMX Finance LLC
8.500%, 09/15/2018 (S)		$420,000	459,900

			24,084,745
Health Care - 4.6%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)		650,000	678,438
12.875%, 11/01/2018		390,000	469,950
Alere, Inc.
6.500%, 06/15/2020		1,180,000	1,239,000
Catamaran Corp.
4.750%, 03/15/2021		780,000	790,725
ConvaTec Finance International SA, PIK
8.250%, 01/15/2019 (S)		770,000	793,100
DJO Finance LLC
9.750%, 10/15/2017		210,000	222,600
9.875%, 04/15/2018		890,000	970,100
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,000,000	1,100,000
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		1,000,000	1,062,500
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		520,000	531,700
HCA, Inc.
5.000%, 03/15/2024		2,240,000	2,244,200
IASIS Healthcare LLC
8.375%, 05/15/2019		800,000	854,000
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		800,000	824,000
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)		210,000	215,513

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	$500,000	$533,750
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	1,080,000	1,155,600
8.125%, 04/01/2022	150,000	167,625
WellCare Health Plans, Inc.
5.750%, 11/15/2020	1,500,000	1,575,000

		15,427,801
Industrials - 13.9%
Aguila 3 SA
7.875%, 01/31/2018 (S)	450,000	478,125
Air Canada
8.750%, 04/01/2020 (S)	640,000	693,600
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)	330,000	334,950
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)	200,000	204,996
Alliant Techsystems, Inc.
5.250%, 10/01/2021 (S)	900,000	924,750
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021	156,363	171,999
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	252,385	258,063
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)	1,790,000	1,883,975
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	867,255	904,113
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	1,180,000	1,221,300
Andrade Gutierrez International SA
4.000%, 04/30/2018 (S)	490,000	487,550
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	1,470,000	1,598,625
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	520,000	520,000
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)	980,000	891,800
CBC Ammo LLC
7.250%, 11/15/2021 (S)	1,450,000	1,464,500
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015	31,911	33,985
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	120,062	130,039
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014	242,196	243,104
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	663,616	779,749
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016	237,913	271,816

93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines Pass Through Certificates
Series 2012-1, Class B
6.875%, 05/07/2019 (S)		$455,778	$499,077
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		2,000,000	2,135,000
Ducommun, Inc.
9.750%, 07/15/2018		1,170,000	1,310,400
Emeco Pty Ltd.
9.875%, 03/15/2019 (S)		500,000	513,750
Erickson Air-Crane, Inc.
8.250%, 05/01/2020 (S)		1,335,000	1,401,750
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		750,000	826,875
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		57,580	59,235
Garda World Security Corp.
7.250%, 11/15/2021 (S)		300,000	320,250
GenCorp, Inc.
7.125%, 03/15/2021		380,000	411,825
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)		470,000	485,275
Griffon Corp.
5.250%, 03/01/2022 (S)		1,520,000	1,504,800
H&E Equipment Services, Inc.
7.000%, 09/01/2022		930,000	1,023,000
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		760,000	811,300
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022		1,040,000	998,400
Horizon Lines LLC
11.000%, 10/15/2016		467,000	467,000
Horizon Lines LLC, PIK
13.000%, 10/15/2016		844,604	781,259
International Lease Finance Corp.
8.250%, 12/15/2020		2,340,000	2,831,194
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		530,000	577,700
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	471,500
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		530,000	545,900
KP Germany Erste GmbH
11.625%, 07/15/2017 (S)	EUR	220,000	346,666
11.625%, 07/15/2017		180,000	283,636
Michael Baker International LLC
8.250%, 10/15/2018 (S)		$1,140,000	1,216,950
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		1,050,000	1,094,625
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		1,790,000	1,807,900
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		740,000	791,800
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		932,000	966,950
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		480,000	525,600
syncreon Group BV
8.625%, 11/01/2021 (S)		1,240,000	1,292,700
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		770,000	842,188

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		$1,340,000	$1,346,700
United Rentals North America, Inc.
5.750%, 11/15/2024		870,000	876,525
7.625%, 04/15/2022		750,000	840,938
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		826,760	892,900
Vander Intermediate Holding II Corp.,
PIK
9.750%, 02/01/2019 (S)		350,000	369,250
Watco Companies LLC
6.375%, 04/01/2023 (S)		650,000	659,750
Waterjet Holdings, Inc.
7.625%, 02/01/2020 (S)		310,000	328,600
WESCO Distribution, Inc.
5.375%, 12/15/2021 (S)		580,000	593,050

			46,549,257
Information Technology - 2.6%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		780,000	821,925
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		470,000	502,900
6.125%, 09/15/2023 (S)		640,000	696,800
Ancestry.com, Inc.
11.000%, 12/15/2020		430,000	505,250
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		390,000	409,500
APX Group, Inc.
6.375%, 12/01/2019		510,000	520,200
Audatex North America, Inc.
6.000%, 06/15/2021 (S)		50,000	53,375
6.125%, 11/01/2023 (S)		260,000	276,575
Bankrate, Inc.
6.125%, 08/15/2018 (S)		310,000	328,600
First Data Corp.
11.750%, 08/15/2021		830,000	871,500
12.625%, 01/15/2021		1,670,000	1,987,300
First Data Corp., PIK
8.750%, 01/15/2022 (S)		80,000	87,400
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		630,000	630,000
Kemet Corp.
10.500%, 05/01/2018		170,000	178,075
VeriSign, Inc.
4.625%, 05/01/2023		790,000	758,400

			8,627,800
Materials - 8.9%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		406,000	447,717
Appvion, Inc. 9.000%, 06/01/2020 (S)		2,010,000	2,050,200
ArcelorMittal 6.000%, 03/01/2021		140,000	149,275
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		468,024	513,071
Ardagh Packaging Finance PLC
6.750%, 01/31/2021 (S)		1,410,000	1,473,450
7.000%, 11/15/2020 (S)		91,765	96,582
7.375%, 10/15/2017 (S)	EUR	290,000	424,488
9.125%, 10/15/2020 (S)		$720,000	799,200
AuRico Gold, Inc. 7.750%, 04/01/2020 (S)		620,000	615,350
Axiall Corp. 4.875%, 05/15/2023 (S)		110,000	107,938

94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		$940,000	$864,800
Barrick Gold Corp. 4.100%, 05/01/2023		240,000	227,703
Cemex SAB de CV 9.000%, 01/11/2018		200,000	217,500
Clearwater Paper Corp.
4.500%, 02/01/2023		350,000	336,875
Coeur Mining, Inc. 7.875%, 02/01/2021		1,130,000	1,135,650
Eagle Spinco, Inc. 4.625%, 02/15/2021 (S)		845,000	835,494
Evraz Group SA
6.750%, 04/27/2018 (S)		700,000	647,500
9.500%, 04/24/2018		100,000	101,500
Exopack Holdings SA
7.875%, 11/01/2019 (S)		1,140,000	1,208,400
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		210,000	231,000
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)		190,000	199,975
6.875%, 02/01/2018 to 04/01/2022 (S)		1,300,000	1,386,738
8.250%, 11/01/2019 (S)		200,000	220,000
Global Brass & Copper, Inc.
9.500%, 06/01/2019		570,000	658,350
Hexion US Finance Corp.
6.625%, 04/15/2020		730,000	755,550
8.875%, 02/01/2018		620,000	644,800
HIG BBC Intermediate Holdings LLC,
PIK 10.500%, 09/15/2018 (S)		470,000	480,575
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		280,000	290,500
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	811,360
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$980,000	539,000
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (H)(S)		790,000	189,600
Mirabela Nickel, Ltd., PIK
3.500%, 06/30/2014 (S)		209,528	147,778
Molycorp, Inc. 10.000%, 06/01/2020 (L)		920,000	910,800
Resolute Forest Products, Inc.
5.875%, 05/15/2023 (S)		1,410,000	1,374,750
Ryerson, Inc.
9.000%, 10/15/2017		1,420,000	1,533,600
11.250%, 10/15/2018		290,000	324,800
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	93,375
St. Barbara, Ltd. 8.875%, 04/15/2018 (S)		1,220,000	1,000,400
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		880,000	974,600
12.500%, 05/01/2019		490,000	526,750
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		2,340,000	2,340,000
6.750%, 06/07/2016 (L)(S)		710,000	746,388
Verso Paper Holdings LLC
11.750%, 01/15/2019		910,000	980,525

			29,613,907
Telecommunication Services - 8.1%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		629,000	626,641
CenturyLink, Inc.
5.800%, 03/15/2022		830,000	848,675
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		1,100,000	1,193,500

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	$1,810,000	$1,773,800
7.500%, 04/01/2021	790,000	867,025
Level 3 Financing, Inc.
7.000%, 06/01/2020	320,000	346,800
8.625%, 07/15/2020	1,650,000	1,850,063
SoftBank Corp.
4.500%, 04/15/2020 (S)	660,000	656,700
Sprint Capital Corp.
6.875%, 11/15/2028	1,120,000	1,086,400
8.750%, 03/15/2032	5,510,000	6,061,000
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	820,000	1,002,450
Sprint Corp.
7.875%, 09/15/2023 (S)	2,220,000	2,442,000
tw telecom holdings, Inc.
6.375%, 09/01/2023	1,400,000	1,498,000
UPC Holding BV
9.875%, 04/15/2018 (S)	210,000	221,288
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	810,000	882,900
Verizon Communications, Inc.
5.150%, 09/15/2023	600,000	656,681
Vimpel Communications OJSC Via UBS
Luxembourg SA
8.250%, 05/23/2016	947,000	987,248
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	466,256
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	1,490,000	1,568,225
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (L)(S)	1,587,999	1,663,429
Windstream Corp.
7.500%, 06/01/2022	320,000	337,600

		27,036,681
Utilities - 2.8%
AES Corp.
4.875%, 05/15/2023	470,000	448,850
5.500%, 03/15/2024	660,000	655,050
7.375%, 07/01/2021	550,000	627,000
Atlantic Power Corp.
9.000%, 11/15/2018	290,000	305,950
Calpine Corp.
7.500%, 02/15/2021 (S)	222,000	242,535
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)	1,179,561	1,338,801
Mirant Mid-Atlantic LLC
10.060%, 12/30/2028	2,055,761	2,287,034
NRG REMA LLC
9.237%, 07/02/2017	1,898,099	1,907,589
9.681%, 07/02/2026	510,000	510,000
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,117,550

		9,440,359

TOTAL CORPORATE BONDS (Cost $296,329,288)		$299,213,250

CAPITAL PREFERRED SECURITIES - 0.7%
Consumer Staples - 0.2%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)	690,000	672,750

95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials - 0.5%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)		$1,000,000	$945,000
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		740,000	797,350

			1,742,350

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,218,540)			$2,415,100

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
8.000%, 01/31/2020 (S)	MXN	717,000	90,617

TOTAL CONVERTIBLE BONDS (Cost $112,260)			$90,617

MUNICIPAL BONDS - 0.1%
Commonwealth of Puerto Rico
8.000%, 07/01/2035		$460,000	429,622

TOTAL MUNICIPAL BONDS (Cost $427,823)			$429,622

TERM LOANS (M) - 2.9%
Consumer Discretionary - 0.8%
CWGS Group LLC
5.750%, 02/20/2020		1,202,438	1,206,195
Equinox Holdings, Inc.
8.654%, 07/31/2020		630,000	636,300
Stockbridge
13.000%, 05/02/2017		680,000	748,000
The Gymboree Corp.
5.000%, 02/23/2018		310,000	277,838

			2,868,333
Consumer Staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		270,000	261,900
Energy - 0.2%
FTS International, Inc.
8.500%, 05/06/2016		602,862	611,363
Health Care - 0.8%
CRC Health Corp. TBD 09/28/2021 (T)		650,000	650,000
Immucor, Inc.
5.000%, 08/17/2018		302,310	303,318
Physiotherapy Associates Holdings, Inc.
10.000%, 10/10/2016		830,000	817,550
Radnet Management, Inc.
8.000%, 03/05/2021		830,000	825,850

			2,596,718
Industrials - 0.9%
Commercial Barge Line Company
10.750%, 03/22/2020		1,860,000	1,850,700
Intelligrated, Inc.
10.500%, 01/30/2020		1,070,000	1,094,075

			2,944,775

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials - 0.1%
Kronos, Inc.
9.750%, 04/30/2020	$510,000	$527,000

TOTAL TERM LOANS (Cost $9,542,264)		$9,810,089

COMMON STOCKS - 2.4%
Consumer Discretionary - 0.3%
Bossier Casino Venture Holdco, Inc. (S)	43,365	$86,730
Ford Motor Company	36,705	572,598
Lear Corp.	2,315	193,812
PB Investors II LLC (I)	127,402	1
Tropicana Entertainment LLC (I)	7,500	7,500
Vertis Holdings, Inc. (I)	69,391	0

		860,641
Financials - 0.9%
Citigroup, Inc.	32,112	1,528,531
KCAD Holdings I, Ltd. (I)	165,553,563	905,578
Realogy Holdings Corp. (I)	16,746	727,614

		3,161,723
Health Care - 0.1%
Physiotherapy Associates Holdings, Inc.	11,500	460,000
Industrials - 0.9%
DeepOcean Group Holdings AS (I)	83,286	2,429,453
Horizon Lines, Inc., Class A (I)	373,764	276,585
Nortek, Inc. (I)	2,790	229,366

		2,935,404
Materials - 0.2%
LyondellBasell Industries NV, Class A	6,013	534,796

TOTAL COMMON STOCKS (Cost $9,746,593)		$7,952,564

PREFERRED SECURITIES - 1.8%
Financials - 1.8%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	120,597 $	3,292,298
Santander Finance Preferred
SAU, 10.500%	2,489	2,586,227

		5,878,525
Materials - 0.0%
ArcelorMittal, 6.000%	5,400	129,492

TOTAL PREFERRED SECURITIES (Cost $5,947,593)		$6,008,017

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	21,000
9.875%, 03/01/2049 (I)	2,050,000	14,350
10.250%, 11/01/2049 (I)	1,025,000	7,175

		42,525

TOTAL ESCROW CERTIFICATES (Cost $440,831)		$42,525

WARRANTS - 0.1%
Lear Corp. (Expiration Date: 11/09/2014;
Strike Price: $0.005) (I)	259	42,093
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price: $3.50) (I)	66,933	374

96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Republic of Venezuela Oil-Linked
Payment Obligation (Expiration
Date: 04/15/2020) (I)(N)	346,000	$83,905

TOTAL WARRANTS (Cost $107,260)		$126,372

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	542,170	$5,425,493

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,425,300)		$5,425,493

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
State Street Institutional Liquid Reserves
Fund, 0.0774% (Y)	2,224,169	2,224,169
Repurchase Agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 03/31/2014 at
0.000% to be repurchased at $109,225
on 04/01/2014, collateralized by
$120,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $111,756, including interest)	$109,225	$109,225

TOTAL SHORT-TERM INVESTMENTS (Cost $2,333,394)		$2,333,394

Total Investments (High Yield Trust)
(Cost $336,493,040) - 100.9%		$337,203,879
Other assets and liabilities, net - (0.9%)		(3,093,937)

TOTAL NET ASSETS - 100.0%		$334,109,942

Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 30.8%
Consumer Discretionary - 5.0%
Academy, Ltd. 9.250%, 08/01/2019 (S)	$400,000	$436,500
Cablevision Systems Corp.
7.750%, 04/15/2018	2,000,000	2,285,000
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020	1,200,000	1,062,000
11.250%, 06/01/2017	450,000	433,125
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)	100,000	102,500
5.625%, 02/15/2024 (S)	100,000	102,500
CCO Holdings LLC
5.125%, 02/15/2023	900,000	866,250
6.500%, 04/30/2021	1,000,000	1,060,000
Chrysler Group LLC 8.000%, 06/15/2019	3,000,000	3,285,000
Clear Channel Communications, Inc.
9.000%, 12/15/2019 to 03/01/2021	1,719,000	1,800,575
CSC Holdings LLC 6.750%, 11/15/2021	2,000,000	2,235,000
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	700,000	745,500
DISH DBS Corp. 5.000%, 03/15/2023	1,500,000	1,511,250
KB Home 7.500%, 09/15/2022	700,000	766,500
Laureate Education, Inc.
9.250%, 09/01/2019 (S)	500,000	532,500

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MGM Resorts International
6.750%, 10/01/2020		$400,000	$443,500
10.000%, 11/01/2016		1,500,000	1,790,625
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		1,600,000	1,744,000
Visant Corp. 10.000%, 10/01/2017		1,900,000	1,892,875

			23,095,200
Consumer Staples - 2.5%
Alliance One International, Inc.
9.875%, 07/15/2021		1,000,000	1,022,500
Boparan Finance PLC
9.750%, 04/30/2018 (S)	EUR	700,000	1,039,092
9.875%, 04/30/2018 (S)	GBP	750,000	1,347,266
Ceridian Corp. 11.250%, 11/15/2015		$1,000,000	1,007,500
JBS USA LLC
7.250%, 06/01/2021 (S)		1,200,000	1,275,000
8.250%, 02/01/2020 (S)		700,000	766,500
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		900,000	942,750
7.875%, 08/15/2019		300,000	330,375
9.875%, 08/15/2019		1,500,000	1,676,250
SUPERVALU, Inc. 8.000%, 05/01/2016		1,300,000	1,433,250
US Foods, Inc. 8.500%, 06/30/2019		800,000	865,600

			11,706,083
Energy - 5.4%
Antero Resources Finance Corp.
5.375%, 11/01/2021 (S)		600,000	609,000
7.250%, 08/01/2019		195,000	208,163
Arch Coal, Inc. 7.000%, 06/15/2019 (L)		750,000	579,375
Bill Barrett Corp. 7.000%, 10/15/2022		500,000	526,250
Chesapeake Energy Corp.
5.750%, 03/15/2023 (L)		4,200,000	4,446,750
6.875%, 11/15/2020		100,000	113,500
7.250%, 12/15/2018		2,000,000	2,330,000
CONSOL Energy, Inc. 8.250%, 04/01/2020		1,400,000	1,520,750
El Paso Corp. 7.750%, 01/15/2032		300,000	320,858
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017		1,000,000	1,087,500
EP Energy LLC 9.375%, 05/01/2020		1,000,000	1,156,250
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)		613,000	641,351
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)		1,300,000	1,285,886
Linn Energy LLC 8.625%, 04/15/2020		1,700,000	1,846,625
Midstates Petroleum Company, Inc.
10.750%, 10/01/2020		500,000	552,500
Niska Gas Storage Canada ULC / Niska
Gas Storage Canada Finance Corp.
6.500%, 04/01/2019 (S)		500,000	492,500
Peabody Energy Corp.
6.250%, 11/15/2021 (L)		1,500,000	1,503,750
Regency Energy Partners LP
5.875%, 03/01/2022		200,000	207,500
Sabine Pass LNG LP 7.500%, 11/30/2016		800,000	884,000
Samson Investment Company
10.750%, 02/15/2020 (S)		1,800,000	1,962,000
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)		900,000	960,750
SandRidge Energy, Inc.
7.500%, 03/15/2021		500,000	533,750
W&T Offshore, Inc. 8.500%, 06/15/2019		1,200,000	1,296,000

			25,065,008

97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 3.4%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
8.125%, 05/15/2018 (Q)	$1,500,000	$1,713,750
E*TRADE Financial Corp.
6.000%, 11/15/2017	500,000	525,625
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
7.900%, 04/30/2018 (Q)	7,500,000	8,475,000
Nationstar Mortgage LLC
9.625%, 05/01/2019	2,000,000	2,210,000
Nuveen Investments, Inc.
9.500%, 10/15/2020 (S)	1,800,000	1,917,000
Stena International SA
5.750%, 03/01/2024 (S)	800,000	798,000

		15,639,375
Health Care - 2.2%
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)	300,000	307,500
6.875%, 02/01/2022 (S)	500,000	522,500
HCA, Inc.
6.500%, 02/15/2020	1,300,000	1,456,000
7.500%, 02/15/2022	1,200,000	1,371,000
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	300,000	307,875
Tenet Healthcare Corp.
8.000%, 08/01/2020	953,000	1,041,153
9.250%, 02/01/2015	3,400,000	3,612,500
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (S)	1,400,000	1,575,000

		10,193,528
Industrials - 1.9%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)	1,200,000	1,347,000
CEVA Group PLC 4.000%, 05/01/2018 (S)	2,100,000	1,968,750
Navistar International Corp.
8.250%, 11/01/2021 (L)	1,100,000	1,122,000
Ocean Rig UDW, Inc.
7.250%, 04/01/2019 (S)	3,000,000	2,996,250
Stena AB 7.000%, 02/01/2024 (S)	300,000	305,250
United Rentals North America, Inc.
8.375%, 09/15/2020 (L)	900,000	996,750

		8,736,000
Information Technology - 3.3%
CDW LLC
8.500%, 04/01/2019	2,500,000	2,737,500
12.535%, 10/12/2017	44,000	45,980
First Data Corp.
8.250%, 01/15/2021 (S)	3,500,000	3,797,500
12.625%, 01/15/2021	3,050,000	3,629,500
First Data Corp., PIK
8.750%, 01/15/2022 (S)	1,504,000	1,643,120
Freescale Semiconductor, Inc.
8.050%, 02/01/2020	1,028,000	1,129,515
10.750%, 08/01/2020	1,676,000	1,944,160
Infor US, Inc. 9.375%, 04/01/2019	200,000	225,250
SRA International, Inc.
11.000%, 10/01/2019	300,000	315,750

		15,468,275

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials - 2.3%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		$1,000,000	$1,092,500
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		600,000	661,650
Cemex SAB de CV
5.875%, 03/25/2019 (S)		500,000	518,125
9.000%, 01/11/2018 (S)		3,000,000	3,262,500
First Quantum Minerals, Ltd.
6.750%, 02/15/2020 (S)		517,000	523,463
7.000%, 02/15/2021 (S)		517,000	526,048
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (L)(S)		1,000,000	1,053,750
INEOS Finance PLC
8.375%, 02/15/2019 (S)		700,000	773,500
INEOS Group Holdings SA
5.875%, 02/15/2019 (S)		300,000	306,375
Orion Engineered Carbons Bondco GmbH
10.000%, 06/15/2018 (S)	EUR	1,350,000	2,024,980

			10,742,891
Telecommunication Services - 3.5%
CenturyLink, Inc. 6.750%, 12/01/2023		$200,000	212,250
Cricket Communications, Inc.
7.750%, 10/15/2020		2,300,000	2,628,900
Frontier Communications Corp.
8.500%, 04/15/2020		500,000	581,250
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		3,000,000	3,667,500
11.500%, 11/15/2021		1,500,000	1,995,000
T-Mobile USA, Inc.
6.633%, 04/28/2021		2,500,000	2,687,500
6.731%, 04/28/2022		2,500,000	2,678,125
Verizon Communications, Inc.
5.150%, 09/15/2023		1,400,000	1,532,257

			15,982,782
Utilities - 1.3%
Calpine Corp.
7.500%, 02/15/2021 (S)		800,000	874,000
7.875%, 07/31/2020 (S)		640,000	704,000
GenOn Energy, Inc. 7.875%, 06/15/2017		400,000	402,000
InterGen NV 7.000%, 06/30/2023 (S)		4,000,000	4,200,000

			6,180,000

TOTAL CORPORATE BONDS (Cost $128,764,429)			$142,809,142

CONVERTIBLE BONDS - 1.2%
Consumer Discretionary - 0.5%
Volkswagen International Finance NV
5.500%, 11/09/2015 (S)	EUR	1,500,000	2,422,425
Materials - 0.7%
Cemex SAB de CV
3.250%, 03/15/2016		$1,350,000	1,853,719
3.750%, 03/15/2018		805,000	1,151,653

			3,005,372

TOTAL CONVERTIBLE BONDS (Cost $4,076,107)			$5,427,797

TERM LOANS (M) - 2.0%
Consumer Discretionary - 0.7%
Clear Channel Communications, Inc.
3.803%, 01/29/2016		44,230	43,622
6.903%, 01/30/2019		2,539,722	2,483,848
7.653%, 07/30/2019		816,818	814,903

98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
SuperMedia, Inc., PIK
11.600%, 12/30/2016	$156,444	$116,844

		3,459,217
Industrials - 0.8%
Drillships Financing Holding Inc
6.000%, 03/31/2021	2,000,000	2,038,334
Navistar, Inc.
5.750%, 08/17/2017	760,128	769,629
US Investigations Services LLC
5.000%, 02/21/2015	671,060	661,413

		3,469,376
Information Technology - 0.5%
First Data Corp.
4.155%, 03/23/2018	1,584,873	1,587,692
SRA International, Inc.
6.500%, 07/20/2018	817,143	818,675

		2,406,367

TOTAL TERM LOANS (Cost $9,117,039)		$9,334,960

COMMON STOCKS - 56.3%
Consumer Discretionary - 0.9%
Automobiles - 0.5%
Ford Motor Company	70,000 $	1,092,000
General Motors Company	32,416	1,115,759

		2,207,759
Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.	4,790	469,564
Media - 0.1%
Dex Media, Inc. (I)(L)	19,933	183,384
Multiline Retail - 0.2%
Target Corp.	18,110	1,095,836

		3,956,543
Consumer Staples - 0.9%
Beverages - 0.9%
PepsiCo, Inc.	35,920	2,999,320
The Coca-Cola Company	24,470	946,010

		3,945,330

		3,945,330
Energy - 9.7%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	28,670	1,864,123
Halliburton Company	77,910	4,588,120
Transocean, Ltd. (L)	35,000	1,446,900

		7,899,143
Oil, Gas & Consumable Fuels - 8.0%
BP PLC, ADR	170,000	8,177,000
Canadian Oil Sands, Ltd.	190,000	3,985,617
Chesapeake Energy Corp.	40,000	1,024,800
Chevron Corp.	22,230	2,643,369
Exxon Mobil Corp.	39,790	3,886,687
Royal Dutch Shell PLC, ADR	154,414	11,281,487
Spectra Energy Corp.	73,370	2,710,288
The Williams Companies, Inc.	46,570	1,889,811
Total SA, ADR (L)	25,000	1,640,000

		37,239,059

		45,138,202

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 5.0%
Banks - 4.8%
Bank of America Corp.	200,000	$3,440,000
Barclays PLC	150,000	583,722
HSBC Holdings PLC	250,000	2,531,354
JPMorgan Chase & Company	120,000	7,285,200
Wells Fargo & Company	174,800	8,694,552

		22,534,828
Insurance - 0.2%
MetLife, Inc.	15,309	808,315

		23,343,143
Health Care - 6.7%
Pharmaceuticals - 6.7%
Eli Lilly & Company	18,400	1,083,024
Johnson & Johnson	46,010	4,519,562
Merck & Company, Inc.	167,130	9,487,964
Pfizer, Inc.	200,000	6,424,000
Roche Holding AG	23,430	7,046,893
Sanofi, ADR	50,000	2,614,000

		31,175,443

		31,175,443
Industrials - 3.7%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	19,290	3,148,900
Raytheon Company	19,110	1,887,877

		5,036,777
Air Freight & Logistics - 0.3%
CEVA Group PLC (I)	1,115	1,393,838
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	22,620	772,699
Waste Management, Inc.	65,340	2,748,854

		3,521,553
Industrial Conglomerates - 1.6%
General Electric Company	281,620	7,291,142

		17,243,310
Information Technology - 4.4%
Communications Equipment - 0.6%
Cisco Systems, Inc.	119,080	2,668,583
Semiconductors & Semiconductor Equipment - 2.4%
Texas Instruments, Inc.	53,370	2,516,396
Intel Corp.	256,460	6,619,233
Maxim Integrated Products, Inc.	64,870	2,148,494

		11,284,123
Software - 0.7%
Microsoft Corp.	61,640	2,526,624
Oracle Corp.	20,410	834,973

		3,361,597
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	5,950	3,193,603

		20,507,906
Materials - 9.4%
Chemicals - 4.9%
Agrium, Inc. (L)	35,000	3,413,200
E.I. du Pont de Nemours & Company	69,450	4,660,095
LyondellBasell Industries NV, Class A	75,000	6,670,500
The Dow Chemical Company	133,430	6,483,364

99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Mosaic Company	25,180	$1,259,000

		22,486,159
Metals & Mining - 4.5%
AngloGold Ashanti, Ltd., ADR (L)	28,735	490,794
Barrick Gold Corp.	89,750	1,600,243
BHP Billiton PLC	161,680	4,992,460
Freeport-McMoRan Copper & Gold, Inc.	137,150	4,535,551
Goldcorp, Inc.	65,440	1,601,971
Newmont Mining Corp.	93,750	2,197,500
Rio Tinto PLC, ADR (L)	97,451	5,440,689

		20,859,208

		43,345,367
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	140,000	4,909,800
CenturyLink, Inc.	15,000	492,600
Telstra Corp., Ltd.	500,000	2,357,721
Verizon Communications, Inc.	15,780	750,497

		8,510,618
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	327,272	1,203,484

		9,714,102
Utilities - 13.5%
Electric Utilities - 7.9%
American Electric Power Company, Inc.	70,000	3,546,200
Duke Energy Corp.	117,082	8,338,580
Entergy Corp.	50,000	3,342,500
Exelon Corp.	115,000	3,859,400
FirstEnergy Corp.	35,450	1,206,364
HK Electric Investments & HK
Electric Investments, Ltd. (I)	1,000,000	644,621
NextEra Energy, Inc.	53,345	5,100,849
Pinnacle West Capital Corp.	27,430	1,499,324
PPL Corp.	35,500	1,176,470
The Southern Company	110,000	4,833,400
Xcel Energy, Inc.	110,000	3,339,600

		36,887,308
Gas Utilities - 0.5%
AGL Resources, Inc.	50,000	2,448,000
Independent Power and Renewable Electricity
Producers - 0.6%
Dynegy, Inc. (I)	110,168	2,747,590
Multi-Utilities - 4.5%
Dominion Resources, Inc.	60,070	4,264,369
PG&E Corp.	112,400	4,855,680
Public Service Enterprise Group, Inc.	150,000	5,721,000
Sempra Energy	49,950	4,833,162
TECO Energy, Inc. (L)	59,000	1,011,850

		20,686,061

		62,768,959

TOTAL COMMON STOCKS (Cost $223,071,067)		$261,138,305

PREFERRED SECURITIES - 5.4%
Energy - 1.1%
Energy Equipment & Services - 0.0%
Newco Acquisition Company, Ltd. (I)	31	51,770

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp., 5.750% (S)	1,900	$2,124,438
SandRidge Energy, Inc., 7.000% (I)	26,500	2,668,219

		4,792,657

		4,844,427
Financials - 3.8%
Banks - 1.1%
Wells Fargo & Company, 7.500%	4,600	5,395,800
Diversified Financial Services - 1.3%
Bank of America Corp., 7.250%	5,350	6,121,524
Insurance - 0.2%
MetLife, Inc., 5.000%	27,000	831,600
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc., 1.950%	90,000	2,237,400
Thrifts & Mortgage Finance - 0.7%
Federal Home Loan Mortgage Corp.,
Series Z (Higher of 3 month
LIBOR + 4.160% or 7.875%) (I)	94,900	1,043,900
Federal National Mortgage Association,
Series S (Higher of 3 month
LIBOR + 4.230% or 7.750%) (I)	79,300	831,064
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	562,870
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	712,800

		3,150,634

		17,736,958
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Ceva, Inc. (I)	1,068	1,335,150
Utilities - 0.2%
Multi-Utilities - 0.2%
Dominion Resources, Inc., 6.125%	8,500	488,750
Dominion Resources, Inc., 6.000%	8,500	491,045

		979,795

		979,795

TOTAL PREFERRED SECURITIES (Cost $23,689,996)		$24,896,330

WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	10,796	18,677

TOTAL WARRANTS (Cost $208,370)		$18,677

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
General Motors Company (I)	85,000	850
SuperMedia, Inc. (I)	651,025	0

		850
Utilities - 0.0%
Dynegy Holdings LLC
7.500%, 06/01/2015 (I)	1,220,000	0
7.750%, 06/01/2019 (I)	1,250,000	0
Dynegy, Inc. (I)	2,000,000	0

		0

TOTAL ESCROW CERTIFICATES (Cost $326)		$850

100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

EQUITY LINKED SECURITIES - 1.0%
Financials - 1.0%
Broadcom Corp. (Wells Fargo & Company)
7.000%, 12/04/2014 (I)(S)	6,000,000	$1,759,200
Devon Energy Corp. (Barclays Bank PLC)
6.000%, 12/24/2014 (I)(S)	1,500,000	979,050
Weatherford Interntational, Ltd. (Barclays
Bank PLC) 7.500%, 12/05/2014 (I)(S)	11,500,000	1,936,025

		4,674,275

TOTAL EQUITY LINKED SECURITIES (Cost $4,375,000)		$4,674,275

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	1,600,385	$16,015,051

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,014,660)		$16,015,051

SHORT-TERM INVESTMENTS - 2.2%
U.S. Government Agency - 2.2%
Federal Home Loan Bank Discount Notes,
0.000%, 04/01/2014 *	$10,100,000	$10,099,985

TOTAL SHORT-TERM INVESTMENTS (Cost $10,100,000)		$10,099,985

Total Investments (Income Trust)
(Cost $419,416,994) - 102.3%		$474,415,372
Other assets and liabilities, net - (2.3%)		(10,771,116)

TOTAL NET ASSETS - 100.0%		$463,644,256

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.9%
Australia - 4.7%
Arrium, Ltd.	1,351,993	$1,701,092
BHP Billiton, Ltd.	289,763	9,821,587
BlueScope Steel, Ltd. (I)	402,789	2,295,542
Commonwealth Bank of Australia	35,252	2,537,772
Flight Centre Travel Group, Ltd.	15,705	766,205
Goodman Fielder, Ltd.	890,823	509,913
GPT Group	234,366	796,560
Investa Office Fund	195,580	589,066
JB Hi-Fi, Ltd. (L)	76,937	1,337,100
Macquarie Group, Ltd.	21,485	1,158,512
Mirvac Group	745,908	1,178,746
Myer Holdings, Ltd. (L)	336,408	697,013
National Australia Bank, Ltd.	143,289	4,724,257
Pacific Brands, Ltd.	405,780	199,633
QBE Insurance Group, Ltd.	199,557	2,371,522
Rio Tinto, Ltd.	78,190	4,611,855
Stockland	431,480	1,503,044
Tabcorp Holdings, Ltd.	296,471	938,946
Westpac Banking Corp.	79,496	2,556,007

		40,294,372
Austria - 0.5%
OMV AG	51,573	2,340,980
Voestalpine AG	42,083	1,852,021

		4,193,001

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium - 1.1%
Ageas	54,246	$2,418,792
Belgacom SA	74,841	2,344,966
Delhaize Group SA	44,106	3,225,565
KBC Groep NV	30,777	1,895,432

		9,884,755
Canada - 0.8%
BlackBerry, Ltd. (I)(L)	215,800	1,747,092
First Quantum Minerals, Ltd.	80,300	1,483,970
Magna International, Inc.	25,500	2,451,506
Methanex Corp. (L)	22,500	1,439,756

		7,122,324
China - 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	594,000	511,100
Denmark - 0.7%
Coloplast A/S	10,683	863,732
Pandora A/S (L)	32,463	2,142,503
Vestas Wind Systems A/S (I)	72,212	2,895,267

		5,901,502
Finland - 1.3%
Neste Oil OYJ (L)	44,965	916,495
Nokia OYJ (I)	1,080,797	7,951,866
Sampo OYJ, Class A	44,192	2,293,993
Tieto OYJ	14,732	378,476

		11,540,830
France - 12.4%
Air France-KLM (I)	218,975	3,288,592
Airbus Group NV	26,837	1,922,091
Alcatel-Lucent (I)	646,157	2,544,731
AXA SA	203,812	5,294,777
BNP Paribas SA	76,698	5,913,348
Bouygues SA	46,325	1,930,348
Carrefour SA	28,031	1,084,360
Cie Generale des Etablissements Michelin	13,884	1,735,705
Credit Agricole SA (I)	95,979	1,512,651
GDF Suez	264,384	7,232,218
Lagardere SCA	33,059	1,312,132
Orange SA	402,556	5,946,453
Peugeot SA (I)(L)	297,806	5,609,920
Publicis Groupe SA	22,976	2,074,297
Rallye SA	8,834	412,331
Renault SA	27,172	2,639,320
Safran SA	33,611	2,328,553
Societe Generale SA	156,594	9,639,230
Total SA (L)	581,990	38,309,213
Valeo SA	18,079	2,546,127
Vivendi SA	159,299	4,433,744

		107,710,141
Germany - 8.2%
Allianz SE	11,922	2,015,041
Aurubis AG	36,031	1,957,105
Bayer AG	13,742	1,860,991
Commerzbank AG (I)	114,453	2,105,260
Continental AG	20,774	4,981,966
Daimler AG	130,923	12,385,161
Deutsche Lufthansa AG (I)	124,742	3,270,667
Deutsche Post AG	137,848	5,124,834
Deutsche Telekom AG	129,029	2,093,569
Duerr AG	21,632	1,670,726
E.ON SE	724,203	14,143,742
Leoni AG	31,609	2,311,604

101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Metro AG	47,882	$1,953,170
Muenchener Rueckversicherungs AG	10,894	2,380,525
ProSiebenSat.1 Media AG	59,591	2,733,390
RWE AG	187,056	7,590,663
Salzgitter AG	21,171	838,163
Sky Deutschland AG (I)	174,915	1,509,378

		70,925,955
Hong Kong - 2.6%
AIA Group, Ltd.	320,800	1,525,771
Cheung Kong Holdings, Ltd.	224,000	3,721,706
Esprit Holdings, Ltd.	828,915	1,383,319
Galaxy Entertainment Group, Ltd. (I)	501,000	4,376,045
Hutchison Whampoa, Ltd.	73,000	969,785
Melco International Development, Ltd.	51	171
Noble Group, Ltd.	1,333,000	1,260,218
Sun Hung Kai Properties, Ltd.	367,000	4,506,532
Swire Pacific, Ltd.	144,000	1,680,067
Wharf Holdings, Ltd.	118,000	756,814
Xinyi Glass Holdings Company, Ltd.	2,410,000	1,965,999
Yue Yuen Industrial Holdings, Ltd.	188,782	616,382

		22,762,809
Ireland - 0.4%
Shire PLC	66,391	3,286,705
Isle of Man - 0.1%
Playtech PLC	54,561	615,964
Israel - 0.5%
Africa Israel Investments, Ltd. (I)	126,946	293,715
Bezeq The
Israeli Telecommunication Corp., Ltd.	850,060	1,515,319
Partner Communications Company, Ltd. (I)	88,145	801,354
Teva Pharmaceutical Industries, Ltd.	35,462	1,868,870

		4,479,258
Italy - 6.3%
A2A SpA	698,268	904,023
Azimut Holding SpA	53,282	1,903,407
Enel SpA	2,680,228	15,159,837
Eni SpA	344,489	8,638,539
Fiat SpA (I)	366,018	4,267,134
Finmeccanica SpA (I)(L)	477,772	4,718,288
Intesa Sanpaolo SpA	1,356,533	4,602,977
Mediaset SpA (I)	446,459	2,496,936
Mediolanum SpA	167,801	1,583,729
Recordati SpA	33,918	593,211
Telecom Italia SpA (L)	3,797,524	4,488,464
Telecom Italia SpA	2,486,198	2,333,055
UniCredit SpA	263,743	2,410,883

		54,100,483
Japan - 17.2%
Adastria Holdings Company, Ltd.	19,620	491,544
COLOPL, Inc. (I)(L)	61,400	1,622,156
CROOZ, Inc. (L)	16,600	742,818
CyberAgent, Inc.	55,000	2,105,402
Daikyo, Inc.	430,000	862,419
Daito Trust Construction Company, Ltd.	33,600	3,112,301
Daiwa Securities Group, Inc.	165,000	1,433,560
Daiwabo Holdings Company, Ltd.	223,000	388,757
Dena Company, Ltd. (L)	195,500	3,531,437
DIC Corp.	311,000	816,203
Fuji Electric Company, Ltd.	236,000	1,055,086
Fuji Heavy Industries, Ltd.	146,384	3,964,060

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Oil Company, Ltd.	25,600	$327,837
Gree, Inc. (L)	291,300	3,220,216
Gunze, Ltd.	87,000	230,734
Hanwa Company, Ltd.	111,000	430,374
Haseko Corp.	266,900	1,669,070
Hino Motors, Ltd.	89,000	1,318,108
Inpex Corp.	163,500	2,123,092
ITOCHU Corp.	428,300	5,011,292
JFE Holdings, Inc.	83,500	1,569,015
JX Holdings, Inc.	1,056,100	5,091,492
K’s Holdings Corp.	56,500	1,567,607
Kakaku.com, Inc.	78,100	1,269,731
Kao Corp.	49,150	1,740,594
Kawasaki Kisen Kaisha, Ltd.	1,070,000	2,311,635
KDDI Corp.	60,290	3,500,737
Keyence Corp.	5,800	2,389,406
Kinugawa Rubber Industrial Company, Ltd.	68,000	281,805
Kobe Steel, Ltd.	703,000	932,916
Kohnan Shoji Company, Ltd. (L)	28,200	284,728
Kurimoto, Ltd.	59,000	130,209
Leopalace21 Corp. (I)	318,300	1,526,911
Marubeni Corp.	506,176	3,398,034
Mazda Motor Corp.	602,512	2,676,721
Medipal Holdings Corp.	58,400	894,259
MEIJI Holdings Company, Ltd.	13,500	850,972
Mitsubishi Chemical Holdings Corp.	408,800	1,697,713
Mitsubishi Corp.	303,105	5,622,540
Mitsubishi Electric Corp.	82,000	923,057
Mitsui & Company, Ltd.	269,500	3,808,995
Mitsui Engineering &
Shipbuilding Company, Ltd.	388,000	819,093
Mitsui Mining & Smelting Company, Ltd.	369,000	851,733
Mitsui O.S.K. Lines, Ltd.	557,000	2,166,567
Murata Manufacturing Company, Ltd.	25,600	2,419,736
Namco Bandai Holdings, Inc.	51,500	1,221,565
Nidec Corp.	46,400	2,845,130
Nippon Light Metal Holdings Company, Ltd.	517,700	676,760
Nippon Paper Industries Company, Ltd. (L)	92,300	1,740,187
Nippon Telegraph & Telephone Corp.	75,800	4,119,094
Nippon Yusen KK	654,000	1,899,425
Nipro Corp. (L)	78,800	707,796
Nitori Holdings Company, Ltd.	30,700	1,332,260
North Pacific Bank Ltd.	76,300	309,225
NTT DOCOMO, Inc.	176,200	2,776,467
Orient Corp. (I)(L)	353,800	711,874
Panasonic Corp.	298,300	3,392,591
Pigeon Corp.	22,400	1,009,283
Resona Holdings, Inc.	928,400	4,486,519
Round One Corp.	113,900	975,683
Ryohin Keikaku Company, Ltd.	13,900	1,340,219
Sanix, Inc. (I)(L)	63,400	686,365
Seiko Epson Corp.	31,000	968,649
SoftBank Corp.	25,700	1,942,103
Sojitz Corp.	1,132,800	1,931,184
Sumitomo Corp.	387,200	4,923,466
Sumitomo Mitsui Company, Ltd. (I)(L)	836,200	876,377
Sumitomo Realty &
Development Company, Ltd.	34,000	1,330,718
Taiheiyo Cement Corp.	341,000	1,228,059
Taisei Corp. (L)	257,000	1,146,926
Takeda Pharmaceutical Company, Ltd.	43,211	2,045,271
The Daiei, Inc. (I)	109,250	359,919
Tokyo Electric Power Company, Inc. (I)	794,900	3,198,205

102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Tatemono Company, Ltd.	140,000	$1,199,569
Tokyotokeiba Company, Ltd. (L)	122,000	363,194
TonenGeneral Sekiyu KK	70,867	625,294
Tosoh Corp.	155,000	597,055
Toyota Motor Corp.	101,100	5,701,414
Toyota Tsusho Corp.	138,100	3,502,773
UNY Group Holdings Company, Ltd.	159,500	947,670
Yamada Denki Company, Ltd.	801,000	2,669,711

		148,970,672
Luxembourg - 0.2%
ArcelorMittal	101,487	1,637,907
Macau - 0.4%
Sands China, Ltd.	502,800	3,764,462
Netherlands - 7.4%
Aegon NV	362,148	3,335,786
Corbion NV	34,219	808,098
Delta Lloyd NV	43,739	1,212,527
ING Groep NV (I)	251,176	3,572,145
Koninklijke BAM Groep NV	161,878	969,288
Koninklijke KPN NV (I)	1,057,713	3,733,811
PostNL NV (I)	569,168	2,593,692
Royal Dutch Shell PLC, B Shares	314,097	12,262,475
Royal Dutch Shell PLC, Class A	821,216	30,005,409
SNS REAAL NV (I)	69,081	0
Unilever NV	114,605	4,714,226
Wereldhave NV	13,246	1,126,987

		64,334,444
New Zealand - 0.4%
Chorus, Ltd. (L)	230,313	343,077
Fletcher Building, Ltd.	164,935	1,364,423
Telecom Corp. of New Zealand, Ltd.	735,167	1,558,869

		3,266,369
Norway - 0.9%
Statoil ASA	158,468	4,471,129
TGS-NOPEC Geophysical Company ASA	54,323	1,778,417
Vard Holdings, Ltd. (I)	170,000	135,654
Yara International ASA	30,871	1,367,391

		7,752,591
Portugal - 0.5%
EDP - Energias de Portugal SA	865,913	4,020,118
Portugal Telecom SGPS SA (L)	135,171	575,333

		4,595,451
Singapore - 0.5%
Ezion Holdings, Ltd.	389,600	670,230
Ezra Holdings, Ltd.	574,000	498,813
Golden Agri-Resources, Ltd.	6,522,000	2,983,829

		4,152,872
Spain - 8.1%
ACS Actividades de Construccion
y Servicios SA	67,630	2,659,101
Amadeus IT Holding SA, A Shares	49,616	2,061,797
Banco Bilbao Vizcaya Argentaria SA	527,733	6,345,571
Banco Santander SA	2,448,306	23,371,906
Distribuidora Internacional de Alimentacion SA	139,720	1,277,704
Enagas SA	52,000	1,581,853
Fomento de Construcciones y Contratas SA (I)	23,812	543,191
Gas Natural SDG SA	154,714	4,352,636
Iberdrola SA	989,882	6,926,659
Repsol SA	171,447	4,378,651

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Telefonica SA	1,032,914	$16,368,313

		69,867,382
Sweden - 0.6%
Boliden AB	68,867	1,048,743
Investor AB, B Shares	67,274	2,436,837
NCC AB, B Shares (L)	27,927	1,011,401
TeliaSonera AB (L)	140,799	1,063,369

		5,560,350
Switzerland - 1.9%
Actelion, Ltd. (I)	22,060	2,090,589
Adecco SA (I)	9,978	830,431
Givaudan SA (I)	600	928,051
Novartis AG	61,878	5,253,933
Roche Holding AG	7,739	2,327,610
Swiss Life Holding AG (I)	6,504	1,599,445
Zurich Insurance Group AG (I)	9,809	3,012,488

		16,042,547
United Kingdom - 19.8%
Aberdeen Asset Management PLC	171,858	1,120,100
Admiral Group PLC	28,312	674,140
Anglo American PLC	144,440	3,691,122
Ashtead Group PLC	94,365	1,498,663
ASOS PLC (I)	21,333	1,844,030
Associated British Foods PLC	20,647	958,066
AstraZeneca PLC	395,769	25,656,504
Aviva PLC	272,110	2,171,080
BAE Systems PLC	871,068	6,051,311
Barclays PLC	400,545	1,558,714
BBA Aviation PLC	46,778	258,840
BG Group PLC	278,444	5,198,355
BHP Billiton PLC	249,350	7,699,592
BP PLC	3,184,472	25,587,392
BT Group PLC	1,032,691	6,567,634
Bunzl PLC	50,097	1,335,726
Dixons Retail PLC (I)	2,098,259	1,723,982
Drax Group PLC	105,662	1,350,990
easyJet PLC	60,617	1,734,799
GlaxoSmithKline PLC	202,161	5,390,690
Home Retail Group PLC	415,812	1,502,671
Imperial Tobacco Group PLC	51,359	2,076,834
ITV PLC	689,863	2,204,125
Lancashire Holdings, Ltd.	46,876	535,123
Legal & General Group PLC	261,157	891,621
Lloyds Banking Group PLC (I)	6,899,931	8,631,948
Mondi PLC	53,346	934,817
Next PLC	35,635	3,921,658
Persimmon PLC (I)	39,002	876,055
Premier Foods PLC (I)(L)	128,645	143,058
Prudential PLC	167,524	3,547,228
Rio Tinto PLC	284,176	15,847,847
Rolls-Royce Holdings PLC	70,832	1,267,988
Taylor Wimpey PLC	425,864	837,124
Tesco PLC	615,906	3,037,721
Thomas Cook Group PLC (I)	753,439	2,267,145
Trinity Mirror PLC (I)	94,654	304,469
Tullett Prebon PLC	55,794	262,573
Unilever PLC	113,881	4,870,642
Vodafone Group PLC	2,596,666	9,548,776
WH Smith PLC	60,868	1,221,019
Whitbread PLC	23,320	1,618,674
William Hill PLC	139,924	796,091

103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
WPP PLC	119,926	$2,477,925

		171,694,862
United States - 0.3%
Valeant Pharmaceuticals International, Inc. (I)	18,000	2,368,087
Verizon Communications, Inc.	337	16,028

		2,384,115

TOTAL COMMON STOCKS (Cost $729,673,055)		$847,353,223

PREFERRED SECURITIES - 0.6%
Germany - 0.6%
Porsche Automobil Holding SE	34,511	3,547,984
Volkswagen AG	8,144	2,111,703

		5,659,687

TOTAL PREFERRED SECURITIES (Cost $4,140,317)		$5,659,687

RIGHTS - 0.0%
Spain - 0.0%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 04/22/2014; Strike Price:
EUR 0.17) (I)	527,733	123,595
United Kingdom - 0.0%
Premier Foods PLC (Expiration Date:
04/07/2014; Strike Price: GBP 50.00) (I)	205,832	54,904

TOTAL RIGHTS (Cost $202,885)		$178,499

SECURITIES LENDING COLLATERAL - 6.6%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	5,672,586	56,765,565

TOTAL SECURITIES LENDING
COLLATERAL (Cost $56,764,439)		$56,765,565

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	11,248,639	11,248,639

TOTAL SHORT-TERM INVESTMENTS (Cost $11,248,639)		$11,248,639

Total Investments (International Core Trust)
(Cost $802,029,335) - 106.4%		$921,205,613
Other assets and liabilities, net - (6.4%)		(55,435,143)

TOTAL NET ASSETS - 100.0%		$865,770,470

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.6%
Australia - 5.6%
AGL Energy, Ltd.	22,091	$311,514
ALS, Ltd. (L)	15,602	106,536
Alumina, Ltd. (I)	97,775	108,888
Amcor, Ltd.	46,092	445,339
AMP, Ltd.	108,322	501,379
APA Group, Ltd.	34,684	206,718
Asciano, Ltd.	34,768	168,207
ASX, Ltd.	6,730	225,514

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Aurizon Holdings, Ltd.	67,567	$322,741
Australia & New Zealand Banking Group, Ltd.	100,930	3,104,903
Bank of Queensland, Ltd.	11,748	140,364
Bendigo and Adelaide Bank, Ltd.	16,850	178,004
BHP Billiton, Ltd.	117,871	3,995,244
Boral, Ltd.	30,626	160,968
Brambles, Ltd.	58,198	500,737
Caltex Australia, Ltd.	5,216	106,730
CFS Retail Property Trust Group	69,082	121,209
Coca-Cola Amatil, Ltd.	23,661	242,469
Cochlear, Ltd.	2,020	106,921
Commonwealth Bank of Australia	59,162	4,259,040
Computershare, Ltd.	16,712	187,947
Crown Resorts, Ltd.	14,609	225,945
CSL, Ltd.	17,919	1,157,418
Dart Energy, Ltd. (I)	8,396	858
Dexus Property Group	183,993	181,441
DuluxGroup, Ltd.	227	1,209
Echo Entertainment Group, Ltd.	33,056	75,244
Federation Centres, Ltd.	48,148	105,542
Flight Centre Travel Group, Ltd.	2,493	121,627
Fortescue Metals Group, Ltd.	48,422	237,068
Goodman Group	69,668	306,411
GPT Group	50,956	173,189
Harvey Norman Holding, Ltd. (L)	15,159	46,487
Iluka Resources, Ltd.	17,126	157,701
Incitec Pivot, Ltd.	64,342	176,945
Insurance Australia Group, Ltd.	81,951	423,856
Leighton Holdings, Ltd. (L)	5,921	116,067
Lend Lease Corp.	23,922	263,451
Macquarie Group, Ltd.	10,620	572,651
Metcash, Ltd.	25,277	61,301
Mirvac Group	125,759	198,735
National Australia Bank, Ltd.	86,224	2,842,817
Newcrest Mining, Ltd.	29,796	272,644
Nufarm, Ltd.	567	2,099
Orica, Ltd.	14,958	304,366
Origin Energy, Ltd.	40,395	536,526
Orora Ltd.	45,235	57,666
Qantas Airways, Ltd. (I)	44,750	45,974
QBE Insurance Group, Ltd.	43,543	517,462
Ramsay Health Care, Ltd.	5,481	244,914
Recall Holdings, Ltd. (I)	11,639	50,183
Rio Tinto, Ltd.	16,452	970,383
Santos, Ltd.	37,201	466,375
Seek, Ltd.	11,910	194,728
Sonic Healthcare, Ltd.	13,653	218,735
SP AusNet	81,003	98,609
Stockland (L)	94,354	328,679
Suncorp Group, Ltd.	49,498	592,363
Sydney Airport	25,930	100,893
Tabcorp Holdings, Ltd.	32,797	103,871
Tatts Group, Ltd.	53,386	143,752
Telstra Corp., Ltd.	159,868	753,848
Toll Holdings, Ltd.	25,442	123,038
Transurban Group (L)	54,630	368,291
Treasury Wine Estates, Ltd.	24,135	79,282
Wesfarmers, Ltd.	41,752	1,599,749
Westfield Group	75,777	721,795
Westfield Retail Trust	102,811	284,644
Westpac Banking Corp.	113,934	3,663,280
Woodside Petroleum, Ltd.	24,611	891,150
Woolworths, Ltd.	45,375	1,504,722

104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
WorleyParsons, Ltd.	7,028	$98,979

		38,286,335
Austria - 0.2%
Andritz AG	2,752	170,160
Erste Group Bank AG	8,613	294,646
Immoeast AG (I)	16,437	0
IMMOFINANZ AG (I)	24,655	115,565
OMV AG	5,543	251,606
Raiffeisen Bank International AG	2,225	74,248
Telekom Austria AG	11,560	115,102
Vienna Insurance Group AG	1,321	65,277
Voestalpine AG	4,357	191,746

		1,278,350
Belgium - 0.9%
Ageas	7,799	347,752
Ageas, VVPR (I)	2,085	3
Anheuser-Busch InBev NV	30,461	3,208,007
Anheuser-Busch InBev NV	6,160	8
Belgacom SA	5,996	187,871
Colruyt SA	2,769	152,641
Delhaize Group SA	3,906	285,654
Groupe Bruxelles Lambert SA	3,135	313,187
KBC Groep NV	9,550	588,146
Solvay SA	2,305	362,081
Telenet Group Holding NV	2,144	132,248
UCB SA	3,593	288,252
Umicore SA	4,660	237,631

		6,103,481
Bermuda - 0.1%
Seadrill, Ltd.	13,637	480,118
Brazil - 1.2%
All America Latina Logistica SA	18,200	60,720
AMBEV SA	161,130	1,203,682
Anhanguera Educacional Participacoes SA	15,000	92,552
Banco Bradesco SA	23,540	348,691
Banco do Brasil SA	21,413	215,168
Banco Santander Brasil SA	28,594	158,407
BM&FBovespa SA	65,076	322,655
BR Malls Participacoes SA	15,410	132,978
BR Properties SA	7,500	61,580
Braskem SA, ADR (I)(L)	1,584	24,742
BRF SA	23,920	477,557
CCR SA	32,600	250,283
Centrais Eletricas Brasileiras SA	6,700	19,489
Centrais Eletricas Brasileiras SA, B
Shares, ADR	1,429	6,716
Centrais Eletricas Brasileiras SA, Ordinary
Shares, ADR (L)	2,381	6,762
CETIP SA - Mercados Organizados	8,205	99,444
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	628	27,481
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	119,681
Cia de Saneamento de Minas Gerais	2,500	40,029
Cia Hering	5,400	65,162
Cia Siderurgica Nacional SA	16,100	69,821
Cia Siderurgica Nacional SA, ADR (L)	11,800	51,448
Cielo SA	13,050	415,886
Cosan SA Industria e Comercio	4,911	76,316
CPFL Energia SA	9,500	77,876

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,600	$69,835
Duratex SA	11,330	57,674
EcoRodovias Infraestrutura e Logistica SA	7,200	43,156
EDP - Energias do Brasil SA	8,700	39,493
Embraer SA	10,800	96,338
Embraer SA, ADR	2,626	93,197
Fibria Celulose SA (I)	3,172	35,271
Fibria Celulose SA, ADR (I)(L)	6,862	75,894
Hypermarcas SA	13,608	98,417
Itausa - Investimentos Itau SA (I)	1,606	6,533
JBS SA	15,473	52,918
Klabin SA	17,800	91,314
Localiza Rent a Car SA	5,576	81,588
Lojas Renner SA	4,700	133,025
MRV Engenharia e Participacoes SA	13,201	47,067
Multiplan Empreendimentos Imobiliarios SA	3,152	67,263
Natura Cosmeticos SA	6,500	109,202
Odontoprev SA	11,500	45,716
Oi SA, ADR (L)	11,580	15,401
Oi SA, Series C, ADR	1,146	1,662
Petroleo Brasileiro SA	107,029	705,665
Porto Seguro SA	4,419	62,030
Raia Drogasil SA	8,100	70,076
Souza Cruz SA	14,400	130,736
Sul America SA	6,310	42,132
Telefonica Brasil SA, ADR (L)	6,017	127,801
Tim Participacoes SA	32,920	171,927
Totvs SA	4,500	70,604
Tractebel Energia SA	6,400	99,004
Ultrapar Participacoes SA	12,100	292,821
Usinas Siderurgicas de Minas
Gerais SA, ADR (I)	800	3,520
Vale SA	47,000	650,833
WEG SA	8,100	113,164

		8,226,403
Canada - 6.9%
Agnico-Eagle Mines, Ltd.	6,800	205,876
Agrium, Inc. (L)	5,500	535,970
Alimentation Couche Tard, Inc., Class B	5,600	452,914
AltaGas, Ltd.	4,300	176,201
ARC Resources, Ltd. (L)	11,900	327,775
ATCO, Ltd.	2,800	134,517
Athabasca Oil Corp. (I)	14,200	102,245
Bank of Montreal (L)	23,700	1,585,574
Bank of Nova Scotia (L)	45,000	2,606,377
Barrick Gold Corp.	38,540	686,085
Baytex Energy Corp. (L)	4,700	193,527
BCE, Inc. (L)	10,311	444,152
Bell Aliant, Inc. (L)	3,600	88,054
BlackBerry, Ltd. (I)	19,900	161,108
Bombardier, Inc., Class B	49,200	182,915
Brookfield Asset Management, Inc. (L)	20,299	826,833
CAE, Inc.	11,300	148,725
Cameco Corp. (L)	16,400	375,472
Canadian Imperial Bank of Commerce (L)	14,500	1,249,322
Canadian National Railway Company	31,000	1,741,664
Canadian Natural Resources, Ltd.	40,760	1,562,190
Canadian Oil Sands, Ltd.	19,100	400,659
Canadian Pacific Railway, Ltd.	6,600	988,955
Canadian Tire Corp., Ltd.	3,000	282,849
Canadian Utilities, Ltd., Class A (L)	4,800	178,583
Cenovus Energy, Inc.	29,000	838,652

105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
CGI Group, Inc., Class A (I)	7,100	$219,198
CI Financial Corp. (L)	6,700	211,333
Crescent Point Energy Corp. (L)	13,800	503,691
Dollarama, Inc.	2,600	198,075
Eldorado Gold Corp.	25,100	139,634
Empire Company, Ltd.	1,000	61,212
Enbridge, Inc. (L)	28,700	1,303,507
Encana Corp.	28,600	610,806
Enerplus Corp. (L)	7,700	153,930
Fairfax Financial Holdings, Ltd.	800	347,354
Finning International, Inc.	7,200	203,853
First Capital Realty, Inc. (L)	4,700	74,613
First Quantum Minerals, Ltd.	20,554	379,845
Fortis, Inc. (L)	6,900	196,733
Franco-Nevada Corp. (L)	5,900	271,117
George Weston, Ltd.	2,100	156,412
Gildan Activewear, Inc.	5,000	251,967
Goldcorp, Inc.	30,884	753,452
Great-West Lifeco, Inc. (L)	11,700	322,478
H&R Real Estate Investment Trust	4,300	88,917
Husky Energy, Inc. (L)	13,800	413,938
IGM Financial, Inc. (L)	3,300	155,642
Imperial Oil, Ltd.	11,330	527,606
Industrial Alliance Insurance and
Financial Services, Inc.	4,700	193,272
Intact Financial Corp.	5,000	311,171
Inter Pipeline Ltd.	11,200	295,729
Keyera Corp. (L)	2,900	183,863
Kinross Gold Corp.	43,729	180,770
Loblaw Companies, Ltd. (L)	4,900	207,879
Magna International, Inc.	8,800	846,010
Manulife Financial Corp. (O)	68,300	1,317,192
MEG Energy Corp. (I)	6,100	206,147
Methanex Corp.	3,500	223,962
Metro, Inc.	3,800	223,085
National Bank of Canada (L)	11,800	472,854
New Gold, Inc (I)	18,000	89,064
Onex Corp.	3,500	194,328
Open Text Corp.	4,800	229,341
Pembina Pipeline Corp. (L)	11,700	444,293
Pengrowth Energy Trust (L)	17,100	103,482
Penn West Petroleum, Ltd. (L)	19,010	158,890
Peyto Exploration & Development Corp.	5,200	177,426
Potash Corp. of Saskatchewan, Inc. (L)	32,600	1,179,262
Power Corp. of Canada (L)	14,300	390,905
Power Financial Corp. (L)	10,400	322,019
RioCan Real Estate Investment Trust	5,300	127,670
Rogers Communications, Inc., Class B (L)	14,100	584,280
Royal Bank of Canada (L)	53,000	3,494,500
Saputo, Inc.	5,300	266,990
Shaw Communications, Inc., Class B	14,600	348,657
Shoppers Drug Mart Corp. (I)	7,100	390,677
Silver Wheaton Corp.	13,900	315,343
SNC-Lavalin Group, Inc.	6,400	279,852
Spyglass Resources Corp.	968	1,594
Sun Life Financial, Inc. (L)	23,400	810,269
Suncor Energy, Inc. (L)	55,087	1,923,934
Talisman Energy, Inc.	39,600	394,746
Teck Resources, Ltd.	22,961	495,567
TELUS Corp.	7,600	272,445
The Toronto-Dominion Bank (L)	67,700	3,174,031
Tim Hortons, Inc.	5,300	293,118
Tourmaline Oil Corp. (I)	4,900	231,636

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
TransAlta Corp. (L)	10,400	$120,792
TransCanada Corp. (L)	26,000	1,181,818
Turquoise Hill Resources, Ltd. (I)	33,720	112,858
Vermilion Energy, Inc. (L)	4,000	249,842
Yamana Gold, Inc.	29,844	261,321

		47,305,391
Chile - 0.3%
Banco Santander Chile, ADR (L)	13,061	306,150
Cencosud SA	61,383	203,612
Cia Cervecerias Unidas SA, ADR (L)	6,197	138,689
Corpbanca SA, ADR	2,999	52,932
Empresa Nacional de Electricidad SA, ADR	6,770	292,329
Enersis SA, ADR	26,429	410,442
Latam Airlines Group SA, ADR (L)	11,197	168,515
Sociedad Quimica y Minera de
Chile SA, ADR (L)	4,454	141,370
Vina Concha y Toro SA, ADR (L)	2,105	84,221

		1,798,260
China - 2.9%
AAC Technologies Holdings, Inc.	27,342	142,465
Agile Property Holdings, Ltd.	68,589	56,356
Agricultural Bank of China, Ltd., H Shares	807,000	352,780
Air China, Ltd., H Shares	84,534	50,056
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	63,811
Anhui Conch Cement Company, Ltd., H Shares	56,790	244,639
ANTA Sports Products, Ltd.	17,000	28,422
Bank of China, Ltd., H Shares	2,759,563	1,225,999
Bank of Communications Company, Ltd.,
H Shares	337,527	221,141
BBMG Corp., H Shares	22,000	17,185
Beijing Capital International Airport
Company, Ltd., H Shares	134,789	92,254
Byd Company, Ltd., H Shares (I)	24,105	149,384
China BlueChemical, Ltd., H Shares	124,000	63,803
China Cinda Asset Management
Company, Ltd., H Shares (I)	149,000	84,824
China CITIC Bank Corp., Ltd., H Shares	310,800	179,525
China Coal Energy Company, Ltd.,
H Shares (L)	179,000	101,408
China Communications Construction
Company, Ltd., H Shares	200,335	140,112
China Communications Services Corp., Ltd.,
H Shares	129,600	60,049
China Construction Bank Corp., H Shares	2,567,914	1,802,524
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	47,959
China Life Insurance Company, Ltd., H Shares	282,624	800,977
China Longyuan Power Group Corp., H Shares	99,000	99,760
China Mengniu Dairy Company, Ltd.	44,502	223,054
China Merchants Bank Company, Ltd.,
H Shares	196,323	357,635
China Minsheng Banking Corp., Ltd., H Shares	210,900	211,996
China National Building Material
Company, Ltd., H Shares	116,000	116,665
China Oilfield Services, Ltd., H Shares	56,000	132,181
China Pacific Insurance Group Company, Ltd.,
H Shares	103,500	371,889
China Petroleum & Chemical Corp., H Shares	881,361	790,616
China Railway Construction Corp., H Shares	113,000	95,810
China Railway Group, Ltd., H Shares	179,000	83,640
China Shenhua Energy Company, Ltd.,
H Shares	127,500	369,178

106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	$33,046
China Telecom Corp., Ltd., H Shares	605,604	279,466
CITIC Securities Company, Ltd., H Shares	11,000	22,978
CNOOC, Ltd.	680,258	1,029,925
Country Garden Holdings Company, Ltd.	222,726	92,391
CSR Corp., Ltd., H Shares	91,000	76,675
Datang International Power Generation
Company, Ltd., H Shares	220,864	80,643
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	175,415
ENN Energy Holdings, Ltd.	38,000	265,593
Evergrande Real Estate Group, Ltd. (L)	232,959	110,540
Fosun International, Ltd.	122,500	154,153
Golden Eagle Retail Group, Ltd.	36,000	49,784
GOME Electrical Appliances Holdings, Ltd.	380,304	64,358
Great Wall Motor Company, Ltd., H Shares	24,000	121,065
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	107,162
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	63,117
Hengan International Group Company, Ltd.	25,000	260,185
Huaneng Power International, Inc., H Shares	149,436	143,046
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,777,735	1,712,417
Jiangsu Expressway Company, Ltd., H Shares	81,145	92,612
Jiangxi Copper Company, Ltd., H Shares	54,075	91,120
Lenovo Group, Ltd.	257,436	283,094
Longfor Properties Company, Ltd.	53,600	74,596
PetroChina Company, Ltd., H Shares	802,261	871,442
PICC Property & Casualty Company, Ltd.,
H Shares	115,819	158,969
Ping An Insurance Group Company, H Shares	65,645	545,567
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	91,261
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	51,502
Shui On Land, Ltd.	188,275	52,778
Sino-Ocean Land Holdings, Ltd.	169,995	92,928
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	269,901	69,373
Sinopharm Group Company, Ltd., H Shares	30,000	82,460
SOHO China, Ltd.	140,000	115,188
Sun Art Retail Group, Ltd.	86,000	108,630
Tencent Holdings, Ltd.	39,300	2,743,146
Tingyi Cayman Islands Holding Corp.	76,000	218,812
Tsingtao Brewery Company, Ltd., H Shares	12,000	88,258
Want Want China Holdings, Ltd.	243,000	362,302
Weichai Power Company, Ltd., H Shares	19,680	74,595
Wumart Stores, Inc., H Shares	14,000	13,611
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	55,928
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	64,768
Zhejiang Expressway Company, Ltd., H Shares	103,718	94,490
Zijin Mining Group Company, Ltd., H Shares	285,469	60,594
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	33,000	22,955
ZTE Corp., H Shares (I)	40,406	78,699

		20,279,734
Colombia - 0.2%
Bancolombia SA, ADR (L)	18,325	1,034,996
Ecopetrol SA, ADR (L)	8,500	346,715

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Colombia (continued)
Pacific Rubiales Energy Corp.	11,600 $	208,915

		1,590,626
Czech Republic - 0.1%
CEZ AS	6,817	195,652
Komercni Banka AS	688	164,401
Telefonica Czech Republic AS	2,389	35,808

		395,861
Denmark - 1.0%
A.P. Moeller - Maersk A/S, Series A	24	276,201
A.P. Moeller - Maersk A/S, Series B (L)	49	586,469
Carlsberg A/S, Class B	4,179	415,425
Coloplast A/S	4,165	336,745
Danske Bank A/S	24,066	669,632
DSV A/S, ADR	7,635	246,193
Novo Nordisk A/S	73,100	3,328,406
Novozymes A/S, B Shares	8,960	393,872
TDC A/S	17,500	161,864
Tryg A/S	900	89,025
William Demant Holdings A/S (I)	1,000	85,458

		6,589,290
Egypt - 0.0%
Commercial International Bank	9,837	51,338
EL EZZ Steel Company (I)	2,373	5,745
Orascom Telecom Holding SAE (I)	23,717	15,052
Telecom Egypt	4,467	10,998

		83,133
Finland - 0.7%
Elisa OYJ, Class A	6,060	174,324
Fortum OYJ	16,798	381,758
Kone OYJ (L)	11,934	501,089
Metso OYJ (L)	4,686	153,443
Neste Oil OYJ (L)	4,388	89,438
Nokia OYJ (I)	142,752	1,050,285
Nokian Renkaat OYJ	3,680	148,892
Orion OYJ, Class B (L)	2,574	77,708
Pohjola Bank PLC, A Shares	3,924	87,359
Sampo OYJ, Class A	15,692	814,567
Stora Enso OYJ, Series R	20,482	219,205
UPM-Kymmene OYJ	19,972	341,699
Valmet Corp.	4,686	50,257
Wartsila OYJ Abp	6,451	350,654

		4,440,678
France - 7.1%
Accor SA	5,625	287,871
Aeroports de Paris	1,056	131,616
Air Liquide SA	11,360	1,538,372
Airbus Group NV	22,006	1,576,090
Alcatel-Lucent (I)	102,269	402,761
Alstom SA	8,387	228,886
ANF Immobilier	21	691
Arkema SA	2,236	252,949
AtoS	1,997	180,466
AXA SA	66,650	1,731,482
BNP Paribas SA	36,324	2,800,548
Bouygues SA	7,773	323,898
Bureau Veritas SA	8,832	270,888
Cap Gemini SA	5,485	415,250
Carrefour SA	23,583	912,292
Casino Guichard Perrachon SA	2,363	280,953
CGG SA (I)	6,098	97,728

107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Christian Dior SA	2,157	$414,287
Cie de Saint-Gobain	14,327	864,981
Cie Generale des Etablissements Michelin	6,997	874,728
CNP Assurances	6,491	137,480
Credit Agricole SA (I)	36,508	575,374
Danone SA	20,721	1,463,882
Dassault Systemes SA	2,387	279,316
Edenred	6,463	202,741
Electricite de France SA	9,425	372,670
Essilor International SA	7,727	779,795
Eurazeo	1,289	115,768
Eutelsat Communications	5,655	191,906
Fonciere Des Regions	1,089	100,851
GDF Suez	49,010	1,340,667
Gecina SA	1,027	136,496
Groupe Eurotunnel SA	20,725	264,557
ICADE	923	91,254
Iliad SA	983	283,659
Imerys SA	1,144	101,713
JCDecaux SA	2,889	126,438
Kering	2,941	599,655
Klepierre	4,227	189,097
L’Oreal SA	8,823	1,455,622
Lafarge SA	6,842	534,018
Lagardere SCA	4,134	164,081
Legrand SA	9,501	590,202
LVMH Moet Hennessy Louis Vuitton SA	9,270	1,679,838
Natixis	36,204	265,889
Orange SA	67,652	999,338
Pernod Ricard SA	7,992	930,070
Publicis Groupe SA	6,611	596,848
Remy Cointreau SA	868	69,626
Renault SA	7,469	725,493
Rexel SA	4,273	112,073
Safran SA	9,200	637,371
Sanofi	43,757	4,572,566
Schneider Electric SA	19,234	1,704,638
Schneider Electric SA	623	54,950
SCOR SE	6,688	234,249
Societe BIC SA	1,262	165,772
Societe Generale SA	25,543	1,572,313
Sodexo	3,571	374,281
Suez Environnement Company	10,572	214,672
Technip SA	3,838	395,639
Thales SA	3,128	207,418
Total SA	78,044	5,137,209
Unibail-Rodamco SE	3,559	923,660
Valeo SA	2,773	390,531
Vallourec SA	3,686	199,967
Veolia Environnement SA	12,832	254,305
Vinci SA	16,793	1,246,532
Vivendi SA	44,204	1,230,323
Wendel SA	1,458	226,657
Zodiac Aerospace	6,450	227,886

		49,034,093
Germany - 6.2%
Adidas AG	8,162	882,550
Allianz SE	16,697	2,822,105
Axel Springer AG	942	60,281
BASF SE	33,676	3,747,219
Bayer AG	30,335	4,108,075
Bayerische Motoren Werke AG	12,322	1,557,082
Beiersdorf AG	3,496	340,978

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Brenntag AG	1,876	$348,402
Celesio AG	2,960	101,179
Commerzbank AG (I)	37,619	691,968
Continental AG	4,045	970,061
Daimler AG	36,116	3,416,531
Deutsche Bank AG	38,421	1,721,973
Deutsche Boerse AG	7,628	607,292
Deutsche Lufthansa AG (I)	9,293	243,657
Deutsche Post AG	35,378	1,315,263
Deutsche Telekom AG	107,215	1,739,624
E.ON SE	68,822	1,344,099
Fraport AG Frankfurt Airport
Services Worldwide	1,295	96,766
Fresenius Medical Care AG & Company KGaA	7,543	527,759
Fresenius SE & Company KGaA	4,606	722,997
GEA Group AG	6,518	297,789
Hannover Rueckversicherung AG	2,242	200,548
HeidelbergCement AG	5,140	440,556
Henkel AG & Company, KGaA	4,755	478,201
Hochtief AG	1,016	92,383
Hugo Boss AG	1,333	177,488
Infineon Technologies AG	39,273	468,535
K&S AG	6,360	208,850
Kabel Deutschland Holding AG	825	113,287
Lanxess AG	2,990	225,691
Linde AG	6,915	1,384,565
MAN SE	2,251	286,934
Merck KGaA	2,354	396,428
Metro AG (I)	4,547	185,478
Muenchener Rueckversicherungs AG	6,791	1,483,949
OSRAM Licht AG (I)	2,942	190,764
ProSiebenSat.1 Media AG	6,832	313,378
RWE AG	18,018	731,164
SAP AG	34,464	2,795,568
Siemens AG	29,424	3,968,197
Sky Deutschland AG (I)	16,112	139,034
Suedzucker AG	2,769	78,973
Telefonica Deutschland Holding AG	12,992	103,685
ThyssenKrupp AG (I)	13,959	374,502
United Internet AG	3,568	167,364
Volkswagen AG	1,068	270,955

		42,940,127
Greece - 0.0%
OPAP SA	8,113	130,264
Guernsey, Channel Islands - 0.0%
Resolution, Ltd.	56,076	279,380
Hong Kong - 2.6%
AIA Group, Ltd.	416,800	1,982,361
ASM Pacific Technology, Ltd.	6,500	63,563
Bank of East Asia, Ltd.	45,898	179,725
Beijing Enterprises Holdings, Ltd.	19,786	177,487
Belle International Holdings, Ltd.	185,860	184,846
BOC Hong Kong Holdings, Ltd.	143,328	408,336
Brilliance China Automotive Holdings, Ltd.	94,000	144,040
Cathay Pacific Airways, Ltd.	31,782	59,280
Cheung Kong Holdings, Ltd.	53,000	880,582
Cheung Kong Infrastructure Holdings, Ltd.	18,772	120,054
China Agri-Industries Holdings, Ltd.	144,580	56,348
China Everbright, Ltd.	56,216	72,410
China Gas Holdings, Ltd.	74,000	115,756
China Merchants Holdings
International Company, Ltd.	55,793	192,727

108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Mobile, Ltd.	227,030	$2,084,460
China Overseas Land & Investment, Ltd.	178,882	463,629
China Resources Enterprises, Ltd.	49,145	138,939
China Resources Gas Group, Ltd.	18,000	57,264
China Resources Land, Ltd.	90,789	200,462
China Resources Power
Holdings Company, Ltd.	67,867	177,282
China State Construction
International Holdings, Ltd.	42,000	71,291
China Taiping Insurance
Holdings Company, Ltd. (I)	50,000	89,728
China Unicom Hong Kong, Ltd.	165,982	218,584
CITIC Pacific, Ltd. (L)	43,967	77,799
CLP Holdings, Ltd.	64,900	489,365
COSCO Pacific, Ltd.	86,913	111,131
CSPC Pharmaceutical Group, Ltd.	62,000	54,922
First Pacific Company, Ltd.	92,250	91,829
Franshion Properties China, Ltd.	74,000	24,751
Galaxy Entertainment Group, Ltd. (I)	78,000	681,300
GCL-Poly Energy Holdings, Ltd. (I)	161,000	58,243
Geely Automobile Holdings Company, Ltd.	75,000	29,569
Guangdong Investment, Ltd.	99,220	95,379
Hang Lung Properties, Ltd.	88,326	254,252
Hang Seng Bank, Ltd.	29,619	471,744
Henderson Land Development Company, Ltd.	41,605	243,737
HKT Trust and HKT, Ltd.	107,825	113,761
Hong Kong & China Gas Company, Ltd.	221,809	484,600
Hong Kong Exchanges & Clearing, Ltd.	42,452	644,717
Hopewell Holdings, Ltd.	16,000	54,952
Hutchison Whampoa, Ltd.	78,800	1,046,837
Hysan Development Company, Ltd.	24,415	106,382
Kerry Logistics HK, Ltd. (I)	10,719	15,723
Kerry Properties, Ltd.	21,438	71,771
Kingboard Chemical Holdings, Ltd.	29,732	58,138
Kunlun Energy Company, Ltd.	118,000	198,335
Lee & Man Paper Manufacturing, Ltd.	36,000	22,425
Li & Fung, Ltd.	211,600	313,565
MTR Corp., Ltd.	50,281	186,314
New World Development Company, Ltd.	130,947	132,096
Nine Dragons Paper Holdings, Ltd.	81,000	63,411
Noble Group, Ltd.	116,038	109,702
NWS Holdings, Ltd.	50,910	86,312
PCCW, Ltd.	176,000	87,958
Poly Property Group Company, Ltd.	61,000	26,950
Power Assets Holdings, Ltd.	53,582	465,069
Shanghai Industrial Holdings, Ltd.	33,930	112,438
Shangri-La Asia, Ltd.	70,102	114,948
Shimao Property Holdings, Ltd.	64,000	140,891
Shougang Fushan Resources Group, Ltd.	80,000	24,371
Sino Land Company, Ltd.	128,552	190,141
SJM Holdings, Ltd.	83,000	233,831
Sun Hung Kai Properties, Ltd.	62,483	767,252
Swire Pacific, Ltd.	26,663	311,081
Swire Properties, Ltd.	43,628	125,098
The Link REIT	86,244	426,393
Wharf Holdings, Ltd.	56,876	364,784
Wheelock and Company, Ltd.	35,000	137,170
Wing Hang Bank, Ltd.	131	2,077
Yue Yuen Industrial Holdings, Ltd.	20,067	65,520

		18,128,188
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC	1,549	87,177

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hungary (continued)
OTP Bank PLC	9,034	$173,095

		260,272
India - 1.4%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	6,254	274,551
GAIL India, Ltd., GDR	2,500	93,300
HDFC Bank, Ltd., ADR	21,025	862,656
ICICI Bank, Ltd., ADR	35,266	1,544,651
Infosys, Ltd., ADR (L)	47,587	2,578,264
Larsen & Toubro, Ltd., GDR (S)	18,019	383,747
Mahindra & Mahindra, Ltd., ADR	6,560	106,928
Ranbaxy Laboratories, Ltd., GDR (I)	8,490	50,473
Reliance Capital, Ltd., GDR (L)(S)	4,327	25,061
Reliance Communication, Ltd., GDR (S)	75,892	163,798
Reliance Industries, Ltd., GDR (S)	63,620	1,972,220
Reliance Infrastructure, Ltd., GDR (S)	1,788	38,948
Sesa Goa, Ltd., ADR	7,500	93,150
State Bank of India, GDR	2,612	166,123
Tata Motors, Ltd., ADR (L)	19,319	684,086
Tata Steel, Ltd., GDR	11,000	71,445
Ultratech Cement, Ltd., GDR	1,026	37,571
Wipro, Ltd., ADR (L)	43,749	586,237

		9,733,209
Indonesia - 0.5%
Adaro Energy Tbk PT	315,000	27,406
Astra Agro Lestari Tbk PT	17,500	40,206
Astra International Tbk PT	805,000	526,554
Bank Central Asia Tbk PT	490,000	460,207
Bank Danamon Indonesia Tbk PT	200,286	77,015
Bank Mandiri Persero Tbk PT	357,837	301,388
Bank Negara Indonesia Persero Tbk PT	276,500	121,831
Bank Pan Indonesia Tbk PT (I)	33,314	2,208
Bank Rakyat Indonesia Persero Tbk PT	501,000	425,940
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	97,784
Energi Mega Persada Tbk PT (I)	138,000	1,212
Gudang Garam Tbk PT	26,000	113,812
Indo Tambangraya Megah Tbk PT	16,000	34,499
Indocement Tunggal Prakarsa Tbk PT	53,500	110,773
Indofood Sukses Makmur Tbk PT	253,500	164,023
Indosat Tbk PT, ADR	20	340
Kalbe Farma Tbk PT	855,000	110,907
Perusahaan Gas Negara Persero Tbk PT	480,500	218,068
Semen Gresik Persero Tbk PT	111,000	156,034
Tambang Batubara Bukit Asam Persero Tbk PT	36,500	30,144
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	377,747
Telekomunikasi Indonesia Tbk PT, ADR	179	7,047
Unilever Indonesia Tbk PT	66,500	172,548
United Tractors Tbk PT	92,779	170,454

		3,748,147
Ireland - 0.5%
Bank of Ireland (I)	853,257	363,360
C&C Group PLC	482	3,145
CRH PLC	26,991	755,245
Experian PLC	36,949	666,772
Greencore Group PLC	26	120
Irish Bank Resolution Corp., Ltd. (I)	38,483	0
James Hardie Industries, Ltd.	16,532	220,835
Kerry Group PLC	5,738	437,998
Perrigo Company PLC	765	118,315
Ryanair Holdings PLC, ADR (I)	1,921	112,974

109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Shire PLC	19,967	$988,472

		3,667,236
Israel - 0.4%
Bank Hapoalim, Ltd.	44,835	255,963
Bank Leumi Le-Israel, Ltd. (I)	54,437	212,468
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	116,277
Delek Group, Ltd.	86	34,352
Israel Chemicals, Ltd.	16,931	148,120
Mizrahi Tefahot Bank, Ltd.	5,543	75,820
Nice Systems, Ltd.	2,975	132,664
Teva Pharmaceutical Industries, Ltd.	31,550	1,662,705
The Israel Corp., Ltd. (I)	58	32,392

		2,670,761
Italy - 1.7%
Arnoldo Mondadori Editore SpA (I)	29	58
Assicurazioni Generali SpA	45,582	1,016,004
Atlantia SpA	11,994	308,181
Banca Monte dei Paschi di Siena SpA (I)(L)	316,496	115,792
Beni Stabili SpA	3,030	2,545
BGP Holdings PLC (I)	271,827	0
Enel Green Power SpA	77,743	218,338
Enel SpA	252,346	1,427,313
Eni SpA	96,142	2,410,894
EXOR SpA	3,038	136,342
Fiat SpA (I)	33,809	394,154
Finmeccanica SpA (I)	17,213	169,989
Intesa Sanpaolo SpA	384,582	1,304,961
Intesa Sanpaolo SpA	42,950	122,066
Luxottica Group SpA	6,760	390,599
Mediobanca SpA (I)	18,489	211,634
Pirelli & C. SpA	10,659	167,673
Prelios SpA (I)	1,065	1,050
Prysmian SpA	7,382	183,703
Saipem SpA	10,004	244,346
Snam SpA	62,699	367,261
Telecom Italia SpA	379,537	448,592
Telecom Italia SpA (L)	233,394	219,018
Terna Rete Elettrica Nazionale SpA	43,861	234,734
UniCredit SpA	154,674	1,413,880
Unione di Banche Italiane SCPA	27,462	259,099

		11,768,226
Japan - 13.9%
ABC-Mart, Inc.	700	30,367
Acom Company, Ltd. (I)(L)	22,800	72,849
Advantest Corp. (L)	6,000	64,879
Aeon Company, Ltd.	22,200	249,869
AEON Credit Service Company, Ltd.	2,100	47,380
Aeon Mall Company, Ltd.	3,300	84,544
Air Water, Inc.	5,000	69,006
Aisin Seiki Company, Ltd.	7,900	285,163
Ajinomoto Company, Inc.	24,000	343,490
Alfresa Holdings Corp.	1,324	86,338
Amada Company, Ltd.	12,000	84,427
ANA Holdings, Inc.	54,000	116,611
Aozora Bank, Ltd.	49,000	139,513
Asahi Glass Company, Ltd.	41,000	237,222
Asahi Group Holdings, Ltd.	14,700	412,126
Asahi Kasei Corp.	46,000	311,908
Asics Corp.	5,900	115,986
Astellas Pharma, Inc.	79,870	948,262

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Benesse Holdings, Inc.	2,400	$91,796
Bridgestone Corp.	23,900	847,032
Brother Industries, Ltd.	9,200	128,636
Calbee, Inc.	3,600	84,825
Canon, Inc.	42,100	1,306,608
Casio Computer Company, Ltd.	6,700	79,221
Central Japan Railway Company, Ltd.	5,500	642,460
Chiyoda Corp.	6,000	77,418
Chubu Electric Power Company, Inc.	26,200	308,256
Chugai Pharmaceutical Company, Ltd.	8,600	219,664
Citizen Holdings Company, Ltd.	8,800	66,157
Coca-Cola West Company, Ltd.	1,077	18,812
Credit Saison Company, Ltd.	5,000	99,436
Dai Nippon Printing Company, Ltd.	22,000	210,386
Daicel Corp.	12,534	102,763
Daido Steel Company, Ltd.	9,000	45,006
Daihatsu Motor Company, Ltd.	8,000	141,260
Daiichi Sankyo Company, Ltd.	25,000	421,261
Daikin Industries, Ltd.	8,500	476,675
Dainippon Sumitomo Pharma Company, Ltd.	7,200	114,296
Daito Trust Construction Company, Ltd.	2,900	268,621
Daiwa House Industry Company, Ltd.	19,000	322,586
Daiwa Securities Group, Inc.	60,900	529,114
Dena Company, Ltd. (L)	3,500	63,223
Denso Corp.	18,500	887,192
Dentsu, Inc.	7,600	287,797
Don Quijote Company, Ltd.	2,600	134,234
East Japan Railway Company	12,200	898,622
Eisai Company, Ltd.	9,300	361,510
Electric Power Development Company, Ltd.	4,600	129,377
FamilyMart Company, Ltd.	1,700	74,759
FANUC Corp.	7,000	1,237,544
Fast Retailing Company, Ltd.	2,000	723,380
Fuji Electric Company, Ltd.	17,000	76,002
Fuji Heavy Industries, Ltd.	21,000	568,677
FUJIFILM Holdings Corp.	17,900	480,471
Fujitsu, Ltd.	70,000	423,117
Fukuoka Financial Group, Inc.	29,000	119,121
Gree, Inc. (L)	3,700	40,902
Gungho Online Entertainment, Inc. (L)	13,000	70,668
Hakuhodo DY Holdings, Inc.	9,900	68,950
Hamamatsu Photonics KK	2,700	121,804
Hankyu Hanshin Holdings, Inc.	43,000	233,924
Hino Motors, Ltd.	10,000	148,102
Hirose Electric Company, Ltd.	1,300	178,728
Hisamitsu Pharmaceutical Company, Inc.	2,400	108,307
Hitachi Chemical Company, Ltd.	3,700	50,330
Hitachi Construction Machinery Company, Ltd.	4,100	78,785
Hitachi High-Technologies Corp.	3,200	74,544
Hitachi Metals, Ltd.	5,000	71,223
Hitachi, Ltd.	175,000	1,295,360
Hokkaido Electric Power Company, Inc. (I)	5,800	48,886
Hokuhoku Financial Group, Inc.	53,000	101,621
Hokuriku Electric Power Company	6,300	81,687
Honda Motor Company, Ltd.	60,000	2,111,199
Hoya Corp.	16,000	500,496
Hulic Company, Ltd.	9,000	123,542
Ibiden Company, Ltd.	4,400	86,812
Idemitsu Kosan Company, Ltd.	2,800	57,598
IHI Corp.	44,000	185,131
Inpex Corp.	33,600	436,305
Isetan Mitsukoshi Holdings, Ltd.	12,219	150,732
Isuzu Motors, Ltd.	46,000	264,121

110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
ITOCHU Corp.	56,300	$658,734
Itochu Techno-Solutions Corp.	800	33,787
J Front Retailing Company, Ltd.	18,000	123,874
Japan Airlines Company, Ltd.	2,000	98,429
Japan Exchange Group, Inc.	10,000	244,438
Japan Petroleum Exploration Company	600	19,977
Japan Prime Realty Investment Corp.	28	90,691
Japan Real Estate Investment Corp.	42	211,350
Japan Retail Fund Investment Corp.	75	147,807
Japan Tobacco, Inc.	40,400	1,268,051
JFE Holdings, Inc.	18,400	345,747
JGC Corp.	7,000	243,176
JSR Corp.	6,500	120,255
JTEKT Corp.	7,300	108,368
JX Holdings, Inc.	84,911	409,359
Kajima Corp.	33,000	115,466
Kamigumi Company, Ltd.	9,000	87,444
Kaneka Corp.	11,829	71,580
Kansai Paint Company, Ltd.	7,000	99,656
Kao Corp.	19,000	672,865
Kawasaki Heavy Industries, Ltd.	50,000	184,210
KDDI Corp.	19,800	1,149,686
Keikyu Corp.	18,000	151,786
Keio Corp.	20,000	139,247
Keisei Electric Railway Company, Ltd.	8,000	69,345
Keyence Corp.	1,699	699,931
Kikkoman Corp.	5,000	94,388
Kinden Corp.	3,591	34,745
Kintetsu Corp.	62,000	220,464
Kirin Holdings Company, Ltd.	32,000	442,861
Kobe Steel, Ltd.	105,000	139,340
Koito Manufacturing Company, Ltd.	4,000	67,833
Komatsu, Ltd.	34,500	723,277
Konami Corp.	3,700	85,371
Konica Minolta, Inc.	20,000	187,113
Kubota Corp.	40,000	531,622
Kuraray Company, Ltd.	13,200	151,023
Kurita Water Industries, Ltd.	4,400	95,530
Kyocera Corp.	11,600	522,784
Kyowa Hakko Kogyo Company, Ltd.	9,473	100,939
Kyushu Electric Power Company, Inc. (I)	16,300	199,291
Lawson, Inc.	2,100	148,594
LIXIL Group Corp.	11,000	303,541
M3, Inc.	7,400	121,357
Mabuchi Motor Company, Ltd.	800	52,452
Makita Corp.	3,900	214,709
Marubeni Corp.	60,000	402,789
Marui Group Company, Ltd.	7,600	65,208
Maruichi Steel Tube, Ltd.	1,200	31,055
Mazda Motor Corp.	102,000	453,145
McDonald’s Holdings Company Japan, Ltd.	2,600	69,899
Medipal Holdings Corp.	5,490	84,067
MEIJI Holdings Company, Ltd.	2,500	157,587
Miraca Holdings, Inc.	2,300	100,755
Mitsubishi Chemical Holdings Corp.	50,500	209,722
Mitsubishi Corp.	51,600	957,170
Mitsubishi Electric Corp.	73,000	821,746
Mitsubishi Estate Company, Ltd.	47,000	1,116,045
Mitsubishi Gas & Chemicals Company, Inc.	14,829	83,597
Mitsubishi Heavy Industries, Ltd.	112,000	648,074
Mitsubishi Logistics Corp.	5,943	82,568
Mitsubishi Materials Corp.	50,000	141,700
Mitsubishi Motors Corp.	17,000	177,546

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Tanabe Pharma Corp.	7,000	$97,951
Mitsubishi UFJ Financial Group, Inc.	467,000	2,571,666
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	86,400
Mitsui & Company, Ltd.	62,800	887,588
Mitsui Chemicals, Inc.	25,000	61,206
Mitsui Fudosan Company, Ltd.	31,000	945,755
Mitsui O.S.K. Lines, Ltd.	47,000	182,816
Mizuho Financial Group, Inc.	853,200	1,690,917
MS&AD Insurance Group Holdings	19,600	448,668
Murata Manufacturing Company, Ltd.	7,500	708,907
Nabtesco Corp.	3,900	90,020
Namco Bandai Holdings, Inc.	6,199	147,039
NEC Corp.	95,000	291,806
Nexon Company, Ltd.	4,100	34,432
NGK Insulators, Ltd.	9,000	187,755
NGK Spark Plug Company, Ltd.	5,000	112,360
NHK Spring Company, Ltd.	4,600	42,778
Nidec Corp.	7,000	429,222
Nikon Corp.	13,700	220,711
Nintendo Company, Ltd.	4,000	478,158
Nippon Building Fund, Inc.	48	251,174
Nippon Electric Glass Company, Ltd.	14,000	72,127
Nippon Express Company, Ltd.	30,000	146,720
Nippon Meat Packers, Inc.	5,238	77,972
Nippon Prologis REIT, Inc.	60	121,114
Nippon Steel & Sumitomo Metal Corp.	281,000	766,786
Nippon Telegraph & Telephone Corp.	13,800	749,914
Nippon Yusen KK (L)	55,000	159,738
Nissan Motor Company, Ltd.	91,500	815,569
Nisshin Seifun Group, Inc.	9,900	108,741
Nissin Food Products Company, Ltd.	2,200	99,283
Nitori Holdings Company, Ltd.	2,100	91,132
Nitto Denko Corp.	6,000	287,723
NKSJ Holdings, Inc.	11,500	295,256
NOK Corp.	3,800	61,839
Nomura Holdings, Inc.	134,600	863,443
Nomura Real Estate Holdings, Inc.	4,500	86,163
Nomura Research Institute, Ltd.	3,200	100,948
NSK, Ltd.	13,715	140,681
NTT Data Corp.	5,500	213,438
NTT DOCOMO, Inc.	55,200	869,813
NTT Urban Development Corp.	2,200	20,707
Obayashi Corp.	27,000	152,199
Odakyu Electric Railway Company, Ltd.	23,000	197,978
Oji Holdings Corp.	30,000	134,187
Olympus Corp. (I)	7,000	223,515
Omron Corp.	7,100	293,775
Ono Pharmaceutical Company, Ltd.	2,900	252,103
Oracle Corp. Japan	1,500	68,016
Oriental Land Company, Ltd.	1,800	273,639
ORIX Corp.	47,800	673,692
Osaka Gas Company, Ltd.	69,000	260,784
Otsuka Corp.	400	52,173
Otsuka Holdings Company, Ltd.	14,500	433,771
Panasonic Corp.	81,200	923,494
Park24 Company, Ltd.	5,000	95,006
Rakuten, Inc.	27,200	363,327
Resona Holdings, Inc.	71,500	345,526
Ricoh Company, Ltd.	24,000	278,227
Rinnai Corp.	1,200	105,554
Rohm Company, Ltd.	3,800	169,679
Sankyo Company, Ltd.	1,900	79,964

111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sanrio Company, Ltd. (L)	1,700	$57,383
Santen Pharmaceutical Company, Ltd.	2,800	123,892
SBI Holdings, Inc.	8,013	96,567
Secom Company, Ltd.	7,700	442,636
Sega Sammy Holdings, Inc.	6,900	154,897
Seiko Epson Corp.	4,700	146,860
Sekisui Chemical Company, Ltd.	17,000	176,566
Sekisui House, Ltd.	20,000	247,361
Seven & I Holdings Company, Ltd.	27,700	1,055,494
Seven Bank, Ltd.	20,400	80,058
Sharp Corp. (I)	41,000	124,862
Shikoku Electric Power Company, Inc. (I)	6,400	86,777
Shimadzu Corp.	9,000	79,963
Shimamura Company, Ltd.	700	60,574
Shimano, Inc.	2,600	261,525
Shimizu Corp.	20,000	103,580
Shin-Etsu Chemical Company, Ltd.	15,700	894,993
Shinsei Bank, Ltd.	69,000	135,463
Shionogi & Company, Ltd.	12,600	232,936
Shiseido Company, Ltd.	14,200	250,186
Showa Denko KK	45,839	64,891
Showa Shell Sekiyu KK	6,845	61,120
SMC Corp.	2,000	527,466
SoftBank Corp.	35,200	2,660,001
Sojitz Corp.	41,700	71,090
Sony Corp. (L)	39,100	744,746
Sony Financial Holdings, Inc.	5,800	94,841
Stanley Electric Company, Ltd.	4,500	99,865
Sumco Corp.	5,200	40,287
Sumitomo Chemical Company, Ltd.	64,000	235,961
Sumitomo Corp.	41,300	525,153
Sumitomo Electric Industries, Ltd.	26,500	395,613
Sumitomo Heavy Industries, Ltd.	20,010	81,385
Sumitomo Metal Mining Company, Ltd.	21,000	263,211
Sumitomo Mitsui Financial Group, Inc.	47,300	2,027,463
Sumitomo Mitsui Trust Holdings, Inc.	117,000	529,372
Sumitomo Realty &
Development Company, Ltd.	13,000	508,804
Sumitomo Rubber Industries, Ltd.	7,100	90,311
Suntory Beverage & Food, Ltd.	5,000	172,266
Suruga Bank, Ltd.	6,000	105,693
Suzuken Company, Ltd.	2,400	92,841
Suzuki Motor Corp.	13,000	338,944
Sysmex Corp.	4,800	153,035
T&D Holdings, Inc.	23,300	277,307
Taiheiyo Cement Corp.	42,000	151,256
Taisei Corp.	37,000	165,122
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	96,647
Taiyo Nippon Sanso Corp.	9,000	70,791
Takashimaya Company, Ltd.	11,181	104,654
Takeda Pharmaceutical Company, Ltd.	28,700	1,358,434
TDK Corp.	4,900	204,340
Teijin, Ltd.	32,000	79,287
Terumo Corp.	11,800	257,019
The 77th Bank, Ltd.	523	2,349
The Bank of Kyoto, Ltd.	13,000	107,149
The Bank of Yokohama, Ltd.	44,000	219,479
The Chiba Bank, Ltd.	31,000	190,812
The Chugoku Bank, Ltd.	6,000	79,960
The Chugoku Electric Power Company, Inc.	12,400	172,544
The Dai-ichi Life Insurance Company, Ltd.	31,300	455,323
The Gunma Bank, Ltd.	14,000	76,146
The Hachijuni Bank, Ltd.	13,000	73,876

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Hiroshima Bank, Ltd.	24,000	$100,206
The Iyo Bank, Ltd.	10,000	95,455
The Japan Steel Works, Ltd.	12,000	53,887
The Joyo Bank, Ltd.	23,000	114,640
The Kansai Electric Power Company, Ltd. (I)	24,500	251,136
The Nishi-Nippon City Bank, Ltd.	34,000	76,424
The Shizuoka Bank, Ltd.	22,000	214,393
The Yokohama Rubber Company, Ltd.	10,000	94,048
THK Company, Ltd.	4,000	89,669
Tobu Railway Company, Ltd.	40,000	193,138
Toho Company, Ltd.	4,567	91,536
Toho Gas Company, Ltd.	14,000	76,069
Tohoku Electric Power Company, Inc.	18,500	190,252
Tokio Marine Holdings, Inc.	25,600	767,754
Tokyo Electric Power Company, Inc. (I)	54,500	219,276
Tokyo Electron, Ltd.	6,700	416,409
Tokyo Gas Company, Ltd.	90,000	456,358
Tokyo Tatemono Company, Ltd.	15,000	128,525
Tokyu Corp.	44,000	268,882
Tokyu Fudosan Holdings Corp.	15,000	111,854
TonenGeneral Sekiyu KK	10,000	88,235
Toppan Printing Company, Ltd.	24,000	171,595
Toray Industries, Inc.	58,000	382,692
Toshiba Corp.	155,000	656,978
TOTO, Ltd.	9,000	124,756
Toyo Seikan Kaisha, Ltd.	4,800	77,898
Toyo Suisan Kaisha, Ltd.	4,000	133,656
Toyoda Gosei Company, Ltd.	2,466	47,209
Toyota Boshoku Corp. (L)	3,300	33,370
Toyota Industries Corp.	6,100	293,173
Toyota Motor Corp.	101,400	5,718,332
Toyota Tsusho Corp.	7,900	200,376
Trend Micro, Inc.	4,000	123,586
Tsumura & Company, Ltd.	2,500	60,072
Ube Industries, Ltd.	37,000	68,151
Unicharm Corp.	4,300	229,434
United Urban Investment Corp.	85	125,075
USS Company, Ltd.	10,070	141,462
West Japan Railway Company	6,100	248,980
Yahoo Japan Corp.	52,400	256,704
Yakult Honsha Company, Ltd.	2,843	142,712
Yamada Denki Company, Ltd.	33,400	111,321
Yamaguchi Financial Group, Inc.	7,000	63,113
Yamaha Corp.	4,400	56,592
Yamaha Motor Company, Ltd.	12,400	197,828
Yamato Kogyo Company, Ltd.	2,300	72,108
Yamato Transport Company, Ltd.	12,800	275,473
Yamazaki Baking Company, Ltd.	4,000	47,296
Yaskawa Electric Corp.	9,000	124,341
Yokogawa Electric Corp.	7,686	124,257

		95,801,336
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,461	259,794
Luxembourg - 0.3%
ArcelorMittal	36,457	588,382
Millicom International Cellular SA	2,700	275,001
RTLGroup SA	1,422	161,952
SES SA	11,632	433,985
Tenaris SA	20,099	444,132

		1,903,452
Macau - 0.2%
MGM China Holdings, Ltd.	35,912	126,879

112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Macau (continued)
Sands China, Ltd.	88,800	$664,845
Wynn Macau, Ltd.	61,415	254,430

		1,046,154
Malaysia - 0.8%
AirAsia BHD	21,700	16,962
Alliance Financial Group BHD	53,600	72,424
AMMB Holdings BHD	59,087	130,005
Axiata Group BHD	90,800	185,612
Berjaya Sports Toto BHD	11,280	13,710
British American Tobacco Malaysia BHD	4,300	77,838
Bumi Armada BHD	41,700	49,960
CIMB Group Holdings BHD	200,965	440,601
DiGi.Com BHD	110,800	183,038
Felda Global Ventures Holdings BHD	39,000	55,541
Gamuda BHD	62,000	89,488
Genting BHD	72,900	223,593
Genting Malaysia BHD	105,700	136,001
Genting Plantations BHD	15,000	49,667
Hong Leong Bank BHD	20,060	86,925
Hong Leong Financial Group BHD	5,600	26,915
IHH Healthcare BHD (I)	71,800	84,657
IJM Corp. BHD	43,710	82,307
IJM Land BHD	1,395	1,265
IOI Corp. BHD	114,466	168,156
IOI Properties Group Bhd (I)	57,232	46,620
Kuala Lumpur Kepong BHD	17,150	127,205
Lafarge Malayan Cement BHD	9,360	25,923
Malayan Banking BHD	171,566	509,236
Malaysia Airports Holdings BHD	33,841	82,796
Maxis BHD	80,200	171,003
MISC BHD (I)	26,280	55,590
MMC Corp. BHD	53,600	46,278
Parkson Holdings BHD	20,197	18,559
Petronas Chemicals Group BHD	99,800	211,366
Petronas Dagangan BHD	12,200	114,779
Petronas Gas BHD	21,200	154,627
PPB Group BHD	17,700	90,237
Public Bank BHD	23,226	136,387
Public Bank BHD	21,000	123,535
RHB Capital BHD	23,828	61,489
Sapurakencana Petroleum BHD (I)	80,300	110,906
Sime Darby BHD	99,348	283,435
Telekom Malaysia BHD	40,000	72,157
Tenaga Nasional BHD	97,450	356,890
UEM Sunrise BHD	36,187	24,429
UMW Holdings BHD	25,500	85,859
YTL Corp. BHD	166,792	78,190
YTL Power International BHD (I)	86,483	41,601

		5,203,762
Mexico - 1.0%
Alfa SAB de CV, Class A	97,680	246,903
America Movil SAB de CV, Series L	1,334,432	1,330,803
Arca Continental SAB de CV	7,500	44,746
Cemex SAB de CV (I)	418,299	530,263
Coca-Cola Femsa SAB de CV, Series L	15,312	161,019
Compartamos SAB de CV	28,000	51,215
Controladora Comercial Mexicana SAB de CV	20,600	85,442
El Puerto de Liverpool SAB de CV	4,600	50,487
Fomento Economico Mexicano SAB de CV	69,820	651,165
Fresnillo PLC	7,504	105,783
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	18,400	107,732

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste SAB
de CV, Class B	9,800	$120,373
Grupo Bimbo SAB de CV, Series A	63,384	170,943
Grupo Carso SAB de CV, Series A1	17,777	93,273
Grupo Financiero Banorte SAB de CV, Series O	94,062	636,110
Grupo Financiero Inbursa SAB de CV, Series O	64,238	165,964
Grupo Financiero Santander Mexico
SAB de CV	65,000	159,320
Grupo Mexico SAB de CV, Series B	156,766	494,716
Grupo Televisa SAB	91,626	611,284
Industrias CH SAB de CV, Series B (I)	9,500	52,690
Industrias Penoles SAB de CV	4,883	127,207
Kimberly-Clark de Mexico SAB de CV	56,178	149,960
Mexichem SAB de CV	31,640	111,481
Minera Frisco SAB de CV, Class A1 (I)	27,077	52,700
Promotora y Operadora de Infraestructura
SAB de CV (I)	9,800	131,640
Wal-Mart de Mexico SAB de CV	199,088	474,255

		6,917,474
Netherlands - 3.3%
Aegon NV	72,180	664,858
Akzo Nobel NV	9,275	756,472
ASML Holding NV	12,384	1,152,745
Corio NV	2,813	128,501
Delta Lloyd NV	4,512	125,081
Fugro NV (L)	2,807	172,471
Gemalto NV	2,994	348,964
Heineken Holding NV	4,171	269,323
Heineken NV	8,722	606,941
ING Groep NV (I)	144,739	2,058,432
Koninklijke Ahold NV	34,366	690,283
Koninklijke Boskalis Westinster NV	2,484	136,716
Koninklijke DSM NV	6,195	424,900
Koninklijke KPN NV (I)	114,399	403,838
Koninklijke Philips NV	36,899	1,298,074
Koninklijke Vopak NV	2,830	157,962
QIAGEN NV (I)	8,422	176,907
Randstad Holding NV	4,599	269,173
Reed Elsevier NV	27,876	603,140
Royal Dutch Shell PLC, B Shares	90,456	3,531,439
Royal Dutch Shell PLC, Class A	140,856	5,146,565
TNT Express NV	12,124	118,949
Unilever NV	63,085	2,594,974
Wolters Kluwer NV	11,636	328,033
Ziggo NV	4,475	198,732

		22,363,473
New Zealand - 0.1%
Auckland International Airport, Ltd.	26,045	86,168
Contact Energy, Ltd.	8,664	40,017
Fletcher Building, Ltd.	33,708	278,849
Telecom Corp. of New Zealand, Ltd. (L)	37,559	79,641

		484,675
Norway - 0.5%
Aker Solutions ASA	7,375	114,781
DNB ASA	40,576	705,063
Gjensidige Forsikring ASA	4,167	84,606
Norsk Hydro ASA	44,388	221,009
Orkla ASA	33,366	284,449
Statoil ASA	42,623	1,202,596
Telenor ASA	26,823	593,669

113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Yara International ASA	6,981	$309,214

		3,515,387
Peru - 0.1%
Compania de Minas Buenaventura SA, ADR	7,964	100,107
Credicorp, Ltd.	2,734	377,073

		477,180
Philippines - 0.1%
Ayala Corp.	7,160	92,471
Ayala Land, Inc.	253,800	169,872
Bank of the Philippine Islands	29,885	57,299
BDO Unibank, Inc.	24,194	45,953
Energy Development Corp.	244,436	30,903
Globe Telecom, Inc.	970	36,034
Jollibee Foods Corp.	18,900	72,158
Metropolitan Bank & Trust Company	40,063	69,186
Philippine Long Distance Telephone Company	2,340	142,447
SM Investments Corp.	10,135	159,497
SM Prime Holdings, Ltd.	241,744	78,979

		954,799
Poland - 0.3%
Bank Handlowy w Warszawie SA	1,164	43,815
Bank Millennium SA (I)	12,341	36,579
Bank Pekao SA	4,928	320,791
Boryszew SA (I)	23,796	3,699
Cyfrowy Polsat SA (I)	6,360	44,913
Enea SA	3,933	20,759
Eurocash SA	2,447	32,343
Firma Oponiarska Debica SA	64	1,951
Grupa Lotos SA (I)	2,314	29,095
Jastrzebska Spolka Weglowa SA	1,255	19,035
KGHM Polska Miedz SA	5,681	204,860
mBank	525	93,661
Orange Polska SA	26,179	89,594
PGE SA	26,654	166,530
Polski Koncern Naftowy Orlen SA	11,432	163,486
Polskie Gornictwo Naftowe i Gazownictwo SA	63,078	92,653
Powszechna Kasa Oszczednosci
Bank Polski SA	30,479	428,623
Powszechny Zaklad Ubezpieczen SA	2,300	326,834
Sygnity SA (I)	207	1,259
Synthos SA	14,988	24,205
Tauron Polska Energia SA	37,474	64,972

		2,209,657
Portugal - 0.1%
Banco Espirito Santo SA (I)	60,988	114,210
EDP - Energias de Portugal SA	84,624	392,878
Galp Energia SGPS SA	7,057	121,816
Jeronimo Martins SGPS SA	7,332	123,036
Portugal Telecom SGPS SA (L)	27,409	116,662

		868,602
Russia - 1.1%
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,087	1,191
Gazprom OAO, ADR	251,662	1,955,414
Gazprom OAO, ADR	3,680	28,388
Lukoil OAO, ADR	29,756	1,664,104
MMC Norilsk Nickel OJSC, ADR (I)	39,185	652,939
Mobile Telesystems OJSC, ADR	20,264	354,417
NovaTek OAO, GDR (I)	3,606	397,291
Rosneft OAO, GDR	30,000	199,770

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Rosneft OAO, GDR	12,531	$83,560
Sberbank of Russia, ADR	40,000	390,800
Sberbank of Russia, ADR	34,900	333,763
Severstal OAO, GDR	4,250	32,173
Sistema JSFC, GDR	3,202	72,141
Surgutneftegas OAO, ADR	34,280	253,036
Surgutneftegas OAO, Class B, ADR (L)	38,814	281,402
Tatneft OAO, ADR	8,611	295,683
Uralkali OSJC, GDR	6,000	142,380
VTB Bank OJSC, GDR (I)	50,760	111,772

		7,250,224
Singapore - 1.0%
Ascendas Real Estate Investment Trust	56,864	102,355
CapitaLand, Ltd.	115,999	267,169
CapitaMall Trust	90,402	136,021
CapitaMalls Asia, Ltd.	31,000	44,196
City Developments, Ltd.	23,000	185,099
ComfortDelGro Corp., Ltd.	97,000	153,436
DBS Group Holdings, Ltd.	64,216	827,362
Genting Singapore PLC	226,200	240,566
Golden Agri-Resources, Ltd.	284,496	130,158
Hutchison Port Holdings Trust	215,400	140,049
Jardine Cycle and Carriage, Ltd.	4,547	164,112
Keppel Corp., Ltd.	56,969	494,242
Keppel Land, Ltd.	35,510	95,057
Olam International, Ltd.	59,316	105,034
Oversea-Chinese Banking Corp., Ltd.	101,145	764,678
Sembcorp Industries, Ltd.	38,019	166,304
SembCorp Marine, Ltd.	36,999	119,291
Singapore Airlines, Ltd.	23,140	192,794
Singapore Exchange, Ltd.	37,000	204,469
Singapore Press Holdings, Ltd.	59,500	198,834
Singapore Technologies Engineering, Ltd.	73,000	222,098
Singapore Telecommunications, Ltd.	303,840	883,177
StarHub, Ltd.	21,000	70,258
Suntec Real Estate Investment Trust	191	252
United Overseas Bank, Ltd.	50,361	868,699
UOL Group, Ltd.	24,099	120,181
Wilmar International, Ltd.	72,000	198,395

		7,094,286
South Africa - 1.6%
African Bank Investments, Ltd. (L)	52,291	53,450
African Rainbow Minerals, Ltd.	5,606	110,893
Anglo American Platinum, Ltd. (I)	2,632	118,101
AngloGold Ashanti, Ltd.	14,430	247,166
Aspen Pharmacare Holdings, Ltd.	8,659	231,089
Assore, Ltd.	664	25,733
Barclays Africa Group, Ltd.	12,071	170,955
Bidvest Group, Ltd.	11,166	295,025
Discovery Holdings, Ltd.	15,181	121,614
Exxaro Resources, Ltd.	4,891	64,971
FirstRand, Ltd.	118,126	405,020
Gold Fields, Ltd.	29,492	111,579
Growthpoint Properties, Ltd.	74,920	173,461
Harmony Gold Mining Company, Ltd.	16,381	50,008
Hulamin, Ltd. (I)	156	99
Impala Platinum Holdings, Ltd.	22,733	258,280
Imperial Holdings, Ltd.	6,917	123,713
Investec, Ltd.	7,953	63,994
Kumba Iron Ore, Ltd.	3,135	112,337
Liberty Holdings, Ltd.	4,754	56,086
Life Healthcare Group Holdings, Ltd.	40,397	147,603

114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Massmart Holdings, Ltd.	4,351	$56,698
MMI Holdings, Ltd.	19,936	46,630
Mr. Price Group, Ltd.	8,969	134,053
MTN Group, Ltd.	63,985	1,309,578
Naspers, Ltd.	14,605	1,609,368
Nedbank Group, Ltd.	9,463	201,145
Netcare, Ltd.	36,217	80,364
Northam Platinum, Ltd. (I)	9,932	36,717
Pick’n Pay Stores, Ltd.	7,147	35,005
PPC, Ltd.	27,421	76,055
Rand Merchant Insurance Holdings, Ltd.	31,391	85,696
Redefine Income Fund, Ltd.	113,653	103,087
Remgro, Ltd.	18,654	362,844
Reunert, Ltd.	6,898	42,257
RMB Holdings, Ltd.	31,391	142,868
Sanlam, Ltd.	64,030	349,761
Sappi, Ltd. (I)	26,810	94,227
Sasol, Ltd.	20,803	1,163,420
Shoprite Holdings, Ltd.	16,492	248,868
Standard Bank Group, Ltd.	45,879	604,443
Steinhoff International Holdings, Ltd.	51,950	251,257
Super Group, Ltd. (I)	290	789
The Foschini Group, Ltd.	6,632	67,382
Tiger Brands, Ltd.	6,286	162,414
Trans Hex Group, Ltd. (I)	1,091	409
Truworths International, Ltd.	18,481	135,398
Vodacom Group, Ltd. (L)	16,692	205,986
Woolworths Holdings, Ltd.	26,688	185,725

		10,733,621
South Korea - 3.1%
Amorepacific Corp.	127	150,347
AMOREPACIFIC Group	129	62,109
BS Financial Group, Inc.	5,627	79,835
Celltrion, Inc.	2,553	105,754
Cheil Industries, Inc.	1,865	125,909
CJ CheilJedang Corp.	326	88,082
CJ Corp.	456	58,409
Coway Company, Ltd.	1,930	135,265
Daelim Industrial Company, Ltd.	877	71,540
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	15,941
Daewoo International Corp.	1,626	59,293
Daewoo Securities Company, Ltd.	7,159	55,331
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,040	121,987
DGB Financial Group, Inc.	3,940	57,120
Dongbu Insurance Company, Ltd.	1,810	93,927
Doosan Corp.	163	21,225
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	67,303
Doosan Infracore Company, Ltd. (I)	4,470	57,763
E-Mart Company, Ltd.	817	187,588
GS Engineering & Construction Corp.	1,110	37,870
GS Holdings Corp.	2,038	92,496
Hana Financial Group, Inc.	9,912	363,352
Hankook Tire Company, Ltd.	3,008	171,162
Hanwha Chemical Corp.	2,217	40,426
Hanwha Corp.	2,040	61,653
Hanwha Life Insurance Company, Ltd.	8,120	53,311
Hitejinro Holdings Company, Ltd.	200	2,691
Hyosung Corp.	1,033	74,730
Hyundai Department Store Company, Ltd.	494	66,004
Hyundai Development Company	1,140	32,242

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Engineering &
Construction Company, Ltd.	2,649	$139,757
Hyundai Glovis Company, Ltd.	539	122,570
Hyundai Heavy Industries Company, Ltd.	1,587	315,697
Hyundai Hysco Company, Ltd.	423	21,969
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	76,571
Hyundai Merchant Marine Company, Ltd. (I)	2,351	22,844
Hyundai Mipo Dockyard	513	75,024
Hyundai Mobis	2,535	752,131
Hyundai Motor Company	5,686	1,344,462
Hyundai Securities Company, Ltd.	2,435	14,828
Hyundai Steel Company	2,775	179,998
Hyundai Wia Corp.	644	103,804
Industrial Bank of Korea	7,080	90,041
Kangwon Land, Inc.	4,000	116,687
KB Financial Group, Inc.	10,980	385,256
KB Financial Group, Inc., ADR (L)	2,772	97,436
KCC Corp.	196	100,615
Kia Motors Corp.	9,843	550,047
Korea Aerospace Industries, Ltd.	1,710	54,640
Korea Electric Power Corp.	7,710	264,647
Korea Electric Power Corp., ADR (I)(L)	4,277	73,436
Korea Gas Corp.	1,166	68,374
Korea Investment Holdings Company, Ltd.	1,170	40,563
Korea Zinc Company, Ltd.	339	105,992
Korean Air Lines Company, Ltd. (I)	917	33,362
Korean Reinsurance Company, Ltd.	15	146
KT Corp.	2,633	73,295
KT&G Corp.	4,163	313,545
Kumho Industrial Company, Ltd. (I)	17	209
Kumho Petrochemical Company, Ltd.	614	50,857
LG Chem, Ltd.	1,735	415,173
LG Corp.	3,654	199,171
LG Display Company, Ltd. (I)	7,650	192,354
LG Display Company, Ltd., ADR (I)(L)	2,417	30,213
LG Electronics, Inc.	4,051	247,641
LG Household & Health Care, Ltd.	362	156,499
LG Innotek Company, Ltd. (I)	210	20,377
LG Uplus Corp.	6,602	64,852
Lotte Chemical Corp.	562	99,734
Lotte Confectionery Company, Ltd.	20	34,258
Lotte Shopping Company, Ltd.	410	129,145
LS Cable, Ltd.	793	56,968
LS Industrial Systems Company, Ltd.	735	46,482
Mirae Asset Securities Company, Ltd.	875	34,134
NAVER Corp.	1,057	772,319
NCSoft Corp.	632	129,742
NHN Entertainment Corp. (I)	486	43,970
OCI Company, Ltd. (I)	650	108,741
Orion Corp.	143	110,265
POSCO	2,426	677,315
S-Oil Corp.	1,778	103,167
S1 Corp.	810	67,840
Samsung C&T Corp.	4,787	278,319
Samsung Card Company, Ltd.	1,490	48,541
Samsung Electro-Mechanics Company, Ltd.	2,318	151,464
Samsung Electronics Company, Ltd.	4,040	5,107,257
Samsung Engineering Company, Ltd.	1,181	79,693
Samsung Fire & Marine
Insurance Company, Ltd.	1,357	305,664
Samsung Heavy Industries Company, Ltd.	6,270	188,488
Samsung Life Insurance Company, Ltd.	2,331	220,320

115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung SDI Company, Ltd.	1,333	$202,421
Samsung Securities Company, Ltd.	2,498	91,889
Samsung Techwin Company, Ltd.	1,577	86,025
Shinhan Financial Group Company, Ltd., ADR	350	15,383
Shinhan Financial Group Company, Ltd.	15,585	689,578
Shinsegae Company, Ltd.	197	42,806
SK C&C Company, Ltd.	964	135,723
SK Holdings Company, Ltd.	1,019	185,066
SK Hynix, Inc. (I)	19,510	661,991
SK Innovation Company, Ltd.	2,274	261,601
SK Networks Company, Ltd.	3,090	27,511
SK Telecom Company, Ltd.	470	95,381
Woori Finance Holdings Company, Ltd.	14,510	165,592
Woori Investment & Securities Company, Ltd.	3,944	32,833
Yuhan Corp.	350	59,817

		21,073,191
Spain - 2.4%
Abertis Infraestructuras SA	14,450	330,256
ACS Actividades de Construccion
y Servicios SA	6,634	260,838
Amadeus IT Holding SA, A Shares	12,738	529,329
Banco Bilbao Vizcaya Argentaria SA	215,370	2,589,654
Banco de Sabadell SA	139,622	431,652
Banco Popular Espanol SA	33,669	254,589
Banco Santander SA	438,331	4,184,375
Bankia SA (I)	340	719
CaixaBank SA	37,678	242,536
Distribuidora Internacional de Alimentacion SA	23,600	215,816
Enagas SA	6,236	189,701
Ferrovial SA	14,499	314,306
Gas Natural SDG SA	14,483	407,457
Grifols SA	4,281	234,610
Grifols SA, B Shares	427	17,642
Iberdrola SA	168,473	1,178,883
Inditex SA	8,254	1,238,341
Mapfre SA	30,375	128,167
Red Electrica Corp. SA	4,146	337,133
Repsol SA	35,535	907,542
Telefonica SA	158,395	2,510,043
Zardoya Otis SA	5,513	93,962
Zeltia SA (I)	175	644

		16,598,195
Sweden - 2.3%
Alfa Laval AB	13,367	362,091
Assa Abloy AB, Series B	13,254	705,996
Atlas Copco AB, Series A	25,624	739,732
Atlas Copco AB, Series B	13,732	376,137
Boliden AB	10,826	164,864
Electrolux AB (L)	9,396	205,731
Elekta AB, B Shares	15,376	204,693
Getinge AB, B Shares	6,512	183,855
Hennes & Mauritz AB, B Shares	35,889	1,530,674
Hexagon AB, B Shares	9,601	326,420
Husqvarna AB, B Shares	18,793	131,216
Industrivarden AB, C Shares	2,860	55,447
Investment AB Kinnevik, B Shares	7,421	274,139
Investor AB, B Shares	16,147	584,886
Lundin Petroleum AB (I)	8,518	175,348
Nordea Bank AB	100,775	1,429,554
Sandvik AB	40,462	572,299
Scania AB, B Shares	10,652	313,497
Securitas AB, Series B	14,347	166,157

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, Series A	56,007	$769,384
Skanska AB, Series B (L)	14,150	333,563
SKF AB, B Shares (L)	15,548	398,106
Svenska Cellulosa AB, B Shares	22,959	676,169
Svenska Handelsbanken AB, Class A (L)	18,485	928,900
Swedbank AB, Class A	32,393	869,613
Swedish Match AB	8,709	285,103
Tele2 AB, B Shares	12,690	157,554
Telefonaktiebolaget LM Ericsson, B Shares	116,154	1,549,185
TeliaSonera AB (L)	82,426	622,513
Volvo AB, Series B (L)	52,551	835,367

		15,928,193
Switzerland - 7.0%
ABB, Ltd. (I)	80,722	2,085,127
Actelion, Ltd. (I)	4,318	409,210
Adecco SA (I)	5,213	433,858
Aryzta AG (I)	3,464	306,305
Baloise Holding AG	1,589	200,025
Barry Callebaut AG (I)	81	109,237
Cie Financiere Richemont SA	19,069	1,821,817
Coca-Cola HBC AG	7,325	182,621
Credit Suisse Group AG (I)	55,601	1,799,697
EMS-Chemie Holding AG	400	151,165
Geberit AG	1,444	473,167
Givaudan SA (I)	319	493,414
Glencore Xstrata PLC	390,339	2,013,476
Holcim, Ltd. (I)	8,405	696,600
Julius Baer Group, Ltd. (I)	8,521	378,424
Kuehne & Nagel International AG	2,068	289,404
Lindt & Spruengli AG	35	173,575
Lindt & Spruengli AG	4	235,593
Lonza Group AG (I)	1,729	176,417
Nestle SA	118,377	8,910,188
Novartis AG	84,571	7,180,748
Pargesa Holding SA	755	65,389
Partners Group Holding AG	751	210,946
Roche Holding AG	25,836	7,770,531
Schindler Holding AG,
Participation Certificates	1,670	246,196
Schindler Holding AG, Registered Shares	806	118,383
SGS SA	194	478,457
Sika AG	91	372,240
Sonova Holding AG (I)	1,693	247,681
STMicroelectronics NV	24,208	224,333
Sulzer AG	981	134,993
Swiss Life Holding AG (I)	1,089	267,804
Swiss Prime Site AG (I)	2,297	195,332
Swiss Re AG (I)	12,928	1,199,901
Swisscom AG	890	546,793
Syngenta AG	3,419	1,297,938
The Swatch Group AG	1,748	202,706
The Swatch Group AG, BR Shares	1,109	695,712
Transocean, Ltd.	14,101	581,382
UBS AG (I)	133,510	2,762,767
Wolseley PLC	9,747	555,357
Zurich Insurance Group AG (I)	5,465	1,678,382

		48,373,291
Taiwan - 1.8%
Acer, Inc. (I)	53,424	31,554
Advanced Semiconductor Engineering, Inc.	215,933	239,635
Advantech Company, Ltd.	1,811	11,764
Asia Cement Corp.	36,141	45,163

116

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Asia Optical Company, Inc. (I)	79	$84
Asustek Computer, Inc.	24,952	247,246
AU Optronics Corp. (I)	163,827	58,002
Catcher Technology Company, Ltd.	8,184	59,423
Cathay Financial Holdings Company, Ltd.	287,525	420,286
Chang Hwa Commercial Bank	84,859	50,359
Cheng Shin Rubber Industry Company, Ltd.	77,680	222,094
Cheng Uei Precision Industry Company, Ltd.	6,949	14,750
China Airlines, Ltd. (I)	26,874	8,884
China Development Financial Holdings Corp.	213,153	61,095
China Motor Corp.	65	58
China Steel Corp.	429,793	362,364
Chunghwa Telecom Company, Ltd.	141,148	434,333
Compal Electronics, Inc.	79,764	56,595
CTBC Financial Holding Company, Ltd.	534,469	334,829
D-Link Corp.	361	257
Delta Electronics, Inc.	67,331	416,997
E.Sun Financial Holding Company, Ltd.	55,157	33,283
Epistar Corp. (I)	10,064	24,241
Eva Airways Corp. (I)	23,623	11,899
Evergreen Marine Corp., Ltd. (I)	8,799	5,151
Far Eastern Department Stores Company, Ltd.	20,138	17,775
Far Eastern New Century Corp.	62,356	66,370
Far EasTone
Telecommunications Company, Ltd.	69,159	146,395
First Financial Holding Company, Ltd.	115,798	68,912
Formosa Chemicals & Fibre Corp.	119,212	288,710
Formosa Petrochemical Corp.	24,720	63,032
Formosa Plastics Corp.	154,086	386,311
Formosa Taffeta Company, Ltd.	5,000	5,593
Foxconn Technology Company, Ltd.	14,484	34,228
Fubon Financial Holding Company, Ltd.	211,112	287,028
Hon Hai Precision Industry Company, Ltd.	408,520	1,160,093
HTC Corp.	26,997	135,890
Hua Nan Financial Holdings Company, Ltd.	78,460	44,501
Innolux Corp. (I)	93,794	32,286
Inventec Corp.	25,899	25,565
Kinsus Interconnect Technology Corp.	1,035	3,846
Largan Precision Company, Ltd.	1,143	54,330
Lite-On Technology Corp.	39,039	58,365
MediaTek, Inc.	42,340	626,703
Mega Financial Holding Company, Ltd.	358,065	277,880
Mitac Holdings Corp. (I)	1,407	1,310
Mosel Vitelic, Inc. (I)	236	49
Nan Ya Plastics Corp.	176,992	375,822
Novatek Microelectronics Corp., Ltd.	7,361	33,834
Pan-International Industrial	327	241
Pegatron Corp.	32,989	49,214
Pou Chen Corp.	36,641	51,852
Powertech Technology, Inc.	13,149	19,921
President Chain Store Corp.	7,496	52,885
Quanta Computer, Inc.	92,771	250,125
Realtek Semiconductor Corp.	5,999	18,118
Shin Kong Financial Holding Company, Ltd.	97,557	30,878
Siliconware Precision Industries Company	54,855	72,890
SinoPac Financial Holdings Company, Ltd.	112,680	54,352
Synnex Technology International Corp.	23,741	38,264
Taishin Financial Holdings Company, Ltd.	76,208	34,586
Taiwan Cement Corp.	60,781	94,010
Taiwan Cooperative Financial
Holding Company, Ltd.	52,484	28,127
Taiwan Fertilizer Company, Ltd.	13,000	27,284
Taiwan Glass Industrial Corp.	11,254	10,873

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Mobile Company, Ltd.	62,257	$195,506
Taiwan Semiconductor
Manufacturing Company, Ltd.	914,227	3,597,065
Teco Electric & Machinery Company, Ltd.	16,000	17,906
TPK Holding Company, Ltd.	8,000	47,586
Transcend Information, Inc.	6,608	21,513
U-Ming Marine Transport Corp.	5,000	8,468
Uni-President Enterprises Corp.	162,816	283,648
Unimicron Technology Corp.	20,604	16,618
United Microelectronics Corp.	258,313	109,653
Wafer Works Corp. (I)	142	78
Walsin Lihwa Corp. (I)	28,000	8,933
Wan Hai Lines, Ltd.	5,512	2,665
Wistron Corp.	37,119	30,585
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,410
Yuanta Financial Holdings Company, Ltd.	179,932	90,939
Yulon Motor Company, Ltd.	17,510	28,980
Zinwell Corp.	904	1,063

		12,641,410
Thailand - 0.4%
Advanced Info Service PCL	48,400	337,189
Bangkok Bank PCL, Foreign Shares	34,900	193,446
Banpu PCL	55,000	47,472
BEC World PCL	46,019	77,313
Charoen Pokphand Foods PCL	136,200	117,559
CP ALL PCL	173,500	232,653
Glow Energy PCL	27,900	65,364
IRPC PCL	528,400	56,033
Kasikornbank PCL, Foreign Shares	61,800	353,732
Krung Thai Bank PCL	164,375	94,754
PTT Exploration & Production PCL	60,147	291,094
PTT Global Chemical PCL	65,273	145,375
PTT PCL, Foreign Shares	34,300	316,144
Siam Cement PCL, Foreign Shares	11,300	145,383
Siam Commercial Bank PCL	70,748	343,490
Thai Oil PCL	28,800	47,053

		2,864,054
Turkey - 0.3%
Adana Cimento Sanayii TAS, Class A	685	1,235
Akbank TAS	67,697	215,158
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	90,336
Arcelik AS	6,139	34,295
BIM Birlesik Magazalar AS	8,214	185,023
Coca-Cola Icecek AS	2,884	69,386
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	20,961
Enka Insaat ve Sanayi AS	22,425	66,948
Eregli Demir ve Celik Fabrikalari TAS	30,186	38,936
Ford Otomotiv Sanayi AS	4,572	46,632
HACI Omer Sabanci Holding AS	31,762	123,277
Is Gayrimenkul Yatirim Ortakligi AS	3,782	2,296
KOC Holdings AS	25,423	107,173
Koza Altin Isletmeleri AS	1,847	15,957
TAV Havalimanlari Holding AS	4,656	37,471
Tupras Turkiye Petrol Rafinerileri AS	4,998	105,731
Turk Hava Yollari	25,366	78,114
Turk Telekomunikasyon AS	22,064	61,248
Turkcell Iletisim Hizmetleri AS (I)	29,771	166,763
Turkiye Garanti Bankasi AS	86,216	294,693
Turkiye Halk Bankasi AS	25,911	160,486
Turkiye Is Bankasi, Class C	60,572	134,488

117

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari AS	30,613	$33,192
Turkiye Vakiflar Bankasi Tao, Class D	22,351	42,196
Yapi ve Kredi Bankasi AS	35,813	67,963

		2,199,958
Ukraine - 0.0%
Kernel Holding SA (I)	1,846	17,854
United Kingdom - 13.0%
3i Group PLC	36,258	240,791
Aberdeen Asset Management PLC	35,216	229,523
Admiral Group PLC	7,053	167,940
Aggreko PLC	10,324	258,637
AMEC PLC	10,765	201,614
Anglo American PLC	51,738	1,322,150
Antofagasta PLC	15,103	210,713
ARM Holdings PLC	51,898	876,468
ASOS PLC (I)	1,980	171,152
Associated British Foods PLC	13,331	618,588
AstraZeneca PLC	45,978	2,980,614
Aviva PLC	108,407	864,945
Babcock International Group PLC	13,291	298,469
BAE Systems PLC	120,209	835,092
Barclays PLC	544,149	2,117,546
BG Group PLC	125,247	2,338,274
BHP Billiton PLC	77,697	2,399,179
BP PLC	680,427	5,467,265
British American Tobacco PLC	68,923	3,844,920
British Land Company PLC	34,770	379,386
British Sky Broadcasting Group PLC	39,082	594,579
BT Group PLC	292,998	1,863,387
Bunzl PLC	11,962	318,940
Burberry Group PLC	16,791	390,379
Capita PLC	24,608	449,956
Centrica PLC	186,000	1,023,270
CNH Industrial NV (I)	34,400	395,905
Cobham PLC	39,593	197,662
Compass Group PLC	66,378	1,013,512
Croda International PLC	5,115	217,524
Diageo PLC	92,371	2,868,958
Direct Line Insurance Group PLC	36,648	145,171
easyJet PLC	5,884	168,394
G4S PLC	56,956	229,810
GKN PLC	59,980	390,816
GlaxoSmithKline PLC	177,382	4,729,950
Hammerson PLC	26,287	243,016
Hargreaves Lansdown PLC	8,843	215,118
HSBC Holdings PLC	686,299	6,949,062
ICAP PLC	23,327	147,017
IMI PLC	10,620	258,424
Imperial Tobacco Group PLC	35,660	1,442,004
Inmarsat PLC	15,909	192,862
InterContinental Hotels Group PLC	9,648	310,570
International Consolidated
Airlines Group SA PLC (I)	42,245	294,787
International Personal Finance PLC	84	718
Intertek Group PLC	6,301	323,503
Intu Properties PLC	28,768	135,365
Investec PLC	23,790	192,588
ITV PLC	141,502	452,101
J Sainsbury PLC	44,909	236,824
Johnson Matthey PLC	7,427	405,506
Kingfisher PLC	87,104	612,409
Land Securities Group PLC	29,076	495,543

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Legal & General Group PLC	222,663	$760,198
Lloyds Banking Group PLC (I)	1,835,173	2,295,837
London Stock Exchange Group PLC	6,139	201,794
Marks & Spencer Group PLC	60,423	454,859
Meggitt PLC	28,808	231,037
Melrose Industries PLC	43,393	215,047
National Grid PLC	135,561	1,862,824
Next PLC	5,905	649,850
Old Mutual PLC	187,810	630,488
Pearson PLC	30,043	533,371
Persimmon PLC (I)	11,241	252,493
Petrofac, Ltd.	10,236	245,695
Prudential PLC	94,150	1,993,574
Reckitt Benckiser Group PLC	23,740	1,937,302
Reed Elsevier PLC	44,186	675,228
Rexam PLC	28,426	230,994
Rio Tinto PLC	46,670	2,602,679
Rolls-Royce Holdings PLC	69,618	1,246,256
Royal Bank of Scotland Group PLC (I)	79,206	410,936
Royal Mail PLC (I)	23,738	223,131
RSA Insurance Group PLC	134,083	200,487
SABMiller PLC	35,699	1,785,030
Schroders PLC	3,956	171,569
Segro PLC	27,304	151,271
Serco Group PLC	19,001	133,575
Severn Trent PLC	8,842	269,039
Smith & Nephew PLC	33,067	502,218
Smiths Group PLC	15,034	319,437
SSE PLC	35,919	879,802
Standard Chartered PLC	88,486	1,850,297
Standard Life PLC	86,554	545,311
Subsea 7 SA	11,603	215,332
Tate & Lyle PLC	18,516	206,223
Tesco PLC	300,166	1,480,454
The Sage Group PLC	40,707	283,925
The Weir Group PLC	8,453	357,521
Travis Perkins PLC	9,089	286,192
TUI Travel PLC	16,416	119,958
Tullow Oil PLC	34,473	430,806
Unilever PLC	47,114	2,015,046
United Utilities Group PLC	26,610	350,032
Vodafone Group PLC	970,109	3,567,402
Whitbread PLC	6,679	463,599
William Hill PLC	32,018	182,165
WM Morrison Supermarkets PLC	81,859	291,069
WPP PLC	50,060	1,034,346

		89,474,595
United States - 0.4%
Carnival PLC	6,738	257,423
Catamaran Corp. (I)	8,200	366,867
Southern Copper Corp.	6,974	203,013
Thomson Reuters Corp.	14,777	505,131
Valeant Pharmaceuticals International, Inc. (I)	11,800	1,552,412
Verizon Communications, Inc.	936	44,526

		2,929,372

TOTAL COMMON STOCKS (Cost $496,920,009)		$658,401,552

PREFERRED SECURITIES - 1.5%
Brazil - 0.9%
AES Tiete SA	4,500	35,778
Banco Bradesco SA	75,608	1,039,318

118

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Banco do Estado do Rio Grande do Sul SA,
B Shares	7,832	$45,287
Bradespar SA	8,800	76,326
Braskem SA, A Shares	4,100	32,146
Centrais Eletricas Brasileiras SA, B Shares	4,300	20,619
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,538	111,576
Cia Paranaense de Energia, B Shares	4,400	57,807
Companhia Energetica de Minas Gerais	26,542	178,389
Companhia Energetica de Sao Paulo, B Shares	6,883	80,843
Gerdau SA	31,800	203,498
Itau Unibanco Holding SA	90,200	1,347,633
Itausa - Investimentos Itau SA	104,644	426,601
Lojas Americanas SA	15,656	115,436
Marcopolo SA	18,400	36,897
Metalurgica Gerdau SA	10,700	82,101
Oi SA	30,670	42,173
Petroleo Brasileiro SA	150,651	1,047,718
Telefonica Brasil SA	5,054	106,983
Usinas Siderurgicas de Minas Gerais SA,
A Shares	10,150	45,762
Vale SA	71,900	898,354

		6,031,245
Germany - 0.4%
Bayerische Motoren Werke AG	1,808	170,827
Fuchs Petrolub AG	1,556	156,329
Henkel AG & Company KGaA	6,587	709,039
Porsche Automobil Holding SE	5,618	577,572
Volkswagen AG	5,379	1,394,751

		3,008,518
South Korea - 0.2%
Hyundai Motor Company, Ltd.	1,066	136,348
Hyundai Motor Company, Ltd., 2nd Preferred	1,556	222,500
LG Chem, Ltd.	411	57,401
Samsung Electronics Company, Ltd.	766	763,071

		1,179,320

TOTAL PREFERRED SECURITIES (Cost $8,442,800)		$10,219,083

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 04/22/2014; Strike Price:
EUR 0.17) (I)	215,370 $	50,440
Intu Properties PLC (Expiration Date:
04/17/2014; Strike Price: GBP 180.00) (I)	8,219	13,018
New World Development Comapny Ltd.
(Expiration Date: 04/17/2014; Strike Price:
HKD 6.20) (I)	43,649	9,004
RSA Insurance Group PLC (Expiration Date:
04/09/2014; Strike Price: GBP 56.00) (I)	50,281	28,082

TOTAL RIGHTS (Cost $49,868)		$100,544

SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	3,618,865	$36,213,983

TOTAL SECURITIES LENDING
COLLATERAL (Cost $36,213,278)		$36,213,983

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class, 0.0400% (Y)	10,703,035	10,703,035

TOTAL SHORT-TERM INVESTMENTS (Cost $10,703,035)		$10,703,035

Total Investments (International Equity Index Trust B)
(Cost $552,328,990) - 103.9%		$715,638,197
Other assets and liabilities, net - (3.9%)		(26,862,372)

TOTAL NET ASSETS - 100.0%		$688,775,825

International Growth Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.3%
Australia - 3.4%
Amcor, Ltd.	913,307	$8,824,341
Brambles, Ltd.	760,140	6,540,264
CSL, Ltd.	64,126	4,142,003

		19,506,608
Belgium - 1.5%
Anheuser-Busch InBev NV	82,928	8,733,577
Brazil - 3.3%
Banco Bradesco SA, ADR	572,301	7,823,355
BM&FBovespa SA	2,042,800	10,128,471
BRF SA	65,246	1,302,620

		19,254,446
Canada - 7.5%
Agrium, Inc.	41,610	4,054,858
Canadian National Railway Company	84,520	4,748,564
Cenovus Energy, Inc.	167,012	4,829,827
CGI Group, Inc., Class A (I)	221,630	6,842,363
Encana Corp.	313,338	6,691,913
Fairfax Financial Holdings, Ltd.	12,548	5,448,250
Suncor Energy, Inc.	314,197	10,973,447

		43,589,222
China - 3.5%
Baidu, Inc., ADR (I)	55,582	8,469,585
CNOOC, Ltd.	4,256,000	6,443,676
Industrial & Commercial Bank of China, Ltd.,
H Shares	8,748,000	5,392,964

		20,306,225
Denmark - 2.5%
Carlsberg A/S, Class B	80,005	7,953,121
Novo Nordisk A/S	148,437	6,758,667

		14,711,788
France - 4.8%
Publicis Groupe SA	115,604	10,436,848
Schneider Electric SA	73,833	6,543,546
Total SA	164,170	10,806,412

		27,786,806
Germany - 7.4%
Adidas AG	45,286	4,896,738
Allianz SE	45,998	7,774,521
Deutsche Boerse AG	79,986	6,367,963
Deutsche Post AG	160,695	5,974,227

119

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Telekom AG	397,217	$6,445,071
SAP AG	140,083	11,362,914

		42,821,434
Hong Kong - 3.3%
Belle International Holdings, Ltd.	403,000	400,801
Galaxy Entertainment Group, Ltd. (I)	1,200,000	10,481,545
Hutchison Whampoa, Ltd.	639,000	8,488,943

		19,371,289
Ireland - 1.3%
Shire PLC	152,911	7,569,901
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	211,377	11,169,161
Japan - 5.6%
Denso Corp.	89,000	4,268,112
FANUC Corp.	36,000	6,364,510
Japan Tobacco, Inc.	136,600	4,287,518
Keyence Corp.	12,900	5,314,369
Komatsu, Ltd.	158,200	3,316,593
Toyota Motor Corp.	160,100	9,028,648

		32,579,750
Mexico - 1.9%
Fomento Economico Mexicano SAB
de CV, ADR	31,800	2,965,032
Grupo Televisa SAB, ADR	238,552	7,941,396

		10,906,428
Netherlands - 2.7%
Royal Dutch Shell PLC, B Shares	229,777	8,970,588
Unilever NV	162,619	6,689,261

		15,659,849
Singapore - 4.3%
Avago Technologies, Ltd.	144,150	9,284,702
Keppel Corp., Ltd.	868,200	7,532,190
United Overseas Bank, Ltd.	455,000	7,848,492

		24,665,384
South Korea - 3.2%
Hyundai Mobis	31,162	9,245,724
Samsung Electronics Company, Ltd.	7,348	9,289,139

		18,534,863
Spain - 1.1%
Amadeus IT Holding SA, A Shares	160,211	6,657,580
Sweden - 2.5%
Investor AB, B Shares	246,090	8,914,012
Telefonaktiebolaget LM Ericsson, B Shares	419,086	5,589,492

		14,503,504
Switzerland - 10.1%
ABB, Ltd. (SIX Swiss Exchange) (I)	322,072	8,319,430
Informa PLC	540,345	4,765,789
Julius Baer Group, Ltd. (I)	130,709	5,804,882
Nestle SA	103,421	7,784,456
Novartis AG	76,505	6,495,881
Roche Holding AG	41,103	12,362,290
Syngenta AG	21,416	8,130,048
UBS AG (I)	236,559	4,895,195

		58,557,971

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 1.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,759,000	$10,855,403
Thailand - 0.8%
Kasikornbank PCL, NVDR	895,900	4,930,166
Turkey - 1.1%
Akbank TAS	1,923,947	6,114,773
United Kingdom - 15.7%
Aberdeen Asset Management PLC	835,594	5,446,059
British American Tobacco PLC	207,757	11,589,878
British Sky Broadcasting Group PLC	713,998	10,862,496
Centrica PLC	936,783	5,153,667
Compass Group PLC	835,229	12,752,939
Kingfisher PLC	839,848	5,904,786
Next PLC	49,805	5,481,076
Reed Elsevier PLC	1,063,136	16,246,306
Smith & Nephew PLC	484,530	7,358,986
WPP PLC	490,866	10,142,332

		90,938,525

TOTAL COMMON STOCKS (Cost $414,314,704)		$529,724,653

SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 8.2%
State Street Institutional Liquid Reserves
Fund, 0.0774% (Y)	47,549,404	47,549,404

TOTAL SHORT-TERM INVESTMENTS (Cost $47,549,404)		$47,549,404

Total Investments (International Growth Stock Trust)
(Cost $461,864,108) - 99.5%		$577,274,057
Other assets and liabilities, net - 0.5%		2,641,097

TOTAL NET ASSETS - 100.0%		$579,915,154

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Australia - 5.9%
Adelaide Brighton, Ltd.	19,147	$71,346
Aditya Birla Minerals, Ltd. (I)	16,006	4,379
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	34,469
AJ Lucas Group, Ltd. (I)	6,337	5,254
Alkane Resources, Ltd. (I)	4,753	1,463
Alliance Resources, Ltd. (I)	22,348	4,551
Amalgamated Holdings, Ltd.	8,898	71,798
Amcom Telecommunications, Ltd.	6,346	12,259
APN News & Media, Ltd. (I)	42,191	23,366
Aquila Resources, Ltd. (I)	9,515	20,724
Arafura Resources, Ltd. (I)	20,511	1,568
ARB Corp., Ltd.	5,909	65,961
Arrium, Ltd.	100,196	126,068
ASG Group, Ltd. (I)	16,688	5,887
Atlas Iron, Ltd.	57,616	52,384
Aurora Oil and Gas, Ltd. (I)	27,105	103,129
Ausdrill, Ltd.	16,467	12,262
Ausenco, Ltd.	9,940	5,256
Austal, Ltd. (I)	23,155	20,926
Austbrokers Holdings, Ltd.	4,308	41,195

120

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Austin Engineering, Ltd.	7,179	$15,314
Australian Agricultural Company, Ltd. (I)	20,852	24,182
Automotive Holdings Group	31,654	114,569
Aveo Group	23,440	43,979
AWE, Ltd. (I)	36,008	50,668
BC Iron, Ltd.	10,606	46,693
Beach Energy, Ltd.	137,711	218,521
Bega Cheese, Ltd.	2,481	12,106
Bentham IMF, Ltd.	11,295	18,662
Billabong International, Ltd. (I)	21,480	10,388
Blackmores, Ltd.	1,425	34,463
Bradken, Ltd.	10,103	40,906
Breville Group, Ltd.	4,515	40,032
Brickworks, Ltd.	1,798	23,693
BT Investment Management, Ltd.	3,141	21,306
Cabcharge Australia, Ltd.	9,047	34,000
Cape Lambert Resources, Ltd. (I)	61,857	5,734
Cardno, Ltd.	10,684	71,447
Carnarvon Petroleum, Ltd. (I)	56,316	4,606
Cedar Woods Properties, Ltd.	2,505	17,322
Chandler Macleod, Ltd.	26,035	10,023
Citigold Corp., Ltd. (I)	12,839	512
Coal of Africa, Ltd. (I)	28,467	1,982
Coalspur Mines, Ltd. (I)	22,551	4,169
Cockatoo Coal, Ltd. (I)	193,911	6,293
Coffey International, Ltd. (I)	25,659	6,686
Compass Resources, Ltd. (I)	15,577	0
CSG, Ltd. (I)	23,845	20,279
CSR, Ltd.	40,665	132,764
CuDECO, Ltd. (I)	8,580	13,608
Cue Energy Resources, Ltd. (I)	5,000	604
Data#3, Ltd.	9,073	5,598
David Jones, Ltd.	38,870	117,611
Devine, Ltd. (I)	8,467	4,783
Domino’s Pizza Enterprises, Ltd.	712	13,214
Downer EDI, Ltd.	31,360	146,697
Drillsearch Energy, Ltd. (I)	35,948	55,768
DuluxGroup, Ltd.	30,816	164,088
DWS, Ltd.	12,684	13,237
Elders, Ltd. (I)	48,521	4,726
Emeco Holdings, Ltd.	61,822	14,416
Energy World Corp., Ltd. (I)	75,962	22,975
Envestra, Ltd.	94,560	98,817
Evolution Mining, Ltd.	26,424	21,053
Fairfax Media, Ltd.	72,736	61,861
Fantastic Holdings, Ltd.	4,687	8,307
Fleetwood Corp., Ltd.	5,216	12,257
FlexiGroup, Ltd.	16,586	55,532
Flinders Mines, Ltd. (I)	102,814	2,670
Focus Minerals, Ltd. (I)	124,710	1,871
Gindalbie Metals, Ltd. (I)	51,157	2,763
Goodman Fielder, Ltd.	209,597	119,975
Grange Resources, Ltd.	101,992	24,619
Gryphon Minerals, Ltd. (I)	17,464	2,513
GUD Holdings, Ltd.	4,589	23,223
Gunns, Ltd. (I)	91,122	0
GWA International, Ltd.	18,833	51,097
Hillgrove Resources, Ltd. (I)	82,416	6,173
Hills Industries, Ltd.	29,039	45,899
Horizon Oil, Ltd. (I)	103,008	29,614
iiNET, Ltd.	15,854	109,170
Imdex, Ltd.	15,820	9,682
Independence Group NL	16,664	60,600

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Indophil Resources NL (I)	145,281	$21,596
Infigen Energy (I)	81,696	15,162
International Ferro Metals, Ltd. (I)	24,339	4,459
Intrepid Mines, Ltd. (I)	32,053	8,199
Invocare, Ltd.	7,210	72,458
IOOF Holdings, Ltd.	18,395	151,343
Iress, Ltd.	10,359	82,687
JB Hi-Fi, Ltd.	9,468	164,546
Kagara, Ltd. (I)	48,216	5,366
Karoon Gas Australia, Ltd. (I)(L)	6,513	15,456
Kingsgate Consolidated, Ltd.	11,120	10,314
Linc Energy, Ltd. (I)	22,798	23,669
M2 Group, Ltd. (L)	14,566	81,186
MACA, Ltd.	4,396	8,951
Macmahon Holdings, Ltd. (I)	112,440	12,574
Magellan Financial Group, Ltd.	1,443	18,394
Matrix Composites & Engineering, Ltd. (I)	1,943	2,183
McPherson’s, Ltd.	7,978	9,069
Medusa Mining, Ltd. (I)	8,127	15,645
Mermaid Marine Australia, Ltd.	23,329	51,162
Metals X, Ltd. (I)	140,431	26,176
Mincor Resources NL	19,890	12,205
Mineral Deposits, Ltd. (I)	5,861	11,846
Mineral Resources, Ltd.	9,687	103,337
Molopo Energy, Ltd. (I)	5,287	836
Monadelphous Group, Ltd. (L)	7,166	111,962
Mortgage Choice, Ltd.	6,422	16,100
Mount Gibson Iron, Ltd.	62,063	52,573
Myer Holdings, Ltd. (L)	45,216	93,684
Nexus Energy, Ltd. (I)	112,125	6,135
NIB Holdings, Ltd.	43,000	111,719
Nido Petroleum, Ltd. (I)	140,525	4,940
Northern Star Resources, Ltd.	42,401	44,490
NRW Holdings, Ltd.	18,377	18,179
Nufarm, Ltd.	14,896	55,135
Oakton, Ltd.	7,538	10,511
OceanaGold Corp. (I)	21,200	44,874
OrotonGroup, Ltd.	3,034	11,164
Otto Energy, Ltd. (I)	63,569	5,297
OZ Minerals, Ltd.	13,708	45,326
Pacific Brands, Ltd.	68,225	33,565
Paladin Resources, Ltd. (I)	11,593	5,020
Pan Pacific Petroleum NL (I)	39,039	3,637
Panoramic Resources, Ltd.	26,277	9,745
Peet, Ltd. (I)	12,736	16,749
Perpetual, Ltd.	2,534	117,800
Perseus Mining, Ltd. (I)	34,213	13,784
Pharmaxis, Ltd. (I)	25,383	2,246
PMP, Ltd. (I)	32,750	13,101
Premier Investments, Ltd.	4,278	39,140
Primary Health Care, Ltd.	311	1,362
Prime Retirement & Aged
Care Property Trust (I)	14,396	0
Programmed Maintenance Services, Ltd.	12,923	34,834
Ramelius Resources, Ltd. (I)	2,953	302
RCR Tomlinson, Ltd.	10,520	27,289
Reckon, Ltd.	11,034	20,712
Redflex Holdings, Ltd.	3,279	3,315
Regis Resources, Ltd.	20,593	43,358
Resolute Mining, Ltd. (I)	37,931	20,923
Resource Generation, Ltd. (I)	9,069	1,562
Retail Food Group, Ltd.	6,910	28,021
Ridley Corp., Ltd.	19,156	14,772

121

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Roc Oil Company, Ltd. (I)	64,961	$28,079
SAI Global, Ltd.	19,386	73,836
Sandfire Resources NL (I)	8,888	48,177
Saracen Mineral Holdings, Ltd. (I)	20,048	6,205
Sedgman, Ltd.	11,057	4,929
Senex Energy, Ltd. (I)	87,382	61,137
Servcorp, Ltd.	5,074	19,917
Sigma Pharmaceuticals, Ltd.	207,664	128,342
Silex Systems, Ltd. (I)	1,955	3,822
Silver Lake Resources, Ltd. (I)	29,625	11,818
Sirtex Medical, Ltd.	3,260	47,031
Skilled Group, Ltd.	11,678	29,947
Slater & Gordon, Ltd.	6,228	26,419
SMS Management & Technology, Ltd.	3,796	12,527
Southern Cross Media Group, Ltd.	51,441	65,511
Spark Infrastructure Group	55,258	87,796
Specialty Fashion Group, Ltd.	12,034	9,992
St. Barbara, Ltd. (I)	33,049	8,393
STW Communications Group, Ltd.	25,254	32,862
Sundance Resources, Ltd. (I)	164,268	14,654
Super Cheap Auto Group, Ltd.	4,666	47,854
Technology One, Ltd.	17,402	37,025
Ten Network Holdings, Ltd. (I)	108,747	27,803
TFS Corp., Ltd.	19,836	30,485
The Reject Shop, Ltd.	2,561	24,139
Tiger Resources, Ltd. (I)	60,044	20,411
Tox Free Solutions, Ltd.	9,372	29,197
Transfield Services, Ltd.	26,434	20,575
Transpacific Industries Group, Ltd. (I)	79,315	84,517
Troy Resources NL (I)	7,482	7,277
UGL, Ltd.	2,683	17,504
UXC, Ltd.	17,598	13,960
Village Roadshow, Ltd.	16,209	104,915
Virgin Australia Holdings, Ltd. (I)	479,638	164,694
Virgin Australia Holdings, Ltd. (I)	359,466	1,667
Watpac, Ltd.	11,170	9,650
Webjet, Ltd.	11,954	30,512
Western Areas, Ltd.	9,618	29,740
White Energy Company, Ltd. (I)(L)	9,845	1,370
Wide Bay Australia, Ltd.	607	3,403
Windimurra Vanadium, Ltd. (I)	3,292	0
Wotif.com Holdings, Ltd.	6,934	17,086

		6,497,888
Austria - 1.1%
AMS AG	613	86,083
Austria Technologie & Systemtechnik AG	217	2,619
CA Immobilien Anlagen AG (I)	722	13,055
CAT Oil AG	1,051	21,988
EVN AG	1,566	22,046
Flughafen Wien AG	1,080	107,027
Frauenthal Holdings AG	62	781
Kapsch Trafficcom AG	191	10,529
Lenzing AG	51	2,810
Mayr-Melnhof Karton AG	551	68,956
Oesterreichische Post AG	4,652	234,452
Palfinger AG (L)	1,137	44,255
RHI AG	2,979	95,864
Rosenbauer International AG	174	16,205
S IMMO AG (I)	1,298	9,581
Schoeller-Bleckmann Oilfield Equipment AG	1,435	167,849
Semperit AG Holding	128	6,877
Wienerberger AG (L)	8,352	160,008

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Zumtobel AG	5,975	$148,191

		1,219,176
Bahamas - 0.0%
United International Enterprises	65	13,126
Belgium - 1.4%
Ackermans & Van Haaren NV	1,723	217,815
AGFA Gevaert NV - Strip VVP (I)	10,039	14
AGFA-Gevaert NV (I)	25,633	86,889
Arseus NV	1,641	88,512
Banque Nationale de Belgique	9	41,909
Barco NV	780	62,481
Compagnie d’Entreprises CFE	687	74,689
Compagnie Maritime Belge SA	1,387	43,394
D’ieteren SA	2,196	103,072
Deceuninck Plastics NV (I)	7,720	25,962
Econocom Group (L)	4,944	56,803
Elia System Operator SA (I)	534	1
Elia System Operator SA	2,673	135,070
Euronav NV (I)	2,340	27,445
EVS Broadcast Equipment SA	811	52,586
Exmar NV	836	13,734
Galapagos NV (I)	2,443	53,872
Gimv NV	23	1,176
Kinepolis Group NV	487	95,284
Melexis NV	1,922	74,408
Nyrstar	13,851	51,558
Nyrstar - Strip VVP (I)	5,698	8
Sipef SA	356	29,479
Tessenderlo Chemie NV	1,427	41,133
Tessenderlo Chemie NV - Strip VVP (I)	188	2
ThromboGenics NV (I)(L)	1,612	45,670
Van de Velde NV	356	19,129
Viohalco SA (I)	7,173	46,328

		1,488,423
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	266,958
Frontline, Ltd. (I)	3,470	13,461
Golden Ocean Group, Ltd.	34,000	67,248
Hiscox Ltd.	18,955	215,820
Hoegh LNG Holdings, Ltd. (I)	1,610	14,613

		578,100
Cambodia - 0.0%
NagaCorp, Ltd.	28,000	29,231
Canada - 9.1%
5N Plus, Inc. (I)	3,515	12,146
Absolute Software Corp.	3,900	24,801
Advantage Oil & Gas, Ltd. (I)	11,300	55,810
Aecon Group, Inc.	5,300	82,508
AG Growth International, Inc.	1,100	46,567
AGF Management, Ltd., Class B	6,598	76,454
Ainsworth Lumber Company, Ltd. (I)	633	2,279
Akita Drilling, Ltd., Class A	700	10,511
Alamos Gold, Inc.	6,530	59,009
Alaris Royalty Corp.	330	8,925
Alexco Resource Corp. (I)	4,800	7,208
Algonquin Power & Utilities Corp. (I)	14,667	103,485
Alliance Grain Traders, Inc.	1,218	19,347
Alterra Power Corp. (I)	15,708	4,263
Altius Minerals Corp. (I)	3,100	41,277
Altus Group, Ltd.	477	7,788
Alvopetro Energy, Ltd. (I)(L)	6,100	5,849

122

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Artek Exploration, Ltd. (I)	4,000	$14,690
Asanko Gold, Inc. (I)	6,600	13,731
ATS Automation Tooling Systems, Inc. (I)	8,247	107,051
Augusta Resource Corp. (I)	8,429	26,152
AuRico Gold, Inc.	15,100	65,836
AutoCanada, Inc.	300	16,689
Avalon Rare Metals, Inc. (I)	5,100	3,275
Avigilon Corp. (I)	600	15,517
B2Gold Corp. (I)	28,456	77,221
Badger Daylighting, Ltd.	834	31,346
Bankers Petroleum, Ltd. (I)	23,800	115,825
Bellatrix Exploration, Ltd. (I)	9,897	83,706
Birch Mountain Resources, Ltd. (I)	9,200	0
Birchcliff Energy, Ltd. (I)	9,700	96,517
Black Diamond Group, Ltd.	2,750	85,199
BlackPearl Resources, Inc. (I)	24,200	57,572
BMTC Group, Inc., Class A	500	6,798
Bonterra Energy Corp.	1,500	72,673
Boralex, Inc., Class A	1,600	18,815
Brookfield Residential Properties, Inc. (I)	600	12,582
Calfrac Well Services, Ltd.	3,207	102,055
Calvalley Petroleums, Inc., Class A (I)	6,909	10,312
Canaccord Financial, Inc.	6,371	47,257
Canada Bread Company, Ltd.	1,096	71,580
Canadian Energy Services & Technology Corp.	2,342	60,737
Canam Group, Inc.	2,800	34,927
CanElson Drilling, Inc.	3,083	20,107
Canexus Corp.	4,363	19,773
Canfor Pulp Products, Inc.	2,715	28,857
Canyon Services Group, Inc.	5,968	73,905
Capital Power Corp.	5,727	133,241
Capstone Infrastructure Corp.	4,454	16,196
Capstone Mining Corp. (I)	29,467	77,832
Carpathian Gold, Inc. (I)	11,500	312
Cascades, Inc.	5,200	35,513
Cathedral Energy Services, Ltd.	2,500	9,543
Celestica, Inc. (I)	17,900	195,920
Centerra Gold, Inc.	9,842	45,849
Cequence Energy, Ltd. (I)	2,335	5,407
China Gold
International Resources Corp., Ltd. (I)	12,500	31,095
Chinook Energy, Inc. (I)	3,544	4,328
Churchill Corp., Class A	1,600	16,137
Clarke, Inc.	1,300	9,737
Claude Resources, Inc. (I)	10,900	2,021
Cogeco Cable, Inc.	152	7,885
Cogeco, Inc.	345	17,102
Colabor Group, Inc.	649	2,348
COM DEV International, Ltd. (I)	8,800	30,249
Computer Modelling Group, Ltd.	1,060	27,960
Connacher Oil and Gas, Ltd. (I)	52,700	12,871
Contrans Group, Inc., Class A	2,800	31,787
Copper Mountain Mining Corp. (I)	8,800	17,114
Corridor Resources, Inc. (I)	4,930	7,804
Corus Entertainment, Inc.	5,004	110,491
Cott Corp.	8,900	75,515
Crew Energy, Inc. (I)	11,300	89,848
Davis & Henderson Corp.	6,116	171,060
DeeThree Exploration, Ltd. (I)	1,284	11,011
Delphi Energy Corp. (I)	20,245	49,079
Denison Mines Corp. (I)	33,028	48,698
DirectCash Payments, Inc.	500	6,608
Dominion Diamond Corp. (I)	7,361	98,879

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Dorel Industries, Inc., Class B	3,200	$107,072
Duluth Metals, Ltd. (I)	8,700	5,115
Dundee Precious Metals, Inc. (I)	8,500	30,678
Easyhome, Ltd.	46	746
Eco Oro Minerals Corp. (I)	4,600	1,706
Enbridge Income Fund Holdings, Inc.	2,992	71,721
Endeavour Silver Corp. (I)	9,243	39,882
Enerflex, Ltd.	4,700	74,826
Energy Fuels, Inc. (I)	730	6,815
Enghouse Systems, Ltd.	600	17,053
Entree Gold, Inc. (I)	7,400	2,611
Equitable Group, Inc.	400	20,928
Essential Energy Services, Ltd.	7,268	17,948
Evertz Technologies, Ltd.	1,712	26,234
Excellon Resources, Inc. (I)	400	510
Exco Technologies, Ltd.	2,900	23,347
Exeter Resource Corp. (I)	230	139
Extendicare, Inc.	3,869	24,183
Firm Capital Mortgage Investment Corp.	1,100	11,950
First Majestic Silver Corp. (I)	5,963	57,499
First National Financial Corp.	700	15,431
FirstService Corp.	2,400	113,976
Forsys Metals Corp. (I)	400	192
Fortress Paper, Ltd., Class A (I)	900	3,167
Fortuna Silver Mines, Inc. (I)	9,099	33,499
Fortune Bay Corp. (I)	1,400	380
Fortune Minerals, Ltd. (I)	2,450	831
Gamehost, Inc.	100	1,292
Glacier Media, Inc.	6,100	7,449
Glentel, Inc.	1,400	15,995
Gluskin Sheff & Associates, Inc.	2,500	72,207
GMP Capital, Inc.	3,026	20,338
Gran Tierra Energy, Inc. (I)	19,353	145,301
Great Canadian Gaming Corp. (I)	3,900	50,377
Great Panther Silver, Ltd. (I)	14,100	14,157
Guyana Goldfields, Inc. (I)	6,600	14,627
Hanfeng Evergreen, Inc. (I)	200	54
Heroux-Devtek, Inc. (I)	1,600	16,557
Horizon North Logistics, Inc.	8,109	61,322
HudBay Minerals, Inc. (L)	11,202	87,448
IAMGOLD Corp.	13,445	47,310
IMAX Corp. (I)(L)	4,413	120,599
Imperial Metals Corp. (I)	4,600	59,170
Innergex Renewable Energy, Inc.	7,256	65,439
International Forest Products, Ltd., Class A (I)	4,920	73,255
International Tower Hill Mines, Ltd. (I)	2,300	1,748
Intertape Polymer Group, Inc.	4,500	50,638
Ivanhoe Energy, Inc. (I)	8,500	4,536
Just Energy Group, Inc. (L)	11,140	89,584
K-Bro Linen, Inc.	600	21,237
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd. (I)	87,256	32,361
Kelt Exploration, Ltd. (I)	94	1,093
Killam Properties, Inc.	3,556	32,810
Kingsway Financial Services, Inc. (I)	2,025	8,096
Kirkland Lake Gold, Inc. (I)	4,664	14,218
Knight Therapeutics, Inc. (I)	1,000	4,776
Lake Shore Gold Corp. (I)	24,100	15,914
Laurentian Bank of Canada	2,814	120,196
Le Chateau, Inc. (I)	1,700	4,090
Legacy Oil & Gas, Inc. (I)	12,446	81,848
Leisureworld Senior Care Corp.	1,555	17,132
Leon’s Furniture, Ltd.	3,283	46,728

123

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Lightstream Resources, Ltd. (L)	12,560	$63,851
Liquor Stores N.A., Ltd.	400	4,447
Long Run Exploration, Ltd. (L)	6,886	33,013
Lucara Diamond Corp. (I)	300	488
Major Drilling Group International	5,500	42,587
Manitoba Telecom Services, Inc.	1,320	36,203
Maple Leaf Foods, Inc.	8,695	138,507
Martinrea International, Inc.	7,093	63,969
McEwen Mining, Inc. (I)	3,653	8,724
Medical Facilities Corp.	500	9,199
Mega Uranium, Ltd. (I)	24,000	5,102
Mercator Minerals, Ltd. (I)	19,100	1,728
Migao Corp. (I)	3,000	3,582
Mitel Networks Corp. (I)	7,200	76,005
Mood Media Corp. (I)	3,135	2,127
Morneau Shepell, Inc.	3,098	42,035
Mullen Group, Ltd.	4,882	122,547
Nautilus Minerals, Inc. (I)	24,663	4,908
Nevsun Resources, Ltd.	10,158	34,365
Newalta Corp.	5,900	107,486
Niko Resources, Ltd. (I)	1,892	3,680
Norbord, Inc.	2,240	59,024
Nordion, Inc. (I)	11,497	132,494
North American Palladium, Ltd. (I)(L)	7,400	3,615
Northland Power, Inc.	3,464	54,522
NuVista Energy, Ltd. (I)	9,573	82,957
Osisko Mining Corp. (I)	3,959	24,639
Parex Resources, Inc. (I)	8,116	69,744
Parkland Fuel Corp.	3,768	72,804
Pason Systems, Inc.	6,600	166,925
Perpetual Energy, Inc. (I)	1,456	1,857
Petrobank Energy & Resources, Ltd. (I)	1,519	522
PHX Energy Services Corp.	700	8,377
Pilot Gold, Inc. (I)	3,109	3,993
Platinum Group Metals, Ltd. (I)	5,000	5,020
Polymet Mining Corp. (I)	11,854	16,191
Premium Brands Holdings Corp.	1,400	26,544
Primero Mining Corp. (I)	8,118	58,820
Pulse Seismic, Inc.	2,882	8,499
QLT, Inc. (I)	100	556
Questerre Energy Corp., Class A (I)	19,444	22,337
Reitmans Canada, Ltd.	154	787
Reitmans Canada, Ltd., Class A	3,200	16,673
Richelieu Hardware, Ltd.	1,400	61,547
Richmont Mines, Inc. (I)	2,000	2,822
Ritchie Brothers Auctioneers, Inc. (L)	5,714	137,879
RMP Energy, Inc. (I)	10,900	73,751
Rocky Mountain Dealerships, Inc.	100	1,066
Rogers Sugar, Inc.	4,174	17,481
RONA, Inc.	11,109	113,451
Rubicon Minerals Corp. (I)	15,700	16,616
Russel Metals, Inc.	7,189	195,869
Sabina Gold & Silver Corp. (I)	2,375	1,676
San Gold Corp. (I)	15,200	2,062
Sandstorm Gold, Ltd. (I)	600	3,365
Sandvine Corp. (I)	11,600	32,738
Santonia Energy, Inc. (I)	8,600	12,136
Savanna Energy Services Corp. (L)	5,561	38,935
Scorpio Mining Corp. (I)	8,900	2,214
Secure Energy Services, Inc.	3,037	52,169
SEMAFO, Inc.	18,836	66,450
Shawcor, Ltd.	90	3,753
Sherritt International Corp.	33,600	117,319

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Shore Gold, Inc. (I)	22,600	$5,315
Sierra Wireless, Inc. (I)	3,200	69,818
Silver Standard Resources, Inc. (I)	7,745	76,855
Southern Pacific Resource Corp. (I)	14,216	4,244
SouthGobi Energy Resources, Ltd. (I)	4,900	2,748
Sprott Resource Corp.	9,300	20,947
Sprott, Inc.	9,900	32,328
Stella-Jones, Inc.	437	12,140
Student Transportation, Inc. (L)	5,290	32,731
SunOpta, Inc. (I)	4,508	53,174
Superior Plus Corp. (L)	8,082	89,045
Surge Energy, Inc. (L)	16,100	89,420
Taseko Mines, Ltd. (I)	16,100	31,894
Teranga Gold Corp., ADR (I)	12,432	9,950
The Descartes Systems Group, Inc. (I)	6,000	83,853
The North West Company, Inc.	2,983	66,163
Theratechnologies, Inc. (I)	3,586	1,443
Timminco, Ltd. (I)	8,700	10
Timmins Gold Corp. (I)	6,378	8,019
TLC Vision Corp. (I)	3,400	34
TORC Oil & Gas, Ltd.	4,180	45,751
Toromont Industries, Ltd.	5,168	119,301
Torstar Corp., Class B	4,600	27,463
Total Energy Services, Inc.	6,209	108,398
Transcontinental, Inc., Class A	5,983	86,647
TransForce, Inc.	7,918	168,602
TransGlobe Energy Corp. (I)	5,600	42,703
Transition Therapeutics, Inc. (I)	2,700	21,566
Trican Well Service, Ltd.	7,263	91,913
Trinidad Drilling, Ltd.	11,797	123,679
Twin Butte Energy, Ltd.	10,892	22,267
Uni-Select, Inc.	1,500	40,570
Valener, Inc.	827	11,640
Vecima Networks, Inc. (I)	479	2,543
Virginia Mines, Inc. (I)	600	6,649
Wajax Corp.	1,300	43,098
Wesdome Gold Mines, Ltd. (I)	8,000	5,283
Western Energy Services Corp.	146	1,321
Western Forest Products, Inc.	881	1,921
Whitecap Resources, Inc.	11,887	132,687
Wi-LAN, Inc.	9,800	29,254
Winpak, Ltd.	500	12,574
Wsp Global Inc	2,473	79,928
Xtreme Drilling and Coil Services Corp. (I)	3,452	14,239
Zargon Oil & Gas, Ltd.	1,173	9,337
ZCL Composites, Inc.	3,500	19,471
Zenith Epigenetics Corp. (I)	1,700	661

		10,041,063
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	19,325	13,810
China - 0.0%
Bund Center Investment, Ltd.	152,000	24,235
Xinyi Solar Holdings, Ltd. (I)	33,000	9,903

		34,138
Cyprus - 0.0%
ProSafe SE	3,428	27,407
Songa Offshore SE (I)	30,800	14,359

		41,766
Denmark - 1.7%
ALK-Abello A/S	491	59,384
Alm Brand A/S (I)	5,370	26,179

124

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Amagerbanken A/S (I)	25,580	$0
Ambu A/S, Class B	308	20,086
Auriga Industries, Class B (I)	1,383	49,036
Bang & Olufsen A/S (I)	3,937	45,923
Bavarian Nordic A/S (I)	1,856	33,731
D/S Norden A/S	2,246	95,768
DFDS A/S	95	7,763
East Asiatic Company, Ltd. AS	800	12,978
Genmab A/S (I)	3,300	133,845
GN Store Nord A/S	4,321	107,262
IC Companys A/S	807	24,228
Jyske Bank AS (I)	1,846	101,178
Lan & Spar Bank A/S	225	15,743
NKT Holding A/S	2,489	144,198
PER Aarsleff A/S	75	13,047
Ringkjoebing Landbobank AS	386	84,128
Rockwool International A/S, B Shares	302	58,638
Royal Unibrew AS	750	124,749
Schouw & Company A/S	1,093	53,509
SimCorp A/S	5,370	217,626
Solar Holdings A/S, B Shares	603	45,167
Spar Nord Bank A/S	8,852	97,846
Sydbank A/S (I)	5,133	131,245
Topdanmark A/S (I)	4,486	130,526
Vestjysk Bank A/S (I)	155	264

		1,834,047
Finland - 2.7%
Afarak Group OYJ (I)	8,977	4,688
Ahlstrom OYJ	63	693
Alma Media OYJ (I)	4,110	15,745
Amer Sports OYJ	21,685	460,936
Apetit OYJ	696	18,911
Atria PLC	1,021	11,551
Cargotec Corp. OYJ, B Shares	5,393	232,210
Caverion Corp.	19,536	210,040
Citycon OYJ	2,081	7,399
Cramo OYJ	2,993	62,940
Elektrobit Corp.	2,752	9,841
Elisa OYJ, Class A	1,509	43,408
F-Secure OYJ	7,159	23,721
Finnair OYJ	3,281	12,160
Finnlines OYJ (I)	4,379	44,582
Fiskars Corp.	3,512	93,441
HKScan OYJ, A Shares	316	1,890
Huhtamaki OYJ	5,884	161,343
Ilkka-Yhtyma OYJ	1,535	5,627
Kemira OYJ	8,272	120,676
Konecranes OYJ (L)	4,353	138,660
Lassila & Tikanoja OYJ	27	539
Metsa Board OYJ	44,242	203,635
Olvi OYJ	1,172	40,216
Oriola-KD OYJ, B Shares	4,895	16,956
Outotec OYJ (L)	13,940	154,496
PKC Group OYJ	1,196	37,321
Poyry OYJ (I)	2,864	16,610
Raisio OYJ	8,267	54,683
Ramirent OYJ	4,765	52,259
Rapala VMC OYJ	2,298	17,877
Rautaruukki OYJ	6,695	74,249
Sievi Capital PLC (I)	3,574	5,859
Stockmann OYJ ABP, Class B	3,940	58,138
Technopolis PLC	63	366
Tieto OYJ	4,223	108,492

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Tikkurila OYJ	2,068	$48,709
Uponor OYJ	4,437	80,862
Vacon PLC	1,516	63,847
Vaisala OYJ, A Share	206	6,391
YIT OYJ (L)	19,536	208,021

		2,929,988
France - 3.7%
ABC Arbitrage	1,757	12,346
Air France-KLM (I)	2,943	44,198
Albioma SA	1,808	48,534
Alten SA	1,448	77,757
Altran Technologies SA	8,979	101,462
April Group SA	1,212	29,439
Assystem SA	1,693	51,907
Beneteau SA (I)	2,042	32,899
BioMerieux SA	187	20,499
Boiron SA	604	49,031
Bonduelle SCA	812	24,033
Bongrain SA	189	16,394
Bourbon SA	2,882	94,669
Boursorama (I)	743	12,376
Bull SA (I)	3,935	19,447
Burelle SA	5	4,503
Club Mediterranee SA (I)	1,557	38,133
Compagnie Plastic Omnium SA	3,719	137,896
Derichebourg SA	3,125	10,529
Electricite de Strasbourg SA	81	12,939
Etablissements Maurel et Prom SA	6,076	93,470
Faiveley Transport	466	33,802
Faurecia (I)	3,433	145,004
Financiere Marc de Lacharriere SA	937	72,307
GameLoft SA (I)	4,378	46,374
GL Events SA	213	4,846
Groupe Steria SCA	2,571	51,838
Haulotte Group SA (I)	962	20,344
Havas SA	16,988	127,072
Ingenico SA	2,039	190,571
Interparfums SA	312	14,684
Ipsen SA	822	33,668
IPSOS	2,286	92,692
Jacquet Metal Service	1,278	27,683
Korian SA	1,765	67,789
Lectra SA	2,262	24,396
LISI SA	171	28,187
Manitou BF SA	880	15,143
Mersen	869	29,336
Metropole Television SA	3,635	79,057
Naturex	322	28,471
Neopost SA	2,129	168,252
Nexans SA	2,042	106,967
Nexity SA	2,360	101,158
Norbert Dentressangle SA	282	46,192
Orpea SA	1,927	127,497
Parrot SA (I)	755	22,867
Pierre & Vacances SA (I)	142	5,869
Rallye SA	1,554	72,534
Recylex SA (I)	3,196	13,072
Robertet SA	135	31,650
Rubis SCA	2,155	155,104
Saft Groupe SA	1,355	47,363
Sartorius Stedim Biotech	168	33,706
Schneider Electric SA	301	26,549
Seche Environnement SA	335	16,791

125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Societe d’Edition de Canal Plus	2,209	$19,563
Societe Internationale de
Plantations d’Heveas SA	50	3,197
Societe Television Francaise 1	7,295	120,550
SOITEC (I)	10,929	34,781
Solocal Group (I)(L)	3,728	9,557
Somfy SA	271	85,487
Sopra Group SA	239	28,496
STEF SA	804	66,183
Synergie SA	80	2,045
Technicolor SA (I)	9,289	67,009
Teleperformance SA	3,488	202,117
Theolia SA (I)	4,793	8,530
Thermador Groupe	96	10,508
Trigano SA (I)	613	16,794
UBISOFT Entertainment SA (I)	6,194	110,763
Valneva SE (I)	1,450	12,960
Vetoquinol SA	56	2,924
Vicat SA	411	34,628
Viel & Compagnie SA	5,712	19,206
Vilmorin & Compagnie SA	668	93,723
Virbac SA	258	57,533

		4,047,850
Germany - 4.4%
Aareal Bank AG	4,192	184,649
ADVA Optical Networking SE (I)	2,463	11,271
Amadeus Fire AG	147	12,866
Aurubis AG	5,323	289,131
Balda AG	2,487	11,520
Bauer AG	162	4,284
BayWa AG	921	52,411
Bechtle AG	956	82,284
Bertrandt AG	391	59,888
Bijou Brigitte AG	199	20,261
Cancom AG	679	32,246
Carl Zeiss Meditec AG	321	9,021
Celesio AG	500	17,091
CENTROTEC Sustainable AG	476	12,358
Cewe Color Holding AG	215	16,536
Comdirect Bank AG	2,391	28,560
CompuGroup Medical AG	536	13,440
CTS Eventim AG	1,147	76,556
Delticom AG	491	24,041
Deutsche Beteiligungs AG	423	11,781
Deutz AG	4,916	41,476
Dialog Semiconductor PLC (I)	4,196	103,729
DMG MORI SEIKI AG	3,998	122,763
Draegerwerk AG & Company KGaA	82	8,474
Drillisch AG	3,170	115,137
Duerr AG	2,032	156,940
ElringKlinger AG	2,576	101,628
Evotec AG (I)(L)	6,986	37,270
Freenet AG	8,338	291,834
Gerresheimer AG	2,768	179,675
Gerry Weber International AG	1,992	98,517
Gesco AG	295	30,936
GFK AG	361	19,607
Grammer AG	856	41,911
Grenkeleasing AG	129	14,190
Hamburger Hafen und Logistik AG	2,218	53,371
Heidelberger Druckmaschinen AG (I)	18,480	57,034
Homag Group AG	498	13,061
Indus Holding AG	1,549	68,250

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Jenoptik AG	2,109	$38,292
Kloeckner & Company SE (I)	6,318	93,256
Kontron AG	2,482	17,019
Krones AG	966	92,330
KUKA AG	1,744	85,456
KWS Saat AG	176	63,779
Leoni AG	2,827	206,742
LPKF Laser & Electronics AG	1,615	37,823
Manz AG (I)	233	20,948
Medigene Ag (I)	760	5,697
MLP AG	4,269	28,320
Muehlbauer Holding AG & Company KGaA	156	3,954
MVV Energie AG	884	28,608
Nemetschek AG	278	22,958
Nordex AG (I)	2,657	42,942
Norma Group	1,802	95,509
Patrizia Immobilien AG (I)	2,528	29,144
Pfeiffer Vacuum Technology AG	173	21,113
PNE Wing AG	3,305	12,964
QSC AG	6,549	32,657
Rheinmetall AG	2,442	171,933
Rhoen-Klinikum AG	5,385	172,471
SAF-Holland SA	3,719	57,899
Salzgitter AG	688	27,238
Schaltbau Holding AG	330	20,948
Singulus Technologies AG (I)	4,168	14,206
Sixt SE	1,292	51,546
SMA Solar Technology AG	552	29,301
Software AG	3,462	125,613
Stada Arzneimittel AG	4,642	198,844
Stroeer Media AG (I)	802	14,437
Suss Microtec AG (I)	2,259	21,758
TAG Immobilien AG	365	4,529
Takkt AG	1,260	27,756
Tom Tailor Holding AG (I)	710	13,019
TUI AG	9,525	158,902
Vossloh AG	351	33,192
VTG AG	1,231	24,637
Wacker Neuson SE	1,547	26,719
Wincor Nixdorf AG	2,415	173,570
XING AG	155	22,278

		4,896,305
Gibraltar - 0.1%
888 Holdings PLC	12,231	30,738
Bwin.Party Digital Entertainment PLC	46,527	98,424

		129,162
Greece - 0.0%
Alapis Holding Industrial
and Commercial SA (I)	3,303	187
TT Hellenic Postbank SA (I)	12,594	0

		187
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd.	7,198	8,394
Tethys Petroleum, Ltd. (I)	5,500	2,687

		11,081
Hong Kong - 2.5%
Allied Group, Ltd.	26,000	114,057
Allied Properties HK, Ltd.	282,000	52,442
Apac Resources, Ltd. (I)	500,000	10,794
Asia Satellite Telecom Holdings Company, Ltd.	2,500	10,330
Associated International Hotels, Ltd.	44,000	116,187

126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Bonjour Holdings, Ltd.	148,000	$26,575
Brightoil Petroleum Holdings Ltd (I)	75,000	23,587
Brockman Mining, Ltd. (I)	740,840	35,296
Cafe de Coral Holdings, Ltd.	8,000	24,210
Champion Technology Holdings, Ltd.	545,220	13,991
Chen Hsong Holdings, Ltd.	10,000	3,007
Cheuk Nang Holdings, Ltd.	3,114	2,819
China Billion Resources Ltd. (I)	97,920	0
China Energy Development Holdings, Ltd. (I)	634,000	8,179
China Metal International Holdings, Inc.	12,000	3,564
China Renji Medical Group, Ltd. (I)	1,332,000	7,727
China Solar Energy Holdings Ltd. (I)	42,500	986
Chong Hing Bank, Ltd.	2,539	11,683
Chow Sang Sang Holdings International, Ltd.	12,000	28,581
Chuang’s Consortium International, Ltd.	30,948	3,791
CITIC Telecom International Holdings, Ltd.	112,000	41,507
CK Life Sciences International Holdings, Inc.	416,000	42,974
CP Lotus Corp. (I)	220,000	5,180
Cross-Harbour Holdings, Ltd.	18,000	14,785
CSI Properties, Ltd	245,066	8,707
CST Mining Group, Ltd. (I)	2,210,240	15,974
Culture Landmark Investment, Ltd. (I)	39,200	2,036
Dah Sing Financial Holdings, Ltd.	4,000	18,692
Dickson Concepts International, Ltd.	29,000	16,820
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	40,000	16,034
Emperor International Holdings, Ltd.	97,333	23,880
eSun Holdings, Ltd. (I)	74,000	9,297
Far East Consortium International, Ltd.	116,912	40,300
Fortune Oil PLC (L)	242,039	49,431
G-Resources Group, Ltd. (I)	1,654,800	48,917
Get Nice Holdings, Ltd.	394,000	17,575
Giordano International, Ltd.	60,000	38,737
Glorious Sun Enterprises, Ltd.	64,000	14,762
Goldin Properties Holdings, Ltd. (I)	47,000	20,248
Haitong International Securities Group, Ltd.	33,598	17,714
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	46,000	79,177
HKR International, Ltd.	75,200	29,686
Hong Kong Ferry Holdings Company	29,000	27,885
Hongkong Chinese, Ltd.	4,000	1,032
Hung Hing Printing Group, Ltd.	82,000	12,805
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	94,000	31,191
Imagi International Holdings, Ltd. (I)	106,250	1,193
IT, Ltd.	44,601	11,737
K Wah International Holdings, Ltd.	154,261	103,722
King Stone Energy Group, Ltd. (I)	61,000	2,039
Kowloon Development Company, Ltd.	22,000	26,683
Lai Sun Development (I)	230,000	5,405
Lifestyle International Holdings, Ltd.	2,000	4,073
Lippo China Resources, Ltd.	36,000	1,651
Liu Chong Hing Investment	16,000	33,052
Luk Fook Holdings International, Ltd.	19,000	59,931
Midland Holdings, Ltd.	48,000	25,598
Mongolia Energy Company, Ltd. (I)	122,000	3,395
Natural Beauty Bio-Technology, Ltd.	20,000	1,073
Neo-Neon Holdings, Ltd. (I)	39,500	8,683
New Times Energy Corp., Ltd. (I)	26,300	1,597
NewOcean Energy Holdings, Ltd.	106,000	82,274
Pacific Andes International Holdings, Ltd.	218,671	8,616
Pacific Basin Shipping, Ltd.	105,000	67,183
Pacific Textile Holdings, Ltd.	70,000	91,997

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Paliburg Holdings, Ltd.	46,000	$14,486
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	5,848
Pico Far East Holdings, Ltd.	100,000	28,453
Playmates Holdings, Ltd.	7,800	10,671
PNG Resources Holdings, Ltd.	888,000	7,808
Polytec Asset Holdings, Ltd.	150,000	23,388
PYI Corp., Ltd.	372,000	8,157
Regal Hotels International Holdings, Ltd.	36,000	17,848
SA SA International Holdings, Ltd.	50,000	40,051
SEA Holdings, Ltd.	4,000	2,148
Shun Tak Holdings, Ltd.	120,250	62,161
Sing Tao News Corp., Ltd.	108,000	14,637
Singamas Container Holdings, Ltd.	114,000	26,194
SmarTone Telecommunications Holdings, Ltd.	53,500	59,407
SOCAM Development, Ltd.	16,674	15,069
South China (China), Ltd. (I)	256,000	20,781
Stella International Holdings, Ltd.	13,000	31,117
Sun Hung Kai & Company, Ltd.	25,000	16,080
TAI Cheung Holdings, Ltd.	59,000	42,636
Tao Heung Holdings, Ltd.	14,000	9,258
Television Broadcasts, Ltd.	6,100	36,732
Texwinca Holdings, Ltd.	28,000	30,257
Titan Petrochemicals Group, Ltd. (I)	500,000	15,858
Transport International Holdings, Ltd.	19,200	35,896
Trinity, Ltd.	30,000	7,867
Upbest Group, Ltd.	148,000	17,168
Value Partners Group, Ltd.	46,000	27,781
Victory City International Holdings, Ltd.	105,827	15,417
Vitasoy International Holdings, Ltd.	102,000	147,987
VST Holdings, Ltd.	75,200	19,440
Wai Kee Holdings, Ltd.	68,000	18,285
Wing Tai Properties, Ltd.	102,000	59,493
Xinyi Glass Holdings, Ltd.	159,000	129,707
YGM Trading, Ltd.	10,000	21,027
Yugang International, Ltd.	312,000	3,184

		2,725,351
Ireland - 1.9%
Aer Lingus Group PLC	15,850	35,706
Beazley PLC	57,792	254,701
C&C Group PLC	31,161	203,311
DCC PLC (Irish Stock Exchange)	6,369	346,661
Endo International PLC (I)	1,633	112,168
FBD Holdings PLC	1,839	46,940
Glanbia PLC (Dublin Exchange)	4,753	72,900
Grafton Group PLC	18,960	204,368
Greencore Group PLC	24,808	114,076
Henderson Group PLC	72,524	318,971
IFG Group PLC (L)	8,615	20,521
Irish Continental Group PLC	289	12,129
Kingspan Group PLC	10,256	195,099
Smurfit Kappa Group PLC	2,832	68,682
UDG Healthcare PLC	20,187	118,116

		2,124,349
Isle of Man - 0.0%
Hansard Global PLC	6,816	11,365
Israel - 0.6%
Africa Israel Investments, Ltd. (I)	5,799	13,418
Cellcom Israel, Ltd.	825	11,369
Ceragon Networks, Ltd. (I)	220	638
Clal Biotechnology Industries, Ltd. (I)	3,950	14,180
Clal Insurance Enterprise Holdings, Ltd.	2,775	55,218

127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Compugen, Ltd. (I)	1,251	$13,118
Delek Automotive Systems, Ltd.	2,309	24,436
Electra, Ltd.	37	5,703
EZchip Semiconductor, Ltd. (I)(L)	900	22,815
Frutarom Industries, Ltd.	2,382	57,243
Gilat Satellite Networks, Ltd. (I)	900	4,556
Hadera Paper, Ltd. (I)	244	12,898
Harel Insurance Investments &
Financial Services, Ltd.	8,550	51,724
Israel Discount Bank, Ltd., Class A (I)	638	1,171
Ituran Location & Control, Ltd.	1,195	29,726
Jerusalem Oil Exploration (I)	542	25,446
Kamada, Ltd. (I)	929	13,302
Matrix IT, Ltd.	173	998
Mazor Robotics, Ltd. (I)	891	9,214
Melisron, Ltd.	35	923
Menorah Mivtachim Holdings, Ltd.	1,766	21,824
Nitsba Holdings 1995, Ltd. (I)	1,274	20,462
Oil Refineries, Ltd. (I)	13,826	3,825
Ormat Industries, Ltd.	7,009	53,193
Partner Communications Company, Ltd. (I)	2,939	26,719
Paz Oil Company, Ltd.	378	57,067
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	41,365
Shikun & Binui, Ltd.	11,140	27,465
Shufersal, Ltd.	9,143	36,561
The Phoenix Holdings, Ltd.	2,821	11,213

		667,790
Italy - 3.7%
A2A SpA	30,345	39,287
ACEA SpA	8,580	126,936
Aeroporto di Venezia Marco Polo SpA	841	15,323
Amplifon SpA	9,264	62,469
Ansaldo STS SpA	9,841	115,413
Arnoldo Mondadori Editore SpA (I)	12,613	25,194
Astaldi SpA	4,499	46,417
Autogrill SpA (I)	4,187	42,906
Azimut Holding SpA	15,042	537,349
Banca Generali SpA	1,826	60,295
Banca Popolare dell’Emilia Romagna Scrl (I)	9,364	118,081
Banca Popolare dell’Etruria e del Lazio (I)	1,481	1,756
Banca Popolare di Milano Scarl (I)(L)	205,710	207,171
Banca Popolare di Sondrio SCARL	10,227	69,490
Biesse SpA	1,877	16,437
Brembo SpA	2,573	97,399
Buzzi Unicem SpA	4,611	86,035
Cementir SpA	6,150	58,340
CIR-Compagnie Industriali Riunite SpA (I)	39,165	59,095
Credito Emiliano SpA	9,474	94,328
Credito Valtellinese Scarl (I)	22,689	48,097
Danieli & C Officine Meccaniche SpA	2,311	77,164
De’Longhi SpA	742	16,720
DeA Capital SpA (I)	4,665	8,521
DiaSorin SpA	2,304	98,931
Ei Towers SpA	875	51,799
Engineering SpA	449	32,779
ERG SpA	6,865	111,151
Esprinet SpA	3,554	37,208
Eurotech SpA (I)	1,562	5,608
Falck Renewables SpA	20,060	41,201
Geox SpA	8,390	37,792
Gruppo Editoriale L’Espresso SpA (I)	18,304	42,269
Hera SpA	62,355	182,198

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
IMMSI SpA (I)	6,756	$6,422
Indesit Company SpA	2,066	31,614
Interpump SpA	6,839	105,452
Iren SpA	34,401	62,106
Italcementi SpA	5,020	61,978
Italmobiliare SpA	827	33,188
Juventus Football Club SpA (I)	23,150	7,702
Landi Renzo SpA (I)	3,939	7,763
MARR SpA	2,608	51,172
Piaggio & C SpA	17,916	64,202
Prelios SpA (I)	4,442	4,380
Recordati SpA	11,787	206,150
Safilo Group SpA (I)	2,378	50,393
Saras SpA (I)	11,985	20,927
Societa Iniziative Autostradali e Servizi SpA	5,263	63,373
Societa’ Cattolica di Assicurazioni SCRL	4,776	122,589
Sogefi SpA	3,551	23,197
SOL SpA	2,802	24,137
Sorin SpA (I)	28,116	84,015
Trevi Finanziaria SpA	4,195	47,067
Unipol Gruppo Finanziario SpA	12,240	95,831
UnipolSai SpA	12,598	48,300
Vittoria Assicurazioni SpA	2,112	30,890
World Duty Free SpA (I)	4,187	58,720
Yoox SpA (I)	3,137	107,333
Zignago Vetro SpA	1,669	14,441

		4,104,501
Japan - 20.4%
Accordia Golf Company, Ltd.	7,900	88,734
Achilles Corp.	10,000	13,884
Adastria Holdings Company, Ltd.	910	22,798
ADEKA Corp.	8,700	100,096
Advan Company, Ltd.	500	5,825
Aeon Delight Company, Ltd.	200	3,766
AI Holdings Corp.	3,400	60,091
Aica Kogyo Company, Ltd.	5,200	115,946
Aichi Bank, Ltd.	900	46,426
Aichi Corp.	3,200	14,199
Aichi Steel Corp.	10,000	39,395
Aida Engineering, Ltd.	7,500	71,460
Ain Pharmaciez, Inc.	200	9,247
Aiphone Company, Ltd.	1,300	21,719
Airport Facilities Company, Ltd.	2,900	21,439
Aisan Industry Company, Ltd.	2,500	19,133
Akebono Brake Industry Company, Ltd.	2,300	10,279
Akita Bank, Ltd.	15,000	43,320
Alpen Company, Ltd.	1,700	30,626
Alpha Systems, Inc.	840	12,599
Alpine Electronics, Inc.	3,300	43,166
Amano Corp.	6,100	62,963
AOKI Holdings, Inc.	4,000	56,746
Aomori Bank, Ltd.	15,000	41,432
Aoyama Trading Company, Ltd.	200	5,251
Arc Land Sakamoto Company, Ltd.	1,200	22,889
Arcs Company, Ltd.	3,125	61,082
Ariake Japan Company, Ltd.	1,900	44,098
Arrk Corp. (I)	4,200	11,636
As One Corp.	1,400	38,243
Asahi Company, Ltd.	1,500	20,358
Asahi Diamond Industrial Company, Ltd.	5,000	63,608
Asahi Holdings, Inc.	1,800	29,206
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	13,533

128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
ASATSU-DK, Inc.	2,300	$47,411
ASKA Pharmaceutical Company, Ltd.	1,600	16,085
Atom Corp.	100	502
Atsugi Company, Ltd.	12,000	13,615
Autobacs Seven Company, Ltd.	1,100	16,961
Avex Group Holdings, Inc.	3,400	59,803
Axell Corp.	100	1,637
Axial Retailing, Inc.	1,300	20,087
Bando Chemical Industries, Ltd.	5,000	20,538
Bank of Iwate, Ltd.	1,400	67,674
Bank of Nagoya, Ltd.	17,000	66,335
Bank of Okinawa, Ltd.	2,100	88,596
Bank of Saga, Ltd.	10,000	21,727
Bank of the Ryukyus, Ltd.	3,000	39,888
Belc Company, Ltd.	800	15,154
Belluna Company, Ltd.	2,100	10,416
BIC Camera, Inc. (L)	3,300	19,893
Bit-isle, Inc.	1,100	6,554
BML, Inc.	1,200	45,102
Bookoff Corp.	1,400	9,641
Bunka Shutter Company, Ltd.	5,000	30,732
CAC Corp.	1,500	15,077
Calsonic Kansei Corp.	3,000	13,910
Can Do Company, Ltd.	900	14,371
Canon Electronics, Inc.	1,700	29,626
Cawachi, Ltd.	1,400	26,610
Central Glass Company, Ltd.	19,000	61,727
Chino Corp.	2,000	4,273
Chiyoda Company, Ltd.	2,600	56,361
Chiyoda Integre Company, Ltd.	800	14,621
Chofu Seisakusho Company, Ltd.	2,100	54,068
Chubu Shiryo Company, Ltd.	2,000	12,832
Chudenko Corp.	2,600	44,915
Chuetsu Pulp & Paper Company, Ltd.	5,000	10,339
Chugai Mining Company, Ltd. (I)	34,900	12,545
Chugai Ro Company, Ltd.	5,000	11,279
Chugoku Marine Paints, Ltd.	4,000	28,426
Chukyo Bank, Ltd.	9,000	15,784
Chuo Denki Kogyo Company, Ltd.	2,200	6,668
CKD Corp.	5,400	51,453
Clarion Company, Ltd. (I)	8,000	12,546
Cleanup Corp.	2,100	21,052
CMK Corp.	5,400	13,770
Coca-Cola Central Japan Company, Ltd.	3,907	98,240
Cocokara Fine, Inc.	1,540	44,539
CONEXIO Corp.	1,900	15,039
Corona Corp.	300	3,094
Cosel Company, Ltd.	1,200	14,013
Cybozu, Inc.	4,000	13,829
Dai Nippon Toryo Company, Ltd.	12,000	19,162
Dai-Dan Company, Ltd.	2,000	10,563
Daibiru Corp.	1,300	13,838
Daido Metal Company, Ltd.	3,000	31,504
Daidoh, Ltd.	2,000	12,430
Daifuku Company, Ltd.	6,500	80,288
Daihen Corp.	8,000	31,865
Daiichi Jitsugyo Company, Ltd.	4,000	17,816
Daiken Corp.	9,000	24,471
Daiken Medical Company, Ltd.	200	3,317
Daikoku Denki Company, Ltd.	800	17,273
Daikyo, Inc.	19,000	38,107
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	32,478

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daio Paper Corp.	7,000	$84,159
Daisan Bank, Ltd.	17,000	29,802
Daiseki Company, Ltd.	2,900	50,151
Daishi Bank, Ltd.	27,000	99,040
Daiso Company, Ltd.	7,000	24,782
Daisyo Corp.	800	9,630
Daiwa Industries, Ltd.	2,000	13,735
Daiwabo Holdings Company, Ltd.	17,000	29,636
DCM Holdings Company, Ltd.	7,700	51,522
Denki Kogyo Company, Ltd.	5,000	30,461
Denyo Company, Ltd.	900	15,108
Descente, Ltd.	4,000	31,507
Doshisha Company, Ltd.	2,400	36,982
Doutor Nichires Holdings Company, Ltd.	2,900	51,060
Dr. Ci:Labo Company, Ltd. (L)	1,500	46,387
DTS Corp.	1,700	29,770
Dunlop Sports Company, Ltd.	1,300	15,754
Duskin Company, Ltd.	6,000	115,173
Dwango Company, Ltd.	1,300	43,348
Dydo Drinco, Inc.	1,200	49,966
Eagle Industry Company, Ltd.	2,000	30,924
EDION Corp.	6,100	33,989
Ehime Bank, Ltd.	13,000	27,811
Eighteenth Bank, Ltd.	10,000	21,913
Eiken Chemical Company, Ltd.	1,400	24,275
Eizo Corp.	1,500	39,299
Elematec Corp.	700	12,066
EPS Company, Ltd.	1,800	19,644
ESPEC Corp.	1,600	12,425
Exedy Corp.	500	13,987
F@N Communications Inc.	2,000	35,701
Fancl Corp.	2,600	30,852
FCC Company, Ltd.	2,800	49,848
Financial Products Group Co Ltd.	900	9,549
Foster Electric Company, Ltd.	2,100	25,541
France Bed Holdings Company, Ltd.	11,000	20,566
Fudo Tetra Corp.	10,800	19,759
Fuji Company, Ltd.	2,100	38,635
Fuji Corp., Ltd.	100	654
Fuji Electronics Company, Ltd.	800	9,797
Fuji Oil Company, Ltd.	4,400	11,451
Fuji Oil Company, Ltd. (Osaka)	5,800	74,275
Fuji Seal International, Inc.	1,700	57,805
Fuji Soft, Inc.	1,800	38,270
Fujibo Holdings, Inc.	7,000	18,404
Fujicco Company, Ltd.	2,000	24,124
Fujikura Kasei Company, Ltd.	2,000	12,350
Fujikura, Ltd.	15,000	68,461
Fujimi, Inc.	500	6,236
Fujimori Kogyo Company, Ltd.	1,100	28,491
Fujisash Company, Ltd. (I)	4,900	8,280
Fujitec Company, Ltd.	5,000	67,595
Fujitsu General, Ltd.	6,000	58,003
Fujiya Company, Ltd.	6,000	11,266
Fukui Bank, Ltd.	18,000	44,337
Fukushima Bank, Ltd.	21,000	17,454
Fukushima Industries Corp.	500	7,964
Funai Consulting, Ltd.	2,000	15,721
Funai Electric Company, Ltd.	2,600	25,925
Furukawa Company, Ltd.	19,000	34,221
Furukawa Electric Company, Ltd.	7,000	17,416
Fuso Pharmaceutical Industries, Ltd.	5,000	17,664
Futaba Corp.	2,900	50,006

129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Futaba Industrial Company, Ltd. (I)	3,400	$14,811
Future Architect, Inc.	200	1,200
Fuyo General Lease Company, Ltd.	1,700	61,139
G-Tekt Corp.	600	7,441
Gakken Company, Ltd.	4,000	11,107
Geo Corp.	3,900	34,375
GLOBERIDE, Inc.	10,000	12,984
GMO Payment Gateway, Inc.	300	12,782
Godo Steel, Ltd.	16,000	22,424
Goldcrest Company, Ltd.	2,190	46,166
Goldwin, Inc.	5,000	25,047
Gulliver International Company, Ltd.	5,500	42,813
Gun-Ei Chemical Industry Company, Ltd.	4,000	15,029
Gunze, Ltd.	13,000	34,477
Hakuto Company, Ltd.	1,300	12,207
Hamakyorex Company, Ltd.	500	13,463
Hanwa Company, Ltd.	14,000	54,281
Harima Chemicals, Inc.	2,000	8,872
Hazama Ando Corp.	10,090	37,730
Heiwa Real Estate Company, Ltd.	2,800	44,604
Heiwado Company, Ltd.	2,000	28,095
Hibiya Engineering, Ltd.	1,500	21,649
Hiday Hidaka Corp.	984	19,867
Higashi Nihon House Company Ltd.	1,000	4,498
Higashi-Nippon Bank, Ltd.	9,000	22,167
Higo Bank, Ltd.	1,000	5,327
Hioki EE Corp.	500	7,469
Hiramatsu, Inc.	300	1,954
Hisaka Works, Ltd.	2,000	19,384
Hitachi Koki Company, Ltd.	5,700	44,539
Hitachi Zosen Corp.	9,400	44,860
Hodogaya Chemical Company, Ltd.	7,000	13,981
Hogy Medical Company, Ltd.	1,200	61,496
Hokkaido Gas Company, Ltd.	3,000	8,230
Hokkan Holdings, Ltd.	5,000	13,862
Hokuetsu Bank, Ltd.	21,000	43,897
Hokuetsu Paper Mills, Ltd.	9,500	47,579
Hokuto Corp.	1,600	33,292
Honeys Company, Ltd.	1,350	13,087
Hoosiers Holdings Company, Ltd.	1,500	8,749
Horiba, Ltd.	2,500	94,420
Hosiden Corp.	4,400	21,619
Hosokawa Micron Corp.	3,000	16,891
Hyakujushi Bank, Ltd.	21,000	71,950
IBJ Leasing Company, Ltd.	1,900	47,813
Ichikoh Industries, Ltd. (I)	4,000	5,425
Ichiyoshi Securities Company, Ltd.	600	8,009
ICOM, Inc.	500	11,463
IDEC Corp.	2,500	23,425
Ihara Chemical Industry Company, Ltd.	3,400	27,414
Iida Group Holdings Company, Ltd.	3,380	46,802
Iino Kaiun Kaisha, Ltd.	5,200	26,028
Ikegami Tsushinki Company, Ltd. (I)	4,000	4,258
Ikyu Corp.	200	2,264
Imasen Electric Industrial	1,700	21,204
Imperial Hotel, Ltd.	200	4,235
Inaba Denki Sangyo Company, Ltd.	1,600	51,653
Inaba Seisakusho Company, Ltd.	200	2,504
Inabata & Company, Ltd.	5,100	51,967
Inageya Company, Ltd.	2,900	28,873
Ines Corp.	2,700	18,551
Intage, Inc.	1,600	21,214
Internet Initiative Japan, Inc.	2,400	57,816

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Inui Steamship Company, Ltd.	2,500	$8,247
Iriso Electronics Company, Ltd.	200	10,792
Iseki & Company, Ltd.	12,000	31,743
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	29,533
IT Holdings Corp.	6,500	106,646
Itochu Enex Company, Ltd.	5,900	33,939
Itochu-Shokuhin Company, Ltd.	600	20,526
Itoham Foods, Inc.	12,000	54,687
IwaiCosmo Holdings, Inc.	900	9,805
Iwatani International Corp.	11,000	71,816
Izumiya Company, Ltd.	9,000	45,272
J-Oil Mills, Inc.	9,000	23,991
Jalux, Inc.	1,000	10,160
Janome Sewing Machine Company, Ltd. (I)	12,000	9,652
Japan Aviation Electronics Industry, Ltd.	4,000	59,598
Japan Digital Laboratory Company, Ltd.	1,500	21,592
Japan Drilling Company, Ltd.	400	17,086
Japan Pulp & Paper Company, Ltd.	6,000	20,328
Japan Radio Company, Ltd. (I)	3,000	11,470
Japan Transcity Corp., Ltd.	5,000	15,403
Japan Vilene Company, Ltd.	2,000	11,331
Japan Wool Textile Company, Ltd.	4,000	30,980
Jastec Company, Ltd.	400	2,826
JBCC Holdings, Inc.	1,900	13,864
JMS Company, Ltd.	1,000	2,980
Joshin Denki Company, Ltd.	3,000	24,014
Jowa Holdings Company, Ltd.	300	9,900
JSP Corp.	1,200	18,509
Juroku Bank, Ltd.	6,000	20,922
JVC Kenwood Corp. (I)	9,070	21,862
K&O Energy Group, Inc. (I)	1,500	20,622
Kadokawa Holdings, Inc.	2,000	63,843
Kaga Electronics Company, Ltd.	1,100	15,211
Kaken Pharmaceutical Company, Ltd.	2,000	31,616
Kameda Seika Company, Ltd.	1,000	29,644
Kamei Corp.	2,000	14,952
Kanamoto Company, Ltd.	3,000	87,787
Kandenko Company, Ltd.	7,000	35,451
Kanematsu Corp.	40,000	62,009
Kanematsu Electronics, Ltd.	1,300	18,276
Kasumi Company, Ltd.	4,200	28,421
Katakura Industries Company, Ltd.	2,100	26,619
Kato Sangyo Company, Ltd.	2,700	57,431
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	10,917
KEY Coffee, Inc.	600	9,228
Kimoto Company, Ltd.	3,000	10,337
Kinki Sharyo Company, Ltd.	3,000	11,290
Kintetsu World Express, Inc.	1,300	57,762
Kinugawa Rubber Industrial Company, Ltd.	3,000	12,433
Kissei Pharmaceutical Company, Ltd.	3,000	74,347
Kita-Nippon Bank, Ltd.	700	18,636
Kitz Corp.	7,800	38,114
Koa Corp.	2,300	25,663
Koatsu Gas Kogyo Company, Ltd.	3,000	16,565
Kohnan Shoji Company, Ltd.	1,800	18,174
Kohsoku Corp.	1,400	12,291
Kojima Company, Ltd.	3,000	8,725
Kokuyo Company, Ltd.	8,300	60,612
Komatsu Seiren Company, Ltd.	2,000	10,315
Komeri Company, Ltd.	500	13,640
Komori Corp.	6,300	78,627
Konishi Company, Ltd.	1,100	19,466

130

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kumiai Chemical Industry Company, Ltd.	4,000	$25,453
Kura Corp.	800	16,039
Kurabo Industries, Ltd.	16,000	28,834
Kureha Corp.	14,000	66,266
Kurimoto, Ltd.	10,000	22,069
Kuroda Electric Company, Ltd.	2,400	38,886
KYB Company, Ltd.	2,000	8,446
Kyodo Printing Company, Ltd.	8,000	22,604
Kyodo Shiryo Company, Ltd.	8,000	8,770
Kyoei Steel, Ltd.	1,100	19,492
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	12,997
Kyokuyo Company, Ltd.	1,000	2,536
KYORIN Holdings, Inc.	1,100	20,966
Kyoritsu Maintenance Company, Ltd.	900	30,334
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,771
Kyowa Exeo Corp.	6,700	86,039
Kyudenko Corp.	2,000	16,027
LEC, Inc.	700	7,618
Leopalace21 Corp. (I)	4,900	23,506
Life Corp.	2,700	41,149
Lintec Corp.	1,000	19,062
Macnica, Inc.	900	26,702
Maeda Corp.	10,000	62,858
Maeda Road Construction Company, Ltd.	1,000	13,921
Maezawa Kasei Industries Company, Ltd.	1,100	11,660
Maezawa Kyuso Industries Company, Ltd.	900	11,101
Makino Milling Machine Company, Ltd.	8,000	56,383
Mandom Corp.	1,400	50,452
Mani, Inc.	200	8,286
Mars Engineering Corp.	700	13,183
Marubun Corp.	200	1,043
Marudai Food Company, Ltd.	8,000	23,731
Maruetsu, Inc.	3,000	10,706
Maruha Nichiro Holdings, Inc.	27,385	45,104
Marusan Securities Company, Ltd.	5,400	44,110
Maruwa Company, Ltd.	600	23,380
Marvelous AQL, Inc.	500	4,081
Matsuda Sangyo Company, Ltd.	1,400	16,918
Matsuya Foods Company, Ltd.	700	12,163
Max Company, Ltd.	3,000	33,346
Megmilk Snow Brand Company, Ltd.	4,600	59,979
Meidensha Corp.	17,000	75,106
Meiji Shipping Company, Ltd.	2,000	8,006
Meiko Network Japan Company, Ltd.	3,000	32,208
Meitec Corp.	3,100	87,926
Meito Sangyo Company, Ltd.	900	9,315
Melco Holdings, Inc.	1,200	17,627
Michinoku Bank, Ltd.	14,000	28,876
Milbon Company, Ltd.	1,056	35,108
Mimasu Semiconductor Industry Company, Ltd.	1,400	12,464
Minato Bank, Ltd.	16,000	27,848
Ministop Company, Ltd.	1,100	17,789
Mirait Holdings Corp.	5,440	47,647
Misawa Homes Company, Ltd.	2,000	25,797
Mitsuba Corp.	4,000	65,495
Mitsubishi Kakoki Kaisha, Ltd. (I)	7,000	11,063
Mitsubishi Paper Mills, Ltd. (I)	26,000	23,158
Mitsubishi Pencil Company, Ltd.	2,400	68,861
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	21,482
Mitsuboshi Belting Company, Ltd.	4,000	22,680
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	61,221
Mitsui High-Tec, Inc.	2,200	14,735

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsui Home Company, Ltd.	3,000	$14,046
Mitsui Knowledge Industry Company, Ltd.	9,000	13,417
Mitsui Matsushima Company, Ltd.	10,000	15,390
Mitsui Mining & Smelting Company, Ltd.	6,000	13,849
Mitsui Sugar Company, Ltd.	8,000	30,522
Mitsui-Soko Company, Ltd.	3,000	11,952
Mitsuuroko Holdings Company, Ltd.	3,200	18,694
Miura Company, Ltd.	2,600	71,539
Miyazaki Bank, Ltd.	14,000	42,610
Mizuno Corp.	7,000	39,298
Mochida Pharmaceutical Company, Ltd.	200	14,321
Modec, Inc.	500	12,644
Monex Group, Inc.	12,300	47,808
Morinaga & Company, Ltd.	14,000	30,689
Morinaga Milk Industry Company, Ltd.	14,000	45,011
Morita Holdings Corp.	3,000	25,590
MOS Food Services, Inc.	1,800	36,250
Moshi Moshi Hotline, Inc.	4,400	40,388
Musashi Seimitsu Industry Company, Ltd.	1,800	37,125
Musashino Bank, Ltd.	3,800	125,943
Nachi-Fujikoshi Corp.	11,000	72,424
Nagaileben Company, Ltd.	1,800	38,425
Nagano Bank, Ltd.	8,000	14,328
Nagatanien Company, Ltd.	2,000	19,125
Nakamuraya Company, Ltd.	3,000	11,805
Nakayama Steel Works, Ltd. (I)	11,000	8,962
NEC Capital Solutions, Ltd.	800	16,665
NEC Networks & System Integration Corp.	2,700	54,841
NET One Systems Company, Ltd.	6,400	43,457
Neturen Company, Ltd.	2,300	14,681
Nice Holdings, Inc.	6,000	13,261
Nichias Corp.	7,000	44,887
Nichicon Corp.	4,600	36,381
Nichiden Corp.	700	16,613
Nichiha Corp.	1,600	18,417
Nichii Gakkan Company, Ltd.	3,200	29,745
NICHIREI Corp.	12,000	50,636
Nichireki Company, Ltd.	2,000	19,902
Nifco, Inc.	2,700	76,333
Nihon Dempa Kogyo Company, Ltd.	1,800	14,059
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,210
Nihon M&A Center, Inc.	2,400	64,251
Nihon Nohyaku Company, Ltd.	4,000	60,172
Nihon Parkerizing Company, Ltd.	4,000	92,344
Nihon Shokuhin Kako Company, Ltd.	2,000	6,699
Nihon Unisys, Ltd.	500	4,878
Nikkiso Company, Ltd.	6,000	66,789
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	29,086
Nippon Carbon Company, Ltd.	6,000	11,397
Nippon Ceramic Company, Ltd.	1,400	24,045
Nippon Chemi-Con Corp. (I)	11,000	34,347
Nippon Chemical Industrial Company, Ltd. (I)	7,000	9,743
Nippon Coke & Engineering Company, Ltd.	18,000	21,601
Nippon Denko Company, Ltd.	4,000	10,658
Nippon Densetsu Kogyo Company, Ltd.	5,000	67,254
Nippon Fine Chemical Company, Ltd.	800	5,150
Nippon Flour Mills Company, Ltd.	13,000	71,176
Nippon Formula Feed
Manufacturing Company, Ltd.	8,000	9,619
Nippon Gas Company, Ltd.	2,000	30,418
Nippon Hume Corp.	2,000	16,242
Nippon Kanzai Company, Ltd.	700	14,093

131

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Koei Company, Ltd.	8,000	$39,872
Nippon Konpo Unyu Soko Company, Ltd.	6,000	105,809
Nippon Koshuha Steel Company, Ltd. (I)	8,000	7,514
Nippon Light Metal Holdings Company, Ltd.	43,000	56,212
Nippon Road Company, Ltd.	7,000	31,934
Nippon Seiki Company, Ltd.	4,000	68,339
Nippon Sharyo, Ltd.	6,000	24,893
Nippon Sheet Glass Company, Ltd. (I)	11,000	15,679
Nippon Shinyaku Company, Ltd.	4,000	76,008
Nippon Signal Company, Ltd.	2,700	23,583
Nippon Soda Company, Ltd.	16,000	86,671
Nippon Steel & Sumikin Bussan Corp.	9,720	31,254
Nippon Steel & Sumikin Texeng Company, Ltd.	5,000	17,363
Nippon Suisan Kaisha, Ltd. (I)	15,600	32,782
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	21,580
Nippon Thompson Company, Ltd.	6,000	29,489
Nippon Valqua Industries, Ltd.	8,000	22,161
Nipro Corp. (L)	3,900	35,030
Nishimatsu Construction Company, Ltd.	29,000	93,676
Nishimatsuya Chain Company, Ltd.	5,100	37,016
Nishio Rent All Company, Ltd.	800	29,690
Nissei ASB Machine Company, Ltd.	500	8,988
Nisshin Fudosan Company, Ltd.	5,800	21,602
Nisshin Oillio Group, Ltd.	13,000	42,340
Nisshin Steel Company, Ltd.	560	4,797
Nissin Corp.	4,000	11,392
Nissin Electric Company, Ltd.	2,000	10,312
Nissin Kogyo Company, Ltd.	2,100	39,132
Nitta Corp.	2,300	42,937
Nittan Valve Company, Ltd.	1,200	3,582
Nittetsu Mining Company, Ltd.	6,000	23,516
Nitto Boseki Company, Ltd.	13,000	60,639
Nitto Kogyo Corp.	3,400	71,361
Nitto Kohki Company, Ltd.	1,000	18,408
Noevir Holdings Company, Ltd.	1,600	30,216
NOF Corp.	16,000	115,726
Nohmi Bosai, Ltd.	2,000	25,239
Nomura Company, Ltd.	1,000	7,798
Noritake Company, Ltd.	12,000	30,375
Noritsu Koki Company, Ltd.	1,900	13,366
Noritz Corp.	1,000	18,670
NS Solutions Corp.	1,500	34,012
NS United Shinwa Kaiun Kaisha, Ltd.	8,000	18,993
NSD Company, Ltd.	3,100	38,803
Obara Group, Inc.	1,400	52,586
Oenon Holdings, Inc.	6,000	14,623
Ogaki Kyoritsu Bank, Ltd.	27,000	73,635
Oiles Corp.	2,400	51,350
Oita Bank, Ltd.	12,000	46,620
Okabe Company, Ltd.	5,700	81,940
Okamoto Industries, Inc.	7,000	23,560
Okamura Corp.	7,000	61,336
OKI Electric Industry Company, Ltd.	44,000	93,925
Okinawa Electric Power Company, Inc.	1,300	44,045
OKUMA Corp.	6,000	48,347
Okumura Corp.	12,000	53,427
Okura Industrial Company, Ltd.	4,000	12,506
Okuwa Company, Ltd.	3,000	26,775
Onoken Company, Ltd.	1,500	17,921
Onward Holdings Company, Ltd.	2,000	13,839
Optex Company, Ltd.	1,200	20,773
Organo Corp.	3,000	13,960

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Origin Electric Company, Ltd.	3,000	$8,809
Osaka Steel Company, Ltd.	1,400	24,532
OSAKA Titanium Technologies Company	600	10,403
Osaki Electric Company, Ltd.	3,000	17,409
Oyo Corp.	1,300	17,721
Pacific Industrial Company, Ltd.	3,400	22,806
Pal Company, Ltd.	1,100	21,124
PanaHome Corp.	7,000	48,094
Panasonic Information Systems	1,000	27,250
Parco Company, Ltd.	800	6,810
Paris Miki, Inc.	1,100	5,331
Penta-Ocean Construction Company, Ltd.	14,500	49,235
Pilot Corp.	1,600	65,801
Piolax, Inc.	700	25,563
Pioneer Corp. (I)	18,800	40,307
Plenus Company, Ltd.	2,400	55,756
Press Kogyo Company, Ltd.	7,000	25,432
Prima Meat Packers, Ltd.	10,000	20,861
Pronexus, Inc.	600	4,426
Proto Corp.	200	2,787
Raito Kogyo Company, Ltd.	1,500	12,524
Rengo Company, Ltd.	11,000	58,923
Resorttrust, Inc.	3,000	46,471
Ricoh Leasing Company, Ltd.	2,100	49,963
Riken Corp.	9,000	36,387
Riken Keiki Company, Ltd.	1,300	11,779
Riken Technos Corp.	3,000	17,012
Riken Vitamin Company, Ltd.	700	15,979
Riso Kyoiku Company, Ltd.	3,610	8,892
Rock Field Company, Ltd.	1,000	18,930
Roland Corp.	1,100	15,223
Round One Corp.	3,800	32,551
Royal Holdings Company, Ltd.	2,300	33,088
Ryobi, Ltd.	9,000	27,485
Ryoden Trading Company, Ltd.	3,000	20,415
Ryosan Company, Ltd.	2,600	54,934
Ryoyo Electro Corp.	1,600	20,555
S Foods, Inc.	500	5,309
Saibu Gas Company, Ltd.	19,000	48,017
Saizeriya Company, Ltd.	2,100	26,022
Sakai Chemical Industry Company, Ltd.	9,000	27,923
Sakata INX Corp.	3,100	29,393
Sakata Seed Corp.	2,900	39,914
Sala Corp.	1,500	7,524
San-A Company, Ltd.	1,400	41,298
San-Ai Oil Company, Ltd.	5,000	30,629
Sangetsu Company, Ltd.	3,400	89,138
Sanix, Inc. (I)	1,900	20,569
Sanken Electric Company, Ltd.	12,000	85,121
Sanki Engineering Company, Ltd.	4,000	25,294
Sanko Marketing Foods Company, Ltd.	200	1,746
Sankyo Seiko Company, Ltd.	3,200	11,624
Sankyo Tateyama, Inc.	2,200	43,040
Sankyu, Inc.	8,000	30,053
Sanshin Electronics Company, Ltd.	2,600	17,422
Sanwa Shutter Corp.	10,000	64,823
Sanyo Chemical Industries, Ltd.	8,000	51,314
Sanyo Denki Company, Ltd.	3,000	19,351
Sanyo Electric Railway Company, Ltd.	2,000	9,421
Sanyo Shokai, Ltd.	7,000	20,441
Sanyo Special Steel Company, Ltd.	10,000	41,942
Sapporo Holdings, Ltd.	9,000	35,350
Sasebo Heavy Industries Company, Ltd. (I)	9,000	12,918

132

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sato Holdings Corp.	1,700	$39,367
Seikagaku Corp.	3,300	44,016
Seikitokyu Kogyo Company, Ltd. (I)	8,000	9,556
Seiren Company, Ltd.	5,200	42,815
Sekisui Jushi Corp.	3,000	40,622
Sekisui Plastics Company, Ltd.	5,000	13,340
Senko Company, Ltd.	9,000	39,046
Senshukai Company, Ltd.	4,400	35,938
Seria Company, Ltd.	300	11,092
Shibusawa Warehouse Company, Ltd.	5,000	18,654
Shibuya Kogyo Company, Ltd.	800	21,321
Shiga Bank, Ltd.	7,000	37,988
Shikibo, Ltd.	11,000	12,538
Shikoku Bank, Ltd.	15,000	30,837
Shikoku Chemicals Corp.	3,000	21,596
Shima Seiki Manufacturing, Ltd.	2,300	35,412
Shimachu Company, Ltd.	3,800	82,686
Shimizu Bank, Ltd.	900	23,314
Shin-Etsu Polymer Company, Ltd.	3,000	11,236
Shinagawa Refractories Company, Ltd.	6,000	12,144
Shindengen Electric
Manufacturing Company, Ltd.	5,000	22,038
Shinkawa, Ltd.	1,500	8,557
Shinko Electric Industries Company, Ltd.	2,400	17,278
Shinko Plantech Company, Ltd.	3,300	25,555
Shinko Shoji Company, Ltd.	2,700	24,622
Shinmaywa Industries, Ltd.	9,000	82,267
Ship Healthcare Holdings, Inc.	2,600	99,657
Shizuoka Gas Company, Ltd.	4,500	27,451
Showa Corp.	3,500	38,416
Showa Sangyo Company, Ltd.	7,000	22,836
Siix Corp.	2,200	36,071
Sinanen Company, Ltd.	4,000	15,300
Sinko Industries Ltd.	200	1,885
Sintokogio, Ltd.	4,600	35,130
SMK Corp.	6,000	22,698
Sogo Medical Company, Ltd.	300	12,031
ST Corp.	1,100	10,666
St. Marc Holdings Company, Ltd.	900	44,250
Star Micronics Company, Ltd.	2,600	31,424
Starbucks Coffee Japan, Ltd.	400	4,425
Starzen Company, Ltd.	6,000	16,082
Stella Chemifa Corp.	800	11,420
Suminoe Textile Company, Ltd.	5,000	15,507
Sumitomo Densetsu Company, Ltd.	1,300	16,171
Sumitomo Mitsui Company, Ltd. (I)	30,000	31,441
Sumitomo Osaka Cement Company, Ltd.	16,000	66,117
Sumitomo Seika Chemicals Company, Ltd.	4,000	26,928
Sumitomo Warehouse Company, Ltd.	16,048	78,126
SWCC Showa Holdings Company, Ltd. (I)	24,000	24,219
Systena Corp.	100	720
T-Gaia Corp.	300	2,704
T. Hasegawa Company, Ltd.	1,600	26,173
Tachi-S Company, Ltd.	1,900	31,226
Tachibana Eletech Company, Ltd.	300	4,047
Tadano, Ltd.	11,000	142,669
Taihei Dengyo Kaisha, Ltd.	3,000	18,567
Taiho Kogyo Company, Ltd.	2,500	23,698
Taikisha, Ltd.	2,100	45,623
Taisei Lamick Company, Ltd.	500	12,816
Taiyo Holdings Company, Ltd.	1,300	38,437
Taiyo Yuden Company, Ltd.	7,400	91,269
Takamatsu Construction Group Company, Ltd.	1,500	26,632

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takaoka Toko Holdings Co Ltd.	700	$13,457
Takara Leben Company, Ltd.	6,300	19,436
Takara Standard Company, Ltd.	7,000	53,734
Takasago International Corp.	6,000	34,642
Takasago Thermal Engineering Company, Ltd.	5,700	58,444
Take and Give Needs Company, Ltd.	200	3,815
Takeei Corp.	700	6,577
Takihyo Company, Ltd.	3,000	12,021
Takiron Company, Ltd.	3,000	12,353
Takuma Company, Ltd.	6,000	42,843
Tamron Company, Ltd.	1,500	35,438
Tamura Corp.	7,000	17,736
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	21,798
Tecmo Koei Holdings Company, Ltd.	2,100	28,426
Teikoku Sen-I Company, Ltd.	2,000	30,722
tella, Inc. (I)	400	6,132
Tenma Corp.	1,000	13,837
The Chiba Kogyo Bank, Ltd. (I)	3,200	22,170
The Daiei, Inc. (I)	8,750	28,826
The Hokkoku Bank, Ltd.	5,000	17,492
The Hyakugo Bank, Ltd.	20,000	82,134
The Kiyo Bank, Ltd.	5,300	67,884
The Pack Corp.	1,300	24,820
The San-In Godo Bank, Ltd.	8,000	54,106
The Yachiyo Bank, Ltd.	1,300	35,534
Tigers Polymer Corp.	1,000	4,108
TKC Corp.	1,500	29,813
TOA Corp.	1,400	14,200
TOA Corp.	22,000	44,958
Toagosei Company, Ltd.	18,000	76,874
Tobishima Corp. (I)	7,200	10,674
TOC Company, Ltd.	6,800	48,798
Tocalo Company, Ltd.	1,300	20,600
Tochigi Bank, Ltd.	8,000	33,954
Toda Corp.	17,000	55,801
Toda Kogyo Corp.	3,000	7,531
Toei Company, Ltd.	5,000	30,016
Toenec Corp.	3,000	16,483
Toho Bank, Ltd.	18,000	58,577
Toho Company, Ltd.	3,000	10,262
Toho Holdings Company, Ltd.	600	12,660
Toho Titanium Company, Ltd.	1,400	8,371
Toho Zinc Company, Ltd.	10,000	30,280
Tohoku Bank, Ltd.	4,000	6,007
Tokai Carbon Company, Ltd.	17,000	57,605
TOKAI Holdings Corp.	4,000	13,603
Tokai Rubber Industries, Ltd.	2,400	24,579
Token Corp.	810	36,797
Tokushu Tokai Paper Company, Ltd.	15,000	33,457
Tokuyama Corp.	19,000	62,084
Tokyo Derica Company, Ltd.	400	6,106
Tokyo Dome Corp.	11,000	56,313
Tokyo Energy & Systems, Inc.	2,000	9,723
Tokyo Keiki, Inc.	5,000	14,596
Tokyo Ohka Kogyo Company, Ltd.	3,400	75,059
Tokyo Rakutenchi Company, Ltd.	2,000	9,524
Tokyo Seimitsu Company, Ltd.	2,600	45,755
Tokyo Tekko Company, Ltd.	4,000	16,308
Tokyo Theatres Company, Inc.	9,000	12,718
Tokyo Tomin Bank, Ltd.	2,800	28,950
Tomato Bank, Ltd.	11,000	19,137
Tomen Devices Corp.	200	3,386
Tomen Electronics Corp.	1,900	30,232

133

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tomoe Corp.	2,200	$9,675
Tomoe Engineering Company, Ltd.	800	13,223
Tomoku Company, Ltd.	6,000	17,021
TOMONY Holdings, Inc.	15,000	62,403
Tomy Company, Ltd.	4,500	20,856
Tonami Holdings Company, Ltd.	6,000	11,213
Topcon Corp.	700	11,456
Toppan Forms Company, Ltd.	5,600	52,077
Topre Corp.	4,300	45,960
Topy Industries, Ltd.	18,000	31,772
Toridoll Corp.	1,400	13,308
Torigoe Company, Ltd.	2,300	15,947
Torii Pharmaceutical Company, Ltd.	1,100	35,638
Torishima Pump Manufacturing Company, Ltd.	900	11,122
Tosei Corp.	1,300	8,721
Toshiba Machine Company, Ltd.	8,000	37,911
Tosho Printing Company, Ltd.	3,000	13,013
Totetsu Kogyo Company, Ltd.	3,000	55,557
Tottori Bank, Ltd.	4,000	7,191
Towa Bank, Ltd.	21,000	20,565
Towa Corp.	2,200	11,581
Towa Pharmaceutical Company, Ltd.	700	30,201
Toyo Corp.	3,200	32,931
Toyo Electric Manufacturing Company, Ltd.	3,000	10,155
Toyo Ink Manufacturing Company, Ltd.	15,000	60,522
Toyo Kanetsu KK	4,000	10,200
Toyo Kohan Company, Ltd.	4,000	19,594
Toyo Securities Company, Ltd.	6,000	20,507
Toyo Tanso Company, Ltd.	1,000	22,218
Toyo Wharf & Warehouse Company, Ltd.	6,000	14,340
Toyobo Company, Ltd.	32,936	51,614
TPR Company, Ltd.	1,400	21,329
Transcosmos, Inc.	2,800	57,985
Trusco Nakayama Corp.	2,500	57,627
TSI Holdings Company, Ltd.	9,970	65,897
Tsubakimoto Chain Company, Ltd.	8,000	57,315
Tsugami Corp.	6,000	35,968
Tsukishima Kikai Company, Ltd.	2,000	22,369
Tsukuba Bank, Ltd.	5,700	21,997
Tsukui Corp.	600	5,857
Tsurumi Manufacturing Company, Ltd.	1,000	12,918
Tsutsumi Jewelry Company, Ltd.	700	16,798
U-Shin, Ltd.	2,300	13,842
UACJ Corp.	19,034	78,552
Uchida Yoko Company, Ltd.	4,000	11,292
ULVAC, Inc. (I)	2,900	59,249
Uniden Corp. (I)	9,000	22,538
Union Tool Company, Ltd.	700	16,044
Unipres Corp.	2,600	46,830
United Arrows, Ltd.	2,400	88,948
Universal Entertainment Corp.	600	10,946
Valor Company, Ltd.	4,000	50,336
Vital KSK Holdings, Inc.	3,500	26,435
VT Holdings Company, Ltd.	1,500	8,285
Wacoal Holdings Corp.	1,000	10,212
Wacom Company, Ltd.	9,300	65,171
Wakachiku Construction Company, Ltd.	17,000	23,041
Wakita & Company, Ltd.	2,000	23,422
Warabeya Nichiyo Company, Ltd.	900	17,023
Watabe Wedding Corp.	1,100	7,248
WATAMI Company, Ltd. (L)	2,300	33,557
Welcia Holdings Company, Ltd.	400	22,576
West Holdings Corp.	1,300	15,671

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Xebio Company, Ltd.	1,500	$26,102
Yahagi Construction Company, Ltd.	2,000	19,653
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,091
Yamabiko Corp.	600	24,419
Yamagata Bank, Ltd.	16,000	68,054
Yamanashi Chuo Bank, Ltd.	13,000	58,710
Yamazen Corp.	3,900	25,745
Yaoko Company, Ltd.	300	14,257
Yasuda Warehouse Company, Ltd.	1,400	14,882
Yellow Hat, Ltd.	1,000	20,045
Yodogawa Steel Works, Ltd.	10,000	41,419
Yokogawa Bridge Corp.	3,000	33,075
Yokohama Reito Company, Ltd.	4,000	33,288
Yokowo Company, Ltd.	2,000	10,852
Yomeishu Seizo Company, Ltd.	1,000	9,541
Yomiuri Land Company, Ltd.	2,000	9,184
Yondenko Corp.	3,000	10,543
Yondoshi Holdings, Inc.	1,700	29,195
Yorozu Corp.	800	13,145
Yuasa Trading Company, Ltd.	16,000	32,756
Yuki Gosei Kogyo Co., Ltd.	2,000	5,008
Yumeshin Holdings Co Ltd.	2,200	19,490
Yurtec Corp.	4,000	15,393
Yusen Logistics Company, Ltd.	1,200	15,151
Yushiro Chemical Industry Company, Ltd.	1,100	10,811
Zenrin Company, Ltd.	2,100	21,171
ZERIA Pharmaceutical Company, Ltd.	2,200	44,768

		22,452,960
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd. (I)	375	2,117
Centamin PLC (I)	88,755	74,947
Heritage Oil, Ltd. (I)	9,831	38,959

		116,023
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	65,750
Verwaltungs & Privat Bank AG	397	40,936

		106,686
Luxembourg - 0.4%
APERAM (I)	1,901	50,424
Eurofins Scientific	575	171,881
GAGFAH SA (I)	1,693	25,728
Regus PLC	66,614	244,892

		492,925
Malta - 0.1%
Unibet Group PLC	1,362	68,425
Mongolia - 0.0%
Mongolian Mining Corp. (I)	14,000	1,357
Netherlands - 2.4%
Aalberts Industries NV	9,501	330,927
Accell Group	1,666	34,347
AMG Advanced Metallurgical Group NV (I)	3,085	30,313
Amsterdam Commodities NV	1,057	25,977
Arcadis NV	6,584	253,044
ASM International NV	5,593	224,255
BE Semiconductor Industries NV	712	10,993
Beter Bed Holding NV	1,056	23,766
BinckBank NV	4,478	52,930
Brunel International NV	844	59,110
Corbion NV	2,719	64,210
Delta Lloyd NV	9,639	267,211

134

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Exact Holdings NV	467	$17,727
Grontmij (I)	5,995	30,130
Heijmans NV	2,023	36,627
InnoConcepts NV (I)	10,527	0
KAS Bank NV	330	4,560
Kendrion NV	456	15,609
Koninklijke BAM Groep NV	20,732	124,138
Koninklijke Ten Cate NV	2,563	78,845
Koninklijke Wessanen NV	3,981	22,633
Macintosh Retail Group NV	454	4,941
Nutreco NV	5,995	266,428
Ordina NV (I)	5,537	14,876
PostNL NV (I)	8,226	37,486
Royal Imtech NV (I)	5,602	15,343
SBM Offshore NV (I)	9,898	180,115
Sligro Food Group NV	2,169	88,886
SNS REAAL NV (I)	16,603	0
Telegraaf Media Groep NV	3,529	35,682
TKH Group NV	2,328	81,275
TomTom NV (I)	8,528	57,559
USG People NV	6,577	106,148

		2,596,091
New Zealand - 1.0%
Air New Zealand, Ltd.	19,995	35,524
Chorus, Ltd.	1,695	2,525
Ebos Group, Ltd.	1,005	8,944
Fisher & Paykel Healthcare Corp.	35,592	131,289
Freightways, Ltd.	8,921	37,496
Infratil, Ltd.	66,634	130,751
Mainfreight, Ltd.	7,268	83,591
New Zealand Oil & Gas, Ltd.	47,702	31,674
New Zealand Refining Company, Ltd.	17,531	26,630
Nuplex Industries, Ltd.	40,972	123,128
PGG Wrightson, Ltd.	8,197	2,920
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	71,055
Pumpkin Patch, Ltd. (I)	7,395	3,727
Ryman Healthcare, Ltd.	17,803	135,355
Sky Network Television, Ltd.	12,878	69,927
SKYCITY Entertainment Group, Ltd.	43,129	147,200
Tower, Ltd.	12,717	17,349
Trade Me Group, Ltd.	1,314	4,651
Warehouse Group, Ltd.	4,936	13,795

		1,077,531
Norway - 1.0%
Atea ASA	9,883	108,600
Austevoll Seafood ASA	2,625	15,551
Bonheur ASA	1,100	21,705
BW Offshore, Ltd.	30,800	39,867
BWG Homes ASA	9,652	17,395
Cermaq ASA	8,984	99,756
DOF ASA (I)	1,335	6,064
Ekornes ASA	207	3,285
Electromagnetic GeoServices ASA (I)	3,160	3,898
Eltek ASA	22,000	27,889
Evry ASA	946	1,599
Farstad Shipping ASA	390	7,960
Ganger Rolf ASA	700	13,660
Kongsberg Automotive Holding ASA (I)	29,400	26,896
Kvaerner ASA	11,623	24,806
Leroy Seafood Group ASA	594	19,277
Nordic Semiconductor ASA (I)	15,946	98,165

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Norwegian Air Shuttle AS (I)(L)	2,907	$122,727
Norwegian Energy Company AS (I)(L)	98,971	3,145
Opera Software ASA	4,868	63,387
Sevan Marine ASA (I)	2,068	8,179
Siem Offshore, Inc. (I)	20,000	30,069
Solstad Offshore ASA	2,340	42,008
SpareBank 1 SMN	3,890	34,953
Tomra Systems ASA	13,184	126,755
Vard Holdings, Ltd. (I)	11,000	8,778
Veidekke ASA	6,400	66,202
Wilh Wilhelmsen Holding ASA, Class A	1,300	42,303

		1,084,879
Papua New Guinea - 0.0%
Highlands Pacific, Ltd. (I)	59,421	3,570
Portugal - 0.7%
Altri SGPS SA	26,263	95,399
Banco BPI SA (I)(L)	23,984	62,777
Mota-Engil SGPS SA	5,366	43,596
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	127,961
Redes Energeticas Nacionais SA	12,164	47,929
Semapa-Sociedade de Investimento & Gestao	5,253	77,036
Sonae SGPS SA	50,046	93,958
Teixeira Duarte SA	21,736	33,104
ZON Optimus SGPS SA	17,437	136,824

		718,584
Singapore - 1.2%
ASL Marine Holdings, Ltd.	19,600	10,930
Banyan Tree Holdings, Ltd.	54,000	27,517
Biosensors International Group, Ltd.	63,000	46,867
Boustead Singapore, Ltd.	10,000	14,878
Bukit Sembawang Estates, Ltd.	16,000	68,883
Cape PLC	836	4,358
CH Offshore, Ltd.	38,000	12,411
China Aviation Oil Singapore Corp., Ltd.	14,400	9,981
China Merchants Holdings Pacific, Ltd.	50,000	38,144
Chip Eng Seng Corp., Ltd.	33,000	19,312
Cosco Corp. Singapore, Ltd.	80,000	45,566
Creative Technology, Ltd.	6,650	12,310
CSE Global, Ltd.	34,000	15,966
Ezra Holdings, Ltd.	50,400	43,798
Far East Orchard, Ltd.	5,000	6,724
Food Empire Holdings, Ltd.	43,200	13,782
Gallant Venture, Ltd. (I)	71,000	16,982
GMG Global, Ltd.	46,000	3,475
Goodpack, Ltd.	18,000	30,638
Ho Bee Investment, Ltd.	18,000	31,257
Hong Fok Corp., Ltd.	48,000	28,092
Hong Leong Asia, Ltd.	13,000	14,787
Hotel Properties, Ltd.	24,000	56,534
HTL International Holdings, Ltd.	34,000	7,578
Hyflux, Ltd.	24,000	23,376
Indofood Agri Resources, Ltd.	25,000	19,406
Jaya Holdings, Ltd.	51,000	31,499
Metro Holdings, Ltd.	31,600	21,362
Midas Holdings, Ltd.	86,000	30,134
Oceanus Group, Ltd. (I)	116,000	1,751
OSIM International, Ltd. (L)	30,000	61,888
Otto Marine, Ltd. (I)	144,000	9,076
Petra Foods, Ltd.	32,000	93,837
Rotary Engineering, Ltd.	22,000	12,094
SBS Transit, Ltd.	5,000	4,831

135

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Sinarmas Land, Ltd.	128,000	$58,162
Stamford Land Corp., Ltd.	59,000	27,445
SunVic Chemical Holdings, Ltd. (I)	26,000	12,529
Super Group, Ltd.	15,000	41,570
Swiber Holdings, Ltd.	20,000	10,598
Tat Hong Holdings, Ltd.	31,000	18,749
Triyards Holdings, Ltd.	5,040	2,536
United Engineers, Ltd.	38,000	62,542
UOB-Kay Hian Holdings, Ltd.	31,000	41,153
Venture Corp., Ltd.	13,000	77,167
Wing Tai Holdings, Ltd.	21,205	30,927
Yeo Hiap Seng, Ltd.	1,104	2,046
Yongnam Holdings, Ltd.	87,000	15,592

		1,291,040
South Africa - 0.0%
Lonmin PLC (I)	2,646	12,642
Spain - 1.9%
Abengoa SA	2,937	16,444
Abengoa SA, B Shares	11,748	54,661
Acerinox SA	2,387	38,372
Adveo Group International SA	209	4,996
Almirall SA	5,019	85,765
Atresmedia Corp de Medios
de Comunicaion SA	3,644	56,148
Bankinter SA	20,891	168,206
Bolsas y Mercados Espanoles SA	5,350	217,777
Caja de Ahorros del Mediterraneo (I)	5,428	0
Campofrio Food Group SA (I)	1,173	11,155
Construcciones & Auxiliar de Ferrocarriles SA	117	60,054
Deoleo SA (I)	11,142	6,685
Dinamia SA	1,181	12,082
Duro Felguera SA	2,991	20,478
Ebro Foods SA	6,186	143,144
Elecnor SA	2,026	29,711
Ence Energia y Celulosa SA	9,218	27,820
Faes Farma SA	17,381	59,827
Fluidra SA	3,227	16,141
Gamesa Corporacion Tecnologica SA (I)	7,200	78,280
Grupo Catalana Occidente SA	2,531	102,960
Indra Sistemas SA	7,450	149,710
Laboratorios Farmaceuticos Rovi SA	1,750	23,500
Mediaset Espana Comunicacion SA (I)	4,733	55,162
Melia Hotels International SA	3,488	44,928
NH Hoteles SA (I)	5,065	36,042
Papeles y Cartones de Europa SA	4,326	23,341
Pescanova SA (I)	1,602	0
Promotora de Informaciones SA (I)	9,049	5,239
Sacyr SA (I)	977	6,498
Tecnicas Reunidas SA	2,764	156,242
Tubacex SA	6,252	28,790
Tubos Reunidos SA	9,106	25,806
Vidrala SA	1,779	95,552
Viscofan SA	3,696	193,369
Vocento SA (I)	9,411	32,696
Zeltia SA (I)	10,755	39,584

		2,127,165
Sweden - 4.1%
AarhusKarlshamn AB	4,167	273,590
Acando AB	6,279	14,594
Addtech AB	6,930	108,879
AF AB	3,536	131,324
Avanza Bank Holding AB	1,104	42,366

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Axfood AB	1,565	$86,585
Axis Communications AB	6,073	208,345
B&B Tools AB, B Shares	3,490	64,159
BE Group AB (I)	4,723	8,184
Beijer AB G&L, B Shares	2,250	45,215
Beijer Alma AB	229	6,396
Betsson AB (I)	2,976	108,425
Bilia AB, A Shares	1,720	55,121
BillerudKorsnas AB	23,218	321,337
BioGaia AB, B Shares	555	18,223
Bure Equity AB	5,458	23,217
Castellum AB (L)	6,802	113,012
Clas Ohlson AB, B Shares	4,002	84,671
Cloetta AB (I)	2,034	7,424
Concordia Maritime AB, B Shares	2,200	4,375
Duni AB	4,343	56,935
East Capital Explorer AB (I)	3,589	28,031
Enea AB (I)	1,999	16,290
Eniro AB (I)	9,996	89,648
Fabege AB (L)	6,102	79,589
Fagerhult AB	455	20,813
Fastighets AB Balder - B Shares (I)	2,585	31,377
Haldex AB	3,364	39,401
Hexpol AB	1,566	138,382
HIQ International AB (I)	3,756	22,936
Holmen AB, B Shares	4,455	163,486
Hufvudstaden AB, A Shares	638	9,000
Industrial & Financial Systems AB	1,542	43,534
Indutrade AB	1,973	94,264
Intrum Justitia AB	6,104	166,580
JM AB	8,981	294,925
KappAhl AB (I)	2,691	16,709
Kungsleden AB	10,626	87,859
Lindab International AB (I)	6,008	72,319
Loomis AB	4,564	117,654
Mekonomen AB	2,150	59,377
Munksjo Oyj (I)	33	276
NCC AB, B Shares (L)	8,075	292,443
Net Entertainment NE AB, B Shares (I)	105	2,499
Net Insight AB, B Shares (I)	40,297	11,718
New Wave Group AB, B Shares	4,353	30,625
Nibe Industrier AB, B Shares	7,047	181,284
Nobia AB	14,811	130,973
OEM International AB, B Shares	1,799	32,399
PA Resources AB (I)	278	361
Peab AB	14,016	99,141
Proffice AB, B Shares	6,320	23,894
Rezidor Hotel Group AB (I)	8,897	60,355
Saab AB	46	1,406
SAS AB (I)	13,979	31,013
SkiStar AB	222	2,847
SSAB AB, A Shares	3,598	27,801
Sweco AB, B Shares	3,557	59,560
Swedish Orphan Biovitrum AB (I)	11,871	130,261
TradeDoubler AB (I)	4,887	12,757
Wihlborgs Fastigheter AB	3,088	60,155

		4,566,319
Switzerland - 4.2%
Advanced Digital Broadcast Holdings SA (I)	245	4,005
AFG Arbonia-Forster Holding AG (I)	748	24,702
Allreal Holding AG (I)	764	110,157
APG SGA SA	88	29,847
Ascom Holding AG	2,154	44,265

136

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Autoneum Holding AG (I)	263	$60,532
Bachem Holding AG (I)	14	784
Bank Coop AG	1,272	62,938
Banque Privee Edmond de Rothschild SA	1	17,931
Basilea Pharmaceutica (I)	217	24,793
Belimo Holding AG	21	58,208
Bell AG	3	8,230
Berner Kantonalbank	285	69,279
Bobst Group AG (I)	400	19,027
Bossard Holding AG (I)	206	59,099
Bucher Industries AG	547	185,957
Burckhardt Compression Holding AG	169	87,955
Burkhalter Holding AG	120	10,502
Charles Voegele Holding AG (I)	998	11,810
Cicor Technologies (I)	277	10,340
Conzzeta Holding AG	1	3,643
Daetwyler Holding AG	510	80,162
EFG International AG (I)	4,687	60,969
Emmi AG (I)	226	81,399
Energiedienst Holding AG	559	20,129
Ferrexpo PLC	5,662	14,614
Flughafen Zuerich AG	266	171,193
Forbo Holding AG (I)	88	92,401
GAM Holding AG (I)	14,176	255,910
Gategroup Holding AG (I)	846	24,884
Georg Fischer AG (I)	493	382,536
Gurit Holding AG (I)	22	12,439
Helvetia Patria Holding AG	441	226,244
Huber & Suhner AG	280	15,195
Implenia AG (I)	664	49,619
Inficon Holding AG (I)	99	36,685
Informa PLC	10,659	94,011
Intershop Holdings	75	29,262
Kaba Holding AG (I)	207	98,841
Kardex AG (I)	217	10,757
Komax Holding AG (I)	270	41,101
Kudelski SA	2,027	29,420
Kuoni Reisen Holding AG (I)	265	119,052
LEM Holding SA	42	33,394
Logitech International SA	9,485	141,717
Luzerner Kantonalbank AG	226	92,505
Meyer Burger Technology AG (I)	4,318	70,171
Micronas Semiconductor Holding AG (I)	1,836	14,538
Mobilezone Holding AG (I)	1,550	17,150
Mobimo Holding AG (I)	415	88,106
Nobel Biocare Holding AG (I)	1,633	23,463
OC Oerlikon Corp. AG (I)	1,855	31,273
Orell Fuessli Holding AG (I)	136	14,904
Panalpina Welttransport Holding AG	858	131,872
Phoenix Mecano AG	53	33,424
PubliGroupe SA	20	2,373
Rieter Holding AG (I)	160	35,650
Romande Energie Holding SA	43	54,031
Schaffner Holding AG (I)	40	11,867
Schmolz & Bickenbach AG (I)	34,278	47,769
Schweiter Technologies AG	17	12,579
Schweizerische National-Versicherungs-
Gesellschaft AG	890	60,831
Siegfried Holding AG (I)	53	10,013
St. Galler Kantonalbank	99	41,172
Straumann Holding AG	173	36,825
Swisslog Holding AG	4,914	5,720
Swissquote Group Holding SA	328	13,530

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Tamedia AG	188	$24,132
Tecan Group AG	633	76,043
Temenos Group AG	3,816	134,447
U-Blox AG (I)	65	8,940
Valiant Holding AG	686	69,053
Valora Holding AG	246	69,061
Vaudoise Assurances Holding SA	138	63,137
Vetropack Holding AG	3	5,552
Von Roll Holding AG (I)	7,878	15,160
Vontobel Holding AG	1,927	76,223
Walter Meier AG	438	25,512
WM Technologie AG (I)	438	7,655
Ypsomed Holding AG (I)	276	24,352
Zehnder Group AG	615	26,982
Zuger Kantonalbank	17	91,983

		4,593,936
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC (I)	25,245	58,536
United Kingdom - 21.8%
A.G.Barr PLC	9,000	91,535
Afren PLC (I)	55,554	130,892
Alent PLC	29,398	155,727
Alizyme PLC (I)	22,479	0
Amlin PLC	13,174	106,351
Anglo Pacific Group PLC	10,171	30,534
Anite PLC	6,272	8,290
Ashtead Group PLC	44,441	705,792
Balfour Beatty PLC	40,039	200,175
Barratt Developments PLC	80,355	553,862
BBA Aviation PLC	48,270	267,096
Bellway PLC	10,163	281,353
Berendsen PLC	14,469	269,899
Bodycote PLC	19,111	257,285
Booker Group PLC	6,370	17,547
Bovis Homes Group PLC	9,559	142,984
Brammer PLC	8,722	71,116
Brewin Dolphin Holdings PLC	23,416	132,123
British Polythene Industries PLC	4,443	47,015
Britvic PLC	32,362	400,577
BTG PLC (I)	25,585	231,868
Cable & Wireless Communications PLC	75,207	65,995
Capital & Counties Properties PLC	4,640	27,109
Capital & Regional PLC	28,406	22,294
Carillion PLC	27,252	164,362
Charles Taylor Consulting PLC	3,000	13,042
Chemring Group PLC	15,378	66,600
Chesnara PLC	776	3,972
Chime Communications PLC	5,129	29,265
Cineworld Group PLC	8,795	45,566
Close Brothers Group PLC	15,796	372,365
Cobham PLC	51,576	257,485
Colt Group SA (I)	31,617	77,948
Communisis PLC	1	1
Computacenter PLC	8,533	93,674
Concentric AB	3,667	50,986
Costain Group PLC (L)	4,797	23,225
Cranswick PLC	7,950	162,350
CSR PLC	14,801	179,268
D.S. Smith PLC	122,693	664,961
Daily Mail & General Trust PLC	13,178	191,009

137

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Dairy Crest Group PLC	10,688	$86,275
Darty PLC	13,940	27,275
De La Rue PLC	6,976	94,825
Debenhams PLC	91,915	122,541
Dechra Pharmaceuticals PLC	5,389	60,031
Development Securities PLC	2,220	8,650
Devro PLC	5,062	19,926
Dignity PLC	5,042	123,421
Diploma PLC	7,537	90,205
Dixons Retail PLC (I)	231,071	189,854
Domino Printing Sciences PLC	11,461	150,477
Domino’s Pizza Group PLC	7,102	65,361
Drax Group PLC	30,783	393,590
Dunelm Group PLC	9,379	147,947
E2V Technologies PLC	2,485	6,466
Electrocomponents PLC	36,254	171,615
Elementis PLC	35,280	168,953
EnQuest PLC (I)	46,110	95,381
Enterprise Inns PLC (I)	40,990	100,112
Essentra PLC	27,028	393,901
Euromoney Institutional Investor PLC	6,671	133,348
F&C Asset Management PLC	41,888	85,160
Fenner PLC	9,083	60,448
Fidessa Group PLC	3,072	129,957
Findel PLC (I)	10,206	54,492
FirstGroup PLC (I)	88,330	215,050
Galliford Try PLC	7,331	162,435
Gem Diamonds, Ltd. (I)	12,666	36,582
Genus PLC	5,336	88,282
Go-Ahead Group PLC	2,784	86,529
Greene King PLC	18,168	273,754
Greggs PLC	7,878	66,404
Halfords Group PLC	15,547	119,816
Halma PLC	44,038	423,298
Hardy Oil & Gas PLC (I)	5,072	5,409
Hays PLC	90,038	217,903
Headlam Group PLC	4,631	37,004
Helical Bar PLC	8,263	51,474
Hikma Pharmaceuticals PLC	16,363	453,038
Hill & Smith Holdings PLC	6,401	58,101
Hochschild Mining PLC	12,022	33,896
Homeserve PLC	23,941	125,699
Howden Joinery Group PLC	79,803	495,586
Hunting PLC	9,009	129,613
Hyder Consulting PLC	3,872	27,474
ICAP PLC	359	2,263
IG Group Holdings PLC	23,822	249,415
Imagination Technologies Group PLC (I)	10,545	35,874
Inchcape PLC	27,669	298,238
Innovation Group PLC (I)	10,870	6,308
Intermediate Capital Group PLC	43,942	303,434
International Personal Finance PLC	27,936	238,788
Interserve PLC	9,571	116,998
ITE Group PLC	16,803	53,562
Ithaca Energy, Inc. (I)	9,980	24,826
J.D. Wetherspoon PLC	8,178	116,886
James Fisher & Sons PLC	4,579	111,772
Jardine Lloyd Thompson Group PLC	10,279	182,572
Jazztel PLC (I)	19,044	289,752
JKX Oil & Gas PLC (I)	8,683	8,907
John Menzies PLC	983	10,732
Kcom Group PLC	78,260	129,225
Keller Group PLC	4,607	82,549

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Kier Group PLC	2,737	$75,480
Ladbrokes PLC	55,844	125,797
Laird PLC	26,527	132,945
Lancashire Holdings, Ltd.	13,824	157,811
Lookers PLC	17,654	44,060
Low & Bonar PLC	21,034	29,723
M.J. Gleeson Group PLC	2,770	18,699
Management Consulting Group PLC	217	79
Marshalls PLC	1,729	5,107
Marston’s PLC	27,240	65,428
McBride PLC (I)	14,770	26,109
Mears Group PLC	8,289	72,268
Melrose Industries PLC	1,069	5,298
Michael Page International PLC	20,769	170,443
Micro Focus International PLC	20,560	284,870
Millennium & Copthorne Hotels PLC	13,381	126,261
Mitchells & Butlers PLC (I)	23,738	180,445
Mitie Group PLC	21,404	116,170
Moneysupermarket.com Group PLC	11,551	36,053
Morgan Crucible Company PLC	24,042	143,739
Mothercare PLC (I)	4,601	14,406
MWB Group Holdings PLC (I)	11,618	944
N. Brown Group PLC	16,271	155,227
National Express Group PLC	34,580	161,667
NCC Group, Ltd.	24,395	76,198
Northgate PLC	1,332	11,548
Novae Group PLC	2,664	25,787
Optos PLC (I)	3,748	10,806
Oxford Biomedica PLC (I)	57,574	2,378
Oxford Instruments PLC	2,533	53,638
Pace PLC	22,875	171,889
PayPoint PLC	4,414	84,439
Pendragon PLC	63,903	32,246
Petropavlovsk PLC	13,086	16,841
Photo-Me International PLC	24,627	55,746
Premier Farnell PLC	29,879	116,714
Premier Foods PLC (I)	15,810	17,581
Premier Oil PLC	25,504	125,519
Punch Taverns PLC (I)	20,164	4,038
PZ Cussons PLC	15,640	92,063
QinetiQ Group PLC	59,423	224,462
Quintain Estates & Development PLC (I)	36,270	62,313
Rathbone Brothers PLC	3,854	116,614
Redrow PLC	24,204	131,667
Renishaw PLC	2,747	89,387
Rentokil Initial PLC	61,337	126,018
Restaurant Group PLC	15,717	186,904
Ricardo PLC	418	4,527
Rightmove PLC	8,655	380,860
RM PLC	8,753	21,625
Rotork PLC	10,797	477,228
RPC Group PLC	17,074	179,798
RPS Group PLC	17,736	92,735
Salamander Energy PLC (I)	13,282	22,506
Savills PLC	10,012	111,392
SDL PLC	7,019	39,885
Senior PLC	19,322	98,792
Shanks Group PLC	35,094	65,056
SIG PLC	20,810	69,867
Smiths News PLC	16,404	41,376
Soco International PLC (I)	16,636	109,948
Spectris PLC	10,418	403,033
Spirax-Sarco Engineering PLC	8,752	422,226

138

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Spirent Communications PLC	48,511	$79,891
Spirit Pub Company PLC	20,164	27,333
Sportech PLC (I)	11,390	16,711
St. Modwen Properties PLC	14,271	95,242
Stagecoach Group PLC	24,940	164,286
SThree PLC	8,144	54,278
Stolt-Nielsen, Ltd.	620	17,970
STV Group PLC	2,685	16,385
SuperGroup PLC (I)	11	314
Synergy Health PLC	4,425	101,822
Synthomer PLC	8,486	40,077
TalkTalk Telecom Group PLC	24,348	130,275
Telecity Group PLC	3,954	46,076
Telecom Plus PLC	773	23,044
Thomas Cook Group PLC (I)	27,271	82,060
Tipp24 SE (I)	192	14,999
Topps Tiles PLC	15,591	35,835
Torotrak PLC (I)	2,223	760
Tribal Group PLC	7,453	24,986
Trinity Mirror PLC (I)	6,673	21,465
TT electronics PLC	14,769	52,720
Tullett Prebon PLC	16,882	79,449
UBM PLC	9,602	109,147
UK Mail Group PLC	2,825	30,631
Ultra Electronics Holdings PLC	5,588	166,848
Unite Group PLC	6,408	46,410
UTV Media PLC	6,973	27,501
Vectura Group PLC (I)	29,652	75,901
Vesuvius PLC	25,572	185,731
Victrex PLC	5,831	195,855
Vitec Group PLC	1,430	14,562
Volex Group PLC	2,300	4,174
VP PLC	637	6,749
W.S. Atkins PLC	9,549	221,775
WH Smith PLC	11,284	226,358
Wilmington Group PLC	8,076	31,387
Wincanton PLC (I)	2,774	5,178
Wolfson Microelectronics PLC (I)	12,200	27,254
Xaar PLC	156	2,441
Xchanging PLC	19,640	54,280

		24,045,996
United States - 0.2%
Argonaut Gold, Inc. (I)	6,900	30,084
Bauer Performance Sports, Ltd. (I)	1,000	12,836
BNK Petroleum, Inc. (I)	5,141	9,487
Boart Longyear, Ltd.	36,330	9,809
Chaparral Gold Corp. (I)	1,700	923
Golden Star Resources, Ltd. (I)(L)	27,300	16,052
Kofax, Ltd. (I)	3,467	28,587
Sims Metal Management, Ltd. (I)	12,286	111,945
Thompson Creek Metals Company, Inc. (I)(L)	11,493	25,055

		244,778

TOTAL COMMON STOCKS (Cost $92,338,045)		$109,098,140

RIGHTS - 0.0%
Flinders Mines, Ltd. (Expiration Date:
04/04/2014; Strike Price: AUD 0.025) (I)	14,688	$41
Mota-Engil Africa (I)(N)	5,366	4,504
Premier Foods PLC (Expiration Date:
04/07/2014; Strike Price: GBP 50.00) (I)	25,296	6,748

TOTAL RIGHTS (Cost $55,570)		$11,293

International Small Company Trust (continued)
	Shares or
	Principal
	Amount		Value

WARRANTS - 0.0%
Clal Biotechnology Industries, Ltd. (Expiration
Date: 05/08/2014; Strike Price: ILS 670) (I)		1	1
Seat Pagine Gialle SpA (Expiration
Date: 09/08/2014) (I)(N)	131,159		89

TOTAL WARRANTS (Cost $0)		1	90

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	304,648 $		3,048,616

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,048,548)		1	3,048,616

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
State Street Institutional Liquid Reserves
Fund, 0.0774% (Y)	601,651		601,651

TOTAL SHORT-TERM INVESTMENTS (Cost $601,651)		1	601,651

Total Investments (International Small Company Trust)
(Cost $96,043,814) - 102.3%			$112,759,790
Other assets and liabilities, net - (2.3%)			(2,547,256)

TOTAL NET ASSETS - 100.0%			$110,212,534

International Value Trust
	Shares or
	Principal
	Amount		Value

COMMON STOCKS - 97.3%
Brazil - 1.2%
BM&FBovespa SA	1,019,400		$5,054,313
Centrais Eletricas Brasileiras SA	841,600		2,448,021
Centrais Eletricas Brasileiras SA, ADR (L)	10,000		28,400
Petroleo Brasileiro SA, ADR	268,844		3,728,866
Vale SA (Preference A Shares), ADR	263,960		3,286,302

			14,545,902
Canada - 5.8%
AGF Management, Ltd., Class B	243,200		2,818,084
Ensign Energy Services, Inc.	819,700		12,115,692
HudBay Minerals, Inc. (L)	1,282,500		10,011,737
Suncor Energy, Inc. (L)	505,600		17,658,269
Talisman Energy, Inc.	1,420,540		14,160,426
Trican Well Service, Ltd.	1,223,000		15,476,952

			72,241,160
China - 3.7%
China Life Insurance Company, Ltd., H Shares	2,319,000		6,572,216
China Shenhua Energy Company, Ltd.,
H Shares	4,097,000		11,862,928
China Telecom Corp., Ltd., H Shares	25,170,427		11,615,299
Shanghai Electric Group Company, Ltd.,
H Shares	13,746,000		4,886,999
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	3,490,600		7,899,947
Trina Solar, Ltd., ADR (I)(L)	279,251		3,755,926

			46,593,315
Denmark - 0.4%
FLSmidth & Company A/S, B Shares (L)	96,640		4,872,379
France - 15.1%
AXA SA	1,008,501		26,199,574

139

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
BNP Paribas SA	520,556	$40,134,408
Cie de Saint-Gobain	154,110	9,304,263
Cie Generale des Etablissements Michelin	102,410	12,802,761
Ipsen SA	137,358	5,625,992
Orange SA	675,313	9,975,548
Sanofi	321,563	33,603,033
Societe Generale SA	185,413	11,413,199
Technip SA	34,190	3,524,465
Total SA	441,426	29,056,655
Vivendi SA	264,995	7,375,564

		189,015,462
Germany - 5.6%
Commerzbank AG (I)	337,151	6,201,591
Deutsche Boerse AG	47,180	3,756,164
Deutsche Lufthansa AG (I)	482,410	12,648,526
Gerresheimer AG	74,710	4,849,528
Kloeckner & Company SE (I)	455,830	6,728,243
Metro AG	213,172	8,695,567
Muenchener Rueckversicherungs AG	43,477	9,500,467
Siemens AG	129,551	17,471,584

		69,851,670
Hong Kong - 2.3%
China Mobile, Ltd.	948,000	8,703,997
Digital China Holdings, Ltd.	4,518,000	4,563,487
First Pacific Company, Ltd.	2,670,750	2,658,563
Kingboard Chemical Holdings, Ltd.	4,975,800	9,729,715
Kunlun Energy Company, Ltd.	1,267,900	2,131,094
Noble Group, Ltd.	1,302,600	1,231,477
Value Partners Group, Ltd.	592,100	357,584

		29,375,917
India - 0.9%
ICICI Bank, Ltd.	221,652	4,631,845
Jain Irrigation Systems, Ltd.	1,974,568	2,182,335
LIC Housing Finance, Ltd.	652,320	2,571,042
Power Grid Corp. of India, Ltd.	1,140,059	2,016,007

		11,401,229
Ireland - 0.9%
CRH PLC	418,460	11,709,078
Israel - 0.8%
Teva Pharmaceutical Industries, Ltd., ADR	192,105	10,150,828
Italy - 3.8%
Eni SpA	656,437	16,461,068
Saipem SpA	130,441	3,185,997
UniCredit SpA	3,092,483	28,268,484

		47,915,549
Japan - 6.2%
Canon, Inc.	120,900	3,752,230
Capcom Company, Ltd.	177,300	3,362,001
ITOCHU Corp.	1,695,060	19,832,924
Namco Bandai Holdings, Inc.	513,100	12,170,586
Nikon Corp.	273,600	4,407,769
Nissan Motor Company, Ltd.	1,271,800	11,335,968
Suntory Beverage & Food, Ltd.	178,200	6,139,549
Toyota Motor Corp.	273,530	15,425,398
Trend Micro, Inc.	45,300	1,399,607

		77,826,032
Netherlands - 7.2%
Aegon NV	2,080,512	19,163,830
Akzo Nobel NV	221,660	18,078,661

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Fugro NV (L)	104,220	$6,403,602
ING Groep NV (I)	1,613,990	22,953,650
Royal Dutch Shell PLC, B Shares	591,786	23,103,566

		89,703,309
Norway - 2.6%
Statoil ASA	771,610	21,770,755
Telenor ASA	479,875	10,620,992

		32,391,747
Russia - 0.8%
Lukoil OAO, ADR	68,678	3,840,817
MMC Norilsk Nickel OJSC, ADR	222,508	3,700,308
Mobile Telesystems OJSC, ADR	146,249	2,557,895

		10,099,020
South Korea - 9.6%
Daum Communications Corp.	43,106	3,169,706
Hana Financial Group, Inc.	646,320	23,692,646
Hyundai Mobis	44,328	13,152,058
KB Financial Group, Inc., ADR (L)	756,368	26,586,335
KIWOOM Securities Company, Ltd.	84,364	4,240,627
Korea Investment Holdings Company, Ltd.	145,600	5,047,896
POSCO	62,318	17,398,574
Samsung Electronics Company, Ltd.	21,241	26,852,288

		120,140,130
Spain - 1.4%
Telefonica SA	1,090,440	17,279,912
Sweden - 0.9%
Getinge AB, B Shares	153,092	4,322,298
Telefonaktiebolaget LM Ericsson, B Shares	553,355	7,380,284

		11,702,582
Switzerland - 7.8%
Basilea Pharmaceutica (I)	36,130	4,128,018
Credit Suisse Group AG (I)	1,025,759	33,201,833
GAM Holding AG (I)	226,160	4,082,717
Lonza Group AG (I)	59,600	6,081,235
Nobel Biocare Holding AG (I)	499,006	7,169,597
Novartis AG	143,160	12,155,418
Roche Holding AG	82,202	24,723,376
Swiss Re AG (I)	64,831	6,017,235

		97,559,429
Thailand - 0.2%
Bangkok Bank PCL	476,400	2,626,350
United Arab Emirates - 0.3%
Dragon Oil PLC	342,730	3,236,862
United Kingdom - 17.6%
Aviva PLC	4,075,000	32,513,137
BAE Systems PLC	1,763,241	12,249,238
Barclays PLC	1,241,830	4,832,559
BP PLC	2,628,635	21,121,214
Carillion PLC	1,520,420	9,169,938
GlaxoSmithKline PLC	1,087,394	28,995,721
HSBC Holdings PLC	1,402,170	14,197,553
Kingfisher PLC	2,073,290	14,576,844
Man Group PLC	5,083,090	8,580,745
Marks & Spencer Group PLC	1,603,200	12,068,748
Noble Corp. PLC	317,913	10,408,472
Rexam PLC	889,830	7,230,882
Serco Group PLC	503,380	3,538,709
SIG PLC	51,183	171,840

140

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	5,853,910	$28,872,179
Vodafone Group PLC	3,324,762	12,226,219

		220,753,998
United States - 2.2%
Baker Hughes, Inc.	259,800	16,892,196
Flextronics International, Ltd. (I)	1,136,200	10,498,488

		27,390,684

TOTAL COMMON STOCKS (Cost $1,025,182,060)		$1,218,382,544

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	1,702,211	17,034,021

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,033,917)		$17,034,021

SHORT-TERM INVESTMENTS - 1.4%
Time Deposits - 1.4%
Bank of Montreal, 0.040%, 04/01/2014 *	$18,000,000	$18,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,000,000)		$18,000,000

Total Investments (International Value Trust)
(Cost $1,060,215,977) - 100.1%		$1,253,416,565
Other assets and liabilities, net - (0.1%)		(1,717,103)

TOTAL NET ASSETS - 100.0%		$1,251,699,462

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.1%
U.S. Government - 19.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2018	$22,310,190	$22,827,853
0.625%, 01/15/2024	14,133,699	14,177,867
1.375%, 02/15/2044	3,512,460	3,584,357
U.S. Treasury Bonds
3.625%, 08/15/2043	3,105,000	3,142,844
3.750%, 11/15/2043	14,790,000	15,312,264
U.S. Treasury Notes
0.250%, 02/15/2015 to 07/31/2015	920,000	920,932
0.625%, 12/15/2016	3,350,000	3,337,438
0.875%, 04/30/2017	200,000	199,578
1.750%, 07/31/2015	120,000	122,498

		63,625,631
U.S. Government Agency - 3.0%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034	473,600	517,782
6.500%, 04/01/2029 to 08/01/2034	43,245	48,649
7.500%, 08/01/2025 to 05/01/2028	14,977	17,406
Federal National Mortgage Association
2.500%, 12/01/2042 to 08/01/2043	2,184,630	2,021,807
4.000%, TBA (C)	6,500,000	6,757,461
Government National
Mortgage Association
4.000%, 11/15/2040 to 02/15/2042	165,894	174,576
6.000%, 08/15/2032 to 04/15/2035	105,727	120,653

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
6.500%, 06/15/2028 to 02/15/2035		$63,703	$72,837
7.000%, 11/15/2031 to 11/15/2033		437,876	508,532
8.000%, 07/15/2030		6,677	8,026

			10,247,729

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $73,160,997)			$73,873,360

FOREIGN GOVERNMENT
OBLIGATIONS - 3.2%
Brazil - 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025		285,000	275,738
6.000%, 05/15/2045	BRL	361,000	357,151
10.000%, 01/01/2017		833,000	356,121

			989,010
Colombia - 0.1%
Republic of Colombia
5.625%, 02/26/2044		$200,000	208,800
Japan - 2.1%
Government of Japan, Inflation Linked
Bond
0.100%, 09/10/2023	JPY	686,415,000	7,161,420
Mexico - 0.5%
Government of Mexico
4.750%, 03/08/2044		$1,430,000	1,358,500
8.000%, 12/07/2023	MXN	3,969,700	344,110

			1,702,610
Peru - 0.1%
Republic of Peru
8.200%, 08/12/2026	PEN	850,000	348,309
Russia - 0.1%
Government of Russia
8.150%, 02/03/2027	RUB	12,200,000	331,549

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $10,501,667)			$10,741,698

CORPORATE BONDS - 47.6%
Consumer Discretionary - 5.6%
21st Century Fox America, Inc.
7.750%, 01/20/2024		$622,000	768,273
7.850%, 03/01/2039		325,000	440,200
Arcelik AS
5.000%, 04/03/2023 (S)		265,000	231,875
AutoZone, Inc.
3.700%, 04/15/2022		420,000	421,348
4.000%, 11/15/2020		525,000	547,465
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		85,000	33,575
CBS Corp.
8.875%, 05/15/2019		400,000	512,979
Comcast Cable Communications LLC
8.500%, 05/01/2027		556,000	774,523
Comcast Corp.
3.600%, 03/01/2024		245,000	246,364
4.250%, 01/15/2033		385,000	377,356
4.750%, 03/01/2044		155,000	157,330
5.700%, 05/15/2018		295,000	338,866

141

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Cox Communications, Inc.
2.950%, 06/30/2023 (S)	$560,000	$511,153
5.875%, 12/01/2016 (S)	850,000	947,909
COX Communications, Inc.
8.375%, 03/01/2039 (S)	85,000	111,513
DIRECTV Holdings LLC
3.800%, 03/15/2022	985,000	974,816
5.000%, 03/01/2021	200,000	215,058
DISH DBS Corp.
5.875%, 07/15/2022	10,000	10,675
6.750%, 06/01/2021	281,000	314,720
7.875%, 09/01/2019	125,000	147,813
Ford Motor Credit Company LLC
3.875%, 01/15/2015	350,000	358,367
5.000%, 05/15/2018	255,000	281,520
5.875%, 08/02/2021	505,000	581,135
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020 (S)	445,000	461,456
General Motors Financial Company, Inc.
4.750%, 08/15/2017	545,000	582,469
Home Depot, Inc.
5.875%, 12/16/2036	550,000	662,476
Lennar Corp.
4.500%, 06/15/2019	160,000	162,800
Sotheby’s
5.250%, 10/01/2022 (S)	120,000	117,300
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	766,700
The William Carter Company
5.250%, 08/15/2021 (S)	230,000	236,613
Time Warner Cable, Inc.
4.000%, 09/01/2021	540,000	560,246
5.000%, 02/01/2020	700,000	764,726
5.875%, 11/15/2040	360,000	390,082
6.750%, 07/01/2018	250,000	293,129
Time Warner, Inc.
6.100%, 07/15/2040	630,000	726,016
7.700%, 05/01/2032	1,298,000	1,740,679
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	204,000
7.500%, 03/15/2019 (S)	150,000	162,750
Viacom, Inc.
2.200%, 04/01/2019	260,000	257,866
4.375%, 03/15/2043	463,000	411,460
4.500%, 02/27/2042	175,000	159,551
5.625%, 09/15/2019	500,000	566,202

		18,531,354
Consumer Staples - 1.9%
Altria Group, Inc.
2.850%, 08/09/2022	425,000	398,874
9.250%, 08/06/2019	80,000	105,594
9.700%, 11/10/2018	236,000	309,856
10.200%, 02/06/2039	97,000	159,180
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	370,000	561,576
Cargill, Inc.
4.307%, 05/14/2021 (S)	635,000	678,447
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	780,000	794,003
CVS Caremark Corp.
2.750%, 12/01/2022	120,000	113,214
4.125%, 05/15/2021	425,000	452,546

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Caremark Corp. (continued)
6.250%, 06/01/2027	$210,000	$256,699
CVS Pass-Through Trust
6.943%, 01/10/2030	493,991	584,066
Molson Coors Brewing Company
3.500%, 05/01/2022	170,000	169,610
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	760,000	781,628
The Kroger Company
3.850%, 08/01/2023	170,000	169,300
Wal-Mart Stores, Inc.
6.500%, 08/15/2037	700,000	906,383

		6,440,976
Energy - 5.3%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	400,000	443,822
6.450%, 09/15/2036	640,000	756,988
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	745,673
Cenovus Energy, Inc.
5.200%, 09/15/2043	1,125,000	1,181,621
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	457,532
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	655,000	640,633
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	305,000	276,025
El Paso Corp.
6.500%, 09/15/2020	40,000	43,907
7.000%, 06/15/2017	560,000	631,967
Encana Corp.
3.900%, 11/15/2021	350,000	359,218
Energy Transfer Equity LP
7.500%, 10/15/2020	360,000	411,750
Energy Transfer Partners LP
3.600%, 02/01/2023	760,000	727,024
5.950%, 10/01/2043	850,000	914,693
Enterprise Products Operating LLC
3.900%, 02/15/2024	950,000	955,104
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	900,000	798,750
6.000%, 11/27/2023	225,000	220,500
Harvest Operations Corp.
6.875%, 10/01/2017	165,000	178,200
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	920,000	940,809
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	815,000	792,791
Newfield Exploration Company
5.625%, 07/01/2024	60,000	62,250
5.750%, 01/30/2022	45,000	47,813
6.875%, 02/01/2020	140,000	149,100
7.125%, 05/15/2018	130,000	133,900
Nexen Energy ULC
6.200%, 07/30/2019	515,000	596,210
7.500%, 07/30/2039	125,000	162,529
Peabody Energy Corp.
6.500%, 09/15/2020	220,000	227,150
Petrobras International Finance Company
5.375%, 01/27/2021	835,000	844,540
7.875%, 03/15/2019	780,000	889,878
Petroleos Mexicanos
5.500%, 06/27/2044	650,000	627,250

142

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Plains All American Pipeline LP
3.850%, 10/15/2023	$1,050,000	$1,048,105
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	402,900
Tesoro Corp.
5.125%, 04/01/2024	20,000	19,900
Valero Energy Corp.
8.750%, 06/15/2030	403,000	539,266
Williams Partners LP
4.300%, 03/04/2024	465,000	467,130

		17,694,928
Financials - 22.4%
American Express Company
7.000%, 03/19/2018	1,000,000	1,186,346
American International Group, Inc.
4.875%, 06/01/2022	330,000	361,402
5.450%, 05/18/2017	95,000	106,031
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	749,174
Bank of America Corp.
2.600%, 01/15/2019	510,000	512,162
4.000%, 04/01/2024	545,000	543,995
4.100%, 07/24/2023	725,000	735,482
5.625%, 07/01/2020	945,000	1,075,738
5.875%, 01/05/2021	300,000	346,173
6.400%, 08/28/2017	1,500,000	1,722,235
7.750%, 05/14/2038	1,175,000	1,549,381
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.300%, 03/10/2019 (S)	425,000	423,718
3.750%, 03/10/2024 (S)	200,000	201,276
Bank One Michigan
8.250%, 11/01/2024	1,205,000	1,585,222
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,680,000	1,883,191
BNP Paribas SA
2.375%, 09/14/2017	1,280,000	1,311,250
BPCE SA
2.500%, 12/10/2018	575,000	577,907
5.150%, 07/21/2024 (S)	440,000	437,792
5.700%, 10/22/2023 (S)	595,000	618,485
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	432,343
5.700%, 05/01/2017	825,000	910,887
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,060,304
CIT Group, Inc.
5.250%, 03/15/2018	140,000	150,500
5.500%, 02/15/2019 (S)	375,000	404,063
Citigroup, Inc.
3.875%, 10/25/2023	175,000	173,787
5.375%, 08/09/2020	115,000	129,442
5.500%, 09/13/2025	320,000	340,916
6.000%, 10/31/2033	425,000	458,997
6.125%, 11/21/2017 to 08/25/2036	2,060,000	2,320,064
6.675%, 09/13/2043	180,000	210,780
8.500%, 05/22/2019	850,000	1,083,276
Credit Suisse New York
5.400%, 01/14/2020	615,000	685,000
Discover Financial Services
6.450%, 06/12/2017	885,000	1,005,457
Duke Realty LP
6.750%, 03/15/2020	340,000	396,797

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Equity One, Inc.
6.000%, 09/15/2017	$400,000	$446,226
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	800,000	812,000
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	250,000	317,476
General Electric Capital Corp.
2.300%, 04/27/2017	800,000	823,886
4.650%, 10/17/2021	1,760,000	1,933,115
5.550%, 05/04/2020	595,000	685,784
5.625%, 05/01/2018	500,000	571,579
5.875%, 01/14/2038	700,000	825,234
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	428,000
Glencore Funding LLC
1.700%, 05/27/2016 (S)	405,000	406,396
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	195,000	228,881
HCP, Inc.
3.750%, 02/01/2019	155,000	163,366
4.200%, 03/01/2024	175,000	177,463
7.072%, 06/08/2015	433,000	464,486
Health Care REIT, Inc.
4.125%, 04/01/2019	75,000	79,484
4.500%, 01/15/2024	350,000	360,514
5.250%, 01/15/2022	781,000	860,368
HSBC Holdings PLC
4.250%, 03/14/2024	445,000	445,613
5.100%, 04/05/2021	995,000	1,112,634
6.500%, 09/15/2037	165,000	195,219
6.800%, 06/01/2038	355,000	436,201
HSBC USA, Inc.
2.375%, 02/13/2015	560,000	569,570
9.500%, 04/15/2014	865,000	867,511
Intesa Sanpaolo SpA
2.375%, 01/13/2017	600,000	602,104
5.250%, 01/12/2024	435,000	446,934
JPMorgan Chase & Company
3.250%, 09/23/2022	550,000	541,872
3.375%, 05/01/2023	365,000	345,564
4.250%, 10/15/2020	225,000	240,677
4.350%, 08/15/2021	890,000	954,097
5.625%, 08/16/2043	905,000	973,105
6.000%, 01/15/2018	600,000	688,783
6.300%, 04/23/2019	180,000	211,684
Kennedy-Wilson, Inc.
5.875%, 04/01/2024	145,000	145,000
Kimco Realty Corp.
5.584%, 11/23/2015	310,000	332,856
6.875%, 10/01/2019	560,000	667,139
Liberty Property LP
3.375%, 06/15/2023	180,000	169,908
4.125%, 06/15/2022	150,000	152,157
6.625%, 10/01/2017	210,000	241,064
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018	280,000	283,718

143

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	$550,000	$836,434
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,050,000	1,093,698
Mid-America Apartments LP
4.300%, 10/15/2023	330,000	332,964
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	545,000	547,485
Morgan Stanley
4.875%, 11/01/2022	361,000	379,381
5.500%, 07/24/2020	250,000	282,219
5.550%, 04/27/2017	655,000	730,794
6.250%, 08/28/2017	1,120,000	1,282,030
6.625%, 04/01/2018	1,225,000	1,428,392
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	615,000	799,838
9.375%, 08/15/2039 (S)	250,000	367,660
Nordea Bank AB
4.875%, 05/13/2021 (S)	575,000	603,184
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,217,924
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	197,000	233,855
Prologis LP
3.350%, 02/01/2021	925,000	915,373
ProLogis LP
6.125%, 12/01/2016	505,000	565,467
Prudential Financial, Inc.
5.100%, 08/15/2043	320,000	335,738
Realty Income Corp.
3.250%, 10/15/2022	245,000	233,488
6.750%, 08/15/2019	410,000	484,224
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	550,000	561,697
6.125%, 12/15/2022	310,000	324,696
SAFG Retirement Services, Inc.
8.125%, 04/28/2023	465,000	586,097
Santander Bank NA
8.750%, 05/30/2018	250,000	298,125
SLM Corp.
5.500%, 01/15/2019	120,000	126,935
6.000%, 01/25/2017	85,000	92,650
6.250%, 01/25/2016	36,000	38,700
7.250%, 01/25/2022	55,000	60,638
8.000%, 03/25/2020	10,000	11,513
8.450%, 06/15/2018	205,000	241,388
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	800,000	800,533
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,576,659
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	741,420
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	98,122
7.250%, 02/01/2018	230,000	273,852
The Goldman Sachs Group, Inc.
4.000%, 03/03/2024	545,000	542,664
5.750%, 01/24/2022	1,700,000	1,927,887
6.750%, 10/01/2037	1,165,000	1,334,530
U.S. Bancorp
7.500%, 06/01/2026	1,024,000	1,316,751

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UDR, Inc.
3.700%, 10/01/2020	$165,000	$167,537
Ventas Realty LP
2.000%, 02/15/2018	275,000	274,438
2.700%, 04/01/2020	295,000	287,249
4.750%, 06/01/2021	575,000	619,786
Wells Fargo & Company
3.450%, 02/13/2023	350,000	339,752
4.125%, 08/15/2023	1,395,000	1,411,441
5.375%, 11/02/2043	1,020,000	1,074,459
5.606%, 01/15/2044	638,000	690,564
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	322,256

		74,709,728
Health Care - 2.2%
AbbVie, Inc.
2.900%, 11/06/2022	365,000	351,427
Aetna, Inc.
2.200%, 03/15/2019	355,000	352,112
Amgen, Inc.
5.150%, 11/15/2041	105,000	108,173
6.900%, 06/01/2038	205,000	261,094
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)	75,000	76,875
Express Scripts Holding Company
2.100%, 02/12/2015	1,575,000	1,595,069
Gilead Sciences, Inc.
3.700%, 04/01/2024	395,000	395,225
HCA, Inc.
3.750%, 03/15/2019	80,000	80,300
5.875%, 03/15/2022	130,000	140,075
6.375%, 01/15/2015	15,000	15,563
6.500%, 02/15/2020	365,000	408,800
8.500%, 04/15/2019	125,000	130,750
McKesson Corp.
2.284%, 03/15/2019	230,000	228,176
3.796%, 03/15/2024	180,000	180,194
Merck & Company, Inc.
4.150%, 05/18/2043	375,000	359,316
Pfizer, Inc.
6.200%, 03/15/2019	680,000	805,323
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	206,000	242,090
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	385,000	411,950
WellCare Health Plans, Inc.
5.750%, 11/15/2020	85,000	89,250
WellPoint, Inc.
2.300%, 07/15/2018	25,000	25,076
4.350%, 08/15/2020	400,000	425,228
5.100%, 01/15/2044	75,000	77,860
7.000%, 02/15/2019	485,000	576,933

		7,336,859
Industrials - 2.3%
Air Lease Corp.
4.500%, 01/15/2016	725,000	763,063
Canadian Pacific Railway Company
9.450%, 08/01/2021	175,000	235,815
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	420,000	492,450
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,400

144

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Clean Harbors, Inc. (continued)
5.250%, 08/01/2020	$91,000	$93,730
CNH America LLC
7.250%, 01/15/2016	75,000	81,844
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	680,000	686,800
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	16,000	17,200
7.125%, 03/15/2021	161,000	177,704
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,060,000	1,113,716
Hutchison Whampoa International
12 II, Ltd.
2.000%, 11/08/2017 (S)	615,000	618,702
International Lease Finance Corp.
5.650%, 06/01/2014	110,000	110,715
5.750%, 05/15/2016	450,000	484,034
6.500%, 09/01/2014 (S)	20,000	20,425
6.750%, 09/01/2016 (S)	25,000	27,813
7.125%, 09/01/2018 (S)	15,000	17,438
8.625%, 09/15/2015	25,000	27,531
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023	295,000	271,722
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	975,000	984,031
4.875%, 07/11/2022 (S)	50,000	52,971
Ryder System, Inc.
2.550%, 06/01/2019	235,000	233,595
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	436,036	501,441
The ADT Corp.
6.250%, 10/15/2021 (S)	325,000	333,938
Waste Management, Inc.
6.375%, 03/11/2015	375,000	394,601

		7,761,679
Information Technology - 1.1%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	330,000	353,100
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	280,000	298,900
Hewlett-Packard Company
2.600%, 09/15/2017	1,025,000	1,056,354
2.650%, 06/01/2016	275,000	284,339
2.750%, 01/14/2019	505,000	508,488
NCR Corp.
4.625%, 02/15/2021	190,000	190,950
5.000%, 07/15/2022	20,000	20,025
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	925,000	896,954

		3,609,110
Materials - 0.5%
Agrium, Inc.
7.125%, 05/23/2036	475,000	592,425
CF Industries, Inc.
5.150%, 03/15/2034	665,000	683,754
Freeport-McMoran Copper & Gold, Inc.
3.875%, 03/15/2023	140,000	133,882
United States Steel Corp.
7.375%, 04/01/2020	70,000	76,475

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Canada, Ltd.
5.700%, 10/15/2015	$217,000	$232,114

		1,718,650
Telecommunication Services - 2.8%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,076,783
SBA Tower Trust
2.933%, 12/15/2017 (S)	520,000	526,763
3.598%, 04/15/2018 (S)	730,000	713,674
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	150,000	172,875
9.000%, 11/15/2018 (S)	80,000	97,800
Sprint Corp.
7.125%, 06/15/2024 (S)	195,000	204,750
T-Mobile USA, Inc.
5.250%, 09/01/2018	95,000	100,463
6.125%, 01/15/2022	10,000	10,475
6.464%, 04/28/2019	155,000	165,850
6.500%, 01/15/2024	15,000	15,713
6.633%, 04/28/2021	65,000	69,875
6.731%, 04/28/2022	175,000	187,469
6.836%, 04/28/2023	25,000	26,813
Verizon Communications, Inc.
1.984%, 09/14/2018 (P)	320,000	336,062
3.650%, 09/14/2018	570,000	606,947
5.150%, 09/15/2023	1,275,000	1,395,448
6.400%, 09/15/2033	480,000	569,879
6.550%, 09/15/2043	1,950,000	2,373,023
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	365,000	333,975
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	215,000	226,288

		9,210,925
Utilities - 3.5%
AES Corp.
5.500%, 03/15/2024	135,000	133,988
8.000%, 10/15/2017 to 06/01/2020	207,000	244,380
Calpine Corp.
5.875%, 01/15/2024 (S)	35,000	35,525
7.500%, 02/15/2021	153,660	167,874
7.500%, 02/15/2021 (S)	125,000	136,563
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	191,370
Commonwealth Edison Company
4.000%, 08/01/2020	575,000	613,882
5.950%, 08/15/2016	400,000	445,230
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,014,081
7.000%, 06/15/2038	425,000	546,629
DPL, Inc.
7.250%, 10/15/2021	45,000	46,463
Duke Energy Corp.
3.050%, 08/15/2022	910,000	885,491
3.550%, 09/15/2021	1,340,000	1,368,837
Duke Energy Indiana, Inc.
4.900%, 07/15/2043	370,000	396,697
Edison International
3.750%, 09/15/2017	495,000	527,085
IPALCO Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,463
Nevada Power Company
7.125%, 03/15/2019	425,000	519,860

145

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Ohio Edison Company
6.875%, 07/15/2036	$450,000	$563,540
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	540,551
Pacific Gas & Electric Company
3.750%, 02/15/2024	265,000	264,504
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	347,283
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	531,262
7.000%, 03/09/2029	346,000	430,604
Sierra Pacific Power Company
6.000%, 05/15/2016	425,000	470,945
Southern California Edison Company
6.000%, 01/15/2034	519,000	636,811
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	260,166
Xcel Energy, Inc.
6.500%, 07/01/2036	285,000	361,935

		11,698,019

TOTAL CORPORATE BONDS (Cost $149,406,652)		$158,712,228

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
ACE Capital Trust II
9.700%, 04/01/2030	527,000	761,515

TOTAL CAPITAL PREFERRED SECURITIES (Cost $708,051) $		761,515

MUNICIPAL BONDS - 3.6%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	340,000	439,603
City of Baltimore (Maryland)
5.000%, 07/01/2043	140,000	151,910
5.000%, 07/01/2042	140,000	152,264
City of Chicago (Illinois)
6.845%, 01/01/2038	290,000	313,418
Illinois State Toll Highway Authority
6.184%, 01/01/2034	645,000	781,321
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	700,000	820,568
Maryland State Transportation Authority
5.888%, 07/01/2043	290,000	353,075
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,214,322
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 05/01/2042	140,000	150,129
North Texas Tollway Authority
6.718%, 01/01/2049	285,000	376,944
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	483,964
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.200%, 07/01/2039	325,000	178,747
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	170,000	93,073
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	710,000	390,493
State of California
7.600%, 11/01/2040	75,000	105,625

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
State of California (continued)
7.550%, 04/01/2039	$650,000	$906,230
7.300%, 10/01/2039	800,000	1,074,936
State of Illinois, GO 5.665%, 03/01/2018	825,000	892,279
University of California
5.000%, 05/15/2038	630,000	686,272
4.601%, 05/15/2031	495,000	532,511
5.770%, 05/15/2043	660,000	780,800
University of Missouri
5.960%, 11/01/2039	940,000	1,142,354

TOTAL MUNICIPAL BONDS (Cost $10,064,190)		$12,020,838

TERM LOANS (M) - 6.0%
Consumer Discretionary - 1.5%
99 Cents Only Stores
4.500%, 01/11/2019	174,125	175,168
Acosta, Inc.
4.250%, 03/02/2018	422,875	424,989
Advantage Sales & Marketing LLC
4.250%, 12/18/2017	164,584	165,133
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	728,175	730,265
Chrysler Group LLC
3.250%, 12/31/2018	150,000	149,196
CityCenter Holdings LLC
5.000%, 10/16/2020	224,438	225,887
Hilton Worldwide Finance LLC
3.750%, 10/26/2020	396,842	397,338
Ion Media Networks, Inc.
5.000%, 12/18/2020	179,550	181,346
MGM Resorts International
3.500%, 12/20/2019	397,985	397,073
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	443,888	445,344
Penn National Gaming, Inc.
3.250%, 10/30/2020	239,400	238,802
Serta Simmons Holdings LLC
4.250%, 10/01/2019	248,047	248,710
SRAM LLC
4.008%, 04/10/2020	294,999	292,787
Town Sports International LLC
4.500%, 11/16/2020	294,263	290,768
Tribune Company
4.000%, 12/27/2020	817,950	817,541

		5,180,347
Consumer Staples - 0.1%
Dole Food Company, Inc.
4.500%, 11/01/2018	239,400	240,238
Energy - 0.3%
Arch Coal, Inc.
6.250%, 05/16/2018	124,369	122,484
Energy Transfer Equity LP
3.250%, 12/02/2019	221,000	220,422
Sandy Creek Energy Associates LP
5.000%, 11/06/2020	448,875	448,875
Western Refining, Inc.
4.250%, 11/12/2020	149,625	150,934

		942,715
Financials - 0.7%
ARG IH Corp.
5.000%, 11/15/2020	109,725	110,411

146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Asurion LLC
4.250%, 07/08/2020	$397,995	$395,894
8.500%, 03/03/2021	145,000	149,410
Gardner Denver, Inc.
4.250%, 07/30/2020	398,000	397,652
Nuveen Investments, Inc.
4.153%, 05/15/2017	400,000	400,875
6.500%, 02/28/2019	100,000	100,125
SAM Finance Lux Sarl
4.250%, 12/17/2020	713,212	713,212
The Brickman Group, Ltd. LLC
4.003%, 12/18/2020	244,388	244,693

		2,512,272
Health Care - 0.5%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	204,373	204,820
Community Health Systems, Inc.
4.250%, 01/27/2021	109,725	110,582
Medpace, Inc. TBD 03/12/2021 (T)	120,000	120,000
Opal Acquisition, Inc.
5.000%, 11/27/2020	498,750	500,153
PRA Holdings, Inc.
4.500%, 09/23/2020	263,675	263,279
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	286,375	288,523
US Renal Care, Inc.
4.250%, 07/03/2019	104,475	104,279

		1,591,636
Industrials - 1.2%
Accudyne Industries Borrower SCA
4.000%, 12/13/2019	389,564	389,077
AFGlobal Corp.
5.000%, 12/19/2019	119,400	119,848
American Airlines, Inc.
3.750%, 06/27/2019	656,692	658,333
Crosby US Acquisition Corp.
4.000%, 11/23/2020	648,375	645,673
Filtration Group, Inc.
4.500%, 11/21/2020	139,650	140,523
Fly Funding II Sarl
4.500%, 08/09/2019	162,938	164,160
Pro Mach, Inc.
4.500%, 07/06/2017	143,547	143,906
RBS Global, Inc.
4.000%, 08/21/2020	398,000	398,308
ServiceMaster Company
4.410%, 01/31/2017	447,722	448,421
TransUnion LLC
TBD 03/17/2021 (T)	164,575	164,729
4.250%, 02/10/2019	164,150	164,304
Wilsonart International Holding LLC
4.000%, 10/31/2019	623,438	621,489

		4,058,771
Information Technology - 0.5%
Activision Blizzard, Inc.
3.250%, 10/12/2020	254,250	254,090
Alcatel-Lucent USA, Inc.
4.500%, 01/30/2019	397,985	399,549
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	324,183	324,926

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology (continued)
NXP BV
3.750%, 01/11/2020	$208,950	$208,079
Zayo Group LLC
4.000%, 07/02/2019	397,472	397,555

		1,584,199
Materials - 0.7%
Ardagh Holdings USA, Inc.
4.250%, 12/17/2019	144,638	145,059
Berry Plastics Group, Inc.
3.750%, 01/06/2021	855,000	852,596
Exopack Holdings SA
5.250%, 05/08/2019	224,438	226,962
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/28/2019	870,625	876,883
Huntsman International LLC
TBD 10/15/2020 (T)	275,000	275,413

		2,376,913
Telecommunication Services - 0.4%
Crown Castle Operating Company
3.250%, 01/31/2021	239,400	238,472
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	647,000	648,126
Level 3 Financing, Inc.
4.000%, 01/15/2020	300,000	300,375

		1,186,973
Utilities - 0.1%
EFS Cogen Holdings I LLC
3.750%, 12/17/2020	129,614	130,140
NRG Energy, Inc.
2.750%, 07/02/2018	248,744	246,443

		376,583

TOTAL TERM LOANS (Cost $19,947,024)		$20,050,647

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.8%
Commercial & Residential - 9.8%
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.474%, 11/25/2035 (P)	198,061	156,950
Series 2005-64CB, Class 1A12,
0.954%, 12/25/2035 (P)	460,100	374,633
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	405,809	338,797
Series 2007-9T1, Class 2A1,
6.000%, 05/25/2037	116,911	92,759
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	391,434	281,901
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
0.279%, 03/25/2047 (P)	174,232	134,220
Series 2006-3, Class 2A11,
1.069%, 10/25/2046 (P)	82,081	59,181
Aventura Mall Trust, Series 2013-AVM,
Class A 3.743%, 12/05/2032 (P)(S)	400,000	416,361
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.825%, 02/10/2051 (P)	711,040	790,814
Banc of America Funding Trust
Series 2007-1, Class TA1A,
0.214%, 01/25/2037 (P)	27,576	17,634

147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Funding Trust (continued)
Series 2006-H, Class 6A1,
0.347%, 10/20/2036 (P)	$193,641	$137,728
BB-UBS Trust, Series 2012-SHOW,
Class A 3.430%, 11/05/2036 (S)	365,000	349,037
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	330,000	342,846
BCAP LLC Trust
Series 2006-AA2, Class A1,
0.324%, 01/25/2037 (P)	303,211	225,139
Series 2007-AA2, Class 12A1,
0.364%, 05/25/2047 (P)	228,519	160,007
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.534%, 05/25/2036 (P)	386,307	253,484
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	335,000	370,217
Series 2007-PW16, Class A4,
5.716%, 06/11/2040 (P)	300,000	335,667
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	290,000	287,230
CHL Mortgage Pass-Through Trust
Series 2007-HY1, Class 1A1,
2.661%, 04/25/2037 (P)	31,840	26,309
Series 2007-HY4, Class 1A1,
2.672%, 09/25/2047 (P)	381,323	320,458
Series 2007-12, Class A9,
5.750%, 08/25/2037	269,711	257,156
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	680,000	699,695
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	485,000	505,431
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	435,000	462,432
Series 2008-C7, Class A4,
6.133%, 12/10/2049 (P)	275,000	309,513
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	510,000	558,244
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.003%, 12/10/2049 (P)	605,000	670,362
Commercial Mortgage Pass
Through Certificates
Series 2013-LC6, Class A4,
2.941%, 01/10/2046	365,000	350,166
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	920,000	902,536
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	680,000	697,757
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	650,000	671,540
Series 2013-CR9, Class A4,
4.237%, 07/10/2045 (P)	155,109	164,157
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	260,000	276,693
Series 2006-C7, Class A4,
5.768%, 06/10/2046 (P)	477,990	518,931

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	$599,704	$650,135
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	310,000	346,051
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.304%, 03/25/2037 (P)	162,249	104,462
DSLA Mortgage Loan Trust,
Series 2006-AR1, Class 1A1A
1.054%, 03/19/2046 (P)	575,304	442,705
First Horizon Alternative
Mortgage Securities Trust
Series 2006-AA1, Class 2A1,
2.210%, 04/25/2036 (P)	23,595	19,640
Series 2005-AA9, Class 3A1,
2.223%, 11/25/2035 (P)	342,271	282,370
Series 2005-AA7, Class 2A1,
2.236%, 09/25/2035 (P)	136,222	119,188
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	646,974
GMACM Mortgage Loan Trust
Series 2006-AR1, Class 1A1,
2.872%, 04/19/2036 (P)	517,081	455,734
Series 2005-AR5, Class 4A1,
3.125%, 09/19/2035 (P)	103,674	96,252
GS Mortgage Securities Corp. II
Series 2013-GC12, Class A4,
3.135%, 06/10/2046	370,000	358,673
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	670,000	675,000
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	325,000	334,749
Series 2013-GC14, Class A5,
4.243%, 08/10/2046	330,000	347,714
GSAA Home Equity Trust,
Series 2006-10, Class AF3
5.985%, 06/25/2036 (P)	240,940	139,242
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
2.622%, 01/25/2036 (P)	26,971	24,707
Series 2006-AR1, Class 2A4,
2.622%, 01/25/2036 (P)	48,957	44,003
HarborView Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.346%, 01/19/2038 (P)	170,471	143,228
Series 2006-12, Class 2A13,
0.396%, 12/19/2036 (P)	1,009,818	656,147
Series 2005-8, Class 1A2A,
0.486%, 09/19/2035 (P)	99,489	75,977
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,005,000	1,007,632
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.623%, 12/25/2036 (P)	567,458	493,533
IndyMac INDX Mortgage Loan Trust
Series 2006-AR8, Class A4A,
0.554%, 07/25/2046 (P)	322,642	169,392
Series 2005-AR13, Class 1A1,
2.432%, 08/25/2035 (P)	119,760	92,460

148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	$345,000	$347,358
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,405,695	1,488,898
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.729%, 05/25/2036 (P)	49,377	43,577
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	304,841	335,976
Series 2006-C4, Class A4,
5.833%, 06/15/2038 (P)	1,011,097	1,101,966
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	625,231	670,218
Lehman XS Trust, Series 2006-16N,
Class A4A 0.344%, 11/25/2046 (P)	351,997	286,800
Luminent Mortgage Trust, Series 2006-2,
Class A1A 0.354%, 02/25/2046 (P)	510,468	374,530
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.724%, 07/25/2035 (P)	425,082	363,637
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.657%, 05/12/2039 (P)	500,000	539,157
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4 5.378%, 08/12/2048	766,823	829,726
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	906,979	982,972
Series 2007-T27, Class A4,
5.648%, 06/11/2042 (P)	150,000	167,908
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	435,053	480,995
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	415,120	461,810
Morgan Stanley Mortgage Loan Trust
Series 2006-6AR, Class 1A1,
0.324%, 05/25/2036 (P)	105,206	52,786
Series 2006-6AR, Class 1A3,
0.324%, 05/25/2036 (P)	67,799	34,017
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	311,000	341,841
Residential Accredits Loans, Inc. Trust
Series 2006-QO7, Class 1A1,
0.929%, 09/25/2046 (P)	376,404	243,402
Series 2007-QH9, Class A1,
1.417%, 11/25/2037 (P)	200,090	121,840
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.604%, 03/25/2035 (P)	84,267	65,959
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.035%, 04/25/2037 (P)	53,193	46,072
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.448%, 07/20/2037 (P)	38,776	31,570
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	606,576

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Adjustable Rate
Mortgage Loan Trust
Series 2007-1, Class 1A1,
0.304%, 02/25/2037 (P)	$39,754	$28,213
Series 2004-13, Class A2,
0.454%, 09/25/2034 (P)	41,901	36,964
Structured Asset
Mortgage Investments II Trust
Series 2006-AR5, Class 4A1,
0.374%, 05/25/2046 (P)	114,987	64,362
Series 2005-AR8, Class A1A,
0.434%, 02/25/2036 (P)	33,142	25,855
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	360,000	350,388
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR16,
Class 4A8 2.624%, 10/25/2035 (P)	225,000	207,149
Wells Fargo Mortgage Backed
Securities Trust, Series 2006-AR16,
Class A1 2.678%, 10/25/2036 (P)	326,303	303,896
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5,
4.101%, 03/15/2047	504,634	519,763
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	325,000	339,629
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	460,000	506,278
U.S. Government Agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.095%, 09/16/2035	187,839	36,114

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $32,830,741)		$32,680,155

ASSET BACKED SECURITIES - 4.2%
ABFC Trust, Series 2006-HE1, Class A2D
0.374%, 01/25/2037 (P)	379,145	224,347
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	1,335,000	1,341,108
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	171,667	170,935
CPS Auto Trust
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	286,503	287,665
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	212,390	214,027
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	505,000	505,227
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	450,000	451,578
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	445,000	454,551
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	360,000	360,571
Series 2012-1A, Class A2,
1.960%, 11/15/2017 (S)	84,796	85,047
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	885,000	888,837

149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	$150,000	$149,423
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.204%, 12/25/2046 (P)	614,279	422,779
Series 2007-1, Class 1A1,
0.234%, 02/25/2037 (P)	748,442	400,581
Series 2007-4, Class A1,
0.254%, 03/25/2037 (P)	117,518	59,121
Series 2006-11, Class 2A2,
0.314%, 07/25/2036 (P)	565,250	267,649
Series 2007-3, Class 1A2,
0.324%, 03/25/2047 (P)	943,592	462,768
Series 2006-17, Class A3A,
0.394%, 11/25/2036 (P)	343,901	204,095
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	622,513	365,093
GSAA Trust
Series 2007-3, Class 2A1A,
0.196%, 03/25/2047 (P)	78,176	45,976
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	325,000	292,971
GSAMP Trust, Series 2007-FM2,
Class A2B 0.244%, 01/25/2037 (P)	389,683	208,268
Hertz Fleet Lease Funding LP,
Series 2013-3, Class A
0.704%, 12/10/2027 (P)(S)	470,000	471,007
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,095,000	1,148,739
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	296,065
Louisiana Local Government
Environmental Facilities &
Communities Development Authority,
Series 2010-ELL, Class A2
2.470%, 02/01/2019	1,321,682	1,356,495
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.384%, 04/25/2037 (P)	500,000	281,562
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	343,289
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	550,000	554,613
Series 2011-1, Class B,
2.350%, 11/16/2015	266,312	266,937
Series 2010-2, Class C,
3.890%, 07/17/2017	385,202	389,817
Securitized Asset Backed
Receivables LLC, Series 2006-HE1,
Class A2B 0.244%, 07/25/2036 (P)	202,828	92,263
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	2,201	2,201
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.334%, 07/25/2037 (P)	45,000	27,902
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	715,000	715,000

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	$176,000	$177,748

TOTAL ASSET BACKED SECURITIES (Cost $13,827,622)		$13,986,255

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	23,000	$638,020

TOTAL PREFERRED SECURITIES (Cost $644,000)		$638,020

PURCHASED OPTIONS - 0.1%
Call Options - 0.1%
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.710%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
08/29/2014; Strike Rate: 0.710%;
Counterparty: Goldman Sachs
& Company) (I)	10,565,000	16,031
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.730%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
08/29/2014; Strike Rate: 0.730%;
Counterparty: JPMorgan
Chase Company) (I)	12,890,000	22,114
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.745%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
09/05/2014; Strike Rate: 0.745%;
Counterparty: JPMorgan
Chase Company) (I)	7,565,000	13,268
Over the Counter on 5 Year Interest Rate
Swap. Receive a fixed rate of 2.100%
and pay a floating rate based on 12-
month LIBOR (Expiration Date:
03/06/2015; Strike Rate: 2.100%;
Counterparty: Goldman Sachs
& Company) (I)	6,500,000	52,827

		104,240
Put Options - 0.0%
Over the Counter on 10 Year Interest Rate
Swap. Receive a fixed rate of 3.500%
and pay a floating rate based on 12-
month LIBOR (Expiration Date:
03/05/2015; Strike Rate: 3.500%;
Counterparty: Goldman Sachs
& Company) (I)	4,945,000	86,049

TOTAL PURCHASED OPTIONS (Cost $252,681)		$190,289

150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.5%
Repurchase Agreement - 4.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2014 at 0.120%
to be repurchased at $15,000,050 on
04/01/2014, collateralized by
$14,291,660 Government National
Mortgage Association 3.000% - 5.000%
due 10/20/2039 to 02/15/2044 (valued
at $15,300,001, including interest)	$15,000,000	$15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,000,000)		$15,000,000

Total Investments (Investment Quality Bond Trust)
(Cost $326,343,625) - 101.5%		$338,655,005
Other assets and liabilities, net - (1.5%)		(5,159,878)

TOTAL NET ASSETS - 100.0%		$333,495,127

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 97.5%
Equity - 97.5%
All Cap Core, Series NAV (QS Investors)	566,523	$14,536,975
Alpha Opportunities, Series NAV (Wellington)	2,088,359	34,520,582
Blue Chip Growth, Series NAV (T.
Rowe Price)	1,054,076	35,638,297
Capital Appreciation, Series NAV (Jennison)	1,834,061	28,941,480
Emerging Markets Value, Series NAV (DFA)	4,151,899	40,771,650
Equity-Income, Series NAV (T. Rowe Price)	2,182,602	43,804,819
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	2,687,728	43,702,456
Fundamental Value, Series NAV (Davis)	1,447,419	29,628,661
International Core, Series NAV (GMO)	1,842,409	22,035,210
International Growth Opportunities,
Series NAV (Baillie Gifford)	584,871	8,199,898
International Growth Stock,
Series NAV (Invesco)	917,790	15,565,723
International Value, Series NAV (Templeton)	1,640,082	24,092,807
Mid Cap Stock, Series NAV (Wellington)	792,852	17,133,530
Mid Value, Series NAV (T. Rowe Price)	847,840	12,259,773
Real Estate Securities, Series NAV (Deutsche)	660,175	10,021,463
Small Cap Growth, Series NAV (Wellington)	352,531	4,572,327
Small Cap Opportunities,
Series NAV (DFA/Invesco)	208,792	6,485,089
Small Cap Value, Series NAV (Wellington)	120,793	3,190,147
Small Company Growth, Series NAV (Invesco)	116,727	3,071,096
Small Company Value, Series NAV (T.
Rowe Price)	145,456	3,713,503
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	1,032,839	17,651,214
Strategic Growth, Series NAV
(John Hancock) (A)(1)	1,311,076	20,426,557
U.S. Equity, Series NAV (GMO)	1,619,186	29,388,221

SHORT-TERM INVESTMENTS - 1.8%
U.S. Treasury Bills - 1.8%
U.S. Treasury Bills
0.025%, 06/05/2014 *	$2,000,000	$1,999,861
0.036%, 04/17/2014 *	1,500,000	1,499,976
0.070%, 09/04/2014 *	3,100,000	3,099,060

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
U.S. Treasury Bills (continued)
0.071%, 08/21/2014 *	$2,000,000	$1,999,444
Total Investments (Lifestyle Aggressive Trust)
(Cost $378,921,945) - 99.3%		$477,949,819
Other assets and liabilities, net - 0.7%		3,436,409

TOTAL NET ASSETS - 100.0%		$481,386,228

Lifestyle Aggressive PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 93.7%
John Hancock Variable Insurance Trust (G) - 93.7%
Equity - 93.7%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	1,305,925	$22,318,267

UNAFFILIATED INVESTMENT COMPANIES - 5.8%
Exchange-Traded Funds - 5.8%
Financial Select Sector SPDR Fund	4,941	$110,382
Vanguard Energy ETF	842	108,138
Vanguard FTSE Emerging Markets ETF	17,706	718,509
Vanguard Health Care ETF	1,137	121,568
Vanguard Information Technology ETF	2,280	208,688
Vanguard Materials ETF	330	35,082
Vanguard REIT ETF	1,009	71,256
Total Investments (Lifestyle Aggressive PS Series)
(Cost $23,305,726) - 99.5%		$23,691,890
Other assets and liabilities, net - 0.5%		129,863

TOTAL NET ASSETS - 100.0%		$23,821,753

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 51.2%
All Cap Core, Series NAV (QS Investors)	4,266,936	$109,489,574
Alpha Opportunities, Series NAV (Wellington)	16,428,730	271,566,903
Blue Chip Growth, Series NAV (T.
Rowe Price)	7,020,385	237,359,215
Capital Appreciation, Series NAV (Jennison)	11,813,684	186,419,935
Emerging Markets Value, Series NAV (DFA)	37,711,195	370,323,932
Equity-Income, Series NAV (T. Rowe Price)	15,044,638	301,945,889
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	14,941,962	242,956,302
Fundamental Value, Series NAV (Davis)	13,583,920	278,062,852
International Core, Series NAV (GMO)	20,831,268	249,141,968
International Growth Opportunities,
Series NAV (Baillie Gifford)	6,689,449	93,786,075
International Growth Stock,
Series NAV (Invesco)	10,577,399	179,392,692
International Value, Series NAV (Templeton)	18,282,193	268,565,420
Mid Cap Stock, Series NAV (Wellington)	6,963,345	150,477,888
Mid Value, Series NAV (T. Rowe Price)	10,909,285	157,748,262

151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
Small Cap Growth, Series NAV (Wellington)	4,962,767	$64,367,093
Small Cap Value, Series NAV (Wellington)	2,452,587	64,772,823
Small Company Growth, Series NAV (Invesco)	1,959,450	51,553,119
Small Company Value, Series NAV (T.
Rowe Price)	3,069,928	78,375,261
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	113,449,717	1,938,855,671
Strategic Growth, Series NAV
(John Hancock) (A)(1)	5,248,737	81,775,317
U.S. Equity, Series NAV (GMO)	12,191,412	221,274,127
Fixed Income - 47.4%
Bond Trust, Series NAV
(John Hancock) (A)(1)	143,442,563	1,940,777,872
Core Bond, Series NAV (Wells Capital)	53,039,786	692,169,212
Global Bond, Series NAV (PIMCO)	19,027,597	241,460,205
New Income, Series NAV (T. Rowe Price)	87,426,967	1,151,413,150
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	6,507,962	81,609,842
Total Return, Series NAV (PIMCO)	78,559,615	1,077,837,918
Alternative - 0.3%
Global Conservative Absolute Return,
Series NAV (Standard Life) (I)	3,549,482	36,062,742

COMMON STOCK - 0.0%
Financials - 0.0%
ResCap Liquidating Trust (I)	317	4,677

SHORT-TERM INVESTMENTS - 0.7%
U.S. Treasury Bills - 0.7%
U.S. Treasury Bills
0.025%, 06/05/2014 *	$23,500,000	$23,498,939
0.036%, 04/17/2014 *	26,200,000	26,199,581
0.070%, 09/04/2014 *	10,100,000	10,096,936
0.071%, 08/21/2014 *	23,500,000	23,493,465
Total Investments (Lifestyle Balanced Trust)
(Cost $9,201,577,942) - 99.6%		$10,902,834,857
Other assets and liabilities, net - 0.4%		39,920,374

TOTAL NET ASSETS - 100.0%		$10,942,755,231

Lifestyle Balanced PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 50.2%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	28,518,659	$487,383,879
Fixed Income - 49.8%
Bond PS, Series NAV (John Hancock) (A)(1)	4,510,570	57,780,406
Bond Trust, Series NAV (John Hancock) (A)(1)	31,399,176	424,830,854
Total Investments (Lifestyle Balanced PS Series)
(Cost $951,648,784) - 100.0%		$969,995,139
Other assets and liabilities, net - 0.0%		(12,708)

TOTAL NET ASSETS - 100.0%		$969,982,431

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 20.0%
Blue Chip Growth, Series NAV (T.
Rowe Price)	1,116,982	$37,765,158
Equity-Income, Series NAV (T. Rowe Price)	1,915,754	38,449,177
Fundamental Value, Series NAV (Davis)	1,200,853	24,581,451
International Core, Series NAV (GMO)	3,611,157	43,189,437
International Growth Opportunities,
Series NAV (Baillie Gifford)	521,435	7,310,524
International Growth Stock,
Series NAV (Invesco)	719,169	12,197,104
International Value, Series NAV (Templeton)	3,154,122	46,334,052
Mid Cap Stock, Series NAV (Wellington)	528,126	11,412,794
Mid Value, Series NAV (T. Rowe Price)	841,778	12,172,103
Small Cap Growth, Series NAV (Wellington)	719,080	9,326,470
Small Cap Value, Series NAV (Wellington)	599,371	15,829,376
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	7,352,242	125,649,823
U.S. Equity, Series NAV (GMO)	1,132,007	20,545,934
Fixed Income - 78.3%
Bond Trust, Series NAV
(John Hancock) (A)(1)	42,282,866	572,087,171
Core Bond, Series NAV (Wells Capital)	16,453,417	214,717,093
Global Bond, Series NAV (PIMCO)	5,978,503	75,867,205
New Income, Series NAV (T. Rowe Price)	27,233,820	358,669,409
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	1,949,841	24,451,005
Total Return, Series NAV (PIMCO)	24,482,061	335,893,872
Alternative - 0.6%
Global Conservative Absolute Return,
Series NAV (Standard Life) (I)	1,160,768	11,793,405

SHORT-TERM INVESTMENTS - 0.8%
U.S. Treasury Bills - 0.8%
U.S. Treasury Bills
0.025%, 06/05/2014 *	$4,400,000	$4,399,801
0.036%, 04/17/2014 *	5,800,000	5,799,907
0.070%, 09/04/2014 *	2,500,000	2,499,242
0.071%, 08/21/2014 *	4,400,000	4,398,776
Total Investments (Lifestyle Conservative Trust)
(Cost $1,933,425,148) - 99.7%		$2,015,340,289
Other assets and liabilities, net - 0.3%		5,078,517

TOTAL NET ASSETS - 100.0%		$2,020,418,806

Lifestyle Conservative PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 20.1%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	2,193,490	$37,486,736
Fixed Income - 79.9%
Bond PS, Series NAV (John Hancock) (A)(1)	1,557,759	19,954,887

152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle Conservative PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income (continued)
Bond Trust, Series NAV (John Hancock) (A)(1)	9,519,133	$128,793,873
Total Investments (Lifestyle Conservative PS Series)
(Cost $185,344,550) - 100.0%		$186,235,496
Other assets and liabilities, net - 0.0%		(14,948)

TOTAL NET ASSETS - 100.0%		$186,220,548

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 98.6%
Equity - 71.3%
All Cap Core, Series NAV (QS Investors)	5,971,136	$153,219,343
Alpha Opportunities, Series NAV (Wellington)	32,286,082	533,688,935
Blue Chip Growth, Series NAV (T.
Rowe Price)	13,153,379	444,715,730
Capital Appreciation, Series NAV (Jennison)	23,453,132	370,090,425
Emerging Markets Value, Series NAV (DFA)	59,858,681	587,812,245
Equity-Income, Series NAV (T. Rowe Price)	32,285,997	647,979,968
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	25,647,376	417,026,333
Fundamental Value, Series NAV (Davis)	26,633,858	545,195,083
International Core, Series NAV (GMO)	30,566,205	365,571,810
International Growth Opportunities,
Series NAV (Baillie Gifford)	10,194,228	142,923,076
International Growth Stock,
Series NAV (Invesco)	15,577,725	264,198,223
International Value, Series NAV (Templeton)	28,550,349	419,404,628
Mid Cap Stock, Series NAV (Wellington)	9,185,775	198,504,601
Mid Value, Series NAV (T. Rowe Price)	14,538,356	210,224,623
Small Cap Growth, Series NAV (Wellington)	8,239,184	106,862,221
Small Cap Opportunities,
Series NAV (DFA/Invesco)	2,902,666	90,156,811
Small Cap Value, Series NAV (Wellington)	3,280,630	86,641,447
Small Company Growth, Series NAV (Invesco)	3,368,229	88,618,106
Small Company Value, Series NAV (T.
Rowe Price)	5,050,627	128,942,503
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	205,183,318	3,506,582,907
Strategic Growth, Class NAV
(John Hancock) (A)(1)	11,482,326	178,894,647
U.S. Equity, Series NAV (GMO)	27,761,780	503,876,303
Fixed Income - 27.0%
Bond Trust, Series NAV
(John Hancock) (A)(1)	101,303,227	1,370,632,659
Core Bond, Series NAV (Wells Capital)	39,822,685	519,686,043
Global Bond, Series NAV (PIMCO)	14,236,682	180,663,492
New Income, Series NAV (T. Rowe Price)	65,250,697	859,351,677
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	4,184,244	52,470,420
Total Return, Series NAV (PIMCO)	58,602,883	804,031,553
Alternative - 0.3%
Global Conservative Absolute Return,
Series NAV (Standard Life) (I)	3,804,777	38,656,531

COMMON STOCK - 0.0%
Equity - 0.0%
Facebook, Inc., Class B (I)	4,294	258,671

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.2%
U.S. Treasury Bills - 1.2%
U.S. Treasury Bills
0.025%, 06/05/2014 *	$45,300,000	$45,297,955
0.036%, 04/17/2014 *	59,000,000	58,999,056
0.070%, 09/04/2014 *	25,800,000	25,792,174
0.071%, 08/21/2014 *	45,300,000	45,287,403
Total Investments (Lifestyle Growth Trust)
(Cost $11,192,550,763) - 99.8%		$13,992,257,602
Other assets and liabilities, net - 0.2%		25,287,586

TOTAL NET ASSETS - 100.0%		$14,017,545,188

Lifestyle Growth PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 70.1%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	71,805,239	$1,227,151,535
Fixed Income - 29.9%
Bond PS, Series NAV (John Hancock) (A)(1)	5,665,020	72,568,912
Bond Trust, Series NAV (John Hancock) (A)(1)	33,316,933	450,778,098
Total Investments (Lifestyle Growth PS Series)
(Cost $1,713,214,595) - 100.0%		$1,750,498,545
Other assets and liabilities, net - 0.0%		(19,176)

TOTAL NET ASSETS - 100.0%		$1,750,479,369

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 98.8%
Equity - 40.1%
Alpha Opportunities, Series NAV (Wellington)	3,612,405	$59,713,050
Blue Chip Growth, Series NAV (T.
Rowe Price)	2,363,310	79,903,523
Capital Appreciation, Series NAV (Jennison)	4,174,783	65,878,068
Equity-Income, Series NAV (T. Rowe Price)	4,610,129	92,525,295
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	2,910,439	47,323,739
Fundamental Value, Series NAV (Davis)	2,980,189	61,004,474
International Core, Series NAV (GMO)	6,831,493	81,704,656
International Growth Opportunities,
Series NAV (Baillie Gifford)	2,058,636	28,862,081
International Growth Stock,
Series NAV (Invesco)	3,163,801	53,658,072
International Value, Series NAV (Templeton)	6,468,524	95,022,611
Mid Cap Stock, Series NAV (Wellington)	1,376,080	29,737,100
Mid Value, Series NAV (T. Rowe Price)	2,168,340	31,354,201
Small Cap Growth, Series NAV (Wellington)	1,221,294	15,840,188
Small Cap Value, Series NAV (Wellington)	666,357	17,598,486
Small Company Growth, Series NAV (Invesco)	470,544	12,380,018
Small Company Value, Series NAV (T.
Rowe Price)	771,582	19,698,495

153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	26,076,304	$445,644,038
U.S. Equity, Series NAV (GMO)	1,674,909	30,399,596
Fixed Income - 58.3%
Bond Trust, Series NAV
(John Hancock) (A)(1)	52,054,509	704,297,508
Core Bond, Series NAV (Wells Capital)	18,693,136	243,945,430
Global Bond, Series NAV (PIMCO)	6,687,846	84,868,768
New Income, Series NAV (T. Rowe Price)	30,727,751	404,684,487
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	2,132,896	26,746,521
Total Return, Series NAV (PIMCO)	27,399,864	375,926,130
Alternative - 0.4%
Global Conservative Absolute Return,
Series NAV (Standard Life) (I)	1,382,294	14,044,110

SHORT-TERM INVESTMENTS - 0.8%
U.S. Treasury Bills - 0.8%
U.S. Treasury Bills
0.025%, 06/05/2014 *	$6,800,000	$6,799,693
0.036%, 04/17/2014 *	7,600,000	7,599,878
0.070%, 09/04/2014 *	3,200,000	3,199,029
0.071%, 08/21/2014 *	6,800,000	6,798,109
Total Investments (Lifestyle Moderate Trust)
(Cost $2,749,725,801) - 99.6%		$3,147,157,354
Other assets and liabilities, net - 0.4%		11,681,350

TOTAL NET ASSETS - 100.0%		$3,158,838,704

Lifestyle Moderate PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 40.2%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	7,673,303	$131,136,751
Fixed Income - 59.8%
Bond PS, Series NAV (John Hancock) (A)(1)	2,159,156	27,658,786
Bond Trust, Series NAV (John Hancock) (A)(1)	12,392,745	167,673,839
Total Investments (Lifestyle Moderate PS Series)
(Cost $320,950,527) - 100.0%		$326,469,376
Other assets and liabilities, net - 0.0%		(15,465)

TOTAL NET ASSETS - 100.0%		$326,453,911

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.7%
Consumer Discretionary - 13.0%
Auto Components - 0.3%
Gentex Corp.	75,962	$2,395,082

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.2%
Thor Industries, Inc.	23,390	$1,428,193
Distributors - 0.5%
LKQ Corp. (I)	157,192	4,142,009
Diversified Consumer Services - 0.9%
Apollo Education Group, Inc. (I)	51,841	1,775,036
DeVry Education Group, Inc.	29,770	1,261,950
Matthews International Corp., Class A	14,169	578,237
Service Corp. International	110,757	2,201,849
Sotheby’s	36,065	1,570,631

		7,387,703
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (I)	20,399	1,351,842
Bob Evans Farms, Inc.	12,873	644,036
Brinker International, Inc.	35,018	1,836,694
Domino’s Pizza, Inc.	29,064	2,237,056
International Speedway Corp., Class A	14,493	492,617
Life Time Fitness, Inc. (I)(L)	20,204	971,812
Panera Bread Company, Class A (I)	13,736	2,423,992
Scientific Games Corp., Class A (I)	25,224	346,326
The Cheesecake Factory, Inc.	24,705	1,176,699
The Wendy’s Company	137,540	1,254,365

		12,735,439
Household Durables - 1.7%
Jarden Corp. (I)	64,539	3,861,358
KB Home (L)	43,087	732,048
MDC Holdings, Inc.	20,307	574,282
NVR, Inc. (I)	2,147	2,462,609
Tempur Sealy International, Inc. (I)	31,633	1,602,844
Toll Brothers, Inc. (I)	83,459	2,996,178
Tupperware Brands Corp.	26,312	2,203,893

		14,433,212
Internet & Catalog Retail - 0.1%
HSN, Inc.	17,449	1,042,229
Leisure Products - 0.8%
Brunswick Corp.	48,292	2,187,145
Polaris Industries, Inc.	34,281	4,789,399

		6,976,544
Media - 1.2%
AMC Networks, Inc., Class A (I)	30,926	2,260,381
Cinemark Holdings, Inc.	54,189	1,572,023
DreamWorks Animation
SKG, Inc., Class A (I)	37,495	995,492
John Wiley & Sons, Inc., Class A	24,301	1,400,710
Lamar Advertising Company, Class A (I)	34,141	1,740,850
Meredith Corp.	19,269	894,660
The New York Times Company, Class A (L)	65,830	1,127,010

		9,991,126
Multiline Retail - 0.3%
Big Lots, Inc. (I)	30,491	1,154,694
J.C. Penney Company, Inc. (I)(L)	159,196	1,372,270

		2,526,964
Specialty Retail - 3.8%
Aaron’s, Inc.	37,528	1,134,847
Abercrombie & Fitch Company, Class A (L)	39,883	1,535,496
Advance Auto Parts, Inc.	38,033	4,811,175
American Eagle Outfitters, Inc.	88,743	1,086,214
ANN, Inc. (I)	23,849	989,257
Ascena Retail Group, Inc. (I)	67,325	1,163,376

154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Cabela’s, Inc. (I)	24,323	$1,593,400
Chico’s FAS, Inc.	82,971	1,330,025
CST Brands, Inc.	39,528	1,234,855
Dick’s Sporting Goods, Inc.	53,136	2,901,757
Foot Locker, Inc.	76,520	3,594,910
Guess?, Inc.	30,858	851,681
Murphy USA, Inc. (I)	23,259	944,083
Office Depot, Inc. (I)	252,690	1,043,610
Rent-A-Center, Inc.	27,474	730,808
Signet Jewelers, Ltd.	41,836	4,428,759
Williams-Sonoma, Inc.	45,731	3,047,514

		32,421,767
Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc.	27,978	2,172,492
Deckers Outdoor Corp. (I)(L)	18,058	1,439,764
Hanesbrands, Inc.	51,878	3,967,629
Kate Spade & Company (I)	64,366	2,387,335
Under Armour, Inc., Class A (I)	41,951	4,809,263

		14,776,483

		110,256,751
Consumer Staples - 3.2%
Food & Staples Retailing - 0.3%
SUPERVALU, Inc. (I)	102,417	700,532
United Natural Foods, Inc. (I)	25,868	1,834,559

		2,535,091
Food Products - 1.8%
Dean Foods Company	49,584	766,569
Flowers Foods, Inc.	91,380	1,960,101
Hillshire Brands Company	63,886	2,380,392
Ingredion, Inc.	38,848	2,644,772
Lancaster Colony Corp.	10,146	1,008,715
Post Holdings, Inc. (I)	19,657	1,083,494
The Hain Celestial Group, Inc. (I)	26,007	2,378,860
The WhiteWave Foods Company, Class A (I)	90,502	2,582,927
Tootsie Roll Industries, Inc. (L)	10,833	324,340

		15,130,170
Household Products - 1.0%
Church & Dwight Company, Inc.	71,534	4,940,853
Energizer Holdings, Inc.	32,660	3,290,168

		8,231,021
Tobacco - 0.1%
Universal Corp. (L)	12,058	673,922

		26,570,204
Energy - 5.7%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (I)	30,134	1,518,452
CARBO Ceramics, Inc. (L)	10,374	1,431,508
Dresser-Rand Group, Inc. (I)	39,782	2,323,667
Dril-Quip, Inc. (I)	21,213	2,377,977
Helix Energy Solutions Group, Inc. (I)	51,463	1,182,620
Oceaneering International, Inc.	56,423	4,054,557
Oil States International, Inc. (I)	27,815	2,742,559
Patterson-UTI Energy, Inc.	75,219	2,382,938
Superior Energy Services, Inc.	82,828	2,547,789
Tidewater, Inc.	25,752	1,252,062
Unit Corp. (I)	22,850	1,493,933

		23,308,062

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.0%
Alpha Natural Resources, Inc. (I)(L)	114,754	$487,705
Bill Barrett Corp. (I)(L)	25,759	659,430
Cimarex Energy Company	45,384	5,405,688
Energen Corp.	37,921	3,064,396
Gulfport Energy Corp. (I)	44,447	3,163,737
HollyFrontier Corp.	103,784	4,938,043
Rosetta Resources, Inc. (I)	31,998	1,490,467
SM Energy Company	34,974	2,493,296
World Fuel Services Corp.	37,529	1,655,029
WPX Energy, Inc. (I)	105,221	1,897,135

		25,254,926

		48,562,988
Financials - 22.3%
Banks - 4.5%
Associated Banc-Corp.	83,953	1,516,191
BancorpSouth, Inc.	43,860	1,094,746
Bank of Hawaii Corp.	23,260	1,409,789
Cathay General Bancorp	38,608	972,536
City National Corp.	24,804	1,952,571
Commerce Bancshares, Inc.	42,514	1,973,500
Cullen/Frost Bankers, Inc. (L)	27,545	2,135,564
East West Bancorp, Inc.	74,687	2,726,076
First Horizon National Corp.	123,397	1,522,719
First Niagara Financial Group, Inc.	184,721	1,745,613
FirstMerit Corp.	86,102	1,793,505
Fulton Financial Corp.	99,950	1,257,371
Hancock Holding Company	42,913	1,572,761
International Bancshares Corp.	29,669	744,099
Prosperity Bancshares, Inc.	29,689	1,963,927
Signature Bank (I)	24,662	3,097,301
SVB Financial Group (I)	23,916	3,079,902
Synovus Financial Corp.	507,297	1,719,737
TCF Financial Corp.	86,306	1,437,858
Trustmark Corp.	35,218	892,776
Valley National Bancorp (L)	104,473	1,087,564
Webster Financial Corp.	47,178	1,465,349
WestAmerica Bancorp. (L)	13,830	747,926

		37,909,381
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (I)	27,780	5,557,389
Eaton Vance Corp.	64,027	2,443,270
Federated Investors, Inc., Class B (L)	49,211	1,502,904
Greenhill & Company, Inc. (L)	13,868	720,859
Janus Capital Group, Inc. (L)	78,754	856,056
Raymond James Financial, Inc.	64,604	3,613,302
SEI Investments Company	74,184	2,493,324
Waddell & Reed Financial, Inc., Class A	44,248	3,257,538

		20,444,642
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	45,104	2,552,886
MSCI, Inc. (I)	60,831	2,616,950

		5,169,836
Insurance - 5.0%
Alleghany Corp. (I)	8,708	3,547,465
American Financial Group, Inc.	37,365	2,156,334
Arthur J. Gallagher & Company	69,817	3,321,893
Aspen Insurance Holdings, Ltd.	34,080	1,352,976
Brown & Brown, Inc.	62,206	1,913,457
Everest Re Group, Ltd.	24,710	3,781,866
Fidelity National Financial, Inc., Class A	144,130	4,531,447

155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
First American Financial Corp.	55,366	$1,469,967
HCC Insurance Holdings, Inc.	52,040	2,367,300
Kemper Corp.	26,606	1,042,157
Mercury General Corp.	18,838	849,217
Old Republic International Corp.	126,357	2,072,255
Primerica, Inc.	28,674	1,350,832
Protective Life Corp.	41,007	2,156,558
Reinsurance Group of America, Inc.	36,921	2,940,019
RenaissanceRe Holdings, Ltd.	21,729	2,120,750
StanCorp Financial Group, Inc.	22,848	1,526,246
The Hanover Insurance Group, Inc.	22,915	1,407,898
W.R. Berkley Corp.	54,305	2,260,174

		42,168,811
Real Estate Investment Trusts - 8.7%
Alexandria Real Estate Equities, Inc.	37,372	2,711,712
American Campus Communities, Inc.	54,673	2,042,037
BioMed Realty Trust, Inc.	100,469	2,058,610
BRE Properties, Inc. (I)	40,320	2,531,290
Camden Property Trust	44,562	3,000,805
Corporate Office Properties Trust	45,704	1,217,555
Corrections Corp. of America	60,466	1,893,795
Duke Realty Corp.	170,616	2,879,998
Equity One, Inc.	32,864	734,182
Essex Property Trust, Inc.	20,135	3,423,957
Extra Space Storage, Inc.	57,374	2,783,213
Federal Realty Investment Trust	34,848	3,997,763
Highwoods Properties, Inc.	46,914	1,801,967
Home Properties, Inc.	29,766	1,789,532
Hospitality Properties Trust	78,048	2,241,539
Kilroy Realty Corp.	42,838	2,509,450
Liberty Property Trust	76,472	2,826,405
Mack-Cali Realty Corp.	46,236	961,246
Mid-America Apartment Communities, Inc.	39,104	2,669,630
National Retail Properties, Inc.	63,634	2,183,919
Omega Healthcare Investors, Inc.	64,806	2,172,297
Potlatch Corp.	21,051	814,463
Rayonier, Inc.	65,955	3,027,994
Realty Income Corp.	108,292	4,424,811
Regency Centers Corp.	48,158	2,458,947
Senior Housing Properties Trust	98,176	2,206,015
SL Green Realty Corp.	49,578	4,988,538
Taubman Centers, Inc.	32,888	2,328,142
UDR, Inc.	131,163	3,387,940
Weingarten Realty Investors	58,543	1,756,290

		73,824,042
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	22,355	951,429
Jones Lang LaSalle, Inc.	23,214	2,750,859

		3,702,288
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	43,645	603,174
New York Community Bancorp, Inc. (L)	230,615	3,705,983
Washington Federal, Inc.	53,465	1,245,735

		5,554,892

		188,773,892
Health Care - 9.1%
Biotechnology - 0.6%
Cubist Pharmaceuticals, Inc. (I)	39,010	2,853,582
United Therapeutics Corp. (I)	24,222	2,277,595

		5,131,177

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (I)	37,392	$1,936,532
Hill-Rom Holdings, Inc.	29,954	1,154,427
Hologic, Inc. (I)	143,097	3,076,586
IDEXX Laboratories, Inc. (I)	26,886	3,263,960
Masimo Corp. (I)	27,011	737,670
ResMed, Inc. (L)	73,974	3,305,898
Sirona Dental Systems, Inc. (I)(L)	28,817	2,151,765
STERIS Corp.	30,750	1,468,313
Teleflex, Inc.	21,484	2,303,944
The Cooper Companies, Inc.	24,949	3,426,995
Thoratec Corp. (I)	29,589	1,059,582

		23,885,672
Health Care Providers & Services - 2.9%
Community Health Systems, Inc. (I)	59,141	2,316,553
Health Net, Inc. (I)	41,725	1,419,067
Henry Schein, Inc. (I)	44,588	5,322,470
LifePoint Hospitals, Inc. (I)	24,593	1,341,548
MEDNAX, Inc. (I)	52,777	3,271,118
Omnicare, Inc.	52,037	3,105,048
Owens & Minor, Inc. (L)	33,015	1,156,515
Universal Health Services, Inc., Class B	46,801	3,840,958
VCA Antech, Inc. (I)	46,094	1,485,610
WellCare Health Plans, Inc. (I)	22,830	1,450,162

		24,709,049
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (I)	83,123	1,498,708
HMS Holdings Corp. (I)	45,448	865,784

		2,364,492
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A (I)	10,495	1,344,619
Charles River
Laboratories International, Inc. (I)	24,849	1,499,389
Covance, Inc. (I)	29,535	3,068,687
Mettler-Toledo International, Inc. (I)	15,327	3,612,267
Techne Corp.	17,325	1,479,035

		11,003,997
Pharmaceuticals - 1.2%
Endo International PLC (I)	71,713	4,923,097
Mallinckrodt PLC (I)	30,341	1,923,923
Salix Pharmaceuticals, Ltd. (I)	33,036	3,422,860

		10,269,880

		77,364,267
Industrials - 16.2%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.	16,599	2,359,548
B/E Aerospace, Inc. (I)	51,530	4,472,289
Esterline Technologies Corp. (I)	16,594	1,767,925
Exelis, Inc.	98,835	1,878,853
Huntington Ingalls Industries, Inc.	25,414	2,598,836
Triumph Group, Inc.	27,369	1,767,490

		14,844,941
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc. (L)	47,331	501,235
Airlines - 0.5%
Alaska Air Group, Inc.	35,819	3,342,271
JetBlue Airways Corp. (I)(L)	118,737	1,031,825

		4,374,096

156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.9%
AO Smith Corp.	39,982	$1,839,972
Fortune Brands Home & Security, Inc.	86,324	3,632,514
Lennox International, Inc.	23,484	2,134,930

		7,607,416
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc. (I)	28,823	1,579,212
Copart, Inc. (I)	58,415	2,125,722
Deluxe Corp.	26,228	1,376,183
Herman Miller, Inc.	30,918	993,395
HNI Corp.	23,503	859,270
MSA Safety, Inc.	16,567	944,319
R.R. Donnelley & Sons Company	103,192	1,847,137
Rollins, Inc.	33,608	1,016,306
The Brink’s Company	25,069	715,720
Waste Connections, Inc.	64,449	2,826,733

		14,283,997
Construction & Engineering - 0.7%
AECOM Technology Corp. (I)	51,703	1,663,286
Granite Construction, Inc.	18,779	749,845
KBR, Inc.	77,300	2,062,364
URS Corp.	37,647	1,771,668

		6,247,163
Electrical Equipment - 1.0%
Acuity Brands, Inc.	22,465	2,978,185
General Cable Corp.	25,553	654,412
Hubbell, Inc., Class B	28,113	3,369,905
Regal-Beloit Corp.	23,526	1,710,575

		8,713,077
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	33,199	2,634,009
Machinery - 5.2%
AGCO Corp.	45,463	2,507,739
CLARCOR, Inc.	26,292	1,507,846
Crane Company	25,529	1,816,388
Donaldson Company, Inc.	69,670	2,954,008
Graco, Inc.	31,693	2,368,735
Harsco Corp.	41,893	981,553
IDEX Corp.	42,241	3,078,946
ITT Corp.	47,676	2,038,626
Kennametal, Inc.	41,005	1,816,522
Lincoln Electric Holdings, Inc.	42,257	3,042,927
Nordson Corp.	31,554	2,224,241
Oshkosh Corp.	43,882	2,583,333
SPX Corp.	23,408	2,301,240
Terex Corp.	57,660	2,554,338
Timken Company	40,653	2,389,583
Trinity Industries, Inc.	40,413	2,912,565
Valmont Industries, Inc. (L)	13,995	2,083,016
Wabtec Corp.	50,117	3,884,068
Woodward, Inc.	31,207	1,296,027

		44,341,701
Marine - 0.4%
Kirby Corp. (I)	29,665	3,003,581
Professional Services - 1.1%
FTI Consulting, Inc. (I)	21,208	707,075
ManpowerGroup, Inc.	41,493	3,270,893
The Corporate Executive Board Company	17,561	1,303,553
Towers Watson & Company, Class A	33,455	3,815,543

		9,097,064

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 1.3%
Con-way, Inc.	29,749	$1,222,089
Genesee & Wyoming, Inc., Class A (I)	26,550	2,583,846
J.B. Hunt Transport Services, Inc.	47,743	3,433,677
Landstar System, Inc.	23,744	1,406,120
Old Dominion Freight Line, Inc. (I)	36,391	2,064,825
Werner Enterprises, Inc.	24,052	613,567

		11,324,124
Trading Companies & Distributors - 1.2%
GATX Corp.	23,994	1,628,713
MSC Industrial Direct Company, Inc., Class A	24,624	2,130,468
United Rentals, Inc. (I)	48,622	4,616,173
Watsco, Inc.	14,162	1,414,925

		9,790,279

		136,762,683
Information Technology - 15.3%
Communications Equipment - 0.9%
ADTRAN, Inc.	29,549	721,291
Ciena Corp. (I)(L)	54,796	1,246,061
InterDigital, Inc. (L)	21,106	698,820
JDS Uniphase Corp. (I)	121,802	1,705,228
Plantronics, Inc.	22,422	996,658
Polycom, Inc. (I)	71,402	979,635
Riverbed Technology, Inc. (I)	83,456	1,644,918

		7,992,611
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc. (I)	52,124	3,094,081
Avnet, Inc.	72,130	3,356,209
Ingram Micro, Inc., Class A (I)	80,618	2,383,068
Itron, Inc. (I)	20,333	722,635
Knowles Corp. (I)	44,342	1,399,877
National Instruments Corp.	51,271	1,470,965
Tech Data Corp. (I)	19,855	1,210,361
Trimble Navigation, Ltd. (I)	135,535	5,268,245
Vishay Intertechnology, Inc.	70,755	1,052,834
Zebra Technologies Corp., Class A (I)	26,271	1,823,470

		21,781,745
Internet Software & Services - 1.1%
AOL, Inc. (I)	41,442	1,813,916
Conversant, Inc. (I)(L)	33,033	929,879
Equinix, Inc. (I)	25,772	4,763,696
Rackspace Hosting, Inc. (I)	60,666	1,991,058

		9,498,549
IT Services - 2.8%
Acxiom Corp. (I)	39,840	1,370,297
Broadridge Financial Solutions, Inc.	62,305	2,314,008
Convergys Corp.	52,438	1,148,917
CoreLogic, Inc. (I)	47,621	1,430,535
DST Systems, Inc.	15,247	1,445,263
Gartner, Inc. (I)	48,080	3,338,675
Global Payments, Inc.	37,513	2,667,549
Jack Henry & Associates, Inc. (L)	44,592	2,486,450
Leidos Holdings, Inc. (L)	38,015	1,344,591
ManTech International Corp., Class A	12,355	363,361
NeuStar, Inc., Class A (I)(L)	31,931	1,038,077
Science Applications International Corp.	21,639	809,082
VeriFone Systems, Inc. (I)	57,954	1,960,004
WEX, Inc. (I)	20,288	1,928,374

		23,645,183

157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (I)(L)	321,928	$1,290,931
Atmel Corp. (I)	222,123	1,856,948
Cree, Inc. (I)	63,420	3,587,035
Cypress Semiconductor Corp. (I)(L)	74,030	760,288
Fairchild Semiconductor International, Inc. (I)	65,040	896,902
Integrated Device Technology, Inc. (I)	70,984	868,134
International Rectifier Corp. (I)	37,229	1,020,075
Intersil Corp., Class A	66,936	864,813
RF Micro Devices, Inc. (I)	147,708	1,163,939
Semtech Corp. (I)	35,651	903,396
Silicon Laboratories, Inc. (I)	20,606	1,076,664
Skyworks Solutions, Inc. (I)	98,523	3,696,583
SunEdison, Inc. (I)	128,195	2,415,194
Teradyne, Inc. (L)(I)	101,167	2,012,212

		22,413,114
Software - 4.1%
ACI Worldwide, Inc. (I)	20,019	1,184,925
Advent Software, Inc.	21,203	622,520
ANSYS, Inc. (I)	48,261	3,717,062
Cadence Design Systems, Inc. (I)	150,787	2,343,230
CommVault Systems, Inc. (I)(L)	23,284	1,512,296
Compuware Corp.	113,797	1,194,869
Concur Technologies, Inc. (I)	24,812	2,458,125
FactSet Research Systems, Inc. (L)	20,744	2,236,411
Fair Isaac Corp.	18,218	1,007,820
Fortinet, Inc. (I)	71,356	1,571,973
Informatica Corp. (I)	56,959	2,151,911
Mentor Graphics Corp.	50,953	1,121,985
MICROS Systems, Inc. (I)	39,251	2,077,555
PTC, Inc. (I)	61,841	2,191,027
Rovi Corp. (I)	51,381	1,170,459
SolarWinds, Inc. (I)	34,139	1,455,346
Solera Holdings, Inc.	35,971	2,278,403
Synopsys, Inc. (I)	80,393	3,087,895
TIBCO Software, Inc. (I)	79,600	1,617,472

		35,001,284
Technology Hardware, Storage & Peripherals - 1.1%
3D Systems Corp. (I)(L)	50,066	2,961,404
Diebold, Inc.	33,534	1,337,671
Lexmark International, Inc., Class A	32,065	1,484,289
NCR Corp. (I)	86,952	3,178,096

		8,961,460

		129,293,946
Materials - 7.0%
Chemicals - 2.8%
Albemarle Corp.	41,461	2,753,840
Ashland, Inc.	37,744	3,754,773
Cabot Corp.	31,226	1,844,208
Cytec Industries, Inc.	18,609	1,816,424
Intrepid Potash, Inc. (I)(L)	28,725	444,089
Minerals Technologies, Inc.	18,018	1,163,242
NewMarket Corp.	5,832	2,279,029
Olin Corp. (L)	41,325	1,140,983
RPM International, Inc.	69,450	2,905,788
Sensient Technologies Corp.	26,172	1,476,363
The Scotts Miracle-Gro Company, Class A	22,977	1,408,031
Valspar Corp.	41,036	2,959,516

		23,946,286
Construction Materials - 0.6%
Eagle Materials, Inc.	26,072	2,311,544

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc. (L)	24,084	$3,091,181

		5,402,725
Containers & Packaging - 1.7%
AptarGroup, Inc.	34,201	2,260,686
Greif, Inc., Class A	15,974	838,475
Packaging Corp. of America	51,211	3,603,718
Rock-Tenn Company, Class A	37,413	3,949,690
Silgan Holdings, Inc.	22,893	1,133,661
Sonoco Products Company	53,314	2,186,940

		13,973,170
Metals & Mining - 1.5%
Carpenter Technology Corp.	27,683	1,828,185
Commercial Metals Company	61,218	1,155,796
Compass Minerals International, Inc.	17,486	1,442,945
Reliance Steel & Aluminum Company	40,467	2,859,398
Royal Gold, Inc.	33,964	2,126,826
Steel Dynamics, Inc.	116,355	2,069,955
Worthington Industries, Inc.	27,512	1,052,334

		12,535,439
Paper & Forest Products - 0.4%
Domtar Corp.	16,962	1,903,476
Louisiana-Pacific Corp. (I)	73,773	1,244,551

		3,148,027

		59,005,647
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.3%
tw telecom, Inc. (I)	73,345	2,292,765
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	51,639	1,353,458

		3,646,223
Utilities - 4.5%
Electric Utilities - 1.6%
Cleco Corp.	31,562	1,596,406
Great Plains Energy, Inc.	80,234	2,169,527
Hawaiian Electric Industries, Inc. (L)	52,860	1,343,701
IDACORP, Inc.	26,239	1,455,477
OGE Energy Corp.	103,562	3,806,939
PNM Resources, Inc.	41,676	1,126,502
Westar Energy, Inc.	67,142	2,360,713

		13,859,265
Gas Utilities - 1.5%
Atmos Energy Corp.	52,210	2,460,657
National Fuel Gas Company	43,679	3,059,277
ONE Gas, Inc. (I)	27,077	972,877
Questar Corp.	91,263	2,170,234
UGI Corp.	59,838	2,729,211
WGL Holdings, Inc.	27,079	1,084,785

		12,477,041
Multi-Utilities - 1.1%
Alliant Energy Corp.	57,831	3,285,379
Black Hills Corp.	23,246	1,340,132
MDU Resources Group, Inc.	98,744	3,387,907
Vectren Corp.	42,988	1,693,297

		9,706,715

158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.3%
Aqua America, Inc.	92,182	$2,311,003

		38,354,024

TOTAL COMMON STOCKS (Cost $492,884,652)		$818,590,625

RIGHTS - 0.0%
Health Care - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/04/2016) (I)(N)(N)	137,366	8,311

TOTAL RIGHTS (Cost $8,929)		$8,311

SECURITIES LENDING COLLATERAL - 5.1%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	4,336,708	43,397,434

TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,396,631)		$43,397,434

SHORT-TERM INVESTMENTS - 3.3%

Repurchase Agreement - 3.3%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $28,108,000 on 04/01/2014,
collateralized by $28,285,000 U.S. Treasury
Bonds, 3.625% due 02/15/2044 (valued at
$28,673,919, including interest)	$28,108,000	$28,108,000

TOTAL SHORT-TERM INVESTMENTS (Cost $28,108,000)		$28,108,000

Total Investments (Mid Cap Index Trust)
(Cost $564,398,212) - 105.1%		$890,104,370
Other assets and liabilities, net - (5.1%)		(43,028,795)

TOTAL NET ASSETS - 100.0%		$847,075,575

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.0%
Consumer Discretionary - 23.7%
Auto Components - 0.6%
Tenneco, Inc. (I)	100,356	$5,827,669
Hotels, Restaurants & Leisure - 7.5%
Bloomin’ Brands, Inc. (I)	502,201	12,103,044
Buffalo Wild Wings, Inc. (I)	59,797	8,903,773
Life Time Fitness, Inc. (I)(L)	146,400	7,041,840
Melco Crown Entertainment, Ltd., ADR	189,535	7,325,528
Panera Bread Company, Class A (I)	67,853	11,974,019
Starwood Hotels & Resorts Worldwide, Inc.	164,798	13,117,921
Wyndham Worldwide Corp.	129,533	9,485,702

		69,951,827
Household Durables - 3.5%
Lennar Corp., Class A (L)	232,375	9,206,698
Taylor Morrison Home Corp., Class A (I)	275,549	6,475,402
Whirlpool Corp.	111,830	16,714,112

		32,396,212
Internet & Catalog Retail - 3.5%
HomeAway, Inc. (I)(L)	210,241	7,919,778
Netflix, Inc. (I)	44,420	15,637,173

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
TripAdvisor, Inc. (I)	95,239	$8,627,701

		32,184,652
Media - 1.8%
DreamWorks Animation
SKG, Inc., Class A (I)(L)	278,610	7,397,096
IMAX Corp. (I)(L)	342,974	9,373,479

		16,770,575
Specialty Retail - 2.6%
Dick’s Sporting Goods, Inc.	156,205	8,530,355
Lumber Liquidators Holdings, Inc. (I)(L)	23,644	2,217,807
Pier 1 Imports, Inc.	324,700	6,130,336
Ross Stores, Inc.	109,010	7,799,666

		24,678,164
Textiles, Apparel & Luxury Goods - 4.2%
Lululemon Athletica, Inc. (I)(L)	272,172	14,313,525
PVH Corp.	112,650	14,055,341
Samsonite International SA	3,336,280	10,336,519

		38,705,385

		220,514,484
Consumer Staples - 6.2%
Food & Staples Retailing - 2.1%
Sprouts Farmers Market, Inc. (I)	225,800	8,135,574
Whole Foods Market, Inc.	228,160	11,569,994

		19,705,568
Food Products - 2.6%
Keurig Green Mountain, Inc. (L)	112,385	11,866,732
The WhiteWave Foods Company, Class A (I)	434,627	12,404,255

		24,270,987
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	111,494	8,886,072
Personal Products - 0.5%
Coty, Inc., Class A (L)	322,059	4,824,444

		57,687,071
Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Diamondback Energy, Inc. (I)	143,448	9,655,485
Energen Corp.	164,800	13,317,488
Pioneer Natural Resources Company	78,354	14,663,168

		37,636,141

		37,636,141
Financials - 2.7%
Capital Markets - 1.8%
Julius Baer Group, Ltd. (I)	234,617	10,419,512
LPL Financial Holdings, Inc.	129,210	6,788,693

		17,208,205
Insurance - 0.9%
Assured Guaranty, Ltd.	326,192	8,259,181

		25,467,386
Health Care - 13.9%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (I)	45,378	3,046,679
Cubist Pharmaceuticals, Inc. (I)	56,453	4,129,537
NPS Pharmaceuticals, Inc. (I)	124,979	3,740,621

159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (I)	26,623	$7,994,354

		18,911,191
Health Care Equipment & Supplies - 3.6%
DexCom, Inc. (I)	258,478	10,690,650
HeartWare International, Inc. (I)	131,091	12,293,714
Insulet Corp. (I)	215,851	10,235,654

		33,220,018
Health Care Providers & Services - 3.2%
Acadia Healthcare Company, Inc. (I)(L)	35,321	1,593,684
Catamaran Corp. (I)	233,914	10,469,991
Envision Healthcare Holdings, Inc. (I)	321,607	10,879,965
Team Health Holdings, Inc. (I)	162,634	7,277,872

		30,221,512
Life Sciences Tools & Services - 1.1%
Covance, Inc. (I)	100,221	10,412,962
Pharmaceuticals - 4.0%
Actavis PLC (I)(L)	45,997	9,468,482
Forest Laboratories, Inc. (I)	103,566	9,556,035
Ono Pharmaceutical Company, Ltd. (L)	92,710	8,059,464
Salix Pharmaceuticals, Ltd. (I)	95,551	9,900,039

		36,984,020

		129,749,703
Industrials - 16.1%
Aerospace & Defense - 2.5%
DigitalGlobe, Inc. (I)	451,373	13,094,331
Textron, Inc.	255,091	10,022,525

		23,116,856
Airlines - 2.5%
Spirit Airlines, Inc. (I)	203,609	12,094,375
United Continental Holdings, Inc. (I)	250,417	11,176,111

		23,270,486
Building Products - 2.2%
Armstrong World Industries, Inc. (I)	213,259	11,356,042
Owens Corning	215,147	9,287,896

		20,643,938
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (I)(L)	208,799	11,440,097
Electrical Equipment - 0.9%
Acuity Brands, Inc.	59,507	7,888,843
Machinery - 1.0%
Pall Corp.	105,423	9,432,196
Professional Services - 2.4%
IHS, Inc., Class A (I)	106,358	12,922,497
ManpowerGroup, Inc.	113,282	8,930,020

		21,852,517
Road & Rail - 1.0%
Hertz Global Holdings, Inc. (I)	337,117	8,980,797
Trading Companies & Distributors - 2.4%
HD Supply Holdings, Inc. (I)	486,456	12,720,824
WESCO International, Inc. (I)(L)	120,083	9,993,307

		22,714,131

		149,339,861

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 24.9%
Communications Equipment - 2.3%
F5 Networks, Inc. (I)	106,692	$11,376,568
Palo Alto Networks, Inc. (I)	144,851	9,936,779

		21,313,347
Electronic Equipment, Instruments & Components - 1.0%
Cognex Corp.	270,336	9,153,577
Internet Software & Services - 7.0%
58.com, Inc., ADR (I)	19,800	824,274
Akamai Technologies, Inc. (I)	163,795	9,534,507
Angie’s List, Inc. (I)(L)	500,662	6,098,063
Bankrate, Inc. (I)	540,804	9,161,220
Cornerstone OnDemand, Inc. (I)	147,495	7,060,586
CoStar Group, Inc. (I)	35,732	6,672,594
Demandware, Inc. (I)	87,494	5,604,866
Pandora Media, Inc. (I)	114,957	3,485,496
Shutterstock, Inc. (I)	72,099	5,235,108
Yelp, Inc. (I)	34,607	2,662,317
Zillow, Inc., Class A (I)(L)	100,370	8,842,597

		65,181,628
IT Services - 0.6%
Acxiom Corp. (I)	159,357	5,481,084
Semiconductors & Semiconductor Equipment - 2.8%
NXP Semiconductor NV (I)	302,560	17,793,554
SunEdison, Inc. (I)	435,064	8,196,606

		25,990,160
Software - 9.3%
Activision Blizzard, Inc.	528,904	10,810,798
Autodesk, Inc. (I)	323,147	15,892,369
Cadence Design Systems, Inc. (I)	751,110	11,672,249
Concur Technologies, Inc. (I)(L)	165,050	16,351,504
FleetMatics Group PLC (I)(L)	310,884	10,399,070
Solera Holdings, Inc.	144,732	9,167,325
Tableau Software, Inc., Class A (I)	79,809	6,071,869
Tyler Technologies, Inc. (I)	76,100	6,368,048

		86,733,232
Technology Hardware, Storage & Peripherals - 1.9%
SanDisk Corp.	127,286	10,334,350
Stratasys, Ltd. (I)(L)	65,709	6,971,068

		17,305,418

		231,158,446
Materials - 2.5%
Chemicals - 1.2%
Platform Specialty Products Corp. (I)(L)	593,868	11,313,185
Containers & Packaging - 0.7%
Rock-Tenn Company, Class A	58,519	6,177,851
Paper & Forest Products - 0.6%
KapStone Paper and Packaging Corp. (I)	184,782	5,329,113

		22,820,149

TOTAL COMMON STOCKS (Cost $743,070,421)		$874,373,241

PREFERRED SECURITIES - 0.7%
Information Technology - 0.7%
DocuSign, Inc. (I)(R)	121,136	1,590,806
DocuSign, Inc., Series B1 (I)(R)	1,853	24,334
DocuSign, Inc., Series D (I)(R)	4,445	58,374

160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Information Technology (continued)
One Kings Lane, Inc. (I)(R)	302,694	$4,666,633

		6,340,147

TOTAL PREFERRED SECURITIES (Cost $6,340,147)		$6,340,147

SECURITIES LENDING COLLATERAL - 13.5%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	12,545,626	125,544,082

TOTAL SECURITIES LENDING
COLLATERAL (Cost $125,541,105)		$125,544,082

SHORT-TERM INVESTMENTS - 5.6%
Repurchase Agreement - 5.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2014 at 0.120% to
be repurchased at $52,000,173 on
04/01/2014, collateralized by $13,025,800
U.S. Treasury Note, 0.375% due 03/31/2016
(valued at $13,005,454), $38,192,147
Government National Mortgage Association,
2.030% - 5.000% due 10/15/2040 -
01/15/2055 (valued at $40,034,574,
including interest)	$52,000,000	$52,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $52,000,000)		$52,000,000

Total Investments (Mid Cap Stock Trust)
(Cost $926,951,673) - 113.8%		$1,058,257,470
Other assets and liabilities, net - (13.8%)		(128,311,695)

TOTAL NET ASSETS - 100.0%		$929,945,775

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.4%
Consumer Discretionary - 9.4%
Auto Components - 0.8%
Visteon Corp. (I)	84,600	$7,482,024
Diversified Consumer Services - 1.4%
Graham Holdings Company, Class B	9,500	6,685,625
Houghton Mifflin Harcourt Company (I)(L)	98,300	1,998,439
Strayer Education, Inc. (I)(L)	100,005	4,643,232

		13,327,296
Leisure Products - 1.4%
Hasbro, Inc.	55,700	3,098,034
Mattel, Inc.	212,600	8,527,386
Sankyo Company, Ltd.	48,700	2,049,604

		13,675,024
Media - 2.9%
Cablevision Systems Corp., Class A (L)	608,500	10,265,395
Charter Communications, Inc., Class A (I)	24,800	3,055,360
DreamWorks Animation
SKG, Inc., Class A (I)(L)	148,700	3,947,985
News Corp., Class A (I)	371,800	6,402,396
Scholastic Corp.	96,924	3,341,940
Tribune Company (I)	20,200	1,608,930

		28,622,006

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.2%
Kohl’s Corp.	206,400	$11,723,520
Specialty Retail - 1.6%
Abercrombie & Fitch Company, Class A (L)	127,600	4,912,600
CarMax, Inc. (I)	83,500	3,907,800
The Gap, Inc.	167,100	6,694,026

		15,514,426
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	25,600	1,271,296

		91,615,592
Consumer Staples - 8.6%
Beverages - 0.3%
Beam, Inc.	26,600	2,215,780
Brown-Forman Corp., Class B	4,400	394,636

		2,610,416
Food & Staples Retailing - 2.5%
Sysco Corp.	351,000	12,681,630
The Kroger Company	267,000	11,654,550

		24,336,180
Food Products - 4.4%
Archer-Daniels-Midland Company	274,200	11,897,538
Bunge, Ltd.	159,300	12,665,943
Flowers Foods, Inc.	272,500	5,845,125
Kellogg Company	108,100	6,778,951
McCormick & Company, Inc.	74,300	5,330,282
Tootsie Roll Industries, Inc.	28,881	864,703

		43,382,542
Household Products - 0.5%
The Clorox Company	50,900	4,479,709
Personal Products - 0.9%
Avon Products, Inc.	637,000	9,325,680

		84,134,527
Energy - 9.3%
Energy Equipment & Services - 2.7%
Exterran Holdings, Inc.	560,222	24,582,541
SEACOR Holdings, Inc. (I)(L)	19,600	1,693,832

		26,276,373
Oil, Gas & Consumable Fuels - 6.6%
Cameco Corp. (L)	230,100	5,269,290
CONSOL Energy, Inc.	370,747	14,811,343
Hess Corp.	172,400	14,288,512
Murphy Oil Corp.	12,048	757,337
PBF Energy, Inc., Class A	150,707	3,888,241
Talisman Energy, Inc.	1,269,300	12,652,814
WPX Energy, Inc. (I)	712,500	12,846,375

		64,513,912

		90,790,285
Financials - 27.2%
Banks - 5.1%
CIT Group, Inc.	304,000	14,902,080
Commerce Bancshares, Inc.	76,196	3,537,018
First Horizon National Corp.	1,008,449	12,444,261
First Niagara Financial Group, Inc.	390,900	3,694,005
SunTrust Banks, Inc.	209,300	8,328,047
WestAmerica Bancorp. (L)	124,300	6,722,144

		49,627,555

161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets - 8.1%
E*TRADE Financial Corp. (I)	1,018,644	$23,449,185
Lazard, Ltd., Class A	450,200	21,199,918
Legg Mason, Inc.	242,700	11,902,008
Northern Trust Corp.	352,100	23,083,676

		79,634,787
Consumer Finance - 0.6%
Ally Financial, Inc. (I)(R)	379	2,802,137
Ally Financial, Inc. (I)	387	3,179,205

		5,981,342
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	11,167	1,115,585
Insurance - 8.4%
CNA Financial Corp.	240,700	10,282,704
Enstar Group, Ltd. (I)	11,438	1,559,114
Fidelity National Financial, Inc., Class A	315,416	9,916,679
First American Financial Corp.	452,100	12,003,255
Kemper Corp.	189,954	7,440,498
Loews Corp.	124,100	5,466,605
Marsh & McLennan Companies, Inc.	332,300	16,382,390
OneBeacon Insurance Group, Ltd., Class A	86,835	1,342,469
The Progressive Corp.	234,300	5,674,746
White Mountains Insurance Group, Ltd.	20,700	12,417,930

		82,486,390
Real Estate Investment Trusts - 3.7%
AvalonBay Communities, Inc.	24,800	3,256,736
Digital Realty Trust, Inc.	27,900	1,480,932
Rayonier, Inc.	133,300	6,119,803
Vornado Realty Trust	75,300	7,421,568
Washington Real Estate Investment Trust	162,500	3,880,500
Weingarten Realty Investors	138,800	4,164,000
Weyerhaeuser Company	325,436	9,551,547

		35,875,086
Real Estate Management & Development - 0.5%
The St. Joe Company (I)(L)	248,817	4,789,727
Thrifts & Mortgage Finance - 0.7%
Capitol Federal Financial, Inc.	507,998	6,375,375

		265,885,847
Health Care - 7.0%
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (I)	200,600	4,312,900
Health Care Providers & Services - 3.7%
HealthSouth Corp.	185,770	6,674,716
Humana, Inc.	43,300	4,880,776
Kindred Healthcare, Inc.	183,900	4,306,938
Quest Diagnostics, Inc. (L)	141,500	8,195,680
Select Medical Holdings Corp.	547,088	6,811,246
Tenet Healthcare Corp. (I)	116,000	4,965,960

		35,835,316
Pharmaceuticals - 2.9%
Forest Laboratories, Inc. (I)	62,000	5,720,740
Hospira, Inc. (I)	413,400	17,879,550
Mallinckrodt PLC (I)	72,900	4,622,589

		28,222,879

		68,371,095
Industrials - 10.2%
Aerospace & Defense - 2.5%
Textron, Inc.	619,200	24,328,368

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	227,200	$11,903,008
Airlines - 2.3%
Southwest Airlines Company	947,500	22,370,475
Commercial Services & Supplies - 1.4%
Cintas Corp.	178,800	10,658,268
The ADT Corp. (L)	94,500	2,830,275

		13,488,543
Machinery - 1.5%
Harsco Corp.	254,500	5,962,935
Ingersoll-Rand PLC	61,100	3,497,364
Xylem, Inc.	151,100	5,503,062

		14,963,361
Professional Services - 1.3%
ManpowerGroup, Inc.	163,400	12,880,822

		99,934,577
Information Technology - 5.0%
Communications Equipment - 0.5%
ADTRAN, Inc.	185,000	4,515,850
Electronic Equipment, Instruments & Components - 0.4%
AVX Corp.	187,200	2,467,296
Dolby Laboratories, Inc., Class A (I)(L)	29,500	1,312,750

		3,780,046
IT Services - 0.4%
CoreLogic, Inc. (I)	148,000	4,445,920
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	834,800	17,046,616
ASML Holding NV, ADR (L)	33,423	3,120,371
Broadcom Corp., Class A	349,900	11,014,852
ON Semiconductor Corp. (I)	388,800	3,654,720

		34,836,559
Software - 0.1%
FactSet Research Systems, Inc. (L)	10,800	1,164,348

		48,742,723
Materials - 8.4%
Chemicals - 2.2%
Celanese Corp., Series A	98,800	5,484,388
International Flavors & Fragrances, Inc.	72,200	6,907,374
The Scotts Miracle-Gro Company, Class A	153,000	9,375,840

		21,767,602
Construction Materials - 1.4%
Vulcan Materials Company	199,307	13,243,950
Containers & Packaging - 2.5%
MeadWestvaco Corp.	325,300	12,244,292
Packaging Corp. of America	175,900	12,378,083

		24,622,375
Metals & Mining - 2.1%
Alcoa, Inc.	204,003	2,625,519
Franco-Nevada Corp. (L)	152,600	7,012,284
Lonmin PLC (I)(L)	495,661	2,368,107
Newmont Mining Corp.	372,800	8,738,432

		20,744,342
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (I)	100,600	1,697,122

		82,075,391

162

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	316,136	$8,285,925
Utilities - 8.5%
Electric Utilities - 4.2%
American Electric Power Company, Inc.	149,500	7,573,670
Duke Energy Corp.	42,933	3,057,688
FirstEnergy Corp.	479,111	16,304,147
Pepco Holdings, Inc.	146,000	2,990,080
PPL Corp.	339,200	11,241,088

		41,166,673
Independent Power and Renewable Electricity
Producers - 3.7%
Calpine Corp. (I)	360,100	7,529,691
Dynegy, Inc. (I)(L)	329,500	8,217,730
NRG Energy, Inc.	639,105	20,323,539

		36,070,960
Multi-Utilities - 0.6%
NiSource, Inc.	167,200	5,940,616

		83,178,249

TOTAL COMMON STOCKS (Cost $690,212,165)		$923,014,211

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Real Estate Investment Trusts - 0.0%
Weyerhaeuser Company, 6.375%	6,600	360,360

TOTAL PREFERRED SECURITIES (Cost $330,000)		$360,360

CONVERTIBLE BONDS - 0.5%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$659,000	$1,007,034
Industrials - 0.4%
UTi Worldwide, Inc. 4.500%, 03/01/2019 (S)	3,266,000	3,478,290

TOTAL CONVERTIBLE BONDS (Cost $3,925,000)		$4,485,324

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	5,321,153	$53,248,777

TOTAL SECURITIES LENDING
COLLATERAL (Cost $53,247,698)		$53,248,777

SHORT-TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,090,060	1,090,060
T. Rowe Price Reserve Investment
Fund, 0.0633% (Y)	47,417,629	47,417,629

TOTAL SHORT-TERM INVESTMENTS (Cost $48,507,689)		$48,507,689

Total Investments (Mid Value Trust)
(Cost $796,222,552) - 105.4%		$1,029,616,361
Other assets and liabilities, net - (5.4%)		(52,311,592)

TOTAL NET ASSETS - 100.0%		$977,304,769

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 33.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.190%, 04/07/2014 *	$10,000,000	9,999,683
0.220%, 04/21/2014 *	30,000,000	29,996,333
BNP Paribas Finance, Inc.
0.040%, 04/07/2014 *	20,000,000	19,999,867
0.080%, 04/04/2014 *	50,000,000	49,999,667
0.160%, 05/19/2014 *	40,000,000	39,991,467
Caisse Centrale Desjardins 0.135%,
04/29/2014 *	19,600,000	19,597,942
Canadian Imperial Holdings
0.050%, 04/08/2014 *	50,000,000	49,999,514
0.050%, 04/10/2014 *	50,000,000	49,999,375
Cargill Global Funding PLC
0.070%, 04/03/2014 *	20,000,000	19,999,922
0.070%, 04/04/2014 *	25,000,000	24,999,854
0.070%, 04/07/2014 *	40,000,000	39,999,533
0.700%, 04/01/2014*	25,000,000	25,000,000
Chevron Corp. 0.060%, 04/09/2014 *	46,700,000	46,699,377
Govco LLC 0.110%, 04/17/2014 *	20,000,000	19,999,023
Merck & Co., Inc. 0.060%, 04/28/2014 *	23,000,000	22,998,965
MetLife Short Term Funding LLC 0.100%,
05/01/2014 *	56,000,000	55,995,333
PepsiCo, Inc. 0.060%, 04/03/2014 *	100,000,000	99,999,667
Rabobank USA Financial Corp. 0.240%,
05/12/2014 *	60,000,000	59,983,600
Unilever Capital Corp. 0.050%, 04/04/2014 *	14,800,000	14,799,938
Wal-Mart Stores, Inc. 0.050%, 04/07/2014 *	110,000,000	109,999,083

TOTAL COMMERCIAL PAPER (Cost $810,058,143)		$810,058,143

CORPORATE INTEREST-BEARING
OBLIGATIONS - 15.5%
American Honda Finance Corp.
0.234%, 12/05/2014 (P)*	25,000,000	25,000,000
ANZ National International, Ltd.
0.275%, 04/17/2014 (P)(S)*	25,000,000	25,000,000
Bank of New York Mellon Corp. 4.300%,
05/15/2014 *	11,407,000	11,461,802
General Electric Capital Corp.
5.500%, 06/04/2014 *	19,931,000	20,110,724
5.650%, 06/09/2014 *	52,635,000	53,161,705
JPMorgan Chase & Company
0.983%, 05/02/2014 (P)*	49,000,000	49,029,300
4.650%, 06/01/2014 *	46,000,000	46,323,173
National Australia Bank
0.962%, 04/11/2014 (P)(S)*	42,310,000	42,318,182
Toyota Motor Credit Corp.
0.242%, 01/14/2015 (P)*	51,000,000	51,000,000
Westpac Banking Corp.
0.233%, 05/28/2014 (P)(S)*	50,000,000	50,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $373,404,886)		$373,404,886

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.2%
U.S. Government - 12.7%
U.S. Treasury Bill
0.045%, 04/24/2014 *	42,000,000	41,998,793
0.050%, 04/03/2014 *	50,000,000	49,999,861
U.S. Treasury Note
2.375%, 09/30/2014 *	60,000,000	60,655,163
4.000%, 02/15/2015 *	75,000,000	77,519,380
4.250%, 08/15/2014 *	75,000,000	76,138,968

163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 12.5%
Federal Farm Credit Bank
0.050%, 04/16/2014 to 04/17/2014 *	$75,000,000	$74,998,402
0.060%, 04/23/2014 *	25,000,000	24,999,083
Federal Home Loan Bank
0.040%, 04/09/2014 *	68,904,000	68,903,388
0.050%, 04/11/2014 *	56,400,000	56,399,217
0.210%, 02/26/2015 *	75,000,000	75,000,000

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $606,612,255)		$606,612,255

CERTIFICATE OF DEPOSIT - 26.0%
Bank of Montreal
0.070%, 04/02/2014 *	60,000,000	60,000,000
0.214%, 06/10/2014 (P)*	20,000,000	20,000,000
0.226%, 12/18/2014 (P)*	25,000,000	25,000,000
Bank of Nova Scotia
0.080%, 05/30/2014 *	60,800,000	60,800,000
0.240%, 04/11/2014 (P)*	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.336%, 05/19/2014 (P)*	80,000,000	80,001,067
Barclays Bank PLC
0.356%, 12/15/2014 (P)*	20,000,000	20,000,000
0.357%, 12/15/2014 (P)*	20,000,000	20,000,000
Credit Suisse New York
0.260%, 07/15/2014 *	21,000,000	21,000,000
0.350%, 10/15/2014 *	30,000,000	30,000,000
Deutsche Bank AG 0.270%, 05/30/2014 *	40,000,000	40,000,000
Sumitomo Mitsui Banking Corp.
0.120%, 04/08/2014 *	40,000,000	40,000,000
0.160%, 04/21/2014 *	40,000,000	40,000,000
0.400%, 04/11/2014 *	30,000,000	30,000,000
Wells Fargo Bank NA
0.207%, 07/11/2014 (P)*	50,000,000	50,000,000
Westpac Banking Corp.
0.280%, 04/28/2014 (P)*	40,000,000	40,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $626,801,067)		$626,801,067

Total Investments (Money Market Trust)
(Cost $2,416,876,351) - 100.4%		$2,416,876,351
Other assets and liabilities, net - (0.4%)		(8,846,112)

TOTAL NET ASSETS - 100.0%		$2,408,030,239

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 32.0%
Bank of Nova Scotia 0.170%, 04/02/2014 *	$1,835,000	$1,834,991
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.220%,
04/21/2014 *	3,350,000	3,349,591
Barclays U.S. Funding LLC 0.100%,
05/01/2014 *	6,000,000	5,999,500
BNP Paribas Finance, Inc. 0.110%,
04/21/2014 *	22,000,000	21,998,656
Caisse Centrale Desjardins
0.130%, 04/17/2014 *	3,370,000	3,369,805
0.130%, 05/01/2014 *	3,100,000	3,099,664
Cargill Global Funding PLC
0.070%, 04/01/2014*	16,190,000	16,190,000

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
Cargill Global Funding PLC (continued)
0.070%, 04/02/2014 *	$5,570,000	$5,569,989
Govco LLC 0.110%, 04/23/2014 *	3,020,000	3,019,797
Henkel Corp. 0.080%, 04/01/2014 *	11,000,000	11,000,000
MetLife Short Term Funding LLC 0.100%,
05/01/2014 *	8,340,000	8,339,305
Rabobank USA Financial Corp. 0.240%,
05/12/2014 *	10,000,000	9,997,267
Scotiabanc Inc. 0.080%, 04/23/2014 *	15,000,000	14,999,267
Sigma-Aldrich Corp. 0.050%, 04/02/2014 *	10,500,000	10,499,985
Toronto Dominion Holdings, Inc. 0.100%,
04/17/2014 *	14,720,000	14,719,346
Wal-Mart Stores, Inc. 0.050%, 04/07/2014 *	10,435,000	10,434,913

TOTAL COMMERCIAL PAPER (Cost $144,422,082)		$144,422,076

CORPORATE INTEREST-BEARING
OBLIGATIONS - 15.8%
American Honda Finance Corp.
0.234%, 12/05/2014 (P)*	5,000,000	5,000,000
ANZ National International, Ltd.
0.275%, 04/17/2014 (P)(S)*	5,000,000	5,000,000
Bank of New York Mellon Corp. 4.300%,
05/15/2014 *	2,000,000	2,009,609
General Electric Capital Corp.
5.500%, 06/04/2014 *	4,100,000	4,136,971
5.650%, 06/09/2014 *	10,800,000	10,908,073
JPMorgan Chase & Company
0.983%, 05/02/2014 (P)*	9,655,000	9,660,756
4.650%, 06/01/2014 *	8,248,000	8,305,822
National Australia Bank
0.962%, 04/11/2014 (P)(S)*	6,000,000	6,001,160
Royal Bank of Canada 1.450%, 10/30/2014 *	3,370,000	3,393,160
Toyota Motor Credit Corp.
0.242%, 01/14/2015 (P)*	9,000,000	9,000,000
Westpac Banking Corp.
0.233%, 05/28/2014 (P)(S)*	8,000,000	8,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $71,415,545)		$71,415,551

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.0%
U.S. Government - 11.5%
U.S. Treasury Bill 0.050%, 04/03/2014 *	10,000,000	9,999,972
U.S. Treasury Note
0.625%, 07/15/2014 *	3,000,000	3,004,574
1.000%, 05/15/2014 *	3,000,000	3,003,065
2.375%, 09/30/2014 *	10,000,000	10,109,194
4.000%, 02/15/2015 *	20,000,000	20,671,835
4.250%, 08/15/2014 *	5,000,000	5,075,931
U.S. Government Agency - 16.5%
Federal Home Loan Bank
0.030%, 04/02/2014 *	12,825,000	12,824,989
0.040%, 04/02/2014*	26,600,000	26,599,970
0.040%, 04/08/2014 *	15,500,000	15,499,879
0.060%, 04/16/2014 *	9,530,000	9,529,762
0.210%, 02/26/2015 *	10,000,000	10,000,000

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $126,319,171)		$126,319,171

CERTIFICATE OF DEPOSIT - 24.3%
Bank of Montreal
0.070%, 04/02/2014 *	12,000,000	12,000,000
0.214%, 06/10/2014 (P)*	5,000,000	5,000,000

164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CERTIFICATE OF DEPOSIT (continued)
Bank of Montreal (continued)
0.226%, 12/18/2014 (P)*	$5,000,000	$5,000,000
Bank of Nova Scotia 0.240%, 04/11/2014 (P)*	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.336%, 05/19/2014 (P)*	10,000,000	10,000,133
0.390%, 05/13/2014 *	6,650,000	6,650,926
Barclays Bank PLC
0.356%, 12/15/2014 (P)*	8,000,000	8,000,000
0.357%, 12/15/2014 (P)*	8,000,000	8,000,000
Credit Suisse New York
0.260%, 07/15/2014 *	4,000,000	4,000,000
0.350%, 10/15/2014 *	4,000,000	4,000,000
Deutsche Bank AG 0.270%, 05/30/2014 *	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp.
0.160%, 04/22/2014 *	12,000,000	12,000,000
0.400%, 04/11/2014 *	10,000,000	10,000,000
Wells Fargo Bank NA
0.207%, 07/11/2014 (P)*	8,000,000	8,000,000
Westpac Banking Corp.
0.280%, 04/28/2014 (P)*	4,000,000	4,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $109,651,059)		$109,651,059

Total Investments (Money Market Trust B)
(Cost $451,807,857) - 100.1%		$451,807,857
Other assets and liabilities, net - (0.1%)		(435,676)

TOTAL NET ASSETS - 100.0%		$451,372,181

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 84.2%
Consumer Discretionary - 8.7%
Auto Components - 0.4%
Fiat SpA (I)	242,845	$2,794,873
Automobiles - 1.2%
General Motors Company	231,710	7,975,458
Media - 6.4%
CBS Corp., Class B	108,157	6,684,103
CBS Outdoor Americas, Inc. (I)	2,171	63,502
Comcast Corp., Special Class A	37,717	1,839,081
Reed Elsevier PLC	697,870	10,664,496
Time Warner Cable, Inc.	62,730	8,605,301
Tribune Company (I)	33,131	2,638,884
Tribune Company, Class B (I)	20,315	1,627,232
Twenty-First Century Fox, Inc., Class B	368,296	11,461,372

		43,583,971
Multiline Retail - 0.7%
Kohl’s Corp.	92,220	5,238,096

		59,592,398
Consumer Staples - 11.7%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	77,794	3,715,441
PepsiCo, Inc.	33,570	2,803,095
Pernod Ricard SA	21,581	2,511,490

		9,030,026

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 4.5%
CVS Caremark Corp.	109,414	$8,190,732
Tesco PLC	1,199,250	5,914,843
The Kroger Company	230,504	10,061,500
Walgreen Company	102,106	6,742,059

		30,909,134
Personal Products - 0.7%
Avon Products, Inc.	308,840	4,521,418
Tobacco - 5.2%
Altria Group, Inc.	172,191	6,445,109
British American Tobacco PLC	204,296	11,396,803
Imperial Tobacco Group PLC	164,870	6,666,944
Lorillard, Inc.	134,475	7,272,408
Philip Morris International, Inc.	42,024	3,440,505

		35,221,769

		79,682,347
Energy - 10.8%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	104,969	6,825,084
Ensco PLC, Class A	43,988	2,321,687
Transocean, Ltd. (L)	132,650	5,483,751

		14,630,522
Oil, Gas & Consumable Fuels - 8.7%
Apache Corp.	122,530	10,163,864
BG Group PLC	266,560	4,976,489
BP PLC	658,383	5,290,140
CONSOL Energy, Inc.	137,290	5,484,736
Marathon Oil Corp.	298,202	10,592,135
Murphy Oil Corp.	67,500	4,243,050
Petroleo Brasileiro SA, ADR (L)	202,360	2,661,034
Royal Dutch Shell PLC, A Shares	298,844	10,919,371
Talisman Energy, Inc.	400,150	3,993,497
Talisman Energy, Inc.	26,740	266,553
WPX Energy, Inc. (I)	54,372	980,327

		59,571,196

		74,201,718
Financials - 18.9%
Banks - 7.7%
Bond Street Holdings LLC, Class A (I)(S)	60,504	1,100,398
CIT Group, Inc.	97,375	4,773,323
Citigroup, Inc.	143,325	6,822,270
Columbia Banking System, Inc.	21,477	612,524
Guaranty Bancorp	4,385	62,486
JPMorgan Chase & Company	153,280	9,305,629
KB Financial Group, Inc.	107,686	3,778,384
Societe Generale SA	44,119	2,715,769
SunTrust Banks, Inc.	161,830	6,439,216
The PNC Financial Services Group, Inc.	147,814	12,859,818
Wells Fargo & Company	89,500	4,451,730

		52,921,547
Capital Markets - 0.8%
Credit Suisse Group AG (I)	94,761	3,067,230
Morgan Stanley	74,273	2,315,089

		5,382,319
Diversified Financial Services - 1.1%
Deutsche Boerse AG	37,909	3,018,067
ING Groep NV (I)	312,728	4,447,518

		7,465,585

165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 7.7%
ACE, Ltd.	99,822	$9,888,367
Aegon NV	4,816	44,361
Alleghany Corp. (I)	15,534	6,328,241
American International Group, Inc.	209,785	10,491,348
MetLife, Inc.	118,880	6,276,864
The Allstate Corp.	51,062	2,889,088
White Mountains Insurance Group, Ltd.	20,381	12,226,562
Zurich Insurance Group AG (I)	14,449	4,437,500

		52,582,331
Real Estate Investment Trusts - 0.7%
Alexander’s, Inc.	13,593	4,906,937
Real Estate Management & Development - 0.9%
Brookfield Property Partners LP	46,559	870,653
Canary Wharf Group PLC (I)	555,649	4,038,320
Forestar Group, Inc. (I)	54,528	970,598

		5,879,571

		129,138,290
Health Care - 11.5%
Health Care Equipment & Supplies - 3.1%
Medtronic, Inc.	290,765	17,893,678
Stryker Corp.	39,244	3,197,209

		21,090,887
Health Care Providers & Services - 2.4%
Cigna Corp.	148,211	12,409,707
WellPoint, Inc.	43,140	4,294,587

		16,704,294
Pharmaceuticals - 6.0%
Eli Lilly & Company	76,242	4,487,604
Hospira, Inc. (I)	100,487	4,346,063
Merck & Company, Inc.	319,120	18,116,442
Teva Pharmaceutical Industries, Ltd., ADR	261,126	13,797,898

		40,748,007

		78,543,188
Industrials - 4.1%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	69,056	7,061,667
Machinery - 1.6%
Caterpillar, Inc.	44,048	4,377,050
CNH Industrial NV	175,060	2,014,744
Federal Signal Corp. (I)	140,014	2,086,209
Stanley Black & Decker, Inc.	25,368	2,060,896

		10,538,899
Marine - 1.5%
A.P. Moeller - Maersk A/S, Series B (L)	857	10,257,219

		27,857,785
Information Technology - 10.7%
Communications Equipment - 1.1%
Cisco Systems, Inc.	346,460	7,764,169
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	43,074	2,593,486
IT Services - 1.3%
Xerox Corp.	797,064	9,006,823
Semiconductors & Semiconductor Equipment - 0.7%
Samsung Electronics Company, Ltd.	3,912	4,945,443

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 4.1%
Microsoft Corp.	470,886	$19,301,614
Symantec Corp.	437,160	8,730,085

		28,031,699
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	28,640	15,372,234
Hewlett-Packard Company	176,872	5,723,578

		21,095,812

		73,437,432
Materials - 4.7%
Containers & Packaging - 0.8%
MeadWestvaco Corp.	150,943	5,681,495
Metals & Mining - 2.7%
Anglo American PLC	176,080	4,499,673
Freeport-McMoRan Copper & Gold, Inc.	254,876	8,428,749
ThyssenKrupp AG (I)	192,911	5,175,559

		18,103,981
Paper & Forest Products - 1.2%
International Paper Company	184,082	8,445,682

		32,231,158
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.6%
Koninklijke KPN NV (I)	985,330	3,478,293
Verizon Communications, Inc.	14,882	707,937

		4,186,230
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	2,150,336	7,907,477

		12,093,707
Utilities - 1.3%
Electric Utilities - 0.3%
Entergy Corp.	33,643	2,249,035
Independent Power and Renewable Electricity
Producers - 0.8%
NRG Energy, Inc.	180,694	5,746,069
Multi-Utilities - 0.2%
GDF Suez	43,437	1,188,218

		9,183,322

TOTAL COMMON STOCKS (Cost $426,928,859)		$575,961,345

CORPORATE BONDS - 3.3%
Consumer Discretionary - 0.6%
Clear Channel Communications, Inc.
9.000%, 12/15/2019	$3,977,000	$4,175,850
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0

		4,175,850
Energy - 0.5%
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,287,000	1,264,478
9.625%, 06/01/2019 (S)	1,911,000	2,039,993

		3,304,471
Industrials - 0.5%
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	3,435,000	3,572,400

166

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 1.1%
Avaya, Inc.
7.000%, 04/01/2019 (S)	$1,707,000	$1,694,198
10.500%, 03/01/2021 (S)	1,843,000	1,709,383
First Data Corp.
8.250%, 01/15/2021 (S)	350,000	379,750
11.750%, 08/15/2021	2,057,000	2,159,850
12.625%, 01/15/2021	483,000	574,770
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)	1,324,584	1,245,109

		7,763,060
Telecommunication Services - 0.1%
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	442,000	596,026
Utilities - 0.5%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	4,128,000	3,168,240

TOTAL CORPORATE BONDS (Cost $22,902,071)		$22,580,047

TERM LOANS (M) - 3.3%
Consumer Discretionary - 2.0%
Caesars Entertainment
Operating Company, Inc.
4.489%, 01/26/2018 (P)	451,000	419,430
5.489%, 01/26/2018 (P)	2,151,000	2,028,326
Cengage Learning Acquisitions, Inc.
TBD 03/31/2020 (T)	245,000	247,654
07/03/2014 (H)(P)	2,558,004	2,415,183
Clear Channel Communications, Inc.
3.803%, 01/29/2016 (P)	6,900	6,753
3.803%, 01/29/2016 (P)	62,437	61,578
6.903%, 01/30/2019 (P)	4,025,467	3,936,907
7.653%, 07/30/2019 (P)	1,293,886	1,290,853
JC Penney Corp., Inc.
6.000%, 05/22/2018 (P)	3,474,220	3,453,809

		13,860,493
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017 (P)	113,686	111,129
Information Technology - 0.5%
Avaya, Inc.
4.734%, 10/26/2017 (P)	2,567,020	2,502,444
6.500%, 03/30/2018 (P)	626,664	627,219

		3,129,663
Utilities - 0.8%
Texas Competitive Electric Holdings
Company LLC
4.737%, 10/10/2017 (P)	7,466,240	5,375,693

TOTAL TERM LOANS (Cost $22,941,791)		$22,476,978

MUNICIPAL BONDS - 0.3%
United States - 0.3%
Commonwealth of Puerto Rico	$1,946,000	$1,817,486

TOTAL MUNICIPAL BONDS (Cost $1,816,459)		$1,817,486

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	1,670,794	$16,719,640

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,719,336)		$16,719,640

SHORT-TERM INVESTMENTS - 3.3%
U.S. Government - 3.1%
U.S. Treasury Bill *	$3,000,000	$2,999,925
U.S. Treasury Bills
0.041%, 05/29/2014 *	2,000,000	1,999,944
0.048%, 04/10/2014 *	5,000,000	4,999,938
0.072%, 08/21/2014 *	5,000,000	4,998,865
0.075%, 05/01/2014 *	4,500,000	4,499,915
0.080%, 06/26/2014 *	2,000,000	1,999,832

		21,498,419
Repurchase Agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $1,191,083 on 04/01/2014,
collateralized by $1,295,000 Federal
National Mortgage Association, 2.080% due
11/02/2022 (valued at $1,205,969,
including interest)	1,191,083	1,191,083

TOTAL SHORT-TERM INVESTMENTS (Cost $22,688,723)		$22,689,502

Total Investments (Mutual Shares Trust)
(Cost $513,997,239) - 96.9%		$662,244,998
Other assets and liabilities, net - 3.1%		21,515,807

TOTAL NET ASSETS - 100.0%		$683,760,805

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Energy - 60.3%
Energy Equipment & Services - 3.8%
Halliburton Company	48,530	$2,857,930
Patterson-UTI Energy, Inc.	80,784	2,559,237

		5,417,167
Oil, Gas & Consumable Fuels - 56.5%
Anadarko Petroleum Corp.	23,532	1,994,572
Apache Corp.	31,949	2,650,170
Beach Energy, Ltd.	1,512,699	2,400,363
BG Group PLC	431,335	8,052,724
BP PLC, ADR	128,128	6,162,957
Canadian Natural Resources, Ltd.	43,070	1,650,724
Chevron Corp.	37,969	4,514,894
Cobalt International Energy, Inc. (I)	52,132	955,058
CONSOL Energy, Inc.	54,518	2,177,994
Enbridge, Inc. (L)	93,854	4,271,296
EOG Resources, Inc.	22,361	4,386,557
Exxon Mobil Corp.	8,939	873,162
Galp Energia SGPS SA	159,143	2,747,085
Imperial Oil, Ltd.	101,311	4,716,027
MEG Energy Corp. (I)	100,860	3,408,530
Oil Search, Ltd.	363,319	2,851,822
Ophir Energy PLC (I)	472,701	1,894,210
Painted Pony Petroleum, Ltd. (I)	61,400	496,532

167

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
PetroChina Company, Ltd., H Shares	2,002,000	$2,174,637
Petroleo Brasileiro SA, ADR (L)	100,015	1,315,197
Petroleo Brasileiro SA, ADR	186,970	2,593,274
Phillips 66	47,460	3,657,268
Pioneer Natural Resources Company	22,090	4,133,923
Reliance Industries, Ltd.	43,875	690,365
Reliance Industries, Ltd., GDR (S)	21,139	656,802
Royal Dutch Shell PLC, Class A	113,477	4,146,198
Southwestern Energy Company (I)	41,471	1,908,081
Tullow Oil PLC	167,573	2,094,145

		79,574,567

		84,991,734
Industrials - 2.2%
Construction & Engineering - 1.2%
KBR, Inc.	61,375	1,637,485
Machinery - 1.0%
Vallourec SA	26,870	1,457,705

		3,095,190
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
First Solar, Inc. (I)	37,673	2,629,199
Materials - 34.0%
Chemicals - 2.6%
JSR Corp.	113,400	2,097,993
Mitsui Chemicals, Inc.	49,000	119,964
The Mosaic Company	29,291	1,464,550

		3,682,507
Metals & Mining - 31.4%
Allegheny Technologies, Inc.	111,827	4,213,641
Anglo American PLC	212,928	5,441,313
Barrick Gold Corp.	21,414	381,812
Barrick Gold Corp.	116,600	2,075,701
BHP Billiton PLC	124,058	3,830,744
First Quantum Minerals, Ltd.	246,922	4,563,199
Fortescue Metals Group, Ltd.	706,783	3,460,323
Medusa Mining, Ltd. (I)	561,130	1,080,181
Mongolian Mining Corp. (I)	6,974,060	676,217
New Gold, Inc. (I)	307,111	1,498,702
POSCO, ADR (L)	38,390	2,664,650
Rio Tinto PLC	185,289	10,333,145
Vale SA, ADR (L)	203,750	2,817,863
Western Areas, Ltd.	398,048	1,230,802

		44,268,293

		47,950,800
Utilities - 0.3%
Independent Power and Renewable Electricity
Producers - 0.3%
Pattern Energy Group, Inc.	14,043	380,987

TOTAL COMMON STOCKS (Cost $132,662,509)		$139,047,910

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	548,394	5,487,781

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,487,721)		$5,487,781

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2014 at 0.120% to
be repurchased at $1,400,005 on
04/01/2014, collateralized by $1,280,114
Government National Mortgage Association,
2.980% - 4.500% 03/15/2027 - 06/15/2048
(valued at $1,324,295 including interest),
$111,100 U.S. Treasury Note, 1.750%
05/15/2023 (valued at $103,741
including interest)	$1,400,000	$1,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,400,000)		$1,400,000

Total Investments (Natural Resources Trust)
(Cost $139,550,230) - 103.5%		$145,935,691
Other assets and liabilities, net - (3.5%)		(4,983,567)

TOTAL NET ASSETS - 100.0%		$140,952,124

New Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 45.9%
U.S. Government - 19.0%
Treasury Inflation Protected Securities
0.625%, 01/15/2024	$28,758,569	$28,848,430
1.375%, 02/15/2044	13,849,128	14,132,606
1.625%, 01/15/2015	14,539,563	14,916,690
2.000%, 07/15/2014	27,387,158	27,834,336
U.S. Treasury Bonds
3.125%, 02/15/2043	65,905,000	60,653,162
4.625%, 02/15/2040	14,855,000	17,805,114
5.375%, 02/15/2031	17,000,000	21,733,446
U.S. Treasury Notes
0.625%, 11/30/2017	55,565,000	54,332,124
0.875%, 02/28/2017	170,785,000	170,838,285
1.250%, 10/31/2018	89,585,000	88,178,247
2.250%, 05/31/2014	9,075,000	9,107,616
2.625%, 04/30/2016	6,640,000	6,936,728
2.750%, 02/15/2024	12,040,000	12,068,222
U.S. Treasury Strips, PO
3.088%, 05/15/2021	220,000	185,058

		527,570,064
U.S. Government Agency - 26.9%
Federal Home Loan Bank
5.250%, 06/18/2014	510,000	515,644
Federal Home Loan Mortgage Corp.
2.233%, 09/01/2035 (P)	31,386	33,154
2.348%, 01/01/2036 (P)	1,056	1,123
2.364%, 06/01/2037 (P)	238,585	253,721
2.370%, 01/01/2036 (P)	84,050	89,040
2.375%, 02/01/2035 to 07/01/2038 (P)	100,033	106,432
2.389%, 06/01/2038 (P)	50,756	53,774
2.390%, 03/01/2036 (P)	66,018	70,254
2.410%, 09/01/2032 (P)	1,126	1,198
2.419%, 02/01/2037 (P)	88,755	94,469
2.426%, 01/01/2037 (P)	33,207	35,345
2.440%, 04/01/2037 (P)	102,450	108,446
2.475%, 07/01/2035 (P)	21,363	22,693

168

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.476%, 07/01/2035 (P)	$32,858	$34,904
2.481%, 10/01/2036 (P)	148,899	157,076
2.500%, 05/01/2028	6,555,561	6,564,808
2.525%, 11/01/2035 (P)	19,340	20,586
2.559%, 05/01/2037 (P)	30,704	32,680
2.602%, 02/01/2037 (P)	119,739	127,244
2.701%, 02/01/2038 (P)	82,517	87,829
2.776%, 02/01/2037 (P)	33,650	35,816
3.000%, 01/01/2043 to 06/01/2043	30,854,141	29,785,094
3.500%, 03/01/2043 to 05/01/2043	15,006,181	15,096,461
4.000%, 05/01/2026 to 12/01/2041	22,842,097	23,791,443
4.500%, 11/01/2018 to 08/01/2041	28,759,727	30,704,079
5.000%, 10/01/2018 to 08/01/2040	18,705,533	20,371,932
5.500%, 03/01/2018 to 12/01/2039	500,127	543,505
5.864%, 12/01/2036 (P)	34,186	36,782
5.927%, 10/01/2036 (P)	62,350	66,606
6.000%, 04/01/2017 to 08/01/2038	620,207	685,335
6.055%, 11/01/2036 (P)	22,182	23,866
6.130%, 10/01/2036 (P)	50,746	54,600
6.316%, 08/01/2036 (P)	24,241	26,082
6.500%, 05/01/2017 to 03/01/2037	267,690	299,736
7.000%, 02/01/2024 to 06/01/2032	10,146	11,757
7.500%, 05/01/2024 to 06/01/2024	1,175	1,359
10.500%, 05/01/2019	18	19
Federal National Mortgage Association
1.736%, 10/01/2033 (P)	32,814	33,848
1.950%, 06/01/2037 (P)	47,249	49,301
1.987%, 12/01/2035 (P)	6,917	7,258
2.155%, 07/01/2027 (P)	431	440
2.209%, 12/01/2035 (P)	7,823	8,275
2.250%, 09/01/2037 (P)	21,423	22,765
2.270%, 09/01/2035 (P)	106,996	113,601
2.275%, 11/01/2035 (P)	63,996	66,983
2.303%, 07/01/2035 (P)	27,307	28,810
2.344%, 07/01/2036 (P)	205,550	217,875
2.380%, 08/01/2037 (P)	42,873	45,633
2.443%, 05/01/2038 (P)	146,331	155,751
2.457%, 08/01/2036 (P)	95,102	101,224
2.500%, 10/01/2027 to 05/01/2043	46,133,465	45,205,656
2.500%, 01/01/2037 (P)	48,553	51,679
2.517%, 12/01/2035 (P)	18,707	19,912
2.520%, 12/01/2035 (P)	3,039	3,234
2.566%, 05/01/2038 (P)	106,844	113,722
2.591%, 05/01/2038 (P)	34,425	36,641
2.592%, 08/01/2038 (P)	24,442	25,807
2.596%, 04/01/2038 (P)	46,910	49,930
2.665%, 12/01/2036 (P)	81,255	86,486
3.000%, 06/01/2027 to 11/01/2043	86,064,994	84,191,148
3.500%, 01/01/2034 to 12/01/2043	72,154,135	72,970,881
4.000%, 06/01/2025 to 11/01/2041	62,159,377	64,979,261
4.375%, 10/15/2015	825,000	876,405
4.500%, 05/01/2019 to 09/01/2042	67,546,646	72,117,015
4.625%, 10/15/2014	660,000	676,130
5.000%, 05/01/2018 to 07/01/2041	42,993,686	46,844,100
5.500%, 11/01/2015 to 04/01/2040	37,239,615	41,223,200
5.535%, 01/01/2019 (P)	271	295
5.845%, 09/01/2036 (P)	16,408	17,655
6.000%, 09/01/2017 to 10/01/2039	23,301,605	25,894,794
6.500%, 11/01/2015 to 06/01/2039	5,448,725	6,077,919
7.000%, 12/01/2029 to 04/01/2037	16,278	18,373

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
2.500%, 05/20/2028 to 03/20/2043		$15,031,353	$14,306,892
3.000%, 08/20/2042 to 06/20/2043		25,643,542	25,270,909
3.500%, 09/15/2041 to 05/20/2043		22,365,616	22,864,724
4.000%, 09/20/2040 to 02/15/2041		18,155,604	19,110,542
4.500%, 01/15/2019 to 03/20/2041		30,870,270	33,352,986
5.000%, 01/15/2019 to 03/20/2041		15,419,282	16,915,401
5.500%, 02/15/2029 to 12/20/2039		8,894,324	9,953,331
6.000%, 04/15/2014 to 07/20/2039		6,365,583	7,104,713
6.500%, 12/15/2014 to 09/15/2038		2,474,577	2,815,745
7.000%, 04/15/2017 to 10/20/2036		955,772	1,112,071
9.250%, 10/15/2016 to 12/15/2019		2,312	2,646
9.750%, 07/15/2017 to 02/15/2021		2,261	2,680
10.250%, 11/15/2020		1,362	1,637
12.750%, 06/20/2014		5	5

			745,091,181

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,280,844,864)			$1,272,661,245

FOREIGN GOVERNMENT
OBLIGATIONS - 3.9%
Bermuda - 0.2%
Government of Bermuda
4.138%, 01/03/2023 (S)		2,075,000	2,035,575
4.854%, 02/06/2024 (S)		1,220,000	1,244,577
5.603%, 07/20/2020 (S)		2,190,000	2,411,190

			5,691,342
Brazil - 2.0%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,063,000
6.000%, 05/15/2015 to 08/15/2050	BRL	4,698,000	4,921,300
10.000%, 01/01/2017 to 01/01/2023		120,103,000	50,550,519

			56,534,819
Iceland - 0.1%
Republic of Iceland
5.875%, 05/11/2022		$2,630,000	2,850,599
Malaysia - 0.1%
Government of Malaysia
3.492%, 03/31/2020	MYR	4,319,000	1,292,136
3.889%, 07/31/2020		4,399,000	1,340,227

			2,632,363
Mexico - 0.5%
Government of Mexico
4.000%, 06/13/2019	MXN	33,340,144	2,810,961
6.500%, 06/10/2021		53,855,000	4,302,155
7.750%, 11/13/2042		28,860,000	2,365,291
8.500%, 11/18/2038		55,650,000	4,946,130

			14,424,537
Morocco - 0.2%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		$4,330,000	4,200,100
Netherlands - 0.0%
Mubadala Development Company
5.750%, 05/06/2014 (S)		350,000	351,225
Poland - 0.1%
Republic of Poland
5.250%, 10/25/2017	PLN	5,905,000	2,075,674

169

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia - 0.1%
Government of Russia
7.400%, 06/14/2017	RUB	77,055,000	$2,150,091
South Africa - 0.4%
Republic of South Africa
5.875%, 09/16/2025		$2,565,000	2,757,375
6.750%, 03/31/2021	ZAR	59,775,000	5,244,620
8.250%, 09/15/2017		22,885,000	2,216,311

			10,218,306
Turkey - 0.2%
Republic of Turkey
6.000%, 01/14/2041		$6,425,000	6,312,563

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $110,123,070)			$107,441,619

CORPORATE BONDS - 27.7%
Consumer Discretionary - 4.3%
21st Century Fox America, Inc.
7.850%, 03/01/2039		190,000	257,348
CCO Holdings LLC
6.625%, 01/31/2022		2,635,000	2,816,156
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020		125,000	134,063
Comcast Corp.
3.125%, 07/15/2022		2,210,000	2,184,855
6.950%, 08/15/2037		5,815,000	7,553,452
COX Communications, Inc.
3.250%, 12/15/2022 (S)		2,195,000	2,062,216
8.375%, 03/01/2039 (S)		2,615,000	3,430,666
Delphi Corp.
4.150%, 03/15/2024		1,770,000	1,768,124
5.000%, 02/15/2023		1,925,000	2,040,500
DIRECTV Holdings LLC
3.800%, 03/15/2022		5,043,000	4,990,860
4.450%, 04/01/2024		6,660,000	6,679,760
5.875%, 10/01/2019		1,750,000	2,007,413
DISH DBS Corp.
4.250%, 04/01/2018		1,925,000	2,009,219
5.125%, 05/01/2020		2,335,000	2,434,238
Ford Motor Credit Company LLC
5.750%, 02/01/2021		12,180,000	13,900,340
General Motors Financial Company, Inc.
6.750%, 06/01/2018		1,400,000	1,596,000
Hyatt Hotels Corp.
3.875%, 08/15/2016		4,495,000	4,731,023
Hyundai Capital America
1.875%, 08/09/2016 (S)		1,255,000	1,269,296
2.550%, 02/06/2019 (S)		3,595,000	3,594,134
2.875%, 08/09/2018 (S)		2,110,000	2,150,693
Mohawk Industries, Inc.
3.850%, 02/01/2023		4,200,000	4,126,500
NBCUniversal Media LLC
2.875%, 01/15/2023		2,705,000	2,613,349
5.150%, 04/30/2020		5,325,000	6,017,932
Newell Rubbermaid, Inc.
2.050%, 12/01/2017		1,250,000	1,253,789
NVR, Inc.
3.950%, 09/15/2022		1,710,000	1,698,735
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		860,000	846,432
4.875%, 01/14/2021		3,970,000	4,252,053

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
QVC, Inc.
3.125%, 04/01/2019 (S)	$980,000	$974,154
4.375%, 03/15/2023	5,195,000	5,120,187
7.500%, 10/01/2019 (S)	400,000	425,633
SES SA
3.600%, 04/04/2023 (S)	2,185,000	2,117,724
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,410,000	2,463,044
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023	1,615,000	1,570,629
4.000%, 03/15/2022	2,365,000	2,358,170
Time Warner Cable, Inc.
6.550%, 05/01/2037	3,535,000	4,105,655
8.250%, 04/01/2019	4,345,000	5,415,182
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	800,000	818,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	1,670,000	1,728,450
WPP Finance 2010
4.750%, 11/21/2021	3,650,000	3,922,144
WPP Finance UK
8.000%, 09/15/2014	80,000	82,613

		119,520,731
Consumer Staples - 1.3%
Altria Group, Inc.
4.750%, 05/05/2021	4,490,000	4,900,606
9.250%, 08/06/2019	1,805,000	2,382,468
Avon Products, Inc.
4.600%, 03/15/2020	3,565,000	3,625,238
5.000%, 03/15/2023	3,745,000	3,752,247
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	958,442
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017	1,970,000	2,047,648
8.500%, 06/15/2019	1,365,000	1,684,971
ConAgra Foods, Inc.
3.200%, 01/25/2023	3,915,000	3,739,639
Reynolds American, Inc.
3.250%, 11/01/2022	2,170,000	2,041,812
Rite Aid Corp.
9.250%, 03/15/2020	4,100,000	4,679,125
The Kroger Co
3.300%, 01/15/2021	2,650,000	2,647,854
Tyson Foods, Inc.
4.500%, 06/15/2022	2,875,000	2,999,390
WM Wrigley Jr. Company
2.400%, 10/21/2018 (S)	1,695,000	1,700,371

		37,159,811
Energy - 4.0%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	2,385,000	2,730,846
Antero Resources Finance Corp.
7.250%, 08/01/2019	439,000	468,633
Boardwalk Pipelines LP
5.750%, 09/15/2019	415,000	450,557
CNOOC Finance 2013, Ltd.
1.750%, 05/09/2018	1,270,000	1,239,157
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	130,510
DCP Midstream Operating LP
2.500%, 12/01/2017	955,000	970,968
2.700%, 04/01/2019	280,000	279,411

170

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream Operating LP (continued)
3.250%, 10/01/2015	$1,085,000	$1,119,055
3.875%, 03/15/2023	1,890,000	1,846,936
5.600%, 04/01/2044	1,090,000	1,137,750
Ecopetrol SA
4.250%, 09/18/2018	400,000	424,000
Energy Transfer Partners LP
3.600%, 02/01/2023	6,495,000	6,213,182
5.200%, 02/01/2022	3,120,000	3,368,449
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	3,154,233
7.550%, 04/15/2038	520,000	685,161
EQT Corp.
4.875%, 11/15/2021	4,800,000	5,075,626
Gazprom OAO
4.950%, 05/23/2016 (S)	2,475,000	2,552,344
MarkWest Energy Partners LP
4.500%, 07/15/2023	1,925,000	1,852,813
Murphy Oil Corp.
4.000%, 06/01/2022	4,340,000	4,300,289
Nabors Industries, Inc.
2.350%, 09/15/2016 (S)	610,000	624,113
4.625%, 09/15/2021	2,155,000	2,226,598
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	3,045,495
Origin Energy Finance, Ltd.
3.500%, 10/09/2018 (S)	3,325,000	3,385,572
PDC Energy, Inc.
7.750%, 10/15/2022	1,000,000	1,095,000
Pemex Project Funding Master Trust
6.625%, 06/15/2035	2,340,000	2,597,400
Petrobras Global Finance BV
4.375%, 05/20/2023	2,080,000	1,903,497
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,884,711
5.875%, 03/01/2018	2,680,000	2,859,665
7.875%, 03/15/2019	2,366,000	2,699,296
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,920,000	2,037,120
Petroleos Mexicanos
3.500%, 07/18/2018	620,000	643,250
4.875%, 01/24/2022	4,240,000	4,430,800
5.500%, 06/27/2044	3,855,000	3,720,075
6.500%, 06/02/2041	1,775,000	1,943,625
Phillips 66
4.300%, 04/01/2022	2,710,000	2,865,359
Plains All American Pipeline LP
2.850%, 01/31/2023	1,825,000	1,696,949
5.750%, 01/15/2020	2,165,000	2,486,907
Rowan Companies, Inc.
4.875%, 06/01/2022	1,190,000	1,231,222
5.000%, 09/01/2017	2,885,000	3,141,719
7.875%, 08/01/2019	360,000	437,388
Spectra Energy Capital LLC
3.300%, 03/15/2023	4,265,000	3,875,797
Statoil ASA
1.950%, 11/08/2018	3,045,000	3,048,319
Swift Energy Company
7.875%, 03/01/2022	2,925,000	2,925,000
Western Gas Partners LP
4.000%, 07/01/2022	4,565,000	4,525,645
Williams Companies, Inc.
3.700%, 01/15/2023	3,205,000	2,908,871

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP
3.350%, 08/15/2022	$2,835,000	$2,716,171
4.125%, 11/15/2020	2,275,000	2,363,043
6.300%, 04/15/2040	2,365,000	2,687,345

		110,005,872
Financials - 8.2%
ABN AMRO Bank NV
6.250%, 04/27/2022	3,026,000	3,353,092
Aflac, Inc.
3.625%, 06/15/2023	4,320,000	4,354,353
American International Group, Inc.
4.125%, 02/15/2024	4,155,000	4,243,597
6.400%, 12/15/2020	685,000	816,437
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,102,203
Banco Santander Chile
3.875%, 09/20/2022 (S)	2,810,000	2,725,481
Bank of America Corp.
3.300%, 01/11/2023	4,360,000	4,204,004
3.875%, 03/22/2017	2,795,000	2,981,737
5.625%, 07/01/2020	4,935,000	5,617,742
5.650%, 05/01/2018	13,785,000	15,586,796
6.110%, 01/29/2037	4,940,000	5,524,777
Barclays Bank PLC
2.500%, 02/20/2019	2,700,000	2,705,527
Berkshire Hathaway Finance Corp.
4.300%, 05/15/2043	2,575,000	2,461,157
Boardwalk Pipelines LP
3.375%, 02/01/2023	3,895,000	3,428,967
BPCE SA
5.150%, 07/21/2024 (S)	7,690,000	7,651,412
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,105,189
5.875%, 08/15/2020	2,665,000	3,060,174
Cooperatieve Centrale Raiffeisen
4.625%, 12/01/2023	4,225,000	4,348,370
Equity One, Inc.
3.750%, 11/15/2022	4,035,000	3,887,008
General Electric Capital Corp.
5.300%, 02/11/2021	9,575,000	10,770,602
HSBC Holdings PLC
4.250%, 03/14/2024	1,090,000	1,091,502
5.250%, 03/14/2044	915,000	925,208
IFC Development Corporate
Treasury, Ltd.
2.375%, 05/21/2019	4,465,000	4,236,544
ING US, Inc.
2.900%, 02/15/2018	2,200,000	2,254,699
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	705,762
JPMorgan Chase & Company
3.375%, 05/01/2023	3,210,000	3,039,074
4.500%, 01/24/2022	15,430,000	16,636,796
JPMorgan Chase & Company (6.750% to
02/01/2024; then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	5,530,000	5,820,325
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,578,009
6.625%, 06/01/2020	2,330,000	2,721,130
Lloyds Bank PLC
6.500%, 09/14/2020 (S)	4,476,000	5,115,858

171

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
2.125%, 04/25/2018	$12,690,000	$12,665,419
3.750%, 02/25/2023	7,000,000	6,956,579
5.500%, 07/28/2021	2,500,000	2,824,988
Morgan Stanley Company
5.000%, 11/24/2025	5,745,000	5,912,093
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	4,295,000	4,574,175
ProLogis LP
4.500%, 08/15/2017	2,665,000	2,883,221
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,673,207
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,217,601
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,529,310
5.000%, 06/01/2021	1,720,000	1,868,181
5.625%, 03/15/2017	2,275,000	2,491,332
6.450%, 11/15/2019	705,000	822,894
Santander UK PLC
5.000%, 11/07/2023 (S)	7,075,000	7,279,743
Sun Hung Kai Properties Capital
Market, Ltd.
3.625%, 01/16/2023	4,300,000	4,158,289
The Bank of New York Mellon Corp.
(4.500% to 06/20/2023, then 3 month
LIBOR + 2.460%)
06/20/2023 (Q)	3,325,000	3,025,750
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	5,415,000	5,452,277
3.625%, 01/22/2023	13,495,000	13,276,907
5.750%, 01/24/2022	1,900,000	2,154,697
Unum Group
4.000%, 03/15/2024	4,140,000	4,145,800
5.625%, 09/15/2020	1,040,000	1,170,751
WEA Finance LLC
3.375%, 10/03/2022 (S)	2,420,000	2,416,883

		228,553,629
Health Care - 1.1%
Actavis, Inc.
3.250%, 10/01/2022	4,160,000	3,988,612
Aetna, Inc.
2.200%, 03/15/2019	2,295,000	2,276,328
Celgene Corp.
5.250%, 08/15/2043	2,520,000	2,694,918
Community Health Systems, Inc.
8.000%, 11/15/2019	4,150,000	4,559,813
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,419,182
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,599,986
6.000%, 03/01/2020	3,000,000	3,453,408
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,654,636
Perrigo Company PLC
2.300%, 11/08/2018 (S)	1,420,000	1,404,984
Thermo Fisher Scientific, Inc.
1.850%, 01/15/2018	265,000	263,221
2.400%, 02/01/2019	950,000	946,309
4.150%, 02/01/2024	2,165,000	2,227,746

		29,489,143

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 2.7%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)	$3,594,898	$3,621,860
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	3,978,642	4,267,093
Burlington Northern Santa Fe LLC
3.750%, 04/01/2024	620,000	621,884
5.150%, 09/01/2043	5,640,000	5,977,695
5.400%, 06/01/2041	1,525,000	1,681,213
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,294,211	1,481,872
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	363,474	425,264
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	903,529	975,811
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,121,699	1,146,937
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	487,389	570,245
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	785,883	856,612
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	488,171	539,429
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	3,300,000	3,680,563
GATX Corp.
2.500%, 03/15/2019 to 07/30/2019	4,515,000	4,467,116
3.500%, 07/15/2016	1,590,000	1,672,616
4.850%, 06/01/2021	2,730,000	2,948,512
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	5,585,000	5,999,647
Kansas City Southern Railway
4.300%, 05/15/2043 (S)	4,215,000	3,821,083
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)	3,005,000	2,997,488
Republic Services, Inc.
3.550%, 06/01/2022	2,285,000	2,289,335
5.700%, 05/15/2041	3,950,000	4,501,424
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	4,068,972
Textron, Inc.
4.300%, 03/01/2024	2,080,000	2,119,023
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,557,107
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	2,909,978	3,048,202
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	2,935,000	2,957,013
Valmont Industries, Inc.
6.625%, 04/20/2020	2,505,000	2,909,760
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,219,600

		75,423,376

172

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 0.3%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	$1,095,000	$1,149,564
Avnet, Inc.
4.875%, 12/01/2022	4,125,000	4,303,097
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,267,614
3.500%, 10/01/2022	2,190,000	2,139,168
Xerox Corp.
6.350%, 05/15/2018	485,000	560,581

		9,420,024
Materials - 1.2%
ArcelorMittal
6.125%, 06/01/2018	5,325,000	5,837,531
Corp. Nacional del Cobre de Chile
4.500%, 08/13/2023 (S)	2,800,000	2,885,652
7.500%, 01/15/2019 (S)	260,000	311,950
Holcim US Finance Sarl & Cie SCS
5.150%, 09/12/2023 (S)	2,575,000	2,751,557
6.000%, 12/30/2019 (S)	2,095,000	2,385,610
International Paper Company
4.750%, 02/15/2022	6,135,000	6,634,229
9.375%, 05/15/2019	400,000	522,426
LyondellBasell Industries NV
5.000%, 04/15/2019	6,205,000	6,911,055
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	430,000	409,327
3.500%, 03/22/2022	435,000	435,219
Vale Overseas, Ltd.
4.375%, 01/11/2022	4,205,000	4,175,338

		33,259,894
Telecommunication Services - 3.4%
American Tower Corp.
7.250%, 05/15/2019	3,768,000	4,481,840
CC Holdings GS V LLC
2.381%, 12/15/2017	4,208,000	4,209,044
3.849%, 04/15/2023	8,350,000	8,123,757
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,572,581
Grain Spectrum Funding LLC
4.000%, 10/10/2018 (S)	4,560,000	4,584,692
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	2,905,000	2,836,274
4.347%, 06/15/2016 (S)	1,335,000	1,414,415
Qwest Corp.
7.500%, 10/01/2014	175,000	180,682
SBA Telecommunications, Inc.
8.250%, 08/15/2019	81,000	85,961
SBA Tower Trust
3.598%, 04/15/2018 (S)	3,575,000	3,495,045
4.254%, 04/15/2015 (S)	5,420,000	5,602,161
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	3,955,000	4,834,988
T-Mobile USA, Inc.
6.731%, 04/28/2022	3,910,000	4,188,588
Telefonica Emisiones SAU
3.992%, 02/16/2016	1,485,000	1,557,278
6.221%, 07/03/2017	2,290,000	2,590,789
Verizon Communications, Inc.
4.500%, 09/15/2020	5,050,000	5,486,542
5.050%, 03/15/2034	4,795,000	4,919,066
5.150%, 09/15/2023	6,725,000	7,360,304

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
6.400%, 09/15/2033	$19,665,000	$23,347,212

		93,871,219
Utilities - 1.2%
Appalachian Power Company
6.375%, 04/01/2036	2,010,000	2,435,292
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (S)	1,500,000	1,633,617
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,043,477
FirstEnergy Corp.
2.750%, 03/15/2018	2,135,000	2,129,041
4.250%, 03/15/2023	2,930,000	2,842,302
7.375%, 11/15/2031	3,630,000	4,169,621
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)	4,315,000	4,371,440
NiSource Finance Corp.
6.250%, 12/15/2040	1,315,000	1,497,183
PacifiCorp
6.250%, 10/15/2037	3,000,000	3,789,828
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,543,233
PPL Capital Funding, Inc.
3.400%, 06/01/2023	3,060,000	2,960,740
3.500%, 12/01/2022	2,555,000	2,503,859
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	984,575
Southwest Gas Corp.
3.875%, 04/01/2022	1,115,000	1,154,475
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	105,000	114,138

		33,172,821

TOTAL CORPORATE BONDS (Cost $748,519,711)		$769,876,520

MUNICIPAL BONDS - 3.4%
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	2,235,000	2,537,284
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	260,000	309,951
City of Chicago 6.395%, 01/01/2040	1,925,000	2,311,309
City of Houston 5.000%, 03/01/2023	1,765,000	2,064,979
Commonwealth of Massachusetts
4.500%, 08/01/2031	2,780,000	2,902,793
5.000%, 06/01/2023	1,215,000	1,423,579
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,480,012
District of Columbia
5.250%, 12/01/2034	2,610,000	2,947,055
5.591%, 12/01/2034	375,000	429,975
East Bay Municipal Utility District
(California) 5.874%, 06/01/2040	1,665,000	2,034,747
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016	2,825,000	2,854,408
2.995%, 07/01/2020	3,160,000	3,148,308
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,363,264
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	118,308
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	2,600,000	3,140,436

173

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Los Angeles Department of Water &
Power (California) 5.000%, 07/01/2043	$2,780,000	$2,983,635
Maryland State Transportation Authority
5.754%, 07/01/2041	3,770,000	4,408,977
5.888%, 07/01/2043	1,070,000	1,302,725
Massachusetts Bay Transportation
Authority 5.000%, 07/01/2020	2,040,000	2,416,951
Metropolitan Transportation Authority
(New York) 7.336%, 11/15/2039	2,150,000	3,019,331
New York City Housing
Development Corp. 6.420%, 11/01/2027	5,000	5,005
New York City Municipal Water Finance
Authority 5.952%, 06/15/2042	840,000	1,022,935
New York City Transitional Finance
Authority 5.000%, 05/01/2023	2,185,000	2,556,996
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 11/01/2024	1,300,000	1,501,006
5.000%, 02/01/2025	1,315,000	1,497,377
New York State Dormitory Authority
4.000%, 12/15/2022	290,000	318,060
New York State Urban
Development Corp., Series A-1
5.000%, 03/15/2043	4,235,000	4,531,323
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	6,265,000	6,015,778
Port Authority of New York & New Jersey
(New York) 4.458%, 10/01/2062	3,050,000	2,849,097
Regional Transportation District
(Colorado) 5.000%, 11/01/2038	2,630,000	2,828,065
San Diego County Water Authority
(California) 6.138%, 05/01/2049	840,000	1,057,753
South Carolina State Public Service
Authority 4.322%, 12/01/2027	3,205,000	3,208,269
State of California 5.000%, 04/01/2043	485,000	515,327
State of Delaware 5.000%, 08/01/2024	3,060,000	3,688,004
State of Georgia
5.000%, 07/01/2023	2,175,000	2,597,755
5.000%, 07/01/2025	1,630,000	1,917,434
State of Minnesota 5.000%, 03/01/2027	1,465,000	1,674,905
State of Oregon 5.892%, 06/01/2027	60,000	71,733
State of Washington 5.000%, 07/01/2024	2,255,000	2,644,416
The University of Texas System
5.000%, 08/15/2043	3,695,000	4,043,549
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	2,665,000	2,892,191
University of Virginia 5.000%, 06/01/2043	905,000	999,419
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,571,260
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	566,176

TOTAL MUNICIPAL BONDS (Cost $93,722,558)		$94,771,860

TERM LOANS (M) - 1.5%
Consumer Discretionary - 0.6%
Atlantic Broadband Penn LLC
3.250%, 12/02/2019	1,748,375	1,741,506
La Quinta Intermediate Holdings LLC
TBD 02/19/2021 (T)	2,800,000	2,796,500
Station Casinos LLC
4.250%, 03/02/2020	1,980,000	1,982,829

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
TWCC Holding Corp.
3.500%, 02/13/2017	$4,242,178	$4,159,103
Univision Communications, Inc.
4.000%, 03/01/2020	5,452,134	5,445,474

		16,125,412
Consumer Staples - 0.1%
HJ Heinz Company
3.500%, 06/05/2020	1,563,188	1,571,199
Financials - 0.3%
Asurion LLC 05/24/2019	4,239,085	4,245,562
Nuveen Investments, Inc.
4.150%, 05/15/2017	3,383,809	3,391,213

		7,636,775
Health Care - 0.3%
Biomet, Inc.
3.660%, 07/25/2017	716,266	716,465
Capsugel Holdings US, Inc.
3.500%, 08/01/2018	3,395,563	3,388,137
HCA, Inc.
2.980%, 05/01/2018	3,561,093	3,561,093

		7,665,695
Information Technology - 0.1%
First Data Corp.
4.150%, 03/24/2021	4,351,102	4,356,541
Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,123,377	4,130,551

TOTAL TERM LOANS (Cost $41,230,418)		$41,486,173

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.0%
Commercial & Residential - 7.7%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.394%, 11/25/2035 (P)	187,820	184,612
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.553%, 12/25/2034 (P)	1,900,801	1,805,482
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM,
5.448%, 09/10/2047	4,975,000	5,329,578
Series 2007-4, Class A4,
5.825%, 02/10/2051 (P)	2,423,096	2,694,953
Series 2007-4, Class AM,
5.892%, 02/10/2051 (P)	2,425,000	2,692,305
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.457%, 02/20/2035 (P)	237,897	228,757
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	31,164	31,236
Series 2007-1, Class AAB,
5.422%, 01/15/2049	3,050,205	3,047,326
Series 2008-1, Class A4,
6.246%, 02/10/2051 (P)	2,200,000	2,503,807
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.614%, 03/25/2035 (P)	1,396,046	1,295,005

174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Mortgage
Securities (continued)
Series 2004-A, Class 2A2,
2.682%, 02/25/2034 (P)	$40,919	$40,583
Series 2004-I, Class 3A2,
2.746%, 10/25/2034 (P)	11,349	11,630
Series 2004-H, Class 2A2,
2.752%, 09/25/2034 (P)	55,131	55,238
Series 2005-J, Class 3A1,
2.806%, 11/25/2035 (P)	1,095,957	1,024,582
Series 2004-D, Class 2A2,
2.866%, 05/25/2034 (P)	20,674	20,617
Bear Stearns Alt-A Trust, Series 2006-1,
Class 11A1 0.634%, 02/25/2036 (P)	2,095,589	1,697,310
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	76,630	77,411
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	7,238	7,233
Series 2006-PW12, Class A4,
5.712%, 09/11/2038 (P)	385,000	419,101
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	4,310,000	4,519,806
Commercial Mortgage Pass
Through Certificates
Series 2014-TWC, Class A,
1.005%, 02/13/2032 (P)(S)	2,135,000	2,136,341
Series 2013-CR13, Class C,
4.759%, 10/10/2046 (P)	1,995,000	2,025,067
Series 2014-CR15, Class C,
4.769%, 02/10/2047 (P)	1,995,000	2,037,378
Series 2007-C9, Class A4,
5.799%, 12/10/2049 (P)	3,165,000	3,555,776
Commercial Mortgage Trust
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	2,590,000	2,767,775
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	1,335,000	1,436,424
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	218,641	227,216
Series 2008-C1, Class A3,
5.978%, 02/15/2041 (P)	1,795,000	2,016,943
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.554%, 04/25/2035 (P)	1,436,757	1,281,161
DSLA Mortgage Loan Trust
Series 2004-AR4, Class 2A1A,
0.516%, 01/19/2045 (P)	1,052,478	884,693
Series 2004-AR1, Class A1A,
0.996%, 09/19/2044 (P)	1,618,743	1,549,094
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.736%, 10/18/2054 (P)(S)	2,795,000	2,882,028
Series 2011-1A, Class A5,
1.736%, 10/18/2054 (P)(S)	575,000	586,055
FREMF Mortgage Trust
Series 2013-K713, Class B,
3.165%, 04/25/2046 (P)(S)	4,155,000	4,027,707

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
FREMF Mortgage Trust (continued)
Series 2013-K712, Class B,
3.368%, 05/25/2045 (P)(S)	$1,530,000	$1,510,450
Series 2012-K711, Class B,
3.562%, 08/25/2045 (P)(S)	3,255,000	3,259,873
Series 2013-K26, Class B,
3.600%, 12/25/2045 (P)(S)	3,195,000	3,044,992
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.059%, 06/19/2035 (P)	435,073	436,098
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.394%, 06/25/2045 (P)	1,806,797	1,422,948
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	79,361	79,284
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	6,404	6,404
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	3,125,000	2,984,375
Series 2014-GC20, Class B,
4.529%, 04/10/2047	1,885,000	1,941,532
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	5,100,000	5,446,892
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A,
0.366%, 11/19/2036 (P)	8,064,332	5,994,258
Series 2005-2, Class 2A1A,
0.376%, 05/19/2035 (P)	597,901	519,430
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.889%, 10/15/2054 (P)(S)	691,301	698,857
Series 2012-3A, Class B1,
2.439%, 10/15/2054 (P)(S)	2,950,000	3,048,651
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.424%, 10/25/2035 (P)	1,793,727	1,587,969
Series 2005-4, Class A2,
0.484%, 10/25/2035 (P)	1,631,446	1,450,450
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.934%, 10/25/2036 (P)	2,869,183	2,281,520
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.344%, 06/25/2037 (P)	693,736	651,440
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2012-C8, Class A3,
2.829%, 10/15/2045	4,340,000	4,161,166
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	85,124	86,182
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	677,003
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,491,740	9,171,411
Series 2007-CB19, Class A4,
5.698%, 02/12/2049 (P)	4,823,000	5,345,533
Series 2007-CB19, Class AM,
5.698%, 02/12/2049 (P)	5,580,000	6,060,711

175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2007-LD12, Class AM,
6.032%, 02/15/2051 (P)	$3,250,000	$3,626,123
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.454%, 10/25/2035 (P)	2,493,589	1,884,994
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,019,480
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,395,883
Series 2007-C1, Class A4,
5.424%, 02/15/2040	2,142,000	2,351,295
Series 2007-C2, Class AM,
5.493%, 02/15/2040 (P)	2,575,000	2,736,743
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	1,070,000	1,183,773
Series 2008-C1, Class AM,
6.139%, 04/15/2041 (P)	825,000	947,545
Series 2008-C1, Class A2,
6.139%, 04/15/2041 (P)	1,415,000	1,618,652
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.502%, 12/25/2035 (P)	1,495,000	1,421,495
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%, 08/12/2043 (P)	2,950,000	3,220,778
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C15, Class B
4.565%, 04/15/2047 (P)	1,595,000	1,642,790
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	11,903,742
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	15,098,955
Series 2007-IQ14, Class AM,
5.679%, 04/15/2049 (P)	1,095,000	1,146,831
Series 2007-IQ14, Class AMFX,
5.679%, 04/15/2049 (P)	815,000	852,377
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,084,058
Series 2007-IQ15, Class A4,
5.908%, 06/11/2049 (P)	1,083,250	1,207,510
Series 2008-T29, Class A4,
6.281%, 01/11/2043 (P)	5,222,000	6,012,642
Sequoia Mortgage Trust
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	4,196,914	3,814,361
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	1,980,160	1,850,903
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	65,565	64,518
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.611%, 04/25/2037 (P)	1,542,188	1,411,238
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.585%, 03/15/2025 (P)	4,368	4,824
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C24, Class A3,
5.558%, 03/15/2045 (P)	4,468,000	4,786,622

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial
Mortgage Trust (continued)
Series 2006-C28, Class A4,
5.572%, 10/15/2048	$8,216,182	$8,922,651
Series 2007-C34, Class A3,
5.678%, 05/15/2046	1,235,000	1,370,244
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.444%, 10/25/2045 (P)	345,767	317,828
Series 2005-AR11, Class A1C3,
0.664%, 08/25/2045 (P)	1,538,642	1,335,256
Series 2005-AR12, Class 2A1,
2.549%, 09/25/2035 (P)	534,265	540,742
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.854%, 03/25/2036 (P)	1,286,553	1,038,316
Series 2003-O, Class 5A1,
2.514%, 01/25/2034 (P)	49,669	49,818
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class A4,
3.001%, 05/15/2045	3,300,000	3,166,716
Series 2014-C19, Class B,
4.723%, 03/15/2047 (P)	960,000	988,745

		213,986,107
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.571%, 08/01/2028	1,952	1,743
Series K502, Class A2,
1.426%, 08/25/2017	1,645,000	1,653,549
Series K025, Class A1,
1.875%, 04/25/2022	2,744,644	2,697,541
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	926	10
Federal National Mortgage Association,
Series 319, Class 2 IO
6.500%, 02/01/2032	5,861	1,023
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.203%, 03/16/2028	12,405	11,705
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	2,917,190	626,288
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	5,445,711	686,419
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	2,650,013	324,952
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	1,403,697	218,254
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	7,819,246	1,231,777
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	14,197	14,428

		7,467,689

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $211,660,317)		$221,453,796

176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 6.8%
Ally Auto Receivables Trust
Series 2013-2, Class A3,
0.790%, 01/15/2018	$2,885,000	$2,893,522
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,137,979
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	1,650,000	1,699,789
Ally Master Owner Trust, Series 2014-1,
Class A2 1.290%, 01/15/2019	3,480,000	3,477,045
American Express Credit Account
Master Trust, Series 2012-5, Class C
1.070%, 05/15/2018 (S)	1,145,000	1,149,496
Americredit Automobile
Receivables Trust, Series 2012-4,
Class C 1.930%, 08/08/2018	1,430,000	1,444,994
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	1,765,961	1,769,164
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	306,902
Series 2011-1, Class C,
2.850%, 08/08/2016	2,495,000	2,528,081
Avis Budget Rental Car
Funding AESOP LLC
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	4,635,000	4,588,187
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	6,905,000	6,890,023
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	2,000,000	2,055,482
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	12,160	12,186
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,022,732
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	5,515,000	5,674,643
Capital Auto Receivables Asset Trust
Series 2013-4, Class A3,
1.090%, 03/20/2018	7,810,000	7,798,277
Series 2013-1, Class B,
1.290%, 04/20/2018	345,000	344,467
Series 2013-1, Class C,
1.740%, 10/22/2018	360,000	357,537
Series 2014-1, Class C,
2.840%, 04/22/2019	655,000	657,480
CarMax Auto Owner Trust
Series 2013-3, Class A3,
0.970%, 04/16/2018	3,200,000	3,219,370
Series 2014-1, Class D,
2.430%, 08/17/2020	3,375,000	3,359,026
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.894%, 10/25/2032 (P)	4,639	4,359
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	11,320	10,107
Chase Issuance Trust, Series 2013-A8,
Class A8 1.010%, 10/15/2018	3,475,000	3,473,898
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	750,030	751,330

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	$8,269,075	$8,355,040
CNH Equipment Trust
Series 2013-D, Class A3,
0.770%, 10/15/2018	2,110,000	2,108,166
Series 2013-C, Class A3,
1.020%, 08/15/2018	1,645,000	1,654,985
Series 2012-D, Class B,
1.270%, 05/15/2020	2,936,000	2,926,135
Series 2010-B, Class A4,
1.740%, 01/17/2017	2,409,377	2,412,593
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.755%, 08/15/2019 (P)(S)	3,640,000	3,644,350
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.759%, 01/25/2034 (P)	2,131,748	1,885,149
Diamond Resorts Owner Trust,
Series 2013-2, Class A
2.270%, 05/20/2026 (S)	3,613,807	3,613,608
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	7,599,950	8,132,030
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2
1.060%, 03/20/2019 (S)	3,355,000	3,365,733
Ford Credit Auto Owner Trust,
Series 2013-B, Class D
1.820%, 11/15/2019	1,745,000	1,769,084
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A,
1.920%, 01/15/2019	6,500,000	6,611,625
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,654,051
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A,
2.220%, 01/15/2022	5,465,000	5,427,696
Series 2009-4, Class C,
7.820%, 11/15/2017 (S)	870,000	906,850
GE Equipment Small Ticket LLC,
Series 2013-1A, Class A3
1.020%, 02/24/2017 (S)	4,270,000	4,292,046
GreatAmerica Leasing Receivables,
Series 2014-1, Class A4
1.470%, 08/15/2020 (S)	1,640,000	1,630,198
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.187%, 07/25/2037 (P)	1,727,753	1,509,084
Series 2005-11, Class 2A1,
0.434%, 10/25/2035 (P)	624,036	580,545
Series 2005-MTR1, Class A4,
0.524%, 10/25/2035 (P)	4,625,000	4,359,377
GSAA Trust, Series 2005-8, Class A3
0.586%, 06/25/2035 (P)	2,888,404	2,726,746
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3
0.324%, 05/25/2037 (P)	1,684,804	1,557,303
Huntington Auto Trust
Series 2011-1A, Class B,
1.840%, 01/17/2017 (S)	455,000	462,376
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	2,160,000	2,209,939

177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust
Series 2013-B, Class A2,
0.750%, 03/15/2016 (S)	$4,790,000	$4,800,303
Series 2012-A, Class A4,
1.050%, 04/17/2017 (S)	1,400,000	1,405,340
Invitation Homes Trust,
Series 2013-SFR1, Class A
1.400%, 12/17/2030 (P)(S)	1,234,671	1,234,675
Mercedes-Benz Auto Lease Trust,
Series 2013-B, Class A4
0.760%, 07/15/2019	3,210,000	3,209,393
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	1,419,167	1,420,349
MVW
Owner Trust 2.150%, 04/22/2030 (S)	1,068,272	1,076,079
Nissan Auto Lease Trust, Series 2013-B,
Class A3 0.750%, 06/15/2016	1,220,000	1,222,256
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	6,905,000	7,066,957
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,279,477	1,739,805
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033	8,275	7,987
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	1,717,694	1,724,326
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	4,545,000	4,533,578
Series 2013-3A, Class A,
2.200%, 10/20/2030 (S)	2,535,851	2,545,510
Series 2013-2A, Class A,
2.280%, 11/20/2025 (S)	2,982,222	3,021,895
SMART Trust
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,460,000	1,451,155
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	3,610,000	3,580,037
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,878,569
Series 2014-1US, Class A4A,
1.680%, 12/14/2019	2,910,000	2,909,107
Series 2011-2USA, Class A4A,
2.310%, 04/14/2017 (S)	1,858,235	1,878,252
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	416,024	429,968
Utility Debt Securitization Authority (New
York) 2.042%, 06/15/2021	2,010,000	2,002,221
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	2,705,000	2,716,675
Wheels SPV LLC, Series 2012-1,
Class A3 1.530%, 03/20/2021 (S)	1,370,000	1,380,175

TOTAL ASSET BACKED SECURITIES (Cost $186,759,075)		$187,655,397

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	$4,475,000	$4,877,750

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,475,000)		$4,877,750

PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Exchange Traded on 10 Year
U.S. Treasury Note Futures Option
(Expiration Date: 05/14/2014; Strike
Price: $126.50) (I)	446,000	48,781

TOTAL PURCHASED OPTIONS (Cost $161,329)		$48,781

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.6%
T. Rowe Price Reserve Investment
Fund, 0.0633% (Y)	72,249,524	72,249,524
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 03/31/2014 at
0.000% to be repurchased at $111,981
on 04/01/2014, collateralized by
$125,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $116,413, including interest)	111,981	111,981
Repurchase Agreement with State
Street Corp. dated 03/31/2014 at
0.000% to be repurchased at $4,098,000
on 04/01/2014, collateralized by
$4,410,000 U.S. Treasury Notes,
1.125% due 04/30/2020 (valued at
$4,183,988, including interest)	4,098,000	4,098,000

		4,209,981

TOTAL SHORT-TERM INVESTMENTS (Cost $76,459,505)		$76,459,505

Total Investments (New Income Trust)
(Cost $2,753,955,847) - 100.1%		$2,776,732,646
Other assets and liabilities, net - (0.1%)		(1,755,784)

TOTAL NET ASSETS - 100.0%		$2,774,976,862

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.1%
Financials - 98.1%
Real Estate Investment Trusts - 98.1%
Diversified REITs - 7.7%
Duke Realty Corp.	471,069	$7,951,644
Spirit Realty Capital, Inc.	896,018	9,838,278
Vornado Realty Trust	131,964	13,006,372

		30,796,294
Industrial REITs - 6.0%
DCT Industrial Trust, Inc.	717,367	5,652,852
First Industrial Realty Trust, Inc.	226,206	4,370,300

178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial REITs (continued)
Prologis, Inc.	338,685	$13,828,509

		23,851,661
Office REITs - 16.4%
Alexandria Real Estate Equities, Inc.	108,396	7,865,214
Boston Properties, Inc.	180,492	20,671,749
CommonWealth REIT	64,791	1,704,003
Digital Realty Trust, Inc.	49,703	2,638,235
Douglas Emmett, Inc.	408,522	11,087,287
DuPont Fabros Technology, Inc.	24,535	590,557
Kilroy Realty Corp.	60,145	3,523,294
Lexington Realty Trust	453,592	4,948,689
Mack-Cali Realty Corp.	78,310	1,628,065
SL Green Realty Corp.	103,204	10,384,386

		65,041,479
Residential REITs - 16.0%
American Campus Communities, Inc.	127,773	4,772,322
AvalonBay Communities, Inc.	112,144	14,726,750
BRE Properties, Inc.	104,322	6,549,335
Camden Property Trust	105,612	7,111,912
Equity Residential	239,961	13,915,338
Essex Property Trust, Inc.	46,557	7,917,018
Home Properties, Inc.	75,577	4,543,689
Post Properties, Inc.	83,252	4,087,673

		63,624,037
Retail REITs - 26.5%
Acadia Realty Trust	128,916	3,400,804
Federal Realty Investment Trust	81,894	9,394,880
General Growth Properties, Inc.	803,069	17,667,518
Glimcher Realty Trust	364,556	3,656,497
Kite Realty Group Trust	389,653	2,337,918
National Retail Properties, Inc.	302,747	10,390,277
Realty Income Corp.	148,359	6,061,949
Regency Centers Corp.	125,176	6,391,487
Retail Properties of America, Inc., Class A	335,860	4,547,544
Simon Property Group, Inc.	232,350	38,105,400
Weingarten Realty Investors	102,673	3,080,190

		105,034,464
Specialized REITs - 25.5%
Chesapeake Lodging Trust	119,053	3,063,234
CubeSmart	389,712	6,687,458
DiamondRock Hospitality Company	342,879	4,028,828
HCP, Inc.	173,924	6,746,512
Health Care REIT, Inc.	159,890	9,529,444
Healthcare Realty Trust, Inc.	188,756	4,558,457
Host Hotels & Resorts, Inc.	458,398	9,277,976
LaSalle Hotel Properties	146,684	4,592,676
Public Storage	109,029	18,370,296
RLJ Lodging Trust	194,883	5,211,171
Sabra Health Care REIT, Inc.	116,966	3,262,182
Sunstone Hotel Investors, Inc.	331,466	4,551,028
Ventas, Inc.	350,036	21,201,681

		101,080,943

TOTAL COMMON STOCKS (Cost $364,338,267)		$389,428,878

Real Estate Securities Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $4,654,000 on 04/01/2014,
collateralized by $4,945,000 US Treasury
Note, 1.375% due 05/31/2020 (valued at
$4,747,200, including interest)		$4,654,000	$4,654,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,654,000)			$4,654,000

Total Investments (Real Estate Securities Trust)
(Cost $368,992,267) - 99.3%			$394,082,878
Other assets and liabilities, net - 0.7%			2,794,674

TOTAL NET ASSETS - 100.0%			$396,877,552

Real Return Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 107.7%
U.S. Government - 104.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023		$24,589,188	$24,277,688
0.375%, 07/15/2023		805,112	796,117
0.500%, 04/15/2015		4,326,040	4,414,252
0.625%, 07/15/2021		9,040,518	9,309,618
0.750%, 02/15/2042		310,524	270,592
1.250%, 07/15/2020		1,073,380	1,156,734
1.375%, 01/15/2020 to 02/15/2044		1,847,908	1,918,435
1.625%, 01/15/2015		1,963,936	2,014,877
1.750%, 01/15/2028		3,572,576	3,956,071
1.875%, 07/15/2015		240,992	252,684
2.000%, 07/15/2014 to 01/15/2026		11,952,328	12,550,104
2.125%, 01/15/2019 (D)		4,145,681	4,630,855
2.375%, 01/15/2025 to 01/15/2027		14,139,936	16,651,883
3.375%, 04/15/2032		6,987,264	9,651,703
3.875%, 04/15/2029		1,282,194	1,809,096

			93,660,709
U.S. Government Agency - 2.8%
Federal Home Loan Mortgage Corp.
2.500%, 10/02/2019		600,000	603,475
Federal National Mortgage Association
3.000%, 08/01/2043		1,930,898	1,866,560

			2,470,035

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $103,142,849)			$96,130,744

FOREIGN GOVERNMENT
OBLIGATIONS - 8.1%
Australia - 1.2%
Commonwealth of Australia
5.250%, 03/15/2019	AUD	500,000	501,552
New South Wales Treasury Corp.
2.500%, 11/20/2035		500,000	546,276

			1,047,828
Germany - 3.2%
Federal Republic of Germany
0.750%, 04/15/2018	EUR	1,997,280	2,901,627

179

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 1.7%
Republic of Italy
1.700%, 09/15/2018	EUR	399,984	$574,911
2.100%, 09/15/2017 to 09/15/2021		329,284	472,523
4.750%, 09/15/2016		100,000	150,219
5.250%, 08/01/2017		200,000	310,164

			1,507,817
Mexico - 1.0%
Government of Mexico
3.560%, 01/04/2018 to 01/30/2020 (P)	MXN	11,700,000	897,801

			897,801
New Zealand - 0.4%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	400,000	330,304
United Kingdom - 0.6%
Government of United Kingdom
2.500%, 07/26/2016	GBP	100,000	563,830

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,189,754)			$7,249,207

CORPORATE BONDS - 12.5%
Energy - 0.8%
Petrobras Global Finance BV
2.593%, 03/17/2017 (P)		$700,000	702,622
Financials - 11.5%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		244,000	248,148
Commonwealth Bank of Australia
0.733%, 06/25/2014 (P)(S)		5,300,000	5,305,910
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.000%, 09/10/2015	GBP	1,300,000	2,255,482
Eksportfinans ASA
2.375%, 05/25/2016		$100,000	99,000
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,023,658
Intesa Sanpaolo SpA
1.650%, 04/07/2015		800,000	800,050
3.125%, 01/15/2016		100,000	102,388
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	404,802

			10,239,438
Industrials - 0.1%
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		100,000	102,125
Utilities - 0.1%
Electricite de France
0.694%, 01/20/2017 (P)(S)		100,000	100,314

TOTAL CORPORATE BONDS (Cost $11,078,787)			$11,144,499

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.5%
Commercial & Residential - 5.2%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.602%, 06/24/2050 (P)(S)		248,219	270,497
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.190%, 03/26/2037 (P)(S)		88,915	83,207

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
BCAP LLC Trust (continued)
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		$250,921	$259,910
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.498%, 05/25/2033 (P)		100,378	101,440
Series 2005-1, Class 2A1,
2.659%, 03/25/2035 (P)		41,410	40,088
Series 2005-1, Class 4A1,
5.196%, 03/25/2035 (P)		237,040	236,346
CHL Mortgage Pass Through Trust,
Series 2004-J9, Class 2A5
5.500%, 01/25/2035		406,192	426,640
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
1.940%, 09/25/2035 (P)		48,640	48,811
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.324%, 05/25/2047 (P)		493,607	424,004
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1 2.645%, 11/19/2033 (P)		30,226	29,555
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		91,088	96,151
Granite Mortgages PLC, Series 2004-3,
Class 3A2 0.903%, 09/20/2044 (P)	GBP	89,961	149,153
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.374%, 06/25/2045 (P)		$318,119	280,992
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.800%, 01/25/2035 (P)		30,169	30,480
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.632%, 10/15/2054 (P)(S)	EUR	317,022	437,940
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.695%, 11/25/2035 (P)		$75,565	67,025
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1,
2.776%, 07/25/2035 (P)		75,653	76,919
Series 2005-A6, Class 2A1,
2.785%, 08/25/2035 (P)		65,401	64,611
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.190%, 12/25/2033 (P)		120,788	120,286
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.606%, 10/07/2020 (P)		159,305	160,241
Series 2010-R3, Class 2A,
0.716%, 12/08/2020 (P)		220,830	222,849
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.003%, 12/16/2049 (P)(S)		100,000	108,063
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.357%, 07/20/2036 (P)		78,197	71,765
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.526%, 01/25/2035 (P)		116,873	93,948

180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Adjustable Rate Mortgage
Loan Trust (continued)
Series 2004-1, Class 4A2,
2.446%, 02/25/2034 (P)		$194,456	$197,446
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)		105,145	102,456
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.816%, 10/19/2034 (P)		148,591	141,483
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.414%, 11/25/2045 (P)		150,728	138,740
Series 2006-AR17, Class 1A1A,
0.939%, 12/25/2046 (P)		132,959	122,961
Series 2002-AR17, Class 1A,
1.332%, 11/25/2042 (P)		23,608	22,753
Series 2005-AR10, Class 3A1,
5.159%, 08/25/2035 (P)		13,855	13,430
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
Series 3172, Class FK,
0.605%, 08/15/2033 (P)		173,801	174,438
Series 278, Class F1,
0.605%, 09/15/2042 (P)		368,727	366,551
Federal National Mortgage Association
Series 2006-118, Class A2,
0.201%, 12/25/2036 (P)		74,621	72,824
Series 2004-63, Class FA,
0.304%, 08/25/2034 (P)		111,133	109,941
Series 2003-W8, Class 3F2,
0.504%, 05/25/2042 (P)		62,950	62,901
Series 2013-M4, Class X1 IO,
3.930%, 02/25/2018		3,315,892	411,774

			1,198,429

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $5,819,947)			$5,838,619

ASSET BACKED SECURITIES - 3.1%
Aquilae CLO II PLC, Series 2006-1X,
Class A 0.637%, 01/17/2023 (P)	EUR	109,585	148,208
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.454%, 04/25/2034 (P)		$83,619	71,157
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.307%, 03/20/2036 (P)		77,488	75,781
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.204%, 10/25/2036 (P)		5,745	2,924
Magi Funding PLC, Series 2010-1A,
Class A 0.591%, 04/11/2021 (P)(S)	EUR	200,034	272,076
Nelnet Student Loan Trust, Series 2008-4,
Class A2 0.939%, 07/25/2018 (P)		$13,159	13,169
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.689%, 10/26/2020 (P)		88,950	88,907
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.414%, 09/25/2035 (P)		30,826	30,322
Penta CLO SA, Series 2007-1X, Class A1
0.551%, 06/04/2024 (P)	EUR	193,661	261,457

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust,
Series 2009-CT, Class 1A
2.350%, 04/15/2039 (P)(S)		$11,360	$11,363
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.814%, 02/25/2035 (P)		155,270	141,683
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.476%, 05/15/2019 (P)(S)		485,354	481,880
United States Small Business
Administration 5.902%, 02/10/2018		305,675	332,006
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.467%, 01/20/2022 (P)(S)		700,000	687,926
Wood Street CLO BV, Series II-A,
Class A1 0.666%, 03/29/2021 (P)(S)	EUR	99,728	135,489

TOTAL ASSET BACKED SECURITIES (Cost $2,630,960)			$2,754,348

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		440	6,492

TOTAL COMMON STOCKS (Cost $3,433)			$6,492

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay
a fixed rate of 3.875% (Expiration
Date: 04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I)		700,000	93
Over the Counter Option on 5 Year
U.S. Treasury Note Futures. (Expiration
Date: 04/14/2014; Strike Price: $116.50,
Counterparty: RBC Capital Markets) (I)		57,000	891

			984

TOTAL PURCHASED OPTIONS (Cost $36,104)			$984

SHORT-TERM INVESTMENTS - 55.1%
U.S. Government - 0.5%
U.S. Treasury Bills
0.079%, 09/11/2014 (D)*		$324,000	$323,916
0.080%, 08/21/2014 (D)*		141,000	140,968

			464,884
U.S. Government Agency - 27.7%
Federal Home Loan Bank Discount Notes
0.050%, 04/30/2014 *		24,500,000	24,499,412
0.090%, 08/27/2014 *		200,000	199,959

			24,699,371
Repurchase Agreement - 26.9%
Repurchase Agreement with Bank of
Nova Scotia dated 3/31/2014 at 0.080%
to be repurchased at $5,700,013 on
04/01/2014, collateralized by
$5,823,000 U.S. Treasury Bill, 0.010%
due 07/24/2014 (valued at $5,822,163,
including interest)		5,700,000	5,700,000

181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with Credit Suisse
dated 03/31/2014 at 0.070% to be
repurchased at $8,900,017 on
04/01/2014, collateralized by
$9,082,000 U.S. Treasury Notes,
0.250% due 09/15/2015 (valued at
$9,089,018, including interest)	$8,900,000	$8,900,000
Repurchase Agreement with Deutsche
Bank dated 03/31/2014 at 0.080% to be
repurchased at $8,900,020 on
04/01/2014, collateralized by
$9,856,000 U.S. Treasury Bonds,
3.125% due 02/15/2043 (valued at
$9,135,756, including interest).	8,900,000	8,900,000
Repurchase Agreement with State
Street Corp. dated 03/31/2014 at
0.000% to be repurchased at $507,000
on 04/01/2014, collateralized by
$540,000 U.S. Treasury Notes, 1.375%
due 05/31/2020 (valued at $518,400,
including interest)	507,000	507,000

		24,007,000

TOTAL SHORT-TERM INVESTMENTS (Cost $49,170,780)		$49,171,255

Total Investments (Real Return Bond Trust)
(Cost $179,072,614) - 193.0%		$172,296,148
Other assets and liabilities, net - (93.0%)		(83,039,353)

TOTAL NET ASSETS - 100.0%		$89,256,795

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.1%
Consumer Discretionary - 9.0%
Automobiles - 1.8%
Tesla Motors, Inc. (I)	39,390	$8,210,846
Toyota Motor Corp., ADR	699	78,917

		8,289,763
Household Durables - 0.8%
Harman International Industries, Inc.	23,830	2,535,512
iRobot Corp. (I)(L)	24,600	1,009,830

		3,545,342
Internet & Catalog Retail - 5.8%
Amazon.com, Inc. (I)	46,900	15,782,781
Coupons.com, Inc. (I)	4,100	101,065
Coupons.com, Inc. (I)(R)	34,422	773,444
Ctrip.com International, Ltd., ADR (I)(L)	69,160	3,487,047
Netflix, Inc. (I)	2,950	1,038,489
Rakuten, Inc.	25,800	344,627
The Priceline Group, Inc. (I)	4,245	5,059,573
zulily, Inc., Class A (I)	6,590	330,752

		26,917,778
Media - 0.6%
Twenty-First Century Fox, Inc., Class A	83,300	2,663,101

		41,415,984

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
GrubHub, Inc. (I)(R)	19,603	$185,248
Health Care - 2.2%
Health Care Equipment & Supplies - 1.1%
Intuitive Surgical, Inc. (I)	7,300	3,197,327
Stryker Corp.	21,100	1,719,017

		4,916,344
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A (I)(L)	29,400	784,980
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	31,400	1,755,888
Pharmaceuticals - 0.5%
Hospira, Inc. (I)	55,200	2,387,400

		9,844,612
Industrials - 0.7%
Construction & Engineering - 0.7%
Quanta Services, Inc. (I)	82,400	3,040,560
Information Technology - 80.4%
Communications Equipment - 8.2%
Alcatel-Lucent (I)	328,330	1,293,047
Alcatel-Lucent, ADR	822,490	3,207,711
Aruba Networks, Inc. (I)(L)	274,780	5,152,125
Cisco Systems, Inc.	391,155	8,765,784
F5 Networks, Inc. (I)	25,155	2,682,278
JDS Uniphase Corp. (I)	112,600	1,576,400
Juniper Networks, Inc. (I)	177,430	4,570,597
QUALCOMM, Inc.	134,305	10,591,292

		37,839,234
Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc. (I)	30,655	1,819,681
Hirose Electric Company, Ltd.	3,400	467,443
Ingram Micro, Inc., Class A (I)	16,425	485,523
IPG Photonics Corp. (I)(L)	41,700	2,964,036
Keyence Corp.	1,000	411,967
Murata Manufacturing Company, Ltd.	8,400	793,976
National Instruments Corp.	71,800	2,059,942
Omron Corp.	24,900	1,030,280
RealD, Inc. (I)(L)	217,600	2,430,592
Trimble Navigation, Ltd. (I)	92,000	3,576,040

		16,039,480
Internet Software & Services - 17.5%
Akamai Technologies, Inc. (I)	40,600	2,363,326
Angie’s List, Inc. (I)(L)	60,216	733,431
Autohome, Inc., ADR (I)(L)	950	36,490
Baidu, Inc., ADR (I)	48,450	7,382,811
Cornerstone OnDemand, Inc. (I)	14,430	690,764
Dropbox, Inc. (I)(R)	7,441	142,123
eBay, Inc. (I)	63,020	3,481,225
Equinix, Inc. (I)	19,600	3,622,864
Facebook, Inc., Class A (I)	115,655	6,967,057
Google, Inc., Class A (I)	21,790	24,285,173
LinkedIn Corp., Class A (I)	32,800	6,066,032
NAVER Corp.	1,288	941,104
NetEase.com, Inc., ADR (L)	18,905	1,272,307
RealNetworks, Inc. (I)	53,500	405,530
Renren, Inc., ADR (I)(L)	745	2,436
SINA Corp. (I)(L)	49,300	2,978,213
SouFun Holdings, Ltd., ADR	25,085	1,716,316

182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	66,800	$4,662,651
Twitter, Inc. (I)	125,031	5,700,520
VeriSign, Inc. (I)(L)	47,000	2,533,770
Yahoo!, Inc. (I)	7,310	262,429
Yelp, Inc. (I)	54,195	4,169,221
Youku Tudou, Inc., Class A (I)	10	16

		80,415,809
IT Services - 3.3%
Accenture PLC, Class A	33,600	2,678,592
AtoS	9,790	884,709
Computer Sciences Corp.	30,865	1,877,209
Fiserv, Inc. (I)	23,485	1,331,365
MasterCard, Inc., Class A	31,155	2,327,279
Visa, Inc., Class A	27,075	5,844,410

		14,943,564
Semiconductors & Semiconductor Equipment - 20.3%
Altera Corp.	201,500	7,302,360
Analog Devices, Inc.	5,340	283,768
Applied Materials, Inc.	313,935	6,410,553
ARM Holdings PLC, ADR	76,100	3,878,817
ASML Holding NV, ADR (L)	47,000	4,387,920
Atmel Corp. (I)	369,800	3,091,528
Avago Technologies, Ltd.	129,875	8,365,249
Broadcom Corp., Class A	46,000	1,448,080
First Solar, Inc. (I)	19,100	1,332,989
Infineon Technologies AG	195,276	2,329,683
Intel Corp.	3,205	82,721
Lam Research Corp. (I)	96,015	5,280,825
Marvell Technology Group, Ltd.	55,100	867,825
Maxim Integrated Products, Inc.	74,590	2,470,421
MediaTek, Inc.	320,000	4,736,539
Mellanox Technologies, Ltd. (I)(L)	104,000	4,069,520
Microchip Technology, Inc. (L)	15,220	726,907
Micron Technology, Inc. (I)	221,485	5,240,335
NVIDIA Corp.	64,970	1,163,613
NXP Semiconductor NV (I)	25,860	1,520,827
ON Semiconductor Corp. (I)	556,000	5,226,400
Semtech Corp. (I)	80,500	2,039,870
SK Hynix, Inc. (I)	37,705	1,279,364
STR Holdings, Inc. (I)	195,300	310,527
SunPower Corp. (I)(L)	123,615	3,987,820
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,763,000	6,936,598
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	170,360	3,410,607
Teradyne, Inc. (L)(I)	93,810	1,865,881
Texas Instruments, Inc.	69,215	3,263,487

		93,311,034
Software - 17.3%
Activision Blizzard, Inc.	112,580	2,301,135
Adobe Systems, Inc. (I)	39,245	2,579,966
Aspen Technology, Inc. (I)	96,330	4,080,539
Autodesk, Inc. (I)	111,577	5,487,357
Check Point Software Technologies, Ltd. (I)(L)	50,300	3,401,789
Citrix Systems, Inc. (I)	91,900	5,277,817
FleetMatics Group PLC (I)(L)	20,500	685,725
Intuit, Inc.	35,760	2,779,625
Microsoft Corp.	534,710	21,917,763
Nintendo Company, Ltd.	3,300	394,481
Oracle Corp.	169,410	6,930,563
Red Hat, Inc. (I)	165,600	8,773,488

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Salesforce.com, Inc. (I)	72,300	$4,127,607
ServiceNow, Inc. (I)	138,485	8,298,021
Workday, Inc., Class A (I)	23,790	2,175,120

		79,210,996
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	23,390	12,554,349
Dell, Inc.	458,900	6,309,875
Hewlett-Packard Company	104,005	3,365,602
Lenovo Group, Ltd.	443,000	487,152
NEC Corp.	16,000	49,146
SanDisk Corp.	64,730	5,255,429
Seagate Technology PLC	98,910	5,554,786
Western Digital Corp.	148,660	13,649,961

		47,226,300

		368,986,417
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.3%
China Unicom Hong Kong, Ltd.	910,000	1,198,394
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	31,000	2,342,615

		3,541,009

TOTAL COMMON STOCKS (Cost $350,371,287)		$427,013,830

PREFERRED SECURITIES - 0.5%
Information Technology - 0.5%
Internet Software & Services - 0.4%
Dropbox, Inc., Series A (I)(R)	9,241	176,503
Dropbox, Inc., Series A1 (I)(R)	89,006	1,700,015

		1,876,518
Software - 0.1%
Cloudera, Inc. (I)(R)	21,227	590,705

		2,467,223

TOTAL PREFERRED SECURITIES (Cost $1,198,112)		$2,467,223

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	2,921,487	29,235,316

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,234,895)		$29,235,316

SHORT-TERM INVESTMENTS - 7.0%
Money Market Funds - 3.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$1,552,578	$1,552,578
T.Rowe Price Prime Reserve
Fund, 0.0633% (Y)	14,592,996	14,592,996

		16,145,574

183

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 3.5%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $15,935,000 on 04/01/2014,
collateralized by $16,935,000 U.S. Treasury
Notes, 1.375% due 05/31/2020 (valued at
$16,257,600, including interest)	$15,935,000	$15,935,000

TOTAL SHORT-TERM INVESTMENTS (Cost $32,080,574)		$32,080,574

Total Investments (Science & Technology Trust)
(Cost $412,884,868) - 107.0%		$490,796,943
Other assets and liabilities, net - (7.0%)		(32,038,357)

TOTAL NET ASSETS - 100.0%		$458,758,586

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.0%
U.S. Government - 21.4%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 04/15/2018	$14,440,334	$14,817,868
U.S. Treasury Notes
0.625%, 08/31/2017	5,460,000	5,368,288
0.750%, 06/30/2017 to 03/31/2018	20,910,000	20,631,755
0.875%, 09/15/2016 to 01/31/2018	41,780,000	41,565,271
1.250%, 09/30/2015 to 10/31/2018	5,890,000	5,901,017

		88,284,199
U.S. Government Agency - 71.6%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	21,099,000	21,759,420
5.125%, 04/19/2017 (S)	36,523,000	40,939,434
Federal Farm Credit Bank
0.570%, 08/11/2016	11,330,000	11,314,693
0.900%, 12/26/2017	3,890,000	3,826,943
0.970%, 09/05/2017	5,090,000	5,042,928
1.100%, 06/20/2017	5,340,000	5,317,599
1.240%, 11/13/2018	19,775,000	19,291,244
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	16,555,000	16,366,233
1.130%, 03/27/2018	9,000,000	8,798,184
1.150%, 07/25/2018	9,910,000	9,620,420
2.125%, 06/10/2016	2,365,000	2,443,887
Federal Home Loan Mortgage Corp.
1.030%, 11/28/2017	6,000,000	5,940,696
1.100%, 05/07/2018	9,395,000	9,141,899
1.200%, 03/20/2018	4,415,000	4,358,210
2.222%, 09/01/2042 (P)	1,593,078	1,627,892
2.640%, 01/01/2044 (P)	3,621,907	3,713,912
2.915%, 01/01/2037 (P)	307,324	327,108
4.331%, 09/01/2039 (P)	565,200	601,584
6.500%, 09/01/2039	924,669	1,028,905
7.000%, 04/01/2018 to 04/01/2032	6,383	7,011
12.000%, 07/01/2020	352	367
Federal National Mortgage Association
0.520%, 05/20/2016	12,555,000	12,528,534
0.580%, 04/25/2016	1,865,000	1,863,185
0.625%, 11/14/2016	3,360,000	3,344,809
0.850%, 08/07/2017	4,500,000	4,450,064

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
1.000%, 12/12/2017 to 12/28/2017	$13,630,000	$13,411,583
2.362%, 09/01/2041 (P)	6,297,946	6,536,094
2.413%, 04/01/2042 (P)	4,375,880	4,525,218
2.481%, 02/01/2042 (P)	6,320,234	6,548,360
2.500%, 10/01/2027	7,563,647	7,581,702
5.000%, 04/01/2019 to 03/01/2025	1,084,658	1,159,377
5.500%, 03/01/2035 to 08/01/2040	5,060,905	5,592,822
6.000%, 10/01/2036 to 03/01/2037	1,490,649	1,656,659
6.500%, 06/01/2029 to 01/01/2039	8,110,414	9,036,189
7.000%, 08/01/2025 to 01/01/2029	4,713	5,430
7.500%, 01/01/2031	723	847
8.000%, 11/01/2020 to 01/01/2031	4,405	5,180
11.500%, 09/01/2019	473	505
12.000%, 01/15/2016 to 04/20/2016	5,627	5,902
12.500%, 09/20/2015	453	467
Government National Mortgage Association
3.750%, 10/20/2039 (P)	869,753	921,782
6.000%, 01/20/2039	445,331	495,049
7.500%, 02/15/2022 to 03/15/2027	863	1,002
Tennessee Valley Authority
1.750%, 10/15/2018	6,485,000	6,472,348
4.500%, 04/01/2018	10,349,000	11,520,714
4.875%, 12/15/2016	13,923,000	15,401,288
5.500%, 07/18/2017	9,413,000	10,733,870

		295,267,549

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $384,319,265)		$383,551,748

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.6%
U.S. Government Agency - 5.6%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.304%, 07/25/2022	6,730,515	558,343
Series K017, Class X1 IO,
1.444%, 12/25/2021	5,640,086	481,827
Series K709, Class X1 IO,
1.542%, 03/25/2019	6,697,561	437,565
Series K707, Class X1 IO,
1.555%, 12/25/2018	5,030,991	316,193
Series K706, Class X1 IO,
1.591%, 10/25/2018	6,227,399	393,248
Series K711, Class X1 IO,
1.710%, 07/25/2019	7,916,170	598,352
Series K710, Class X1 IO,
1.782%, 05/25/2019	5,285,325	407,277
Series 4094, Class QA,
3.000%, 11/15/2039	12,805,743	13,115,398
Series 3956, Class DJ,
3.250%, 10/15/2036	4,103,297	4,269,842
Series 3499, Class PA,
4.500%, 08/15/2036	274,284	284,542
Series 3947, Class PA,
4.500%, 01/15/2041	1,064,280	1,144,508
Federal National Mortgage Association,
Series 2003-W14, Class 2A
3.434%, 01/25/2043 (P)	813,254	842,876

184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2012-114, Class IO
1.033%, 01/16/2053	$3,991,497	$349,017

		23,198,988

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $23,379,525)		$23,198,988

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)	1,899	28,002

TOTAL COMMON STOCKS (Cost $14,803)		$28,002

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Federal Home Loan Mortgage Corp., Series Z
(Higher of 3 month LIBOR + 4.160%
or 7.875%) (I)	39,750	437,250
Federal National Mortgage Association,
Series S (Higher of month LIBOR + 4.230%
or 7.750%) (I)	28,575	299,466

		736,716

TOTAL PREFERRED SECURITIES (Cost $1,708,125)		$736,716

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2014 at 0.060% to be
repurchased at $2,054,003 on 04/01/2014,
collateralized by $2,097,100 U.S. Treasury
Bills, 0.000% due 02/05/2015 (valued at
$2,095,089, including interest)	$2,054,000	$2,054,000
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $742,000 on 04/01/2014,
collateralized by $735,000 U.S. Treasury
Notes, 2.625% due 08/15/2020 (valued at
$757,050, including interest)	742,000	742,000

		2,796,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,796,000)		$2,796,000

Total Investments (Short Term Government Income Trust)
(Cost $412,217,718) - 99.5%		$410,311,454
Other assets and liabilities, net - 0.5%		2,242,367

TOTAL NET ASSETS - 100.0%		$412,553,821

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Consumer Discretionary - 13.4%
Auto Components - 1.1%
Tenneco, Inc. (I)	103,440	$6,006,760
Diversified Consumer Services - 0.1%
2u, Inc. (I)	37,400	510,510

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.8%
Bloomin’ Brands, Inc. (I)	306,877	$7,395,736
Buffalo Wild Wings, Inc. (I)	30,796	4,585,524
Panera Bread Company, Class A (I)	38,935	6,870,859
Red Robin Gourmet Burgers, Inc. (I)	32,007	2,294,262

		21,146,381
Household Durables - 2.2%
Standard Pacific Corp. (I)	761,420	6,327,400
Taylor Morrison Home Corp., Class A (I)	242,013	5,687,306

		12,014,706
Internet & Catalog Retail - 1.0%
HSN, Inc.	87,897	5,250,088
Media - 1.6%
DreamWorks Animation
SKG, Inc., Class A (I)(L)	125,234	3,324,963
IMAX Corp. (I)(L)	209,270	5,719,349

		9,044,312
Multiline Retail - 0.4%
Tuesday Morning Corp. (I)	154,665	2,188,510
Specialty Retail - 0.9%
Lumber Liquidators Holdings, Inc. (I)	14,808	1,388,990
Pier 1 Imports, Inc.	201,734	3,808,738

		5,197,728
Textiles, Apparel & Luxury Goods - 2.3%
Samsonite International SA	1,577,700	4,888,057
Skechers U.S.A., Inc., Class A (I)	165,692	6,054,386
Steven Madden, Ltd. (I)	56,882	2,046,614

		12,989,057

		74,348,052
Consumer Staples - 3.4%
Food & Staples Retailing - 0.5%
Sprouts Farmers Market, Inc. (I)	83,500	3,008,505
Food Products - 1.8%
The WhiteWave Foods Company, Class A (I)	341,849	9,756,370
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	79,982	6,374,565

		19,139,440
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Athlon Energy, Inc. (I)	153,352	5,436,328
Diamondback Energy, Inc. (I)	106,352	7,158,553

		12,594,881
Financials - 6.5%
Banks - 1.1%
PacWest Bancorp (L)	143,578	6,175,290
Capital Markets - 3.7%
Financial Engines, Inc.	84,067	4,268,922
HFF, Inc., Class A	101,055	3,396,459
LPL Financial Holdings, Inc.	94,390	4,959,251
Virtus Investment Partners, Inc. (I)	28,620	4,956,125
WisdomTree Investments, Inc. (I)(L)	235,307	3,087,228

		20,667,985
Insurance - 1.0%
Protective Life Corp.	104,947	5,519,163

185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.7%
Kennedy-Wilson Holdings, Inc.	157,700	$3,549,827

		35,912,265
Health Care - 16.7%
Biotechnology - 5.6%
Agios Pharmaceuticals, Inc. (I)	4,500	176,175
Alnylam Pharmaceuticals, Inc. (I)	40,494	2,718,767
Cubist Pharmaceuticals, Inc. (I)	76,551	5,599,706
Exelixis, Inc. (I)(L)	336,111	1,189,833
Hyperion Therapeutics, Inc. (I)(L)	95,420	2,461,836
ImmunoGen, Inc. (I)(L)	158,939	2,372,959
Ironwood Pharmaceuticals, Inc. (I)(L)	158,095	1,947,730
NPS Pharmaceuticals, Inc. (I)	131,477	3,935,107
Portola Pharmaceuticals, Inc. (I)	147,885	3,830,222
Seattle Genetics, Inc. (I)(L)	84,449	3,847,496
TESARO, Inc. (I)	93,833	2,766,197

		30,846,028
Health Care Equipment & Supplies - 3.8%
DexCom, Inc. (I)	166,651	6,892,685
HeartWare International, Inc. (I)	75,201	7,052,350
Insulet Corp. (I)	150,961	7,158,571

		21,103,606
Health Care Providers & Services - 4.0%
Acadia Healthcare Company, Inc. (I)	94,125	4,246,920
Envision Healthcare Holdings, Inc. (I)	225,123	7,615,911
ExamWorks Group, Inc. (I)	133,702	4,680,907
Team Health Holdings, Inc. (I)	124,028	5,550,253

		22,093,991
Life Sciences Tools & Services - 1.4%
Covance, Inc. (I)	76,465	7,944,714
Pharmaceuticals - 1.9%
Pacira Pharmaceuticals, Inc. (I)(L)	40,811	2,856,362
Salix Pharmaceuticals, Ltd. (I)	47,608	4,932,665
The Medicines Company (I)	102,339	2,908,474

		10,697,501

		92,685,840
Industrials - 21.6%
Aerospace & Defense - 3.2%
DigitalGlobe, Inc. (I)	198,441	5,756,773
Moog, Inc., Class A (I)	97,012	6,355,256
Teledyne Technologies, Inc. (I)	59,080	5,750,256

		17,862,285
Airlines - 1.6%
Spirit Airlines, Inc. (I)	146,830	8,721,702
Building Products - 2.2%
Armstrong World Industries, Inc. (I)	124,197	6,613,490
Owens Corning	134,105	5,789,313

		12,402,803
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (I)(L)	121,100	6,635,069
Electrical Equipment - 1.6%
Acuity Brands, Inc.	29,675	3,934,015
Generac Holdings, Inc.	81,378	4,798,861

		8,732,876
Machinery - 1.4%
Altra Holdings, Inc.	220,897	7,886,023

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 2.3%
TrueBlue, Inc. (I)	241,837	$7,076,151
WageWorks, Inc. (I)	99,208	5,566,561

		12,642,712
Road & Rail - 4.4%
Avis Budget Group, Inc. (I)	92,664	4,512,737
Con-way, Inc.	84,892	3,487,363
Landstar System, Inc.	66,317	3,927,293
Old Dominion Freight Line, Inc. (I)	114,938	6,521,582
Swift Transportation Company (I)	232,701	5,759,350

		24,208,325
Trading Companies & Distributors - 3.7%
Applied Industrial Technologies, Inc.	146,571	7,070,585
HD Supply Holdings, Inc. (I)	243,732	6,373,592
WESCO International, Inc. (I)(L)	81,897	6,815,468

		20,259,645

		119,351,440
Information Technology - 33.8%
Communications Equipment - 1.1%
Palo Alto Networks, Inc. (I)	84,423	5,791,418
Electronic Equipment, Instruments & Components - 0.8%
Cognex Corp.	135,100	4,574,486
Internet Software & Services - 12.7%
Angie’s List, Inc. (I)(L)	282,924	3,446,014
Bankrate, Inc. (I)	445,839	7,552,513
Constant Contact, Inc. (I)	254,017	6,213,256
Cornerstone OnDemand, Inc. (I)	92,400	4,423,188
CoStar Group, Inc. (I)	36,563	6,827,775
Dealertrack Technologies, Inc. (I)	160,021	7,871,433
Demandware, Inc. (I)	59,057	3,783,191
Envestnet, Inc. (I)	70,103	2,816,739
Pandora Media, Inc. (I)	57,886	1,755,104
Shutterstock, Inc. (I)(L)	63,671	4,623,151
Web.com Group, Inc. (I)	362,848	12,347,717
Wix.com, Ltd. (I)	118,709	2,726,746
Zillow, Inc., Class A (I)(L)	65,737	5,791,430

		70,178,257
IT Services - 6.5%
Acxiom Corp. (I)	134,089	4,611,991
Global Payments, Inc.	99,302	7,061,365
Heartland Payment Systems, Inc. (L)	125,216	5,190,203
MAXIMUS, Inc.	99,084	4,444,908
Virtusa Corp. (I)	132,714	4,447,246
WEX, Inc. (I)	59,624	5,667,261
WNS Holdings, Ltd., ADR (I)	251,495	4,526,910

		35,949,884
Semiconductors & Semiconductor Equipment - 4.3%
First Solar, Inc. (I)	68,209	4,760,306
Freescale Semiconductor, Ltd. (I)(L)	172,875	4,219,879
GT Advanced Technologies, Inc. (I)(L)	134,047	2,285,501
Lattice Semiconductor Corp. (I)	695,709	5,454,359
Silicon Laboratories, Inc. (I)	60,600	3,166,350
SunEdison, Inc. (I)	210,902	3,973,394

		23,859,789
Software - 8.4%
Cadence Design Systems, Inc. (I)	274,875	4,271,558
Concur Technologies, Inc. (I)(L)	67,293	6,666,718
FleetMatics Group PLC (I)(L)	249,474	8,344,905
PTC, Inc. (I)	155,868	5,522,403

186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Solera Holdings, Inc.	90,123	$5,708,391
Tableau Software, Inc., Class A (I)	53,302	4,055,216
Telogis, Inc. (I)(R)	473,646	743,624
Tyler Technologies, Inc. (I)	47,596	3,982,833
Verint Systems, Inc. (I)	156,239	7,332,296

		46,627,944

		186,981,778
Materials - 0.9%
Paper & Forest Products - 0.9%
KapStone Paper and Packaging Corp. (I)	172,151	4,964,835

TOTAL COMMON STOCKS (Cost $444,765,998)		$545,978,531

PREFERRED SECURITIES - 1.3%
Consumer Discretionary - 0.5%
Mobileye (I)(R)	66,654	2,725,482
Information Technology - 0.8%
Cloudera, Inc. (I)(R)	79,228	2,204,757
DocuSign, Inc. (I)(R)	57,509	755,231
DocuSign, Inc., Series B1 (I)(R)	880	11,557
DocuSign, Inc., Series D (I)(R)	2,110	27,709
Telogis, Inc. (I)(R)	645,027	1,657,719

		4,656,973

TOTAL PREFERRED SECURITIES (Cost $5,694,115)		$7,382,455

SECURITIES LENDING COLLATERAL - 12.2%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	6,738,577	67,432,936

TOTAL SECURITIES LENDING
COLLATERAL (Cost $67,431,996)		$67,432,936
$

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2014 at 0.120% to
be repurchased at $2,600,009 on
04/01/2014, collateralized by $1,103,466
Government National Mortgage Association,
3.500% - 4.500% due 03/20/2042 -
11/20/2043 (valued at $1,164,460 including
interest) and $1,593,100 U.S. Treasury
Notes, 1.750% due 05/15/2023 (values at
$1,487,577 including interest)	$2,600,000	$2,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,600,000)		$2,600,000

Total Investments (Small Cap Growth Trust)
(Cost $520,492,109) - 112.6%		$623,393,922
Other assets and liabilities, net - (12.6%)		(69,744,074)

TOTAL NET ASSETS - 100.0%		$553,649,848

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.5%
Consumer Discretionary - 12.6%
Auto Components - 1.0%
American Axle &
Manufacturing Holdings, Inc. (I)	17,745	$328,637
Cooper Tire & Rubber Company	16,601	403,404
Dana Holding Corp.	38,635	899,036
Dorman Products, Inc. (I)	6,630	391,568
Drew Industries, Inc.	6,119	331,650
Federal-Mogul Holdings Corp. (I)	5,332	99,762
Fox Factory Holding Corp. (I)	2,897	54,753
Fuel Systems Solutions, Inc. (I)	3,895	41,910
Gentherm, Inc. (I)	8,992	312,202
Modine Manufacturing Company (I)	12,820	187,813
Remy International, Inc.	4,098	96,795
Spartan Motors, Inc.	10,683	54,911
Standard Motor Products, Inc.	5,233	187,184
Stoneridge, Inc. (I)	7,744	86,965
Superior Industries International, Inc.	6,383	130,788
Tenneco, Inc. (I)	15,948	926,100

		4,533,478
Automobiles - 0.1%
Winnebago Industries, Inc. (I)	7,515	205,836
Distributors - 0.2%
Core-Mark Holding Company, Inc.	3,107	225,568
Pool Corp.	12,368	758,406
VOXX International Corp. (I)	5,236	71,628
Weyco Group, Inc.	1,757	47,474

		1,103,076
Diversified Consumer Services - 1.0%
American Public Education, Inc. (I)	4,763	167,086
Ascent Capital Group, Inc., Class A (I)	3,922	296,307
Bridgepoint Education, Inc. (I)	4,244	63,193
Bright Horizons Family Solutions, Inc. (I)	2,985	116,743
Capella Education Company	2,947	186,103
Career Education Corp. (I)	15,551	116,010
Carriage Services, Inc.	4,388	80,037
Corinthian Colleges, Inc. (I)(L)	22,498	31,047
Education Management Corp. (I)(L)	6,788	33,058
Grand Canyon Education, Inc. (I)	11,972	559,092
Hillenbrand, Inc.	14,425	466,360
Houghton Mifflin Harcourt Company (I)	4,546	92,420
ITT Educational Services, Inc. (I)(L)	6,213	178,189
K12, Inc. (I)	7,169	162,378
LifeLock, Inc. (I)	15,973	273,298
Lincoln Educational Services Corp.	6,972	26,284
Matthews International Corp., Class A	7,262	296,362
Regis Corp.	12,867	176,278
Sotheby’s	17,894	779,253
Steiner Leisure, Ltd. (I)	3,996	184,815
Strayer Education, Inc. (I)(L)	2,894	134,368
Universal Technical Institute, Inc.	5,836	75,576

		4,494,257
Hotels, Restaurants & Leisure - 2.6%
Biglari Holdings, Inc. (I)	399	194,509
BJ’s Restaurants, Inc. (I)	6,726	220,007
Bloomin’ Brands, Inc. (I)	14,721	354,776
Bob Evans Farms, Inc.	7,033	351,861
Boyd Gaming Corp. (I)	18,607	245,612
Bravo Brio Restaurant Group, Inc. (I)	6,242	88,075
Buffalo Wild Wings, Inc. (I)	4,932	734,375
Caesars Entertainment Corp. (I)(L)	10,744	204,243
Carrols Restaurant Group, Inc. (I)	7,500	53,775

187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	3,538	$323,019
Chuy’s Holdings, Inc. (I)	4,324	186,537
Clubcorp Holdings, Inc.	4,914	92,875
Cracker Barrel Old Country Store, Inc.	5,118	497,674
Del Frisco’s Restaurant Group, Inc. (I)	3,124	87,160
Denny’s Corp. (I)	25,889	166,466
Diamond Resorts International, Inc. (I)	4,818	81,665
DineEquity, Inc.	4,386	342,415
Fiesta Restaurant Group, Inc. (I)	5,514	251,383
Ignite Restaurant Group, Inc. (I)(L)	2,377	33,444
International Speedway Corp., Class A	7,546	256,489
Interval Leisure Group, Inc.	10,624	277,711
Isle of Capri Casinos, Inc. (I)	6,847	52,516
Jack in the Box, Inc. (I)	11,743	692,132
Jamba, Inc. (I)	5,105	61,234
Krispy Kreme Doughnuts, Inc. (I)	17,447	309,335
Life Time Fitness, Inc. (I)(L)	11,435	550,024
Luby’s, Inc. (I)	5,439	33,504
Marriott Vacations Worldwide Corp. (I)	7,541	421,617
Monarch Casino & Resort, Inc. (I)	2,660	49,290
Morgans Hotel Group Company (I)	7,451	59,906
Multimedia Games Holding Company, Inc. (I)	7,711	223,927
Noodles & Company (I)(L)	1,672	65,994
Orient-Express Hotels, Ltd., Class A (I)	25,021	360,553
Papa John’s International, Inc.	8,478	441,789
Pinnacle Entertainment, Inc. (I)	15,259	361,638
Popeyes Louisiana Kitchen, Inc. (I)	6,415	260,706
Red Robin Gourmet Burgers, Inc. (I)	3,774	270,520
Ruby Tuesday, Inc. (I)	16,873	94,658
Ruth’s Hospitality Group, Inc.	9,751	117,890
Scientific Games Corp., Class A (I)	13,012	178,655
Sonic Corp. (I)	15,085	343,787
Speedway Motorsports, Inc.	3,311	62,015
Texas Roadhouse, Inc.	16,632	433,763
The Cheesecake Factory, Inc.	14,014	667,487
The Marcus Corp.	6,086	101,636
Town Sports International Holdings, Inc.	6,726	57,104
Vail Resorts, Inc.	9,511	662,917

		11,978,668
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	3,567	52,970
Beazer Homes USA, Inc. (I)(L)	6,900	138,552
Blyth, Inc. (L)	2,671	28,660
Cavco Industries, Inc. (I)	1,855	145,525
CSS Industries, Inc.	2,309	62,343
Ethan Allen Interiors, Inc. (L)	6,747	171,711
Helen of Troy, Ltd. (I)	8,275	572,878
Hooker Furniture Corp.	3,137	49,125
Hovnanian Enterprises, Inc., Class A (I)(L)	29,668	140,330
iRobot Corp. (I)(L)	7,603	312,103
KB Home (L)	22,303	378,928
La-Z-Boy, Inc.	13,846	375,227
Libbey, Inc. (I)	5,835	151,710
Lifetime Brands, Inc.	3,033	54,169
M/I Homes, Inc. (I)	6,443	144,452
MDC Holdings, Inc.	10,418	294,621
Meritage Homes Corp. (I)	9,630	403,304
NACCO Industries, Inc., Class A	1,461	79,201
Standard Pacific Corp. (I)	39,481	328,087
The Ryland Group, Inc.	12,262	489,622
TRI Pointe Homes, Inc. (I)(L)	4,264	69,205
Universal Electronics, Inc. (I)	4,158	159,626
William Lyon Homes, Class A (I)	3,877	107,044

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
ZAGG, Inc. (I)	8,376	$38,697

		4,748,090
Internet & Catalog Retail - 0.4%
1-800-Flowers.com, Inc., Class A (I)	7,697	43,334
Blue Nile, Inc. (I)	3,440	119,712
FTD Companies, Inc. (I)	4,879	155,201
HSN, Inc.	8,873	529,984
Nutrisystem, Inc.	7,789	117,380
Orbitz Worldwide, Inc. (I)	6,398	50,160
Overstock.com, Inc. (I)(L)	2,990	58,903
PetMed Express, Inc. (L)	5,448	73,058
RetailMeNot, Inc. (I)	2,540	81,280
Shutterfly, Inc. (I)	10,098	430,983
ValueVision Media, Inc., Class A (I)	11,422	55,511
Vitacost.com, Inc. (I)	7,140	50,623

		1,766,129
Leisure Products - 0.5%
Arctic Cat, Inc.	3,633	173,621
Black Diamond, Inc. (I)(L)	6,155	75,276
Brunswick Corp.	23,833	1,079,397
Callaway Golf Company	20,256	207,016
JAKKS Pacific, Inc. (L)	6,181	44,627
LeapFrog Enterprises, Inc. (I)(L)	17,286	129,645
Nautilus, Inc. (I)	8,940	86,092
Smith & Wesson Holding Corp. (I)(L)	15,205	222,297
Sturm Ruger & Company, Inc. (L)	5,116	305,937

		2,323,908
Media - 1.2%
AH Belo Corp., Class A	6,340	73,417
Carmike Cinemas, Inc. (I)	6,329	188,984
Central European Media
Enterprises, Ltd., Class A (I)(L)	21,170	62,240
Cumulus Media, Inc., Class A (I)	23,371	161,494
Dex Media, Inc. (I)(L)	4,737	43,580
Entercom Communications Corp., Class A (I)	7,201	72,514
Entravision Communications Corp., Class A	14,800	99,160
Gray Television, Inc. (I)	13,601	141,042
Harte-Hanks, Inc.	11,585	102,411
Journal Communications, Inc., Class A (I)	12,435	110,174
Live Nation Entertainment, Inc. (I)	37,047	805,772
Loral Space & Communications, Inc. (I)	3,474	245,716
MDC Partners, Inc., Class A	10,200	232,764
Media General, Inc. (I)(L)	5,216	95,818
Meredith Corp.	9,332	433,285
National CineMedia, Inc.	15,336	230,040
Nexstar Broadcasting Group, Inc., Class A	7,767	291,418
ReachLocal, Inc. (I)(L)	3,127	30,801
Rentrak Corp. (I)	2,835	170,894
Saga Communications, Inc., Class A	1,315	65,342
Scholastic Corp.	7,044	242,877
SFX Entertainment, Inc. (I)	4,681	33,001
Sinclair Broadcast Group, Inc., Class A (L)	18,036	488,595
Sizmek, Inc. (I)	6,855	72,869
The EW Scripps Company, Class A (I)	8,537	151,276
The McClatchy Company, Class A (I)(L)	17,156	110,142
The New York Times Company, Class A (L)	34,033	582,645
World Wrestling
Entertainment, Inc., Class A (L)	7,659	221,192

		5,559,463
Multiline Retail - 0.1%
Burlington Stores, Inc. (I)	3,588	105,918

188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Fred’s, Inc., Class A	9,844	$177,290
The Bon-Ton Stores, Inc.	3,589	39,407
Tuesday Morning Corp. (I)	11,480	162,442

		485,057
Specialty Retail - 3.1%
Aeropostale, Inc. (I)	21,213	106,489
America’s Car-Mart, Inc. (I)	2,432	89,303
ANN, Inc. (I)	12,414	514,933
Asbury Automotive Group, Inc. (I)	8,218	454,538
Barnes & Noble, Inc. (I)(L)	10,581	221,143
bebe stores, Inc.	10,606	64,909
Big 5 Sporting Goods Corp.	4,516	72,482
Brown Shoe Company, Inc.	11,342	301,017
Christopher & Banks Corp. (I)	10,612	70,145
Citi Trends, Inc. (I)	4,370	71,187
Conn’s, Inc. (I)(L)	5,887	228,710
Destination Maternity Corp.	3,669	100,531
Destination XL Group, Inc. (I)	11,991	67,629
Express, Inc. (I)	22,595	358,809
Five Below, Inc. (I)(L)	8,720	370,426
Francesca’s Holdings Corp. (I)(L)	11,884	215,576
Genesco, Inc. (I)	6,307	470,313
Group 1 Automotive, Inc.	5,696	373,999
Haverty Furniture Companies, Inc.	5,261	156,252
hhgregg, Inc. (I)(L)	3,519	33,818
Hibbett Sports, Inc. (I)(L)	6,833	361,329
Jos A. Bank Clothiers, Inc. (I)(L)	7,363	473,441
Kirkland’s, Inc. (I)	3,970	73,405
Lithia Motors, Inc., Class A	5,850	388,791
Lumber Liquidators Holdings, Inc. (I)	7,211	676,392
MarineMax, Inc. (I)	6,698	101,743
Mattress Firm Holding Corp. (I)(L)	3,564	170,466
Monro Muffler Brake, Inc.	8,207	466,814
New York & Company, Inc. (I)	7,774	34,128
Office Depot, Inc. (I)	126,975	524,407
Outerwall, Inc. (I)(L)	7,369	534,253
Pacific Sunwear of California, Inc. (I)	13,804	40,998
Penske Automotive Group, Inc.	11,073	473,481
Pier 1 Imports, Inc.	24,944	470,943
RadioShack Corp. (I)(L)	26,872	56,969
Rent-A-Center, Inc.	14,106	375,220
Restoration Hardware Holdings, Inc. (I)	4,613	339,471
Sears Hometown and Outlet Stores, Inc. (I)	2,314	54,726
Select Comfort Corp. (I)	14,911	269,591
Shoe Carnival, Inc.	4,282	98,657
Sonic Automotive, Inc., Class A	10,447	234,849
Stage Stores, Inc.	8,766	214,329
Stein Mart, Inc.	7,586	106,280
The Buckle, Inc. (L)	7,271	333,012
The Cato Corp., Class A	7,341	198,501
The Children’s Place Retail Stores, Inc.	6,099	303,791
The Container Store Group, Inc. (I)(L)	3,490	118,486
The Finish Line, Inc., Class A	13,029	352,956
The Men’s Wearhouse, Inc.	12,429	608,772
The Pep Boys - Manny, Moe & Jack (I)	14,247	181,222
The Wet Seal, Inc., Class A (I)(L)	24,793	32,727
Tile Shop Holdings, Inc. (I)	4,887	75,504
Tilly’s, Inc., Class A (I)	2,705	31,649
Vitamin Shoppe, Inc. (I)	8,064	383,201
West Marine, Inc. (I)	4,708	53,530
Winmark Corp.	651	49,255
Zale Corp. (I)	8,746	182,879

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Zumiez, Inc. (I)	5,638	$136,665

		13,925,042
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Company	3,282	271,257
Crocs, Inc. (I)	23,283	363,215
Culp, Inc.	3,014	59,496
G-III Apparel Group, Ltd. (I)	4,425	316,742
Iconix Brand Group, Inc. (I)	13,487	529,634
Kate Spade & Company (I)	31,499	1,168,298
Movado Group, Inc.	4,761	216,864
Oxford Industries, Inc.	3,538	276,672
Perry Ellis International, Inc. (I)	3,868	53,146
Quiksilver, Inc. (I)	35,009	262,918
RG Barry Corp.	3,065	57,867
Skechers U.S.A., Inc., Class A (I)	10,099	369,017
Steven Madden, Ltd. (I)	15,824	569,348
The Jones Group, Inc.	21,360	319,759
Tumi Holdings, Inc. (I)	12,793	289,506
Unifi, Inc. (I)	3,994	92,142
Vera Bradley, Inc. (I)(L)	5,945	160,456
Vince Holding Corp. (I)	2,661	70,144
Wolverine World Wide, Inc. (L)	26,327	751,636

		6,198,117

		57,321,121
Consumer Staples - 3.6%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,248	106,055
Craft Brew Alliance, Inc. (I)	3,346	51,093
National Beverage Corp. (I)	3,100	60,481
The Boston Beer
Company, Inc., Class A (I)(L)	2,156	527,638

		745,267
Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc.	10,021	677,319
Fairway Group Holdings Corp. (I)(L)	4,297	32,829
Ingles Markets, Inc., Class A	3,805	90,635
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	2,392	104,435
Pricesmart, Inc.	4,965	501,117
Rite Aid Corp. (I)	192,408	1,206,398
Roundy’s, Inc.	7,785	53,561
Spartan Stores, Inc.	9,832	228,201
SUPERVALU, Inc. (I)(L)	54,174	370,550
Susser Holdings Corp. (I)(L)	4,776	298,357
The Andersons, Inc.	7,393	437,961
The Chefs’ Warehouse, Inc. (I)	4,600	98,440
The Pantry, Inc. (I)	6,710	102,931
United Natural Foods, Inc. (I)	12,969	919,761
Village Super Market, Inc., Class A	1,777	46,913
Weis Markets, Inc.	2,881	141,889

		5,311,297
Food Products - 1.6%
Annie’s, Inc. (I)(L)	3,650	146,694
B&G Foods, Inc.	13,933	419,523
Boulder Brands, Inc. (I)	16,067	283,101
Cal-Maine Foods, Inc.	3,999	251,057
Calavo Growers, Inc.	3,264	116,133
Chiquita Brands International, Inc. (I)	12,215	152,077
Darling International, Inc. (I)	40,305	806,906
Diamond Foods, Inc. (I)	5,983	208,986

189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Fresh Del Monte Produce, Inc.	9,801	$270,214
Inventure Foods, Inc. (I)	5,017	70,138
J&J Snack Foods Corp.	3,982	382,153
John B. Sanfilippo & Son, Inc.	2,674	61,555
Lancaster Colony Corp.	4,755	472,742
Limoneira Company (L)	2,996	67,949
Omega Protein Corp. (I)	5,561	67,121
Pilgrim’s Pride Corp. (I)	15,741	329,302
Post Holdings, Inc. (I)	8,606	474,363
Sanderson Farms, Inc.	6,049	474,786
Seaboard Corp. (I)	75	196,609
Seneca Foods Corp., Class A (I)	2,286	71,963
Snyder’s-Lance, Inc.	12,749	359,394
The Hain Celestial Group, Inc. (I)	10,059	920,097
Tootsie Roll Industries, Inc. (L)	5,315	159,131
TreeHouse Foods, Inc. (I)	9,518	685,201

		7,447,195
Household Products - 0.2%
Central Garden & Pet Company, Class A (I)	11,886	98,297
Harbinger Group, Inc. (I)	8,929	109,202
Oil-Dri Corp. of America	1,415	48,874
Orchids Paper Products Company	1,664	50,918
Spectrum Brands Holdings, Inc.	5,574	444,248
WD-40 Company	4,048	314,003

		1,065,542
Personal Products - 0.2%
Elizabeth Arden, Inc. (I)	6,857	202,350
Inter Parfums, Inc.	4,204	152,227
Lifevantage Corp. (I)(L)	30,965	40,564
Medifast, Inc. (I)	3,929	114,295
Nature’s Sunshine Products, Inc. (L)	3,398	46,824
Nutraceutical International Corp. (I)	2,830	73,552
Revlon, Inc., Class A (I)	3,049	77,902
Star Scientific, Inc. (I)(L)	47,703	37,433
Synutra International, Inc. (I)	5,333	35,678
The Female Health Company (L)	7,167	55,616
USANA Health Sciences, Inc. (I)(L)	1,602	120,695

		957,136
Tobacco - 0.2%
Alliance One International, Inc. (I)	23,929	69,873
Universal Corp. (L)	6,071	339,308
Vector Group, Ltd. (L)	16,687	359,438

		768,619

		16,295,056
Energy - 5.5%
Energy Equipment & Services - 1.8%
Basic Energy Services, Inc. (I)	8,082	221,528
Bolt Technology Corp.	3,136	61,999
Bristow Group, Inc.	9,325	704,224
C&J Energy Services, Inc. (I)(L)	11,911	347,325
Cal Dive International, Inc. (I)(L)	27,183	46,211
CARBO Ceramics, Inc. (L)	5,176	714,236
Dawson Geophysical Company	2,474	69,297
Era Group, Inc. (I)	5,446	159,622
Exterran Holdings, Inc.	15,109	662,983
Forum Energy Technologies, Inc. (I)	10,181	315,407
Geospace Technologies Corp. (I)	3,455	228,617
Gulf Island Fabrication, Inc.	3,920	84,711
Gulfmark Offshore, Inc., Class A	6,941	311,929
Helix Energy Solutions Group, Inc. (I)	27,812	639,120

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Hercules Offshore, Inc. (I)	42,815	$196,521
Hornbeck Offshore Services, Inc. (I)	9,365	391,551
ION Geophysical Corp. (I)	35,389	148,988
Key Energy Services, Inc. (I)	40,497	374,192
Matrix Service Company (I)	7,018	237,068
Mitcham Industries, Inc. (I)	3,583	49,947
Natural Gas Services Group, Inc. (I)	3,469	104,556
Newpark Resources, Inc. (I)	22,328	255,656
Nuverra Environmental Solutions, Inc. (I)(L)	3,706	75,195
Parker Drilling Company (I)	31,679	224,604
PHI, Inc. (I)	3,457	152,938
Pioneer Energy Services Corp. (I)	16,502	213,701
RigNet, Inc. (I)	3,197	172,095
SEACOR Holdings, Inc. (I)	5,202	449,557
Tesco Corp. (I)	8,085	149,573
TETRA Technologies, Inc. (I)	20,818	266,470
TGC Industries, Inc. (I)	5,272	31,368
Vantage Drilling Company (I)	56,473	96,569
Willbros Group, Inc. (I)	10,843	136,839

		8,294,597
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (I)	24,027	95,147
Alon USA Energy, Inc. (L)	6,223	92,972
Alpha Natural Resources, Inc. (I)(L)	59,059	251,001
Apco Oil and Gas International, Inc. (I)	2,964	42,830
Approach Resources, Inc. (I)(L)	9,251	193,438
Arch Coal, Inc. (L)	56,698	273,284
Athlon Energy, Inc. (I)	4,791	169,841
Bill Barrett Corp. (I)(L)	12,851	328,986
Bonanza Creek Energy, Inc. (I)	7,710	342,324
BPZ Resources, Inc. (I)(L)	34,580	109,964
Callon Petroleum Company (I)	10,977	91,877
Carrizo Oil & Gas, Inc. (I)	11,482	613,828
Clayton Williams Energy, Inc. (I)	1,566	176,974
Clean Energy Fuels Corp. (I)(L)	18,525	165,614
Cloud Peak Energy, Inc. (I)	16,127	340,925
Comstock Resources, Inc.	12,685	289,852
Contango Oil & Gas Company (I)	3,974	189,719
Delek US Holdings, Inc.	9,760	283,430
Diamondback Energy, Inc. (I)	5,114	344,223
Emerald Oil, Inc. (I)(L)	15,401	103,495
Endeavour International Corp. (I)(L)	12,617	41,005
Energy XXI Bermuda, Ltd.	19,156	451,507
Enlink Midstream LLC	12,668	429,952
EPL Oil & Gas, Inc. (I)	8,003	308,916
Equal Energy, Ltd.	11,544	52,872
Evolution Petroleum Corp.	5,421	69,009
EXCO Resources, Inc. (L)	42,684	239,030
Forest Oil Corp. (I)	31,642	60,436
Frontline, Ltd. (I)(L)	14,900	58,557
FX Energy, Inc. (I)(L)	14,708	49,125
GasLog, Ltd.	7,032	163,775
Gastar Exploration, Inc. (I)	15,010	82,105
Goodrich Petroleum Corp. (I)(L)	8,356	132,192
Green Plains Renewable Energy, Inc.	6,800	203,728
Gulf Coast Ultra Deep Royalty Trust (I)	30,948	94,391
Halcon Resources Corp. (I)(L)	61,795	267,572
Jones Energy, Inc., Class A (I)	3,692	55,897
Knightsbridge Tankers, Ltd. (L)	9,157	124,077
Kodiak Oil & Gas Corp. (I)	69,875	848,283
Magnum Hunter Resources Corp. (I)(L)	45,834	389,589
Matador Resources Company (I)	15,252	373,521
Midstates Petroleum Company, Inc. (I)(L)	9,093	48,738

190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Miller Energy Resources, Inc. (I)(L)	8,077	$47,493
Nordic American Tankers, Ltd. (L)	18,468	181,725
Northern Oil and Gas, Inc. (I)(L)	17,094	249,914
Panhandle Oil and Gas, Inc., Class A	2,207	96,247
PDC Energy, Inc. (I)	9,352	582,256
Penn Virginia Corp. (I)(L)	14,839	259,534
Petroquest Energy, Inc. (I)	15,188	86,572
Quicksilver Resources, Inc. (I)(L)	34,611	91,027
Renewable Energy Group, Inc. (I)(L)	5,848	70,059
Rentech, Inc. (I)	59,993	113,987
Resolute Energy Corp. (I)(L)	17,848	128,506
REX American Resources Corp. (I)	1,605	91,565
Rex Energy Corp. (I)	12,058	225,605
Rosetta Resources, Inc. (I)	16,042	747,236
Sanchez Energy Corp. (I)(L)	10,014	296,715
Scorpio Tankers, Inc.	49,023	488,759
SemGroup Corp., Class A	11,094	728,654
Ship Finance International, Ltd. (L)	13,788	247,770
Solazyme, Inc. (I)(L)	12,571	145,949
Stone Energy Corp. (I)	13,176	552,997
Swift Energy Company (I)(L)	11,755	126,484
Synergy Resources Corp. (I)	13,721	147,501
Targa Resources Corp.	8,548	848,474
Teekay Tankers, Ltd., Class A (L)	17,379	61,522
Triangle Petroleum Corp. (I)(L)	18,140	149,474
Ur-Energy, Inc. (I)(L)	38,559	59,766
Uranium Energy Corp. (I)(L)	23,804	31,421
VAALCO Energy, Inc. (I)	15,561	133,047
W&T Offshore, Inc.	9,102	157,556
Warren Resources, Inc. (I)	21,996	105,581
Western Refining, Inc. (L)	14,321	552,791
Westmoreland Coal Company (I)	3,863	115,040

		16,965,228

		25,259,825
Financials - 22.3%
Banks - 7.0%
1st Source Corp.	4,262	136,768
1st United Bancorp, Inc.	8,994	68,894
American National Bankshares, Inc.	2,439	57,365
Ameris Bancorp (I)	6,662	155,225
Ames National Corp.	2,332	51,397
Arrow Financial Corp. (L)	4,445	117,526
BancFirst Corp.	2,028	114,846
Banco Latinoamericano de
Comercio Exterior SA	7,799	205,972
BancorpSouth, Inc.	24,746	617,660
Bank of Kentucky Financial Corp.	2,502	93,925
Bank of Marin Bancorp, Class A	1,653	74,418
Bank of the Ozarks, Inc.	8,049	547,815
Banner Corp.	5,234	215,693
BBCN Bancorp, Inc.	21,319	365,408
BNC Bancorp	3,862	66,928
Boston Private Financial Holdings, Inc.	21,221	287,120
Bridge Bancorp, Inc.	4,404	117,631
Bridge Capital Holdings (I)	3,761	89,361
Bryn Mawr Bank Corp.	4,343	124,774
C&F Financial Corp.	977	32,378
Camden National Corp.	2,645	108,974
Capital Bank Financial Corp., Class A (I)	6,364	159,800
Capital City Bank Group, Inc.	3,599	47,795
Cardinal Financial Corp.	8,778	156,512
Cathay General Bancorp	20,836	524,859

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Centerstate Banks, Inc.	8,517	$93,006
Central Pacific Financial Corp.	5,833	117,827
Chemical Financial Corp.	8,064	261,677
Citizens & Northern Corp.	3,384	66,699
City Holding Company (L)	4,449	199,582
CNB Financial Corp.	3,646	64,461
CoBiz Financial, Inc.	9,845	113,414
Columbia Banking System, Inc.	13,776	392,892
Community Bank Systems, Inc.	10,448	407,681
Community Trust Bancorp, Inc.	4,019	166,708
CU Bancorp (I)	3,819	70,270
Customers Bancorp, Inc. (I)	5,891	122,945
CVB Financial Corp.	24,354	387,229
Eagle Bancorp, Inc. (I)	6,086	219,705
Enterprise Financial Services Corp.	5,739	115,182
Farmers Capital Bank Corp. (I)	2,453	55,094
Fidelity Southern Corp. (L)	4,729	66,064
Financial Institutions, Inc.	4,207	96,845
First Bancorp North Carolina	4,380	83,220
First BanCorp Puerto Rico (I)	18,764	102,076
First Bancorp, Inc.	2,683	43,733
First Busey Corp.	22,563	130,865
First Commonwealth Financial Corp.	26,412	238,764
First Community Bancshares, Inc.	5,779	94,544
First Connecticut Bancorp, Inc.	6,359	99,582
First Financial Bancorp	15,891	285,720
First Financial Bankshares, Inc. (L)	8,199	506,616
First Financial Corp.	3,127	105,317
First Financial Holdings, Inc.	6,460	404,525
First Interstate Bancsystem, Inc.	5,243	147,957
First Merchants Corp.	9,631	208,415
First Midwest Bancorp, Inc.	19,941	340,592
First Security Group, Inc. (I)	18,724	38,946
FirstMerit Corp.	43,152	898,856
Flushing Financial Corp.	8,430	177,620
FNB Corp.	39,031	523,015
German American Bancorp, Inc.	3,276	94,644
Glacier Bancorp, Inc.	18,891	549,161
Great Southern Bancorp, Inc.	2,861	85,916
Hancock Holding Company	22,189	813,227
Hanmi Financial Corp.	8,891	207,160
Heartland Financial USA, Inc.	4,540	122,535
Heritage Commerce Corp.	6,006	48,408
Heritage Financial Corp.	6,389	108,102
Home BancShares, Inc.	11,939	410,940
Home Federal Bancorp, Inc.	4,346	67,624
HomeTrust Bancshares, Inc. (I)	7,108	112,164
Horizon Bancorp	3,392	75,574
Hudson Valley Holding Corp.	4,601	87,649
Iberiabank Corp.	7,805	547,521
Independent Bank Corp.	6,157	242,401
International Bancshares Corp.	14,124	354,230
Investors Bancorp, Inc.	11,952	330,353
Lakeland Bancorp, Inc.	8,196	92,205
Lakeland Financial Corp.	4,763	191,568
Macatawa Bank Corp.	7,978	40,209
MainSource Financial Group, Inc.	5,559	95,059
MB Financial, Inc.	14,508	449,168
Mercantile Bank Corp.	2,662	54,890
Metro Bancorp, Inc. (I)	4,244	89,718
National Bank Holdings Corp.	12,975	260,408
National Bankshares, Inc.	1,829	66,777
National Penn Bancshares, Inc.	30,893	322,832

191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
NBT Bancorp, Inc.	11,559	$282,733
NewBridge Bancorp (I)	8,740	62,404
Northrim BanCorp, Inc.	2,101	53,975
OFG Bancorp (L)	12,248	210,543
Old National Bancorp	26,779	399,275
OmniAmerican Bancorp, Inc.	3,186	72,609
Pacific Continental Corp.	5,245	72,171
Pacific Premier Bancorp, Inc. (I)	5,708	92,127
PacWest Bancorp (L)	10,124	435,433
Park National Corp. (L)	3,070	236,052
Park Sterling Corp.	11,135	74,048
Penns Woods Bancorp, Inc.	1,723	84,048
Peoples Bancorp, Inc.	4,018	99,365
Pinnacle Financial Partners, Inc.	9,344	350,307
Preferred Bank (I)	3,559	92,392
PrivateBancorp, Inc.	17,134	522,758
Prosperity Bancshares, Inc.	15,490	1,024,664
Renasant Corp.	8,186	237,803
Republic Bancorp, Inc., Class A	2,872	64,907
S&T Bancorp, Inc.	7,680	182,016
Sandy Spring Bancorp, Inc.	6,998	174,810
Seacoast Banking Corp. of Florida (I)	4,936	54,296
Sierra Bancorp	3,853	61,340
Simmons First National Corp., Class A	4,615	172,001
Southside Bancshares, Inc.	4,993	156,680
Southwest Bancorp, Inc.	5,631	99,443
State Bank Financial Corp.	9,391	166,127
Sterling Bancorp	22,217	281,267
Sterling Financial Corp.	8,905	296,804
Suffolk Bancorp (I)	3,451	76,957
Sun Bancorp, Inc. (I)	10,789	36,251
Susquehanna Bancshares, Inc.	48,902	556,994
SY Bancorp, Inc.	3,532	111,752
Taylor Capital Group, Inc. (I)	4,954	118,500
Texas Capital Bancshares, Inc. (I)	10,665	692,585
The Bancorp, Inc. (I)	9,101	171,190
The First of Long Island Corp.	2,743	111,393
Tompkins Financial Corp.	4,054	198,484
TowneBank (L)	7,122	110,462
Trico Bancshares	4,378	113,522
Trustmark Corp.	17,578	445,602
UMB Financial Corp.	9,259	599,057
Umpqua Holdings Corp. (L)	29,537	550,570
Union First Market Bankshares Corp.	11,292	287,043
United Bankshares, Inc.	16,982	519,989
United Community Banks, Inc. (I)	11,747	228,009
Univest Corp. of Pennsylvania	5,960	122,299
ViewPoint Financial Group, Inc.	10,878	313,830
Washington Banking Company	5,514	98,039
Washington Trust Bancorp, Inc.	3,644	136,541
Webster Financial Corp.	23,524	730,655
WesBanco, Inc.	6,284	200,020
West Bancorp, Inc.	3,996	60,699
WestAmerica Bancorp. (L)	7,177	388,132
Western Alliance Bancorp (I)	19,637	483,070
Wilshire Bancorp, Inc.	16,692	185,281
Wintrust Financial Corp.	9,712	472,586
Yadkin Financial Corp. (I)	3,552	76,048

		32,215,089
Capital Markets - 2.5%
Apollo Investment Corp.	59,045	490,664
Arlington Asset Investment Corp., Class A (L)	4,495	119,028

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
BlackRock Kelso Capital Corp.	19,506	$178,870
Calamos Asset Management, Inc., Class A	5,569	72,007
Capital Southwest Corp.	3,176	110,271
Cohen & Steers, Inc. (L)	5,066	201,880
Cowen Group, Inc., Class A (I)	26,132	115,242
Diamond Hill Investment Group, Inc.	779	102,392
Evercore Partners, Inc., Class A	8,407	464,487
FBR & Company (I)	2,785	71,937
Fidus Investment Corp. (L)	4,460	86,123
Fifth Street Finance Corp.	36,476	345,063
Financial Engines, Inc.	12,969	658,566
FXCM, Inc., Class A	9,816	144,982
GAMCO Investors, Inc., Class A	1,667	129,443
GFI Group, Inc.	19,170	68,054
Gladstone Capital Corp.	7,373	74,320
Gladstone Investment Corp.	8,993	74,372
Golub Capital BDC, Inc.	10,230	182,503
Greenhill & Company, Inc. (L)	7,513	390,526
GSV Capital Corp. (I)(L)	5,661	57,403
Hercules Technology Growth Capital, Inc. (L)	16,078	226,217
HFF, Inc., Class A	8,819	296,407
ICG Group, Inc. (I)	10,337	211,082
INTL. FCStone, Inc. (I)(L)	3,793	71,346
Investment Technology Group, Inc. (I)	10,245	206,949
Janus Capital Group, Inc.	39,436	428,669
KCAP Financial, Inc. (L)	7,442	64,448
KCG Holdings, Inc., Class A (I)	19,118	228,078
Ladenburg Thalmann
Financial Services, Inc. (I)	27,478	82,984
Main Street Capital Corp.	10,505	345,194
Manning & Napier, Inc.	4,637	77,762
MCG Capital Corp.	19,178	72,685
Medallion Financial Corp.	6,071	80,198
Medley Capital Corp. (L)	10,915	148,553
MVC Capital, Inc.	7,292	98,807
New Mountain Finance Corp.	11,321	164,721
Oppenheimer Holdings, Inc., Class A	3,412	95,707
PennantPark Floating Rate Capital, Ltd. (L)	4,062	56,137
PennantPark Investment Corp.	17,556	193,994
Piper Jaffray Companies (I)	4,461	204,314
Prospect Capital Corp.	72,400	781,920
Safeguard Scientifics, Inc. (I)	5,654	125,406
Solar Capital, Ltd.	12,229	266,348
Solar Senior Capital, Ltd.	4,130	70,664
Stellus Capital Investment Corp. (L)	4,493	64,609
Stifel Financial Corp. (I)	16,878	839,849
SWS Group, Inc. (I)	9,907	74,104
TCP Capital Corp.	8,608	142,462
THL Credit, Inc.	9,660	133,308
TICC Capital Corp.	14,250	139,365
Triangle Capital Corp.	7,355	190,421
Virtus Investment Partners, Inc. (I)	1,805	312,572
Walter Investment Management Corp. (I)(L)	9,876	294,601
Westwood Holdings Group, Inc.	2,130	133,530
WisdomTree Investments, Inc. (I)(L)	26,592	348,887

		11,630,718
Consumer Finance - 0.7%
Cash America International, Inc. (L)	7,645	296,014
Consumer Portfolio Services, Inc. (I)	5,852	40,028
Credit Acceptance Corp. (I)	1,836	260,987
DFC Global Corp. (I)	10,938	96,583
Encore Capital Group, Inc. (I)(L)	6,659	304,316
Ezcorp, Inc., Class A (I)	14,088	152,010

192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
First Cash Financial Services, Inc. (I)	7,804	$393,790
Green Dot Corp., Class A (I)	6,810	132,999
Nelnet, Inc., Class A	6,130	250,717
Nicholas Financial, Inc.	3,690	58,044
Portfolio Recovery Associates, Inc. (I)	13,400	775,324
Regional Management Corp. (I)	1,631	40,220
Springleaf Holdings, Inc. (I)(L)	5,853	147,203
World Acceptance Corp. (I)(L)	2,335	175,312

		3,123,547
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	3,217	34,776
MarketAxess Holdings, Inc.	9,980	591,016
Marlin Business Services Corp.	2,293	47,717
NewStar Financial, Inc. (I)	6,493	89,993
PHH Corp. (I)	15,073	389,486
PICO Holdings, Inc. (I)	6,068	157,707

		1,310,695
Insurance - 2.3%
Ambac Financial Group, Inc. (I)	12,128	376,332
American Equity Investment Life
Holding Company	16,958	400,548
AMERISAFE, Inc.	5,133	225,390
Amtrust Financial Services, Inc. (L)	8,159	306,860
Argo Group International Holdings, Ltd.	7,138	327,634
Baldwin & Lyons, Inc., Class B	3,216	84,549
Citizens, Inc. (I)	9,777	72,350
CNO Financial Group, Inc.	58,470	1,058,307
Crawford & Company, Class B	7,283	79,458
eHealth, Inc. (I)	4,971	252,527
Employers Holdings, Inc.	8,236	166,614
Enstar Group, Ltd. (I)	2,411	328,643
FBL Financial Group, Inc., Class A	2,665	115,448
First American Financial Corp.	28,271	750,595
Global Indemnity PLC (I)	2,528	66,588
Greenlight Capital Re, Ltd., Class A (I)	7,613	249,706
HCI Group, Inc. (L)	2,508	91,291
Hilltop Holdings, Inc. (I)	16,650	396,104
Horace Mann Educators Corp.	10,488	304,152
Infinity Property & Casualty Corp.	3,261	220,541
Kansas City Life Insurance Company	1,498	72,204
Maiden Holdings, Ltd.	13,628	170,077
Meadowbrook Insurance Group, Inc.	14,442	84,197
Montpelier Re Holdings, Ltd.	11,322	336,943
National Interstate Corp.	1,931	51,770
National Western Life Insurance
Company, Class A	640	156,480
OneBeacon Insurance Group, Ltd., Class A	7,401	114,419
Platinum Underwriters Holdings, Ltd.	7,381	443,598
Primerica, Inc.	14,949	704,247
RLI Corp.	11,258	498,054
Safety Insurance Group, Inc.	3,476	187,183
Selective Insurance Group, Inc.	14,975	349,217
State Auto Financial Corp.	4,084	87,030
Stewart Information Services Corp.	5,798	203,684
Symetra Financial Corp.	21,378	423,712
The Navigators Group, Inc. (I)	2,793	171,462
The Phoenix Companies, Inc. (I)	1,689	87,406
Third Point Reinsurance, Ltd. (I)	6,713	106,401
Tower Group International, Ltd. (L)	14,872	40,154
United Fire Group, Inc.	5,711	173,329
Universal Insurance Holdings, Inc.	7,351	93,358

		10,428,562

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 7.6%
Acadia Realty Trust	14,890	$392,798
AG Mortgage Investment Trust, Inc.	7,929	138,837
Agree Realty Corp.	3,893	118,386
Alexander’s, Inc.	551	198,905
Altisource Residential Corp., Class B	14,312	451,687
American Assets Trust, Inc.	8,922	301,028
American Capital Mortgage Investment Corp.	14,332	269,012
American Realty Capital Properties, Inc.	123,379	1,729,774
American Residential Properties, Inc. (I)(L)	4,135	74,347
AmREIT, Inc.,	6,649	110,174
Anworth Mortgage Asset Corp.	38,474	190,831
Apollo Commercial Real Estate Finance, Inc.	9,527	158,434
Apollo Residential Mortgage, Inc.	8,432	136,851
Ares Commercial Real Estate Corp.	6,398	85,797
Armada Hoffler Properties, Inc.	6,899	69,266
ARMOUR Residential REIT, Inc.	99,298	409,108
Ashford Hospitality Prime, Inc.	4,632	70,036
Ashford Hospitality Trust, Inc.	16,479	185,718
Associated Estates Realty Corp.	15,563	263,637
Aviv REIT, Inc.	3,250	79,463
Campus Crest Communities, Inc.	17,650	153,202
Capstead Mortgage Corp.	25,015	316,690
Cedar Realty Trust, Inc.	21,562	131,744
Chambers Street Properties	62,973	489,300
Chatham Lodging Trust	7,442	150,477
Chesapeake Lodging Trust	13,309	342,441
Colony Financial, Inc.	17,130	376,004
CoreSite Realty Corp.	5,486	170,066
Cousins Properties, Inc.	44,548	510,966
CubeSmart	35,397	607,413
CyrusOne, Inc.	5,366	111,774
CYS Investments, Inc.	46,447	383,652
DCT Industrial Trust, Inc.	76,276	601,055
DiamondRock Hospitality Company	51,768	608,274
DuPont Fabros Technology, Inc.	16,499	397,131
Dynex Capital, Inc.	15,420	138,009
EastGroup Properties, Inc.	8,024	504,790
Education Realty Trust, Inc.	31,116	307,115
Empire State Realty Trust, Inc., Class A	19,762	298,604
EPR Properties	13,516	721,619
Equity One, Inc.	15,744	351,721
Excel Trust, Inc.	13,483	170,964
FelCor Lodging Trust, Inc.	33,129	299,486
First Industrial Realty Trust, Inc.	28,696	554,407
First Potomac Realty Trust	15,704	202,896
Franklin Street Properties Corp.	24,573	309,620
Getty Realty Corp.	7,225	136,480
Gladstone Commercial Corp.	5,612	97,312
Glimcher Realty Trust	38,904	390,207
Government Properties Income Trust	14,603	367,996
Gramercy Property Trust, Inc.	17,155	88,520
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	4,863	69,784
Healthcare Realty Trust, Inc.	25,546	616,936
Hersha Hospitality Trust	55,085	321,146
Highwoods Properties, Inc.	23,348	896,797
Hudson Pacific Properties, Inc.	11,750	271,073
Inland Real Estate Corp.	22,716	239,654
Invesco Mortgage Capital, Inc.	35,448	583,829
Investors Real Estate Trust	27,128	243,609
iStar Financial, Inc. (I)	22,682	334,786
Kite Realty Group Trust	30,540	183,240
LaSalle Hotel Properties	27,555	862,747

193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Lexington Realty Trust	47,618	$519,512
LTC Properties, Inc.	9,485	356,921
Medical Properties Trust, Inc.	42,847	548,013
Monmouth Real Estate
Investment Corp., Class A	13,528	129,057
National Health Investments, Inc.	6,635	401,152
New Residential Investment Corp.	67,330	435,625
New York Mortgage Trust, Inc.	18,365	142,880
NorthStar Realty Finance Corp.	74,282	1,198,911
One Liberty Properties, Inc.	3,732	79,566
Parkway Properties, Inc.	15,746	287,365
Pebblebrook Hotel Trust	16,457	555,753
Pennsylvania Real Estate Investment Trust	18,348	331,181
PennyMac Mortgage Investment Trust	18,472	441,481
Physicians Realty Trust	5,801	80,750
Potlatch Corp.	10,929	422,843
PS Business Parks, Inc.	4,891	408,985
QTS Realty Trust, Inc., Class A	3,362	84,353
RAIT Financial Trust	20,490	173,960
Ramco-Gershenson Properties Trust	15,965	260,230
Redwood Trust, Inc.	21,854	443,199
Resource Capital Corp.	33,982	189,280
Retail Opportunity Investments Corp.	19,335	288,865
Rexford Industrial Realty, Inc.	6,008	85,193
RLJ Lodging Trust	32,568	870,868
Rouse Properties, Inc.	6,120	105,509
Ryman Hospitality Properties	11,673	496,336
Sabra Health Care REIT, Inc.	10,088	281,354
Saul Centers, Inc.	2,285	108,218
Select Income REIT	5,848	177,019
Silver Bay Realty Trust Corp.	3,182	49,385
Sovran Self Storage, Inc.	8,322	611,251
STAG Industrial, Inc.	11,211	270,185
Strategic Hotels & Resorts, Inc. (I)	48,638	495,621
Summit Hotel Properties, Inc.	21,246	197,163
Sun Communities, Inc.	9,658	435,479
Sunstone Hotel Investors, Inc.	45,684	627,241
Terreno Realty Corp.	6,714	126,962
The Geo Group, Inc.	18,642	601,018
Universal Health Realty Income Trust	3,281	138,589
Urstadt Biddle Properties, Inc., Class A	7,135	147,409
Washington Real Estate Investment Trust	17,784	424,682
Western Asset Mortgage Capital Corp.	7,277	113,812
Whitestone REIT	7,159	103,376
Winthrop Realty Trust	9,099	105,457

		34,699,634
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	11,522	490,376
AV Homes, Inc. (I)	3,129	56,604
Consolidated-Tomoka Land Company	1,269	51,115
Forestar Group, Inc. (I)	9,279	165,166
Kennedy-Wilson Holdings, Inc.	16,202	364,707
RE/MAX Holdings, Inc., Class A	3,062	88,277
Tejon Ranch Company (I)	3,861	130,618

		1,346,863
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	23,314	322,199
Banc of California, Inc.	5,799	71,154
Bank Mutual Corp.	14,254	90,370
BankFinancial Corp.	5,182	51,716
Beneficial Mutual Bancorp, Inc. (I)	9,322	122,957
Berkshire Hills Bancorp, Inc.	6,882	178,106

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
BofI Holding, Inc. (I)	3,166	$271,485
Brookline Bancorp, Inc.	20,692	194,919
Capitol Federal Financial, Inc.	38,758	486,413
Charter Financial Corp.	7,478	80,837
Dime Community Bancshares, Inc.	8,783	149,135
Doral Financial Corp. (I)	2,049	17,785
ESB Financial Corp.	3,609	47,170
Essent Group, Ltd. (I)(L)	5,085	114,209
EverBank Financial Corp.	20,883	412,022
Federal Agricultural Mortgage Corp., Class C	2,960	98,420
First Defiance Financial Corp.	2,788	75,611
Flagstar Bancorp, Inc. (I)	5,593	124,276
Fox Chase Bancorp, Inc.	3,780	63,693
Franklin Financial Corp. (I)	3,649	71,374
Hingham Institution for Savings	622	48,827
Home Bancorp, Inc. (I)	2,232	46,850
Home Loan Servicing Solutions, Ltd. (L)	18,721	404,374
HomeStreet, Inc.	3,553	69,461
Kearny Financial Corp. (I)	4,582	67,722
Meta Financial Group, Inc.	2,012	90,238
MGIC Investment Corp. (I)	85,932	732,141
Northfield Bancorp, Inc.	16,042	206,300
Northwest Bancshares, Inc.	24,475	357,335
OceanFirst Financial Corp.	4,199	74,280
Oritani Financial Corp.	13,014	205,751
PennyMac Financial Services, Inc. (I)	4,000	66,560
Provident Financial Holdings, Inc.	2,842	43,824
Provident Financial Services, Inc.	15,842	291,018
Radian Group, Inc.	45,804	688,434
Rockville Financial, Inc.	7,986	108,530
Territorial Bancorp, Inc.	4,013	86,681
Tree.com, Inc. (I)	1,932	59,969
TrustCo Bank Corp.	25,482	179,393
United Financial Bancorp, Inc.	5,655	103,995
Walker & Dunlop, Inc. (I)	4,623	75,586
WSFS Financial Corp.	2,237	159,789

		7,210,909

		101,966,017
Health Care - 12.9%
Biotechnology - 4.3%
ACADIA Pharmaceuticals, Inc. (I)(L)	18,499	450,081
Acceleron Pharma, Inc. (I)(L)	1,818	62,721
Achillion Pharmaceuticals, Inc. (I)(L)	25,825	84,964
Acorda Therapeutics, Inc. (I)	10,890	412,840
Aegerion Pharmaceuticals, Inc. (I)	7,681	354,248
Agios Pharmaceuticals, Inc. (I)	1,959	76,695
Alnylam Pharmaceuticals, Inc. (I)	15,327	1,029,055
AMAG Pharmaceuticals, Inc. (I)	5,762	111,495
Anacor Pharmaceuticals, Inc. (I)	6,900	138,069
Arena Pharmaceuticals, Inc. (I)(L)	58,180	366,534
Arqule, Inc. (I)	19,569	40,116
Array BioPharma, Inc. (I)	32,589	153,168
AVEO Pharmaceuticals, Inc. (I)	16,789	25,100
BioTime, Inc. (I)(L)	11,108	36,545
Bluebird Bio, Inc. (I)	2,020	45,935
Cell Therapeutics, Inc. (I)(L)	34,554	117,484
Celldex Therapeutics, Inc. (I)(L)	23,265	411,093
Cepheid, Inc. (I)(L)	17,723	914,152
Chelsea Therapeutics International, Ltd. (I)(L)	21,039	116,135
ChemoCentryx, Inc. (I)	6,838	45,336
Chimerix, Inc. (I)	2,442	55,775
Clovis Oncology, Inc. (I)	4,627	320,512

194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Curis, Inc. (I)(L)	23,855	$67,271
Cytokinetics, Inc. (I)	7,729	73,426
Cytori Therapeutics, Inc. (I)(L)	18,649	50,352
Dendreon Corp. (I)(L)	42,898	128,265
Durata Therapeutics, Inc. (I)(L)	4,434	59,682
Dyax Corp. (I)	32,469	291,572
Dynavax Technologies Corp. (I)(L)	70,096	126,173
Emergent Biosolutions, Inc. (I)	7,256	183,359
Enanta Pharmaceuticals, Inc. (I)(L)	890	35,591
Epizyme, Inc. (I)(L)	1,462	33,290
Exact Sciences Corp. (I)(L)	18,923	268,139
Exelixis, Inc. (I)(L)	50,710	179,513
Foundation Medicine, Inc. (I)(L)	1,756	56,842
Galena Biopharma, Inc. (I)(L)	27,796	69,490
Genomic Health, Inc. (I)(L)	4,619	121,664
Geron Corp. (I)(L)	35,139	73,089
Halozyme Therapeutics, Inc. (I)	23,600	299,720
Hyperion Therapeutics, Inc. (I)(L)	2,425	62,565
Idenix Pharmaceuticals, Inc. (I)(L)	27,301	164,625
ImmunoGen, Inc. (I)(L)	22,738	339,478
Immunomedics, Inc. (I)(L)	20,430	86,010
Infinity Pharmaceuticals, Inc. (I)	12,939	153,845
Insmed, Inc. (I)	9,361	178,233
Insys Therapeutics, Inc. (I)(L)	2,066	85,574
Intercept Pharmaceuticals, Inc. (I)	1,892	623,963
InterMune, Inc. (I)(L)	23,474	785,675
Intrexon Corp. (I)(L)	3,145	82,682
Ironwood Pharmaceuticals, Inc. (I)	25,129	309,589
Isis Pharmaceuticals, Inc. (I)(L)	29,606	1,279,275
Karyopharm Therapeutics, Inc. (I)(L)	2,002	61,842
Keryx Biopharmaceuticals, Inc. (I)(L)	23,170	394,817
Kythera Biopharmaceuticals, Inc. (I)(L)	3,170	126,039
Lexicon Pharmaceuticals, Inc. (I)(L)	60,733	105,068
Ligand Pharmaceuticals, Inc. (I)(L)	4,757	319,956
MacroGenics, Inc. (I)	1,378	38,350
MannKind Corp. (I)(L)	39,121	157,266
Merrimack Pharmaceuticals, Inc. (I)(L)	26,569	133,908
MiMedx Group, Inc. (I)(L)	23,043	141,254
Momenta Pharmaceuticals, Inc. (I)	12,711	148,083
Nanosphere, Inc. (I)	16,300	35,045
Navidea Biopharmaceuticals, Inc. (I)	34,452	63,736
Neurocrine Biosciences, Inc. (I)	17,565	282,797
NewLink Genetics Corp. (I)(L)	4,595	130,498
Novavax, Inc. (I)(L)	49,553	224,475
NPS Pharmaceuticals, Inc. (I)	26,487	792,756
OncoGenex Pharmaceuticals, Inc. (I)(L)	4,229	49,733
OncoMed Pharmaceuticals, Inc. (I)(L)	1,141	38,395
Ophthotech Corp. (I)(L)	2,225	79,522
OPKO Health, Inc. (I)(L)	50,274	468,554
Orexigen Therapeutics, Inc. (I)(L)	26,451	171,932
Osiris Therapeutics, Inc. (I)(L)	4,421	58,048
OvaScience, Inc. (I)	2,901	25,935
PDL BioPharma, Inc. (L)	36,974	307,254
Peregrine Pharmaceuticals, Inc. (I)(L)	44,154	83,893
Portola Pharmaceuticals, Inc. (I)	2,978	77,130
Progenics Pharmaceuticals, Inc. (I)	17,134	70,078
Prothena Corp. PLC (I)(L)	3,788	145,118
PTC Therapeutics, Inc. (I)(L)	2,834	74,081
Puma Biotechnology, Inc. (I)	5,848	609,011
Raptor Pharmaceutical Corp. (I)(L)	16,053	160,530
Receptos, Inc. (I)	1,882	78,931
Repligen Corp. (I)	8,506	109,387
Rigel Pharmaceuticals, Inc. (I)	23,620	91,646

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Sangamo Biosciences, Inc. (I)	16,282	$294,379
Sarepta Therapeutics, Inc. (I)(L)	9,885	237,537
SIGA Technologies, Inc. (I)(L)	11,746	36,413
Spectrum Pharmaceuticals, Inc. (I)(L)	17,308	135,695
Stemline Therapeutics, Inc. (I)(L)	2,557	52,061
Sunesis Pharmaceuticals, Inc. (I)	9,483	62,683
Synageva BioPharma Corp. (I)	5,108	423,811
Synergy Pharmaceuticals, Inc. (I)(L)	21,902	116,300
Synta Pharmaceuticals Corp. (I)(L)	13,602	58,625
Targacept, Inc. (I)	7,949	37,758
TESARO, Inc. (I)	3,499	103,151
Tetraphase Pharmaceuticals, Inc. (I)	3,933	42,830
Threshold Pharmaceuticals, Inc. (I)	13,573	64,607
Trius Therapeutics, Inc. (I)(L)	10,401	1,040
Vanda Pharmaceuticals, Inc. (I)	9,085	147,631
Verastem, Inc. (I)(L)	5,206	56,173
Vical, Inc. (I)(L)	24,218	31,241
XOMA Corp. (I)	20,192	105,200
ZIOPHARM Oncology, Inc. (I)(L)	21,680	99,294

		19,598,502
Health Care Equipment & Supplies - 3.4%
Abaxis, Inc. (I)(L)	5,945	231,142
ABIOMED, Inc. (I)(L)	10,270	267,431
Accuray, Inc. (I)(L)	20,274	194,630
Align Technology, Inc. (I)	19,234	996,129
Analogic Corp.	3,237	265,790
AngioDynamics, Inc. (I)	6,734	106,061
Anika Therapeutics, Inc. (I)	3,334	137,027
Antares Pharma, Inc. (I)(L)	31,607	110,625
ArthroCare Corp. (I)	7,466	359,787
AtriCure, Inc. (I)	5,868	110,377
Atrion Corp.	385	117,864
Cantel Medical Corp.	8,762	295,455
Cardiovascular Systems, Inc. (I)	6,231	198,083
Cerus Corp. (I)(L)	18,291	87,797
CONMED Corp.	7,395	321,313
CryoLife, Inc.	8,499	84,650
Cutera, Inc. (I)	4,482	50,154
Cyberonics, Inc. (I)	7,343	479,131
Cynosure, Inc., Class A (I)	5,305	155,437
Derma Sciences, Inc. (I)	5,127	65,010
DexCom, Inc. (I)	18,693	773,142
Endologix, Inc. (I)	16,785	216,023
Exactech, Inc. (I)	2,905	65,537
GenMark Diagnostics, Inc. (I)	9,886	98,267
Globus Medical, Inc., Class A (I)	14,494	385,395
Greatbatch, Inc. (I)	6,344	291,316
Haemonetics Corp. (I)	13,499	439,932
HeartWare International, Inc. (I)	4,386	411,319
ICU Medical, Inc. (I)	3,448	206,466
Insulet Corp. (I)	14,260	676,209
Integra LifeSciences Holdings Corp. (I)	5,318	244,575
Invacare Corp.	8,446	161,065
Masimo Corp. (I)	12,876	351,644
Meridian Bioscience, Inc.	11,017	240,060
Merit Medical Systems, Inc. (I)	11,615	166,095
Natus Medical, Inc. (I)	8,252	212,902
Neogen Corp. (I)	9,501	427,070
NuVasive, Inc. (I)	11,708	449,704
NxStage Medical, Inc. (I)	15,912	202,719
OraSure Technologies, Inc. (I)	15,327	122,156
Orthofix International NV (I)	5,432	163,775
PhotoMedex, Inc. (I)(L)	4,557	72,137

195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Quidel Corp. (I)(L)	7,555	$206,252
Rockwell Medical Technologies, Inc. (I)(L)	10,601	134,209
RTI Surgical, Inc. (I)	15,845	64,648
Spectranetics Corp. (I)	10,633	322,286
Staar Surgical Company (I)	10,001	188,019
STERIS Corp.	15,363	733,583
SurModics, Inc. (I)	4,368	98,717
Symmetry Medical, Inc. (I)	10,974	110,398
Tandem Diabetes Care, Inc. (I)	2,252	49,747
TearLab Corp. (I)(L)	8,073	54,573
Thoratec Corp. (I)	15,211	544,706
Tornier NV (I)	7,059	149,792
Unilife Corp. (I)(L)	25,620	104,273
Utah Medical Products, Inc.	826	47,768
Vascular Solutions, Inc. (I)	4,495	117,724
Volcano Corp. (I)(L)	14,662	288,988
West Pharmaceutical Services, Inc.	18,107	797,613
Wright Medical Group, Inc. (I)	10,876	337,917
Zeltiq Aesthetics, Inc. (I)	4,894	95,971

		15,458,585
Health Care Providers & Services - 2.5%
Acadia Healthcare Company, Inc. (I)	9,295	419,390
Accretive Health, Inc. (I)(L)	15,490	123,920
Addus HomeCare Corp. (I)	1,625	37,456
Air Methods Corp. (I)(L)	10,260	548,192
Alliance HealthCare Services, Inc. (I)	1,534	51,435
Almost Family, Inc. (I)	2,451	56,618
Amedisys, Inc. (I)	8,439	125,657
AMN Healthcare Services, Inc. (I)	12,487	171,571
Amsurg Corp. (I)	8,454	398,014
Bio-Reference Labs, Inc. (I)(L)	6,589	182,384
BioScrip, Inc. (I)	15,395	107,457
Capital Senior Living Corp. (I)	7,756	201,578
Centene Corp. (I)	14,281	888,992
Chemed Corp. (L)	4,557	407,624
Chindex International, Inc. (I)	3,596	68,612
Corvel Corp. (I)	3,106	154,555
Cross Country Healthcare, Inc. (I)	7,963	64,261
Emeritus Corp. (I)	10,758	338,232
ExamWorks Group, Inc. (I)	8,088	283,161
Five Star Quality Care, Inc. (I)	11,464	55,715
Gentiva Health Services, Inc. (I)	8,529	77,784
Hanger, Inc. (I)	9,267	312,113
HealthSouth Corp.	22,670	814,533
Healthways, Inc. (I)(L)	9,362	160,465
IPC The Hospitalist Company, Inc. (I)	4,448	218,308
Kindred Healthcare, Inc.	14,225	333,150
Landauer, Inc.	2,597	117,722
LHC Group, Inc. (I)	3,412	75,269
Magellan Health Services, Inc. (I)	6,996	415,213
Molina Healthcare, Inc. (I)	7,334	275,465
MWI Veterinary Supply, Inc. (I)	3,357	522,416
National Healthcare Corp.	2,551	142,269
Owens & Minor, Inc. (L)	16,444	576,033
PharMerica Corp. (I)	7,912	221,378
Select Medical Holdings Corp.	12,718	158,339
Skilled Healthcare Group, Inc., Class A (I)	6,188	32,611
Surgical Care Affiliates, Inc. (I)	2,547	78,320
Team Health Holdings, Inc. (I)	18,071	808,677
The Ensign Group, Inc.	5,180	226,055
The Providence Service Corp. (I)	2,846	80,485
Triple-S Management Corp., Class B (I)	6,626	106,944
Universal American Corp.	10,042	70,997

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
US Physical Therapy, Inc.	3,484	$120,442
WellCare Health Plans, Inc. (I)	11,351	721,016

		11,350,828
Health Care Technology - 0.9%
athenahealth, Inc. (I)(L)	9,651	1,546,476
Computer Programs & Systems, Inc.	3,049	196,965
HealthStream, Inc. (I)	5,335	142,445
HMS Holdings Corp. (I)	23,414	446,037
MedAssets, Inc. (I)	16,327	403,440
Medidata Solutions, Inc. (I)	14,002	760,869
Merge Healthcare, Inc. (I)	19,761	48,217
Omnicell, Inc. (I)	9,079	259,841
Quality Systems, Inc.	10,855	183,232
Vocera Communications, Inc. (I)	5,960	97,327

		4,084,849
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	3,166	69,050
Affymetrix, Inc. (I)(L)	19,256	137,295
Albany Molecular Research, Inc. (I)(L)	6,239	115,983
Cambrex Corp. (I)	7,934	149,715
Fluidigm Corp. (I)	6,768	298,266
Furiex Pharmaceuticals, Inc. (I)	1,854	161,298
Luminex Corp. (I)	10,302	186,569
NeoGenomics, Inc. (I)	10,391	36,057
Pacific Biosciences of California, Inc. (I)(L)	13,731	73,461
PAREXEL International Corp. (I)	14,944	808,321
Sequenom, Inc. (I)(L)	31,221	76,491

		2,112,506
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (I)(L)	6,659	79,975
Aerie Pharmaceuticals, Inc. (I)	1,970	41,744
Akorn, Inc. (I)	15,349	337,678
Alimera Sciences, Inc. (I)(L)	4,763	37,580
Ampio Pharmaceuticals, Inc. (I)(L)	8,373	53,169
Aratana Therapeutics, Inc. (I)	1,902	35,301
Auxilium Pharmaceuticals, Inc. (I)(L)	13,098	356,004
AVANIR Pharmaceuticals, Inc., Class A (I)	38,521	141,372
BioDelivery Sciences International, Inc. (I)(L)	8,327	70,280
Cempra, Inc. (I)(L)	5,750	66,413
ContraVir Pharmaceuticals, Inc. (I)(L)	2,159	4,858
Corcept Therapeutics, Inc. (I)(L)	16,291	71,029
Depomed, Inc. (I)	15,260	221,270
Endocyte, Inc. (I)(L)	8,127	193,504
Forest Laboratories, Inc. (I)	3,580	0
Hi-Tech Pharmacal Company, Inc. (I)	3,038	131,637
Horizon Pharma, Inc. (I)(L)	13,992	211,559
Impax Laboratories, Inc. (I)	18,139	479,232
Lannett Company, Inc. (I)	4,862	173,671
Nektar Therapeutics (I)	32,451	393,306
Omeros Corp. (I)(L)	8,231	99,348
Pacira Pharmaceuticals, Inc. (I)(L)	7,286	509,947
Pozen, Inc. (I)	8,400	67,200
Prestige Brands Holdings, Inc. (I)	13,652	372,017
Questcor Pharmaceuticals, Inc. (L)	13,630	884,996
Relypsa, Inc. (I)	1,515	45,162
Repros Therapeutics, Inc. (I)	6,305	111,851
Sagent Pharmaceuticals, Inc. (I)	5,113	119,491
Sciclone Pharmaceuticals, Inc. (I)	15,510	70,571
Supernus Pharmaceuticals, Inc. (I)(L)	4,770	42,644
The Medicines Company (I)	16,698	474,557
TherapeuticsMD, Inc. (I)	22,873	144,329

196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Vivus, Inc. (I)(L)	27,001	$160,386
XenoPort, Inc. (I)	14,643	75,704
Zogenix, Inc. (I)(L)	25,329	72,061

		6,349,846

		58,955,116
Industrials - 14.0%
Aerospace & Defense - 1.7%
AAR Corp.	10,644	276,212
Aerovironment, Inc. (I)	5,275	212,319
American Science & Engineering, Inc.	2,280	153,148
Astronics Corp. (I)	4,050	256,811
Cubic Corp.	5,315	271,437
Curtiss-Wright Corp.	12,301	781,606
DigitalGlobe, Inc. (I)	19,772	573,586
Ducommun, Inc. (I)	3,030	75,932
Engility Holdings, Inc. (I)	4,544	204,707
Esterline Technologies Corp. (I)	8,213	875,013
GenCorp, Inc. (I)(L)	16,109	294,311
HEICO Corp. (L)	17,590	1,058,214
Kratos Defense & Security Solutions, Inc. (I)	12,729	95,977
LMI Aerospace, Inc. (I)(L)	3,244	45,740
Moog, Inc., Class A (I)	11,239	736,267
National Presto Industries, Inc. (L)	1,472	114,875
Orbital Sciences Corp. (I)	15,961	445,312
Sparton Corp. (I)	3,095	90,622
Taser International, Inc. (I)	13,613	248,982
Teledyne Technologies, Inc. (I)	9,771	951,011
The KEYW Holding Corp. (I)(L)	9,072	169,737

		7,931,819
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (I)	14,346	112,616
Atlas Air Worldwide Holdings, Inc. (I)	6,861	241,987
Echo Global Logistics, Inc. (I)	5,333	97,701
Forward Air Corp.	8,046	371,001
Hub Group, Inc., Class A (I)	9,791	391,542
Pacer International, Inc. (I)	9,663	86,580
Park-Ohio Holdings Corp. (I)	2,402	134,872
UTi Worldwide, Inc.	24,137	255,611
XPO Logistics, Inc. (I)(L)	7,945	233,662

		1,925,572
Airlines - 0.5%
Allegiant Travel Company	3,907	437,311
Hawaiian Holdings, Inc. (I)(L)	14,217	198,469
JetBlue Airways Corp. (I)(L)	60,609	526,692
Republic Airways Holdings, Inc. (I)	13,606	124,359
SkyWest, Inc.	13,964	178,181
Spirit Airlines, Inc. (I)	15,728	934,243

		2,399,255
Building Products - 0.8%
AAON, Inc.	7,375	205,541
American Woodmark Corp. (I)	2,908	97,883
Apogee Enterprises, Inc.	7,758	257,798
Builders FirstSource, Inc. (I)	12,226	111,379
Gibraltar Industries, Inc. (I)	8,355	157,659
Griffon Corp.	12,272	146,528
Insteel Industries, Inc.	4,847	95,340
NCI Building Systems, Inc. (I)	5,466	95,436
Nortek, Inc. (I)	2,394	196,811
Patrick Industries, Inc. (I)	1,990	88,217
PGT, Inc. (I)	9,442	108,677

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Ply Gem Holdings, Inc. (I)	4,452	$56,229
Quanex Building Products Corp.	9,898	204,691
Simpson Manufacturing Company, Inc.	10,731	379,126
Trex Company, Inc. (I)	4,577	334,853
Universal Forest Products, Inc.	5,258	290,978
USG Corp. (I)(L)	20,393	667,259

		3,494,405
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	14,400	413,856
ACCO Brands Corp. (I)	30,467	187,677
ARC Document Solutions, Inc. (I)	11,351	84,451
Casella Waste Systems, Inc., Class A (I)	10,778	55,076
Ceco Environmental Corp. (L)	5,433	90,133
Cenveo, Inc. (I)(L)	17,110	52,014
Courier Corp.	3,683	56,718
Deluxe Corp.	13,270	696,277
EnerNOC, Inc. (I)	6,983	155,581
Ennis, Inc.	6,925	114,747
G&K Services, Inc., Class A	5,100	311,967
Healthcare Services Group, Inc.	18,134	526,974
Heritage-Crystal Clean, Inc. (I)	3,277	59,412
Herman Miller, Inc.	15,484	497,501
HNI Corp.	12,058	440,840
InnerWorkings, Inc. (I)	12,008	91,981
Interface, Inc.	15,842	325,553
Kimball International, Inc., Class B	9,017	163,298
Knoll, Inc.	12,932	235,233
McGrath RentCorp.	6,351	222,031
Mobile Mini, Inc.	10,068	436,548
MSA Safety, Inc.	7,526	428,982
Multi-Color Corp.	3,395	118,825
Performant Financial Corp. (I)	6,208	56,182
Quad/Graphics, Inc.	6,696	157,021
Schawk, Inc.	3,219	64,348
SP Plus Corp. (I)	4,532	119,056
Steelcase, Inc., Class A	22,265	369,822
Team, Inc. (I)	5,531	237,059
Tetra Tech, Inc. (I)	17,073	505,190
The Brink’s Company	12,582	359,216
UniFirst Corp.	3,773	414,804
United Stationers, Inc.	10,541	432,919
US Ecology, Inc.	5,043	187,196
Viad Corp.	5,516	132,605
West Corp.	5,696	136,305

		8,937,398
Construction & Engineering - 0.9%
Aegion Corp. (I)	10,658	269,754
Argan, Inc.	4,077	121,209
Comfort Systems USA, Inc.	10,105	154,000
Dycom Industries, Inc. (I)	8,878	280,634
EMCOR Group, Inc.	17,746	830,335
Furmanite Corp. (I)	10,788	105,938
Granite Construction, Inc.	10,516	419,904
Great Lakes Dredge & Dock Corp. (I)	16,792	153,311
Layne Christensen Company (I)(L)	6,087	110,723
MasTec, Inc. (I)	15,797	686,222
MYR Group, Inc. (I)	5,945	150,527
Northwest Pipe Company (I)	2,827	102,224
Orion Marine Group, Inc. (I)	7,728	97,141
Pike Corp. (I)	7,038	75,729
Primoris Services Corp.	9,606	287,988
Sterling Construction Company, Inc. (I)	5,338	46,280

197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Tutor Perini Corp. (I)	9,909	$284,091

		4,176,010
Electrical Equipment - 1.5%
Acuity Brands, Inc.	11,292	1,496,980
AZZ, Inc.	6,709	299,758
Brady Corp., Class A	12,281	333,429
Capstone Turbine Corp. (I)(L)	83,247	177,316
Encore Wire Corp.	5,477	265,689
EnerSys, Inc.	12,503	866,333
Enphase Energy, Inc. (I)(L)	4,980	36,653
Franklin Electric Company, Inc.	12,415	527,886
FuelCell Energy, Inc. (I)(L)	49,128	121,837
Generac Holdings, Inc.	13,433	792,144
General Cable Corp.	12,967	332,085
Global Power Equipment Group, Inc.	5,107	101,578
GrafTech International, Ltd. (I)(L)	30,876	337,166
LSI Industries, Inc.	7,088	58,051
Polypore International, Inc. (I)(L)	12,379	423,486
Powell Industries, Inc.	2,456	159,149
PowerSecure International, Inc. (I)	6,076	142,421
Preformed Line Products Company	757	51,892
Thermon Group Holdings, Inc. (I)	7,332	169,956
Vicor Corp. (I)	5,020	51,204

		6,745,013
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	9,614	314,859
Machinery - 3.2%
Accuride Corp. (I)(L)	12,258	54,303
Actuant Corp., Class A	19,102	652,333
Alamo Group, Inc.	1,922	104,422
Albany International Corp., Class A	7,277	258,625
Altra Holdings, Inc.	7,285	260,075
American Railcar Industries, Inc. (L)	2,427	169,963
Astec Industries, Inc.	5,409	237,509
Barnes Group, Inc.	14,058	540,811
Blount International, Inc. (I)	13,340	158,746
Briggs & Stratton Corp. (L)	12,855	286,024
Chart Industries, Inc. (I)(L)	7,977	634,570
CIRCOR International, Inc.	4,637	340,031
CLARCOR, Inc.	12,936	741,880
Columbus McKinnon Corp. (I)	5,221	139,871
Commercial Vehicle Group, Inc. (I)	8,181	74,611
Douglas Dynamics, Inc.	6,125	106,698
Dynamic Materials Corp.	3,687	70,200
Energy Recovery, Inc. (I)(L)	13,239	70,431
EnPro Industries, Inc. (I)	5,549	403,246
ESCO Technologies, Inc.	7,137	251,151
Federal Signal Corp. (I)	16,557	246,699
FreightCar America, Inc.	3,344	77,715
Global Brass & Copper Holdings, Inc.	2,473	38,999
Graham Corp.	2,956	94,149
Greenbrier Companies, Inc. (I)	6,416	292,570
Hardinge, Inc.	3,713	53,467
Hurco Companies, Inc.	1,840	49,091
Hyster-Yale Materials Handling, Inc.	2,710	264,225
John Bean Technologies Corp.	7,625	235,613
Kadant, Inc.	3,198	116,631
LB Foster Company, Class A	3,061	143,408
Lindsay Corp. (L)	3,385	298,489
Lydall, Inc. (I)	4,705	107,603
Manitex International, Inc. (I)	3,721	60,652
Meritor, Inc. (I)	25,935	317,704

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Middleby Corp. (I)	4,915	$1,298,592
Miller Industries, Inc.	3,157	61,656
Mueller Industries, Inc.	14,612	438,214
Mueller Water Products, Inc., Class A	41,990	398,905
NN, Inc.	5,081	100,096
PMFG, Inc. (I)(L)	6,070	36,238
Proto Labs, Inc. (I)	4,463	302,011
RBC Bearings, Inc. (I)	6,107	389,016
Rexnord Corp. (I)	7,993	231,637
Standex International Corp.	3,475	186,191
Sun Hydraulics Corp.	5,790	250,765
Tecumseh Products Company, Class A (I)	5,251	36,232
Tennant Company	4,787	314,123
The ExOne Company (I)(L)	1,772	63,491
The Gorman-Rupp Company	5,192	165,054
Titan International, Inc. (L)	14,246	270,532
TriMas Corp. (I)	11,925	395,910
Twin Disc, Inc.	2,658	70,012
Wabash National Corp. (I)	18,268	251,368
Watts Water Technologies, Inc., Class A	7,420	435,480
Woodward, Inc.	18,037	749,077
Xerium Technologies, Inc. (I)	3,457	55,485

		14,452,600
Marine - 0.1%
International Shipholding Corp.	1,811	53,316
Matson, Inc.	11,369	280,701

		334,017
Professional Services - 1.3%
Acacia Research Corp. (L)	13,318	203,499
Barrett Business Services, Inc.	1,863	110,979
CBIZ, Inc. (I)	10,725	98,241
CDI Corp.	3,798	65,136
CRA International, Inc. (I)	2,933	64,438
Exponent, Inc.	3,530	264,962
Franklin Covey Company (I)	2,607	51,540
FTI Consulting, Inc. (I)	10,704	356,871
GP Strategies Corp. (I)	4,125	112,324
Heidrick & Struggles International, Inc.	4,932	98,985
Huron Consulting Group, Inc. (I)	6,157	390,231
ICF International, Inc. (I)	5,394	214,735
Insperity, Inc.	5,934	183,835
Kelly Services, Inc., Class A	7,097	168,412
Kforce, Inc.	7,612	162,288
Korn/Ferry International (I)	12,719	378,645
Mistras Group, Inc. (I)	4,264	97,091
Navigant Consulting, Inc. (I)	13,489	251,705
Odyssey Marine Exploration, Inc. (I)(L)	25,521	58,443
On Assignment, Inc. (I)	12,194	470,566
Pendrell Corp. (I)	43,962	80,450
Resources Connection, Inc.	11,353	159,964
RPX Corp. (I)	8,668	141,115
The Advisory Board Company (I)	9,375	602,344
The Corporate Executive Board Company	8,870	658,420
TrueBlue, Inc. (I)	10,746	314,428
VSE Corp.	1,215	64,031
WageWorks, Inc. (I)	6,512	365,388

		6,189,066
Road & Rail - 0.6%
Arkansas Best Corp.	6,767	250,041
Celadon Group, Inc.	5,860	140,874
Heartland Express, Inc. (L)	12,121	275,025

198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Knight Transportation, Inc.	15,375	$355,624
Marten Transport, Ltd.	6,791	146,142
Quality Distribution, Inc. (I)	6,216	80,746
Roadrunner Transportation Systems, Inc. (I)	4,914	124,029
Saia, Inc. (I)	6,676	255,090
Swift Transportation Company (I)	22,074	546,332
Universal Truckload Services, Inc.	1,495	43,206
Werner Enterprises, Inc.	11,696	298,365
YRC Worldwide, Inc. (I)(L)	2,921	65,723

		2,581,197
Trading Companies & Distributors - 0.9%
Aceto Corp.	7,390	148,465
Aircastle, Ltd.	17,630	341,669
Applied Industrial Technologies, Inc.	10,941	527,794
Beacon Roofing Supply, Inc. (I)	13,042	504,204
CAI International, Inc. (I)	4,773	117,750
DXP Enterprises, Inc. (I)	2,513	238,559
H&E Equipment Services, Inc. (I)	7,935	320,971
Houston Wire & Cable Company	5,864	76,994
Kaman Corp.	7,381	300,259
Rush Enterprises, Inc., Class A (I)(L)	9,323	302,811
Stock Building Supply Holdings, Inc. (I)	2,445	49,682
TAL International Group, Inc. (I)(L)	8,860	379,828
Textainer Group Holdings, Ltd. (L)	5,402	206,735
Titan Machinery, Inc. (I)(L)	4,562	71,487
Watsco, Inc.	6,617	661,104

		4,248,312
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	10,771	237,070

		63,966,593
Information Technology - 17.2%
Communications Equipment - 1.7%
ADTRAN, Inc.	15,639	381,748
Alliance Fiber Optic Products, Inc. (L)	3,262	47,201
ARRIS Group, Inc. (I)	30,687	864,760
Aruba Networks, Inc. (I)	30,139	565,106
Aviat Networks, Inc. (I)	16,681	26,523
Bel Fuse, Inc., Class B	2,908	63,685
Black Box Corp.	4,410	107,339
CalAmp Corp. (I)	9,211	256,711
Calix, Inc. (I)	10,494	88,464
Ciena Corp. (I)(L)	26,993	613,821
Comtech Telecommunications Corp.	4,457	142,000
Digi International, Inc. (I)	7,126	72,329
Emulex Corp. (I)	21,682	160,230
Extreme Networks, Inc. (I)	24,610	142,738
Finisar Corp. (I)	24,647	653,392
Harmonic, Inc. (I)	27,373	195,443
Infinera Corp. (I)	31,044	281,880
InterDigital, Inc. (L)	10,971	363,250
Ixia (I)	15,242	190,525
KVH Industries, Inc. (I)	4,886	64,300
NETGEAR, Inc. (I)	10,206	344,248
Numerex Corp., Class A (I)	3,797	41,501
Oplink Communications, Inc. (I)	5,512	98,996
Parkervision, Inc. (I)(L)	23,969	115,051
PC-Tel, Inc.	6,155	53,733
Plantronics, Inc.	11,346	504,330
Procera Networks, Inc. (I)(L)	5,857	60,854
Ruckus Wireless, Inc. (I)	11,757	142,965
ShoreTel, Inc. (I)	16,142	138,821

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Sonus Networks, Inc. (I)	57,023	$192,168
Tessco Technologies, Inc.	1,617	60,411
Ubiquiti Networks, Inc. (I)	3,322	151,051
ViaSat, Inc. (I)	10,459	722,089
Westell Technologies, Inc., Class A (I)	14,423	53,221

		7,960,884
Electronic Equipment, Instruments & Components - 2.7%
Aeroflex Holding Corp. (I)	5,810	48,281
Agilysys, Inc. (I)	4,075	54,605
Anixter International, Inc.	7,005	711,148
Audience, Inc. (I)	2,804	35,050
Badger Meter, Inc.	3,859	212,631
Belden, Inc.	11,520	801,792
Benchmark Electronics, Inc. (I)	14,308	324,076
Checkpoint Systems, Inc. (I)	10,759	144,386
Cognex Corp. (I)	22,774	771,128
Coherent, Inc. (I)	6,407	418,697
CTS Corp.	9,058	189,131
Daktronics, Inc.	10,151	146,073
DTS, Inc. (I)	4,884	96,508
Electro Rent Corp.	5,287	92,998
Electro Scientific Industries, Inc.	7,707	75,914
Fabrinet (I)	7,667	159,244
FARO Technologies, Inc. (I)	4,572	242,316
FEI Company	10,929	1,125,906
GSI Group, Inc. (I)	8,116	105,995
II-VI, Inc. (I)	13,867	213,968
Insight Enterprises, Inc. (I)	11,564	290,372
InvenSense, Inc. (I)(L)	15,163	358,908
Itron, Inc. (I)	10,542	374,663
KEMET Corp. (I)	12,622	73,334
Littelfuse, Inc.	5,797	542,831
Maxwell Technologies, Inc. (I)	8,058	104,109
Measurement Specialties, Inc. (I)	4,146	281,306
Mercury Systems, Inc. (I)	9,387	124,002
Mesa Laboratories, Inc.	946	85,377
Methode Electronics, Inc.	9,708	297,647
MTS Systems Corp.	4,143	283,754
Neonode, Inc. (I)(L)	8,109	46,140
Newport Corp. (I)	10,330	213,624
OSI Systems, Inc. (I)	5,318	318,335
Park Electrochemical Corp.	5,342	159,566
PC Connection, Inc.	2,484	50,475
Plexus Corp. (I)	9,035	362,032
RealD, Inc. (I)	10,870	121,418
Rofin-Sinar Technologies, Inc. (I)	7,677	183,941
Rogers Corp. (I)	4,554	284,261
Sanmina Corp. (I)	21,820	380,759
ScanSource, Inc. (I)	7,322	298,518
Speed Commerce, Inc. (I)	13,916	50,654
SYNNEX Corp. (I)	6,897	418,027
TTM Technologies, Inc. (I)	14,480	122,356
Uni-Pixel, Inc. (I)(L)	2,930	22,444
Universal Display Corp. (I)(L)	10,744	342,841
Vishay Precision Group, Inc. (I)	3,501	60,847
Zygo Corp. (I)	4,510	68,507

		12,290,895
Internet Software & Services - 2.8%
Angie’s List, Inc. (I)(L)	11,367	138,450
Bankrate, Inc. (I)	12,162	206,024
Bazaarvoice, Inc. (I)(L)	12,829	93,652
Benefitfocus, Inc. (I)(L)	1,255	58,947

199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Blucora, Inc. (I)	10,994	$216,472
Brightcove, Inc. (I)	7,938	78,031
Carbonite, Inc. (I)	3,757	38,284
ChannelAdvisor Corp. (I)	1,629	61,478
comScore, Inc. (I)	9,518	312,095
Constant Contact, Inc. (I)	8,070	197,392
Conversant, Inc. (I)(L)	17,785	500,648
Cornerstone OnDemand, Inc. (I)	10,746	514,411
CoStar Group, Inc. (I)	7,515	1,403,351
Cvent, Inc. (I)	1,751	63,299
Dealertrack Technologies, Inc. (I)	11,497	565,537
Demand Media, Inc. (I)	10,285	49,882
Demandware, Inc. (I)	4,643	297,431
Dice Holdings, Inc. (I)	11,396	85,014
Digital River, Inc. (I)	9,455	164,801
E2open, Inc. (I)(L)	4,286	101,021
Earthlink Holdings Corp.	27,750	100,178
eGain Corp. (I)	3,809	26,892
Endurance International
Group Holdings, Inc. (I)(L)	5,409	70,371
Envestnet, Inc. (I)	5,991	240,718
Global Eagle Entertainment, Inc. (I)	7,236	114,184
Gogo, Inc. (I)(L)	2,962	60,839
Internap Network Services Corp. (I)	14,252	100,904
IntraLinks Holdings, Inc. (I)	10,184	104,182
j2 Global, Inc. (L)	12,141	607,657
Limelight Networks, Inc. (I)	17,490	38,128
Liquidity Services, Inc. (I)(L)	6,706	174,691
LivePerson, Inc. (I)	15,033	181,448
LogMeIn, Inc. (I)	6,590	295,825
Marchex, Inc., Class B	6,781	71,268
Marketo, Inc. (I)	1,907	62,302
Millennial Media, Inc. (I)(L)	9,426	65,228
Monster Worldwide, Inc. (I)	28,218	211,071
Move, Inc. (I)	10,580	122,305
NIC, Inc.	17,290	333,870
OpenTable, Inc. (I)(L)	6,053	465,657
Perficient, Inc. (I)	9,056	164,095
QuinStreet, Inc. (I)	9,129	60,617
RealNetworks, Inc. (I)	7,417	56,221
Rocket Fuel, Inc. (I)(L)	1,185	50,813
SciQuest, Inc. (I)	6,076	164,143
Shutterstock, Inc. (I)	1,947	141,372
Spark Networks, Inc. (I)(L)	5,818	30,428
SPS Commerce, Inc. (I)	4,003	245,984
Stamps.com, Inc. (I)	3,412	114,507
support.com, Inc. (I)	13,626	34,746
Textura Corp. (I)(L)	1,488	37,512
Travelzoo, Inc. (I)	2,226	50,975
Trulia, Inc. (I)(L)	7,390	245,348
United Online, Inc.	3,485	40,287
Unwired Planet, Inc. (I)	32,832	71,245
Vistaprint NV (I)(L)	8,646	425,556
Vocus, Inc. (I)	5,619	74,901
Web.com Group, Inc. (I)	11,209	381,442
WebMD Health Corp. (I)(L)	7,532	311,825
Wix.com, Ltd. (I)(L)	2,036	46,767
XO Group, Inc. (I)	7,217	73,180
Xoom Corp. (I)	2,172	42,397
Yelp, Inc. (I)	8,475	651,982
Zillow, Inc., Class A (I)(L)	6,202	546,396
Zix Corp. (I)	17,759	73,522

		12,730,199

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 2.1%
Acxiom Corp. (I)	19,410	$667,607
Blackhawk Network Holdings, Inc. (I)(L)	3,435	83,780
CACI International, Inc., Class A (I)	5,972	440,734
Cardtronics, Inc. (I)	11,806	458,663
Cass Information Systems, Inc.	2,691	138,748
CIBER, Inc. (I)	20,410	93,478
Computer Task Group, Inc.	4,162	70,712
Convergys Corp.	27,439	601,188
CSG Systems International, Inc.	8,927	232,459
Datalink Corp. (I)	5,862	81,658
EPAM Systems, Inc. (I)	5,736	188,714
Euronet Worldwide, Inc. (I)	13,155	547,116
EVERTEC, Inc.	7,604	187,819
ExlService Holdings, Inc. (I)	8,772	271,143
Forrester Research, Inc.	3,441	123,360
Global Cash Access Holdings, Inc. (I)	18,451	126,574
Heartland Payment Systems, Inc. (L)	9,564	396,428
Higher One Holdings, Inc. (I)	8,954	64,737
iGATE Corp. (I)	9,331	294,300
Lionbridge Technologies, Inc. (I)	16,450	110,380
Luxoft Holding, Inc. (I)	1,592	55,831
ManTech International Corp., Class A	6,252	183,871
MAXIMUS, Inc.	17,901	803,039
ModusLink Global Solutions, Inc. (I)(L)	11,285	47,736
MoneyGram International, Inc. (I)	5,751	101,505
Planet Payment, Inc. (I)	11,108	30,436
PRGX Global, Inc. (I)	9,106	63,105
Sapient Corp. (I)	29,076	496,037
ServiceSource International, Inc. (I)	16,683	140,805
Sykes Enterprises, Inc. (I)	10,650	211,616
Syntel, Inc. (I)	4,000	359,600
TeleTech Holdings, Inc. (I)	5,481	134,339
The Hackett Group, Inc.	8,624	51,572
Unisys Corp. (I)	11,528	351,143
Virtusa Corp. (I)	5,543	185,746
WEX, Inc. (I)	10,188	968,369

		9,364,348
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc. (I)	10,393	254,629
Ambarella, Inc. (I)(L)	4,805	128,342
Amkor Technology, Inc. (I)(L)	18,407	126,272
ANADIGICS, Inc. (I)	23,489	39,931
Applied Micro Circuits Corp. (I)	19,500	193,050
ATMI, Inc. (I)	8,543	290,547
Axcelis Technologies, Inc. (I)	31,923	68,634
Brooks Automation, Inc.	17,522	191,515
Cabot Microelectronics Corp. (I)	6,177	271,788
Cavium, Inc. (I)	13,510	590,792
Ceva, Inc. (I)	6,170	108,345
Cirrus Logic, Inc. (I)(L)	16,626	330,359
Cohu, Inc.	6,496	69,767
Cypress Semiconductor Corp. (I)(L)	39,031	400,848
Diodes, Inc. (I)	9,446	246,730
DSP Group, Inc. (I)	5,816	50,250
Entegris, Inc. (I)	36,952	447,489
Entropic Communications, Inc. (I)	25,230	103,191
Exar Corp. (I)	10,199	121,878
FormFactor, Inc. (I)	14,203	90,757
GT Advanced Technologies, Inc. (I)(L)	34,422	586,895
Hittite Microwave Corp.	8,278	521,845
Inphi Corp. (I)	7,399	119,050
Integrated Device Technology, Inc. (I)	34,543	422,461
Integrated Silicon Solution, Inc. (I)	8,379	130,293

200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
International Rectifier Corp. (I)	18,159	$497,557
Intersil Corp., Class A	33,120	427,910
IXYS Corp.	6,500	73,775
Kopin Corp. (I)	19,877	75,135
Lattice Semiconductor Corp. (I)	31,050	243,432
LTX-Credence Corp. (I)	13,225	117,835
MaxLinear, Inc., Class A (I)	7,367	69,839
Micrel, Inc.	13,111	145,270
Microsemi Corp. (I)	24,367	609,906
MKS Instruments, Inc.	13,965	417,414
Monolithic Power Systems, Inc. (I)	9,557	370,525
MoSys, Inc. (I)(L)	15,641	71,010
Nanometrics, Inc. (I)	6,281	112,870
NeoPhotonics Corp. (I)	5,319	42,180
NVE Corp. (I)	1,325	75,578
OmniVision Technologies, Inc. (I)	14,158	250,597
PDF Solutions, Inc. (I)	6,912	125,591
Peregrine Semiconductor Corp. (I)(L)	7,581	45,865
Pericom Semiconductor Corp. (I)	7,892	61,794
Photronics, Inc. (I)	16,355	139,508
PLX Technology, Inc. (I)	12,539	75,861
PMC-Sierra, Inc. (I)	54,091	411,633
Power Integrations, Inc.	7,608	500,454
Rambus, Inc. (I)	29,670	318,953
RF Micro Devices, Inc. (I)	74,080	583,750
Rubicon Technology, Inc. (I)(L)	5,388	60,831
Rudolph Technologies, Inc. (I)	8,833	100,785
Semtech Corp. (I)	17,868	452,775
Sigma Designs, Inc. (I)	8,669	41,264
Silicon Image, Inc. (I)	21,801	150,427
Spansion, Inc., Class A (I)	12,623	219,893
SunEdison, Inc. (I)	70,184	1,322,267
SunPower Corp. (I)(L)	10,798	348,343
Supertex, Inc. (I)	3,010	99,270
Synaptics, Inc. (I)(L)	8,492	509,690
Tessera Technologies, Inc.	13,904	328,552
TriQuint Semiconductor, Inc. (I)	42,987	575,596
Ultra Clean Holdings, Inc. (I)	6,968	91,629
Ultratech, Inc. (I)	7,314	213,496
Veeco Instruments, Inc. (I)	10,289	431,418

		16,716,136
Software - 3.8%
Accelrys, Inc. (I)	15,212	189,542
ACI Worldwide, Inc. (I)	10,521	622,738
Actuate Corp. (I)	13,598	81,860
Advent Software, Inc.	8,713	255,814
American Software, Inc., Class A	8,788	89,374
Aspen Technology, Inc. (I)	24,681	1,045,487
AVG Technologies NV (I)(L)	6,187	129,680
Blackbaud, Inc.	12,235	382,956
Bottomline Technologies, Inc. (I)	10,193	358,284
BroadSoft, Inc. (I)	7,417	198,256
Callidus Software, Inc. (I)	10,382	129,983
CommVault Systems, Inc. (I)	12,247	795,443
Comverse, Inc. (I)	6,041	208,898
Digimarc Corp.	1,695	53,223
Ebix, Inc. (L)	8,521	145,453
Ellie Mae, Inc. (I)(L)	7,028	202,688
Epiq Systems, Inc.	8,593	117,123
ePlus, Inc. (I)	1,075	59,942
Fair Isaac Corp.	9,426	521,446
FleetMatics Group PLC (I)(L)	4,329	144,805
Gigamon, Inc. (I)	2,068	62,847

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Glu Mobile Inc. (I)(L)	18,211	$86,320
Guidance Software, Inc. (I)	6,031	66,703
Guidewire Software, Inc. (I)	12,937	634,560
Imperva, Inc. (I)	5,403	300,947
Infoblox, Inc. (I)	13,581	272,435
Interactive Intelligence Group, Inc. (I)	4,133	299,643
Jive Software, Inc. (I)	10,451	83,713
Manhattan Associates, Inc. (I)	20,422	715,383
Mentor Graphics Corp.	25,068	551,997
MicroStrategy, Inc., Class A (I)	2,433	280,744
Mitek Systems, Inc. (I)(L)	6,866	26,571
Model N, Inc. (I)	2,418	24,446
Monotype Imaging Holdings, Inc.	10,203	307,518
Netscout Systems, Inc. (I)	9,617	361,407
Pegasystems, Inc.	4,697	165,898
Progress Software Corp. (I)	13,837	301,647
Proofpoint, Inc. (I)	5,705	211,541
PROS Holdings, Inc. (I)	6,038	190,257
PTC, Inc. (I)	31,449	1,114,238
Qlik Technologies, Inc. (I)	23,005	611,703
Qualys, Inc. (I)	4,022	102,279
Rally Software Development Corp. (I)	1,872	25,047
RealPage, Inc. (I)(L)	12,509	227,163
Rosetta Stone, Inc. (I)	3,088	34,647
Seachange International, Inc. (I)	9,070	94,691
Silver Spring Networks, Inc. (I)(L)	1,563	27,165
SS&C Technologies Holdings, Inc. (I)	15,331	613,547
Synchronoss Technologies, Inc. (I)	7,844	268,971
Take-Two Interactive Software, Inc. (I)	21,521	471,956
Tangoe, Inc. (I)(L)	8,365	155,505
TiVo, Inc. (I)	33,865	448,034
Tyler Technologies, Inc. (I)	8,261	691,280
Ultimate Software Group, Inc. (I)	7,288	998,456
VASCO Data Security International, Inc. (I)	7,777	58,639
Verint Systems, Inc. (I)	13,891	651,905
VirnetX Holding Corp. (I)(L)	11,347	160,900
Vringo, Inc. (I)(L)	19,405	67,335

		17,501,033
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (I)	9,068	55,315
Cray, Inc. (I)	10,490	391,487
Electronics For Imaging, Inc. (I)	12,260	530,981
Fusion-io, Inc. (I)(L)	21,286	223,929
Imation Corp. (I)	10,242	59,096
Immersion Corp. (I)	7,692	81,151
QLogic Corp. (I)	23,906	304,802
Quantum Corp. (I)(L)	59,436	72,512
Silicon Graphics International Corp. (I)(L)	9,232	113,369
Super Micro Computer, Inc. (I)	8,517	147,940

		1,980,582

		78,544,077
Materials - 4.7%
Chemicals - 2.3%
A. Schulman, Inc.	7,900	286,454
Advanced Emissions Solutions Inc (I)	5,566	136,590
American Vanguard Corp.	7,889	170,797
Arabian American Development Company (I)	6,163	66,869
Axiall Corp.	18,426	827,696
Balchem Corp.	7,894	411,435
Calgon Carbon Corp. (I)	14,294	312,038
Chemtura Corp. (I)	25,819	652,963

201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ferro Corp. (I)	19,244	$262,873
Flotek Industries, Inc. (I)	12,659	352,553
FutureFuel Corp.	6,034	122,490
Hawkins, Inc.	2,453	90,123
HB Fuller Company	13,217	638,117
Innophos Holdings, Inc.	5,854	331,922
Innospec, Inc.	6,211	280,924
Intrepid Potash, Inc. (I)(L)	14,697	227,216
KMG Chemicals, Inc.	2,387	37,428
Koppers Holdings, Inc.	5,572	229,734
Kraton Performance Polymers, Inc. (I)	8,772	229,300
Landec Corp. (I)	7,873	87,863
LSB Industries, Inc. (I)	5,109	191,179
Minerals Technologies, Inc.	9,176	592,403
Olin Corp. (L)	21,014	580,197
OM Group, Inc.	8,529	283,333
OMNOVA Solutions, Inc. (I)	13,607	141,241
PolyOne Corp.	26,131	957,962
Quaker Chemical Corp.	3,543	279,295
Sensient Technologies Corp.	13,092	738,520
Stepan Company	5,007	323,252
Taminco Corp. (I)	4,227	88,809
Tredegar Corp.	6,484	149,197
Zep, Inc.	6,376	112,855

		10,193,628
Construction Materials - 0.2%
Headwaters, Inc. (I)	19,385	256,076
Texas Industries, Inc. (I)	5,821	521,678
U.S. Concrete, Inc. (I)	4,006	94,141

		871,895
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	1,316	48,824
Berry Plastics Group, Inc. (I)	14,611	338,245
Graphic Packaging Holding Company (I)	50,785	515,976
Myers Industries, Inc.	7,737	154,121

		1,057,166
Metals & Mining - 1.3%
AK Steel Holding Corp. (I)(L)	35,845	258,801
Allied Nevada Gold Corp. (I)(L)	28,579	123,175
AM Castle & Company (I)(L)	5,286	77,651
AMCOL International Corp.	7,386	338,131
Century Aluminum Company (I)	13,735	181,439
Coeur Mining, Inc. (I)	27,254	253,190
Commercial Metals Company	30,375	573,480
Globe Specialty Metals, Inc.	17,189	357,875
Gold Resource Corp.	10,408	49,750
Haynes International, Inc.	3,355	181,170
Hecla Mining Company (L)	87,638	269,049
Horsehead Holding Corp. (I)	12,273	206,432
Kaiser Aluminum Corp.	4,981	355,743
Materion Corp.	5,478	185,869
Molycorp, Inc. (I)(L)	40,143	188,271
Olympic Steel, Inc.	3,003	86,186
Paramount Gold and Silver Corp. (I)(L)	43,838	53,921
RTI International Metals, Inc. (I)	8,357	232,157
Schnitzer Steel Industries, Inc., Class A	7,145	206,133
Stillwater Mining Company (I)	31,629	468,425
SunCoke Energy, Inc. (I)	18,656	426,103
U.S. Silica Holdings, Inc. (L)	5,765	220,050
Universal Stainless & Alloy Products, Inc. (I)	2,053	69,330
Walter Energy, Inc. (L)	16,824	127,189

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Worthington Industries, Inc.	13,756	$526,167

		6,015,687
Paper & Forest Products - 0.7%
Boise Cascade Company (I)	3,303	94,598
Clearwater Paper Corp. (I)	5,572	349,197
Deltic Timber Corp.	3,070	200,256
KapStone Paper and Packaging Corp. (I)	21,236	612,446
Louisiana-Pacific Corp. (I)	36,641	618,134
Neenah Paper, Inc.	4,383	226,689
PH Glatfelter Company	11,201	304,891
Resolute Forest Products, Inc. (I)	18,357	368,792
Schweitzer-Mauduit International, Inc.	8,222	350,175
Wausau Paper Corp.	13,634	173,561

		3,298,739

		21,437,115
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (I)	21,594	233,431
Atlantic Tele-Network, Inc.	2,545	167,766
Cbeyond, Inc. (I)	8,004	58,029
Cincinnati Bell, Inc. (I)	55,846	193,227
Cogent Communications Group, Inc.	12,573	446,719
Consolidated
Communications Holdings, Inc. (L)	10,595	212,006
FairPoint Communications, Inc. (I)	6,377	86,727
General Communication, Inc., Class A (I)	8,986	102,530
Hawaiian Telcom Holdco, Inc. (I)(L)	3,163	90,114
HickoryTech Corp.	3,915	50,073
IDT Corp., Class B	4,361	72,654
inContact, Inc. (I)	14,662	140,755
Inteliquent, Inc.	8,614	125,161
Iridium Communications, Inc. (I)(L)	17,061	128,128
Lumos Networks Corp.	4,379	58,547
magicJack VocalTec, Ltd. (I)(L)	5,118	108,655
ORBCOMM, Inc. (I)	10,599	72,603
Premiere Global Services, Inc. (I)	13,131	158,360
Towerstream Corp. (I)(L)	19,623	46,114
Vonage Holdings Corp. (I)	39,586	169,032

		2,720,631
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (I)	6,110	41,426
Leap Wireless International, Inc. (I)	14,224	35,844
NII Holdings, Inc. (I)(L)	45,069	53,632
NTELOS Holdings Corp. (L)	4,357	58,820
RingCentral, Inc., Class A (I)(L)	2,403	43,494
Shenandoah Telecommunications Company	6,511	210,240
USA Mobility, Inc.	6,985	126,917

		570,373

		3,291,004
Utilities - 3.0%
Electric Utilities - 1.3%
ALLETE, Inc.	10,575	554,342
Cleco Corp.	15,632	790,667
El Paso Electric Company	10,897	389,350
Genie Energy, Ltd., B Shares (I)	3,538	35,274
IDACORP, Inc.	12,958	718,780
MGE Energy, Inc.	8,668	340,046
NRG Yield, Inc., Class A (L)	6,113	241,647
Otter Tail Corp.	9,565	294,506

202

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
PNM Resources, Inc.	20,574	$556,115
Portland General Electric Company	19,572	632,958
The Empire District Electric Company	11,369	276,494
UIL Holdings Corp.	15,007	552,408
Unitil Corp.	4,233	139,012
UNS Energy Corp.	10,909	654,867

		6,176,466
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	2,642	166,869
New Jersey Resources Corp.	10,566	526,187
Northwest Natural Gas Company	7,221	317,796
Piedmont Natural Gas Company, Inc. (L)	19,138	677,294
South Jersey Industries, Inc.	8,358	468,800
Southwest Gas Corp.	11,958	639,155
The Laclede Group, Inc.	8,432	397,569
WGL Holdings, Inc.	13,359	535,162

		3,728,832
Independent Power and Renewable Electricity
Producers - 0.2%
Atlantic Power Corp. (L)	31,999	92,797
Dynegy, Inc. (I)(L)	26,782	667,943
Ormat Technologies, Inc.	4,882	146,509
Pattern Energy Group, Inc.	3,976	107,869

		1,015,118
Multi-Utilities - 0.4%
Avista Corp.	15,802	484,331
Black Hills Corp.	11,648	671,507
NorthWestern Corp.	9,979	473,304

		1,629,142
Water Utilities - 0.3%
American States Water Company	10,101	326,161
Artesian Resources Corp., Class A	2,657	59,676
California Water Service Group	12,530	299,968
Connecticut Water Service, Inc.	3,834	131,008
Consolidated Water Company, Ltd.	4,933	65,017
Middlesex Water Company	4,059	88,567
SJW Corp.	4,590	135,680
York Water Company	4,400	89,760

		1,195,837

		13,745,395

TOTAL COMMON STOCKS (Cost $269,897,802)		$440,781,319

INVESTMENT COMPANIES - 0.0%
Financials - 0.0%
Firsthand Technology Value Fund, Inc.	2,468	52,692

TOTAL INVESTMENT COMPANIES (Cost $44,438)		$52,692

RIGHTS - 0.0%
Central European Media Enterprises Ltd.
(Expiration Date: 04/25/2014; Strike
Price: $100.00) (I)	341	0
Cubist Pharmaceuticals, Inc. (Expiration
Date: 12/31/2016) (I)(N)	12,814	8,329

TOTAL RIGHTS (Cost $28,479)		$8,329

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(L)(N)(N)	4,505	8,681

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	570	$2,081

TOTAL WARRANTS (Cost $2,712)		$10,762

SECURITIES LENDING COLLATERAL - 12.6%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	5,732,981	57,369,940

TOTAL SECURITIES LENDING
COLLATERAL (Cost $57,369,843)		$57,369,940

SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreement - 3.2%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $14,697,000 on 04/01/2014,
collateralized by $14,790,000 U.S. Treasury
Bonds, 3.625% due 02/15/2044 (valued at
$14,993,363, including interest)	$14,697,000	$14,697,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,697,000)		$14,697,000

Total Investments (Small Cap Index Trust)
(Cost $342,040,274) - 112.3%		$512,920,042
Other assets and liabilities, net - (12.3%)		(56,142,286)

TOTAL NET ASSETS - 100.0%		$456,777,756

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 12.0%
Auto Components - 0.8%
Cooper Tire & Rubber Company	843 $	20,485
Federal-Mogul Holdings Corp. (I)	840	15,716
Fuel Systems Solutions, Inc. (I)	778	8,371
Lear Corp.	4,400	368,359
Modine Manufacturing Company (I)	6,862	100,528
Motorcar Parts of America, Inc. (I)	2,433	64,645
Shiloh Industries, Inc. (I)	1,515	26,876
Spartan Motors, Inc.	7,540	38,756
Standard Motor Products, Inc.	3,972	142,078
Stoneridge, Inc. (I)	3,538	39,732
Strattec Security Corp.	924	66,741
Superior Industries International, Inc.	6,173	126,485
TRW Automotive Holdings Corp. (I)	18,980	1,549,148

		2,567,920
Automobiles - 0.5%
Thor Industries, Inc.	27,057	1,652,100
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,976	143,458
VOXX International Corp. (I)	5,131	70,192
Weyco Group, Inc.	1,316	35,558

		249,208
Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc., Class A (I)	3,168	239,342
Bridgepoint Education, Inc. (I)	3,463	51,564
Career Education Corp. (I)	16,001	119,367
Carriage Services, Inc.	1,797	32,777

203

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Corinthian Colleges, Inc. (I)	4,870	$6,721
DeVry Education Group, Inc.	14,290	605,753
Education Management Corp. (I)	372	1,812
Graham Holdings Company, Class B	1,033	726,974
Lincoln Educational Services Corp.	1,100	4,147
Matthews International Corp., Class A	1,858	75,825
National American University Holdings, Inc.	4,665	18,147
Regis Corp.	8,945	122,547
Steiner Leisure, Ltd. (I)	996	46,065
Universal Technical Institute, Inc.	3,087	39,977

		2,091,018
Hotels, Restaurants & Leisure - 3.5%
Ambassadors Group, Inc. (I)	4,023	15,931
Ark Restaurants Corp.	64	1,409
Bally Technologies, Inc. (I)	22,440	1,487,099
Biglari Holdings, Inc. (I)	376	183,296
BJ’s Restaurants, Inc. (I)	500	16,355
Bob Evans Farms, Inc.	4,378	219,031
Boyd Gaming Corp. (I)	12,417	163,904
Canterbury Park Holding Corp. (I)	200	2,194
Carrols Restaurant Group, Inc. (I)	7	50
Churchill Downs, Inc.	2,448	223,502
Cracker Barrel Old Country Store, Inc.	12,893	1,253,715
Darden Restaurants, Inc.	1,672	84,871
DineEquity, Inc.	17,879	1,395,814
Dover Downs Gaming & Entertainment, Inc. (I)	2,170	3,342
Dover Motorsports, Inc.	400	1,000
Frisch’s Restaurants, Inc.	1,329	31,457
Full House Resorts, Inc. (I)	2,390	5,186
Gaming Partners International Corp. (I)	800	7,384
International Speedway Corp., Class A	4,386	149,080
Isle of Capri Casinos, Inc. (I)	6,889	52,839
Life Time Fitness, Inc. (I)	814	39,153
Luby’s, Inc. (I)	6,251	38,506
Marriott Vacations Worldwide Corp. (I)	7,054	394,389
Monarch Casino & Resort, Inc. (I)	1,278	23,681
MTR Gaming Group, Inc. (I)	4,193	21,510
Orient-Express Hotels, Ltd., Class A (I)	12,313	177,430
Papa John’s International, Inc.	36,886	1,922,129
Penn National Gaming, Inc. (I)	16,888	208,060
Red Lion Hotels Corp. (I)	3,000	17,490
Red Robin Gourmet Burgers, Inc. (I)	23,158	1,659,965
Rick’s Cabaret International, Inc. (I)	2,439	27,488
Ruby Tuesday, Inc. (I)	9,400	52,734
Speedway Motorsports, Inc.	7,031	131,691
The Marcus Corp.	3,816	63,727
The Wendy’s Company	56,693	517,040

		10,592,452
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	2,333	34,645
Beazer Homes USA, Inc. (I)	53,799	1,080,284
Cavco Industries, Inc. (I)	606	47,541
CSS Industries, Inc.	976	26,352
Emerson Radio Corp. (I)	4,869	10,128
Ethan Allen Interiors, Inc.	535	13,616
Flexsteel Industries, Inc.	1,750	65,835
Helen of Troy, Ltd. (I)	6,044	418,426
Hooker Furniture Corp.	2,555	40,011
Kid Brands, Inc. (I)	3,500	1,225
La-Z-Boy, Inc.	61,924	1,678,140
Lennar Corp., Class B	1,469	47,948
Lifetime Brands, Inc.	2,931	52,348

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
M/I Homes, Inc. (I)	2,195	$49,212
MDC Holdings, Inc.	1,526	43,155
Meritage Homes Corp. (I)	578	24,207
NACCO Industries, Inc., Class A	1,100	59,631
Skullcandy, Inc. (I)	5,061	46,460
Skyline Corp. (I)	1,252	7,575
Stanley Furniture Company, Inc. (I)	2,340	6,412
The Ryland Group, Inc.	2,124	84,811
Universal Electronics, Inc. (I)	1,910	73,325

		3,911,287
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	4,819	27,131
Gaiam, Inc., Class A (I)	3,676	26,651
Geeknet, Inc. (I)	1,183	16,586
Liberty Ventures, Series A (I)	35	4,562
Shutterfly, Inc. (I)	807	34,443

		109,373
Leisure Products - 0.1%
Callaway Golf Company	14,553	148,732
Escalade, Inc.	3,529	47,289
JAKKS Pacific, Inc.	2,278	16,447
Johnson Outdoors, Inc., Class A	2,170	55,161

		267,629
Media - 1.2%
AH Belo Corp., Class A	4,238	49,076
Ballantyne Strong, Inc. (I)	1,114	5,225
Beasley Broadcasting Group, Inc., Class A	502	4,568
Cumulus Media, Inc., Class A (I)	15,145	104,652
Entercom Communications Corp., Class A (I)	7,530	75,827
FAB Universal Corp. (I)	1,100	3,377
Gannett Company, Inc.	2,014	55,586
Gray Television, Inc. (I)	10,200	105,774
Harte-Hanks, Inc.	8,315	73,505
Journal Communications, Inc., Class A (I)	8,698	77,064
Martha Stewart Living
Omnimedia, Inc., Class A (I)	2,100	9,513
Media General, Inc. (I)	4,268	78,403
Meredith Corp.	2,100	97,503
Nexstar Broadcasting Group, Inc., Class A	27,312	1,024,746
Radio One, Inc., Class D (I)	2,400	11,376
Salem Communications Corp., Class A	4,439	44,346
Scholastic Corp.	1,457	50,237
Sizmek, Inc. (I)	2,300	24,449
The EW Scripps Company, Class A (I)	6,715	118,990
The Interpublic Group of Companies, Inc.	86,152	1,476,645
The McClatchy Company, Class A (I)	8,440	54,185

		3,545,047
Multiline Retail - 0.2%
Big Lots, Inc. (I)	700	26,509
Dillard’s, Inc., Class A	3,053	282,097
Fred’s, Inc., Class A	6,647	119,712
Gordmans Stores, Inc.	3,030	16,544
Tuesday Morning Corp. (I)	2,400	33,960

		478,822
Specialty Retail - 2.5%
Aaron’s, Inc.	16,868	510,088
America’s Car-Mart, Inc. (I)	846	31,065
Barnes & Noble, Inc. (I)	9,769	204,172
bebe stores, Inc.	47,792	292,487
Big 5 Sporting Goods Corp.	1,104	17,719

204

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Body Central Corp. (I)	312	$334
Books-A-Million, Inc. (I)	3,850	9,240
Brown Shoe Company, Inc.	7,015	186,178
Build-A-Bear Workshop, Inc. (I)	3,889	37,451
Cache, Inc. (I)	3,705	12,189
Christopher & Banks Corp. (I)	488	3,226
Citi Trends, Inc. (I)	3,741	60,941
Conn’s, Inc. (I)	76	2,953
Destination XL Group, Inc. (I)	6,410	36,152
Foot Locker, Inc.	1,231	57,832
Genesco, Inc. (I)	1,492	111,258
GNC Holdings, Inc., Class A	26,013	1,145,092
Group 1 Automotive, Inc.	4,596	301,773
Haverty Furniture Companies, Inc.	3,990	118,503
hhgregg, Inc. (I)	2,951	28,359
MarineMax, Inc. (I)	4,789	72,745
New York & Company, Inc. (I)	5,638	24,751
Office Depot, Inc. (I)	31,041	128,199
Pacific Sunwear of California, Inc. (I)	12,800	38,016
Penske Automotive Group, Inc.	34,838	1,489,673
Perfumania Holdings, Inc. (I)	848	5,741
Pier 1 Imports, Inc.	51,434	971,074
RadioShack Corp. (I)	7,908	16,765
Rent-A-Center, Inc.	7,876	209,502
Shoe Carnival, Inc.	3,229	74,396
Signet Jewelers, Ltd.	442	46,790
Sonic Automotive, Inc., Class A	794	17,849
Stage Stores, Inc.	5,877	143,693
Stein Mart, Inc.	4,251	59,557
Systemax, Inc. (I)	8,734	130,224
Tandy Leather Factory, Inc. (I)	1,690	16,325
The Cato Corp., Class A	1,957	52,917
The Children’s Place Retail Stores, Inc.	621	30,932
The Finish Line, Inc., Class A	3,250	88,043
The Men’s Wearhouse, Inc.	7,100	347,758
The Pep Boys - Manny, Moe & Jack (I)	11,993	152,551
Trans World Entertainment Corp.	6,243	22,662
West Marine, Inc. (I)	5,421	61,637
Zale Corp. (I)	5,800	121,278

		7,490,090
Textiles, Apparel & Luxury Goods - 1.1%
Charles & Colvard, Ltd. (I)	3,400	9,724
Columbia Sportswear Company	23,373	1,931,778
Culp, Inc.	1,603	31,643
Delta Apparel, Inc. (I)	500	8,180
G-III Apparel Group, Ltd. (I)	1,800	128,844
Iconix Brand Group, Inc. (I)	8,941	351,113
Lakeland Industries, Inc. (I)	1,110	7,060
Movado Group, Inc.	3,138	142,936
Peace Mark Holdings, Ltd. (I)	464,000	0
Perry Ellis International, Inc. (I)	2,800	38,472
Quiksilver, Inc. (I)	18,000	135,180
RG Barry Corp.	537	10,139
Rocky Brands, Inc.	1,478	21,268
Skechers U.S.A., Inc., Class A (I)	4,166	152,226
Superior Uniform Group, Inc.	1,713	25,130
The Jones Group, Inc.	12,700	190,119
Unifi, Inc. (I)	3,647	84,136

		3,267,948

		36,222,894

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 1.9%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,135	$96,452
Craft Brew Alliance, Inc. (I)	2,909	44,420
MGP Ingredients, Inc.	2,764	18,657

		159,529
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	552	37,310
Ingles Markets, Inc., Class A	3,007	71,627
Spartan Stores, Inc.	6,227	144,529
Susser Holdings Corp. (I)	3,144	196,406
The Andersons, Inc.	3,784	224,164
The Pantry, Inc. (I)	5,400	82,836
United Natural Foods, Inc. (I)	17,716	1,256,419
Village Super Market, Inc., Class A	685	18,084
Weis Markets, Inc.	5,260	259,055

		2,290,430
Food Products - 0.9%
Alico, Inc.	341	12,856
Boulder Brands, Inc. (I)	9,489	167,196
Cal-Maine Foods, Inc.	1,844	115,766
Chiquita Brands International, Inc. (I)	7,667	95,454
Dean Foods Company	2,459	38,016
Farmer Brothers Company (I)	1,033	20,350
Fresh Del Monte Produce, Inc.	9,412	259,489
Griffin Land & Nurseries, Inc.	892	26,974
John B. Sanfilippo & Son, Inc.	2,004	46,132
Omega Protein Corp. (I)	4,487	54,158
Post Holdings, Inc. (I)	6,222	342,957
Sanderson Farms, Inc.	2,059	161,611
Seaboard Corp. (I)	58	152,044
Seneca Foods Corp., Class A (I)	1,409	44,355
Snyder’s-Lance, Inc.	5,894	166,152
TreeHouse Foods, Inc. (I)	15,295	1,101,087

		2,804,597
Household Products - 0.1%
Central Garden & Pet Company (I)	2,553	20,756
Central Garden & Pet Company, Class A (I)	7,962	65,846
Ener1, Inc. (I)	28	0
Energizer Holdings, Inc.	398	40,095
Oil-Dri Corp. of America	531	18,341
Orchids Paper Products Company	1,176	35,986

		181,024
Personal Products - 0.0%
CCA Industries, Inc.	1,277	3,793
Inter Parfums, Inc.	1,132	40,990
Mannatech, Inc. (I)	276	4,778
Natural Alternatives International, Inc. (I)	200	1,086
Nutraceutical International Corp. (I)	2,093	54,397

		105,044
Tobacco - 0.1%
Alliance One International, Inc. (I)	14,184	41,417
Universal Corp.	3,597	201,036

		242,453

		5,783,077
Energy - 9.8%
Energy Equipment & Services - 4.2%
Atwood Oceanics, Inc. (I)	6,364	320,682
Basic Energy Services, Inc. (I)	9,528	261,162

205

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Bolt Technology Corp.	1,328	$26,255
Bristow Group, Inc.	5,929	447,758
Cal Dive International, Inc. (I)	12,162	20,675
Dawson Geophysical Company	1,653	46,301
Dresser-Rand Group, Inc. (I)	18,368	1,072,875
ENGlobal Corp. (I)	4,600	7,222
Era Group, Inc. (I)	4,560	133,654
Exterran Holdings, Inc.	12,331	541,084
Forbes Energy Services, Ltd. (I)	5,164	20,398
Gulf Island Fabrication, Inc.	3,019	65,241
Gulfmark Offshore, Inc., Class A	5,053	227,082
Helix Energy Solutions Group, Inc. (I)	68,317	1,569,925
Hercules Offshore, Inc. (I)	20,985	96,321
Hornbeck Offshore Services, Inc. (I)	5,300	221,593
Key Energy Services, Inc. (I)	30,610	282,836
Matrix Service Company (I)	3,831	129,411
McDermott International, Inc. (I)	20,409	159,598
Mitcham Industries, Inc. (I)	2,431	33,888
Nabors Industries, Ltd.	49,704	1,225,204
Natural Gas Services Group, Inc. (I)	2,620	78,967
Newpark Resources, Inc. (I)	12,359	141,511
Nuverra Environmental Solutions, Inc. (I)	37	751
Oil States International, Inc. (I)	1,500	147,900
Pacific Drilling SA (I)	34,499	375,349
Parker Drilling Company (I)	22,288	158,022
Patterson-UTI Energy, Inc.	23,683	750,277
PHI, Inc. (I)	443	18,597
PHI, Inc. (I)	3,660	161,918
Pioneer Energy Services Corp. (I)	13,400	173,530
Precision Drilling Corp.	79,758	954,703
Rowan Companies PLC, Class A (I)	16,215	546,121
SEACOR Holdings, Inc. (I)	3,829	330,902
Superior Energy Services, Inc.	15,187	467,152
Tesco Corp. (I)	9,436	174,566
TETRA Technologies, Inc. (I)	11,674	149,427
TGC Industries, Inc. (I)	2,555	15,202
Tidewater, Inc.	8,035	390,662
Unit Corp. (I)	9,506	621,502
Willbros Group, Inc. (I)	7,146	90,183

		12,656,407
Oil, Gas & Consumable Fuels - 5.6%
Adams Resources & Energy, Inc.	724	41,934
Alon USA Energy, Inc.	7,477	111,706
Alpha Natural Resources, Inc. (I)	17,721	75,314
Approach Resources, Inc. (I)	366	7,653
Bill Barrett Corp. (I)	4,721	120,858
Bonanza Creek Energy, Inc. (I)	3,889	172,672
Callon Petroleum Company (I)	9,369	78,419
Carrizo Oil & Gas, Inc. (I)	3,951	211,220
Clayton Williams Energy, Inc. (I)	1,167	131,883
Cloud Peak Energy, Inc. (I)	3,741	79,085
Comstock Resources, Inc.	9,273	211,888
Contango Oil & Gas Company (I)	3,786	180,744
Delek US Holdings, Inc.	9,835	285,608
Denbury Resources, Inc.	38,287	627,907
DHT Holdings, Inc.	1,653	12,860
Double Eagle Petroleum Company (I)	2,117	6,055
Endeavour International Corp. (I)	2,157	7,010
Energen Corp.	18,025	1,456,600
Energy XXI Bermuda, Ltd.	16,927	398,969
EPL Oil & Gas, Inc. (I)	9,082	350,565
Green Plains Renewable Energy, Inc.	7,544	226,018
Harvest Natural Resources, Inc. (I)	5,978	22,477

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Knightsbridge Tankers, Ltd.	5,070	$68,699
Magnum Hunter Resources Corp. (I)	916	7,786
Matador Resources Company (I)	808	19,788
Miller Energy Resources, Inc. (I)	13	76
Newfield Exploration Company (I)	23,906	749,692
Northern Oil and Gas, Inc. (I)	14,231	208,057
Overseas Shipholding Group, Inc. (I)	4,700	24,581
Panhandle Oil and Gas, Inc., Class A	1,255	54,731
PDC Energy, Inc. (I)	3,720	231,607
Peabody Energy Corp.	27,624	451,376
Penn Virginia Corp. (I)	14,914	260,846
QEP Resources, Inc.	37,029	1,090,134
Renewable Energy Group, Inc. (I)	2,214	26,524
Rex Energy Corp. (I)	5,655	105,805
Rosetta Resources, Inc. (I)	22,935	1,068,312
SandRidge Energy, Inc. (I)	88,358	542,518
Scorpio Tankers, Inc.	173,683	1,731,620
Ship Finance International, Ltd.	1,300	23,361
SM Energy Company	123	8,769
Stone Energy Corp. (I)	9,615	403,542
Swift Energy Company (I)	6,984	75,148
Targa Resources Corp.	15,631	1,551,533
Tesoro Corp.	3,462	175,143
Triangle Petroleum Corp. (I)	2,529	20,839
Ultra Petroleum Corp. (I)	62,351	1,676,618
VAALCO Energy, Inc. (I)	8,997	76,924
W&T Offshore, Inc.	8,147	141,025
Warren Resources, Inc. (I)	16,948	81,350
Western Refining, Inc.	6,299	243,141
Whiting Petroleum Corp. (I)	7,585	526,323
WPX Energy, Inc. (I)	19,465	350,954

		16,814,267

		29,470,674
Financials - 23.9%
Banks - 9.6%
1st Source Corp.	3,630	116,487
1st United Bancorp, Inc.	1,425	10,916
Access National Corp.	1,661	26,925
American National Bankshares, Inc.	1,848	43,465
American River Bankshares (I)	2,249	20,758
Ameris Bancorp (I)	3,287	76,587
Associated Banc-Corp.	23,411	422,803
BancFirst Corp.	1,402	79,395
BancorpSouth, Inc.	67,093	1,674,641
Bank of Commerce Holdings	3,606	24,268
Bank of Kentucky Financial Corp.	1,208	45,348
Banner Corp.	2,172	89,508
Bar Harbor Bankshares	667	25,579
BBCN Bancorp, Inc.	8,868	151,998
BCB Bancorp, Inc.	1,477	19,319
Boston Private Financial Holdings, Inc.	83,577	1,130,797
Bridge Capital Holdings (I)	2,470	58,687
Bryn Mawr Bank Corp.	1,969	56,569
C&F Financial Corp.	627	20,779
Camden National Corp.	1,148	47,298
Capital City Bank Group, Inc.	3,946	52,403
CapitalSource, Inc.	5,939	86,650
Cardinal Financial Corp.	4,331	77,222
Cathay General Bancorp	9,018	227,163
Center Bancorp, Inc.	2,875	54,625
Centerstate Banks, Inc.	7,302	79,738
Central Pacific Financial Corp.	3,754	75,831

206

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Century Bancorp, Inc., Class A	836	$28,516
Chemical Financial Corp.	3,570	115,847
Chemung Financial Corp.	966	26,198
City Holding Company	2,400	107,664
CNB Financial Corp.	1,962	34,688
CoBiz Financial, Inc.	5,646	65,042
Columbia Banking System, Inc.	4,112	117,274
Community Bank Systems, Inc.	3,485	135,985
Community Trust Bancorp, Inc.	2,225	92,293
CVB Financial Corp.	92,651	1,473,151
East West Bancorp, Inc.	45,177	1,648,961
Eastern Virginia Bankshares, Inc. (I)	2,996	19,324
Enterprise Bancorp, Inc.	236	4,800
Enterprise Financial Services Corp.	2,969	59,588
Farmers Capital Bank Corp. (I)	1,551	34,835
Fidelity Southern Corp.	3,081	43,042
Financial Institutions, Inc.	1,481	34,093
First Bancorp North Carolina	4,396	83,524
First BanCorp Puerto Rico (I)	40,964	222,844
First Bancorp, Inc.	1,769	28,835
First Busey Corp.	12,619	73,190
First Business Financial Services, Inc.	683	32,224
First Citizens BancShares, Inc., Class A	1,399	336,809
First Commonwealth Financial Corp.	15,940	144,098
First Community Bancshares, Inc.	4,630	75,747
First Connecticut Bancorp, Inc.	3,963	62,061
First Financial Bancorp	4,968	89,325
First Financial Corp.	1,877	63,217
First Financial Holdings, Inc.	434	27,177
First Interstate Bancsystem, Inc.	1,660	46,845
First Merchants Corp.	4,679	101,254
First Midwest Bancorp, Inc.	7,500	128,100
First Niagara Financial Group, Inc.	51,432	486,032
First South Bancorp, Inc.	1,628	14,147
Flushing Financial Corp.	4,247	89,484
FNB Corp.	13,426	179,908
Fulton Financial Corp.	18,259	229,698
German American Bancorp, Inc.	1,901	54,920
Glacier Bancorp, Inc.	57,035	1,658,007
Great Southern Bancorp, Inc.	2,054	61,682
Guaranty Bancorp	3,284	46,797
Hanmi Financial Corp.	4,672	108,858
Heartland Financial USA, Inc.	2,428	65,532
Heritage Commerce Corp.	2,996	24,148
Heritage Financial Corp.	2,496	42,232
Home Federal Bancorp, Inc.	2,355	36,644
Horizon Bancorp	1,444	32,172
Hudson Valley Holding Corp.	2,926	55,740
Iberiabank Corp.	24,444	1,714,747
Independent Bank Corp.	2,831	111,456
Independent Bank Corp. (I)	206	2,674
International Bancshares Corp.	8,607	215,864
Intervest Bancshares Corp. (I)	1,311	9,767
Lakeland Bancorp, Inc.	4,059	45,664
Lakeland Financial Corp.	2,332	93,793
LNB Bancorp, Inc.	2,266	25,878
Macatawa Bank Corp.	8,394	42,306
MainSource Financial Group, Inc.	4,125	70,538
MB Financial, Inc.	8,647	267,711
MBT Financial Corp. (I)	3,023	14,873
Mercantile Bank Corp.	1,266	26,105
Merchants Bancshares, Inc.	1,017	33,164
Metro Bancorp, Inc. (I)	2,159	45,641

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
MidSouth Bancorp, Inc.	1,822	$30,664
MidWestOne Financial Group, Inc.	1,343	33,897
National Penn Bancshares, Inc.	20,821	217,579
NBT Bancorp, Inc.	3,823	93,511
NewBridge Bancorp (I)	4,001	28,567
North Valley Bancorp (I)	1,148	27,759
Northrim BanCorp, Inc.	1,530	39,306
Norwood Financial Corp.	792	22,334
OFG Bancorp	6,515	111,993
Old National Bancorp	8,638	128,793
Old Second Bancorp, Inc. (I)	2,721	12,517
OmniAmerican Bancorp, Inc.	1,342	30,584
Pacific Continental Corp.	2,749	37,826
Pacific Mercantile Bancorp (I)	2,510	15,587
Pacific Premier Bancorp, Inc. (I)	2,434	39,285
PacWest Bancorp	37,615	1,617,821
Park Sterling Corp.	10,501	69,832
Peapack Gladstone Financial Corp.	1,625	35,750
Penns Woods Bancorp, Inc.	792	38,634
Peoples Bancorp, Inc.	2,153	53,244
Pinnacle Financial Partners, Inc.	6,152	230,638
Popular, Inc. (I)	8,948	277,299
Preferred Bank (I)	1,883	48,883
Premier Financial Bancorp, Inc.	2,052	29,426
PrivateBancorp, Inc.	6,906	210,702
QCR Holdings, Inc.	1,521	26,100
Renasant Corp.	4,209	122,271
Republic Bancorp, Inc., Class A	4,422	99,937
Republic First Bancorp, Inc. (I)	6,323	24,344
S&T Bancorp, Inc.	4,287	101,602
Sandy Spring Bancorp, Inc.	3,480	86,930
Shore Bancshares, Inc. (I)	2,225	21,160
Sierra Bancorp	2,175	34,626
Simmons First National Corp., Class A	2,414	89,970
Southern Community Financial Corp. (I)	3,274	720
Southern National Bancorp of Virginia, Inc.	1,959	19,962
Southwest Bancorp, Inc.	4,604	81,307
Sterling Bancorp	3,771	47,741
Suffolk Bancorp (I)	1,938	43,217
Sun Bancorp, Inc. (I)	4,742	15,933
Susquehanna Bancshares, Inc.	34,060	387,943
SY Bancorp, Inc.	2,115	66,919
Taylor Capital Group, Inc. (I)	1,999	47,816
TCF Financial Corp.	4,298	71,605
Texas Capital Bancshares, Inc. (I)	25,732	1,671,036
The Bancorp, Inc. (I)	4,862	91,454
Tompkins Financial Corp.	2,251	110,209
TowneBank	2,772	42,994
Trico Bancshares	2,375	61,584
Trustmark Corp.	5,808	147,233
Umpqua Holdings Corp.	13,795	257,139
Union Bankshares, Inc.	798	18,833
Union First Market Bankshares Corp.	6,132	155,875
United Bankshares, Inc.	2,625	80,378
Univest Corp. of Pennsylvania	3,806	78,099
ViewPoint Financial Group, Inc.	3,326	95,955
Washington Banking Company	2,041	36,289
Washington Trust Bancorp, Inc.	2,598	97,347
Webster Financial Corp.	6,898	214,252
WesBanco, Inc.	4,870	155,012
West Bancorp, Inc.	2,345	35,621
Western Alliance Bancorp (I)	71,593	1,761,188
Wintrust Financial Corp.	38,927	1,894,188

207

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Yadkin Financial Corp. (I)	1,951	$41,771
Zions Bancorporation	23,983	742,993

		28,920,476
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (I)	7,155	1,431,358
American Capital, Ltd. (I)	47,654	752,457
Artisan Partners Asset
Management, Inc., Class A	23,252	1,493,941
Calamos Asset Management, Inc., Class A	4,844	62,633
Capital Southwest Corp.	3,392	117,770
Cowen Group, Inc., Class A (I)	27,926	123,154
E*TRADE Financial Corp. (I)	124,649	2,869,420
Evercore Partners, Inc., Class A	28,120	1,553,630
GFI Group, Inc.	19,435	68,994
Harris & Harris Group, Inc. (I)	5,338	18,523
ICG Group, Inc. (I)	128	2,614
INTL. FCStone, Inc. (I)	4,806	90,401
Investment Technology Group, Inc. (I)	2,461	49,712
Janus Capital Group, Inc.	126,814	1,378,468
JMP Group, Inc.	4,808	34,185
Legg Mason, Inc.	20,082	984,821
MCG Capital Corp.	14,059	53,284
Medallion Financial Corp.	2,675	35,337
Oppenheimer Holdings, Inc., Class A	3,213	90,125
Piper Jaffray Companies (I)	800	36,640
Safeguard Scientifics, Inc. (I)	3,072	68,137
SWS Group, Inc. (I)	6,700	50,116

		11,365,720
Consumer Finance - 0.1%
Asta Funding, Inc. (I)	2,925	24,190
Cash America International, Inc.	3,600	139,392
Encore Capital Group, Inc. (I)	2,320	106,024
Imperial Holdings, Inc. (I)	4,663	26,812
Nelnet, Inc., Class A	4,156	169,980
Nicholas Financial, Inc.	75	1,180
The First Marblehead Corp. (I)	834	5,037

		472,615
Diversified Financial Services - 0.6%
California First National Bancorp	1,653	25,374
Interactive Brokers Group, Inc., Class A	4,615	100,007
Marlin Business Services Corp.	1,698	35,335
MicroFinancial, Inc.	2,519	19,825
NewStar Financial, Inc. (I)	11,166	154,761
PHH Corp. (I)	10,506	271,475
PICO Holdings, Inc. (I)	5,428	141,074
Resource America, Inc., Class A	3,450	29,567
The NASDAQ OMX Group, Inc.	27,037	998,747

		1,776,165
Insurance - 6.3%
Alleghany Corp. (I)	1,828	744,691
Allied World Assurance Company Holdings AG	4,725	487,573
American Equity Investment Life
Holding Company	12,334	291,329
American Financial Group, Inc.	39,031	2,252,479
American Independence Corp. (I)	1,482	15,946
American National Insurance Company	4,548	514,151
AMERISAFE, Inc.	2,629	115,439
Argo Group International Holdings, Ltd.	5,107	234,411
Aspen Insurance Holdings, Ltd.	11,100	440,670
Assurant, Inc.	11,377	739,050
Assured Guaranty, Ltd.	29,501	746,965

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Axis Capital Holdings, Ltd.	16,515	$757,213
Baldwin & Lyons, Inc., Class B	2,973	78,160
Citizens, Inc. (I)	7,480	55,352
CNO Financial Group, Inc.	40,256	728,634
Donegal Group, Inc., Class A	4,559	66,470
EMC Insurance Group, Inc.	3,026	107,514
Employers Holdings, Inc.	2,717	54,965
Endurance Specialty Holdings, Ltd.	7,972	429,133
Enstar Group, Ltd. (I)	1,114	151,849
Everest Re Group, Ltd.	276	42,242
FBL Financial Group, Inc., Class A	4,766	206,463
Federated National Holding Company	1,090	19,969
First Acceptance Corp. (I)	7,986	19,885
First American Financial Corp.	18,553	492,582
Fortegra Financial Corp. (I)	4,391	30,869
Genworth Financial, Inc., Class A (I)	28,152	499,135
Global Indemnity PLC (I)	2,945	77,571
Greenlight Capital Re, Ltd., Class A (I)	2,616	85,805
Hallmark Financial Services, Inc. (I)	4,008	33,306
Hilltop Holdings, Inc. (I)	10,034	238,709
Horace Mann Educators Corp.	7,361	213,469
Independence Holding Company	3,958	53,116
Investors Title Company	438	33,244
Kemper Corp.	10,243	401,218
Maiden Holdings, Ltd.	14,084	175,768
MBIA, Inc. (I)	22,405	313,446
Meadowbrook Insurance Group, Inc.	8,411	49,036
Montpelier Re Holdings, Ltd.	3,588	106,779
National Interstate Corp.	944	25,309
National Western Life Insurance
Company, Class A	888	217,116
Old Republic International Corp.	13,648	223,827
OneBeacon Insurance Group, Ltd., Class A	2,200	34,012
PartnerRe, Ltd.	6,495	672,233
Platinum Underwriters Holdings, Ltd.	5,400	324,540
Primerica, Inc.	4,949	233,147
Protective Life Corp.	12,475	656,060
Reinsurance Group of America, Inc.	9,635	767,235
Safety Insurance Group, Inc.	1,810	97,469
Selective Insurance Group, Inc.	5,508	128,447
StanCorp Financial Group, Inc.	26,238	1,752,698
State Auto Financial Corp.	4,187	89,225
Stewart Information Services Corp.	4,753	166,973
Symetra Financial Corp.	20,782	411,899
The Hanover Insurance Group, Inc.	7,058	433,644
The Navigators Group, Inc. (I)	2,644	162,315
The Phoenix Companies, Inc. (I)	1,081	55,942
Tower Group International, Ltd.	6,136	16,567
United Fire Group, Inc.	2,908	88,258
Universal Insurance Holdings, Inc.	3,586	45,542
Validus Holdings, Ltd.	13,176	496,867

		19,203,931
Real Estate Investment Trusts - 1.3%
Douglas Emmett, Inc.	45,584	1,237,150
LaSalle Hotel Properties	47,111	1,475,045
Lexington Realty Trust	107,600	1,173,916

		3,886,111
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	1,100	46,816
AV Homes, Inc. (I)	1,798	32,526
Consolidated-Tomoka Land Company	500	20,140
Forestar Group, Inc. (I)	1,413	25,151

208

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.	13,524	$1,602,594
Stratus Properties, Inc. (I)	1,025	18,143

		1,745,370
Thrifts & Mortgage Finance - 1.6%
Alliance Bancorp, Inc. of Pennsylvania	1,263	19,387
ASB Bancorp, Inc. (I)	799	14,222
Astoria Financial Corp.	18,702	258,462
Banc of California, Inc.	3,716	45,595
Bank Mutual Corp.	10,661	67,591
BankFinancial Corp.	4,835	48,253
BBX Capital Corp., Class A (I)	879	17,097
Beneficial Mutual Bancorp, Inc. (I)	7,031	92,739
Berkshire Hills Bancorp, Inc.	3,823	98,939
BofI Holding, Inc. (I)	2,036	174,587
Brookline Bancorp, Inc.	16,329	153,819
Cape Bancorp, Inc.	2,925	32,175
Capitol Federal Financial, Inc.	26,755	335,775
Chicopee Bancorp, Inc.	1,416	25,063
Clifton Savings Bancorp, Inc. (I)	3,225	37,797
Dime Community Bancshares, Inc.	5,215	88,551
Doral Financial Corp. (I)	285	2,474
ESB Financial Corp.	2,605	34,047
ESSA Bancorp, Inc.	2,461	26,751
Federal Agricultural Mortgage Corp., Class C	1,713	56,957
First Defiance Financial Corp.	2,186	59,284
First Financial Northwest, Inc.	3,879	39,372
Flagstar Bancorp, Inc. (I)	10,983	244,042
Fox Chase Bancorp, Inc.	2,071	34,896
Franklin Financial Corp. (I)	3,038	59,423
Hampden Bancorp, Inc.	1,142	18,044
Heritage Financial Group, Inc.	1,953	38,376
HF Financial Corp.	1,526	20,448
Hingham Institution for Savings	425	33,363
Home Bancorp, Inc. (I)	1,668	35,011
HopFed Bancorp, Inc.	1,799	20,994
Hudson City Bancorp, Inc.	10,866	106,813
Kearny Financial Corp. (I)	5,419	80,093
Louisiana Bancorp, Inc.	100	1,907
Meridian Interstate Bancorp, Inc. (I)	2,109	53,927
Meta Financial Group, Inc.	965	43,280
MGIC Investment Corp. (I)	13,161	112,132
New Hampshire Thrift Bancshares, Inc.	1,485	21,933
New York Community Bancorp, Inc.	5,022	80,704
Northeast Community Bancorp, Inc.	1,932	13,427
Northfield Bancorp, Inc.	13,676	175,873
Northwest Bancshares, Inc.	7,698	112,391
OceanFirst Financial Corp.	2,476	43,800
Oritani Financial Corp.	7,033	111,192
People’s United Financial, Inc.	43,505	646,919
Provident Financial Holdings, Inc.	1,778	27,417
Provident Financial Services, Inc.	4,245	77,981
Prudential Bancorp, Inc. (I)	1,696	18,062
Pulaski Financial Corp.	1,912	20,172
Riverview Bancorp, Inc. (I)	5,483	18,697
Rockville Financial, Inc.	3,794	51,560
SI Financial Group, Inc.	2,433	27,420
Simplicity Bancorp, Inc.	1,732	30,483
Southern Missouri Bancorp, Inc.	506	17,487
Teche Holding Company	71	5,609
Territorial Bancorp, Inc.	1,722	37,195
TF Financial Corp.	455	13,582
TierOne Corp. (I)	2,328	1
Tree.com, Inc. (I)	1,370	42,525

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp.	13,738	$96,716
United Community Financial Corp. (I)	10,961	42,967
United Financial Bancorp, Inc.	2,005	36,872
Walker & Dunlop, Inc. (I)	1,536	25,114
Washington Federal, Inc.	8,550	199,215
Waterstone Financial, Inc.	3,678	38,214
Westfield Financial, Inc.	4,152	30,932
WSFS Financial Corp.	1,423	101,645

		4,797,791

		72,168,179
Health Care - 8.7%
Biotechnology - 0.6%
Celldex Therapeutics, Inc. (I)	4,179	73,843
Cubist Pharmaceuticals, Inc. (I)	19,793	1,447,858
Emergent Biosolutions, Inc. (I)	5,391	136,231
Harvard
Apparatus Regenerative Technology, Inc. (I)	1,640	14,875
Maxygen, Inc. (I)	5,405	162
Repligen Corp. (I)	1,386	17,824
Targacept, Inc. (I)	5,553	26,377
Trius Therapeutics, Inc. (I)	1,482	148

		1,717,318
Health Care Equipment & Supplies - 2.6%
Alere, Inc. (I)	12,975	445,691
Alphatec Holdings, Inc. (I)	8,403	12,605
Analogic Corp.	1,049	86,133
AngioDynamics, Inc. (I)	8,277	130,363
Anika Therapeutics, Inc. (I)	2,023	83,145
CONMED Corp.	3,500	152,075
CryoLife, Inc.	4,002	39,860
Cynosure, Inc., Class A (I)	1,525	44,683
Digirad Corp.	3,100	10,633
Exactech, Inc. (I)	1,991	44,917
Globus Medical, Inc., Class A (I)	51,506	1,369,545
Greatbatch, Inc. (I)	3,939	180,879
Haemonetics Corp. (I)	27,221	887,132
Hologic, Inc. (I)	31,440	675,960
Invacare Corp.	7,197	137,247
Kewaunee Scientific Corp.	83	1,353
LeMaitre Vascular, Inc.	1,115	8,998
Medical Action Industries, Inc. (I)	3,775	26,312
Merit Medical Systems, Inc. (I)	6,737	96,339
Misonix, Inc. (I)	500	3,190
Natus Medical, Inc. (I)	4,398	113,468
NuVasive, Inc. (I)	3,766	144,652
OraSure Technologies, Inc. (I)	8,397	66,924
RTI Surgical, Inc. (I)	12,463	50,849
Span-America Medical Systems, Inc.	684	15,807
Symmetry Medical, Inc. (I)	6,511	65,501
Teleflex, Inc.	2,149	230,459
West Pharmaceutical Services, Inc.	30,658	1,350,485
Wright Medical Group, Inc. (I)	47,054	1,461,968

		7,937,173
Health Care Providers & Services - 3.3%
Almost Family, Inc. (I)	2,180	50,358
Amedisys, Inc. (I)	7,716	114,891
Amsurg Corp. (I)	5,246	246,982
BioScrip, Inc. (I)	6,492	45,314
Chindex International, Inc. (I)	2,547	48,597
Community Health Systems, Inc. (I)	44,505	1,743,261
Cross Country Healthcare, Inc. (I)	6,973	56,272

209

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
ExamWorks Group, Inc. (I)	100	$3,501
Five Star Quality Care, Inc. (I)	8,754	42,544
Hanger, Inc. (I)	2,811	94,674
Health Net, Inc. (I)	5,858	199,231
Healthways, Inc. (I)	5,277	90,448
IPC The Hospitalist Company, Inc. (I)	11,294	554,310
Kindred Healthcare, Inc.	45,052	1,055,118
LHC Group, Inc. (I)	2,725	60,114
LifePoint Hospitals, Inc. (I)	32,287	1,761,256
Magellan Health Services, Inc. (I)	5,458	323,932
Medcath Corp. (I)	3,806	5,214
Molina Healthcare, Inc. (I)	5,413	203,312
National Healthcare Corp.	3,289	183,428
Omnicare, Inc.	17,132	1,022,266
Owens & Minor, Inc.	5,567	195,012
PDI, Inc. (I)	619	2,835
PharMerica Corp. (I)	6,796	190,152
Premier, Inc., Class A (I)	27,349	901,150
Select Medical Holdings Corp.	25,820	321,459
The Providence Service Corp. (I)	2,037	57,606
Triple-S Management Corp., Class B (I)	3,459	55,828
Universal American Corp.	12,572	88,884
Universal Health Services, Inc., Class B	1,142	93,724

		9,811,673
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc. (I)	200	1,010
MedAssets, Inc. (I)	5,638	139,315
Omnicell, Inc. (I)	3,587	102,660

		242,985
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (I)	11,100	79,143
Albany Molecular Research, Inc. (I)	4,791	89,065
Charles River
Laboratories International, Inc. (I)	23,770	1,434,282
Harvard Bioscience, Inc. (I)	6,562	31,104
ICON PLC (I)	35,888	1,706,474
Pacific Biosciences of California, Inc. (I)	3,862	20,662

		3,360,730
Pharmaceuticals - 1.0%
Cumberland Pharmaceuticals, Inc. (I)	956	4,302
Endo International PLC (I)	20,741	1,423,870
Forest Laboratories, Inc. (I)	767	0
FRD Acquisition Company (I)	5,160	4,391
Hi-Tech Pharmacal Company, Inc. (I)	961	41,640
Impax Laboratories, Inc. (I)	4,146	109,537
Lannett Company, Inc. (I)	4,175	149,131
Pozen, Inc. (I)	2,238	17,904
Prestige Brands Holdings, Inc. (I)	9,235	251,654
Sciclone Pharmaceuticals, Inc. (I)	2,144	9,755
The Medicines Company (I)	37,396	1,062,794

		3,074,978

		26,144,857
Industrials - 16.8%
Aerospace & Defense - 1.3%
AAR Corp.	7,400	192,030
Aerovironment, Inc. (I)	3,571	143,733
Alliant Techsystems, Inc.	612	86,996
Breeze-Eastern Corp. (I)	1,621	16,015
CPI Aerostructures, Inc. (I)	2,000	26,000
Cubic Corp.	2,425	123,845

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Curtiss-Wright Corp.	8,823	$560,613
Ducommun, Inc. (I)	2,274	56,986
Engility Holdings, Inc. (I)	4,159	187,363
Esterline Technologies Corp. (I)	5,060	539,092
Innovative Solutions & Support, Inc. (I)	2,300	17,319
Kratos Defense & Security Solutions, Inc. (I)	13,485	101,677
LMI Aerospace, Inc. (I)	2,295	32,360
National Presto Industries, Inc.	138	10,770
Orbital Sciences Corp. (I)	5,161	143,992
SIFCO Industries, Inc.	1,000	30,530
Sparton Corp. (I)	2,053	60,112
Sypris Solutions, Inc.	1,826	5,058
The Allied Defense Group, Inc. (I)	1,300	104
Triumph Group, Inc.	22,946	1,481,853

		3,816,448
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (I)	14,569	114,367
Atlas Air Worldwide Holdings, Inc. (I)	3,546	125,067
Hub Group, Inc., Class A (I)	1,300	51,987
Pacer International, Inc. (I)	4,857	43,519
UTi Worldwide, Inc.	587	6,216

		341,156
Airlines - 0.3%
Alaska Air Group, Inc.	869	81,086
Hawaiian Holdings, Inc. (I)	4,411	61,578
JetBlue Airways Corp. (I)	54,435	473,040
Republic Airways Holdings, Inc. (I)	7,820	71,475
SkyWest, Inc.	9,770	124,665

		811,844
Building Products - 1.6%
Apogee Enterprises, Inc.	48,267	1,603,912
Gibraltar Industries, Inc. (I)	5,765	108,786
Griffon Corp.	13,366	159,590
Insteel Industries, Inc.	2,944	57,908
Owens Corning	16,508	712,650
Quanex Building Products Corp.	5,950	123,046
Simpson Manufacturing Company, Inc.	4,345	153,509
Trex Company, Inc. (I)	25,562	1,870,116
Universal Forest Products, Inc.	2,665	147,481

		4,936,998
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	4,717	135,567
ACCO Brands Corp. (I)	4,800	29,568
Acme United Corp.	733	12,124
ARC Document Solutions, Inc. (I)	4,498	33,465
Courier Corp.	2,603	40,086
Covanta Holding Corp.	13,776	248,657
Ennis, Inc.	5,887	97,548
Fuel Tech, Inc. (I)	1,802	9,010
G&K Services, Inc., Class A	2,329	142,465
Heritage-Crystal Clean, Inc. (I)	2,692	48,806
Interface, Inc.	78,681	1,616,895
Intersections, Inc.	1,976	11,658
Kimball International, Inc., Class B	6,675	120,884
McGrath RentCorp.	5,082	177,667
Metalico, Inc. (I)	7,400	12,062
Mobile Mini, Inc.	6,846	296,843
Multi-Color Corp.	2,248	78,680
NL Industries, Inc.	3,260	35,338
Quad/Graphics, Inc.	266	6,238
R.R. Donnelley & Sons Company	2,125	38,038

210

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Schawk, Inc.	6,083	$121,599
Team, Inc. (I)	33,400	1,431,524
Tetra Tech, Inc. (I)	5,782	171,089
The Standard Register Company (I)	180	1,453
TRC Companies, Inc. (I)	4,523	30,078
UniFirst Corp.	2,303	253,192
United Stationers, Inc.	3,431	140,911
Versar, Inc. (I)	2,242	8,968
Viad Corp.	4,609	110,800
Virco Manufacturing Corp. (I)	1,200	2,964
Waste Connections, Inc.	34,464	1,511,591

		6,975,768
Construction & Engineering - 1.7%
AECOM Technology Corp. (I)	9,510	305,937
Aegion Corp. (I)	4,648	117,641
Ameresco, Inc., Class A (I)	6,918	52,300
Argan, Inc.	2,078	61,779
Comfort Systems USA, Inc.	5,035	76,733
Dycom Industries, Inc. (I)	7,907	249,940
Furmanite Corp. (I)	2,345	23,028
Granite Construction, Inc.	1,994	79,620
Great Lakes Dredge & Dock Corp. (I)	13,300	121,429
Integrated Electrical Services, Inc. (I)	620	3,850
Layne Christensen Company (I)	3,312	60,245
MasTec, Inc. (I)	2,887	125,411
MYR Group, Inc. (I)	2,883	72,998
Northwest Pipe Company (I)	2,143	77,491
Orion Marine Group, Inc. (I)	4,263	53,586
Pike Corp. (I)	4,803	51,680
Primoris Services Corp.	54,440	1,632,111
Quanta Services, Inc. (I)	36,024	1,329,286
Sterling Construction Company, Inc. (I)	3,771	32,695
Tutor Perini Corp. (I)	8,984	257,571
URS Corp.	7,746	364,527

		5,149,858
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	1,416	16,411
American Superconductor Corp. (I)	542	873
Brady Corp., Class A	6,100	165,615
Encore Wire Corp.	3,894	188,898
EnerSys, Inc.	29,577	2,049,390
Espey Manufacturing & Electronics Corp.	444	12,099
Global Power Equipment Group, Inc.	4,171	82,961
GrafTech International, Ltd. (I)	26,367	287,928
LSI Industries, Inc.	4,131	33,833
Ocean Power Technologies, Inc. (I)	2,429	9,060
Orion Energy Systems, Inc. (I)	3,553	25,759
Powell Industries, Inc.	1,610	104,328
PowerSecure International, Inc. (I)	3,120	73,133
Preformed Line Products Company	984	67,453
Regal-Beloit Corp.	8,215	597,313
SL Industries, Inc. (I)	1,600	39,296
Ultralife Corp. (I)	1,984	8,432

		3,762,782
Machinery - 2.7%
AGCO Corp.	16,711	921,779
Alamo Group, Inc.	2,127	115,560
Albany International Corp., Class A	4,234	150,476
American Railcar Industries, Inc.	4,020	281,521
Ampco-Pittsburgh Corp.	1,644	31,022
Astec Industries, Inc.	4,445	195,180

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Barnes Group, Inc.	4,518	$173,807
Briggs & Stratton Corp.	7,292	162,247
CIRCOR International, Inc.	909	66,657
Columbus McKinnon Corp. (I)	2,978	79,781
Douglas Dynamics, Inc.	3,168	55,187
Dynamic Materials Corp.	2,005	38,175
EnPro Industries, Inc. (I)	2,641	191,921
ESCO Technologies, Inc.	5,154	181,369
Federal Signal Corp. (I)	10,128	150,907
FreightCar America, Inc.	2,768	64,328
Gencor Industries, Inc. (I)	1,400	14,462
Greenbrier Companies, Inc. (I)	4,803	219,017
Hardinge, Inc.	3,000	43,200
Hurco Companies, Inc.	1,492	39,807
Hyster-Yale Materials Handling, Inc.	1,748	170,430
Joy Global, Inc.	247	14,326
Key Technology, Inc. (I)	641	8,378
LB Foster Company, Class A	1,699	79,598
Lydall, Inc. (I)	2,409	55,094
MFRI, Inc. (I)	1,100	14,971
Miller Industries, Inc.	2,106	41,130
Mueller Industries, Inc.	5,290	158,647
NN, Inc.	2,376	46,807
Oshkosh Corp.	1,302	76,649
PMFG, Inc. (I)	5,333	31,838
Standex International Corp.	1,888	101,159
Supreme Industries, Inc. (I)	3,651	28,149
The Eastern Company	1,471	23,727
The LS Starrett Company, Class A	1,530	24,373
Titan International, Inc.	500	9,495
TriMas Corp. (I)	40,833	1,355,656
Trinity Industries, Inc.	12,564	905,487
Twin Disc, Inc.	1,650	43,461
Watts Water Technologies, Inc., Class A	29,758	1,746,497
Woodward, Inc.	1,217	50,542

		8,162,817
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)	3,351	13,370
Genco Shipping & Trading, Ltd. (I)	5,700	10,032
International Shipholding Corp.	1,625	47,840
Matson, Inc.	6,896	170,262
Ultrapetrol Bahamas, Ltd. (I)	15,837	49,095

		290,599
Professional Services - 0.7%
CBIZ, Inc. (I)	10,531	96,464
CDI Corp.	4,408	75,597
CRA International, Inc. (I)	2,371	52,091
Franklin Covey Company (I)	3,500	69,195
FTI Consulting, Inc. (I)	7,838	261,319
GP Strategies Corp. (I)	2,385	64,944
Heidrick & Struggles International, Inc.	4,283	85,960
Hill International, Inc. (I)	9,256	50,908
Hudson Global, Inc. (I)	4,800	18,144
Huron Consulting Group, Inc. (I)	200	12,676
ICF International, Inc. (I)	4,587	182,608
Kelly Services, Inc., Class A	6,833	162,147
Korn/Ferry International (I)	9,554	284,423
Mistras Group, Inc. (I)	781	17,783
Navigant Consulting, Inc. (I)	9,227	172,176
On Assignment, Inc. (I)	3,618	139,619
Pendrell Corp. (I)	37,263	68,191
RCM Technologies, Inc. (I)	300	2,019

211

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Resources Connection, Inc.	9,420	$132,728
RPX Corp. (I)	4,949	80,570
Volt Information Sciences, Inc. (I)	2,445	20,489
VSE Corp.	1,317	69,406

		2,119,457
Road & Rail - 3.3%
AMERCO	1,663	386,016
Arkansas Best Corp.	4,807	177,619
Avis Budget Group, Inc. (I)	17,100	832,770
Celadon Group, Inc.	72,230	1,736,409
Con-way, Inc.	5,234	215,013
Covenant Transportation
Group, Inc., Class A (I)	2,929	29,583
Genesee & Wyoming, Inc., Class A (I)	810	78,829
Heartland Express, Inc.	68,447	1,553,062
Knight Transportation, Inc.	7,116	164,593
Landstar System, Inc.	24,862	1,472,328
Marten Transport, Ltd.	7,428	159,851
Old Dominion Freight Line, Inc. (I)	33,957	1,926,720
P.A.M. Transportation Services, Inc. (I)	2,046	40,674
Patriot Transportation Holding, Inc. (I)	1,350	48,668
Providence and Worcester Railroad Company	815	14,385
Roadrunner Transportation Systems, Inc. (I)	600	15,144
Ryder Systems, Inc.	8,473	677,162
Saia, Inc. (I)	3,963	151,426
USA Truck, Inc. (I)	2,076	30,559
Werner Enterprises, Inc.	3,600	91,836

		9,802,647
Trading Companies & Distributors - 1.4%
Aceto Corp.	5,823	116,984
Applied Industrial Technologies, Inc.	3,869	186,641
Beacon Roofing Supply, Inc. (I)	31,734	1,226,836
CAI International, Inc. (I)	3,456	85,260
GATX Corp.	7,598	515,752
H&E Equipment Services, Inc. (I)	1,860	75,237
Houston Wire & Cable Company	3,039	39,902
Kaman Corp.	2,465	100,276
Lawson Products, Inc. (I)	1,291	20,746
MRC Global, Inc. (I)	40,069	1,080,260
Rush Enterprises, Inc., Class A (I)	5,802	188,449
Rush Enterprises, Inc., Class B (I)	12,598	355,516
TAL International Group, Inc. (I)	5,250	225,068
Titan Machinery, Inc. (I)	2,816	44,127
Transcat, Inc. (I)	1,532	14,355
Willis Lease Finance Corp. (I)	406	8,311

		4,283,720
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	8,691	191,289

		50,645,383
Information Technology - 17.5%
Communications Equipment - 1.6%
ARRIS Group, Inc. (I)	61,278	1,726,814
Aviat Networks, Inc. (I)	10,732	17,064
Bel Fuse, Inc., Class B	1,641	35,938
Black Box Corp.	2,530	61,580
Calix, Inc. (I)	7,059	59,507
Communications Systems, Inc.	1,800	23,166
Comtech Telecommunications Corp.	3,221	102,621
Digi International, Inc. (I)	4,813	48,852
EchoStar Corp., Class A (I)	6,891	327,736

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Emulex Corp. (I)	21,867	$161,597
Extreme Networks, Inc. (I)	6,886	39,939
Finisar Corp. (I)	9,024	239,226
Harmonic, Inc. (I)	23,851	170,296
JDS Uniphase Corp. (I)	76,897	1,076,558
KVH Industries, Inc. (I)	2,778	36,558
NETGEAR, Inc. (I)	4,613	155,596
Novatel Wireless, Inc. (I)	6,508	11,454
Oclaro, Inc. (I)	5,040	15,624
Oplink Communications, Inc. (I)	3,231	58,029
Optical Cable Corp.	931	3,575
Polycom, Inc. (I)	19,929	273,426
Relm Wireless Corp. (I)	2,100	6,615
ShoreTel, Inc. (I)	1,370	11,782
Sonus Networks, Inc. (I)	6,894	23,233
Tessco Technologies, Inc.	1,750	65,380
Westell Technologies, Inc., Class A (I)	8,500	31,365

		4,783,531
Electronic Equipment, Instruments & Components - 4.6%
ADDvantage Technologies Group, Inc. (I)	428	1,421
Aeroflex Holding Corp. (I)	3,027	25,154
Agilysys, Inc. (I)	3,126	41,888
Arrow Electronics, Inc. (I)	16,966	1,007,102
Avnet, Inc.	22,763	1,059,162
AVX Corp.	29,339	386,688
Belden, Inc.	24,220	1,685,712
Benchmark Electronics, Inc. (I)	6,843	154,994
Checkpoint Systems, Inc. (I)	9,467	127,047
ChyronHego Corp. (I)	200	554
Coherent, Inc. (I)	22,394	1,463,448
CTS Corp.	4,099	85,587
Daktronics, Inc.	1,238	17,815
DTS, Inc. (I)	1,148	22,684
Echelon Corp. (I)	7,977	22,176
Electro Rent Corp.	3,773	66,367
Electro Scientific Industries, Inc.	4,104	40,424
Fabrinet (I)	5,079	105,491
FEI Company	12,064	1,242,833
Frequency Electronics, Inc. (I)	1,783	19,274
GSI Group, Inc. (I)	8,069	105,381
Identive Group, Inc. (I)	4,331	4,894
II-VI, Inc. (I)	6,455	99,601
Ingram Micro, Inc., Class A (I)	27,323	807,668
Insight Enterprises, Inc. (I)	7,853	197,189
Iteris, Inc. (I)	8,054	15,947
Itron, Inc. (I)	7,962	282,969
Jabil Circuit, Inc.	2,457	44,226
KEMET Corp. (I)	10,443	60,674
Key Tronic Corp. (I)	1,900	19,798
Maxwell Technologies, Inc. (I)	6,813	88,024
Measurement Specialties, Inc. (I)	680	46,138
Mercury Systems, Inc. (I)	8,122	107,292
Methode Electronics, Inc.	5,814	178,257
Multi-Fineline Electronix, Inc. (I)	3,796	48,589
NAPCO Security Technologies, Inc. (I)	1,164	7,717
Newport Corp. (I)	5,207	107,681
PAR Technology Corp. (I)	3,132	15,315
Park Electrochemical Corp.	3,038	90,745
PC Connection, Inc.	4,352	88,433
PCM, Inc. (I)	3,055	29,878
Perceptron, Inc.	1,608	19,505
Planar Systems, Inc. (I)	5,100	10,455
Plexus Corp. (I)	3,089	123,776

212

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Radisys Corp. (I)	5,279	$18,952
RF Industries, Ltd.	120	782
Richardson Electronics, Ltd.	2,384	25,652
Rofin-Sinar Technologies, Inc. (I)	4,747	113,738
Rogers Corp. (I)	2,200	137,324
Sanmina Corp. (I)	107,418	1,874,444
ScanSource, Inc. (I)	2,542	103,637
SMTC Corp. (I)	490	975
SYNNEX Corp. (I)	5,668	343,537
Tech Data Corp. (I)	9,746	594,116
TTM Technologies, Inc. (I)	18,607	157,229
Viasystems Group, Inc. (I)	3,526	44,146
Vicon Industries, Inc. (I)	126	451
Vishay Intertechnology, Inc.	18,624	277,125
Vishay Precision Group, Inc. (I)	2,886	50,159
Zygo Corp. (I)	2,978	45,236

		13,963,476
Internet Software & Services - 1.5%
AOL, Inc. (I)	12,851	562,488
Bankrate, Inc. (I)	9,842	166,723
Blucora, Inc. (I)	6,814	134,168
Constant Contact, Inc. (I)	313	7,656
Conversant, Inc. (I)	64,455	1,814,408
Dealertrack Technologies, Inc. (I)	1,082	53,224
Digital River, Inc. (I)	8,165	142,316
EarthLink Holdings Corp.	15,906	57,421
Internap Network Services Corp. (I)	4,743	33,580
IntraLinks Holdings, Inc. (I)	512	5,238
Limelight Networks, Inc. (I)	7,903	17,229
Marchex, Inc., Class B	2,445	25,697
Monster Worldwide, Inc. (I)	28,794	215,379
Perficient, Inc. (I)	2,608	47,257
QuinStreet, Inc. (I)	10,530	69,919
RealNetworks, Inc. (I)	8,110	61,474
Reis, Inc. (I)	300	5,415
SciQuest, Inc. (I)	34,776	939,474
TechTarget, Inc. (I)	8,844	63,765
TheStreet, Inc.	8,757	22,943
Vocus, Inc. (I)	368	4,905
XO Group, Inc. (I)	3,766	38,187

		4,488,866
IT Services - 1.9%
Acxiom Corp. (I)	3,452	118,732
CACI International, Inc., Class A (I)	24,806	1,830,683
CIBER, Inc. (I)	13,394	61,345
Convergys Corp.	11,544	252,929
CSG Systems International, Inc.	1,319	34,347
Datalink Corp. (I)	1,251	17,426
Jack Henry & Associates, Inc.	27,481	1,532,341
ManTech International Corp., Class A	4,529	133,198
MAXIMUS, Inc.	31,441	1,410,443
ModusLink Global Solutions, Inc. (I)	7,816	33,062
NCI, Inc., Class A (I)	2,106	22,387
PRGX Global, Inc. (I)	4,607	31,927
StarTek, Inc. (I)	3,143	21,655
Sykes Enterprises, Inc. (I)	8,596	170,803
The Hackett Group, Inc.	7,525	45,000
VeriFone Systems, Inc. (I)	950	32,129
Virtusa Corp. (I)	1,925	64,507

		5,812,914

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (I)	3,450	$84,525
Alpha & Omega Semiconductor, Ltd. (I)	4,513	33,216
Amkor Technology, Inc. (I)	9,473	64,985
Amtech Systems, Inc. (I)	2,396	29,159
ANADIGICS, Inc. (I)	2,200	3,740
ATMI, Inc. (I)	4,545	154,575
Axcelis Technologies, Inc. (I)	27,071	58,203
AXT, Inc. (I)	4,229	9,304
Brooks Automation, Inc.	15,547	169,929
BTU International, Inc. (I)	1,318	4,125
Cascade Microtech, Inc. (I)	1,892	19,109
Cohu, Inc.	4,192	45,022
Diodes, Inc. (I)	733	19,146
DSP Group, Inc. (I)	4,494	38,828
Entegris, Inc. (I)	13,107	158,726
Entropic Communications, Inc. (I)	21,820	89,244
Exar Corp. (I)	3,200	38,240
Fairchild Semiconductor International, Inc. (I)	90,142	1,243,058
First Solar, Inc. (I)	15,984	1,115,523
FormFactor, Inc. (I)	7,875	50,321
GigOptix, Inc. (I)	931	1,564
GSI Technology, Inc. (I)	5,524	38,171
Hittite Microwave Corp.	21,151	1,333,359
Integrated Silicon Solution, Inc. (I)	6,651	103,423
International Rectifier Corp. (I)	12,532	343,377
Intersil Corp., Class A	24,969	322,599
IXYS Corp.	7,588	86,124
Kopin Corp. (I)	12,552	47,447
Kulicke & Soffa Industries, Inc. (I)	14,905	187,952
Lattice Semiconductor Corp. (I)	16,204	127,039
LTX-Credence Corp. (I)	11,213	99,908
Magnachip Semiconductor Corp. (I)	4,940	68,864
Marvell Technology Group, Ltd.	34,320	540,540
Microsemi Corp. (I)	9,026	225,921
MKS Instruments, Inc.	9,788	292,563
Nanometrics, Inc. (I)	3,391	60,936
NeoPhotonics Corp. (I)	5,504	43,647
OmniVision Technologies, Inc. (I)	6,306	111,616
Pericom Semiconductor Corp. (I)	4,434	34,718
Photronics, Inc. (I)	13,726	117,083
PMC-Sierra, Inc. (I)	7,616	57,958
Power Integrations, Inc.	25,260	1,661,603
RF Micro Devices, Inc. (I)	2,250	17,730
Rudolph Technologies, Inc. (I)	5,137	58,613
Sigma Designs, Inc. (I)	7,902	37,614
Silicon Image, Inc. (I)	2,000	13,800
Spansion, Inc., Class A (I)	10,091	175,785
SunPower Corp. (I)	7,363	237,530
Supertex, Inc. (I)	2,758	90,959
TriQuint Semiconductor, Inc. (I)	29,465	394,536
Ultra Clean Holdings, Inc. (I)	1,700	22,355
Veeco Instruments, Inc. (I)	28,694	1,203,139

		11,587,451
Software - 2.7%
Accelrys, Inc. (I)	7,884	98,235
Actuate Corp. (I)	72,741	437,901
Aware, Inc. (I)	4,448	25,754
Bottomline Technologies, Inc. (I)	43,030	1,512,505
Cadence Design Systems, Inc. (I)	90,441	1,405,453
Compuware Corp.	1,875	19,688
Epiq Systems, Inc.	7,845	106,927
ePlus, Inc. (I)	1,364	76,057
GSE Systems, Inc. (I)	2,016	3,508

213

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Informatica Corp. (I)	33,280	$1,257,318
Mentor Graphics Corp.	10,530	231,871
MicroStrategy, Inc., Class A (I)	7,581	874,772
Progress Software Corp. (I)	4,805	104,749
Rovi Corp. (I)	3,158	71,939
Seachange International, Inc. (I)	5,428	56,668
Smith Micro Software, Inc. (I)	524	1,043
SS&C Technologies Holdings, Inc. (I)	45,381	1,816,148
TeleCommunication Systems, Inc., Class A (I)	7,641	17,574
Telenav, Inc. (I)	9,785	58,319
Zynga, Inc., Class A (I)	20,659	88,834

		8,265,263
Technology Hardware, Storage & Peripherals - 1.3%
Astro-Med, Inc.	1,439	17,009
Avid Technology, Inc. (I)	8,133	49,611
Cray, Inc. (I)	70,023	2,613,258
Dot Hill Systems Corp. (I)	1,830	7,082
Electronics For Imaging, Inc. (I)	5,466	236,732
Hutchinson Technology, Inc. (I)	5,052	14,297
Imation Corp. (I)	9,485	54,728
Intevac, Inc. (I)	3,801	36,870
Lexmark International, Inc., Class A	12,325	570,524
QLogic Corp. (I)	17,751	226,325
Qumu Corp. (I)	958	15,328
Super Micro Computer, Inc. (I)	6,324	109,848
Xyratex, Ltd.	4,376	57,938

		4,009,550

		52,911,051
Materials - 6.7%
Chemicals - 2.1%
A. Schulman, Inc.	4,138	150,044
Arabian American Development Company (I)	3,574	38,778
Ashland, Inc.	1,066	106,046
Axiall Corp.	4,100	184,172
Cabot Corp.	11,568	683,206
Chase Corp.	1,174	37,016
Chemtura Corp. (I)	2,452	62,011
Core Molding Technologies, Inc. (I)	1,000	12,520
Ferro Corp. (I)	4,565	62,358
FMC Corp.	19,184	1,468,727
FutureFuel Corp.	6,696	135,929
Hawkins, Inc.	330	12,124
HB Fuller Company	1,034	49,922
Huntsman Corp.	2,502	61,099
Intrepid Potash, Inc. (I)	800	12,368
KMG Chemicals, Inc.	1,101	17,264
Kraton Performance Polymers, Inc. (I)	7,990	208,859
Landec Corp. (I)	3,865	43,133
LSB Industries, Inc. (I)	539	20,169
Minerals Technologies, Inc.	29,917	1,931,442
Northern Technologies International Corp. (I)	800	17,040
Olin Corp.	6,813	188,107
OM Group, Inc.	4,455	147,995
OMNOVA Solutions, Inc. (I)	6,574	68,238
Penford Corp. (I)	2,624	37,681
PolyOne Corp.	1,480	54,257
Sensient Technologies Corp.	4,568	257,681
Tronox, Ltd., Class A	6,193	147,208
Zep, Inc.	3,273	57,932

		6,273,326

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.6%
Eagle Materials, Inc.	18,666	$1,654,928
Texas Industries, Inc. (I)	1,292	115,789
United States Lime & Minerals, Inc.	839	47,236

		1,817,953
Containers & Packaging - 1.3%
Graphic Packaging Holding Company (I)	196,569	1,997,141
MeadWestvaco Corp.	26,857	1,010,897
Myers Industries, Inc.	6,330	126,094
Rock-Tenn Company, Class A	7,113	750,919

		3,885,051
Metals & Mining - 2.1%
AM Castle & Company (I)	4,342	63,784
Century Aluminum Company (I)	12,885	170,211
Cliffs Natural Resources, Inc.	26,803	548,389
Coeur Mining, Inc. (I)	10,600	98,474
Commercial Metals Company	11,325	213,816
Friedman Industries, Inc.	1,511	12,738
Globe Specialty Metals, Inc.	6,930	144,283
Haynes International, Inc.	31,264	1,688,256
Horsehead Holding Corp. (I)	11,027	185,474
Kaiser Aluminum Corp.	2,852	203,690
Materion Corp.	3,233	109,696
Noranda Aluminum Holding Corp.	71	292
Olympic Steel, Inc.	2,383	68,392
Reliance Steel & Aluminum Company	12,460	880,424
RTI International Metals, Inc. (I)	4,900	136,122
Schnitzer Steel Industries, Inc., Class A	5,182	149,501
Steel Dynamics, Inc.	38,475	684,470
Stillwater Mining Company (I)	8,982	133,023
SunCoke Energy, Inc. (I)	6,433	146,930
Synalloy Corp.	2,039	29,280
United States Steel Corp.	24,757	683,541
Universal Stainless & Alloy Products, Inc. (I)	1,562	52,749

		6,403,535
Paper & Forest Products - 0.6%
Clearwater Paper Corp. (I)	1,959	122,771
Domtar Corp.	5,122	574,791
KapStone Paper and Packaging Corp. (I)	10,420	300,513
Louisiana-Pacific Corp. (I)	21,144	356,699
Mercer International, Inc. (I)	10,058	75,435
Neenah Paper, Inc.	383	19,809
PH Glatfelter Company	4,610	125,484
Resolute Forest Products, Inc. (I)	9,682	194,511
Schweitzer-Mauduit International, Inc.	211	8,986

		1,778,999

		20,158,864
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	1,524	100,462
Cbeyond, Inc. (I)	796	5,771
Frontier Communications Corp.	171,525	977,693
General Communication, Inc., Class A (I)	8,502	97,008
Hawaiian Telcom Holdco, Inc. (I)	2,368	67,464
HickoryTech Corp.	2,058	26,322
Inteliquent, Inc.	2,582	37,516
Iridium Communications, Inc. (I)	9,684	72,727
ORBCOMM, Inc. (I)	9,140	62,609
Premiere Global Services, Inc. (I)	3,309	39,907
Vonage Holdings Corp. (I)	30,776	131,414

		1,618,893

214

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	8,053	$20,294
Shenandoah Telecommunications Company	3,412	110,173
T-Mobile US, Inc. (I)	2,432	80,329
Telephone & Data Systems, Inc.	16,512	432,780
United States Cellular Corp.	4,616	189,302
USA Mobility, Inc.	5,172	93,975

		926,853

		2,545,746
Utilities - 1.0%
Electric Utilities - 0.0%
Genie Energy, Ltd., B Shares (I)	503	5,015
Gas Utilities - 0.8%
UGI Corp.	52,019	2,372,587
Independent Power and Renewable Electricity
Producers - 0.2%
Dynegy, Inc. (I)	12,912	322,025
Ormat Technologies, Inc.	9,116	273,571

		595,596
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	3,558	46,894

		3,020,092

TOTAL COMMON STOCKS (Cost $233,029,243)		$299,070,817

RIGHTS - 0.0%
MBT Financial Corp. (Expiration Date:
04/25/2014; Strike Price: $4.25) (I)	3,023	134

TOTAL RIGHTS (Cost $0)		$134

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(N)(N)	805	1,551

TOTAL WARRANTS (Cost $855)		$1,551

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional Liquid Reserves
Fund, 0.0774% (Y)	1,772,942	1,772,942

TOTAL SHORT-TERM INVESTMENTS (Cost $1,772,942)		$1,772,942

Total Investments (Small Cap Opportunities Trust)
(Cost $234,803,040) - 99.7%		$300,845,444
Other assets and liabilities, net - 0.3%		1,022,873

TOTAL NET ASSETS - 100.0%		$301,868,317

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.5%
Consumer Discretionary - 11.8%
Diversified Consumer Services - 1.5%
Matthews International Corp., Class A	293,130	$11,962,635
Hotels, Restaurants & Leisure - 0.2%
Choice Hotels International, Inc.	39,210	1,803,660

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 2.7%
Helen of Troy, Ltd. (I)	310,790	$21,515,988
Multiline Retail - 1.6%
Fred’s, Inc., Class A	690,662	12,438,823
Specialty Retail - 5.8%
Advance Auto Parts, Inc.	25,570	3,234,605
Ascena Retail Group, Inc. (I)	764,990	13,219,027
CST Brands, Inc.	39,890	1,246,164
Stage Stores, Inc.	531,609	12,997,840
The Cato Corp., Class A	533,646	14,429,788

		45,127,424

		92,848,530
Consumer Staples - 3.0%
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc.	150,540	10,174,999
Food Products - 1.7%
Cranswick PLC	321,290	6,561,205
Post Holdings, Inc. (I)	131,360	7,240,563

		13,801,768

		23,976,767
Energy - 5.7%
Energy Equipment & Services - 2.3%
Era Group, Inc. (I)	288,697	8,461,709
SEACOR Holdings, Inc. (I)(L)	112,828	9,750,596

		18,212,305
Oil, Gas & Consumable Fuels - 3.4%
Diamondback Energy, Inc. (I)	158,751	10,685,530
Scorpio Tankers, Inc.	1,493,590	14,891,092
Whiting Petroleum Corp. (I)	12,020	834,068

		26,410,690

		44,622,995
Financials - 21.1%
Banks - 9.8%
First Busey Corp.	807,306	4,682,375
First Midwest Bancorp, Inc.	710,371	12,133,137
First Niagara Financial Group, Inc.	724,482	6,846,355
Flushing Financial Corp.	290,532	6,121,509
Hancock Holding Company	204,240	7,485,396
International Bancshares Corp.	526,194	13,196,946
MB Financial, Inc.	284,528	8,808,987
Webster Financial Corp.	472,980	14,690,759
WestAmerica Bancorp. (L)	57,670	3,118,794

		77,084,258
Capital Markets - 1.0%
Ares Capital Corp.	68,536	1,207,604
Solar Capital, Ltd.	310,525	6,763,235

		7,970,839
Insurance - 5.1%
Alleghany Corp. (I)	4,488	1,828,321
AMERISAFE, Inc.	139,300	6,116,663
Assured Guaranty, Ltd.	329,227	8,336,028
Platinum Underwriters Holdings, Ltd.	121,009	7,272,641
Primerica, Inc.	287,650	13,551,192
Reinsurance Group of America, Inc.	23,910	1,903,953
White Mountains Insurance Group, Ltd.	2,130	1,277,787

		40,286,585

215

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 3.7%
Campus Crest Communities, Inc.	693,127	$6,016,342
Corrections Corp. of America	36,744	1,150,822
DiamondRock Hospitality Company	578,148	6,793,239
Education Realty Trust, Inc.	734,800	7,252,476
Mid-America Apartment Communities, Inc.	17,520	1,196,090
Summit Hotel Properties, Inc.	705,799	6,549,815

		28,958,784
Thrifts & Mortgage Finance - 1.5%
Northwest Bancshares, Inc.	807,000	11,782,200

		166,082,666
Health Care - 11.7%
Health Care Equipment & Supplies - 3.5%
Haemonetics Corp. (I)	133,450	4,349,136
ICU Medical, Inc. (I)	235,600	14,107,728
STERIS Corp.	192,810	9,206,678

		27,663,542
Health Care Providers & Services - 2.5%
Amsurg Corp. (I)	334,870	15,765,680
Corvel Corp. (I)	82,630	4,111,669

		19,877,349
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (I)	555,400	10,013,862
MedAssets, Inc. (I)	251,820	6,222,472

		16,236,334
Life Sciences Tools & Services - 3.6%
Charles River
Laboratories International, Inc. (I)	300,580	18,136,997
ICON PLC (I)	208,530	9,915,602

		28,052,599

		91,829,824
Industrials - 17.9%
Aerospace & Defense - 1.4%
Cubic Corp.	218,720	11,170,030
Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc. (I)	118,090	4,165,034
UTi Worldwide, Inc. (L)	576,150	6,101,429

		10,266,463
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (I)(L)	1,254,040	7,724,886
Clean Harbors, Inc. (I)	16,890	925,403
G&K Services, Inc., Class A	277,950	17,002,202
SP Plus Corp. (I)	431,238	11,328,622
United Stationers, Inc. (L)	379,148	15,571,608

		52,552,721
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	28,766	2,282,294
Machinery - 5.9%
Albany International Corp., Class A	409,124	14,540,267
ESCO Technologies, Inc.	270,262	9,510,520
Luxfer Holdings PLC, ADR	278,217	5,447,489
Mueller Industries, Inc.	574,020	17,214,860

		46,713,136
Professional Services - 0.2%
FTI Consulting, Inc. (I)	44,198	1,473,561

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 2.1%
GATX Corp.	241,390	$16,385,553

		140,843,758
Information Technology - 14.1%
Electronic Equipment, Instruments & Components - 8.1%
Belden, Inc.	391,919	27,277,562
Coherent, Inc. (I)	113,170	7,395,660
MTS Systems Corp.	85,378	5,847,539
ScanSource, Inc. (I)	257,840	10,512,137
Zebra Technologies Corp., Class A (I)	177,030	12,287,652

		63,320,550
IT Services - 2.1%
Forrester Research, Inc.	294,653	10,563,310
MAXIMUS, Inc.	136,090	6,104,997

		16,668,307
Semiconductors & Semiconductor Equipment - 1.0%
Maxim Integrated Products, Inc.	54,770	1,813,982
Micrel, Inc.	539,548	5,978,192

		7,792,174
Software - 1.3%
MICROS Systems, Inc. (I)	35,570	1,882,720
Verint Systems, Inc. (I)	172,610	8,100,587

		9,983,307
Technology Hardware, Storage & Peripherals - 1.6%
Diebold, Inc.	320,190	12,772,379

		110,536,717
Materials - 6.6%
Chemicals - 4.3%
Innospec, Inc.	196,050	8,867,342
Koppers Holdings, Inc.	196,795	8,113,858
Sensient Technologies Corp.	159,490	8,996,831
Zep, Inc.	452,850	8,015,445

		33,993,476
Containers & Packaging - 1.1%
AptarGroup, Inc.	15,018	992,690
Greif, Inc., Class A	142,750	7,492,948

		8,485,638
Paper & Forest Products - 1.2%
Deltic Timber Corp.	149,756	9,768,584

		52,247,698
Utilities - 3.6%
Electric Utilities - 1.1%
UNS Energy Corp.	124,700	7,485,741
Westar Energy, Inc.	21,870	768,949

		8,254,690
Gas Utilities - 2.5%
Atmos Energy Corp.	21,270	1,002,455
New Jersey Resources Corp.	100,344	4,997,131
The Laclede Group, Inc.	125,250	5,905,538
UGI Corp.	32,370	1,476,396
WGL Holdings, Inc.	158,500	6,349,510

		19,731,030

		27,985,720

TOTAL COMMON STOCKS (Cost $494,595,896)		$750,974,675

216

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	2,134,204	$21,356,984

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,356,961)		$21,356,984

SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreement - 4.3%
Bank of America Tri-Party Repurchase
Agreement dated 03/31/2014 at 0.080% to
be repurchased at $34,300,076 on
04/01/2014, collateralized by $33,951,795
Federal National Mortgage Association,
3.000%, due 03/01/2029 (valued at
$34,986,001, including interest)	$34,300,000	$34,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $34,300,000)		$34,300,000

Total Investments (Small Cap Value Trust)
(Cost $550,252,857) - 102.5%		$806,631,659
Other assets and liabilities, net - (2.5%)		(20,025,960)

TOTAL NET ASSETS - 100.0%		$786,605,699

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.3%
Consumer Discretionary - 12.4%
Auto Components - 0.7%
Tenneco, Inc. (I)	20,321	$1,180,040
Distributors - 0.8%
Pool Corp.	19,685	1,207,084
Hotels, Restaurants & Leisure - 3.5%
Choice Hotels International, Inc.	17,346	797,916
Domino’s Pizza, Inc.	22,933	1,765,153
Jack in the Box, Inc. (I)	30,428	1,793,426
The Cheesecake Factory, Inc.	22,910	1,091,203

		5,447,698
Household Durables - 1.2%
Ethan Allen Interiors, Inc. (L)	28,009	712,829
Standard Pacific Corp. (I)	137,659	1,143,942

		1,856,771
Internet & Catalog Retail - 0.8%
HomeAway, Inc. (I)	33,040	1,244,617
Leisure Products - 0.7%
Brunswick Corp.	24,741	1,120,520
Media - 0.5%
Sinclair Broadcast Group, Inc., Class A (L)	30,414	823,915
Specialty Retail - 2.6%
DSW, Inc., Class A	32,189	1,154,298
Group 1 Automotive, Inc.	15,197	997,835
Monro Muffler Brake, Inc.	20,083	1,142,321
Vitamin Shoppe, Inc. (I)	14,570	692,366

		3,986,820
Textiles, Apparel & Luxury Goods - 1.6%
G-III Apparel Group, Ltd. (I)	16,478	1,179,495

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Steven Madden, Ltd. (I)	36,174	$1,301,541

		2,481,036

		19,348,501
Consumer Staples - 2.3%
Food Products - 2.3%
Annie’s, Inc. (I)(L)	29,662	1,192,116
B&G Foods, Inc.	30,670	923,474
Lancaster Colony Corp.	13,886	1,380,546

		3,496,136

		3,496,136
Energy - 5.9%
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc. (I)	17,438	878,701
Dresser-Rand Group, Inc. (I)	17,254	1,007,806
Dril-Quip, Inc. (I)	12,847	1,440,149
Patterson-UTI Energy, Inc.	46,673	1,478,601

		4,805,257
Oil, Gas & Consumable Fuels - 2.8%
Energen Corp.	16,718	1,350,982
Oasis Petroleum, Inc. (I)	29,488	1,230,534
Resolute Energy Corp. (I)	59,490	428,328
Ultra Petroleum Corp. (I)	47,899	1,288,004

		4,297,848

		9,103,105
Financials - 11.1%
Banks - 4.3%
East West Bancorp, Inc.	13,178	480,997
Hancock Holding Company	21,937	803,991
Home BancShares, Inc.	34,860	1,199,881
Prosperity Bancshares, Inc.	19,389	1,282,582
SVB Financial Group (I)	12,529	1,613,485
UMB Financial Corp.	19,636	1,270,449

		6,651,385
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (I)	5,626	1,125,481
Greenhill & Company, Inc. (L)	15,609	811,356
Janus Capital Group, Inc. (L)	90,881	987,876
SEI Investments Company	38,036	1,278,390
Stifel Financial Corp. (I)	33,887	1,686,217

		5,889,320
Insurance - 1.5%
American Equity Investment Life
Holding Company	49,774	1,175,662
Protective Life Corp.	23,718	1,247,330

		2,422,992
Real Estate Investment Trusts - 1.5%
Corrections Corp. of America	37,311	1,168,581
Gaming and Leisure Properties, Inc.	31,226	1,138,500

		2,307,081

		17,270,778
Health Care - 17.8%
Biotechnology - 5.1%
Acorda Therapeutics, Inc. (I)	19,847	752,400
BioMarin Pharmaceutical, Inc. (I)	16,296	1,111,550
Exact Sciences Corp. (I)(L)	38,510	545,687

217

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Incyte Corp., Ltd. (I)	34,632	$1,853,505
InterMune, Inc. (I)	29,395	983,851
Seattle Genetics, Inc. (I)	25,950	1,182,282
United Therapeutics Corp. (I)	16,346	1,537,014

		7,966,289
Health Care Equipment & Supplies - 4.3%
Insulet Corp. (I)	28,402	1,346,823
Masimo Corp. (I)	30,971	845,818
NuVasive, Inc. (I)	32,700	1,256,007
Sirona Dental Systems, Inc. (I)	14,821	1,106,684
STERIS Corp.	25,305	1,208,314
Thoratec Corp. (I)	24,386	873,263

		6,636,909
Health Care Providers & Services - 4.0%
Chemed Corp.	14,910	1,333,700
Community Health Systems, Inc. (I)	28,587	1,119,753
HealthSouth Corp.	33,314	1,196,972
MEDNAX, Inc. (I)	21,314	1,321,042
VCA Antech, Inc. (I)	40,382	1,301,512

		6,272,979
Health Care Technology - 0.3%
HMS Holdings Corp. (I)	23,205	442,055
Life Sciences Tools & Services - 2.3%
PAREXEL International Corp. (I)	24,034	1,299,999
PerkinElmer, Inc.	25,386	1,143,893
Techne Corp.	13,388	1,142,934

		3,586,826
Pharmaceuticals - 1.8%
Jazz Pharmaceuticals PLC (I)	7,266	1,007,649
Salix Pharmaceuticals, Ltd. (I)	17,482	1,811,310

		2,818,959

		27,724,017
Industrials - 17.0%
Aerospace & Defense - 1.5%
Hexcel Corp. (I)	26,816	1,167,569
TransDigm Group, Inc.	6,346	1,175,279

		2,342,848
Air Freight & Logistics - 1.1%
Forward Air Corp.	26,836	1,237,408
Hub Group, Inc., Class A (I)	11,375	454,886

		1,692,294
Building Products - 1.0%
AO Smith Corp.	33,271	1,531,131
Commercial Services & Supplies - 2.4%
Pitney Bowes, Inc. (L)	59,996	1,559,296
Steelcase, Inc., Class A	69,719	1,158,033
Tetra Tech, Inc. (I)	36,826	1,089,681

		3,807,010
Construction & Engineering - 0.9%
MasTec, Inc. (I)	34,303	1,490,122
Electrical Equipment - 1.0%
Acuity Brands, Inc.	11,532	1,528,797
Machinery - 5.0%
Crane Company	17,667	1,257,007
ITT Corp.	34,968	1,495,232
Lincoln Electric Holdings, Inc.	22,347	1,609,207

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
WABCO Holdings, Inc. (I)	14,033	$1,481,323
Wabtec Corp.	24,490	1,897,975

		7,740,744
Marine - 1.0%
Kirby Corp. (I)	14,859	1,504,474
Road & Rail - 1.5%
Knight Transportation, Inc.	42,828	990,612
Swift Transportation Company (I)	56,978	1,410,206

		2,400,818
Trading Companies & Distributors - 1.6%
Watsco, Inc.	12,423	1,241,182
WESCO International, Inc. (I)	14,789	1,230,741

		2,471,923

		26,510,161
Information Technology - 26.0%
Communications Equipment - 1.0%
ARRIS Group, Inc. (I)	54,779	1,543,672
Electronic Equipment, Instruments & Components - 3.8%
Cognex Corp. (I)	40,452	1,369,705
IPG Photonics Corp. (I)(L)	11,301	803,275
Littelfuse, Inc.	15,970	1,495,431
National Instruments Corp.	31,564	905,571
SYNNEX Corp. (I)	22,658	1,373,301

		5,947,283
Internet Software & Services - 4.2%
Conversant, Inc. (I)(L)	56,921	1,602,326
CoStar Group, Inc. (I)	12,928	2,414,175
Dealertrack Technologies, Inc. (I)	28,462	1,400,046
OpenTable, Inc. (I)	14,105	1,085,098

		6,501,645
IT Services - 1.4%
Alliance Data Systems Corp. (I)	4,534	1,235,288
EPAM Systems, Inc. (I)	28,603	941,039

		2,176,327
Semiconductors & Semiconductor Equipment - 3.0%
MKS Instruments, Inc.	27,696	827,833
Power Integrations, Inc.	24,020	1,580,036
Silicon Laboratories, Inc. (I)	20,861	1,089,987
Teradyne, Inc. (I)	60,909	1,211,480

		4,709,336
Software - 11.5%
ANSYS, Inc. (I)	14,381	1,107,625
Aspen Technology, Inc. (I)	53,341	2,259,525
Cadence Design Systems, Inc. (I)	68,414	1,063,154
CommVault Systems, Inc. (I)	14,269	926,772
Informatica Corp. (I)	35,245	1,331,556
Interactive Intelligence Group, Inc. (I)	20,632	1,495,820
Manhattan Associates, Inc. (I)	91,240	3,196,137
Mentor Graphics Corp.	52,576	1,157,724
MICROS Systems, Inc. (I)	19,698	1,042,615
MicroStrategy, Inc., Class A (I)	6,218	717,495
Netscout Systems, Inc. (I)	32,164	1,208,723
Qlik Technologies, Inc. (I)	30,396	808,230
Qualys, Inc. (I)	30,643	779,251
SolarWinds, Inc. (I)	20,521	874,810

		17,969,437

218

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 1.1%
Cray, Inc. (I)	43,786	$1,634,094

		40,481,794
Materials - 3.8%
Chemicals - 1.6%
PolyOne Corp.	38,196	1,400,265
Rockwood Holdings, Inc.	15,029	1,118,158

		2,518,423
Construction Materials - 0.8%
Martin Marietta Materials, Inc. (L)	9,402	1,206,747
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (I)	47,358	1,096,338
Metals & Mining - 0.7%
Carpenter Technology Corp.	16,748	1,106,038

		5,927,546
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)	20,496	1,864,316
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	34,725	1,296,979

TOTAL COMMON STOCKS (Cost $104,261,038)		$153,023,333

RIGHTS - 0.0%
Health Care - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/04/2016) (I)(N)(N)	74,236	4,491

TOTAL RIGHTS (Cost $4,825)		$4,491

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	661,744	6,622,074

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,621,998)		$6,622,074

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
State Street Institutional Liquid Reserves
Fund, 0.0774% (Y)	2,898,474	2,898,474

TOTAL SHORT-TERM INVESTMENTS (Cost $2,898,474)		$2,898,474

Total Investments (Small Company Growth Trust)
(Cost $113,786,335) - 104.5%		$162,548,372
Other assets and liabilities, net - (4.5%)		(6,933,519)

TOTAL NET ASSETS - 100.0%		$155,614,853

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 14.6%
Auto Components - 1.8%
Drew Industries, Inc.	95,700	$5,186,940

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Modine Manufacturing Company (I)	149,500	$2,190,175

		7,377,115
Automobiles - 0.8%
Winnebago Industries, Inc. (I)	120,100	3,289,539
Distributors - 1.2%
Pool Corp.	78,500	4,813,620
Diversified Consumer Services - 1.7%
American Public Education, Inc. (I)	40,400	1,417,232
Ascent Capital Group, Inc., Class A (I)	33,300	2,515,815
Matthews International Corp., Class A	78,600	3,207,666

		7,140,713
Hotels, Restaurants & Leisure - 0.9%
Orient-Express Hotels, Ltd., Class A (I)	167,000	2,406,470
Red Robin Gourmet Burgers, Inc. (I)	18,500	1,326,080

		3,732,550
Household Durables - 2.0%
CSS Industries, Inc.	65,100	1,757,700
Ethan Allen Interiors, Inc. (L)	63,700	1,621,165
M/I Homes, Inc. (I)	56,300	1,262,246
Meritage Homes Corp. (I)	86,600	3,626,808

		8,267,919
Leisure Products - 0.5%
Brunswick Corp.	42,600	1,929,354
Media - 0.6%
Saga Communications, Inc., Class A	51,966	2,582,191
Multiline Retail - 0.3%
Fred’s, Inc., Class A	72,600	1,307,526
Specialty Retail - 3.9%
Aaron’s, Inc.	236,800	7,160,832
Haverty Furniture Companies, Inc.	108,300	3,216,510
MarineMax, Inc. (I)(L)	102,700	1,560,013
Pier 1 Imports, Inc.	90,800	1,714,304
Stein Mart, Inc.	178,800	2,504,988

		16,156,647
Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	76,400	1,508,136
Kate Spade & Company (I)	62,100	2,303,289

		3,811,425

		60,408,599
Consumer Staples - 0.7%
Food & Staples Retailing - 0.6%
Spartan Stores, Inc.	100,020	2,321,464
Tobacco - 0.1%
Alliance One International, Inc. (I)	213,400	623,128

		2,944,592
Energy - 6.1%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (I)	34,500	1,738,455
C&J Energy Services, Inc. (I)(L)	50,700	1,478,412
CARBO Ceramics, Inc. (L)	21,700	2,994,383
Hercules Offshore, Inc. (I)	114,900	527,391
TETRA Technologies, Inc. (I)	152,300	1,949,440

		8,688,081
Oil, Gas & Consumable Fuels - 4.0%
Cloud Peak Energy, Inc. (I)	78,000	1,648,920

219

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EPL Oil & Gas, Inc. (I)	52,000	$2,007,200
GasLog, Ltd. (L)	150,200	3,498,158
Northern Oil and Gas, Inc. (I)(L)	140,000	2,046,800
Oasis Petroleum, Inc. (I)	90,200	3,764,046
PDC Energy, Inc. (I)	42,600	2,652,276
Teekay Tankers, Ltd., Class A (L)	256,700	908,718

		16,526,118

		25,214,199
Financials - 22.2%
Banks - 8.8%
Columbia Banking System, Inc.	79,000	2,253,080
East West Bancorp, Inc.	203,700	7,435,050
Glacier Bancorp, Inc.	140,900	4,095,963
Home BancShares, Inc.	182,000	6,264,440
Signature Bank (I)	29,000	3,642,110
SVB Financial Group (I)	66,000	8,499,480
Wintrust Financial Corp.	84,900	4,131,234

		36,321,357
Capital Markets - 2.5%
Ares Capital Corp.	179,200	3,157,504
Hercules Technology Growth Capital, Inc. (L)	189,800	2,670,486
JMP Group, Inc.	75,400	536,094
KCAP Financial, Inc. (L)	128,500	1,112,810
Piper Jaffray Companies (I)	27,400	1,254,920
Safeguard Scientifics, Inc. (I)(L)	64,000	1,419,520

		10,151,334
Diversified Financial Services - 0.5%
Compass Diversified Holdings	107,200	2,027,152
Insurance - 3.6%
Assured Guaranty, Ltd.	67,300	1,704,036
Employers Holdings, Inc.	82,150	1,661,895
Markel Corp. (I)	2,070	1,233,927
Meadowbrook Insurance Group, Inc.	226,700	1,321,661
National Interstate Corp. (L)	81,600	2,187,696
ProAssurance Corp.	155,600	6,928,868

		15,038,083
Real Estate Investment Trusts - 6.4%
Acadia Realty Trust	85,000	2,242,300
CBL & Associates Properties, Inc.	147,200	2,612,800
Cedar Realty Trust, Inc.	164,000	1,002,040
First Potomac Realty Trust	164,000	2,118,880
Hatteras Financial Corp.	45,800	863,330
Kilroy Realty Corp.	58,200	3,409,356
Kite Realty Group Trust	215,000	1,290,000
LaSalle Hotel Properties	99,900	3,127,869
Potlatch Corp.	62,000	2,398,780
PS Business Parks, Inc.	12,900	1,078,698
Redwood Trust, Inc.	142,600	2,891,928
Saul Centers, Inc.	36,100	1,709,696
Washington Real Estate Investment Trust	63,300	1,511,604

		26,257,281
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (L)	114,300	1,717,929

		91,513,136
Health Care - 3.6%
Biotechnology - 0.2%
Momenta Pharmaceuticals, Inc. (I)	88,800	1,034,520

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.2%
Analogic Corp.	25,300	$2,077,383
Quidel Corp. (I)(L)	75,200	2,052,960
West Pharmaceutical Services, Inc.	114,200	5,030,510

		9,160,853
Health Care Providers & Services - 1.2%
Landauer, Inc.	24,200	1,096,986
National Healthcare Corp.	47,100	2,626,767
Triple-S Management Corp., Class B (I)	65,700	1,060,398

		4,784,151

		14,979,524
Industrials - 24.8%
Aerospace & Defense - 0.3%
Kratos Defense & Security Solutions, Inc. (I)	164,600	1,241,084
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	59,900	2,395,401
Airlines - 1.7%
Alaska Air Group, Inc.	75,000	6,998,250
Building Products - 1.7%
Gibraltar Industries, Inc. (I)	128,500	2,424,795
Quanex Building Products Corp.	72,800	1,505,504
Universal Forest Products, Inc.	53,500	2,960,690

		6,890,989
Commercial Services & Supplies - 3.8%
G&K Services, Inc., Class A	64,500	3,945,465
McGrath RentCorp.	132,730	4,640,241
MSA Safety, Inc.	63,900	3,642,300
US Ecology, Inc.	59,700	2,216,064
Waste Connections, Inc.	27,700	1,214,922

		15,658,992
Construction & Engineering - 1.3%
Aegion Corp. (I)(L)	108,300	2,741,073
Comfort Systems USA, Inc.	96,100	1,464,564
Pike Corp. (I)	95,200	1,024,352

		5,229,989
Electrical Equipment - 0.6%
Franklin Electric Company, Inc.	62,000	2,636,240
Machinery - 5.2%
Astec Industries, Inc.	39,300	1,725,663
CIRCOR International, Inc.	45,800	3,358,514
ESCO Technologies, Inc.	54,500	1,917,855
IDEX Corp.	41,023	2,990,166
Luxfer Holdings PLC, ADR	6,900	135,102
Nordson Corp.	64,100	4,518,409
Proto Labs, Inc. (I)(L)	10,100	683,467
RBC Bearings, Inc. (I)	18,800	1,197,560
Sun Hydraulics Corp.	41,900	1,814,689
Woodward, Inc.	72,330	3,003,865

		21,345,290
Marine - 1.6%
Kirby Corp. (I)	64,300	6,510,375
Professional Services - 1.9%
FTI Consulting, Inc. (I)	35,200	1,173,568
Navigant Consulting, Inc. (I)	138,400	2,582,544
On Assignment, Inc. (I)	106,100	4,094,399

		7,850,511

220

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)	75,100	$7,308,732
Landstar System, Inc.	125,900	7,455,798
Universal Truckload Services, Inc.	51,189	1,479,362

		16,243,892
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (I)	171,600	6,634,056
Kaman Corp.	66,100	2,688,948

		9,323,004

		102,324,017
Information Technology - 10.9%
Communications Equipment - 0.8%
Ixia (I)	152,500	1,906,250
Sonus Networks, Inc. (I)	361,500	1,218,255

		3,124,505
Electronic Equipment, Instruments & Components - 6.1%
Belden, Inc.	71,100	4,948,560
Cognex Corp.	53,800	1,821,668
Electro Rent Corp.	155,200	2,729,968
Electro Scientific Industries, Inc.	140,500	1,383,925
Fabrinet (I)	108,100	2,245,237
Littelfuse, Inc.	50,000	4,682,000
Methode Electronics, Inc.	57,200	1,753,752
Newport Corp. (I)	68,500	1,416,580
SYNNEX Corp. (I)	67,500	4,091,175

		25,072,865
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (I)	117,400	2,876,300
ATMI, Inc. (I)	54,600	1,856,946
Brooks Automation, Inc.	107,500	1,174,975
Cabot Microelectronics Corp. (I)	73,100	3,216,400
Entegris, Inc. (I)	152,400	1,845,564
Teradyne, Inc. (I)	134,200	2,669,238

		13,639,423
Software - 0.7%
Accelrys, Inc. (I)	30,300	377,538
Progress Software Corp. (I)	120,400	2,624,720

		3,002,258

		44,839,051
Materials - 9.7%
Chemicals - 2.6%
American Vanguard Corp. (L)	88,900	1,924,685
Innospec, Inc.	121,000	5,472,830
Minerals Technologies, Inc.	53,500	3,453,960

		10,851,475
Construction Materials - 0.3%
Texas Industries, Inc. (I)(L)	15,080	1,351,470
Containers & Packaging - 2.0%
AptarGroup, Inc.	82,700	5,466,470
Myers Industries, Inc.	137,900	2,746,968

		8,213,438
Metals & Mining - 2.7%
AMCOL International Corp.	32,450	1,485,561
Carpenter Technology Corp.	59,600	3,935,984
Royal Gold, Inc.	35,900	2,248,058
Sandstorm Gold, Ltd. (I)	94,000	523,580
Schnitzer Steel Industries, Inc., Class A (L)	42,300	1,220,355

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Stillwater Mining Company (I)	105,700	$1,565,417

		10,978,955
Paper & Forest Products - 2.1%
Clearwater Paper Corp. (I)	62,700	3,929,409
Deltic Timber Corp.	44,700	2,915,781
Wausau Paper Corp.	136,500	1,737,645

		8,582,835

		39,978,173
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	158,000	1,905,480
Utilities - 3.9%
Electric Utilities - 2.1%
Cleco Corp.	81,700	4,132,386
El Paso Electric Company	74,900	2,676,177
PNM Resources, Inc.	68,600	1,854,258

		8,662,821
Gas Utilities - 0.7%
Southwest Gas Corp.	56,600	3,025,270
Multi-Utilities - 1.1%
Black Hills Corp.	38,800	2,236,820
NorthWestern Corp.	49,800	2,362,014

		4,598,834

		16,286,925

TOTAL COMMON STOCKS (Cost $234,295,115)		$400,393,696

INVESTMENT COMPANIES - 0.4%
iShares Russell 2000 Value Index Fund (L)	15,300	1,542,852

TOTAL INVESTMENT COMPANIES (Cost $906,911)		$1,542,852

SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	2,147,190	21,486,931

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,486,533)		$21,486,931

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,000	450,000
T.Rowe Price Reserve Investment
Fund, 0.0633% (Y)	10,897,527	10,897,527

TOTAL SHORT-TERM INVESTMENTS (Cost $11,347,527)		$11,347,527

Total Investments (Small Company Value Trust)
(Cost $268,036,086) - 105.3%		$434,771,006
Other assets and liabilities, net - (5.3%)		(21,833,923)

TOTAL NET ASSETS - 100.0%		$412,937,083

221

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.8%
Consumer Discretionary - 11.7%
Auto Components - 0.7%
Aisin Seiki Company, Ltd.	46,127	$1,665,025
American Axle &
Manufacturing Holdings, Inc. (I)	20,999	388,901
BorgWarner, Inc.	78,678	4,836,337
Bridgestone Corp.	156,874	5,559,720
Cie Generale des Etablissements Michelin	45,163	5,646,041
Continental AG	26,543	6,365,427
Cooper Tire & Rubber Company	19,741	479,706
Dana Holding Corp.	45,707	1,063,602
Delphi Automotive PLC	96,258	6,532,068
Denso Corp.	117,306	5,625,563
Dorman Products, Inc. (I)	7,899	466,515
Drew Industries, Inc.	7,144	387,205
Federal-Mogul Holdings Corp. (I)	6,104	114,206
Fuel Systems Solutions, Inc. (I)	5,045	54,284
Gentex Corp.	92,731	2,923,808
Gentherm, Inc. (I)	10,486	364,074
GKN PLC	395,640	2,577,901
Johnson Controls, Inc.	229,066	10,839,403
Koito Manufacturing Company, Ltd. (I)	23,518	398,824
Modine Manufacturing Company (I)	14,912	218,461
NGK Spark Plug Company, Ltd.	42,954	965,262
NHK Spring Company, Ltd.	38,577	358,750
NOK Corp.	23,172	377,086
Nokian Renkaat OYJ	27,308	1,104,872
Pirelli & C. SpA	57,386	902,720
Remy International, Inc.	4,625	109,243
Shiloh Industries, Inc. (I)	2,180	38,673
Spartan Motors, Inc.	12,855	66,075
Standard Motor Products, Inc.	6,222	222,561
Stanley Electric Company, Ltd.	34,267	760,463
Stoneridge, Inc. (I)	9,474	106,393
Sumitomo Rubber Industries, Ltd.	41,630	529,527
Superior Industries International, Inc.	7,705	157,875
Tenneco, Inc. (I)	18,910	1,098,104
The Goodyear Tire & Rubber Company	85,649	2,238,008
The Yokohama Rubber Company, Ltd.	50,000	470,241
Toyoda Gosei Company, Ltd.	15,903	304,449
Toyota Boshoku Corp. (L)	16,689	168,760
Toyota Industries Corp.	39,268	1,887,265
Valeo SA	18,212	2,564,858

		70,938,256
Automobiles - 1.5%
Bayerische Motoren Werke AG	79,889	10,095,256
Daihatsu Motor Company, Ltd. (I)	46,212	815,987
Daimler AG (L)	232,299	21,975,210
Fiat SpA (I) (L)	211,243	2,462,726
Ford Motor Company	1,360,667	21,226,405
Fuji Heavy Industries, Ltd.	141,614	3,834,889
General Motors Company	449,757	15,480,636
Harley-Davidson, Inc.	75,980	5,061,028
Honda Motor Company, Ltd.	393,257	13,837,398
Isuzu Motors, Ltd.	285,979	1,642,022
Mazda Motor Corp.	651,094	2,892,552
Mitsubishi Motors Corp.	152,000	1,587,470
Nissan Motor Company, Ltd.	599,665	5,345,010
Renault SA	46,378	4,504,872
Suzuki Motor Corp.	87,935	2,292,693
Thor Industries, Inc.	28,583	1,745,278
Toyota Motor Corp. (I)	665,461	37,527,879
Volkswagen AG	7,122	1,806,871

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc. (I)	8,821	$241,607
Yamaha Motor Company, Ltd.	67,453	1,076,137

		155,451,926
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,609	262,013
Genuine Parts Company	53,095	4,611,301
Jardine Cycle and Carriage, Ltd.	25,467	919,165
LKQ Corp. (I)	191,888	5,056,249
Pool Corp.	14,538	891,470
VOXX International Corp. (I)	5,985	81,875
Weyco Group, Inc.	2,563	69,252

		11,891,325
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	5,530	193,992
Apollo Education Group, Inc. (I)	62,997	2,157,017
Ascent Capital Group, Inc., Class A (I)	4,548	343,601
Benesse Holdings, Inc.	17,555	671,449
Bridgepoint Education, Inc. (I)	4,828	71,889
Bright Horizons Family Solutions, Inc. (I)	3,648	142,673
Capella Education Company	3,453	218,057
Career Education Corp. (I)	17,448	130,162
Carriage Services, Inc.	5,459	99,572
Corinthian Colleges, Inc. (I) (L)	27,474	37,914
DeVry Education Group, Inc.	36,369	1,541,682
Education Management Corp. (I) (L)	7,872	38,337
Graham Holdings Company, Class B	1,472	1,035,920
Grand Canyon Education, Inc. (I)	14,151	660,852
H&R Block, Inc.	93,648	2,827,233
Hillenbrand, Inc.	17,106	553,037
Houghton Mifflin Harcourt Company (I)	6,478	131,698
ITT Educational Services, Inc. (I) (L)	7,328	210,167
K12, Inc. (I)	8,545	193,544
LifeLock, Inc. (I)	18,802	321,702
Matthews International Corp., Class A	25,861	1,055,387
Regis Corp.	15,026	205,856
Service Corp. International	135,208	2,687,935
Sotheby’s	65,207	2,839,765
Steiner Leisure, Ltd. (I)	4,667	215,849
Strayer Education, Inc. (I) (L)	3,498	162,412
Universal Technical Institute, Inc.	7,387	95,662

		18,843,364
Hotels, Restaurants & Leisure - 1.6%
Accor SA	38,387	1,964,531
Bally Technologies, Inc. (I)	24,893	1,649,659
Biglari Holdings, Inc. (I)	462	225,220
BJ’s Restaurants, Inc. (I)	7,912	258,802
Bloomin’ Brands, Inc. (I)	17,285	416,569
Bob Evans Farms, Inc.	24,032	1,202,321
Boyd Gaming Corp. (I)	21,681	286,189
Bravo Brio Restaurant Group, Inc. (I)	7,047	99,433
Brinker International, Inc.	42,750	2,242,238
Buffalo Wild Wings, Inc. (I)	5,822	866,896
Caesars Entertainment Corp. (I) (L)	12,522	238,043
Carnival Corp.	151,271	5,727,120
Carnival PLC	44,300	1,692,468
Carrols Restaurant Group, Inc. (I)	8,372	60,027
Chipotle Mexican Grill, Inc. (I)	10,708	6,082,679
Churchill Downs, Inc.	4,349	397,064
Chuy’s Holdings, Inc. (I)	5,200	224,328
Clubcorp Holdings, Inc.	6,641	125,515
Compass Group PLC	433,539	6,619,617

222

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	6,106	$593,747
Crown Resorts, Ltd.	96,546	1,493,197
Darden Restaurants, Inc.	45,279	2,298,362
Del Frisco’s Restaurant Group, Inc. (I)	3,564	99,436
Denny’s Corp. (I)	30,020	193,029
Diamond Resorts International, Inc. (I)	5,493	93,106
DineEquity, Inc.	5,187	404,949
Domino’s Pizza, Inc.	35,487	2,731,434
Echo Entertainment Group, Ltd.	189,599	431,575
Fiesta Restaurant Group, Inc. (I)	6,997	318,993
Flight Centre Travel Group, Ltd.	13,493	658,287
Galaxy Entertainment Group, Ltd. (I)	508,609	4,442,507
Genting Singapore PLC	1,473,571	1,567,158
InterContinental Hotels Group PLC	62,472	2,010,978
International Game Technology	84,558	1,188,885
International Speedway Corp., Class A	26,537	901,993
Interval Leisure Group, Inc.	12,379	323,587
Isle of Capri Casinos, Inc. (I)	7,529	57,747
Jack in the Box, Inc. (I)	13,892	818,794
Jamba, Inc. (I)	6,049	72,558
Krispy Kreme Doughnuts, Inc. (I)	20,470	362,933
Life Time Fitness, Inc. (I) (L)	38,119	1,833,524
Luby’s, Inc. (I)	5,948	36,640
Marriott International, Inc., Class A	76,319	4,275,390
Marriott Vacations Worldwide Corp. (I)	8,963	501,121
McDonald’s Corp.	341,501	33,477,343
McDonald’s Holdings Company Japan, Ltd.	16,161	434,477
MGM China Holdings, Ltd.	230,710	815,108
Monarch Casino & Resort, Inc. (I)	3,163	58,610
Morgans Hotel Group Company (I)	10,151	81,614
Multimedia Games Holding Company, Inc. (I)	9,067	263,306
Noodles & Company (I) (L)	2,002	79,019
Orient-Express Hotels, Ltd., Class A (I)	29,435	424,158
Oriental Land Company, Ltd.	12,045	1,831,098
Panera Bread Company, Class A (I)	16,769	2,959,225
Papa John’s International, Inc.	10,014	521,830
Pinnacle Entertainment, Inc. (I)	18,109	429,183
Popeyes Louisiana Kitchen, Inc. (I)	7,502	304,881
Potbelly Corp. (I)	3,132	55,969
Red Robin Gourmet Burgers, Inc. (I)	4,426	317,256
Ruby Tuesday, Inc. (I)	19,998	112,189
Ruth’s Hospitality Group, Inc.	11,979	144,826
Sands China, Ltd.	583,653	4,369,809
Scientific Games Corp., Class A (I)	46,267	635,246
Shangri-La Asia, Ltd.	378,345	620,382
SJM Holdings, Ltd.	469,042	1,321,402
Sodexo	22,731	2,382,467
Sonic Corp. (I) (L)	17,614	401,423
Speedway Motorsports, Inc.	4,012	75,145
Starbucks Corp.	260,790	19,136,770
Starwood Hotels & Resorts Worldwide, Inc.	66,266	5,274,774
Tabcorp Holdings, Ltd.	180,995	573,225
Tatts Group, Ltd.	339,397	913,893
Texas Roadhouse, Inc.	19,550	509,864
The Cheesecake Factory, Inc.	46,748	2,226,607
The Marcus Corp.	6,549	109,368
The Wendy’s Company	167,890	1,531,157
Town Sports International Holdings, Inc.	8,624	73,218
TUI Travel PLC	108,570	793,363
Vail Resorts, Inc.	11,166	778,270
Whitbread PLC	43,591	3,025,713
William Hill PLC	209,001	1,189,101
Wyndham Worldwide Corp.	44,232	3,239,109

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Macau, Ltd.	375,203	$1,554,389
Wynn Resorts, Ltd.	27,938	6,206,427
Yum! Brands, Inc.	152,825	11,521,477

		168,861,340
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	4,069	60,425
Beazer Homes USA, Inc. (I) (L)	8,160	163,853
Casio Computer Company, Ltd.	54,848	648,521
Cavco Industries, Inc. (I)	2,233	175,179
CSS Industries, Inc.	3,148	84,996
D.R. Horton, Inc.	98,824	2,139,540
Electrolux AB (L)	57,993	1,269,788
Ethan Allen Interiors, Inc. (L)	8,032	204,414
Flexsteel Industries, Inc.	1,810	68,092
Garmin, Ltd. (L)	42,826	2,366,565
Harman International Industries, Inc.	23,601	2,511,146
Helen of Troy, Ltd. (I)	9,870	683,300
Hooker Furniture Corp.	4,129	64,660
Hovnanian Enterprises, Inc., Class A (I) (L)	35,507	167,948
Husqvarna AB, B Shares	99,089	691,856
Iida Group Holdings Company, Ltd.	31,100	430,635
iRobot Corp. (I) (L)	8,824	362,225
Jarden Corp. (I)	78,782	4,713,527
KB Home (L)	78,630	1,335,924
La-Z-Boy, Inc.	16,281	441,215
Leggett & Platt, Inc.	47,071	1,536,397
Lennar Corp., Class A	60,195	2,384,926
LGI Homes, Inc. (I)	3,384	58,374
Libbey, Inc. (I)	6,934	180,284
Lifetime Brands, Inc.	3,569	63,742
M/I Homes, Inc. (I)	7,633	171,132
MDC Holdings, Inc.	36,966	1,045,398
Meritage Homes Corp. (I)	12,065	505,282
Mohawk Industries, Inc. (I)	20,894	2,841,166
NACCO Industries, Inc., Class A	1,615	87,549
Newell Rubbermaid, Inc.	96,405	2,882,510
Nikon Corp.	82,171	1,323,797
NVR, Inc. (I)	2,621	3,006,287
Panasonic Corp.	532,603	6,057,338
Persimmon PLC (I)	73,420	1,649,144
PulteGroup, Inc.	119,295	2,289,271
Rinnai Corp.	8,134	715,483
Sekisui Chemical Company, Ltd.	102,797	1,067,675
Sekisui House, Ltd.	130,489	1,613,897
Sharp Corp. (I) (L)	370,939	1,129,662
Skullcandy, Inc. (I)	6,577	60,377
Sony Corp. (I) (L)	250,481	4,770,964
Standard Pacific Corp. (I)	46,076	382,892
Tempur Sealy International, Inc. (I)	38,596	1,955,659
The Ryland Group, Inc.	14,335	572,397
Toll Brothers, Inc. (I)	101,860	3,656,774
TRI Pointe Homes, Inc. (I) (L)	4,656	75,567
Tupperware Brands Corp.	32,103	2,688,947
Universal Electronics, Inc. (I)	4,728	181,508
Whirlpool Corp.	26,791	4,004,183
William Lyon Homes, Class A (I)	4,527	124,990
ZAGG, Inc. (I)	10,975	50,705

		67,718,086
Internet & Catalog Retail - 0.8%
1-800-Flowers.com, Inc., Class A (I)	9,051	50,957
Amazon.com, Inc. (I)	128,351	43,192,679
ASOS PLC (I)	13,077	1,130,379

223

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Blue Nile, Inc. (I)	4,096	$142,541
Expedia, Inc.	35,081	2,543,373
FTD Companies, Inc. (I)	5,993	190,637
HSN, Inc.	31,807	1,899,832
Netflix, Inc. (I)	20,580	7,244,777
Nutrisystem, Inc.	8,979	135,314
Orbitz Worldwide, Inc. (I)	7,674	60,164
Overstock.com, Inc. (I)	3,665	72,201
PetMed Express, Inc. (L)	6,841	91,738
Rakuten, Inc.	175,461	2,343,743
RetailMeNot, Inc. (I)	3,058	97,856
Shutterfly, Inc. (I)	11,842	505,417
The Priceline Group, Inc. (I)	17,997	21,450,444
TripAdvisor, Inc. (I)	38,030	3,445,138
ValueVision Media, Inc., Class A (I)	12,375	60,143
Vitacost.com, Inc. (I)	7,762	55,033

		84,712,366
Leisure Products - 0.2%
Arctic Cat, Inc.	4,176	199,571
Black Diamond, Inc. (I) (L)	7,583	92,740
Brunswick Corp.	87,046	3,942,313
Callaway Golf Company	23,191	237,012
Hasbro, Inc.	40,121	2,231,530
JAKKS Pacific, Inc. (I)	6,814	49,197
LeapFrog Enterprises, Inc. (I) (L)	20,810	156,075
Mattel, Inc.	116,789	4,684,407
Namco Bandai Holdings, Inc.	42,084	998,221
Nautilus, Inc. (I)	10,242	98,630
Polaris Industries, Inc.	41,850	5,846,864
Sankyo Company, Ltd.	13,151	553,477
Sega Sammy Holdings, Inc.	44,870	1,007,277
Shimano, Inc.	19,019	1,913,057
Smith & Wesson Holding Corp. (I) (L)	17,511	256,011
Sturm Ruger & Company, Inc. (L)	5,993	358,381
Yamaha Corp.	38,773	498,689

		23,123,452
Media - 2.5%
AH Belo Corp., Class A	6,892	79,809
AMC Networks, Inc., Class A (I)	37,737	2,758,197
Axel Springer AG	9,612	615,092
British Sky Broadcasting Group PLC	248,649	3,782,852
Cablevision Systems Corp., Class A (L)	72,881	1,229,502
Carmike Cinemas, Inc. (I)	7,289	217,650
CBS Corp., Class B	190,487	11,772,097
Central European Media
Enterprises, Ltd., Class A (I) (L)	24,283	71,392
Cinemark Holdings, Inc.	66,132	1,918,489
Comcast Corp., Class A	899,370	44,986,487
Cumulus Media, Inc., Class A (I)	28,286	195,456
Dentsu, Inc.	52,082	1,972,242
Dex Media, Inc. (I) (L)	5,436	50,011
DIRECTV (I)	163,558	12,499,102
Discovery Communications, Inc., Class A (I)	76,759	6,347,969
DreamWorks Animation
SKG, Inc., Class A (I)	45,775	1,215,326
Entercom Communications Corp., Class A (I)	8,375	84,336
Entravision Communications Corp., Class A	18,218	122,061
Eutelsat Communications	34,473	1,169,864
Gannett Company, Inc.	77,657	2,143,333
Global Sources, Ltd. (I)	5,991	53,679
Gray Television, Inc. (I)	15,768	163,514
Hakuhodo DY Holdings, Inc.	56,910	396,357

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Harte-Hanks, Inc.	13,674	$120,878
ITV PLC	921,528	2,944,299
JCDecaux SA	16,183	708,257
John Wiley & Sons, Inc., Class A	29,613	1,706,893
Journal Communications, Inc., Class A (I)	14,275	126,477
Kabel Deutschland Holding AG	5,395	740,826
Lagardere SCA	26,841	1,065,335
Lamar Advertising Company, Class A (I)	41,671	2,124,804
Live Nation Entertainment, Inc. (I)	43,638	949,127
Loral Space & Communications, Inc. (I)	4,057	286,952
Martha Stewart Living
Omnimedia, Inc., Class A (I) (L)	8,505	38,528
MDC Partners, Inc., Class A	11,761	268,386
Media General, Inc. (I) (L)	6,151	112,994
Meredith Corp.	34,829	1,617,110
National CineMedia, Inc.	18,738	281,070
News Corp., Class A (I)	170,892	2,942,760
Nexstar Broadcasting Group, Inc., Class A	9,173	344,171
Omnicom Group, Inc.	89,118	6,469,967
Pearson PLC	197,405	3,504,649
ProSiebenSat.1 Media AG	52,764	2,420,241
Publicis Groupe SA	43,696	3,944,920
REA Group, Ltd.	13,000	589,074
Reed Elsevier NV	167,504	3,624,208
Reed Elsevier PLC	281,777	4,305,973
Rentrak Corp. (I)	3,284	197,960
RTLGroup SA	10,000	1,138,899
Saga Communications, Inc., Class A	1,725	85,715
Scholastic Corp.	8,335	287,391
Scripps Networks Interactive, Inc., Class A	37,598	2,854,064
SES SA	73,249	2,732,888
SFX Entertainment, Inc. (I)	6,234	43,950
Sinclair Broadcast Group, Inc., Class A (L)	21,326	577,721
Singapore Press Holdings, Ltd.	388,713	1,298,984
Sizmek, Inc. (I)	8,060	85,678
Sky Deutschland AG (I)	105,626	911,469
Societe Television Francaise 1	3	50
Telenet Group Holding NV	12,444	767,581
The EW Scripps Company, Class A (I)	9,896	175,357
The Interpublic Group of Companies, Inc.	147,125	2,521,723
The McClatchy Company, Class A (I) (L)	19,738	126,718
The New York Times Company, Class A (L)	120,539	2,063,628
The Walt Disney Company	562,225	45,017,356
Thomson Reuters Corp.	29,396	1,005,343
Time Warner Cable, Inc.	95,785	13,139,786
Time Warner, Inc.	308,036	20,123,992
Toho Company, Ltd.	27,556	552,300
Twenty-First Century Fox, Inc., Class A	669,820	21,414,145
Viacom, Inc., Class B	137,513	11,687,230
Wolters Kluwer NV	72,810	2,052,604
World Wrestling
Entertainment, Inc., Class A (L)	8,969	259,025
WPP PLC	324,471	6,704,258

		272,908,531
Multiline Retail - 0.5%
Big Lots, Inc. (I)	37,251	1,410,695
Burlington Stores, Inc. (I)	4,837	142,788
Dollar General Corp. (I)	101,684	5,641,428
Dollar Tree, Inc. (I)	71,762	3,744,541
Don Quijote Company, Ltd.	13,100	676,334
Family Dollar Stores, Inc.	32,611	1,891,764
Fred’s, Inc., Class A	11,606	209,024
Harvey Norman Holding, Ltd. (L)	129,782	397,995

224

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Isetan Mitsukoshi Holdings, Ltd.	85,474	$1,054,395
J Front Retailing Company, Ltd.	116,544	802,041
J.C. Penney Company, Inc. (I) (L)	194,267	1,674,582
Kohl’s Corp.	69,392	3,941,466
Macy’s, Inc.	127,205	7,541,984
Marks & Spencer Group PLC	389,784	2,934,259
Marui Group Company, Ltd.	54,441	467,104
Next PLC	37,393	4,115,127
Nordstrom, Inc.	49,442	3,087,653
Takashimaya Company, Ltd.	64,481	603,543
Target Corp.	218,156	13,200,620
The Bon-Ton Stores, Inc.	4,681	51,397
Tuesday Morning Corp. (I)	13,430	190,035

		53,778,775
Specialty Retail - 1.9%
Aaron’s, Inc.	45,886	1,387,593
ABC-Mart, Inc.	6,464	280,421
Abercrombie & Fitch Company, Class A (L)	48,699	1,874,912
Advance Auto Parts, Inc.	46,432	5,873,648
Aeropostale, Inc. (I) (L)	24,637	123,678
America’s Car-Mart, Inc. (I)	2,811	103,220
American Eagle Outfitters, Inc.	108,258	1,325,078
ANN, Inc. (I)	44,028	1,826,281
Asbury Automotive Group, Inc. (I)	9,755	539,549
Ascena Retail Group, Inc. (I)	82,126	1,419,137
AutoNation, Inc. (I)	21,722	1,156,262
AutoZone, Inc. (I)	11,633	6,248,084
Barnes & Noble, Inc. (I) (L)	12,671	264,824
bebe stores, Inc.	12,246	74,946
Bed Bath & Beyond, Inc. (I)	73,464	5,054,323
Best Buy Company, Inc.	95,311	2,517,164
Big 5 Sporting Goods Corp.	5,534	88,821
Brown Shoe Company, Inc.	13,414	356,008
Cabela’s, Inc. (I)	29,692	1,945,123
CarMax, Inc. (I)	76,939	3,600,745
Chico’s FAS, Inc.	101,244	1,622,941
Christopher & Banks Corp. (I)	11,905	78,692
Citi Trends, Inc. (I)	5,360	87,314
Conn’s, Inc. (I) (L)	6,966	270,629
CST Brands, Inc.	48,259	1,507,611
Destination Maternity Corp.	4,418	121,053
Destination XL Group, Inc. (I)	14,379	81,098
Dick’s Sporting Goods, Inc.	64,861	3,542,059
Express, Inc. (I)	26,631	422,900
Fast Retailing Company, Ltd.	12,830	4,640,482
Five Below, Inc. (I) (L)	10,210	433,721
Foot Locker, Inc.	93,361	4,386,100
Francesca’s Holdings Corp. (I) (L)	13,888	251,928
GameStop Corp., Class A (L)	40,196	1,652,056
Genesco, Inc. (I)	7,488	558,380
Group 1 Automotive, Inc.	6,766	444,256
Guess?, Inc.	37,978	1,048,193
Haverty Furniture Companies, Inc.	6,214	184,556
Hennes & Mauritz AB, B Shares	229,050	9,769,032
hhgregg, Inc. (I) (L)	4,149	39,872
Hibbett Sports, Inc. (I) (L)	8,104	428,540
Inditex SA	52,626	7,895,436
Jos A. Bank Clothiers, Inc. (I) (L)	8,710	560,053
Kingfisher PLC	572,274	4,023,532
Kirkland’s, Inc. (I)	4,396	81,282
L Brands, Inc.	84,190	4,779,466
Lithia Motors, Inc., Class A	6,923	460,103
Lowe’s Companies, Inc.	360,826	17,644,391

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lumber Liquidators Holdings, Inc. (I)	8,535	$800,583
MarineMax, Inc. (I)	8,059	122,416
Mattress Firm Holding Corp. (I) (L)	4,191	200,456
Monro Muffler Brake, Inc. (L)	9,737	553,841
Murphy USA, Inc. (I)	28,330	1,149,915
New York & Company, Inc. (I)	10,113	44,396
Nitori Holdings Company, Ltd.	16,700	724,714
O’Reilly Automotive, Inc. (I)	36,703	5,446,358
Office Depot, Inc. (I)	457,912	1,891,177
Outerwall, Inc. (I) (L)	8,748	634,230
Pacific Sunwear of California, Inc. (I)	15,825	47,000
Penske Automotive Group, Inc.	13,113	560,712
PetSmart, Inc. (L)	36,162	2,491,200
Pier 1 Imports, Inc.	29,484	556,658
RadioShack Corp. (I) (L)	32,817	69,572
Rent-A-Center, Inc.	50,222	1,335,905
Restoration Hardware Holdings, Inc. (I)	5,474	402,832
Ross Stores, Inc.	74,213	5,309,940
Sanrio Company, Ltd. (L)	11,773	397,396
Sears Hometown and Outlet Stores, Inc. (I)	2,899	68,561
Select Comfort Corp. (I)	17,383	314,285
Shimamura Company, Ltd.	5,387	466,159
Shoe Carnival, Inc.	5,126	118,103
Signet Jewelers, Ltd.	51,075	5,406,800
Sonic Automotive, Inc., Class A	12,186	273,941
Stage Stores, Inc.	10,264	250,955
Staples, Inc. (L)	224,543	2,546,318
Stein Mart, Inc.	8,721	122,181
The Buckle, Inc. (L)	8,667	396,949
The Cato Corp., Class A	8,648	233,842
The Children’s Place Retail Stores, Inc.	7,245	360,873
The Container Store Group, Inc. (I) (L)	4,467	151,655
The Finish Line, Inc., Class A	15,405	417,321
The Gap, Inc.	91,261	3,655,916
The Home Depot, Inc.	485,848	38,445,152
The Men’s Wearhouse, Inc.	14,735	721,720
The Pep Boys - Manny, Moe & Jack (I)	16,699	212,411
The TJX Companies, Inc.	245,431	14,885,390
The Wet Seal, Inc., Class A (I) (L)	30,176	39,832
Tiffany & Company	37,934	3,268,014
Tile Shop Holdings, Inc. (I)	5,843	90,274
Tractor Supply Company	48,044	3,393,348
Urban Outfitters, Inc. (I)	37,330	1,361,425
USS Company, Ltd.	53,760	755,216
Vitamin Shoppe, Inc. (I)	9,452	449,159
West Marine, Inc. (I)	5,946	67,606
Williams-Sonoma, Inc.	55,826	3,720,245
Winmark Corp.	776	58,712
Yamada Denki Company, Ltd.	221,080	736,854
Zale Corp. (I)	10,146	212,153
Zumiez, Inc. (I)	6,912	167,547

		209,183,711
Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG	50,470	5,457,280
Asics Corp.	39,137	769,378
Burberry Group PLC	106,956	2,486,655
Carter’s, Inc.	34,134	2,650,505
Christian Dior SA	13,152	2,526,055
Cie Financiere Richemont SA	125,940	12,032,076
Coach, Inc.	95,828	4,758,818
Columbia Sportswear Company	4,000	330,600
Crocs, Inc. (I)	27,489	428,828
Deckers Outdoor Corp. (I) (L)	22,039	1,757,169

225

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Fossil Group, Inc. (I)	16,606	$1,936,426
G-III Apparel Group, Ltd. (I)	5,240	375,079
Hanesbrands, Inc.	63,320	4,842,714
Hugo Boss AG	7,633	1,016,327
Iconix Brand Group, Inc. (I)	16,078	631,383
Kate Spade & Company (I)	115,869	4,297,581
Kering	18,255	3,722,102
Li & Fung, Ltd.	1,412,227	2,092,744
Luxottica Group SpA	40,324	2,329,956
LVMH Moet Hennessy Louis Vuitton SA	61,249	11,099,069
Michael Kors Holdings, Ltd. (I)	61,911	5,774,439
Movado Group, Inc.	5,593	254,761
NIKE, Inc., Class B	256,655	18,956,538
Oxford Industries, Inc.	4,212	329,378
Perry Ellis International, Inc. (I)	4,401	60,470
PVH Corp.	28,017	3,495,681
Quiksilver, Inc. (I)	41,469	311,432
Ralph Lauren Corp.	20,393	3,281,845
RG Barry Corp.	3,867	73,009
Skechers U.S.A., Inc., Class A (I)	12,049	440,270
Steven Madden, Ltd. (I)	18,749	674,589
The Jones Group, Inc.	25,032	374,729
The Swatch Group AG, Bearer Shares	7,443	4,669,241
The Swatch Group AG, Registered Shares	10,455	1,212,407
Tumi Holdings, Inc. (I)	15,023	339,970
Under Armour, Inc., Class A (I)	51,213	5,871,058
Unifi, Inc. (I)	4,752	109,629
Vera Bradley, Inc. (I) (L)	7,089	191,332
VF Corp.	121,617	7,525,660
Vince Holding Corp. (I)	3,631	95,713
Wolverine World Wide, Inc. (L)	31,203	890,846
Yue Yuen Industrial Holdings, Ltd.	181,665	593,145

		121,066,887

		1,258,478,019
Consumer Staples - 8.8%
Beverages - 1.8%
Anheuser-Busch InBev NV	193,906	20,421,250
Asahi Group Holdings, Ltd.	93,212	2,613,273
Beam, Inc.	57,060	4,753,098
Brown-Forman Corp., Class B	56,010	5,023,537
Carlsberg A/S, Class B	25,796	2,564,324
Coca-Cola Amatil, Ltd.	138,073	1,414,918
Coca-Cola Bottling Company Consolidated	1,610	136,818
Coca-Cola Enterprises, Inc.	82,051	3,918,756
Coca-Cola HBC AG	9,996	249,212
Coca-Cola HBC AG	38,174	945,933
Coca-Cola West Company, Ltd.	15,012	262,215
Constellation Brands, Inc., Class A (I)	57,548	4,889,854
Craft Brew Alliance, Inc. (I)	3,849	58,774
Diageo PLC	605,669	18,811,520
Dr. Pepper Snapple Group, Inc.	68,163	3,712,157
Heineken Holding NV	24,335	1,571,317
Heineken NV	55,610	3,869,754
Kirin Holdings Company, Ltd.	209,590	2,900,598
Molson Coors Brewing Company, Class B	54,277	3,194,744
Monster Beverage Corp. (I)	46,650	3,239,843
National Beverage Corp. (I)	3,586	69,963
PepsiCo, Inc.	525,255	43,858,793
Pernod Ricard SA	51,228	5,961,662
Remy Cointreau SA	5,989	480,404
SABMiller PLC	232,285	11,614,772
Suntory Beverage & Food, Ltd.	33,500	1,154,180

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
The Boston Beer
Company, Inc., Class A (I) (L)	2,552	$624,551
The Coca-Cola Company	1,307,191	50,536,004
Treasury Wine Estates, Ltd.	155,316	510,206

		199,362,430
Food & Staples Retailing - 1.9%
Aeon Company, Ltd.	152,604	1,717,616
Carrefour SA	148,465	5,743,267
Casey’s General Stores, Inc.	11,837	800,063
Casino Guichard Perrachon SA	13,610	1,618,183
Colruyt SA	18,265	1,006,855
Costco Wholesale Corp.	151,755	16,947,998
CVS Caremark Corp.	407,960	30,539,886
Delhaize Group SA	24,705	1,806,729
Distribuidora Internacional
de Alimentacion SA	141,118	1,290,489
Fairway Group Holdings Corp. (I) (L)	5,357	40,927
FamilyMart Company, Ltd.	14,303	628,989
Ingles Markets, Inc., Class A	4,171	99,353
J Sainsbury PLC	298,032	1,571,647
Jeronimo Martins SGPS SA	60,642	1,017,615
Koninklijke Ahold NV	224,498	4,509,293
Lawson, Inc.	15,692	1,110,354
Metcash, Ltd.	211,887	513,858
Metro AG (I)	31,262	1,275,218
Natural Grocers by
Vitamin Cottage, Inc. (I) (L)	2,772	121,026
Olam International, Ltd. (L)	354,781	628,228
Pricesmart, Inc. (L)	5,878	593,267
Rite Aid Corp. (I)	227,442	1,426,061
Roundy’s, Inc. (I)	8,469	58,267
Safeway, Inc.	79,044	2,919,885
Seven & I Holdings Company, Ltd.	181,752	6,925,564
Spartan Stores, Inc.	11,475	266,335
SUPERVALU, Inc. (I) (L)	188,345	1,288,280
Susser Holdings Corp. (I) (L)	5,580	348,583
Sysco Corp.	201,872	7,293,635
Tesco PLC	1,950,549	9,620,339
The Andersons, Inc.	8,764	519,179
The Chefs’ Warehouse, Inc. (I)	5,302	113,463
The Kroger Company	178,293	7,782,489
The Pantry, Inc. (I)	7,822	119,989
United Natural Foods, Inc. (I)	46,946	3,329,410
Village Super Market, Inc., Class A	2,380	62,832
Wal-Mart Stores, Inc.	558,235	42,665,901
Walgreen Company	301,591	19,914,054
Weis Markets, Inc.	3,385	166,711
Wesfarmers, Ltd.	275,835	10,568,760
Whole Foods Market, Inc.	128,406	6,511,468
WM Morrison Supermarkets PLC	534,754	1,901,445
Woolworths, Ltd.	302,655	10,036,621

		207,420,132
Food Products - 2.3%
Ajinomoto Company, Inc.	140,736	2,014,227
Annie’s, Inc. (I) (L)	4,290	172,415
Archer-Daniels-Midland Company	227,172	9,856,993
Aryzta AG (I)	21,023	1,858,964
Associated British Foods PLC	85,961	3,988,780
B&G Foods, Inc.	16,527	497,628
Barry Callebaut AG (I)	528	712,065
Boulder Brands, Inc. (I)	18,694	329,388
Cal-Maine Foods, Inc.	4,707	295,505

226

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Calavo Growers, Inc.	4,058	$144,384
Calbee, Inc.	17,700	417,057
Campbell Soup Company (L)	61,065	2,740,597
Chiquita Brands International, Inc. (I)	14,736	183,463
ConAgra Foods, Inc.	145,098	4,502,391
Danone SA	137,025	9,680,445
Darling International, Inc. (I)	49,260	986,185
Dean Foods Company (L)	60,474	934,928
Diamond Foods, Inc. (I)	7,085	247,479
Flowers Foods, Inc.	111,568	2,393,134
Fresh Del Monte Produce, Inc.	11,683	322,100
General Mills, Inc.	215,538	11,169,179
Golden Agri-Resources, Ltd.	1,701,145	778,278
Hillshire Brands Company	77,941	2,904,082
Hormel Foods Corp.	46,812	2,306,427
Ingredion, Inc.	47,427	3,228,830
Inventure Foods, Inc. (I)	5,712	79,854
J&J Snack Foods Corp.	4,708	451,827
John B. Sanfilippo & Son, Inc.	3,212	73,940
Kellogg Company	88,631	5,558,050
Kerry Group PLC	34,709	2,649,436
Kerry Group PLC (London Exchange)	1,204	91,589
Keurig Green Mountain, Inc.	44,561	4,705,196
Kikkoman Corp.	38,188	720,900
Kraft Foods Group, Inc.	205,799	11,545,324
Lancaster Colony Corp.	18,100	1,799,502
Limoneira Company (L)	3,482	78,972
Lindt & Spruengli AG	208	1,031,531
Lindt & Spruengli AG	24	1,413,559
McCormick & Company, Inc.	45,320	3,251,257
Mead Johnson Nutrition Company	69,600	5,786,544
MEIJI Holdings Company, Ltd.	14,875	937,645
Mondelez International, Inc., Class A	586,863	20,276,117
Nestle SA	778,080	58,565,762
Nippon Meat Packers, Inc.	41,882	623,448
Nisshin Seifun Group, Inc.	50,400	553,591
Nissin Food Products Company, Ltd.	14,299	645,296
Omega Protein Corp. (I)	6,595	79,602
Orkla ASA	184,212	1,570,427
Pilgrim’s Pride Corp. (I)	18,808	393,463
Post Holdings, Inc. (I)	34,184	1,884,222
Sanderson Farms, Inc.	7,188	564,186
Seaboard Corp. (I)	75	196,609
Seneca Foods Corp., Class A (I)	3,085	97,116
Snyder’s-Lance, Inc.	14,939	421,130
Suedzucker AG	19,666	560,879
Tate & Lyle PLC	112,235	1,250,023
The Hain Celestial Group, Inc. (I)	43,685	3,995,867
The Hershey Company	51,776	5,405,414
The J.M. Smucker Company	35,819	3,483,040
The WhiteWave Foods Company, Class A (I)	110,504	3,153,784
Tootsie Roll Industries, Inc. (L)	19,622	587,483
Toyo Suisan Kaisha, Ltd.	21,543	719,836
TreeHouse Foods, Inc. (I)	11,301	813,559
Tyson Foods, Inc., Class A	92,801	4,084,172
Unilever NV	393,106	16,170,243
Unilever PLC	309,679	13,244,840
Wilmar International, Ltd.	463,261	1,276,507
Yakult Honsha Company, Ltd.	21,166	1,062,481
Yamazaki Baking Company, Ltd.	26,390	312,033

		244,831,180
Household Products - 1.4%
Central Garden & Pet Company, Class A (I)	14,080	116,442

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Church & Dwight Company, Inc.	87,333	$6,032,090
Colgate-Palmolive Company	301,130	19,534,303
Energizer Holdings, Inc.	39,869	4,016,403
Harbinger Group, Inc. (I)	10,344	126,507
Henkel AG & Company, KGaA	31,341	3,151,904
Kimberly-Clark Corp.	130,893	14,430,953
Orchids Paper Products Company	2,346	71,788
Reckitt Benckiser Group PLC	156,315	12,756,080
Spectrum Brands Holdings, Inc.	6,660	530,802
Svenska Cellulosa AB, B Shares	141,581	4,169,721
The Clorox Company (L)	45,125	3,971,451
The Procter & Gamble Company	935,383	75,391,870
Unicharm Corp.	27,422	1,463,146
WD-40 Company	4,891	379,395

		146,142,855
Personal Products - 0.2%
Avon Products, Inc.	150,807	2,207,814
Beiersdorf AG	24,318	2,371,827
Elizabeth Arden, Inc. (I) (L)	8,097	238,942
Inter Parfums, Inc.	5,128	185,685
Kao Corp.	124,404	4,405,634
L’Oreal SA	58,356	9,627,593
Lifevantage Corp. (I) (L)	35,461	46,454
Medifast, Inc. (I)	4,489	130,585
Nature’s Sunshine Products, Inc. (L)	3,834	52,833
Nutraceutical International Corp. (I)	3,098	80,517
Revlon, Inc., Class A (I)	3,697	94,458
Shiseido Company, Ltd.	86,746	1,528,354
Star Scientific, Inc. (I) (L)	55,890	43,857
Synutra International, Inc. (I)	5,707	38,180
The Estee Lauder Companies, Inc., Class A	88,165	5,896,475
The Female Health Company (L)	8,140	63,166
USANA Health Sciences, Inc. (I) (L)	1,854	139,680

		27,152,054
Tobacco - 1.2%
Alliance One International, Inc. (I)	30,467	88,964
Altria Group, Inc.	687,565	25,735,558
British American Tobacco PLC	455,808	25,427,586
Imperial Tobacco Group PLC	233,219	9,430,813
Japan Tobacco, Inc.	265,323	8,327,798
Lorillard, Inc.	124,994	6,759,676
Philip Morris International, Inc.	546,840	44,769,791
Reynolds American, Inc.	107,529	5,744,199
Swedish Match AB	48,699	1,594,241
Universal Corp. (L)	21,998	1,229,468
Vector Group, Ltd. (L)	19,522	420,504

		129,528,598

		954,437,249
Energy - 8.3%
Energy Equipment & Services - 1.6%
Aker Solutions ASA	39,870	620,520
AMEC PLC	71,731	1,343,425
Atwood Oceanics, Inc. (I)	36,774	1,853,042
Baker Hughes, Inc.	150,805	9,805,341
Basic Energy Services, Inc. (I)	9,314	255,297
Bolt Technology Corp.	3,395	67,119
Bristow Group, Inc.	11,165	843,181
C&J Energy Services, Inc. (I) (L)	14,060	409,990
Cal Dive International, Inc. (I) (L)	34,188	58,120
Cameron International Corp. (I)	74,762	4,618,049
CARBO Ceramics, Inc. (L)	18,754	2,587,864

227

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
CGG SA (I)	38,210	$612,362
Dawson Geophysical Company	2,823	79,072
Diamond Offshore Drilling, Inc. (L)	23,525	1,147,079
Dresser-Rand Group, Inc. (I)	48,561	2,836,448
Dril-Quip, Inc. (I)	25,915	2,905,072
Ensco PLC, Class A	80,523	4,250,004
Era Group, Inc. (I)	6,439	188,727
Exterran Holdings, Inc.	17,862	783,785
FMC Technologies, Inc. (I)	81,386	4,255,674
Forum Energy Technologies, Inc. (I)	12,160	376,717
Fugro NV (L)	16,991	1,043,980
Geospace Technologies Corp. (I)	4,042	267,459
Gulf Island Fabrication, Inc.	5,020	108,482
Gulfmark Offshore, Inc., Class A	8,322	373,991
Halliburton Company	293,512	17,284,922
Helix Energy Solutions Group, Inc. (I)	95,694	2,199,048
Helmerich & Payne, Inc.	37,379	4,020,485
Hercules Offshore, Inc. (I)	49,766	228,426
Hornbeck Offshore Services, Inc. (I)	11,111	464,551
ION Geophysical Corp. (I)	43,067	181,312
Key Energy Services, Inc. (I)	47,540	439,270
Matrix Service Company (I)	8,212	277,401
Mitcham Industries, Inc. (I)	4,616	64,347
Nabors Industries, Ltd.	90,140	2,221,951
National Oilwell Varco, Inc.	147,778	11,507,473
Natural Gas Services Group, Inc. (I)	4,043	121,856
Newpark Resources, Inc. (I)	26,660	305,257
Noble Corp. PLC	88,480	2,896,835
Nuverra Environmental Solutions, Inc. (I) (L)	4,721	95,789
Oceaneering International, Inc.	68,886	4,950,148
Oil States International, Inc. (I)	33,957	3,348,160
Parker Drilling Company (I)	37,058	262,741
Patterson-UTI Energy, Inc.	91,831	2,909,206
Petrofac, Ltd.	62,574	1,501,966
PHI, Inc. (I)	3,549	157,008
Pioneer Energy Services Corp. (I)	19,631	254,221
RigNet, Inc. (I)	3,698	199,063
Rowan Companies PLC, Class A (I)	42,515	1,431,905
Saipem SpA	63,884	1,560,355
Schlumberger, Ltd.	450,974	43,969,965
SEACOR Holdings, Inc. (I)	6,233	538,656
Seadrill, Ltd.	90,593	3,189,512
Subsea 7 SA	63,628	1,180,827
Superior Energy Services, Inc.	101,091	3,109,559
Technip SA	24,542	2,529,904
Tenaris SA	113,976	2,518,552
Tesco Corp. (I)	9,400	173,900
TETRA Technologies, Inc. (I)	24,433	312,742
Tidewater, Inc.	31,594	1,536,100
Transocean, Ltd. (L)	117,029	4,837,979
Transocean, Ltd.	86,994	3,586,749
Unit Corp. (I)	27,894	1,823,710
Vantage Drilling Company (I)	64,365	110,064
Willbros Group, Inc. (I)	13,146	165,903
WorleyParsons, Ltd.	49,686	699,756

		170,858,374
Oil, Gas & Consumable Fuels - 6.7%
Abraxas Petroleum Corp. (I)	26,833	106,259
Adams Resources & Energy, Inc.	764	44,251
Alon USA Energy, Inc.	7,245	108,240
Alpha Natural Resources, Inc. (I) (L)	209,093	888,645
Amyris, Inc. (I) (L)	10,007	37,326
Anadarko Petroleum Corp.	173,810	14,732,136

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp.	136,188	$11,296,795
Apco Oil and Gas International, Inc. (I)	3,412	49,303
Approach Resources, Inc. (I) (L)	11,025	230,533
Arch Coal, Inc. (L)	66,265	319,397
Athlon Energy, Inc. (I)	5,643	200,044
BG Group PLC	822,510	15,355,688
Bill Barrett Corp. (I) (L)	46,581	1,192,474
Bonanza Creek Energy, Inc. (I)	9,161	406,748
BP PLC	4,499,790	36,156,038
BPZ Resources, Inc. (I) (L)	39,124	124,414
Cabot Oil & Gas Corp.	145,564	4,931,708
Callon Petroleum Company (I)	13,302	111,338
Caltex Australia, Ltd.	32,730	669,723
Carrizo Oil & Gas, Inc. (I)	14,145	756,192
Chesapeake Energy Corp.	174,401	4,468,154
Chevron Corp.	658,638	78,318,645
Cimarex Energy Company	55,408	6,599,647
Clayton Williams Energy, Inc. (I)	1,852	209,295
Clean Energy Fuels Corp. (I) (L)	21,624	193,319
Cloud Peak Energy, Inc. (I)	18,993	401,512
Comstock Resources, Inc.	15,069	344,327
ConocoPhillips	423,029	29,760,090
CONSOL Energy, Inc.	78,734	3,145,423
Contango Oil & Gas Company (I)	4,749	226,717
Delek Group, Ltd.	983	392,655
Delek US Holdings, Inc.	11,539	335,093
Denbury Resources, Inc.	122,954	2,016,446
Devon Energy Corp.	132,151	8,844,866
Diamondback Energy, Inc. (I)	6,064	408,168
Emerald Oil, Inc. (I) (L)	17,799	119,609
Endeavour International Corp. (I) (L)	15,210	49,433
Energen Corp.	46,301	3,741,584
Energy XXI Bermuda, Ltd. (L)	22,668	534,285
Eni SpA	613,843	15,392,964
Enlink Midstream LLC	14,826	503,194
EOG Resources, Inc.	94,233	18,485,688
EPL Oil & Gas, Inc. (I) (L)	9,392	362,531
EQT Corp.	52,087	5,050,876
Equal Energy, Ltd.	12,374	56,673
Evolution Petroleum Corp.	5,860	74,598
EXCO Resources, Inc. (L)	53,093	297,321
Exxon Mobil Corp.	1,490,804	145,621,735
Forest Oil Corp. (I)	38,714	73,944
Frontline, Ltd. (I) (L)	16,622	65,324
FX Energy, Inc. (I) (L)	19,061	63,664
Galp Energia SGPS SA	83,625	1,443,513
GasLog, Ltd.	9,177	213,732
Gastar Exploration, Inc. (I)	17,563	96,070
Goodrich Petroleum Corp. (I) (L)	10,072	159,339
Green Plains Renewable Energy, Inc.	7,893	236,474
Gulf Coast Ultra Deep Royalty Trust (I)	33,747	102,928
Gulfport Energy Corp. (I)	54,267	3,862,725
Halcon Resources Corp. (I) (L)	72,302	313,068
Hess Corp.	94,297	7,815,335
HollyFrontier Corp.	126,695	6,028,148
Idemitsu Kosan Company, Ltd.	21,500	442,272
Inpex Corp.	211,554	2,747,086
Japan Petroleum Exploration Company	6,954	231,534
Jones Energy, Inc., Class A (I)	4,013	60,757
JX Holdings, Inc.	541,337	2,609,803
Kinder Morgan, Inc. (L)	231,194	7,511,493
Knightsbridge Tankers, Ltd. (L)	9,972	135,121
Kodiak Oil & Gas Corp. (I)	82,506	1,001,623

228

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Koninklijke Vopak NV	16,956	$946,434
Lundin Petroleum AB (I)	53,629	1,103,982
Magnum Hunter Resources Corp. (I) (L)	53,604	455,634
Marathon Oil Corp.	240,521	8,543,306
Marathon Petroleum Corp.	101,630	8,845,875
Matador Resources Company (I)	18,152	444,542
Midstates Petroleum Company, Inc. (I) (L)	11,293	60,530
Miller Energy Resources, Inc. (I) (L)	9,471	55,689
Murphy Oil Corp.	59,437	3,736,210
Neste Oil OYJ (L)	31,213	636,196
Newfield Exploration Company (I)	48,029	1,506,189
Noble Energy, Inc.	124,196	8,822,884
Nordic American Tankers, Ltd. (L)	23,298	229,252
Northern Oil and Gas, Inc. (I) (L)	20,080	293,570
Occidental Petroleum Corp.	274,193	26,127,851
OMV AG	35,512	1,611,946
ONEOK, Inc.	72,153	4,275,065
Origin Energy, Ltd.	265,619	3,527,947
Panhandle Oil and Gas, Inc., Class A	2,580	112,514
PDC Energy, Inc. (I)	11,100	691,086
Peabody Energy Corp.	92,823	1,516,728
Penn Virginia Corp. (I) (L)	17,202	300,863
Petroquest Energy, Inc. (I)	19,085	108,785
Phillips 66	202,736	15,622,836
Pioneer Natural Resources Company	49,318	9,229,371
QEP Resources, Inc.	61,986	1,824,868
Quicksilver Resources, Inc. (I) (L)	39,410	103,648
Range Resources Corp.	56,432	4,682,163
Renewable Energy Group, Inc. (I) (L)	7,011	83,992
Rentech, Inc. (I)	74,767	142,057
Repsol SA	210,081	5,365,339
Resolute Energy Corp. (I) (L)	22,040	158,688
REX American Resources Corp. (I)	1,779	101,492
Rex Energy Corp. (I)	14,104	263,886
Rosetta Resources, Inc. (I)	58,115	2,706,997
Royal Dutch Shell PLC, B Shares	598,252	23,356,001
Royal Dutch Shell PLC, Class A	931,456	34,033,334
Sanchez Energy Corp. (I) (L)	11,755	348,301
Santos, Ltd.	234,489	2,939,702
Scorpio Tankers, Inc.	57,270	570,982
SemGroup Corp., Class A	13,019	855,088
Ship Finance International, Ltd. (L)	16,669	299,542
Showa Shell Sekiyu KK	46,073	411,393
SM Energy Company	42,699	3,044,012
Solazyme, Inc. (I) (L)	14,999	174,138
Southwestern Energy Company (I)	121,273	5,579,771
Spectra Energy Corp.	231,317	8,544,850
Statoil ASA	269,318	7,598,730
Stone Energy Corp. (I)	15,576	653,725
Swift Energy Company (I) (L)	13,673	147,121
Synergy Resources Corp. (I)	15,964	171,613
Targa Resources Corp.	10,155	1,007,985
Teekay Tankers, Ltd., Class A (L)	20,864	73,859
Tesoro Corp.	44,989	2,275,994
The Williams Companies, Inc.	236,209	9,585,361
TonenGeneral Sekiyu KK	67,557	596,089
Total SA	516,116	33,973,088
Triangle Petroleum Corp. (I) (L)	21,885	180,332
Tullow Oil PLC	219,486	2,742,897
Ur-Energy, Inc. (I) (L)	41,493	64,314
Uranium Energy Corp. (I) (L)	29,316	38,697
VAALCO Energy, Inc. (I)	18,710	159,971
Valero Energy Corp.	183,738	9,756,488

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.	10,877	$188,281
Warren Resources, Inc. (I)	24,802	119,050
Western Refining, Inc. (L)	16,778	647,631
Westmoreland Coal Company (I)	3,931	117,065
Woodside Petroleum, Ltd.	159,031	5,758,420
World Fuel Services Corp.	45,768	2,018,369
WPX Energy, Inc. (I)	128,457	2,316,080

		723,472,742

		894,331,116
Financials - 19.5%
Banks - 8.1%
1st Source Corp.	4,981	159,840
1st United Bancorp, Inc.	12,257	93,889
Ameris Bancorp (I)	8,287	193,087
Ames National Corp.	2,853	62,880
Aozora Bank, Ltd.	258,064	734,762
Arrow Financial Corp. (L)	4,693	124,083
Associated Banc-Corp.	102,485	1,850,879
Australia & New Zealand
Banking Group, Ltd. (I)	662,087	20,367,738
Banca Monte dei Paschi di Siena SpA (I)	1,554,947	568,888
BancFirst Corp.	2,371	134,270
Banco Bilbao Vizcaya Argentaria SA	1,396,033	16,786,191
Banco de Sabadell SA	827,210	2,557,382
Banco Espirito Santo SA (I)	438,192	820,589
Banco Latinoamericano de
Comercio Exterior SA	9,422	248,835
Banco Popular Espanol SA	397,446	3,005,297
Banco Santander SA	2,798,169	26,711,752
BancorpSouth, Inc.	83,133	2,075,000
Bank Hapoalim, Ltd.	254,669	1,453,908
Bank Leumi Le-Israel BM (I)	302,179	1,179,408
Bank of America Corp.	3,646,136	62,713,539
Bank of East Asia, Ltd.	301,739	1,181,532
Bank of Hawaii Corp.	28,358	1,718,778
Bank of Ireland (I)	5,467,440	2,328,314
Bank of Kentucky Financial Corp.	2,540	95,352
Bank of Marin Bancorp, Class A	2,810	126,506
Bank of Queensland, Ltd. (I)	75,529	902,416
Bank of the Ozarks, Inc.	9,679	658,753
Bankia SA (I)	972,541	2,055,273
Banner Corp.	6,169	254,224
Barclays PLC	3,691,378	14,364,931
BB&T Corp.	245,079	9,844,823
BBCN Bancorp, Inc.	24,952	427,677
Bendigo and Adelaide Bank, Ltd.	98,683	1,042,490
BNC Bancorp	6,476	112,229
BNP Paribas SA	240,238	18,522,138
BOC Hong Kong Holdings, Ltd.	893,152	2,544,557
Boston Private Financial Holdings, Inc.	25,003	338,291
Bridge Bancorp, Inc.	4,548	121,477
Bridge Capital Holdings (I)	3,745	88,981
Bryn Mawr Bank Corp.	4,951	142,242
CaixaBank SA	418,909	2,696,536
Camden National Corp.	2,933	120,840
Capital Bank Financial Corp., Class A (I)	7,772	195,155
Capital City Bank Group, Inc.	5,865	77,887
Cardinal Financial Corp.	10,524	187,643
Cathay General Bancorp	71,868	1,810,355
Center Bancorp, Inc.	4,744	90,136
Centerstate Banks, Inc.	10,657	116,374
Central Pacific Financial Corp.	7,175	144,935

229

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Chemical Financial Corp.	9,407	$305,257
Citigroup, Inc.	1,047,666	49,868,902
Citizens & Northern Corp.	3,922	77,303
City Holding Company (L)	5,109	229,190
City National Corp.	30,291	2,384,508
CNB Financial Corp.	4,485	79,295
CoBiz Financial, Inc.	12,487	143,850
Columbia Banking System, Inc.	16,193	461,824
Comerica, Inc.	62,400	3,232,320
Commerce Bancshares, Inc.	51,924	2,410,312
Commerzbank AG (I)	233,487	4,294,784
Commonwealth Bank of Australia	388,976	28,002,170
Community Bank Systems, Inc.	12,653	493,720
Community Trust Bancorp, Inc.	4,696	194,790
Credit Agricole SA (I)	241,479	3,805,765
CU Bancorp (I)	4,006	73,710
Cullen/Frost Bankers, Inc.	33,645	2,608,497
Customers Bancorp, Inc. (I)	6,696	139,746
CVB Financial Corp.	28,877	459,144
Danske Bank A/S	158,176	4,401,217
DBS Group Holdings, Ltd.	413,810	5,331,545
DNB ASA	235,873	4,098,615
Eagle Bancorp, Inc. (I)	7,048	254,433
East West Bancorp, Inc.	91,200	3,328,800
Enterprise Financial Services Corp.	6,800	136,476
Erste Group Bank AG	62,223	2,128,616
Fidelity Southern Corp. (L)	5,318	74,292
Fifth Third Bancorp	293,895	6,744,890
Financial Institutions, Inc.	4,785	110,151
First Bancorp North Carolina	5,228	99,332
First BanCorp Puerto Rico (I)	22,381	121,753
First Bancorp, Inc.	3,045	49,634
First Busey Corp.	21,377	123,987
First Commonwealth Financial Corp.	30,941	279,707
First Community Bancshares, Inc.	6,434	105,260
First Connecticut Bancorp, Inc.	6,845	107,193
First Financial Bancorp	18,880	339,462
First Financial Bankshares, Inc. (L)	9,900	611,721
First Financial Corp.	4,137	139,334
First Financial Holdings, Inc.	7,630	477,791
First Horizon National Corp.	150,533	1,857,577
First Interstate Bancsystem, Inc.	5,962	168,248
First Merchants Corp.	11,184	242,022
First Midwest Bancorp, Inc.	23,420	400,014
First Niagara Financial Group, Inc.	225,406	2,130,087
First Security Group, Inc. (I)	24,711	51,399
FirstMerit Corp.	156,550	3,260,937
Flushing Financial Corp.	10,631	223,995
FNB Corp.	48,639	651,763
Fukuoka Financial Group, Inc.	186,078	764,336
Fulton Financial Corp.	122,001	1,534,773
German American Bancorp, Inc.	3,955	114,260
Glacier Bancorp, Inc.	22,534	655,063
Great Southern Bancorp, Inc.	3,863	116,006
Hancock Holding Company	78,824	2,888,900
Hang Seng Bank, Ltd.	184,551	2,939,357
Hanmi Financial Corp.	10,116	235,703
Heartland Financial USA, Inc.	5,144	138,837
Heritage Commerce Corp.	7,221	58,201
Heritage Financial Corp.	6,709	113,516
Heritage Oaks Bancorp (I)	8,845	71,468
Hokuhoku Financial Group, Inc.	279,308	535,541
Home BancShares, Inc.	14,141	486,733

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Home Federal Bancorp, Inc.	5,712	$88,879
HomeTrust Bancshares, Inc. (I)	8,119	128,118
Horizon Bancorp	3,666	81,678
HSBC Holdings PLC	4,523,940	45,806,769
Hudson Valley Holding Corp.	4,931	93,936
Huntington Bancshares, Inc.	287,455	2,865,926
Iberiabank Corp.	9,300	652,395
Independent Bank Corp.	7,625	300,196
International Bancshares Corp.	53,044	1,330,344
Intesa Sanpaolo SpA	2,805,720	9,520,347
Investors Bancorp, Inc.	15,652	432,621
JPMorgan Chase & Company	1,306,444	79,314,215
KBC Groep NV (I)	60,377	3,718,377
KeyCorp	307,489	4,378,643
Lakeland Bancorp, Inc.	12,686	142,718
Lakeland Financial Corp.	5,485	220,607
Lloyds Banking Group PLC (I)	12,054,652	15,080,604
M&T Bank Corp. (L)	45,083	5,468,568
MainSource Financial Group, Inc.	5,960	101,916
MB Financial, Inc.	17,249	534,029
Metro Bancorp, Inc. (I)	4,195	88,682
MidWestOne Financial Group, Inc.	2,582	65,170
Mitsubishi UFJ Financial Group, Inc.	3,075,176	16,934,319
Mizrahi Tefahot Bank, Ltd.	30,403	415,866
Mizuho Financial Group, Inc.	5,546,343	10,992,035
National Australia Bank, Ltd. (I)	566,963	18,692,845
National Bank Holdings Corp.	14,788	296,795
National Bankshares, Inc. (L)	2,324	84,849
National Penn Bancshares, Inc.	37,205	388,792
Natixis	223,698	1,642,882
NBT Bancorp, Inc.	13,779	337,034
NewBridge Bancorp (I)	11,162	79,697
Nordea Bank AB	733,023	10,398,375
OFG Bancorp (L)	14,376	247,123
Old National Bancorp	32,002	477,150
OmniAmerican Bancorp, Inc.	4,611	105,085
Oversea-Chinese Banking Corp., Ltd.	622,663	4,707,469
Pacific Continental Corp.	6,898	94,916
Pacific Premier Bancorp, Inc. (I)	6,357	102,602
PacWest Bancorp (L)	11,878	510,873
Park National Corp. (L)	3,767	289,645
Park Sterling Corp.	14,173	94,250
Penns Woods Bancorp, Inc.	2,179	106,292
Peoples Bancorp, Inc.	4,345	107,452
Pinnacle Financial Partners, Inc.	10,959	410,853
Preferred Bank (I)	4,724	122,635
PrivateBancorp, Inc.	20,276	618,621
Prosperity Bancshares, Inc.	54,868	3,629,518
Raiffeisen Bank International AG	28,298	944,296
Regions Financial Corp.	490,373	5,448,044
Renasant Corp.	9,673	281,001
Republic Bancorp, Inc., Class A	3,697	83,552
Resona Holdings, Inc.	532,182	2,571,785
Royal Bank of Scotland Group PLC (I)	522,563	2,711,159
S&T Bancorp, Inc.	7,854	186,140
Sandy Spring Bancorp, Inc.	8,104	202,438
Seacoast Banking Corp. of Florida (I)	7,157	78,727
Seven Bank, Ltd.	144,990	568,998
Shinsei Bank, Ltd.	397,237	779,869
Sierra Bancorp	4,169	66,370
Signature Bank (I)	30,119	3,782,645
Simmons First National Corp., Class A	5,385	200,699
Skandinaviska Enskilda Banken AB, Series A	366,612	5,036,254

230

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Societe Generale SA	173,438	$10,676,072
Southside Bancshares, Inc.	6,223	195,278
Southwest Bancorp, Inc.	6,955	122,825
Standard Chartered PLC	585,531	12,243,817
State Bank Financial Corp.	10,747	190,114
Sterling Bancorp	26,094	330,350
Sterling Financial Corp.	10,659	355,264
Suffolk Bancorp (I)	4,846	108,066
Sumitomo Mitsui Financial Group, Inc.	307,012	13,159,733
Sumitomo Mitsui Trust Holdings, Inc.	799,956	3,619,437
Sun Bancorp, Inc. (I)	16,090	54,062
SunTrust Banks, Inc.	184,570	7,344,040
Suruga Bank, Ltd.	44,088	776,635
Susquehanna Bancshares, Inc.	58,334	664,424
SVB Financial Group (I)	29,205	3,761,020
Svenska Handelsbanken AB, Class A (L)	120,458	6,053,200
Swedbank AB, Class A	218,542	5,866,916
SY Bancorp, Inc.	5,024	158,959
Synovus Financial Corp.	619,322	2,099,502
Taylor Capital Group, Inc. (I)	5,714	136,679
TCF Financial Corp.	105,350	1,755,131
Texas Capital Bancshares, Inc. (I)	12,701	824,803
The Bancorp, Inc. (I)	10,454	196,640
The Bank of Kyoto, Ltd.	78,355	645,819
The Bank of Yokohama, Ltd.	283,776	1,415,517
The Chiba Bank, Ltd.	179,129	1,102,578
The Chugoku Bank, Ltd.	38,312	510,569
The First of Long Island Corp.	3,094	125,647
The Gunma Bank, Ltd.	91,025	495,083
The Hachijuni Bank, Ltd.	101,874	578,925
The Hiroshima Bank, Ltd.	120,000	501,028
The Iyo Bank, Ltd.	61,959	591,433
The Joyo Bank, Ltd.	158,685	790,941
The Nishi-Nippon City Bank, Ltd.	164,559	369,890
The PNC Financial Services Group, Inc.	184,339	16,037,493
The Shizuoka Bank, Ltd.	136,299	1,328,255
Tompkins Financial Corp.	4,730	231,581
TowneBank (L)	7,318	113,502
Trico Bancshares	5,569	144,404
Trustmark Corp.	64,113	1,625,265
U.S. Bancorp	628,900	26,954,654
UMB Financial Corp.	11,109	718,752
Umpqua Holdings Corp. (L)	34,962	651,692
UniCredit SpA	1,047,732	9,577,351
Union First Market Bankshares Corp.	13,270	337,323
Unione di Banche Italiane SCPA	206,683	1,950,016
United Bankshares, Inc.	20,338	622,750
United Community Banks, Inc. (I)	13,544	262,889
United Overseas Bank, Ltd.	307,364	5,301,855
Univest Corp. of Pennsylvania	6,473	132,826
Valley National Bancorp (L)	127,468	1,326,942
ViewPoint Financial Group, Inc.	12,755	367,982
Washington Banking Company	6,035	107,302
Washington Trust Bancorp, Inc.	4,051	151,791
Webster Financial Corp.	85,561	2,657,525
Wells Fargo & Company	1,652,021	82,171,525
WesBanco, Inc.	8,293	263,966
West Bancorp, Inc.	5,402	82,056
WestAmerica Bancorp. (L)	25,491	1,378,553
Western Alliance Bancorp (I)	23,183	570,302
Westpac Banking Corp. (I)	750,250	24,122,527
Wilshire Bancorp, Inc.	21,424	237,806
Wintrust Financial Corp.	11,657	567,230

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Yadkin Financial Corp. (I)	5,270	$112,831
Yamaguchi Financial Group, Inc.	51,936	468,261
Zions Bancorporation	63,927	1,980,458

		877,743,844
Capital Markets - 2.1%
3i Group PLC	234,357	1,556,376
Aberdeen Asset Management PLC	231,426	1,508,340
Affiliated Managers Group, Inc. (I)	33,908	6,783,295
Ameriprise Financial, Inc.	65,876	7,250,971
Apollo Investment Corp.	68,981	573,232
Arlington Asset Investment Corp., Class A (L)	5,223	138,305
BGC Partners, Inc., Class A	39,287	256,937
BlackRock Kelso Capital Corp.	23,441	214,954
BlackRock, Inc.	43,332	13,627,047
Calamos Asset Management, Inc., Class A	7,397	95,643
Capital Southwest Corp.	4,518	156,865
Cohen & Steers, Inc. (L)	5,931	236,350
Cowen Group, Inc., Class A (I)	31,535	139,069
Credit Suisse Group AG (I)	365,714	11,837,454
Daiwa Securities Group, Inc. (I)	400,576	3,480,302
Deutsche Bank AG	245,987	11,024,777
Diamond Hill Investment Group, Inc.	968	127,234
E*TRADE Financial Corp. (I)	99,929	2,300,366
Eaton Vance Corp.	78,128	2,981,364
Evercore Partners, Inc., Class A	9,841	543,715
FBR & Company (I)	3,140	81,106
Federated Investors, Inc., Class B (L)	60,071	1,834,568
Fidus Investment Corp. (L)	5,275	101,860
Fifth Street Finance Corp.	42,931	406,127
Financial Engines, Inc.	15,247	774,243
Franklin Resources, Inc.	139,221	7,542,994
FXCM, Inc., Class A (L)	11,775	173,917
GAMCO Investors, Inc., Class A	2,001	155,378
GFI Group, Inc.	23,145	82,165
Gladstone Capital Corp.	8,540	86,083
Gladstone Investment Corp.	10,924	90,341
Golub Capital BDC, Inc.	11,809	210,673
Greenhill & Company, Inc. (L)	25,726	1,337,237
GSV Capital Corp. (I) (L)	6,483	65,738
Hargreaves Lansdown PLC	51,501	1,252,830
Hercules Technology Growth Capital, Inc. (L)	19,010	267,471
HFF, Inc., Class A	10,346	347,729
ICAP PLC	132,773	836,795
ICG Group, Inc. (I)	11,968	244,387
INTL. FCStone, Inc. (I)	5,012	94,276
Invesco, Ltd.	149,439	5,529,243
Investec PLC	139,447	1,128,868
Investment Technology Group, Inc. (I)	12,014	242,683
Janus Capital Group, Inc. (L)	142,391	1,547,790
Julius Baer Group, Ltd. (I)	53,983	2,397,424
KCAP Financial, Inc. (L)	10,811	93,623
KCG Holdings, Inc., Class A (I)	22,173	264,524
Ladenburg Thalmann
Financial Services, Inc. (I)	33,578	101,406
Legg Mason, Inc.	36,172	1,773,875
Macquarie Group, Ltd.	69,714	3,759,111
Main Street Capital Corp.	12,263	402,962
Manning & Napier, Inc.	5,551	93,090
MCG Capital Corp.	24,798	93,984
Medallion Financial Corp.	7,387	97,582
Mediobanca SpA (I)	124,685	1,427,204
Medley Capital Corp. (L)	12,899	175,555
Morgan Stanley	484,447	15,100,213

231

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
MVC Capital, Inc.	8,205	$111,178
New Mountain Finance Corp.	14,031	204,151
Nomura Holdings, Inc. (I)	876,034	5,619,653
Northern Trust Corp.	77,118	5,055,856
Oppenheimer Holdings, Inc., Class A	3,502	98,231
Partners Group Holding AG	4,183	1,174,951
PennantPark Floating Rate Capital, Ltd. (L)	6,316	87,287
PennantPark Investment Corp.	20,863	230,536
Piper Jaffray Companies (I)	5,240	239,992
Prospect Capital Corp.	85,145	919,566
Pzena Investment Management, Inc., Class A	4,015	47,257
Raymond James Financial, Inc.	78,842	4,409,633
Safeguard Scientifics, Inc. (I)	6,953	154,218
SBI Holdings, Inc.	48,690	586,780
Schroders PLC	24,534	1,064,026
SEI Investments Company	90,790	3,051,452
Solar Capital, Ltd.	14,371	313,000
Solar Senior Capital, Ltd.	5,606	95,919
State Street Corp.	148,894	10,355,578
Stifel Financial Corp. (I)	19,809	985,696
SWS Group, Inc. (I)	10,149	75,915
T. Rowe Price Group, Inc.	90,391	7,443,699
TCP Capital Corp. (L)	11,331	187,528
The Bank of New York Mellon Corp.	391,739	13,824,469
The Charles Schwab Corp.	403,182	11,018,964
The Goldman Sachs Group, Inc.	145,247	23,798,721
THL Credit, Inc.	11,162	154,036
TICC Capital Corp.	17,264	168,842
Triangle Capital Corp.	8,662	224,259
UBS AG (I)	880,610	18,222,760
Virtus Investment Partners, Inc. (I)	2,116	366,428
Waddell & Reed Financial, Inc., Class A	54,090	3,982,106
Walter Investment Management Corp. (I) (L)	11,597	345,939
Westwood Holdings Group, Inc.	2,367	148,387
WisdomTree Investments, Inc. (I) (L)	31,312	410,813

		230,225,477
Consumer Finance - 0.6%
Acom Company, Ltd. (I) (L)	97,010	309,962
AEON Credit Service Company, Ltd.	27,153	612,621
American Express Company	315,288	28,385,379
Capital One Financial Corp.	197,661	15,251,523
Cash America International, Inc.	9,066	351,036
Consumer Portfolio Services, Inc. (I)	6,631	45,356
Credit Acceptance Corp. (I)	2,195	312,019
Credit Saison Company, Ltd.	37,995	755,616
DFC Global Corp. (I)	13,249	116,989
Discover Financial Services	162,517	9,456,864
Encore Capital Group, Inc. (I) (L)	7,836	358,105
Ezcorp, Inc., Class A (I)	16,330	176,201
First Cash Financial Services, Inc. (I)	9,214	464,938
Green Dot Corp., Class A (I)	8,127	158,720
JGWPT Holdings, Inc., Class A (I)	4,134	75,487
Nelnet, Inc., Class A	7,304	298,734
Nicholas Financial, Inc.	4,234	66,601
Portfolio Recovery Associates, Inc. (I)	15,859	917,602
SLM Corp.	147,989	3,622,771
Springleaf Holdings, Inc. (I) (L)	7,684	193,253
World Acceptance Corp. (I) (L)	2,746	206,170

		62,135,947
Diversified Financial Services - 1.5%
ASX, Ltd.	46,677	1,564,086
Berkshire Hathaway, Inc., Class B (I)	621,063	77,614,243

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
CBOE Holdings, Inc.	55,038	$3,115,151
CME Group, Inc.	108,864	8,057,025
Deutsche Boerse AG	46,563	3,707,042
Eurazeo	7,508	674,312
EXOR SpA	23,776	1,067,039
First Pacific Company, Ltd.	571,275	568,668
Groupe Bruxelles Lambert SA	19,474	1,945,456
Hong Kong Exchanges & Clearing, Ltd.	266,246	4,043,468
Industrivarden AB, C Shares	30,006	581,726
ING Groep NV (I)	926,507	13,176,486
IntercontinentalExchange Group, Inc.	39,665	7,846,927
Investment AB Kinnevik, B Shares	53,952	1,993,041
Investor AB, B Shares	109,911	3,981,259
Japan Exchange Group, Inc.	59,600	1,456,848
Leucadia National Corp.	107,547	3,011,316
London Stock Exchange Group PLC	42,512	1,397,402
MarketAxess Holdings, Inc.	11,685	691,986
Marlin Business Services Corp.	3,034	63,138
McGraw-Hill Financial, Inc.	93,519	7,135,500
Mitsubishi UFJ Lease &
Finance Company, Ltd.	140,080	687,665
Moody’s Corp.	64,903	5,148,106
MSCI, Inc. (I)	74,250	3,194,235
NewStar Financial, Inc. (I)	7,251	100,499
ORIX Corp. (I)	312,500	4,404,369
Pargesa Holding SA	6,504	563,299
PHH Corp. (I)	17,905	462,665
PICO Holdings, Inc. (I)	7,574	196,848
Pohjola Bank PLC, A Shares	33,676	749,717
Singapore Exchange, Ltd.	206,648	1,141,979
The NASDAQ OMX Group, Inc.	39,793	1,469,953
Wendel SA	7,776	1,208,835

		163,020,289
Insurance - 3.7%
ACE, Ltd.	116,174	11,508,196
Admiral Group PLC	46,623	1,110,145
Aegon NV	437,329	4,028,287
Aflac, Inc.	157,399	9,922,433
Ageas	53,525	2,386,643
AIA Group, Ltd.	2,906,134	13,821,996
Alleghany Corp. (I)	10,652	4,339,412
Allianz SE	110,153	18,617,913
Ambac Financial Group, Inc. (I)	14,098	437,461
American Equity Investment Life
Holding Company	20,181	476,675
American Financial Group, Inc.	45,601	2,631,634
American International Group, Inc.	505,166	25,263,352
AMERISAFE, Inc.	5,926	260,211
AMP, Ltd.	713,615	3,303,039
Amtrust Financial Services, Inc. (L)	9,686	364,290
Aon PLC	103,922	8,758,546
Argo Group International Holdings, Ltd.	8,493	389,829
Arthur J. Gallagher & Company	85,213	4,054,435
Aspen Insurance Holdings, Ltd.	41,560	1,649,932
Assicurazioni Generali SpA	281,823	6,281,719
Assurant, Inc.	24,960	1,621,402
Aviva PLC	711,135	5,673,921
AXA SA	433,153	11,252,764
Baldwin & Lyons, Inc., Class B	3,534	92,909
Baloise Holding AG	11,452	1,441,589
Brown & Brown, Inc.	75,924	2,335,422
Cincinnati Financial Corp.	51,329	2,497,669
Citizens, Inc. (I)	12,332	91,257

232

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
CNO Financial Group, Inc.	69,400	$1,256,140
CNP Assurances	41,430	877,490
Crawford & Company, Class B	7,559	82,469
Delta Lloyd NV	46,210	1,281,028
Direct Line Insurance Group PLC	269,564	1,067,806
eHealth, Inc. (I)	5,763	292,760
Employers Holdings, Inc.	9,829	198,841
Enstar Group, Ltd. (I)	2,938	400,479
Everest Re Group, Ltd.	30,165	4,616,753
FBL Financial Group, Inc., Class A	3,137	135,895
Fidelity National Financial, Inc., Class A	175,950	5,531,868
First American Financial Corp.	101,240	2,687,922
Genworth Financial, Inc., Class A (I)	169,366	3,002,859
Gjensidige Forsikring ASA	48,274	980,152
Global Indemnity PLC (I)	3,177	83,682
Greenlight Capital Re, Ltd., Class A (I)	8,927	292,806
Hannover Rueckversicherung AG	14,541	1,300,701
Hartford Financial Services Group, Inc.	154,241	5,440,080
HCC Insurance Holdings, Inc.	63,480	2,887,705
HCI Group, Inc. (L)	3,111	113,240
Hilltop Holdings, Inc. (I)	19,449	462,692
Horace Mann Educators Corp.	12,465	361,485
Infinity Property & Casualty Corp.	3,731	252,328
Insurance Australia Group, Ltd.	554,578	2,868,314
Kemper Corp.	32,474	1,272,007
Legal & General Group PLC	1,427,852	4,874,858
Lincoln National Corp.	90,604	4,590,905
Loews Corp.	105,516	4,647,980
Maiden Holdings, Ltd.	15,766	196,760
Mapfre SA	258,141	1,089,223
Marsh & McLennan Companies, Inc.	189,299	9,332,441
Meadowbrook Insurance Group, Inc.	17,471	101,856
Mercury General Corp.	23,025	1,037,967
MetLife, Inc.	387,740	20,472,672
Montpelier Re Holdings, Ltd.	13,541	402,980
MS&AD Insurance Group Holdings	122,196	2,797,214
Muenchener Rueckversicherungs AG	43,277	9,456,763
National Interstate Corp.	2,413	64,693
National Western Life Insurance
Company, Class A	852	208,314
NKSJ Holdings, Inc.	80,078	2,055,956
Old Mutual PLC	1,181,602	3,966,701
Old Republic International Corp.	154,228	2,529,339
OneBeacon Insurance Group, Ltd., Class A	8,159	126,138
Platinum Underwriters Holdings, Ltd.	8,973	539,277
Primerica, Inc.	53,075	2,500,363
Principal Financial Group, Inc.	94,605	4,350,884
Protective Life Corp.	50,061	2,632,708
Prudential Financial, Inc.	159,743	13,522,245
Prudential PLC	617,570	13,076,702
QBE Insurance Group, Ltd.	296,002	3,517,668
Reinsurance Group of America, Inc.	45,055	3,587,730
RenaissanceRe Holdings, Ltd.	26,525	2,588,840
Resolution, Ltd.	342,123	1,704,514
RLI Corp. (L)	13,350	590,604
RSA Insurance Group PLC	887,535	1,327,080
Safety Insurance Group, Inc.	4,193	225,793
Sampo OYJ, Class A	101,131	5,249,679
SCOR SE	37,041	1,297,373
Selective Insurance Group, Inc.	17,654	411,691
Sony Financial Holdings, Inc.	41,916	685,406
StanCorp Financial Group, Inc.	27,905	1,864,054
Standard Life PLC	573,455	3,612,902

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
State Auto Financial Corp.	5,168	$110,130
Stewart Information Services Corp.	6,726	236,284
Suncorp Group, Ltd.	310,458	3,715,376
Swiss Life Holding AG (I)	7,737	1,902,660
Swiss Re AG (I)	84,985	7,887,811
Symetra Financial Corp.	25,971	514,745
T&D Holdings, Inc.	139,662	1,662,202
The Allstate Corp.	154,355	8,733,406
The Chubb Corp.	84,722	7,565,675
The Dai-ichi Life Insurance Company, Ltd.	205,050	2,982,874
The Hanover Insurance Group, Inc.	28,005	1,720,627
The Navigators Group, Inc. (I)	3,351	205,718
The Phoenix Companies, Inc. (I)	1,944	100,602
The Progressive Corp.	188,948	4,576,321
The Travelers Companies, Inc.	121,541	10,343,139
Third Point Reinsurance, Ltd. (I)	7,844	124,327
Tokio Marine Holdings, Inc.	167,002	5,008,453
Torchmark Corp.	30,789	2,423,094
Tower Group International, Ltd. (I) (L)	19,454	52,526
Tryg A/S	5,983	591,822
UnipolSai SpA (I)	217,252	832,939
United Fire Group, Inc.	6,646	201,706
Universal Insurance Holdings, Inc.	8,314	105,588
Unum Group	89,143	3,147,639
Vienna Insurance Group AG	9,302	459,656
W.R. Berkley Corp.	66,256	2,757,575
XL Group PLC	95,285	2,977,656
Zurich Insurance Group AG (I)	35,928	11,034,017

		395,573,424
Real Estate Investment Trusts - 2.7%
Acadia Realty Trust	17,283	455,926
AG Mortgage Investment Trust, Inc.	9,209	161,250
Agree Realty Corp.	5,097	155,000
Alexander’s, Inc.	668	241,141
Alexandria Real Estate Equities, Inc.	45,615	3,309,824
Altisource Residential Corp., Class B	17,533	553,341
American Assets Trust, Inc.	10,747	362,604
American Campus Communities, Inc.	66,726	2,492,216
American Capital Mortgage Investment Corp.	16,397	307,772
American Realty Capital Properties, Inc.	145,961	2,046,373
American Residential Properties, Inc. (I) (L)	4,477	80,496
AmREIT, Inc.,	7,597	125,882
Anworth Mortgage Asset Corp.	44,819	222,302
Apartment Investment & Management
Company, Class A	50,162	1,515,896
Apollo Commercial Real Estate Finance, Inc.	11,582	192,609
Apollo Residential Mortgage, Inc.	10,420	169,117
Ares Commercial Real Estate Corp.	7,497	100,535
Armada Hoffler Properties, Inc.	7,513	75,431
ARMOUR Residential REIT, Inc.	116,516	480,046
Ascendas Real Estate Investment Trust	492,239	886,028
Ashford Hospitality Prime, Inc.	6,041	91,340
Ashford Hospitality Trust, Inc.	19,819	223,360
Associated Estates Realty Corp.	17,870	302,718
AvalonBay Communities, Inc.	42,009	5,516,622
Aviv REIT, Inc.	4,043	98,851
Beni Stabili SpA	44	37
BGP Holdings PLC (I)	1,525,695	2
BioMed Realty Trust, Inc.	122,634	2,512,771
Boston Properties, Inc.	52,807	6,047,986
BRE Properties, Inc. (I)	49,228	3,090,534
British Land Company PLC	229,995	2,509,543
Camden Property Trust	54,396	3,663,027

233

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Campus Crest Communities, Inc.	20,393	$177,011
CapitaCommercial Trust	487,000	576,544
CapitaMall Trust	583,981	878,673
Capstead Mortgage Corp.	29,082	368,178
Cedar Realty Trust, Inc.	23,687	144,728
CFS Retail Property Trust Group	508,152	891,587
Chambers Street Properties	73,496	571,064
Chatham Lodging Trust	8,500	171,870
Chesapeake Lodging Trust	15,342	394,750
Colony Financial, Inc.	23,621	518,481
CoreSite Realty Corp.	6,508	201,748
Corio NV	16,312	745,152
Corporate Office Properties Trust	55,798	1,486,459
Corrections Corp. of America	73,812	2,311,792
Cousins Properties, Inc.	51,924	595,568
Crown Castle International Corp.	115,295	8,506,465
CubeSmart	41,264	708,090
CyrusOne, Inc.	6,378	132,854
CYS Investments, Inc.	54,264	448,221
DCT Industrial Trust, Inc.	89,822	707,797
Dexus Property Group	1,148,577	1,132,648
DiamondRock Hospitality Company	60,403	709,735
Duke Realty Corp.	208,288	3,515,901
DuPont Fabros Technology, Inc.	19,235	462,986
Dynex Capital, Inc.	18,260	163,427
EastGroup Properties, Inc.	9,396	591,102
Education Realty Trust, Inc.	36,234	357,630
Empire State Realty Trust, Inc., Class A	25,503	385,350
EPR Properties	15,750	840,893
Equity One, Inc.	58,444	1,305,639
Equity Residential	115,877	6,719,707
Essex Property Trust, Inc.	24,582	4,180,169
Excel Trust, Inc.	15,661	198,581
Extra Space Storage, Inc.	70,060	3,398,611
Federal Realty Investment Trust	42,546	4,880,877
Federation Centres, Ltd.	344,124	754,330
FelCor Lodging Trust, Inc.	38,949	352,099
First Industrial Realty Trust, Inc.	33,536	647,916
First Potomac Realty Trust	18,690	241,475
Fonciere Des Regions	6,857	635,018
Franklin Street Properties Corp.	28,577	360,070
Gecina SA	5,306	705,207
General Growth Properties, Inc.	179,891	3,957,602
Getty Realty Corp.	8,467	159,942
Gladstone Commercial Corp.	6,635	115,051
Glimcher Realty Trust	45,367	455,031
Goodman Group	414,672	1,823,793
Government Properties Income Trust	16,984	427,997
GPT Group (I)	408,854	1,389,608
Gramercy Property Trust, Inc.	20,587	106,229
Hammerson PLC	172,012	1,590,204
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	5,400	77,490
HCP, Inc.	157,737	6,118,618
Health Care REIT, Inc.	99,973	5,958,391
Healthcare Realty Trust, Inc.	29,724	717,835
Hersha Hospitality Trust	64,022	373,248
Highwoods Properties, Inc.	84,794	3,256,938
Home Properties, Inc.	36,323	2,183,739
Hospitality Properties Trust	95,255	2,735,724
Host Hotels & Resorts, Inc.	261,174	5,286,162
Hudson Pacific Properties, Inc.	15,886	366,490
ICADE	8,638	854,006

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Inland Real Estate Corp.	26,142	$275,798
Intu Properties PLC	162,049	762,506
Invesco Mortgage Capital, Inc.	41,280	679,882
Investors Real Estate Trust	31,631	284,046
iStar Financial, Inc. (I)	26,360	389,074
Japan Prime Realty Investment Corp.	191	618,639
Japan Real Estate Investment Corp.	286	1,439,195
Japan Retail Fund Investment Corp.	556	1,095,740
Keppel REIT	21,160	19,209
Kilroy Realty Corp.	52,291	3,063,207
Kimco Realty Corp.	140,790	3,080,485
Kite Realty Group Trust	40,922	245,532
Klepierre	24,077	1,077,097
Land Securities Group PLC	189,875	3,236,046
LaSalle Hotel Properties	32,212	1,008,558
Lexington Realty Trust	55,563	606,192
Liberty Property Trust	93,352	3,450,290
LTC Properties, Inc.	10,920	410,920
Mack-Cali Realty Corp.	56,404	1,172,639
Medical Properties Trust, Inc.	50,033	639,922
Mid-America Apartment Communities, Inc.	47,733	3,258,732
Mirvac Group	884,132	1,397,179
Monmouth Real Estate
Investment Corp., Class A	15,639	149,196
National Health Investments, Inc.	8,979	542,870
National Retail Properties, Inc.	77,687	2,666,218
New Residential Investment Corp.	78,300	506,601
New York Mortgage Trust, Inc.	24,039	187,023
Nippon Building Fund, Inc.	334	1,747,753
Nippon Prologis REIT, Inc.	320	645,941
NorthStar Realty Finance Corp.	89,852	1,450,211
Omega Healthcare Investors, Inc.	79,102	2,651,499
One Liberty Properties, Inc.	4,512	96,196
Parkway Properties, Inc.	18,397	335,745
Pebblebrook Hotel Trust	19,167	647,270
Pennsylvania Real Estate Investment Trust	21,353	385,422
PennyMac Mortgage Investment Trust	21,522	514,376
Physicians Realty Trust	7,505	104,470
Plum Creek Timber Company, Inc.	61,312	2,577,556
Potlatch Corp.	38,443	1,487,360
Prologis, Inc.	172,413	7,039,623
PS Business Parks, Inc.	6,040	505,065
Public Storage	49,891	8,406,135
QTS Realty Trust, Inc., Class A	4,473	112,228
RAIT Financial Trust	25,511	216,588
Ramco-Gershenson Properties Trust	20,471	333,677
Rayonier, Inc.	80,514	3,696,398
Realty Income Corp.	132,202	5,401,774
Redwood Trust, Inc.	25,551	518,174
Regency Centers Corp.	58,788	3,001,715
Resource Capital Corp.	39,488	219,948
Retail Opportunity Investments Corp.	22,418	334,925
Rexford Industrial Realty, Inc.	6,699	94,992
RLJ Lodging Trust	38,130	1,019,596
Rouse Properties, Inc.	8,108	139,782
Ryman Hospitality Properties	13,641	580,015
Sabra Health Care REIT, Inc.	11,584	323,078
Saul Centers, Inc.	2,566	121,526
Segro PLC	179,089	992,198
Select Income REIT	6,746	204,201
Senior Housing Properties Trust	119,819	2,692,333
Silver Bay Realty Trust Corp.	5,348	83,001
Simon Property Group, Inc.	108,514	17,796,296

234

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp.	60,529	$6,090,428
Sovran Self Storage, Inc.	9,708	713,053
STAG Industrial, Inc.	12,875	310,288
Stockland	556,327	1,937,944
Strategic Hotels & Resorts, Inc. (I)	56,575	576,499
Summit Hotel Properties, Inc.	24,694	229,160
Sun Communities, Inc.	11,213	505,594
Sunstone Hotel Investors, Inc.	56,948	781,896
Taubman Centers, Inc.	40,230	2,847,882
Terreno Realty Corp.	8,600	162,626
The Geo Group, Inc.	22,175	714,922
The Link REIT	557,715	2,757,360
The Macerich Company	48,125	2,999,631
UDR, Inc.	160,133	4,136,235
Unibail-Rodamco SE	770	199,837
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	22,696	5,890,248
United Urban Investment Corp.	582	856,399
Universal Health Realty Income Trust	4,114	173,775
Urstadt Biddle Properties, Inc., Class A	8,527	176,168
Ventas, Inc.	101,535	6,149,975
Vornado Realty Trust	60,119	5,925,329
Washington Real Estate Investment Trust	20,815	497,062
Weingarten Realty Investors	71,477	2,144,310
Western Asset Mortgage Capital Corp.	8,163	127,669
Westfield Group	476,443	4,538,236
Westfield Retail Trust	718,856	1,990,237
Weyerhaeuser Company	201,696	5,919,778
Whitestone REIT	8,257	119,231
Winthrop Realty Trust	11,608	134,537

		287,367,253
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	27,331	700,207
Alexander & Baldwin, Inc.	40,721	1,733,086
AV Homes, Inc. (I)	3,385	61,235
CapitaLand, Ltd.	619,024	1,425,736
CapitaMalls Asia, Ltd.	331,093	472,035
CBRE Group, Inc., Class A (I)	96,811	2,655,526
Cheung Kong Holdings, Ltd.	334,942	5,564,981
City Developments, Ltd.	98,469	792,457
Consolidated-Tomoka Land Company	1,471	59,252
Daito Trust Construction Company, Ltd.	17,531	1,623,861
Daiwa House Industry Company, Ltd.	143,310	2,433,150
Deutsche Wohnen AG	69,048	1,480,989
Forestar Group, Inc. (I)	11,227	199,841
Global Logistic Properties, Ltd.	746,390	1,575,209
Hang Lung Properties, Ltd.	540,251	1,555,147
Henderson Land Development Company, Ltd.	258,463	1,514,170
Hulic Company, Ltd.	64,377	883,696
Hysan Development Company, Ltd.	153,785	670,079
Immoeast AG (I)	70,405	0
IMMOFINANZ AG (I)	231,434	1,084,796
Jones Lang LaSalle, Inc.	28,340	3,358,290
Kennedy-Wilson Holdings, Inc.	20,265	456,165
Keppel Land, Ltd.	168,229	450,335
Kerry Properties, Ltd.	154,555	517,423
Lend Lease Corp.	132,179	1,455,679
Mitsubishi Estate Company, Ltd.	301,650	7,162,874
Mitsui Fudosan Company, Ltd.	201,750	6,155,033
New World Development Company, Ltd.	913,827	921,843
Nomura Real Estate Holdings, Inc.	30,116	576,641
NTT Urban Development Corp.	28,100	264,485
RE/MAX Holdings, Inc., Class A	3,952	113,936

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Sino Land Company, Ltd.	721,089	$1,066,563
Sumitomo Realty &
Development Company, Ltd.	86,177	3,372,862
Sun Hung Kai Properties, Ltd.	387,060	4,752,857
Swire Pacific, Ltd.	163,789	1,910,948
Swire Properties, Ltd.	282,200	809,173
Swiss Prime Site AG (I)	13,122	1,115,866
Tejon Ranch Company (I)	4,410	149,190
Tokyo Tatemono Company, Ltd.	99,000	848,267
Tokyu Fudosan Holdings Corp.	123,600	921,676
UOL Group, Ltd.	112,671	561,886
Wharf Holdings, Ltd.	365,698	2,345,470
Wheelock and Company, Ltd.	220,370	863,662

		66,636,577
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	81,132	1,121,244
Banc of California, Inc.	6,111	74,982
Bank Mutual Corp.	13,653	86,560
BankFinancial Corp.	7,433	74,181
Beneficial Mutual Bancorp, Inc. (I)	10,752	141,819
Berkshire Hills Bancorp, Inc.	8,336	215,736
BofI Holding, Inc. (I)	3,788	324,821
Brookline Bancorp, Inc.	23,918	225,308
Capitol Federal Financial, Inc.	46,753	586,750
Charter Financial Corp.	9,896	106,976
Dime Community Bancshares, Inc.	11,394	193,470
ESB Financial Corp.	4,328	56,567
Essent Group, Ltd. (I) (L)	7,033	157,961
EverBank Financial Corp. (L)	25,029	493,822
Federal Agricultural Mortgage Corp., Class C	3,494	116,176
First Defiance Financial Corp.	3,891	105,524
Flagstar Bancorp, Inc. (I)	6,612	146,919
Fox Chase Bancorp, Inc.	4,132	69,624
Franklin Financial Corp. (I)	3,742	73,194
Home Loan Servicing Solutions, Ltd. (L)	22,169	478,850
HomeStreet, Inc.	4,793	93,703
Hudson City Bancorp, Inc.	163,526	1,607,461
Meta Financial Group, Inc.	2,205	98,894
MGIC Investment Corp. (I)	101,006	860,571
New York Community Bancorp, Inc. (L)	281,558	4,524,637
Northfield Bancorp, Inc.	19,923	256,210
Northwest Bancshares, Inc.	29,530	431,138
OceanFirst Financial Corp.	5,984	105,857
Oritani Financial Corp.	15,246	241,039
PennyMac Financial Services, Inc. (I)	4,625	76,960
People’s United Financial, Inc.	106,675	1,586,257
Provident Financial Services, Inc.	18,929	347,726
Radian Group, Inc.	53,865	809,591
Rockville Financial, Inc.	9,742	132,394
Territorial Bancorp, Inc.	5,263	113,681
Tree.com, Inc. (I)	2,244	69,654
TrustCo Bank Corp.	30,442	214,312
United Financial Bancorp, Inc.	6,788	124,831
Walker & Dunlop, Inc. (I)	5,408	88,421
Washington Federal, Inc.	65,275	1,520,908
WSFS Financial Corp.	2,652	189,432

		18,344,161

		2,101,046,972
Health Care - 11.7%
Biotechnology - 1.7%
ACADIA Pharmaceuticals, Inc. (I) (L)	21,809	530,613

235

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Acceleron Pharma, Inc. (I) (L)	2,238	$77,211
Achillion Pharmaceuticals, Inc. (I) (L)	30,832	101,437
Acorda Therapeutics, Inc. (I)	12,692	481,154
Actelion, Ltd. (I)	24,666	2,337,555
Aegerion Pharmaceuticals, Inc. (I)	8,982	414,250
Agios Pharmaceuticals, Inc. (I)	2,150	84,173
Alexion Pharmaceuticals, Inc. (I)	68,230	10,379,830
Alnylam Pharmaceuticals, Inc. (I)	18,092	1,214,697
AMAG Pharmaceuticals, Inc. (I)	6,780	131,193
Amgen, Inc.	260,530	32,133,770
Anacor Pharmaceuticals, Inc. (I)	7,923	158,539
Arena Pharmaceuticals, Inc. (I) (L)	67,937	428,003
Arqule, Inc. (I)	20,858	42,759
Array BioPharma, Inc. (I)	39,006	183,328
AVEO Pharmaceuticals, Inc. (I)	18,931	28,302
Biogen Idec, Inc. (I)	81,568	24,949,204
BioTime, Inc. (I) (L)	13,738	45,198
Bluebird Bio, Inc. (I)	2,179	49,550
Celgene Corp. (I)	140,101	19,558,100
Cell Therapeutics, Inc. (I) (L)	40,808	138,747
Celldex Therapeutics, Inc. (I) (L)	27,778	490,837
Cepheid, Inc. (I) (L)	20,857	1,075,804
Chelsea Therapeutics International, Ltd. (I) (L)	24,680	136,234
ChemoCentryx, Inc. (I) (L)	8,861	58,748
Chimerix, Inc. (I)	2,663	60,823
Clovis Oncology, Inc. (I)	5,585	386,873
CSL, Ltd.	117,478	7,588,096
Cubist Pharmaceuticals, Inc. (I)	47,633	3,484,354
Curis, Inc. (I) (L)	27,710	78,142
Cytokinetics, Inc. (I)	8,560	81,320
Cytori Therapeutics, Inc. (I) (L)	22,479	60,693
Dendreon Corp. (I) (L)	49,868	149,105
Durata Therapeutics, Inc. (I) (L)	4,406	59,305
Dyax Corp. (I)	37,756	339,049
Dynavax Technologies Corp. (I) (L)	82,917	149,251
Emergent Biosolutions, Inc. (I)	8,531	215,578
Enanta Pharmaceuticals, Inc. (I) (L)	1,291	51,627
Epizyme, Inc. (I) (L)	1,808	41,168
Exact Sciences Corp. (I) (L)	21,994	311,655
Exelixis, Inc. (I) (L)	60,735	215,002
Fibrocell Science, Inc. (I) (L)	7,958	41,620
Five Prime Therapeutics Inc (I)	1,957	38,475
Foundation Medicine, Inc. (I) (L)	2,161	69,952
Galena Biopharma, Inc. (I) (L)	32,036	80,090
Genomic Health, Inc. (I) (L)	5,332	140,445
Geron Corp. (I) (L)	40,663	84,579
Gilead Sciences, Inc. (I)	530,750	37,608,945
Grifols SA	35,977	1,971,633
Halozyme Therapeutics, Inc. (I) (L)	27,717	352,006
Hyperion Therapeutics, Inc. (I) (L)	2,679	69,118
Idenix Pharmaceuticals, Inc. (I) (L)	31,292	188,691
ImmunoGen, Inc. (I) (L)	26,463	395,093
Immunomedics, Inc. (I) (L)	23,255	97,904
Infinity Pharmaceuticals, Inc. (I)	15,120	179,777
Insmed, Inc. (I)	10,770	205,061
Insys Therapeutics, Inc. (I) (L)	2,355	97,568
Intercept Pharmaceuticals, Inc. (I)	2,230	735,432
InterMune, Inc. (I) (L)	27,899	933,780
Intrexon Corp. (I) (L)	3,555	93,461
Ironwood Pharmaceuticals, Inc. (I)	29,127	358,845
Isis Pharmaceuticals, Inc. (I)	34,974	1,511,227
Karyopharm Therapeutics, Inc. (I) (L)	2,443	75,464
Keryx Biopharmaceuticals, Inc. (I) (L)	27,725	472,434

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Kythera Biopharmaceuticals, Inc. (I) (L)	3,665	$145,720
Lexicon Pharmaceuticals, Inc. (I) (L)	74,470	128,833
Ligand Pharmaceuticals, Inc. (I) (L)	5,528	371,813
MacroGenics, Inc. (I)	1,800	50,094
MannKind Corp. (I) (L)	46,397	186,516
MEI Pharma, Inc. (I)	4,645	51,699
Merrimack Pharmaceuticals, Inc. (I) (L)	30,401	153,221
MiMedx Group, Inc. (I) (L)	28,395	174,061
Momenta Pharmaceuticals, Inc. (I)	14,721	171,500
Nanosphere, Inc. (I)	19,044	40,945
Navidea Biopharmaceuticals, Inc. (I)	41,461	76,703
Neurocrine Biosciences, Inc. (I)	20,763	334,284
NewLink Genetics Corp. (I) (L)	5,251	149,128
Novavax, Inc. (I) (L)	57,887	262,228
NPS Pharmaceuticals, Inc. (I)	31,249	935,283
OncoGenex Pharmaceuticals, Inc. (I) (L)	4,938	58,071
OncoMed Pharmaceuticals, Inc. (I) (L)	1,607	54,076
Ophthotech Corp. (I) (L)	2,783	99,464
OPKO Health, Inc. (I) (L)	58,790	547,923
Orexigen Therapeutics, Inc. (I) (L)	31,692	205,998
Osiris Therapeutics, Inc. (I) (L)	5,517	72,438
PDL BioPharma, Inc. (L)	43,618	362,466
Peregrine Pharmaceuticals, Inc. (I) (L)	53,287	101,245
Portola Pharmaceuticals, Inc. (I)	3,385	87,672
Progenics Pharmaceuticals, Inc. (I)	19,113	78,172
Prothena Corp. PLC (I) (L)	4,449	170,441
PTC Therapeutics, Inc. (I) (L)	3,037	79,387
Puma Biotechnology, Inc. (I)	6,891	717,629
Raptor Pharmaceutical Corp. (I) (L)	18,597	185,970
Receptos, Inc. (I)	2,278	95,539
Regeneron Pharmaceuticals, Inc. (I)	27,177	8,160,710
Regulus Therapeutics, Inc. (I) (L)	3,467	31,272
Repligen Corp. (I)	9,972	128,240
Rigel Pharmaceuticals, Inc. (I)	28,447	110,374
Sangamo Biosciences, Inc. (I)	18,978	343,122
Sarepta Therapeutics, Inc. (I) (L)	11,746	282,256
SIGA Technologies, Inc. (I)	13,309	41,258
Spectrum Pharmaceuticals, Inc. (I) (L)	19,961	156,494
Stemline Therapeutics, Inc. (I) (L)	3,057	62,241
Sunesis Pharmaceuticals, Inc. (I)	10,809	71,447
Synageva BioPharma Corp. (I)	5,987	496,741
Synergy Pharmaceuticals, Inc. (I) (L)	25,585	135,856
Synta Pharmaceuticals Corp. (I) (L)	15,951	68,749
Targacept, Inc. (I)	9,108	43,263
TESARO, Inc. (I)	4,147	122,254
Tetraphase Pharmaceuticals, Inc. (I)	4,927	53,655
TG Therapeutics, Inc. (I) (L)	5,166	35,645
Threshold Pharmaceuticals, Inc. (I)	15,411	73,356
Trius Therapeutics, Inc. (I) (L)	10,492	1,049
United Therapeutics Corp. (I)	29,573	2,780,749
Vanda Pharmaceuticals, Inc. (I)	10,391	168,854
Verastem, Inc. (I) (L)	5,803	62,614
Vertex Pharmaceuticals, Inc. (I)	81,007	5,728,815
Vical, Inc. (I) (L)	28,367	36,593
XOMA Corp. (I)	24,124	125,686
ZIOPHARM Oncology, Inc. (I) (L)	25,535	116,950

		179,889,639
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (I) (L)	6,905	268,466
Abbott Laboratories	532,382	20,502,031
ABIOMED, Inc. (I) (L)	12,036	313,417
Accuray, Inc. (I) (L)	23,156	222,298
Align Technology, Inc. (I)	68,358	3,540,261

236

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Analogic Corp.	3,774	$309,883
AngioDynamics, Inc. (I)	7,878	124,079
Anika Therapeutics, Inc. (I)	3,774	155,111
Antares Pharma, Inc. (I) (L)	35,588	124,558
ArthroCare Corp. (I)	8,756	421,952
AtriCure, Inc. (I)	6,633	124,767
Atrion Corp.	509	155,825
Baxter International, Inc.	187,408	13,789,481
Becton, Dickinson and Company	66,613	7,799,050
Biolase, Inc. (I) (L)	11,286	27,200
Boston Scientific Corp. (I)	456,937	6,177,788
C.R. Bard, Inc.	26,780	3,962,904
Cantel Medical Corp.	10,254	345,765
Cardiovascular Systems, Inc. (I)	7,651	243,225
CareFusion Corp. (I)	71,941	2,893,467
Cerus Corp. (I) (L)	22,980	110,304
Cochlear, Ltd.	13,749	727,751
Coloplast A/S	26,795	2,166,404
CONMED Corp.	8,572	372,453
Covidien PLC	155,516	11,455,309
CryoLife, Inc.	9,614	95,755
Cutera, Inc. (I)	5,321	59,542
Cyberonics, Inc. (I)	8,597	560,954
Cynosure, Inc., Class A (I)	6,047	177,177
DENTSPLY International, Inc.	49,451	2,276,724
Derma Sciences, Inc. (I)	6,357	80,607
DexCom, Inc. (I)	22,005	910,127
Edwards Lifesciences Corp. (I)	37,022	2,745,922
Elekta AB, B Shares (L)	88,840	1,182,680
Endologix, Inc. (I)	19,774	254,491
Essilor International SA	49,388	4,984,147
Exactech, Inc. (I)	3,444	77,697
GenMark Diagnostics, Inc. (I)	11,839	117,680
Getinge AB, B Shares	48,265	1,362,682
Globus Medical, Inc., Class A (I)	16,980	451,498
Greatbatch, Inc. (I)	7,405	340,038
Haemonetics Corp. (I)	15,892	517,920
HeartWare International, Inc. (I)	5,104	478,653
Hill-Rom Holdings, Inc.	36,570	1,409,408
Hologic, Inc. (I)	174,694	3,755,921
ICU Medical, Inc. (I)	4,016	240,478
IDEXX Laboratories, Inc. (I)	32,838	3,986,533
Insulet Corp. (I)	16,641	789,116
Integra LifeSciences Holdings Corp. (I)	7,166	329,564
Intuitive Surgical, Inc. (I)	13,169	5,767,890
Invacare Corp.	10,044	191,539
Masimo Corp. (I)	48,067	1,312,710
Medical Action Industries, Inc. (I)	5,333	37,171
Medtronic, Inc.	345,271	21,247,977
Meridian Bioscience, Inc.	12,872	280,481
Merit Medical Systems, Inc. (I)	13,456	192,421
Natus Medical, Inc. (I)	9,471	244,352
Neogen Corp. (I)	11,222	504,429
NuVasive, Inc. (I)	13,793	529,789
NxStage Medical, Inc. (I)	18,830	239,894
Olympus Corp. (I)	57,798	1,845,529
OraSure Technologies, Inc. (I)	18,543	147,788
Orthofix International NV (I)	6,439	194,136
Oxford Immunotec Global PLC (I) (L)	2,021	40,561
PhotoMedex, Inc. (I) (L)	4,755	75,272
Quidel Corp. (I) (L)	8,755	239,012
ResMed, Inc. (L)	90,301	4,035,552
Rockwell Medical Technologies, Inc. (I) (L)	12,719	161,023

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
RTI Surgical, Inc. (I)	19,302	$78,752
Sirona Dental Systems, Inc. (I) (L)	35,185	2,627,264
Smith & Nephew PLC	215,608	3,274,629
Sonova Holding AG (I)	12,147	1,777,068
Spectranetics Corp. (I)	12,506	379,057
St. Jude Medical, Inc.	97,932	6,403,773
Staar Surgical Company (I)	11,507	216,332
STERIS Corp.	55,740	2,661,585
Stryker Corp.	101,696	8,285,173
SurModics, Inc. (I)	4,667	105,474
Symmetry Medical, Inc. (I)	12,274	123,476
Sysmex Corp.	34,862	1,111,484
Tandem Diabetes Care, Inc. (I)	3,183	70,312
TearLab Corp. (I) (L)	9,596	64,869
Teleflex, Inc.	26,230	2,812,905
Terumo Corp.	73,218	1,594,783
The Cooper Companies, Inc.	30,463	4,184,398
Thoratec Corp. (I)	53,961	1,932,343
Tornier NV (I)	8,443	179,160
Unilife Corp. (I) (L)	30,675	124,847
Utah Medical Products, Inc.	1,208	69,859
Varian Medical Systems, Inc. (I)	35,744	3,002,139
Vascular Solutions, Inc. (I)	5,531	144,857
Volcano Corp. (I) (L)	17,096	336,962
West Pharmaceutical Services, Inc.	21,416	943,375
William Demant Holdings A/S (I)	6,148	525,398
Wright Medical Group, Inc. (I)	12,661	393,377
Zeltiq Aesthetics, Inc. (I)	5,505	107,953
Zimmer Holdings, Inc.	58,440	5,527,255

		189,865,448
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc. (I)	10,980	495,418
Accretive Health, Inc. (I) (L)	18,467	147,736
Addus HomeCare Corp. (I)	1,894	43,657
Aetna, Inc.	125,180	9,384,745
Air Methods Corp. (I) (L)	12,120	647,572
Alfresa Holdings Corp.	10,052	655,489
Alliance HealthCare Services, Inc. (I)	1,793	60,119
Almost Family, Inc. (I)	2,952	68,191
Amedisys, Inc. (I)	10,290	153,218
AmerisourceBergen Corp.	79,138	5,190,661
AMN Healthcare Services, Inc. (I)	14,465	198,749
Amsurg Corp. (I)	10,020	471,742
Bio-Reference Labs, Inc. (I) (L)	7,644	211,586
BioScrip, Inc. (I)	18,297	127,713
Capital Senior Living Corp. (I)	9,002	233,962
Cardinal Health, Inc.	118,348	8,281,993
Celesio AG	10,938	373,885
Centene Corp. (I)	16,907	1,052,461
Chemed Corp. (L)	5,462	488,576
Chindex International, Inc. (I)	4,458	85,059
Cigna Corp.	94,408	7,904,782
Community Health Systems, Inc. (I)	72,186	2,827,526
Corvel Corp. (I)	3,756	186,899
Cross Country Healthcare, Inc. (I)	9,310	75,132
DaVita HealthCare Partners, Inc. (I)	60,914	4,193,929
Emeritus Corp. (I)	12,672	398,408
ExamWorks Group, Inc. (I)	9,414	329,584
Express Scripts Holding Company (I)	267,741	20,104,672
Five Star Quality Care, Inc. (I)	15,269	74,207
Fresenius Medical Care AG &
Company KGaA	52,071	3,643,236
Fresenius SE & Company KGaA	30,303	4,756,620

237

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Gentiva Health Services, Inc. (I)	10,674	$97,347
Hanger, Inc. (I)	10,855	365,596
Health Net, Inc. (I)	50,936	1,732,333
HealthSouth Corp.	26,896	966,373
Healthways, Inc. (I) (L)	10,754	184,324
Henry Schein, Inc. (I)	54,417	6,495,757
Humana, Inc.	53,170	5,993,322
IPC The Hospitalist Company, Inc. (I)	5,224	256,394
Kindred Healthcare, Inc.	16,786	393,128
Laboratory Corp. of America Holdings (I)	29,475	2,894,740
Landauer, Inc.	3,114	141,158
LHC Group, Inc. (I)	4,059	89,542
LifePoint Hospitals, Inc. (I)	30,014	1,637,264
Magellan Health Services, Inc. (I)	8,419	499,668
McKesson Corp.	79,405	14,020,541
Medipal Holdings Corp.	32,665	500,188
MEDNAX, Inc. (I)	64,437	3,993,805
Miraca Holdings, Inc.	13,417	587,752
Molina Healthcare, Inc. (I)	8,772	329,476
MWI Veterinary Supply, Inc. (I)	3,977	618,901
National Healthcare Corp.	2,667	148,739
National Research Corp., Class A (I)	2,706	44,893
Omnicare, Inc.	63,530	3,790,835
Owens & Minor, Inc. (L)	59,784	2,094,234
Patterson Companies, Inc.	28,293	1,181,516
PharMerica Corp. (I)	9,248	258,759
Quest Diagnostics, Inc. (L)	49,614	2,873,643
Ramsay Health Care, Ltd.	31,680	1,415,594
Ryman Healthcare, Ltd.	87,757	667,212
Select Medical Holdings Corp.	15,135	188,431
Sonic Healthcare, Ltd.	91,748	1,469,900
Surgical Care Affiliates, Inc. (I)	3,486	107,195
Suzuken Company, Ltd.	17,141	663,075
Team Health Holdings, Inc. (I)	21,338	954,876
Tenet Healthcare Corp. (I)	33,433	1,431,267
The Ensign Group, Inc.	6,041	263,629
The Providence Service Corp. (I)	3,567	100,875
Triple-S Management Corp., Class B (I)	7,596	122,599
UnitedHealth Group, Inc.	341,304	27,983,515
Universal American Corp.	12,846	90,821
Universal Health Services, Inc., Class B	57,134	4,688,987
US Physical Therapy, Inc.	3,971	137,277
VCA Antech, Inc. (I)	56,229	1,812,261
WellCare Health Plans, Inc. (I)	41,336	2,625,663
WellPoint, Inc.	97,488	9,704,930

		179,485,862
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	101,493	1,829,919
athenahealth, Inc. (I) (L)	11,425	1,830,742
Cerner Corp. (I)	102,059	5,740,819
Computer Programs & Systems, Inc.	3,464	223,774
HealthStream, Inc. (I)	6,316	168,637
HMS Holdings Corp. (I)	83,258	1,586,065
M3, Inc.	35,000	573,984
MedAssets, Inc. (I)	19,066	471,121
Medidata Solutions, Inc. (I)	16,532	898,349
Merge Healthcare, Inc. (I)	22,231	54,244
Omnicell, Inc. (I)	10,679	305,633
Quality Systems, Inc.	12,551	211,861
Vocera Communications, Inc. (I)	6,695	109,329

		14,004,477

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (I) (L)	3,393	$74,001
Affymetrix, Inc. (I) (L)	22,230	158,500
Agilent Technologies, Inc.	114,683	6,413,073
Albany Molecular Research, Inc. (I) (L)	7,472	138,904
Bio-Rad Laboratories, Inc., Class A (I)	12,822	1,642,755
Cambrex Corp. (I)	9,438	178,095
Charles River
Laboratories International, Inc. (I)	30,343	1,830,897
Covance, Inc. (I)	36,061	3,746,738
Fluidigm Corp. (I)	7,902	348,241
Furiex Pharmaceuticals, Inc. (I)	2,111	183,657
Lonza Group AG (I)	12,760	1,301,956
Luminex Corp. (I)	11,964	216,668
Mettler-Toledo International, Inc. (I)	18,713	4,410,280
NeoGenomics, Inc. (I)	10,403	36,098
Pacific Biosciences of California, Inc. (I) (L)	15,087	80,715
PAREXEL International Corp. (I)	17,677	956,149
PerkinElmer, Inc.	38,676	1,742,741
QIAGEN NV (I)	56,514	1,187,094
Sequenom, Inc. (I) (L)	38,412	94,109
Techne Corp.	21,145	1,805,149
Thermo Fisher Scientific, Inc.	135,172	16,253,081
Waters Corp. (I)	29,288	3,175,112

		45,974,013
Pharmaceuticals - 6.1%
AbbVie, Inc.	548,074	28,171,004
AcelRx Pharmaceuticals, Inc. (I) (L)	7,400	88,874
Actavis PLC (I)	60,112	12,374,055
Aerie Pharmaceuticals, Inc. (I)	2,513	53,250
Akorn, Inc. (I)	18,136	398,992
Alimera Sciences, Inc. (I) (L)	6,140	48,445
Allergan, Inc.	102,980	12,779,818
Ampio Pharmaceuticals, Inc. (I)	9,772	62,052
Aratana Therapeutics, Inc. (I)	2,250	41,760
Astellas Pharma, Inc.	523,590	6,216,358
AstraZeneca PLC	302,924	19,637,644
Auxilium Pharmaceuticals, Inc. (I) (L)	15,408	418,789
AVANIR Pharmaceuticals, Inc., Class A (I)	45,539	167,128
Bayer AG	199,524	27,020,257
BioDelivery Sciences International, Inc. (I) (L)	9,579	80,847
Bristol-Myers Squibb Company	567,237	29,467,962
Cempra, Inc. (I) (L)	6,857	79,198
Chugai Pharmaceutical Company, Ltd.	53,962	1,378,314
ContraVir Pharmaceuticals, Inc. (I) (L)	2,691	6,055
Corcept Therapeutics, Inc. (I) (L)	18,904	82,421
Daiichi Sankyo Company, Ltd.	162,357	2,735,790
Dainippon Sumitomo Pharma Company, Ltd.	38,692	614,214
Depomed, Inc. (I)	17,676	256,302
Eisai Company, Ltd.	60,721	2,360,347
Eli Lilly & Company	339,985	20,011,517
Endo International PLC (I)	87,554	6,010,582
Endocyte, Inc. (I) (L)	9,640	229,528
Forest Laboratories, Inc. (I)	4,082	0
Forest Laboratories, Inc. (I)	82,269	7,590,961
GlaxoSmithKline PLC	1,173,092	31,280,887
Hi-Tech Pharmacal Company, Inc. (I)	3,648	158,068
Hisamitsu Pharmaceutical Company, Inc.	15,084	680,707
Horizon Pharma, Inc. (I) (L)	16,094	243,341
Hospira, Inc. (I)	57,698	2,495,439
Impax Laboratories, Inc. (I)	21,371	564,622
Johnson & Johnson	975,944	95,866,979
Kyowa Hakko Kogyo Company, Ltd.	55,683	593,325
Lannett Company, Inc. (I)	5,757	205,640

238

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Mallinckrodt PLC (I)	37,047	$2,349,150
Merck & Company, Inc.	1,014,563	57,596,742
Merck KGaA	15,591	2,625,621
Mitsubishi Tanabe Pharma Corp.	53,934	754,701
Mylan, Inc. (I)	128,333	6,266,500
Nektar Therapeutics (I)	39,023	472,959
Novartis AG	555,018	47,125,426
Novo Nordisk A/S, Class B	480,450	21,875,959
Omeros Corp. (I) (L)	9,448	114,037
Ono Pharmaceutical Company, Ltd.	19,881	1,728,295
Orion OYJ, Class B (L)	24,035	725,611
Otsuka Holdings Company, Ltd.	87,354	2,613,215
Pacira Pharmaceuticals, Inc. (I) (L)	8,573	600,024
Perrigo Company PLC	46,150	7,137,559
Pfizer, Inc.	2,202,165	70,733,540
Pozen, Inc. (I)	8,931	71,448
Prestige Brands Holdings, Inc. (I)	15,982	435,510
Questcor Pharmaceuticals, Inc. (L)	16,133	1,047,516
Relypsa, Inc. (I)	2,023	60,306
Repros Therapeutics, Inc. (I)	7,252	128,650
Roche Holding AG	169,517	50,984,557
Sagent Pharmaceuticals, Inc. (I)	6,196	144,801
Salix Pharmaceuticals, Ltd. (I)	40,333	4,178,902
Sanofi	288,303	30,127,394
Santen Pharmaceutical Company, Ltd.	17,823	788,616
Sciclone Pharmaceuticals, Inc. (I)	17,949	81,668
Shionogi & Company, Ltd.	71,859	1,328,457
Shire PLC	141,829	7,021,284
Supernus Pharmaceuticals, Inc. (I) (L)	5,436	48,598
Taisho Pharmaceutical
Holdings Company, Ltd.	7,616	613,383
Takeda Pharmaceutical Company, Ltd.	190,468	9,015,266
Teva Pharmaceutical Industries, Ltd.	205,562	10,833,249
The Medicines Company (I)	19,703	559,959
TherapeuticsMD, Inc. (I)	27,011	170,439
Tsumura & Company, Ltd.	14,592	350,630
UCB SA	26,551	2,130,079
Vivus, Inc. (I) (L)	31,689	188,233
XenoPort, Inc. (I)	17,643	91,214
Zoetis, Inc.	172,561	4,993,915
Zogenix, Inc. (I) (L)	30,921	87,970

		658,672,855

		1,267,892,294
Industrials - 11.7%
Aerospace & Defense - 2.1%
AAR Corp.	12,453	323,155
Aerovironment, Inc. (I)	5,939	239,045
Airbus Group NV	141,623	10,143,170
Alliant Techsystems, Inc.	20,265	2,880,670
American Science & Engineering, Inc.	2,615	175,650
Astronics Corp. (I)	4,749	301,134
B/E Aerospace, Inc. (I)	62,911	5,460,046
BAE Systems PLC	776,535	5,394,590
Cobham PLC	260,121	1,298,612
Cubic Corp.	6,310	322,252
Curtiss-Wright Corp.	14,622	929,082
DigitalGlobe, Inc. (I)	23,282	675,411
Ducommun, Inc. (I)	3,581	89,740
Engility Holdings, Inc. (I)	5,463	246,108
Esterline Technologies Corp. (I)	30,018	3,198,118
Exelis, Inc.	120,681	2,294,146
Finmeccanica SpA (I)	97,632	964,175

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
GenCorp, Inc. (I) (L)	18,980	$346,765
General Dynamics Corp.	112,179	12,218,537
HEICO Corp.	20,768	1,249,403
Honeywell International, Inc.	270,509	25,092,415
Huntington Ingalls Industries, Inc.	31,027	3,172,821
Kratos Defense & Security Solutions, Inc. (I)	14,318	107,958
L-3 Communications Holdings, Inc.	29,700	3,509,055
LMI Aerospace, Inc. (I) (L)	4,051	57,119
Lockheed Martin Corp.	93,186	15,211,683
Meggitt PLC	191,898	1,539,003
Moog, Inc., Class A (I)	14,127	925,460
National Presto Industries, Inc. (L)	1,635	127,595
Northrop Grumman Corp.	74,845	9,234,376
Orbital Sciences Corp. (I)	18,886	526,919
Precision Castparts Corp.	50,105	12,664,540
Raytheon Company	108,575	10,726,124
Rockwell Collins, Inc.	46,544	3,708,160
Rolls-Royce Holdings PLC	453,741	8,122,573
Safran SA	65,417	4,532,057
Singapore Technologies Engineering, Ltd.	374,258	1,138,658
Sparton Corp. (I)	3,346	97,971
Taser International, Inc. (I)	16,028	293,152
Teledyne Technologies, Inc. (I)	11,653	1,134,186
Textron, Inc.	96,899	3,807,162
Thales SA	21,970	1,456,830
The Boeing Company	235,979	29,613,005
The KEYW Holding Corp. (I) (L)	10,202	190,879
Triumph Group, Inc.	33,403	2,157,166
United Technologies Corp.	290,478	33,939,450
Zodiac Aerospace	8,280	292,542

		222,128,668
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	16,423	128,921
Atlas Air Worldwide Holdings, Inc. (I)	8,161	287,838
C.H. Robinson Worldwide, Inc.	51,279	2,686,507
Deutsche Post AG	218,805	8,134,607
Echo Global Logistics, Inc. (I)	5,929	108,619
Expeditors International of Washington, Inc.	69,980	2,773,307
FedEx Corp.	101,276	13,425,147
Forward Air Corp.	9,514	438,691
Hub Group, Inc., Class A (I)	11,596	463,724
Pacer International, Inc. (I)	12,258	109,832
Park-Ohio Holdings Corp. (I)	2,756	154,749
Royal Mail PLC (I)	156,880	1,474,628
TNT Express NV	105,191	1,032,030
Toll Holdings, Ltd.	164,233	794,234
United Parcel Service, Inc., Class B	245,203	23,877,868
UTi Worldwide, Inc. (L)	85,848	909,130
XPO Logistics, Inc. (I) (L)	9,166	269,572
Yamato Transport Company, Ltd.	88,986	1,915,094

		58,984,498
Airlines - 0.3%
Alaska Air Group, Inc.	43,743	4,081,659
Allegiant Travel Company	4,657	521,258
ANA Holdings, Inc.	282,214	609,429
Cathay Pacific Airways, Ltd.	286,242	533,898
Delta Air Lines, Inc.	293,477	10,168,978
Deutsche Lufthansa AG (I)	55,496	1,455,075
easyJet PLC	38,792	1,110,189
Hawaiian Holdings, Inc. (I) (L)	16,713	233,313
International Consolidated
Airlines Group SA (I)	245,690	1,714,432

239

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Japan Airlines Company, Ltd.	14,600	$718,532
JetBlue Airways Corp. (I) (L)	216,987	1,885,617
Qantas Airways, Ltd. (I)	265,990	273,266
Republic Airways Holdings, Inc. (I)	16,140	147,520
Ryanair Holdings PLC, ADR (I)	7,546	443,780
Singapore Airlines, Ltd.	33,697	280,403
Singapore Airlines, Ltd. (Singapore Exchange)	96,728	805,904
SkyWest, Inc.	16,648	212,428
Southwest Airlines Company	241,263	5,696,219
Spirit Airlines, Inc. (I)	18,688	1,110,067

		32,001,967
Building Products - 0.3%
AAON, Inc.	8,706	242,636
Allegion Plc	31,083	1,621,600
American Woodmark Corp. (I)	3,386	113,973
AO Smith Corp.	48,817	2,246,558
Apogee Enterprises, Inc.	8,951	297,442
Asahi Glass Company, Ltd.	242,889	1,405,331
Assa Abloy AB, Series B	80,613	4,293,986
Builders FirstSource, Inc. (I)	14,228	129,617
Cie de Saint-Gobain	100,356	6,058,910
Daikin Industries, Ltd.	56,510	3,169,049
Fortune Brands Home & Security, Inc.	105,598	4,443,564
Geberit AG	9,117	2,987,441
Gibraltar Industries, Inc. (I)	9,799	184,907
Griffon Corp.	14,203	169,584
Insteel Industries, Inc.	5,953	117,096
Lennox International, Inc.	28,676	2,606,935
LIXIL Group Corp.	64,150	1,770,194
Masco Corp.	122,330	2,716,949
NCI Building Systems, Inc. (I)	6,419	112,076
Nortek, Inc. (I)	2,879	236,683
Patrick Industries, Inc. (I)	2,178	96,551
PGT, Inc. (I)	10,610	122,121
Ply Gem Holdings, Inc. (I)	5,221	65,941
Quanex Building Products Corp.	11,668	241,294
Simpson Manufacturing Company, Inc.	12,651	446,960
TOTO, Ltd.	67,481	935,409
Trex Company, Inc. (I)	5,334	390,235
Universal Forest Products, Inc.	6,211	343,717
USG Corp. (I) (L)	23,837	779,947

		38,346,706
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	17,078	490,822
ACCO Brands Corp. (I)	36,807	226,731
Aggreko PLC	64,889	1,625,601
ARC Document Solutions, Inc. (I)	13,092	97,404
Babcock International Group PLC	87,320	1,960,899
Brambles, Ltd.	376,616	3,240,414
Casella Waste Systems, Inc., Class A (I)	14,014	71,612
Ceco Environmental Corp. (L)	5,811	96,404
Cenveo, Inc. (I) (L)	19,604	59,596
Cintas Corp.	34,638	2,064,771
Clean Harbors, Inc. (I)	35,187	1,927,896
Copart, Inc. (I)	71,327	2,595,590
Courier Corp.	4,515	69,531
Dai Nippon Printing Company, Ltd.	135,165	1,292,583
Deluxe Corp.	47,991	2,518,088
Edenred	49,025	1,537,890
EnerNOC, Inc. (I)	8,220	183,142
Ennis, Inc.	8,647	143,281
G&K Services, Inc., Class A	6,070	371,302

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
G4S PLC	374,260	$1,510,089
Healthcare Services Group, Inc.	21,398	621,826
Heritage-Crystal Clean, Inc. (I)	3,278	59,430
Herman Miller, Inc.	55,943	1,797,449
HNI Corp.	42,862	1,567,035
InnerWorkings, Inc. (I)	14,471	110,848
Interface, Inc.	18,541	381,018
Iron Mountain, Inc.	58,578	1,614,995
Kimball International, Inc., Class B	10,299	186,515
Knoll, Inc.	15,290	278,125
McGrath RentCorp.	7,850	274,436
Mobile Mini, Inc.	11,953	518,282
MSA Safety, Inc.	29,028	1,654,596
Multi-Color Corp.	4,139	144,865
Park24 Company, Ltd.	23,900	454,127
Performant Financial Corp. (I)	7,585	68,644
Pitney Bowes, Inc. (L)	69,701	1,811,529
Quad/Graphics, Inc.	7,927	185,888
R.R. Donnelley & Sons Company	125,907	2,253,735
Republic Services, Inc.	93,362	3,189,246
Rollins, Inc.	41,048	1,241,292
Schawk, Inc.	3,924	78,441
Secom Company, Ltd.	50,633	2,910,645
Securitas AB, Series B	75,382	873,023
Serco Group PLC	120,359	846,111
Societe BIC SA	6,990	918,183
SP Plus Corp. (I)	5,026	132,033
Steelcase, Inc., Class A	26,162	434,551
Stericycle, Inc. (I)	29,394	3,339,746
Team, Inc. (I)	6,437	275,890
Tetra Tech, Inc. (I)	20,171	596,860
The ADT Corp. (L)	64,165	1,921,742
The Brink’s Company	45,540	1,300,167
Toppan Printing Company, Ltd.	134,165	959,254
Tyco International, Ltd.	158,923	6,738,335
UniFirst Corp.	4,542	499,347
United Stationers, Inc.	12,570	516,250
US Ecology, Inc.	6,814	252,936
Viad Corp.	6,465	155,419
Waste Connections, Inc.	78,695	3,451,563
Waste Management, Inc.	149,164	6,275,329
West Corp.	6,654	159,230

		73,132,582
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	42,403	1,667,217
AECOM Technology Corp. (I)	63,091	2,029,637
Aegion Corp. (I)	12,351	312,604
Ameresco, Inc., Class A (I)	7,527	56,904
Argan, Inc.	4,540	134,974
Bouygues SA	46,211	1,925,597
Chiyoda Corp.	38,214	493,073
Comfort Systems USA, Inc.	11,763	179,268
Dycom Industries, Inc. (I)	10,329	326,500
EMCOR Group, Inc.	20,817	974,027
Ferrovial SA	97,258	2,108,335
Fluor Corp.	55,419	4,307,719
Furmanite Corp. (I)	11,982	117,663
Granite Construction, Inc.	35,304	1,409,689
Great Lakes Dredge & Dock Corp. (I)	19,106	174,438
Hochtief AG	7,425	675,138
Jacobs Engineering Group, Inc. (I)	45,076	2,862,326
JGC Corp.	49,936	1,734,747

240

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Kajima Corp.	203,724	$712,822
KBR, Inc.	94,350	2,517,258
Kinden Corp.	31,739	307,091
Koninklijke Boskalis Westinster NV	18,871	1,038,638
Layne Christensen Company (I) (L)	6,646	120,891
Leighton Holdings, Ltd. (L)	40,657	796,982
MasTec, Inc. (I)	18,423	800,295
MYR Group, Inc. (I)	6,856	173,594
Northwest Pipe Company (I)	3,252	117,592
Obayashi Corp.	156,710	883,372
OCI (I)	22,853	1,036,486
Orion Marine Group, Inc. (I)	9,189	115,506
Pike Corp. (I)	9,072	97,615
Primoris Services Corp.	11,045	331,129
Quanta Services, Inc. (I)	74,611	2,753,146
Shimizu Corp.	141,988	735,358
Skanska AB, Series B (L)	91,618	2,159,746
Sterling Construction Company, Inc. (I)	5,999	52,011
Taisei Corp.	233,788	1,043,337
Tutor Perini Corp. (I)	11,542	330,909
URS Corp.	45,940	2,161,936
Vinci SA	116,091	8,617,351

		48,392,921
Electrical Equipment - 1.0%
ABB, Ltd. (I)	530,598	13,705,858
Acuity Brands, Inc.	40,713	5,397,322
Alstom SA	52,112	1,422,169
AMETEK, Inc.	84,518	4,351,832
AZZ, Inc.	8,020	358,334
Brady Corp., Class A	14,488	393,349
Capstone Turbine Corp. (I) (L)	96,078	204,646
Eaton Corp. PLC	163,951	12,315,999
Emerson Electric Company	242,470	16,196,996
Encore Wire Corp.	6,513	315,946
EnerSys, Inc.	14,872	1,030,481
Enphase Energy, Inc. (I) (L)	5,627	41,415
Franklin Electric Company, Inc.	14,796	629,126
FuelCell Energy, Inc. (I) (L)	57,998	143,835
Fuji Electric Company, Ltd. (I)	136,165	608,753
Generac Holdings, Inc.	15,990	942,930
General Cable Corp.	46,986	1,203,311
Global Power Equipment Group, Inc.	6,046	120,255
GrafTech International, Ltd. (I) (L)	36,512	398,711
Hubbell, Inc., Class B	34,318	4,113,699
Legrand SA	63,905	3,969,779
LSI Industries, Inc.	7,732	63,325
Mabuchi Motor Company, Ltd.	5,977	391,882
Mitsubishi Electric Corp.	466,210	5,248,029
Nidec Corp.	48,892	2,997,933
OSRAM Licht AG (I)	20,203	1,309,996
Polypore International, Inc. (I) (L)	14,522	496,798
Powell Industries, Inc.	2,969	192,391
Power Solutions International, Inc. (I)	705	52,995
PowerSecure International, Inc. (I)	7,121	166,916
Prysmian SpA	49,174	1,223,711
Regal-Beloit Corp.	28,707	2,087,286
Revolution Lighting Technologies, Inc. (I) (L)	10,950	34,493
Rockwell Automation, Inc.	47,868	5,961,959
Roper Industries, Inc.	34,266	4,574,854
Schneider Electric SA	132,566	11,748,835
Sumitomo Electric Industries, Ltd.	181,822	2,714,383
Thermon Group Holdings, Inc. (I)	8,663	200,808

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Vicor Corp. (I)	5,755	$58,701

		107,390,041
Industrial Conglomerates - 1.8%
3M Company	217,188	29,463,724
Carlisle Companies, Inc.	40,543	3,216,682
Danaher Corp.	207,211	15,540,825
General Electric Company	3,461,348	89,614,300
Hopewell Holdings, Ltd.	137,615	472,641
Hutchison Whampoa, Ltd.	514,198	6,830,982
Keppel Corp., Ltd.	349,505	3,032,179
Koninklijke Philips NV	226,347	7,962,687
NWS Holdings, Ltd.	353,599	599,483
Raven Industries, Inc.	11,382	372,761
Sembcorp Industries, Ltd.	237,016	1,036,763
Siemens AG	191,320	25,801,911
Smiths Group PLC	95,118	2,021,034
Toshiba Corp.	971,328	4,117,039

		190,083,011
Machinery - 2.4%
Accuride Corp. (I) (L)	14,151	62,689
Actuant Corp., Class A	22,670	774,181
AGCO Corp.	55,513	3,062,097
Alamo Group, Inc.	2,259	122,731
Albany International Corp., Class A	8,664	307,919
Alfa Laval AB	75,877	2,055,389
Altra Holdings, Inc.	8,434	301,094
Amada Company, Ltd.	87,177	613,337
American Railcar Industries, Inc. (L)	2,932	205,328
Ampco-Pittsburgh Corp.	3,267	61,648
Andritz AG	17,553	1,085,326
Astec Industries, Inc.	6,400	281,024
Atlas Copco AB, Series A	162,038	4,677,828
Atlas Copco AB, Series B	94,157	2,579,082
Barnes Group, Inc.	16,741	644,026
Blount International, Inc. (I)	15,650	186,235
Briggs & Stratton Corp. (L)	15,153	337,154
Caterpillar, Inc.	220,036	21,864,977
Chart Industries, Inc. (I) (L)	9,421	749,441
CIRCOR International, Inc.	5,445	399,282
CLARCOR, Inc.	47,492	2,723,666
CNH Industrial NV (I)	226,357	2,605,115
Columbus McKinnon Corp. (I)	6,254	167,545
Commercial Vehicle Group, Inc. (I)	8,615	78,569
Crane Company	31,169	2,217,674
Cummins, Inc.	59,895	8,923,756
Deere & Company	127,544	11,580,995
Donaldson Company, Inc.	85,058	3,606,459
Douglas Dynamics, Inc.	7,740	134,831
Dover Corp.	58,643	4,794,065
Dynamic Materials Corp.	4,725	89,964
Energy Recovery, Inc. (I) (L)	14,688	78,140
EnPro Industries, Inc. (I)	6,496	472,064
ESCO Technologies, Inc.	8,365	294,364
FANUC Corp. (I)	46,227	8,172,562
Federal Signal Corp. (I)	19,559	291,429
Flowserve Corp.	47,463	3,718,251
FreightCar America, Inc.	4,054	94,215
GEA Group AG	44,107	2,015,125
Graco, Inc.	38,701	2,892,513
Graham Corp.	3,389	107,940
Greenbrier Companies, Inc. (I)	7,577	345,511
Hardinge, Inc.	4,534	65,290

241

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Harsco Corp.	51,150	$1,198,445
Hino Motors, Ltd.	62,283	922,424
Hitachi Construction
Machinery Company, Ltd.	26,152	502,532
Hurco Companies, Inc.	2,771	73,930
Hyster-Yale Materials Handling, Inc.	3,236	315,510
IDEX Corp.	51,515	3,754,928
IHI Corp.	318,295	1,339,235
Illinois Tool Works, Inc.	134,817	10,964,667
IMI PLC	65,764	1,600,284
Ingersoll-Rand PLC	89,199	5,105,751
ITT Corp.	58,209	2,489,017
John Bean Technologies Corp.	8,885	274,547
Joy Global, Inc. (L)	34,552	2,004,016
JTEKT Corp.	50,044	742,899
Kadant, Inc.	3,665	133,663
Kawasaki Heavy Industries, Ltd.	342,790	1,262,910
Kennametal, Inc.	50,053	2,217,348
Komatsu, Ltd.	225,214	4,721,512
Kone OYJ (L)	75,343	3,163,529
Kubota Corp.	257,390	3,420,852
Kurita Water Industries, Ltd.	25,727	558,570
LB Foster Company, Class A	3,446	161,445
Lincoln Electric Holdings, Inc.	51,575	3,713,916
Lindsay Corp. (L)	4,001	352,808
Lydall, Inc. (I)	5,812	132,920
Makita Corp. (I)	27,029	1,488,043
MAN SE	8,500	1,083,491
Manitex International, Inc. (I)	4,666	76,056
Melrose Industries PLC	258,516	1,281,152
Meritor, Inc. (I)	30,354	371,837
Metso OYJ (L)	30,790	1,008,217
Middleby Corp. (I)	5,831	1,540,609
Miller Industries, Inc.	4,920	96,088
Mitsubishi Heavy Industries, Ltd.	732,336	4,237,570
Mueller Industries, Inc.	17,478	524,165
Mueller Water Products, Inc., Class A	49,331	468,645
Nabtesco Corp.	26,189	604,493
NGK Insulators, Ltd.	62,709	1,308,216
NN, Inc.	5,615	110,616
Nordson Corp.	38,521	2,715,345
NSK, Ltd.	113,050	1,159,604
Oshkosh Corp.	53,566	3,153,430
PACCAR, Inc.	122,268	8,245,754
Pall Corp.	37,852	3,386,618
Parker Hannifin Corp.	51,442	6,158,122
Pentair, Ltd.	68,069	5,400,594
PMFG, Inc. (I)	7,433	44,375
Proto Labs, Inc. (I)	5,271	356,689
RBC Bearings, Inc. (I)	7,206	459,022
Rexnord Corp. (I)	9,371	271,572
Sandvik AB	257,249	3,638,558
Scania AB, B Shares	77,201	2,272,091
Schindler Holding AG,
Participation Certificates	11,241	1,657,180
Schindler Holding AG, Registered Shares	5,032	739,083
SembCorp Marine, Ltd.	201,774	650,553
SKF AB, B Shares (L)	95,469	2,444,483
SMC Corp.	12,425	3,276,881
Snap-on, Inc.	20,253	2,298,310
SPX Corp.	28,578	2,809,503
Standex International Corp.	3,999	214,266
Stanley Black & Decker, Inc.	53,618	4,355,926

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Sulzer AG	5,779	$795,237
Sumitomo Heavy Industries, Ltd.	134,181	545,744
Sun Hydraulics Corp.	6,686	289,571
Tecumseh Products Company, Class A (I)	6,553	45,216
Tennant Company	5,671	372,131
Terex Corp.	70,397	3,118,587
The ExOne Company (I) (L)	2,124	76,103
The Gorman-Rupp Company	5,904	187,688
The Japan Steel Works, Ltd.	76,405	343,103
The Weir Group PLC	51,420	2,174,819
THK Company, Ltd.	27,788	622,933
Timken Company	49,633	2,917,428
Titan International, Inc. (L)	16,673	316,620
TriMas Corp. (I)	14,049	466,427
Trinity Industries, Inc.	49,310	3,553,772
Twin Disc, Inc.	3,077	81,048
Vallourec SA	25,858	1,402,804
Valmont Industries, Inc. (L)	17,088	2,543,378
Volvo AB, Series B (L)	368,277	5,854,248
Wabash National Corp. (I)	21,415	294,670
Wabtec Corp.	61,152	4,739,280
Wartsila OYJ Abp	42,818	2,327,435
Watts Water Technologies, Inc., Class A	8,839	518,761
Woodward, Inc.	59,516	2,471,699
Xerium Technologies, Inc. (I)	3,948	63,365
Xylem, Inc.	64,438	2,346,832
Yangzijiang Shipbuilding Holdings, Ltd.	467,001	401,825
Zardoya Otis SA	40,901	697,107

		256,443,477
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A (L)	132	1,519,106
A.P. Moeller - Maersk A/S, Series B (L)	318	3,806,063
International Shipholding Corp.	2,085	61,382
Kirby Corp. (I)	36,235	3,668,794
Kuehne & Nagel International AG	13,024	1,822,628
Matson, Inc.	13,486	332,969
Mitsui O.S.K. Lines, Ltd.	261,441	1,016,929
Nippon Yusen KK (L)	389,713	1,131,851

		13,359,722
Professional Services - 0.5%
Acacia Research Corp. (L)	15,500	236,840
Adecco SA (I)	31,951	2,659,160
ALS, Ltd.	94,637	646,215
Barrett Business Services, Inc.	2,297	136,832
Bureau Veritas SA	53,278	1,634,098
Capita PLC	158,941	2,906,229
CBIZ, Inc. (I)	12,082	110,671
CDI Corp.	4,748	81,428
CRA International, Inc. (I)	3,740	82,168
Equifax, Inc.	42,452	2,888,010
Experian PLC	241,378	4,355,843
Exponent, Inc.	4,092	307,146
Franklin Covey Company (I)	3,309	65,419
FTI Consulting, Inc. (I)	38,431	1,281,290
GP Strategies Corp. (I)	4,927	134,162
Heidrick & Struggles International, Inc.	5,948	119,376
Huron Consulting Group, Inc. (I)	7,255	459,822
ICF International, Inc. (I)	6,247	248,693
Insperity, Inc.	7,010	217,170
Intertek Group PLC	38,911	1,997,749
Kelly Services, Inc., Class A	8,383	198,929
Kforce, Inc.	8,602	183,395

242

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Korn/Ferry International (I)	15,098	$449,467
ManpowerGroup, Inc.	50,661	3,993,607
Mistras Group, Inc. (I)	5,101	116,150
Navigant Consulting, Inc. (I)	15,701	292,981
Nielsen Holdings NV	97,801	4,364,859
Odyssey Marine Exploration, Inc. (I) (L)	28,133	64,425
On Assignment, Inc. (I)	14,286	551,297
Pendrell Corp. (I)	53,095	97,164
Randstad Holding NV	29,966	1,753,870
Resources Connection, Inc.	13,048	183,846
Robert Half International, Inc.	46,741	1,960,785
RPX Corp. (I)	10,145	165,161
Seek, Ltd.	77,684	1,270,129
SGS SA	1,321	3,257,945
The Advisory Board Company (I)	11,040	709,320
The Corporate Executive Board Company	31,871	2,365,784
The Dun & Bradstreet Corp.	12,781	1,269,792
Towers Watson & Company, Class A	40,861	4,660,197
TrueBlue, Inc. (I)	12,642	369,905
VSE Corp.	1,478	77,891
WageWorks, Inc. (I)	7,720	433,169

		49,358,389
Road & Rail - 0.9%
Arkansas Best Corp.	8,059	297,780
Asciano, Ltd.	235,196	1,137,873
Aurizon Holdings, Ltd.	489,808	2,339,619
Celadon Group, Inc.	6,793	163,304
Central Japan Railway Company, Ltd.	34,814	4,066,654
ComfortDelGro Corp., Ltd.	485,723	768,321
Con-way, Inc.	36,249	1,489,109
CSX Corp.	347,665	10,071,855
DSV A/S, ADR	43,367	1,398,382
East Japan Railway Company	80,950	5,962,577
Genesee & Wyoming, Inc., Class A (I)	32,431	3,156,185
Hankyu Hanshin Holdings, Inc.	276,018	1,501,567
Heartland Express, Inc.	14,318	324,875
J.B. Hunt Transport Services, Inc.	58,222	4,187,326
Kansas City Southern	37,944	3,872,565
Keikyu Corp.	112,620	949,674
Keio Corp.	139,064	968,210
Keisei Electric Railway Company, Ltd.	67,607	586,024
Kintetsu Corp.	436,753	1,553,038
Knight Transportation, Inc.	18,191	420,758
Landstar System, Inc.	28,994	1,717,025
Marten Transport, Ltd.	7,820	168,286
MTR Corp., Ltd.	349,773	1,296,067
Nippon Express Company, Ltd.	191,698	937,532
Norfolk Southern Corp.	106,875	10,385,044
Odakyu Electric Railway Company, Ltd.	150,811	1,298,141
Old Dominion Freight Line, Inc. (I)	44,439	2,521,469
Patriot Transportation Holding, Inc. (I)	2,304	83,059
Quality Distribution, Inc. (I)	7,082	91,995
Roadrunner Transportation Systems, Inc. (I)	6,214	156,841
Ryder Systems, Inc.	18,145	1,450,148
Saia, Inc. (I)	7,724	295,134
Swift Transportation Company (I)	26,043	644,564
Tobu Railway Company, Ltd.	245,814	1,186,899
Tokyu Corp.	274,232	1,675,822
Union Pacific Corp.	157,002	29,462,995
Werner Enterprises, Inc.	43,520	1,110,195
West Japan Railway Company	39,636	1,617,796

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
YRC Worldwide, Inc. (I) (L)	3,496	$78,660

		101,393,368
Trading Companies & Distributors - 0.6%
Aceto Corp.	8,646	173,698
Aircastle, Ltd.	21,050	407,949
Applied Industrial Technologies, Inc.	13,042	629,146
Beacon Roofing Supply, Inc. (I)	15,213	588,135
Brenntag AG	12,422	2,306,958
Bunzl PLC	80,447	2,144,942
CAI International, Inc. (I)	5,826	143,727
DXP Enterprises, Inc. (I)	2,972	282,132
Fastenal Company (L)	94,213	4,646,585
GATX Corp.	29,243	1,985,015
H&E Equipment Services, Inc. (I)	9,262	374,648
Houston Wire & Cable Company	6,757	88,719
ITOCHU Corp.	363,090	4,248,308
Kaman Corp.	8,673	352,818
Marubeni Corp.	397,626	2,669,322
Mitsubishi Corp.	338,995	6,288,293
Mitsui & Company, Ltd.	419,111	5,923,532
MSC Industrial Direct Company, Inc., Class A	30,055	2,600,359
Noble Group, Ltd.	1,018,010	962,426
Rexel SA	58,077	1,523,257
Rush Enterprises, Inc., Class A (I)	10,906	354,227
Sojitz Corp.	305,051	520,047
Stock Building Supply Holdings, Inc. (I)	2,707	55,006
Sumitomo Corp.	271,341	3,450,253
TAL International Group, Inc. (I) (L)	10,530	451,421
Textainer Group Holdings, Ltd. (L)	6,463	247,339
Titan Machinery, Inc. (I) (L)	5,700	89,319
Toyota Tsusho Corp.	51,121	1,296,635
Travis Perkins PLC	59,139	1,862,154
United Rentals, Inc. (I)	59,363	5,635,923
W.W. Grainger, Inc.	21,116	5,335,169
Watsco, Inc.	25,159	2,513,636
Wolseley PLC	64,062	3,650,074

		63,801,172
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	92,850	2,122,095
Aeroports de Paris	7,163	892,769
Atlantia SpA	89,703	2,304,883
Auckland International Airport, Ltd.	257,889	853,212
Fraport AG Frankfurt Airport
Services Worldwide	8,898	664,884
Groupe Eurotunnel SA	132,677	1,693,638
Hutchison Port Holdings Trust	1,259,997	819,225
Kamigumi Company, Ltd.	56,733	551,218
Mitsubishi Logistics Corp.	29,472	409,466
Sydney Airport	259,403	1,009,332
Transurban Group	340,564	2,295,932
Wesco Aircraft Holdings, Inc. (I)	12,776	281,200

		13,897,854

		1,268,714,376
Information Technology - 13.6%
Communications Equipment - 1.2%
ADTRAN, Inc.	54,517	1,330,760
Alcatel-Lucent (I)	673,140	2,650,997
Alliance Fiber Optic Products, Inc. (L)	3,791	54,856
ARRIS Group, Inc. (I)	36,233	1,021,046
Aruba Networks, Inc. (I)	35,490	665,438
Aviat Networks, Inc. (I)	20,149	32,037

243

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Bel Fuse, Inc., Class B	3,399	$74,438
Black Box Corp.	5,146	125,254
CalAmp Corp. (I)	10,866	302,835
Calix, Inc. (I)	13,073	110,205
Ciena Corp. (I) (L)	98,500	2,239,890
Cisco Systems, Inc.	1,777,310	39,829,517
Comtech Telecommunications Corp.	5,350	170,451
Digi International, Inc. (I)	8,968	91,025
Emulex Corp. (I)	25,198	186,213
Extreme Networks, Inc. (I)	29,020	168,316
F5 Networks, Inc. (I)	26,048	2,777,498
Finisar Corp. (I)	29,053	770,195
Harmonic, Inc. (I)	31,888	227,680
Harris Corp.	36,590	2,676,924
Infinera Corp. (I)	36,244	329,096
InterDigital, Inc. (L)	38,630	1,279,039
Ixia (I)	17,862	223,275
JDS Uniphase Corp. (I)	148,696	2,081,744
Juniper Networks, Inc. (I)	172,956	4,455,347
KVH Industries, Inc. (I)	5,900	77,644
Motorola Solutions, Inc.	77,926	5,009,863
NETGEAR, Inc. (I)	12,079	407,425
Numerex Corp., Class A (I)	4,924	53,819
Oplink Communications, Inc. (I)	6,268	112,573
Parkervision, Inc. (I) (L)	27,980	134,304
PC-Tel, Inc.	5,970	52,118
Plantronics, Inc.	40,805	1,813,782
Polycom, Inc. (I)	87,171	1,195,986
Procera Networks, Inc. (I) (L)	6,917	71,868
QUALCOMM, Inc.	583,367	46,004,322
Riverbed Technology, Inc. (I)	101,897	2,008,390
Ruckus Wireless, Inc. (I)	14,491	176,211
ShoreTel, Inc. (I)	18,535	159,401
Sonus Networks, Inc. (I)	67,377	227,060
Telefonaktiebolaget LM Ericsson, B Shares	734,139	9,791,461
Tessco Technologies, Inc.	1,898	70,909
Ubiquiti Networks, Inc. (I)	3,892	176,969
ViaSat, Inc. (I)	12,317	850,366
Westell Technologies, Inc., Class A (I)	16,402	60,523

		132,329,070
Electronic Equipment, Instruments & Components - 1.0%
Aeroflex Holding Corp. (I)	6,487	53,907
Agilysys, Inc. (I)	4,983	66,772
Amphenol Corp., Class A	54,564	5,000,791
Anixter International, Inc.	8,367	849,418
Arrow Electronics, Inc. (I)	63,631	3,777,136
Audience, Inc. (I)	3,487	43,588
Avnet, Inc.	88,070	4,097,897
Badger Meter, Inc.	4,512	248,611
Belden, Inc.	13,685	952,476
Benchmark Electronics, Inc. (I)	16,761	379,637
Checkpoint Systems, Inc. (I)	12,929	173,507
Citizen Holdings Company, Ltd.	64,439	484,443
Cognex Corp. (I)	26,951	912,561
Coherent, Inc. (I)	7,583	495,549
Corning, Inc.	480,239	9,998,576
CTS Corp.	10,518	219,616
Daktronics, Inc.	11,533	165,960
DTS, Inc. (I)	6,016	118,876
Electro Rent Corp.	4,965	87,334
Electro Scientific Industries, Inc.	8,917	87,832
Fabrinet (I)	8,893	184,708
FARO Technologies, Inc. (I)	5,321	282,013

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
FEI Company	12,943	$1,333,388
FLIR Systems, Inc.	48,723	1,754,028
FUJIFILM Holdings Corp.	111,625	2,996,231
GSI Group, Inc. (I)	10,068	131,488
Hamamatsu Photonics KK	17,333	781,937
Hexagon AB, B Shares	57,265	1,946,929
Hirose Electric Company, Ltd.	7,236	994,829
Hitachi High-Technologies Corp.	15,084	351,381
Hitachi, Ltd.	1,166,304	8,633,049
Hoya Corp. (I)	104,867	3,280,346
Ibiden Company, Ltd. (I)	27,486	542,298
II-VI, Inc. (I)	16,110	248,577
Ingram Micro, Inc., Class A (I)	98,430	2,909,591
Insight Enterprises, Inc. (I)	13,593	341,320
InvenSense, Inc. (I) (L)	17,679	418,462
Itron, Inc. (I)	37,181	1,321,413
Jabil Circuit, Inc.	65,834	1,185,012
KEMET Corp. (I)	15,103	87,748
Keyence Corp.	10,968	4,518,449
Knowles Corp. (I)	54,263	1,713,083
Kyocera Corp.	78,400	3,533,302
Littelfuse, Inc.	6,866	642,932
Maxwell Technologies, Inc. (I)	9,661	124,820
Measurement Specialties, Inc. (I)	4,823	327,241
Mercury Systems, Inc. (I)	10,654	140,739
Mesa Laboratories, Inc.	950	85,738
Methode Electronics, Inc.	11,475	351,824
MTS Systems Corp.	4,862	332,998
Murata Manufacturing Company, Ltd.	48,871	4,619,333
National Instruments Corp.	62,602	1,796,051
Neonode, Inc. (I) (L)	9,128	51,938
Newport Corp. (I)	12,295	254,261
Nippon Electric Glass Company, Ltd.	90,975	468,698
Omron Corp.	49,269	2,038,589
OSI Systems, Inc. (I)	6,224	372,569
Park Electrochemical Corp.	6,611	197,471
PC Connection, Inc.	2,931	59,558
Plexus Corp. (I)	10,658	427,066
RealD, Inc. (I)	12,860	143,646
Rofin-Sinar Technologies, Inc. (I)	8,933	214,035
Rogers Corp. (I)	5,293	330,389
Sanmina Corp. (I)	25,787	449,983
ScanSource, Inc. (I)	8,667	353,354
Shimadzu Corp.	57,810	513,626
Speed Commerce, Inc. (I)	14,751	53,694
SYNNEX Corp. (I)	8,192	496,517
TDK Corp.	29,673	1,237,426
TE Connectivity, Ltd.	141,509	8,520,257
Tech Data Corp. (I)	24,237	1,477,488
Trimble Navigation, Ltd. (I)	165,470	6,431,819
TTM Technologies, Inc. (I)	16,737	141,428
Uni-Pixel, Inc. (I) (L)	3,409	26,113
Universal Display Corp. (I) (L)	12,546	400,343
Vishay Intertechnology, Inc.	86,550	1,287,864
Vishay Precision Group, Inc. (I)	4,329	75,238
Yaskawa Electric Corp.	51,910	717,172
Yokogawa Electric Corp.	52,374	846,716
Zebra Technologies Corp., Class A (I)	32,079	2,226,603
Zygo Corp. (I)	5,699	86,568

		106,026,174
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (I)	61,593	3,585,329

244

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Angie’s List, Inc. (I) (L)	13,290	$161,872
AOL, Inc. (I)	50,596	2,214,587
Bankrate, Inc. (I)	14,461	244,969
Bazaarvoice, Inc. (I) (L)	15,822	115,501
Benefitfocus, Inc. (I) (L)	1,610	75,622
Blucora, Inc. (I)	12,768	251,402
Brightcove, Inc. (I)	9,172	90,161
Carbonite, Inc. (I)	4,250	43,308
ChannelAdvisor Corp. (I)	2,120	80,009
comScore, Inc. (I)	11,168	366,199
Constant Contact, Inc. (I)	9,587	234,498
Conversant, Inc. (I) (L)	61,190	1,722,499
Cornerstone OnDemand, Inc. (I)	12,584	602,396
CoStar Group, Inc. (I)	8,872	1,656,757
Cvent, Inc. (I)	2,101	75,951
Dealertrack Technologies, Inc. (I)	13,561	667,066
Demand Media, Inc. (I)	12,025	58,321
Demandware, Inc. (I)	5,742	367,833
Dena Company, Ltd. (L)	25,577	462,013
Dice Holdings, Inc. (I)	12,544	93,578
Digital River, Inc. (I)	10,689	186,309
E2open, Inc. (I) (L)	5,156	121,527
Earthlink Holdings Corp.	32,525	117,415
eBay, Inc. (I)	402,038	22,208,579
eGain Corp. (I)	4,474	31,586
Endurance International
Group Holdings, Inc. (I) (L)	6,884	89,561
Envestnet, Inc. (I)	7,107	285,559
Equinix, Inc. (I)	31,459	5,814,882
Facebook, Inc., Class A (I)	589,401	35,505,516
Global Eagle Entertainment, Inc. (I)	8,840	139,495
Gogo, Inc. (I) (L)	3,564	73,205
Google, Inc., Class A (I)	97,393	108,545,472
Gree, Inc. (I) (L)	26,828	296,574
Internap Network Services Corp. (I)	17,430	123,404
IntraLinks Holdings, Inc. (I)	12,060	123,374
j2 Global, Inc. (L)	14,325	716,966
Kakaku.com, Inc.	35,100	570,647
Limelight Networks, Inc. (I)	19,498	42,506
Liquidity Services, Inc. (I) (L)	7,844	204,336
LivePerson, Inc. (I)	17,438	210,477
LogMeIn, Inc. (I)	7,619	342,017
Marchex, Inc., Class B	7,895	82,976
Marin Software, Inc. (I) (L)	3,186	33,676
Marketo, Inc. (I)	2,163	70,665
Millennial Media, Inc. (I) (L)	10,926	75,608
Monster Worldwide, Inc. (I)	32,942	246,406
Move, Inc. (I)	12,486	144,338
NIC, Inc.	20,305	392,090
OpenTable, Inc. (I)	7,101	546,280
Perficient, Inc. (I)	10,534	190,876
QuinStreet, Inc. (I)	10,739	71,307
Rackspace Hosting, Inc. (I)	74,065	2,430,813
RealNetworks, Inc. (I)	8,221	62,315
Reis, Inc. (I)	3,132	56,533
Rocket Fuel, Inc. (I) (L)	1,549	66,421
SciQuest, Inc. (I)	7,199	194,481
Shutterstock, Inc. (I)	2,300	167,003
Spark Networks, Inc. (I) (L)	6,514	34,068
SPS Commerce, Inc. (I)	4,986	306,390
Stamps.com, Inc. (I)	4,082	136,992
support.com, Inc. (I)	17,580	44,829
Textura Corp. (I) (L)	1,794	45,227

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Travelzoo, Inc. (I)	2,681	$61,395
Trulia, Inc. (I) (L)	8,672	287,910
United Internet AG	25,692	1,205,131
United Online, Inc.	4,212	48,691
Unwired Planet, Inc. (I)	33,546	72,795
VeriSign, Inc. (I) (L)	43,445	2,342,120
Vistaprint NV (I) (L)	10,150	499,583
Vocus, Inc. (I)	6,405	85,379
Web.com Group, Inc. (I)	13,108	446,065
WebMD Health Corp. (I) (L)	8,852	366,473
Wix.com, Ltd. (I) (L)	2,608	59,906
XO Group, Inc. (I)	8,830	89,536
Xoom Corp. (I)	2,623	51,201
Yahoo Japan Corp.	346,732	1,698,618
Yahoo!, Inc. (I)	323,957	11,630,056
Yelp, Inc. (I)	10,109	777,685
Zillow, Inc., Class A (I) (L)	7,260	639,606
Zix Corp. (I)	21,224	87,867

		214,768,589
IT Services - 2.4%
Accenture PLC, Class A	219,758	17,519,108
Acxiom Corp. (I)	71,616	2,463,232
Alliance Data Systems Corp. (I)	18,351	4,999,730
Amadeus IT Holding SA, A Shares	91,742	3,812,346
AtoS	16,843	1,522,079
Automatic Data Processing, Inc.	166,254	12,844,784
Blackhawk Network Holdings, Inc. (I) (L)	4,057	98,950
Broadridge Financial Solutions, Inc.	76,048	2,824,423
CACI International, Inc., Class A (I)	7,122	525,604
Cap Gemini SA	34,532	2,614,295
Cardtronics, Inc. (I)	13,962	542,424
Cass Information Systems, Inc.	3,265	168,343
CIBER, Inc. (I)	24,609	112,709
Cognizant Technology
Solutions Corp., Class A (I)	209,561	10,605,882
Computer Sciences Corp.	50,290	3,058,638
Computer Task Group, Inc.	5,343	90,778
Computershare, Ltd.	113,898	1,280,922
Convergys Corp.	96,551	2,115,432
CoreLogic, Inc. (I)	58,117	1,745,835
CSG Systems International, Inc.	10,469	272,613
Datalink Corp. (I)	6,282	87,508
DST Systems, Inc.	18,661	1,768,876
EPAM Systems, Inc. (I)	6,770	222,733
Euronet Worldwide, Inc. (I)	15,509	645,019
EVERTEC, Inc.	9,207	227,413
ExlService Holdings, Inc. (I)	10,210	315,591
Fidelity National Information Services, Inc.	100,325	5,362,371
Fiserv, Inc. (I)	87,840	4,979,650
Forrester Research, Inc.	3,955	141,787
Fujitsu, Ltd.	449,564	2,717,402
Gartner, Inc. (I)	58,695	4,075,781
Global Cash Access Holdings, Inc. (I)	20,981	143,930
Global Payments, Inc.	45,794	3,256,411
Heartland Payment Systems, Inc. (L)	11,279	467,515
Higher One Holdings, Inc. (I)	10,253	74,129
iGATE Corp. (I)	10,880	343,155
International Business Machines Corp.	337,693	65,002,526
Itochu Techno-Solutions Corp.	6,056	255,765
Jack Henry & Associates, Inc. (L)	54,425	3,034,738
Leidos Holdings, Inc. (L)	46,395	1,640,991
Lionbridge Technologies, Inc. (I)	18,694	125,437
Luxoft Holding, Inc. (I)	1,629	57,129

245

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
ManTech International Corp., Class A	22,429	$659,637
MasterCard, Inc., Class A	352,072	26,299,778
MAXIMUS, Inc.	21,189	950,539
ModusLink Global Solutions, Inc. (I) (L)	11,954	50,565
MoneyGram International, Inc. (I)	7,096	125,244
NeuStar, Inc., Class A (I) (L)	38,964	1,266,720
Nomura Research Institute, Ltd.	24,285	766,103
NTT Data Corp.	30,445	1,181,477
Otsuka Corp.	3,917	510,904
Paychex, Inc.	111,925	4,768,005
Planet Payment, Inc. (I)	14,161	38,801
PRGX Global, Inc. (I)	10,413	72,162
Sapient Corp. (I)	34,373	586,403
Science Applications International Corp.	26,435	988,405
ServiceSource International, Inc. (I)	19,872	167,720
Sykes Enterprises, Inc. (I)	12,247	243,348
Syntel, Inc. (I)	4,752	427,205
TeleTech Holdings, Inc. (I) (L)	6,358	155,835
Teradata Corp. (I)	54,933	2,702,154
The Hackett Group, Inc.	9,266	55,411
The Western Union Company	189,236	3,095,901
Total System Services, Inc.	57,842	1,758,975
Unisys Corp. (I)	13,746	418,703
VeriFone Systems, Inc. (I)	70,757	2,393,002
Virtusa Corp. (I)	7,062	236,648
Visa, Inc., Class A	174,895	37,752,835
WEX, Inc. (I)	36,819	3,499,646
Xerox Corp.	384,494	4,344,782

		259,680,892
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc. (I)	12,201	298,925
Advanced Micro Devices, Inc. (I) (L)	393,068	1,576,203
Advantest Corp. (L)	36,340	392,949
Altera Corp.	109,470	3,967,193
Ambarella, Inc. (I) (L)	5,717	152,701
Amkor Technology, Inc. (I) (L)	21,758	149,260
ANADIGICS, Inc. (I)	29,452	50,068
Analog Devices, Inc.	107,630	5,719,458
Applied Materials, Inc.	417,675	8,528,924
Applied Micro Circuits Corp. (I)	22,817	225,888
ARM Holdings PLC	337,781	5,704,540
ASM Pacific Technology, Ltd.	58,068	567,838
ASML Holding NV	86,242	8,027,699
Atmel Corp. (I)	270,986	2,265,443
ATMI, Inc. (I)	9,950	338,400
Axcelis Technologies, Inc. (I)	36,557	78,598
Broadcom Corp., Class A	190,643	6,001,442
Brooks Automation, Inc.	20,796	227,300
Cabot Microelectronics Corp. (I)	7,226	317,944
Cavium, Inc. (I)	15,964	698,106
Ceva, Inc. (I)	7,183	126,133
Cirrus Logic, Inc. (I)	19,749	392,413
Cohu, Inc.	8,708	93,524
Cree, Inc. (I)	77,440	4,380,006
Cypress Semiconductor Corp. (I) (L)	136,109	1,397,839
Diodes, Inc. (I)	11,116	290,350
DSP Group, Inc. (I)	7,076	61,137
Entegris, Inc. (I)	43,492	526,688
Entropic Communications, Inc. (I)	30,015	122,761
Exar Corp. (I)	12,724	152,052
Fairchild Semiconductor International, Inc. (I)	79,421	1,095,216
First Solar, Inc. (I)	24,720	1,725,209
FormFactor, Inc. (I)	17,536	112,055

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
GT Advanced Technologies, Inc. (I) (L)	41,707	$711,104
Hittite Microwave Corp.	9,819	618,990
Infineon Technologies AG	260,685	3,110,025
Inphi Corp. (I)	8,307	133,660
Integrated Device Technology, Inc. (I)	127,655	1,561,221
Integrated Silicon Solution, Inc. (I)	9,357	145,501
Intel Corp.	1,715,049	44,265,415
International Rectifier Corp. (I)	66,979	1,835,225
Intersil Corp., Class A	121,055	1,564,031
IXYS Corp.	8,045	91,311
KLA-Tencor Corp.	57,393	3,968,152
Kopin Corp. (I)	23,776	89,873
Lam Research Corp. (I)	55,757	3,066,635
Lattice Semiconductor Corp. (I)	36,196	283,777
Linear Technology Corp.	81,906	3,988,003
LSI Corp.	195,203	2,160,897
LTX-Credence Corp. (I)	15,054	134,131
M/A-COM Technology
Solutions Holdings, Inc. (I)	3,424	70,363
MaxLinear, Inc., Class A (I)	8,243	78,144
Micrel, Inc.	14,960	165,757
Microchip Technology, Inc. (L)	69,101	3,300,264
Micron Technology, Inc. (I)	365,317	8,643,400
Microsemi Corp. (I)	28,904	723,467
MKS Instruments, Inc.	16,510	493,484
Monolithic Power Systems, Inc. (I)	11,345	439,846
MoSys, Inc. (I) (L)	17,279	78,447
Nanometrics, Inc. (I)	7,405	133,068
NeoPhotonics Corp. (I)	6,782	53,781
NVE Corp. (I)	1,830	104,383
NVIDIA Corp.	191,127	3,423,085
OmniVision Technologies, Inc. (I)	16,726	296,050
PDF Solutions, Inc. (I)	7,943	144,324
Peregrine Semiconductor Corp. (I) (L)	9,109	55,109
Pericom Semiconductor Corp. (I)	8,524	66,743
Photronics, Inc. (I)	19,896	169,713
PLX Technology, Inc. (I)	15,715	95,076
PMC-Sierra, Inc. (I)	63,732	485,001
Power Integrations, Inc.	9,004	592,283
Rambus, Inc. (I)	34,752	373,584
REC Silicon ASA (I)	50	32
RF Micro Devices, Inc. (I)	267,679	2,109,311
Rohm Company, Ltd.	23,210	1,036,382
Rubicon Technology, Inc. (I) (L)	7,253	81,886
Rudolph Technologies, Inc. (I)	10,734	122,475
Semtech Corp. (I)	64,567	1,636,128
Sigma Designs, Inc. (I)	11,386	54,197
Silicon Image, Inc. (I)	24,855	171,500
Silicon Laboratories, Inc. (I)	25,144	1,313,774
Skyworks Solutions, Inc. (I)	120,306	4,513,881
Spansion, Inc., Class A (I)	14,643	255,081
STMicroelectronics NV	153,662	1,423,972
Sumco Corp. (I)	28,611	221,666
SunEdison, Inc. (I)	239,482	4,511,841
SunPower Corp. (I) (L)	12,748	411,250
Supertex, Inc. (I)	3,506	115,628
Synaptics, Inc. (I) (L)	10,078	604,882
Teradyne, Inc. (I)	123,519	2,456,793
Tessera Technologies, Inc.	16,280	384,696
Texas Instruments, Inc.	373,901	17,629,432
Tokyo Electron, Ltd.	41,328	2,568,559
TriQuint Semiconductor, Inc. (I)	50,797	680,172
Ultra Clean Holdings, Inc. (I)	7,780	102,307

246

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Ultratech, Inc. (I)	8,802	$256,930
Veeco Instruments, Inc. (I)	12,177	510,582
Xilinx, Inc.	92,012	4,993,491

		191,644,433
Software - 2.8%
Accelrys, Inc. (I)	17,548	218,648
ACI Worldwide, Inc. (I)	36,837	2,180,382
Actuate Corp. (I)	16,423	98,866
Adobe Systems, Inc. (I)	160,273	10,536,347
Advent Software, Inc.	36,119	1,060,454
American Software, Inc., Class A	9,135	92,903
ANSYS, Inc. (I)	58,929	4,538,712
Aspen Technology, Inc. (I)	29,149	1,234,752
Autodesk, Inc. (I)	77,821	3,827,237
AVG Technologies NV (I) (L)	7,538	157,996
Barracuda Networks, Inc. (I)	1,275	43,274
Blackbaud, Inc.	14,294	447,402
Bottomline Technologies, Inc. (I)	11,879	417,547
BroadSoft, Inc. (I)	8,798	235,171
CA, Inc.	111,296	3,446,837
Cadence Design Systems, Inc. (I)	184,103	2,860,961
Callidus Software, Inc. (I)	12,747	159,592
Citrix Systems, Inc. (I)	63,402	3,641,177
CommVault Systems, Inc. (I) (L)	42,882	2,785,186
Compuware Corp.	138,938	1,458,849
Comverse, Inc. (I)	6,960	240,677
Concur Technologies, Inc. (I)	30,296	3,001,425
Dassault Systemes SA	15,198	1,778,401
Digimarc Corp.	2,111	66,285
Ebix, Inc. (L)	10,110	172,578
Electronic Arts, Inc. (I)	107,381	3,115,123
Ellie Mae, Inc. (I) (L)	8,210	236,776
Epiq Systems, Inc.	10,072	137,281
ePlus, Inc. (I)	1,319	73,547
FactSet Research Systems, Inc. (L)	25,302	2,727,809
Fair Isaac Corp.	33,377	1,846,416
FleetMatics Group PLC (I) (L)	5,390	180,296
Fortinet, Inc. (I)	86,988	1,916,346
Gemalto NV (L)	19,106	2,226,887
Gigamon, Inc. (I)	2,489	75,641
Glu Mobile Inc. (I) (L)	21,315	101,033
Guidance Software, Inc. (I)	6,248	69,103
Guidewire Software, Inc. (I)	15,166	743,892
Gungho Online Entertainment, Inc. (L)	84,000	456,621
Imperva, Inc. (I)	6,273	349,406
Infoblox, Inc. (I)	16,489	330,769
Informatica Corp. (I)	69,550	2,627,599
Interactive Intelligence Group, Inc. (I)	4,843	351,118
Intuit, Inc.	97,774	7,599,973
Jive Software, Inc. (I)	13,018	104,274
Konami Corp.	24,399	562,962
Manhattan Associates, Inc. (I)	24,202	847,796
Mentor Graphics Corp.	91,860	2,022,757
MICROS Systems, Inc. (I)	47,921	2,536,459
Microsoft Corp.	2,606,054	106,822,153
MicroStrategy, Inc., Class A (I)	2,834	327,015
Mitek Systems, Inc. (I) (L)	8,764	33,917
Model N, Inc. (I)	2,821	28,520
Monotype Imaging Holdings, Inc.	11,873	357,852
Netscout Systems, Inc. (I)	11,322	425,481
Nexon Company, Ltd.	26,653	223,835
Nice Systems, Ltd.	14,015	624,968
Nintendo Company, Ltd.	25,642	3,065,234

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	1,194,698	$48,875,095
Oracle Corp. Japan	9,306	421,973
Pegasystems, Inc.	5,436	192,000
Progress Software Corp. (I)	16,371	356,888
Proofpoint, Inc. (I)	7,163	265,604
PROS Holdings, Inc. (I)	6,988	220,192
PTC, Inc. (I)	112,677	3,992,146
Qlik Technologies, Inc. (I)	27,085	720,190
Qualys, Inc. (I)	4,654	118,351
Rally Software Development Corp. (I)	2,288	30,613
RealPage, Inc. (I) (L)	14,657	266,171
Red Hat, Inc. (I)	65,352	3,462,349
Rosetta Stone, Inc. (I)	4,323	48,504
Rovi Corp. (I)	62,732	1,429,035
Salesforce.com, Inc. (I)	193,957	11,073,005
SAP AG	222,287	18,030,940
Sapiens International Corp. NV (I)	6,937	56,259
Seachange International, Inc. (I)	10,792	112,668
Silver Spring Networks, Inc. (I) (L)	1,909	33,178
SolarWinds, Inc. (I)	41,630	1,774,687
Solera Holdings, Inc.	43,921	2,781,956
SS&C Technologies Holdings, Inc. (I)	18,124	725,322
Symantec Corp.	238,637	4,765,581
Synchronoss Technologies, Inc. (I)	9,163	314,199
Synopsys, Inc. (I)	98,113	3,768,520
Take-Two Interactive Software, Inc. (I)	25,195	552,526
Tangoe, Inc. (I)	9,731	180,899
The Sage Group PLC	264,337	1,843,709
TIBCO Software, Inc. (I)	97,139	1,973,864
TiVo, Inc. (I)	39,682	524,993
Trend Micro, Inc. (I)	25,264	780,566
Tyler Technologies, Inc. (I)	9,771	817,637
Ultimate Software Group, Inc. (I)	8,596	1,177,652
VASCO Data Security International, Inc. (I)	10,751	81,063
Verint Systems, Inc. (I)	16,412	770,215
VirnetX Holding Corp. (I) (L)	13,235	187,672
Vringo, Inc. (I) (L)	21,434	74,376

		300,651,116
Technology Hardware, Storage & Peripherals - 2.4%
3D Systems Corp. (I) (L)	61,127	3,615,662
Apple, Inc.	307,746	165,179,588
Brother Industries, Ltd.	57,376	802,244
Canon, Inc. (I)	273,500	8,488,296
Cray, Inc. (I)	12,313	459,521
Diebold, Inc.	40,945	1,633,296
Electronics For Imaging, Inc. (I)	14,460	626,263
EMC Corp.	698,905	19,156,986
Fusion-io, Inc. (I) (L)	25,522	268,491
Hewlett-Packard Company	653,863	21,159,007
Imation Corp. (I)	12,036	69,448
Immersion Corp. (I)	9,274	97,841
Konica Minolta, Inc.	115,070	1,076,553
Lexmark International, Inc., Class A	39,092	1,809,569
NCR Corp. (I)	106,157	3,880,038
NEC Corp.	601,536	1,847,704
NetApp, Inc.	114,356	4,219,736
Nokia OYJ (I)	903,504	6,647,449
QLogic Corp. (I)	28,038	357,485
Quantum Corp. (I) (L)	70,983	86,599
Ricoh Company, Ltd.	161,669	1,874,197
SanDisk Corp.	77,841	6,319,911
Seagate Technology PLC	112,932	6,342,261
Seiko Epson Corp.	31,300	978,023

247

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Silicon Graphics International Corp. (I) (L)	11,012	$135,227
Super Micro Computer, Inc. (I)	9,935	172,571
Western Digital Corp.	72,578	6,664,112

		263,968,078

		1,469,068,352
Materials - 5.2%
Chemicals - 2.8%
A. Schulman, Inc.	9,181	332,903
Advanced Emissions Solutions, Inc. (I)	6,786	166,528
Air Liquide SA	75,270	10,193,066
Air Products & Chemicals, Inc.	73,045	8,695,277
Air Water, Inc.	36,265	500,498
Airgas, Inc.	23,093	2,459,635
Akzo Nobel NV	57,871	4,719,977
Albemarle Corp.	50,628	3,362,712
American Vanguard Corp.	9,143	197,946
Arabian American Development Company (I)	6,723	72,945
Arkema SA	15,143	1,713,061
Asahi Kasei Corp.	304,600	2,065,371
Ashland, Inc.	46,084	4,584,436
Axiall Corp.	21,743	976,696
Balchem Corp.	9,301	484,768
BASF SE	221,613	24,659,476
Cabot Corp.	38,133	2,252,135
Calgon Carbon Corp. (I)	16,757	365,805
CF Industries Holdings, Inc.	19,140	4,988,650
Chase Corp.	2,035	64,164
Chemtura Corp. (I)	30,552	772,660
Croda International PLC	32,746	1,392,580
Cytec Industries, Inc.	22,724	2,218,090
Daicel Corp.	70,985	581,986
E.I. du Pont de Nemours & Company	319,844	21,461,532
Eastman Chemical Company	52,620	4,536,370
Ecolab, Inc.	93,395	10,085,726
EMS-Chemie Holding AG	1,994	753,559
Ferro Corp. (I)	22,544	307,951
Flotek Industries, Inc. (I)	14,758	411,010
FMC Corp.	45,860	3,511,042
Fuchs Petrolub AG	8,554	859,407
FutureFuel Corp.	6,822	138,487
Givaudan SA (I)	2,227	3,444,616
Hawkins, Inc.	3,301	121,279
HB Fuller Company	15,657	755,920
Hitachi Chemical Company, Ltd.	25,370	345,103
Incitec Pivot, Ltd.	392,655	1,079,828
Innophos Holdings, Inc.	6,949	394,008
Innospec, Inc.	7,318	330,993
International Flavors & Fragrances, Inc.	27,932	2,672,254
Intrepid Potash, Inc. (I) (L)	52,173	806,595
Israel Chemicals, Ltd. (L)	107,499	940,449
Johnson Matthey PLC	49,437	2,699,203
JSR Corp.	42,890	793,500
K&S AG	41,550	1,364,420
Kaneka Corp.	68,748	416,010
Kansai Paint Company, Ltd.	54,886	781,391
Koninklijke DSM NV	37,224	2,553,105
Koppers Holdings, Inc.	6,467	266,634
Kraton Performance Polymers, Inc. (I)	10,203	266,706
Kuraray Company, Ltd.	82,825	947,615
Landec Corp. (I)	9,093	101,478
Lanxess AG	20,067	1,514,697
Linde AG	44,794	8,968,939

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (I)	6,042	$226,092
LyondellBasell Industries NV, Class A	148,972	13,249,570
Minerals Technologies, Inc.	32,737	2,113,501
Mitsubishi Chemical Holdings Corp.	326,602	1,356,352
Mitsubishi Gas & Chemicals Company, Inc.	94,217	531,139
Mitsui Chemicals, Inc. (I)	198,590	486,199
Monsanto Company	181,087	20,602,268
NewMarket Corp.	7,123	2,783,526
Nippon Paint Company, Ltd.	41,000	620,801
Nitto Denko Corp.	39,761	1,906,695
Novozymes A/S, B Shares	54,537	2,397,390
Olin Corp. (L)	75,385	2,081,380
OM Group, Inc.	9,960	330,871
OMNOVA Solutions, Inc. (I)	15,404	159,894
Orica, Ltd.	88,820	1,807,312
PolyOne Corp.	30,906	1,133,014
PPG Industries, Inc.	47,801	9,247,581
Praxair, Inc.	101,435	13,284,942
Quaker Chemical Corp.	4,105	323,597
RPM International, Inc.	84,821	3,548,911
Sensient Technologies Corp.	47,530	2,681,167
Shin-Etsu Chemical Company, Ltd.	98,991	5,643,075
Showa Denko KK	363,827	515,047
Sigma-Aldrich Corp.	41,050	3,833,249
Sika AG	519	2,122,993
Solvay SA	14,305	2,247,102
Stepan Company	5,941	383,551
Sumitomo Chemical Company, Ltd.	359,291	1,324,668
Syngenta AG	22,469	8,529,793
Taiyo Nippon Sanso Corp.	57,657	453,510
Taminco Corp. (I)	4,969	104,399
Teijin, Ltd.	227,243	563,045
The Dow Chemical Company	419,472	20,382,144
The Israel Corp., Ltd. (I)	650	363,013
The Mosaic Company	116,956	5,847,800
The Scotts Miracle-Gro Company, Class A	28,064	1,719,762
The Sherwin-Williams Company	29,430	5,801,536
Toray Industries, Inc.	353,562	2,332,853
Tredegar Corp.	7,738	178,051
Ube Industries, Ltd.	257,889	475,013
Umicore SA	27,485	1,401,563
Valspar Corp.	50,115	3,614,294
Yara International ASA	43,675	1,934,527
Zep, Inc.	7,532	133,316

		302,227,698
Construction Materials - 0.3%
Boral, Ltd.	187,728	986,683
Cimpor-Cimentos de Portugal SA	9	38
CRH PLC	169,401	4,740,070
CRH PLC (London Exchange)	7,591	212,551
Eagle Materials, Inc.	31,826	2,821,693
Fletcher Building, Ltd.	166,166	1,374,606
Headwaters, Inc. (I)	22,902	302,535
HeidelbergCement AG	33,925	2,907,759
Holcim, Ltd. (I)	55,239	4,578,166
Imerys SA	8,177	727,019
James Hardie Industries, Ltd.	106,928	1,428,351
Lafarge SA	45,054	3,516,461
Martin Marietta Materials, Inc. (L)	29,398	3,773,233
Taiheiyo Cement Corp.	283,279	1,020,185
Texas Industries, Inc. (I)	6,764	606,190
U.S. Concrete, Inc. (I)	4,680	109,980

248

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company	45,437	$3,019,289

		32,124,809
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	1,510	56,021
Amcor, Ltd.	291,152	2,813,101
AptarGroup, Inc.	41,684	2,755,312
Avery Dennison Corp.	32,705	1,657,162
Ball Corp.	48,525	2,659,655
Bemis Company, Inc.	35,199	1,381,209
Berry Plastics Group, Inc. (I)	17,241	399,129
Graphic Packaging Holding Company (I)	60,323	612,882
Greif, Inc., Class A	19,495	1,023,293
MeadWestvaco Corp.	60,159	2,264,385
Myers Industries, Inc.	8,929	177,866
Owens-Illinois, Inc. (I)	56,962	1,927,024
Packaging Corp. of America	62,519	4,399,462
Rexam PLC	190,963	1,551,792
Rock-Tenn Company, Class A	45,692	4,823,704
Sealed Air Corp.	68,079	2,237,757
Silgan Holdings, Inc.	27,947	1,383,935
Sonoco Products Company	65,081	2,669,623
Toyo Seikan Kaisha, Ltd.	39,229	636,634

		35,429,946
Metals & Mining - 1.6%
AK Steel Holding Corp. (I) (L)	42,484	306,734
Alcoa, Inc. (L)	369,455	4,754,886
Allegheny Technologies, Inc.	37,877	1,427,205
Allied Nevada Gold Corp. (I) (L)	32,255	139,019
Alumina, Ltd. (I)	612,173	681,749
AM Castle & Company (I) (L)	5,984	87,905
AMCOL International Corp.	8,759	400,987
Anglo American PLC	336,373	8,595,915
Antofagasta PLC	95,112	1,326,974
ArcelorMittal	241,073	3,890,697
BHP Billiton PLC	509,626	15,736,564
BHP Billiton, Ltd.	774,943	26,266,882
Boliden AB	65,877	1,003,210
Carpenter Technology Corp.	33,807	2,232,614
Century Aluminum Company (I)	15,983	211,135
Cliffs Natural Resources, Inc. (L)	53,659	1,097,863
Coeur Mining, Inc. (I)	31,313	290,898
Commercial Metals Company	110,896	2,093,716
Compass Minerals International, Inc.	21,331	1,760,234
Daido Steel Company, Ltd.	68,557	342,834
Fortescue Metals Group, Ltd.	375,606	1,838,921
Freeport-McMoRan Copper & Gold, Inc.	358,235	11,846,831
Fresnillo PLC	44,420	626,185
Glencore Xstrata PLC	2,560,190	13,206,162
Globe Specialty Metals, Inc.	20,190	420,356
Gold Resource Corp.	10,841	51,820
Haynes International, Inc.	3,930	212,220
Hecla Mining Company (L)	101,342	311,120
Hitachi Metals, Ltd.	47,164	671,833
Horsehead Holding Corp. (I)	15,833	266,311
Iluka Resources, Ltd.	100,955	929,620
JFE Holdings, Inc.	118,535	2,227,343
Kaiser Aluminum Corp.	5,913	422,306
Kobe Steel, Ltd.	600,117	796,385
Maruichi Steel Tube, Ltd.	11,461	296,601
Materion Corp.	6,720	228,010
Midway Gold Corp. (I) (L)	38,711	40,647
Mitsubishi Materials Corp.	269,333	763,292

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Molycorp, Inc. (I) (L)	46,459	$217,893
Newcrest Mining, Ltd. (I)	184,896	1,691,867
Newmont Mining Corp.	171,715	4,025,000
Nippon Steel & Sumitomo Metal Corp.	1,834,067	5,004,758
Noranda Aluminum Holding Corp.	13,261	54,503
Norsk Hydro ASA	323,511	1,610,769
Nucor Corp.	109,864	5,552,527
Olympic Steel, Inc.	3,217	92,328
Paramount Gold and Silver Corp. (I) (L)	46,137	56,749
Randgold Resources, Ltd.	21,132	1,586,239
Reliance Steel & Aluminum Company	49,409	3,491,240
Rio Tinto PLC	306,773	17,108,031
Rio Tinto, Ltd.	105,141	6,201,497
Royal Gold, Inc.	41,473	2,597,039
RTI International Metals, Inc. (I)	9,724	270,133
Schnitzer Steel Industries, Inc., Class A	8,115	234,118
Steel Dynamics, Inc.	142,060	2,527,247
Stillwater Mining Company (I)	36,837	545,556
Sumitomo Metal Mining Company, Ltd.	126,343	1,583,568
SunCoke Energy, Inc. (I)	21,831	498,620
ThyssenKrupp AG (I)	109,211	2,929,993
U.S. Silica Holdings, Inc. (L)	6,640	253,449
United States Steel Corp. (L)	50,570	1,396,238
Universal Stainless & Alloy Products, Inc. (I)	2,443	82,500
Voestalpine AG	27,019	1,189,073
Walter Energy, Inc. (L)	19,718	149,068
Worthington Industries, Inc.	49,895	1,908,484
Yamato Kogyo Company, Ltd.	10,186	319,344

		170,981,815
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	3,981	114,016
Clearwater Paper Corp. (I)	6,546	410,238
Deltic Timber Corp.	3,568	232,741
Domtar Corp.	20,706	2,323,627
International Paper Company	151,496	6,950,636
KapStone Paper and Packaging Corp. (I)	25,232	727,691
Louisiana-Pacific Corp. (I)	133,232	2,247,624
Neenah Paper, Inc.	5,057	261,548
Oji Holdings Corp.	191,933	858,495
PH Glatfelter Company	13,273	361,291
Resolute Forest Products, Inc. (I)	21,657	435,089
Schweitzer-Mauduit International, Inc.	9,703	413,251
Stora Enso OYJ, Series R	132,700	1,420,196
UPM-Kymmene OYJ	127,665	2,184,208
Wausau Paper Corp.	15,731	200,256

		19,140,907

		559,905,175
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 2.4%
8x8, Inc. (I)	27,303	295,145
American Tower Corp.	136,269	11,156,343
AT&T, Inc.	1,796,395	62,999,573
Atlantic Tele-Network, Inc.	2,884	190,113
Belgacom SA (L)	36,655	1,148,498
Bezeq The
Israeli Telecommunication Corp., Ltd.	460,707	821,257
BT Group PLC	1,907,956	12,134,081
Cbeyond, Inc. (I)	8,903	64,547
CenturyLink, Inc.	199,504	6,551,711
Cincinnati Bell, Inc. (I)	64,900	224,554
Cogent Communications Group, Inc.	14,746	523,925

249

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Consolidated
Communications Holdings, Inc. (L)	12,339	$246,903
Deutsche Telekom AG	698,063	11,326,468
Elisa OYJ, Class A	33,845	973,597
FairPoint Communications, Inc. (I) (L)	6,824	92,806
Frontier Communications Corp. (L)	344,739	1,965,012
General Communication, Inc., Class A (I)	10,617	121,140
Hawaiian Telcom Holdco, Inc. (I) (L)	3,604	102,678
HickoryTech Corp.	4,912	62,824
HKT Trust and HKT, Ltd.	546,254	576,325
IDT Corp., Class B	4,948	82,434
Iliad SA	6,281	1,812,475
inContact, Inc. (I)	17,563	168,605
Inmarsat PLC	108,066	1,310,062
Inteliquent, Inc.	10,574	153,640
Iridium Communications, Inc. (I) (L)	20,635	154,969
Koninklijke KPN NV (I)	772,752	2,727,876
Lumos Networks Corp.	4,995	66,783
magicJack VocalTec, Ltd. (I) (L)	6,003	127,444
Nippon Telegraph & Telephone Corp.	90,459	4,915,687
Orange SA	447,349	6,608,123
ORBCOMM, Inc. (I)	14,357	98,345
PCCW, Ltd.	971,479	485,505
Portugal Telecom SGPS SA (L)	151,008	642,740
Premiere Global Services, Inc. (I)	15,265	184,096
Singapore Telecommunications, Ltd.	1,437,549	4,178,547
Singapore Telecommunications, Ltd.	488,986	1,417,745
Swisscom AG	5,621	3,453,400
TDC A/S	195,663	1,809,759
Telecom Corp. of New Zealand, Ltd. (L)	440,294	933,612
Telecom Italia SpA (L)	1,453,759	1,364,211
Telecom Italia SpA	2,427,887	2,869,628
Telefonica Deutschland Holding AG	67,811	541,176
Telefonica SA	988,159	15,659,093
Telekom Austria AG	53,752	535,206
Telenor ASA	164,649	3,644,148
TeliaSonera AB (L)	574,475	4,338,661
Telstra Corp., Ltd.	1,050,816	4,955,063
Towerstream Corp. (I) (L)	21,278	50,003
tw telecom, Inc. (I)	89,549	2,799,302
Verizon Communications, Inc.	1,428,776	67,966,874
Vivendi SA	290,753	8,092,482
Vonage Holdings Corp. (I)	47,653	203,478
Windstream Holdings, Inc. (L)	204,526	1,685,294
Ziggo NV	36,187	1,607,044

		259,221,010
Wireless Telecommunication Services - 0.6%
KDDI Corp.	129,850	7,539,735
Leap Wireless International, Inc. (I)	16,665	41,996
Millicom International Cellular SA	15,944	1,623,931
NII Holdings, Inc. (I) (L)	53,489	63,652
NTELOS Holdings Corp. (L)	5,141	69,404
NTT DOCOMO, Inc.	368,349	5,804,250
RingCentral, Inc., Class A (I) (L)	3,037	54,970
Shenandoah Telecommunications Company	7,638	246,631
SoftBank Corp.	231,754	17,513,237
StarHub, Ltd.	146,963	491,686
Tele2 AB, B Shares	76,806	953,590
Telephone & Data Systems, Inc.	63,013	1,651,571
USA Mobility, Inc.	7,814	141,980

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC	6,369,710	$23,423,471

		59,620,104

		318,841,114
Utilities - 3.3%
Electric Utilities - 1.6%
ALLETE, Inc.	12,413	650,689
American Electric Power Company, Inc.	168,348	8,528,510
Cheung Kong Infrastructure Holdings, Ltd.	150,843	964,694
Chubu Electric Power Company, Inc. (I)	155,323	1,827,454
Cleco Corp.	57,077	2,886,955
CLP Holdings, Ltd.	426,756	3,217,863
Contact Energy, Ltd.	88,848	410,373
Duke Energy Corp.	243,731	17,358,522
Edison International	112,465	6,366,644
EDP - Energias de Portugal SA	484,017	2,247,114
El Paso Electric Company	12,723	454,593
Electricite de France SA	58,366	2,307,825
Enel SpA	1,588,392	8,984,222
Entergy Corp.	61,405	4,104,924
Exelon Corp.	295,837	9,928,290
FirstEnergy Corp.	144,480	4,916,654
Fortum OYJ	107,146	2,435,043
Genie Energy, Ltd., B Shares (I)	5,087	50,717
Great Plains Energy, Inc.	97,955	2,648,703
Hawaiian Electric Industries, Inc. (L)	64,529	1,640,327
Hokkaido Electric Power Company, Inc. (I)	44,443	374,596
Hokuriku Electric Power Company (I)	40,919	530,561
Iberdrola SA	1,162,263	8,132,888
IDACORP, Inc.	47,487	2,634,104
Kyushu Electric Power Company, Inc. (I)	102,898	1,258,076
MGE Energy, Inc.	11,140	437,022
NextEra Energy, Inc.	150,484	14,389,280
Northeast Utilities	108,792	4,950,036
NRG Yield, Inc., Class A (L)	7,055	278,884
OGE Energy Corp.	126,461	4,648,706
Otter Tail Corp.	11,308	348,173
Pepco Holdings, Inc.	85,710	1,755,341
Pinnacle West Capital Corp.	38,136	2,084,514
PNM Resources, Inc.	75,430	2,038,873
Portland General Electric Company	23,228	751,194
Power Assets Holdings, Ltd.	334,387	2,902,339
PPL Corp.	217,671	7,213,617
Red Electrica Corp. SA	26,091	2,121,593
Shikoku Electric Power Company, Inc. (I)	43,025	583,375
SP AusNet	407,893	496,547
SSE PLC	233,135	5,710,423
Terna Rete Elettrica Nazionale SpA	363,706	1,946,469
The Chugoku Electric Power Company, Inc.	71,567	995,841
The Empire District Electric Company	13,224	321,608
The Kansai Electric Power Company, Ltd. (I)	169,839	1,740,923
The Southern Company	306,383	13,462,469
Tohoku Electric Power Company, Inc.	109,079	1,121,756
Tokyo Electric Power Company, Inc. (I)	348,836	1,403,509
UIL Holdings Corp.	17,570	646,752
Unitil Corp.	5,331	175,070
UNS Energy Corp.	12,848	771,265
Westar Energy, Inc.	81,968	2,881,995
Xcel Energy, Inc.	172,057	5,223,651

		176,261,566
Gas Utilities - 0.3%
AGL Resources, Inc.	40,994	2,007,066

250

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
APA Group, Ltd.	201,478	$1,200,816
Atmos Energy Corp.	63,759	3,004,962
Chesapeake Utilities Corp.	3,151	199,017
Enagas SA	46,000	1,399,332
Gas Natural SDG SA	84,469	2,376,403
Hong Kong & China Gas Company, Ltd.	1,383,576	3,022,784
National Fuel Gas Company	53,333	3,735,443
New Jersey Resources Corp.	12,800	637,440
Northwest Natural Gas Company (L)	8,660	381,127
ONE Gas, Inc. (I)	33,061	1,187,882
Osaka Gas Company, Ltd.	451,488	1,706,392
Piedmont Natural Gas Company, Inc. (L)	23,102	817,580
Questar Corp.	111,416	2,649,472
Snam SpA	489,672	2,868,265
South Jersey Industries, Inc.	9,960	558,656
Southwest Gas Corp.	14,283	763,426
The Laclede Group, Inc.	10,140	478,101
Toho Gas Company, Ltd.	97,924	532,068
Tokyo Gas Company, Ltd.	576,269	2,922,058
UGI Corp.	73,062	3,332,358
WGL Holdings, Inc.	49,032	1,964,222

		37,744,870
Independent Power and Renewable Electricity
Producers - 0.1%
AES Corp.	225,305	3,217,355
Atlantic Power Corp. (L)	39,612	114,875
Dynegy, Inc. (I) (L)	31,282	780,173
EDP Renovaveis SA (I)	48	320
Electric Power Development Company, Ltd.	28,106	790,492
Enel Green Power SpA	422,187	1,185,695
NRG Energy, Inc.	113,105	3,596,739
Ormat Technologies, Inc.	5,729	171,927
Pattern Energy Group, Inc.	5,742	155,780

		10,013,356
Multi-Utilities - 1.2%
A2A SpA	39	50
AGL Energy, Ltd.	134,654	1,898,812
Alliant Energy Corp.	70,618	4,011,809
Ameren Corp.	83,249	3,429,859
Avista Corp.	18,627	570,918
Black Hills Corp.	42,061	2,424,817
CenterPoint Energy, Inc.	147,591	3,496,431
Centrica PLC	1,230,071	6,767,177
CMS Energy Corp.	92,717	2,714,754
Consolidated Edison, Inc.	101,154	5,426,912
Dominion Resources, Inc.	200,647	14,243,931
DTE Energy Company	60,780	4,515,346
E.ON SE	434,509	8,485,995
GDF Suez	320,213	8,759,419
Integrys Energy Group, Inc.	27,416	1,635,364
MDU Resources Group, Inc.	120,575	4,136,928
National Grid PLC	900,212	12,370,344
NiSource, Inc.	108,047	3,838,910
NorthWestern Corp.	11,797	559,532
PG&E Corp.	158,327	6,839,726
Public Service Enterprise Group, Inc.	174,752	6,665,041
RWE AG	118,071	4,791,277
SCANA Corp.	48,728	2,500,721
Sempra Energy	78,461	7,591,886
Suez Environnement Company	67,691	1,374,512
TECO Energy, Inc. (L)	69,469	1,191,393
Vectren Corp.	52,450	2,066,006

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Veolia Environnement SA	86,061	$1,705,562
Wisconsin Energy Corp.	78,174	3,639,000

		127,652,432
Water Utilities - 0.1%
American States Water Company	11,803	381,119
Aqua America, Inc.	112,572	2,822,180
California Water Service Group	14,558	348,519
Connecticut Water Service, Inc.	3,948	134,903
Consolidated Water Company, Ltd.	5,199	68,523
Middlesex Water Company	6,096	133,015
Severn Trent PLC	57,639	1,753,801
SJW Corp.	5,228	154,540
United Utilities Group PLC	164,495	2,163,795
York Water Company	4,674	95,350

		8,055,745

		359,727,969

TOTAL COMMON STOCKS (Cost $8,291,496,135)		$10,452,442,636

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	13,045	1,232,542
Porsche Automobil Holding SE	36,946	3,798,320
Volkswagen AG	34,897	9,048,635

		14,079,497
Consumer Staples - 0.1%
Henkel AG & Company KGaA, 0.800%	42,990	4,627,534

TOTAL PREFERRED SECURITIES (Cost $13,459,626)		$18,707,031

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund, Inc.	3,350	71,523

TOTAL INVESTMENT COMPANIES (Cost $63,497)		$71,523

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 04/22/2014; Strike Price:
EUR 0.17) (I)	1,396,033	326,952
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I) (N)	174,338	10,547
Cubist Pharmaceuticals, Inc. (Expiration
Date: 12/31/2016) (I) (N)	13,420	8,723
Groupe Fnac (I) (N)	13,898	57,823
Intu Properties PLC (Expiration Date:
04/17/2014; Strike Price: GBP 180.00) (I)	46,300	73,329
New World Development Comapny Ltd.
(Expiration Date: 04/17/2014; Strike Price:
HKD 6.20) (I)	304,609	62,834
RSA Insurance Group PLC (Expiration Date:
04/09/2014; Strike Price: GBP 56.00) (I)	332,826	185,882

TOTAL RIGHTS (Cost $410,721)		$726,090

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 08/31/2016; Strike Price: $40.00) (I)	4,622	8,907
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	553	2,018

TOTAL WARRANTS (Cost $3,059)		$10,925

251

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust, 0.1476% (W) (Y)		22,814,983	228,309,539

TOTAL SECURITIES LENDING
COLLATERAL (Cost $228,302,469)			$228,309,539

SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreement - 2.6%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $279,204,000 on 04/01/2014,
collateralized by $280,935,000
U.S. Treasury Bonds, 3.625% due
02/15/2044 (valued at $284,797,856,
including interest)		$279,204,000	$279,204,000

TOTAL SHORT-TERM INVESTMENTS (Cost $279,204,000)			$279,204,000

Total Investments (Strategic Equity Allocation Trust)
(Cost $8,812,939,507) - 101.7%			$10,979,471,744
Other assets and liabilities, net - (1.7%)			(183,470,216)

TOTAL NET ASSETS - 100.0%			$10,796,001,528

Strategic Income Opportunities Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 22.4%
Australia - 2.0%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	5,140,000	$5,296,071
Queensland Treasury Corp.
6.000%, 10/21/2015 to 04/21/2016		4,984,000	4,865,349

			10,161,420
Bermuda - 0.3%
Government of Bermuda
4.854%, 02/06/2024 (S)		$1,730,000	1,764,851
Brazil - 1.1%
Federative Republic of Brazil
10.000%, 01/01/2021 to 01/01/2023	BRL	6,720,000	2,657,687
10.250%, 01/10/2028		2,434,000	1,115,628
12.500%, 01/05/2016		4,000,000	1,851,036

			5,624,351
Canada - 1.4%
Export Development Canada
3.250%, 08/08/2017	AUD	740,000	681,724
Province of Ontario
3.150%, 12/15/2017		$635,000	672,586
6.250%, 06/16/2015	NZD	5,777,000	5,140,828
6.250%, 09/29/2020	AUD	725,000	732,623

			7,227,761
Malaysia - 2.1%
Government of Malaysia
3.741%, 02/27/2015	MYR	13,400,000	4,126,523
3.835%, 08/12/2015		12,850,000	3,971,781
4.262%, 09/15/2016		7,900,000	2,469,975

			10,568,279

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 2.4%
Government of Mexico
5.000%, 06/15/2017	MXN	29,054,100	$2,266,037
6.000%, 06/18/2015		23,000,000	1,807,680
7.750%, 05/29/2031		75,832,500	6,336,636
8.000%, 12/07/2023		23,850,000	2,067,417

			12,477,770
New Zealand - 2.5%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	2,000,000	1,796,432
6.000%, 12/15/2017 to 05/15/2021		11,760,000	10,946,009

			12,742,441
Norway - 1.4%
Government of Norway
4.500%, 05/22/2019	NOK	16,492,000	3,062,481
5.000%, 05/15/2015		24,128,000	4,186,598

			7,249,079
Peru - 0.1%
Republic of Peru
7.350%, 07/21/2025		$280,000	360,150
Philippines - 2.0%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	759,784
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,890,220
6.250%, 01/14/2036		43,000,000	973,241
6.500%, 04/28/2021		106,400,000	2,743,414
7.375%, 03/03/2021		59,600,000	1,614,149

			9,980,808
Singapore - 1.0%
Republic of Singapore
1.375%, 10/01/2014	SGD	1,000,000	798,805
2.375%, 04/01/2017		2,800,000	2,332,841
3.250%, 09/01/2020		2,260,000	1,934,247

			5,065,893
South Korea - 2.1%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	67,891
3.287%, 03/10/2018		83,030,000	69,192
3.296%, 03/10/2017		83,030,000	71,645
3.297%, 09/10/2017		83,030,000	70,412
3.309%, 09/10/2016		83,030,000	72,799
3.315%, 03/10/2016		83,030,000	73,906
3.326%, 09/10/2015		83,030,000	75,027
3.327%, 03/10/2015		83,030,000	76,100
3.346%, 09/10/2014		83,030,000	77,117
Korea Treasury Bond Principal Strips, PO
3.286%, 09/10/2018		2,888,000,000	2,361,434
Republic of Korea
3.250%, 06/10/2015		3,500,000,000	3,309,012
3.500%, 03/10/2017		2,000,000,000	1,909,100
4.000%, 03/10/2016		2,750,000,000	2,641,408
5.750%, 09/10/2018		2,000,000	2,080

			10,877,123
Sweden - 2.0%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	13,015,000	2,187,995
4.500%, 08/12/2015		13,075,000	2,125,316
5.000%, 12/01/2020		21,300,000	3,962,525

252

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden (continued)
Svensk Exportkredit AB
7.625%, 06/30/2014	NZD	1,975,000	$1,730,635

			10,006,471
Thailand - 2.0%
Bank of Thailand
3.200%, 10/22/2014	THB	139,000,000	4,310,920
Kingdom of Thailand
3.250%, 06/16/2017		187,500,000	5,881,142

			10,192,062

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $113,731,985)			$114,298,459

CORPORATE BONDS - 41.9%
Consumer Discretionary - 7.8%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		$1,195,000	1,295,081
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,415,000	572,174
Beazer Homes USA, Inc.
6.625%, 04/15/2018		$215,000	231,125
Cablevision Systems Corp.
8.000%, 04/15/2020		1,150,000	1,341,188
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,677,325
7.000%, 01/15/2019		1,605,000	1,697,288
Chrysler Group LLC
8.250%, 06/15/2021		370,000	418,563
Cinemark USA, Inc.
4.875%, 06/01/2023		1,435,000	1,379,394
7.375%, 06/15/2021		560,000	620,900
DISH DBS Corp.
5.000%, 03/15/2023		1,130,000	1,138,475
7.875%, 09/01/2019		2,300,000	2,719,750
Ferrellgas LP
6.750%, 01/15/2022 (S)		1,204,000	1,255,170
Ford Motor Company
4.750%, 01/15/2043		2,165,000	2,093,607
6.625%, 10/01/2028		913,000	1,068,554
7.450%, 07/16/2031		470,000	603,067
Ford Motor Credit Company LLC
4.250%, 02/03/2017		885,000	950,372
General Motors Financial Company, Inc.
3.250%, 05/15/2018		630,000	635,513
4.250%, 05/15/2023		2,065,000	2,039,188
Grupo Televisa SAB
7.250%, 05/14/2043	MXN	7,370,000	454,924
L Brands, Inc.
5.625%, 10/15/2023		$1,655,000	1,717,063
Lamar Media Corp.
5.000%, 05/01/2023		625,000	625,000
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		974,000	1,078,935
Meritage Homes Corp.
7.000%, 04/01/2022		390,000	429,975
MGM Resorts International
8.625%, 02/01/2019		420,000	502,950
Netflix, Inc.
5.375%, 02/01/2021		343,000	360,150
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		650,000	695,500
8.750%, 05/14/2018 (S)	GBP	570,000	1,019,228

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Quebecor Media, Inc.
7.375%, 01/15/2021	CAD	170,000	$167,424
QVC, Inc.
5.950%, 03/15/2043		$1,205,000	1,229,131
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	565,196
Sirius XM Holdings, Inc.
4.625%, 05/15/2023 (S)		$1,130,000	1,065,025
5.250%, 08/15/2022 (S)		430,000	442,900
5.875%, 10/01/2020 (S)		1,335,000	1,405,088
Standard Pacific Corp.
8.375%, 05/15/2018 to 01/15/2021		545,000	644,463
Tenneco, Inc.
6.875%, 12/15/2020		285,000	312,788
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		1,980,000	2,197,800
8.750%, 08/15/2020		320,000	378,400
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,167,000	1,290,994
Videotron, Ltd.
7.125%, 01/15/2020 (S)	CAD	420,000	408,412
WMG Acquisition Corp.
5.625%, 04/15/2022 (S)		$1,170,000	1,177,313

			39,905,393
Consumer Staples - 2.3%
Alliance One International, Inc.
9.875%, 07/15/2021		2,430,000	2,484,675
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	921,062
ARAMARK Corp.
5.750%, 03/15/2020		$310,000	327,438
B&G Foods, Inc.
4.625%, 06/01/2021		1,935,000	1,913,231
Corporacion Lindley SA
6.750%, 11/23/2021 (S)		405,000	432,338
Harbinger Group, Inc.
7.875%, 07/15/2019		2,125,000	2,332,188
HJ Heinz Company
4.250%, 10/15/2020 (S)		1,740,000	1,711,725
JBS Investments GmbH
7.750%, 10/28/2020 (S)		425,000	447,844
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)		285,000	284,430
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)		515,000	534,313
TreeHouse Foods, Inc.
4.875%, 03/15/2022		420,000	422,625

			11,811,869
Energy - 4.0%
Arch Coal, Inc.
7.000%, 06/15/2019		170,000	131,325
7.250%, 06/15/2021		1,420,000	1,072,100
Bill Barrett Corp.
7.000%, 10/15/2022		1,020,000	1,073,550
Calfrac Holdings LP
7.500%, 12/01/2020 (S)		900,000	945,000
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		425,000	467,500
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023		1,235,000	1,117,498

253

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)		$1,255,000	$1,179,700
Ecopetrol SA
4.250%, 09/18/2018		185,000	196,100
5.875%, 09/18/2023		545,000	595,413
EP Energy LLC
7.750%, 09/01/2022		690,000	774,525
9.375%, 05/01/2020		2,432,000	2,812,000
Exterran Partners LP
6.000%, 04/01/2021		630,000	626,850
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		1,575,000	1,701,000
MarkWest Energy Partners LP
6.500%, 08/15/2021		322,000	347,760
Pertamina Persero PT
5.250%, 05/23/2021 (S)		565,000	566,413
6.500%, 05/27/2041 (S)		400,000	377,500
Petrobras Global Finance BV
4.375%, 05/20/2023		2,050,000	1,876,043
PHI, Inc.
5.250%, 03/15/2019 (S)		535,000	540,350
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023		1,790,000	1,792,650
Samson Investment Company
10.750%, 02/15/2020 (S)		995,000	1,084,550
SandRidge Energy, Inc.
7.500%, 02/15/2023		845,000	895,700
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		435,000	465,450

			20,638,977
Financials - 12.5%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,995,000	3,934,681
Asian Development Bank
3.250%, 07/20/2017	NZD	1,480,000	1,232,235
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		$505,000	535,464
Banco Safra SA
10.250%, 08/08/2016 (S)	BRL	752,000	312,367
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)		920,000	373,028
Bancolombia SA
5.950%, 06/03/2021		$850,000	907,375
Bank of America Corp.
0.993%, 09/15/2026 (P)		3,615,000	3,118,375
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		850,000	962,625
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		285,000	308,156
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,699,771
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,245,000	1,112,024

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$745,000	$729,634
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,568,888
Corporacion Andina de Fomento
3.750%, 01/15/2016		250,000	260,641
Corrections Corp. of America
4.125%, 04/01/2020		963,000	950,963
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)		330,000	356,813
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)		860,000	894,400
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,089,789
5.375%, 05/20/2014	AUD	3,030,000	2,819,293
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		$1,820,000	1,674,400
First Tennessee Bank NA
5.050%, 01/15/2015		618,000	636,041
General Electric Capital Australia
Funding Pty, Ltd.
7.000%, 10/08/2015	AUD	2,800,000	2,734,853
General Electric Capital Corp.
4.250%, 01/17/2018	NZD	715,000	603,376
4.875%, 04/05/2016	SEK	10,000,000	1,647,513
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		$1,600,000	1,824,000
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,925,963
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)		$325,000	320,125
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	207,166
Host Hotels & Resorts LP
5.250%, 03/15/2022		$620,000	674,686
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,055,000	978,383
Intercorp Retail Trust
8.875%, 11/14/2018 (S)		$515,000	549,119
International Bank for Reconstruction
& Development
2.125%, 05/29/2017	NOK	1,560,000	261,655
3.375%, 08/13/2017	NZD	620,000	517,329
3.750%, 01/23/2019	AUD	1,000,000	920,456
4.500%, 08/16/2016	NZD	1,455,000	1,266,939
International Finance Corp.
3.875%, 02/26/2018		620,000	522,048
JPMorgan Chase & Company
4.250%, 11/02/2018		1,485,000	1,228,927
KFW
4.000%, 12/15/2014	NOK	10,010,000	1,696,307
5.750%, 05/13/2015	AUD	4,775,000	4,570,623
MetLife, Inc.
6.400%, 12/15/2036		$755,000	796,525

254

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	775,000	$762,782
Nationstar Mortgage LLC
7.875%, 10/01/2020		$270,000	272,700
05/01/2019		1,039,000	1,148,095
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	673,219
Realogy Group LLC
7.625%, 01/15/2020 (S)		95,000	105,688
Regions Bank
6.450%, 06/26/2037		250,000	273,646
Regions Financial Corp.
7.375%, 12/10/2037		385,000	440,941
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)		990,000	1,039,500
Synovus Financial Corp.
5.125%, 06/15/2017		1,570,000	1,644,575
7.875%, 02/15/2019		725,000	822,875
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,039,999
Trust F/1401
5.250%, 12/15/2024 (S)		$995,000	992,513
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	697,820
7.250%, 02/11/2020	AUD	700,000	733,540
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		$450,000	478,125
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)		1,050,000	979,125

			63,828,099
Health Care - 4.1%
AbbVie, Inc.
4.400%, 11/06/2042		615,000	601,648
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)		1,540,000	1,609,300
7.125%, 07/15/2020		315,000	341,775
Endo Finance Company
5.750%, 01/15/2022 (S)		830,000	850,750
Endo Health Solutions, Inc.
7.250%, 01/15/2022		805,000	871,413
Forest Laboratories, Inc.
4.875%, 02/15/2021 (S)		1,875,000	1,982,813
5.000%, 12/15/2021 (S)		1,775,000	1,877,063
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		1,600,000	1,636,000
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	2,030,739
HCA, Inc.
5.000%, 03/15/2024		1,995,000	1,998,741
7.500%, 02/15/2022		1,165,000	1,331,013
8.000%, 10/01/2018		280,000	331,800
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)		1,665,000	1,727,438
Tenet Healthcare Corp.
4.375%, 10/01/2021		1,450,000	1,399,250
Valeant Pharmaceuticals International, Inc.
7.000%, 10/01/2020 (S)		580,000	627,850

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Valeant Pharmaceuticals
International, Inc. (continued)
7.500%, 07/15/2021 (S)	$865,000	$973,125
WellCare Health Plans, Inc.
5.750%, 11/15/2020	553,000	580,650

		20,771,368
Industrials - 3.3%
Air Canada
6.750%, 10/01/2019 (S)	345,000	371,738
Aircastle, Ltd.
6.750%, 04/15/2017	90,000	100,013
7.625%, 04/15/2020	90,000	102,600
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,161,329	1,364,561
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	315,000	315,000
Garda World Security Corp.
7.250%, 11/15/2021 (S)	405,000	432,338
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	1,130,000	1,194,975
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)	1,065,000	1,110,263
Navios Maritime Holdings, Inc.
7.375%, 01/15/2022 (S)	2,335,000	2,387,538
8.125%, 02/15/2019	375,000	378,750
Navios South American Logistics, Inc.
9.250%, 04/15/2019	240,000	256,800
Nortek, Inc.
10.000%, 12/01/2018	915,000	1,004,213
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	590,000	575,250
7.500%, 09/14/2015 (Q)(S)	1,195,000	1,203,963
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)	850,000	879,750
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	339,261
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	350,000	383,250
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)	775,000	825,375
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	410,000	416,663
Tutor Perini Corp.
7.625%, 11/01/2018	1,100,000	1,171,500
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	483,358	549,820
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	243,395	279,904
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	288,139	321,996
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019	862,487	965,985

		16,931,506
Information Technology - 1.1%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,155,000	1,258,950
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	121,825

255

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Hughes Satellite Systems Corp.
7.625%, 06/15/2021		$110,000	$124,025
IBM Corp.
2.750%, 12/21/2020	GBP	700,000	1,156,257
j2 Global, Inc.
8.000%, 08/01/2020		$260,000	283,400
Micron Technology, Inc.
5.875%, 02/15/2022 (S)		1,360,000	1,424,600
Seagate HDD Cayman
7.000%, 11/01/2021		860,000	962,125
Zayo Group LLC
8.125%, 01/01/2020		365,000	400,588

			5,731,770
Materials - 2.8%
APERAM
7.750%, 04/01/2018 (S)		430,000	451,500
ArcelorMittal
7.250%, 03/01/2041		1,145,000	1,149,294
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)		1,340,000	1,423,750
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,608,200
Cemex Finance LLC
9.375%, 10/12/2022 (S)		375,000	440,156
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)		820,000	715,450
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)		710,000	702,900
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		1,715,000	1,847,913
HudBay Minerals, Inc.
9.500%, 10/01/2020		625,000	668,750
Mercer International, Inc.
9.500%, 12/01/2017		610,000	658,800
New Gold, Inc.
6.250%, 11/15/2022 (S)		370,000	375,550
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016		435,000	481,763
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)		1,110,000	912,975
7.750%, 07/15/2017 (S)		235,000	261,438
Sealed Air Corp.
6.500%, 12/01/2020 (S)		250,000	275,625
SunCoke Energy, Inc.
7.625%, 08/01/2019		820,000	877,400
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	322,255
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)		1,115,000	1,103,850

			14,277,569
Telecommunication Services - 2.8%
American Tower Corp.
7.000%, 10/15/2017		529,000	614,596
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		714,000	774,392
ENTEL Chile SA
4.875%, 10/30/2024 (S)		1,755,000	1,769,535
Frontier Communications Corp.
7.125%, 01/15/2023		1,330,000	1,379,875
9.250%, 07/01/2021		150,000	177,750
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		625,000	666,476

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Millicom International Cellular SA
6.625%, 10/15/2021 (S)		$965,000	$1,020,488
Satelites Mexicanos SA de CV
9.500%, 05/15/2017		630,000	667,800
SBA Telecommunications, Inc.
5.750%, 07/15/2020		505,000	528,988
SBA Tower Trust
5.101%, 04/17/2017 (S)		616,000	659,442
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	819,911
SoftBank Corp.
4.500%, 04/15/2020 (S)		$850,000	845,750
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		170,000	207,825
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,930,000	2,021,675
6.250%, 04/01/2021		718,000	759,285
6.625%, 04/01/2023		445,000	471,700
6.836%, 04/28/2023		435,000	466,538
Verizon Communications, Inc.
1.984%, 09/14/2018 (P)		520,000	546,101

			14,398,127
Utilities - 1.2%
Calpine Corp.
6.000%, 01/15/2022 (S)		720,000	756,000
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		555,000	571,797
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		1,070,000	1,290,688
NiSource Finance Corp.
4.800%, 02/15/2044		470,000	450,132
5.650%, 02/01/2045		855,000	919,348
NRG Energy, Inc.
6.250%, 07/15/2022 (S)		675,000	695,250
6.625%, 03/15/2023		1,065,000	1,104,938
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	145,871

			5,934,024

TOTAL CORPORATE BONDS (Cost $205,744,818)			$214,228,702

CAPITAL PREFERRED SECURITIES - 2.0%
Financials - 2.0%
BAC Capital Trust XIV, Series G
4.000%, 05/09/2014 (P)(Q)		$2,070,000	1,614,600
Baggot Securities, Ltd.
10.240%, 02/21/2015 (Q)(S)	EUR	1,070,000	1,604,910
Cullen/Frost Capital Trust II
1.786%, 03/01/2034 (P)		$826,000	713,564
First Tennessee Capital II
6.300%, 04/15/2034		593,000	578,175
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035		1,435,000	1,490,606
JPMorgan Chase Capital XXIII
1.236%, 05/15/2047 (P)		1,990,000	1,512,400
M&T Capital Trust III
9.250%, 02/01/2027		95,000	96,568

256

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		$1,190,000	$1,297,100
USB Capital IX
3.500%, 05/27/2014 (P)(Q)		1,456,000	1,215,760

			10,123,683

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $9,941,070)			$10,123,683

CONVERTIBLE BONDS - 1.6%
Consumer Discretionary - 0.4%
Liberty Interactive LLC
0.750%, 03/30/2043		470,000	582,506
Liberty Media Corp.
1.375%, 10/15/2023 (S)		400,000	375,250
Sirius XM Radio, Inc.
7.000%, 12/01/2014 (S)		699,000	1,240,288

			2,198,044
Financials - 0.4%
Colony Financial, Inc.
5.000%, 04/15/2023		730,000	772,431
Dundee International
5.500%, 07/31/2018	CAD	215,000	199,344
MGIC Investment Corp.
2.000%, 04/01/2020		$585,000	823,022
Redwood Trust, Inc.
4.625%, 04/15/2018		115,000	122,475
Transglobe Apartment
5.400%, 09/30/2018 (S)	CAD	275,000	263,806

			2,181,078
Health Care - 0.4%
Teleflex, Inc.
3.875%, 08/01/2017		$95,000	168,447
WellPoint, Inc.
2.750%, 10/15/2042		1,099,000	1,606,601

			1,775,048
Industrials - 0.2%
Air Lease Corp.
3.875%, 12/01/2018		545,000	825,334
Information Technology - 0.2%
Electronic Arts, Inc.
0.750%, 07/15/2016		250,000	290,469
Intel Corp.
3.250%, 08/01/2039		525,000	734,016

			1,024,485

TOTAL CONVERTIBLE BONDS (Cost $7,008,284)			$8,003,989

MUNICIPAL BONDS - 0.0%
City of Long Beach (California)
7.282%, 11/01/2030		170,000	172,389

TOTAL MUNICIPAL BONDS (Cost $171,700)			$172,389

TERM LOANS (M) - 13.8%
Consumer Discretionary - 2.5%
Burlington Coat Factory Warehouse Corp.
4.250%, 02/23/2017		361,919	363,163
CCM Merger, Inc.
5.000%, 03/01/2017		225,612	226,176

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Chrysler Group LLC
3.250%, 12/31/2018	$1,100,000	$1,094,107
Clear Channel Communications, Inc.
3.810%, 01/29/2016	25,376	25,027
6.903%, 01/30/2019	1,457,076	1,425,020
7.653%, 07/30/2019	468,620	467,522
Collective Brands Finance, Inc.
TBD 03/11/2021 (T)	260,000	259,621
Hilton Worldwide Finance LLC
3.750%, 10/26/2020	1,072,237	1,073,577
Hudson’s Bay Company
4.750%, 11/04/2020	1,845,375	1,869,134
J Crew Group Inc
4.000%, 03/05/2021	1,010,000	1,007,160
Mood Media Corp.
7.000%, 05/07/2018	257,015	258,835
OSP Group, Inc.
4.500%, 03/03/2021	770,000	773,850
Pacific Industrial Services BidCo Pty, Ltd.
5.000%, 10/02/2018	308,450	312,563
RentPath, Inc.
6.250%, 05/29/2020	1,483,788	1,457,821
Travelport LLC
6.250%, 06/26/2019	394,955	403,677
Univision Communications, Inc.
4.000%, 03/01/2020	539,560	538,998
Virgin Media Investment Holdings, Ltd.
3.500%, 06/08/2020	975,000	972,563

		12,528,814
Consumer Staples - 0.9%
Big Heart Pet Brands
3.500%, 03/08/2020	788,099	782,928
HJ Heinz Company
3.500%, 06/05/2020	392,038	394,047
Rite Aid Corp.
5.750%, 08/21/2020	140,000	143,010
SUPERVALU, Inc.
4.500%, 03/21/2019	1,414,459	1,415,564
The Sun Products Corp.
5.500%, 03/23/2020	2,026,902	1,927,245

		4,662,794
Energy - 0.5%
Arch Coal, Inc.
6.250%, 05/16/2018	1,130,632	1,113,496
Fieldwood Energy LLC
8.125%, 09/30/2020	695,000	721,683
Offshore Group Investment, Ltd.
5.000%, 10/25/2017	922,500	923,077

		2,758,256
Financials - 2.3%
Carestream Health, Inc.
5.011%, 06/07/2019	3,267,440	3,293,112
9.500%, 12/07/2019	1,765,347	1,802,125
HUB International, Ltd.
4.750%, 10/02/2020	2,139,250	2,143,529
iStar Financial, Inc.
4.500%, 10/16/2017	1,423,148	1,427,152
Ocwen Loan Servicing LLC
5.000%, 02/15/2018	782,100	785,020

257

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Walter Investment Management Corp.
4.750%, 12/11/2020	$2,323,084	$2,307,840

		11,758,778
Health Care - 2.1%
Biomet, Inc.
3.662%, 07/25/2017	456,550	456,677
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	478,532	479,579
Catalent Pharma Solutions, Inc.
3.653%, 09/15/2016	1,492,609	1,496,341
4.250%, 09/15/2017	1,636,891	1,642,604
Endo Luxembourg Finance I
Company Sarl
TBD 01/26/2019 (T)	500,000	499,688
3.250%, 02/28/2021	715,000	712,319
Grifols Worldwide Operations USA, Inc.
TBD 02/27/2021 (T)	925,000	923,844
Mallinckrodt PLC TBD 03/19/2021 (T)	670,000	670,105
Multiplan, Inc.
4.000%, 03/06/2021	645,000	643,791
National Mentor Holdings, Inc.
4.750%, 01/27/2021	410,745	413,312
Opal Acquisition, Inc.
5.000%, 11/27/2020	1,246,875	1,250,382
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	883,813	890,441
Valeant Pharmaceuticals International, Inc.
3.750%, 08/05/2020	891,983	895,417

		10,974,500
Industrials - 1.4%
American Builders & Contractors Supply
Company, Inc.
3.500%, 04/16/2020	1,487,525	1,483,186
ARAMARK Corp.
3.250%, 02/24/2021	2,585,000	2,562,381
Four Seasons Holdings, Inc.
3.500%, 06/27/2020	1,815,875	1,820,415
Swift Transportation Company LLC
4.000%, 12/21/2017	266,719	268,852
US Airways, Inc.
3.500%, 05/23/2019	810,000	808,313

		6,943,147
Information Technology - 1.6%
Alcatel-Lucent USA, Inc.
4.500%, 01/30/2019	1,763,342	1,770,270
Aspect Software, Inc.
7.250%, 05/06/2016	201,927	202,179
BMC Software Finance, Inc.
5.000%, 09/10/2020	1,311,713	1,311,870
Dell International LLC
4.500%, 04/29/2020	3,182,025	3,156,967
First Data Corp.
4.155%, 03/23/2018	593,821	594,877
4.155%, 09/24/2018	165,000	165,206
4.155%, 03/24/2021	250,936	251,250
Ims Health, Inc.
3.750%, 03/17/2021	860,000	857,850

		8,310,469

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials - 1.0%
Apex Tool Group LLC
4.500%, 01/31/2020	$975,150	$964,180
Axalta Coating Systems US Holdings, Inc.
4.000%, 02/01/2020	1,290,250	1,290,942
Berry Plastics Group, Inc.
3.500%, 02/07/2020	975,150	970,274
Consolidated Container Company LLC
5.000%, 07/03/2019	389,075	391,831
Doncasters Group, Ltd.
5.500%, 04/09/2020	549,450	552,884
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/28/2019	822,517	828,429

		4,998,540
Telecommunication Services - 1.0%
Crown Castle Operating Company
3.250%, 01/31/2019	1,175,152	1,172,949
3.250%, 01/31/2021	2,310,213	2,301,260
NTelos, Inc.
5.750%, 11/08/2019	911,125	909,227
SBA Senior Finance II LLC
TBD 03/24/2021 (T)	645,000	642,581

		5,026,017
Utilities - 0.5%
Dynegy, Inc.
4.000%, 04/23/2020	448,915	450,038
La Frontera Generation LLC
4.500%, 09/30/2020	2,170,699	2,171,242

		2,621,280

TOTAL TERM LOANS (Cost $70,458,459)		$70,582,595

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.7%
Commercial & Residential - 5.1%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.674%, 04/25/2035 (P)	565,156	560,272
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.033%, 12/25/2046	8,639,510	554,003
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	645,000	723,920
Banc of America Commercial
Mortgage Trust, Inc., Series 2006-4,
Class AM 5.675%, 07/10/2046	825,000	900,422
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.560%, 03/25/2035 (P)	280,820	284,667
Series 2004-10, Class 12A3,
2.687%, 01/25/2035 (P)	546,771	548,940
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.694%, 08/25/2035 (P)	327,776	294,451
Series 2004-8, Class 1A,
0.854%, 09/25/2034 (P)	108,908	105,201
Series 2004-12, Class 1A1,
0.854%, 01/25/2035 (P)	489,854	471,014
Series 2004-13, Class A1,
0.894%, 11/25/2034 (P)	724,359	718,379

258

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.706%, 02/25/2037 (P)	$253,878	$252,212
Commercial Mortgage Pass
Through Certificates
Series 2014-TWC, Class D,
2.405%, 02/13/2032 (P)(S)	965,000	965,175
Series 2006-GG7, Class AM,
5.820%, 07/10/2038 (P)	90,000	97,974
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.041%, 09/19/2044	3,709,490	214,964
Series 2005-AR2, Class X2 IO,
2.931%, 03/19/2045	6,771,365	507,197
Extended Stay America Trust,
Series 2013-ESHM, Class M
7.625%, 12/05/2019 (S)	140,255	143,685
GS Mortgage Securities Corp. II,
Series 2013, Class KYO
3.754%, 11/08/2029 (P)(S)	970,000	984,933
GSR Mortgage Loan Trust, Series 2004-5,
Class 2A1 2.769%, 05/25/2034 (P)	1,102,286	1,098,167
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	10,100,397	107,317
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	12,230,379	129,948
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	12,954,581	129,546
Series 2005-9, Class 2A1A,
0.497%, 06/20/2035 (P)	510,809	480,765
Series 2005-9, Class 2A1C,
0.607%, 06/20/2035 (P)	346,932	323,843
Series 2005-8, Class 1X IO,
2.174%, 09/19/2035	5,589,439	356,008
Series 2005-2, Class IX IO,
2.224%, 05/19/2035	2,584,189	157,088
Series 2004-7, Class 4A,
2.665%, 11/19/2034 (P)	699,511	706,878
Hilton USA Trust, Series 2013-HLF,
Class EFL 3.906%, 11/05/2030 (P)(S)	690,000	689,946
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.759%, 10/25/2036	19,483,006	629,508
Series 2005-AR18, Class 1X IO,
2.116%, 10/25/2036	19,874,707	1,367,722
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	640,000	702,701
Series 2006-LDP7, Class AM,
5.845%, 04/15/2045 (P)	190,000	208,020
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%, 09/15/2039	615,000	671,497
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.146%, 12/25/2034 (P)	289,250	291,856
Series 2006-3, Class 2A1,
2.332%, 10/25/2036 (P)	283,567	278,004
Series 2005-A2, Class A2,
2.479%, 02/25/2035 (P)	443,911	441,265

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.309%, 01/12/2044 (P)	$885,000	$946,153
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4 5.414%, 07/12/2046 (P)	599,958	650,640
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.458%, 10/25/2034 (P)	481,870	471,967
Series 2004-9, Class 1A,
5.649%, 11/25/2034 (P)	331,820	329,749
Opteum Mortgage Acceptance Corp.,
Series 2005-4, Class 1APT
0.464%, 11/25/2035 (P)	465,657	426,067
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.484%, 12/25/2033 (P)	449,848	446,201
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class 2A1A,
0.384%, 04/25/2045 (P)	1,174,006	1,093,700
Series 2005-AR19, Class A1A2,
0.444%, 12/25/2045 (P)	684,777	629,628
Series 2005-AR8, Class 2AB3,
0.514%, 07/25/2045 (P)	609,326	564,813
Series 2005-AR2, Class 2A1B,
0.524%, 01/25/2045 (P)	816,861	739,467
Series 2005-AR2, Class 2A2B,
0.534%, 01/25/2045 (P)	564,283	510,824
Series 2005-AR8, Class 2AB2,
0.574%, 07/25/2045 (P)	622,546	580,207
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.550%, 04/16/2035 (P)(S)	955,000	788,130
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1 2.615%, 12/25/2034 (P)	663,156	675,161
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series K705, Class X1 IO,
1.754%, 09/25/2018	3,779,720	257,225
Series 292, Class IO,
3.500%, 11/15/2027	1,302,440	200,821
Series 291, Class IO,
3.500%, 11/15/2032	1,854,881	345,719
Series 304, Class C42 IO,
4.000%, 12/15/2027	1,982,386	258,824
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,628,947	343,872
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,804,017	299,716
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	2,741,083	368,465
Series 402, Class 4 IO,
4.000%, 10/25/2039	353,616	72,051
Series 402, Class 3 IO,
4.000%, 11/25/2039	359,148	74,829
Series 406, Class 3 IO,
4.000%, 01/25/2041	366,296	67,390
Series 402, Class 7 IO,
4.500%, 11/25/2039	423,153	89,955

259

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 4 IO,
4.500%, 03/25/2041	$680,724	$133,617
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,654,319	352,197
Series 407, Class 8 IO,
5.000%, 03/25/2041	819,256	155,741

		3,020,422

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $25,678,487)		$28,970,617

ASSET BACKED SECURITIES - 0.9%
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,826,950	2,856,339
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,270,700	1,359,663
Home Equity Asset Trust, Series 2003-1,
Class M1 1.654%, 06/25/2033 (P)	264,200	247,867

TOTAL ASSET BACKED SECURITIES (Cost $4,375,366)		$4,463,869

COMMON STOCKS - 2.1%
Consumer Discretionary - 0.9%
Charter Communications, Inc., Class A (I)	26,089	$3,214,165
Lear Corp.	1,712	143,329
TRW Automotive Holdings Corp. (I)	15,926	1,299,880
Vertis Holdings, Inc. (I)	8,371	0

		4,657,374
Financials - 1.2%
Capital One Financial Corp.	21,545	1,662,412
Dundee International	11,025	92,548
MetLife, Inc.	22,931	1,210,757
Rescap Liquidating Trust (I)	929	13,699
SunTrust Banks, Inc.	42,025	1,672,175
The PNC Financial Services Group, Inc.	18,510	1,610,370

		6,261,961

TOTAL COMMON STOCKS (Cost $7,362,759)		$10,919,335

PREFERRED SECURITIES - 6.9%
Financials - 4.6%
First Tennessee Bank NA, 3.750% (S)	2,005	1,384,077
Flagstar Bancorp, Inc., 9.000%	1,067	1,122,280
Hartford Financial Services
Group, Inc., 7.875%	50,575	1,498,032
Health Care REIT, Inc., 6.500%	12,750	708,008
HSBC USA, Inc., 3.500%	45,001	967,522
Huntington Bancshares, Inc., 8.500%	1,305	1,683,463
M&T Bank Corp., Series A, 6.375%	1,540	1,501,500
MetLife, Inc., 5.000%	40,443	1,245,644
Regions Financial Corp., 6.375%	49,955	1,204,415
State Street Corp., 5.900%	19,730	510,810
SunTrust Banks, Inc., 4.000%	42,525	869,636
U.S. Bancorp, 3.500%	2,061	1,668,874
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,827,540
Wells Fargo & Company, 5.850%	27,605	687,365
Wells Fargo & Company, 6.625%	36,031	978,602

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
Weyerhaeuser Company, 6.375%	63,700	$3,478,020
Wintrust Financial Corp., 5.000%	135	174,572
Zions Bancorporation, 6.950%	22,575	596,883
Zions Bancorporation, 7.900%	43,550	1,234,207

		23,341,450
Industrials - 0.5%
Continental Airlines
Finance Trust II, 6.000%	5,800	290,000
Stanley Black & Decker, Inc., 6.250%	9,955	1,074,543
United Technologies Corp., 7.500%	21,150	1,407,956

		2,772,499
Materials - 0.3%
ArcelorMittal, 6.000%	19,525	468,210
Cliffs Natural Resources, Inc., 7.000%	49,800	1,032,354

		1,500,564
Telecommunication Services - 0.3%
Crown Castle International Corp., 4.500%	9,989	1,012,785
Intelsat SA, 5.750%	9,740	522,551

		1,535,336
Utilities - 1.2%
CenterPoint Energy, Inc., 3.719%	22,550	1,184,606
Dominion Resources, Inc., 6.000%	38,600	2,229,922
NextEra Energy, Inc., 5.799%	7,445	402,179
NextEra Energy, Inc., 5.889%	27,190	1,667,563
SCE Trust III, 5.750%	15,585	398,976

		5,883,246

TOTAL PREFERRED SECURITIES (Cost $33,386,949)		$35,033,095

INVESTMENT COMPANIES - 0.1%
FII BTG Pactual Corporate Office Fund	9,215 $	520,329

TOTAL INVESTMENT COMPANIES (Cost $457,399)		$520,329

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	12,381

TOTAL ESCROW CERTIFICATES (Cost $76)		$12,381

PURCHASED OPTIONS - 0.2%
Call Options - 0.2%
Over the Counter on the GBP vs. CAD
(Expiration Date: 08/142014; Strike
Price: GBP 1.95; Counterparty: Morgan
Stanley Company, Inc.) (I)	4,945,000	40,231
Over the Counter on the USD vs. CAD
(Expiration Date: 08/05/2014; Strike
Price: USD $1.18; Counterparty:
Morgan Stanley Company, Inc.) (I)	14,650,000	36,977
Over the Counter on the USD vs. CAD
(Expiration Date: 09/03/2015; Strike
Price: USD $1.30; Counterparty:
Goldman Sachs & Company) (I)	10,810,000	50,321
Over the Counter on the USD vs. CAD
(Expiration Date: 09/18/2014; Strike
Price: USD $1.16; Counterparty:
Morgan Stanley Company, Inc.) (I)	24,000,000	158,784

260

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PURCHASED OPTIONS (continued)
Call Options (continued)
Over the Counter on the USD vs. CAD
(Expiration Date: 09/26/2014; Strike
Price: USD $1.15; Counterparty:
Morgan Stanley Company, Inc.) (I)	15,510,000	$135,433
Over the Counter on the USD vs. JPY
(Expiration Date: 03/03/2015; Strike
Price: USD $110.5; Counterparty:
Morgan Stanley Company, Inc.) (I)	20,975,000	272,423

		694,169
Put Options - 0.0%
Over the Counter on the EUR vs. CHF
(Expiration Date: 08/05/2014; Strike
Price: EUR 1.20; Counterparty: Morgan
Stanley Company, Inc.) (I)	29,305,000	137,023

TOTAL PURCHASED OPTIONS (Cost $1,086,879)		$831,192

WARRANTS - 0.0%
Lear Corp. (Expiration Date: 11/09/2014;
Strike Price: $0.005) (I)	191	$31,041

TOTAL WARRANTS (Cost $0)		$31,041

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 1.8%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2014 at 0.060% to be
repurchased at $6,904,012 on
04/01/2014, collateralized by
$7,108,200 U.S. Treasury Notes,
1.375% due 09/30/2018 (valued at
$7,042,094, including interest)	$6,904,000	$6,904,000
Repurchase Agreement with State
Street Corp. dated 03/31/2014 at
0.000% to be repurchased at $1,823,000
on 04/01/2014, collateralized by
$1,940,000 U.S. Treasury Notes,
1.375% due 05/31/2020 (valued at
$1,862,400, including interest)	1,823,000	1,823,000
Repurchase Agreement with State
Street Corp. dated 03/31/2014 at
0.000% to be repurchased at $639,122
on 04/01/2014, collateralized by
$695,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $647,219, including interest)	639,122	639,122

		9,366,122

TOTAL SHORT-TERM INVESTMENTS (Cost $9,366,122)		$9,366,122

Total Investments (Strategic Income Opportunities Trust)
(Cost $488,770,353) - 99.4%		$507,557,798
Other assets and liabilities, net - 0.6%		3,059,253

TOTAL NET ASSETS - 100.0%		$510,617,051

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 68.7%
U.S. Government - 36.0%
U.S. Treasury Bonds
3.625%, 02/15/2044	$1,000,000	$1,011,562
3.750%, 11/15/2043	9,460,000	9,794,023
3.875%, 08/15/2040	1,100,000	1,172,188
4.250%, 05/15/2039 to 11/15/2040	4,060,000	4,595,881
4.375%, 02/15/2038 to 05/15/2041	1,585,000	1,830,693
4.625%, 02/15/2040	1,400,000	1,678,032
4.750%, 02/15/2041	2,000,000	2,446,562
7.500%, 11/15/2016	1,270,000	1,493,044
7.875%, 02/15/2021	3,400,000	4,634,890
8.125%, 08/15/2021	1,400,000	1,954,750
8.750%, 08/15/2020	1,400,000	1,959,125
9.250%, 02/15/2016	5,700,000	6,640,722
U.S. Treasury Notes
0.250%, 09/30/2015 to 12/31/2015	10,000,000	9,990,836
0.375%, 01/31/2016 to 03/31/2016	13,200,000	13,188,277
0.625%, 05/31/2017 to 04/30/2018	8,600,000	8,434,110
0.750%, 12/31/2017	3,700,000	3,628,601
0.875%, 04/30/2017	5,000,000	4,989,455
1.000%, 10/31/2016 to 03/31/2017	4,550,000	4,564,749
1.250%, 10/31/2018 to 04/30/2019	1,700,000	1,663,852
1.375%, 09/30/2018	900,000	892,195
1.500%, 06/30/2016 to 03/31/2019	13,500,000	13,487,499
1.625%, 01/31/2019	8,700,000	8,626,589
1.875%, 08/31/2017	2,000,000	2,050,782
2.000%, 04/30/2016 to 02/15/2022	7,500,000	7,578,514
2.625%, 11/15/2020	5,800,000	5,950,440
2.750%, 02/15/2019 to 02/15/2024	24,125,000	24,516,233
3.000%, 09/30/2016 to 02/28/2017	6,720,000	7,121,436
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,330,571
3.250%, 06/30/2016	3,650,000	3,870,997
4.250%, 11/15/2017	7,300,000	8,089,313

		170,185,921
U.S. Government Agency - 32.7%
Federal Farm Credit Bank 4.875%, 12/16/2015	900,000	968,919
Federal Home Loan Bank
5.375%, 05/18/2016	2,200,000	2,427,185
5.500%, 07/15/2036	190,000	233,080
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	1,180,000	1,230,100
2.530%, 08/01/2037 (P)	678,069	721,719
2.850%, 02/01/2037 (P)	327,924	349,034
3.000%, 10/01/2042	3,579,868	3,455,831
3.500%, TBA (C)	4,300,000	4,322,007
3.500%, 12/01/2025	3,019,988	3,165,280
4.000%, 02/01/2024 to 12/01/2040	3,557,190	3,697,952
4.500%, TBA (C)	2,000,000	2,132,538
4.500%, 05/01/2024 to 07/01/2041	5,078,118	5,452,315
5.000%, TBA (C)	2,300,000	2,500,013
5.000%, 06/01/2023 to 10/01/2040	1,716,397	1,872,326
5.500%, 08/23/2017 to 01/01/2039	3,963,548	4,428,842
6.000%, 06/01/2022 to 10/01/2038	1,299,205	1,440,259
6.250%, 07/15/2032	450,000	600,648
6.500%, 07/01/2016 to 09/01/2038	461,014	511,329
6.750%, 09/15/2029	1,200,000	1,659,562
7.000%, 02/01/2016 to 10/01/2038	168,946	192,065
7.500%, 02/01/2016 to 03/01/2032	22,923	27,049
8.000%, 02/01/2030	3,362	4,031
Federal National Mortgage Association
1.970%, 01/01/2035 (P)	885,611	917,810
2.121%, 07/01/2034 (P)	462,676	475,277
2.310%, 05/01/2036 (P)	227,903	241,690

261

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.443%, 09/01/2037 (P)	$390,946	$411,371
2.500%, 05/01/2028	2,318,805	2,323,615
2.589%, 04/01/2037 (P)	1,001,187	1,065,638
2.825%, 04/01/2036 (P)	114,314	121,673
3.000%, TBA (C)	4,700,000	4,827,781
3.000%, 01/01/2027 to 04/01/2043	10,626,021	10,461,901
3.500%, TBA (C)	8,300,000	8,351,227
3.500%, 12/01/2025 to 12/01/2040	4,835,337	4,942,305
4.000%, 08/01/2020 to 05/01/2042	8,530,102	8,896,450
4.375%, 10/15/2015	6,350,000	6,745,662
4.500%, TBA (C)	4,100,000	4,374,828
4.500%, 06/01/2018 to 02/01/2041	4,837,076	5,160,054
5.000%, 12/01/2018 to 07/01/2039	5,067,471	5,520,080
5.135%, 10/01/2037 (P)	106,484	113,338
5.500%, 08/01/2017 to 11/01/2038	3,855,487	4,246,697
6.000%, 01/01/2021 to 08/01/2038	2,585,636	2,866,197
6.500%, 02/01/2015 to 12/01/2037	742,768	827,943
7.000%, 12/01/2015 to 10/01/2038	249,381	283,066
7.125%, 01/15/2030	209,000	297,073
7.250%, 05/15/2030	1,450,000	2,090,390
7.500%, 09/01/2030 to 08/01/2031	42,904	50,228
8.000%, 08/01/2030 to 09/01/2031	12,956	15,509
8.500%, 09/01/2030	1,743	2,123
Government National Mortgage Association
3.000%, TBA (C)	2,000,000	1,967,031
3.000%, 08/15/2043	3,611,928	3,559,442
3.500%, 01/15/2043	7,029,676	7,190,040
4.000%, 11/15/2026 to 02/15/2041	8,326,700	8,770,878
4.500%, 05/15/2019 to 10/20/2040	5,331,122	5,760,429
5.000%, 05/15/2018 to 07/20/2040	4,304,702	4,731,029
5.500%, 08/15/2023 to 09/20/2039	1,659,015	1,842,143
6.000%, 04/15/2017 to 10/15/2038	1,041,733	1,167,841
6.500%, 01/15/2016 to 12/15/2038	505,482	575,510
7.000%, 08/15/2029 to 05/15/2032	80,413	93,974
7.500%, 08/15/2029 to 01/15/2031	23,271	27,562
8.000%, 04/15/2031	9,046	10,947
8.500%, 09/15/2030	6,060	7,454
9.000%, 01/15/2031	1,493	1,855
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	754,706
The Financing Corp. 8.600%, 09/26/2019	675,000	883,575

		154,366,426

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $312,560,423)		$324,552,347

FOREIGN GOVERNMENT
OBLIGATIONS - 3.3%
Brazil - 0.4%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,559,610
5.875%, 01/15/2019	105,000	118,125
7.125%, 01/20/2037	50,000	59,938

		1,737,673
Canada - 0.8%
Government of Canada
0.875%, 02/14/2017	250,000	249,903
Province of British Columbia
6.500%, 01/15/2026	490,000	630,221

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Manitoba
9.625%, 12/01/2018	$300,000	$388,488
Province of New Brunswick
5.200%, 02/21/2017	380,000	424,796
Province of Nova Scotia
5.125%, 01/26/2017	455,000	506,824
Province of Ontario
1.100%, 10/25/2017	500,000	494,743
4.500%, 02/03/2015	350,000	362,408
Province of Quebec
7.125%, 02/09/2024	150,000	192,362
7.500%, 07/15/2023	410,000	535,105

		3,784,850
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	541,875
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	572,000
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	599,006
5.500%, 09/18/2023	455,000	538,742

		1,137,748
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	363,810
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,291,199
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	482,438
6.050%, 01/11/2040	930,000	1,057,875

		1,540,313
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	434,750
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	300,625
7.125%, 03/30/2019	120,000	144,750

		445,375
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,051,250
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	129,058
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	740,000	803,640
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	580,000	588,004

262

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey - 0.3%
Republic of Turkey
6.000%, 01/14/2041	$400,000	$393,000
6.250%, 09/26/2022	400,000	429,800
7.500%, 07/14/2017	400,000	449,648

		1,272,448

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $15,322,740)		$15,693,993

CORPORATE BONDS - 24.1%
Consumer Discretionary - 2.1%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	537,415
Brinker International, Inc.
3.875%, 05/15/2023	250,000	232,856
CBS Corp.
4.300%, 02/15/2021	150,000	158,459
8.875%, 05/15/2019	80,000	102,596
Comcast Corp.
5.700%, 07/01/2019	310,000	359,537
6.500%, 01/15/2015 to 11/15/2035	415,000	483,570
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	159,132
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	47,270
6.375%, 03/01/2041	360,000	391,324
Discovery Communications LLC
5.625%, 08/15/2019	250,000	283,291
Family Dollar Stores, Inc.
5.000%, 02/01/2021	305,000	318,921
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,148,160
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	251,999
Home Depot, Inc.
5.875%, 12/16/2036	280,000	337,260
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	236,620
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	168,894
Lowe’s Companies, Inc.
5.800%, 10/15/2036	140,000	162,632
6.100%, 09/15/2017	180,000	207,058
McDonald’s Corp.
3.625%, 05/20/2021	250,000	262,045
5.000%, 02/01/2019	228,000	257,696
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	259,929
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	321,314
Target Corp.
6.500%, 10/15/2037	350,000	440,510
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	138,982
The Walt Disney Company
5.625%, 09/15/2016	340,000	379,314
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	225,393
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	62,820
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	118,035
7.570%, 02/01/2024	240,000	299,443

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Entertainment Company LP
8.375%, 07/15/2033	$525,000	$723,495
Time Warner, Inc.
7.625%, 04/15/2031	285,000	379,711
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	329,293
Viacom, Inc.
4.250%, 09/15/2015	150,000	157,588
4.500%, 03/01/2021	120,000	128,888
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	62,305

		10,133,755
Consumer Staples - 1.9%
Altria Group, Inc.
4.125%, 09/11/2015	150,000	157,196
9.250%, 08/06/2019	105,000	138,592
9.950%, 11/10/2038	17,000	27,276
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	562,538
7.750%, 01/15/2019	335,000	415,090
Bottling Group LLC
5.125%, 01/15/2019	105,000	118,487
Brown-Forman Corp.
2.500%, 01/15/2016	300,000	309,140
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	197,506
Campbell Soup Company
4.500%, 02/15/2019	300,000	328,551
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	70,036
7.000%, 04/15/2019	150,000	179,345
9.750%, 03/01/2021	175,000	227,907
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	63,889
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	90,854	117,437
Diageo Capital PLC
4.828%, 07/15/2020	95,000	105,650
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	518,316
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	261,973
General Mills, Inc.
5.650%, 02/15/2019	315,000	362,923
Kellogg Company
4.150%, 11/15/2019	30,000	32,147
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	309,179
Kraft Foods Group, Inc.
6.125%, 08/23/2018	66,000	76,615
6.875%, 01/26/2039	40,000	51,501
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	250,025
5.500%, 01/15/2040	280,000	319,833
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	249,136
4.125%, 05/17/2021	320,000	345,639
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	254,050
Safeway, Inc.
6.350%, 08/15/2017	135,000	154,387
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	233,040

263

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	$90,000	$92,216
The Clorox Company
5.950%, 10/15/2017	295,000	337,015
The Coca-Cola Company
3.150%, 11/15/2020	60,000	61,533
The Kroger Company
3.900%, 10/01/2015	150,000	156,949
6.400%, 08/15/2017	370,000	424,779
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	58,789
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	109,852
6.200%, 04/15/2038	125,000	157,171
7.550%, 02/15/2030	410,000	575,193
Walgreen Company
5.250%, 01/15/2019	335,000	380,731

		8,791,632
Energy - 3.1%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	331,182
Apache Corp.
3.625%, 02/01/2021	250,000	262,372
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	498,108
2.750%, 05/10/2023	250,000	234,506
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	346,855
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	45,852
Chevron Corp.
4.950%, 03/03/2019	90,000	102,169
ConocoPhillips
5.750%, 02/01/2019	100,000	116,797
DCP Midstream LLC
9.750%, 03/15/2019 (S)	95,000	121,147
Devon Financing Corp. ULC
7.875%, 09/30/2031	170,000	231,252
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	163,799
Encana Corp.
6.500%, 08/15/2034	270,000	312,037
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	56,667
6.700%, 07/01/2018	250,000	290,436
Ensco PLC
4.700%, 03/15/2021	360,000	386,842
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	277,594
6.875%, 03/01/2033	130,000	163,911
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	323,059
Halliburton Company
6.150%, 09/15/2019	360,000	426,052
Hess Corp.
8.125%, 02/15/2019	280,000	350,642
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	120,000	125,122
6.375%, 03/01/2041	60,000	67,453
6.500%, 09/01/2039	180,000	204,309
9.000%, 02/01/2019	60,000	75,987
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	212,203

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Nabors Industries, Inc.
9.250%, 01/15/2019	$105,000	$130,558
Nexen Energy ULC
6.200%, 07/30/2019	120,000	138,923
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	53,939
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	323,059
ONEOK Partners LP
6.650%, 10/01/2036	268,000	314,980
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	255,300
7.375%, 12/15/2014	260,000	272,090
Petro-Canada
5.950%, 05/15/2035	235,000	270,402
6.050%, 05/15/2018	125,000	143,972
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	334,027
Petrobras International Finance Company
5.375%, 01/27/2021	400,000	404,570
6.750%, 01/27/2041	80,000	77,527
8.375%, 12/10/2018	90,000	104,888
Petroleos Mexicanos
4.875%, 01/18/2024 (S)	500,000	516,250
5.500%, 01/21/2021	320,000	349,600
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	76,705
Shell International Finance BV
0.900%, 11/15/2016	500,000	501,601
6.375%, 12/15/2038	90,000	116,021
Southern Natural Gas Company
4.400%, 06/15/2021	250,000	263,101
Statoil ASA
1.800%, 11/23/2016	580,000	594,252
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	161,639
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	59,667
6.250%, 02/01/2038	110,000	117,582
7.750%, 06/01/2019	150,000	181,231
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	225,769
Tosco Corp.
8.125%, 02/15/2030	383,000	554,338
Total Capital SA
3.125%, 10/02/2015	40,000	41,567
4.125%, 01/28/2021	40,000	42,953
4.250%, 12/15/2021	60,000	65,152
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	470,414
Valero Energy Corp.
6.125%, 06/15/2017	345,000	395,556
7.500%, 04/15/2032	270,000	345,587
Weatherford International, Ltd.
5.500%, 02/15/2016	340,000	365,353
6.000%, 03/15/2018	185,000	208,428
Williams Partners LP
5.250%, 03/15/2020	400,000	440,572

		14,643,926
Financials - 8.3%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	189,060

264

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
African Development Bank
6.875%, 10/15/2015	$145,000	$156,566
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	325,000	369,626
American Express Company
2.650%, 12/02/2022	345,000	327,800
American Express Credit Corp.
2.800%, 09/19/2016	400,000	417,200
American International Group, Inc.
5.450%, 05/18/2017	120,000	133,934
6.250%, 05/01/2036	430,000	531,410
Asian Development Bank
5.593%, 07/16/2018	590,000	677,374
Bank of America Corp.
5.000%, 05/13/2021	320,000	352,885
5.875%, 01/05/2021	350,000	403,869
6.500%, 08/01/2016	80,000	89,612
6.875%, 04/25/2018 to 11/15/2018	397,000	469,759
7.750%, 05/14/2038	480,000	632,939
Bank of Nova Scotia
2.900%, 03/29/2016	580,000	604,031
Barclays Bank PLC
5.200%, 07/10/2014	170,000	172,226
6.750%, 05/22/2019	240,000	288,036
BB&T Corp.
5.200%, 12/23/2015	335,000	359,042
5.700%, 04/30/2014	300,000	301,210
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	65,445
5.400%, 05/15/2018	105,000	119,865
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	122,958
BNP Paribas SA
3.250%, 03/11/2015	600,000	615,418
Boston Properties LP
4.125%, 05/15/2021	300,000	314,942
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	65,730
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	47,410
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	350,348
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	111,069
Citigroup, Inc.
3.500%, 05/15/2023	250,000	235,896
5.875%, 02/22/2033	220,000	233,987
8.500%, 05/22/2019	277,000	353,020
CNA Financial Corp.
7.350%, 11/15/2019	280,000	343,084
Credit Suisse USA, Inc.
4.875%, 01/15/2015	475,000	491,314
Deutsche Bank AG
3.250%, 01/11/2016	500,000	520,823
3.875%, 08/18/2014	560,000	567,291
Discover Financial Services
5.200%, 04/27/2022	120,000	128,538
European Bank for Reconstruction
& Development
1.000%, 09/17/2018	500,000	486,439
1.625%, 09/03/2015	70,000	71,284
European Investment Bank
2.875%, 09/15/2020	200,000	205,373

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
European Investment Bank (continued)
4.625%, 05/15/2014 to 10/20/2015	$1,894,000	$1,934,020
4.875%, 01/17/2017	200,000	221,589
Fifth Third Bancorp
3.625%, 01/25/2016	250,000	262,319
5.450%, 01/15/2017	300,000	331,282
First Horizon National Corp.
5.375%, 12/15/2015	320,000	340,472
General Electric Capital Corp.
6.000%, 08/07/2019	250,000	293,580
6.750%, 03/15/2032	230,000	295,718
6.875%, 01/10/2039	585,000	770,410
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	196,069
HCP, Inc.
5.375%, 02/01/2021	250,000	279,937
Health Care REIT, Inc.
4.950%, 01/15/2021	320,000	347,734
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	780,875
International American Development Bank
2.250%, 07/15/2015	830,000	850,531
7.000%, 06/15/2025	325,000	427,674
International Bank for Reconstruction
& Development
2.125%, 11/01/2020	500,000	495,540
8.625%, 10/15/2016	100,000	118,680
International Finance Corp.
3.000%, 04/22/2014	610,000	610,864
Jefferies Group LLC
5.125%, 04/13/2018	330,000	358,571
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	526,870
JPMorgan Chase & Company
1.100%, 10/15/2015	290,000	291,208
4.350%, 08/15/2021	710,000	761,133
6.400%, 05/15/2038	125,000	154,914
Kemper Corp.
6.000%, 11/30/2015	120,000	127,430
KeyCorp
5.100%, 03/24/2021	250,000	279,130
KFW
1.000%, 06/11/2018	500,000	489,652
4.375%, 03/15/2018	360,000	400,298
5.125%, 03/14/2016	780,000	849,678
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	71,479
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	83,684
Lincoln National Corp.
7.000%, 06/15/2040	150,000	197,370
MetLife, Inc.
6.750%, 06/01/2016	150,000	168,233
6.817%, 08/15/2018	190,000	226,808
Moody’s Corp.
5.500%, 09/01/2020	60,000	66,383
Morgan Stanley
4.100%, 05/22/2023	250,000	247,500
5.950%, 12/28/2017	435,000	496,654
6.625%, 04/01/2018	503,000	586,515
7.300%, 05/13/2019	110,000	133,446

265

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	$180,000	$242,760
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	115,661
Northern Trust Corp.
3.450%, 11/04/2020	300,000	315,992
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	295,000	318,844
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	285,253
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	66,930
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	157,675
PNC Funding Corp.
4.250%, 09/21/2015	40,000	41,992
5.625%, 02/01/2017	310,000	343,233
6.700%, 06/10/2019	310,000	373,533
ProLogis LP
5.625%, 11/15/2016	185,000	204,024
Prudential Financial, Inc.
3.875%, 01/14/2015	140,000	143,613
4.750%, 04/01/2014 to 09/17/2015	395,000	411,386
5.375%, 06/21/2020	280,000	317,362
Rabobank Nederland NV
4.500%, 01/11/2021	500,000	541,092
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	54,308
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	114,385
Simon Property Group LP
5.650%, 02/01/2020	330,000	382,597
5.875%, 03/01/2017	205,000	229,722
State Street Corp.
3.100%, 05/15/2023	250,000	237,682
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	495,599
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	154,814
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	845,371
The Chubb Corp.
5.750%, 05/15/2018	275,000	315,024
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	630,000	649,529
6.125%, 02/15/2033	375,000	434,349
6.150%, 04/01/2018	735,000	840,444
7.500%, 02/15/2019	240,000	290,429
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	362,800
6.250%, 06/20/2016	190,000	211,712
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	66,786
U.S. Bancorp
2.450%, 07/27/2015	280,000	287,020
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2015	230,000	236,690
UBS AG
5.750%, 04/25/2018	185,000	211,036
Union Bank NA
5.950%, 05/11/2016	250,000	275,297

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP
3.125%, 11/30/2015	$150,000	$155,667
4.750%, 06/01/2021	60,000	64,673
Vornado Realty LP
4.250%, 04/01/2015	290,000	297,699
Wells Fargo & Company
3.450%, 02/13/2023	250,000	242,680
5.000%, 11/15/2014	105,000	107,765
5.625%, 12/11/2017	185,000	211,055
Westpac Banking Corp.
3.000%, 12/09/2015	450,000	467,780
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	115,612

		39,238,938
Health Care - 1.7%
AbbVie, Inc.
2.900%, 11/06/2022	500,000	481,407
Aetna, Inc.
3.950%, 09/01/2020	290,000	306,388
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	247,154
Amgen, Inc.
5.150%, 11/15/2041	100,000	103,022
5.700%, 02/01/2019	450,000	520,969
5.750%, 03/15/2040	40,000	44,987
AstraZeneca PLC
5.900%, 09/15/2017	340,000	390,937
Baxter International, Inc.
5.900%, 09/01/2016	315,000	351,708
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	307,632
Bristol-Myers Squibb Company
6.800%, 11/15/2026	195,000	253,821
Cigna Corp.
4.000%, 02/15/2022	280,000	290,379
Covidien International Finance SA
6.000%, 10/15/2017	360,000	413,487
Eli Lilly & Company
7.125%, 06/01/2025	250,000	326,822
Gilead Sciences, Inc.
4.500%, 04/01/2021	330,000	361,402
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	105,137
6.375%, 05/15/2038	210,000	267,350
Johnson & Johnson
2.150%, 05/15/2016	320,000	330,237
5.850%, 07/15/2038	285,000	353,329
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	299,050
Life Technologies Corp.
5.000%, 01/15/2021	310,000	344,716
McKesson Corp.
4.750%, 03/01/2021	150,000	163,604
Medtronic, Inc.
5.600%, 03/15/2019	165,000	190,127
Mylan, Inc.
2.600%, 06/24/2018	250,000	251,943
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	90,851
Pharmacia Corp.
6.500%, 12/01/2018	335,000	400,360
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	32,052

266

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
UnitedHealth Group, Inc.
4.375%, 03/15/2042	$50,000	$48,653
4.875%, 03/15/2015	12,000	12,507
5.800%, 03/15/2036	300,000	349,135
WellPoint, Inc.
6.375%, 06/15/2037	345,000	414,712

		8,053,878
Industrials - 1.5%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	250,000	275,575
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	317,414
Caterpillar, Inc.
7.900%, 12/15/2018	95,000	118,687
CSX Corp.
3.700%, 10/30/2020	270,000	279,484
6.250%, 04/01/2015	415,000	437,973
7.375%, 02/01/2019	105,000	127,791
Emerson Electric Company
4.875%, 10/15/2019	250,000	280,848
FedEx Corp.
3.875%, 08/01/2042	420,000	363,896
8.000%, 01/15/2019	50,000	62,131
Fluor Corp.
3.375%, 09/15/2021	320,000	322,358
GATX Corp.
4.750%, 05/15/2015	170,000	177,359
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	399,697
Koninklijke Philips NV
6.875%, 03/11/2038	250,000	324,790
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	157,250
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	245,567
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	151,443
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	202,185
Ryder System, Inc.
2.450%, 11/15/2018	250,000	250,266
Snap-On, Inc.
6.125%, 09/01/2021	310,000	358,924
The Boeing Company
8.750%, 09/15/2031	90,000	133,686
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	578,287
Union Pacific Corp.
4.000%, 02/01/2021	280,000	297,650
4.821%, 02/01/2044	285,000	297,233
United Technologies Corp.
5.375%, 12/15/2017	100,000	114,074
6.125%, 02/01/2019	245,000	288,747
Waste Management, Inc.
6.125%, 11/30/2039	50,000	60,502
7.375%, 03/11/2019	315,000	379,825

		7,003,642
Information Technology - 1.3%
Apple, Inc.
2.400%, 05/03/2023	800,000	741,931
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	380,767

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Cisco Systems, Inc. (continued)
5.900%, 02/15/2039	$80,000	$94,960
eBay, Inc.
3.250%, 10/15/2020	250,000	255,938
Google, Inc.
3.625%, 05/19/2021	320,000	338,588
Hewlett-Packard Company
2.125%, 09/13/2015	290,000	295,692
3.750%, 12/01/2020	300,000	304,859
4.750%, 06/02/2014	340,000	342,375
IBM Corp.
2.000%, 01/05/2016	330,000	338,487
4.000%, 06/20/2042	210,000	194,377
5.600%, 11/30/2039	21,000	24,543
Intel Corp.
2.700%, 12/15/2022	690,000	658,764
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	302,916
Microsoft Corp.
2.950%, 06/01/2014	410,000	411,717
Motorola Solutions, Inc.
6.000%, 11/15/2017	170,000	194,352
Oracle Corp.
5.750%, 04/15/2018	435,000	500,915
The Western Union Company
3.650%, 08/22/2018	100,000	102,754
Xerox Corp.
6.750%, 12/15/2039	60,000	69,461
XLIT, Ltd.
5.750%, 10/01/2021	310,000	357,339

		5,910,735
Materials - 1.1%
Agrium, Inc.
6.750%, 01/15/2019	350,000	411,901
Alcoa, Inc.
6.750%, 07/15/2018	345,000	393,565
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	251,935
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	360,307
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021 (L)	330,000	321,467
CRH America, Inc.
8.125%, 07/15/2018	220,000	268,706
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	188,741
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	218,621
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	170,805
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	304,857
Praxair, Inc.
2.450%, 02/15/2022	240,000	226,881
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	115,968
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	268,916
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	250,000	264,683
6.500%, 07/15/2018	70,000	82,284
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	72,131

267

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Teck Resources, Ltd. (continued)
6.250%, 07/15/2041	$270,000	$278,754
The Dow Chemical Company
4.375%, 11/15/2042	590,000	544,619
5.700%, 05/15/2018	49,000	55,703
9.400%, 05/15/2039	130,000	205,397
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	374,176

		5,380,417
Telecommunication Services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	477,125
5.000%, 03/30/2020	61,000	66,856
American Tower Corp.
4.500%, 01/15/2018	310,000	334,392
AT&T, Inc.
3.000%, 02/15/2022	500,000	485,524
4.300%, 12/15/2042	20,000	17,722
British Telecommunications PLC
9.625%, 12/15/2030	190,000	293,706
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	210,703
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	278,382
Telefonica Europe BV
8.250%, 09/15/2030	350,000	453,477
Verizon Communications, Inc.
3.650%, 09/14/2018	820,000	873,152
4.600%, 04/01/2021	650,000	704,820
5.150%, 09/15/2023	820,000	897,465
6.900%, 04/15/2038	190,000	235,352
Vodafone Group PLC
4.375%, 03/16/2021	110,000	117,838
5.450%, 06/10/2019	320,000	365,721

		5,812,235
Utilities - 1.9%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	265,778
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	357,924
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	338,699
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	122,863
DTE Energy Company
6.350%, 06/01/2016	230,000	255,629
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	245,997
7.000%, 11/15/2018	290,000	350,569
Entergy Corp.
5.125%, 09/15/2020	310,000	331,923
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	58,895
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	176,673
Florida Power & Light Company
5.650%, 02/01/2037	290,000	343,913
Georgia Power Company
5.950%, 02/01/2039	335,000	402,849
Hydro Quebec
8.400%, 01/15/2022	250,000	328,294

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Indiana Michigan Power Company
6.050%, 03/15/2037	$187,000	$216,261
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	295,000	329,116
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	450,110
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	257,275
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	61,669
6.050%, 03/01/2034	260,000	307,071
PacifiCorp
6.000%, 01/15/2039	335,000	414,429
Peco Energy Company
5.000%, 10/01/2014	300,000	306,648
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	328,127
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	241,891
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	65,727
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	326,712
7.050%, 03/15/2019	50,000	59,873
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	255,902
Southern California Edison Company
5.350%, 07/15/2035	130,000	147,799
Southern Company
2.375%, 09/15/2015	500,000	511,723
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	326,315
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	50,979
8.875%, 11/15/2038	190,000	307,885
Wisconsin Electric Power Company
6.000%, 04/01/2014	260,000	260,000

		8,805,518

TOTAL CORPORATE BONDS (Cost $105,271,943)		$113,774,676

MUNICIPAL BONDS - 0.9%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	67,552
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	181,703
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	73,050
Metropolitan Washington Airports Authority
(District of Columbia)
7.462%, 10/01/2046	40,000	48,608
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	122,287
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	393,713
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	352,266
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	65,610
State of California
7.300%, 10/01/2039	400,000	537,468
7.500%, 04/01/2034	80,000	108,203
State of Illinois, GO
5.100%, 06/01/2033	115,000	113,545

268

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
State of Illinois, GO (continued)
7.350%, 07/01/2035	$280,000	$325,945
State of Texas
5.517%, 04/01/2039	260,000	310,874
State of Utah
3.539%, 07/01/2025	390,000	393,810
4.554%, 07/01/2024	260,000	287,669
State of Washington
5.481%, 08/01/2039	260,000	300,466
Texas Transportation Commission
5.178%, 04/01/2030	310,000	356,829
University of California
5.770%, 05/15/2043	320,000	378,570

TOTAL MUNICIPAL BONDS (Cost $3,853,825)		$4,418,168

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.3%
Commercial & Residential - 2.3%
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class A4
5.634%, 07/10/2046	790,000	854,714
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	896,908
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	214,029
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.138%, 10/12/2042 (P)	222,660	224,911
Series 2006-PW11, Class AM,
5.440%, 03/11/2039 (P)	200,000	215,746
Series 2006-PW12, Class A4,
5.712%, 09/11/2038 (P)	935,000	1,017,816
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.302%, 01/15/2046 (P)	170,000	181,106
Series 2006-CD2, Class AM,
5.349%, 01/15/2046 (P)	200,000	213,997
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	41,410	41,566
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	229,351	230,618
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	11,812	11,807
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	142,050	148,920
Series 2005-LDP5, Class A4,
5.240%, 12/15/2044 (P)	1,695,000	1,789,167
Series 2005-CB13, Class A3A1,
5.240%, 01/12/2043 (P)	41,688	42,290
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	529,499
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.868%, 07/15/2044 (P)	180,000	201,074
Merrill Lynch Mortgage Trust
Series 2006-C1, Class AM,
5.657%, 05/12/2039 (P)	800,000	866,570

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust (continued)
Series 2008-C1, Class A4,
5.690%, 02/12/2051	$885,477	$989,518
Morgan Stanley Capital I, Series 2011,
Class C10 5.033%, 09/15/2047 (P)(S)	190,000	211,126
Morgan Stanley Capital I Trust,
Series 2007-T27, Class A4
5.648%, 06/11/2042 (P)	630,000	705,214
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	1,031,932	1,057,317
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	172,160	172,359

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,798,641)		$10,816,272

ASSET BACKED SECURITIES - 0.1%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	128,900	134,235
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	243,511	244,211

TOTAL ASSET BACKED SECURITIES (Cost $391,708)		$378,446

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	20,290	203,041

TOTAL SECURITIES LENDING
COLLATERAL (Cost $203,056)		$203,041

SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	30,675,044	30,675,044

TOTAL SHORT-TERM INVESTMENTS (Cost $30,675,044)		$30,675,044

Total Investments (Total Bond Market Trust B)
(Cost $478,077,380) - 105.9%		$500,511,987
Other assets and liabilities, net - (5.9%)		(27,858,917)

TOTAL NET ASSETS - 100.0%		$472,653,070

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 62.9%
U.S. Government - 30.3%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 (D)	$1,029,750	$1,058,953
0.125%, 01/15/2022 to 07/15/2022	35,308,318	34,588,044
0.375%, 07/15/2023	4,422,132	4,372,728
0.625%, 07/15/2021	5,603,742	5,770,543
1.125%, 01/15/2021	5,880,545	6,241,646
1.250%, 07/15/2020	13,298,504	14,331,213
1.750%, 01/15/2028	24,338,174	26,950,731
2.000%, 01/15/2026	11,901,941	13,550,550

269

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
2.375%, 01/15/2025 to 01/15/2027	$67,697,818	$79,912,050
2.500%, 01/15/2029	20,371,219	24,725,567
3.625%, 04/15/2028	8,531,813	11,594,597
3.875%, 04/15/2029	7,398,196	10,438,396
U.S. Treasury Notes
0.095%, 01/31/2016 (D)(P)	95,000,000	94,948,795
0.500%, 07/31/2017	4,900,000	4,806,596
0.625%, 10/15/2016 to 08/31/2017	67,500,000	67,060,590
0.625%, 12/15/2016 (D)	23,900,000	23,810,375
0.750%, 01/15/2017 to 03/15/2017	69,600,000	69,411,946
0.875%, 09/15/2016 to 04/30/2017	62,600,000	62,618,591
1.000%, 03/31/2017	2,400,000	2,406,374
1.250%, 11/30/2018 (D)	53,600,000	52,678,723
1.500%, 07/31/2016 to 02/28/2019	76,400,000	75,780,495
1.500%, 08/31/2018 (D)	109,800,000	109,619,818
1.625%, 03/31/2019	160,600,000	159,627,645
3.000%, 02/28/2017	900,000	955,195
3.125%, 01/31/2017	500,000	532,227
3.250%, 03/31/2017	2,500,000	2,674,220

		960,466,608
U.S. Government Agency - 32.6%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	1,100,000	1,077,677
1.000%, 03/08/2017 to 09/29/2017	48,500,000	48,426,556
1.250%, 05/12/2017 to 10/02/2019	29,900,000	28,832,307
1.750%, 05/30/2019	1,100,000	1,090,412
2.375%, 01/13/2022	3,200,000	3,135,434
2.542%, 06/01/2034 (P)	152,903	162,677
2.691%, 01/01/2029 (P)	91,434	96,241
3.750%, 03/27/2019	2,000,000	2,182,162
4.000%, TBA (C)	21,000,000	21,718,595
4.000%, 09/01/2035 to 03/01/2044	17,465,275	18,139,709
4.500%, TBA (C)	24,000,000	25,514,988
4.500%, 10/01/2025 to 10/01/2041	1,127,262	1,210,217
5.500%, 08/23/2017 to 07/01/2038	1,237,939	1,373,719
6.000%, 03/01/2016 to 08/01/2038	660,797	732,015
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018	11,700,000	11,498,634
1.125%, 04/27/2017	5,900,000	5,929,978
1.250%, 01/30/2017	5,300,000	5,359,169
1.332%, 06/01/2043 (P)	820,525	835,934
1.532%, 10/01/2040 (P)	130,092	132,600
1.875%, 09/18/2018	800,000	808,074
2.234%, 09/01/2035 (P)	2,755,663	2,910,560
2.310%, 08/01/2022	700,000	661,406
2.590%, 07/01/2022	11,650,191	11,415,062
2.640%, 06/01/2022	6,300,000	6,185,666
2.870%, 09/01/2027	1,600,000	1,453,912
2.940%, 07/01/2022	2,589,883	2,597,466
3.000%, TBA (C)	11,000,000	11,299,061
3.000%, 04/01/2022 to 05/01/2022	728,214	757,428
3.156%, 05/01/2022	9,561,856	9,748,754
3.330%, 11/01/2021	384,118	397,066
3.500%, TBA (C)	16,000,000	16,768,750
3.500%, 01/01/2026	182,242	191,383
3.809%, 05/01/2036 (P)	1,280,348	1,367,194
4.000%, TBA (C)	103,000,000	107,079,768
4.000%, 08/01/2018 to 08/01/2041	21,399,393	22,688,107
4.500%, TBA (C)	36,000,000	38,409,725
4.500%, 04/01/2018 to 01/01/2044	181,902,349	194,317,321

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
4.786%, 09/01/2035 (P)		$78,018	$82,645
5.000%, TBA (C)		80,500,000	87,744,454
5.000%, 02/13/2017 to 03/01/2044		51,761,163	56,657,220
5.120%, 05/01/2035 (P)		150,164	159,831
5.375%, 06/12/2017		1,600,000	1,812,190
5.500%, TBA (C)		7,000,000	7,722,968
5.500%, 03/01/2021 to 09/01/2041		155,893,157	172,019,530
6.000%, TBA (C)		1,000,000	1,114,531
6.000%, 12/01/2016 to 05/01/2041		55,913,164	62,120,426
6.500%, 03/01/2036 to 11/01/2037		24,443	27,299
Government National
Mortgage Association
1.625%, 09/20/2021 to 02/20/2032 (P)		1,090,129	1,121,865
5.000%, 01/15/2035 to 11/15/2039		31,530,819	34,500,351
Small Business Administration
4.880%, 11/01/2024		60,440	65,125
5.130%, 09/01/2023		72,798	78,024
5.520%, 06/01/2024		1,678,314	1,827,653

			1,033,559,839

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,002,568,055)			$1,994,026,447

FOREIGN GOVERNMENT
OBLIGATIONS - 12.2%
Brazil - 0.1%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		1,000,000	1,018,750
Canada - 1.3%
Province of Ontario
1.600%, 09/21/2016		100,000	101,815
1.650%, 09/27/2019		6,100,000	5,913,407
3.000%, 07/16/2018		1,800,000	1,891,274
3.150%, 06/02/2022	CAD	3,800,000	3,477,679
4.000%, 06/02/2021		1,600,000	1,562,457
4.200%, 06/02/2020		22,100,000	21,910,086
4.400%, 04/14/2020		$1,100,000	1,215,374
Province of Quebec
3.500%, 07/29/2020		600,000	630,882
4.250%, 12/01/2021	CAD	3,800,000	3,744,727
4.500%, 12/01/2020		700,000	703,103

			41,150,804
Italy - 6.2%
Republic of Italy
Zero Coupon 06/30/2015 (Z)	EUR	7,700,000	10,514,976
2.250%, 05/15/2016		6,900,000	9,776,887
2.750%, 12/01/2015		17,200,000	24,484,161
3.000%, 04/15/2015 to 11/01/2015		27,300,000	38,833,286
3.750%, 08/01/2015 to 08/01/2016		59,800,000	87,230,850
4.500%, 07/15/2015		18,000,000	25,995,669

			196,835,829
South Korea - 0.6%
Export-Import Bank of Korea
4.125%, 09/09/2015		$6,400,000	6,700,186
Korea Development Bank
3.500%, 08/22/2017		1,100,000	1,164,269
4.375%, 08/10/2015		9,900,000	10,364,716

270

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$1,100,000	$1,157,287

			19,386,458
Spain - 4.0%
Autonomous Community of Valencia
Spain
4.375%, 07/16/2015	EUR	100,000	142,355
Kingdom of Spain
3.000%, 04/30/2015		1,600,000	2,259,530
3.150%, 01/31/2016		9,100,000	13,087,144
3.250%, 04/30/2016		2,500,000	3,615,986
3.300%, 07/30/2016		37,800,000	54,923,040
3.750%, 10/31/2015		20,800,000	30,016,229
4.000%, 07/30/2015		16,500,000	23,721,162

			127,765,446

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $386,149,793)			$386,157,287

CORPORATE BONDS - 11.9%
Consumer Discretionary - 1.6%
Banque PSA Finance SA
2.143%, 04/04/2014 (P)(S)		$5,400,000	5,400,000
Ford Motor Credit Company LLC
2.750%, 05/15/2015		1,200,000	1,224,522
3.875%, 01/15/2015		10,637,000	10,891,288
3.984%, 06/15/2016		2,900,000	3,073,034
7.000%, 04/15/2015		800,000	851,024
8.000%, 06/01/2014 to 12/15/2016		1,200,000	1,388,846
8.700%, 10/01/2014		500,000	519,668
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	28,178,409

			51,526,791
Energy - 1.0%
Cameron International Corp.
1.166%, 06/02/2014 (P)		3,500,000	3,504,876
Energy Future Intermediate Holding
Company LLC
10.250%, 12/01/2020 (S)		900,000	948,375
Novatek OAO
5.326%, 02/03/2016 (S)		1,100,000	1,133,000
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,345,791
5.875%, 03/01/2018		10,000,000	10,670,390
Ras Laffan Liquefied Natural Gas
Company, Ltd. II
5.298%, 09/30/2020 (S)		2,485,700	2,673,619
Rosneft Finance SA
6.625%, 03/20/2017		1,700,000	1,821,125

			30,097,176
Financials - 8.2%
Ally Financial, Inc.
2.750%, 01/30/2017		13,200,000	13,332,000
4.625%, 06/26/2015		4,100,000	4,248,826
6.750%, 12/01/2014		4,600,000	4,763,500
8.300%, 02/12/2015		3,800,000	4,018,500
American International Group, Inc.
4.900%, 06/02/2014	CAD	6,100,000	5,549,152
5.050%, 10/01/2015		$800,000	850,209
5.450%, 05/18/2017		400,000	446,447

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		$1,800,000	$1,829,741
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,597,247
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		$600,000	618,000
Bank of America Corp.
4.500%, 04/01/2015		2,400,000	2,490,043
6.400%, 08/28/2017		4,300,000	4,937,122
6.500%, 08/01/2016		15,700,000	17,586,363
6.875%, 04/25/2018		3,900,000	4,600,401
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,286,798
Bank of Montreal
1.950%, 01/30/2017 (S)		900,000	922,142
2.850%, 06/09/2015 (S)		1,000,000	1,029,507
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,800,000	1,832,980
Barclays Bank PLC
5.200%, 07/10/2014		2,200,000	2,228,811
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,480,500
6.500%, 03/10/2021 (S)		2,900,000	3,135,625
Caixa Economica Federal
2.375%, 11/06/2017 (S)		1,800,000	1,737,000
CIT Group, Inc.
5.250%, 04/01/2014 (S)		1,000,000	1,000,000
Citigroup, Inc.
0.505%, 06/09/2016 (P)		9,600,000	9,482,909
0.516%, 11/05/2014 (P)		1,400,000	1,400,377
1.250%, 01/15/2016		2,600,000	2,609,331
3.953%, 06/15/2016		1,000,000	1,059,670
4.450%, 01/10/2017		500,000	540,090
4.875%, 05/07/2015		2,500,000	2,604,710
5.500%, 10/15/2014		1,400,000	1,436,926
6.125%, 08/25/2036		3,200,000	3,500,874
Dexia Credit Local SA
0.716%, 04/29/2014 (P)(S)		10,800,000	10,803,456
2.750%, 04/29/2014 (S)		1,000,000	1,001,170
2.750%, 04/29/2014		3,500,000	3,504,095
Fifth Third Bancorp
0.655%, 12/20/2016 (P)		1,200,000	1,189,283
JPMorgan Chase & Company
0.756%, 02/15/2017 (P)		13,600,000	13,611,682
1.048%, 05/30/2017 (P)	GBP	18,400,000	29,905,606
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)		$700,000	750,159
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,600,000	19,832,815
Murray Street Investment Trust I
4.647%, 03/09/2017		6,800,000	7,345,992
National Bank of Canada
2.200%, 10/19/2016 (S)		400,000	412,469
Principal Life Income Funding Trusts
5.550%, 04/27/2015		4,300,000	4,530,889
Prudential Financial, Inc.
3.875%, 01/14/2015		2,228,000	2,285,498

271

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
6.250%, 01/25/2016	$7,400,000	$7,955,000
Springleaf Finance Corp.
5.400%, 12/01/2015	5,200,000	5,447,000
6.500%, 09/15/2017	11,500,000	12,391,250
6.900%, 12/15/2017	9,100,000	9,987,250
State Bank of India
4.500%, 07/27/2015 (S)	2,900,000	3,000,360
Stone Street Trust
5.902%, 12/15/2015 (S)	7,500,000	8,070,023
The Bear Stearns Companies LLC
7.250%, 02/01/2018	9,600,000	11,430,365
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	700,000	715,985

		258,326,148
Health Care - 0.2%
AbbVie, Inc.
0.997%, 11/06/2015 (P)	5,700,000	5,756,231
Amgen, Inc.
2.300%, 06/15/2016	1,900,000	1,954,604

		7,710,835
Industrials - 0.2%
Con-way, Inc.
7.250%, 01/15/2018	800,000	933,016
General Electric Capital Corp.
3.800%, 06/18/2019 (S)	2,100,000	2,224,585
International Lease Finance Corp.
5.750%, 05/15/2016	800,000	860,504
6.750%, 09/01/2016 (S)	2,100,000	2,336,250
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	990,000	1,027,125

		7,381,480
Materials - 0.3%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	1,200,000	1,198,500
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	4,600,000	4,807,000
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,300,000	2,553,000
Rohm & Haas Company
6.000%, 09/15/2017	603,000	685,532

		9,244,032
Telecommunication Services - 0.4%
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)	200,000	209,968
Verizon Communications, Inc.
1.984%, 09/14/2018 (P)	1,400,000	1,470,273
2.500%, 09/15/2016	6,100,000	6,316,959
3.650%, 09/14/2018	4,500,000	4,791,690

		12,788,890
Utilities - 0.0%
Red Oak Power LLC
8.540%, 11/30/2019	1,145,174	1,219,610

TOTAL CORPORATE BONDS (Cost $346,870,509)		$378,294,962

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	$4,700,000	$5,017,250

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,819,286)		$5,017,250

MUNICIPAL BONDS - 4.2%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	2,700,000	3,914,406
Bay Area Toll Authority (California)
7.043%, 04/01/2050	4,200,000	5,701,878
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,279,773
California State University
6.484%, 11/01/2041	2,000,000	2,456,040
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,567,591
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,300,000	1,444,664
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	200,000	222,294
6.899%, 12/01/2040	3,400,000	4,053,208
Chicago Transit Authority, Series B
(Illinois)
6.899%, 12/01/2040	3,300,000	3,933,996
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,138,850
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	11,600,000	8,922,952
County of Clark (Nevada)
6.820%, 07/01/2045	2,200,000	2,893,506
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	6,900,000	8,167,047
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	2,933,226
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	310,000	305,871
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	500,000	624,555
7.618%, 08/01/2040	5,300,000	6,931,711
Los Angeles Unified School
District (California)
4.500%, 07/01/2022	6,200,000	6,846,474
6.758%, 07/01/2034	3,300,000	4,306,467
Mississippi Development Bank
6.313%, 01/01/2033	700,000	795,256
New Jersey State Turnpike Authority
7.414%, 01/01/2040	9,000,000	12,634,560
New York City Municipal Water Finance
Authority (New York)
5.882%, 06/15/2044	5,100,000	6,123,162
6.282%, 06/15/2042	5,100,000	5,617,548
New York State Urban Development Corp.
5.000%, 03/15/2027	2,295,000	2,575,059
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,280,500

272

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041		$500,000	$549,810
State of California
7.500%, 04/01/2034		4,800,000	6,492,192
7.550%, 04/01/2039		1,300,000	1,812,460
7.600%, 11/01/2040		2,600,000	3,661,658
State of Iowa
6.750%, 06/01/2034		6,400,000	7,156,736
State of Wisconsin
5.050%, 05/01/2018		200,000	225,762
Tobacco Settlement Financing Corp.
(Rhode Island)
6.250%, 06/01/2042		500,000	488,810
University of California
6.398%, 05/15/2031		3,300,000	3,929,937
6.548%, 05/15/2048		7,300,000	9,138,286

TOTAL MUNICIPAL BONDS (Cost $117,340,674)			$134,126,245

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
Commercial & Residential - 4.5%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.330%, 02/25/2045 (P)		585,300	589,246
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.688%, 05/16/2047 (P)(S)	EUR	3,485,110	4,860,326
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.623%, 05/25/2035 (P)		$796,685	817,689
Series 2004-A, Class 1A3,
5.838%, 09/20/2034 (P)		115,876	116,105
Bank of America Mortgage
Securities Trust, Series 2004-2,
Class 5A1
6.500%, 10/25/2031		7,394	7,773
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.190%, 03/26/2037 (P)(S)		533,490	499,241
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,565,430	2,367,461
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		5,645,730	5,847,971
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-6, Class 1A1,
2.464%, 09/25/2034 (P)		74,771	66,668
Series 2005-2, Class A1,
2.560%, 03/25/2035 (P)		7,744,707	7,850,825
Series 2004-7, Class 1A1,
2.635%, 10/25/2034 (P)		49,958	45,987
Series 2002-11, Class 1A2,
2.667%, 02/25/2033 (P)		103,222	96,662
Series 2003-8, Class 2A1,
2.737%, 01/25/2034 (P)		503,166	510,528
Series 2004-3, Class 1A2,
2.910%, 07/25/2034 (P)		40,883	40,873
Series 2004-9, Class 22A1,
3.087%, 11/25/2034 (P)		572,634	570,985

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.314%, 02/25/2034 (P)		$1,398,051	$1,327,020
Series 2004-9, Class 2A1,
2.556%, 09/25/2034 (P)		84,121	75,236
Series 2005-4, Class 23A1,
2.674%, 05/25/2035 (P)		1,994,952	1,903,416
Series 2005-7, Class 22A1,
2.676%, 09/25/2035 (P)		1,169,275	1,029,524
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW18,
Class A4
5.700%, 06/11/2050		4,200,000	4,714,487
CHL Mortgage Pass Through Trust,
Series 2004-22, Class A3
2.498%, 11/25/2034 (P)		1,502,877	1,395,504
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		7,001,086	6,985,320
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		339,471	335,421
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.354%, 06/25/2037 (P)		9,579,118	8,162,644
Series 2004-27CB, Class A1,
6.000%, 12/25/2034		5,916,681	5,850,923
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033		19,512	20,107
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.444%, 04/25/2035 (P)		294,425	253,019
Series 2005-HYB9, Class 3A2A,
2.417%, 02/20/2036 (P)		404,183	382,760
Series 2004-HYB9, Class 1A1,
2.500%, 02/20/2035 (P)		2,518,468	2,435,998
Series 2004-12, Class 11A2,
2.854%, 08/25/2034 (P)		46,629	42,958
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)		117,931	121,971
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.297%, 12/15/2039		2,419,595	2,602,608
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.564%, 09/25/2034 (P)		125,116	126,709
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5, Class A4
5.695%, 09/15/2040 (P)		11,200,000	12,362,258
CSMC, Series 2010-18, Class R
2.346%, 04/26/2038 (P)(S)		2,100,000	2,061,238
European Loan Conduit, Series 25X,
Class A
0.438%, 05/15/2019 (P)	EUR	103,584	140,562
First Nationwide Trust, Series 2001-3,
Class 1A1
6.750%, 08/21/2031		$1,745	1,799
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
2.925%, 11/19/2035 (P)		429,241	409,006

273

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GreenPoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.234%, 10/25/2046 (P)		$5	$5
Series 2006-AR8, Class 1A1A,
0.234%, 01/25/2047 (P)		44	44
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	305,018
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,753,154
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.021%, 11/25/2035 (P)		1,108,849	1,098,294
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.376%, 05/19/2035 (P)		416,602	361,926
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.632%, 10/15/2054 (P)(S)	EUR	1,313,378	1,814,324
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.424%, 10/25/2035 (P)		$6,422,200	5,685,509
Impac CMB Trust, Series 2004-6,
Class 1A2
0.934%, 10/25/2034 (P)		9,857,723	9,116,245
IndyMac ARM Trust, Series 2001-H2,
Class A2
1.751%, 01/25/2032 (P)		6,410	6,147
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		500,000	548,462
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,200,000	1,338,307
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
3.319%, 02/25/2035 (P)		241,793	249,034
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		164,867	153,296
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.635%, 06/15/2030 (P)		951,836	932,466
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.364%, 02/25/2036 (P)		873,965	792,342
Series 2005-3, Class 5A,
0.404%, 11/25/2035 (P)		690,888	664,281
Series 2005-A6, Class 2A3,
0.534%, 08/25/2035 (P)		3,200,000	2,824,371
Series 2005-2, Class 3A,
1.154%, 10/25/2035 (P)		415,536	391,820
Series 2005-2, Class 1A,
1.596%, 10/25/2035 (P)		6,271,672	6,140,149
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)		1,300,000	1,431,730
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A2FX
5.610%, 04/15/2049		1,061,991	1,078,975

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.819%, 08/12/2045 (P)(S)	$1,138,393	$1,260,718
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	178,755	191,962
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.554%, 02/25/2019 (P)	2,524	2,474
Series 2004-CL1, Class 1A2,
0.554%, 02/25/2034 (P)	161,922	151,870
RBSSP Resecuritization Trust
Series 2011-4, Class 6A1,
0.396%, 06/27/2036 (P)(S)	3,200,000	2,670,829
Series 2011-3, Class 2A1,
0.404%, 02/26/2037 (P)(S)	3,602,055	3,255,228
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035	9,151,865	9,391,571
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034	300,000	314,238
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.451%, 07/25/2034 (P)	143,387	142,752
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.384%, 05/25/2045 (P)	35,845	31,773
Series 2005-AR5, Class A3,
0.406%, 07/19/2035 (P)	1,697,141	1,685,156
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.227%, 01/25/2032 (P)	11,480	10,567
Series 2002-1A, Class 4A,
2.516%, 02/25/2032 (P)	14,396	14,012
Series 2006-11, Class A1,
2.646%, 10/28/2035 (P)(S)	523,959	494,086
Wachovia Bank Commercial
Mortgage Trust, Series 2007-WHL8,
Class A1
0.235%, 06/15/2020 (P)(S)	979,728	970,867
WaMu Mortgage Pass Through
Certificates, Series 2005-AR6,
Class 2A1A
0.384%, 04/25/2045 (P)	39,396	36,701
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR13, Class A1A1,
0.444%, 10/25/2045 (P)	387,413	356,110
Series 2005-AR2, Class 2A1A,
0.464%, 01/25/2045 (P)	22,962	22,150
Series 2002-AR17, Class 1A,
1.332%, 11/25/2042 (P)	169,552	163,410
Series 2002-AR6, Class A,
1.532%, 06/25/2042 (P)	6,947	6,519
Series 2002-AR9, Class 1A,
1.532%, 08/25/2042 (P)	581,714	548,873
Series 2002-AR2, Class A,
2.034%, 02/27/2034 (P)	54,996	54,514

274

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Washington Mutual MSC Mortgage Pass-
Through CTFS, Series 2003-AR1,
Class 2A
2.066%, 02/25/2033 (P)	$87,812	$87,549
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A5,
2.615%, 03/25/2036 (P)	5,026,250	4,848,633
Series 2006-AR2, Class 2A1,
2.615%, 03/25/2036 (P)	1,675,417	1,687,262
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)	1,182,189	1,186,464

		143,301,015
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 3335, Class BF,
0.305%, 07/15/2019 (P)	639,272	639,440
Series 3335, Class FT,
0.305%, 08/15/2019 (P)	1,712,314	1,712,782
Series 3149, Class LF,
0.455%, 05/15/2036 (P)	1,108,405	1,105,486
Series T-63, Class 1A1,
1.332%, 02/25/2045 (P)	171,658	173,699
Series 2901, Class UB,
5.000%, 03/15/2033	76,895	77,355
Series 2906, Class GZ,
5.000%, 09/15/2034	473,979	513,639
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	432,316
Series 2941, Class WE,
5.000%, 03/15/2035	327,057	353,139
Series 2489, Class PE,
6.000%, 08/15/2032	264,323	295,691
Series 2503, Class PZ,
6.000%, 09/15/2032	978,981	1,076,598
Series 2362, Class ZA,
6.500%, 09/15/2031	273,222	304,248
Series 2204, Class Z,
7.500%, 12/20/2029	431,066	491,288
Series 2247, Class Z,
7.500%, 08/15/2030	200,594	232,194
Federal National Mortgage Association
Series 2007-73, Class A1,
0.214%, 07/25/2037 (P)	104,786	100,685
Series 2004-11, Class A,
0.274%, 03/25/2034 (P)	23,601	23,412
Series 2007-30, Class AF,
0.464%, 04/25/2037 (P)	1,175,670	1,173,620
Series 2004-W2, Class 1A3F,
0.504%, 02/25/2044 (P)	1,000	1,000
Series 2003-116, Class FA,
0.554%, 11/25/2033 (P)	110,111	110,422
Series 2005-75, Class FL,
0.604%, 09/25/2035 (P)	2,800,284	2,806,548
Series 2006-5, Class 3A2,
2.300%, 05/25/2035 (P)	175,566	180,445
Series 2005-9, Class ZA,
5.000%, 02/25/2035	786,688	859,918
Series 2003-W1, Class 1A1,
5.942%, 12/25/2042 (P)	291,147	328,248
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	3,777,024	4,188,655

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	$100,931	$113,517
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	158,649	149,617
Series 2005-3, Class JZ,
5.000%, 01/16/2035	157,993	159,076
Series 2005-3, Class KZ,
5.000%, 01/16/2035	157,993	160,543
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,253,477	1,397,558

		19,161,139

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $155,402,641)		$162,462,154

ASSET BACKED SECURITIES - 2.0%
Countrywide Asset Backed Certificates,
Series 2005-14, Class 3A3
0.504%, 04/25/2036 (P)	2,692,790	2,638,030
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.334%, 06/25/2036 (P)	2,742,180	2,611,669
Series 2004-10, Class MV2,
0.824%, 01/25/2035 (P)	3,781,046	3,640,799
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB6,
Class A3
0.374%, 07/25/2037 (P)(S)	7,784,618	4,957,657
EMC Mortgage Loan Trust, Series 2001-A
Class A
0.894%, 05/25/2040 (P)(S)	675,131	607,527
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035	5,158,000	4,649,679
Hillmark Funding, Series 2006-1A,
Class A1
0.484%, 05/21/2021 (P)(S)	10,389,130	10,116,063
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.714%, 10/25/2034 (P)	86,584	78,375
Mastr Asset Backed Securities Trust
Series 2006-NC2, Class A3,
0.264%, 08/25/2036 (P)	5,571,272	2,794,193
Series 2005-WF1, Class M2,
0.584%, 06/25/2035 (P)	2,700,000	2,460,389
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC1, Class A2C
0.464%, 12/25/2035 (P)	5,277,561	4,308,200
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.324%, 04/25/2037 (P)	2,471,086	1,446,655
New Century Home Equity Loan Trust,
Series 2005-4, Class M2
0.664%, 09/25/2035 (P)	1,100,000	943,625
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
0.634%, 08/25/2035 (P)	1,000,000	916,427
Series 2005-WCW3, Class M2,
0.644%, 08/25/2035 (P)	3,400,000	2,587,454

275

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Penta CLO SA, Series 2007-1X, Class A1
0.551%, 06/04/2024 (P)	EUR	1,065,138	$1,438,014
RASC Trust, Series 2005-KS4, Class M2
0.734%, 05/25/2035 (P)		$3,404,000	3,185,545
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-FR3, Class A3
0.404%, 05/25/2036 (P)		4,398,428	2,474,072
SLM Student Loan Trust
Series 2008-9, Class A,
1.739%, 04/25/2023 (P)		9,217,175	9,509,470
Series 2010-C, Class A2,
2.805%, 12/16/2019 (P)(S)		927,624	946,696
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.234%, 06/25/2037 (P)		512,590	296,709

TOTAL ASSET BACKED SECURITIES (Cost $61,249,071)			$62,607,248

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		11	165

TOTAL COMMON STOCKS (Cost $87)			$165

PREFERRED SECURITIES - 0.8%
Financials - 0.8%
Sovereign Real Estate
Investment Trust, 12.000% (S)		5,520	$7,341,484
Wells Fargo & Company, Series L, 7.500%		14,800	17,360,400

TOTAL PREFERRED SECURITIES (Cost $26,824,900)			$24,701,884

SHORT-TERM INVESTMENTS - 9.1%
Certificate of Deposit - 0.7%
Credit Suisse New York
0.464%, 03/17/2015*		$2,000,000	$1,999,606
Itau Unibanco Holding SA
1.466%, 10/31/2014*		20,000,000	19,826,662

			21,826,268
U.S. Government - 0.0%
U.S. Treasury Bill
0.060%, 04/17/2014 (D)*		593,000	592,984
0.076%, 08/21/2014 (D)*		291,000	290,934

			883,918
Repurchase Agreement - 8.4%
Repurchase Agreement with Barclays
Capital dated 03/31/2014 at 0.050% -
0.070% to be repurchased at
$71,800,107 on 04/01/2014,
collateralized by $73,996,000
U.S. Treasury Notes, 0.500% - 2.625%
due 07/31/2017 to 11/15/2020 (valued at
$73,339,603, including interest)		71,800,000	71,800,000
Repurchase Agreement with JPMorgan
Chase & Company dated 03/31/2014 at
0.080% to be repurchased at
$12,300,027 on 04/01/2014,
collateralized by $13,390,000 Federal
Home Loan Mortgage Corp., 2.255%
due 12/05/2022 (valued at $12,579,851,
including interest)		12,300,000	12,300,000

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with Royal Bank
of Canada dated 03/31/2014 at 0.080%
to be repurchased at $99,800,222 on
04/01/2014, collateralized by
$102,475,000 U.S. Treasury Notes,
0.625% - 2.125% due 05/31/2017 to
08/31/2020 (valued at $102,084,208,
including interest)	$99,800,000	$99,800,000
Repurchase Agreement with Royal Bank
of Scotland dated 03/31/2014 at 0.080%
to be repurchased at $74,800,166 on
04/01/2014, collateralized by
$73,925,000 U.S. Treasury Notes,
2.625% due 08/15/2020 (valued at
$76,320,862, including interest)	74,800,000	74,800,000
Repurchase Agreement with State
Street Corp. dated 03/31/2014 at 0.000%
to be repurchased at $7,444,000 on
04/01/2014, collateralized by $8,005,000
U.S. Treasury Notes, 1.125% due
04/30/2020 (valued at $7,594,744,
including interest)	7,444,000	7,444,000

		266,144,000

TOTAL SHORT-TERM INVESTMENTS (Cost $288,864,518)		$288,854,186

Total Investments (Total Return Trust)
(Cost $3,390,089,534) - 108.4%		$3,436,247,828
Other assets and liabilities, net - (8.4%)		(266,884,715)

TOTAL NET ASSETS - 100.0%		$3,169,363,113

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.6%
Consumer Discretionary - 13.0%
Auto Components - 0.5%
Allison Transmission Holdings, Inc.	4,234	$126,766
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	34,966
Autoliv, Inc.	2,279	228,698
BorgWarner, Inc.	5,428	333,659
Cooper Tire & Rubber Company	1,494	36,304
Dana Holding Corp.	3,498	81,398
Dorman Products, Inc. (I)	912	53,863
Drew Industries, Inc.	570	30,894
Exide Technologies (I)	2,107	485
Federal-Mogul Holdings Corp. (I)	3,688	69,002
Fox Factory Holding Corp. (I)	1,016	19,202
Fuel Systems Solutions, Inc. (I)	460	4,950
Gentex Corp.	3,389	106,855
Gentherm, Inc. (I)	952	33,053
Icahn Enterprises LP	2,666	273,878
Johnson Controls, Inc.	16,409	776,474
Lear Corp.	1,908	159,738
Modine Manufacturing Company (I)	1,300	19,045
Motorcar Parts of America, Inc. (I)	567	15,065
Shiloh Industries, Inc. (I)	550	9,757
Standard Motor Products, Inc.	572	20,460

276

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Stoneridge, Inc. (I)	901	$10,118
Strattec Security Corp.	197	14,229
Superior Industries International, Inc.	865	17,724
Tenneco, Inc. (I)	1,435	83,330
The Goodyear Tire & Rubber Company	5,874	153,488
Tower International, Inc. (I)	623	16,958
TRW Automotive Holdings Corp. (I)	2,797	228,291
UQM Technologies, Inc. (I)	2,453	6,476
Visteon Corp. (I)	1,239	109,577

		3,074,703
Automobiles - 0.7%
Ford Motor Company	94,519	1,474,496
General Motors Company	33,255	1,144,637
Harley-Davidson, Inc.	5,312	353,832
Tesla Motors, Inc. (I)(L)	2,940	612,843
Thor Industries, Inc.	1,235	75,409
Winnebago Industries, Inc. (I)	747	20,460

		3,681,677
Distributors - 0.1%
Core-Mark Holding Company, Inc.	296	21,490
Educational Development Corp.	1,013	3,677
Genuine Parts Company	3,663	318,132
LKQ Corp. (I)	7,110	187,349
Pool Corp.	1,169	71,683
VOXX International Corp. (I)	862	11,792
Weyco Group, Inc.	372	10,051

		624,174
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	453	15,891
Apollo Education Group, Inc. (I)	2,755	94,331
Ascent Capital Group, Inc., Class A (I)	363	27,425
Bridgepoint Education, Inc. (I)	1,121	16,692
Bright Horizons Family Solutions, Inc. (I)	1,463	57,218
Capella Education Company	323	20,397
Career Education Corp. (I)	1,814	13,532
Collectors Universe, Inc.	520	9,786
Corinthian Colleges, Inc. (I)	2,076	2,865
DeVry Education Group, Inc.	1,447	61,338
Education Management Corp. (I)(L)	3,020	14,707
Graham Holdings Co., Class B	172	121,045
Grand Canyon Education, Inc. (I)	1,133	52,911
H&R Block, Inc.	6,513	196,627
Hillenbrand, Inc.	1,580	51,081
Houghton Mifflin Harcourt Company (I)	3,348	68,065
ITT Educational Services, Inc. (I)(L)	608	17,437
K12, Inc. (I)	1,084	24,553
Learning Tree International, Inc. (I)	519	1,682
LifeLock, Inc. (I)	2,000	34,220
Lincoln Educational Services Corp.	678	2,556
Matthews International Corp., Class A	755	30,812
Regis Corp.	1,321	18,098
Service Corp. International	5,207	103,515
Sotheby’s	1,604	69,854
Steiner Leisure, Ltd. (I)	379	17,529
Strayer Education, Inc. (I)	266	12,350
Universal Technical Institute, Inc.	601	7,783
Weight Watchers International, Inc. (L)	1,290	26,497

		1,190,797
Hotels, Restaurants & Leisure - 2.3%
Ambassadors Group, Inc. (I)	714	2,827
ARAMARK Holdings Corp.	5,274	152,524

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Bally Technologies, Inc. (I)	954	$63,222
BJ’s Restaurants, Inc. (I)	673	22,014
Bloomin’ Brands, Inc. (I)	2,978	71,770
Bob Evans Farms, Inc.	638	31,919
Boyd Gaming Corp. (I)	2,796	36,907
Bravo Brio Restaurant Group, Inc. (I)	563	7,944
Brinker International, Inc.	1,629	85,441
Buffalo Wild Wings, Inc. (I)	478	71,174
Burger King Worldwide, Inc. (L)	8,261	219,330
Caesars Entertainment Corp. (I)(L)	3,301	62,752
Carnival Corp.	14,093	533,561
Carrols Restaurant Group, Inc. (I)	1,012	7,256
Cedar Fair LP	1,413	71,964
Chipotle Mexican Grill, Inc. (I)	735	417,517
Choice Hotels International, Inc.	1,424	65,504
Churchill Downs, Inc.	455	41,542
Chuy’s Holdings, Inc. (I)	526	22,692
Clubcorp Holdings, Inc.	1,666	31,487
Cracker Barrel Old Country Store, Inc.	600	58,344
Darden Restaurants, Inc.	3,087	156,696
Del Frisco’s Restaurant Group, Inc. (I)	746	20,813
Diamond Resorts International, Inc. (I)	1,862	31,561
DineEquity, Inc.	453	35,366
Domino’s Pizza, Inc.	1,357	104,448
Dover Downs Gaming
& Entertainment, Inc. (I)	2,511	3,867
Dunkin’ Brands Group, Inc.	2,520	126,454
Einstein Noah Restaurant Group, Inc.	822	13,530
Extended Stay America, Inc.	4,390	99,960
Famous Dave’s of America, Inc. (I)	354	8,666
Fiesta Restaurant Group, Inc. (I)	623	28,403
Hilton Worldwide Holdings, Inc. (I)	23,481	522,217
Hyatt Hotels Corp., Class A (I)	3,677	197,859
Ignite Restaurant Group, Inc. (I)(L)	1,066	14,999
International Game Technology	6,105	85,836
International Speedway Corp., Class A	1,141	38,783
Interval Leisure Group, Inc.	1,455	38,034
Isle of Capri Casinos, Inc. (I)	996	7,639
Jack in the Box, Inc. (I)	1,138	67,074
Jamba, Inc. (I)	541	6,489
Krispy Kreme Doughnuts, Inc. (I)	1,678	29,751
Las Vegas Sands Corp.	19,655	1,587,731
Life Time Fitness, Inc. (I)(L)	1,011	48,629
Luby’s, Inc. (I)	958	5,901
Marriott International, Inc., Class A	7,170	401,663
Marriott Vacations Worldwide Corp. (I)	845	47,244
McDonald’s Corp.	23,770	2,330,173
MGM Resorts International (I)	11,748	303,803
Morgans Hotel Group Company (I)	1,054	8,474
MTR Gaming Group, Inc. (I)	755	3,873
Multimedia Games Holding Company, Inc. (I)	748	21,722
Nathan’s Famous, Inc. (I)	239	11,709
Noodles & Company (I)(L)	785	30,984
Norwegian Cruise Line Holdings, Ltd. (I)	4,863	156,929
Panera Bread Company, Class A (I)	709	125,117
Papa John’s International, Inc.	1,112	57,946
Penn National Gaming, Inc. (I)	1,750	21,560
Pinnacle Entertainment, Inc. (I)	1,364	32,327
Popeyes Louisiana Kitchen, Inc. (I)	656	26,660
Potbelly Corp. (I)	678	12,116
Red Robin Gourmet Burgers, Inc. (I)	383	27,453
Rick’s Cabaret International, Inc. (I)	508	5,725
Royal Caribbean Cruises, Ltd.	5,278	287,968

277

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Ruby Tuesday, Inc. (I)	1,530	$8,583
Ruth’s Hospitality Group, Inc.	1,218	14,726
Scientific Games Corp., Class A (I)	2,110	28,970
SeaWorld Entertainment, Inc.	2,292	69,287
Six Flags Entertainment Corp.	2,270	91,141
Sonic Corp. (I)	1,141	26,003
Speedway Motorsports, Inc.	1,275	23,881
Starbucks Corp.	17,995	1,320,473
Starwood Hotels & Resorts Worldwide, Inc.	4,638	369,185
Texas Roadhouse, Inc.	1,780	46,422
The Cheesecake Factory, Inc.	1,368	65,158
The Marcus Corp.	1,040	17,368
The Wendy’s Company	9,313	84,935
Town Sports International Holdings, Inc.	871	7,395
Vail Resorts, Inc.	847	59,036
Wyndham Worldwide Corp.	3,165	231,773
Wynn Resorts, Ltd.	2,431	540,047
Yum! Brands, Inc.	10,624	800,943

		13,077,169
Household Durables - 0.5%
Beazer Homes USA, Inc. (I)(L)	590	11,847
Blyth, Inc. (L)	424	4,550
Cavco Industries, Inc. (I)	228	17,887
CSS Industries, Inc.	310	8,370
D.R. Horton, Inc.	7,767	168,156
Ethan Allen Interiors, Inc. (L)	771	19,622
Furniture Brands International, Inc. (I)	263	23
Harman International Industries, Inc.	1,598	170,027
Helen of Troy, Ltd. (I)	851	58,915
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	15,212
iRobot Corp. (I)(L)	671	27,545
Jarden Corp. (I)	3,017	180,507
KB Home (L)	2,395	40,691
Kid Brands, Inc. (I)	1,087	380
La-Z-Boy, Inc.	1,265	34,282
Leggett & Platt, Inc.	3,381	110,356
Lennar Corp., Class A	4,628	183,361
Libbey, Inc. (I)	573	14,898
M/I Homes, Inc. (I)	794	17,801
MDC Holdings, Inc.	1,172	33,144
Meritage Homes Corp. (I)	836	35,012
Mohawk Industries, Inc. (I)	1,719	233,750
NACCO Industries, Inc., Class A	208	11,276
Newell Rubbermaid, Inc.	6,880	205,712
NVR, Inc. (I)	111	127,317
PulteGroup, Inc.	9,330	179,043
Skullcandy, Inc. (I)	724	6,646
Standard Pacific Corp. (I)	6,946	57,721
Taylor Morrison Home Corp., Class A (I)	3,050	71,675
Tempur Sealy International, Inc. (I)	1,438	72,863
The Ryland Group, Inc.	1,096	43,763
Toll Brothers, Inc. (I)	4,194	150,565
TRI Pointe Homes, Inc. (I)(L)	986	16,003
Tupperware Brands Corp.	1,244	104,197
Universal Electronics, Inc. (I)	417	16,009
Whirlpool Corp.	1,879	280,835
William Lyon Homes, Class A (I)	882	24,352

		2,754,313
Internet & Catalog Retail - 1.3%
1-800-Flowers.com, Inc., Class A (I)	2,046	11,519
Amazon.com, Inc. (I)	10,978	3,694,317
Blue Nile, Inc. (I)	298	10,370

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
CafePress, Inc. (I)	462	$2,804
Expedia, Inc.	3,163	229,318
Gaiam, Inc., Class A (I)	955	6,924
Groupon, Inc. (I)(L)	16,033	125,699
HomeAway, Inc. (I)	2,080	78,354
HSN, Inc.	1,254	74,901
Liberty Interactive Corp., Series A (I)	13,494	389,572
Liberty Ventures, Series A (I)	774	100,875
Netflix, Inc. (I)	1,419	499,531
Nutrisystem, Inc.	805	12,131
Orbitz Worldwide, Inc. (I)	2,566	20,117
Overstock.com, Inc. (I)(L)	704	13,869
RetailMeNot, Inc. (I)	1,273	40,736
Shutterfly, Inc. (I)	874	37,302
The Priceline Group, Inc. (I)	1,234	1,470,792
TripAdvisor, Inc. (I)	3,127	283,275
US Auto Parts Network, Inc. (I)	1,067	3,265
ValueVision Media, Inc., Class A (I)	1,151	5,594
Vitacost.com, Inc. (I)	888	6,296
zulily, Inc., Class A (I)(L)	2,964	148,763

		7,266,324
Leisure Products - 0.2%
Arctic Cat, Inc.	418	19,976
Black Diamond, Inc. (I)	814	9,955
Brunswick Corp.	2,230	100,997
Callaway Golf Company	2,390	24,426
Hasbro, Inc.	3,067	170,587
LeapFrog Enterprises, Inc. (I)(L)	1,585	11,888
Marine Products Corp.	1,228	9,235
Mattel, Inc.	8,154	327,057
Nautilus, Inc. (I)	985	9,486
Polaris Industries, Inc.	1,640	229,124
Smith & Wesson Holding Corp. (I)(L)	1,795	26,243
Sturm Ruger & Company, Inc. (L)	479	28,644

		967,618
Media - 3.6%
AH Belo Corp., Class A	745	8,627
AMC Entertainment
Holdings, Inc., Class A (I)	2,380	57,715
AMC Networks, Inc., Class A (I)	1,778	129,954
Ballantyne Strong, Inc. (I)	629	2,950
Cablevision Systems Corp., Class A (L)	6,588	111,140
Carmike Cinemas, Inc. (I)	672	20,066
CBS Corp., Class B	14,417	890,971
Charter Communications, Inc., Class A (I)	2,469	304,181
Cinemark Holdings, Inc.	2,760	80,068
Clear Channel Outdoor Holdings, Inc., Class A	8,558	77,963
Comcast Corp., Class A	62,395	3,120,998
Crown Media Holdings, Inc., Class A (I)	6,814	26,166
Cumulus Media, Inc., Class A (I)	4,591	31,724
DIRECTV (I)	12,665	967,859
Discovery Communications, Inc., Class A (I)	5,789	478,750
DISH Network Corp., Class A (I)	10,904	678,338
DreamWorks Animation
SKG, Inc., Class A (I)	2,049	54,401
Entercom Communications Corp., Class A (I)	1,104	11,117
Entravision Communications Corp., Class A	1,922	12,877
Gannett Company, Inc.	5,540	152,904
Gray Television, Inc. (I)	1,733	17,971
Harte-Hanks, Inc.	2,038	18,016
Hemisphere Media Group Inc (I)	1,373	17,286
John Wiley & Sons, Inc., Class A	1,356	78,160

278

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Journal Communications, Inc., Class A (I)	1,356	$12,014
Lamar Advertising Company, Class A (I)	2,209	112,637
Liberty Global PLC, Class A (I)	9,361	389,418
Liberty Global PLC, Series C (I)	9,361	381,086
Liberty Media Corp., Series A (I)	2,628	343,558
Lions Gate Entertainment Corp.	3,487	93,208
Live Nation Entertainment, Inc. (I)	4,633	100,768
Loral Space & Communications, Inc. (I)	552	39,043
Media General, Inc. (I)(L)	2,000	36,740
Meredith Corp.	1,111	51,584
Morningstar, Inc.	1,144	90,399
National CineMedia, Inc.	1,475	22,125
New Media Investment Group, Inc. (I)	588	8,832
News Corp., Class A (I)	13,885	239,100
Nexstar Broadcasting Group, Inc., Class A	731	27,427
Ntn Buzztime, Inc. (I)	6,691	4,349
Omnicom Group, Inc.	6,175	448,305
ReachLocal, Inc. (I)	903	8,895
Regal Entertainment Group, Class A (L)	3,768	70,386
Rentrak Corp. (I)	316	19,048
Saga Communications, Inc., Class A	236	11,727
Scholastic Corp.	891	30,722
Scripps Networks Interactive, Inc., Class A	3,449	261,814
SFX Entertainment, Inc. (I)	1,933	13,628
Sinclair Broadcast Group, Inc., Class A (L)	2,413	65,368
Sirius XM Holdings, Inc. (I)	148,791	476,131
Sizmek, Inc. (I)	594	6,314
Starz, Class A (I)	2,742	88,512
The EW Scripps Company, Class A (I)	1,602	28,387
The Interpublic Group of Companies, Inc.	9,986	171,160
The Madison Square Garden, Inc., Class A (I)	1,857	105,440
The McClatchy Company, Class A (I)(L)	2,673	17,161
The New York Times Company, Class A	3,548	60,742
The Walt Disney Company	42,177	3,377,112
Thomson Reuters Corp.	19,581	669,670
Time Warner Cable, Inc.	6,801	932,961
Time Warner, Inc.	21,847	1,427,265
Twenty-First Century Fox, Inc., Class A	54,936	1,756,304
Value Line, Inc.	890	13,314
Viacom, Inc., Class B	10,666	906,503
World Wrestling
Entertainment, Inc., Class A (L)	1,906	55,045

		20,324,404
Multiline Retail - 0.6%
Big Lots, Inc. (I)	1,333	50,481
Burlington Stores, Inc. (I)	1,886	55,675
Dillard’s, Inc., Class A	1,068	98,683
Dollar General Corp. (I)	7,694	426,863
Dollar Tree, Inc. (I)	5,307	276,919
Family Dollar Stores, Inc.	2,697	156,453
Gordmans Stores, Inc.	629	3,434
J.C. Penney Company, Inc. (I)(L)	7,487	64,538
Kohl’s Corp.	5,117	290,646
Macy’s, Inc.	8,913	528,452
Nordstrom, Inc.	4,601	287,332
Sears Canada, Inc.	1,086	16,127
Sears Holdings Corp. (I)(L)	2,576	123,030
Target Corp.	15,075	912,188
The Bon-Ton Stores, Inc.	475	5,216
Tuesday Morning Corp. (I)	867	12,268

		3,308,305

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 2.2%
Aaron’s, Inc.	1,760	$53,222
Abercrombie & Fitch Company, Class A	1,885	72,573
Advance Auto Parts, Inc.	1,706	215,809
Aeropostale, Inc. (I)	1,988	9,980
America’s Car-Mart, Inc. (I)	311	11,420
American Eagle Outfitters, Inc.	4,630	56,671
ANN, Inc. (I)	1,174	48,698
Asbury Automotive Group, Inc. (I)	788	43,584
Ascena Retail Group, Inc. (I)	3,897	67,340
AutoNation, Inc. (I)	2,887	153,675
AutoZone, Inc. (I)	845	453,850
Barnes & Noble, Inc. (I)(L)	1,472	30,765
bebe stores, Inc.	2,882	17,638
Bed Bath & Beyond, Inc. (I)	5,139	353,563
Best Buy Company, Inc.	8,097	213,842
Big 5 Sporting Goods Corp.	708	11,363
Brown Shoe Company, Inc.	1,051	27,894
Build-A-Bear Workshop, Inc. (I)	637	6,134
Cabela’s, Inc. (I)	1,645	107,764
CarMax, Inc. (I)	5,331	249,491
Chico’s FAS, Inc.	3,855	61,796
Christopher & Banks Corp. (I)	1,641	10,847
Citi Trends, Inc. (I)	426	6,940
Coldwater Creek, Inc. (I)	728	116
Conn’s, Inc. (I)(L)	865	33,605
Dick’s Sporting Goods, Inc.	2,969	162,137
DSW, Inc., Class A	2,180	78,175
Express, Inc. (I)	2,124	33,729
Five Below, Inc. (I)(L)	1,344	57,093
Foot Locker, Inc.	3,637	170,866
Francesca’s Holdings Corp. (I)(L)	1,068	19,374
GameStop Corp., Class A (L)	2,835	116,519
Genesco, Inc. (I)	586	43,698
GNC Holdings, Inc., Class A	2,254	99,221
Group 1 Automotive, Inc.	591	38,805
Guess?, Inc.	2,072	57,187
Haverty Furniture Companies, Inc.	645	19,157
hhgregg, Inc. (I)(L)	733	7,044
Hibbett Sports, Inc. (I)(L)	640	33,843
Jos A. Bank Clothiers, Inc. (I)(L)	653	41,988
Kirkland’s, Inc. (I)	488	9,023
L Brands, Inc.	6,889	391,089
Lithia Motors, Inc., Class A	616	40,939
Lowe’s Companies, Inc.	25,090	1,226,901
Lumber Liquidators Holdings, Inc. (I)	689	64,628
MarineMax, Inc. (I)	667	10,132
Mattress Firm Holding Corp. (I)(L)	808	38,647
Monro Muffler Brake, Inc.	719	40,897
Murphy USA, Inc. (I)	1,119	45,420
New York & Company, Inc. (I)	1,751	7,687
O’Reilly Automotive, Inc. (I)	2,553	378,840
Office Depot, Inc. (I)	13,244	54,698
OSH 1 Liquidating Corp. (I)	114	22
Outerwall, Inc. (I)(L)	657	47,633
Pacific Sunwear of California, Inc. (I)	2,141	6,359
Penske Automotive Group, Inc.	2,187	93,516
PetSmart, Inc. (L)	2,486	171,261
Pier 1 Imports, Inc.	2,566	48,446
RadioShack Corp. (I)(L)	2,580	5,470
Rent-A-Center, Inc.	1,268	33,729
Restoration Hardware Holdings, Inc. (I)	923	67,924
Ross Stores, Inc.	5,219	373,419
Sally Beauty Holdings, Inc. (I)	3,922	107,463

279

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Sears Hometown and Outlet Stores, Inc. (I)	553	$13,078
Select Comfort Corp. (I)	1,360	24,589
Shoe Carnival, Inc.	708	16,312
Signet Jewelers, Ltd.	1,867	197,641
Sonic Automotive, Inc., Class A	1,330	29,898
Stage Stores, Inc.	827	20,220
Staples, Inc.	15,494	175,702
Stein Mart, Inc.	1,168	16,364
Systemax, Inc. (I)	1,275	19,010
The Buckle, Inc. (L)	1,131	51,800
The Cato Corp., Class A	724	19,577
The Children’s Place Retail Stores, Inc.	580	28,890
The Container Store Group, Inc. (I)(L)	1,158	39,314
The Finish Line, Inc., Class A	1,184	32,075
The Gap, Inc.	10,819	433,409
The Home Depot, Inc.	33,968	2,687,888
The Men’s Wearhouse, Inc.	1,225	60,001
The Pep Boys - Manny, Moe & Jack (I)	1,341	17,058
The TJX Companies, Inc.	16,984	1,030,080
The Wet Seal, Inc., Class A (I)	2,075	2,739
Tiffany & Company	3,043	262,154
Tile Shop Holdings, Inc. (I)	1,280	19,776
Tilly’s, Inc., Class A (I)	677	7,921
Tractor Supply Company	3,256	229,971
TravelCenters of America, LLC (I)	761	6,202
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,522	148,365
Urban Outfitters, Inc. (I)	3,558	129,760
Vitamin Shoppe, Inc. (I)	703	33,407
West Marine, Inc. (I)	659	7,493
Williams-Sonoma, Inc.	2,357	157,070
Zale Corp. (I)	772	16,143
Zumiez, Inc. (I)	769	18,641

		12,514,107
Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	1,370	106,381
Charles & Colvard, Ltd. (I)	983	2,811
Coach, Inc.	6,724	333,914
Columbia Sportswear Company	791	65,376
Crocs, Inc. (I)	2,044	31,886
Culp, Inc.	414	8,172
Deckers Outdoor Corp. (I)(L)	863	68,807
Fossil Group, Inc. (I)	1,346	156,957
G-III Apparel Group, Ltd. (I)	510	36,506
Hanesbrands, Inc.	2,352	179,881
Iconix Brand Group, Inc. (I)	1,282	50,344
Kate Spade & Company (I)	2,991	110,936
Movado Group, Inc.	660	30,063
NIKE, Inc., Class B	21,342	1,576,320
Oxford Industries, Inc.	405	31,671
Perry Ellis International, Inc. (I)	451	6,197
PVH Corp.	1,924	240,057
Quiksilver, Inc. (I)	4,192	31,482
Ralph Lauren Corp.	2,143	344,873
RG Barry Corp.	417	7,873
Rocky Brands, Inc.	382	5,497
Skechers U.S.A., Inc., Class A (I)	1,206	44,067
Steven Madden, Ltd. (I)	1,684	60,590
The Jones Group, Inc.	1,753	26,242
Tumi Holdings, Inc. (I)	1,612	36,480
Under Armour, Inc., Class A (I)	2,518	288,664
Vera Bradley, Inc. (I)(L)	970	26,180
VF Corp.	10,534	651,844
Vince Holding Corp. (I)	896	23,619

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. (L)	2,360	$67,378

		4,651,068

		73,434,659
Consumer Staples - 8.6%
Beverages - 1.7%
Beam, Inc.	3,840	319,872
Brown-Forman Corp., Class B	5,110	458,316
Coca-Cola Bottling Company Consolidated	249	21,160
Coca-Cola Enterprises, Inc.	6,333	302,464
Constellation Brands, Inc., Class A (I)	4,502	382,535
Craft Brew Alliance, Inc. (I)	889	13,575
Dr. Pepper Snapple Group, Inc.	4,825	262,770
MGP Ingredients, Inc.	667	4,502
Molson Coors Brewing Company, Class B	3,871	227,847
Monster Beverage Corp. (I)	3,988	276,967
National Beverage Corp. (I)	1,122	21,890
PepsiCo, Inc.	36,778	3,070,963
Primo Water Corp. (I)	1,119	4,353
The Boston Beer
Company, Inc., Class A (I)(L)	305	74,643
The Coca-Cola Company	105,928	4,095,176

		9,537,033
Food & Staples Retailing - 2.4%
Casey’s General Stores, Inc.	899	60,763
Costco Wholesale Corp.	10,511	1,173,868
CVS Caremark Corp.	28,644	2,144,290
Fairway Group Holdings Corp. (I)(L)	1,029	7,862
Ingles Markets, Inc., Class A	885	21,081
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	638	27,855
Pricesmart, Inc.	723	72,972
Rite Aid Corp. (I)	21,573	135,263
Roundy’s, Inc.	1,700	11,696
Safeway, Inc.	5,927	218,943
Spartan Stores, Inc.	915	21,237
Sprouts Farmers Market, Inc. (I)	3,470	125,024
SUPERVALU, Inc. (I)(L)	6,097	41,703
Susser Holdings Corp. (I)(L)	522	32,609
Sysco Corp.	14,065	508,168
The Andersons, Inc.	712	42,179
The Chefs’ Warehouse, Inc. (I)	749	16,029
The Fresh Market, Inc. (I)	1,153	38,741
The Kroger Company	12,272	535,673
The Pantry, Inc. (I)	626	9,603
United Natural Foods, Inc. (I)	1,228	87,090
Village Super Market, Inc., Class A	492	12,989
Wal-Mart Stores, Inc.	77,744	5,941,974
Walgreen Company	22,733	1,501,060
Weis Markets, Inc.	672	33,096
Whole Foods Market, Inc.	8,894	451,015

		13,272,783
Food Products - 1.7%
Alico, Inc.	249	9,387
Annie’s, Inc. (I)(L)	479	19,251
Archer-Daniels-Midland Company	15,778	684,607
B&G Foods, Inc.	1,268	38,179
Boulder Brands, Inc. (I)	1,484	26,148
Bunge, Ltd.	3,462	275,264
Cal-Maine Foods, Inc.	631	39,614
Campbell Soup Company	7,460	334,805
Chiquita Brands International, Inc. (I)	1,173	14,604

280

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
ConAgra Foods, Inc.	9,989	$309,959
Darling International, Inc. (I)	3,756	75,195
DE Master Blenders 1753 NV	13,981	240,761
Dean Foods Company	2,386	36,888
Diamond Foods, Inc. (I)	559	19,526
Farmer Brothers Company (I)	451	8,885
Flowers Foods, Inc.	4,909	105,298
Fresh Del Monte Produce, Inc.	1,412	38,929
General Mills, Inc.	15,190	787,146
Hillshire Brands Company	2,952	109,992
Hormel Foods Corp.	6,255	308,184
Ingredion, Inc.	1,762	119,957
J&J Snack Foods Corp.	475	45,586
John B. Sanfilippo & Son, Inc.	540	12,431
Kellogg Company	8,666	543,445
Keurig Green Mountain, Inc.	3,547	374,528
Kraft Foods Group, Inc.	14,126	792,469
Lancaster Colony Corp.	662	65,816
Lifeway Foods, Inc. (L)	675	9,923
Limoneira Company	516	11,703
McCormick & Company, Inc.	3,098	222,251
Mead Johnson Nutrition Company	4,808	399,737
Mondelez International, Inc., Class A	42,362	1,463,607
Omega Protein Corp. (I)	623	7,520
Pilgrim’s Pride Corp. (I)	6,123	128,093
Pinnacle Foods, Inc.	2,625	78,383
Post Holdings, Inc. (I)	755	41,616
Rocky Mountain Chocolate Factory, Inc.	577	6,774
Sanderson Farms, Inc.	556	43,640
Seaboard Corp. (I)	28	73,401
Snyder’s-Lance, Inc.	1,674	47,190
The Hain Celestial Group, Inc. (I)	1,144	104,642
The Hershey Company	5,329	556,348
The J.M. Smucker Company	2,511	244,170
The WhiteWave Foods Company, Class A (I)	4,945	141,130
Tootsie Roll Industries, Inc.	1,583	47,395
TreeHouse Foods, Inc. (I)	857	61,695
Tyson Foods, Inc., Class A	8,331	366,647

		9,492,719
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	1,353	11,189
Church & Dwight Company, Inc.	3,258	225,030
Colgate-Palmolive Company	22,143	1,436,416
Energizer Holdings, Inc.	1,475	148,592
Harbinger Group, Inc. (I)	3,397	41,545
Kimberly-Clark Corp.	9,114	1,004,819
Oil-Dri Corp. of America	272	9,395
Orchids Paper Products Company	291	8,905
The Clorox Company	3,075	270,631
The Procter & Gamble Company	65,169	5,252,621
WD-40 Company	367	28,468

		8,437,611
Personal Products - 0.2%
Avon Products, Inc.	10,413	152,446
Coty, Inc., Class A	9,109	136,453
Elizabeth Arden, Inc. (I)	729	21,513
Herbalife, Ltd. (L)	2,412	138,135
Inter Parfums, Inc.	827	29,946
Mannatech, Inc. (I)	243	4,206
Medifast, Inc. (I)	495	14,400
Nature’s Sunshine Products, Inc.	565	7,786
Nu Skin Enterprises, Inc., Class A	1,393	115,410

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Revlon, Inc., Class A (I)	1,331	$34,007
Star Scientific, Inc. (I)	4,147	3,254
Synutra International, Inc. (I)	1,786	11,948
The Estee Lauder Companies, Inc., Class A	9,258	619,175
The Female Health Company	941	7,302
USANA Health Sciences, Inc. (I)(L)	326	24,561

		1,320,542
Tobacco - 1.1%
Altria Group, Inc.	47,883	1,792,261
Lorillard, Inc.	8,882	480,339
Philip Morris International, Inc.	38,410	3,144,627
Reynolds American, Inc.	12,997	694,300
Universal Corp. (L)	512	28,616
Vector Group, Ltd. (L)	2,385	51,373

		6,191,516

		48,252,204
Energy - 10.4%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (I)	1,533	77,248
Baker Hughes, Inc.	10,592	688,692
Basic Energy Services, Inc. (I)	1,040	28,506
Bristow Group, Inc.	854	64,494
C&J Energy Services, Inc. (I)(L)	1,221	35,604
Cameron International Corp. (I)	5,850	361,355
CARBO Ceramics, Inc. (L)	550	75,895
Dawson Geophysical Company	235	6,582
Diamond Offshore Drilling, Inc. (L)	3,274	159,640
Dresser-Rand Group, Inc. (I)	1,769	103,327
Dril-Quip, Inc. (I)	985	110,419
Era Group, Inc. (I)	481	14,098
Exterran Holdings, Inc.	1,574	69,067
Exterran Partners LP	1,288	36,708
FMC Technologies, Inc. (I)	5,664	296,171
Forum Energy Technologies, Inc. (I)	2,178	67,474
Geospace Technologies Corp. (I)	318	21,042
Global Geophysical Services, Inc. (I)	769	92
Gulf Island Fabrication, Inc.	473	10,222
Gulfmark Offshore, Inc., Class A	652	29,301
Halliburton Company	20,454	1,204,536
Helix Energy Solutions Group, Inc. (I)	2,492	57,266
Helmerich & Payne, Inc.	2,554	274,708
Hercules Offshore, Inc. (I)	4,030	18,498
Hornbeck Offshore Services, Inc. (I)	906	37,880
ION Geophysical Corp. (I)	3,857	16,238
Key Energy Services, Inc. (I)	3,596	33,227
Matrix Service Company (I)	756	25,538
McDermott International, Inc. (I)(L)	5,524	43,198
Mitcham Industries, Inc. (I)	331	4,614
Nabors Industries, Ltd.	6,944	171,170
National Oilwell Varco, Inc.	10,201	794,352
Natural Gas Services Group, Inc. (I)	382	11,513
Newpark Resources, Inc. (I)	2,364	27,068
Nuverra Environmental Solutions, Inc. (I)(L)	513	10,409
Oceaneering International, Inc.	2,591	186,189
Oil States International, Inc. (I)	1,333	131,434
Parker Drilling Company (I)	3,008	21,327
Patterson-UTI Energy, Inc.	3,410	108,029
PHI, Inc. (I)	416	18,404
Pioneer Energy Services Corp. (I)	1,558	20,176
RigNet, Inc. (I)	493	26,538
Rowan Companies PLC, Class A (I)	2,839	95,618

281

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
RPC, Inc.	5,171	$105,592
Schlumberger, Ltd.	31,545	3,075,638
SEACOR Holdings, Inc. (I)	481	41,568
Superior Energy Services, Inc.	3,906	120,149
Tesco Corp. (I)	1,032	19,092
TETRA Technologies, Inc. (I)	2,105	26,944
Tidewater, Inc.	1,167	56,740
Unit Corp. (I)	1,166	76,233
USA Compression Partners LP	682	17,896
Vantage Drilling Company (I)	6,701	11,459
Willbros Group, Inc. (I)	1,365	17,226

		9,162,404
Oil, Gas & Consumable Fuels - 8.8%
Abraxas Petroleum Corp. (I)	2,156	8,538
Alliance Holdings GP LP	1,431	88,894
Alliance Resource Partners LP	908	76,399
Alon USA Energy, Inc. (L)	1,778	26,563
Alon USA Partners LP	1,451	24,174
Alpha Natural Resources, Inc. (I)(L)	5,125	21,781
American Midstream Partners LP	539	13,739
Amyris, Inc. (I)	2,249	8,389
Anadarko Petroleum Corp.	12,026	1,019,324
Antero Resources Corp. (I)(L)	6,276	392,878
Apache Corp.	9,521	789,767
Apco Oil and Gas International, Inc. (I)	707	10,216
Approach Resources, Inc. (I)(L)	931	19,467
Arch Coal, Inc. (L)	5,005	24,124
Athlon Energy, Inc. (I)	2,049	72,637
Atlas Energy LP	1,261	54,273
Atlas Pipeline Partners LP	1,749	56,160
Bill Barrett Corp. (I)(L)	1,147	29,363
Blueknight Energy Partners LP	1,795	15,993
Boardwalk Pipeline Partners LP	5,799	77,765
Bonanza Creek Energy, Inc. (I)	949	42,136
BP Prudhoe Bay Royalty Trust (L)	563	47,540
BPZ Resources, Inc. (I)	3,316	10,545
BreitBurn Energy Partners LP	2,729	54,498
Buckeye Partners LP	2,517	188,901
Cabot Oil & Gas Corp.	10,038	340,087
Callon Petroleum Company (I)	905	7,575
Calumet Specialty Products Partners LP	1,718	44,393
Carrizo Oil & Gas, Inc. (I)	1,120	59,875
Ceres, Inc. (I)	621	545
Cheniere Energy Partners LP	8,080	242,400
Cheniere Energy, Inc. (I)	5,686	314,720
Chesapeake Energy Corp.	15,990	409,664
Chevron Corp.	46,076	5,478,897
Cimarex Energy Company	2,076	247,272
Clayton Williams Energy, Inc. (I)	345	38,988
Clean Energy Fuels Corp. (I)(L)	2,565	22,931
Cloud Peak Energy, Inc. (I)	1,465	30,970
Cobalt International Energy, Inc. (I)	9,972	182,687
Comstock Resources, Inc.	1,203	27,489
Concho Resources, Inc. (I)	2,499	306,128
ConocoPhillips	29,312	2,062,099
CONSOL Energy, Inc.	5,391	215,370
Contango Oil & Gas Company (I)	413	19,717
Continental Resources, Inc. (I)(L)	4,464	554,741
Crestwood Equity Partners LP	4,062	56,218
Crestwood Midstream Partners LP	3,987	89,867
CVR Refining LP	3,587	83,505
DCP Midstream Partners LP	2,088	104,609
Delek Logistics Partners LP	482	16,051

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Delek US Holdings, Inc.	1,438	$41,760
Denbury Resources, Inc.	8,963	146,993
Devon Energy Corp.	9,713	650,091
DHT Holdings, Inc.	104	809
Diamondback Energy, Inc. (I)	1,126	75,791
Dorchester Minerals LP	858	22,480
Eagle Rock Energy Partners LP	3,560	18,726
El Paso Pipeline Partners LP	5,240	159,244
Emerald Oil, Inc. (I)(L)	1,745	11,726
Emerge Energy Services LP	626	38,950
Enbridge Energy Management LLC (I)(L)	1,649	45,694
Enbridge Energy Partners LP	6,044	165,666
Endeavour International Corp. (I)	1,197	3,890
Energen Corp.	1,687	136,326
Energy Transfer Equity LP	13,488	630,564
Energy Transfer Partners LP	8,825	474,697
Energy XXI Bermuda, Ltd.	1,807	42,591
Enlink Midstream LLC	1,219	41,373
Enlink Midstream Partners LP	2,132	64,855
Enterprise Products Partners LP	21,173	1,468,559
EOG Resources, Inc.	6,517	1,278,440
EPL Oil & Gas, Inc. (I)	1,024	39,526
EQT Corp.	3,581	347,250
EQT Midstream Partners LP	701	49,301
EV Energy Partner LP	1,224	40,992
Evolution Petroleum Corp.	1,206	15,352
EXCO Resources, Inc. (L)	6,714	37,598
Exxon Mobil Corp.	104,736	10,230,612
Forest Oil Corp. (I)	2,769	5,289
FX Energy, Inc. (I)	1,516	5,063
Gastar Exploration, Inc. (I)	1,854	10,141
Genesis Energy LP	2,112	114,470
Gevo, Inc. (I)	551	645
Global Partners LP	689	25,190
Goodrich Petroleum Corp. (I)(L)	1,175	18,589
Green Plains Renewable Energy, Inc.	797	23,878
Gulf Coast Ultra Deep Royalty Trust (I)	4,194	12,792
Gulfport Energy Corp. (I)	2,005	142,716
Halcon Resources Corp. (I)(L)	10,236	44,322
Harvest Natural Resources, Inc. (I)	980	3,685
Hess Corp.	8,082	669,836
Holly Energy Partners LP	1,400	46,438
HollyFrontier Corp.	4,785	227,670
Houston American Energy Corp. (I)	690	380
Hugoton Royalty Trust	1,047	8,449
Hyperdynamics Corp. (I)	479	833
Isramco, Inc. (I)	58	7,686
James River Coal Company (I)(L)	776	582
Jones Energy, Inc., Class A (I)	1,547	23,422
Kinder Morgan Energy Partners LP	7,187	531,479
Kinder Morgan Management LLC (I)	2,849	204,188
Kinder Morgan, Inc.	24,781	805,135
KiOR, Inc., Class A (I)(L)	2,519	1,443
Kodiak Oil & Gas Corp. (I)	6,366	77,283
Laredo Petroleum Holdings, Inc. (I)	3,465	89,605
Legacy Reserves LP	1,481	36,788
Linn Energy LLC	7,709	218,319
LinnCo LLC	3,131	84,694
Magellan Midstream Partners LP	5,376	374,922
Magnum Hunter Resources Corp. (I)(L)	4,207	35,760
Marathon Oil Corp.	16,760	595,315
Marathon Petroleum Corp.	7,252	631,214
MarkWest Energy Partners LP	3,423	223,590

282

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Martin Midstream Partners LP	644	$27,724
Matador Resources Company (I)	1,588	38,890
Memorial Production Partners LP	1,307	29,447
Mid-Con Energy Partners LP	454	9,820
Midcoast Energy Partners LP	1,319	27,237
Midstates Petroleum Company, Inc. (I)	1,497	8,024
Miller Energy Resources, Inc. (I)	1,008	5,927
MPLX LP (L)	1,855	90,876
Murphy Oil Corp.	4,394	276,207
Natural Resource Partners LP	2,561	40,771
Newfield Exploration Company (I)	3,225	101,136
Niska Gas Storage Partners LLC	938	13,620
Noble Energy, Inc.	8,595	610,589
Northern Oil and Gas, Inc. (I)(L)	1,562	22,836
Northern Tier Energy LP	2,283	58,719
NuStar Energy LP	1,800	98,910
NuStar GP Holdings LLC	1,048	35,674
Oasis Petroleum, Inc. (I)	2,408	100,486
Occidental Petroleum Corp.	19,261	1,835,381
Oiltanking Partners LP	1,032	79,578
ONEOK Partners LP	5,462	292,490
ONEOK, Inc.	4,916	291,273
Oxford Resource Partners LP (I)	353	473
Pacific Ethanol, Inc. (I)	234	3,641
Panhandle Oil and Gas, Inc., Class A	319	13,912
PBF Energy, Inc., Class A	1,270	32,766
PDC Energy, Inc. (I)	875	54,478
Peabody Energy Corp.	6,575	107,436
Penn Virginia Corp. (I)(L)	1,811	31,674
Petroquest Energy, Inc. (I)	1,669	9,513
Phillips 66	14,525	1,119,297
Phillips 66 Partners LP	793	38,516
Pioneer Natural Resources Company	3,518	658,359
Plains All American Pipeline LP	8,364	461,024
Plains GP Holdings LP, Class A	14,548	407,053
QEP Midstream Partners LP	1,424	33,293
QEP Resources, Inc.	4,227	124,443
Quicksilver Resources, Inc. (I)(L)	4,280	11,256
Range Resources Corp.	3,878	321,758
Regency Energy Partners LP	7,416	201,875
Rentech, Inc. (I)	5,518	10,484
Resolute Energy Corp. (I)(L)	2,211	15,919
Rex Energy Corp. (I)	1,246	23,313
Rhino Resource Partners LP	453	6,193
Rose Rock Midstream LP	710	29,458
Rosetta Resources, Inc. (I)	1,418	66,050
Sanchez Energy Corp. (I)(L)	1,164	34,489
SandRidge Energy, Inc. (I)(L)	12,337	75,749
SandRidge Mississippian Trust	505	3,782
SemGroup Corp., Class A	1,031	67,716
Ship Finance International, Ltd. (L)	2,094	37,629
SM Energy Company	1,585	112,995
Solazyme, Inc. (I)(L)	1,538	17,856
Southcross Energy Partners LP	382	6,475
Southwestern Energy Company (I)	8,377	385,426
Spectra Energy Corp.	15,904	587,494
Spectra Energy Partners LP	6,722	329,042
Stone Energy Corp. (I)	1,292	54,225
Summit Midstream Partners LP	759	32,660
Sunoco Logistics Partners LP	2,457	223,292
Susser Petroleum Partners LP	451	15,853
Swift Energy Company (I)(L)	1,049	11,287
Synergy Resources Corp. (I)	2,178	23,414

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Syntroleum Corp. (I)	371	$1,458
Tallgrass Energy Partners LP	775	28,218
Targa Resources Corp.	1,000	99,260
Targa Resources Partners LP	2,599	146,220
TC PipeLines LP	1,481	70,984
Teekay Corp.	1,672	94,033
Tesoro Corp.	3,174	160,573
Tesoro Logistics LP	922	55,514
The Williams Companies, Inc.	16,266	660,074
Transmontaigne Partners LP	519	22,359
Triangle Petroleum Corp. (I)(L)	2,167	17,856
Ultra Petroleum Corp. (I)(L)	3,707	99,681
Uranerz Energy Corp. (I)(L)	2,497	4,345
Uranium Energy Corp. (I)	2,161	2,853
Uranium Resources, Inc. (I)	370	1,021
US Energy Corp. (I)	1,052	5,008
USEC, Inc. (I)(L)	123	494
VAALCO Energy, Inc. (I)	1,471	12,577
Valero Energy Corp.	12,882	684,034
Valero Energy Partners LP	1,400	55,426
Voc Energy Trust	763	11,109
W&T Offshore, Inc.	1,817	31,452
Warren Resources, Inc. (I)	2,903	13,934
Western Gas Equity Partners LP	5,115	251,198
Western Gas Partners LP	2,660	176,065
Western Refining Logistics LP	1,214	37,816
Western Refining, Inc. (L)	1,929	74,459
Westmoreland Coal Company (I)	735	21,888
Whiting Petroleum Corp. (I)	2,857	198,247
Williams Partners LP	10,453	532,476
World Fuel Services Corp.	1,687	74,397
World Point Terminals LP	1,085	22,514
WPX Energy, Inc. (I)	4,651	83,858
ZaZa Energy Corp. (I)	2,524	1,898
Zion Oil & Gas, Inc. (I)	1,070	2,044

		49,365,055

		58,527,459
Financials - 16.9%
Banks - 5.5%
American National Bankshares, Inc.	556	13,077
Ameriserv Financial, Inc.	1,409	5,425
Arrow Financial Corp. (L)	726	19,195
Associated Banc-Corp.	3,794	68,520
BancorpSouth, Inc.	2,419	60,378
Bank of America Corp.	255,759	4,399,055
Bank of Hawaii Corp.	1,017	61,640
Bank of Kentucky Financial Corp.	452	16,968
Bank of Marin Bancorp, Class A	415	18,683
Bank of the Ozarks, Inc.	941	64,044
BankUnited, Inc.	2,340	81,362
Banner Corp.	543	22,377
Bar Harbor Bankshares	260	9,971
BB&T Corp.	16,801	674,896
BBCN Bancorp, Inc.	2,160	37,022
BCB Bancorp, Inc.	448	5,860
BNC Bancorp	972	16,845
BOK Financial Corp.	1,604	110,756
Boston Private Financial Holdings, Inc.	2,048	27,709
Bridge Bancorp, Inc.	667	17,816
Bridge Capital Holdings (I)	1,106	26,279
Bryn Mawr Bank Corp.	664	19,077
BSB Bancorp, Inc. (I)	519	8,932

283

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
C&F Financial Corp.	168	$5,568
CapitalSource, Inc.	4,667	68,092
Cardinal Financial Corp.	1,099	19,595
Cascade Bancorp (I)	981	5,494
Cathay General Bancorp	1,995	50,254
Centerstate Banks, Inc.	1,478	16,140
Central Pacific Financial Corp.	1,283	25,917
Century Bancorp, Inc., Class A	214	7,300
Chemical Financial Corp.	849	27,550
CIT Group, Inc.	4,779	234,267
Citigroup, Inc.	72,711	3,461,044
Citizens & Northern Corp.	512	10,092
City Holding Company (L)	491	22,026
City National Corp.	1,285	101,155
CNB Financial Corp.	576	10,184
Columbia Banking System, Inc.	1,354	38,616
Comerica, Inc.	4,409	228,386
Commerce Bancshares, Inc.	2,228	103,424
Community Bank Systems, Inc.	963	37,576
Community Trust Bancorp, Inc.	560	23,229
CommunityOne Bancorp (I)	587	6,586
Cullen/Frost Bankers, Inc.	1,353	104,898
Customers Bancorp, Inc. (I)	884	18,449
CVB Financial Corp.	2,517	40,020
Eagle Bancorp, Inc. (I)	732	26,425
East West Bancorp, Inc.	3,355	122,458
Enterprise Financial Services Corp.	772	15,494
Fidelity Southern Corp.	724	10,114
Fifth Third Bancorp	21,145	485,278
Financial Institutions, Inc.	569	13,098
First BanCorp Puerto Rico (I)	5,138	27,951
First Busey Corp.	2,456	14,245
First Citizens BancShares, Inc., Class A	237	57,058
First Commonwealth Financial Corp.	2,939	26,569
First Community Bancshares, Inc.	550	8,998
First Financial Bancorp	1,424	25,604
First Financial Bankshares, Inc. (L)	815	50,359
First Financial Holdings, Inc.	607	38,010
First Horizon National Corp.	5,425	66,945
First Interstate Bancsystem, Inc.	1,225	34,570
First Merchants Corp.	1,104	23,891
First Midwest Bancorp, Inc.	1,885	32,196
First NBC Bank Holding Company (I)	634	22,101
First Niagara Financial Group, Inc.	8,115	76,687
First Republic Bank	3,098	167,261
First Security Group, Inc. (I)	2,065	4,295
FirstMerit Corp.	4,075	84,882
Flushing Financial Corp.	852	17,952
FNB Corp.	3,815	51,121
Fulton Financial Corp.	4,816	60,585
German American Bancorp, Inc.	467	13,492
Glacier Bancorp, Inc.	1,833	53,285
Great Southern Bancorp, Inc.	611	18,348
Hampton Roads Bankshares, Inc. (I)	4,502	7,158
Hancock Holding Company	1,962	71,907
Hanmi Financial Corp.	938	21,855
Heartland Financial USA, Inc.	637	17,193
Heritage Commerce Corp.	1,059	8,536
Heritage Financial Corp.	1,095	18,527
Home BancShares, Inc.	1,601	55,106
Huntington Bancshares, Inc.	19,533	194,744
Iberiabank Corp.	709	49,736
Independent Bank Corp.	694	27,323

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
International Bancshares Corp.	1,624	$40,730
Investors Bancorp, Inc.	3,486	96,353
JPMorgan Chase & Company	90,229	5,477,803
KeyCorp	21,796	310,375
Lakeland Bancorp, Inc.	1,614	18,158
M&T Bank Corp. (L)	3,084	374,089
MainSource Financial Group, Inc.	673	11,508
MB Financial, Inc.	1,409	43,623
Mercantile Bank Corp.	483	9,959
Merchants Bancshares, Inc.	537	17,512
MidSouth Bancorp, Inc.	809	13,615
MidWestOne Financial Group, Inc.	362	9,137
Monarch Financial Holdings, Inc.	571	7,000
National Bank Holdings Corp.	1,226	24,606
National Bankshares, Inc.	346	12,632
National Penn Bancshares, Inc.	3,509	36,669
North Valley Bancorp (I)	469	11,340
Northrim BanCorp, Inc.	305	7,835
Norwood Financial Corp.	307	8,657
OFG Bancorp (L)	1,164	20,009
Old National Bancorp	2,661	39,676
OmniAmerican Bancorp, Inc.	471	10,734
PacWest Bancorp (L)	1,180	50,752
Park National Corp. (L)	370	28,449
Penson Worldwide, Inc.	1,757	7
Peoples Bancorp of North Carolina, Inc.	428	6,677
Pinnacle Financial Partners, Inc.	843	31,604
Popular, Inc. (I)	2,539	78,684
Preferred Bank (I)	590	15,316
PrivateBancorp, Inc.	1,934	59,006
Prosperity Bancshares, Inc.	1,581	104,583
QCR Holdings, Inc.	449	7,705
Regions Financial Corp.	32,923	365,775
Renasant Corp.	880	25,564
Republic Bancorp, Inc., Class A	553	12,498
S&T Bancorp, Inc.	834	19,766
Salisbury Bancorp, Inc.	197	5,319
SB Financial Group, Inc.	652	5,444
Shore Bancshares, Inc. (I)	960	9,130
Signature Bank (I)	1,088	136,642
Southern First Bancshares, Inc. (I)	420	5,825
Southern National Bancorp of Virginia, Inc.	827	8,427
Southside Bancshares, Inc.	737	23,127
Southwest Bancorp, Inc.	984	17,377
State Bank Financial Corp.	857	15,160
Sterling Financial Corp.	1,605	53,495
SunTrust Banks, Inc.	12,759	507,681
Susquehanna Bancshares, Inc.	4,360	49,660
SVB Financial Group (I)	1,110	142,946
Synovus Financial Corp.	24,629	83,492
Taylor Capital Group, Inc. (I)	939	22,461
TCF Financial Corp.	3,834	63,874
Texas Capital Bancshares, Inc. (I)	1,028	66,758
The Bancorp, Inc. (I)	1,064	20,014
The PNC Financial Services Group, Inc.	12,745	1,108,815
Tompkins Financial Corp.	443	21,689
TowneBank (L)	974	15,107
Trico Bancshares	862	22,352
Tristate Capital Holdings, Inc. (I)	1,159	16,469
Trustmark Corp.	1,569	39,774
U.S. Bancorp	43,608	1,869,039
UMB Financial Corp.	1,083	70,070
Umpqua Holdings Corp. (L)	2,794	52,080

284

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Union First Market Bankshares Corp.	670	$17,031
United Bankshares, Inc. (L)	1,816	55,606
United Community Banks, Inc. (I)	1,109	21,526
Unity Bancorp, Inc.	643	5,138
Univest Corp. of Pennsylvania	654	13,420
Valley National Bancorp	4,698	48,906
ViewPoint Financial Group, Inc.	889	25,648
Washington Banking Company	539	9,583
Washington Trust Bancorp, Inc.	647	24,243
WashingtonFirst Bankshare, Inc.	402	5,885
Webster Financial Corp.	2,088	64,853
Wells Fargo & Company	126,384	6,286,340
WesBanco, Inc.	915	29,124
West Bancorp, Inc.	725	11,013
WestAmerica Bancorp. (L)	827	44,724
Western Alliance Bancorp (I)	2,136	52,546
Wilshire Bancorp, Inc.	2,050	22,755
Wintrust Financial Corp.	1,001	48,709
Zions Bancorporation	4,311	133,555

		31,354,344
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (I)	1,271	254,264
AllianceBernstein Holding LP	2,190	54,684
American Capital, Ltd. (I)	6,914	109,172
Ameriprise Financial, Inc.	4,670	514,027
Apollo Investment Corp.	5,361	44,550
Ares Capital Corp.	6,349	111,869
Arlington Asset Investment Corp., Class A (L)	471	12,472
Artisan Partners Asset
Management, Inc., Class A	1,679	107,876
BGC Partners, Inc., Class A	4,813	31,477
BlackRock Kelso Capital Corp.	2,407	22,072
BlackRock, Inc.	4,020	1,264,210
Calamos Asset Management, Inc., Class A	741	9,581
Cohen & Steers, Inc. (L)	1,079	42,998
Cowen Group, Inc., Class A (I)	2,816	12,419
E*TRADE Financial Corp. (I)	7,046	162,199
Eaton Vance Corp.	2,922	111,504
Ellington Financial LLC	739	17,603
Evercore Partners, Inc., Class A	790	43,648
FBR & Company (I)	458	11,830
Federated Investors, Inc., Class B (L)	2,549	77,846
Fidus Investment Corp. (L)	587	11,335
Fifth Street Finance Corp.	3,320	31,407
Financial Engines, Inc.	1,195	60,682
Fortress Investment Group LLC, Class A	11,718	86,713
Franklin Resources, Inc.	15,181	822,507
FXCM, Inc., Class A	1,105	16,321
GAMCO Investors, Inc., Class A	622	48,298
GFI Group, Inc.	3,925	13,934
Gleacher & Company, Inc. (I)	236	2,688
Golub Capital BDC, Inc.	1,030	18,375
Greenhill & Company, Inc. (L)	703	36,542
GSV Capital Corp. (I)	750	7,605
Harris & Harris Group, Inc. (I)	1,138	3,949
Hercules Technology Growth Capital, Inc.	1,686	23,722
HFF, Inc., Class A	916	30,787
ICG Group, Inc. (I)	972	19,848
INTL. FCStone, Inc. (I)	680	12,791
Invesco, Ltd.	10,677	395,049
Investment Technology Group, Inc. (I)	961	19,412
Janus Capital Group, Inc.	4,707	51,165

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Ladenburg Thalmann
Financial Services, Inc. (I)	5,908	$17,842
Lazard, Ltd., Class A	2,901	136,608
Legg Mason, Inc.	2,921	143,246
LPL Financial Holdings, Inc.	2,503	131,508
Main Street Capital Corp.	936	30,757
Manning & Napier, Inc.	632	10,599
Marcus & Millichap, Inc. (I)	1,168	20,837
MCG Capital Corp.	2,362	8,952
Medallion Financial Corp.	722	9,538
Morgan Stanley	46,860	1,460,626
New Mountain Finance Corp.	1,001	14,565
Northern Trust Corp.	5,633	369,299
Oaktree Capital Group LLC	1,039	60,428
Och-Ziff Capital Management Group LLC	11,398	156,950
Oppenheimer Holdings, Inc., Class A	428	12,005
PennantPark Investment Corp.	2,024	22,365
Piper Jaffray Companies (I)	361	16,534
Prospect Capital Corp.	6,274	67,759
Pzena Investment Management, Inc., Class A	2,101	24,729
Raymond James Financial, Inc.	3,416	191,057
RCS Capital Corp.	670	26,076
SEI Investments Company	4,043	135,885
Solar Capital, Ltd.	1,552	33,803
State Street Corp.	10,551	733,822
Stifel Financial Corp. (I)	1,589	79,069
SWS Group, Inc. (I)	1,900	14,212
T. Rowe Price Group, Inc.	6,274	516,664
TD Ameritrade Holding Corp.	13,244	449,634
The Bank of New York Mellon Corp.	27,547	972,134
The Blackstone Group LP	13,574	451,336
The Carlyle Group LP	1,219	42,836
The Charles Schwab Corp.	30,954	845,973
The Goldman Sachs Group, Inc.	10,898	1,785,637
Triangle Capital Corp.	901	23,327
U.S. Global Investors, Inc., Class A	1,559	5,004
Virtus Investment Partners, Inc. (I)	232	40,175
Waddell & Reed Financial, Inc., Class A	2,070	152,393
Walter Investment Management Corp. (I)(L)	929	27,712
Westwood Holdings Group, Inc.	304	19,058
WisdomTree Investments, Inc. (I)(L)	3,253	42,679

		14,033,064
Consumer Finance - 0.8%
American Express Company	25,681	2,312,060
Asta Funding, Inc. (I)	606	5,012
Atlanticus Holdings Corp. (I)	1,048	2,400
Capital One Financial Corp.	13,892	1,071,907
Cash America International, Inc. (L)	711	27,530
Consumer Portfolio Services, Inc. (I)	716	4,897
Credit Acceptance Corp. (I)	508	72,212
DFC Global Corp. (I)	1,023	9,033
Discover Financial Services	11,479	667,963
Encore Capital Group, Inc. (I)(L)	614	28,060
Ezcorp, Inc., Class A (I)	1,228	13,250
First Cash Financial Services, Inc. (I)	673	33,960
Green Dot Corp., Class A (I)	1,027	20,057
JGWPT Holdings, Inc., Class A (I)	1,290	23,555
Nelnet, Inc., Class A	1,071	43,804
Nicholas Financial, Inc.	515	8,101
Portfolio Recovery Associates, Inc. (I)	1,203	69,606
Regional Management Corp. (I)	351	8,656
SLM Corp.	10,314	252,487
Springleaf Holdings, Inc. (I)(L)	2,769	69,640

285

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
The First Marblehead Corp. (I)	358	$2,162
World Acceptance Corp. (I)	270	20,272

		4,766,624
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B (I)	59,106	7,386,477
CBOE Holdings, Inc.	2,080	117,728
CME Group, Inc.	8,063	596,743
Gain Capital Holdings, Inc.	1,162	12,561
ING US, Inc.	6,214	225,382
Interactive Brokers Group, Inc., Class A	1,373	29,753
IntercontinentalExchange Group, Inc.	2,764	546,802
KKR Financial Holdings LLC	5,116	59,192
Leucadia National Corp.	8,626	241,528
Life Partners Holdings, Inc.	788	2,254
MarketAxess Holdings, Inc.	941	55,726
Marlin Business Services Corp.	471	9,802
McGraw-Hill Financial, Inc.	6,539	498,926
Moody’s Corp.	5,240	415,637
MSCI, Inc. (I)	2,844	122,349
NewStar Financial, Inc. (I)	1,315	18,226
PHH Corp. (I)	1,363	35,220
PICO Holdings, Inc. (I)	659	17,127
The NASDAQ OMX Group, Inc.	4,071	150,383

		10,541,816
Insurance - 2.6%
Aflac, Inc.	11,114	700,627
Alleghany Corp. (I)	392	159,693
American Equity Investment Life
Holding Company	1,602	37,839
American Financial Group, Inc.	2,116	122,114
American International Group, Inc.	35,244	1,762,552
American National Insurance Company	628	70,995
AMERISAFE, Inc.	520	22,833
Amtrust Financial Services, Inc. (L)	1,771	66,607
Arch Capital Group, Ltd. (I)	3,202	184,243
Argo Group International Holdings, Ltd.	719	33,002
Arthur J. Gallagher & Company	3,138	149,306
Aspen Insurance Holdings, Ltd.	1,667	66,180
Assurant, Inc.	1,845	119,851
Assured Guaranty, Ltd.	4,471	113,206
Axis Capital Holdings, Ltd.	2,777	127,325
Baldwin & Lyons, Inc., Class B	491	12,908
Brown & Brown, Inc.	3,472	106,799
Cincinnati Financial Corp.	3,915	190,504
Citizens, Inc. (I)	1,632	12,077
CNA Financial Corp.	6,192	264,522
CNO Financial Group, Inc.	5,489	99,351
Crawford & Company, Class B	1,640	17,892
Donegal Group, Inc., Class A	853	12,437
eHealth, Inc. (I)	439	22,301
EMC Insurance Group, Inc.	433	15,384
Employers Holdings, Inc.	815	16,487
Endurance Specialty Holdings, Ltd.	1,060	57,060
Enstar Group, Ltd. (I)	327	44,573
Erie Indemnity Company, Class A	1,067	74,434
Everest Re Group, Ltd.	1,136	173,865
FBL Financial Group, Inc., Class A	716	31,017
Fidelity & Guaranty Life	1,517	35,801
Fidelity National Financial, Inc., Class A	6,410	201,530
First American Financial Corp.	2,568	68,180
Genworth Financial, Inc., Class A (I)	11,914	211,235
Hallmark Financial Services, Inc. (I)	766	6,365

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	10,882	$383,808
HCC Insurance Holdings, Inc.	2,354	107,083
Hilltop Holdings, Inc. (I)	2,126	50,578
Horace Mann Educators Corp.	1,069	31,001
Infinity Property & Casualty Corp.	373	25,226
Kansas City Life Insurance Company	321	15,472
Kemper Corp.	1,412	55,308
Lincoln National Corp.	6,317	320,082
Loews Corp.	9,102	400,943
Maiden Holdings, Ltd.	1,994	24,885
Markel Corp. (I)	333	198,501
Marsh & McLennan Companies, Inc.	13,015	641,640
MBIA, Inc. (I)	4,550	63,655
Mercury General Corp.	1,321	59,551
MetLife, Inc.	26,789	1,414,459
Montpelier Re Holdings, Ltd.	1,014	30,177
National Interstate Corp.	564	15,121
National Western Life Insurance
Company, Class A	140	34,230
Old Republic International Corp.	6,301	103,336
OneBeacon Insurance Group, Ltd., Class A	2,540	39,268
PartnerRe, Ltd.	1,243	128,651
Platinum Underwriters Holdings, Ltd.	661	39,726
Primerica, Inc.	1,305	61,479
Principal Financial Group, Inc.	7,121	327,495
ProAssurance Corp.	1,478	65,815
Protective Life Corp.	1,912	100,552
Prudential Financial, Inc.	11,094	939,107
Reinsurance Group of America, Inc.	1,623	129,239
RenaissanceRe Holdings, Ltd.	1,069	104,334
RLI Corp.	1,092	48,310
Safety Insurance Group, Inc.	505	27,194
Selective Insurance Group, Inc.	1,417	33,044
StanCorp Financial Group, Inc.	1,053	70,340
State Auto Financial Corp.	1,117	23,803
Stewart Information Services Corp.	683	23,994
Symetra Financial Corp.	2,689	53,296
The Allstate Corp.	11,001	622,437
The Chubb Corp.	6,048	540,086
The Hanover Insurance Group, Inc.	1,079	66,294
The Navigators Group, Inc. (I)	434	26,643
The Phoenix Companies, Inc. (I)	217	11,230
The Progressive Corp.	14,412	349,059
The Travelers Companies, Inc.	8,829	751,348
Torchmark Corp.	2,179	171,487
Tower Group International, Ltd.	432	1,166
United Fire Group, Inc.	746	22,641
Unum Group	6,243	220,440
Validus Holdings, Ltd.	2,410	90,881
W.R. Berkley Corp.	3,166	131,769
White Mountains Insurance Group, Ltd.	152	91,185

		14,698,464
Real Estate Investment Trusts - 3.1%
Acadia Realty Trust	1,324	34,927
AG Mortgage Investment Trust, Inc.	587	10,278
Agree Realty Corp.	612	18,611
Alexander’s, Inc.	119	42,958
Alexandria Real Estate Equities, Inc.	1,705	123,715
Altisource Residential Corp., Class B	611	19,283
American Assets Trust, Inc.	957	32,289
American Campus Communities, Inc.	2,476	92,479
American Capital Agency Corp.	9,143	196,483
American Capital Mortgage Investment Corp.	1,701	31,928

286

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
American Homes 4 Rent	4,531	$75,713
American Realty Capital Properties, Inc.	18,092	253,650
American Residential Properties, Inc. (I)(L)	1,082	19,454
Annaly Capital Management, Inc.	22,317	244,817
Anworth Mortgage Asset Corp.	3,235	16,046
Apartment Investment & Management
Company, Class A	3,473	104,954
Apollo Commercial Real Estate Finance, Inc.	1,131	18,809
Apollo Residential Mortgage, Inc.	942	15,289
Ares Commercial Real Estate Corp.	688	9,226
ARMOUR Residential REIT, Inc.	8,542	35,193
Ashford Hospitality Prime, Inc.	686	10,372
Ashford Hospitality Trust, Inc.	2,618	29,505
Associated Estates Realty Corp.	1,316	22,293
AvalonBay Communities, Inc.	3,091	405,910
Aviv REIT, Inc.	1,192	29,144
BioMed Realty Trust, Inc.	4,694	96,180
Blackstone Mortgage Trust, Inc., Class A	808	23,230
Boston Properties, Inc.	3,602	412,537
Brandywine Realty Trust	3,867	55,917
BRE Properties, Inc.	1,863	116,959
Brixmor Property Group, Inc. (L)	5,484	116,974
BRT Realty Trust (I)	597	4,257
Camden Property Trust	2,001	134,747
Campus Crest Communities, Inc.	1,960	17,013
Capstead Mortgage Corp.	2,151	27,232
CBL & Associates Properties, Inc.	4,228	75,047
Cedar Realty Trust, Inc.	2,411	14,731
Chambers Street Properties	5,839	45,369
Chatham Lodging Trust	835	16,884
Chesapeake Lodging Trust	1,244	32,008
Chimera Investment Corp.	25,621	78,400
Colony Financial, Inc.	1,759	38,610
Columbia Property Trust, Inc.	3,190	86,928
CommonWealth REIT	2,882	75,797
CoreSite Realty Corp.	596	18,476
Corporate Office Properties Trust	2,061	54,905
Corrections Corp. of America	2,759	86,412
Cousins Properties, Inc.	4,589	52,636
Crown Castle International Corp.	7,966	587,731
CubeSmart	3,244	55,667
CyrusOne, Inc.	736	15,331
CYS Investments, Inc.	3,822	31,570
DCT Industrial Trust, Inc.	8,003	63,064
DDR Corp.	8,442	139,124
DiamondRock Hospitality Company	4,849	56,976
Digital Realty Trust, Inc.	3,107	164,920
Douglas Emmett, Inc.	3,392	92,059
Duke Realty Corp.	7,645	129,048
DuPont Fabros Technology, Inc.	1,651	39,740
Dynex Capital, Inc.	1,357	12,145
EastGroup Properties, Inc.	779	49,007
Education Realty Trust, Inc.	2,684	26,491
Empire State Realty Trust, Inc.	2,620	39,588
EPR Properties	1,236	65,990
Equity Lifestyle Properties, Inc.	2,047	83,211
Equity One, Inc.	2,788	62,284
Equity Residential	8,612	499,410
Essex Property Trust, Inc.	905	153,895
Excel Trust, Inc.	1,698	21,531
Extra Space Storage, Inc.	2,706	131,268
Federal Realty Investment Trust	1,501	172,195
FelCor Lodging Trust, Inc.	3,275	29,606

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc.	2,643	$51,063
First Potomac Realty Trust	1,912	24,703
Five Oaks Investment Corp.	490	5,464
Franklin Street Properties Corp.	2,442	30,769
Gaming and Leisure Properties, Inc.	2,074	75,618
General Growth Properties, Inc.	22,069	485,518
Getty Realty Corp.	1,062	20,061
Gladstone Commercial Corp.	876	15,190
Glimcher Realty Trust	3,588	35,988
Government Properties Income Trust	1,296	32,659
Hatteras Financial Corp.	2,479	46,729
HCP, Inc.	10,842	420,561
Health Care REIT, Inc.	6,876	409,810
Healthcare Realty Trust, Inc.	2,197	53,058
Healthcare Trust of America, Inc.	5,457	62,155
Hersha Hospitality Trust	5,138	29,955
Highwoods Properties, Inc.	2,055	78,933
Home Properties, Inc.	1,318	79,238
Hospitality Properties Trust	3,512	100,865
Host Hotels & Resorts, Inc.	18,124	366,830
Hudson Pacific Properties, Inc.	1,486	34,282
Inland Real Estate Corp.	2,922	30,827
Invesco Mortgage Capital, Inc.	3,299	54,335
Investors Real Estate Trust	3,194	28,682
iStar Financial, Inc. (I)	2,377	35,085
Kilroy Realty Corp.	1,914	112,122
Kimco Realty Corp.	9,851	215,540
Kite Realty Group Trust	3,735	22,410
LaSalle Hotel Properties	2,266	70,948
Lexington Realty Trust	5,628	61,401
Liberty Property Trust	3,548	131,134
LTC Properties, Inc.	822	30,932
Mack-Cali Realty Corp.	2,086	43,368
Medical Properties Trust, Inc.	3,932	50,290
MFA Financial, Inc.	8,991	69,680
Mid-America Apartment Communities, Inc.	1,773	121,043
Monmouth Real Estate
Investment Corp., Class A	1,889	18,021
National Health Investments, Inc.	724	43,773
National Retail Properties, Inc.	2,915	100,043
New Residential Investment Corp.	6,039	39,072
New York Mortgage Trust, Inc.	1,540	11,981
Newcastle Investment Corp.	8,155	38,329
NorthStar Realty Finance Corp.	6,895	111,285
Omega Healthcare Investors, Inc.	2,861	95,901
Orchid Island Capital, Inc.	425	5,049
Parkway Properties, Inc.	2,263	41,300
Pebblebrook Hotel Trust	1,599	53,998
Pennsylvania Real Estate Investment Trust	1,631	29,440
PennyMac Mortgage Investment Trust	1,872	44,741
Piedmont Office Realty Trust, Inc., Class A	3,947	67,691
Plum Creek Timber Company, Inc.	4,045	170,052
Post Properties, Inc.	1,263	62,013
Potlatch Corp.	951	36,794
Power REIT (I)	1,108	9,750
Prologis, Inc.	11,884	485,224
PS Business Parks, Inc.	623	52,095
Public Storage	4,091	689,293
QTS Realty Trust, Inc., Class A	759	19,043
RAIT Financial Trust	2,187	18,568
Ramco-Gershenson Properties Trust	1,766	28,786
Rayonier, Inc.	2,982	136,904
Realty Income Corp.	4,694	191,797

287

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Redwood Trust, Inc.	1,816	$36,828
Regency Centers Corp.	2,143	109,422
Resource Capital Corp.	3,205	17,852
Retail Opportunity Investments Corp.	1,793	26,787
Retail Properties of America, Inc., Class A	5,457	73,888
RLJ Lodging Trust	2,872	76,797
Rouse Properties, Inc.	1,430	24,653
Ryman Hospitality Properties	1,232	52,385
Sabra Health Care REIT, Inc.	982	27,388
Saul Centers, Inc.	631	29,884
Select Income REIT	1,310	39,654
Senior Housing Properties Trust	4,362	98,014
Silver Bay Realty Trust Corp.	1,100	17,072
Simon Property Group, Inc.	7,425	1,217,700
SL Green Realty Corp.	2,181	219,452
Sotherly Hotels, Inc.	1,208	7,695
Sovran Self Storage, Inc.	788	57,879
Spirit Realty Capital, Inc.	8,825	96,899
STAG Industrial, Inc.	1,174	28,293
Starwood Property Trust, Inc.	4,594	108,372
Starwood Waypoint Residential Trust (I)	918	26,429
Strategic Hotels & Resorts, Inc. (I)	5,413	55,158
Summit Hotel Properties, Inc.	2,378	22,068
Sun Communities, Inc.	879	39,634
Sunstone Hotel Investors, Inc.	4,644	63,762
Tanger Factory Outlet Centers	2,168	75,880
Taubman Centers, Inc.	1,475	104,415
Terreno Realty Corp.	980	18,532
The Geo Group, Inc.	1,733	55,872
The Macerich Company	3,363	209,616
Two Harbors Investment Corp.	8,578	87,925
UDR, Inc.	5,913	152,733
UMH Properties, Inc.	888	8,685
Universal Health Realty Income Trust	503	21,247
Urstadt Biddle Properties, Inc.	242	4,288
Urstadt Biddle Properties, Inc., Class A	1,160	23,966
Ventas, Inc.	7,061	427,685
Vornado Realty Trust	4,420	435,635
Washington Real Estate Investment Trust	1,560	37,253
Weingarten Realty Investors	2,862	85,860
Western Asset Mortgage Capital Corp.	756	11,824
Weyerhaeuser Company	13,895	407,760
Whitestone REIT	927	13,386
Winthrop Realty Trust	1,447	16,771
WP Carey, Inc.	1,595	95,812

		17,303,725
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	1,025	43,624
American Spectrum Realty, Inc. (I)	265	445
AV Homes, Inc. (I)	578	10,456
Brookfield Office Properties Corp.	11,953	231,291
CBRE Group, Inc., Class A (I)	7,937	217,712
Consolidated-Tomoka Land Company	311	12,527
Forest City Enterprises, Inc., Class A (I)	4,896	93,514
Forestar Group, Inc. (I)	1,047	18,637
Jones Lang LaSalle, Inc.	1,021	120,989
Kennedy-Wilson Holdings, Inc.	2,289	51,525
Tejon Ranch Company (I)	488	16,509
The Howard Hughes Corp. (I)	963	137,430
The St. Joe Company (I)(L)	2,200	42,350

		997,009

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	2,156	$29,796
Bank Mutual Corp.	2,559	16,224
BankFinancial Corp.	1,501	14,980
Beneficial Mutual Bancorp, Inc. (I)	1,922	25,351
Berkshire Hills Bancorp, Inc.	656	16,977
BofI Holding, Inc. (I)	329	28,212
Brookline Bancorp, Inc.	1,601	15,081
Cape Bancorp, Inc.	900	9,900
Capitol Federal Financial, Inc.	3,236	40,612
Chicopee Bancorp, Inc.	261	4,620
Clifton Savings Bancorp, Inc.	529	6,200
Dime Community Bancshares, Inc.	830	14,093
Doral Financial Corp. (I)	195	1,693
ESB Financial Corp.	770	10,064
EverBank Financial Corp.	2,985	58,894
Federal Agricultural Mortgage Corp., Class C	323	10,740
Federal Home Loan Mortgage Corp. (I)	15,491	59,795
Federal National Mortgage Association (I)	27,693	108,003
First Defiance Financial Corp.	319	8,651
First Financial Northwest, Inc.	873	8,861
Flagstar Bancorp, Inc. (I)	1,507	33,486
Fox Chase Bancorp, Inc.	564	9,503
Hampden Bancorp, Inc.	343	5,419
HomeStreet, Inc.	394	7,703
Hudson City Bancorp, Inc.	12,343	121,332
IMPAC Mortgage Holdings, Inc. (I)	266	1,593
Kearny Financial Corp. (I)	1,615	23,870
Meridian Interstate Bancorp, Inc. (I)	751	19,203
MGIC Investment Corp. (I)	8,139	69,344
NASB Financial, Inc. (L)	241	6,073
New Hampshire Thrift Bancshares, Inc.	484	7,149
New York Community Bancorp, Inc. (L)	10,122	162,661
NMI Holdings Inc (I)	1,469	17,217
Northfield Bancorp, Inc.	1,491	19,174
Northwest Bancshares, Inc.	1,984	28,966
Ocean Shore Holding Company	528	7,508
OceanFirst Financial Corp.	794	14,046
Ocwen Financial Corp. (I)	3,222	126,238
Oritani Financial Corp.	1,190	18,814
People’s United Financial, Inc.	7,489	111,361
Poage Bankshares Inc	362	5,104
Provident Financial Holdings, Inc.	475	7,325
Provident Financial Services, Inc.	1,435	26,361
Radian Group, Inc.	4,123	61,969
Security National Financial Corp. (I)	441	1,790
SI Financial Group, Inc.	581	6,548
Simplicity Bancorp, Inc.	514	9,046
Sound Financial Bancorp, Inc.	308	5,359
SP Bancorp, Inc. (I)	271	5,377
State Investors Bancorp, Inc. (I)	367	5,740
Territorial Bancorp, Inc.	483	10,433
TFS Financial Corp. (I)	7,160	88,999
Timberland Bancorp, Inc.	608	6,506
Walker & Dunlop, Inc. (I)	894	14,617
Washington Federal, Inc.	2,348	54,708
Westfield Financial, Inc.	1,133	8,441
WSFS Financial Corp.	229	16,357

		1,634,087

		95,329,133
Health Care - 11.7%
Biotechnology - 2.5%
Aastrom Biosciences, Inc. (I)	158	694

288

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
ACADIA Pharmaceuticals, Inc. (I)(L)	2,272	$55,278
Acceleron Pharma, Inc. (I)(L)	639	22,046
Achillion Pharmaceuticals, Inc. (I)(L)	1,982	6,521
Acorda Therapeutics, Inc. (I)	997	37,796
Aegerion Pharmaceuticals, Inc. (I)	693	31,961
Affymax, Inc. (I)	914	731
Agenus, Inc. (I)	742	2,352
Agios Pharmaceuticals, Inc. (I)	744	29,128
Alexion Pharmaceuticals, Inc. (I)	4,696	714,402
Alkermes PLC (I)	3,280	144,615
Alnylam Pharmaceuticals, Inc. (I)	1,548	103,933
AMAG Pharmaceuticals, Inc. (I)	504	9,752
Amgen, Inc.	18,078	2,229,741
Anacor Pharmaceuticals, Inc. (I)	1,008	20,170
Anthera Pharmaceuticals, Inc. (I)	121	405
Arena Pharmaceuticals, Inc. (I)(L)	5,611	35,349
Ariad Pharmaceuticals, Inc. (I)	4,350	35,061
Arqule, Inc. (I)	1,903	3,901
Array BioPharma, Inc. (I)	3,361	15,797
Arrowhead Research Corp. (I)	996	16,354
AVEO Pharmaceuticals, Inc. (I)	937	1,401
BioCryst Pharmaceuticals, Inc. (I)	1,345	14,230
Biogen Idec, Inc. (I)	5,665	1,732,754
BioMarin Pharmaceutical, Inc. (I)	3,366	229,595
BioSpecifics Technologies Corp. (I)	213	5,521
Biota Pharmaceuticals, Inc. (I)	2,322	14,187
Bluebird Bio, Inc. (I)	637	14,485
Cel-Sci Corp. (I)	923	1,403
Celgene Corp. (I)	9,883	1,379,667
Cell Therapeutics, Inc. (I)(L)	3,833	13,032
Celldex Therapeutics, Inc. (I)(L)	2,207	38,998
Celsion Corp. (I)	117	394
Cepheid, Inc. (I)(L)	1,626	83,869
Chelsea Therapeutics International, Ltd. (I)	1,686	9,307
ChemoCentryx, Inc. (I)	1,019	6,756
Chimerix, Inc. (I)	598	13,658
Clovis Oncology, Inc. (I)	780	54,031
Coronado Biosciences, Inc. (I)	808	1,600
Cubist Pharmaceuticals, Inc. (I)	1,790	130,939
Curis, Inc. (I)	1,723	4,859
Cyclacel Pharmaceuticals, Inc. (I)	637	2,344
Cytokinetics, Inc. (I)	592	5,624
Cytomedix, Inc. (I)	2,220	1,110
Cytori Therapeutics, Inc. (I)(L)	1,530	4,131
CytRx Corp. (I)	916	3,197
Dendreon Corp. (I)	3,465	10,360
Discovery Laboratories, Inc. (I)	1,667	3,584
Dyax Corp. (I)	3,331	29,912
Dynavax Technologies Corp. (I)(L)	8,045	14,481
Emergent Biosolutions, Inc. (I)	908	22,945
Enanta Pharmaceuticals, Inc. (I)(L)	448	17,916
Enzon Pharmaceuticals, Inc.	1,758	1,811
Epizyme, Inc. (I)(L)	647	14,732
Exact Sciences Corp. (I)(L)	1,948	27,603
Exelixis, Inc. (I)(L)	4,652	16,468
Foundation Medicine, Inc. (I)(L)	681	22,044
Galena Biopharma, Inc. (I)	2,532	6,330
Genomic Health, Inc. (I)(L)	747	19,676
Geron Corp. (I)	3,630	7,550
Gilead Sciences, Inc. (I)	36,767	2,605,310
GTx, Inc. (I)	1,712	2,619
Halozyme Therapeutics, Inc. (I)(L)	2,949	37,452
Hyperion Therapeutics, Inc. (I)(L)	613	15,815

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Idenix Pharmaceuticals, Inc. (I)(L)	4,018	$24,229
Idera Pharmaceuticals, Inc. (I)	1,889	7,707
ImmunoCellular Therapeutics, Ltd. (I)	2,073	2,529
ImmunoGen, Inc. (I)(L)	1,931	28,830
Immunomedics, Inc. (I)(L)	2,223	9,359
Incyte Corp. Ltd. (I)	3,865	206,855
Infinity Pharmaceuticals, Inc. (I)	1,260	14,981
Inovio Biomedical Corp. (I)	5,857	19,504
Insmed, Inc. (I)	1,079	20,544
Insys Therapeutics, Inc. (I)(L)	789	32,688
Intercept Pharmaceuticals, Inc. (I)	467	154,012
InterMune, Inc. (I)(L)	2,063	69,049
Intrexon Corp. (I)(L)	2,463	64,752
Ironwood Pharmaceuticals, Inc. (I)	3,209	39,535
Isis Pharmaceuticals, Inc. (I)(L)	2,779	120,081
Keryx Biopharmaceuticals, Inc. (I)(L)	1,911	32,563
Kythera Biopharmaceuticals, Inc. (I)(L)	562	22,345
Lexicon Pharmaceuticals, Inc. (I)(L)	11,846	20,494
Ligand Pharmaceuticals, Inc. (I)(L)	534	35,917
Liposcience, Inc. (I)	1,178	3,758
Macrogenics, Inc. (I)	697	19,398
MannKind Corp. (I)(L)	9,045	36,361
Maxygen, Inc. (I)	1,126	34
Medivation, Inc. (I)	1,834	118,055
Merrimack Pharmaceuticals, Inc. (I)(L)	2,313	11,658
MiMedx Group, Inc. (I)(L)	2,301	14,105
Momenta Pharmaceuticals, Inc. (I)	1,421	16,555
Myriad Genetics, Inc. (I)	1,918	65,576
Nanosphere, Inc. (I)	1,542	3,315
Navidea Biopharmaceuticals, Inc. (I)	3,393	6,277
Neurocrine Biosciences, Inc. (I)	1,654	26,629
NewLink Genetics Corp. (I)(L)	768	21,811
Northwest Biotherapeutics, Inc. (I)(L)	1,270	9,195
Novavax, Inc. (I)	4,882	22,115
NPS Pharmaceuticals, Inc. (I)	2,475	74,077
Omthera Pharmaceuticals, Inc.	598	1,519
OncoGenex Pharmaceuticals, Inc. (I)	486	5,715
OncoMed Pharmaceuticals, Inc. (I)(L)	664	22,344
Onconova Therapeutics, Inc. (I)	648	4,108
Oncothyreon, Inc. (I)	1,961	5,863
Ophthotech Corp. (I)(L)	795	28,413
OPKO Health, Inc. (I)(L)	9,703	90,432
Orexigen Therapeutics, Inc. (I)(L)	2,340	15,210
Osiris Therapeutics, Inc. (I)	877	11,515
PDL BioPharma, Inc. (L)	3,179	26,417
Peregrine Pharmaceuticals, Inc. (I)(L)	3,151	5,987
Pharmacyclics, Inc. (I)	1,780	178,392
PharmAthene, Inc. (I)	2,050	3,752
Portola Pharmaceuticals, Inc. (I)	802	20,772
Protalix BioTherapeutics, Inc. (I)(L)	2,723	12,471
PTC Therapeutics, Inc. (I)(L)	640	16,730
Puma Biotechnology, Inc. (I)	682	71,023
Raptor Pharmaceutical Corp. (I)(L)	1,637	16,370
Receptos, Inc. (I)	437	18,328
Regeneron Pharmaceuticals, Inc. (I)	2,383	715,567
Regulus Therapeutics, Inc. (I)(L)	1,599	14,423
Repligen Corp. (I)	1,012	13,014
Rigel Pharmaceuticals, Inc. (I)	2,154	8,358
Sangamo Biosciences, Inc. (I)	1,501	27,138
Sarepta Therapeutics, Inc. (I)(L)	1,043	25,063
Savient Pharmaceuticals, Inc. (I)	1,834	11
Seattle Genetics, Inc. (I)(L)	2,993	136,361
SIGA Technologies, Inc. (I)	1,202	3,726

289

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Spectrum Pharmaceuticals, Inc. (I)(L)	1,952	$15,304
Stemline Therapeutics, Inc. (I)	429	8,734
Sunesis Pharmaceuticals, Inc. (I)	1,601	10,583
Synageva BioPharma Corp. (I)	764	63,389
Synergy Pharmaceuticals, Inc. (I)(L)	2,510	13,328
Synta Pharmaceuticals Corp. (I)(L)	1,907	8,219
Targacept, Inc. (I)	722	3,430
TESARO, Inc. (I)	903	26,620
Tetraphase Pharmaceuticals, Inc. (I)	651	7,089
Theravance, Inc. (I)(L)	2,605	80,599
Threshold Pharmaceuticals, Inc. (I)	2,246	10,691
Trius Therapeutics, Inc. (L)	1,243	124
Trovagene, Inc. (I)	540	3,094
Unigene Laboratories, Inc.	3,859	2
United Therapeutics Corp. (I)	1,207	113,494
Vanda Pharmaceuticals, Inc. (I)	813	13,211
Verastem, Inc. (I)	579	6,247
Vertex Pharmaceuticals, Inc. (I)	5,627	397,941
XOMA Corp. (I)	2,065	10,759
Zalicus, Inc. (I)	397	484
ZIOPHARM Oncology, Inc. (I)(L)	2,641	12,096

		13,839,040
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (I)(L)	587	22,823
Abbott Laboratories	37,072	1,427,643
ABIOMED, Inc. (I)(L)	1,039	27,056
Accuray, Inc. (I)(L)	1,959	18,806
Alere, Inc. (I)	2,037	69,971
Align Technology, Inc. (I)	1,916	99,230
Alphatec Holdings, Inc. (I)	2,105	3,158
Analogic Corp.	318	26,111
AngioDynamics, Inc. (I)	1,074	16,916
Anika Therapeutics, Inc. (I)	459	18,865
Antares Pharma, Inc. (I)(L)	3,213	11,246
ArthroCare Corp. (I)	692	33,347
AtriCure, Inc. (I)	522	9,819
Atrion Corp.	62	18,981
Baxano Surgical, Inc. (I)	1,095	1,183
Baxter International, Inc.	12,998	956,393
Becton, Dickinson and Company	4,641	543,368
Biolase, Inc. (I)(L)	1,231	2,967
Boston Scientific Corp. (I)	31,987	432,464
C.R. Bard, Inc.	1,857	274,799
Cantel Medical Corp.	1,032	34,799
Cardiovascular Systems, Inc. (I)	758	24,097
CareFusion Corp. (I)	5,094	204,881
Cerus Corp. (I)(L)	1,864	8,947
CONMED Corp.	658	28,590
Cyberonics, Inc. (I)	696	45,414
Cynosure, Inc., Class A (I)	691	20,246
Delcath Systems, Inc.	1,249	350
DENTSPLY International, Inc.	3,312	152,484
Derma Sciences, Inc. (I)	975	12,363
DexCom, Inc. (I)	1,694	70,064
Edwards Lifesciences Corp. (I)	2,650	196,551
Endologix, Inc. (I)	1,563	20,116
EnteroMedics, Inc. (I)	2,044	3,720
Exactech, Inc. (I)	465	10,490
GenMark Diagnostics, Inc. (I)	1,303	12,952
Globus Medical, Inc., Class A (I)	2,359	62,726
Greatbatch, Inc. (I)	646	29,664
Haemonetics Corp. (I)	1,210	39,434
Hansen Medical, Inc. (I)	5,567	14,474

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
HeartWare International, Inc. (I)	402	$37,700
Hill-Rom Holdings, Inc.	1,350	52,029
Hologic, Inc. (I)	6,532	140,438
ICU Medical, Inc. (I)	360	21,557
IDEXX Laboratories, Inc. (I)(L)	1,257	152,600
Insulet Corp. (I)	1,332	63,163
Integra LifeSciences Holdings Corp. (I)	811	37,298
Intuitive Surgical, Inc. (I)	934	409,083
Invacare Corp.	804	15,332
Ldr Holding Corp. (I)	693	23,791
LeMaitre Vascular, Inc.	746	6,020
Masimo Corp. (I)	1,464	39,982
Medical Action Industries, Inc. (I)	647	4,510
Medtronic, Inc.	23,938	1,473,145
MELA Sciences, Inc. (I)	893	556
Meridian Bioscience, Inc.	1,077	23,468
Merit Medical Systems, Inc. (I)	1,003	14,343
Misonix, Inc. (I)	949	6,055
Natus Medical, Inc. (I)	845	21,801
Neogen Corp. (I)	891	40,050
NuVasive, Inc. (I)	1,152	44,248
NxStage Medical, Inc. (I)	1,350	17,199
OraSure Technologies, Inc. (I)	1,641	13,079
Orthofix International NV (I)	450	13,568
PhotoMedex, Inc. (I)(L)	575	9,102
Quidel Corp. (I)(L)	889	24,270
ResMed, Inc. (L)	3,372	150,695
Rockwell Medical Technologies, Inc. (I)(L)	1,088	13,774
RTI Surgical, Inc. (I)	1,955	7,976
Sirona Dental Systems, Inc. (I)	1,325	98,938
Spectranetics Corp. (I)	1,076	32,614
St. Jude Medical, Inc.	6,966	455,507
Staar Surgical Company (I)	873	16,412
STERIS Corp.	1,430	68,283
Stryker Corp.	9,040	736,489
SurModics, Inc. (I)	502	11,345
Symmetry Medical, Inc. (I)	1,015	10,211
Synergetics USA, Inc. (I)	781	2,382
Tandem Diabetes Care, Inc. (I)	581	12,834
Teleflex, Inc.	962	103,165
The Cooper Companies, Inc.	1,162	159,612
Thoratec Corp. (I)	1,365	48,881
Unilife Corp. (I)(L)	2,006	8,164
Uroplasty, Inc. (I)	1,021	3,706
Varian Medical Systems, Inc. (I)	2,544	213,671
Vascular Solutions, Inc. (I)	536	14,038
Volcano Corp. (I)(L)	1,271	25,051
West Pharmaceutical Services, Inc.	1,727	76,074
Wright Medical Group, Inc. (I)	1,188	36,911
Zeltiq Aesthetics, Inc. (I)	935	18,335
Zimmer Holdings, Inc.	4,070	384,941

		10,421,904
Health Care Providers & Services - 2.1%
Acadia Healthcare Company, Inc. (I)	1,241	55,994
Accretive Health, Inc. (I)(L)	2,325	18,600
Addus HomeCare Corp. (I)	425	9,796
Aetna, Inc.	8,806	660,186
Air Methods Corp. (I)(L)	930	49,690
Alliance HealthCare Services, Inc. (I)	367	12,306
Almost Family, Inc. (I)	242	5,590
Amedisys, Inc. (I)	738	10,989
AmerisourceBergen Corp.	5,474	359,040
AMN Healthcare Services, Inc. (I)	1,002	13,767

290

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Amsurg Corp. (I)	790	$37,193
Bio-Reference Labs, Inc. (I)(L)	734	20,317
BioScrip, Inc. (I)	1,595	11,133
Brookdale Senior Living, Inc. (I)	2,906	97,380
Capital Senior Living Corp. (I)	703	18,271
Cardinal Health, Inc.	8,171	571,807
Catamaran Corp. (I)	4,900	219,324
Centene Corp. (I)	1,323	82,357
Chemed Corp. (L)	429	38,374
Cigna Corp.	6,713	562,079
Community Health Systems, Inc. (I)	2,740	107,326
Corvel Corp. (I)	482	23,984
Cross Country Healthcare, Inc. (I)	1,058	8,538
DaVita HealthCare Partners, Inc. (I)	5,054	347,968
Emeritus Corp. (I)	1,079	33,924
Envision Healthcare Holdings, Inc. (I)	4,223	142,864
ExamWorks Group, Inc. (I)	840	29,408
Express Scripts Holding Company (I)	19,356	1,453,442
Five Star Quality Care, Inc. (I)	1,369	6,653
Gentiva Health Services, Inc. (I)	809	7,378
Hanger, Inc. (I)	841	28,325
HCA Holdings, Inc. (I)	10,731	563,378
Health Net, Inc. (I)	1,806	61,422
HealthSouth Corp.	2,130	76,531
Healthways, Inc. (I)(L)	968	16,592
Henry Schein, Inc. (I)	2,061	246,022
Humana, Inc.	3,725	419,882
IPC The Hospitalist Company, Inc. (I)	426	20,908
Kindred Healthcare, Inc.	1,247	29,205
Laboratory Corp. of America Holdings (I)	2,120	208,205
Landauer, Inc.	263	11,922
LCA-Vision, Inc. (I)	715	3,825
LHC Group, Inc. (I)	506	11,162
LifePoint Hospitals, Inc. (I)	1,152	62,842
Magellan Health Services, Inc. (I)	595	35,313
McKesson Corp.	5,509	972,724
Medcath Corp. (I)	613	840
MEDNAX, Inc. (I)	2,404	149,000
Molina Healthcare, Inc. (I)	1,059	39,776
MWI Veterinary Supply, Inc. (I)	319	49,643
National Healthcare Corp.	369	20,579
National Research Corp., Class A (I)	600	9,954
National Research Corp., Class B (I)(L)	660	28,961
Omnicare, Inc.	2,447	146,012
Owens & Minor, Inc. (L)	1,467	51,389
Patterson Companies, Inc.	2,455	102,521
PDI, Inc. (I)	770	3,527
PharMerica Corp. (I)	818	22,888
Premier, Inc., Class A (I)	3,473	114,435
Quest Diagnostics, Inc. (L)	3,564	206,427
RadNet, Inc. (I)	1,485	4,217
Select Medical Holdings Corp.	3,255	40,525
Skilled Healthcare Group, Inc., Class A (I)	1,126	5,934
Surgical Care Affiliates, Inc. (I)	1,005	30,904
Team Health Holdings, Inc. (I)	1,721	77,015
Tenet Healthcare Corp. (I)	2,362	101,117
The Ensign Group, Inc.	547	23,871
The Providence Service Corp. (I)	384	10,860
UnitedHealth Group, Inc.	24,133	1,978,665
Universal American Corp.	1,908	13,490
Universal Health Services, Inc., Class B	2,344	192,372
VCA Antech, Inc. (I)	2,095	67,522
WellCare Health Plans, Inc. (I)	1,019	64,727

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc.	7,070	$703,819

		12,044,926
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,228	76,231
athenahealth, Inc. (I)(L)	894	143,255
Cerner Corp. (I)	8,173	459,731
Computer Programs & Systems, Inc.	360	23,256
HealthStream, Inc. (I)	711	18,984
HMS Holdings Corp. (I)	2,028	38,633
MedAssets, Inc. (I)	1,448	35,780
Medidata Solutions, Inc. (I)	1,308	71,077
Merge Healthcare, Inc. (I)	1,992	4,860
Omnicell, Inc. (I)	940	26,903
Quality Systems, Inc.	1,382	23,328
Veeva Systems, Inc., Class A (I)(L)	3,080	82,236
Vocera Communications, Inc. (I)	551	8,998

		1,013,272
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	962	20,981
Affymetrix, Inc. (I)(L)	2,012	14,346
Agilent Technologies, Inc.	7,871	440,146
Apricus Biosciences, Inc. (I)	775	1,666
BG Medicine, Inc. (I)	1,563	3,001
Bio-Rad Laboratories, Inc., Class A (I)	662	84,815
Bruker Corp. (I)	3,989	90,909
Cambrex Corp. (I)	660	12,454
Charles River
Laboratories International, Inc. (I)	1,154	69,632
Covance, Inc. (I)	1,344	139,642
Enzo Biochem, Inc. (I)	1,398	5,816
Fluidigm Corp. (I)	639	28,161
Furiex Pharmaceuticals, Inc. (I)	242	21,054
Illumina, Inc. (I)	3,022	449,251
Luminex Corp. (I)	925	16,752
Mettler-Toledo International, Inc. (I)	711	167,568
NeoGenomics, Inc. (I)	2,010	6,975
Pacific Biosciences of California, Inc. (I)	1,657	8,865
PAREXEL International Corp. (I)	1,321	71,453
PerkinElmer, Inc.	2,680	120,761
Quintiles Transnational Holdings, Inc. (I)	2,792	141,750
Sequenom, Inc. (I)	2,766	6,777
Techne Corp.	892	76,150
Thermo Fisher Scientific, Inc.	8,663	1,041,639
Waters Corp. (I)	2,012	218,121

		3,258,685
Pharmaceuticals - 4.5%
AbbVie, Inc.	37,909	1,948,523
AcelRx Pharmaceuticals, Inc. (I)	1,016	12,202
Actavis PLC (I)	4,173	859,012
Acura Pharmaceuticals, Inc. (I)	1,383	2,019
Aerie Pharmaceuticals, Inc. (I)	629	13,329
Akorn, Inc. (I)	2,250	49,500
Alexza Pharmaceuticals, Inc. (I)	317	1,404
Alimera Sciences, Inc. (I)	713	5,626
Allergan, Inc.	7,113	882,723
Ampio Pharmaceuticals, Inc. (I)	1,153	7,322
Aratana Therapeutics, Inc. (I)	557	10,338
Auxilium Pharmaceuticals, Inc. (I)(L)	1,190	32,344
AVANIR Pharmaceuticals, Inc., Class A (I)	4,052	14,871
BioDelivery Sciences International, Inc. (I)	1,099	9,276
Bristol-Myers Squibb Company	39,500	2,052,025

291

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cempra, Inc. (I)(L)	1,116	$12,890
Columbia Laboratories, Inc. (I)	351	2,534
ContraVir Pharmaceuticals, Inc. (I)(L)	246	554
Corcept Therapeutics, Inc. (I)	2,007	8,751
Cumberland Pharmaceuticals, Inc. (I)	672	3,024
Depomed, Inc. (I)	1,587	23,012
Durect Corp. (I)	2,824	3,756
Eli Lilly & Company	27,014	1,590,044
Endo International PLC (I)	2,745	188,444
Endocyte, Inc. (I)	899	21,405
Forest Laboratories, Inc. (I)	6,427	593,019
Hi-Tech Pharmacal Company, Inc.	366	15,859
Horizon Pharma, Inc. (I)(L)	1,388	20,987
Hospira, Inc. (I)	3,963	171,400
Impax Laboratories, Inc. (I)	1,658	43,804
Johnson & Johnson	67,685	6,648,698
Lannett Company, Inc. (I)	902	32,219
Merck & Company, Inc.	70,100	3,979,577
Mylan, Inc. (I)	9,156	447,087
Nektar Therapeutics (I)	3,002	36,384
Omeros Corp. (I)	874	10,549
Pacira Pharmaceuticals, Inc. (I)	873	61,101
Pain Therapeutics, Inc. (I)	1,407	7,739
Pernix Therapeutics Holdings (I)	748	4,002
Pfizer, Inc.	155,879	5,006,833
Pozen, Inc. (I)	1,227	9,816
Prestige Brands Holdings, Inc. (I)	1,278	34,826
Questcor Pharmaceuticals, Inc. (L)	1,439	93,434
Relypsa, Inc. (I)	705	21,016
Repros Therapeutics, Inc. (I)	538	9,544
Sagent Pharmaceuticals, Inc. (I)	726	16,967
Salix Pharmaceuticals, Ltd. (I)	1,485	153,861
Sucampo Pharmaceuticals, Inc., Class A (I)	1,511	10,804
Supernus Pharmaceuticals, Inc. (I)	844	7,545
The Medicines Company (I)	1,542	43,824
TherapeuticsMD, Inc. (I)	3,156	19,914
Transcept Pharmaceuticals, Inc. (I)	476	1,466
Ventrus Biosciences, Inc. (I)	458	586
Vivus, Inc. (I)(L)	2,325	13,811
XenoPort, Inc. (I)	1,347	6,964
Zoetis, Inc.	11,896	344,270
Zogenix, Inc. (I)(L)	3,564	10,140

		25,632,974

		66,210,801
Industrials - 10.7%
Aerospace & Defense - 2.4%
AAR Corp.	1,006	26,106
Aerovironment, Inc. (I)	570	22,943
Alliant Techsystems, Inc.	755	107,323
American Science & Engineering, Inc.	220	14,777
API Technologies Corp. (I)	1,409	4,128
Astronics Corp. (I)	396	25,110
Astronics Corp., Class B (I)	79	4,685
B/E Aerospace, Inc. (I)	2,507	217,583
CPI Aerostructures, Inc. (I)	277	3,601
Cubic Corp.	656	33,502
Curtiss-Wright Corp.	1,137	72,245
DigitalGlobe, Inc. (I)	1,782	51,696
Ducommun, Inc. (I)	248	6,215
Engility Holdings, Inc. (I)	554	24,958
Erickson Air-Crane, Inc. (I)	507	9,790
Esterline Technologies Corp. (I)	729	77,668

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Exelis, Inc.	4,626	$87,940
GenCorp, Inc. (I)	1,536	28,063
General Dynamics Corp.	8,420	917,106
HEICO Corp., Class A	1,395	60,557
Hexcel Corp. (I)	2,343	102,014
Honeywell International, Inc.	18,808	1,744,630
Huntington Ingalls Industries, Inc.	1,174	120,053
Kratos Defense & Security Solutions, Inc. (I)	1,499	11,302
L-3 Communications Holdings, Inc.	2,050	242,208
LMI Aerospace, Inc. (I)	376	5,302
Lockheed Martin Corp.	7,665	1,251,235
Moog, Inc., Class A (I)	1,069	70,030
National Presto Industries, Inc. (L)	167	13,033
Northrop Grumman Corp.	5,427	669,583
Orbital Sciences Corp. (I)	1,479	41,264
Precision Castparts Corp.	3,479	879,352
Raytheon Company	7,674	758,114
Rockwell Collins, Inc.	3,195	254,546
Sparton Corp. (I)	344	10,072
Spirit Aerosystems Holdings, Inc., Class A (I)	3,453	97,340
Sypris Solutions, Inc.	379	1,050
Taser International, Inc. (I)	1,282	23,448
Teledyne Technologies, Inc. (I)	905	88,084
Textron, Inc.	6,767	265,875
The Boeing Company	18,018	2,261,079
The KEYW Holding Corp. (I)(L)	815	15,249
TransDigm Group, Inc.	1,269	235,019
Triumph Group, Inc.	1,233	79,627
United Technologies Corp.	22,009	2,571,532

		13,607,037
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	13,714
Atlas Air Worldwide Holdings, Inc. (I)	649	22,890
C.H. Robinson Worldwide, Inc.	3,702	193,948
Echo Global Logistics, Inc. (I)	676	12,384
Expeditors International of Washington, Inc.	4,831	191,453
FedEx Corp.	7,565	1,002,816
Forward Air Corp.	830	38,271
Hub Group, Inc., Class A (I)	1,024	40,950
Park-Ohio Holdings Corp. (I)	343	19,259
United Parcel Service, Inc., Class B	22,257	2,167,387
UTi Worldwide, Inc.	2,522	26,708
XPO Logistics, Inc. (I)(L)	879	25,851

		3,755,631
Airlines - 0.5%
Alaska Air Group, Inc.	1,641	153,122
Allegiant Travel Company	464	51,936
American Airlines Group, Inc. (I)	18,090	662,094
Delta Air Lines, Inc.	20,531	711,399
Hawaiian Holdings, Inc. (I)(L)	1,540	21,498
JetBlue Airways Corp. (I)(L)	6,490	56,398
Republic Airways Holdings, Inc. (I)	1,141	10,429
SkyWest, Inc.	1,535	19,587
Southwest Airlines Company	16,801	396,672
Spirit Airlines, Inc. (I)	1,723	102,346
United Continental Holdings, Inc. (I)	8,656	386,317

		2,571,798
Building Products - 0.2%
AAON, Inc.	966	26,922
American Woodmark Corp. (I)	470	15,820
AO Smith Corp.	2,206	101,520

292

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Apogee Enterprises, Inc.	713	$23,693
Armstrong World Industries, Inc. (I)	1,369	72,899
Builders FirstSource, Inc. (I)	2,899	26,410
Fortune Brands Home & Security, Inc.	4,027	169,456
Gibraltar Industries, Inc. (I)	947	17,870
Griffon Corp.	1,661	19,832
Insteel Industries, Inc.	563	11,074
Lennox International, Inc.	1,177	107,001
Masco Corp.	8,607	191,161
NCI Building Systems, Inc. (I)	1,785	31,166
Nortek, Inc. (I)	350	28,774
Owens Corning	2,856	123,294
Patrick Industries, Inc. (I)	368	16,313
PGT, Inc. (I)	1,305	15,021
Ply Gem Holdings, Inc. (I)	1,531	19,337
Quanex Building Products Corp.	980	20,266
Simpson Manufacturing Company, Inc.	1,094	38,651
Trex Company, Inc. (I)	422	30,874
Universal Forest Products, Inc.	435	24,073
USG Corp. (I)	3,229	105,653

		1,237,080
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,288	37,017
ACCO Brands Corp. (I)	2,455	15,123
ARC Document Solutions, Inc. (I)	1,558	11,592
Casella Waste Systems, Inc., Class A (I)	1,234	6,306
Cintas Corp.	2,871	171,140
Clean Harbors, Inc. (I)	1,477	80,925
Copart, Inc. (I)	2,964	107,860
Covanta Holding Corp.	3,037	54,818
Deluxe Corp.	1,221	64,066
EnerNOC, Inc. (I)	701	15,618
Ennis, Inc.	718	11,897
Fuel Tech, Inc. (I)	793	3,965
G&K Services, Inc., Class A	454	27,771
Healthcare Services Group, Inc.	1,683	48,908
Heritage-Crystal Clean, Inc. (I)	768	13,924
Herman Miller, Inc.	1,550	49,802
HNI Corp.	1,139	41,642
Hudson Technologies, Inc. (I)	1,078	3,018
InnerWorkings, Inc. (I)	1,268	9,713
Interface, Inc.	1,612	33,127
Intersections, Inc.	680	4,012
Iron Mountain, Inc.	4,655	128,338
KAR Auction Services, Inc.	3,268	99,184
Kimball International, Inc., Class B	1,061	19,215
Knoll, Inc.	1,200	21,828
McGrath RentCorp.	612	21,396
Metalico, Inc. (I)	1,349	2,199
Mobile Mini, Inc.	1,167	50,601
MSA Safety, Inc.	925	52,725
Multi-Color Corp.	538	18,830
NL Industries, Inc.	1,224	13,268
Performant Financial Corp. (I)	960	8,688
Pitney Bowes, Inc. (L)	4,820	125,272
Quad/Graphics, Inc.	1,184	27,765
R.R. Donnelley & Sons Company	4,875	87,263
Republic Services, Inc.	8,564	292,546
Rollins, Inc.	3,435	103,874
Schawk, Inc.	698	13,953
SP Plus Corp. (I)	481	12,636
Steelcase, Inc., Class A	3,134	52,056
Stericycle, Inc. (I)	2,018	229,285

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Swisher Hygiene, Inc. (I)	4,502	$2,026
Team, Inc. (I)	589	25,245
Tetra Tech, Inc. (I)	1,545	45,717
The ADT Corp. (L)	4,636	138,848
The Brink’s Company	1,094	31,234
UniFirst Corp.	475	52,222
United Stationers, Inc.	1,007	41,357
US Ecology, Inc.	556	20,639
Versar, Inc. (I)	1,039	4,156
Viad Corp.	689	16,564
Waste Connections, Inc.	2,958	129,738
Waste Management, Inc.	10,963	461,213
West Corp.	1,935	46,305

		3,208,430
Construction & Engineering - 0.2%
AECOM Technology Corp. (I)	2,422	77,916
Aegion Corp. (I)	1,004	25,411
Ameresco, Inc., Class A (I)	1,114	8,422
Comfort Systems USA, Inc.	940	14,326
Dycom Industries, Inc. (I)	863	27,279
EMCOR Group, Inc.	1,546	72,337
Fluor Corp.	3,857	299,805
Furmanite Corp. (I)	1,126	11,057
Granite Construction, Inc.	951	37,973
Great Lakes Dredge & Dock Corp. (I)	2,049	18,707
Jacobs Engineering Group, Inc. (I)	3,098	196,723
KBR, Inc.	3,532	94,234
Layne Christensen Company (I)	532	9,677
MasTec, Inc. (I)	1,783	77,454
MYR Group, Inc. (I)	561	14,205
Orion Marine Group, Inc. (I)	763	9,591
Pike Corp. (I)	949	10,211
Primoris Services Corp.	1,267	37,985
Quanta Services, Inc. (I)	5,027	185,496
Sterling Construction Company, Inc. (I)	796	6,901
Tutor Perini Corp. (I)	1,191	34,146
URS Corp.	1,743	82,026

		1,351,882
Electrical Equipment - 0.7%
Active Power, Inc. (I)	864	2,860
Acuity Brands, Inc.	1,050	139,199
American Superconductor Corp. (I)	1,242	2,000
AMETEK, Inc.	5,813	299,311
AZZ, Inc.	669	29,891
Brady Corp., Class A	1,191	32,336
Broadwind Energy, Inc. (I)	481	5,878
Capstone Turbine Corp. (I)(L)	11,149	23,747
Eaton Corp. PLC	11,347	852,387
Emerson Electric Company	16,940	1,131,592
Encore Wire Corp.	509	24,692
EnerSys, Inc.	1,186	82,178
Enphase Energy, Inc. (I)(L)	1,270	9,347
Espey Manufacturing & Electronics Corp.	162	4,415
Franklin Electric Company, Inc.	1,168	49,663
FuelCell Energy, Inc. (I)(L)	5,660	14,037
General Cable Corp.	1,116	28,581
Global Power Equipment Group, Inc.	699	13,903
GrafTech International, Ltd. (I)(L)	3,533	38,580
Hubbell, Inc., Class B	1,387	166,260
Lighting Science Group Corp. (I)(L)	3,647	1,422
Lime Energy Co (I)	158	615
Plug Power Inc (I)(L)	3,427	24,332

293

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Polypore International, Inc. (I)(L)	1,089	$37,255
Powell Industries, Inc.	356	23,069
Power Solutions International, Inc. (I)	259	19,469
Preformed Line Products Company	151	10,351
Regal-Beloit Corp.	1,083	78,745
Revolution Lighting Technologies, Inc. (I)	2,016	6,350
Rockwell Automation, Inc.	3,311	412,385
Roper Industries, Inc.	2,343	312,814
SL Industries, Inc. (I)	235	5,772
SolarCity Corp. (I)(L)	1,982	124,113
The Babcock & Wilcox Company	2,624	87,117
Thermon Group Holdings, Inc. (I)	760	17,617
Valence Technology, Inc. (I)	5,079	181
Vicor Corp. (I)	1,178	12,016

		4,124,480
Industrial Conglomerates - 1.8%
3M Company	16,205	2,198,370
Carlisle Companies, Inc.	1,535	121,787
Danaher Corp.	16,701	1,252,575
General Electric Company	242,536	6,279,257
Raven Industries, Inc.	906	29,672

		9,881,661
Machinery - 1.9%
Actuant Corp., Class A	1,781	60,821
AGCO Corp.	2,312	127,530
Albany International Corp., Class A	756	26,868
Altra Holdings, Inc.	757	27,025
American Railcar Industries, Inc. (L)	519	36,346
Ampco-Pittsburgh Corp.	317	5,982
Astec Industries, Inc.	567	24,897
Barnes Group, Inc.	1,329	51,127
Blount International, Inc. (I)	1,228	14,613
Briggs & Stratton Corp. (L)	1,078	23,986
Caterpillar, Inc.	15,378	1,528,112
Chart Industries, Inc. (I)(L)	708	56,321
CIRCOR International, Inc.	465	34,098
CLARCOR, Inc.	1,194	68,476
Colfax Corp. (I)	2,435	173,689
Columbus McKinnon Corp. (I)	651	17,440
Commercial Vehicle Group, Inc. (I)	1,067	9,731
Crane Company	1,353	96,266
Cummins, Inc.	4,456	663,899
Deere & Company	9,056	822,285
Donaldson Company, Inc.	3,471	147,170
Douglas Dynamics, Inc.	897	15,626
Dover Corp.	4,075	333,131
Dynamic Materials Corp.	379	7,216
Energy Recovery, Inc. (I)	1,363	7,251
EnPro Industries, Inc. (I)	496	36,044
ESCO Technologies, Inc.	685	24,105
Federal Signal Corp. (I)	1,496	22,290
Flowserve Corp.	3,333	261,107
FreightCar America, Inc.	399	9,273
Graco, Inc.	1,484	110,914
Graham Corp.	360	11,466
Greenbrier Companies, Inc. (I)	617	28,135
Harsco Corp.	2,023	47,399
Hyster-Yale Materials Handling, Inc.	360	35,100
IDEX Corp.	1,962	143,010
Illinois Tool Works, Inc.	10,592	861,447
ITT Corp.	2,155	92,148
John Bean Technologies Corp.	744	22,990

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Joy Global, Inc. (L)	2,471	$143,318
Kadant, Inc.	356	12,983
Kennametal, Inc.	1,834	81,246
LB Foster Company, Class A	393	18,412
Lincoln Electric Holdings, Inc.	1,978	142,436
Lindsay Corp. (L)	317	27,953
Lydall, Inc. (I)	557	12,739
Manitex International, Inc. (I)	420	6,846
Meritor, Inc. (I)	2,393	29,314
Middleby Corp. (I)	459	121,272
Mueller Industries, Inc.	1,282	38,447
Mueller Water Products, Inc., Class A	4,056	38,532
Navistar International Corp. (I)(L)	1,939	65,674
NN, Inc.	585	11,525
Nordson Corp.	1,531	107,920
Oshkosh Corp.	2,074	122,096
PACCAR, Inc.	8,380	565,147
Pall Corp.	2,659	237,901
Parker Hannifin Corp.	3,523	421,738
Pentair, Ltd.	4,792	380,197
PMFG, Inc. (I)	848	5,063
Proto Labs, Inc. (I)	634	42,903
RBC Bearings, Inc. (I)	550	35,035
Rexnord Corp. (I)	2,268	65,727
Snap-on, Inc.	1,364	154,787
SPX Corp.	1,059	104,110
Standex International Corp.	409	21,914
Stanley Black & Decker, Inc.	4,183	339,827
Sun Hydraulics Corp.	689	29,841
Tecumseh Products Company, Class A (I)	535	3,692
Tennant Company	492	32,285
Terex Corp.	2,704	119,787
The ExOne Company (I)	298	10,677
The Gorman-Rupp Company	672	21,363
The LS Starrett Company, Class A	473	7,535
The Manitowoc Company, Inc.	3,212	101,017
The Toro Company	1,418	89,603
Timken Company	2,322	136,487
Titan International, Inc. (L)	1,210	22,978
TriMas Corp. (I)	1,133	37,616
Trinity Industries, Inc.	1,902	137,077
Twin Disc, Inc.	494	13,012
Valmont Industries, Inc. (L)	632	94,067
Wabash National Corp. (I)	1,922	26,447
WABCO Holdings, Inc. (I)	1,477	155,912
Wabtec Corp.	2,330	180,575
Watts Water Technologies, Inc., Class A	857	50,297
Woodward, Inc.	1,685	69,978
Xylem, Inc.	4,469	162,761

		10,943,403
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	529	2,111
Genco Shipping & Trading, Ltd. (I)	955	1,681
Kirby Corp. (I)	1,313	132,941
Matson, Inc.	1,025	25,307
Rand Logistics, Inc. (I)	557	3,843

		165,883
Professional Services - 0.3%
Acacia Research Corp. (L)	1,195	18,260
Barrett Business Services, Inc.	202	12,033
CBIZ, Inc. (I)	1,604	14,693
CDI Corp.	578	9,913

294

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
CRA International, Inc. (I)	287	$6,305
Equifax, Inc.	2,853	194,090
Exponent, Inc.	289	21,692
Franklin Covey Company (I)	557	11,012
FTI Consulting, Inc. (I)	921	30,706
Heidrick & Struggles International, Inc.	459	9,212
Hill International, Inc. (I)	1,724	9,482
Huron Consulting Group, Inc. (I)	572	36,253
ICF International, Inc. (I)	571	22,732
IHS, Inc., Class A (I)	1,598	194,157
Insperity, Inc.	655	20,292
Kelly Services, Inc., Class A	880	20,882
Kforce, Inc.	800	17,056
Korn/Ferry International (I)	1,149	34,206
ManpowerGroup, Inc.	1,845	145,441
Mastech Holdings, Inc.	296	4,108
Mistras Group, Inc. (I)	687	15,643
Navigant Consulting, Inc. (I)	1,124	20,974
Odyssey Marine Exploration, Inc. (I)(L)	2,604	5,963
On Assignment, Inc. (I)	1,216	46,925
Pendrell Corp. (I)	8,578	15,698
Resources Connection, Inc.	976	13,752
Robert Half International, Inc.	3,317	139,148
RPX Corp. (I)	1,202	19,569
The Advisory Board Company (I)	886	56,926
The Corporate Executive Board Company	835	61,982
The Dolan Company (I)	898	14
The Dun & Bradstreet Corp.	909	90,309
Towers Watson & Company, Class A	1,675	191,034
TrueBlue, Inc. (I)	1,122	32,830
Verisk Analytics, Inc., Class A (I)	3,990	239,240
VSE Corp.	167	8,801
WageWorks, Inc. (I)	826	46,347

		1,837,680
Road & Rail - 1.0%
AMERCO	480	111,418
Arkansas Best Corp.	705	26,050
Avis Budget Group, Inc. (I)	2,532	123,308
Celadon Group, Inc.	717	17,237
Con-way, Inc.	1,410	57,923
CSX Corp.	24,266	702,986
Genesee & Wyoming, Inc., Class A (I)	1,289	125,445
Heartland Express, Inc. (L)	2,321	52,663
Hertz Global Holdings, Inc. (I)	10,697	284,968
J.B. Hunt Transport Services, Inc.	2,785	200,297
Kansas City Southern	2,626	268,010
Knight Transportation, Inc.	1,874	43,346
Landstar System, Inc.	1,058	62,655
Marten Transport, Ltd.	1,173	25,243
Norfolk Southern Corp.	7,407	719,738
Old Dominion Freight Line, Inc. (I)	2,081	118,076
Patriot Transportation Holding, Inc. (I)	282	10,166
Providence and Worcester Railroad Company	251	4,430
Roadrunner Transportation Systems, Inc. (I)	1,015	25,619
Ryder Systems, Inc.	1,195	95,504
Saia, Inc. (I)	643	24,569
Swift Transportation Company (I)	3,346	82,814
Union Pacific Corp.	11,003	2,064,823
Universal Truckload Services, Inc.	735	21,242
USA Truck, Inc. (I)	383	5,638
Werner Enterprises, Inc.	1,617	41,250

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
YRC Worldwide, Inc. (I)	304	$6,840

		5,322,258
Trading Companies & Distributors - 0.4%
Aceto Corp.	706	14,184
Air Lease Corp.	2,442	91,062
Aircastle, Ltd.	1,918	37,171
Applied Industrial Technologies, Inc.	1,031	49,735
Beacon Roofing Supply, Inc. (I)	1,131	43,724
BlueLinx Holdings, Inc. (I)	1,969	2,560
CAI International, Inc. (I)	572	14,111
DXP Enterprises, Inc. (I)	367	34,839
Fastenal Company (L)	7,070	348,692
GATX Corp.	1,122	76,161
H&E Equipment Services, Inc. (I)	922	37,295
HD Supply Holdings, Inc. (I)	4,467	116,812
Houston Wire & Cable Company	638	8,377
Kaman Corp.	670	27,256
MRC Global, Inc. (I)	2,326	62,709
MSC Industrial Direct Company, Inc., Class A	1,510	130,645
Rush Enterprises, Inc., Class A (I)	968	31,441
Stock Building Supply Holdings, Inc. (I)	780	15,850
TAL International Group, Inc. (I)(L)	812	34,810
Textainer Group Holdings, Ltd. (L)	1,298	49,674
Titan Machinery, Inc. (I)	544	8,524
United Rentals, Inc. (I)	2,261	214,659
W.W. Grainger, Inc.	1,640	414,362
Watsco, Inc.	810	80,927
WESCO International, Inc. (I)(L)	1,020	84,884

		2,030,464
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,198	68,609
Wesco Aircraft Holdings, Inc. (I)	2,341	51,525

		120,134

		60,157,821
Information Technology - 17.8%
Communications Equipment - 1.5%
ADTRAN, Inc.	1,439	35,126
ARRIS Group, Inc. (I)	3,419	96,347
Aruba Networks, Inc. (I)	2,538	47,588
Aviat Networks, Inc. (I)	1,974	3,139
Bel Fuse, Inc., Class B	373	8,169
Black Box Corp.	458	11,148
Brocade Communications Systems, Inc. (I)	10,370	110,026
CalAmp Corp. (I)	938	26,142
Calix, Inc. (I)	1,421	11,979
Ciena Corp. (I)(L)	2,566	58,351
Cisco Systems, Inc.	128,093	2,870,564
Commscope Holding Company, Inc. (I)	4,579	113,010
Dialogic, Inc. (I)	241	188
Digi International, Inc. (I)	713	7,237
EchoStar Corp., Class A (I)	2,166	103,015
Emcore Corp. (I)	763	3,853
Emulex Corp. (I)	2,134	15,770
Extreme Networks, Inc. (I)	2,022	11,728
F5 Networks, Inc. (I)	1,867	199,078
Finisar Corp. (I)	2,207	58,508
Harmonic, Inc. (I)	2,721	19,428
Harris Corp.	2,560	187,290
Infinera Corp. (I)	2,668	24,225
InterDigital, Inc. (L)	948	31,388
Ixia (I)	1,783	22,288

295

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
JDS Uniphase Corp. (I)	5,871	$82,194
Juniper Networks, Inc. (I)	12,089	311,413
Meru Networks, Inc. (I)	433	1,953
Motorola Solutions, Inc.	6,304	405,284
NETGEAR, Inc. (I)	889	29,986
Novatel Wireless, Inc. (I)	1,074	1,890
Numerex Corp., Class A (I)	926	10,121
Oplink Communications, Inc. (I)	639	11,476
Palo Alto Networks, Inc. (I)	1,766	121,148
Parkervision, Inc. (I)	2,235	10,728
Plantronics, Inc.	1,109	49,295
Polycom, Inc. (I)	4,160	57,075
Powerwave Technologies, Inc. (I)(L)	912	2
Procera Networks, Inc. (I)	608	6,317
QUALCOMM, Inc.	40,737	3,212,520
Riverbed Technology, Inc. (I)	4,065	80,121
Ruckus Wireless, Inc. (I)	1,798	21,864
ShoreTel, Inc. (I)	1,320	11,352
Sonus Networks, Inc. (I)	7,104	23,940
Sycamore Networks, Inc. (I)	773	441
Tessco Technologies, Inc.	309	11,544
Ubiquiti Networks, Inc. (I)	2,142	97,397
ViaSat, Inc. (I)	1,087	75,046

		8,708,692
Electronic Equipment, Instruments & Components - 0.7%
Aeroflex Holding Corp. (I)	2,123	17,642
Amphenol Corp., Class A	3,778	346,254
Anixter International, Inc.	773	78,475
Arrow Electronics, Inc. (I)	2,357	139,912
Audience, Inc. (I)	394	4,925
Avnet, Inc.	3,210	149,361
AVX Corp.	4,025	53,050
Badger Meter, Inc.	435	23,969
Belden, Inc.	1,053	73,289
Benchmark Electronics, Inc. (I)	1,407	31,869
CDW Corp/DE	4,060	111,406
Checkpoint Systems, Inc. (I)	1,010	13,554
Cognex Corp.	2,162	73,205
Coherent, Inc. (I)	623	40,713
Control4 Corp. (I)	676	14,338
Corning, Inc.	34,966	727,992
CTS Corp.	903	18,855
Daktronics, Inc.	1,118	16,088
Dolby Laboratories, Inc., Class A (I)(L)	2,481	110,405
DTS, Inc. (I)	507	10,018
Echelon Corp. (I)	1,218	3,386
Electro Rent Corp.	657	11,557
Electro Scientific Industries, Inc.	1,363	13,426
eMagin Corp. (I)	820	2,066
FARO Technologies, Inc. (I)	470	24,910
FEI Company	1,012	104,256
FLIR Systems, Inc.	3,439	123,804
GSI Group, Inc. (I)	1,358	17,735
Identive Group, Inc. (I)	1,823	2,060
II-VI, Inc. (I)	1,532	23,639
Ingram Micro, Inc., Class A (I)	3,568	105,470
Insight Enterprises, Inc. (I)	950	23,855
InvenSense, Inc. (I)(L)	2,246	53,163
IPG Photonics Corp. (I)(L)	1,210	86,007
Itron, Inc. (I)	903	32,093
Jabil Circuit, Inc.	4,996	89,928
KEMET Corp. (I)	1,819	10,568
Knowles Corp. (I)	2,037	64,308

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Littelfuse, Inc.	562	$52,626
Maxwell Technologies, Inc. (I)	724	9,354
Measurement Specialties, Inc. (I)	495	33,586
Mercury Systems, Inc. (I)	1,173	15,495
Mesa Laboratories, Inc.	139	12,545
Methode Electronics, Inc.	886	27,165
MOCON, Inc.	510	8,507
MTS Systems Corp.	413	28,286
Multi-Fineline Electronix, Inc. (I)	1,048	13,414
National Instruments Corp.	3,022	86,701
Netlist, Inc. (I)	1,027	1,951
Newport Corp. (I)	1,042	21,549
OSI Systems, Inc. (I)	477	28,553
Park Electrochemical Corp.	597	17,832
PC Connection, Inc.	675	13,716
Plexus Corp. (I)	830	33,258
Pulse Electronics Corp. (I)	137	527
Radisys Corp. (I)	794	2,850
RealD, Inc. (I)	1,198	13,382
Richardson Electronics, Ltd.	668	7,188
Rofin-Sinar Technologies, Inc. (I)	720	17,251
Rogers Corp. (I)	481	30,024
Sanmina Corp. (I)	2,020	35,249
ScanSource, Inc. (I)	664	27,071
Speed Commerce, Inc. (I)	2,527	9,198
SYNNEX Corp. (I)	897	54,367
Tech Data Corp. (I)	895	54,559
Trimble Navigation, Ltd. (I)	6,185	240,411
TTM Technologies, Inc. (I)	1,990	16,816
Universal Display Corp. (I)(L)	1,115	35,580
Viasystems Group, Inc. (I)	571	7,149
Vishay Intertechnology, Inc.	3,586	53,360
Zebra Technologies Corp., Class A (I)	1,187	82,390
Zygo Corp. (I)	765	11,620

		3,951,081
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (I)	4,229	246,170
Angie’s List, Inc. (I)(L)	1,342	16,346
AOL, Inc. (I)	1,892	82,813
Bankrate, Inc. (I)	2,362	40,012
Bazaarvoice, Inc. (I)(L)	1,789	13,060
Benefitfocus, Inc. (I)(L)	572	26,867
Blucora, Inc. (I)	902	17,760
Brightcove, Inc. (I)	656	6,448
BroadVision, Inc. (I)	124	1,371
Carbonite, Inc. (I)	665	6,776
ChannelAdvisor Corp. (I)	530	20,002
Chegg, Inc. (I)(L)	2,115	14,805
comScore, Inc. (I)	1,002	32,856
Constant Contact, Inc. (I)	855	20,913
Conversant, Inc. (I)(L)	1,811	50,980
Cornerstone OnDemand, Inc. (I)	1,194	57,157
CoStar Group, Inc. (I)	685	127,917
Cvent, Inc. (I)	1,002	36,222
Dealertrack Technologies, Inc. (I)	1,058	52,043
Demand Media, Inc. (I)	1,798	8,720
Demandware, Inc. (I)	849	54,387
Digital River, Inc. (I)	987	17,203
E2open, Inc. (I)(L)	598	14,095
Earthlink Holdings Corp.	2,349	8,480
eBay, Inc. (I)	31,019	1,713,490

296

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Endurance International
Group Holdings, Inc. (I)(L)	3,078	$40,045
Envestnet, Inc. (I)	867	34,836
Equinix, Inc. (I)	1,187	219,405
Facebook, Inc., Class A (I)	58,866	3,546,088
Global Eagle Entertainment, Inc. (I)	1,359	21,445
Gogo, Inc. (I)(L)	2,099	43,113
Google, Inc., Class A (I)	8,012	8,929,454
IAC/InterActiveCorp	1,943	138,711
Internap Network Services Corp. (I)	1,629	11,533
IntraLinks Holdings, Inc. (I)	1,586	16,225
j2 Global, Inc. (L)	1,122	56,156
Limelight Networks, Inc. (I)	2,442	5,324
LinkedIn Corp., Class A (I)	2,860	528,928
Liquidity Services, Inc. (I)(L)	719	18,730
LivePerson, Inc. (I)	1,346	16,246
LogMeIn, Inc. (I)	689	30,929
Marchex, Inc., Class B	1,000	10,510
Marin Software, Inc. (I)(L)	788	8,329
Marketo, Inc. (I)	865	28,260
MeetMe, Inc. (I)	1,007	3,283
Millennial Media, Inc. (I)(L)	2,668	18,463
Monster Worldwide, Inc. (I)	2,708	20,256
Move, Inc. (I)	1,071	12,381
NIC, Inc.	1,581	30,529
OpenTable, Inc. (I)(L)	554	42,619
Pandora Media, Inc. (I)	4,725	143,262
Perficient, Inc. (I)	697	12,630
QuinStreet, Inc. (I)	930	6,175
Rackspace Hosting, Inc. (I)	3,378	110,866
RealNetworks, Inc. (I)	977	7,406
Rocket Fuel, Inc. (I)(L)	829	35,548
SciQuest, Inc. (I)	622	16,803
Shutterstock, Inc. (I)	835	60,629
Spark Networks, Inc. (I)	604	3,159
SPS Commerce, Inc. (I)	348	21,385
Stamps.com, Inc. (I)	343	11,511
support.com, Inc. (I)	1,791	4,567
Synacor, Inc. (I)	720	1,778
TechTarget, Inc. (I)	764	5,508
Textura Corp. (I)(L)	513	12,933
Travelzoo, Inc. (I)	401	9,183
Trulia, Inc. (I)(L)	930	30,876
Twitter, Inc. (I)(L)	13,056	609,324
United Online, Inc.	328	3,792
Unwired Planet, Inc. (I)	2,609	5,662
VeriSign, Inc. (I)(L)	3,381	182,270
Vocus, Inc. (I)	554	7,385
Web.com Group, Inc. (I)	1,291	43,933
WebMD Health Corp. (I)(L)	946	39,164
Xoom Corp. (I)	734	14,328
Yahoo!, Inc. (I)	24,218	869,426
Yelp, Inc. (I)	1,575	121,165
Zillow, Inc., Class A (I)(L)	912	80,347

		18,989,706
IT Services - 3.2%
Acxiom Corp. (I)	1,763	60,638
Alliance Data Systems Corp. (I)	1,159	315,770
Automatic Data Processing, Inc.	11,521	890,112
Blackhawk Network Holdings, Inc. (I)(L)	1,244	30,341
Booz Allen Hamilton Holding Corp.	3,410	75,020
Broadridge Financial Solutions, Inc.	2,909	108,040
CACI International, Inc., Class A (I)	532	39,262

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Cardtronics, Inc. (I)	1,085	$42,152
Cass Information Systems, Inc.	337	17,376
CIBER, Inc. (I)	2,045	9,366
Cognizant Technology
Solutions Corp., Class A (I)	14,454	731,517
Computer Sciences Corp.	3,551	215,972
Computer Task Group, Inc.	577	9,803
Convergys Corp.	2,403	52,650
CoreLogic, Inc. (I)	2,317	69,603
CSG Systems International, Inc.	918	23,905
DST Systems, Inc.	1,033	97,918
EPAM Systems, Inc. (I)	1,164	38,296
Euronet Worldwide, Inc. (I)	1,168	48,577
ExlService Holdings, Inc. (I)	766	23,677
Fidelity National Information Services, Inc.	6,911	369,393
Fiserv, Inc. (I)	6,160	349,210
FleetCor Technologies, Inc. (I)	1,966	226,287
Forrester Research, Inc.	566	20,291
Gartner, Inc. (I)	2,204	153,046
Genpact, Ltd. (I)	5,610	97,726
Global Cash Access Holdings, Inc. (I)	2,025	13,892
Global Payments, Inc.	1,823	129,634
Heartland Payment Systems, Inc. (L)	844	34,984
Higher One Holdings, Inc. (I)	1,420	10,267
iGATE Corp. (I)	1,475	46,522
Innodata, Inc. (I)	808	2,351
International Business Machines Corp.	26,022	5,008,975
Jack Henry & Associates, Inc.	2,031	113,249
Leidos Holdings, Inc. (L)	1,988	70,316
Lionbridge Technologies, Inc. (I)	1,904	12,776
ManTech International Corp., Class A	903	26,557
MasterCard, Inc., Class A	28,839	2,154,273
Mattersight Corp. (I)	1,020	7,069
MAXIMUS, Inc.	1,660	74,468
ModusLink Global Solutions, Inc. (I)	2,255	9,539
MoneyGram International, Inc. (I)	1,413	24,939
NCI, Inc., Class A (I)	381	4,050
NeuStar, Inc., Class A (I)(L)	1,565	50,878
Newtek Business Services, Inc. (I)	1,992	5,737
Paychex, Inc.	8,667	369,214
PRGX Global, Inc. (I)	959	6,646
Sapient Corp. (I)	3,338	56,946
Science Applications International Corp.	1,136	42,475
ServiceSource International, Inc. (I)	1,729	14,593
Sykes Enterprises, Inc. (I)	1,261	25,056
Syntel, Inc.	1,000	89,900
TeleTech Holdings, Inc. (I)	1,287	31,544
Teradata Corp. (I)	3,873	190,513
The Western Union Company	13,129	214,790
Total System Services, Inc.	4,487	136,450
Unisys Corp. (I)	1,059	32,257
Vantiv, Inc., Class A (I)	4,637	140,130
VeriFone Systems, Inc. (I)	2,675	90,469
Virtusa Corp. (I)	733	24,563
Visa, Inc., Class A	18,682	4,032,697
WEX, Inc. (I)	916	87,066
Xerox Corp.	29,524	333,621

		17,835,354
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (I)	919	22,516
Advanced Micro Devices, Inc. (I)(L)	17,816	71,442
Alpha & Omega Semiconductor, Ltd. (I)	721	5,307
Altera Corp.	7,671	277,997

297

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Ambarella, Inc. (I)(L)	697	$18,617
Amkor Technology, Inc. (I)(L)	5,636	38,663
Amtech Systems, Inc. (I)	344	4,186
Analog Devices, Inc.	7,343	390,207
Applied Materials, Inc.	28,783	587,749
Applied Micro Circuits Corp. (I)	1,860	18,414
Atmel Corp. (I)	9,935	83,057
ATMI, Inc. (I)	770	26,188
AXT, Inc. (I)	645	1,419
Broadcom Corp., Class A	13,823	435,148
Brooks Automation, Inc.	1,693	18,504
Cabot Microelectronics Corp. (I)	546	24,024
Cavium, Inc. (I)	1,306	57,111
Ceva, Inc. (I)	574	10,079
Cirrus Logic, Inc. (I)	1,542	30,640
Cohu, Inc.	836	8,979
Cree, Inc. (I)	2,898	163,911
CVD Equipment Corp. (I)	259	3,618
Cypress Semiconductor Corp. (I)(L)	3,833	39,365
Diodes, Inc. (I)	1,139	29,751
Entegris, Inc. (I)	3,313	40,120
Entropic Communications, Inc. (I)	2,234	9,137
Exar Corp. (I)	1,365	16,312
Fairchild Semiconductor International, Inc. (I)	3,070	42,335
First Solar, Inc. (I)	2,345	163,658
FormFactor, Inc. (I)	1,372	8,767
Freescale Semiconductor, Ltd. (I)	6,310	154,027
GSI Technology, Inc. (I)	900	6,219
GT Advanced Technologies, Inc. (I)(L)	3,033	51,713
Hittite Microwave Corp.	762	48,036
Inphi Corp. (I)	755	12,148
Integrated Device Technology, Inc. (I)	3,718	45,471
Integrated Silicon Solution, Inc. (I)	890	13,840
Intel Corp.	119,156	3,075,416
Intermolecular, Inc. (I)	1,145	3,206
International Rectifier Corp. (I)	1,650	45,210
Intersil Corp., Class A	3,066	39,613
IXYS Corp.	839	9,523
KLA-Tencor Corp.	3,912	270,476
Kopin Corp. (I)	2,337	8,834
Kulicke & Soffa Industries, Inc. (I)	1,781	22,458
Lam Research Corp. (I)	3,884	213,620
Lattice Semiconductor Corp. (I)	2,974	23,316
Linear Technology Corp.	5,513	268,428
LSI Corp.	13,154	145,615
LTX-Credence Corp. (I)	1,415	12,608
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,159	23,817
Marvell Technology Group, Ltd.	11,656	183,582
Mattson Technology, Inc. (I)	1,856	4,306
Maxim Integrated Products, Inc.	6,649	220,215
MaxLinear, Inc., Class A (I)	1,309	12,409
Micrel, Inc.	1,723	19,091
Microchip Technology, Inc. (L)	4,639	221,559
Micron Technology, Inc. (I)	25,208	596,421
Microsemi Corp. (I)	2,319	58,045
MKS Instruments, Inc.	1,286	38,439
Monolithic Power Systems, Inc. (I)	895	34,699
MoSys, Inc. (I)	2,444	11,096
Nanometrics, Inc. (I)	623	11,195
NVIDIA Corp.	13,756	246,370
OmniVision Technologies, Inc. (I)	1,411	24,975
ON Semiconductor Corp. (I)	10,601	99,649

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
PDF Solutions, Inc. (I)	882	$16,026
Photronics, Inc. (I)	1,479	12,616
PMC-Sierra, Inc. (I)	5,216	39,694
Power Integrations, Inc.	714	46,967
QuickLogic Corp. (I)	1,411	7,351
Rambus, Inc. (I)	2,670	28,703
RF Micro Devices, Inc. (I)	6,722	52,969
Rubicon Technology, Inc. (I)	635	7,169
Rudolph Technologies, Inc. (I)	944	10,771
Semtech Corp. (I)	1,537	38,948
Silicon Image, Inc. (I)	2,196	15,152
Silicon Laboratories, Inc. (I)	1,002	52,355
Skyworks Solutions, Inc. (I)	4,403	165,201
Spansion, Inc., Class A (I)	1,657	28,865
STR Holdings, Inc. (I)	1,220	1,940
SunEdison, Inc. (I)	6,364	119,898
SunPower Corp. (I)(L)	2,842	91,683
Supertex, Inc.	562	18,535
Synaptics, Inc. (I)(L)	852	51,137
Teradyne, Inc. (I)(L)	4,605	91,593
Tessera Technologies, Inc.	1,532	36,201
Texas Instruments, Inc.	26,239	1,237,169
Transwitch Corp. (I)	1,304	10
TriQuint Semiconductor, Inc. (I)	4,009	53,681
Ultra Clean Holdings, Inc. (I)	774	10,178
Ultratech, Inc. (I)	647	18,886
Veeco Instruments, Inc. (I)	883	37,024
Xilinx, Inc.	6,411	347,925

		11,561,513
Software - 4.0%
Accelrys, Inc. (I)	1,869	23,288
ACI Worldwide, Inc. (I)	969	57,355
Activision Blizzard, Inc.	16,474	336,729
Actuate Corp. (I)	1,416	8,524
Adobe Systems, Inc. (I)	11,948	785,462
Advent Software, Inc.	1,318	38,696
American Software, Inc., Class A	945	9,611
ANSYS, Inc. (I)	2,187	168,443
Aspen Technology, Inc. (I)	2,229	94,420
Autodesk, Inc. (I)	5,343	262,769
Blackbaud, Inc.	1,183	37,028
Bottomline Technologies, Inc. (I)	911	32,022
BroadSoft, Inc. (I)	685	18,310
CA, Inc.	10,821	335,126
Cadence Design Systems, Inc. (I)	6,903	107,273
Callidus Software, Inc. (I)	1,069	13,384
Citrix Systems, Inc. (I)	4,487	257,688
CommVault Systems, Inc. (I)	1,078	70,016
Compuware Corp.	5,237	54,989
Comverse, Inc. (I)	666	23,030
Concur Technologies, Inc. (I)	1,319	130,673
Cyan, Inc. (I)(L)	1,096	4,680
Document Security Systems, Inc. (I)	1,772	2,268
Ebix, Inc. (L)	840	14,339
Electronic Arts, Inc. (I)	7,374	213,920
Ellie Mae, Inc. (I)(L)	692	19,957
Envivio, Inc. (I)	819	2,531
Epiq Systems, Inc.	1,028	14,012
ePlus, Inc. (I)	259	14,442
FactSet Research Systems, Inc. (L)	1,007	108,565
Fair Isaac Corp.	860	47,575
FalconStor Software, Inc. (I)	1,749	2,763
FireEye, Inc. (I)	2,871	176,767

298

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
FleetMatics Group PLC (I)(L)	779	$26,058
Fortinet, Inc. (I)	3,889	85,675
Gigamon, Inc. (I)	777	23,613
Glu Mobile Inc. (I)(L)	2,758	13,073
Guidance Software, Inc. (I)	867	9,589
Guidewire Software, Inc. (I)	1,611	79,020
Imperva, Inc. (I)	657	36,595
Infoblox, Inc. (I)	1,217	24,413
Informatica Corp. (I)	2,520	95,206
Interactive Intelligence Group, Inc. (I)	490	35,525
Intuit, Inc.	6,994	543,644
Jive Software, Inc. (I)	1,690	13,537
Kofax Ltd. (I)	2,350	20,375
Majesco Entertainment Company (I)	1,485	602
Manhattan Associates, Inc. (I)	1,836	64,315
Mentor Graphics Corp.	2,655	58,463
MICROS Systems, Inc. (I)	1,828	96,756
Microsoft Corp.	200,167	8,204,845
MicroStrategy, Inc., Class A (I)	263	30,348
Mitek Systems, Inc. (I)	1,254	4,853
Model N, Inc. (I)	495	5,004
Monotype Imaging Holdings, Inc.	1,027	30,954
Netscout Systems, Inc. (I)	949	35,663
NetSuite, Inc. (I)	1,775	168,323
Nuance Communications, Inc. (I)(L)	7,373	126,594
Oracle Corp.	109,891	4,495,641
Pegasystems, Inc.	900	31,788
Progress Software Corp. (I)	1,317	28,711
Proofpoint, Inc. (I)	933	34,596
PROS Holdings, Inc. (I)	740	23,317
PTC, Inc. (I)	2,805	99,381
Qlik Technologies, Inc. (I)	2,225	59,163
Qualys, Inc. (I)	696	17,699
Rally Software Development Corp. (I)	544	7,279
RealPage, Inc. (I)(L)	1,749	31,762
Red Hat, Inc. (I)	4,552	241,165
Rosetta Stone, Inc. (I)	599	6,721
Rovi Corp. (I)	2,521	57,428
Salesforce.com, Inc. (I)	14,438	824,265
Seachange International, Inc. (I)	1,026	10,711
ServiceNow, Inc. (I)	3,280	196,538
Silver Spring Networks, Inc. (I)(L)	1,081	18,788
Smith Micro Software, Inc. (I)	1,763	3,508
SolarWinds, Inc. (I)	1,882	80,230
Solera Holdings, Inc.	1,671	105,841
Splunk, Inc. (I)	2,551	182,371
SS&C Technologies Holdings, Inc. (I)	2,028	81,161
Symantec Corp.	16,581	331,123
Synchronoss Technologies, Inc. (I)	1,046	35,867
Synopsys, Inc. (I)	3,607	138,545
Tableau Software, Inc., Class A (I)	1,445	109,936
Take-Two Interactive Software, Inc. (I)	2,282	50,044
Tangoe, Inc. (I)(L)	807	15,002
TeleCommunication Systems, Inc., Class A (I)	1,207	2,776
THQ, Inc. (I)	234	5
TIBCO Software, Inc. (I)	3,948	80,223
TiVo, Inc. (I)	2,924	38,685
Tyler Technologies, Inc. (I)	761	63,680
Ultimate Software Group, Inc. (I)	671	91,927
VASCO Data Security International, Inc. (I)	1,062	8,007
Verint Systems, Inc. (I)	1,301	61,056
VirnetX Holding Corp. (I)(L)	1,232	17,470
VMware, Inc., Class A (I)(L)	10,288	1,111,310

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Wave Systems Corp., Class A (I)	485	$441
Workday, Inc., Class A (I)	3,835	350,634
Zynga, Inc., Class A (I)	19,072	82,010

		22,546,503
Technology Hardware, Storage & Peripherals - 2.9%
3D Systems Corp. (I)(L)	2,440	144,326
Apple, Inc.	21,574	11,579,629
Avid Technology, Inc. (I)	1,037	6,326
Cray, Inc. (I)	1,015	37,880
Diebold, Inc.	1,694	67,574
Dot Hill Systems Corp. (I)	2,398	9,280
Electronics For Imaging, Inc. (I)	1,141	49,417
EMC Corp.	49,384	1,353,615
Fusion-io, Inc. (I)(L)	2,629	27,657
Hewlett-Packard Company	46,335	1,499,401
Imation Corp. (I)	1,203	6,941
Immersion Corp. (I)	986	10,402
Lexmark International, Inc., Class A	1,463	67,722
NCR Corp. (I)	3,948	144,299
NetApp, Inc.	8,177	301,731
Nimble Storage Inc (I)	1,667	63,163
OCZ Technology Group, Inc. (I)	1,924	46
QLogic Corp. (I)	2,269	28,930
Quantum Corp. (I)	5,832	7,115
Qumu Corp. (I)	348	5,568
SanDisk Corp.	5,444	441,998
Silicon Graphics International Corp. (I)	836	10,266
Super Micro Computer, Inc. (I)	1,005	17,457
Transact Technologies, Inc.	494	5,676
Western Digital Corp.	5,668	520,436

		16,406,855

		99,999,704
Materials - 3.6%
Chemicals - 2.3%
A. Schulman, Inc.	713	25,853
Advanced Emissions Solutions, Inc. (I)	476	11,681
Air Products & Chemicals, Inc.	5,033	599,128
Airgas, Inc.	1,763	187,777
Albemarle Corp.	1,919	127,460
American Vanguard Corp.	743	16,086
Arabian American Development Company (I)	686	7,443
Ashland, Inc.	1,853	184,336
Axiall Corp.	1,627	73,085
Balchem Corp.	725	37,787
Cabot Corp.	1,475	87,114
Calgon Carbon Corp. (I)	1,429	31,195
Celanese Corp., Series A	3,805	211,216
CF Industries Holdings, Inc.	1,376	358,641
Chase Corp.	349	11,004
Chemtura Corp. (I)	2,384	60,291
Codexis, Inc. (I)	682	1,391
Cytec Industries, Inc.	866	84,530
E.I. du Pont de Nemours & Company	22,155	1,486,601
Eastman Chemical Company	3,661	315,615
Ecolab, Inc.	7,207	778,284
Ferro Corp. (I)	2,227	30,421
Flotek Industries, Inc. (I)	1,385	38,572
FMC Corp.	3,213	245,987
FutureFuel Corp.	1,202	24,401
GSE Holding, Inc. (I)	557	162
Hawkins, Inc.	312	11,463

299

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
HB Fuller Company	1,198	$57,839
Huntsman Corp.	5,713	139,511
Innophos Holdings, Inc.	533	30,221
Innospec, Inc.	621	28,088
International Flavors & Fragrances, Inc.	1,930	184,643
Intrepid Potash, Inc. (I)(L)	1,827	28,245
KMG Chemicals, Inc.	436	6,836
Koppers Holdings, Inc.	493	20,326
Kraton Performance Polymers, Inc. (I)	778	20,337
Kronos Worldwide, Inc. (L)	2,710	45,203
Landec Corp. (I)	774	8,638
LSB Industries, Inc. (I)	541	20,244
Metabolix, Inc. (I)	824	1,071
Minerals Technologies, Inc.	820	52,939
Monsanto Company	12,667	1,441,125
NewMarket Corp.	309	120,751
Oci Partners LP	2,042	43,780
Olin Corp. (L)	1,916	52,901
OM Group, Inc.	761	25,280
OMNOVA Solutions, Inc. (I)	1,304	13,536
Penford Corp. (I)	473	6,792
Petrologistics LP	3,262	40,579
PolyOne Corp.	2,353	86,261
PPG Industries, Inc.	3,376	653,121
Praxair, Inc.	7,017	919,016
Prospect Global Resources, Inc. (I)	53	74
Quaker Chemical Corp.	343	27,039
Rentech Nitrogen Partners LP	1,086	20,210
Rockwood Holdings, Inc.	1,807	134,441
RPM International, Inc.	3,162	132,298
Senomyx, Inc. (I)	1,262	13,466
Sensient Technologies Corp.	1,240	69,948
Sigma-Aldrich Corp.	2,846	265,759
Stepan Company	506	32,667
Taminco Corp. (I)	1,526	32,061
Terra Nitrogen Company LP	460	70,003
The Dow Chemical Company	29,050	1,411,540
The Mosaic Company	10,149	507,450
The Scotts Miracle-Gro Company, Class A	1,434	87,876
The Sherwin-Williams Company	2,430	479,026
Tredegar Corp.	888	20,433
Valhi, Inc. (L)	7,686	67,791
Valspar Corp.	2,052	147,990
W.R. Grace & Company (I)	1,828	181,283
Westlake Chemical Corp.	3,198	211,644
Zep, Inc.	592	10,478

		13,018,284
Construction Materials - 0.1%
Eagle Materials, Inc.	1,200	106,392
Headwaters, Inc. (I)	1,748	23,091
Martin Marietta Materials, Inc. (L)	1,072	137,591
Texas Industries, Inc. (I)	700	62,734
United States Lime & Minerals, Inc.	212	11,936
Vulcan Materials Company	3,128	207,856

		549,600
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	171	6,344
AptarGroup, Inc.	1,558	102,984
Avery Dennison Corp.	2,321	117,605
Ball Corp.	3,323	182,134
Bemis Company, Inc.	2,394	93,941
Berry Plastics Group, Inc. (I)	2,678	61,996

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Crown Holdings, Inc. (I)	3,205	$143,392
Graphic Packaging Holding Company (I)	8,484	86,197
Greif, Inc., Class A	1,126	59,104
MeadWestvaco Corp.	4,191	157,749
Myers Industries, Inc.	984	19,601
Owens-Illinois, Inc. (I)	3,934	133,087
Packaging Corp. of America	2,346	165,088
Rock-Tenn Company, Class A	1,710	180,525
Sealed Air Corp.	4,745	155,968
Silgan Holdings, Inc.	1,489	73,735
Sonoco Products Company	2,324	95,330
UFP Technologies, Inc. (I)	312	7,600

		1,842,380
Metals & Mining - 0.7%
AK Steel Holding Corp. (I)(L)	3,165	22,851
Alcoa, Inc.	25,518	328,417
Allegheny Technologies, Inc.	2,513	94,690
Allied Nevada Gold Corp. (I)	1,954	8,422
AM Castle & Company (I)	676	9,930
AMCOL International Corp.	808	36,990
Carpenter Technology Corp.	1,236	81,625
Century Aluminum Company (I)	2,202	29,088
Cliffs Natural Resources, Inc. (L)	3,602	73,697
Coeur Mining, Inc. (I)	2,424	22,519
Commercial Metals Company	2,880	54,374
Compass Minerals International, Inc.	779	64,283
Freeport-McMoRan Copper & Gold, Inc.	24,894	823,245
General Moly, Inc. (I)	2,672	2,645
Globe Specialty Metals, Inc.	1,837	38,246
Golden Minerals Company (I)	848	709
Haynes International, Inc.	336	18,144
Hecla Mining Company (L)	9,520	29,226
Hi-crush Partners LP	781	31,490
Horsehead Holding Corp. (I)	1,401	23,565
Kaiser Aluminum Corp.	484	34,567
Materion Corp.	519	17,610
Midway Gold Corp. (I)(L)	3,078	3,232
Molycorp, Inc. (I)(L)	6,266	29,388
Newmont Mining Corp.	11,727	274,881
Noranda Aluminum Holding Corp.	1,665	6,843
Nucor Corp.	7,592	383,700
OCI Resources LP	700	15,183
Olympic Steel, Inc.	370	10,619
Paramount Gold and Silver Corp. (I)(L)	4,437	5,458
Reliance Steel & Aluminum Company	1,791	126,552
Royal Gold, Inc.	1,516	94,932
RTI International Metals, Inc. (I)	816	22,668
Schnitzer Steel Industries, Inc., Class A	687	19,820
Solitario Exploration & Royalty Corp. (I)	2,030	2,578
Southern Copper Corp.	20,082	584,587
Steel Dynamics, Inc.	5,347	95,123
Stillwater Mining Company (I)	2,775	41,098
SunCoke Energy Partners LP	506	14,801
SunCoke Energy, Inc. (I)	1,802	41,158
Synalloy Corp.	473	6,792
Tahoe Resources, Inc. (I)	3,348	70,810
United States Steel Corp. (L)	3,560	98,292
Universal Stainless & Alloy Products, Inc. (I)	230	7,767
US Antimony Corp. (I)	2,052	3,817
Vista Gold Corp. (I)	3,085	1,573
Walter Energy, Inc. (L)	1,471	11,121

300

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Worthington Industries, Inc.	1,600	$61,200

		3,880,326
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	927	26,549
Clearwater Paper Corp. (I)	576	36,098
Deltic Timber Corp.	331	21,591
Domtar Corp.	787	88,317
International Paper Company	10,551	484,080
KapStone Paper and Packaging Corp. (I)	2,388	68,870
Louisiana-Pacific Corp. (I)	3,252	54,861
Neenah Paper, Inc.	450	23,274
PH Glatfelter Company	1,142	31,085
Schweitzer-Mauduit International, Inc.	763	32,496
Verso Paper Corp. (I)	1,827	5,280
Wausau Paper Corp.	1,441	18,344

		890,845

		20,181,435
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.8%
8x8, Inc. (I)	2,375	25,674
Alaska Communications
Systems Group, Inc. (I)	1,419	2,739
American Tower Corp.	9,425	771,625
AT&T, Inc.	126,221	4,426,570
Atlantic Tele-Network, Inc.	401	26,434
Cbeyond, Inc. (I)	824	5,974
CenturyLink, Inc.	14,173	465,441
Cincinnati Bell, Inc. (I)	4,894	16,933
Cogent Communications Group, Inc.	1,163	41,321
Consolidated
Communications Holdings, Inc. (L)	1,056	21,131
FairPoint Communications, Inc. (I)	1,044	14,198
Frontier Communications Corp. (L)	23,827	135,814
General Communication, Inc., Class A (I)	950	10,840
Globalstar, Inc. (I)(L)	12,794	33,904
IDT Corp., Class B	605	10,079
inContact, Inc. (I)	1,358	13,037
Inteliquent, Inc.	876	12,728
Iridium Communications, Inc. (I)(L)	1,659	12,459
Level 3 Communications, Inc. (I)	5,373	210,299
Lumos Networks Corp.	555	7,420
NTS, Inc. (I)	2,840	5,481
Premiere Global Services, Inc. (I)	1,491	17,981
Straight Path
Communications, Inc., Class B (I)	302	2,223
Towerstream Corp. (I)	2,254	5,297
tw telecom, Inc. (I)	3,403	106,378
Verizon Communications, Inc.	68,515	3,259,259
Vonage Holdings Corp. (I)	4,929	21,047
Windstream Holdings, Inc. (L)	14,406	118,705

		9,800,991
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (I)	1,153	7,817
Leap Wireless International, Inc.	2,036	5,131
NII Holdings, Inc. (I)(L)	4,011	4,773
NTELOS Holdings Corp.	555	7,493
RingCentral, Inc., Class A (I)(L)	1,728	31,277
SBA Communications Corp., Class A (I)	3,045	276,973
Shenandoah Telecommunications Company	652	21,053
Sprint Corp. (I)	72,521	666,468
T-Mobile US, Inc. (I)	19,125	631,699

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	2,523	$66,128
United States Cellular Corp.	2,040	83,660
USA Mobility, Inc.	574	10,430

		1,812,902

		11,613,893
Utilities - 2.8%
Electric Utilities - 1.5%
ALLETE, Inc.	1,049	54,989
American Electric Power Company, Inc.	11,656	590,493
Cleco Corp.	1,529	77,337
Duke Energy Corp.	16,951	1,207,250
Edison International	7,714	436,690
El Paso Electric Company	1,103	39,410
Entergy Corp.	4,209	281,372
Exelon Corp.	20,450	686,302
FirstEnergy Corp.	9,966	339,143
Great Plains Energy, Inc.	3,613	97,696
Hawaiian Electric Industries, Inc. (L)	2,581	65,609
IDACORP, Inc.	1,281	71,057
ITC Holdings Corp.	3,888	145,217
MGE Energy, Inc.	946	37,112
NextEra Energy, Inc.	10,432	997,508
Northeast Utilities	7,468	339,794
NRG Yield, Inc., Class A (L)	1,622	64,118
OGE Energy Corp.	4,841	177,955
Pepco Holdings, Inc.	5,969	122,245
Pinnacle West Capital Corp.	2,644	144,521
PNM Resources, Inc.	1,941	52,465
Portland General Electric Company	1,931	62,449
PPL Corp.	15,092	500,149
The Empire District Electric Company	1,384	33,659
The Southern Company	21,139	928,848
UIL Holdings Corp.	1,427	52,528
Unitil Corp.	738	24,236
UNS Energy Corp.	1,044	62,671
Westar Energy, Inc.	3,098	108,926
Xcel Energy, Inc.	11,892	361,041

		8,162,790
Gas Utilities - 0.2%
AGL Resources, Inc.	2,701	132,241
AmeriGas Partners LP	2,277	96,203
Atmos Energy Corp.	2,121	99,963
Delta Natural Gas Company, Inc.	484	10,028
Ferrellgas Partners LP	1,968	45,441
Gas Natural, Inc.	653	6,589
National Fuel Gas Company	1,972	138,119
New Jersey Resources Corp.	982	48,904
Northwest Natural Gas Company	595	26,186
ONE Gas, Inc. (I)	1,229	44,158
Piedmont Natural Gas Company, Inc. (L)	1,684	59,597
Questar Corp.	4,171	99,186
South Jersey Industries, Inc.	786	44,087
Southwest Gas Corp.	1,053	56,283
Star Gas Partners LP	2,049	11,987
Suburban Propane Partners LP	1,355	56,287
The Laclede Group, Inc.	737	34,750
UGI Corp.	2,673	121,916
WGL Holdings, Inc.	1,161	46,510

		1,178,435

301

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power and Renewable Electricity
Producers - 0.1%
AES Corp.	17,590	$251,185
Atlantic Power Corp.	2,517	7,299
Calpine Corp. (I)	10,455	218,614
NRG Energy, Inc.	7,813	248,453
Ormat Technologies, Inc.	1,274	38,233
Synthesis Energy Systems, Inc. (I)	2,507	4,914

		768,698
Multi-Utilities - 0.9%
Alliant Energy Corp.	2,685	152,535
Ameren Corp.	5,737	236,364
Avista Corp.	1,574	48,243
Black Hills Corp.	1,152	66,413
CenterPoint Energy, Inc.	10,226	242,254
CMS Energy Corp.	6,393	187,187
Consolidated Edison, Inc.	6,940	372,331
Dominion Resources, Inc.	13,932	989,033
DTE Energy Company	4,179	310,458
Integrys Energy Group, Inc.	1,826	108,921
MDU Resources Group, Inc.	4,469	153,331
NiSource, Inc.	7,353	261,252
NorthWestern Corp.	970	46,007
PG&E Corp.	10,693	461,938
Public Service Enterprise Group, Inc.	11,975	456,727
SCANA Corp.	3,306	169,664
Sempra Energy	5,835	564,595
TECO Energy, Inc. (L)	5,130	87,980
Vectren Corp.	1,933	76,141
Wisconsin Energy Corp.	5,386	250,718

		5,242,092
Water Utilities - 0.1%
American States Water Company	1,023	33,033
American Water Works Company, Inc.	4,253	193,086
Aqua America, Inc.	4,219	105,770
California Water Service Group	1,338	32,032
Connecticut Water Service, Inc.	386	13,190
Middlesex Water Company	892	19,463
SJW Corp.	822	24,298
York Water Company	973	19,849

		440,721

		15,792,736

TOTAL COMMON STOCKS (Cost $333,593,014)		$549,499,845

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$2,800	$2,688

TOTAL CORPORATE BONDS (Cost $2,401)		$2,688

RIGHTS - 0.0%
Celgene Corp. (Expiration Date: 12/31/2030;
Strike Price: $0.01) (I)	1,041	2,925
Community Health Systems, Inc. (Expiration
Date: 01/04/2016) (I)(N)	6,080	368
Cubist Pharmaceuticals, Inc. (Expiration
Date: 12/31/2016) (I)(N)	1,209	786
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/11/2030; Strike
Price: $0.02) (I)	4,291	0
Sanofi (Expiration Date: 12/31/2020; Strike
Price: EUR 2.00) (I)(L)	6,678	2,136

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	557	$457

TOTAL RIGHTS (Cost $30,003)		$6,672

WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	456	789
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(L)(N)	420	809
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	72	263

TOTAL WARRANTS (Cost $55,001)		$1,861

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	1,463,918	14,649,423

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,649,159)		$14,649,423

SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreement - 2.4%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $13,287,000 on 04/01/2014,
collateralized by $13,370,000 U.S. Treasury
Bonds, 3.625% due 02/15/2044 (valued at
$13,553,838, including interest)	$13,287,000	$13,287,000

TOTAL SHORT-TERM INVESTMENTS (Cost $13,287,000)		$13,287,000

Total Investments (Total Stock Market Index Trust)
(Cost $361,616,578) - 102.6%		$577,447,489
Other assets and liabilities, net - (2.6%)		(14,412,134)

TOTAL NET ASSETS - 100.0%		$563,035,355

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 8.1%
U.S. Government Agency - 8.1%
Federal Home Loan Bank 0.500%, 01/08/2016	$2,865,000	$2,865,198
Federal Home Loan Mortgage Corp.
1.890%, 12/01/2035 (P)	251,733	262,083
1.940%, 12/01/2036 (P)	151,057	157,762
2.197%, 06/01/2036 (P)	310,131	326,643
2.229%, 12/01/2035 (P)	605,601	637,376
2.281%, 11/01/2036 (P)	523,036	551,260
2.316%, 05/01/2037 (P)	575,189	607,723
2.356%, 05/01/2034 (P)	693,656	733,344
2.366%, 02/01/2036 (P)	518,533	549,603
2.420%, 08/01/2035 (P)	597,454	635,972
2.601%, 06/01/2035 (P)	572,941	609,913
Federal National Mortgage Association
0.500%, 01/29/2016	855,000	855,273
1.864%, 10/01/2035 (P)	914,695	951,412
1.915%, 02/01/2035 (P)	778,206	812,093

302

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
1.963%, 10/01/2038 (P)	$599,505	$625,141
2.297%, 01/01/2036 (P)	749,773	791,331
2.302%, 07/01/2035 (P)	1,043,895	1,101,267
2.311%, 05/01/2036 (P)	1,656,869	1,750,264
2.320%, 02/01/2035 (P)	1,337,465	1,413,416
2.371%, 01/01/2036 (P)	668,961	707,607
2.458%, 05/01/2034 (P)	462,609	491,205
2.673%, 07/01/2035 (P)	592,241	628,090
Government National Mortgage Association
1.625%, 08/20/2032 to 08/20/2035 (P)	1,254,261	1,296,622

		19,360,598

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $19,347,130)		$19,360,598

CORPORATE BONDS - 47.8%
Consumer Discretionary - 6.5%
American Honda Finance Corp.
0.609%, 05/26/2016 (S)	2,000,000	2,008,871
COX Communications, Inc.
5.450%, 12/15/2014	2,500,000	2,584,078
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)	500,000	502,838
1.650%, 04/10/2015 (S)	1,000,000	1,008,142
Ford Motor Credit Company LLC
5.625%, 09/15/2015	1,500,000	1,599,024
7.000%, 04/15/2015	1,000,000	1,063,780
Hyundai Motor Manufacturing Czech sro
4.500%, 04/15/2015 (S)	1,000,000	1,035,372
TCI Communications, Inc.
8.750%, 08/01/2015	1,625,000	1,800,416
Time Warner Cable, Inc.
3.500%, 02/01/2015	1,500,000	1,536,411
7.500%, 04/01/2014	500,000	500,000
Viacom, Inc. 4.375%, 09/15/2014	1,700,000	1,729,133

		15,368,065
Energy - 2.1%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	1,125,000	1,136,467
Energy Transfer Partners LP
8.500%, 04/15/2014	1,000,000	1,002,612
Enterprise Products Operating LLC
1.250%, 08/13/2015	1,000,000	1,006,673
Kinder Morgan Energy Partners LP
5.125%, 11/15/2014	1,719,000	1,765,970

		4,911,722
Financials - 21.1%
Abbey National Treasury Services PLC
3.875%, 11/10/2014 (S)	2,500,000	2,551,078
American Express Company
7.250%, 05/20/2014	500,000	504,445
American Express Credit Corp.
1.750%, 06/12/2015	1,500,000	1,520,877
Bank of America Corp.
3.700%, 09/01/2015	1,582,000	1,644,279
5.450%, 07/15/2014	500,000	507,031
Bank of Montreal 0.706%, 09/11/2015 (P)	1,500,000	1,507,358
BB&T Corp. 3.200%, 03/15/2016	1,500,000	1,565,639
BNP Paribas SA 3.250%, 03/11/2015	2,000,000	2,051,392

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp.
2.125%, 07/15/2014	$1,000,000	$1,004,606
7.375%, 05/23/2014	1,000,000	1,009,716
Citigroup, Inc.
4.875%, 05/07/2015	1,750,000	1,823,297
5.125%, 05/05/2014	500,000	502,077
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	2,545,000	2,615,446
ING Bank NV 2.000%, 09/25/2015 (S)	2,000,000	2,032,336
JPMorgan Chase & Company
3.150%, 07/05/2016	750,000	784,904
3.400%, 06/24/2015	1,000,000	1,033,042
5.125%, 09/15/2014	2,224,000	2,270,744
Marsh & McLennan Companies, Inc.
5.375%, 07/15/2014	1,480,000	1,500,443
Morgan Stanley
0.718%, 10/15/2015 (P)	1,000,000	1,000,473
4.200%, 11/20/2014	2,300,000	2,352,226
National Rural Utilities Cooperative
Finance Corp. 0.536%, 11/23/2016 (P)	2,000,000	2,002,086
PNC Funding Corp.
4.250%, 09/21/2015	1,000,000	1,049,809
5.400%, 06/10/2014	400,000	403,752
Prudential Financial, Inc. 3.875%, 01/14/2015	2,300,000	2,359,356
Rabobank Nederland NV
0.715%, 03/18/2016 (P)	1,000,000	1,005,497
Santander US Debt SA Unipersonal
3.724%, 01/20/2015 (S)	2,000,000	2,038,140
The Goldman Sachs Group, Inc.
0.637%, 07/22/2015 (P)	1,000,000	999,503
6.000%, 05/01/2014	1,000,000	1,004,404
The Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	2,000,000	2,067,016
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,860,551
Wachovia Corp. 5.250%, 08/01/2014	1,000,000	1,015,885
WEA Finance LLC 5.750%, 09/02/2015 (S)	1,000,000	1,066,569
Wells Fargo Bank NA 4.750%, 02/09/2015	1,000,000	1,036,359
XLIT, Ltd. 5.250%, 09/15/2014	2,500,000	2,551,608

		50,241,944
Health Care - 3.8%
AbbVie, Inc. 0.996%, 11/06/2015 (P)	2,000,000	2,019,730
Express Scripts Holding Company
2.100%, 02/12/2015	2,500,000	2,531,855
Quest Diagnostics, Inc. 5.450%, 11/01/2015	1,855,000	1,981,880
WellPoint, Inc. 5.000%, 12/15/2014	2,515,000	2,593,677

		9,127,142
Industrials - 3.1%
BAE Systems Holdings, Inc.
5.200%, 08/15/2015 (S)	1,000,000	1,055,785
Cooper US, Inc. 5.450%, 04/01/2015	1,000,000	1,047,542
Eaton Corp. 0.950%, 11/02/2015	750,000	752,633
Hutchison Whampoa International 09/16, Ltd.
4.625%, 09/11/2015 (S)	1,500,000	1,578,006
PACCAR Financial Corp.
0.507%, 02/08/2016 (P)	1,500,000	1,503,948
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)	1,500,000	1,537,581

		7,475,495

303

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 2.6%
Hewlett-Packard Company
1.550%, 05/30/2014	$1,500,000	$1,502,042
1.785%, 09/19/2014 (P)	1,000,000	1,006,531
Xerox Corp.
4.250%, 02/15/2015	2,030,000	2,091,675
8.250%, 05/15/2014	1,500,000	1,512,588

		6,112,836
Materials - 2.6%
Glencore Canada Corp. 5.375%, 06/01/2015	2,000,000	2,096,766
International Paper Company
5.300%, 04/01/2015	1,000,000	1,043,706
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	2,000,000	2,013,394
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,000,000	1,011,555

		6,165,421
Telecommunication Services - 1.9%
AT&T, Inc. 2.400%, 08/15/2016	1,500,000	1,545,560
Telefonica Emisiones SAU
6.421%, 06/20/2016	1,315,000	1,455,474
Verizon Communications, Inc.
0.435%, 03/06/2015 (P)(S)	1,500,000	1,499,987

		4,501,021
Utilities - 4.1%
CenterPoint Energy Resources Corp.
6.150%, 05/01/2016	1,000,000	1,105,059
Constellation Energy Group, Inc.
4.550%, 06/15/2015	1,000,000	1,043,503
DTE Energy Company 7.625%, 05/15/2014	1,500,000	1,512,437
Duke Energy Corp. 3.950%, 09/15/2014	1,000,000	1,015,961
Entergy Texas, Inc. 3.600%, 06/01/2015	1,000,000	1,032,098
Georgia Power Company
0.553%, 03/15/2016 (P)	2,000,000	1,998,250
NiSource Finance Corp. 5.400%, 07/15/2014	2,000,000	2,026,994

		9,734,302

TOTAL CORPORATE BONDS (Cost $115,707,797)		$113,637,948

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.4%
U.S. Government Agency - 3.4%
Federal National Mortgage Association
Series 2013-26, Class JF,
0.454%, 10/25/2032 (P)	4,206,261	4,199,619
Series 2013-10, Class FT,
0.504%, 04/25/2042 (P)	2,032,262	2,013,567
Series 4106, Class DF,
0.555%, 09/15/2042 (P)	2,000,460	1,990,139

		8,203,325

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,265,717)		$8,203,325

ASSET BACKED SECURITIES - 17.6%
Ally Auto Receivables Trust
Series 2011-5, Class A3,
0.990%, 11/16/2015	819,501	820,528
Series 2011-3, Class A4,
1.610%, 05/16/2016	2,500,000	2,514,548
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A3,
1.170%, 01/08/2016	1,934	1,934

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile
Receivables Trust (continued)
Series 2011-4, Class A3,
1.170%, 05/09/2016	$646,200	$646,836
BA Credit Card Trust
Series 2006-A7, Class A7,
0.195%, 12/15/2016 (P)	218,000	217,974
Series 2007-A6, Class A6,
0.215%, 09/15/2016 (P)	1,000,000	999,987
BMW Vehicle Owner Trust, Series 2011-A,
Class A3 0.760%, 08/25/2015	388,203	388,657
Cabela’s Master Credit Card Trust,
Series 2010-1A, Class A2
1.605%, 01/16/2018 (P)(S)	4,500,000	4,542,791
CarMax Auto Owner Trust
Series 2013-1, Class A2,
0.420%, 03/15/2016	678,201	678,290
Series 2012-1, Class A3,
0.890%, 09/15/2016	1,561,701	1,565,902
Carmax Auto Owner Trust 2014-1
0.470%, 02/15/2017	2,000,000	2,000,332
Chase Issuance Trust
Series 2007-A7, Class A,
0.175%, 06/15/2016 (P)	625,000	624,638
Series 2012-A1, Class A1,
0.255%, 05/16/2016 (P)	1,170,000	1,169,985
Series 2013-A4, Class A4,
0.255%, 05/15/2017 (P)	1,000,000	999,318
Citibank Credit Card Issuance Trust
Series 2002-A4, Class A4,
0.405%, 06/07/2016 (P)	2,000,000	2,000,388
4.850%, 03/10/2017	2,000,000	2,083,460
Citibank Omni Master Trust, Series 2009-A17,
Class A17 4.900%, 11/15/2018 (S)	2,000,000	2,055,068
CNH Equipment Trust, Series 2011-B,
Class A3 0.910%, 08/15/2016	302,243	302,662
Discover Card Execution Note Trust,
Series 2012-A3, Class A3
0.860%, 11/15/2017	2,000,000	2,009,302
Ford Credit Auto Owner Trust
Series 2012-A, Class A3,
0.840%, 08/15/2016	1,229,252	1,231,859
Series 2010-A, Class A4,
2.150%, 06/15/2015	137,202	137,402
GE Capital Credit Card Master Note Trust,
Series 2009-4, Class A 3.800%, 11/15/2017	2,000,000	2,039,688
Honda Auto Receivables Owner Trust,
Series 2011-3, Class A3
0.880%, 09/21/2015	720,931	722,228
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	257,150	257,735
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	359,235	359,903
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	186,826	187,022
Series 2010-B, Class A4,
1.630%, 03/15/2017	1,442,851	1,453,810
Mercedes-benz Auto Lease Trust 2013-A
0.490%, 06/15/2015	1,542,043	1,542,663
Nissan Auto Lease, Series 2013-A, Class A2A
0.450%, 09/15/2015	850,464	850,727

304

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust,
Series 2010-A, Class A4
1.310%, 09/15/2016	$360,007	$360,302
Toyota Auto Receivables, Series 2012-B,
Class A2 0.360%, 02/17/2015	41,255	41,255
Toyota Auto Receivables 2011-B
Owner Trust 0.940%, 11/15/2016	3,345,000	3,359,805
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	1,614,862	1,619,501
Wheels SPV LLC, Series 2012-1, Class A2
1.190%, 03/20/2021 (S)	2,109,871	2,113,871

TOTAL ASSET BACKED SECURITIES (Cost $39,659,750)		$41,900,371

SHORT-TERM INVESTMENTS - 25.6%
U.S. Government - 22.6%
U.S. Treasury Bills
0.006%, 04/24/2014 *	7,000,000	6,999,867
0.007%, 04/10/2014 *	5,000,000	4,999,975
0.035%, 06/12/2014 *	3,605,000	3,604,856
0.040%, 06/26/2014 *	4,500,000	4,499,622
0.045%, 05/15/2014 *	11,500,000	11,499,690
0.064%, 05/29/2014 *	5,000,000	4,999,860
0.068%, 07/17/2014 *	2,500,000	2,499,685
0.077%, 08/14/2014 *	5,000,000	4,998,875
0.082%, 10/16/2014 *	4,500,000	4,498,578
0.089%, 09/04/2014 *	5,000,000	4,998,755

		53,599,763
Repurchase Agreement - 3.0%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2014 at 0.060% to be
repurchased at $7,293,012 on 04/01/2014,
collateralized by $7,508,800 U.S. Treasury
Notes, 1.375% due 09/30/2018 (valued at
$7,438,968, including interest)	7,293,000	7,293,000

TOTAL SHORT-TERM INVESTMENTS (Cost $60,890,209)		$60,892,763

Total Investments (Ultra Short Term Bond Trust)
(Cost $243,870,603) - 102.5%		$243,995,005
Other assets and liabilities, net - (2.5%)		(6,017,216)

TOTAL NET ASSETS - 100.0%		$237,977,789

U.S. Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 6.5%
Auto Components - 0.1%
Delphi Automotive PLC	14,700	$997,542
Automobiles - 0.4%
Ford Motor Company	65,500	1,021,800
General Motors Company	71,200	2,450,704

		3,472,504
Distributors - 0.2%
Genuine Parts Company	22,500	1,954,125
Diversified Consumer Services - 0.0%
Apollo Education Group, Inc. (I)	8,700	297,888

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Capella Education Company	1,400	$88,410

		386,298
Hotels, Restaurants & Leisure - 1.8%
Einstein Noah Restaurant Group, Inc.	6,600	108,636
McDonald’s Corp.	90,351	8,857,106
Panera Bread Company, Class A (I)	4,750	838,233
Ruth’s Hospitality Group, Inc.	8,400	101,556
Starbucks Corp.	70,000	5,136,600
Yum! Brands, Inc.	27,900	2,103,381

		17,145,512
Leisure Products - 0.0%
Hasbro, Inc.	5,500	305,910
Media - 0.1%
Clear Channel Outdoor Holdings, Inc., Class A	12,300	112,053
Morningstar, Inc.	4,500	355,590

		467,643
Multiline Retail - 0.5%
Dollar Tree, Inc. (I)	34,560	1,803,341
Family Dollar Stores, Inc.	14,600	846,946
Kohl’s Corp.	13,800	783,840
Sears Holdings Corp. (I)(L)	20,300	969,528

		4,403,655
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	8,000	1,012,000
AutoNation, Inc. (I)	14,000	745,220
AutoZone, Inc. (I)	4,400	2,363,240
Bed Bath & Beyond, Inc. (I)	55,800	3,839,040
O’Reilly Automotive, Inc. (I)	8,600	1,276,154
Ross Stores, Inc.	33,900	2,425,545
Sears Hometown and Outlet Stores, Inc. (I)	6,700	158,455
Staples, Inc. (L)	55,300	627,102
The TJX Companies, Inc.	86,400	5,240,160

		17,686,916
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	45,500	2,259,530
Deckers Outdoor Corp. (I)(L)	2,700	215,271
NIKE, Inc., Class B	112,220	8,288,569
Ralph Lauren Corp.	9,200	1,480,556
VF Corp.	55,640	3,443,003

		15,686,929

		62,507,034
Consumer Staples - 20.0%
Beverages - 4.5%
Brown-Forman Corp., Class B	20,198	1,811,559
Dr. Pepper Snapple Group, Inc.	16,200	882,252
Monster Beverage Corp. (I)	23,640	1,641,798
PepsiCo, Inc.	179,176	14,961,196
The Coca-Cola Company	625,500	24,181,830

		43,478,635
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	49,500	5,528,160
CVS Caremark Corp.	54,400	4,072,384
Spartan Stores, Inc.	4,800	111,408
Sysco Corp.	95,300	3,443,189
Wal-Mart Stores, Inc.	257,180	19,656,267
Walgreen Company	43,100	2,845,893

		35,657,301

305

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 1.7%
Campbell Soup Company	26,700	$1,198,296
General Mills, Inc.	95,800	4,964,356
Hormel Foods Corp.	24,000	1,182,480
Kellogg Company	36,800	2,307,728
McCormick & Company, Inc.	19,900	1,427,626
Mead Johnson Nutrition Company	21,300	1,770,882
The Hershey Company	24,800	2,589,120
The J.M. Smucker Company	9,200	894,608

		16,335,096
Household Products - 5.6%
Church & Dwight Company, Inc.	22,900	1,581,703
Colgate-Palmolive Company	146,680	9,515,132
Kimberly-Clark Corp.	36,200	3,991,050
The Clorox Company	21,300	1,874,613
The Procter & Gamble Company	463,900	37,390,340

		54,352,838
Personal Products - 0.3%
Herbalife, Ltd. (L)	15,300	876,231
The Estee Lauder Companies, Inc., Class A	36,862	2,465,331

		3,341,562
Tobacco - 4.2%
Altria Group, Inc.	65,000	2,432,950
Lorillard, Inc.	57,770	3,124,202
Philip Morris International, Inc.	393,284	32,198,161
Reynolds American, Inc.	52,000	2,777,840

		40,533,153

		193,698,585
Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	20,890	1,732,826
Chevron Corp.	145,471	17,297,957
ConocoPhillips	41,900	2,947,665
Exxon Mobil Corp.	106,100	10,363,848
Hess Corp.	9,400	779,072
Marathon Oil Corp.	24,500	870,240
Marathon Petroleum Corp.	15,600	1,357,824
Occidental Petroleum Corp.	15,135	1,442,214
Phillips 66	18,900	1,456,434

		38,248,080

		38,248,080
Financials - 6.9%
Banks - 4.9%
Bank of America Corp.	180,572	3,105,838
Citigroup, Inc.	55,800	2,656,080
JPMorgan Chase & Company	356,700	21,655,257
OmniAmerican Bancorp, Inc.	3,200	72,928
The PNC Financial Services Group, Inc.	13,800	1,200,600
Wells Fargo & Company	376,900	18,747,006

		47,437,709
Capital Markets - 0.2%
Morgan Stanley	32,600	1,016,142
NGP Capital Resources Company	1,500	10,140
The Goldman Sachs Group, Inc.	6,900	1,130,565

		2,156,847
Consumer Finance - 0.1%
Nelnet, Inc., Class A	3,100	126,790

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
SLM Corp.	33,300	$815,184

		941,974
Insurance - 1.7%
Aflac, Inc.	29,900	1,884,896
American Financial Group, Inc.	6,700	386,657
American International Group, Inc.	57,000	2,850,570
Assurant, Inc.	7,600	493,696
Genworth Financial, Inc., Class A (I)	41,500	735,795
Hartford Financial Services Group, Inc.	33,100	1,167,437
Lincoln National Corp.	20,800	1,053,936
MetLife, Inc.	51,100	2,698,080
National Western Life Insurance
Company, Class A	500	122,250
Principal Financial Group, Inc.	14,900	685,251
Protective Life Corp.	6,500	341,835
Prudential Financial, Inc.	25,300	2,141,645
StanCorp Financial Group, Inc.	4,100	273,880
Symetra Financial Corp.	12,400	245,768
Torchmark Corp.	6,200	487,940
Unum Group	23,800	840,378

		16,410,014
Real Estate Management & Development - 0.0%
Tejon Ranch Company (I)	2,600	87,958
Thrifts & Mortgage Finance - 0.0%
Franklin Financial Corp. (I)	1,800	35,208

		67,069,710
Health Care - 23.1%
Biotechnology - 1.8%
Amgen, Inc.	64,700	7,980,098
Biogen Idec, Inc. (I)	22,950	7,019,717
Celgene Corp. (I)	11,900	1,661,240
Theravance, Inc. (I)(L)	14,200	439,348

		17,100,403
Health Care Equipment & Supplies - 6.3%
Abbott Laboratories	348,301	13,413,072
Baxter International, Inc.	85,801	6,313,238
Becton, Dickinson and Company	36,300	4,250,004
C.R. Bard, Inc.	12,290	1,818,674
Covidien PLC	73,000	5,377,180
Edwards Lifesciences Corp. (I)	18,520	1,373,628
IDEXX Laboratories, Inc. (I)	8,900	1,080,460
Intuitive Surgical, Inc. (I)	6,370	2,789,996
Medtronic, Inc.	185,566	11,419,732
ResMed, Inc. (L)	22,900	1,023,401
St. Jude Medical, Inc.	55,300	3,616,067
Stryker Corp.	48,500	3,951,295
Varian Medical Systems, Inc. (I)	17,900	1,503,421
Zimmer Holdings, Inc.	31,300	2,960,354

		60,890,522
Health Care Providers & Services - 5.6%
Aetna, Inc.	34,063	2,553,703
AmerisourceBergen Corp.	16,000	1,049,440
Cardinal Health, Inc.	15,400	1,077,692
Cigna Corp.	15,600	1,306,188
Express Scripts Holding Company (I)	207,500	15,581,175
HCA Holdings, Inc. (I)	19,700	1,034,250
Henry Schein, Inc. (I)	14,100	1,683,117
Humana, Inc.	14,400	1,623,168
Laboratory Corp. of America Holdings (I)	33,700	3,309,677

306

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
MEDNAX, Inc. (I)	22,400	$1,388,352
Patterson Companies, Inc.	12,300	513,648
Quest Diagnostics, Inc. (L)	27,500	1,592,800
UnitedHealth Group, Inc.	227,822	18,679,126
WellPoint, Inc.	26,100	2,598,255

		53,990,591
Health Care Technology - 0.2%
Cerner Corp. (I)	41,080	2,310,750
Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc. (I)	2,801	660,140
Techne Corp.	4,100	350,017
Waters Corp. (I)	13,900	1,506,899

		2,517,056
Pharmaceuticals - 8.9%
AbbVie, Inc.	1,900	97,660
Allergan, Inc.	45,474	5,643,323
Bristol-Myers Squibb Company	94,900	4,930,055
Eli Lilly & Company	133,201	7,840,211
Johnson & Johnson	470,000	46,168,100
Merck & Company, Inc.	232,556	13,202,204
Perrigo Company PLC	8,000	1,237,280
Pfizer, Inc.	220,294	7,075,843

		86,194,676

		223,003,998
Industrials - 4.4%
Aerospace & Defense - 0.9%
Engility Holdings, Inc. (I)	7,600	342,380
Exelis, Inc.	16,400	311,764
General Dynamics Corp.	18,400	2,004,128
L-3 Communications Holdings, Inc.	7,600	897,940
National Presto Industries, Inc.	1,100	85,844
Raytheon Company	16,800	1,659,672
United Technologies Corp.	25,900	3,026,156

		8,327,884
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	26,300	1,377,857
Commercial Services & Supplies - 0.2%
Cenveo, Inc. (I)(L)	10,000	30,400
Intersections, Inc.	2,000	11,800
Rollins, Inc.	12,800	387,072
Stericycle, Inc. (I)	14,000	1,590,680

		2,019,952
Electrical Equipment - 0.4%
Emerson Electric Company	58,900	3,934,520
Industrial Conglomerates - 2.3%
3M Company	115,300	15,641,598
Danaher Corp.	87,200	6,540,000

		22,181,598
Machinery - 0.0%
Dover Corp.	3,800	310,650
Professional Services - 0.2%
Navigant Consulting, Inc. (I)	5,700	106,362
Verisk Analytics, Inc., Class A (I)	23,100	1,385,076

		1,491,438
Trading Companies & Distributors - 0.3%
Fastenal Company (L)	16,700	823,644

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	8,100	$2,046,546

		2,870,190
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	18,600	409,386

		42,923,475
Information Technology - 32.8%
Communications Equipment - 4.8%
Cisco Systems, Inc.	1,122,519	25,155,651
QUALCOMM, Inc.	261,002	20,582,618
ViaSat, Inc. (I)	8,300	573,032

		46,311,301
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (I)	8,700	516,432
Avnet, Inc.	8,400	390,852
Corning, Inc.	67,700	1,409,514
Ingram Micro, Inc., Class A (I)	15,600	461,136

		2,777,934
Internet Software & Services - 5.4%
eBay, Inc. (I)	109,400	6,043,256
Google, Inc., Class A (I)	41,421	46,164,119

		52,207,375
IT Services - 7.6%
Accenture PLC, Class A	101,800	8,115,496
Amdocs, Ltd.	27,300	1,268,358
Automatic Data Processing, Inc.	50,000	3,863,000
Broadridge Financial Solutions, Inc.	15,400	571,956
Cognizant Technology
Solutions Corp., Class A (I)	95,400	4,828,194
Fiserv, Inc. (I)	22,600	1,281,194
Global Payments, Inc.	9,800	696,878
International Business Machines Corp.	229,202	44,119,093
Jack Henry & Associates, Inc.	14,500	808,520
MasterCard, Inc., Class A	37,300	2,786,310
ModusLink Global Solutions, Inc. (I)(L)	5,200	21,996
NeuStar, Inc., Class A (I)(L)	11,600	377,116
Paychex, Inc.	53,400	2,274,840
Teradata Corp. (I)	22,000	1,082,180
The Western Union Company	73,200	1,197,552

		73,292,683
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	197,500	5,097,475
Micron Technology, Inc. (I)	55,200	1,306,032
Texas Instruments, Inc.	18,900	891,135

		7,294,642
Software - 10.3%
ANSYS, Inc. (I)	15,300	1,178,406
CA, Inc.	17,700	548,169
Citrix Systems, Inc. (I)	30,000	1,722,900
FactSet Research Systems, Inc. (L)	7,090	764,373
Intuit, Inc.	45,200	3,513,396
MICROS Systems, Inc. (I)	12,400	656,332
Microsoft Corp.	1,231,636	50,484,760
Oracle Corp.	946,139	38,706,546
Symantec Corp.	59,700	1,192,209
Synopsys, Inc. (I)	24,600	944,886

		99,711,977
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	34,060	18,281,364

307

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
EMC Corp.	288,300	$7,902,303
Hewlett-Packard Company	203,449	6,583,610
Imation Corp. (I)	7,300	42,121
Seagate Technology PLC	15,300	859,248
Western Digital Corp.	17,400	1,597,668

		35,266,314

		316,862,226
Materials - 0.6%
Chemicals - 0.6%
E.I. du Pont de Nemours & Company	11,600	778,360
LyondellBasell Industries NV, Class A	13,200	1,174,008
Monsanto Company	20,000	2,275,400
Sigma-Aldrich Corp.	14,900	1,391,362

		5,619,130

		5,619,130
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	68,905	2,416,498
Utilities - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	36,900	1,238,364
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	30,400	1,159,456

		2,397,820

TOTAL COMMON STOCKS (Cost $746,705,158)		$954,746,556

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/04/2016) (I)(N)	23,900	1,446

TOTAL RIGHTS (Cost $1,554)		$1,446

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	711,679	7,121,771

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,121,654)		$7,121,771

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	11,755,591	11,755,591

TOTAL SHORT-TERM INVESTMENTS (Cost $11,755,591)		$11,755,591

Total Investments (U.S. Equity Trust)
(Cost $765,583,957) - 100.6%		$973,625,364
Other assets and liabilities, net - (0.6%)		(6,136,595)

TOTAL NET ASSETS - 100.0%		$967,488,769

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.4%
Consumer Discretionary - 10.2%
Media - 10.2%
Altice SA (I)	84,689	$3,773,162
Astro Malaysia Holdings BHD	2,774,700	2,722,133
Charter Communications, Inc., Class A (I)	24,224	2,984,397
Comcast Corp., Special Class A	369,583	18,020,867
Liberty Global PLC, Series A (I)	54,841	2,281,386
Liberty Global PLC, Series C (I)	165,595	6,741,372
Quebecor, Inc., Class B	118,240	2,887,815
Time Warner Cable, Inc.	52,639	7,221,018
Twenty-First Century Fox, Inc., Class A	111,050	3,550,269

		50,182,419
Energy - 15.6%
Energy Equipment & Services - 0.3%
Ensco PLC, Class A	13,782	727,414
Noble Corp. PLC	23,070	755,312

		1,482,726
Oil, Gas & Consumable Fuels - 15.3%
Anadarko Petroleum Corp.	41,867	3,548,647
Antero Resources Corp. (I)	37,560	2,351,256
Cabot Oil & Gas Corp.	6,690	226,657
Cheniere Energy, Inc. (I)	51,197	2,833,754
DCP Midstream Partners LP	8,870	444,387
Enbridge, Inc.	109,071	4,953,826
Energen Corp.	55,491	4,484,228
Energy Transfer Equity LP	4,280	200,090
Enterprise Products Partners LP	3,530	244,841
EQT Corp.	63,666	6,173,692
Kinder Morgan, Inc.	363,784	11,819,342
MarkWest Energy Partners LP	18,680	1,220,178
Noble Energy, Inc.	23,819	1,692,102
ONEOK Partners LP	49,740	2,663,577
ONEOK, Inc.	127,472	7,552,716
Plains All American Pipeline LP	13,570	747,978
Plains GP Holdings LP, Class A	9,220	257,976
Rice Energy, Inc. (I)	36,190	955,054
SemGroup Corp., Class A	16,520	1,085,034
Spectra Energy Corp.	158,813	5,866,552
Targa Resources Corp.	2,567	254,800
The Williams Companies, Inc.	178,682	7,250,916
TransCanada Corp.	66,300	3,013,636
Western Gas Equity Partners LP	33,650	1,652,552
Williams Partners LP	76,324	3,887,945

		75,381,736

		76,864,462
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	80,160	1,446,888
Telecommunication Services - 14.0%
Diversified Telecommunication Services - 9.4%
American Tower Corp.	106,427	8,713,178
Bezeq The
Israeli Telecommunication Corp., Ltd.	2,891,526	5,154,440
CenturyLink, Inc.	99,456	3,266,135
Iliad SA	2,903	837,703
Portugal Telecom SGPS SA (L)	64,176	273,154
TDC A/S	516,820	4,780,257
Telecom Italia SpA (L)	3,295,248	3,092,269
Telecom Italia SpA	213,843	252,751
Telefonica Brasil SA, ADR (L)	95,363	2,025,510

308

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telekomunikasi Indonesia Persero Tbk PT	2,648,500	$517,704
Verizon Communications, Inc.	101,715	4,838,583
Verizon Communications, Inc.	56,295	2,677,405
Windstream Holdings, Inc. (L)	540,692	4,455,302
XL Axiata Tbk PT	3,379,000	1,313,475
Ziggo NV	92,012	4,086,200

		46,284,066
Wireless Telecommunication Services - 4.6%
Cellcom Israel, Ltd. (L)	166,069	2,288,431
ENTEL Chile SA	20,825	255,084
KDDI Corp.	8,200	476,133
MegaFon OAO, GDR	39,297	1,107,693
MegaFon OAO, GDR	31,210	878,562
Mobile Telesystems OJSC, ADR	293,207	5,128,190
SBA Communications Corp., Class A (I)	18,195	1,655,017
Tim Participacoes SA, ADR	91,677	2,379,935
Turkcell Iletisim Hizmetleri AS (I)	581,665	3,258,219
Vodafone Group PLC	1,407,401	5,175,466

		22,602,730

		68,886,796
Utilities - 52.3%
Electric Utilities - 23.3%
ALLETE, Inc.	73,660	3,861,257
American Electric Power Company, Inc.	170,758	8,650,600
Cheung Kong Infrastructure Holdings, Ltd.	486,000	3,108,140
Cia Paranaense de Energia, ADR (L)	113,702	1,490,633
CPFL Energia SA	218,700	1,792,781
Duke Energy Corp.	82,103	5,847,376
Edison International	164,225	9,296,777
EDP - Energias de Portugal SA	3,270,558	15,184,007
EDP - Energias do Brasil SA	1,003,900	4,557,149
Enel SpA	47,970	271,327
Iberdrola SA	35,664	249,557
ITC Holdings Corp.	88,944	3,322,058
Light SA	215,690	1,782,366
NextEra Energy, Inc.	141,969	13,575,076
Northeast Utilities	246,083	11,196,777
NRG Yield, Inc., Class A	18,920	747,908
OGE Energy Corp.	180,264	6,626,505
Pinnacle West Capital Corp.	88,610	4,843,423
Portland General Electric Company	148,306	4,796,216
PPL Corp.	79,132	2,622,434
Red Electrica Corp. SA	54,255	4,411,753
SSE PLC	248,343	6,082,928
UIL Holdings Corp.	6,890	253,621

		114,570,669
Gas Utilities - 4.6%
AGL Resources, Inc.	9,960	487,642
APA Group, Ltd. (L)	212,164	1,264,505
China Resources Gas Group, Ltd.	962,000	3,060,457
Enagas SA	231,483	7,041,771
Gas Natural SDG SA	123,580	3,476,730
Infraestructura Energetica Nova SAB de CV	215,000	1,113,906
Questar Corp.	50,060	1,190,427
Snam SpA	849,650	4,976,844

		22,612,282
Independent Power and Renewable Electricity
Producers - 10.7%
AES Corp.	593,527	8,475,566
Aksa Enerji Uretim AS (I)(L)	1,362,673	1,496,670

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power and Renewable Electricity
Producers (continued)
Calpine Corp. (I)	633,869	$13,254,201
China Longyuan Power Group Corp., H Shares	1,412,000	1,422,845
Drax Group PLC	58,401	746,713
EDP Renovaveis SA (I)	1,405,759	9,357,519
Enel Green Power SpA	190,786	535,815
Infinis Energy PLC (I)	339,296	1,342,393
NRG Energy, Inc.	470,314	14,955,985
Tractebel Energia SA	47,600	736,342

		52,324,049
Multi-Utilities - 13.7%
AGL Energy, Ltd.	106,310	1,499,122
Alliant Energy Corp.	69,290	3,936,365
Ameren Corp.	26,550	1,093,860
Canadian Utilities, Ltd., Class A	35,020	1,302,915
CenterPoint Energy, Inc.	141,496	3,352,040
Centrica PLC	154,937	852,378
CMS Energy Corp.	459,432	13,452,169
Dominion Resources, Inc.	109,940	7,804,641
DTE Energy Company	99,790	7,413,399
GDF Suez	233,307	6,382,107
National Grid PLC	119,294	1,639,289
NiSource, Inc.	48,004	1,705,582
Public Service Enterprise Group, Inc.	234,057	8,926,934
Sempra Energy	82,076	7,941,674

		67,302,475

		256,809,475

TOTAL COMMON STOCKS (Cost $402,138,866)		$454,190,040

PREFERRED SECURITIES - 5.3%
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp., 4.500% (I)	9,460	959,149
Utilities - 5.1%
Electric Utilities - 3.9%
Cia Paranaense de Energia, B Shares	340,700	4,476,098
Companhia Energetica de Minas Gerais	497,896	3,346,370
NextEra Energy, Inc., 5.889% (I)	67,830	4,160,014
PPL Corp., 8.750% (I)	131,304	7,182,329

		19,164,811
Multi-Utilities - 1.2%
Dominion Resources, Inc., 6.125% (I)	49,920	2,870,400
Dominion Resources, Inc., 6.000% (I)	51,510	2,975,733

		5,846,133

		25,010,944

TOTAL PREFERRED SECURITIES (Cost $26,184,088)		$25,970,093

CORPORATE BONDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity
Producers - 0.1%
Viridian Group FundCo II, Ltd.
11.125%, 04/01/2017 (S)	$589,000	$644,955

TOTAL CORPORATE BONDS (Cost $606,832)		$644,955

CONVERTIBLE BONDS - 0.7%
Telecommunication Services - 0.7%

309

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Wireless Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	$1,134,000	$3,382,864

TOTAL CONVERTIBLE BONDS (Cost $2,462,652)		$3,382,864

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	1,124,457	11,252,440

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,252,166)		$11,252,440

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 1.5%
Repurchase Agreement with State Street Corp.
dated 03/31/2014 at 0.000% to be
repurchased at $7,299,000 on 04/01/2014,
collateralized by $7,850,000 U.S. Treasury
Notes, 1.125% due 04/30/2020 (valued at
$7,447,688, including interest)	$7,299,000	$7,299,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,299,000)		$7,299,000

Total Investments (Utilities Trust)
(Cost $449,943,604) - 102.3%		$502,739,392
Other assets and liabilities, net - (2.3%)		(11,530,201)

TOTAL NET ASSETS - 100.0%		$491,209,191

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.2%
Consumer Discretionary - 13.7%
Auto Components - 3.9%
Dana Holding Corp.	299,791	$6,976,137
Johnson Controls, Inc.	343,626	16,260,382

		23,236,519
Household Durables - 1.8%
Newell Rubbermaid, Inc.	355,006	10,614,679
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	181,356	10,520,462
Specialty Retail - 6.2%
Advance Auto Parts, Inc.	91,227	11,540,216
Ascena Retail Group, Inc. (I)	888,264	15,349,197
Express, Inc. (I)	612,907	9,732,963

		36,622,376

		80,994,036
Consumer Staples - 4.1%
Food Products - 3.4%
ConAgra Foods, Inc.	657,133	20,390,837
Personal Products - 0.7%
Avon Products, Inc.	261,682	3,831,024

		24,221,861
Energy - 7.7%
Energy Equipment & Services - 1.7%
AMEC PLC	529,488	9,916,599

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 6.0%
Newfield Exploration Company (I)	426,238	$13,366,824
ONEOK, Inc.	127,493	7,553,960
The Williams Companies, Inc.	361,383	14,664,922

		35,585,706

		45,502,305
Financials - 25.0%
Banks - 8.7%
BB&T Corp.	369,534	14,844,181
Comerica, Inc.	319,002	16,524,304
Wintrust Financial Corp.	284,080	13,823,333
Zions Bancorporation	213,516	6,614,726

		51,806,544
Capital Markets - 4.7%
Northern Trust Corp.	206,505	13,538,468
Stifel Financial Corp. (I)	291,521	14,506,085

		28,044,553
Insurance - 9.0%
ACE, Ltd.	168,999	16,741,041
Fidelity National Financial, Inc., Class A	276,911	8,706,082
Marsh & McLennan Companies, Inc.	361,033	17,798,927
Willis Group Holdings PLC	230,435	10,169,097

		53,415,147
Real Estate Management & Development - 2.6%
Forest City Enterprises, Inc., Class A (I)	803,447	15,345,838

		148,612,082
Health Care - 10.5%
Health Care Equipment & Supplies - 1.9%
CareFusion Corp. (I)	284,545	11,444,400
Health Care Providers & Services - 6.9%
Brookdale Senior Living, Inc. (I)	392,357	13,147,883
HealthSouth Corp.	433,475	15,574,757
Universal Health Services, Inc., Class B	149,326	12,255,185

		40,977,825
Life Sciences Tools & Services - 1.7%
PerkinElmer, Inc.	218,535	9,847,187

		62,269,412
Industrials - 12.2%
Aerospace & Defense - 1.8%
Textron, Inc.	268,039	10,531,252
Air Freight & Logistics - 1.0%
UTi Worldwide, Inc.	545,344	5,775,193
Electrical Equipment - 2.2%
The Babcock & Wilcox Company	392,505	13,031,166
Machinery - 4.9%
Ingersoll-Rand PLC	209,265	11,978,329
Snap-on, Inc.	154,449	17,526,873

		29,505,202
Professional Services - 2.2%
Robert Half International, Inc.	312,790	13,121,541
Road & Rail - 0.1%
Swift Transportation Company (I)	27,891	690,302

		72,654,656

310

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 10.6%
Electronic Equipment, Instruments & Components - 1.7%
Flextronics International, Ltd. (I)	1,093,976	$10,108,338
IT Services - 2.4%
Teradata Corp. (I)	287,846	14,159,145
Software - 5.2%
Cadence Design Systems, Inc. (I)	976,982	15,182,300
Citrix Systems, Inc. (I)	271,709	15,604,248

		30,786,548
Technology Hardware, Storage & Peripherals - 1.3%
Diebold, Inc.	189,738	7,568,649

		62,622,680
Materials - 6.2%
Chemicals - 4.5%
Eastman Chemical Company	162,293	13,991,280
W.R. Grace & Company (I)	128,999	12,792,831

		26,784,111
Containers & Packaging - 1.7%
Sealed Air Corp.	255,049	8,383,461
Sonoco Products Company	44,541	1,827,072

		10,210,533

		36,994,644
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
tw telecom, Inc. (I)	500,965	15,660,166
Utilities - 3.6%
Electric Utilities - 2.2%
Edison International	228,906	12,958,369
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	348,835	8,263,901

		21,222,270

TOTAL COMMON STOCKS (Cost $438,441,058)		$570,754,112

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
State Street Institutional Liquid Reserves
Fund, 0.0774% (Y)	20,105,226	20,105,226

TOTAL SHORT-TERM INVESTMENTS (Cost $20,105,226)		$20,105,226

Total Investments (Value Trust) (Cost $458,546,284) - 99.6%		$590,859,338
Other assets and liabilities, net - 0.4%		2,545,258

TOTAL NET ASSETS - 100.0%		$593,404,596

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BHD	- Bahraini Dinar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CMT	- Constant Maturity Treasury
ETF	- Exchange Traded Fund
GO	- General Obligation
GDR	- Global Depositary Receipts
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
NVDR	- Non Voting Depositary Receipts
PIK	- Paid-in-kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
REIT	- Real Estate Investment Trust
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	- To Be Determined
USGG	- U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of March 31, 2014.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

311

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2014 (Unaudited) (showing percentage of total net assets)

(Y)	The rate shown is the annualized seven-day yield as of March 31, 2014.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

312

Certain portfolios had the following country concentration as a percentage of total net assets on 3-31-14:

Active Bond Trust
United States	89.3%
United Kingdom	1.5%
Cayman Islands	1.3%
Netherlands	0.9%
Canada	0.9%
Luxembourg	0.8%
Ireland	0.6%
Bermuda	0.6%
France	0.5%
Mexico	0.5%
Other Countries	3.1%

Total	100.0%

Alpha Opportunities Trust
United States	79.0%
United Kingdom	4.2%
Canada	3.7%
Netherlands	2.1%
Ireland	2.0%
Japan	1.5%
Switzerland	1.5%
France	1.2%
Belgium	0.7%
Australia	0.6%
Other Countries	3.5%

Total	100.0%

Capital Appreciation Value Trust
United States	88.7%
Switzerland	2.5%
Luxembourg	2.2%
United Kingdom	1.7%
Ireland	1.5%
Netherlands	1.4%
Cayman Islands	0.9%
Germany	0.7%
Canada	0.4%

Total	100.0%

Financial Services Trust
United States	76.3%
Canada	8.8%
Switzerland	7.7%
Bermuda	5.0%
Brazil	1.4%
India	0.8%

Total	100.0%

313

Fundamental Large Cap Value Trust
United States	86.1%
United Kingdom	4.2%
Switzerland	4.1%
Netherlands	2.8%
Germany	1.4%
France	1.0%
Canada	0.4%

Total	100.0%

Fundamental Value Trust
United States	82.1%
Canada	4.6%
Switzerland	4.5%
United Kingdom	3.4%
Hong Kong	1.7%
France	1.5%
Netherlands	1.3%
China	0.7%
Ireland	0.2%

Total	100.0%

Health Sciences Trust
United States	87.8%
Ireland	6.1%
Germany	1.6%
Switzerland	0.8%
Japan	0.7%
Denmark	0.6%
South Africa	0.6%
China	0.5%
United Kingdom	0.4%
Netherlands	0.3%
Other Countries	0.6%

Total	100.0%

High Yield Trust
United States	76.8%
Luxembourg	5.5%
United Kingdom	2.3%
Netherlands	2.0%
Australia	1.8%
Canada	1.7%
Ireland	1.7%
Germany	1.1%
India	0.9%
Brazil	0.9%
Other Countries	5.3%

Total	100.0%

314

Income Trust
United States	78.7%
United Kingdom	7.2%
Netherlands	3.9%
Canada	2.6%
Switzerland	1.8%
Mexico	1.5%
Marshall Islands	1.1%
France	0.9%
Australia	0.7%
Germany	0.4%
Other Countries	1.2%

Total	100.0%

Investment Quality Bond Trust
United States	87.9%
Japan	2.6%
United Kingdom	1.5%
Canada	1.3%
Cayman Islands	1.2%
Luxembourg	1.0%
France	0.9%
Mexico	0.8%
Netherlands	0.4%
Italy	0.3%
Other Countries	2.1%

Total	100.0%

Mid Cap Stock Trust
United States	89.7%
Canada	2.5%
Ireland	2.1%
Netherlands	1.9%
Switzerland	1.1%
Bermuda	0.9%
Japan	0.9%
Hong Kong	0.8%
China	0.1%

Total	100.0%

315

Mutual Shares Trust
United States	75.5%
United Kingdom	9.3%
Switzerland	3.7%
Netherlands	2.8%
Israel	2.0%
Denmark	1.5%
South Korea	1.3%
Germany	1.2%
France	0.9%
Canada	0.6%
Other Countries	1.2%

Total	100.0%

Natural Resources Trust
United States	31.9%
United Kingdom	26.8%
Canada	16.4%
Australia	7.8%
Brazil	4.8%
Netherlands	2.9%
Portugal	1.9%
South Korea	1.9%
Japan	1.6%
China	1.5%
Other Countries	2.5%

Total	100.0%

Real Return Bond Trust
United States	77.8%
Australia	7.6%
Netherlands	3.7%
Germany	3.3%
Italy	2.7%
Cayman Islands	1.3%
United Kingdom	1.3%
Mexico	1.0%
Ireland	0.5%
New Zealand	0.4%
Other Countries	0.4%

Total	100.0%

316

Science & Technology Trust
United States	80.5%
China	4.8%
Taiwan	3.3%
Ireland	1.9%
Singapore	1.8%
Israel	1.6%
Japan	1.3%
Netherlands	1.3%
France	1.2%
United Kingdom	0.8%
Other Countries	1.5%

Total	100.0%

Strategic Equity Allocation Trust
United States	68.8%
Japan	5.8%
United Kingdom	5.6%
Switzerland	3.3%
France	3.0%
Germany	2.8%
Australia	2.3%
Netherlands	1.4%
Spain	1.0%
Ireland	1.0%
Other Countries	5.0%

Total	100.0%

Strategic Income Opportunities Trust
United States	62.0%
Australia	3.5%
Canada	3.2%
Mexico	3.0%
New Zealand	2.5%
Philippines	2.2%
Malaysia	2.1%
South Korea	2.1%
Singapore	2.0%
Sweden	2.0%
Other Countries	15.4%

Total	100.0%

317

Total Return Trust
United States	84.9%
Italy	6.2%
Spain	4.0%
Canada	1.4%
Cayman Islands	1.2%
United Kingdom	1.0%
South Korea	0.6%
France	0.2%
Brazil	0.1%
Luxembourg	0.1%
Other Countries	0.3%

Total	100.0%

Utilities Trust
United States	66.0%
United Kingdom	5.5%
Spain	5.0%
Brazil	4.6%
Portugal	3.1%
Canada	2.5%
Italy	1.9%
Israel	1.5%
France	1.5%
Russia	1.4%
Other Countries	7.0%

Total	100.0%

Certain portfolios had the following sector distribution as a percentage of total net assets on 3-31-14:

Emerging Markets Value Trust
Financials	31.7%
Materials	18.2%
Energy	16.5%
Industrials	11.5%
Information Technology	7.0%
Consumer Discretionary	6.2%
Consumer Staples	3.5%
Utilities	2.5%
Telecommunication Services	1.3%
Health Care	0.3%
Short-Term Investments & Other	1.3%

Total	100.0%

318

Global Trust
Financials	21.8%
Energy	15.7%
Health Care	15.3%
Industrials	11.9%
Information Technology	10.4%
Consumer Discretionary	9.6%
Telecommunication Services	6.1%
Materials	4.7%
Consumer Staples	2.2%
Short-Term Investments & Other	2.3%

Total	100.0%

Global Bond Trust
Foreign Government Obligations	48.9%
Financials	16.3%
Collateralized Mortgage Obligations	12.2%
U.S. Government	6.3%
Energy	2.2%
Asset Backed Securities	1.6%
Telecommunication Services	0.8%
Consumer Discretionary	0.6%
Consumer Staples	0.6%
U.S. Government Agency	0.5%
Utilities	0.3%
Industrials	0.3%
Information Technology	0.3%
Materials	0.3%
Health Care	0.2%
Purchased Options	0.1%
Short-Term Investments & Other	8.5%

Total	100.0%

International Core Trust
Financials	18.0%
Energy	16.4%
Consumer Discretionary	14.5%
Industrials	11.0%
Telecommunication Services	8.8%
Materials	8.2%
Utilities	7.7%
Health Care	6.4%
Consumer Staples	3.8%
Information Technology	3.7%
Short-Term Investments & Other	1.5%

Total	100.0%

319

International Equity Index Trust B
Financials	25.8%
Industrials	10.9%
Consumer Discretionary	10.4%
Consumer Staples	9.5%
Energy	9.2%
Materials	8.4%
Health Care	7.8%
Information Technology	6.6%
Telecommunication Services	5.1%
Utilities	3.4%
Short-Term & Other Investments	2.9%

Total	100.0%

International Growth Stock Trust
Consumer Discretionary	21.2%
Financials	15.0%
Information Technology	12.7%
Industrials	10.0%
Health Care	9.6%
Consumer Staples	8.8%
Energy	8.4%
Materials	3.6%
Telecommunication Services	1.1%
Utilities	0.9%
Short-Term Investments & Other	8.7%

Total	100.0%

International Small Company Trust
Industrials	26.6%
Consumer Discretionary	17.5%
Financials	13.3%
Materials	10.9%
Information Technology	9.7%
Consumer Staples	6.2%
Energy	5.7%
Health Care	5.3%
Utilities	2.3%
Telecommunication Services	1.5%
Short-Term Investments & Other	1.0%

Total	100.0%

320

International Value Trust
Financials	28.5%
Energy	18.9%
Health Care	12.0%
Industrials	8.3%
Consumer Discretionary	7.7%
Telecommunication Services	6.4%
Information Technology	5.9%
Materials	5.7%
Consumer Staples	3.5%
Utilities	0.4%
Short-Term Investments & Other	2.7%

Total	100.0%

321

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolio’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolio’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Securities with market values at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available. The following table details these transfers during the period ended March 31, 2014:

Portfolio	Amount Transferred

Emerging Markets Value Trust	$66,128,174

Financial Services Trust	2,231,175

International Equity Index B Trust	14,000,117

International Growth Stock Trust	9,857,662

Utilities Trust	14,725,207

As of March 31, 2014, all investments for All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, Small Company Value Trust and U.S. Equity Trust are categorized as Level 1 under the hierarchy described above.

322

All investments for 500 Index Trust B, Mid Cap Index Trust and Real Estate Securities Trust are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments for Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Conservative Trust, Lifestyle Growth Trust and Lifestyle Moderate Trust are categorized as Level 1 under the hierarchy described above, except for short-term treasury bills which are categorized as Level 2.

All investments for Bond PS Series, Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Core Bond Trust are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments for Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral which are categorized as Level 1.

All investments for Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2014, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Active Bond Trust

U.S. Government & Agency Obligations	$200,754,439	—	$200,754,439	—
Foreign Government Obligations	5,728,028	—	5,728,028	—
Corporate Bonds	377,040,751	—	376,937,773	$102,978
Capital Preferred Securities	12,615,452	—	12,615,452	—
Convertible Bonds	212,925	—	212,925	—
Term Loans	3,966,278	—	3,966,278	—
Municipal Bonds	2,646,238	—	2,646,238	—
Collateralized Mortgage Obligations	187,288,299	—	186,462,975	825,324
Asset Backed Securities	41,637,063	—	41,637,063	—
Common Stocks	39,088	$37,962	1,126	—
Preferred Securities	4,180,536	3,223,249	957,287	—
Securities Lending Collateral	1,118,781	1,118,781	—	—
Short-Term Investments	18,274,118	12,589,118	5,685,000	—

Total Investments in Securities	$855,501,996	$16,969,110	$837,604,584	$928,302

323

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Alpha Opportunities Trust

Common Stocks
Consumer Discretionary	$173,458,027	$159,584,865	$13,873,162	—
Consumer Staples	42,712,298	29,441,774	13,270,524	—
Energy	65,430,763	57,278,899	8,151,864	—
Financials	86,385,098	82,231,561	4,153,537	—
Health Care	153,837,941	135,464,732	18,373,209	—
Industrials	130,677,650	115,040,825	15,636,825	—
Information Technology	176,660,919	163,000,213	13,660,706	—
Materials	33,958,236	30,578,272	3,379,964	—
Telecommunication Services	4,671,515	3,666,458	1,005,057	—
Utilities	8,102,601	7,166,163	936,438	—
Preferred Securities	880,950	11,360	—	$869,590
Warrants	1,247,720	—	1,247,720	—
Securities Lending Collateral	49,149,793	49,149,793	—	—
Short-Term Investments	29,300,000	—	29,300,000	—

Total Investments in Securities	$956,473,511	$832,614,915	$122,989,006	$869,590

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Blue Chip Growth Trust

Common Stocks
Consumer Discretionary	$497,871,046	$491,713,196	$6,157,850	—
Consumer Staples	47,745,886	47,745,886	—	—
Energy	81,071,415	81,071,415	—	—
Financials	119,510,017	119,510,017	—	—
Health Care	310,514,274	310,514,274	—	—
Industrials	269,635,541	269,635,541	—	—
Information Technology	427,944,344	406,530,900	21,413,444	—
Materials	80,223,777	80,223,777	—	—

324

Telecommunication Services	40,033,521	35,567,439	4,466,082	—
Securities Lending Collateral	21,677,804	21,677,804	—	—
Short-Term Investments	3,571,646	3,571,646	—	—

Total Investments in Securities	$1,899,799,271	$1,867,761,895	$32,037,376	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Capital Appreciation Trust

Common Stocks
Consumer Discretionary	$303,073,976	$271,513,671	$31,560,305	—
Consumer Staples	61,972,176	61,972,176	—	—
Energy	42,332,437	42,332,437	—	—
Financials	22,586,501	22,586,501	—	—
Health Care	229,028,600	229,028,600	—	—
Industrials	84,164,758	84,164,758	—	—
Information Technology	301,603,245	301,603,245	—	—
Materials	22,614,063	22,614,063	—	—
Telecommunication Services	12,946,594	12,946,594	—	—
Securities Lending Collateral	60,527,211	60,527,211	—	—

Total Investments in Securities	$1,140,849,561	$1,109,289,256	$31,560,305	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Capital Appreciation Value Trust

Common Stocks
Consumer Discretionary	$33,978,633	$33,978,633	—	—
Consumer Staples	24,340,605	20,095,024	$4,245,581	—
Energy	8,006,819	8,006,819	—	—
Financials	43,898,110	43,898,110	—	—
Health Care	34,826,591	34,826,591	—	—
Industrials	31,547,670	31,547,670	—	—

325

Information Technology	24,073,925	24,073,925	—	—
Materials	1,355,231	1,355,231	—	—
Telecommunication Services	6,885,123	6,885,123	—	—
Utilities	19,974,236	19,974,236	—	—
Preferred Securities
Financials	809,350	809,350	—	—
Utilities	871,967	871,967	—	—
U.S. Government & Agency Obligations	20,065,610	—	20,065,610	—
Corporate Bonds	58,738,785	—	58,738,785	—
Convertible Bonds	610,696	—	610,696	—
Term Loans	20,532,906	—	20,532,906	—
Asset Backed Securities	2,239,985	—	2,239,985	—
Securities Lending Collateral	885,628	885,628	—	—
Short-Term Investments	22,328,862	19,315,862	3,013,000	—

Total Investments in Securities	$355,970,732	$246,524,169	$109,446,563	—
Other Financial Instruments:
Written Options	($646,030)	($156,760)	($489,270)	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Core Strategy Trust

Common Stocks
Consumer Discretionary	$796	—	—	$796
Consumer Staples	2,277	—	$2,277	—
Health Care	685	—	—	685
Industrials	74	—	—	74
Materials	1,670	—	—	1,670
Investment Companies	4,059,357,727	$4,059,357,727	—	—

Total Investments in Securities	$4,059,363,229	$4,059,357,727	$2,277	$3,225

326

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Emerging Markets Value Trust

Common Stocks
Australia	$187,922	—	$187,922	—
Brazil	79,165,135	$79,165,135	—	—
Chile	17,360,456	17,360,456	—	—
China	112,138,242	18,383,338	93,569,672	$185,232
Colombia	2,207,357	2,207,357	—	—
Czech Republic	4,186,613	—	4,186,613	—
Greece	2,011,014	—	2,011,014	—
Hong Kong	42,918,616	2,810,292	39,716,069	392,255
Hungary	5,114,747	—	5,114,747	—
India	79,175,812	2,637,586	76,513,012	25,214
Indonesia	31,484,467	—	31,473,618	10,849
Malaysia	48,821,390	—	48,821,390	—
Mexico	59,165,842	59,070,362	15,871	79,609
Philippines	10,818,087	—	10,817,955	132
Poland	25,229,283	—	25,229,283	—
Russia	55,164,310	—	55,164,310	—
South Africa	85,517,327	14,045,717	71,471,610	—
South Korea	160,794,068	39,365,544	121,318,163	110,361
Taiwan	156,439,424	3,147,521	153,291,903	—
Thailand	31,547,643	—	31,420,786	126,857
Turkey	14,853,334	—	14,847,951	5,383
Ukraine	30,651	—	30,651	—
United States	21,013	—	21,013	—
Preferred Securities
Brazil	31,874,356	31,874,356	—	—
Colombia	708,590	708,590	—	—
Rights	1,365	1,126	239	—
Warrants	16,261	16,254	7	—
Securities Lending Collateral	123,564,456	123,564,456	—	—
Short-Term Investments	1,320,170	1,320,170	—	—

Total Investments in Securities	$1,181,837,951	$395,678,260	$785,223,799	$935,892

327

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Equity-Income Trust

Common Stocks
Consumer Discretionary	$220,733,710	$216,249,932	$4,483,778	—
Consumer Staples	106,531,107	106,531,107	—	—
Energy	304,950,000	300,297,453	4,652,547	—
Financials	410,421,395	410,421,395	—	—
Health Care	133,054,058	122,172,443	10,881,615	—
Industrials	311,696,980	311,696,980	—	—
Information Technology	208,541,034	191,059,284	—	$17,481,750
Materials	102,434,928	102,434,928	—	—
Telecommunication Services	73,359,970	59,097,971	14,261,999	—
Utilities	114,908,348	114,908,348	—	—
Preferred Securities	1,078,350	1,078,350	—	—
Securities Lending Collateral	99,770,801	99,770,801	—	—
Short-Term Investments	133,532,271	133,532,271	—	—

Total Investments in Securities	$2,221,012,952	$2,169,251,263	$34,279,939	$17,481,750

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Financial Services Trust

Common Stocks
Energy	$7,676,302	$7,676,302	—	—
Financials	150,881,728	139,167,759	$8,491,065	$3,222,904
Information Technology	17,982,964	17,982,964	—	—
Short-Term Investments	4,033,000	—	4,033,000	—

Total Investments in Securities	$180,573,994	$164,827,025	$12,524,065	$3,222,904

328

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Fundamental All Cap Core Trust

Common Stocks
Consumer Discretionary	$400,977,763	$400,977,763	—	—
Consumer Staples	42,938,175	17,553,734	$25,384,441	—
Energy	132,584,169	132,584,169	—	—
Financials	428,615,601	428,615,601	—	—
Health Care	26,017,721	26,017,721	—	—
Industrials	116,188,792	116,188,792	—	—
Information Technology	430,503,040	430,503,040	—	—
Materials	37,355,292	37,355,292	—	—
Short-Term Investments	13,319,000	—	13,319,000	—

Total Investments in Securities	$1,628,499,553	$1,589,796,112	$38,703,441	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Fundamental Large Cap Value Trust

Common Stocks
Consumer Discretionary	$161,328,754	$146,300,744	$15,028,010	—
Consumer Staples	112,791,860	59,332,327	53,459,533	—
Energy	163,802,343	163,802,343	—	—
Financials	354,350,392	354,350,392	—	—
Health Care	66,178,214	66,178,214	—	—
Industrials	63,833,814	63,833,814	—	—
Information Technology	148,563,375	148,563,375	—	—
Materials	18,097,500	18,097,500	—	—
Short-Term Investments	6,465,000	—	6,465,000	—

Total Investments in Securities	$1,095,411,252	$1,020,458,709	$74,952,543	—

329

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Fundamental Value Trust

Common Stocks
Consumer Discretionary	$207,224,462	$200,199,187	$7,025,275	—
Consumer Staples	161,443,512	142,883,689	18,559,823	—
Energy	118,060,052	118,060,052	—	—
Financials	536,221,453	492,418,380	43,803,073	—
Health Care	130,462,700	130,462,700	—	—
Industrials	76,979,329	30,606,319	46,373,010	—
Information Technology	206,207,820	206,207,820	—	—
Materials	99,950,696	83,948,119	16,002,577	—
Corporate Bonds	416,572	—	416,572	—
Securities Lending Collateral	19,309,219	19,309,219	—	—
Short-Term Investments	27,163,000	—	27,163,000	—

Total Investments in Securities	$1,583,438,815	$1,424,095,485	$159,343,330	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Global Trust

Common Stocks
Brazil	$7,228,090	$7,228,090	—	—
Canada	10,129,229	10,129,229	—	—
China	8,376,727	2,443,553	$5,933,174	—
Denmark	4,071,744	—	4,071,744	—
France	72,730,308	—	72,730,308	—
Germany	42,345,383	—	42,345,383	—
Hong Kong	5,157,610	—	5,157,610	—
India	3,643,284	3,643,284	—	—
Ireland	11,809,923	—	11,809,923	—
Israel	8,595,483	8,595,483	—	—
Italy	21,631,205	—	21,631,205	—

330

Japan	18,698,893	—	18,698,893	—
Netherlands	39,721,862	—	39,721,862	—
Portugal	8,766,547	—	8,766,547	—
Russia	10,371,135	6,106,205	4,264,930	—
Singapore	11,957,820	—	11,957,820	—
South Korea	25,951,502	6,938,188	19,013,314	—
Spain	6,959,727	—	6,959,727	—
Sweden	11,063,514	—	11,063,514	—
Switzerland	29,639,316	—	29,639,316	—
Thailand	701,242	—	701,242	—
Turkey	7,238,201	7,238,201	—	—
United Kingdom	74,545,466	7,256,821	67,288,645	—
United States	224,099,439	221,589,468	2,509,971	—
Securities Lending Collateral	17,448,670	17,448,670	—	—
Short-Term Investments	10,000,000	—	10,000,000	—

Total Investments in Securities	$692,882,320	$298,617,192	$394,265,128	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Global Bond Trust

U.S. Government & Agency Obligations	$59,956,046	—	$59,956,046	—
Foreign Government Obligations	428,181,498	—	428,181,498	—
Corporate Bonds	187,847,879	—	187,847,879	—
Municipal Bonds	365,072	—	365,072	—
Collateralized Mortgage Obligations	106,750,346	—	106,750,346	—
Asset Backed Securities	14,104,177	—	14,104,177	—
Term Loans	598,500	—	598,500	—
Common Stocks	74,549	$74,549	—	—
Preferred Securities	239,120	239,120	—	—
Escrow Shares	2,554,875	—	2,554,875	—
Purchased Options	1,062,950	—	1,062,950	—
Short-Term Investments	85,047,062	—	85,047,062	—

Total Investments in Securities	$886,782,074	$313,669	$886,468,405	—
Reverse Repurchase Agreement	($3,851,250)	—	($3,851,250)	—
Sale Commitments Outstanding	($36,307,265)	—	($36,307,265)	—

331

Other Financial Instruments:
Futures	$315,289	$315,289	—	—
Forward Foreign Currency Contracts	($6,419,654)	—	($6,419,654)	—
Written Options	($2,384,338)	($76,188)	($2,308,150)	—
Interest Rate Swaps	($1,645,405)	—	($1,645,405)	—
Credit Default Swaps	($1,111,008)	—	($1,111,008)	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Health Sciences Trust

Common Stocks
Consumer Staples	$5,261,417	$4,880,993	$380,424	—
Health Care	270,705,799	254,938,168	15,734,227	$33,404
Industrials	5,707,500	5,707,500	—	—
Information Technology	2,276,742	2,276,742	—	—
Preferred Securities	488,812	—	—	488,812
Convertible Bonds	155,163	—	155,163	—
Rights	6,150	6,150	—	—
Warrants	12,143	—	12,143	—
Short-Term Investments	3,011,840	3,011,840	—	—

Total Investments in Securities	$287,625,566	$270,821,393	$16,281,957	$522,216
Other Financial Instruments:
Written Options	($81,949)	($81,949)	—	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
High Yield Trust

Foreign Government Obligations	$3,440,741	—	$3,440,741	—
Corporate Bonds	299,213,250	—	297,219,650	$1,993,600
Capital Preferred Securities	2,415,100	—	2,415,100	—
Convertible Bonds	90,617	—	90,617	—

332

Municipal Bonds	429,622	—	429,622	—
Term Loans	9,810,089	—	9,810,089	—
Common Stocks	7,952,564	$4,063,302	7,500	3,881,762
Preferred Securities	6,008,017	3,421,790	2,586,227	—
Escrow Certificates	42,525	—	42,525	—
Warrants	42,467	—	42,467	—
Securities Lending Collateral	5,425,493	5,425,493	—	—
Short-Term Investments	2,333,394	2,224,169	109,225	—

Total Investments in Securities	$337,203,879	$15,134,754	$316,193,763	$5,875,362
Other Financial Instruments:
Futures	$43,787	$43,787	—	—
Forward Foreign Currency Contracts	($111,013)	—	($111,013)	—
Credit Default Swaps	($1,088,099)	—	($1,088,099)	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Income Trust

Corporate Bonds	$142,809,142	—	$142,809,142	—
Convertible Bonds	5,427,797	—	5,427,797	—
Term Loans	9,334,960	—	9,334,960	—
Common Stocks	261,138,305	$239,633,715	20,110,752	$1,393,838
Preferred Securities	24,896,330	18,716,753	4,792,657	1,386,920
Warrants	18,677	18,677	—	—
Escrow Certificates	850	—	—	850
Equity Linked Securities	4,674,275	—	4,674,275	—
Securities Lending Collateral	16,015,051	16,015,051	—	—
Short-Term Investments	10,099,985	—	10,099,985	—

Total Investments in Securities	$474,415,372	$274,384,196	$197,249,568	$2,781,608

		Level 2	Level 3
		Significant	Significant
Total Market Value	Level 1 Quoted	Observable	Unobservable
at 3-31-14	Price	Inputs	Inputs

333

International Core Trust

Common Stocks
Australia	$40,294,372	—	$40,294,369	$3
Austria	4,193,001	—	4,193,001	—
Belgium	9,884,755	—	9,884,755	—
Canada	7,122,324	$7,122,324	—	—
China	511,100	—	511,100	—
Denmark	5,901,502	—	5,901,502	—
Finland	11,540,830	—	11,540,830	—
France	107,710,141	—	107,710,141	—
Germany	70,925,955	—	70,925,955	—
Hong Kong	22,762,809	—	22,762,809	—
Ireland	3,286,705	—	3,286,705	—
Isle of Man	615,964	—	615,964	—
Israel	4,479,258	—	4,479,258	—
Italy	54,100,483	—	54,100,483	—
Japan	148,970,672	—	148,970,672	—
Luxembourg	1,637,907	—	1,637,907	—
Macau	3,764,462	—	3,764,462	—
Netherlands	64,334,444	—	64,334,444	—
New Zealand	3,266,369	—	3,266,369	—
Norway	7,752,591	—	7,752,591	—
Portugal	4,595,451	—	4,595,451	—
Singapore	4,152,872	—	4,152,872	—
Spain	69,867,382	—	69,867,382	—
Sweden	5,560,350	—	5,560,350	—
Switzerland	16,042,547	—	16,042,547	—
United Kingdom	171,694,862	—	171,694,862	—
United States	2,384,115	2,368,087	16,028	—
Preferred Securities	5,659,687	—	5,659,687	—
Rights	178,499	178,499	—	—
Securities Lending Collateral	56,765,565	56,765,565	—	—
Short-Term Investments	11,248,639	11,248,639	—	—

Total Investments in Securities	$921,205,613	$77,683,114	$843,522,496	$3
Other Financial Instruments:
Forward Foreign Currency Contracts	($2,585,332)	—	($2,585,332)	—

334

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
International Equity Index Trust B

Common Stocks
Australia	$38,286,335	—	$38,286,335	—
Austria	1,278,350	—	1,278,350	—
Belgium	6,103,481	—	6,103,470	$11
Bermuda	480,118	—	480,118	—
Brazil	8,226,403	$8,219,870	6,533	—
Canada	47,305,391	47,305,391	—	—
Chile	1,798,260	1,798,260	—	—
China	20,279,734	—	20,279,734	—
Colombia	1,590,626	1,590,626	—	—
Czech Republic	395,861	—	395,861	—
Denmark	6,589,290	—	6,589,290	—
Egypt	83,133	—	83,133	—
Finland	4,440,678	—	4,440,678	—
France	49,034,093	—	49,034,093	—
Germany	42,940,127	—	42,940,127	—
Greece	130,264	—	130,264	—
Guernsey, Channel Islands	279,380	—	279,380	—
Hong Kong	18,128,188	—	18,128,188	—
Hungary	260,272	—	260,272	—
India	9,733,209	6,780,996	2,952,213	—
Indonesia	3,748,147	7,387	3,740,760	—
Ireland	3,667,236	231,289	3,435,947	—
Israel	2,670,761	—	2,670,761	—
Italy	11,768,226	—	11,768,226	—
Japan	95,801,336	—	95,801,336	—
Jersey, Channel Islands	259,794	—	259,794	—
Luxembourg	1,903,452	—	1,903,452	—
Macau	1,046,154	—	1,046,154	—
Malaysia	5,203,762	—	5,203,762	—
Mexico	6,917,474	6,811,691	105,783	—
Netherlands	22,363,473	—	22,363,473	—
New Zealand	484,675	—	484,675	—

335

Norway	3,515,387	—	3,515,387	—
Peru	477,180	477,180	—	—
Philippines	954,799	—	954,799	—
Poland	2,209,657	—	2,205,958	3,699
Portugal	868,602	—	868,602	—
Russia	7,250,224	4,646,137	2,604,087	—
Singapore	7,094,286	—	6,329,608	764,678
South Africa	10,733,621	—	10,733,621	—
South Korea	21,073,191	216,468	20,856,723	—
Spain	16,598,195	—	16,598,195	—
Sweden	15,928,193	—	15,928,193	—
Switzerland	48,373,291	—	48,373,291	—
Taiwan	12,641,410	—	12,641,410	—
Thailand	2,864,054	—	2,864,054	—
Turkey	2,199,958	—	2,199,958	—
Ukraine	17,854	—	17,854	—
United Kingdom	89,474,595	—	89,474,595	—
United States	2,929,372	2,671,949	257,423	—
Preferred Securities				—
Brazil	6,031,245	6,031,245	—	—
Germany	3,008,518	—	3,008,518	—
South Korea	1,179,320	—	1,179,320	—
Rights	100,544	91,540	9,004	—
Securities Lending Collateral	36,213,983	36,213,983	—	—
Short-Term Investments	10,703,035	—	10,703,035	—

Total Investments in Securities	$715,638,197	$123,094,012	$591,775,797	$768,388
Other Financial Instruments:
Futures	$674,058	$674,058	—	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
International Growth Stock Trust

Common Stocks
Australia	$19,506,608	—	$19,506,608	—
Belgium	8,733,577	—	8,733,577	—

336

Brazil	19,254,446	$17,951,826	1,302,620	—
Canada	43,589,222	43,589,222	—	—
China	20,306,225	8,469,585	11,836,640	—
Denmark	14,711,788	—	14,711,788	—
France	27,786,806	—	27,786,806	—
Germany	42,821,434	—	42,821,434	—
Hong Kong	19,371,289	—	19,371,289	—
Ireland	7,569,901	—	7,569,901	—
Israel	11,169,161	11,169,161	—	—
Japan	32,579,750	—	32,579,750	—
Mexico	10,906,428	10,906,428	—	—
Netherlands	15,659,849	—	15,659,849	—
Singapore	24,665,384	9,284,702	15,380,682	—
South Korea	18,534,863	—	18,534,863	—
Spain	6,657,580	—	6,657,580	—
Sweden	14,503,504	—	14,503,504	—
Switzerland	58,557,971	—	58,557,971	—
Taiwan	10,855,403	—	10,855,403	—
Thailand	4,930,166	—	4,930,166	—
Turkey	6,114,773	—	6,114,773	—
United Kingdom	90,938,525	—	90,938,525	—
Short-Term Investments	47,549,404	47,549,404	—	—

Total Investments in Securities	$577,274,057	$148,920,328	$428,353,729	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
International Small Company Trust

Common Stocks
Australia	$6,497,888	$44,874	$6,435,467	$17,547
Austria	1,219,176	—	1,219,176	—
Bahamas	13,126	—	13,126	—
Belgium	1,488,423	—	1,488,398	25
Bermuda	578,100	—	578,100	—
Cambodia	29,231	—	29,231	—
Canada	10,041,063	10,030,062	9,960	1,041

337

Cayman Islands	13,810	13,810	—	—
China	34,138	—	34,138	—
Cyprus	41,766	—	41,766	—
Denmark	1,834,047	—	1,834,047	—
Finland	2,929,988	—	2,929,988	—
France	4,047,850	—	4,047,850	—
Germany	4,896,305	—	4,896,305	—
Gibraltar	129,162	—	129,162	—
Greece	187	—	—	187
Guernsey, Channel Islands	11,081	2,687	8,394	—
Hong Kong	2,725,351	—	2,693,090	32,261
Ireland	2,124,349	112,168	2,012,181	—
Isle of Man	11,365	—	11,365	—
Israel	667,790	34,184	633,606	—
Italy	4,104,501	—	4,104,501	—
Japan	22,452,960	—	22,452,960	—
Jersey, Channel Islands	116,023	—	116,023	—
Liechtenstein	106,686	—	106,686	—
Luxembourg	492,925	—	492,925	—
Malta	68,425	—	68,425	—
Mongolia	1,357	—	1,357	—
Netherlands	2,596,091	—	2,596,091	—
New Zealand	1,077,531	—	1,077,531	—
Norway	1,084,879	—	1,084,879	—
Papua New Guinea	3,570	—	3,570	—
Portugal	718,584	—	718,584	—
Singapore	1,291,040	—	1,291,040	—
South Africa	12,642	—	12,642	—
Spain	2,127,165	—	2,127,165	—
Sweden	4,566,319	—	4,566,319	—
Switzerland	4,593,936	—	4,586,281	7,655
United Arab Emirates	58,536	—	58,536	—
United Kingdom	24,045,996	24,826	24,020,226	944
United States	244,778	94,437	150,341	—
Rights	11,293	6,748	4,545	—
Warrants	90	1	89	—
Securities Lending Collateral	3,048,616	3,048,616	—	—
Short-Term Investments	601,651	601,651	—	—

338

Total Investments in Securities	$112,759,790	$14,014,064	$98,686,066	$59,660

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
International Value Trust

Common Stocks
Brazil	$14,545,902	$14,545,902	—	—
Canada	72,241,160	72,241,160	—	—
China	46,593,315	3,755,926	$42,837,389	—
Denmark	4,872,379	—	4,872,379	—
France	189,015,462	—	189,015,462	—
Germany	69,851,670	—	69,851,670	—
Hong Kong	29,375,917	—	29,375,917	—
India	11,401,229	—	11,401,229	—
Ireland	11,709,078	—	11,709,078	—
Israel	10,150,828	10,150,828	—	—
Italy	47,915,549	—	47,915,549	—
Japan	77,826,032	—	77,826,032	—
Netherlands	89,703,309	—	89,703,309	—
Norway	32,391,747	—	32,391,747	—
Russia	10,099,020	6,398,712	3,700,308	—
South Korea	120,140,130	26,586,335	93,553,795	—
Spain	17,279,912	—	17,279,912	—
Sweden	11,702,582	—	11,702,582	—
Switzerland	97,559,429	—	97,559,429	—
Thailand	2,626,350	—	2,626,350	—
United Arab Emirates	3,236,862	—	3,236,862	—
United Kingdom	220,753,998	10,408,472	210,345,526	—
United States	27,390,684	27,390,684	—	—
Securities Lending Collateral	17,034,021	17,034,021	—	—
Short-Term Investments	18,000,000	—	18,000,000	—

Total Investments in Securities	$1,253,416,565	$188,512,040	$1,064,904,525	—

339

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Investment Quality Bond Trust

U.S. Government & Agency Obligations	$73,873,360	—	$73,873,360	—
Foreign Government Obligations	10,741,698	—	10,741,698	—
Corporate Bonds	158,712,228	—	158,712,228	—
Capital Preferred Securities	761,515	—	761,515	—
Municipal Bonds	12,020,838	—	12,020,838	—
Term Loans	20,050,647	—	20,050,647	—
Collateralized Mortgage Obligations	32,680,155	—	32,160,392	$519,763
Asset Backed Securities	13,986,255	—	13,271,255	715,000
Preferred Securities	638,020	$638,020	—	—
Purchased Options	190,289	—	190,289	—
Short-Term Investments	15,000,000	—	15,000,000	—

Total Investments in Securities	$338,655,005	$638,020	$336,782,222	$1,234,763
Other Financial Instruments:
Futures	($22,027)	($22,027)	—	—
Forward Foreign Currency Contracts	($29,583)	—	($29,583)	—
Interest Rate Swaps	($722,404)	—	($722,404)	—
Credit Default Swaps	$1,150,146	—	$1,150,146	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Mid Cap Stock Trust

Common Stocks
Consumer Discretionary	$220,514,484	$210,177,965	$10,336,519	—
Consumer Staples	57,687,071	57,687,071	—	—
Energy	37,636,141	37,636,141	—	—
Financials	25,467,386	15,047,874	10,419,512	—
Health Care	129,749,703	121,690,239	8,059,464	—
Industrials	149,339,861	149,339,861	—	—
Information Technology	231,158,446	231,158,446	—	—

340

Materials	22,820,149	22,820,149	—	—
Preferred Securities	6,340,147	—	—	$6,340,147
Securities Lending Collateral	125,544,082	125,544,082	—	—
Short-Term Investments	52,000,000	—	52,000,000	—

Total Investments in Securities	$1,058,257,470	$971,101,828	$80,815,495	$6,340,147

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Mid Value Trust

Common Stocks
Consumer Discretionary	$91,615,592	$89,565,988	$2,049,604	—
Consumer Staples	84,134,527	84,134,527	—	—
Energy	90,790,285	90,790,285	—	—
Financials	265,885,847	258,788,920	1,115,585	$5,981,342
Health Care	68,371,095	68,371,095	—	—
Industrials	99,934,577	99,934,577	—	—
Information Technology	48,742,723	48,742,723	—	—
Materials	82,075,391	79,707,284	2,368,107	—
Telecommunication Services	8,285,925	8,285,925	—	—
Utilities	83,178,249	83,178,249	—	—
Preferred Securities	360,360	360,360	—	—
Convertible Bonds
Financials	1,007,034	—	1,007,034	—
Industrials	3,478,290	—	3,478,290	—
Securities Lending Collateral	53,248,777	53,248,777	—	—
Short-Term Investments	48,507,689	48,507,689	—	—

Total Investments in Securities	$1,029,616,361	$1,013,616,399	$10,018,620	$5,981,342

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Mutual Shares Trust

341

Common Stocks
Consumer Discretionary	$59,592,398	$46,133,029	$13,459,369	—
Consumer Staples	79,682,347	53,192,267	26,490,080	—
Energy	74,201,718	53,015,718	21,186,000	—
Financials	129,138,290	102,490,743	21,508,829	$5,138,718
Health Care	78,543,188	78,543,188	—	—
Industrials	27,857,785	15,585,822	12,271,963	—
Information Technology	73,437,432	68,491,989	4,945,443	—
Materials	32,231,158	22,555,926	9,675,232	—
Telecommunication Services	12,093,707	707,937	11,385,770	—
Utilities	9,183,322	7,995,104	1,188,218	—
Corporate Bonds	22,580,047	—	22,580,047	—
Term Loans	22,476,978	—	22,476,978	—
Municipal Bonds	1,817,486	—	1,817,486	—
Securities Lending Collateral	16,719,640	16,719,640	—	—
Short-Term Investments	22,689,502	—	22,689,502	—

Total Investments in Securities	$662,244,998	$465,431,363	$191,674,917	$5,138,718
Other Financial Instruments:
Forward Foreign Currency Contracts	$472,468	—	$472,468	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Natural Resources Trust

Common Stocks
Energy	$84,991,734	$56,786,851	$28,204,883	—
Industrials	3,095,190	1,637,485	1,457,705	—
Information Technology	2,629,199	2,629,199	—	—
Materials	47,950,800	19,680,118	28,270,682	—
Utilities	380,987	380,987	—	—
Securities Lending Collateral	5,487,781	5,487,781	—	—
Short-Term Investments	1,400,000	—	1,400,000	—

Total Investments in Securities	$145,935,691	$86,602,421	$59,333,270	—

342

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
New Income Trust

U.S. Government & Agency Obligations	$1,272,661,245	—	$1,272,661,245	—
Foreign Government Obligations	107,441,619	—	107,441,619	—
Corporate Bonds	769,876,520	—	769,876,520	—
Municipal Bonds	94,771,860	—	94,771,860	—
Term Loans	41,486,173	—	41,486,173	—
Collateralized Mortgage Obligations	221,453,796	—	220,465,051	$988,745
Asset Backed Securities	187,655,397	—	187,655,397	—
Capital Preferred Securities	4,877,750	—	4,877,750	—
Purchased Options	48,781	$48,781	—	—
Short-Term Investments	76,459,505	72,249,524	4,209,981	—

Total Investments in Securities	$2,776,732,646	$72,298,305	$2,703,445,596	$988,745
Other Financial Instruments:
Futures	$895,476	$895,476	—	—
Forward Foreign Currency Contracts	($2,301,979)	—	($2,301,979)	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Real Return Bond Trust

U.S. Government & Agency Obligations	$96,130,744	—	$96,130,744	—
Foreign Government Obligations	7,249,207	—	7,249,207	—
Corporate Bonds	11,144,499	—	11,144,499	—
Collateralized Mortgage Obligations	5,838,619	—	5,838,619	—
Asset Backed Securities	2,754,348	—	2,754,348	—
Common Stocks	6,492	$6,492	—	—
Purchased Options	984	891	93	—
Short-Term Investments	49,171,255	—	49,171,255	—

Total Investments in Securities	$172,296,148	$7,383	$172,288,765	—
Other Financial Instruments:
Futures	($68,508)	($68,508)	—	—

343

Forward Foreign Currency Contracts	($3,791)	—	($3,791)	—
Written Options	($50,536)	—	($50,536)	—
Interest Rate Swaps	($662,209)	—	($662,209)	—
Credit Default Swaps	($2,061)	—	($2,061)	—
Inflation Swaps	($66,667)	—	($66,667)	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Science & Technology Trust

Common Stocks
Consumer Discretionary	$41,415,984	$40,297,913	$1,118,071	—
Consumer Staples	185,248	—	—	$185,248
Health Care	9,844,612	9,844,612	—	—
Industrials	3,040,560	3,040,560	—	—
Information Technology	368,986,417	330,135,743	32,398,676	6,451,998
Telecommunication Services	3,541,009	—	3,541,009	—
Preferred Securities	2,467,223	—	—	2,467,223
Securities Lending Collateral	29,235,316	29,235,316	—	—
Short-Term Investments	32,080,574	16,145,574	15,935,000	—

Total Investments in Securities	$490,796,943	$428,699,718	$52,992,756	$9,104,469

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Short Term Government Income Trust

U.S. Government & Agency Obligations	$383,551,748	—	$383,551,748	—
Collateralized Mortgage Obligations	23,198,988	—	23,198,988	—
Common Stocks	28,002	$28,002	—	—
Preferred Securities	736,716	736,716	—	—
Short-Term Investments	2,796,000	—	2,796,000	—

Total Investments in Securities	$410,311,454	$764,718	$409,546,736	—
Other Financial Instruments:

344

Futures	$268,005	$268,005	—	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Small Cap Growth Trust

Common Stocks
Consumer Discretionary	$74,348,052	$69,459,995	$4,888,057	—
Consumer Staples	19,139,440	19,139,440	—	—
Energy	12,594,881	12,594,881	—	—
Financials	35,912,265	35,912,265	—	—
Health Care	92,685,840	92,685,840	—	—
Industrials	119,351,440	119,351,440	—	—
Information Technology	186,981,778	186,238,154	—	$743,624
Materials	4,964,835	4,964,835	—	—
Preferred Securities
Consumer Discretionary	2,725,482	—	—	2,725,482
Information Technology	4,656,973	—	—	4,656,973
Securities Lending Collateral	67,432,936	67,432,936	—	—
Short-Term Investments	2,600,000	—	2,600,000	—

Total Investments in Securities	$623,393,922	$607,779,786	$7,488,057	$8,126,079

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Small Cap Index Trust

Common Stocks
Consumer Discretionary	$57,321,121	$57,321,121	—	—
Consumer Staples	16,295,056	16,295,056	—	—
Energy	25,259,825	25,259,825	—	—
Financials	101,966,017	101,966,017	—	—
Health Care	58,955,116	58,954,076	—	$1,040
Industrials	63,966,593	63,966,593	—	—

345

Information Technology	78,544,077	78,544,077	—	—
Materials	21,437,115	21,437,115	—	—
Telecommunication Services	3,291,004	3,255,160	—	35,844
Utilities	13,745,395	13,745,395	—	—
Investment Companies	52,692	52,692	—	—
Rights	8,329	8,329	—	—
Warrants	10,762	2,081	$8,681	—
Securities Lending Collateral	57,369,940	57,369,940	—	—
Short-Term Investments	14,697,000	—	14,697,000	—

Total Investments in Securities	$512,920,042	$498,177,477	$14,705,681	$36,884
Other Financial Instruments:
Futures	($88,657)	($88,657)	—	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Small Cap Opportunities Trust

Common Stocks
Consumer Discretionary	$36,222,894	$36,219,517	—	$3,377
Consumer Staples	5,783,077	5,783,077	—	—
Energy	29,470,674	29,470,674	—	—
Financials	72,168,179	72,167,458	—	721
Health Care	26,144,857	26,134,942	—	9,915
Industrials	50,645,383	50,645,279	—	104
Information Technology	52,911,051	52,911,051	—	—
Materials	20,158,864	20,158,864	—	—
Telecommunication Services	2,545,746	2,525,452	—	20,294
Utilities	3,020,092	3,020,092	—	—
Rights	134	—	$134	—
Warrants	1,551	—	1,551	—
Short-Term Investments	1,772,942	1,772,942	—	—

Total Investments in Securities	$300,845,444	$300,809,348	$1,685	$34,411

346

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Small Cap Value Trust

Common Stocks
Consumer Discretionary	$92,848,530	$92,848,530	—	—
Consumer Staples	23,976,767	17,415,562	$6,561,205	—
Energy	44,622,995	44,622,995	—	—
Financials	166,082,666	166,082,666	—	—
Health Care	91,829,824	91,829,824	—	—
Industrials	140,843,758	140,843,758	—	—
Information Technology	110,536,717	110,536,717	—	—
Materials	52,247,698	52,247,698	—	—
Utilities	27,985,720	27,985,720	—	—
Securities Lending Collateral	21,356,984	21,356,984	—	—
Short-Term Investments	34,300,000	—	34,300,000	—

Total Investments in Securities	$806,631,659	$765,770,454	$40,861,205	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Strategic Equity Allocation Trust

Common Stocks
Consumer Discretionary	$1,258,478,019	$897,749,634	$360,728,385	—
Consumer Staples	954,437,249	608,496,102	345,941,147	—
Energy	894,331,116	673,900,434	220,430,682	—
Financials	2,101,046,972	1,287,276,714	809,062,787	$4,707,471
Health Care	1,267,892,294	934,485,835	333,405,410	1,049
Industrials	1,268,714,376	857,541,722	411,172,654	—
Information Technology	1,469,068,352	1,324,442,640	144,625,712	—
Materials	559,905,175	300,222,607	259,682,568	—
Telecommunication Services	318,841,114	160,566,749	158,232,369	41,996
Utilities	359,727,969	239,939,116	119,788,853	—
Preferred Securities

347

Consumer Discretionary	14,079,497	—	14,079,497	—
Consumer Staples	4,627,534	—	4,627,534	—
Investment Companies	71,523	71,523	—	—
Rights	726,090	663,256	62,834	—
Warrants	10,925	2,018	8,907	—
Securities Lending Collateral	228,309,539	228,309,539	—	—
Short-Term Investments	279,204,000	—	279,204,000	—

Total Investments in Securities	$10,979,471,744	$7,513,667,889	$3,461,053,339	$4,750,516
Other Financial Instruments:
Futures	$4,663,803	$4,663,803	—	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Strategic Income Opportunities Trust

Foreign Government Obligations	$114,298,459	—	$114,298,459	—
Corporate Bonds	214,228,702	—	214,228,702	—
Capital Preferred Securities	10,123,683	—	10,123,683	—
Convertible Bonds	8,003,989	—	8,003,989	—
Municipal Bonds	172,389	—	172,389	—
Term Loans	70,582,595	—	70,582,595	—
Collateralized Mortgage Obligations	28,970,617	—	28,603,806	$366,811
Asset Backed Securities	4,463,869	—	4,463,869	—
Common Stocks	10,919,335	$10,919,335	—	—
Preferred Securities	35,033,095	30,877,560	4,155,535	—
Investment Companies	520,329	—	520,329	—
Escrow Certificates	12,381	—	—	12,381
Purchased Options	831,192	—	831,192	—
Warrants	31,041	—	31,041	—
Short-Term Investments	9,366,122	—	9,366,122	—

Total Investments in Securities	$507,557,798	$41,796,895	$465,381,711	$379,192
Other Financial Instruments:
Futures	$113,652	$113,652	—	—
Forward Foreign Currency Contracts	($2,612,374)	—	($2,612,374)	—
Written Options	($479,673)	—	($479,673)	—

348

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Total Return Trust

U.S. Government & Agency Obligations	$1,994,026,447	—	$1,994,026,447	—
Foreign Government Obligations	386,157,287	—	386,157,287	—
Corporate Bonds	378,294,962	—	378,294,962	—
Capital Preferred Securities	5,017,250	—	5,017,250	—
Municipal Bonds	134,126,245	—	134,126,245	—
Collateralized Mortgage Obligations	162,462,154	—	162,462,154	—
Asset Backed Securities	62,607,248	—	62,607,248	—
Common Stocks	165	$165	—	—
Preferred Securities	24,701,884	17,360,400	7,341,484	—
Short-Term Investments	288,854,186	—	269,027,524	$19,826,662

Total Investments in Securities	$3,436,247,828	$17,360,565	$3,399,060,601	$19,826,662
Other Financial Instruments:
Futures	($8,041,946)	($8,041,946)	—	—
Forward Foreign Currency Contracts	($1,054,513)	—	($1,054,513)	—
Written Options	($2,064,394)	($61,813)	($2,002,581)	—
Interest Rate Swaps	$17,440,779	—	$17,440,779	—
Credit Default Swaps	$746,807	—	$746,807	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Total Stock Market Index Trust

Common Stocks
Consumer Discretionary	$73,434,659	$73,434,637	—	$22
Consumer Staples	48,252,204	48,011,443	—	240,761
Energy	58,527,459	58,527,459	—	—
Financials	95,329,133	95,329,126	—	7
Health Care	66,210,801	66,208,284	—	2,517
Industrials	60,157,821	60,157,640	—	181

349

Information Technology	99,999,704	99,999,699	—	5
Materials	20,181,435	20,181,435	—	—
Telecommunication Services	11,613,893	11,608,762	—	5,131
Utilities	15,792,736	15,792,736	—	—
Corporate Bonds	2,688	—	$2,688	—
Rights	6,672	6,672	—	—
Warrants	1,861	1,052	809	—
Securities Lending Collateral	14,649,423	14,649,423	—	—
Short-Term Investments	13,287,000	—	13,287,000	—

Total Investments in Securities	$577,447,489	$563,908,368	$13,290,497	$248,624
Other Financial Instruments:
Futures	$170,653	$170,653	—	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Utilities Trust

Common Stocks
Consumer Discretionary	$50,182,419	$43,687,124	$6,495,295	—
Energy	76,864,462	76,864,462	—	—
Industrials	1,446,888	1,446,888	—	—
Telecommunication Services	68,886,796	35,005,365	33,881,431	—
Utilities	256,809,475	182,406,605	74,402,870	—
Preferred Securities
Telecommunication Services	959,149	959,149	—	—
Utilities	25,010,944	25,010,944	—	—
Corporate Bonds	644,955	—	644,955	—
Convertible Bonds	3,382,864	—	3,382,864	—
Securities Lending Collateral	11,252,440	11,252,440	—	—
Short-Term Investments	7,299,000	—	7,299,000	—

Total Investments in Securities	$502,739,392	$376,632,977	$126,106,415	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($417,369)	—	($417,369)	—

350

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 3-31-14	Price	Inputs	Inputs
Value Trust

Common Stocks
Consumer Discretionary	$80,994,036	$80,994,036	—	—
Consumer Staples	24,221,861	24,221,861	—	—
Energy	45,502,305	35,585,706	$9,916,599	—
Financials	148,612,082	148,612,082	—	—
Health Care	62,269,412	62,269,412	—	—
Industrials	72,654,656	72,654,656	—	—
Information Technology	62,622,680	62,622,680	—	—
Materials	36,994,644	36,994,644	—	—
Telecommunication Services	15,660,166	15,660,166	—	—
Utilities	21,222,270	21,222,270	—	—
Short-Term Investments	20,105,226	20,105,226	—	—

Total Investments in Securities	$590,859,338	$580,942,739	$9,916,599	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Financial Services Trust

Financials
Balance as of 12-31-13	$3,250,272
Accrued discounts/premiums	-
Realized gain (loss)	-

Changed in unrealized appreciation (depreciation)	(27,368)
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-14	$3,222,904
Change in unrealized at period end*	(27,368)

351

High Yield Trust

	Corporate Bonds	Common Stock	Total
Balance as of 12-31-13	$710,862	$3,571,785	$4,282,647
Accrued discounts/premiums	2,960	-	2,960

Change in unrealized appreciation (depreciation)	33,545	(587,014)	(553,469)
Purchases	170,233	896,990	1,067,223
Sales	-	-	-
Transfers into Level 3	1,076,000	-	1,076,000
Transfers out of Level 3	-	-	-
Balance as of 3-31-14	$1,993,600	$3,881,761	$5,875,361

Change in unrealized at period end*	33,545	(587,014)	(553,469)

Science & Technology Trust

		Information
	Consumer Staples	Technology	Total
Balance as of 12-31-13	$167,370	$8,163,248	$8,330,618
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-

Changed in unrealized appreciation (depreciation)	17,878	918,007	935,885
Purchases	-	309,065	309,065
Sales	-	(471,099)	(471,099)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-14	$185,248	$8,919,221	$9,104,469

Change in unrealized at period end*	$17,878	$972,437	$990,315

Small Cap Growth Trust

	Consumer	Information
	Discretionary	Technology	Total
Balance as of 12-31-13	$2,326,225	$2,358,173	$4,684,398

352

Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-

Changed in unrealized appreciation (depreciation)	399,257	1,094,367	1,493,624
Purchases	-	1,948,057	1,948,057
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-14	$2,725,482	$5,400,597	$8,126,079

Change in unrealized at period end*	$399,257	1,094,367	$1,493,624

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

Financial Services Trust

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
	at 3-31-14

			Book Value multiple/Market	1.42x
Common Stocks	$3,222,904	Market Approach	comparable companies	20%
			Discount for lack of marketability

Increases/decreases in book value multiple/market comparable companies may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

High Yield Trust

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
at 3-31-14

353

				440bps - 756bps
Corporate Bonds	$1,365,247	Market Approach	Yield spread	(weighted average 614bps)

	$480,575	Market Approach	Offered Quotes	$102.25

	$147,778	Market Approach	Aged Transactions	$70.53

	$1,993,600

Common Stocks	$86,730	Market Approach	Aged transactions	$2.00

				5.71x - 7.13x
	3,335,031	Market Approach	EV/EBITDA multiple	(weighted average 6.74x)
			Discount for lack of marketability
				10%
	460,000	Market Approach	Estimated Liquidation Value	$40.00

	$3,881,761
Total	$5,875,361

Increases/decreases in aged transactions, offered quotes, enterprise value ("EV"), earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, estimated liquidation value or yield spreads may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in increases/ decreases in security valuation.

Science and Technology Trust

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range

354

	at 3-31-14

Common Stocks	$6,309,875	Market Approach	Aged transactions	$13.75

				$21.00
	185,248	Market Approach	Mid-point IPO range/
			Discount for lack of marketability	10%

	142,123	Market Approach	Aged transactions	$19.10

	$6,637,246

Preferred Stock	$590,705	Market Approach	Implied EV	$27.83

	1,876,518	Market Approach	Aged transactions	$19.10

	$2,467,223
Total	$9,104,469

Increases/decreases in aged transactions, implied enterprise value ("EV"), or mid-point initial public offering ("IPO") range may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in increases/ decreases in security valuation.

Small Cap Growth Trust

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
	at 3-31-14

			EV/Revenue multiple	4.80x
Common Stocks	$743,624	Market Approach	Discount for lack of marketability	10%

355

			EV/EBITDA multiple	11.10x
Preferred Stock	$2,725,482	Market Approach	Discount for lack of marketability	10%

	2,204,757	Market Approach	Implied EV	$27.83
				$4.12
	1,657,719	Discounted Cash Flow Analysis	Estimated Liquidation Value
				27%

	794,497	Market Approach	Aged transactions	$13.13

	$7,382,455

Total	$8,126,079

Increases/decreases in aged transactions, enterprise value ("EV"), earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, revenue multiples or estimated liquidation value may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in increases/ decreases in security valuation.

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. In a reverse repurchase agreement, the portfolios deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The portfolios are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

		Borrowing	Settlement	Maturity	Borrowing	Payable for Reverse
Fund	Counterparty	Rate	Date	Date	Amount	Repurchase Agreements

Global Bond Trust	Royal Bank of Canada *	0.14%	3/12/2014	4/16/2014	3,851,250	3,851,520

* Reverse repurchase agreement with Royal Bank of Canada dated on 3/12/2014 at 0.140% to be repurchased at $3,851,774 on 4/16/2014, collateralized by $3,900,000 par value, U.S. Treasury Inflation Bond 3.625% due 8/15/2043 (valued at $3,942,510, including interest)

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

356

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. The portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Structured notes. The portfolios may invest in structured notes. The portfolios invest in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A portfolio may have limited rights to enforce the terms of an underlying loan.

At March 31, 2014, the Active Bond Trust and Strategic Income Opportunities Trust had $180,000 and $5,477,715, respectively, in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that a portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

357

Cost of investment securities for federal income tax purposes. The costs of investments owned on March 31, 2014, including short term investments, for federal income tax purposes, were as follow:

				Net Unrealized
			Unrealized	Appreciation/
Portfolio	Aggregate Cost	Unrealized Appreciation	(Depreciation)	(Depreciation)

500 Index B Trust	$1,951,390,591	$1,172,495,866	($25,166,190)	$1,147,329,676
Active Bond Trust	836,679,214	39,213,246	(20,390,464)	18,822,782
All Cap Core Trust	341,985,975	38,824,527	(3,810,977)	35,013,550
Alpha Opportunities Trust	845,849,066	129,252,147	(18,627,702)	110,624,445
American Asset Allocation Trust	1,076,825,153	715,494,670	—	715,494,670
American Global Growth Trust	220,526,401	47,222,509	—	47,222,509
American Growth Trust	722,876,522	384,850,509	—	384,850,509
American Growth-Income Trust	861,276,575	472,887,615	—	472,887,615
American International Trust	569,559,668	109,960,118	—	109,960,118
American New World Trust	75,578,626	2,082,579	—	2,082,579
Blue Chip Growth Trust	1,142,845,092	758,046,770	(1,092,591)	756,954,179
Bond PS Series	176,515,236	792,327	(1,279,453)	(487,126)
Bond Trust	7,720,880,594	115,644,247	(101,776,153)	13,868,094
Capital Appreciation Trust	804,154,628	341,632,657	(4,937,724)	336,694,933
Capital Appreciation Value Trust	306,795,751	49,932,940	(757,959)	49,174,981
Core Bond Trust	1,887,385,839	11,423,173	(14,205,558)	(2,782,385)
Core Strategy Trust	3,867,489,519	224,919,435	(33,045,725)	191,873,710
Emerging Markets Value Trust	1,205,124,044	184,647,520	(207,933,613)	(23,286,093)
Equity-Income Trust	1,572,376,184	686,377,724	(37,740,956)	648,636,768
Financial Services Trust	131,485,746	49,088,248	—	49,088,248
Franklin Templeton Founding Allocation Trust	1,111,460,925	285,968,360	—	285,968,360
Fundamental All Cap Core Trust	1,260,172,751	380,040,052	(11,713,250)	368,326,802
Fundamental Large Cap Value Trust	934,466,583	165,071,079	(4,126,410)	160,944,669
Fundamental Value Trust	994,028,594	596,201,858	(6,791,637)	589,410,221
Global Trust	553,053,456	173,611,917	(33,783,053)	139,828,864

358

Global Bond Trust	868,772,833	32,775,926	(14,766,685)	18,009,241
Health Sciences Trust	194,929,523	95,388,147	(2,692,104)	92,696,043
High Yield Trust	337,577,503	12,513,820	(12,887,444)	(373,624)
Income Trust	419,465,412	83,920,616	(28,970,656)	54,949,960
International Core Trust	817,510,224	136,252,259	(32,556,870)	103,695,389
International Equity Index B Trust	560,964,798	194,194,964	(39,521,565)	154,673,399
International Growth Stock Trust	465,690,154	118,681,866	(7,097,963)	111,583,903
International Small Company Trust	97,395,863	31,254,997	(15,891,070)	15,363,927
International Value Trust	1,062,446,767	239,983,822	(49,014,024)	190,969,798
Investment Quality Bond Trust	327,822,902	13,058,046	(2,225,943)	10,832,103
Lifestyle Aggressive Trust	402,383,843	83,809,351	(8,243,375)	75,565,976
Lifestyle Aggressive PS Series	23,305,726	386,592	(428)	386,164
Lifestyle Balanced Trust	9,362,869,496	1,606,672,662	(66,707,301)	1,539,965,361
Lifestyle Balanced PS Series	951,648,784	19,343,246	(996,891)	18,346,355
Lifestyle Conservative Trust	1,946,166,909	99,345,750	(30,172,370)	69,173,380
Lifestyle Conservative PS Series	185,357,834	1,193,876	(316,214)	877,662
Lifestyle Growth Trust	11,392,694,860	2,666,710,624	(67,147,882)	2,599,562,742
Lifestyle Growth PS Series	1,713,215,996	37,960,479	(677,930)	37,282,549
Lifestyle Moderate Trust	2,783,943,569	385,243,812	(22,030,027)	363,213,785
Lifestyle Moderate PS Series	320,952,091	5,881,710	(364,425)	5,517,285
Mid Cap Index Trust	568,156,479	331,667,789	(9,719,898)	321,947,891
Mid Cap Stock Trust	929,469,403	152,418,521	(23,630,454)	128,788,067
Mid Value Trust	800,595,796	246,589,987	(17,569,422)	229,020,565
Money Market Trust	2,416,876,351	—	—	—
Money Market Trust B	451,807,857	—	—	—
Mutual Shares Trust	516,092,052	160,352,693	(14,199,747)	146,152,946
Natural Resources Trust	142,600,275	7,497,022	(4,161,606)	3,335,416
New Income Trust	2,755,475,362	59,562,697	(38,305,413)	21,257,284
Real Estate Securities Trust	370,964,449	27,300,752	(4,182,323)	23,118,429
Real Return Bond Trust	179,149,000	550,326	(7,403,178)	(6,852,852)

359

Science and Technology Trust	418,188,197	79,245,031	(6,636,285)	72,608,746
Short Term Government Income Trust	416,252,181	1,172,436	(7,113,163)	(5,940,727)
Small Cap Growth Trust	521,220,287	112,036,782	(9,863,147)	102,173,635
Small Cap Index Trust	348,965,571	177,525,326	(13,570,855)	163,954,471
Small Cap Opportunities Trust	236,472,777	70,215,626	(5,842,959)	64,372,667
Small Cap Value Trust	562,907,921	249,477,107	(5,753,369)	243,723,738
Small Company Growth Trust	115,048,446	48,846,884	(1,346,958)	47,499,926
Small Company Value Trust	275,626,685	166,670,853	(7,526,532)	159,144,321
Strategic Equity Allocation Trust	8,834,863,139	2,289,640,069	(145,031,464)	2,144,608,605
Strategic Income Opportunities Trust	491,240,733	27,982,027	(11,664,962)	16,317,065
Total Bond Market B Trust	482,606,467	21,138,530	(3,233,010)	17,905,520
Total Return Trust	3,401,662,663	64,348,170	(29,763,005)	34,585,165
Total Stock Market Index Trust	368,521,900	227,657,193	(18,731,604)	208,925,589
Ultra Short Term Bond Trust	246,307,754	77,428	(2,390,177)	(2,312,749)
U.S. Equity Trust	770,904,859	205,294,664	(2,574,159)	202,720,505
Utilities Trust	451,085,246	63,818,804	(12,164,658)	51,654,146
Value Trust	459,382,023	137,705,122	(6,227,807)	131,477,315

Derivative instruments. Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following tables summarize the contracts held at March 31, 2014. In addition, the tables detail how the portfolios used futures contracts during the period ended March 31, 2014.

500 Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

360

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

500 Index Trust B	S&P 500 Index Futures	226	Long	Jun 2014	$103,575,438	$105,349,900	$1,774,462

$1,774,462

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

All Cap Core Trust

The portfolio used futures contracts to gain exposure to certain securities markets, maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

All Cap Core Trust	Russell 2000 Mini Index Futures	4	Long	Jun 2014	$472,829	$468,200	($4,629)
	S&P 500 Index E-Mini Futures	43	Long	Jun 2014	3,979,097	4,008,890	29,793

							$25,164

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Global Bond Trust

The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Global Bond Trust	3-Month EURIBOR Futures	100	Long	Sep 2014	$34,339,776	$34,344,804	$5,028
	3-Month EURIBOR Futures	71	Long	Dec 2014	24,371,460	24,381,143	9,683
	3-Month Sterling Futures	70	Long	Jun 2014	14,494,291	14,508,791	14,500
	3-Month Sterling Futures	560	Long	Sep 2014	115,878,138	115,988,637	110,499
	3-Month Sterling Futures	37	Long	Dec 2014	7,638,907	7,651,969	13,062
	Euro-BTP Italian Government Bond Futures	163	Long	Jun 2014	26,874,576	27,330,818	456,242
	Eurodollar Futures	570	Long	Jun 2014	142,063,295	142,150,875	87,580
	Eurodollar Futures	882	Long	Sep 2014	219,713,504	219,904,650	191,146

361

Eurodollar Futures	276	Long	Dec 2014	68,720,240	68,779,200	58,960
German Euro BOBL Futures	20	Long	Jun 2014	3,452,682	3,454,319	1,637
German Euro BUND Futures	57	Long	Jun 2014	11,184,253	11,259,061	74,808
U.S. Treasury 10-Year Note Futures	342	Long	Jun 2014	42,591,036	42,237,000	(354,036)
3-Year Australian Treasury Bond Futures	33	Short	Jun 2014	(3,318,676)	(3,317,380)	1,296
10-Year Australian Treasury Bond Futures	30	Short	Jun 2014	(3,199,871)	(3,214,778)	(14,907)
10-Year Canada Government Bond Futures	231	Short	Jun 2014	(27,054,518)	(27,149,552)	(95,034)
U.K. Long Gilt Bond Futures	180	Short	Jun 2014	(32,657,127)	(32,868,532)	(211,405)
U.S. Treasury Long Bond Futures	18	Short	Jun 2014	(2,364,168)	(2,397,938)	(33,770)

						$315,289

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

High Yield Trust

The portfolio used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

High Yield Trust	U.S. Treasury 10-Year Note Futures	112	Short	Jun 2014	($13,883,331)	($13,832,000)	$51,331
	U.S. Treasury Long Bond Futures	4	Short	Jun 2014	(525,331)	(532,875)	(7,544)

							$43,787

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

International Equity Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

International Equity Index Trust B	Mini MSCI EAFE Index Futures	118	Long	Jun 2014	$10,919,992	$11,180,500	$260,508
	Mini MSCI Emerging Markets Index Futures	116	Long	Jun 2014	5,389,138	5,719,380	330,242
	MSCI Taiwan Index Futures	118	Long	Apr 2014	3,601,832	3,685,140	83,308

362

$674,058

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Investment Quality Bond Trust

The portfolio used futures contracts to gain exposure to treasuries market, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Investment Quality Bond Trust	U.S. Treasury 2-Year Note Futures	52	Long	Jun 2014	$11,433,601	$11,417,250	($16,351)
	U.S. Treasury 5-Year Note Futures	171	Long	Jun 2014	20,319,337	20,340,984	21,647
	U.S. Treasury Long Bond Futures	28	Long	Jun 2014	3,711,296	3,730,125	18,829
	U.S. Treasury 10-Year Note Futures	157	Short	Jun 2014	(19,497,340)	(19,389,500)	107,840
	U.S. Treasury Ultra Bond Futures	83	Short	Jun 2014	(11,836,914)	(11,990,906)	(153,992)

					$4,129,980	$4,107,953	($22,027)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Aggressive Trust

The portfolio used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Aggressive Trust	GBP Currency Futures	40	Short	Jun 2014	($4,142,484)	($4,165,500)	($23,016)
	Euro FX Futures	20	Short	Jun 2014	(3,456,479)	(3,443,500)	12,979
	Euro STOXX 50 Index Futures	80	Short	Jun 2014	(3,302,436)	(3,416,571)	(114,135)
	FTSE 100 Index Futures	38	Short	Jun 2014	(4,109,203)	(4,145,418)	(36,215)
	Japanese Yen Currency Futures	11	Short	Jun 2014	(1,348,245)	(1,332,650)	15,595
	Mini MSCI Emerging Markets Index Futures	127	Short	Jun 2014	(5,950,107)	(6,261,735)	(311,628)
	NIKKEI 225 Futures	12	Short	Jun 2014	(1,660,881)	(1,724,168)	(63,287)
	Russell 2000 Mini Index Futures	40	Short	Jun 2014	(4,718,765)	(4,682,000)	36,765
	S&P 500 Index E-Mini Futures	230	Short	Jun 2014	(21,278,462)	(21,442,900)	(164,438)

363

S&P Mid 400 Index E-Mini Futures	60	Short	Jun 2014	(8,199,743)	(8,249,400)	(49,657)

($697,037)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Balanced Trust

The portfolio used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Balanced Trust	GBP Currency Futures	413	Long	Jun 2014	$42,916,860	$43,008,788	$91,928
	Euro FX Futures	183	Long	Jun 2014	31,747,933	31,508,025	(239,908)
	Euro STOXX 50 Index Futures	762	Long	Jun 2014	31,359,861	32,542,839	1,182,978
	FTSE 100 Index Futures	395	Long	Jun 2014	43,058,460	43,090,538	32,078
	Japanese Yen Currency Futures	224	Long	Jun 2014	27,219,912	27,137,600	(82,312)
	Mini MSCI Emerging Markets Index Futures	1,222	Long	Jun 2014	57,233,119	60,250,710	3,017,591
	NIKKEI 225 Futures	194	Long	Jun 2014	28,043,506	27,874,049	(169,457)
	Russell 2000 Mini Index Futures	260	Long	Jun 2014	30,831,997	30,433,000	(398,997)
	S&P 500 Index E-Mini Futures	1,889	Long	Jun 2014	175,438,775	176,111,470	672,695
	S&P Mid 400 Index E-Mini Futures	455	Long	Jun 2014	62,312,151	62,557,950	245,799

							$4,352,395

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Conservative Trust

The portfolio used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Conservative Trust	GBP Currency Futures	44	Long	Jun 2014	$4,571,747	$4,582,050	$10,303
	Euro FX Futures	23	Long	Jun 2014	3,989,939	3,960,025	(29,914)
	Euro STOXX 50 Index Futures	98	Long	Jun 2014	4,034,377	4,185,299	150,922
	FTSE 100 Index Futures	42	Long	Jun 2014	4,578,294	4,581,779	3,485

364

Japanese Yen Currency Futures	34	Long	Jun 2014	4,131,931	4,119,100	(12,831)
Mini MSCI Emerging Markets Index Futures	140	Long	Jun 2014	6,540,490	6,902,700	362,210
NIKKEI 225 Futures	29	Long	Jun 2014	4,193,448	4,166,739	(26,709)
Russell 2000 Mini Index Futures	21	Long	Jun 2014	2,490,876	2,458,050	(32,826)
S&P 500 Index E-Mini Futures	143	Long	Jun 2014	13,282,825	13,331,890	49,065
S&P Mid 400 Index E-Mini Futures	35	Long	Jun 2014	4,793,242	4,812,150	18,908

						$492,613

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Growth Trust

The portfolio used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Growth Trust	GBP Currency Futures	218	Long	Jun 2014	$22,666,563	$22,701,975	$35,412
	Euro FX Futures	115	Long	Jun 2014	19,830,758	19,800,125	(30,633)
	Euro STOXX 50 Index Futures	465	Long	Jun 2014	19,962,578	19,858,818	(103,760)
	FTSE 100 Index Futures	207	Long	Jun 2014	22,668,062	22,581,624	(86,438)
	Russell 2000 Mini Index Futures	214	Long	Jun 2014	24,808,446	25,048,700	240,254
	S&P 500 Index E-Mini Futures	1,537	Long	Jun 2014	143,330,122	143,294,510	(35,612)
	S&P Mid 400 Index E-Mini Futures	307	Long	Jun 2014	41,937,172	42,209,430	272,258
	Mini MSCI Emerging Markets Index Futures	118	Short	Jun 2014	(5,462,306)	(5,817,990)	(355,684)
	NIKKEI 225 Futures	204	Short	Jun 2014	(28,121,609)	(29,310,856)	(1,189,247)

							($1,253,450)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Moderate Trust

The portfolio used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

365

Lifestyle Moderate Trust	GBP Currency Futures	140	Long	Jun 2014	$14,547,615	$14,579,250	$31,635
	Euro FX Futures	64	Long	Jun 2014	11,101,235	11,019,200	(82,035)
	Euro STOXX 50 Index Futures	268	Long	Jun 2014	11,041,413	11,445,512	404,099
	FTSE 100 Index Futures	132	Long	Jun 2014	14,391,846	14,399,876	8,030
	Japanese Yen Currency Futures	77	Long	Jun 2014	9,355,236	9,328,550	(26,686)
	Mini MSCI Emerging Markets Index Futures	262	Long	Jun 2014	12,282,363	12,917,910	635,547
	NIKKEI 225 Futures	66	Long	Jun 2014	9,528,650	9,482,924	(45,726)
	Russell 2000 Mini Index Futures	76	Long	Jun 2014	9,014,465	8,895,800	(118,665)
	S&P 500 Index E-Mini Futures	525	Long	Jun 2014	48,776,348	48,945,750	169,402
	S&P Mid 400 Index E-Mini Futures	131	Long	Jun 2014	17,944,529	18,011,190	66,661

							$1,042,262

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Mid Cap Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Mid Cap Index Trust	S&P Mid 400 Index E-Mini Futures	226	Long	Jun 2014	$30,735,481	$31,072,740	$337,259

$337,259

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

New Income Trust

The portfolio used futures contracts to gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

New Income Trust	U.S. Treasury Ultra Bond Futures	88	Long	Jun 2014	$12,385,519	$12,713,250	$327,731
	U.S. Treasury 10-Year Note Futures	1,507	Short	Jun 2014	(186,748,211)	(186,114,500)	633,711
	U.S. Treasury Long Bond Futures	35	Short	Jun 2014	(4,596,690)	(4,662,656)	(65,966)

366

$895,476

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Real Return Bond Trust

The portfolio used futures contracts to gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Real Return Bond Trust	U.S. Treasury 5-Year Note Futures	57	Long	Jun 2014	$6,832,494	$6,780,328	($52,166)
	Eurodollar Futures	11	Long	Sep 2015	2,725,996	2,725,662	(334)
	Eurodollar Futures	14	Long	Dec 2015	3,461,786	3,459,575	(2,211)
	Eurodollar Futures	15	Long	Mar 2016	3,709,422	3,695,625	(13,797)

							($68,508)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Short Term Government Income Trust

The portfolio used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Short Term Government Income Trust	U.S. Treasury 5-Year Note Futures	355	Short	Jun 2014	($42,496,364)	($42,228,359)	$268,005

$268,005

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Small Cap Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Small Cap Index Trust	Russell 2000 Mini Index Futures	146	Long	Jun 2014	$17,177,957	$17,089,300	($88,657)

367

($88,657)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Equity Allocation Trust

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Strategic Equity Allocation Trust	Mini MSCI EAFE Index Futures	1,393	Long	Jun 2014	$129,600,455	$131,986,750	$2,386,295
	Russell 2000 Mini Index Futures	118	Long	Jun 2014	13,725,647	13,811,900	86,253
	S&P 500 Index Futures	367	Long	Jun 2014	169,125,079	171,077,050	1,951,971
	S&P Mid 400 Index E-Mini Futures	161	Long	Jun 2014	21,896,606	22,135,890	239,284

							$4,663,803

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Income Opportunities Trust

The portfolio used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Strategic Income Opportunities Trust	U.S. Treasury 10-Year Note Futures	780	Short	Jun 2014	($96,702,747)	($96,330,000)	$372,747
	U.S. Treasury Long Bond Futures	233	Short	Jun 2014	(30,780,874)	(31,039,969)	(259,095)

							$113,652

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Return Trust

The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

368

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Total Return Trust	U.S. Treasury 5-Year Note Futures	4,601	Long	Jun 2014	$551,514,085	$547,303,328	($4,210,757)
	U.S. Treasury 10-Year Note Futures	139	Long	Jun 2014	17,227,468	17,166,500	(60,968)
	3-Month EURIBOR Futures	91	Long	Mar 2015	31,228,634	31,241,235	12,601
	3-Month EURIBOR Futures	91	Long	Jun 2015	31,206,953	31,228,698	21,745
	3-Month EURIBOR Futures	91	Long	Sep 2015	31,180,640	31,211,460	30,820
	3-Month EURIBOR Futures	91	Long	Dec 2015	31,191,713	31,191,088	(625)
	Eurodollar Futures	71	Long	Mar 2015	17,651,608	17,671,900	20,292
	Eurodollar Futures	2,646	Long	Jun 2015	657,578,013	657,233,325	(344,688)
	Eurodollar Futures	2,736	Long	Sep 2015	677,997,752	677,946,600	(51,152)
	Eurodollar Futures	4,907	Long	Dec 2015	1,214,896,380	1,212,581,038	(2,315,342)
	Eurodollar Futures	1,853	Long	Mar 2016	457,528,255	456,532,875	(995,380)
	Eurodollar Futures	385	Long	Jun 2016	94,790,702	94,560,812	(229,890)
	Eurodollar Futures	537	Long	Sep 2016	131,416,477	131,497,875	81,398

							($8,041,946)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Stock Market Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at March 31, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	20	Long	Jun 2014	$2,354,410	$2,341,000	($13,410)
	S&P 500 Index Futures	26	Long	Jun 2014	11,942,558	12,119,900	177,342
	S&P Mid 400 Index E-Mini Futures	6	Long	Jun 2014	818,219	824,940	6,721

							$170,653

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

369

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at March 31, 2014. In addition, the tables detail how the portfolios used forward foreign currency contracts during the period ended March 31, 2014.

Global Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

					Bank of America
Global Bond Trust	AUD	28,517,000	USD	26,305,820	N.A.	4/2/2014	$140,855	-	$140,855
	AUD	2,472,000	USD	2,231,136	Citibank N.A.	4/2/2014	61,398	-	61,398
	BRL	21,174,127	USD	9,356,663	Barclays Capital	4/2/2014	-	($24,742)	(24,742)
	BRL	16,963,377	USD	7,495,969	Citibank N.A.	4/2/2014	-	(19,822)	(19,822)
					Credit Suisse
	BRL	41,865,749	USD	17,739,724	International	4/2/2014	711,465	-	711,465
					JPMorgan Chase
	BRL	30,677,850	USD	12,999,089	Bank	4/2/2014	521,339	-	521,339
	BRL	25,708,511	USD	10,935,367	UBS AG	4/2/2014	394,960	-	394,960
	CAD	1,010,033	USD	909,000	UBS AG	5/5/2014	3,930	-	3,930
	CAD	7,652,000	USD	6,893,507	Citibank N.A.	6/19/2014	15,548	-	15,548
	CNY	104,608,680	USD	16,976,417	UBS AG	4/22/2014	-	(159,743)	(159,743)
	CNY	6,596,140	USD	1,084,000	Barclays Capital	4/25/2014	-	(23,683)	(23,683)
	CNY	12,873,275	USD	2,114,000	Citibank N.A.	4/25/2014	-	(44,646)	(44,646)
					Goldman Sachs
	CNY	4,500,510	USD	739,000	International	4/25/2014	-	(15,552)	(15,552)
	CNY	4,399,455	USD	723,000	HSBC Bank USA	4/25/2014	-	(15,796)	(15,796)
					JPMorgan Chase
	CNY	7,369,915	USD	1,210,000	Bank	4/25/2014	-	(25,301)	(25,301)
					Royal Bank of
	CNY	7,499,972	USD	1,229,000	Scotland PLC	4/25/2014	-	(23,394)	(23,394)
	CNY	8,792,825	USD	1,445,000	UBS AG	4/25/2014	-	(31,570)	(31,570)
					Bank of America
	CNY	4,482,200	USD	730,000	N.A.	9/8/2015	-	(13,231)	(13,231)
	CNY	8,950,800	USD	1,468,946	Barclays Capital	9/8/2015	-	(37,583)	(37,583)

370

CNY	32,283,693	USD	5,336,196	Citibank N.A.	9/8/2015	-	(173,565)	(173,565)
				JPMorgan Chase
CNY	6,380,000	USD	1,055,680	Bank	9/8/2015	-	(35,425)	(35,425)
				Morgan Stanley &
CNY	4,368,300	USD	710,000	Company, Inc.	9/8/2015	-	(11,445)	(11,445)
DKK	10,000	USD	1,847	Citibank N.A.	5/13/2014	-	(2)	(2)
				Royal Bank of
DKK	26,016,000	USD	4,756,929	Scotland PLC	5/13/2014	45,081	-	45,081
				Bank of America
EUR	1,057,405	USD	1,451,288	N.A.	4/2/2014	5,445	-	5,445
				Barclays Bank PLC
EUR	1,059,000	USD	1,477,595	Wholesale	4/2/2014	-	(18,664)	(18,664)
EUR	962,000	USD	1,325,593	BNP Paribas SA	4/2/2014	-	(294)	(294)
EUR	13,036,000	USD	17,956,621	Citibank N.A.	4/2/2014	2,419	-	2,419
EUR	649,000	USD	890,057	HSBC Bank USA	4/2/2014	4,037	-	4,037
				Royal Bank of
EUR	15,290,727	USD	21,066,034	Scotland PLC	4/2/2014	-	(771)	(771)
				Bank of America
EUR	13,036,000	USD	17,976,644	N.A.	5/2/2014	-	(18,778)	(18,778)
				Barclays Bank PLC
GBP	21,248,000	USD	35,289,592	Wholesale	4/2/2014	134,014	-	134,014
				Goldman Sachs
GBP	6,224,000	USD	10,430,515	Capital Markets LP	4/2/2014	-	(54,173)	(54,173)
				JPMorgan Chase
GBP	2,098,000	USD	3,488,206	Bank N.A.	4/2/2014	9,475	-	9,475
				JPMorgan Chase
GBP	2,320,000	USD	3,853,494	Bank N.A.	5/2/2014	13,412	-	13,412
				Royal Bank of
GBP	7,946,000	USD	13,090,526	Scotland PLC	5/2/2014	153,629	-	153,629
				Barclays Bank PLC
JPY	131,600,000	USD	1,298,953	Wholesale	5/13/2014	-	(23,654)	(23,654)
JPY	9,512,403,858	USD	93,280,810	Citibank N.A.	5/13/2014	-	(1,098,764)	(1,098,764)
				JPMorgan Chase
MXN	343,400,956	USD	25,865,387	Bank N.A.	4/3/2014	435,762	-	435,762
				Bank of America
MXN	26,299,498	USD	1,973,000	N.A.	5/14/2014	34,973	-	34,973
				Credit Suisse
MXN	24,193,000	USD	1,804,680	International	5/14/2014	42,461	-	42,461
MXN	74,245,427	USD	5,562,000	HSBC Bank USA	5/14/2014	106,655	-	106,655
MXN	47,174,424	USD	3,541,000	UBS AG	5/14/2014	60,778	-	60,778
				Credit Suisse
MXN	10,707,724	USD	798,000	International	5/19/2014	19,224	-	19,224

371

NZD	6,225,000	USD	5,326,963	HSBC Bank USA	4/2/2014	75,403	-	75,403
				Morgan Stanley &
NZD	39,852,000	USD	34,305,120	Company, Inc.	4/2/2014	280,434	-	280,434
				Barclays Bank PLC
SEK	23,444,000	USD	3,611,742	Wholesale	5/13/2014	8,156	-	8,156
				Australia and New
				Zealand Banking
USD	27,867,540	AUD	30,989,000	Group	4/2/2014	-	(871,669)	(871,669)
				Bank of America
USD	26,251,467	AUD	28,517,000	N.A.	5/2/2014	-	(140,741)	(140,741)
USD	8,717,579	BRL	21,174,127	Barclays Capital	4/2/2014	-	(614,342)	(614,342)
USD	7,025,045	BRL	16,963,377	Citibank N.A.	4/2/2014	-	(451,102)	(451,102)
				Credit Suisse
USD	18,500,110	BRL	41,865,749	International	4/2/2014	48,921	-	48,921
				JPMorgan Chase
USD	12,829,781	BRL	30,677,850	Bank	4/2/2014	-	(690,646)	(690,646)
USD	10,614,366	BRL	25,708,512	UBS AG	4/2/2014	-	(715,961)	(715,961)
				Credit Suisse
USD	17,603,965	BRL	41,865,749	International	5/5/2014	-	(691,526)	(691,526)
				JPMorgan Chase
USD	12,898,795	BRL	30,677,850	Bank	5/5/2014	-	(507,541)	(507,541)
USD	8,756,080	BRL	20,929,658	UBS AG	5/5/2014	-	(390,260)	(390,260)
USD	7,323,417	BRL	17,980,566	Citibank N.A.	6/3/2014	-	(474,511)	(474,511)
				JPMorgan Chase
USD	1,723,828	BRL	4,254,234	Bank	6/3/2014	-	(121,176)	(121,176)
USD	17,113,054	CNY	104,608,680	UBS AG	4/22/2014	296,381	-	296,381
USD	16,916,022	CNY	104,608,680	UBS AG	7/23/2014	121,111	-	121,111
				Bank of America
USD	17,977,530	EUR	13,036,000	N.A.	4/2/2014	18,491	-	18,491
				Barclays Bank PLC
USD	25,982,541	EUR	18,733,132	Wholesale	4/2/2014	174,851	-	174,851
USD	389,075	EUR	285,000	HSBC Bank USA	4/2/2014	-	(3,556)	(3,556)
				Royal Bank of
USD	21,064,949	EUR	15,290,727	Scotland PLC	5/2/2014	1,062	-	1,062
				Bank of America
USD	609,902	GBP	365,000	N.A.	4/2/2014	1,392	-	1,392
				Barclays Bank PLC
USD	5,522,348	GBP	3,327,000	Wholesale	4/2/2014	-	(24,261)	(24,261)
USD	798,055	GBP	478,000	Citibank N.A.	4/2/2014	1,158	-	1,158
				Goldman Sachs
USD	18,330,594	GBP	10,981,000	Capital Markets LP	4/2/2014	23,619	-	23,619
				JPMorgan Chase
USD	10,727,624	GBP	6,473,000	Bank N.A.	4/2/2014	-	(63,839)	(63,839)

372

				Royal Bank of
USD	13,093,419	GBP	7,946,000	Scotland PLC	4/2/2014	-	(153,756)	(153,756)
USD	735,288	GBP	446,000	Citibank N.A.	5/2/2014	-	(8,092)	(8,092)
				Barclays Bank PLC
USD	3,037,730	JPY	308,300,000	Wholesale	5/13/2014	50,081	-	50,081
				Credit Suisse
USD	8,293,195	MXN	107,172,956	International	4/3/2014	84,796	-	84,796
USD	3,913,090	MXN	50,617,769	HSBC Bank USA	4/3/2014	36,264	-	36,264
				JPMorgan Chase
USD	13,720,041	MXN	177,166,887	Bank N.A.	4/3/2014	150,793	-	150,793
				Morgan Stanley &
USD	14,329,048	MXN	190,819,933	Company, Inc.	4/30/2014	-	(255,729)	(255,729)
USD	9,538,819	MXN	126,742,922	BNP Paribas SA	5/14/2014	-	(138,032)	(138,032)
USD	3,167,192	MXN	41,859,560	Citibank N.A.	5/14/2014	-	(28,794)	(28,794)
				Deutsche Bank AG
USD	9,599,000	MXN	127,528,127	London	5/14/2014	-	(137,801)	(137,801)
				Goldman Sachs
USD	46,000	MXN	607,200	Capital Markets LP	5/14/2014	-	(360)	(360)
USD	7,516,000	MXN	99,643,538	HSBC Bank USA	5/14/2014	-	(91,806)	(91,806)
				Credit Suisse
USD	671,000	MXN	9,004,149	International	5/19/2014	-	(16,206)	(16,206)
				Deutsche Bank AG
USD	788,636	MXN	10,420,648	London	6/19/2014	-	(4,811)	(4,811)
				Morgan Stanley &
USD	9,753,145	MXN	129,905,064	Company, Inc.	6/26/2014	-	(132,874)	(132,874)
				Goldman Sachs
USD	368,513	MXN	4,913,750	Capital Markets LP	7/10/2014	-	(5,034)	(5,034)
USD	23,185,713	MXN	306,468,750	HSBC Bank USA	7/10/2014	-	(112,285)	(112,285)
USD	331,683	NOK	2,040,000	Citibank N.A.	5/13/2014	-	(8,475)	(8,475)
				Morgan Stanley &
USD	38,279,574	NZD	46,077,000	Company, Inc.	4/2/2014	-	(1,708,346)	(1,708,346)
				Morgan Stanley &
USD	34,225,176	NZD	39,852,000	Company, Inc.	5/2/2014	-	(274,696)	(274,696)
USD	230,687	ZAR	2,496,262	Citibank N.A.	4/15/2014	-	(5,953)	(5,953)
				Morgan Stanley &
ZAR	1,992,429	USD	183,526	Company, Inc.	4/15/2014	5,352	-	5,352

								($6,419,654)

High Yield Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at March

373

31, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

High Yield Trust	CAD	2,322,428	USD	2,098,744	Citibank N.A.	5/14/2014	-	($33)	($33)
	USD	1,444,914	BRL	3,456,096	Citibank N.A.	4/15/2014	-	(73,191)	(73,191)
	USD	2,198,367	EUR	1,606,952	Citibank N.A.	5/14/2014	-	(15,268)	(15,268)
	USD	2,330,512	EUR	1,708,146	UBS AG London	5/14/2014	-	(22,521)	(22,521)

							-	($111,013)	($111,013)

International Core Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at March 31, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

International Core Trust	AUD	4,544,507	USD	4,062,835	Bank of New York	4/4/2014	$151,163	-	$151,163
					Barclays Bank PLC
	AUD	4,544,508	USD	4,091,375	Wholesale	4/4/2014	122,623	-	122,623
	CAD	2,135,329	USD	1,942,692	Bank of New York	4/4/2014	-	($11,274)	(11,274)
					Royal Bank of
	CAD	2,135,328	USD	1,942,868	Scotland PLC	4/4/2014	-	(11,451)	(11,451)
					Barclays Bank PLC
	CHF	1,797,845	USD	2,057,245	Wholesale	4/4/2014	-	(23,567)	(23,567)
					JPMorgan Chase
	CHF	1,797,845	USD	2,052,372	Bank	4/4/2014	-	(18,693)	(18,693)
					Bank of America
	EUR	534,018	USD	721,499	N.A.	4/4/2014	14,187	-	14,187
	EUR	518,542	USD	700,680	Bank of New York	4/4/2014	13,686	-	13,686
					Barclays Bank PLC
	EUR	265,858	USD	358,914	Wholesale	4/4/2014	7,344	-	7,344
					Brown Brothers
					Harriman &
	EUR	1,405,672	USD	1,920,506	Company	4/4/2014	16,009	-	16,009

					Morgan Stanley
					and Company
	EUR	502,668	USD	679,260	International PLC	4/4/2014	13,237	-	13,237
					State Street Bank
					and Trust
	EUR	1,214,936	USD	1,641,137	Company	4/4/2014	32,612	-	32,612
					Bank of America
	JPY	1,213,481,379	USD	11,806,342	N.A.	4/4/2014	-	(49,377)	(49,377)

374

JPY	630,937,477	USD	6,222,386	Bank of New York	4/4/2014	-	(109,470)	(109,470)
				Barclays Bank PLC
JPY	974,423,509	USD	9,513,678	Wholesale	4/4/2014	-	(72,855)	(72,855)
				Brown Brothers
				Harriman &
JPY	523,573,555	USD	5,165,026	Company	4/4/2014	-	(92,319)	(92,319)
				Deutsche Bank AG
JPY	417,882,067	USD	4,123,565	London	4/4/2014	-	(74,863)	(74,863)
				JPMorgan Chase
JPY	517,721,531	USD	5,108,833	Bank	4/4/2014	-	(92,824)	(92,824)

				Morgan Stanley
				and Company
JPY	757,552,949	USD	7,439,996	International PLC	4/4/2014	-	(100,350)	(100,350)
				State Street Bank
				and Trust
JPY	285,494,248	USD	2,815,284	Company	4/4/2014	-	(49,237)	(49,237)
SGD	2,331,133	USD	1,838,941	Bank of New York	4/4/2014	14,257	-	14,257
				Barclays Bank PLC
SGD	4,201,544	USD	3,323,234	Wholesale	4/4/2014	16,897	-	16,897
				Brown Brothers
				Harriman &
SGD	957,670	USD	755,120	Company	4/4/2014	6,205	-	6,205
				Deutsche Bank AG
SGD	1,481,464	USD	1,169,574	London	4/4/2014	8,156	-	8,156

				Morgan Stanley
				and Company
SGD	3,559,192	USD	2,816,089	International PLC	4/4/2014	13,386	-	13,386
				Royal Bank of
SGD	2,899,159	USD	2,285,765	Scotland PLC	4/4/2014	19,000	-	19,000
				State Street Bank
				and Trust
SGD	3,855,554	USD	3,038,836	Company	4/4/2014	26,240	-	26,240
				Bank of America
USD	4,805,794	AUD	5,417,360	N.A.	4/4/2014	-	(217,576)	(217,576)
USD	10,067,883	AUD	11,293,836	Bank of New York	4/4/2014	-	(404,583)	(404,583)
				Barclays Bank PLC
USD	4,307,048	AUD	4,851,918	Wholesale	4/4/2014	-	(192,004)	(192,004)
				Brown Brothers
				Harriman &
USD	3,828,328	AUD	4,316,041	Company	4/4/2014	-	(173,819)	(173,819)
				Deutsche Bank AG
USD	2,698,999	AUD	3,046,618	London	4/4/2014	-	(126,047)	(126,047)

375

				Morgan Stanley
				and Company
USD	4,282,626	AUD	4,828,721	International PLC	4/4/2014	-	(194,915)	(194,915)
				State Street Bank
				and Trust
USD	3,443,587	AUD	3,882,285	Company	4/4/2014	-	(156,350)	(156,350)
				Bank of America
USD	599,236	CAD	665,026	N.A.	4/4/2014	-	(2,284)	(2,284)
USD	2,352,658	CAD	2,608,980	Bank of New York	4/4/2014	-	(7,180)	(7,180)
				Brown Brothers
				Harriman &
USD	831,330	CAD	922,219	Company	4/4/2014	-	(2,823)	(2,823)
				Deutsche Bank AG
USD	1,302,570	CAD	1,445,266	London	4/4/2014	-	(4,682)	(4,682)
				JPMorgan Chase
USD	988,169	CAD	1,096,460	Bank	4/4/2014	-	(3,586)	(3,586)
				Royal Bank of
USD	2,362,957	CAD	2,623,189	Scotland PLC	4/4/2014	-	(9,733)	(9,733)
				State Street Bank
				and Trust
USD	1,109,083	CAD	1,230,888	Company	4/4/2014	-	(4,262)	(4,262)
				Bank of America
USD	1,632,889	CHF	1,476,785	N.A.	4/4/2014	-	(37,614)	(37,614)
				Barclays Bank PLC
USD	4,344,593	CHF	3,928,338	Wholesale	4/4/2014	-	(99,047)	(99,047)
				JPMorgan Chase
USD	5,441,818	CHF	4,913,668	Bank	4/4/2014	-	(116,403)	(116,403)
				Morgan Stanley
				and Company
USD	965,222	CHF	872,660	International PLC	4/4/2014	-	(21,910)	(21,910)
				State Street Bank
				and Trust
USD	4,202,253	CHF	3,800,013	Company	4/4/2014	-	(96,230)	(96,230)
				Brown Brothers
				Harriman &
USD	1,565,018	EUR	1,144,739	Company	4/4/2014	-	(12,024)	(12,024)
				State Street Bank
				and Trust
USD	1,565,080	EUR	1,144,739	Company	4/4/2014	-	(11,962)	(11,962)
				Bank of America
USD	4,854,834	GBP	2,980,474	N.A.	4/4/2014	-	(113,988)	(113,988)
USD	1,568,682	GBP	962,045	Bank of New York	4/4/2014	-	(35,167)	(35,167)
				Barclays Bank PLC
USD	6,398,717	GBP	3,863,543	Wholesale	4/4/2014	-	(42,291)	(42,291)
				Deutsche Bank AG
USD	3,742,043	GBP	2,266,687	London	4/4/2014	-	(36,807)	(36,807)

376

				Morgan Stanley
				and Company
USD	4,364,705	GBP	2,677,536	International PLC	4/4/2014	-	(99,082)	(99,082)
				Bank of America
USD	8,500,722	JPY	865,839,305	N.A.	4/4/2014	111,930	-	111,930
				Morgan Stanley
				and Company
USD	2,835,726	JPY	288,613,102	International PLC	4/4/2014	39,462	-	39,462
				Barclays Bank PLC
USD	1,977,071	NOK	11,831,287	Wholesale	4/4/2014	1,324	-	1,324
				State Street Bank
				and Trust
USD	1,985,848	NOK	11,831,287	Company	4/4/2014	10,101	-	10,101
				Bank of America
USD	1,895,708	NZD	2,332,751	N.A.	4/4/2014	-	(128,435)	(128,435)
				Barclays Bank PLC
USD	1,818,019	NZD	2,233,878	Wholesale	4/4/2014	-	(120,331)	(120,331)
				Bank of America
USD	984,075	SEK	6,427,543	N.A.	4/4/2014	-	(8,979)	(8,979)
USD	869,738	SEK	5,684,519	Bank of New York	4/4/2014	-	(8,519)	(8,519)
				Barclays Bank PLC
USD	1,297,878	SEK	8,484,357	Wholesale	4/4/2014	-	(12,954)	(12,954)
				Deutsche Bank AG
USD	883,524	SEK	5,770,648	London	4/4/2014	-	(8,040)	(8,040)
				Morgan Stanley
				and Company
USD	884,320	SEK	5,770,648	International PLC	4/4/2014	-	(7,244)	(7,244)

						$637,819	($3,223,151)	($2,585,332)

Investment Quality Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Investment Quality Bond					Standard
Trust	BRL	403,000	USD	177,925	Chartered Bank	4/2/2014	-	($314)	($314)
	BRL	403,000	USD	178,082	UBS AG	4/2/2014	-	(471)	(471)
					Standard
	USD	178,082	BRL	403,000	Chartered Bank	4/2/2014	$471	-	471
	USD	170,676	BRL	403,000	UBS AG	4/2/2014	-	(6,935)	(6,935)

377

				Standard
USD	175,111	BRL	403,000	Chartered Bank	6/3/2014	335	-	335
				JPMorgan Chase
USD	7,002,992	JPY	723,234,000	Bank N.A.	6/18/2014	-	(6,987)	(6,987)
				Standard
USD	165,787	PEN	471,000	Chartered Bank	6/18/2014	-	(149)	(149)
				State Street Bank
				and Trust
USD	104,079	PEN	296,000	Company	6/18/2014	-	(203)	(203)
USD	61,468	PEN	175,000	UBS AG	6/18/2014	-	(185)	(185)
USD	326,552	RUB	12,191,000	UBS AG	6/18/2014	-	(15,145)	(15,145)

						$806	($30,389)	($29,583)

Mutual Shares Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at March 31, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

					Bank of America
Mutual Shares Trust	EUR	977,127	USD	1,330,282	N.A.	5/15/2014	$15,744	-	$15,744
					Barclays Bank PLC
	EUR	466,764	USD	637,980	Wholesale	5/15/2014	5,002	-	5,002
	EUR	548,079	USD	749,199	HSBC Bank PLC	5/15/2014	5,799	-	5,799
					State Street Bank
					and Trust
	EUR	98,161	USD	132,606	Company	5/15/2014	2,614	-	2,614
					Bank of America
	EUR	1,170,850	USD	1,624,253	N.A.	7/17/2014	-	($11,465)	(11,465)
					Barclays Bank PLC
	EUR	528,531	USD	733,032	Wholesale	7/17/2014	-	(5,006)	(5,006)
	EUR	58,599	USD	81,456	HSBC Bank PLC	7/17/2014	-	(738)	(738)
					Bank of America
	GBP	954,156	USD	1,584,670	N.A.	8/19/2014	4,342	-	4,342
					Barclays Bank PLC
	GBP	1,986,635	USD	3,301,927	Wholesale	8/19/2014	6,532	-	6,532
	GBP	141,224	USD	234,152	HSBC Bank PLC	8/19/2014	1,037	-	1,037
					State Street Bank
					and Trust
	GBP	625,245	USD	1,038,868	Company	8/19/2014	2,388	-	2,388
					Bank of America
	KRW	222,872,923	USD	205,746	N.A.	8/12/2014	3,045	-	3,045

378

				Credit Suisse
KRW	149,472,802	USD	138,586	International	8/12/2014	1,442	-	1,442
KRW	267,714,260	USD	248,393	HSBC Bank PLC	8/12/2014	2,405	-	2,405
				Bank of America
USD	480,515	CHF	420,674	N.A.	8/12/2014	4,113	-	4,113
				Barclays Bank PLC
USD	159,896	CHF	139,290	Wholesale	8/12/2014	2,154	-	2,154
USD	10,666	CHF	9,348	HSBC Bank PLC	8/12/2014	80	-	80
				State Street Bank
				and Trust
USD	231,041	CHF	203,600	Company	8/12/2014	470	-	470
				Bank of America
USD	14,318,906	EUR	10,635,634	N.A.	5/15/2014	-	(332,045)	(332,045)
				Barclays Bank PLC
USD	1,322,527	EUR	970,792	Wholesale	5/15/2014	-	(14,772)	(14,772)
USD	739,243	EUR	540,103	HSBC Bank PLC	5/15/2014	-	(4,769)	(4,769)
				State Street Bank
				and Trust
USD	730,279	EUR	535,034	Company	5/15/2014	-	(6,748)	(6,748)
				Bank of America
USD	19,534,184	EUR	14,365,928	N.A.	7/17/2014	-	(254,187)	(254,187)
				Barclays Bank PLC
USD	45,112	EUR	33,221	Wholesale	7/17/2014	-	(648)	(648)
USD	630,608	EUR	463,307	HSBC Bank PLC	7/17/2014	-	(7,575)	(7,575)
				State Street Bank
				and Trust
USD	36,699	EUR	26,806	Company	7/17/2014	-	(225)	(225)
				Bank of America
USD	13,090,050	GBP	7,835,682	N.A.	8/19/2014	40,833	-	40,833
				Barclays Bank PLC
USD	27,004,662	GBP	16,170,546	Wholesale	8/19/2014	74,911	-	74,911
				Credit Suisse
USD	59,849	GBP	35,926	International	8/19/2014	19	-	19
USD	19,874,745	GBP	11,898,195	HSBC Bank PLC	8/19/2014	59,989	-	59,989
				State Street Bank
				and Trust
USD	64,175	GBP	38,529	Company	8/19/2014	11	-	11
				Bank of America
USD	1,765,217	KRW	1,899,714,411	N.A.	8/12/2014	-	(14,462)	(14,462)
				Credit Suisse
USD	3,779,587	KRW	4,065,675,784	International	8/12/2014	-	(29,195)	(29,195)
USD	3,523,071	KRW	3,785,847,240	HSBC Bank PLC	8/12/2014	-	(23,563)	(23,563)

						$232,930	($705,398)	($472,468)

New Income Trust

379

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

					Credit Suisse
	BRL				London Branch
New Income Trust		119,695,000	USD	52,752,314	(GFX)	4/2/2014	-	-	-

	HKD				Standard
		162,395,000	USD	20,926,422	Chartered Bank	4/4/2014	$10,385	-	$10,385
	HKD	54,005,000	USD	6,965,448	HSBC Bank PLC	4/9/2014	-	($2,700)	(2,700)

	HKD				State Street Bank
		158,765,000	USD	20,457,430	London	4/14/2014	12,223	-	12,223

	MXN				Goldman Sachs
		68,775,000	USD	5,186,797	International	4/24/2014	72,236	-	72,236

	MXN				Royal Bank of
		83,970,000	USD	6,309,596	Scotland PLC	4/24/2014	111,356	-	111,356
	MXN	135,040,000	USD	10,157,431	UBS AG London	4/24/2014	168,702	-	168,702
					Credit Suisse
	NOK				Securities (Europe)
		41,710,000	USD	6,944,566	Ltd.	4/7/2014	19,929	-	19,929

	PLN				Merrill Lynch
		20,550,000	USD	6,727,999	International	4/14/2014	63,019	-	63,019

	PLN				State Street Bank
		58,690,000	USD	19,335,433	London	4/14/2014	59,449	-	59,449

	RUB				State Street Bank
		52,355,000	USD	1,466,937	London	4/7/2014	24,162	-	24,162
					Morgan Stanley &
	USD				Company
		10,507,238	AUD	11,595,000	International	4/17/2014	-	(234,884)	(234,884)

	USD				Royal Bank of
		6,680,486	AUD	7,420,000	Canada (UK)	4/17/2014	-	(193,731)	(193,731)

	USD				Royal Bank of
		50,639,900	BRL	119,695,000	Scotland PLC	4/2/2014	-	(2,112,414)	(2,112,414)
					Credit Suisse
	USD				London Branch
		52,614,779	BRL	120,330,000	(GFX)	5/5/2014	30,113	-	30,113

	USD				Royal Bank of
		6,885,019	CAD	7,695,000	Canada (UK)	4/24/2014	-	(71,966)	(71,966)
	USD	27,137,162	EUR	19,725,000	Barclays Capital	4/9/2014	-	(36,562)	(36,562)

	USD				Royal Bank of
		7,181,460	EUR	5,265,000	Scotland PLC	4/9/2014	-	(71,754)	(71,754)

380

USD	17,353,364	EUR	12,590,000	Barclays Capital	4/25/2014	9,624	-	9,624

USD				Royal Bank of
	13,741,951	GBP	8,265,000	Scotland PLC	4/14/2014	-	(35,788)	(35,788)

USD				State Street Bank
	6,856,688	JPY	695,515,000	London	4/7/2014	117,991	-	117,991
USD	7,083,278	JPY	731,935,000	Barclays Capital	4/14/2014	-	(8,565)	(8,565)

USD				Merrill Lynch
	6,610,183	JPY	677,005,000	International	4/14/2014	50,565	-	50,565
				JPMorgan Chase
USD
	2,657,321	MYR	8,720,000	Bank	5/6/2014	-	(6,746)	(6,746)

USD				State Street Bank
	3,526,648	RUB	128,370,000	London	4/7/2014	-	(129,402)	(129,402)

USD				Royal Bank of
	2,256,125	ZAR	24,180,000	Canada (UK)	4/3/2014	-	(40,259)	(40,259)
USD	4,275,457	ZAR	46,120,000	Barclays Capital	4/24/2014	-	(90,644)	(90,644)

USD				Royal Bank of
	1,112,162	ZAR	11,925,000	Canada (UK)	4/24/2014	-	(16,758)	(16,758)

USD				JPMorgan Chase
	2,179,971	ZAR	23,195,000	Bank N.A.	5/2/2014	-	(13,202)	(13,202)

ZAR				JPMorgan Chase
	24,180,000	USD	2,282,742	Bank N.A.	4/3/2014	13,642	-	13,642

	$1,209,429,192		$2,819,058,115			$763,396	($3,065,375)	($2,301,979)

Real Return Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

					Bank of America
Real Return Bond Trust	AUD	1,383,000	USD	1,275,764	N.A.	4/2/2014	$6,831	-	$6,831
	BRL	225,571	USD	99,678	Barclays Capital	4/2/2014	-	($264)	(264)
	BRL	295,029	USD	130,371	BNP Paribas SA	4/2/2014	-	(345)	(345)
					JPMorgan Chase
	BRL	295,253	USD	126,000	Bank	4/2/2014	4,124	-	4,124
					Morgan Stanley &
	BRL	45,095	USD	19,120	Company, Inc.	4/2/2014	754	-	754
	BRL	1,359,381	USD	560,574	UBS AG	4/2/2014	38,535	-	38,535
	BRL	1,178,904	USD	493,203	UBS AG	5/5/2014	21,982	-	21,982
					Royal Bank of
	EUR	4,113,000	USD	5,666,480	Scotland PLC	4/2/2014	-	(207)	(207)

381

				Deutsche Bank AG
GBP	108,000	USD	180,587	London	6/12/2014	-	(631)	(631)
MXN	4,251,000	USD	321,473	Citibank N.A.	5/14/2014	3,092	-	3,092
MXN	1,493,000	USD	111,646	BNP Paribas SA	6/25/2014	1,982	-	1,982
PLN	117,865	EUR	28,000	Barclays Capital	4/30/2014	340	-	340
				Goldman Sachs
PLN	235,626	EUR	56,000	Capital Markets LP	4/30/2014	644	-	644
				JPMorgan Chase
PLN	218,796	EUR	52,000	Bank	4/30/2014	599	-	599
				Australia and New
				Zealand Banking
USD	1,243,693	AUD	1,383,000	Group	4/2/2014	-	(38,901)	(38,901)
				Bank of America
USD	1,273,128	AUD	1,383,000	N.A.	5/2/2014	-	(6,826)	(6,826)
USD	95,500	BRL	225,571	Barclays Capital	4/2/2014	-	(3,914)	(3,914)
USD	126,000	BRL	295,029	BNP Paribas SA	4/2/2014	-	(4,026)	(4,026)
				JPMorgan Chase
USD	130,470	BRL	295,253	Bank	4/2/2014	345	-	345
				Morgan Stanley &
USD	19,927	BRL	45,095	Company, Inc.	4/2/2014	53	-	53
USD	576,759	BRL	1,359,380	UBS AG	4/2/2014	-	(22,350)	(22,350)
				Bank of America
USD	3,503,992	EUR	2,553,000	N.A.	4/2/2014	-	(13,147)	(13,147)
				Barclays Bank PLC
USD	905,150	EUR	651,000	Wholesale	4/2/2014	8,301	-	8,301
				Goldman Sachs
USD	1,262,328	EUR	909,000	Capital Markets LP	4/2/2014	10,045	-	10,045
				Royal Bank of
USD	5,666,188	EUR	4,113,000	Scotland PLC	5/2/2014	286	-	286
				Goldman Sachs
USD	3,225,366	GBP	1,925,000	Capital Markets LP	6/12/2014	17,828	-	17,828
USD	32,361	JPY	3,300,000	Citibank N.A.	5/13/2014	381	-	381
USD	681,911	MXN	9,081,810	BNP Paribas SA	5/14/2014	-	(11,487)	(11,487)
USD	298,995	MXN	3,974,000	UBS AG	5/14/2014	-	(4,421)	(4,421)
USD	314,344	NZD	377,000	BNP Paribas SA	4/2/2014	-	(12,836)	(12,836)
USD	324,079	NZD	375,000	HSBC Bank USA	5/2/2014	-	(558)	(558)

						$116,122	($119,913)	($3,791)

Strategic Income Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and enhance potential gain/income. The following table summarizes the contracts held at March 31, 2014.

382

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Strategic Income
Opportunities Trust	AUD	20,725,000	NZD	22,238,613	UBS AG	4/30/2014	-	($71,725)	($71,725)
					Barclays Bank PLC
	AUD	13,795,000	USD	12,289,138	Wholesale	4/30/2014	$479,754	-	479,754
	AUD	9,195,000	USD	8,177,849	Citibank N.A.	4/30/2014	333,203	-	333,203
					Deutsche Bank AG
	AUD	18,385,000	USD	16,397,946	London	4/30/2014	619,530	-	619,530
	CAD	8,541,602	GBP	4,600,000	HSBC Bank USA	4/30/2014	54,069	-	54,069
					J. Aron &
	CAD	31,087,412	GBP	16,735,000	Company	4/30/2014	208,184	-	208,184
					Royal Bank of
	CAD	8,517,250	GBP	4,590,000	Scotland PLC	4/30/2014	48,724	-	48,724
					State Street Bank
					and Trust
	CAD	4,252,704	GBP	2,295,000	Company	4/30/2014	19,010	-	19,010
					Bank of Nova
	CAD	5,255,000	MXN	63,192,952	Scotia	4/30/2014	-	(79,624)	(79,624)
					Deutsche Bank AG
	CAD	2,698,512	NZD	2,950,000	London	4/30/2014	-	(114,870)	(114,870)
					Royal Bank of
	CAD	11,507,809	NZD	12,435,000	Canada	4/30/2014	-	(364,072)	(364,072)
					Royal Bank of
	CAD	4,215,279	NZD	4,600,000	Scotland PLC	4/30/2014	-	(172,402)	(172,402)
					State Street Bank
					and Trust
	CAD	6,461,050	NZD	7,040,000	Company	4/30/2014	-	(254,955)	(254,955)
	CAD	15,605,000	SGD	17,697,162	HSBC Bank USA	4/30/2014	37,282	-	37,282
					Standard
	CAD	22,000,000	SGD	25,191,681	Chartered Bank	4/30/2014	-	(139,940)	(139,940)
	CAD	25,853,521	USD	23,270,000	Bank of Montreal	4/30/2014	100,739	-	100,739
					Barclays Bank PLC
	CAD	23,238,795	USD	20,884,161	Wholesale	4/30/2014	122,950	-	122,950
					Canadian Imperial
	CAD	5,074,391	USD	4,570,000	Bank of Commerce	4/30/2014	17,084	-	17,084
					J. Aron &
	CAD	7,671,523	USD	6,870,000	Company	4/30/2014	64,806	-	64,806
					Royal Bank of
	CAD	64,340,486	USD	57,775,000	Canada	4/30/2014	386,698	-	386,698
	CNH	28,323,378	USD	4,555,000	HSBC Bank USA	4/30/2014	-	(179)	(179)
	EUR	4,120,000	CAD	6,390,326	Citibank N.A.	4/30/2014	-	(101,076)	(101,076)

383

EUR	4,575,000	GBP	3,819,965	Bank of Montreal	4/30/2014	-	(64,737)	(64,737)
				Royal Bank of
EUR	9,270,000	GBP	7,651,829	Scotland PLC	4/30/2014	15,999	-	15,999
EUR	4,580,000	GBP	3,824,300	UBS AG	4/30/2014	-	(65,075)	(65,075)
EUR	3,000,000	SGD	5,276,400	HSBC Bank USA	4/30/2014	-	(62,007)	(62,007)
EUR	4,580,000	USD	6,293,744	Citibank N.A.	4/30/2014	15,506	-	15,506
				J. Aron &
EUR	9,525,000	USD	13,113,457	Company	4/30/2014	7,855	-	7,855
				Deutsche Bank AG
GBP	4,580,000	AUD	8,384,835	London	4/30/2014	-	(127,226)	(127,226)
				Royal Bank of
GBP	4,550,000	AUD	8,258,714	Scotland PLC	4/30/2014	-	(60,491)	(60,491)
GBP	4,600,000	CAD	8,514,934	HSBC Bank USA	4/30/2014	-	(29,963)	(29,963)
				J. Aron &
GBP	16,735,000	CAD	31,035,380	Company	4/30/2014	-	(161,146)	(161,146)
				Royal Bank of
GBP	4,590,000	CAD	8,483,008	Scotland PLC	4/30/2014	-	(17,771)	(17,771)
				State Street Bank
				and Trust
GBP	6,840,000	CAD	12,631,995	Company	4/30/2014	-	(18,029)	(18,029)
				Toronto Dominion
GBP	4,550,000	CAD	8,414,178	Bank	4/30/2014	-	(22,223)	(22,223)
GBP	3,824,328	EUR	4,575,000	Bank of Montreal	4/30/2014	72,009	-	72,009
GBP	3,827,254	EUR	4,580,000	UBS AG	4/30/2014	69,999	-	69,999
				J. Aron &
GBP	6,762,724	USD	11,030,307	Company	4/30/2014	241,771	-	241,771
				Bank of Nova
MXN	63,892,918	CAD	5,255,000	Scotia	4/30/2014	133,125	-	133,125
				Canadian Imperial
NZD	4,856,357	AUD	4,580,000	Bank of Commerce	4/30/2014	-	(34,485)	(34,485)
				J. Aron &
NZD	17,175,000	AUD	16,232,332	Company	4/30/2014	-	(154,077)	(154,077)
NZD	7,464,330	AUD	6,905,000	UBS AG	4/30/2014	71,549	-	71,549
				Deutsche Bank AG
NZD	3,740,000	CAD	3,408,189	London	4/30/2014	157,362	-	157,362
				Royal Bank of
NZD	845,000	CAD	770,530	Canada	4/30/2014	35,103	-	35,103
				State Street Bank
				and Trust
NZD	845,000	CAD	769,795	Company	4/30/2014	35,767	-	35,767
				Royal Bank of
NZD	18,626,709	USD	15,195,669	Scotland PLC	4/30/2014	932,134	-	932,134
SGD	25,853,558	CAD	22,580,000	HSBC Bank USA	4/30/2014	141,827	-	141,827
				Bank of Nova
USD	40,434,699	AUD	45,509,458	Scotia	4/30/2014	-	(1,689,648)	(1,689,648)

384

				Barclays Bank PLC
USD	12,288,310	AUD	13,795,000	Wholesale	4/30/2014	-	(480,582)	(480,582)
USD	8,200,515	AUD	9,195,000	Citibank N.A.	4/30/2014	-	(310,537)	(310,537)
				Deutsche Bank AG
USD	24,769,223	AUD	27,475,000	London	4/30/2014	-	(662,115)	(662,115)
				State Street Bank
				and Trust
USD	529,422	AUD	588,103	Company	4/30/2014	-	(14,936)	(14,936)
USD	22,895,000	CAD	25,369,148	Bank of Montreal	4/30/2014	-	(37,881)	(37,881)
				Barclays Bank PLC
USD	25,205,000	CAD	27,892,392	Wholesale	4/30/2014	-	(8,811)	(8,811)
				Canadian Imperial
USD	4,570,000	CAD	5,059,127	Bank of Commerce	4/30/2014	-	(3,286)	(3,286)
				J. Aron &
USD	6,870,000	CAD	7,624,944	Company	4/30/2014	-	(22,701)	(22,701)
				Royal Bank of
USD	27,850,000	CAD	30,836,646	Canada	4/30/2014	-	(25,320)	(25,320)
				Standard
USD	3,500,000	CAD	3,877,580	Chartered Bank	4/30/2014	-	(5,206)	(5,206)
				Toronto Dominion
USD	123,823,274	CAD	137,294,780	Bank	4/30/2014	-	(286,723)	(286,723)
USD	6,682,022	EUR	4,942,583	Citibank N.A.	4/30/2014	-	(126,711)	(126,711)
				Deutsche Bank AG
USD	22,757,039	EUR	16,849,577	London	4/30/2014	-	(454,358)	(454,358)
				J. Aron &
USD	13,071,806	EUR	9,525,000	Company	4/30/2014	-	(49,506)	(49,506)
				JPMorgan Chase
USD	489,049	EUR	353,384	Bank N.A.	4/30/2014	2,240	-	2,240
				State Street Bank
				and Trust
USD	221,877	GBP	135,291	Company	4/30/2014	-	(3,625)	(3,625)
				Toronto Dominion
USD	1,233,284	GBP	753,906	Bank	4/30/2014	-	(23,321)	(23,321)
				Barclays Bank PLC
USD	9,847,455	NOK	62,119,715	Wholesale	4/30/2014	-	(515,796)	(515,796)
USD	9,788,597	SEK	64,003,718	Citibank N.A.	4/30/2014	-	(95,995)	(95,995)
				Barclays Bank PLC
USD	730,000	SGD	927,914	Wholesale	4/30/2014	-	(7,686)	(7,686)
USD	11,809,269	SGD	14,975,097	HSBC Bank USA	4/30/2014	-	(95,836)	(95,836)

						$4,424,279	($7,036,653)	($2,612,374)

Total Return Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity

385

and liquidity of the portfolio and as a substitute for securities purchased. The following table summarizes the contracts held at March 31, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

					Bank of America
Total Return Trust	EUR	201,420,000	USD	277,771,876	N.A.	4/2/2014	-	($285,701)	($285,701)
	MXN	63,128,708	USD	4,709,692	BNP Paribas SA	5/14/2014	$110,199	-	110,199
					Deutsche Bank AG
	MXN	36,127,350	USD	2,700,000	London	5/14/2014	58,331	-	58,331
	MXN	54,858,410	USD	4,100,000	HSBC Bank USA	5/14/2014	88,452	-	88,452
	USD	36,516,130	CAD	40,534,000	Citibank N.A.	6/19/2014	-	(82,361)	(82,361)
	USD	1,768,746	EUR	1,400,000	BNP Paribas SA	4/1/2014	-	(159,963)	(159,963)
	USD	1,267,350	EUR	1,000,000	Citibank N.A.	4/1/2014	-	(110,300)	(110,300)
					Bank of America
	USD	118,476,945	EUR	86,322,000	N.A.	4/2/2014	-	(444,521)	(444,521)
					Barclays Bank PLC
	USD	118,986,651	EUR	85,824,000	Wholesale	4/2/2014	751,255	-	751,255
					Goldman Sachs
	USD	40,652,804	EUR	29,274,000	Capital Markets LP	4/2/2014	323,490	-	323,490
					Bank of America
	USD	277,758,180	EUR	201,420,000	N.A.	5/2/2014	290,132	-	290,132
	USD	3,809,146	EUR	2,774,000	UBS AG	5/2/2014	-	(12,204)	(12,204)
					Bank of America
	USD	12,021,102	EUR	9,000,000	N.A.	6/2/2014	-	(376,394)	(376,394)
	USD	2,529,060	EUR	2,000,000	BNP Paribas SA	6/2/2014	-	(225,939)	(225,939)
					Credit Suisse
	USD	2,028,800	EUR	1,600,000	International	6/2/2014	-	(175,199)	(175,199)
	USD	33,670,325	EUR	25,200,000	HSBC Bank USA	6/2/2014	-	(1,042,664)	(1,042,664)
	USD	1,771,000	EUR	1,400,000	BNP Paribas SA	7/1/2014	-	(157,459)	(157,459)
	USD	1,139,040	EUR	900,000	BNP Paribas SA	8/1/2014	-	(100,650)	(100,650)
					Goldman Sachs
	USD	29,777,253	GBP	17,772,000	Capital Markets LP	6/12/2014	164,596	-	164,596
	USD	28,218,404	JPY	2,877,600,000	Citibank N.A.	5/13/2014	332,387	-	332,387

							$2,118,842	($3,173,355)	($1,054,513)

Utilities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at March
31, 2014.

				Contractual			Net Unrealized
				Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy	Contract to Sell	Counterparty	Date	Appreciation	Depreciation	(Depreciation)

386

					Barclays Bank PLC
Utilities Trust	EUR	194,228	USD	265,680	Wholesale	4/11/2014	$1,893	-	$1,893
	EUR	919,826	USD	1,258,625	Citibank N.A.	4/11/2014	8,549	-	8,549
					Credit Suisse
	EUR	405,905	USD	555,849	International	4/11/2014	3,336	-	3,336
					Deutsche Bank AG
	EUR	1,130,289	USD	1,544,913	London	4/11/2014	12,199	-	12,199
					Goldman Sachs
	EUR	274,877	USD	374,258	International	4/11/2014	4,418	-	4,418
					Merrill Lynch
	EUR	148,475	USD	201,923	International	4/11/2014	2,620	-	2,620
					Royal Bank of
	EUR	42,419	USD	57,993	Scotland PLC	4/11/2014	445	-	445
	EUR	1,037,739	USD	1,431,776	UBS AG	4/11/2014	-	($2,163)	(2,163)
					Barclays Bank PLC
	GBP	343,435	USD	564,768	Wholesale	4/11/2014	7,750	-	7,750
					Credit Suisse
	GBP	187,975	USD	308,082	International	4/11/2014	5,278	-	5,278
					Deutsche Bank AG
	GBP	50,373	USD	83,929	London	4/11/2014	44	-	44
					JPMorgan Chase
	GBP	890,000	USD	1,484,322	Bank N.A.	4/11/2014	-	(659)	(659)
					Credit Suisse
	USD	12,957,153	EUR	9,495,365	International	4/11/2014	-	(123,876)	(123,876)
					Deutsche Bank AG
	USD	6,806,634	EUR	4,979,031	London	4/11/2014	-	(52,590)	(52,591)
					Goldman Sachs
	USD	158,863	EUR	115,200	International	4/11/2014	161	-	161
					JPMorgan Chase
	USD	12,577,493	EUR	9,217,461	Bank N.A.	4/11/2014	-	(120,690)	(120,690)
	USD	5,680,055	EUR	4,160,182	UBS AG	4/11/2014	-	(51,106)	(51,106)
					Barclays Bank PLC
	USD	5,793,146	EUR	4,160,182	Wholesale	6/18/2014	62,563	-	62,563
					Barclays Bank PLC
	USD	2,002,269	GBP	1,208,583	Wholesale	4/11/2014	-	(12,482)	(12,482)
	USD	73,075	GBP	44,114	Citibank N.A.	4/11/2014	-	(465)	(465)
					Credit Suisse
	USD	4,841,776	GBP	2,949,658	International	4/11/2014	-	(75,411)	(75,411)
					Deutsche Bank AG
	USD	646,945	GBP	394,899	London	4/11/2014	-	(11,366)	(11,367)

387

				JPMorgan Chase
USD	186,274	GBP	111,861	Bank N.A.	4/11/2014	-	(203)	(203)
				Merrill Lynch
USD	4,843,221	GBP	2,949,658	International	4/11/2014	-	(73,966)	(73,966)
USD	263,874	GBP	159,279	UBS AG	4/11/2014	-	(1,649)	(1,649)

						$109,256	($526,626)	($417,372)

The following are abbreviations for the tables above:
AUD Australian Dollar	MXN Mexican Peso
BRL Brazilian Real	MYR Malaysian Ringgit
CAD Canadian Dollar	NOK Norwegian Krone
CHF Swiss Franc	NZD New Zealand Dollar
CNH Chinese Yuan Renminbi (Hong Kong)	PEN Peruvian Nuevo Sol
CNY Chinese Yuan Renminbi	PLN Polish Zloty
DKK Danish Krone	RUB Russian Ruble
EUR Euro	SEK Swedish Krona
GBP Pound Sterling	SGD Singapore Dollar
HKD Hong Kong Dollar	USD U.S. Dollar
JPY Japanese Yen	ZAR South African Rand
KRW Korean Won

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the portfolios purchase an option, the premium paid by the portfolio is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended March 31, 2014, the Global Bond Trust and Real Return Bond Trust used purchased options to manage duration of portfolio, to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. Strategic Income Opportunities Trust used purchased options to manage against anticipated currency exchange rate. Investment Quality Bond Trust used purchased options to manage duration of portfolio. New Income Trust used purchased options to manage duration of the portfolio and manage against anticipated interest rate changes.

The following tables summarize the portfolios’ written options activities during the period ended March 31, 2014 and the contracts held at March 31, 2014.

	Number of Contracts/ Notional	Premium Received

Capital Appreciation Value Trust
Outstanding, beginning of period	2,268	$503,254
Options written	1,587	364,499
Option closed	(189)	(50,528)
Option exercised	(806)	(158,788)

388

Options expired	(112)	(9,747)
Outstanding, end of period	2,748	$648,690

Global Bond Trust
Outstanding, beginning of period	203,300,325	$1,595,441
Options written	123,101,405	1,841,956
Option closed	-	-
Options exercised	(25,300,387)	(179,553)
Options expired	(202,000,556)	(1,044,908)
Outstanding, end of period	99,100,787	$2,212,936

Health Sciences Trust
Outstanding, beginning of period	1,015	$698,384
Options written	413	212,093
Option closed	(77)	(52,264)
Options exercised	(195)	(51,812)
Options expired	(923)	(653,675)
Outstanding, end of period	233	$152,726

Strategic Income Opportunities Trust
Outstanding, beginning of period
	-	-
Options written
	25,020,000	$144,069
Option closed
	-	-
Options exercised
	-	-
Options expired
	(9,270,000)	(48,695)
Outstanding, end of period
	15,750,000	$95,374

Real Return Bond Trust
Outstanding, beginning of period	38,200,000	$167,606
Options written	16,803,001	68,624
Option closed	-	-
Options exercised	(1,200,000)	(2,910)
Options expired	(32,300,000)	(105,006)
Outstanding, end of period	21,503,001	128,314

Total Return Trust
Outstanding, beginning of period	724,300,271	$3,094,486
Options written	470,300,172	2,775,833

389

Option closed	(9,400,000)	(13,446)
Options exercised	(26,600,000)	(50,843)
Options expired	(585,400,271)	(2,366,090)
Outstanding, end of period	573,200,172	$3,439,940

Exchange Traded Options on securities

Capital Appreciation Value Trust

The portfolio used written options to gain exposure to certain securities.

				Number of
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value

Capital Value Appreciation
Trust	Calls

	AutoZone, Inc.	$570.00	Jan 2015	1	$2,877	($2,440)
	AutoZone, Inc.	600.00	Jan 2015	1	1,867	(1,530)
	AutoZone, Inc.	570.00	Sep 2014	1	1,907	(1,440)
	AutoZone, Inc.	600.00	Sep 2014	1	1,047	(710)
	Google, Inc.	1,280.00	Jan 2015	1	7,987	(4,190)
	Google, Inc.	1,330.00	Jan 2015	1	6,097	(3,150)
	Google, Inc.	1,280.00	Sep 2014	1	5,707	(2,535)
	Google, Inc.	1,330.00	Sep 2014	1	3,997	(1,765)
	JPMorgan Chase & Company	60.00	Jan 2015	15	5,280	(6,300)
	JPMorgan Chase & Company	65.00	Jan 2015	15	2,670	(3,210)
	JPMorgan Chase & Company	70.00	Jan 2015	250	24,267	(25,000)
	JPMorgan Chase & Company	60.00	Sep 2014	15	3,750	(4,725)
	JPMorgan Chase & Company	65.00	Sep 2014	15	1,395	(1,763)
	Philip Morris International, Inc.	95.00	Jan 2015	30	7,620	(990)
	Philip Morris International, Inc.	97.50	Jan 2015	81	18,392	(1,863)
	Texas Instruments, Inc.	50.00	Jan 2015	40	4,888	(7,380)
	Texas Instruments, Inc.	48.00	Oct 2014	20	2,800	(4,170)
	Texas Instruments, Inc.	50.00	Oct 2014	20	1,720	(2,690)
	The Boeing Company	135.00	Aug 2014	14	6,748	(3,878)
	The Boeing Company	140.00	Aug 2014	14	4,438	(2,373)
	The Boeing Company	135.00	Jan 2015	14	10,808	(7,735)
	The Boeing Company	140.00	Jan 2015	14	8,288	(5,775)
	The Procter & Gamble
	Company	85.00	Jan 2015	181	45,010	(35,748)
	U.S. Bancorp	45.00	Jan 2015	147	14,153	(19,478)
	United Technologies Corp.	125.00	Aug 2014	8	1,672	(1,080)
	United Technologies Corp.	130.00	Aug 2014	8	776	(436)
	United Technologies Corp.	125.00	Jan 2015	8	3,376	(2,720)

390

	United Technologies Corp.	130.00	Jan 2015	8	2,168	(1,686)

				925	$ 201,705	($156,760)

Health Sciences Trust

The portfolio used written options to manage against changes in securities and to gain exposure to certain securities.
				Number of
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value

Health Sciences Trust	Calls

	AthenaHealth, Inc.	$160.00	Jun 2014	21	$12,222	($32,340)
	Celgene Corp.	165.00	Jul 2014	10	4,483	(2,235)
	Gilead Science, Inc.	85.00	Apr 2014	53	13,894	(239)
	Henry Schein, Inc.	120.00	Apr 2014	24	5,088	(3,540)
	Incyte Corporation LTD	90.00	Jun 2014	23	9,131	(1,955)
	Pharmacyclics, Inc.	175.00	May 2014	31	19,941	(1,240)
	Regeneron Pharmaceuticals,
	Inc.	340.00	May 2014	14	26,558	(7,560)
	Regeneron Pharmaceuticals,
	Inc.	350.00	May 2014	14	21,378	(5,530)
	Regeneron Pharmaceuticals,
	Inc.	350.00	Aug 2014	9	26,194	(12,690)

				199	$138,889	($67,329)
	Puts

	Catamaran Corporation	$47.50	Jul 2014	34	$13,837	($14,620)

				34	$13,837	($14,620)

OTC options on securities
Capital Appreciation Value Trust
The portfolio used written options to gain exposure to certain securities markets.

			Exercise	Expiration	Number of
Portfolio	Name of Issuer	Counterparty	Price	Date	Contracts	Premium	Value

Capital Value Appreciation
Trust	Calls

		Morgan Stanley & Co.,
	Apache Corp.	Inc.	$95.00	Jan 2015	15	$7,275	($3,075)
		Morgan Stanley & Co.,
	Apache Corp.	Inc.	97.50	Jan 2015	18	7,380	(2,835)
		Morgan Stanley & Co.,
	Apache Corp.	Inc.	100.00	Jan 2015	37	12,469	(4,459)
		Morgan Stanley & Co.,
	Apache Corp.	Inc.	105.00	Jan 2015	18	4,230	(1,242)
	CVS Caremark Corp.	Morgan Stanley & Co.,	77.50	Aug 2014	5	518

391

	Inc.					(288)
	Morgan Stanley & Co.,
CVS Caremark Corp.	Inc.	80.00	Aug 2014	5	1,841	(1,350)
	Morgan Stanley & Co.,
`` CVS Caremark Corp.	Inc.	77.50	Jan 2015	5	1,058	(650)
	Morgan Stanley & Co.,
CVS Caremark Corp.	Inc.	80.00	Jan 2015	5	1,170	(788)

Danaher Corp.	JPMorgan Chase Bank	80.00	Jan 2015	18	2,235	(2,070)

Danaher Corp.	JPMorgan Chase Bank	85.00	Jan 2015	16	985	(1,240)

Danaher Corp.	JPMorgan Chase Bank	90.00	Jan 2015	42	8,694	(3,675)

Danaher Corp.	JPMorgan Chase Bank	82.50	Jun 2014	42	8,400	(1,470)

Danaher Corp.	JPMorgan Chase Bank	80.00	Sep 2014	14	2,511	(3,332)

Danaher Corp.	JPMorgan Chase Bank	85.00	Sep 2014	14	6,098	(7,420)
	Morgan Stanley & Co.,
International Business Machs	Inc.	185.00	Jan 2015	16	23,520	(24,840)
	Morgan Stanley & Co.,
International Business Machs	Inc.	190.00	Jan 2015	16	19,520	(20,320)
	Citigroup Global
LaBarge, Inc.	Markets	57.50	May 2014	30	5,160	(5,850)
	Citigroup Global
LaBarge, Inc.	Markets	60.00	May 2014	31	3,162	(2,790)
	Morgan Stanley & Co.,
Lowe’s Companies, Inc.	Inc.	52.50	Jan 2015	14	3,697	(4,865)
	Morgan Stanley & Co.,
Lowe’s Companies, Inc.	Inc.	55.00	Jan 2015	11	1,151	(2,310)
	Morgan Stanley & Co.,
Lowe’s Companies, Inc.	Inc.	52.50	Oct 2014	9	2,681	(2,052)
	Morgan Stanley & Co.,
Lowe’s Companies, Inc.	Inc.	55.00	Oct 2014	11	1,876	(3,438)
	Morgan Stanley & Co.,
Lowe’s Companies, Inc.	Inc.	55.00	Jan 2015	105	23,799	(16,328)
Marsh & McLennan Companies,	Morgan Stanley & Co.,
Inc.	Inc.	50.00	Jul 2014	9	1,343	(896)
Marsh & McLennan Companies,	Morgan Stanley & Co.,
Inc.	Inc.	50.00	Oct 2014	12	2,936	(2,070)
	Morgan Stanley & Co.,
PNC Financial Services Group, Inc.	Inc.	87.50	Aug 2014	12	2,708	(3,228)
	Morgan Stanley & Co.,
PNC Financial Services Group, Inc.	Inc.	90.00	Aug 2014	12	1,915	(2,388)
	Morgan Stanley & Co.,
PNC Financial Services Group, Inc.	Inc.	87.50	Jan 2015	18	3,145	(3,060)
	Morgan Stanley & Co.,
PNC Financial Services Group, Inc.	Inc.	90.00	Jan 2015	16	2,059	(2,560)

392

Simon Property Group, Inc.	JPMorgan Chase Bank	165.00	Jan 2015	15	10,455	(11,550)

Simon Property Group, Inc.	JPMorgan Chase Bank	170.00	Jan 2015	26	13,375	(14,625)

Simon Property Group, Inc.	JPMorgan Chase Bank	175.00	Jan 2015	15	6,255	(6,000)

Simon Property Group, Inc.	JPMorgan Chase Bank	180.00	Jan 2015	15	4,905	(4,163)
	Morgan Stanley & Co.,
State Street Corp.	Inc.	70.00	Aug 2014	11	2,877	(4,400)
	Morgan Stanley & Co.,
State Street Corp.	Inc.	72.50	Aug 2014	11	3,774	(5,610)
	Morgan Stanley & Co.,
State Street Corp.	Inc.	70.00	Jan 2015	9	2,079	(1,476)
	Morgan Stanley & Co.,
State Street Corp.	Inc.	72.50	Jan 2015	14	4,738	(5,880)

TE Connectivity, Ltd.	JPMorgan Chase Bank	65.00	Jul 2014	67	11,414	(13,233)

TE Connectivity, Ltd.	JPMorgan Chase Bank	65.00	Oct 2014	9	1,900	(1,400)
	Citigroup Global
Texas Instruments, Inc.	Markets	45.00	Jan 2015	350	70,053	(144,375)
	Citigroup Global
The Boeing Company	Markets	145.00	Jan 2015	27	10,242	(5,927)
	Citigroup Global
The Boeing Company	Markets	150.00	Jan 2015	27	7,826	(4,307)
	Citigroup Global
The Boeing Company	Markets	155.00	Jan 2015	28	13,602	(8,484)

The Procter & Gamble Company	JPMorgan Chase Bank	85.00	Jan 2015	12	3,610	(4,320)

The Procter & Gamble Company	JPMorgan Chase Bank	90.00	Jan 2015	119	20,405	(10,353)

The Procter & Gamble Company	JPMorgan Chase Bank	92.50	Jan 2015	29	5,268	(1,653)

The Procter & Gamble Company	JPMorgan Chase Bank	95.00	Jan 2015	29	3,844	(1,102)

TRWAutomotive Holdings Corp.	JPMorgan Chase Bank	90.00	Jul 2014	12	5,049	(3,840)

TRWAutomotive Holdings Corp.	JPMorgan Chase Bank	95.00	Jul 2014	12	1,194	(1,476)

TRWAutomotive Holdings Corp.	JPMorgan Chase Bank	90.00	Oct 2014	12	1,609	(870)

TRWAutomotive Holdings Corp.	JPMorgan Chase Bank	95.00	Oct 2014	12	3,485	(2,190)
	Citigroup Global
U.S. Bancorp	Markets	45.00	Jan 2015	220	20,680	(29,150)
	Citigroup Global
United Technologies Corp.	Markets	120.00	Jan 2015	83	32,299	(43,783)
	Citigroup Global
United Technologies Corp.	Markets	125.00	Jan 2015	83	22,511	(28,214)

393

1,823	$446,985	($489,270)

Global Bond Trust
The portfolio used written options to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

			Exercise	Expiration		Number of
Portfolio	Name of Issuer	Counterparty	Price	Date		contracts	Premium	Value

Global Bond Trust	CALLS

	FNMA TBA 3.50% April 30-Year	JPMorgan Chase Bank	$101.23	Apr 2014	USD	5,000,000	$7,813	($461)

							$7,813	($461)
	PUTS

	FNMA TBA 3.50% April 30-Year	JPMorgan Chase Bank	$98.23	Apr 2014	USD	5,000,000	$13,281	($60)

							$13,281	($60)

Options on Exchange-Traded Future Contracts
Global Bond Trust
The portfolio used written options to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Description	Exercise Rate	Expiration Date		Number of Contracts	Premium	Value

Global Bond Trust	Calls

	3 Month EURIBOR	$99.50	Dec 2014	EUR	107	$70,490	($84,760)
	Euro Bund	144.00	May 2014	EUR	30	22,304	(16,532)
	Euro Bund	143.50	May 2014	EUR	81	34,233	(66,954)
	Euro Bund	143.00	May 2014	EUR	41	25,408	(49,141)
	Euro Bund	145.00	May 2014	EUR	49	19,571	(10,801)
	Euro Bund	144.50	May 2014	EUR	93	47,035	(32,030)
	U.S. Treasury 10-Year Note Futures	124.50	Apr 2014	USD	82	25,533	(20,500)
	U.S. Treasury 10-Year Note Futures	124.00	Apr 2014	USD	132	53,734	(55,688)

						$298,308	($336,406)

	Puts

	3 Month EURIBOR	$99.50	Dec 2014	EUR	107	$90,873	($9,213)
	Euro Bund	142.50	May 2014	EUR	65	31,571	(28,655)

						$122,444	($37,868)

Real Return Bond Trust
The portfolio used written options to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

394

Portfolio	Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value

Real Return Bond Trust	Calls

	German Euro BUND Futures	144.00	May 2014	EUR	1	$1,252	($1,019)

						$1,252	($1,019)

Total Return Trust

The portfolio used written options to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Rate	Expiration Date		Number of Contracts	Premium	Value

Total Return Trust	CALLS

	U.S. Treasury 10-Year Note Futures	$125.00	May 2014	USD	86	$65,718	($28,219)

						$65,718	($28,219)

	PUTS

	U.S. Treasury 10-Year Note Futures	$122.00	May 2014	USD	86	$76,468	($33,594)

						$76,468	($33,594)

Foreign Currency Options (OTC)
Global Bond Trust
The portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

				Expiration		Notional
Portfolio	Description	Counterparty	Exercise Rate	Date		Amount	Premium	Value

Global Bond Trust	Calls

	U.S. Dollar versus Mexican Peso	Credit Suisse International	$13.55	May 2014	USD	1,900,000	$33,374	($6,660)
	U.S Dollar versus Russian Ruble	Citibank N.A.	37.38	Apr 2014	USD	1,600,000	11,200	(123)

							$44,574	($6,783)

	Puts

	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$100.75	May 2014	USD	1,500,000	$9,210	($6,870)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	6,600,000	364,070	(343,372)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	1,700,000	92,004	(89,403)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	91.00	Feb 2016	USD	3,300,000	78,672	(71,570)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	99.70	May 2014	USD	2,100,000	13,881	(5,872)
	U.S. Dollar versus Japanese Yen	HSBC Bank USA, N.A.	102.00	Apr 2014	USD	5,200,000	20,410	(7,244)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	101.25	Apr 2014	USD	4,700,000	20,680	(9,203)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	91.00	Feb 2016	USD	8,400,000	212,802	(182,179)
	U.S. Dollar versus Japanese Yen	UBS AG	101.00	Apr 2014	USD	2,600,000	11,505	(5,275)

395

							$823,234	($720,988)

Real Return Bond Trust
The portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

				Expiration		Notional
Portfolio	Description	Counterparty	Exercise Rate	Date		Amount	Premium	Value

Real Return Bond Trust	Calls

	U.S. Dollar versus Brazilian Real	UBS AG	$64.00	Jun 2014	USD	111,000	$1,023	($942)
	U.S. Dollar versus Brazilian Real	BNP Paribas	2.47	Jun 2014	USD	571,000	5,804	(4,033)
	U.S. Dollar versus Brazilian Real	BNP Paribas	2.51	Jun 2014	USD	582,000	5,718	(2,694)
	U.S. Dollar versus Brazilian Real	Barclays Bank PLC	2.52	Jun 2014	USD	382,000	3,858	(1,111)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	2.51	Jun 2014	USD	927,000	9,409	(3,056)
	U.S. Dollar versus Indian Rupee	HSBC Bank USA	64.00	Jun 2014	USD	198,000	1,901	(1,680)
	U.S. Dollar versus Indian Rupee	Barclays Bank PLC	64.90	Jun 2014	USD	186,000	1,702	(1,042)
	U.S. Dollar versus Indian Rupee	HSBC Bank USA	64.90	Jun 2014	USD	225,000	2,138	(1,261)
	U.S. Dollar versus Indian Rupee	UBS AG	64.70	Jun 2014	USD	401,000	3,637	(2,050)
		Goldman Sachs Capital
	U.S. Dollar versus Indian Rupee	Markets, LP	64.20	Jun 2014	USD	420,000	3,801	(2,469)

							$38,991	($20,338)

Total Return Trust

The portfolio used written options to manage duration, manage against anticipated currency exchange rates and gain exposure to foreign currency.

				Expiration		Notional
Portfolio	Name of Issuer	Counterparty	Exercise Rate	Date		Amount	Premium	Value

Total Return Trust	PUTS

	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$125.00	May 2014	USD	1,500,000	$83,775	($78,039)

							$83,775	($78,039)

Interest Rate Swaptions (OTC)
Global Bond Trust
The portfolio used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

			Floating	Pay/Receive	Exercise	Expiration	Notional
Portfolio	Description	Counterparty	Rate Index	Floating Rate	Rate	Date	Amount	Premium	Value

Global Bond Trust	Puts

396

	5-Year
	Interest Rate	Bank of America	3-Month
	Swap	N.A.	USD LIBOR	Receive	2.50%	Sep 2015	USD	30,000,000	$570,000	($851,943)
	5-Year
	Interest Rate		3-Month
	Swap	Citibank N.A.	USD LIBOR	Receive	2.50%	Sep 2015	USD	15,100,000	284,623	(428,811)

									$854,623	($1,280,754)

Real Return Bond Trust

The portfolio used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.
			Floating	Pay/Receive	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate Index	Floating Rate	Rate	Date		Amount	Premium	Value

Real Return Bond
Trust	Puts

	2-Year
	Interest Rate	Bank of America	3-Month
	Swap	N.A.	USD LIBOR	Receive	2.00%	Mar 2015	USD	2,800,000	$5,600	($7,499)
	2-Year	Goldman Sachs
	Interest Rate	Capital Markets,	3-Month
	Swap	LP	USD LIBOR	Receive	2.00%	Mar 2015	USD	6,800,000	13,713	(18,212)
	5-Year
	Interest Rate	Deutsche Bank	3-Month
	Swap	AG	USD LIBOR	Receive	2.85%	Apr 2014	USD	3,000,000	36,000	-

									$55,313	($25,711)

Total Return Trust

The portfolio used written options to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.
			Floating	Pay/Receive	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate Index	Floating Rate	Rate	Date		Amount	Premium	Value

Total Return Trust	CALLS

	5-Year
	Interest Rate	JPMorgan	3-Month
	Swap	Chase Bank	USD LIBOR	Receive	1.56%	Sep 2014	USD	33,400,000	$60,120	($43,129)
	5-Year
	Interest Rate	JPMorgan	3-Month
	Swap	Chase Bank	USD LIBOR	Receive	1.55%	Jul 2014	USD	25,400,000	65,405	(25,067)
	5-Year	Morgan Stanley
	Interest Rate	Capital Services,	3-Month
	Swap	Inc.	USD LIBOR	Receive	1.55%	Jul 2014	USD	32,500,000	78,000	(32,074)
	5-Year
	Interest Rate	The Royal Bank	3-Month
	Swap	of Scotland PLC	USD LIBOR	Receive	1.55%	Jul 2014	USD	12,800,000	38,720	(12,632)
	5-Year	Morgan Stanley	3-Month
	Interest Rate	Capital Services,	USD LIBOR	Receive	1.50%	May 2014	USD	19,100,000	24,830	(4,319)

397

Swap	Inc.
5-Year	Goldman Sachs
Interest Rate	Capital Markets,	3-Month
Swap	L.P.	USD LIBOR	Receive	1.40%	May 2014	USD	18,400,000	47,380	(427)
5-Year	Morgan Stanley
Interest Rate	Capital Services,	3-Month
Swap	Inc.	USD LIBOR	Receive	1.40%	May 2014	USD	24,100,000	59,044	(559)
5-Year	Morgan Stanley
Interest Rate	Capital Services,	3-Month
Swap	Inc.	USD LIBOR	Receive	1.49%	Apr 2014	USD	29,600,000	53,280	(1,848)
5-Year	Morgan Stanley
Interest Rate	Capital Services,	3-Month
Swap	Inc.	USD LIBOR	Receive	1.60%	Apr 2014	USD	23,200,000	34,800	(8,301)
10-Year
Interest Rate	Bank of America	3-Month
Swap	N.A.	USD LIBOR	Receive	2.73%	Apr 2014	USD	20,000,000	92,000	(35,122)
10-Year
Interest Rate	Deutsche Bank	3-Month
Swap	AG	USD LIBOR	Receive	2.64%	Jun 2014	USD	24,800,000	86,800	(49,300)
10-Year	Morgan Stanley
Interest Rate	Capital Services,	3-Month
Swap	Inc.	USD LIBOR	Receive	2.75%	Jun 2014	USD	19,100,000	114,600	(82,894)
10-Year
Interest Rate	The Royal Bank	3-Month
Swap	of Scotland PLC	USD LIBOR	Receive	2.63%	Sep 2014	USD	19,000,000	95,000	(75,514)

								$849,979	($371,186)
PUTS

5-Year	Morgan Stanley
Interest Rate	Capital Services,	3-Month
Swap	Inc.	USD LIBOR	Receive	2.00%	Apr 2014	USD	23,200,000	175,160	(38,456)
5-Year	Goldman Sachs
Interest Rate	Capital Markets,	3-Month
Swap	L.P.	USD LIBOR	Receive	1.90%	May 2014	USD	18,400,000	$156,492	($73,221)
5-Year	Morgan Stanley
Interest Rate	Capital Services,	3-Month
Swap	Inc.	USD LIBOR	Receive	1.80%	May 2014	USD	19,100,000	120,808	(148,457)
5-Year	Morgan Stanley
Interest Rate	Capital Services,	3-Month
Swap	Inc.	USD LIBOR	Receive	2.40%	Jul 2014	USD	42,000,000	263,778	(130,213)
5-Year
Interest Rate	JPMorgan	3-Month
Swap	Chase Bank	USD LIBOR	Receive	1.86%	Sep 2014	USD	33,400,000	490,980	(534,453)
10-Year
Interest Rate	Deutsche Bank	3-Month
Swap	AG	USD LIBOR	Receive	3.04%	Jun 2014	USD	24,800,000	161,200	(165,071)
10-Year	Morgan Stanley
Interest Rate	Capital Services,	3-Month
Swap	Inc.	USD LIBOR	Receive	3.05%	Jun 2014	USD	19,100,000	237,795	(131,058)
10-Year	The Royal Bank	3-Month	Receive	3.03%	Sep 2014	USD	19,000,000	333,450	(307,238)

398

	Interest Rate	of Scotland PLC	USD LIBOR
	Swap

									$1,939,662	($1,528,167)

Credit Default Swaptions (OTC)

Global Bond Trust

The portfolio used credit default swaptions to manage against potential credit events.

				Buy/Sell	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value

Global Bond
Trust	PUTS

	5-Year Credit Default	Morgan Stanley
	Swap	Capital Services, Inc.	CDX ITRAXX	Sell	0.90%	Jun 2014	EUR	100,000	$319	($114)

									$319	($114)

Real Return Bond Trust

The portfolio used credit default swaptions to manage against potential credit events.

				Buy/Sell	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value

Real Return
Bond Trust	Calls

	5-Year Credit Default
	Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	100,000	$368	($287)
	5-Year Credit Default
	Swap	BNP Paribas	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	200,000	665	(575)
	5-Year Credit Default	Goldman Sachs
	Swap	International	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	100,000	350	(287)
	5-Year Credit Default	Goldman Sachs
	Swap	International	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	200,000	590	(228)
	5-Year Credit Default
	Swap	Citibank N.A.	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	700,000	2,087	(797)
	5-Year Credit Default
	Swap	JPMorgan Chase Bank	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	300,000	811	(341)
	5-Year Credit Default
	Swap	BNP Paribas	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	200,000	632	(228)
	5-Year Credit Default	Morgan Stanley
	Swap	Capital Services, Inc.	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	100,000	319	(114)
	5-Year Credit Default
	Swap	Deutsche Bank AG	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	100,000	336	(114)

									$6,158	($2,971)

Total Return Trust

399

The portfolio used credit default swaptions to manage against potential credit events.
				Buy / Sell	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value

Total Return
Trust	CALLS

	5-Year Credit Default
	Swap	BNP Paribas	CDX.IG21	Sell	0.60%	Apr 2014	USD	6,000,000	$3,000	($4,084)
	5-Year Credit Default
	Swap	Citibank N.A.	CDX.IG21	Sell	0.60%	Apr 2014	USD	7,400,000	3,885	(5,037)
	5-Year Credit Default
	Swap	Bank of America N.A.	CDX.IG21	Sell	0.55%	Jun 2014	USD	3,200,000	1,440	(1,990)

									$8,325	($11,111)
	PUTS

	5-Year Credit Default
	Swap	JPMorgan Chase	CDX.IG21	Sell	0.90%	Jun 2014	USD	7,200,000	8,855	(4,028)
	5-Year Credit Default
	Swap	Citibank N.A.	CDX.IG21	Sell	0.90%	Jun 2014	USD	2,200,000	$2,585	($1,231)
	5-Year Credit Default
	Swap	Bank of America N.A.	CDX.IG21	Sell	0.85%	Jun 2014	USD	3,300,000	3,383	(2,291)

									$14,823	($7,550)

Inflation Floors (OTC)

Global Bond Trust

The portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

						Expiration		Notional
Portfolio	Description	Counterparty	Strike Index	Exercise Index		Date		Amount	Premium	Value

				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
Global Bond Trust	Index	Deutsche Bank AG	$218.011	$0		Oct 2020	USD	2,300,000	$22,540	($517)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	Citibank N.A.	217.965	$0		Sep 2020	USD	2,000,000	25,800	(387)

									$48,340	($904)

Real Return Bond Trust
The portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

400

					Expiration		Notional
Portfolio	Description	Counterparty	Strike Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of
				((1+0.0%)[10] - (Index
Real Return Bond	Floor- OTC CPURNSA			Final/Index Initial)) or
Trust	Index	Citibank N.A.	216.687	$0	Apr 2020	USD	2,600,000	$23,160	($346)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	Citibank N.A.	217.965	$0	Sep 2020	USD	200,000	2,580	(39)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	BNP Paribas	233.049	$0	Mar 2018	USD	100,000	860	(112)

								$26,600	($497)
*The floor level is zero. The starting index value will be determined in March 2014, using the index value from December 2013.

Total Return Trust

The portfolio used inflation floors to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

					Expiration		Notional
Portfolio	Description	Counterparty	Strike Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of
				((1+0.0%)[10] —(Index
				Final/Index Initial)) or
Total Return Trust	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.949	$0	Mar 2020	USD	2,600,000	$19,500	($310)
				Maximum of
				((1+0.0%)[10] —(Index
				Final/Index Initial)) or
	Floor-OTC CPURNSA Index	Citibank N.A.	215.949	$0	Mar 2020	USD	7,500,000	63,460	(906)
				Maximum of
				((1+0.0%)[10] —(Index
				Final/Index Initial)) or
	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	$0	Apr 2020	USD	17,900,000	159,640	(2,384)
				Maximum of
				((1+0.0%)[10] —(Index
				Final/Index Initial)) or
	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	$0	Sep 2020	USD	6,900,000	89,010	(1,333)
				Maximum of
				((1+0.0%)[10] —(Index
				Final/Index Initial)) or
	Floor-OTC CPURNSA Index	Deutsche Bank AG	218.011	$0	Oct 2020	USD	7,100,000	69,580	(1,595)

								$401,190	($6,528)

401

Swaps. Swap agreements are agreements between a portfolios and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals.
Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-
to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held as of March 31, 2014. In addition, the tables detail how the portfolios used interest rate swap contracts during the period ended March 31, 2014.

Global Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Unamortized
						Payments		Upfront
					Payments	Received		Payment	Unrealized
		Notional		USD Notional	Made by	by	Maturity	Paid	Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	Fund	Portfolio	Date	(Received)	(Depreciation)	Market Value

Global Bond Trust

BRL-
Interbank-
Deposit-
	Bank of				Rate-	Fixed
	America N.A.	1,000,000	BRL	$629,763	Annualized	12.26%	Jan 2017	($97)	$1,070	$973
BRL-
Interbank-
Deposit-
	Bank of				Rate-	Fixed
	America N.A.	9,100,000	BRL	5,594,061	Annualized	12.94%	Jan 2017	27,813	22,745	50,558
BRL-
Interbank-
Deposit-
	Bank of				Rate-	Fixed
	America N.A.	100,000	BRL	30,563	Annualized	12.85%	Jan 2021	(209)	516	307

402

Barclays				MXN-TIIE-	Fixed
Capital	18,200,000	MXN	1,371,566	Banxico	6.80%	Dec 2023	(17,397)	44,011	26,614
				BRL-
				Interbank-
				Deposit-
BNP Paribus				Rate-	Fixed
SA	29,300,000	BRL	18,011,646	Annualized	12.94%	Jan 2017	15,803	146,982	162,785
BNP Paribus				MXN-TIIE-	Fixed
SA	70,000,000	MXN	5,243,560	Banxico	6.8%	Dec 2023	(38,684)	141,552	102,868
				BRL-
				Interbank-
				Deposit-
Deutsche				Rate-	Fixed
Bank AG	13,100,000	BRL	8,052,988	Annualized	12.94%	Jan 2017	29,769	43,012	72,781
Deutsche				MXN-TIIE-	Fixed
Bank AG	32,200,000	MXN	2,408,647	Banxico	6.80%	Dec 2023	(7,747)	54,785	47,038
				BRL-
				Interbank-
Goldman				Deposit-
Sachs Bank				Rate-	Fixed
USA	3,100,000	BRL	947,447	Annualized	12.85%	Jan 2021	(4,935)	14,439	9,504
Goldman
Sachs Bank				MXN-TIIE-	Fixed
USA	59,900,000	MXN	4,504,739	Banxico	6.80%	Dec 2023	7,596	80,458	88,054
Goldman
Sachs Bank				MXN-TIIE-	Fixed
USA	3,900,000	MXN	299,441	Banxico	6.77%	Dec 2023	(96)	5,081	4,985
				BRL-
				Interbank-
				Deposit-
HSBC Bank				Rate-	Fixed
USA	12,000,000	BRL	7,376,783	Annualized	12.94%	Jan 2017	4,185	62,484	66,669
HSBC Bank				MXN-TIIE-	Fixed
USA	34,800,000	MXN	2,660,446	Banxico	6.80%	Dec 2023	416	50,832	51,248
JPMorgan				MXN-TIIE-	Fixed
Chase Bank	25,900,000	MXN	1,972,244	Banxico	6.80%	Dec 2023	(13,633)	51,468	37,835
JPMorgan				MXN-TIIE-	Fixed
Chase Bank	8,100,000	MXN	610,894	Banxico	7.38%	Feb 2029	-	6,103	6,103
				BRL-
Morgan				Interbank-
Stanley				Deposit-
Capital				Rate-	Fixed
Services, Inc.	6,200,000	BRL	3,811,338	Annualized	12.94%	Jan 2017	(3,473)	37,919	34,446
				BRL-
				Interbank-
UBS AG				Deposit-
Stamford				Rate-	Fixed
Branch	200,000	BRL	61,126	Annualized	12.85%	Jan 2021	32	581	613
Exchange Cleared Swaps

403

						EUR-
					Fixed	EURIBOR-
		22,400,000	EUR	31,155,031	0.40%	Reuters	Mar 2015	(45,126)	39,297	(5,829)
						EUR-
					Fixed	EURIBOR-
		26,800,000	EUR	37,296,104	2.00%	Reuters	Sep 2024	(186,069)	(138,049)	(324,118)
						GBP-
					Fixed	LIBOR-
		6,200,000	GBP	10,315,247	3.50%	BBA	Sep 2044	(150,225)	(172,654)	(322,879)
					JPY-	Fixed
		1,650,000,000	JPY	16,433,433	LIBOR-BBA	1.50%	Jun 2033	(198,274)	60,884	(137,390)
					USD-	Fixed
		37,000,000	USD	37,000,000	LIBOR-BBA	3.00%	Jun 2023	(2,068,448)	612,224	(1,456,224)
						USD-
					Fixed	LIBOR-
		40,900,000	USD	40,900,000	3.00%	BBA	Jun 2024	(203,900)	(48,298)	(252,198)
					USD-	Fixed
		5,200,000	USD	5,200,000	LIBOR-BBA	4.50%	Jun 2024	(27,810)	117,662	89,852

				$241,887,067				($2,880,509)	$1,235,104	($1,645,405)

Investment Quality Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes.

						Payments		Unamortized
					Payments	Received		Upfront	Unrealized
		Notional		USD Notional	Made by	by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Trust

	JPMorgan
	Chase Bank,				Fixed	3 Month
	N.A.	5,100,000	USD	$5,100,000	4.318%	LIBOR	Dec 2028	-	($734,434)	($734,434)
	JPMorgan
	Chase Bank,				Fixed	3 Month
	N.A.	2,100,000	USD	2,100,000	3.425%	LIBOR	Jun 2039	-	12,030	12,030

				$7,200,000				-	($722,404)	($722,404)

Real Return Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

404

						Payments		Unamortized
					Payments	Received		Upfront	Unrealized
		Notional		USD Notional	Made by	by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Real Return Bond Trust

					BRL-
					Interbank-
					Deposit-
					Rate-	Fixed
	HSBC Bank	1,057,395	BRL	$726,942	Annualized	10.91%	Jan 2017	$36	($13,019)	($12,983)
					BRL-
					Interbank-
	Morgan				Deposit-
	Stanley Capital				Rate-	Fixed
	Services	5,978,383	BRL	3,919,319	Annualized	8.22%	Jan 2017	(435)	(301,558)	(301,993)
					BRL-
					Interbank-
					Deposit-
					Rate-	Fixed
	UBS AG	2,850,746	BRL	1,879,473	Annualized	8.15%	Jan 2017	-	(147,326)	(147,326)
Exchange Cleared Swaps

						JPY-
						LIBOR-
		200,000,000	JPY	2,025,595	Fixed 1.00%	BBA	Sep 2023	(16,815)	(24,758)	(41,573)
						3 Month
		2,600,000	USD	2,600,000	Fixed 3.50%	LIBOR	Dec 2043	104,794	(109,495)	(4,701)
						EUR-
						EURIBOR-
		700,000	EUR	972,580	Fixed 2.75%	Reuters	Sep 2044	(36,715)	(18,257)	(54,972)
						USD-
						LIBOR-
		3,000,000	USD	3,000,000	Fixed 3.75%	BBA	Jun 2044	(103,551)	4,890	(98,661)

				$15,123,909				($52,686)	($609,523)	($662,209)

Total Return Trust

The portfolio used interest rate swaps to manage duration of the portfolio, manage against anticipated interest rate changes and a substitute for securities purchased.

						Payments		Unamortized
					Payments	Received		Upfront	Unrealized
		Notional		USD Notional	Made by	by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Total Return Trust

405

				BRL-
				Interbank-
				Deposit-
Bank of				Rate-	Fixed
America N.A.	3,800,000	BRL	$1,883,986	Annualized	8.86%	Jan 2017	$2,973	($103,529)	($100,556)
Bank of				MXN-TIIE-	Fixed
America N.A.	44,000,000	MXN	3,289,966	Banxico	5.70%	Jan 2019	(11,276)	53,114	41,838
Bank of				MXN-TIIE-	Fixed
America N.A.	300,000	MXN	23,228	Banxico	5.50%	Sep 2022	($372)	($993)	($1,365)
Barclays Bank				MXN-TIIE-	Fixed
PLC	341,700,000	MXN	25,180,510	Banxico	5.60%	Sep 2016	78,422	626,702	705,124
Barclays Bank				MXN-TIIE-	Fixed
PLC	1,800,000	MXN	139,367	Banxico	5.00%	Sep 2017	(730)	1,445	715
Barclays Bank				MXN-TIIE-	Fixed
PLC	87,000,000	MXN	6,291,655	Banxico	5.50%	Sep 2017	(32,485)	177,493	145,008
Barclays Bank				MXN-TIIE-	Fixed
PLC	100,000	MXN	7,757	Banxico	5.75%	Jun 2023	(264)	(140)	(404)
Barclays Bank				MXN-TIIE-	Fixed
PLC	200,000	MXN	15,512	Banxico	6.00%	Jun 2023	(320)	(212)	(532)
				MXN-TIIE-	Fixed
BNP Paribas	100,000	MXN	7,877	Banxico	5.75%	Jun 2023	(119)	(288)	(407)
				BRL-
				Interbank-
				Deposit-
Deutsche Bank				Rate-	Fixed
AG	2,000,000	BRL	1,006,543	Annualized	9.13%	Jan 2017	7,165	(60,238)	(53,073)
Deutsche Bank				MXN-TIIE-	Fixed
AG	14,000,000	MXN	1,046,807	Banxico	5.70%	Jan 2019	(5,586)	18,898	13,312
Deutsche Bank				MXN-TIIE-	Fixed
AG	200,000	MXN	15,676	Banxico	5.75%	Jun 2023	(312)	(496)	(808)
				BRL-
				Interbank-
				Deposit-
Goldman				Rate-	Fixed
Sachs	2,100,000	BRL	1,041,796	Annualized	9.095%	Jan 2017	-	(57,211)	(57,211)
Goldman				MXN-TIIE-	Fixed
Sachs	14,000,000	MXN	1,046,807	Banxico	5.70%	Jan 2019	(3,882)	17,194	13,312
Goldman				MXN-TIIE-	Fixed
Sachs	200,000	MXN	15,555	Banxico	5.75%	Jun 2023	(448)	(360)	(808)
				BRL-
				Interbank-
				Deposit-
HSBC Bank				Rate-	Fixed
USA	3,400,000	BRL	1,708,543	Annualized	8.95%	Jan 2017	(15)	(97,096)	(97,111)
HSBC Bank				MXN-TIIE-	Fixed
USA	248,800,000	MXN	19,069,343	Banxico	5.60%	Sep 2016	46,713	466,705	513,418
HSBC Bank				MXN-TIIE-	Fixed
USA	5,200,000	MXN	403,791	Banxico	5.00%	Sep 2017	(2,323)	4,390	2,067

406

HSBC Bank				MXN-TIIE-	Fixed
USA	40,000,000	MXN	2,868,671	Banxico	5.50%	Sep 2017	(10,987)	77,569	66,582
HSBC Bank				MXN-TIIE-	Fixed
USA	7,800,000	MXN	611,285	Banxico	4.75%	Feb 2018	(4,914)	(1,863)	(6,777)
HSBC Bank				MXN-TIIE-	Fixed
USA	92,000,000	MXN	7,135,517	Banxico	5.00%	Jun 2018	(124,196)	80,372	(43,824)
HSBC Bank				MXN-TIIE-	Fixed
USA	11,800,000	MXN	921,594	Banxico	5.50%	Sep 2022	(19,085)	(34,599)	(53,684)
HSBC Bank				MXN-TIIE-	Fixed
USA	300,000	MXN	23,631	Banxico	5.75%	Jun 2023	(443)	(787)	(1,230)
JP Morgan
Chase Bank,				MXN-TIIE-	Fixed
N.A.	14,000,000	MXN	1,046,807	Banxico	5.70%	Jan 2019	(4,565)	17,877	13,312
JP Morgan
Chase Bank,				MXN-TIIE-	Fixed
N.A.	300,000	MXN	22,662	Banxico	6.00%	Jun 2023	(1,013)	214	(799)
Morgan
Stanley Capital				MXN-TIIE-	Fixed
Services, Inc.	13,600,000	MXN	1,105,893	Banxico	5.60%	Sep 2016	1,388	26,677	28,065
Morgan
Stanley Capital				MXN-TIIE-	Fixed
Services, Inc.	50,000,000	MXN	3,608,427	Banxico	5.50%	Sep 2017	(14,608)	97,946	83,338
Morgan
Stanley Capital				MXN-TIIE-	Fixed
Services, Inc.	60,000,000	MXN	4,653,598	Banxico	5.00%	Jun 2018	(82,254)	50,765	(31,489)
Morgan
Stanley Capital				MXN-TIIE-	Fixed
Services, Inc.	11,100,000	MXN	906,274	Banxico	6.35%	Jun 2021	1,967	7,427	9,394
Morgan
Stanley Capital				MXN-TIIE-	Fixed
Services, Inc.	22,000,000	MXN	1,706,913	Banxico	5.50%	Sep 2022	(45,196)	(54,892)	(100,088)
				BRL-
				Interbank-
				Deposit-
				Rate-	Fixed
UBS AG	3,800,000	BRL	1,903,414	Annualized	8.90%	Jan 2017	1,218	(110,299)	(109,081)
Exchange Cleared Swaps

				3-month	Fixed
	376,400,000	USD	376,400,000	LIBOR	1.50%	Mar 2016	2,902,377	(226,173)	2,676,204
				USD-
				LIBOR-	Fixed
	397,400,000	USD	397,400,000	BBA	1.50%	Dec 2016	316,637	(681,013)	(364,376)
				3-month	Fixed
	478,800,000	USD	478,800,000	LIBOR	3.00%	Sep 2017	2,887,824	(39,299)	2,848,525
				Federal
				Fund
				Effective	Fixed
	122,100,000	USD	122,100,000	Rate US	1.00%	Oct 2017	(143,913)	(1,473,765)	(1,617,678)
	87,400,000	USD	87,400,000	Fixed	3-month	Jun 2041	(21,417,460)	8,728,058	(12,689,402)

407

			4.250%	LIBOR
			Fixed	3-month
177,600,000	USD	177,600,000	2.75%	LIBOR	Jun 2043	12,260,323	13,367,218	25,627,541
			Fixed	3-month
9,000,000	USD	9,000,000	3.50%	LIBOR	Dec 2043	334,180	(350,453)	(16,273)

		($1,737,409,405)				($3,085,579)	$20,526,358	$17,440,779

The following are abbreviations for the table above:

CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere's Interbancaria de Equilibrio (Interbank Equlibrium Interest Rate)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the
Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A portfolio may enter into CDS in which it may act as either
Buyer or Seller. By acting as the Seller, the portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the credit default swap contracts the portfolios held as of March 31, 2014. In addition, the tables detail how the portfolios used credit default swap contracts as a Buyer of protection.

Global Bond Trust

The portfolio used credit default swaps to manage against potential credit events, gain exposure to securities or credit index and as a substitute for securities purchased.

Unamortized
Upfront
								Payment	Unrealized
		Reference	Notional		USD Notional	(Pay)/Received	Maturity	Paid	Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Global Bond Trust

Spectra
	Bank of America	Energy
	N.A.	Capital, LLC	3,000,000	USD	$3,000,000	(1.180)%	Jun 2018	-	($69,692)	(69,692)
Computer
	Bank of America	Sciences
	N.A.	Corporation	2,050,000	USD	2,050,000	(0.970)%	Mar 2018	-	(38,071)	(38,071)

408

Morgan Stanley
Capital Services,	Duke Capital
Inc.	NS	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	-	(21,981)	(21,981)
	The
	Cleveland
	Electric
The Royal Bank	Illuminating
of Scotland PLC	Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	(40,014)	(40,014)
	Marsh &
	Mclennan
Deutsche Bank	Companies,
AG	Inc.	1,100,000	USD	1,100,000	(0.800)%	Sep 2015	-	(11,887)	(11,887)

Bank of America	CNA Financial
N.A.	Corp	4,000,000	USD	4,000,000	(0.940)%	Dec 2014	-	(25,840)	(25,840)
	Spectra
Deutsche Bank	Energy
AG	Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	(24,064)	(24,064)
	Starwood
	Hotels &
	Resorts
Bank of America	Worldwide,
N.A.	Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	(136,034)	(136,034)

				$18,150,000			-	($367,583)	(367,583)

High Yield Trust

The portfolio may use credit default swaps to manage against potential credit events.

							Unamortized
							Upfront
				USD			Payment	Unrealized
	Reference	Notional		Notional	(Pay)/Received	Maturity	Paid	Appreciation
Portfolio	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

High Yield Trust

Exchange Cleared Swaps

	MARKIT
	CDX.NA.HY.2
	1	11,620,000	USD	$11,620,000	(5.000)%	Dec 2018	($671,177)	($416,922)	($1,088,099)

				$11,620,000			($671,177)	($416,922)	($1,088,099)

Investment Quality Bond Trust

The portfolio used credit default swaps to manage against potential credit events.

409

								Unamortized
								Upfront
					USD			Payment	Unrealized
		Reference	Notional		Notional	(Pay)/Received	Maturity	Paid	Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Investment Quality Bond Trust

	Goldman Sachs	ABX.HE.AAA.
	International	06-1	981,798	USD	$981,798	(0.180)%	Jul 2045	$83,719	($59,348)	$24,371

	Goldman Sachs	ABX.HE.AAA.
	International	06-2	214,788	USD	214,788	(0.110)%	May 2046	52,739	(6,885)	45,854

	Goldman Sachs	ABX.HE.PEN
	International	AAA.06-2	841,049	USD	841,049	(0.110)%	May 2046	189,338	(71,157)	118,181

	Goldman Sachs	CMBX.NA.AS
	International	.7	630,000	USD	630,000	(1.000)%	Jan 2047	15,171	(4,859)	10,312

	Goldman Sachs	CMBX.NA.AA
	International	.2	1,020,898	USD	1,760,898	(0.150)%	Mar 2049	375,810	(68,341)	307,469

	Goldman Sachs	CMBX.NA.A
	International	M.2	740,000	USD	740,000	(0.500)%	Mar 2049	41,205	(30,177)	11,028

	Goldman Sachs	CMBX.NA.A
	International	M.4	260,000	USD	260,000	(0.500)%	Feb 2051	39,222	(24,947)	14,275

	Goldman Sachs	CMBX.NA.A.
	International	1	49,833	USD	49,833	(0.350)%	Oct 2052	21,557	(4,310)	17,247

	Goldman Sachs	CMBX.NA.AA
	International	.1	235,000	USD	235,000	(0.250)%	Oct 2052	47,885	(9,415)	38,470

	Goldman Sachs	CMBX.NA.AS
	International	.6	665,000	USD	665,000	(1.000)%	May 2063	8,987	(1,372)	7,615

	JPMorgan Chase	ABX.HE.AAA.
	Bank, N.A.	07-1	467,920	USD	467,920	(0.090)%	Aug 2037	140,377	2,809	143,186

	JPMorgan Chase	ABX.HE.PEN
	Bank, N.A.	AAA.07-1	723,288	USD	723,288	(0.090)%	Aug 2037	295,942	(123,321)	172,621

	JPMorgan Chase	ABX.HE.AA.0
	Bank, N.A.	6-1	525,150	USD	525,150	(0.320)%	Jul 2045	134,333	(16,994)	117,339

	JPMorgan Chase	ABX.HE.AAA.
	Bank, N.A.	06-1	306,434	USD	306,434	(0.180)%	Jul 2045	5,586	2,301	7,887

	JPMorgan Chase	ABX.HE.AAA.
	Bank, N.A.	06-2	735,762	USD	735,762	(0.110)%	May 2046	157,271	(126)	157,145

410

JPMorgan Chase	ABX.HE.PEN
Bank, N.A.	AAA.06-2	506,719	USD	506,719	(0.110)%	May 2046	115,845	(44,641)	71,204

JPMorgan Chase	CMBX.NA.AA
Bank, N.A.	.2	149,990	USD	149,990	(0.150)%	Mar 2049	51,400	(6,220)	45,180

JPMorgan Chase	CMBX.NA.A
Bank, N.A.	M.2	785,000	USD	785,000	(0.500)%	Mar 2049	45,409	(33,726)	11,683

JPMorgan Chase	CMBX.NA.AJ.
Bank, N.A.	4	9,962	USD	9,962	(0.960)%	Feb 2051	2,500	(454)	2,046

JPMorgan Chase	CMBX.NA.A
Bank, N.A.	M.4	5,000	USD	5,000	(0.500)%	Feb 2051	412	(139)	273

JPMorgan Chase	CMBX.NA.A.
Bank, N.A.	1	109,632	USD	109,632	(0.350)%	Oct 2052	47,702	(9,768)	37,934

JPMorgan Chase	CMBX.NA.AA
Bank, N.A.	.1	1,545,000	USD	1,545,000	(0.250)%	Oct 2052	323,458	(70,545)	252,913

JPMorgan Chase	CMBX.NA.AJ.
Bank, N.A.	1	65,000	USD	65,000	(0.840)%	Oct 2052	4,248	(2,152)	2,096

Morgan Stanley &
Company	ABX.HE.AAA.
International, Ltd.	06-1	1,300,328	USD	1,300,328	(0.180)%	Jul 2045	37,264	(4,986)	32,278

Morgan Stanley &
Company	CMBX.NA.AA
International, Ltd.	.2	87,091	USD	87,091	(0.150)%	Mar 2049	34,048	(7,814)	26,234

Morgan Stanley &
Company	CMBX.NA.A
International, Ltd.	M.2	215,000	USD	215,000	(0.500)%	Mar 2049	10,336	(7,132)	3,204

Morgan Stanley &
Company	CMBX.NA.AJ.
International, Ltd.	4	398,482	USD	398,482	(0.960)%	Feb 2051	148,993	(66,880)	82,113

Morgan Stanley &
Company	CMBX.NA.A.
International, Ltd.	1	14,950	USD	14,950	(0.350)%	Oct 2052	6,047	(874)	5,173

Morgan Stanley &
Company	CMBX.NA.AA
International, Ltd.	.1	1,240,000	USD	1,240,000	(0.250)%	Oct 2052	262,808	(59,817)	202,991

Morgan Stanley &
Company	CMBX.NA.AJ.
International, Ltd.	1	370,000	USD	370,000	(0.840)%	Oct 2052	25,236	(13,271)	11,965
Exchange Cleared Swaps

411

ITRAXX-
XOVERS20V
1-5Y	860,000	EUR	1,184,779	(5.000)%	Dec 2018	(104,284)	(36,284)	(140,568)
CDX-
NAHYS22V1-
5Y	4,475,000	USD	4,475,000	(5.000)%	Jun 2019	(316,382)	(24,277)	(340,659)
CDX-
NAIGS22V1-
5Y	10,750,000	USD	10,750,000	(1.000)%	Jun 2019	(148,826)	(19,736)	(168,562)

			$32,348,852			$2,155,356	($824,858)	$1,330,498

Real Return Bond Trust
The portfolio used credit default swaps to manage against potential credit events.

								Unamortized
								Upfront
					USD			Payment	Unrealized
		Reference	Notional		Notional	(Pay)/Received	Maturity	Paid	Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Real Return Bond Trust
		Everest
	Barclays Bank	Reinsurance
	PLC	Holdings, Inc.	1,000,000	USD	$1,000,000	(0.535)%	Dec 2014	-	($2,336)	($2,336)

					$1,000,000			-	($2,336)	($2,336)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the credit default swap contracts the portfolios held as of March 31, 2014. In addition, the tables detail how the portfolios used credit swap contracts as seller of protection during the period ended March 31, 2014.

Global Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to securities or credit index and as a substitute for securities purchased.

			Implied				(Pay)/Rec		Unamortized
			Credit			USD	eived		Upfront
		Reference	Spread or	Notional		Notional	Fixed	Maturity	Payment	Unrealized
Portfolio	Counterparty	Obligation	Credit	Amount	Currency	Amount	Rate	Date	Paid	Appreciation	Market Value

412

		Rating at
		3-31-14						(Received)	(Depreciation)

Global Bond Trust
Bank of America	Government of
N.A.	Japan	0.40%	4,800,000	USD	$4,800,000	1.000%	Jun 2018	$68,209	$53,153	$121,362
Bank of America	Federative Republic
N.A.	of Brazil	1.62%	3,000,000	USD	3,000,000	1.000%	Mar 2019	(133,002)	44,280	(88,722)
Bank of America
N.A.	Republic of Italy	1.31%	200,000	USD	200,000	1.000%	Jun 2019	(4,296)	1,314	(2,982)
Bank of America
N.A.	Russian Federation	2.09%	3,500,000	USD	3,500,000	1.000%	Mar 2019	(234,884)	59,051	(175,833)
	People's Republic of
Barclays Capital	China	0.87%	600,000	USD	600,000	1.000%	Mar 2019	988	2,987	3,975
Barclays Capital	Russian Federation	2.09%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(122,756)	17,256	(105,500)
	Federative Republic
Citibank N.A	of Brazil	1.62%	700,000	USD	700,000	1.000%	Mar 2019	(28,529)	7,828	(20,701)
Citibank N.A	Russian Federation	2.09%	1,400,000	USD	1,400,000	1.000%	Mar 2019	(88,021)	17,688	(70,333)
Citibank N.A	Russian Federation	2.14%	400,000	USD	400,000	1.000%	Jun 2019	(32,667)	10,749	(21,918)
Deutsche Bank	Federative Republic
AG	of Brazil	1.62%	2,400,000	USD	2,400,000	1.000%	Mar 2019	(96,203)	25,229	(70,974)
Deutsche Bank	Government of
AG	Japan	0.40%	2,300,000	USD	2,300,000	1.000%	Jun 2018	33,659	24,494	58,153
Deutsche Bank	People's Republic of
AG	China	0.87%	1,500,000	USD	1,500,000	1.000%	Mar 2019	(234)	10,163	9,929
Deutsche Bank
AG	Republic of Italy	1.28%	10,700,000	USD	10,700,000	1.000%	Mar 2019	(199,033)	63,619	(135,414)
Deutsche Bank
AG	Russian Federation	2.09%	1,000,000	USD	1,000,000	1.000%	Mar 2019	(74,658)	24,420	(50,238)
Goldman Sachs	Federative Republic
International	of Brazil	1.62%	600,000	USD	600,000	1.000%	Mar 2019	(25,555)	7,811	(17,744)
Goldman Sachs	Government of
International	Japan	0.40%	9,200,000	USD	9,200,000	1.000%	Jun 2018	146,283	86,328	232,611
HSBC Bank USA	JSC "GAZPROM"	2.77%	1,000,000	USD	1,000,000	1.000%	Mar 2019	(64,731)	(15,317)	(80,048)
HSBC Bank USA	Republic of Italy	1.28%	100,000	USD	100,000	1.000%	Mar 2019	(1,854)	588	(1,266)
HSBC Bank USA	Russian Federation	2.09%	800,000	USD	800,000	1.000%	Mar 2019	(54,690)	14,500	(40,190)
JPMorgan Chase	Federative Republic
Bank	of Brazil	1.62%	2,200,000	USD	2,200,000	1.000%	Mar 2019	(108,614)	43,547	(65,067)
JPMorgan Chase	People's Republic of
Bank	China	0.87%	1,400,000	USD	1,400,000	1.000%	Mar 2019	4,618	4,656	9,274
Morgan Stanley
Capital Services,	Federative Republic
Inc.	of Brazil	1.62%	6,600,000	USD	6,600,000	1.000%	Mar 2019	(294,046)	98,826	(195,220)
Morgan Stanley
Capital Services,	Government of
Inc.	Japan	0.40%	2,300,000	USD	2,300,000	1.000%	Jun 2018	33,178	24,975	58,153
Morgan Stanley
Capital Services,
Inc.	JSC "GAZPROM"	2.77%	1,200,000	USD	1,200,000	1.000%	Mar 2019	(79,745)	(16,312)	(96,057)

413

	Morgan Stanley
	Capital Services,	People's Republic of
	Inc.	China	0.87%	200,000	USD	200,000	1.000%	Mar 2019	(188)	1,513	1,325

						$60,200,00

						0			($1,356,771)	$613,346	($743,425)

Investment Quality Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit.

			Implied							Unrealiz
			Credit						Unamortized	ed
			Spreads				(Pay) /		Upfront	Appreci
			or Credit			USD	Received		Payment	ation
		Reference	Rating at	Notional	Cur-	Notional	Fixed	Maturity	Paid	(Depreci
Portfolio	Counterparty	Obligation	3-31-14	Amount	rency	Amount	Rate	Date	(Received)	ation)	Market Value

Investment Quality Bond
Trust

	Goldman Sachs
	International	CMBX.NA.BB.7	Ba2	860,000	USD	$860,000	5.000%	Jan 2047	($42,425)	$5,116	($37,309)
	Goldman Sachs
	International	CMBX.NA.BBB-.7	Baa3	560,000	USD	560,000	3.000%	Jan 2047	(34,635)	13,788	(20,847)
	Goldman Sachs
	International	CMBX.NA.BB.7	Ba2	140,000	USD	140,000	5.000%	Apr 2047	(8,593)	2,538	(6,055)
	Goldman Sachs
	International	CMBX.NA.AAA.6	Aaa	1,505,000	USD	1,505,000	0.500%	May 2063	(37,957)	6,592	(31,365)
	Goldman Sachs
	International	CMBX.NA.BB.6	Ba2	305,000	USD	305,000	5.000%	May 2063	(4,965)	210	(4,755)
	Goldman Sachs
	International	CMBX.NA.BBB-.6	Baa3	585,000	USD	585,000	3.000%	May 2063	2,196	(8,314)	(6,118)

	JP Morgan Chase	PRIMEX.ARM.1	B3	86,689	USD	86,689	4.420%	Jun 2036	8,664	573	9,237

	JP Morgan Chase	PRIMEX.ARM.2	Ca	21,419	USD	21,419	4.580%	Dec 2037	622	373	995

	JP Morgan Chase	CMBX.NA.AAA.6	Aaa	1,005,000	USD	1,005,000	0.500%	May 2063	(24,082)	3,486	(20,596)

	JP Morgan Chase	CMBX.NA.BB.6	Ba2	695,000	USD	695,000	5.000%	May 2063	(5,982)	(2,344)	(8,326)
	Morgan Stanley &
	Company
	International, Ltd.	PRIMEX.ARM.1	B3	106,764	USD	106,764	4.420%	Jun 2036	3,319	8,104	11,423
	Morgan Stanley &
	Company
	International, Ltd.	PRIMEX.ARM.2	Ca	871,039	USD	871,039	4.580%	Dec 2037	(50,623)	85,395	34,772
	Morgan Stanley &
	Company
	International, Ltd.	CMBX.NA.BB.7	Ba2	345,000	USD	345,000	5.000%	Jan 2047	(16,062)	1,143	(14,919)

414

	Morgan Stanley &
	Company
	International, Ltd.	CMBX.NA.AAA.6	Aaa	1,745,000	USD	1,745,000	0.500%	May 2063	(39,164)	3,404	(35,760)
	Morgan Stanley &
	Company
	International, Ltd.	CMBX.NA.BB.6	Ba2	610,000	USD	610,000	5.000%	May 2063	2,084	(11,594)	(9,510)
Exchange Cleared Swaps

		ITRAXX-
		EUROPES20V1-5Y	Baa1	1,940,000	EUR	2,672,640	1.000%	Dec 2018	(31,744)	(9,476)	(41,220)

						$12,113,551			($279,347)	$98,994	($180,353)

Real Return Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit.

			Implied
			Credit						Unamortized
			Spreads						Upfront
			or Credit			USD	(Pay)/Rece		Payment	Unrealized
		Reference	Rating at	Notional	Cur-	Notional	ive Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	3-31-14	Amount	rency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Trust
	Bank of America
	N.A	Russian Federation	2.09%	100,000	USD	$100,000	1.000%	Mar 2019	($8,320)	$3,296	($5,024)
	Credit Suisse	iTraxx Europe Series
	Securities	21 Version 1	0.76%	300,000	EUR	413,310	1.000%	Jun 2019	3,836	1,336	5,172
	JP Morgan Chase	Petroleo Brasileiro
	Bank, N.A.	S/A Petrobras	0.99%	300,000	USD	300,000	1.000%	Sep 2015	(2,463)	2,590	127

						$813,310			($6,947)	$7,222	$275

Total Return Trust

The portfolio used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

			Implied
			Credit						Unamortized
			Spreads						Upfront
			or Credit			USD	(Pay) /		Payment	Unrealized
		Reference	Rating at	Notional	Cur-	Notional	Receive	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	3-31-14	Amount	rency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Total Return Trust

	Bank of America	Berkshire Hathaway,
	N.A.	Inc.	12.23	2,900,000	USD	($2,900,000)	1.000%	Mar 2015	($9,715)	$35,647	$25,932
	Bank of America
	N.A.	Citigroup, Inc.	41.98	2,000,000	USD	(2,000,000)	1.000%	Sep 2016	19,576	9,831	29,407

415

Bank of America	CMBX.NA.AAA
N.A.	Indices	Aaa	2,900,000	USD	(2,900,000)	0.500%	May 2063	(124,292)	63,855	(60,437)
Bank of America	Federative Republic
N.A.	of Brazil	67.25	1,000,000	USD	(1,000,000)	1.950%	Apr 2016	(819)	35,727	34,908
Bank of America	General Electric
N.A.	Capital Corp.	32.80	5,100,000	USD	(5,100,000)	1.000%	Dec 2015	(34,584)	95,755	61,171
Bank of America	United Mexican
N.A.	States	27.30	600,000	USD	(600,000)	1.000%	Sep 2015	218	6,393	6,611
Barclays Bank	Federative Republic
PLC	of Brazil	37.49	500,000	USD	(500,000)	1.000%	Jun 2015	(1,683)	5,672	3,989
Barclays Bank	General Electric
PLC	Capital Corp.	36.76	2,300,000	USD	(2,300,000)	1.000%	Sep 2016	20,808	16,007	36,815
Barclays Bank	People's Republic of
PLC	China	41.98	2,300,000	USD	(2,300,000)	1.000%	Dec 2016	39,023	(1,916)	37,107
Barclays Bank	Republic of
PLC	Indonesia	68.88	8,900,000	USD	(8,900,000)	1.000%	Jun 2016	(63,459)	128,010	64,551
Barclays Bank
PLC	Russian Federation	209.01	1,200,000	USD	(1,200,000)	1.000%	Mar 2019	(68,754)	8,469	(60,285)
	United States of
BNP Paribas	America	9.78	7,800,000	EUR	(10,936,378)	0.250%	Mar 2016	(46,487)	79,892	33,405
Citibank N.A	Russian Federation	209.01	1,000,000	USD	(1,000,000)	1.000%	Mar 2019	(57,731)	7,493	(50,238)
	Federative Republic
Citibank N.A.	of Brazil	47.56	1,000,000	USD	(1,000,000)	1.000%	Sep 2015	(4,573)	12,598	8,025
	Republic of
Citibank N.A.	Indonesia	43.90	500,000	USD	(500,000)	1.000%	Sep 2015	(3,240)	7,571	4,331
	United Mexican
Citibank N.A.	States	22.74	1,500,000	USD	(1,500,000)	1.000%	Mar 2015	(6,519)	18,278	11,759
	United Mexican
Citibank N.A.	States	27.30	700,000	USD	(700,000)	1.000%	Sep 2015	(3,098)	10,811	7,713
	United Mexican
Citibank N.A.	States	30.94	11,600,000	USD	(11,600,000)	1.000%	Mar 2016	(36,383)	197,012	160,629
	United Mexican
Citibank N.A.	States	32.16	3,600,000	USD	(3,600,000)	1.000%	Jun 2016	(3,412)	58,366	54,954
	Federative Republic
Citibank N.A.,	of Brazil	162.48	900,000	USD	(900,000)	1.000%	Mar 2019	(37,351)	10,736	(26,615)
	Republic of
Citibank N.A.,	Indonesia	68.88	600,000	USD	(600,000)	1.000%	Jun 2016	(4,862)	9,214	4,352
Credit Suisse	Federative Republic
International	of Brazil	37.49	6,900,000	USD	(6,900,000)	1.000%	Jun 2015	(22,754)	77,809	55,055
Credit Suisse	People's Republic of
International	China	12.88	700,000	USD	(700,000)	1.000%	Mar 2015	630	5,584	6,214
Deutsche Bank	Berkshire Hathaway,
AG	Inc.	25.91	1,100,000	USD	(1,100,000)	1.000%	Sep 2016	14,040	6,572	20,612
Deutsche Bank	Federative Republic
AG	of Brazil	37.49	3,500,000	USD	(3,500,000)	1.000%	Jun 2015	(8,803)	36,729	27,926
Deutsche Bank	Federative Republic
AG	of Brazil	162.48	400,000	USD	(400,000)	1.000%	Mar 2019	(16,779)	4,950	(11,829)
Deutsche Bank	General Electric
AG	Capital Corp.	31.25	1,300,000	USD	(1,300,000)	1.000%	Sep 2015	11,749	1,969	13,718

416

Deutsche Bank	General Electric
AG	Capital Corp.	33.95	400,000	USD	(400,000)	1.000%	Mar 2016	(8,379)	13,751	5,372
Deutsche Bank	JPMorgan Chase &
AG	Company	31.21	2,300,000	USD	(2,300,000)	1.000%	Sep 2016	24,219	15,790	40,009
Deutsche Bank	People's Republic of
AG	China	41.98	2,000,000	USD	(2,000,000)	1.000%	Dec 2016	34,519	(2,251)	32,268
Deutsche Bank	The Export-Import
AG	Bank of China	80.29	400,000	USD	(400,000)	1.000%	Jun 2017	(10,874)	13,510	2,636
Deutsche Bank	United Mexican
AG	States	22.74	1,000,000	USD	(1,000,000)	1.000%	Mar 2015	(4,346)	12,185	7,839
Deutsche Bank	United Mexican
AG	States	30.94	7,200,000	USD	(7,200,000)	1.000%	Mar 2016	(20,563)	120,264	99,701
Deutsche Bank	Federative Republic
London Branch	of Brazil	72.14	2,400,000	USD	(2,400,000)	1.000%	Jun 2016	(3,536)	18,693	15,157
	Berkshire Hathaway,
Goldman Sachs	Inc.	12.23	1,400,000	USD	(1,400,000)	1.000%	Mar 2015	(4,690)	17,209	12,519
Goldman Sachs	CDX.NA.IG.9-V4	12.31	964,499	USD	(964,499)	0.548%	Dec 2017	-	15,313	15,313
	Federative Republic
Goldman Sachs	of Brazil	37.49	500,000	USD	(500,000)	1.000%	Jun 2015	(1,572)	5,561	3,989
Goldman Sachs	Russian Federation	209.01	3,000,000	USD	(3,000,000)	1.000%	Mar 2019	(174,500)	23,786	(150,714)
	Federative Republic
HSBC Bank USA	of Brazil	37.49	2,300,000	USD	(2,300,000)	1.000%	Jun 2015	(14,954)	33,306	18,352
	Federative Republic
HSBC Bank USA	of Brazil	47.56	1,700,000	USD	(1,700,000)	1.000%	Sep 2015	(4,970)	18,613	13,643
	Republic of
HSBC Bank USA	Indonesia	68.88	2,100,000	USD	(2,100,000)	1.000%	Jun 2016	(15,685)	30,916	15,231
HSBC Bank USA	Russian Federation	209.01	4,500,000	USD	(4,500,000)	1.000%	Mar 2019	(260,770)	34,700	(226,070)
	United Mexican
HSBC Bank USA	States	37.11	300,000	USD	(300,000)	1.000%	Sep 2016	1,323	3,384	4,707
	United Mexican
HSBC Bank USA	States	41.10	200,000	USD	(200,000)	1.000%	Dec 2016	1,716	1,506	3,222
JPMorgan Chase
Bank, N.A.	CDX.NA.IG.9-V4	12.31	2,121,897	USD	(2,121,897)	0.553%	Dec 2017	-	34,083	34,083
JPMorgan Chase	Federative Republic
Bank, N.A.	of Brazil	47.56	2,100,000	USD	(2,100,000)	1.000%	Sep 2015	(6,537)	23,390	16,853
JPMorgan Chase	Republic of
Bank, N.A.	Indonesia	68.88	1,600,000	USD	(1,600,000)	1.000%	Jun 2016	(12,646)	24,251	11,605
JPMorgan Chase	United Mexican
Bank, N.A.	States	37.11	200,000	USD	(200,000)	1.000%	Sep 2016	919	2,219	3,138
JPMorgan Chase	United Mexican
Bank, N.A.	States	41.10	2,300,000	USD	(2,300,000)	1.000%	Dec 2016	27,454	9,597	37,051
Morgan Stanley
Capital Services,	Federative Republic
Inc.	of Brazil	37.49	800,000	USD	(800,000)	1.000%	Jun 2015	(1,822)	8,205	6,383
The Royal Bank	People's Republic of
of Scotland PLC	China	37.85	300,000	USD	(300,000)	1.000%	Sep 2016	1,005	3,721	4,726
	Berkshire Hathaway,
UBS AG	Inc.	12.23	1,400,000	USD	(1,400,000)	1.000%	Mar 2015	(4,811)	17,330	12,519

417

	Federative Republic
UBS AG	of Brazil	47.56	500,000	USD	(500,000)	1.000%	Sep 2015	(1,388)	5,401	4,013
	United States of
UBS AG	America	9.40	12,700,000	EUR	(16,290,280)	0.250%	Sep 2015	(49,046)	91,090	42,044
Exchanged Cleared Swaps

	CDX.NA.IG.22	69.33	10,300,000	USD	(10,300,000)	1.000%	Jun 2019	152,183	9,255	161,438

			$139,786,396					($807,005)	$1,553,812	$746,807

Inflation swaps In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table summarizes the inflation swap contracts the portfolio held as March 31, 2014.
Real Return Bond Trust
The portfolio used inflation swaps to manage duration and manage against anticipated changes in inflation.

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation
Fund	Counterparty	Amount	Currency	Amount	Portfolio	Fund	Date	(Received)	(Depreciation)	Market Value

Real Return Bond Fund
	Bank of America	1,000,000	EUR	$1,336,050	FRC-EXT-CPI	Fixed 1.95%	Jul 2021	($428)	$54,781	$54,353
	Barclays Bank PLC	800,000	USD	800,000	Fixed 1.9075%	USA-CPI-U	Apr 2017	-	(5,225)	(5,225)
	BNP Paribas	300,000	USD	300,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(61)	(228)	(289)
	BNP Paribas	4,900,000	USD	4,900,000	Fixed 2.25%	USA-CPI-U	Jul 2017	5,157	(134,724)	(129,567)
	BNP Paribas	1,500,000	EUR	2,027,044	FRC-EXT-CPI	Fixed 1.95%	Jul 2021	18,989	62,541	81,530
	BNP Paribas	1,900,000	USD	1,900,000	Fixed 2.5%	USA-CPI-U	Jul 2022	22,472	(81,763)	(59,291)
	Credit Suisse International	1,300,000	EUR	1,741,544	FRC-EXT-CPI	Fixed 1.95%	Jul 2021	(1,080)	71,739	70,659
	Deutsche Bank AG	500,000	USD	500,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(104)	(377)	(481)
	Deutsche Bank AG	800,000	USD	800,000	Fixed 1.845%	USA-CPI-U	Nov 2016	-	(1,259)	(1,259)
	Deutsche Bank AG	500,000	USD	500,000	Fixed 2.56%	USA-CPI-U	May 2023	-	(14,099)	(14,099)
	Deutsche Bank AG	300,000	EUR	407,595	FRC-EXT-CPI	Fixed 1.95%	Jul 2023	2,547	10,439	12,986
	Goldman Sachs Bank USA	300,000	USD	300,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(187)	(2,553)	(2,740)
	Royal Bank of Scotland	400,000	USD	400,000	Fixed 1.935%	USA-CPI-U	Oct 2016	-	(1,850)	(1,850)
	Royal Bank of Scotland	2,700,000	USD	2,700,000	Fixed 2.25%	USA-CPI-U	Jul 2017	3,327	(74,721)	(71,394)

				$18,612,233				$50,632	($117,299)	($66,667)

The following are abbreviation for the table above:

FRC-EXT-CPI	France Consumer Price ex-Tobacco Index
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

418

INVESTMENT IN AFFILIATED UNDERLYING FUNDS. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS

	BEGINNING			ENDING	INCOME	CAPITAL GAINS
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED
Security	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	GAIN (LOSS)	ENDING VALUE

Core Strategy Trust
Bond Trust	90,081,713	745,334	(1,852,697)	88,974,350	-	-	-	$1,203,822,960
Strategic Equity Allocation	171,035,294	1,181	(3,948,425)	167,088,050	-	-	-	2,855,534,767

					-	-	-	$4,059,357,727

Franklin Templeton Founding
Allocation Trust
Global	22,606,167	36,361	(455,986)	22,186,542	-	-	$540,733	$466,804,850
Income	38,800,526	192,498	(1,827,993)	37,165,031	-	-	(168,424)	463,819,585
Mutual Shares	33,652,978	61,919	(490,353)	33,224,544	-	-	818,018	466,804,850

					-	-	$1,190,327	$1,397,429,285

Lifestyle Aggressive Trust
All Cap Core	582,952	12,259	(28,688)	566,523	-	-	$327,963	$14,536,975
Alpha Opportunities	2,238,191	4,561	(154,393)	2,088,359	-	-	332,355	34,520,582
Blue Chip Growth	1,138,275	12,676	(96,875)	1,054,076	-	-	1,504,332	35,638,297
Capital Appreciation	2,040,087	15,623	(221,649)	1,834,061	-	-	1,517,514	28,941,480
Capital Appreciation Value	686,403	-	(686,403)	-			616,706	-
Emerging Markets Value	4,406,144	-	(254,245)	4,151,899	-	-	213,437	40,771,650
Equity-Income	1,601,695	645,514	(64,607)	2,182,602	-	-	524,227	43,804,819

419

Fundamental Large Cap Value	2,502,701	275,248	(90,221)	2,687,728	-	-	516,948	43,702,456
Fundamental Value	1,538,821	42,384	(133,786)	1,447,419	-	-	1,275,977	29,628,661
International Core	1,907,822	5,297	(70,710)	1,842,409	-	-	(148,454)	22,035,210
International Growth Opportunities	588,557	15,833	(19,519)	584,871	-	-	78,241	8,199,898
International Growth Stock	923,866	24,733	(30,809)	917,790	-	-	125,172	15,565,723
International Small Company	899,402	-	(899,402)	-	-	-	4,341,351	-
International Value	1,649,860	32,290	(42,068)	1,640,082	-	-	(89,536)	24,092,807
Mid Cap Stock	845,865	1,273	(54,286)	792,852	-	-	632,462	17,133,530
Mid Value	823,222	61,888	(37,270)	847,840	-	-	196,910	12,259,773
Mutual Shares	876,735	-	(876,735)	-	-	-	3,042,645	-
Natural Resources	1,567,457	39,783	(1,607,240)	-	-	-	896,428	-
Real Estate Securities	721,957	7,633	(69,415)	660,175	-	-	128,717	10,021,463
Small Cap Growth	412,087	2,704	(62,260)	352,531	-	-	350,329	4,572,327
Small Cap Opportunities	213,458	6,740	(11,406)	208,792	-	-	191,184	6,485,089
Small Cap Value	153,214	5,196	(37,617)	120,793	-	-	437,350	3,190,147
Small Company Growth	142,892	1,415	(27,580)	116,727	-	-	394,932	3,071,096
Small Company Value	178,423	5,447	(38,414)	145,456	-	-	497,940	3,713,503
Strategic Equity Allocation	-	3,057,651	(2,024,812)	1,032,839	-	-	632,799	17,651,214
Strategic Growth	1,366,530	11,392	(66,846)	1,311,076	-		80,400	20,426,557
U.S. Equity	1,713,130	40,296	(134,240)	1,619,186	-	-	972,974	29,388,221
Value	215,956	-	(215,956)	-	-	-	1,772,443	-

					-	-	$21,363,746	$469,351,478

Lifestyle Aggressive PS Series
Strategic Equity Allocation	16,095	1,344,622	(54,792)	1,305,925	-	-	$54,449	$22,318,267

					-	-	$54,449	$22,318,267

420

Lifestyle Balanced Trust
All Cap Core	4,339,455	-	(72,519)	4,266,936	-	-	$1,066,596	$109,489,574
Alpha Opportunities	16,959,740	-	(531,010)	16,428,730	-	-	1,717,546	271,566,903
Blue Chip Growth	7,249,713	-	(229,328)	7,020,385	-	-	5,485,764	237,359,215
Bond Trust	189,778,076	-	(46,335,513)	143,442,563	-	-	17,331,547	1,940,777,872
Capital Appreciation	12,196,519	-	(382,835)	11,813,684	-	-	3,756,687	186,419,935
Core Bond	53,821,611	-	(781,825)	53,039,786	-	-	246,442	692,169,212
Emerging Markets Value	37,711,195	-		37,711,195	-	-		370,323,932
Equity-Income	15,288,278	-	(243,640)	15,044,638	-	-	2,708,991	301,945,889
Fundamental Large Cap Value	15,247,415	-	(305,453)	14,941,962	-	--	1,673,290	242,956,302
Fundamental Value	13,655,450	-	(71,530)	13,583,920	-	-	846,117	278,062,852
Global Bond	19,310,221	-	(282,624)	19,027,597	-	-	(829,788)	241,460,205
Global Conservative Absolute
Return	3,549,482	-		3,549,482	-	-	-	36,062,742
International Core	21,550,950	-	(719,682)	20,831,268	-	-	(1,621,630)	249,141,968
International Growth Opportunities	6,822,013	-	(132,564)	6,689,449	-	-	536,987	93,786,075
International Growth Stock	10,634,531	-	(57,132)	10,577,399	-	-	236,745	179,392,692
International Value	18,563,145	-	(280,952)	18,282,193	-	-	(582,248)	268,565,420
Mid Cap Stock	7,171,531	-	(208,186)	6,963,345	-	-	2,407,252	150,477,888
Mid Value	11,175,349	-	(266,064)	10,909,285	-	-	2,321,831	157,748,262
New Income	88,776,825	-	(1,349,858)	87,426,967	-	-	(256,354)	1,151,413,150
Short Term Government Income	6,543,473	-	(35,511)	6,507,962	-	-	(8,650)	81,609,842
Small Cap Growth	5,159,794	-	(197,027)	4,962,767	-	-	1,526,106	64,367,093
Small Cap Value	2,501,261		(48,674)	2,452,587	-	-	835,650	64,772,823
Small Company Growth	2,040,662	-	(81,212)	1,959,450	-	-	1,287,004	51,553,119

421

Small Company Value	3,105,961	-	(36,033)	3,069,928	-	-	476,973	78,375,261
Strategic Equity Allocation	148,700,233	-	(35,250,516)	113,449,717	-	-	154,888,384	1,938,855,671
Strategic Growth	5,400,411	-	(151,674)	5,248,737	-	-	149,870	81,775,317
Total Return	79,435,913	-	(876,298)	78,559,615	-	-	(225,100)	1,077,837,918
U.S. Equity	12,354,716	-	(163,304)	12,191,412	-	-	1,622,766	221,274,127

					-	-	$197,598,778	$10,819,541,259

Lifestyle Balanced PS Series
Bond PS	8,455,257	3,658,979	(7,603,666)	4,510,570	-	-	($940,528)	$57,780,406
Bond Trust	-	31,532,045	(132,869)	31,399,176	-	-	3,100	424,830,854
Strategic Equity Allocation	6,332,661	22,188,222	(2,224)	28,518,659	-	-	8,297	487,383,879

					-	-	($929,131)	$969,995,139

Lifestyle Conservative Trust
Blue Chip Growth	1,106,117	51,312	(40,447)	1,116,982	-	-	$581,815	$37,765,158
Bond Trust	58,925,627	-	(16,642,761)	42,282,866	-	-	7,373,868	572,087,171
Core Bond	17,098,724	-	(645,307)	16,453,417	-	-	(168,935)	214,717,093
Equity-Income	1,866,553	82,839	(33,638)	1,915,754	-	-	185,829	38,449,177
Fundamental Value	1,167,395	42,775	(9,317)	1,200,853	-	-	44,858	24,581,451
Global Bond	6,190,457	-	(211,954)	5,978,503	-	-	(243,478)	75,867,205
Global Conservative Absolute
Return	1,160,768	-	-	1,160,768	-	-	-	11,793,405
International Core	3,594,004	163,472	(146,319)	3,611,157	-	-	564,970	43,189,437
International Growth Opportunities	505,120	31,542	(15,227)	521,435	-	-	57,783	7,310,524
International Growth Stock	695,848	28,865	(5,544)	719,169	-	-	13,525	12,197,104
International Value	3,063,638	153,093	(62,609)	3,154,122	-	-	124,702	46,334,052
Mid Cap Stock	529,773	18,485	(20,132)	528,126	-	-	152,184	11,412,794

422

Mid Value	825,253	35,708	(19,183)	841,778	-	-	66,846	12,172,103
New Income	28,276,960	-	(1,043,140)	27,233,820	-	-	2,236,180	358,669,409
Short Term Government Income	2,006,250	-	(56,409)	1,949,841	-	-	(17,716)	24,451,005
Small Cap Growth	709,772	38,138	(28,830)	719,080	-	-	116,485	9,326,470
Small Cap Value	580,888	32,762	(14,279)	599,371	-	-	116,881	15,829,376
Strategic Equity Allocation	10,998,928	512,253	(4,158,939)	7,352,242	-	-	18,059,118	125,649,823
Total Return	25,406,223	-	(924,162)	24,482,061	-	-	77,160	335,893,872
U.S. Equity	1,106,464	39,867	(14,324)	1,132,007	-	-	106,707	20,545,934

					-	-	$29,448,782	$1,998,242,563

Lifestyle Conservative PS Series
Bond PS	3,174,852	1,147,057	(2,764,150)	1,557,759	-	-	($321,677)	$19,954,887
Bond Trust	-	9,681,932	(162,799)	9,519,133	-	-	2,991	128,793,873
Strategic Equity Allocation	609,699	1,705,156	(121,365)	2,193,490	-	-	419,782	37,486,736

					-	-	$101,096	$186,235,496

Lifestyle Growth Trust
All Cap Core	6,073,668	-	(102,532)	5,971,136	-	-	$720,031	$153,219,343
Alpha Opportunities	33,198,960	-	(912,878)	32,286,082	-	-	6,598,996	533,688,935
Blue Chip Growth	13,527,211	-	(373,832)	13,153,379	-	-	5,886,408	444,715,730
Bond Trust	145,882,778	-	(44,579,551)	101,303,227	-	-	1,311,508	1,370,632,659
Capital Appreciation	24,373,366	-	(920,234)	23,453,132	-	-	5,352,673	370,090,425
Core Bond	41,234,997	-	(1,412,312)	39,822,685	-	-	471,106	519,686,043
Emerging Markets Value	59,858,681	-	-	59,858,681	-	-	-	587,812,245
Equity-Income	32,631,246	-	(345,249)	32,285,997	-	-	3,668,696	647,979,968
Fundamental Large Cap Value	26,042,904	-	(395,528)	25,647,376	-	-	3,631,285	417,026,333

423

Fundamental Value	26,730,993	-	(97,135)	26,633,858	-	-	396,126	545,195,083
Global Bond	14,717,242	-	(480,560)	14,236,682	-	-	(429,652)	180,663,492
Global Conservative Absolute
Return	3,804,777	-	-	3,804,777	-	-	-	38,656,531
International Core	31,627,582	-	(1,061,377)	30,566,205	-	-	(3,443,184)	365,571,810
International Growth Opportunities	10,380,765	-	(186,537)	10,194,228	-	-	756,186	142,923,076
International Growth Stock	15,607,682	-	(29,957)	15,577,725	-	-	122,976	264,198,223
International Value	28,974,817	-	(424,468)	28,550,349	-	-	(1,514,568)	419,404,628
Mid Cap Stock	9,513,076	-	(327,301)	9,185,775	-	-	1,318,434	198,504,601
Mid Value	14,826,410	-	(288,054)	14,538,356	-	-	2,510,499	210,224,623
New Income	67,566,528	-	(2,315,831)	65,250,697	-	-	4,659,095	859,351,677
Short Term Government Income	4,287,371	-	(103,127)	4,184,244	-	-	(23,716)	52,470,420
Small Cap Growth	8,548,244	-	(309,060)	8,239,184	-	-	1,895,318	106,862,221
Small Cap Opportunities	2,947,127	-	(44,461)	2,902,666	-	-	385,615	90,156,811
Small Cap Value	3,351,718	-	(71,088)	3,280,630	-	-	1,282,035	86,641,447
Small Company Growth	3,503,059	-	(134,830)	3,368,229	-	-	1,264,529	88,618,106
Small Company Value	5,112,698	-	(62,071)	5,050,627	-	-	389,383	128,942,503
Strategic Equity Allocation	276,017,815	-	(70,834,497)	205,183,318	-	-	310,194,085	3,506,582,907
Strategic Growth	11,795,548	-	(313,222)	11,482,326	-	-	302,795	178,894,647
Total Return	60,609,726	-	(2,006,843)	58,602,883	-	-	141,267	804,031,553
U.S. Equity	28,133,352	-	(371,572)	27,761,780	-	-	1,222,880	503,876,303

					-	-	$349,070,806	$13,816,622,343

Lifestyle Growth PS Series
Bond PS	7,141,403	8,073,390	(9,549,773)	5,665,020	-	-	$88,158	$72,568,912
Bond Trust	-	33,316,933	-	33,316,933	-	-	-	450,778,098

424

Strategic Equity Allocation	12,507,718	59,297,521	-	71,805,239	-	-	-	1,227,151,535

					-	-	$88,158	$1,750,498,545

Lifestyle Moderate Trust
Alpha Opportunities	3,706,328	-	(93,923)	3,612,405	-	-	$342,385	$59,713,050
Blue Chip Growth	2,422,906	4,867	(64,463)	2,363,310	-	-	1,435,475	79,903,523
Bond Trust	69,047,750	-	(16,993,241)	52,054,509	-	-	8,090,680	704,297,508
Capital Appreciation	4,292,983	-	(118,200)	4,174,783	-	-	1,161,820	65,878,068
Core Bond	18,946,099	-	(252,963)	18,693,136	-	-	65,493	243,945,430
Equity-Income	4,632,707	23,832	(46,410)	4,610,129	-	-	547,193	92,525,295
Fundamental Large Cap Value	2,931,608	19,859	(41,028)	2,910,439	-	-	284,518	47,323,739
Fundamental Value	2,984,228	-	(4,039)	2,980,189	-	-	41,119	61,004,474
Global Bond	6,780,416	-	(92,570)	6,687,846	-	-	(221,481)	84,868,768
Global Conservative Absolute
Return	1,382,294	-	-	1,382,294	-	-	-	14,044,110
International Core	7,023,634	-	(192,141)	6,831,493	-	-	10,191	81,704,656
International Growth Opportunities	2,063,308	21,670	(26,342)	2,058,636	-	-	107,620	28,862,081
International Growth Stock	3,159,420	4,381	-	3,163,801	-	-	-	53,658,072
International Value	6,481,849	45,753	(59,078)	6,468,524	-	-	246,788	95,022,611
Mid Cap Stock	1,408,543	-	(32,463)	1,376,080	-	-	445,971	29,737,100
Mid Value	2,195,473	15,151	(42,284)	2,168,340	-	-	349,006	31,354,201
New Income	31,140,952	-	(413,201)	30,727,751	-	-	(56,044)	404,684,487
Short Term Government Income	2,142,286	-	(9,390)	2,132,896	-	-	(2,255)	26,746,521
Small Cap Growth	1,245,817	17,839	(42,362)	1,221,294	-	-	329,607	15,840,188
Small Cap Value	660,490	17,266	(11,399)	666,357	-	-	206,375	17,598,486
Small Company Growth	479,028	8,927	(17,411)	470,544	-	-	292,815	12,380,018

425

Small Company Value	764,597	14,159	(7,174)	771,582	-	-	92,593	19,698,495
Strategic Equity Allocation	34,000,918	96,535	(8,021,149)	26,076,304	-	-	35,363,171	445,644,038
Total Return	27,727,859	19,120	(347,115)	27,399,864	-	-	(133,134)	375,926,130
U.S. Equity	1,693,436	-	(18,527)	1,674,909	-	-	166,481	30,399,596
					-
							$49,166,387	$3,122,760,645

Lifestyle Moderate PS Series
Bond PS	4,392,934	1,442,872	(3,676,650)	2,159,156	-	-	($476,234)	$27,658,786
Bond Trust	-	12,451,590	(58,845)	12,392,745	-	-	1,080	167,673,839
Strategic Equity Allocation	2,201,023	5,548,176	(75,896)	7,673,303	-	-	282,866	131,136,751

					-	-	($192,288)	$326,469,376

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the
Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2014.

						Value as a
		Original		Beginning		percentage of
		acquisition	Acquisition	share	Ending share	portfolio's net	Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	assets	3-31-14

Alpha Opportunities Trust	Cloudera, Inc.	2/5/2014	$229,626	-	15,771	0.1%	$438,875
	Bought: 15,771 shares
Alpha Opportunities Trust	DocuSign, Inc.	2/28/2014	$11,360	-	865	0.0%*	$11,360
	Bought: 865 shares
Alpha Opportunities Trust	DocuSign, Inc., Series B1	3/3/2014	$3,401	-	259	0.0%*	$3,401
	Bought: 259 shares
Alpha Opportunities Trust	DocuSign, Inc., Series D	3/3/2014	$8,155	-	621	0.0%*	$8,155
	Bought: 621 shares
Alpha Opportunities Trust	DocuSign, Inc., Series E	3/3/2014	$211,051	-	16,071	0.0%*	$211,051
	Bought: 16,071 shares
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	$208,108	-	10,895	0.0%*	$208,108
	Bought: 10,895 shares
Financial Services Trust	SKBHC Holdings LLC	11/8/2010	$2,158,879	516	516	1.8%	$3,222,904

426

Health Sciences Trust	Calithera Biosciences, Inc.	10/7/2013	$61,852	353,034	353,034	0.0%*	$61,852
Health Sciences Trust	Diplomat Pharmacy, Inc.	1/23/2014	$426,960	-	3	0.2%	$426,960
	Bought: 3 shares
Health Sciences Trust	Castlight Health, Inc.	4/26/2012	$168,800	27,963	27,963	0.2%	$538,600
Health Sciences Trust	Ultragenyx Pharmaceutical, Inc.	1/31/2014	$122,502	-	14,112	0.2%	$642,171
	Bought: 14,112 shares
Mid Cap Stock Trust	DocuSign, Inc.	2/28/2014	$1,590,806	-	121,136	0.2%	$1,590,806
	Bought: 121,136 shares
Mid Cap Stock Trust	DocuSign, Inc., Series B1	3/3/2014	$24,334	-	1,853	0.0%*	$24,334
	Bought: 1,853 shares
Mid Cap Stock Trust	DocuSign, Inc., Series D	3/3/2014	$58,374	-	4,445	0.0%*	$58,374
	Bought: 4,445 shares
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	$4,666,633	-	302,694	0.5%	$4,666,633
	Bought: 302,964 shares
Mid Value Trust	Ally Financial, Inc.	1/23/2014	$2,795,125	-	379	0.3%	$2,802,137
	Bought: 379 shares
Science & Technology Trust	Cloudera, Inc.	2/5/2014	$309,065	-	21,227	0.1%	$590,705
	Bought: 21,227 shares
Science & Technology Trust	Coupons.com, Inc.	3/7/2014	$471,099	-	34,422	0.2%	$773,444
	Bought: 34,422 shares
Science & Technology Trust	Dropbox, Inc.	5/2/2012	$67,334	7,441	7,441	0.0%*	$142,123
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	$83,623	9,241	9,241	0.0%*	$176,503
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	$410,766	89,006	89,006	0.4%	$1,700,015
Science & Technology Trust	GrubHub, Inc.	8/13/2013	$167,370	19,603	19,603	0.0%*	$185,248
Small Cap Growth Trust	Cloudera, Inc.	2/5/2014	$1,153,560	-	79,228	0.4%	$2,204,757
	Bought: 79,228 shares
Small Cap Growth Trust	DocuSign, Inc.	2/28/2014	$755,231	-	57,509	0.1%	$755,231
	Bought: 57,509 shares
Small Cap Growth Trust	DocuSign, Inc., Series B1	3/3/2014	$11,557	-	880	0.0%*	$11,557
	Bought: 880 shares
Small Cap Growth Trust	DocuSign, Inc., Series D	3/3/2014	$27,709	-	2,110	0.0%*	$27,709
	Bought: 2,110 shares
Small Cap Growth Trust	Mobileye	8/13/2013	$2,326,225	66,654	66,654	0.5%	$2,725,482
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	$938,340	473,646	473,646	0.1%	$743,624
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	$1,419,833	645,027	645,027	0.3%	$1,657,719

427

*Less than 0.05%
For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

428

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust
/s/ Andrew Arnott
___________________
Andrew Arnott
President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
___________________
Andrew Arnott
President

Date: May 13, 2014

/s/ Charles A. Rizzo
___________________
Charles A. Rizzo
Chief Financial Officer

Date: May 13, 2014